                                 Filed with the Securities and Exchange Commission on April 20, 2004
Registration No. 333-71654                                                              Investment Company Act No. 811-5438
====================================================================================================================================

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                   Post-Effective Amendment No. 5
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 93

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                               TIMOTHY P. HARRIS, CHIEF LEGAL OFFICER
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                         ROBIN WAGNER, ESQ.
                                                VICE PRESIDENT AND CORPORATE COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-7176
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

                 MAY 1, 2004 or AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                    __  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X   on   May 1, 2004   pursuant to paragraph (b) of Rule 485
                                           ---------------
                                    __  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __  on                       pursuant to paragraph (a) (i) of Rule 485
                                           ---------------------
                                    __  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __  on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2003 was filed within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AS Apex II

                                                                                AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                             A Prudential Financial Company
                                                                            One Corporate Drive, Shelton, Connecticut 06484
                                                                            -----------------------------------------------
This Prospectus  describes  American  Skandia APEXSM II, a flexible  premium  deferred  annuity (the "Annuity")  offered by
American Skandia Life Assurance  Corporation  ("American  Skandia",  "we", "our" or "us"). The Annuity may be offered as an individual  annuity  contract or as an interest in a group annuity.  This  Prospectus  describes the important  features of the Annuity and what you should  consider  before  purchasing  the Annuity.  We have also filed a Statement  of  Additional
Information  that is available  from us,  without  charge,  upon your request.  The contents of the Statement of Additional
Information  are  described  on page 82. The  Annuity  or certain of its  investment  options  and/or  features  may not be available  in all  states.  Various  rights  and  benefits  may  differ  between  states  to meet  applicable  laws  and/or regulations.  In  particular,  please refer to Appendix D for a description of certain  provisions  that apply to Annuities sold to New York  residents.  Certain  terms are  capitalized  in this  Prospectus.  Those terms are either  defined in the
Glossary of Terms or in the context of the particular section.

===========================================================================================================================
American  Skandia offers several  different  annuities  which your  investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be appropriate  for you based on your financial  situation, your age and how you intend to use the annuity.  The different  features and benefits  include  variations in death benefit protection and the ability to access your annuity's  account value. The fees and charges you pay and  compensation  paid to your investment professional may also be different between each annuity.

If you are  purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should consider any surrender or penalty  charges you may incur when  replacing  your existing  coverage and that this Annuity may be subject to a contingent  deferred sales charge if you elect to surrender the Annuity or take a partial  withdrawal.  You should consider your need to access the Annuity's Account Value and whether the annuity's  liquidity  features will satisfy that need.
===========================================================================================================================

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently used for retirement  planning  because it allows you to accumulate  retirement  savings and also offers annuity  payment  options when you are ready to begin  receiving  income.  The Annuity also offers a choice of three different optional benefits,  for an additional charge, that can provide principal  protection or guaranteed minimum income protection for Owners while they are alive and one or more death benefits that can protect your  retirement  savings if you die during a period of declining markets.  It may be used as an investment vehicle for "qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA,  Section 401(a) plans (defined  benefit plans and defined  contribution  plans such as 401(k), profit  sharing and money  purchase  plans) or Tax  Sheltered  Annuity (or  403(b)).  It may also be used as an  investment vehicle for  "non-qualified"  investments.  The Annuity allows you to invest your money in a number of variable  investment options as well as in one or more fixed allocations.

When an Annuity is purchased as a  "non-qualified"  investment,  you  generally are not taxed on any  investment  gains the
Annuity  earns  until  you  make a  withdrawal  or  begin  to  receive  annuity  payments.  This  feature,  referred  to as
"tax-deferral",  can be beneficial to the growth of your Account Value because money that would  otherwise be needed to pay taxes on  investment  gains each year  remains  invested and can earn  additional  money.  However,  because the Annuity is designed for long-term  retirement  savings,  a 10% penalty tax may be applied on withdrawals you make before you reach age
59 1/2. Annuities  purchased as a non-qualified  investment are not subject to the maximum  contribution limits that may apply to a qualified investment, and are not subject to required minimum distributions after age 701/2.

When an Annuity is purchased as a  "qualified"  investment,  you should  consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your retirement plan under the Internal
Revenue  Code.  An Annuity may offer  features  and benefits in addition to providing  tax deferral  that other  investment vehicles may not offer,  including  death benefit  protection for your  beneficiaries,  lifetime  income  options,  and the ability to make transfers  between  numerous  variable  investment  options  offered under the Annuity.  You should consult with your investment  professional as to whether the overall benefits and costs of the Annuity are appropriate  considering your overall financial plan.
---------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or  obligations  of, or issued,  guaranteed or endorsed by, any bank,  are NOT insured or guaranteed by the U.S.  government,  the Federal Deposit  Insurance  Corporation  (FDIC),  the Federal Reserve Board or any
other  agency.  An  investment in this annuity  involves  investment  risks,  including  possible loss of value,  even with respect to amounts allocated to the AST Money Market sub-account.
---------------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES
COMMISSION  NOR HAS THE  COMMISSION  OR ANY STATE  SECURITIES  COMMISSION  PASSED  UPON THE  ACCURACY  OR  ADEQUACY OF THIS
PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY  IS A CRIMINAL  OFFENSE.  PLEASE  READ THIS  PROSPECTUS  AND THE CURRENT
PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
---------------------------------------------------------------------------------------------------------------------------
                                       FOR FURTHER INFORMATION CALL 1-800-766-4530.
Prospectus Dated: May 1, 2004                                                 Statement of Additional Information Dated: May 1, 2004
ASAPEXIIPROS- (05/2004)                                                                                                 ASAPEXIIPROS

                       PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This  Annuity  is a  "flexible  premium  deferred  annuity."  It is called  "flexible  premium"  because  you have considerable  flexibility  in the timing and amount of premium  payments.  Generally,  investors  "defer"  receiving annuity payments until after an accumulation period.

|X|      This Annuity offers both variable  investment  options and Fixed  Allocations.  If you allocate your Account Value to variable investment options,  the value of your Annuity will vary daily to reflect the investment  performance of the underlying  investment options.  Fixed Allocations of different durations are offered that are guaranteed by us, but may have a Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.

|X|      The  Annuity  features  two  distinct  periods  - the  accumulation  period  and the  payout  period.  During  the accumulation  period your Account  Value is allocated to one or more  investment  options.  The variable  investment options,  each a  Sub-account  of American  Skandia  Life  Assurance  Corporation  Variable  Account B, invest in an underlying  mutual  fund  portfolio.  Currently,  portfolios  of the  following  underlying  mutual  funds are being offered:  American Skandia Trust,  Gartmore Variable Investment Trust, Wells Fargo Variable Trust,  INVESCO Variable
       Investment  Funds,  Inc.,  Evergreen  Variable Annuity Trust,  ProFunds VP, First Defined Portfolio Fund LLC and The
       Prudential Series Fund, Inc.

|X|      During the payout period,  commonly  called  "annuitization,"  you can elect to receive  annuity  payments (1) for life; (2) for life with a guaranteed  minimum number of payments;  (3) based on joint lives; or (4) for a guaranteed number of payments.  We currently make annuity payments available on a fixed or variable basis.

|X|      This Annuity  offers  optional  benefits,  for an  additional  charge,  that can provide  principal  protection or guaranteed minimum income protection for Owners while they are alive.

|X|      This Annuity offers a basic Death Benefit.  It also offers  optional Death Benefits that provide an enhanced level of protection for your beneficiary(ies) for an additional charge.

|X|      You are allowed to withdraw a limited  amount of money from your Annuity on an annual  basis  without any charges, although any optional  guaranteed  benefit you elect will be reduced.  Other  product  features  allow you to access your  Account  Value as  necessary,  although a charge  may apply.  After  Annuity  Year 4, you are  allowed to make unlimited withdrawals from your Annuity without any charges.

|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty transfers each year free of charge.  We also offer several  programs that enable you to manage your Account  Value as your  financial  needs and investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through licensed,  registered investment  professionals.  You must complete an application and submit a minimum  initial  purchase  payment of $10,000.  We may allow you to make a lower  initial  purchase  payment  provided you establish a bank  drafting  program  under  which  purchase  payments  received  in the first  Annuity  Year total at least
$10,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those Owners must be age 85 or under, as of the Issue Date of the Annuity.  If the Annuity is owned by an entity,  the annuitant must be age 85 or under,  as of the
Issue Date of the Annuity.  The  availability  and level of protection of certain  optional  benefits may vary based on the age of the Owner, on the Issue Date of the Annuity or the date of the Owner's death.

AVAILABLE INFORMATION
A Statement of Additional  Information is available from us without  charge upon your request.  This  Prospectus is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy  those  registration  statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above address,  Room 1024, and at the SEC's  Regional  Offices,  The Woolworth  Building,  233 Broadway,  New York, NY and 175 W.
Jackson Boulevard,  Suite 900, Chicago, IL. These documents,  as well as documents  incorporated by reference,  may also be obtained  through the SEC's Internet  Website  (http://www.sec.gov)  for this  registration  statement as well as for other registrants that file electronically with the SEC.

                                                     GLOSSARY OF TERMS

Many terms used within this  Prospectus  are described  within the text where they appear.  The  description of those terms are not repeated in this Glossary of Terms.

Account  Value:  The value of each  allocation to a Sub-account  (also referred to as "variable  investment  options") or a
Fixed Allocation prior to the Annuity Date, plus any earnings,  and/or less any losses,  distributions  and charges.  Other than on a contract  anniversary,  the Account Value is calculated before we assess any applicable Contingent Deferred Sales
Charge ("CDSC" or "surrender  charge") and/or any fee that is deducted from the contract  annually in arrears.  The Account
Value is  determined  separately  for each  Sub-account  and for each Fixed  Allocation,  and then totaled to determine the
Account Value for your entire  Annuity.  The Account Value of each Fixed  Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The application of Account Value (or Protected Income Value for the Guaranteed  Minimum Income Benefit,  if
applicable) to one of the available  annuity options for the Annuitant to begin receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity  Year:  A  12-month  period  commencing  on the Issue  Date of the  Annuity  and each  successive  12-month  period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An  allocation  of Account  Value  that is to be  credited a fixed  rate of  interest  for a  specified
Guarantee Period during the accumulation period.

Guarantee  Period:  A period of time  during the  accumulation  period  where we credit a fixed rate of interest on a Fixed
Allocation.

Interim  Value:  The value of a Fixed  Allocation on any date other than the Maturity  Date.  The Interim Value is equal to the initial  value  allocated to the Fixed  Allocation  plus all interest  credited to the Fixed  Allocation as of the date calculated, less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment used in the  determination  of Account Value of each Fixed  Allocation on any day more than
30 days prior to the Maturity Date of such Fixed Allocation.

Owner:  With an Annuity issued as an individual  annuity  contract,  the Owner is either an eligible entity or person named as having  ownership  rights in relation to the Annuity.  With an Annuity  issued as a  certificate  under a group  annuity contract,  the "Owner"  refers to the person or entity who has the rights and benefits  designated as to the  "Participant"
in the certificate.

Surrender  Value:  The value of your Annuity  available  upon  surrender  prior to the Annuity  Date. It equals the Account
Value as of the date we price the surrender minus any applicable CDSC, Annual  Maintenance Fee, Tax Charge,  the charge for any optional benefits and any Market Value Adjustment that may apply to any Fixed Allocations.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation  Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities  and  Exchange
Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  charges  for the  Annuity.  Some fees and charges are  assessed  against  your  Annuity while others are assessed  against  assets  allocated to the  variable  investment  options.  The fees and charges that are assessed  against the Annuity  include the Contingent  Deferred Sales Charge,  Transfer Fee,  Premium Tax Charge and Annual
Maintenance  Fee. The charges  that are assessed  against the variable  investment  options are the  mortality  and expense risk charge,  the charge for  administration of the Annuity,  and the charge for certain optional benefits you elect, other than the Guaranteed  Minimum Income Benefit,  which is assessed against the Protected Income Value.  Each underlying mutual fund  portfolio  assesses a charge for  investment  management,  other expenses and with some mutual funds, a 12b-1 charge.
The prospectus for each  underlying  mutual fund provides more detailed  information  about the expenses for the underlying mutual funds.  All of these fees and charges are described in more detail within this Prospectus.

The  following  table  provides a summary of the fees and  charges  you will pay if you  surrender  the Annuity or transfer
Account Value among investment options.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                   YOUR TRANSACTION FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------------------------------
                                                    (assessed against the Annuity)
----------------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------------------------
          FEE/CHARGE                                                        Amount Deducted
-------------------------------- -------------------------------------------------------------------------------------------------------
--------------------------------
Contingent    Deferred    Sales                                                   8.5%
Charge*                                The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period is measured from the Issue Date of the Annuity.
-------------------------------- -------------------------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------------------------
Transfer Fee                                                                     $10.00
                                                          (Deducted after the 20th transfer each Annuity Year)
-------------------------------- -------------------------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------------------------
Premium Tax Charge                     Up to 3.5% of the value that is annuitized, depends on the requirements of the applicable jurisdiction. This charge is deducted generally at the time you annuitize your contract.

-------------------------------- -------------------------------------------------------------------------------------------------------

*    The following are the Contingent  Deferred Sales Charges (as a percentage of each  applicable  Purchase  Payment) upon surrender or  withdrawal.  For purposes of  calculating  this charge we consider the year  following the Issue Date of your
Annuity as Year 1.

                                        -------- ------ ------ ----- --------
                                        Yr. 1   Yr. 2  Yr. 3  Yr.   Yrs. 5+
                                                               4
                                        -------- ------ ------ ----- --------
                                        -------- ------ ------ ----- --------

                                         8.5%    8.0%   7.0%   6.0%   0.0%
                                        -------- ------ ------ ----- --------

The following  table provides a summary of the periodic fees and charges you will pay while you own the Annuity,  excluding the  underlying  mutual fund  Portfolio  annual  expenses.  These fees and charges are described in more detail within this
Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                    YOUR PERIODIC FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                           ANNUAL FEES/CHARGES ASSESSED AGAINST THE ANNUITY
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Annual Maintenance Fee                                                              Smaller of $35 or 2% of Account Value
                                                                          (Only applicable if Account Value is less than $100,000)
                                                                        (Assessed annually on the Annuity's anniversary date or upon surrender)
--------------------------------------------------------------------- ------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                               ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS1
                                 (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
Mortality & Expense Risk Charge2                                                                    1.50%
--------------------------------------------------------------------- ------------------------------------------------------------------
Administration Charge2                                                                              0.15%
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Settlement Service Charge3                                             1.40% per year of the value of each Sub-account if the Owner's beneficiary elects the Qualified Beneficiary Continuation
                                                                                          Option4 ("Qualified BCO")
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Total Annual Charges of the Sub-accounts                                       1.65% per year of the value of each Sub-account
                                                                       (1.40% per year if you are a beneficiary electing the Qualified
                                                                                                    BCO)
--------------------------------------------------------------------- ------------------------------------------------------------------
1        These charges are deducted daily and apply to Variable Investment Options only.
2    The combination of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the "Insurance
     Charge" elsewhere in this Prospectus.
3        The Mortality & Expense Risk Charge and the Administration  Charge do not apply if you are a beneficiary under the
     Qualified  Beneficiary  Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the
     Qualified Beneficiary Continuation Option.
4        When an Annuity is used as an IRA, 403(b) or other  "qualified  investment",  upon the Owner's death a beneficiary may generally elect to continue the Annuity and receive Minimum  Distributions  under the Annuity instead of receiving the death  benefit  in a single  payment.  If a  beneficiary  elects  this  option,  the  beneficiary  will  incur the
     Settlement  Service Charge.  Please refer to the section of this  prospectus that describes the Qualified  Beneficiary
     Continuation Option for more detailed  information about this option,  including certain  restrictions and limitations that may apply.

The  following  table  provides a summary of the fees and charges you will pay if you elect any of the  following  optional benefits.  Not all optional  benefits may be purchased  in  combination  with one another.  You may only elect one optional living  benefit.  The optional  living  benefits are the  Guaranteed  Return Option Plus program (and where not  available,
Guaranteed Return Option),  the Guaranteed Minimum  Withdrawal  Benefit and the Guaranteed Minimum Income Benefit.  For the
optional  death  benefits,  you may elect the Enhanced  Beneficiary  Protection  Death Benefit and the Highest  Anniversary
Value Death Benefit  together or  individually,  but the Combination 5% Roll-up and HAV Death Benefit may only be purchased individually.  The fees and charges and each of the optional benefits are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)/ GUARANTEED RETURN OPTION
We offer a program  that  guarantees  a  "return  of  premium"  at a future  date,  while     0.25% of average           1.90%;
allowing you to allocate all or a portion of your Account Value to certain Sub-accounts.    daily net assets of    1.65% for Qualified
                                                                                              the Sub-accounts             BCO
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
We offer a program that  guarantees  your ability to withdraw  amounts over time equal to     0.35% of average           2.00%;
an  initial  principal  value,  regardless  of the impact of market  performance  on your   daily net assets of    1.75% for Qualified
Account Value.                                                                                the Sub-accounts             BCO
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)**                                                   0.50% per year of            1.65%
We offer a program that,  after a seven-year  waiting period,  guarantees your ability to       the average               PLUS
begin  receiving  income from your Annuity in the form of annuity  payments based on your     Protected Income    0.50% per year of
total Purchase  Payments and an annual increase of 5% on such Purchase  Payments adjusted    Value during each    average Protected
for  withdrawals  (called the  "Protected  Income  Value"),  regardless  of the impact of      year; deducted     Income Value
market performance on your Account Value.                                                   annually in arrears
                                                                                             each Annuity Year
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT**                                                                           1.90%
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average
your  beneficiary(ies)  by providing  amounts in addition to the basic Death Benefit that   daily net assets of
can be used to offset  federal  and state  taxes  payable  on any  taxable  gains in your     the Sub-accounts
Annuity at the time of your death.
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ("HAV")**
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average
your  beneficiary(ies)  by  providing a death  benefit  equal to the greater of the basic   daily net assets of           1.90%
Death Benefit and the Highest Anniversary Value, less proportional withdrawals.               the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT**
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.50% of average            2.15%
your  beneficiary(ies)  by providing the greater of the Highest  Anniversary  Value Death   daily net assets of
Benefit and a 5% annual increase on Purchase Payments adjusted for withdrawals.               the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------------------------
Please  refer to the section of this  Prospectus  that  describes  each  optional  benefit for a complete  description  of the benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------------------------------------------------------------
*    The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the sub-accounts.  If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
**   These optional benefits are not available under the Qualified BCO.

The following table provides the range (minimum and maximum) of the total annual  expenses for the underlying  mutual funds
("Portfolios")  as of December  31, 2003.  Each figure is stated as a  percentage  of the  underlying  Portfolio's  average daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                 0.64%                                        4.69%
---------------------------------------------- -------------------------------------------- --------------------------------------------

The  following are the  investment  management  fees,  other  expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each underlying  mutual fund  ("Portfolio")  as of December 31, 2003,  except as noted.  Each figure is stated
as a percentage  of the  underlying  Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the management fee has been waived and/or other  expenses have been partially  reimbursed.  Any such fee waivers and/or  reimbursements  have been reflected in the footnotes.  The "Total Annual Portfolio  Operating Expenses" reflect the combination  of the  underlying  Portfolio's  investment  management  fee, other expenses and any 12b-1 fees. The following expenses are  deducted by the  underlying  Portfolio  before it provides  American  Skandia with the daily net asset value.
Any footnotes  about  expenses  appear after the list of all the  Portfolios.  The  underlying  Portfolio  information  was provided  by the  underlying  mutual  funds  and has not  been  independently  verified  by us.  See  the  prospectuses  or statements of  additional  information  of the  underlying  Portfolios  for further  details.  The current  prospectus  and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-766-4530.

--------------------------------------------------------------------------------------------------------------------------------
                                       UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                           (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------- ----------------- ------------------ ----------------- ------------------
                                                                                                                 Total Annual
                                                           Management      Other Expenses       12b-1 Fees         Portfolio
                 UNDERLYING PORTFOLIO                         Fees                1                                Operating
                                                                                                                   Expenses
------------------------------------------------------- ----------------- ------------------ ----------------- ------------------
American Skandia Trust: 2, 3
  AST JPMorgan International Equity 4                        0.88%              0.24%             0.02%              1.14%
  AST William Blair International Growth                     1.00%              0.23%             0.11%              1.34%
  AST DeAM International Equity                              1.00%              0.27%             0.00%              1.27%
  AST MFS Global Equity                                      1.00%              0.40%             0.00%              1.40%
  AST State Street Research Small-Cap Growth 5               0.90%              0.23%             0.07%              1.20%
  AST DeAM Small-Cap Growth                                  0.95%              0.22%             0.00%              1.17%
  AST Federated Aggressive Growth                            0.95%              0.27%             0.00%              1.22%
  AST Gabelli Small-Cap Value                                0.90%              0.20%             0.00%              1.10%
  AST DeAM Small-Cap Value                                   0.95%              0.41%             0.00%              1.36%
  AST Goldman Sachs Mid-Cap Growth                           1.00%              0.25%             0.16%              1.41%
  AST Neuberger Berman Mid-Cap Growth                        0.90%              0.21%             0.06%              1.17%
  AST Neuberger Berman Mid-Cap Value                         0.90%              0.17%             0.08%              1.15%
  AST Alger All-Cap Growth                                   0.95%              0.20%             0.25%              1.40%
  AST Gabelli All-Cap Value                                  0.95%              0.25%             0.00%              1.20%
  AST T. Rowe Price Natural Resources                        0.90%              0.25%             0.02%              1.17%
  AST Alliance Growth                                        0.90%              0.22%             0.04%              1.16%
  AST MFS Growth                                             0.90%              0.21%             0.14%              1.25%
  AST Marsico Capital Growth                                 0.90%              0.16%             0.05%              1.11%
  AST Goldman Sachs Concentrated Growth                      0.90%              0.17%             0.06%              1.13%
  AST DeAM Large-Cap Value                                   0.85%              0.24%             0.00%              1.09%
  AST Alliance/Bernstein Growth + Value                      0.90%              0.25%             0.00%              1.15%
  AST Sanford Bernstein Core Value                           0.75%              0.24%             0.15%              1.14%
  AST Cohen & Steers Realty                                  1.00%              0.22%             0.02%              1.24%
  AST Sanford Bernstein Managed Index 500                    0.60%              0.18%             0.06%              0.84%
  AST American Century Income & Growth                       0.75%              0.24%             0.00%              0.99%
  AST Alliance Growth and Income                             0.75%              0.16%             0.08%              0.99%
  AST Hotchkis & Wiley Large-Cap Value 6                     0.75%              0.19%             0.04%              0.98%
  AST DeAM Global Allocation 7                               0.97%              0.29%             0.00%              01.26%
  AST American Century Strategic Balanced                    0.85%              0.26%             0.00%              1.11%
  AST T. Rowe Price Asset Allocation                         0.85%              0.27%             0.00%              1.12%
  AST T. Rowe Price Global Bond                              0.80%              0.26%             0.00%              1.06%
  AST Goldman Sachs High Yield 8                             0.75%              0.18%             0.00%              0.93%
  AST Lord Abbett Bond-Debenture                             0.80%              0.24%             0.00%              1.04%
  AST PIMCO Total Return Bond                                0.65%              0.15%             0.00%              0.80%
  AST PIMCO Limited Maturity Bond                            0.65%              0.17%             0.00%              0.82%
  AST Money Market                                           0.50%              0.14%             0.00%              0.64%

Gartmore Variable Investment Trust:
  GVIT Developing Markets                                    1.15%              0.24%              0.25%              1.64%

Wells Fargo Variable Trust: 9
  Equity Income                                              0.55%              0.26%             0.25%              1.06%

INVESCO Variable Investment Funds, Inc.: 10, 11
  Dynamics                                                     0.75%            0.42%              0.00%              1.17%
  Technology 12                                                0.75%            0.41%              0.00%              1.16%
  Health Sciences                                              0.75%            0.33%              0.00%              1.08%
  Financial Services                                           0.75%            0.36%              0.00%              1.11%
------------------------------------------------------- ------------------ ----------------- ----------------- ------------------

--------------------------------------------------------------------------------------------------------------------------------
                                       UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                           (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------- ------------------ ----------------- ----------------- -----------------
                                                                                                                 Total Annual
                                                         Management Fees        Other           12b-1 Fees        Portfolio
                 UNDERLYING PORTFOLIO                                         Expenses 1                          Operating
                                                                                                                   Expenses
------------------------------------------------------- ------------------ ----------------- ----------------- -----------------

Evergreen Variable Annuity Trust: 13
  International Equity                                         0.66%            0.46%              0.00%             1.12%
  Special Equity                                               0.92%            0.26%              0.00%             1.18%
  Omega                                                        0.52%            0.20%              0.00%             0.72%

ProFund VP: 14
  Europe 30                                                    0.75%            0.91%              0.25%             1.91%
  Asia 30                                                      0.75%            0.93%              0.25%             1.93%
  Japan                                                        0.75%            0.95%              0.25%             1.95%
  Banks                                                        0.75%            1.30%              0.25%             2.30%
  Basic Materials                                              0.75%            1.03%              0.25%             2.03%
  Biotechnology                                                0.75%            1.04%              0.25%             2.04%
  Consumer Cyclical                                            0.75%            1.33%              0.25%             2.33%
  Consumer Non-Cyclical                                        0.75%            1.33%              0.25%             2.33%
  Energy                                                       0.75%            1.09%              0.25%             2.09%
  Financial                                                    0.75%            1.07%              0.25%             2.07%
  Healthcare                                                   0.75%            1.04%              0.25%             2.04%
  Industrial                                                   0.75%            1.25%              0.25%             2.25%
  Internet                                                     0.75%            1.01%              0.25%             2.01%
  Pharmaceuticals                                              0.75%            1.06%              0.25%             2.06%
  Precious Metals                                              0.75%            0.98%              0.25%             1.98%
  Real Estate                                                  0.75%            1.02%              0.25%             2.02%
  Semiconductor                                                0.75%            1.05%              0.25%             2.05%
  Technology                                                   0.75%            0.93%              0.25%             1.93%
  Telecommunications                                           0.75%            1.06%              0.25%             2.06%
  Utilities                                                    0.75%            1.06%              0.25%             2.06%
  Bull                                                         0.75%            0.87%              0.25%             1.87%
  Bear                                                         0.75%            0.98%              0.25%             1.98%
  UltraBull                                                    0.75%            1.07%              0.25%             2.07%
  OTC                                                          0.75%            0.95%              0.25%             1.95%
  Short OTC                                                    0.75%            0.99%              0.25%             1.99%
  UltraOTC                                                     0.75%            0.97%              0.25%             1.97%
  Mid-Cap Value                                                0.75%            1.08%              0.25%             2.08%
  Mid-Cap Growth                                               0.75%            1.02%              0.25%             2.02%
  UltraMid-Cap                                                 0.75%            1.08%              0.25%             2.08%
  Small-Cap Value                                              0.75%            1.08%              0.25%             2.08%
  Small-Cap Growth                                             0.75%            1.00%              0.25%             2.00%
  UltraSmall-Cap                                               0.75%            1.00%              0.25%             2.00%
  U.S. Government Plus                                         0.50%            0.99%              0.25%             1.74%
  Rising Rates Opportunity                                     0.75%            0.91%              0.25%             1.91%

First Defined Portfolio Fund LLC: 15, 16
  First Trust(R)10 Uncommon Values                             0.60%             1.51%             0.25%             2.36%
  Target Managed VIP                                         0.60%              0.99%             0.25%             1.84%
  S&P Target 24                                              0.60%              2.22%             0.25%             3.07%
  The Dowsm DART 10                                          0.60%              2.59%             0.25%             3.44%
  Value Line(R)Target 25                                      0.60%              2.69%             0.25%             3.54%
  Global Target 15                                           0.60%              3.84%             0.25%             4.69%
  Nasdaq Target 15                                           0.60%              2.29%             0.25%             3.14%

The Prudential Series Fund, Inc.:
  SP William Blair International Growth 17                    0.85%             0.45%             0.25%             1.55%
------------------------------------------------------- ------------------ ----------------- ----------------- -----------------

1        As noted above,  shares of the Portfolios  generally are purchased through variable  insurance  products.  Many of the Portfolios  and/or their investment  advisers and/or  distributors  have entered into  arrangements with us as the issuer of the Annuity under which they  compensate us for providing  ongoing  services in lieu of the Trust  providing such services.  Amounts paid under these  arrangements  are included under "Other  Expenses." For more information see the  prospectus  for each  underlying  portfolio  and,  "Service  Fees  payable to  American  Skandia,"  later in this prospectus.
2    The Portfolios' total actual annual operating  expenses for the year ended December 31, 2003 were less than the amount shown in the table due to fee waivers,  reimbursement  of expenses and expense  offset  arrangements.  These  waivers, reimbursements,  and offset arrangements are voluntary and may be terminated by American Skandia Investment  Services,
     Inc.  and  Prudential  Investments  LLC at any time.  After  accounting  for the  waivers,  reimbursements  and offset arrangements, the Portfolio's actual annual operating expenses were:

                                                                  Total Actual Annual
                                                                  Portfolio Operating
                                                                     Expenses After
                                                                        Expense
                                     Portfolio Name                  Reimbursement
                                     --------------                  -------------
                         AST William Blair International Growth          1.24%
                         AST DeAM International Equity                   1.14%
                         AST DeAM Small-Cap Growth                       1.02%
                         AST DeAM Small-Cap Value                        1.15%
                         AST Goldman Sachs Mid-Cap Growth                1.31%
                         AST Marsico Capital Growth                      1.10%
                         AST Goldman Sachs Concentrated Growth           1.06%
                         AST DeAM Large-Cap Value                        0.99%
                         AST Alliance Growth and Income                  0.97%
                         AST DeAM Global Allocation                      0.14%
                         AST PIMCO Total Return Bond                     0.78%
                         AST Money Market                                0.59%

     Effective May 1, 2004, the Investment  Managers have voluntarily  agreed to waive a portion of their fee equal to .05%
     of the average  daily net assets of the AST Hotchkis & Wiley  Large-Cap  Value  Portfolio.  If such waiver had been in place at year-end, the Portfolio's actual annual operating expenses would have been 0.93%.
3    The Trust adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an  affiliate  of the Trust's  Investment  Managers to receive  brokerage  commissions  in  connection  with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such  Portfolio.  The chart above shows the amount of  commissions  paid during 2003 to the affiliate of the
     Investment  Managers to promote  distribution,  shown as a  percentage  of  Portfolio  average  daily net assets.  The
     Distribution Plan does not limit the amount of commissions that may be directed under the Plan, so the amount directed in future years may be greater than or less than the percentage shown in the chart above. Overall brokerage commission rates and amounts paid by the various Portfolios are not expected to increase as a result of the Distribution Plan.
4        Effective February 23, 2004, J.P. Morgan Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Prior to February 23, 2004, Strong Capital Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Strong
     International Equity."
5        Effective May 1, 2004,  State Street Research and Management  Company became  Sub-advisor of the Portfolio.  Prior to May 1, 2004,  Pilgrim Baxter & Associates  served as  Sub-advisor of the Portfolio,  then named "AST PBHG Small Cap
     Growth."
6        Effective May 1, 2004,  Hotchkis and Wiley Capital  Management LLC became  Sub-advisor of the Portfolio.  Prior to
     May 1, 2004,  INVESCO Funds Group,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST INVESCO  Capital
     Income."
7    (a) The DeAM Global Asset Allocation  Portfolio  invests  primarily in shares of other AST Portfolios (the "Underlying
     Portfolios").  The only  management  fee  directly  paid by the  Portfolio  is a 0.10%  fee paid to  American  Skandia
     Investment Services,  Inc. and Prudential  Investments LLC. The management fee shown in the chart for the Portfolio is
     (i) that  0.10%  management  fee paid by the  Portfolio  plus  (ii) an  estimate  of the  management  fees paid by the
     Underlying Portfolios,  which are borne indirectly by investors in the Portfolio. The estimate was calculated  based on the percentage of the Portfolio invested in each Underlying  Portfolio as of December 31, 2003 using the management fee rates shown in the chart above.
     (b) The DeAM Global Asset Allocation  Portfolio  invests  primarily in shares of other AST Portfolios (the "Underlying
     Portfolios").  The expense information shown in the chart for the Portfolio reflects (i) the expenses of the Portfolio itself plus (ii) an  estimate  of the  expenses  paid by the  Underlying  Portfolios,  which are borne  indirectly  by investors in the Portfolio.  The estimate was calculated  based on the percentage of the Portfolio  invested in each
     Underlying Portfolio as of December 31, 2003 using the expense rates for the Underlying  Portfolios shown in the above chart.
8        Effective May 1, 2004, Goldman Sachs Asset Management,  L.P. became Sub-advisor of the Portfolio.  Prior to May 1,
     2004, Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "AST Federated High Yield."
9        The Adviser of Wells Fargo  Variable  Trust has committed  through  April 30, 2005 to waive fees and/or  reimburse expenses to the extent necessary to maintain the Fund's net operating expenses as shown in the following table:

                                                                  Total Actual Annual
                                                                  Portfolio Operating
                                                                     Expenses After
                                                                        Expense
                                       Portfolio Name                Reimbursement
                                       --------------                -------------
                             Equity Income                               1.00%

10       The Fund has adopted a new form of administrative  services and transfer agency agreements which will be effective
     May 1, 2004.  As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
11       The Fund's  adviser is  entitled  to receive  reimbursement  from the Fund for fees and  expenses  paid for by the
     Fund's  adviser  pursuant  to  expense  limitation  commitments  between  the  Fund's  adviser  and  the  Fund if such reimbursement  does not cause the Fund to exceed its then-current  expense  limitations and the  reimbursement is made within three years after the Fund's adviser incurred the expense.
12       As a result of a reorganization on April 30, 2004 of INVESCO VIF  Telecommunications  into INVESCO VIF Technology, the Portfolio's Total Annual Operating Expenses have been restated to reflect current expenses.
13       Evergreen  Investment  Management  Company,  LLC ("Evergreen") may voluntarily waive its fees and/or reimburse the
     Fund for  certain of its  expenses in order to reduce  expenses as shown in the table  below.  Amounts  waived  and/or reimbursed  may be  recouped  up to a period of three  years  following  the end of the  fiscal  year in which the fee waivers and/or expense  reimbursements  were made.  Evergreen may cease these voluntary waivers and/or  reimbursements at any time.

                                                                  Total Actual Annual
                                                                  Portfolio Operating
                                                                     Expenses After
                                                                        Expense
                                       Portfolio Name                Reimbursement
                                       --------------                -------------
                             International Equity                        1.07%
                             Special Equity                              1.03%

14       ProFund Advisors LLC has  contractually  agreed to waive Investment  Advisory and Management  Services Fees and to
     reimburse other expenses to the extent Total Annual  Portfolio  Operating  Expenses,  as a percentage of average daily net assets,  exceed 1.98% (1.73% for ProFund VP U.S.  Government Plus) through December 31, 2004. After such date, any of the expense  limitations  may be terminated or revised.  Amounts  waived or reimbursed in a particular  fiscal year may be repaid to ProFund  Advisors LLC within three years of the waiver or reimbursement to the extent that recoupment will not  cause  the  Portfolio's  expenses  to exceed  any  expense  limitation  in place at that  time.  A waiver or reimbursement lowers the expense ration and increases overall returns to investors.
15       The Funds' Board of Trustees  reserve the right to suspend  payments  under the 12b-1 Plan at any time.  On May 1,
     2003,  12b-1  payments were  suspended  for all Funds except the First Trust 10 Uncommon  Values  Portfolio.  Payments
     under  the 12b-1  Plan will  resume  effective  May 1, 2004 for the  Target  Managed  VIP  Portfolio,  the Dow Dart 10
     Portfolio,  the Global Target 15 Portfolio,  the S&P Target 24 Portfolio, the Nasdaq Target 15 Portfolio and the Value
     Line Target 25 Portfolio.
16       First Trust has voluntarily  agreed to waive fees and reimburse  expenses of the Funds through  September 30, 2005 to limit Total Annual Fund Operating Expenses (excluding brokerage expense and extraordinary  expense) as shown in the table below.  There can be no assurance  that First Trust will  continue to waive fees and  reimburse  expenses  after
     September 30, 2005.  First Trust may seek restitution  from the Funds for fees waived and expenses  reimbursed  within three years following such waiver or  reimbursement;  however,  the restitution is limited to the extent that it would not cause a Fund to exceed current expense limitations.

                                                                  Total Actual Annual
                                                                  Portfolio Operating
                                                                     Expenses After
                                                                        Expense
                                       Portfolio Name                Reimbursement
                                       --------------                -------------

                           First Trust(R)10 Uncommon Values               1.37%
                           Target Managed VIP                            1.47%
                           S&P Target 24                                 1.47%
                           The Dowsm DART 10                             1.47%
                           Value Line(R)Target 25                         1.47%
                           Global Target 15                              1.47%
                           Nasdaq Target 15                              1.47%

17       Effective May 1, 2004,  William Blair & Company,  LLC became  Sub-advisor of the Portfolio.  Prior to May 1, 2004,
     Prudential  Investments  LLC/Jennison  Associates LLC served as Sub-advisor of the Portfolio,  then named "SP Jennison
     International Growth."

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  expenses  you may incur with the Annuity  over certain periods of time based on specific  assumptions.  The examples  reflect the Contingent  Deferred Sales Charges (when applicable),  Annual Maintenance Fee (when applicable),  Insurance Charge, and the maximum total annual portfolio operating expenses for the underlying  Portfolio  (shown above),  as well as the maximum  charges for the optional  benefits that are offered under the Annuity that can be elected in  combination  with one another.  The  Securities  and Exchange  Commission
("SEC") requires these examples.

Below are examples  showing what you would pay in expenses at the end of the stated time periods for each  Sub-account  had you  invested  $10,000 in the  Annuity  and  received a 5% annual  return on assets,  and  elected  all  optional  benefits available.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-account  with the maximum total annual portfolio  operating  expenses for the underlying  Portfolio (shown above),  not to a Fixed  Allocation;  (b) the Insurance
Charge is assessed as 1.65% per year;  (c) the Annual  Maintenance  Fee (when  applicable)  is reflected as an  asset-based charge based on an assumed  average  contract  size;  (d) you make no withdrawals of Account Value during the period shown;
(e) you make no transfers,  withdrawals,  surrender or other  transactions  for which we charge a fee for during the period shown; (f) no tax charge applies;  (g) the maximum total annual portfolio  operating expenses for the underlying  Portfolio
(shown above) are  reflected;  and (h) the charge for each optional  benefit is reflected as an additional  charge equal to
0.50% of Protected  Income Value for the  Guaranteed  Minimum  Income  Benefit and 0.50% per year of the average  daily net assets of the Sub-accounts  for the Combination 5% Roll-up and Highest  Anniversary  Value Death Benefit.  Amounts shown in the examples are rounded to the nearest dollar.

Expense  Examples are provided as follows:  1.) if you surrender  the Annuity at the end of the stated time period;  2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  EXPENSES OF THE
UNDERLYING  MUTUAL  FUNDS OR THEIR  PORTFOLIOS - ACTUAL  EXPENSES  WILL BE LESS THAN THOSE SHOWN IF YOU DO NOT ELECT ALL OF
THE OPTIONAL BENEFITS AVAILABLE OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                       $1,519                       $2,833                      $3,576                     $6,704
            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $754                        $2,203                      $3,576                     $6,704
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $754                        $2,203                      $3,576                     $6,704
            ----------------------------- --------------------------- --------------------------- --------------------------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment  option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (see
"What are Separate Accounts" for more detailed  information.) Each Sub-account  invests  exclusively in one Portfolio.  You should  carefully read the prospectus for any Portfolio in which you are interested.  The following  chart  classifies each of the Portfolios  based on our assessment of their investment  style (as of the date of this  Prospectus).  The chart also provides a description of each  Portfolio's  investment  objective (in italics) and a short,  summary  description of their key policies to assist you in  determining  which  Portfolios  may be of interest to you.  There is no  guarantee  that any underlying Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each  Portfolio  appears next to the  description.  Those  Portfolios  whose name includes the prefix "AST" are Portfolios of American  Skandia Trust.  The investment  managers for AST are American Skandia
Investment  Services,  Incorporated and Prudential  Investments LLC, affiliated  companies of American Skandia.  However, a sub-advisor, as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly  traded mutual funds.  They are only  available as investment  options in variable  annuity contracts  and variable life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified  retirement  plans.  However,  some of the Portfolios  available as  Sub-accounts  under the Annuity are managed  by the same  portfolio  advisor  or  sub-advisor  as a retail  mutual  fund of the same or  similar  name that the
Portfolio  may have been modeled  after at its  inception.  Certain  retail mutual funds may also have been modeled after a
Portfolio.  While  the  investment  objective  and  policies  of  the  retail  mutual  funds  and  the  Portfolios  may  be substantially  similar,  the actual  investments  will differ to varying  degrees.  Differences  in the  performance of the funds can be  expected,  and in some cases  could be  substantial.  You should not compare  the  performance  of a publicly traded mutual fund with the  performance  of any similarly  named  Portfolio  offered as a  Sub-account.  Details about the investment  objectives,  policies,  risks,  costs and management of the Portfolios  are found in the  prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information  for the underlying  Portfolios can be obtained by calling 1-800-766-4530.

===========================================================================================================================

Effective  close of business  June 28, 2002,  the AST Goldman Sachs  Small-Cap  Value  Portfolio is no longer  offered as a
Sub-account under the Annuity,  except as follows:  if at any time on or prior to June 28, 2002 you had any portion of your
Account Value allocated to the AST Goldman Sachs Small-Cap Value  Sub-account,  you may continue to allocate  Account Value and make  transfers  into and/or out of the AST Goldman Sachs  Small-Cap  Value  Sub-account,  including any bank drafting, dollar cost  averaging,  asset  allocation  and  rebalancing  programs.  If you never had a portion of your  Account  Value allocated  to the AST Goldman  Sachs  Small-Cap  Value  Sub-account  on or prior to June 28, 2002 or if you  purchase  your
Annuity after June 28, 2002, you cannot allocate Account Value to the AST Goldman Sachs Small-Cap Value Sub-Account.

Effective May 1, 2004, the SP William Blair International  Growth Portfolio (formerly the SP Jennison  International Growth
Portfolio)  is no longer  offered as a  Sub-account  under the Annuity,  except as follows:  if at any time prior to May 1,
2004 you had any portion of your Account Value  allocated to the SP William Blair  International  Growth  Sub-account,  you may continue to allocate  Account Value and make  transfers  into and/or out of the SP William Blair  International  Growth
Sub-account,  including any bank drafting,  dollar cost averaging,  asset allocation and rebalancing programs. If you never had a portion of your Account Value  allocated to the SP William Blair  International  Growth  Sub-account  prior to May 1,
2004 or if you  purchase  your  Annuity  after May 1,  2004,  you cannot  allocate  Account  Value to the SP William  Blair
International Growth Sub-Account.

Either of the above Sub-accounts may be offered to new Owners at some future date;  however,  at the present time, there is no  intention  to do so. We also  reserve  the right to offer or close each of the above  Sub-accounts  to all Owners  that owned the Annuity prior to the respective close dates.
===========================================================================================================================
Please  refer to Appendix A for  certain  required  financial  information  related to the  historical  performance  of the
Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     AST JPMorgan  International  Equity (f/k/a AST Strong  International  Equity):  seeks long-term capital  growth by investing in a diversified  portfolio of  international  equity  securities.
                    The  Portfolio  seeks to meet its objective by investing,  under normal market  conditions,  at least 80% of its assets in a diversified  portfolio of equity  securities of companies  located
      EQUITY        or operating in developed  non-U.S.  countries  and emerging  markets of the world.  The equity        J.P. Morgan
                    securities will ordinarily be traded on a recognized foreign  securities  exchange or traded in  Investment Management
                    a foreign  over-the-counter  market in the country where the issuer is principally  based,  but           Inc.
                    may also be traded in other countries including the United States.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     AST William Blair International  Growth (AST American Century  International Growth merged into     William Blair &
                    this  Portfolio):  seeks  long-term  growth of capital.  The  Portfolio  pursues its  objective    Company, L.L.C.
                    primarily  through  investments  in equity  securities  of issuers  located  outside the United
                    States.  The  Portfolio  normally  invests at least 80% of its total  assets in  securities  of
      EQUITY        issuers from at least five  different  countries,  excluding the United  States.  The Portfolio invests primarily in companies  selected for their growth  potential.  Securities are generally selected  without  regard to any defined  allocation  among  countries,  geographic  regions or industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     AST DeAM  International  Equity:  seeks capital growth.  The Portfolio pursues its objective by      Deutsche Asset
                    investing  at least 80% of the value of its assets in the equity  securities  of  companies  in     Management, Inc.
                    developed  non-U.S.  countries that are represented in the MSCI EAFE(R)Index. The target of this
                    Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index  within  4% with a  standard
      EQUITY        deviation  expected of +/- 4%. The  Sub-advisor  considers  a number of factors in  determining whether to invest in a stock,  including  earnings growth rate,  analysts'  estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST State Street Research  Small-Cap  Growth (f/k/a AST PBHG Small-Cap  Growth):  seeks capital growth.  The Portfolio  pursues its objective by primarily  investing at least 80% of the value
 SMALL CAP GROWTH   of its assets in the common stocks of small-sized  companies,  whose market capitalizations are  State Street Research similar to market  capitalizations  of the  companies in the Russell 2000(R)Index at the time of  and Management Company the Portfolio's investment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Small-Cap  Growth:  seeks maximum  growth of  investors'  capital from a portfolio of growth  stocks of  smaller  companies.  The  Portfolio  pursues  its  objective,  under  normal circumstances,  by  primarily  investing  at  least  80%  of its  total  assets  in the  equity
 SMALL CAP GROWTH   securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The      Deutsche Asset
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Management, Inc.
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing in the stocks of small  companies  that are traded on national  security
                    exchanges,  NASDAQ stock  exchange and the  over-the-counter-market.  Small  companies  will be   Federated Investment
      GROWTH        defined as  companies  with market  capitalizations  similar to  companies  in the Russell 2000   Counseling/Federated
                    Growth Index. Up to 25% of the  Portfolio's  net assets may be invested in foreign  securities,    Global Investment
                    which are typically denominated in foreign currencies.                                              Management Corp.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------ ------------------------------------------------------------------------------------------------- -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------ ------------------------------------------------------------------------------------------------- -----------------------
------------------ ------------------------------------------------------------------------------------------------- -----------------------
 SMALL CAP VALUE   AST Gabelli Small-Cap Value:  seeks to provide  long-term capital growth by investing  primarily in  small-capitalization  stocks  that  appear  to be  undervalued.  The  Portfolio  will have a non-fundamental  policy to invest, under normal circumstances,  at least 80% of the value of its assets in small  capitalization  companies.  The 80% investment  requirement applies at the time the  Portfolio  invests  its  assets.  The  Portfolio  generally  defines  small  capitalization companies as those with a  capitalization  of $1.5 billion or less.  Reflecting a value approach
                   to investing,  the Portfolio will seek the stocks of companies whose current stock prices do not          GAMCO
                   appear to adequately reflect their underlying value as measured by assets,  earnings,  cash flow     Investors, Inc.
                   or business franchises.
------------------ ------------------------------------------------------------------------------------------------- -----------------------
------------------ ------------------------------------------------------------------------------------------------- -----------------------
                   AST DeAM Small-Cap  Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues its objective,  under normal market conditions, by primarily investing at least 80% of its total
                   assets in the equity  securities of  small-sized  companies  included in the Russell 2000(R)Value      Deutsche Asset
 SMALL CAP VALUE   Index.  The  Sub-advisor  employs an  investment  strategy  designed to maintain a portfolio  of     Management, Inc.
                   equity  securities  which  approximates  the market risk of those stocks included in the Russell
                   2000(R)Value Index, but which attempts to outperform the Russell 2000(R)Value Index.
------------------ ------------------------------------------------------------------------------------------------- -----------------------
------------------ ------------------------------------------------------------------------------------------------- -----------------------
  MID-CAP GROWTH   AST Goldman Sachs Mid-Cap Growth:  seeks long-term  capital  growth.  The Portfolio  pursues its   Goldman Sachs Asset
                   investment  objective,  by investing  primarily in equity  securities  selected for their growth     Management, L.P.
                   potential,   and  normally  invests  at  least  80%  of  the  value  of  its  assets  in  medium capitalization  companies.  For  purposes of the  Portfolio,  medium-sized  companies  are those whose  market  capitalizations  (measured  at the time of  investment)  fall within the range of companies  in the  Standard  & Poor's  MidCap  400  Index.  The  Sub-advisor  seeks to  identify individual  companies with earnings growth potential that may not be recognized by the market at large.
------------------ ------------------------------------------------------------------------------------------------- -----------------------
------------------ ------------------------------------------------------------------------------------------------- -----------------------
                   AST Neuberger Berman Mid-Cap Growth: seeks capital growth.  Under normal market conditions,  the
                   Portfolio  primarily  invests  at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the  Portfolio,  companies with equity market  capitalizations  that
  MID-CAP GROWTH   fall within the range of the Russell  Midcap(R)Index,  at the time of investment,  are considered     Neuberger Berman
                   mid-cap  companies.  Some  of the  Portfolio's  assets  may be  invested  in the  securities  of     Management Inc.
                   large-cap  companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------ ------------------------------------------------------------------------------------------------- -----------------------
------------------ ------------------------------------------------------------------------------------------------- -----------------------
  MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market  conditions,  the
                   Portfolio  primarily  invests  at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the  Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of  investment  are  considered mid-cap  companies.  Some  of the  Portfolio's  assets  may be  invested  in the  securities  of
                   large-cap  companies as well as in small-cap  companies.  Under the  Portfolio's  value-oriented     Neuberger Berman
                   investment  approach,  the Sub-advisor  looks for well-managed  companies whose stock prices are     Management Inc.
                   undervalued and that may rise in price before other investors realize their worth.
------------------ ------------------------------------------------------------------------------------------------- -----------------------
------------------ ------------------------------------------------------------------------------------------------- -----------------------
     ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio  invests primarily in equity securities,  such as common or preferred stocks,  that are listed on U.S. exchanges or in the  over-the-counter  market. The Portfolio may invest in the equity securities of companies of
      GROWTH       all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on the        Fred Alger
                   Sub-advisor's assessment of particular companies and market conditions.                              Management, Inc.
------------------ ------------------------------------------------------------------------------------------------- -----------------------
------------------ ------------------------------------------------------------------------------------------------- -----------------------
     ALL-CAP       AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its  objective by investing primarily in readily marketable equity securities  including common stocks,  preferred stocks and  securities  that may be converted at a later time into common  stock.  The Portfolio may invest in the  securities  of companies of all sizes,  and may  emphasize  either  larger or  GAMCO Investors, Inc.
      VALUE        smaller companies at a given time based on the Sub-advisor's  assessment of particular companies and market conditions.  The Portfolio focuses on companies that appear  underpriced  relative to their private market value ("PMV").  PMV is the value that the Portfolio's  Sub-advisor believes informed investors would be willing to pay for a company.
------------------ ------------------------------------------------------------------------------------------------- -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new      T. Rowe Price
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of     Associates, Inc.
                    total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
 LARGE CAP GROWTH   of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be     Management, LLC
                    incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs  Concentrated  Growth (AST DeAM Large-Cap Growth merged into this Portfolio):
                    seeks growth of capital in a manner  consistent with the  preservation of capital.  Realization of  income  is not a  significant  investment  consideration  and any  income  realized  on the
                    Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's  objective.  The
 LARGE CAP GROWTH   Portfolio  will pursue its objective by investing  primarily in equity  securities of companies   Goldman Sachs Asset
                    that  the  Sub-advisor  believes  have  potential  to  achieve  capital  appreciation  over the     Management, L.P.
                    long-term.  The Portfolio seeks to achieve its investment objective by investing,  under normal circumstances,  in approximately 30 - 45 companies that are considered by the Sub-advisor to be positioned for long-term growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST DeAM Large-Cap Value:  seeks maximum growth of capital by investing  primarily in the value      Deutsche Asset
                    stocks  of  larger  companies.  The  Portfolio  pursues  its  objective,  under  normal  market     Management, Inc.
                    conditions,  by  primarily  investing  at least  80% of the value of its  assets in the  equity
                    securities  of  large-sized   companies   included  in  the  Russell  1000(R)Value  Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity securities  which  approximates  the market risk of those stocks  included in the Russell 1000(R)
                    Value Index,  but which  attempts to outperform  the Russell  1000(R)Value Index through  active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
                    its assets in growth  stocks of large  companies and  approximately  50% of its assets in value     Management, L.P.
                    stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is
                    a market capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be        & Co., LLC
                    invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies are undervalued on the basis of investor  reactions to near-term problems or circumstances even though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under
   REAL ESTATE      normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity      Cohen & Steers
      (REIT)        securities of real estate companies,  i.e., a company that derives at least 50% of its revenues   Capital Management,
                    from the ownership,  construction,  financing, management or sale of real estate or that has at           Inc.
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform        & Co., LLC
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      GROWTH        AST American  Century Income & Growth (AST MFS Growth with Income merged into this  Portfolio):
                    seeks  capital  growth with current  income as a secondary  objective.  The  Portfolio  invests primarily in common stocks that offer  potential for capital growth,  and may,  consistent with its  investment  objective,  invest in stocks  that offer  potential  for current  income.  The
       AND          Sub-advisor  utilizes a  quantitative  management  technique  with a goal of building an equity     American Century
      INCOME        portfolio  that provides  better  returns than the S&P 500 Index without  taking on significant        Investment
                    additional  risk and while  attempting to create a dividend yield that will be greater than the     Management, Inc.
                    S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      GROWTH        AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting     Alliance Capital
                    to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common     Management, L.P.
                    stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP VALUE    AST Hotchkis & Wiley Large-Cap Value (f/k/a AST INVESCO Capital  Income):  seeks current income and long-term growth of income, as well as capital appreciation.  The Portfolio invests,  under normal  circumstances,  at least 80% of its net assets plus borrowings for investment  purposes
                    in common stocks, of large cap U.S.  companies,  that have a high cash dividend or payout yield     Hotchkis & Wiley
                    relative to the market.  The  Sub-advisor  currently  considers large cap companies to be those   Capital Management,
                    with market  capitalizations  like those  founding  the Russell 1000 Index.  Additionally,  the           LLC
                    Portfolio can invest up to 20% of its total assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Global  Allocation:  seeks a high level of total  return by  investing  primarily in a diversified  portfolio  of  mutual  funds.  The  Portfolio  seeks  to  achieve  its  investment objective  by  investing  in  several  other  AST  Portfolios  ("Underlying  Portfolios").  The
                    Portfolio intends its strategy of investing in combinations of Underlying  Portfolios to result      Deutsche Asset
     BALANCED       in  investment  diversification  that an  investor  could  otherwise  achieve  only by  holding     Management, Inc.
                    numerous  investments.  The  Portfolio  is  expected  to be  invested  in  at  least  six  such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCATION    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally     Associates, Inc.
                    invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will   International, Inc.
                    invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Goldman  Sachs High Yield (f/k/a AST Federated  High Yield):  seeks a high level of current   Goldman Sachs Asset
                    income and may also  consider the potential for capital  appreciation.  The Portfolio  invests,     Management, L.P.
                    under normal  circumstances,  at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) ("Net Assets") in high-yield,  fixed-income  securities that,  at the time of purchase,  are  non-investment  grade  securities.  Non-investment  grade securities are securities rated BB, Ba or below by a NRSRO,  or, if unrated,  determined by the
                    Sub-advisor  to be of  comparable  quality.  The  Portfolio  may  invest  in all types of fixed income  securities,  including,  senior and subordinated  corporate debt  obligations  (such as bonds, debentures,  notes and commercial paper), convertible and non-convertible corporate debt obligations,  loan  participations,  custodial  receipts,  municipal  securities  and preferred stock.  The Portfolio may invest up to 25% of its total assets in  obligations  of domestic and foreign  issuers  which  are  denominated  in  currencies  other  than the U.S.  dollar  and in securities of issuers located in emerging countries  denominated in any currency.  Under normal market  conditions,  the Portfolio  may invest up to 20% of its net assets in investment  grade fixed-income securities, including U.S. Government Securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital  Lord, Abbett & Co. LLC appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of five to twelve  years,  there are no restrictions  on the overall  Portfolio or on individual  securities.  The Portfolio may invest up to 20% of its net assets in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO  Total  Return Bond (AST DeAM Bond  merged  into this  Portfolio):  seeks to maximize total return consistent with  preservation of capital and prudent  investment  management.  The
                    Portfolio  will  invest in a  diversified  portfolio  of  fixed-income  securities  of  varying
                    maturities.  The average  portfolio  duration  of the  Portfolio  generally  will vary within a    Pacific Investment
                    three- to six-year time frame based on the Sub-advisor's forecast for interest rates.            Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money  Market:  seeks high  current  income and  maintain  high  levels of  liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average    Management, Inc.
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   GVIT Developing Markets (f/k/a Montgomery Variable Series - Emerging Markets):  seeks long-term capital appreciation,  under normal conditions by investing at least 80% of its total assets in  Gartmore Global Asset
                    stocks of  companies  of any size  based in the  world's  developing  economies.  Under  normal        Management
                    market  conditions,  investments  are  maintained in at least six countries at all times and no  Trust/Gartmore Global
                    more than 35% of total assets in any single one of them.                                                Partners
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  invests  in the  common  stocks of large  U.S.  companies  with  strong  return    Management, LLC
                    potential and above-average  dividend income.  The Portfolio invests  principally in securities of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO Variable  Investment Funds - Dynamics:  seeks long-term  capital growth.  The Portfolio   INVESCO Funds Group,
                    pursues its  objective  by normally  investing  at least 65% of its assets in common  stocks of          Inc.
                    mid-sized  companies  that are  included  in the  Russell  Midcap  Growth  Index at the time of purchase,  or if not  included  in that  Index,  have market  capitalizations  of between  $2.5 billion and $15 billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment  Funds - Technology  (INVESCO VIF  Telecommunications  merged into   INVESCO Funds Group,
                    this Portfolio):  seeks capital growth.  The Portfolio normally invests at least 80% of its net          Inc.
                    assets in the  equity  securities  and  equity-related  instruments  of  companies  engaged  in technology-related  industries.  These  include,  but  are  not  limited  to,  various  applied technologies,  hardware,  software,  semiconductors,  telecommunications equipment and services and service-related companies in information technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Health  Sciences:  seeks capital  growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related          Inc.
                    instruments of companies that develop,  produce or distribute  products or services  related to health care. These companies  include,  but are not limited to, medical  equipment or supplies, pharmaceuticals, biotechnology, and healthcare providers and service companies.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Financial  Services:  seeks capital growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related          Inc.
                    instruments of companies  involved in the financial  services sector.  These companies include, but are not limited to, banks,  insurance companies,  investment and miscellaneous  industries, and suppliers to financial services companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  GLOBAL EQUITY     Evergreen  VA  International  Equity  (f/k/a  Evergreen  VA  International  Growth and acquired
                    Evergreen  VA  Global  Leaders):  seeks  long-term  capital  growth  and,  secondarily,  modest income.  The Portfolio invests  primarily in equity securities issued by established,  quality,
                    non-U.S.  companies  located in countries  with developed  markets and may purchase  across all   Evergreen Investment
                    market  capitalizations.  The  Portfolio  normally  invests  at  least  65%  of its  assets  in   Management Company,
                    securities  of  companies  in at least three  different  countries  (other than the U.S.).  The           LLC
                    Portfolio may also invest in emerging markets.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various   Evergreen Investment
                    cash  equivalents.  The Portfolio's  manager selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market
                    capitalizations.  The  Portfolio's  managers  employ  a  growth  style  of  equity  management.   Evergreen Investment
                    "Growth" stocks are stocks of companies that the Portfolio's  managers believe have anticipated   Management Company,
                    earnings ranging from steady to accelerated growth.                                                       LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                     ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
  INTERNATIONAL     Index,  created by ProFund  Advisors,  is composed of 30 companies whose principal  offices are   ProFund Advisors LLC
      EQUITY        located  in Europe  and whose  securities  are  traded on U.S.  exchanges  or on the  NASDAQ as depositary  receipts or ordinary  shares.  The  component  companies in the ProFunds  Europe 30
                    Index are  determined  annually  based upon their U.S.  dollar-traded  volume.  Their  relative weights are determined based on a modified market capitalization method.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund  Advisors,  is composed of 30 companies whose  principal  offices are located in the
                    Asia/Pacific  region,  excluding Japan, and whose securities are traded on U.S. exchanges or on
      EQUITY        the NASDAQ as depository  receipts or ordinary shares. The component  companies in the ProFunds
                    Asia 30 Index are  determined  annually  based  upon  their U.S.  dollar-traded  volume.  Their relative weights are determined based on the modified market capitalization method.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to the daily  performance  of the Nikkei 225 Stock  Average.  Since the  Japanese  markets are not open when  ProFund VP Japan  values its  shares,  ProFund VP Japan  determines  its  success in meeting this  investment  objective by comparing its daily return on a given day with the daily performance of related futures  contracts traded in the United States related to the Nikkei 225
                    Stock Average.  The Nikkei 225 Stock Average Index (Nikkei Index) is a modified  price-weighted index of the 225 most  actively  traded  and  liquid  Japanese  companies  listed  in the First
  INTERNATIONAL     Section of the Tokyo Stock  Exchange.  The Nikkei  Index is  calculated  from the prices of the   ProFund Advisors LLC
      EQUITY        225  Tokyo  Stock  Exchange   (TSE)  First  Section  stocks   selected  to  represent  a  broad
                    cross-section  of  Japanese  industries  and the overall  performance  of the  Japanese  equity market.  Nihon  Keizai  Shimbun,  Inc.  is the  sponsor of the Index.  Companies  in the Nikkei
                    Index are  reviewed  annually.  Emphasis  is  placed  on  maintaining  the  Index's  historical continuity while keeping the Index composed of stocks with high market  liquidity.  The sponsor consults with various market experts,  considers  company specific  information and the overall composition of the Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones  U.S.  Banks  Index.  The Dow Jones U.S.  Banks  Index
                    measures  the  performance  of the  banking  industry  of the  U.S.  equity  market.  Component companies  include all  regional  and major U.S.  domiciled  international  banks,  savings and loans, savings banks,  thrifts,  building  associations and societies.  Investment and merchant banks are excluded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Dow Jones U.S. Basic  Materials  Sector Index measures the  performance of the basic  materials
      SECTOR        economic sector of the U.S. equity market.  Component  companies are involved in the production   ProFund Advisors LLC
                    of aluminum,  commodity chemicals,  specialty chemicals,  forest products,  non-ferrous metals, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Biotechnology  Index. The Dow Jones
                    U.S.  Biotechnology  Index measures the performance of the  biotechnology  industry of the U.S.
      SECTOR        equity  market.  Component  companies  include  those engaged in genetic  research,  and/or the   ProFund Advisors LLC
                    marketing  and  development  of  recombinant  DNA  products.  Makers  of  artificial  blood and contract biotechnology researchers are also included in the Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Dow Jones U.S.  Consumer  Cyclical  Sector  Index  measures  the  performance  of the  consumer cyclical  economic  sector of the U.S. equity market.  Component  companies  include  airlines, auto manufacturers,  auto parts, tires, casinos,  consumer  electronics,  recreational products and services,  restaurants,  lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Dow Jones U.S.  Consumer  Non-Cyclical  Sector Index measures the performance of the consumer  non-cyclical  economic sector of the U.S. equity market.  Component companies include beverage  companies,  consumer service  companies,  durable and non-durable  household  product manufacturers, cosmetic companies, food products and agriculture and tobacco products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance of the Dow Jones U.S. Energy Sector Index.  The Dow Jones U.S. Energy
                    Sector  Index  measures  the  performance  of the  energy  sector  of the U.S.  equity  market.
                    Component  companies include oil drilling  equipment and services,  coal, oil  companies-major, oil companies-secondary,  pipelines, liquid, solid or gaseous fossil fuel producers and service companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Financial  Sector  Index.  The Dow
                    Jones U.S.  Financial Sector Index measures the performance of the financial  services economic sector of the U.S.  equity market.  Component  companies  include  regional  banks;  major U.S.
                    domiciled  international banks; full line, life, and property and casualty insurance companies;
                    companies that invest,  directly or indirectly in real estate;  diversified financial companies such as Fannie  Mae,  credit card  insurers,  check  cashing  companies,  mortgage  lenders and investment  advisers;  securities  brokers and dealers,  including  investment banks,  merchant banks and online brokers; and publicly traded stock exchanges.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Healthcare  Sector Index.  The Dow
                    Jones U.S.  Healthcare Sector Index measures the performance of the healthcare  economic sector of the U.S. equity market.  Component  companies  include health care providers,  biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Industrial  Sector Index.  The Dow
                    Jones U.S.  Industrial Sector Index measures the performance of the industrial  economic sector
                    of  the  U.S.  equity  market.   Component   companies   include  building   materials,   heavy
                    construction,  factory  equipment,  heavy machinery,  industrial  services,  pollution control,
                    containers  and  packaging,   industrial  diversified,   air  freight,  marine  transportation,
                    railroads,  trucking,  land-transportation  equipment,  shipbuilding,  transportation services, advanced industrial equipment, electric components and equipment, and aerospace.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the daily  performance of the Dow Jones Composite  Internet  Index.  The Dow Jones Composite
                    Internet Index measures the  performance of stocks in the U.S. equity markets that generate the majority  of their  revenues  from the  Internet.  The  Index is  composed  of two  sub-groups:
                    Internet  Commerce - companies that derive the majority of their revenues from providing  goods and/or  services  through an open network,  such as a web site.  Internet  Services - companies that derive the majority of their revenues from  providing  access to the Internet or providing services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Pharmaceuticals  Index.  The Dow
                    Jones U.S.  Pharmaceuticals  Index measures the performance of the pharmaceuticals  industry of the U.S. equity market.  Component  companies include the makers of prescription  drugs such as birth control pills and vaccines,  and over-the-counter  drugs, such as aspirin, cold remedies, as well as companies engaged in contract drug research..
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange  Gold/Silver  Sector
                    Index. The  Philadelphia  Stock Exchange  Gold/Silver  Sector Index measures the performance of the gold and silver mining industry of the global equity market.  Component  companies  include companies  involved in the mining and production of gold,  silver,  and other precious  metals, precious stones and pearls.  The Index does not include  producers of commemorative  medals and coins that are made of these metals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that correspond to the daily  performance  of the Dow Jones U.S.  Real Estate  Index.  The Dow Jones
                    U.S. Real Estate Index measures the  performance of the real estate industry of the U.S. equity
                    market.   Component  companies  include  those  that  invest  directly  or  indirectly  through
      SECTOR        development,  management  or  ownership  of shopping  malls,  apartment  buildings  and housing   ProFund Advisors LLC
                    developments;  and real estate  investment  trusts ("REITs") that invest in apartments,  office and  retail  properties.  REITs are  passive  investment  vehicles  that  invest  primarily  in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Semiconductor  Index. The Dow Jones
                    U.S.  Semiconductor  Index measures the performance of the  semiconductor  industry of the U.S.
                    equity market.  Component  companies are engaged in the production of semiconductors  and other integrated chips, as well as other related products such as circuit boards and motherboards.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Technology  Sector Index.  The Dow
                    Jones U.S.  Technology  Sector Index measures the  performance of the technology  sector of the
                    U.S.  equity  market.  Component  companies  include  those  involved in  computers  and office
                    equipment,  software,   communications  technology,   semiconductors,   diversified  technology
                    services and internet services.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Dow  Jones  U.S.   Telecommunications   Sector   Index   measures   the   performance   of  the
                    telecommunications  economic  sector of the U.S.  equity market.  Component  companies  include fixed-line communications and wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance  of the Dow Jones U.S.  Utilities  Sector  Index.  The Dow
      SECTOR        Jones U.S.  Utilities Sector Index measures the performance of the utilities economic sector of   ProFund Advisors LLC
                    the U.S. equity market.  Component  companies  include  electric  utilities,  gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500(R)Index is a measure of large-cap U.S. stock market  performance.  It is a capitalization  weighted index of 500 U.S.  operating companies and REITS selected by an S&P committee through a non-mechanical  process that factors criteria such as liquidity,  price,  market capitalization, financial viability and public float.  Reconstitution occurs both on a quarterly and ongoing basis.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the S&P 500(R)Index.  If ProFund VP Bear is successful in meeting its objective,  its net asset value should gain  approximately  the same,
     S&P 500        on a  percentage  basis,  as any  decrease  in the S&P 500(R)Index when the Index  declines on a   ProFund Advisors LLC
                    given  day.  Conversely,  its  net  asset  value  should  lose  approximately  the  same,  on a percentage basis, as any increase in the Index when the Index rises on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  UltraBull:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to twice (200%) the daily  performance of the S&P 500(R)Index.  Prior to May 1, 2003,
                    ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment  results that corresponded  to one and one-half times (150%) the daily  performance of the S&P 500(R)Index. If
                    ProFund VP UltraBull is  successful in meeting its  objective,  its net asset value should gain
     S&P 500        approximately  twice as much, on a percentage basis, as the S&P 500(R)Index when the Index rises   ProFund Advisors LLC
                    on a given day.  Conversely,  its net asset value should lose approximately twice as much, on a percentage  basis,  as the Index when the Index  declines on a given day. Prior to May 1, 2003,
                    ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment  results that corresponded to one and one-half times the daily performance of the S&P 500(R)Index
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ-100 Index(R)includes 100 of the largest  non-financial  domestic and  international  issues listed on the NASDAQ Stock Market. To be eligible for inclusion  companies  cannot be in bankruptcy  proceedings  and must meet certain  additional  criteria  including  minimum
trading  volume  and  "seasoning,"  requirements.   The  Index  is  calculated  under  a  modified   capitalization-weighted   methodology.
Reconstitution and rebalancing occurs on an annual, quarterly and ongoing basis..
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ-100  Index(R).  "OTC" in the name of ProFund VP OTC refers to securities  that do not trade on a U.S.  securities  exchange  registered  under the Securities
                    Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite) of the daily  performance  of the NASDAQ-100  Index(R).  If
                    ProFund VP Short OTC is  successful in meeting its  objective,  its net asset value should gain approximately  the same, on a percentage  basis, as any decrease in the NASDAQ-100  Index(R)when the Index declines on a given day.  Conversely,  its net asset value should lose  approximately the same, on a percentage  basis,  as any increase in the Index when the Index rises on a given day.  "OTC" in the name of  ProFund VP Short OTC  refers to  securities  that do not trade on a
                    U.S. securities exchange registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to twice  (200%) the daily  performance  of the  NASDAQ-100  Index(R).  If ProFund VP UltraOTC is
                    successful in meeting its  objective,  its net asset value should gain  approximately  twice as much,  on a percentage  basis,  as the  NASDAQ-100  Index(R)when the Index rises on a given day.
                    Conversely,  its net asset  value  should lose  approximately  twice as much,  on a  percentage basis,  as the Index when the Index  declines  on a given day.  "OTC" in the name of ProFund VP
                    UltraOTC refers to securities that do not trade on a U.S.  securities exchange registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P MidCap 400 Index(R)is a measure of mid-size  company U.S. stock market  performance.  It is a  capitalization  weighted index of 400
U.S.  operating  companies  and REITS.  Securities  are selected for inclusion in the index by an S&P  committee  through a  non-mechanical process that factors  criteria  such as liquidity,  price,  market  capitalization,  financial  viability and public float.  Reconstitution occurs both on a quarterly and ongoing basis.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra Value Index(R)is a market capitalization  weighted index comprised of the stocks in the S&P MidCap 400 Index that have  comparatively  low  price-to-book  ratios as  determined before each semiannual rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
  S&P MIDCAP 400    400/Barra  Growth Index(R)is a market  capitalization  weighted index comprised of the stocks in   ProFund Advisors LLC
                    the S&P MidCap 400 Index(R)that have  comparatively  high  price-to-book  ratios as  determined before each semiannual rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond to twice (200%) the daily  performance  of the S&P MidCap 400 Index(R).  If ProFund VP
                    UltraMid-Cap  is  successful  in  meeting  its  objective,  its net  asset  value  should  gain
  S&P MIDCAP 400    approximately  twice as much,  on a  percentage  basis,  as the S&P MidCap 400 Index(R)when the   ProFund Advisors LLC
                    Index rises on a given day.  Conversely,  its net asset value should lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P SmallCap 600 Index(R)consists of 600 domestic  stocks chosen for market size,  liquidity,  and industry group  representation.  The
Index comprises stocks from the industrial, utility, financial, and transportation sectors.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra  Value Index(R)is a market  capitalization  weighted index  comprised of the stocks in the S&P SmallCap  600/Barra Value Index(R)that have  comparatively  low  price-to-book ratios as determined before each semiannual  rebalance date. (Note: The S&P SmallCap  600/Barra
                    Value  Index(R)is a measure  of  small-cap  company  U.S.  stock  market  performance.  It is a capitalization  weighted  index of 600 U.S.  operating  companies  and  REITS.  Securities  are selected for inclusion in the index by an S&P committee  through a non-mechanical  process that factors  criteria such as liquidity,  price,  market  capitalization,  financial  viability and public float.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                    SmallCap  600/Barra  Growth Index(R)is a market  capitalization  weighted index comprised of the stocks in the S&P SmallCap  600/Barra Growth Index(R)that have  comparatively high price-to-book ratios as determined before each semiannual  rebalance date. (Note: The S&P SmallCap  600/Barra
                    Growth  Index(R)is a measure  of  small-cap  company  U.S.  stock  market  performance.  It is a capitalization  weighted  index of 600 U.S.  operating  companies  and  REITS.  Securities  are selected for inclusion in the index by an S&P committee  through a non-mechanical  process that factors  criteria such as liquidity,  price,  market  capitalization,  financial  viability and public float.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell 2000 Index(R)is a measure of small-cap U.S. Stock market  performance.  It is an adjusted market  capitalization  weighted index containing  approximately 2000 of the smallest  companies in the Russell 3000 Index or approximately 8% of the total market  capitalization of the Russell 3000 Index,  which in turn represents  approximately 98% of the investable U.S. equity market.  All U.S. companies listed on the NYSE, AMEX or NASDAQ meeting an initial minimum ($1) price are considered for inclusion.  Reconstitution  occurs  annually.  Securities are not replaced if they leave the index.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP  UltraSmall-Cap:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  If ProFund VP
                    UltraSmall-Cap  is  successful  in meeting  its  objective,  its net asset  value  should  gain approximately  twice as much, on a percentage  basis, as the Russell 2000 Index(R)when the Index rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
30 Year U.S. Treasury Bond
--------------------------------------------------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that  correspond  to one and  one-quarter  times  (125%) the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond ("Long  Bond").  In  accordance  with its stated
                    objective,  the net asset value of ProFund VP U.S. Government Plus generally should decrease as interest  rates  rise.  If  ProFund  VP U.S.  Government  Plus is  successful  in  meeting  its objective,  its net asset value should gain  approximately  one and one-quarter times (125%) as much,  on a percentage  basis,  as any daily  increase in the price of the Long Bond on a given day.  Conversely,  its net asset value should lose  approximately  one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------  ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,   ProFund Advisors LLC
                    that correspond to one and one-quarter  times (125%) the inverse  (opposite) of the daily price movement of the most recently  issued 30-year U.S.  Treasury Bond ("Long Bond").  In accordance with its  stated  objective,  the net  asset  value of  ProFund  VP  rising  Rates  Opportunity generally  should  decrease as interest  rates fall. If ProFund VP Rising Rates  Opportunity is successful  in meeting its  objective,  its net asset value should gain  approximately  one and one-quarter  times as much, on a percentage  basis, as any daily decrease in the Long Bond on a given day.  Conversely,  its net asset value  should  lose  approximately  one and  one-quarter times as much, on a percentage basis, as any daily increase in the Long Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

Each  portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers or in a particular sector of the economy.  Since the assets of each  portfolio are invested in a limited number of issuers or a limited sector of the economy, the net asset value of the portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  Certain of the  portfolios  may also be subject to  additional  market risk due to their  policy of  investing  based on an  investment  strategy  and generally not buying or selling  securities in response to market  fluctuations.  Each  portfolio's  relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

The stock selection date for each of the strategy  Portfolios of the First Defined  Portfolio Fund LLC is on or about December 31st of each year. The holdings for each strategy  Portfolio  will be adjusted  annually on or about  December 31st in accordance  with the  Portfolio's investment  strategy.  At that time,  the  percentage  relationship  among the shares of each issuer held by the Portfolio is  established.
Through the next one-year  period that  percentage  will be  maintained  as closely as  practicable  when the  Portfolio  makes  subsequent purchases and sales of the securities.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The   First Trust Advisors
                    Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the
      BLEND         greatest  potential for capital  appreciation  during the next year. The stocks included in the
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of           L.P.
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 BLENDED STRATEGY   Target  Managed VIP:  seeks to provide  above-average  total  return.  The  Portfolio  seeks to   First Trust Advisors
                    achieve its objective by investing in common stocks of the most  attractive  companies that are identified  by a model based on six  uniquely  specialized  strategies  - The Dowsm DART 5, the
                    European  Target 20,  the  Nasdaq(R)Target 15, the S&P Target 24, the Target  Small Cap and the
                    Value Line(R)Target 25.                                                                                    L.P.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP VALUE    The DowSM  DART 10:  seeks to  provide  above-average  total  return.  The  Portfolio  seeks to   First Trust Advisors
                    achieve its objective by investing in common  stocks  issued by companies  that are expected to provide  income and to have the  potential  for capital  appreciation.  The  Portfolio  invests primarily in the common stocks of the ten companies in the DJIA that have the highest  combined
                    dividend yields and buyback ratios on or about the applicable stock selection date.                       L.P.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Global Target 15: seeks to provide  above-average  total return. The Portfolio seeks to achieve its objective by investing in common  stocks  issued by companies  that are expected to provide income and to have the potential for capital  appreciation.  The Portfolio invests primarily in
                    the common  stocks of the companies  which are  components  of the DJIA,  the  Financial  Times   First Trust Advisors
  GLOBAL EQUITY     Industrial  Ordinary Share Index ("FT Index") and the Hang Seng Index. The Portfolio  primarily           L.P.
                    consists of common stocks of the five  companies  with the lowest per share stock prices of the ten  companies in each of the DJIA, FT Index and Hang Seng Index,  respectively,  that have the highest dividend yield in the respective index on or about the applicable stock selection date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    S&P Target 24: seeks to provide  above-average  total return.  The  Portfolio  seeks to achieve its  objective by investing in common  stocks  issued by companies  that have the potential for
    LARGE CAP       capital  appreciation.  The Portfolio  invests  primarily in the common  stocks of  twenty-four   First Trust Advisors
      GROWTH        companies  selected from a subset of the stocks included in the Standard & Poor's 500 Composite           L.P.
                    Stock Price Index.  The subset of stocks will be taken from each of the eight largest  economic sectors of the S&P 500 Index based on the sector's market capitalization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       Nasdaq(R)Target  15:  seeks to provide  above-average  total  return.  The  Portfolio  seeks to   First Trust Advisors
                    achieve its objective by investing in common  stocks  issued by companies  that are expected to          L.P.
                    have the potential for capital  appreciation.  The  Portfolio  invests  primarily in the common
      GROWTH        stocks of fifteen companies  selected from a pre-screened  subset of the stocks included in the
                    Nasdaq-100 Index on or about the applicable stock selection date through a multi-step process.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The Prudential  Series Fund,  Inc. - SP William Blair  International  Growth (f/k/a SP Jennison
                    International  Growth):  seeks long-term growth of capital.  The Portfolio invests primarily in equity-related  securities  of foreign  issuers that the  Sub-adviser  thinks will  increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at least 65% of its total  assets in common  stock of foreign  companies  operating or based in at
 NATIONAL EQUITY    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose        Prudential
                    earnings are growing at a faster rate than other  companies and that have above average  growth     Investments LLC/
                    in earnings and cash flow, improving profitability,  strong balance sheets, management strength     William Blair &
                    and strong  market  share for its  products.  The  Portfolio  also tries to buy such  stocks at       Company, LLC
                    attractive prices in relation to their growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,
Inc.  and have  been  licensed  for use by  American  Skandia  Investment  Services,  Incorporated.  The  Portfolio  is not
sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no  representation  regarding  the advisability of investing in the Portfolio.

"Dow Jones Industrial  Averagesm",  "DJIAsm",  "Dow  Industrialssm",  "The Dowsm", and "The Dow 10sm", are service marks of
Dow Jones & Company,  Inc.  ("Dow Jones") and have been licensed for use for certain  purposes by First Trust Advisors L.P.
("First  Trust").  The  portfolios,  including,  and in particular  the Target  Managed VIP portfolio and The DowSM DART 10 portfolio,  are not  endorsed,  sold or  promoted  by Dow  Jones,  and Dow  Jones  makes no  representation  regarding  the advisability of investing in such products.

"Standard & Poor's,"  "S&P," "S&P 500,"  "Standard & Poor's 500," and "500" are  trademarks of The  McGraw-Hill  Companies,
Inc.  and have been  licensed for use by First Trust on behalf of the S&P Target 24  Portfolio  and the Target  Managed VIP
Portfolio.  The  Portfolios  are not  sponsored,  endorsed,  managed,  sold or promoted by Standard & Poor's and Standard &
Poor's makes no representation regarding the advisability of investing in the Portfolio.

"The Nasdaq 100(R)",  "Nasdaq-100  Index(R)",  "Nasdaq Stock  Market(R)",  and "Nasdaq(R)" are trade or service marks of The Nasdaq
Stock Market,  Inc. (which with its affiliates are the  "Corporations")  and have been licensed for use by First Trust. The
Nasdaq  Target 15  Portfolio  and Target  Managed  VIP  Portfolio  have not been  passed on by the  Corporations  as to its legality or  suitability.  The Nasdaq  Target 15  Portfolio  and Target  Managed VIP  Portfolio  are not issued,  endorsed, sponsored,  managed,  sold or promoted by the Corporations.  The Corporations make no warranties and bear no liability with respect to the Nasdaq Target 15 Portfolio or the Target Managed VIP Portfolio.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM  Ranking System" are registered  trademarks of Value Line  Securities,  Inc. or Value Line  Publishing,  Inc.  The Target  Managed  VIP(R)Portfolio  is not  sponsored, recommended,  sold or promoted by Value Line  Publishing,  Inc.,  Value Line, Inc. or Value Line  Securities,  Inc. ("Value
Line").  Value Line makes no representation regarding the advisability of investing in the Portfolio.

The First Trust(R)10 Uncommon Values portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").
Lehman  Brothers'  only  relationship  to First  Trust is the  licensing  of certain  trademarks  and trade names of Lehman
Brothers and of the "10 Uncommon  Values" which is determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the  ProFunds  VP,  other than the  licensing  of the Dow Jones  sector  indices and its service marks for use in connection  with the ProFunds VP. The ProFunds VP are not sponsored,  endorsed,  sold, or promoted by  Standard  & Poor's or  NASDAQ,  and  neither  Standard & Poor's nor  NASDAQ  makes any  representations  regarding  the advisability of investing in the ProFunds VP.

WHAT ARE THE FIXED ALLOCATIONS?
We offer Fixed  Allocations  of different  durations  during the  accumulation  period.  These "Fixed  Allocations"  earn a guaranteed  fixed rate of interest  for a specified  period of time,  called the  "Guarantee  Period." In most  states,  we offer Fixed  Allocations  with Guarantee  Periods from 1 to 10 years. We may also offer special  purpose Fixed  Allocations for use with  certain  optional  investment  programs.  We  guarantee  the  fixed  rate for the  entire  Guarantee  Period.
However,  if you withdraw or transfer  Account  Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal  or transfer  based on a formula,  called a "Market Value  Adjustment."  The Market Value  Adjustment  can
either be  positive  or  negative,  depending  on the  movement  of  applicable  interest  rates  payable  on Strips of the appropriate  duration.  Please  refer  to the  section  entitled  "How  does  the  Market  Value  Adjustment  Work?"  for a description  of the formula along with examples of how it is  calculated.  You may allocate  Account Value to more than one
Fixed Allocation at a time.

Fixed  Allocations  may not be  available in all states.  Availability  of Fixed  Allocations  is subject to change and may differ by state and by the annuity  product you  purchase.  Please call  American  Skandia at  1-800-766-4530  to determine availability of Fixed Allocations in your state and for your annuity product.

FEES AND CHARGES
The charges  under the  contracts  are  designed to cover,  in the  aggregate,  our direct and  indirect  costs of selling, administering and providing benefits under the contracts.  They are also designed,  in the aggregate,  to compensate us for the risks of loss we assume  pursuant to the  contracts.  If, as we expect,  the charges that we collect from the contracts exceed our total  costs in  connection  with the  contracts,  we will earn a profit.  Otherwise  we will incur a loss.  The rates of certain of our charges have been set with  reference  to estimates of the amount of specific  types of expenses or risks that we will incur.  In most cases,  this  prospectus  identifies  such  expenses or risks in the name of the charge;
however,  the fact that any charge bears the name of, or is designed  primarily to defray a particular expense or risk does not mean that the amount we collect  from that  charge  will  never be more than the  amount of such  expense or risk.  Nor does it mean that we may not also be  compensated  for such  expense or risk out of any other  charges we are  permitted to deduct by the terms of the contract.

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred  Sales  Charge:  We do not deduct a sales  charge from  Purchase  Payments  you make to your  Annuity.
However,  we may  deduct a  Contingent  Deferred  Sales  Charge or CDSC if you  surrender  your  Annuity or when you make a partial  withdrawal.  The CDSC  reimburses  us for expenses  related to sales and  distribution  of the Annuity,  including commissions,  marketing materials and other promotional  expenses.  The CDSC is calculated as a percentage of your Purchase
Payment being  surrendered  or withdrawn  during the  applicable  Annuity Year.  For purposes of  calculating  the CDSC, we consider  the year  following  the Issue  Date of your  Annuity  as Year 1. The  amount of the CDSC  decreases  over  time, measured from the Issue Date of the Annuity.  The CDSC percentages are shown below.

                           ------------------ ------------- ------------- ------------ ------------- -------------

                           YEARS                   1             2             3            4             5+
                           ------------------ ------------- ------------- ------------ ------------- -------------
                           ------------------ ------------- ------------- ------------ ------------- -------------

                           CHARGE (%)             8.5%          8.0%         7.0%          6.0%          0.0%
                           ------------------ ------------- ------------- ------------ ------------- -------------

The CDSC  period is based on the Issue  Date of the  Annuity,  not on the date each  Purchase  Payment  is  applied  to the
Annuity.  Purchase  Payments  applied to the  Annuity  after the Issue Date do not have their own CDSC  period.  During the first four (4) Annuity  Years,  under  certain  circumstances  you can withdraw a limited  amount of Account  Value without paying a CDSC.  This is referred to as a "Free  Withdrawal."  After four (4)  complete  Annuity  Years,  you can  surrender your  Annuity  or make a  partial  withdrawal  without  a CDSC  being  deducted  from  the  amount  being  withdrawn.  Free
Withdrawals  are not treated as a withdrawal  of Purchase  Payments for  purposes of  calculating  the CDSC on a subsequent withdrawal  or  surrender.  Withdrawals  of amounts  greater  than the  maximum  Free  Withdrawal  amount are  treated as a withdrawal  of  Purchase  Payments  and  will be  assessed  a CDSC  during  Annuity  Years 1  through  4. For  purposes  of calculating  the CDSC on a surrender or a partial  withdrawal,  the Purchase  Payments being  withdrawn may be greater than your  remaining  Account  Value or the amount of your  withdrawal  request.  This is most  likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision  or if your  Account  Value has declined in value due to negative market performance.

We may waive the CDSC under certain  medically-related  circumstances or when taking a Minimum Distribution from an Annuity purchased as a "qualified" investment.  Free Withdrawals,  Medically-Related  Surrenders and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Transfer Fee:  Currently,  you may make twenty (20) free transfers  between  investment  options each Annuity Year. We will charge $10.00 for each transfer  after the twentieth in each Annuity Year. We do not consider  transfers  made as part of a dollar cost averaging  program when we count the twenty free  transfers.  Transfers  made as part of a  rebalancing,  asset allocation or similar program will be subject to the  twenty-transfer  limit.  However,  all transfers made on the same day will be treated as one (1)  transfer.  Renewals or transfers  of Account  Value from a Fixed  Allocation  at the end of its
Guarantee  Period are not subject to the Transfer Fee and are not counted toward the twenty free  transfers.  We may reduce the number of free transfers  allowable  each Annuity Year (subject to a minimum of eight) without  charging a Transfer Fee unless you make use of  electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for transfer  requests  transmitted  electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

Annual  Maintenance Fee: During the  accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee
is $35.00 or 2% of your Account Value  invested in the variable  investment  options,  whichever is less.  This fee will be deducted  annually on the  anniversary  of the Issue Date of your  Annuity or, if you  surrender  your  Annuity  during the
Annuity  Year,  the fee is deducted at the time of surrender.  Currently,  the Annual  Maintenance  Fee is only deducted if your  Account  Value is less than  $100,000  on the  anniversary  of the  Issue  Date or at the time of  surrender.  We may increase  the Annual  Maintenance  Fee.  However,  any increase  will only apply to Annuities  issued after the date of the increase.

Tax Charges:  Several  states and some  municipalities  charge  premium  taxes or similar  taxes on  annuities  that we are required to pay. The amount of tax will vary from  jurisdiction  to jurisdiction  and is subject to change.  The tax charge currently  ranges up to 3 1/2% of your  premium  and is  designed  to  approximate  the taxes that we are  required to pay. We generally  will  deduct  the charge at the time the tax is  imposed,  but may also  decide to deduct  the charge  from each
Purchase  Payment at the time of a withdrawal  or  surrender  of your  Annuity or at the time you elect to begin  receiving annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed  Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an Insurance  Charge daily  against the average daily assets  allocated to the  Sub-accounts.
The Insurance  Charge is the  combination  of the  Mortality & Expense Risk Charge  (1.50%) and the  Administration  Charge
(0.15%).  The total charge is equal to 1.65% on an annual basis.  The Insurance  Charge is intended to compensate  American
Skandia for providing the insurance  benefits under the Annuity,  including the Annuity's basic death benefit that provides guaranteed  benefits to your  beneficiaries  even if the market  declines and the risk that  persons we  guarantee  annuity payments to will live longer than our assumptions.  The charge also covers  administrative  costs associated with providing the Annuity  benefits,  including  preparation of the contract,  confirmation  statements,  annual  account  statements and annual reports,  legal and accounting fees as well as various related  expenses.  Finally,  the charge covers the risk that our  assumptions  about the  mortality  risks and expenses  under this Annuity are incorrect and that we have agreed not to increase  these  charges over time despite our actual  costs.  We may  increase the portion of the total  Insurance  Charge that is deducted for  administrative  costs;  however,  any increase will only apply to Annuities  issued after the date of the increase.

American  Skandia may make a profit on the  Insurance  Charge if, over time,  the actual cost of providing  the  guaranteed insurance  obligations  under the Annuity  are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the  Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other expenses that American Skandia incurs in promoting, distributing, issuing and administering the Annuity.

The Insurance  Charge is not deducted  against assets  allocated to a Fixed  Allocation.  However,  the amount we credit to
Fixed Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

Optional  Benefits for which we assess a charge solely against the variable  investment  options:  If you elect to purchase certain optional  benefits,  we will deduct an additional  charge on a daily basis solely from your Account Value allocated to the  Sub-accounts.  The additional  charge is included in the daily  calculation of the Unit Price for each Sub-account.
We may assess charges for other optional  benefits on a different basis as described  elsewhere in the  prospectus.  Please refer to the sections  entitled  "Living  Benefit  Programs" and "Death  Benefit" for a description  of the charge for each
Optional Benefit.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not  assess any  charges  directly  against  the  Portfolios.  However,  each  Portfolio  charges a total  annual fee comprised of an investment  management  fee,  operating  expenses and any  distribution  and service  (12b-1) fees that may apply.  These fees are deducted daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business each day. More detailed  information  about fees and charges can be found in the  prospectuses for the Portfolios.  Please also see "Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against  Account Value  allocated to the  Sub-accounts,  we also take into  consideration  mortality,  expense,  administration,  profit and other factors in  determining  the interest rates we credit to Fixed  Allocations.  Any CDSC or Tax  Charge  applies  to amounts  that are taken  from the  variable  investment options or the Fixed Allocations.  A Market Value Adjustment may also apply to transfers,  certain  withdrawals,  surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In  certain  states,  we are  required  to pay a tax if and when  you  exercise  your  right to  receive  periodic  annuity payments.  The  amount of the tax we must pay will  depend on the  applicable  jurisdiction.  When you  annuitize,  we will apply a charge of up to 3.5% of your Account  Value,  depending  on the  applicable  jurisdiction  to cover the tax we must pay. If you select a fixed  payment  option,  the amount of each fixed  payment  will  depend on the Account  Value of your
Annuity when you elected to annuitize.  There is no specific charge deducted from these  payments;  however,  the amount of each annuity payment reflects  assumptions  about our insurance  expenses.  If you select a variable payment option that we may offer,  then the amount of your  benefits  will reflect  changes in the value of your  Annuity and will  continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may  reduce or  eliminate  certain  fees and  charges  or alter the  manner  in which  the  particular  fee or charge is deducted.  For  example,  we may reduce the amount of the CDSC or the length of time it applies,  reduce or  eliminate  the amount of the  Annual  Maintenance  Fee or reduce  the  portion  of the  total  Insurance  Charge  that is  deducted  as an
Administration  Charge.  Generally,  these  types of changes  will be based on a  reduction  to our sales,  maintenance  or administrative  expenses  due to the nature of the  individual  or group  purchasing  the  Annuity.  Some of the factors we might consider in making such a decision are: (a) the size and type of group;  (b) the number of Annuities  purchased by an
Owner; (c) the amount of Purchase Payments or likelihood of additional  Purchase  Payments;  and/or (d) other  transactions where sales,  maintenance or administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between
Annuity  purchasers  if and  when we  reduce  the  portion  of the  Insurance  Charge  attributed  to the  charge  covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial Purchase  Payment of $10,000.  However,  if you decide to make payments  under a systematic  investment  or "bank  drafting"  program,  we will accept a lower  initial  Purchase  Payment provided that, within the first Annuity Year, you make at least $10,000 in total Purchase Payments.

Where  allowed by law,  initial and  additional  Purchase  Payments in excess of $1,000,000  require our approval  prior to acceptance.  We may apply  certain  limitations  and/or  restrictions  on the  Annuity as a  condition  of our  acceptance, including limiting the liquidity features or the Death Benefit  protection  provided under the Annuity,  limiting the right to make  additional  Purchase  Payments,  changing the number of transfers  allowable  under the Annuity or restricting the
Sub-accounts or Fixed Allocations that are available.  Other limitations and/or restrictions may apply.

Except as noted below,  Purchase  Payments  must be  submitted by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to American  Skandia.  Purchase  Payments  may also be  submitted  via 1035  exchange or direct  transfer of funds.
Under  certain  circumstances,  Purchase  Payments may be  transmitted  to American  Skandia via wiring funds  through your investment  professional's  broker-dealer  firm.  Additional Purchase Payments may also be applied to your Annuity under an
                                                  ----------
arrangement  called "bank drafting"  where you authorize us to deduct money directly from your bank account.  We may reject any payment if it is received  in an  unacceptable  form.  Our  acceptance  of a check is subject to our ability to collect funds.

Age  Restrictions:  The  Owner  must be age 85 or  under as of the  Issue  Date of the  Annuity.  If the  Annuity  is owned jointly,  the oldest of the Owners  must be age 85 or under on the Issue Date.  If the  Annuity is owned by an entity,  the
Annuitant  must be age 85 or under as of the Issue Date.  You should  consider  your need to access your Account  Value and whether the Annuity's  liquidity  features will satisfy that need.  If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  The  availability  and level of  protection of certain  optional  benefits  may vary based on the age of the Owner on the Issue Date of the  Annuity or the date of the
Owner's death.

Owner, Annuitant and Beneficiary  Designations:  On your Application,  we will ask you to name the Owner(s),  Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all  rights  under the  Annuity.  You may name more than one Owner in which  case all
         -----
       ownership  rights are held jointly.  However,  this Annuity does not provide a right of  survivorship.  Refer to the
       Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant is the person we agree to make  annuity  payments to and upon whose life we continue to
         ---------
       make such  payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation  of joint
       Annuitants  during the accumulation  period.  Where allowed by law, you may name one or more Contingent  Annuitants.
       A Contingent  Annuitant  will become the  Annuitant if the Annuitant  dies before the Annuity Date.  Please refer to the discussion of "Considerations for Contingent Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s)  or  entity  you  name  to  receive  the  death  benefit.  If no
         -----------
       beneficiary is named the death benefit will be paid to you or your estate.

Your  right to make  certain  designations  may be limited  if your  Annuity  is to be used as an IRA or other  "qualified"
investment  that is given  beneficial  tax treatment  under the Code.  You should seek  competent tax advice on the income, estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant  and  Beneficiary  designations  by sending us a request in writing.  Where allowed by law, such changes will be subject to our acceptance.  Some of the changes we will not accept  include,  but are not limited to:
|X|      a new  Owner  subsequent  to the  death of the Owner or the  first of any  joint  Owners  to die,  except  where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified"  investments,  a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity;
     and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary is the surviving spouse unless you elect an alternative Beneficiary designation.  Unless you elect an alternative Beneficiary  designation,  upon the death of either  spousal  Owner,  the  surviving  spouse may elect to assume  ownership  of the Annuity  instead of taking the Death
Benefit  payment.  The Death  Benefit that would have been  payable will be the new Account  Value of the Annuity as of the date of due proof of death and any required  proof of a spousal  relationship.  As of the date the assumption is effective, the  surviving  spouse will have all the rights and benefits  that would be available  under the Annuity to a new purchaser of the same  attained  age. For purposes of  determining  any future Death  Benefit for the  beneficiary  of the  surviving spouse,  the new Account Value will be considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account
Value.  However,  any additional  Purchase  Payments  applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the  surviving  spouse is named as a Contingent  Annuitant,  upon the death of the
Annuitant,  the surviving  spouse will become the  Annuitant.  No Death Benefit is payable upon the death of the Annuitant.
However,  the Account  Value of the Annuity as of the date of due proof of death of the Annuitant  (and any required  proof of the spousal relationship) will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
If after  purchasing  your  Annuity you change your mind and decide that you do not want it, you may return it to us within a certain  period of time known as a right to cancel  period.  This is often  referred to as a  "free-look."  Depending  on the state in which you purchased  your Annuity and, in some states,  if you  purchased  the Annuity as a replacement  for a prior contract,  the right to cancel period may be ten (10) days,  twenty-one  (21) days or longer,  measured from the time that you received  your  Annuity.  If you return your Annuity  during the  applicable  period,  we will refund your current
Account  Value plus any tax charge  deducted.  This  amount may be higher or lower  than your  original  Purchase  Payment.
Where  required  by law,  we will  return  your  current  Account  Value or the amount of your  initial  Purchase  Payment, whichever is greater.  The same rules may apply to an Annuity that is purchased as an IRA.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum amount that we accept as an additional  Purchase  Payment is $100 unless you participate in American  Skandia's
Systematic  Investment Plan or a periodic purchase payment program.  We will allocate any additional  Purchase Payments you make  according  to your most recent  allocation  instructions,  unless you request new  allocations  when you submit a new
Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your  Annuity by  authorizing  us to deduct money  directly  from your bank
              ----------
account and applying it to your Annuity.  This type of program is often called "bank  drafting".  We call our bank drafting program  "American  Skandia's  Systematic  Investment  Plan."  Purchase  Payments  made through  bank  drafting may only be allocated to the  variable  investment  options when  applied.  Bank  drafting  allows you to invest in your Annuity with a lower initial  Purchase  Payment,  as long as you authorize  payments that will equal at least $10,000  during the first 12 months of your Annuity.  We may suspend or cancel bank drafting  privileges if sufficient  funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer  sponsors such a program,  we may agree to accept periodic  Purchase  Payments through a salary reduction program as long as the allocations are made only to variable  investment  options and the periodic Purchase Payments received in the first year total at least
$10,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.  The net
Purchase  Payment is your initial  Purchase  Payment minus any tax charges that may apply.  On your  application we ask you to  provide us with  instructions  for  allocating  your  Account  Value.  You can  allocate  Account  Value to one or more variable investment options or Fixed Allocations.

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make according to your most recent allocation  instructions.  If any rebalancing or asset  allocation  programs are in effect,  the allocation  should conform with such a program.  We assume that your most recent  allocation  instructions are valid for subsequent  Purchase Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation  period you may transfer  Account Value between  investment  options.  Transfers are not subject to taxation on any gain.  We  currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty  (20).
However,  you  can  invest  in an  unlimited  number  of  Fixed  Allocations.  We may  require  a  minimum  of $500 in each
Sub-account  you allocate  Account Value to at the time of any allocation or transfer.  If you request a transfer and, as a result of the transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining  Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We may impose specific  restrictions on financial  transactions for certain Portfolios based on the Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any  announced  closing of the  applicable  securities  exchange  (generally,  3:00 p.m.
Eastern time) to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a ProFunds VP Sub-account  will be extended to1/2hour prior to any announced  closing  (generally,  3:30 p.m. Eastern time)
for      transactions      submitted      electronically      through     American      Skandia's      Internet     website
(www.americanskandia.prudential.com).

Currently,  we charge $10.00 for each transfer after the twentieth  (20th) in each Annuity Year,  including  transfers made as part of any  rebalancing,  asset  allocation or similar program which you have  authorized.  Transfers made as part of a dollar cost averaging  program do not count toward the twenty free transfer  limit.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period are not subject to the  transfer  charge.  We may reduce the number of free  transfers  allowable  each Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of  electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for transfer  requests  transmitted  electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

Once you have made 20 transfers  among the  Sub-accounts  during an Annuity  Year, we will accept any  additional  transfer request  during that year only if the request is submitted to us in writing with an original  signature and otherwise is in good order.  For purposes of this 20 transfer  limit,  we (i) do not view a facsimile  transmission  as a  "writing",  (ii)
will treat multiple transfer requests  submitted on the same business day as a single transfer,  and (iii) do not count any transfer that solely involves  Sub-accounts  corresponding to any ProFund  Portfolio and/or the AST Money Market Portfolio,
or any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

Frequent  transfers  among  Sub-accounts  in response to  short-term  fluctuations  in markets,  sometimes  called  "market timing," can make it very difficult for a Portfolio  manager to manage a Portfolio's  investments.  Frequent  transfers may cause the  Portfolio to hold more cash than  otherwise  necessary,  disrupt  management  strategies,  increase  transaction costs,  or affect  performance.  The  Annuity  offers  Sub-accounts  designed  for  Owners  who wish to engage in  frequent transfers  (i.e.,  one or more of the  Sub-accounts  corresponding  to the  ProFund  Portfolios  and the AST  Money  Market
Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.

In light of the risks posed to Owners and other investors by frequent  transfers,  we reserve the right to limit the number of  transfers in any Annuity Year for all existing or new Owners and to take the other  actions  discussed  below.  We also reserve the right to limit the number of transfers  in any Annuity  Year or to refuse any transfer  request for an Owner or certain  Owners if: (a) we believe that excessive  transfer  activity (as we define it) or a specific  transfer  request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the Portfolios;  or (b) we are informed by a Portfolio (e.g., by the Portfolio's  portfolio  manager) that the purchase or redemption of shares in the
Portfolio  must be restricted  because the Portfolio  believes the transfer  activity to which such purchase and redemption relates would have a detrimental  effect on the share prices of the affected  Portfolio.  Without  limiting the above,  the most  likely  scenario  where  either  of the  above  could  occur  would be if the  aggregate  amount of a trade or trades represented a relatively  large  proportion of the total assets of a particular  Portfolio.  In  furtherance of our general authority to restrict  transfers as described above, and without limiting other actions we may take in the future,  we have adopted the following specific restrictions:

o        With respect to each Sub-account (other than the AST Money Market Sub-account,  or a Sub-account  corresponding to a ProFund  Portfolio),  we track amounts  exceeding a certain  dollar  threshold  that were  transferred  into the
         Sub-account.  If you transfer such amount into a particular  Sub-account,  and within 30 calendar days  thereafter transfer (the  "Transfer  Out") all or a portion of that amount into another  Sub-account,  then upon the Transfer
         Out, the former Sub-account becomes restricted (the "Restricted  Sub-account").  Specifically,  we will not permit subsequent  transfers  into the  Restricted  Sub-account  for 90  calendar  days  after  the  Transfer  Out if the
         Restricted  Sub-account invests in a non-international  Portfolio,  or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international  Portfolio.  For purposes of this rule, we (i) do not count transfers  made in  connection  with one of our  systematic  programs,  such as  asset  allocation  and  automated withdrawals;  (ii) do not count any  transfer  that  solely  involves  Sub-accounts  corresponding  to any ProFund
         Portfolio  and/or the AST Money Market  Portfolio;  and (iii) do not  categorize as a transfer the first  transfer that you make after the Issue Date, if you make that transfer  within 30 calendar days after the Issue Date.  Even if an amount  becomes  restricted  under the  foregoing  rules,  you are still free to redeem the amount from your
         Annuity at any time.
o        We reserve the right to effect  exchanges on a delayed basis for all contracts.  That is, we may price an exchange involving the  Sub-accounts  on the business day subsequent to the business day on which the exchange  request was received.  Before  implementing such a practice,  we would issue a separate written notice to Owners that explains the practice in detail.
o        If we deny one or more  transfer  requests  under the  foregoing  rules,  we will  inform  you or your  investment professional promptly of the circumstances concerning the denial.
o        We will  not  implement  these  rules in  jurisdictions  that  have  not  approved  contract  language  amendments authorizing  us to do so,  or may  implement  different  rules  in  certain  jurisdictions  if  required  by  such jurisdictions.  Contract owners in jurisdictions with such limited transfer restrictions,  and contract owners who own variable life insurance or variable  annuity  contracts  (regardless of  jurisdiction)  that do not impose the above-referenced  transfer restrictions,  might make more numerous and frequent transfers than contract owners who are subject to such  limitations.  Because  contract owners who are not subject to the same transfer  restrictions may have the same underlying mutual fund portfolios available to them,  unfavorable  consequences  associated with such frequent trading within the underlying mutual fund (e.g.,  greater  portfolio  turnover,  higher  transaction costs, or performance or tax issues) may affect all contract  owners.  Similarly,  while  contracts  managed by an investment  professional or third party investment  advisor are subject to the  restrictions on transfers  between investment  options that are  discussed  above,  if the advisor  manages a number of contracts in the same fashion unfavorable  consequences  may be  associated  with  management  activity  since it may involve the  movement of a substantial  portion of an  underlying  mutual fund assets  which may affect all contract  owners  invested in the affected options.  Apart from  jurisdiction-specific  and contract differences in transfer  restrictions,  we will apply these rules uniformly (including  contracts managed by an investment  professional or third party investment advisor), and will not waive a transfer restriction for any contract owner.

Although our transfer  restrictions are designed to prevent excessive  transfers,  they are not capable of preventing every potential occurrence of excessive transfer activity.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the  accumulation  period.  Dollar Cost Averaging  allows you to  systematically transfer  an amount  each  month from one  investment  option to one or more other  investment  options.  You can choose to transfer  earnings  only,  principal  plus earnings or a flat dollar  amount.  Dollar Cost  Averaging  allows you to invest regularly  each month,  regardless of the current unit value (or price) of the  Sub-account(s)  you invest in. This enables you to  purchase  more units when the market  price is low and fewer units when the market  price is high.  This may result in a lower average cost of units over time.  However,  there is no guarantee  that Dollar Cost  Averaging  will result in a profit or protect  against a loss in a  declining  market.  We do not deduct a charge for  participating  in a Dollar  Cost
Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average  from  variable  investment  options or Fixed  Allocations.  Dollar Cost  Averaging  from Fixed
Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal plus earnings.  If  transferring  principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE: When a Dollar Cost Averaging  program is established  from a Fixed  Allocation,  the fixed rate of interest we credit to your Account Value is applied to a declining  balance due to the transfers of Account Value to the  Sub-accounts  during the Guarantee Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

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American  Skandia may offer Fixed  Allocations with Guarantee  Periods of 6 months or 12 months  exclusively for use with a
Dollar Cost Averaging  program ("DCA Fixed  Allocations").  DCA Fixed  Allocations are designed to  automatically  transfer
Account Value in either 6 or 12 payments  under a Dollar Cost  Averaging  program.  Dollar Cost  Averaging  transfers  will begin on the day  following the date the DCA Fixed  Allocation is  established  and each month  following  until the entire principal  amount plus earnings is transferred.  DCA Fixed  Allocations may only be established  with your initial Purchase
Payment or  additional  Purchase  Payments.  You may not transfer  existing  Account  Value to a DCA Fixed  Allocation.  We reserve the right to terminate offering these special purpose Fixed Allocations at any time.
---------------------------------------------------------------------------------------------------------------------------

Account Value  allocated to the DCA Fixed  Allocation will be transferred to the  Sub-accounts  you choose under the Dollar
Cost  Averaging  program.  If you terminate  the Dollar Cost  Averaging  program  before the entire  principal  amount plus earnings  has  been  transferred  to the  Sub-account(s),  you must  transfer  all  remaining  Account  Value to any  other investment  option.  Unless  you  provide  alternate  instructions  at the time you  terminate  the Dollar  Cost  Averaging program,  Account Value will be transferred to the AST Money Market  Sub-account.  Transfers from Fixed Allocations as part of a Dollar Cost Averaging  program are not subject to a Market Value Adjustment.  However,  a Market Value Adjustment will apply if you  terminate  the Dollar Cost  Averaging  program  before the entire  principal  amount plus  earnings  has been transferred to the Sub-account(s).

The Dollar Cost Averaging  program is not available if you elect the Guaranteed  Return Option PlusSM or Guaranteed  Return
Option programs when it involves transfers out of the Fixed Allocations.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.
You can choose to have your Account Value  rebalanced  quarterly,  semi-annually,  or annually.  On the  appropriate  date, your variable  investment  options are rebalanced to the allocation  percentages  you request.  For example,  over time the performance of the variable  investment options will differ,  causing your percentage  allocations to shift. With automatic rebalancing,  we transfer the appropriate amount from the "overweighted"  Sub-accounts to the "underweighted"  Sub-accounts to  return  your  allocations  to the  percentages  you  request.  If you  request  a  transfer  from or into any  variable investment  option  participating  in the  automatic  rebalancing  program,  we will  assume  that you wish to change  your rebalancing  percentages  as well,  and will  automatically  adjust the  rebalancing  percentages  in  accordance  with the transfer unless we receive alternate instructions from you.

You must have a minimum Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are  considered as one transfer when counting the number of transfers  each year toward the maximum  number of free  transfers.  We do not deduct a charge for  participating  in an automatic rebalancing program.

DO YOU OFFER ANY ASSET ALLOCATION PROGRAMS?
Yes. During the  accumulation  period,  we may offer different asset allocation  programs  designed for American Skandia by
Morningstar  Associates,  LLC.  Each  program is  available  to Annuity  Owners at no  additional  charge.  Each program is designed  as a tool to  enable  you and your  investment  professional  to  develop  an asset  allocation  program  that is appropriate for you. Your investment  professional will help you to complete an investor  questionnaire  that will help you and your investment  professional to determine  whether  participating in a program is appropriate for you and to determine your  investment  style from which you can choose the available  model  portfolios.  We offer  programs  where you and your investment  professional  choose  from the  available  Sub-accounts  for each asset class in the model  portfolio  you have chosen based on your answers to the  questionnaire.  You may change your selected  Sub-accounts  at any time. We also offer programs  where the  Sub-accounts  for each asset  class in each  model  portfolio  are  designated  based on an  objective evaluation of the  available  Sub-accounts.  If you elect the second type of program,  the selected  Sub-accounts  within a model  portfolio  may change  periodically.  Under these  programs,  assets  allocated to the program are  rebalanced  on a periodic basis based on suggested  changes to the  allocation  percentages  for an asset class within a model  portfolio or based on changes in the value of the  Sub-accounts.  Each asset  allocation  program is subject to  additional  limitations and restrictions which are more fully described in the enrollment form for the programs.

Asset  allocation is a  sophisticated  method of  diversification  which  allocates  assets among asset classes in order to manage  investment risk and enhance returns over the long term.  However,  asset  allocation does not guarantee a profit or protect  against a loss.  You are not  obligated to  participate  or to invest  according  to the program  recommendations.
American  Skandia does not intend to provide any personalized  investment  advice in connection with these programs and you should not rely on these  programs as providing  individualized  investment  recommendations  to you. The asset  allocation programs do not  guarantee  better  investment  results.  We reserve the right to terminate or change the asset  allocation programs at any time.  You should consult with your investment professional before electing any asset allocation program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two  different  programs for investors  who wish to invest in the variable  investment  options but also wish to protect  their  principal,  as of a specific  date in the  future.  They are the  Balanced  Investment  Program  and the
Guaranteed  Return Option  PlusSM.  (The  Guaranteed  Return Option PlusSM (GRO PlusSM) is not yet available in all states.
In those  states  where  GRO Plus is not  available  we offer  the  Guaranteed  Return  Option  (GRO).)  Both the  Balanced
Investment  Program  and GRO Plus  allow  you to  allocate  a  portion  of your  Account  Value to the  available  variable investment options while ensuring that your Account Value will at least equal your  contributions  adjusted for withdrawals and transfers on a specified  date.  Under GRO Plus,  Account Value is allocated to and maintained in Fixed  Allocations to the extent we, in our sole  discretion,  deem it is necessary  to support our  guarantee  under the  program.  This differs from the Balanced  Investment  Program where a set amount is allocated to a Fixed Allocation  regardless of the performance of the  underlying  Sub-accounts  or the interest  rate  environment  after the amount is allocated to a Fixed  Allocation.
Generally,  more of your Account  Value will be allocated to the  variable  investment  options  under the GRO Plus program than under the Balanced  Investment Program (although in periods of poor market  performance,  low interest rates and/or as the option  progresses to its maturity  date,  this may not be the case).  You may not want to use either of these programs if you expect to begin taking  annuity  payments  before the program would be completed.  In addition,  as with most return of premium programs,  amounts that are available to allocate to the variable  investment  options may be substantially less than they would be if you did not elect a return of premium  program.  This means that,  if  investment  experience  in the variable  investment  options were  positive,  your  Account  Value would grow at a slower rate than if you did not elect a return of premium program and allocated all of your Account Value to the variable investment options.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account Value is allocated to a Fixed  Allocation  and the remaining Account Value is allocated to the variable  investment  options that you select.  When you enroll in the Balanced
Investment  Program,  you choose the  duration  that you wish the  program to last.  This  determines  the  duration of the
Guarantee  Period for the Fixed  Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate the portion of your Account  Value that must be  allocated to the Fixed  Allocation  to grow to a specific  "principal  amount"
(such as your  initial  Purchase  Payment).  We determine  the amount  based on the rates then in effect for the  Guarantee
Period  you  choose.  If you  continue  the  program  until the end of the  Guarantee  Period  and make no  withdrawals  or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation  will have grown to equal the  "principal  amount".
Withdrawals or transfers from the Fixed  Allocation  before the end of the Guarantee  Period will terminate the program and may be subject to a Market  Value  Adjustment.  You can  transfer  the  Account  Value that is not  allocated  to the Fixed
Allocation  between any of the  Sub-accounts  available  under the  Annuity.  Account  Value you  allocate to the  variable investment  options is subject to market  fluctuations and may increase or decrease in value. We do not deduct a charge for participating in the Balanced Investment Program.

         Example
         Assume you invest  $100,000.  You choose a 10-year program and allocate a portion of your Account Value to a Fixed
         Allocation with a 10-year  Guarantee  Period.  The rate for the 10-year  Guarantee Period is 2.50%*.  Based on the fixed  interest rate for the Guarantee  Period  chosen,  the factor is 0.781198 for  determining  how much of your
         Account  Value will be allocated to the Fixed  Allocation.  That means that $78,120 will be allocated to the Fixed
         Allocation  and the  remaining  Account  Value  ($21,880)  will be allocated to the variable  investment  options.
         Assuming that you do not make any withdrawals  from the Fixed  Allocation,  it will grow to $100,000 at the end of the Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*   The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

The Guaranteed Return Option PlusSM (GRO PlusSM)  guarantees that, after a seven-year period following  commencement of the program  ("maturity  date") and on each anniversary of the maturity date thereafter,  the Owner's Account Value will not be less than the Account  Value on the  effective  date of the program.  The program also offers the Owner the option to elect a  second,  enhanced  guarantee  amount  at a  higher  Account  Value  subject  to a  separate  maturity  period  (and  its anniversaries).  The GRO  PlusSM  program  may be  appropriate  if you wish to  protect  a  principal  amount  (called  the
"Protected  Principal  Value")  against  market  downturns as of a specific  date in the future,  but also wish to exercise control of your available Account Value among the variable  investment options to participate in market  experience.  Under the GRO  PlusSM  program,  you give us the  right to  allocate  amounts  to Fixed  Allocations  as needed  to  support  the guarantees  provided.  The  available  Account Value is the amount not  allocated to the Fixed  Allocations  to support the guarantees  provided.  There  is a fee  associated  with  this  program.  See  "Living  Benefit  Programs,"  later  in this
Prospectus, for more information about this program.

DOES MY INVESTMENT PROFESSIONAL HAVE PERMISSION TO MANAGE MY ACCOUNT?
Yes.  Unless you direct  otherwise,  your  investment  professional  may direct the  allocation  of your Account  Value and request financial  transactions  between investment options while you are living,  subject to our rules. Unless you tell us otherwise,  we deem that all transactions  that are directed by your investment  professional  with respect to your Annuity have been  authorized  by you.  You must  contact us  immediately  if and when you revoke  such  authority.  We will not be responsible  for acting on  instructions  from your  investment  professional  if you fail to inform us that such  person's authority has been revoked.  We may also  suspend,  cancel or limit these  privileges at any time. We will notify you if we
do.

MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?
Yes.  You may engage  your own  investment  advisor to manage  your  account.  These  investment  advisors  may be firms or persons who also are appointed by us, or whose  affiliated  broker-dealers  are  appointed by us, as authorized  sellers of the  Annuity.  Even if this is the case,  however,  please note that the  investment  advisor you engage to provide  advice and/or make  transfers  for you, is not acting on our behalf,  but rather is acting on your behalf.  We do not offer advice about how to allocate your Account Value under any  circumstance.  As such, we are not responsible for any  recommendations such investment  advisors make, any investment  models or asset  allocation  programs they choose to follow or any specific transfers they make on your behalf.

Any fee that is  charged  by your  investment  advisor  is in  addition  to the fees and  expenses  that  apply  under your
Annuity.  If you authorize your investment  advisor to withdraw amounts from your Annuity (to the extent  permitted) to pay for the investment  advisor's fee, as with any other withdrawal from your Annuity,  you may incur adverse tax consequences, a CDSC and/or a market value  adjustment.  Withdrawals to pay your investment  advisor generally will also reduce the level of various living and death benefit  guarantees  provided (e.g. the withdrawals will reduce  proportionately  the Annuity's guaranteed  minimum death  benefit.) We are not a party to the agreement you have with your  investment  advisor and do not verify that amounts withdrawn from your annuity,  including amounts withdrawn to pay for the investment  advisor's fee, are within  the  terms  of  your  agreement  with  your  investment  advisor.  You  will,  however,  receive  confirmations  of transactions  that affect your Annuity.  If your  investment  advisor has also acted as your investment  professional  with respect to the sale of your Annuity,  he or she may be receiving  compensation for services  provided both as an investment professional  and investment  advisor.  Alternatively,  the investment  advisor may compensate the investment  professional from whom you purchased  your annuity for the referral  that led you to enter into your  investment  advisory  relationship with the investment  advisor.  If you are interested in the details about the  compensation  that your  investment  advisor and/or your investment professional receive in connection with your Annuity, you should ask them for more details.

We or an  affiliate  of ours may  provide  administrative  support to  licensed,  registered  investment  professionals  or investment  advisors  who  you  authorize  to make  financial  transactions  on  your  behalf.  We may  require  investment professionals or investment  advisors,  who are authorized by multiple contract owners to make financial  transactions,  to enter into an  administrative  agreement  with  American  Skandia as a  condition  of our  accepting  transactions  on your behalf.  The  administrative  agreement may impose  limitations on the investment  professional's  or investment  advisor's ability to request  financial  transactions  on your behalf.  These  limitations  are intended to minimize the  detrimental impact of an investment  professional  who is in a position to transfer  large  amounts of money for multiple  clients in a particular  Portfolio  or  type  of  portfolio  or to  comply  with  specific  restrictions  or  limitations  imposed  by a
Portfolio(s) of American Skandia.  Contracts  managed by your investment  professional also are subject to the restrictions on transfers between  investment  options that are discussed in the section entitled '"ARE THERE RESTRICTIONS OR CHARGES ON
TRANSFERS BETWEEN INVESTMENT  OPTIONS?".  Since transfer activity under contracts managed by an investment  professional or third party  investment  advisor may result in unfavorable  consequences  to all contract  owners  invested in the affected options we reserve the right to limit the investment  options  available to a particular Owner whose contract is managed by the  advisor  or  impose  other  transfer  restrictions  we deem  necessary.  The  administrative  agreement  may limit the available  investment options,  require advance notice of large  transactions,  or impose other trading limitations on your investment  professional.  Your investment  professional  will be informed of all such restrictions on an ongoing basis. We may also require that your  investment  professional  transmit all  financial  transactions  using the  electronic  trading functionality  available  through  our  Internet  website  (www.americanskandia.prudential.com).  Limitations  that  we may impose on your investment  professional or investment advisor under the terms of the administrative  agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED ALLOCATIONS WORK?
We credit the fixed  interest  rate to the Fixed  Allocation  throughout a set period of time called a "Guarantee  Period."
Fixed  Allocations  currently  are offered with  Guarantee  Periods from 1 to 10 years.  We may make Fixed  Allocations  of different  durations  available  in the future,  including  Fixed  Allocations  offered  exclusively  for use with  certain optional  investment  programs.  Fixed  Allocations  may not be available in all states and may not always be available for all Guarantee Periods depending on market factors and other considerations.

The interest  rate  credited to a Fixed  Allocation  is the rate in effect when the  Guarantee  Period  begins and does not change during the Guarantee  Period.  The rates are an effective  annual rate of interest.  We determine the interest rates for the various Guarantee  Periods.  At the time that we confirm your Fixed Allocation,  we will advise you of the interest rate in effect and the date your Fixed  Allocation  matures.  We may  change the rates we credit new Fixed  Allocations  at any time.  Any  change in  interest  rate does not  affect  Fixed  Allocations  that were in effect  before the date of the change.  To inquire as to the current rates for Fixed Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent  permitted by law, we may establish  different  interest  rates for Fixed  Allocations  offered to a class of
Owners who choose to participate in various optional  investment programs we make available.  This may include,  but is not limited to,  Owners who elect to use Fixed  Allocations  under a dollar cost  averaging  program  (see "Do You Offer Dollar
Cost  Averaging?")  or a balanced  investment  program  (see "Do you offer  programs  designed  to  guarantee  a "Return of
Premium" at a future date?").  The interest rate credited to Fixed  Allocations  offered to this class of purchasers may be different  than those offered to other  purchasers who choose the same  Guarantee  Period but who do not  participate in an optional investment program.  Any such program is at our sole discretion.

---------------------------------------------------------------------------------------------------------------------------
American  Skandia may offer Fixed  Allocations  with  Guarantee  Periods of 3 months or 6 months  exclusively  for use as a short-term Fixed Allocation  ("Short-term  Fixed  Allocations").  Short-term Fixed Allocations may only be established with your  initial  Purchase  Payment  or  additional  Purchase  Payments.  You may not  transfer  existing  Account  Value to a
Short-term  Fixed  Allocation.  We reserve the right to terminate  offering these special purpose Fixed  Allocations at any time.
---------------------------------------------------------------------------------------------------------------------------

On the Maturity Date of the Short-term Fixed Allocation,  the Account Value will be transferred to the  Sub-account(s)  you choose at the inception of the program.  If no  instructions  are provided,  such Account Value will be  transferred to the
AST Money Market  Sub-account.  Short-term  Fixed  Allocations  may not be renewed on the Maturity  Date.  If you surrender the Annuity or transfer any Account Value from the Short-term Fixed  Allocation to any other  investment  option before the end of the Guarantee Period, a Market Value Adjustment will apply.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for determining the fixed interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations will reflect the investment  returns available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include cash,  debt  securities  guaranteed by the United
States  government  and its agencies and  instrumentalities,  money  market  instruments,  corporate  debt  obligations  of different  durations,  private  placements,  asset-backed  obligations and municipal  bonds.  In determining  rates we also consider  factors such as the length of the Guarantee  Period for the Fixed  Allocation,  regulatory and tax  requirements, liquidity of the markets for the type of investments we make,  commissions,  administrative  and investment  expenses,  our insurance  risks  in  relation  to  the  Fixed  Allocations,  general  economic  trends  and  competition.  Some  of  these considerations  are similar to those we consider in  determining  the  Insurance  Charge that we deduct from Account  Value allocated to the Sub-accounts.

We will credit  interest  on a new Fixed  Allocation  in an  existing  Annuity at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rate we credit for a Fixed  Allocation  is subject to a minimum.  Please refer to the Statement of Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?

If you  transfer or  withdraw  Account  Value from a Fixed  Allocation  more than 30 days  before the end of its  Guarantee
Period,  we will adjust the value of your investment based on a formula,  called a "Market Value  Adjustment" or "MVA". The amount of any Market Value  Adjustment  can be either  positive or negative,  depending on the movement of a combination of
Strip Yields on Strips and an  Option-adjusted  Spread (each as defined below) between the time that you purchase the Fixed
Allocation and the time you make a transfer or withdrawal.  The Market Value  Adjustment  formula  compares the combination of Strip Yields for Strips and the  Option-adjusted  Spreads as of the date the Guarantee Period began with the combination of Strip Yields for Strips and the  Option-adjusted  Spreads as of the date the MVA is being calculated.  In certain states the amount of any Market Value  Adjustment  may be limited  under state law or  regulation.  If your Annuity is governed by the laws of that state,  any Market Value  Adjustment that applies will be subject to our rules for complying with such law or regulation.

|X|      "Strips" are a form of security where ownership of the interest  portion of United States Treasury  securities are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such  securities)  and  government  debt  securities of comparable  duration.  We currently use the Merrill
     Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

MVA Formula
The MVA formula is applied  separately to each Fixed  Allocation to determine the Account Value of the Fixed  Allocation on a particular date.  The formula is as follows:

                                                [(1+I) / (1+J+0.0010)]N/365
                                                          where:

                  I is the Strip  Yield as of the start date of the  Guarantee  Period  for coupon  Strips maturing  at  the  end of the  applicable  Guarantee  Period  plus  the  Option-adjusted
                  Spread.  If there are no Strips  maturing at that time,  we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being  applied for coupon  Strips maturing  at  the  end of the  applicable  Guarantee  Period  plus  the  Option-adjusted
                  Spread.  If there are no Strips  maturing at that time,  we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      On December 31, 2000, you allocate  $50,000 into a Fixed  Allocation with a Guarantee  Period of 5 years (e.g. the
         Maturity Date is December 31, 2005).
|X|      The Strip  Yields for coupon  Strips  beginning  on December  31, 2000 and  maturing on December 31, 2005 plus the
         Option-adjusted Spread is 5.50% (I = 5.50%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire Fixed  Allocation  after  exactly three (3) years, therefore 730 days remain before the Maturity Date (N = 730).

Example of Positive MVA
Assume that at the time you request the  withdrawal,  the Strip  Yields for Strips  maturing on December  31, 2005 plus the
Option-adjusted Spread is 4.00%  (J = 4.00%).  Based on these assumptions, the MVA would be calculated as follows:

                            MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.041]2 = 1.027078
                                                Interim Value = $57,881.25
                             Account Value after MVA = Interim Value X MVA Factor = $59,448.56

Example of Negative MVA
Assume that at the time you request the  withdrawal,  the Strip  Yields for Strips  maturing on December  31, 2005 plus the
Option-adjusted Spread is 7.00% (J = 7.00%).  Based on these assumptions, the MVA would be calculated as follows:

                            MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.071)]2 = 0.970345
                                                Interim Value = $57,881.25
                            Account Value after MVA = Interim Value X MVA Factor = $56,164.78.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date,  you may
choose to renew the Fixed  Allocation  for a new Guarantee  Period of the same or different  length or you may transfer all or part of that Fixed Allocation's  Account Value to another Fixed Allocation or to one or more  Sub-accounts.  We will not charge a MVA if you choose to renew a Fixed  Allocation  on its Maturity  Date or transfer the Account Value to one or more variable  investment  options.  We will notify you before the end of the Guarantee  Period about the fixed  interest  rates that we are  currently  crediting  to all Fixed  Allocations  that are being  offered.  The rates  being  credited to Fixed
Allocations may change before the Maturity Date.

If you do not specify how you want a Fixed  Allocation  to be  allocated on its Maturity  Date,  we will then  transfer the
Account  Value of the Fixed  Allocation  to the AST Money  Market  Sub-account.  You can then elect to allocate the Account
Value to any of the Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation period you can access your Account Value through Partial Withdrawals,  Systematic Withdrawals,  and where  required for tax purposes,  Minimum  Distributions.  You can also  surrender your Annuity at any time. We may deduct a portion of the  Account  Value  being  withdrawn  or  surrendered  as a CDSC.  The CDSC will be assessed on the amount of
Purchase  Payments,  not on the Account Value at the time of the  withdrawal or surrender.  If you surrender  your Annuity, in addition  to any CDSC,  we may deduct the Annual  Maintenance  Fee,  any Tax Charge that  applies and the charge for any optional  benefits.  We may also apply a Market Value Adjustment to any Fixed  Allocations  being withdrawn or surrendered.
Certain  amounts  may be  available  to you each  Annuity  Year that are not  subject  to a CDSC.  These are  called  "Free
Withdrawals." In addition,  under certain  circumstances,  we may waive the CDSC for surrenders made for qualified  medical reasons  or for  withdrawals  made to  satisfy  Minimum  Distribution  requirements.  Unless  you  notify  us  differently, withdrawals  are  taken  pro-rata  based on the  Account  Value in the  investment  options  at the  time we  receive  your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A  distribution  during the  accumulation  period is deemed to come first from any "gain" in your  Annuity  and second as a return of your "tax basis",  if any.  Distributions  from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution  qualifies as a non-taxable  exchange or transfer.  If you take a distribution  prior to the taxpayer's age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity  payment is taxed as ordinary  income at the tax rate you are subject to at the time of the payment.  The Code and regulations  have  "exclusionary  rules" that we use to determine what portion  of each  annuity  payment  should be treated  as a return of any tax basis you have in the  Annuity.  Once the tax basis in the Annuity has been  distributed,  the remaining  annuity payments are taxable as ordinary income.  The tax basis in the Annuity may be based on the  tax-basis  from a prior  contract  in the case of a 1035  exchange or other  qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet  liquidity  needs,  you can withdraw a limited  amount from your Annuity  during each of Annuity Years 1-4 without a CDSC  being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not available if you choose to surrender  your  Annuity.  Amounts  withdrawn  as a Free  Withdrawal  do not reduce the amount of CDSC that may apply  upon a  subsequent  withdrawal  or  surrender  of the  Annuity.  The  minimum  Free
         Withdrawal you may request is $100.

|X|      You can also make withdrawals in excess of the Free Withdrawal  amount.  We call this a "Partial  Withdrawal." The amount  that you may  withdraw  will  depend  on the  Annuity's  Surrender  Value as of the  date we  process  the withdrawal  request.  After any Partial  Withdrawal,  your Annuity must have a Surrender Value of at least $1,000, or we may treat the Partial Withdrawal  request as a request to fully surrender your Annuity.  The minimum Partial
         Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals  and Systematic  Withdrawals,  we will first determine what, if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals or Systematic
Withdrawals of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may  request  a  withdrawal  for an exact  dollar  amount  after  deduction  of any CDSC  that  applies  (called a "net withdrawal") or request a gross  withdrawal from which we will deduct any CDSC that applies,  resulting in less money being payable to you than the amount you  requested.  If you request a net  withdrawal,  the amount  deducted  from your  Account
Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms necessary to make a withdrawal from your Annuity,  call  1-800-766-4530  or visit our Internet Website at www.americanskandia.prudential.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

Annuity Year 1-4
The maximum  Free  Withdrawal  amount  during each of Annuity Year 1 through  Annuity  Year 4 (when a CDSC would  otherwise apply to a partial  withdrawal  or surrender of your initial  Purchase  Payments) is 10% of all Purchase  Payments.  We may
apply a Market Value Adjustment to any Fixed  Allocations.  The 10% Free Withdrawal  amount is not cumulative.  Withdrawals of amounts  greater than the maximum Free  Withdrawal  amount are treated as a withdrawal of Purchase  Payments and will be assessed a CDSC during  Annuity Years 1 through 4. If, during  Annuity Years 1 through 4, all Purchase  Payments  withdrawn are subject to a CDSC,  then any  subsequent  withdrawals  will be withdrawn  from any gain in the  Annuity.  If you do not make a Free  Withdrawal  during an Annuity Year, you are not allowed to carry over the Free  Withdrawal  amount to the next
Annuity Year.

Annuity Year 5+
After Annuity Year 4, you can surrender  your Annuity or make a partial  withdrawal  without a CDSC being deducted from the amount being withdrawn.

NOTE:  Amounts  that you have  withdrawn  as a Free  Withdrawal  will not  reduce the amount of any CDSC that we deduct if, during the first four (4) Annuity Years, you make a partial withdrawal or choose to surrender the Annuity.

Examples
1.       Assume you make an initial  Purchase  Payment of $10,000 and make no  additional  Purchase  Payments.  The maximum
     Free Withdrawal amount during each of the first four Annuity Years would be 10% of $10,000, or $1,000.

2.       Assume  you make an initial  Purchase  Payment of $10,000  and make an  additional  Purchase  Payment of $5,000 in
     Annuity Year 2. The maximum Free  Withdrawal  amount during  Annuity Year 3 and 4 would be 10% of $15,000,  or $1,500.
     From Annuity Year 5 and thereafter,  you can surrender your Annuity or make a partial  withdrawal without a CDSC being deducted from the amount being withdrawn.

3.       Assume you make an initial  Purchase  Payment of $10,000 and take a Free  Withdrawal of $500 in Annuity Year 2 and
     $1,000 in Annuity  Year 3. If you  surrender  your  Annuity in Annuity  Year 4, the CDSC will be assessed  against the initial  Purchase  Payment  amount  ($10,000),  not the amount of Purchase  Payments  reduced by the amounts that were withdrawn under the Free Withdrawal provision.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed  against a Partial  Withdrawal  during the first four (4) Annuity Years.  Whether a CDSC applies and the amount to be charged  depends on whether the Partial  Withdrawal  exceeds  any Free  Withdrawal  amount and, if so, the number of years that have elapsed since the Issue Date of the Annuity.

1.       If you request a Partial  Withdrawal,  we determine if the amount you requested is available as a Free  Withdrawal
     (in which case it would not be subject to a CDSC);
2.       If the amount  requested  exceeds the available Free Withdrawal  amount,  we determine if a CDSC will apply to the
     Partial  Withdrawal  based on the number of years that have  elapsed  since the Annuity was issued.  The maximum  Free
     Withdrawal  amount during each of Annuity Years 1 through 4 is 10% of all Purchase  Payments.  Withdrawals  of amounts greater than the maximum Free Withdrawal  amount are treated as a withdrawal of Purchase Payments and will be assessed a CDSC.  If,  during  Annuity  Years 1 through 4, all Purchase  Payments  are  withdrawn  subject to a CDSC,  then any subsequent withdrawals will be withdrawn from any gain in the Annuity.

3.       If the amount requested  exceeds the amounts  available under Item #2 above, we withdraw the remaining amount from any other Account Value.
|X|      If the Annuity has been in effect for less than four complete  years,  a CDSC will be charged on the amount of the
         Purchase Payment being withdrawn, according to the CDSC table.
|X|      If the Annuity has been in effect for more than four complete  years,  no CDSC will be charged on the amount being withdrawn.

For purposes of calculating  the CDSC on a partial  withdrawal,  the Purchase  Payments being withdrawn may be greater than your  remaining  Account  Value or the amount of your  withdrawal  request.  This is most  likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision  or if your  Account  Value has declined in value due to negative market performance.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these  "Systematic  Withdrawals."  You can receive  Systematic  Withdrawals of earnings  only,  principal plus earnings or a flat  dollar  amount.  Systematic  Withdrawals  during the first four (4)  Annuity  Years may be subject to a
CDSC.  We will determine whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals can be made from Account Value allocated to the variable  investment  options or Fixed Allocations.
Generally,  Systematic  Withdrawals from Fixed  Allocations are limited to earnings accrued after the program of Systematic
Withdrawals  begins,  or payments of fixed dollar  amounts that do not exceed such  earnings.  Systematic  Withdrawals  are available on a monthly,  quarterly,  semi-annual  or annual  basis.  The  Surrender  Value of your Annuity must be at least
$20,000 before we will allow you to begin a program of Systematic Withdrawals.

The minimum amount for each  Systematic  Withdrawal is $100. If any scheduled  Systematic  Withdrawal is for less than $100
(which may occur under a program  that  provides  payment of an amount  equal to the earnings in the annuity for the period requested),  we may postpone the withdrawal  and add the expected  amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding  vehicle for certain  retirement  plans that receive  special tax treatment under
Sections  401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an  exception  to the 10% penalty tax on distributions  made prior to age 59 1/2if you elect to receive  distributions  as a series of  "substantially  equal periodic payments".  Distributions  received under this provision in any Annuity Year that exceed the maximum amount  available as a free  withdrawal  will be subject to a CDSC. We may apply a Market Value  Adjustment to any Fixed  Allocations.  To request a program that complies with Section  72(t),  you must provide us with certain  required  information  in writing on a form acceptable to us. We may require  advance  notice to allow us to calculate the amount of 72(t)  withdrawals.  The Surrender
Value of your Annuity must be at least $20,000  before we will allow you to begin a program for  withdrawals  under Section
72(t).  The minimum amount for any such withdrawal is $100.

You may also annuitize your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum  Distributions are a type of Systematic  Withdrawal we allow to meet distribution  requirements under Sections 401,
403(b) or 408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your  Annuity.
In such case,  we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code.  We do not assess a CDSC on Minimum  Distributions  from your  Annuity if you are  required  by law to take such Minimum  Distributions  from your Annuity at the time it is taken.  However, a CDSC may be assessed on that portion of a Systematic  Withdrawal  that is taken to satisfy the minimum  distribution  requirements  in relation to other savings or investment plans under other qualified retirement plans not maintained with American Skandia.

The amount of the required  Minimum  Distribution for your particular  situation may depend on other annuities,  savings or investments.  We will  only  calculate  the  amount  of your  required  Minimum  Distribution  based  on the  value of your
Annuity.  We require three (3) days advance  written notice to calculate and process the amount of your  payments.  You may elect to have  Minimum  Distributions  paid out  monthly,  quarterly,  semi-annually  or  annually.  The $100  minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

You may also annuitize your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can surrender  your Annuity at any time.  Upon  surrender,  you will receive the
Surrender Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For  purposes of  calculating  the CDSC on  surrender,  the  Purchase  Payments  being  withdrawn  may be greater than your remaining  Account  Value or the amount of your  withdrawal  request.  This is most  likely to occur if you have made prior withdrawals  under the Free  Withdrawal  provision  or if your Account  Value has declined in value due to negative  market performance.  We may apply a Market Value Adjustment to any Fixed Allocations.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To  request  the forms  necessary  to  surrender  your  Annuity,  call  1-800-766-4530  or visit our  Internet  Website  at
www.americanskandia.prudential.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law, you may request to surrender  your Annuity  prior to the Annuity Date without  application  of any
CDSC upon  occurrence  of a  medically-related  "Contingency  Event".  We may apply a Market Value  Adjustment to any Fixed
Allocations.  The amount payable will be your Account Value.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the  Annuitant  must have been  named or any  change of  Annuitant  must have been  accepted  by us,  prior to the
     "Contingency Event" described below in order to qualify for a medically-related surrender.
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:
|X|      first  confined in a "Medical Care Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The definitions of "Medical Care Facility" and "Fatal  Illness," as well as additional  terms and conditions,  are provided in your Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently  make  annuity  options  available  that provide  fixed  annuity  payments,  variable  payments or  adjustable payments.  Fixed options  provide the same amount with each payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment performance of the Sub-accounts.  However,  currently,  we also make a variable  payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is  periodically adjusted  based on current  interest  rates.  We do not  guarantee  to make any annuity  payment  options  available in the future other than those fixed  annuitization  options  guaranteed in your Annuity.  For  additional  information on annuity payment options you may request a Statement of Additional Information.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date, an annuity  option and the frequency of annuity  payments.  You may change  your  choices  before the  Annuity  Date  under the terms of your  contract.  A maximum
Annuity  Date may be  required by law.  The Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may be available to  Beneficiaries  who choose to receive the Death Benefit  proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life"
(as used in this  section) is the person or persons  upon whose life  annuity  payments are based.  No  additional  annuity payments are made after the death of the key life.  Since no minimum number of payments is  guaranteed,  this option offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This Option is  currently  available on a fixed or variable  basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives,  and  thereafter  during  the  remaining  lifetime  of the  survivor,  ceasing  with the last  payment  prior to the survivor's  death.  No minimum  number of payments is  guaranteed  under this option.  It is possible that only one payment will be  payable  if the death of all the key  lives  occurs  before  the date the  second  payment  was due,  and no other payments or death  benefits  would be payable.  This Option is  currently  available  on a fixed or variable  basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable until the death of the key life.  However, if the key life dies before the end of the period  selected  (5, 10 or 15 years),  the  remaining  payments are paid to the
Beneficiary  until the end of such period.  This Option is currently  available on a fixed or variable  basis. If you elect to receive  payments on a variable  basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically  for a specified number of years.
If the payee dies before the end of the  specified  number of years,  the  remaining  payments are paid to the  Beneficiary until  the end of  such  period.  Note  that  under  this  option,  payments  are  not  based  on any  assumptions  of life expectancy.  Therefore,  that  portion  of the  Insurance  Charge  assessed  to cover the risk that key lives  outlive  our expectations  provides no benefit to an Owner selecting this option.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable Payments for Life with a Cash Value: Under this option,  benefits are payable  periodically until the death of the key life.  Benefits may increase or decrease  depending on the  investment  performance  of the  Sub-accounts.  This option has a cash  value  that also  varies  with the  investment  performance  of the  Sub-account.  The cash  value  provides  a
"cushion" from volatile investment  performance so that negative investment  performance does not automatically result in a decrease in the annuity  payment each month,  and  positive  investment  performance  does not  automatically  result in an increase in the annuity payment each month. The cushion generally  "stabilizes"  monthly annuity  payments.  Any cash value remaining  on the  death of the key life is paid to the  Beneficiary  in a lump sum or as  periodic  payments.  Under  this option,  you can request  partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as  described in
Option 5; except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which
          ------
generally is equal to the first annuity  payment.  We charge an additional  amount for this  guarantee.  Under this option, any cash value  remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.
Under this  option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited by law, we require that you elect either a life annuity or an annuity with a certain  period of at least
5 years if any CDSC would apply were you to surrender  your  Annuity on the Annuity  Date.  Therefore,  choosing an Annuity
Date within  four (4) years of the Issue Date of the  Annuity may limit the  available  annuity  payment  options.  Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's  85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments,  where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.  The amount of the fixed  payment  will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally,  the first annuity  payment is determined by  multiplying  the Account  Value,  minus any state premium taxes that may apply, by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of  annuity  chosen  and the  frequency  of payment  selected.  Our rates will not be less than our  guaranteed minimum  rates.  These  guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or  regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise,  the rates will differ  according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make annuity  payments.  You will not receive annuity  payments until you choose an AIR. The remaining  annuity  payments will fluctuate based on the performance of the  Sub-accounts  relative to the AIR, as well as, other factors  described below. The greater the AIR, the greater the first annuity payment.  A higher AIR may result in smaller  potential growth in the annuity  payments.  A lower AIR results in a lower initial annuity  payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then  subsequent  annuity  payments  will be the same as the first annuity  payment.  If the  Sub-accounts  you choose perform better than the AIR, then  subsequent  annuity  payments will be higher than the first annuity  payment.  If the  Sub-accounts  you choose perform worse than the AIR, then  subsequent  annuity  payments will be lower than the first.
Within payment  options 5 and 6, the cash value for the Annuitant  (while alive) and a variable period of time during which annuity  payments will be made whether or not the  Annuitant is still alive are adjusted  based on the  performance  of the
Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate  each annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account  by the Unit Value of each  Sub-account  on the annuity  payment  date. We determine  the schedule of units based on your Account  Value (minus any premium tax that applies) at the time you elect to begin  receiving  annuity  payments.  The schedule of units will vary based on the annuity payment option selected,  the length of any certain period (if  applicable),  the Annuitant's age and gender (if annuity payments are due for the life of the Annuitant) and the Unit Value of the Sub-accounts you initially  selected on the Issue
         Date. The calculation is performed for each Sub-account,  and the sum of the Sub-account  calculations  equals the amount of your  annuity  payment.  Other than to fund  annuity  payments,  the number of units  allocated  to each
         Sub-account  will not change unless you transfer among the  Sub-accounts  or make a withdrawal  (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option  provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during  which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive.  We calculate the initial  annuity  payment amount by multiplying the number of units scheduled to be redeemed under a
                       -------
         schedule of units by the Unit Values  determined on the  annuitization  date. The schedule of units is established for each  Sub-account you choose on the  annuitization  date based on the applicable  benchmark rate,  meaning the
         AIR, and the annuity  factors.  The annuity factors reflect our assumptions  regarding the costs we expect to bear in  guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the  annuitant's attained age and gender (where  permitted).  Unlike  variable  payments  (described  above) where each payment can vary  based on  Sub-account  performance,  this  payment  option  cushions  the  immediate  impact of  Sub-account performance  by adjusting  the length of the time during which  annuity  payments  will be made whether or not the
         Annuitant is alive while  generally  maintaining a level annuity  payment  amount.  Sub-account  performance  that exceeds a benchmark rate will generally extend this time period,  while Sub-account  performance that is less than a benchmark rate will generally  shorten the period.  If the period reaches zero and the Annuitant is still alive,
         Annuity Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments (described above).  In addition to the  stabilization  feature,  this option also guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account  performance.  The AIR for this option is 3%.

The variable  annuity  payment options are described in greater detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable  annuity  payment option  available.  Adjustable  annuity  payments are  calculated  similarly to fixed annuity  payments except that on every fifth (5th)  anniversary of receiving  annuity  payments,  the annuity payment amount is  adjusted  upward  or  downward  depending  on the rate we are  currently  crediting  to  annuity  payments.  The adjustment in the annuity  payment amount does not affect the duration of remaining  annuity  payments,  only the amount of each payment.

LIVING BENEFIT PROGRAMS

DO YOU OFFER PROGRAMS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?
American  Skandia  offers  three  different  optional  benefits,  for an  additional  charge,  that can provide  investment protection for Owners while they are alive.  Notwithstanding  the additional  protection provided under the optional Living
Benefit  Programs,  the  additional  cost has the impact of  reducing  net  performance  of the  investment  options.  Each optional benefit offers a distinct type of guarantee,  regardless of the performance of variable investment  options,  that may be  appropriate  for you  depending on the manner in which you intend to make use of your annuity  while you are alive.
Depending on which optional  benefit you choose,  you can have  substantial  flexibility  to invest in variable  investment options while:
|X|      protecting a principal amount from decreases in value as of specified future dates;
|X|      taking  withdrawals with a guarantee that you will be able to withdraw not less than a principal amount over time;
         or
|X|      guaranteeing  a minimum amount of growth will be applied to your  principal,  if it is to be used as the basis for lifetime income payments beginning after a waiting period.

Below is a brief  summary of the three  "living  benefits"  that  American  Skandia  offers.  Please  refer to the  benefit description  for a complete  description of the terms,  conditions and  limitations  of each optional  benefit.  You should consult with your investment  professional to determine if any of these optional  benefits may be appropriate for you based on your  financial  needs.  There are many  factors to  consider,  but we note that among them you may want to evaluate the tax  implications  of these  different  approaches to meeting your needs,  both between these benefits and in comparison to other  potential  solutions  to your needs (e.g.  comparing  the tax  implications  of the  withdrawal  benefit and annuity payments).

I.       The  Guaranteed  Return  Option  PlusSM  (GRO  PlusSM)  guarantees  that,  after  a  seven-year  period  following commencement of the program  ("maturity  date") and on each anniversary of the maturity date thereafter,  the
              Owner's  Account  Value will not be less than the Account  Value on the  effective  date of the program.  The program also offers the Owner the option to elect a second,  enhanced  guarantee  amount at a higher  Account
              Value  subject  to a  separate  maturity  period  (and its  anniversaries).  The GRO  PlusSM  program  may be appropriate  if you wish to protect a principal  amount  (called the  "Protected  Principal  Value")  against market  downturns as of a specific date in the future,  but also wish to exercise  control by allocating  and transferring  your  available  Account Value among the variable  investment  options to participate in market experience.  Under the GRO PlusSM program,  you give us the right to allocate amounts to Fixed Allocations as needed to support the  guarantees  provided.  The available  Account  Value that may be allocated  among your variable  investment  options  are those  amounts  not  allocated  to the Fixed  Allocations  to support  the guarantees provided.

II.      The Guaranteed  Minimum  Withdrawal  Benefit (GMWB) guarantees the Owner's ability to make cumulative  withdrawals over time equal to an initial  principal  value  (called the  "Protected  Withdrawal  Value"),  regardless of decreases in your Account Value due to market  losses.  The GMWB program may be  appropriate if you intend to make periodic  withdrawals from your Annuity and wish to ensure that market  performance will not affect your ability to receive  guaranteed  minimum  withdrawals.  Taking  income as  withdrawals,  rather  than  annuity payments,  may be less tax efficient for non-qualified uses of the Annuity, but provides greater control over the timing and amount of  withdrawals  during the  accumulation  period,  as well as continuing the Annuity's other benefits, such as the death benefit.

III.     The Guaranteed  Minimum Income Benefit (GMIB) guarantees the Owner's ability,  after a minimum  seven-year waiting period,  to begin  receiving  income  from the  Annuity in the form of annuity  payments  based on your total purchase  payments under the contract and an annual  increase of 5% on such Purchase  Payments,  adjusted for withdrawals,  regardless of the impact of market  performance on your Account Value.  The GMIB program may be appropriate  if you anticipate  using your Annuity as a future source of periodic  fixed income  payments for the  remainder  of your life and wish to ensure  that the basis  upon  which  your  income  payments  will be calculated will achieve at least a minimum amount despite fluctuations in market performance.

GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)

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The  Guaranteed  Return Option Plus  described  below is only being offered in those  jurisdictions  where we have received regulatory  approval,  and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.  Certain terms and  conditions may differ between  jurisdictions  once approved.  The program can be elected by new  purchasers  on the Issue  Date of their  Annuity,  and can be  elected  by  existing  Annuity  Owners on either the anniversary  of the Issue Date of their  Annuity  or on a date  other  than that  anniversary,  as  described  below  under
"Election of the Program".  The Guaranteed  Return Option Plus is not available if you elect the  Guaranteed  Return Option program (and it is currently  active),  the Guaranteed  Minimum  Withdrawal  Benefit rider,  the Guaranteed  Minimum Income
Benefit rider, or the Dollar Cost Averaging program if it involves transfers out of the Fixed Allocations.
---------------------------------------------------------------------------------------------------------------------------

We offer a program  that,  after a seven-year  period  following  commencement  of the program (we refer to the end of that period  and any  applicable  subsequent  period as the  "maturity  date")  and on each  anniversary  of the  maturity  date thereafter  while the program remains in effect,  guarantees your Account Value will not be less than your Account Value on the effective date of your program (called the "Protected  Principal  Value").  The program also offers you the opportunity to elect a second,  enhanced  guaranteed  amount at a later date if your Account Value has increased,  while preserving the guaranteed  amount  established  on the  effective  date of your  program.  The  enhanced  guaranteed  amount  (called  the
"Enhanced  Protected  Principal  Value")  guarantees  that,  after a separate  period  following  election of the  enhanced guarantee and on each  anniversary  thereafter while this enhanced  guarantee amount remains in effect,  your Account Value will not be less than your Account Value on the effective date of your election of the enhanced guarantee.

The program  monitors  your Account  Value daily and, if  necessary,  systematically  transfers  amounts  between  variable investment options you choose and Fixed Allocations used to support the Protected  Principal  Value(s).  The program may be appropriate if you wish to protect a principal  amount against  market  downturns as of a specific date in the future,  but also wish to invest in the  variable  investment  options to  participate  in market  performance.  There is an  additional charge if you elect the Guaranteed Return Option Plus program.

The  guarantees  provided by the program  exist only on the  applicable  maturity  date(s) and on each  anniversary  of the maturity  date(s)  thereafter.  However,  due to the ongoing  monitoring  of your Account Value and the transfer of Account
Value between the variable  investment options and the Fixed Allocations to support our future guarantees,  the program may provide some protection from  significant  market losses if you choose to surrender the Annuity or begin receiving  annuity payments  prior to a maturity  date.  For this same  reason,  the  program  may limit your  ability to benefit  from market increases while it is in effect.

KEY FEATURE - Protected Principal Value/Enhanced Protected Principal Value
The  Guaranteed  Return  Option Plus offers a base  guarantee as well as the option of electing an enhanced  guarantee at a later date.
|X|      Base  Guarantee:  Under the base  guarantee,  American  Skandia  guarantees  that on the maturity date and on each anniversary of the maturity date  thereafter  that the program  remains in effect,  your Account Value will be no less than the Protected  Principal  Value.  On the maturity date and on each  anniversary  after the maturity date that the program remains in effect, if your Account Value is below the Protected  Principal Value,  American Skandia will apply additional  amounts to your  Annuity  from its  general  account to  increase  your  Account  Value to be equal to the
     Protected Principal Value.

|X|      Enhanced  Guarantee:  On any  anniversary  following  commencement  of the program,  you can establish an enhanced guaranteed  amount based on your current Account Value.  Under the enhanced  guarantee,  American  Skandia  guarantees that at the end of a specified  period  following  the election of the  enhanced  guarantee  (also  referred to as its
     "maturity date"), and on each anniversary of the maturity date thereafter that the enhanced  guaranteed amount remains in effect,  your Account Value will be no less than the Enhanced Protected  Principal Value. You can elect an enhanced guarantee more than once;  however,  a subsequent  election  supersedes  the prior election of an enhanced  guarantee.
     Election of an enhanced  guarantee does not impact the base  guarantee.  In addition,  you may elect an "auto step-up"
     feature that will automatically  increase your base guarantee (or enhanced  guarantee,  if previously elected) on each anniversary of the program (and create a new maturity  period for the new enhanced  guarantee) if the Account Value as of that  anniversary  exceeds the existing base  guarantee  (or enhanced  guarantee,  if previously  elected) by 7% or more. You may also elect to terminate an enhanced  guarantee.  If you elect to terminate the enhanced  guarantee,  the base guarantee will remain in effect.  If you have elected the enhanced  guarantee,  on the guarantee's  maturity date and on each anniversary of the maturity date thereafter that the enhanced  guarantee amount remains in effect, if your
     Account Value is below the Enhanced Protected Principal Value,  American Skandia will apply additional amounts to your
     Annuity from its general account to increase your Account Value to be equal to the Enhanced Protected Principal Value.

Any amounts  added to your Annuity to support our  guarantees  under the program  will be applied to any Fixed  Allocations first and then to the  sub-accounts  pro rata,  based on your most recent  allocation  instructions  in accordance with the allocation  mechanism  we use  under the  program.  We will  notify  you of any  amounts  added to your  Annuity  under the program.  If our assumptions are correct and the operations  relating to the  administration  of the program work properly, we do not expect that we will need to add  additional  amounts to the Annuity.  The Protected  Principal  Value is referred to as the "Base  Guarantee" and the Enhanced  Protected  Principal  Value is referred to as the "Step-up  Guarantee" in the rider we issue for this benefit.

Withdrawals under your Annuity
Withdrawals  from your Annuity,  while the program is in effect,  will reduce the base guarantee  under the program as well as any enhanced  guarantee.  Cumulative  annual  withdrawals up to 5% of the Protected  Principal Value as of the effective date of the program  (adjusted for any subsequent  Purchase  Payments) will reduce the applicable  guaranteed amount by the actual amount of the withdrawal  (referred to as the  "dollar-for-dollar  limit").  If the amount withdrawn is greater than the  dollar-for-dollar  limit,  the  portion  of the  withdrawal  equal to the  dollar-for-dollar  limit will be treated as described  above,  and the  portion  of the  withdrawal  in excess of the  dollar-for-dollar  limit  will  reduce  the base guarantee and the enhanced  guarantee  proportionally,  according to the formula as described in the rider for this benefit
(see the examples of this  calculation  below).  Withdrawals  will be taken pro-rata from the variable  investment  options and any Fixed  Allocations up to growth and thereafter pro rata solely from the variable  investment  options.  Withdrawals will be subject to all other  provisions of the Annuity,  including any  Contingent  Deferred Sales Charge and Market Value
Adjustment that would apply.

Charges for other  optional  benefits  under the Annuity that are  deducted as an annual  charge in arrears will not reduce the applicable  guaranteed  amount under the Guaranteed  Return Option Plus program,  however,  any partial  withdrawals in payment of charges for the Plus40(TM)Optional  Life  Insurance  Rider (not  currently  offered for sale) and any third party investment advisory service will be treated as withdrawals and will reduce the applicable guaranteed amount.

The following examples of dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the GRO PlusSM  program are October 13, 2003;  2.) an initial  Purchase  Payment of $250,000;  3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal  is taken on November 29, 2003 (in the first Annuity  Year).  No prior  withdrawals  have been taken.
As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The  remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first  Annuity  Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December  18, 2003 (still  within the first  Annuity  Year).  The Account  Value immediately  before the  withdrawal  is  $180,000.  As the amount  withdrawn  exceeds  the  Remaining  Limit of $2,500 from
Example 1:
o        the base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).
     The resulting base guarantee amount is: $237,500 x ( 1 - $7,500 / $177,500), or $227,464.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A $10,000  withdrawal  is made on December  19, 2004  (second  Annuity  Year).  The  Remaining  Limit has been reset to the dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:
o        The base  guarantee  amount is reduced by the amount  withdrawn  (i.e.,  reduced by $10,000,  from  $227,464.79 to
         $217,464.79).
o        The  Remaining  Limit for the balance of the second  Annuity  Year is also reduced by the amount  withdrawn  (from
         $12,500 to $2,500).

KEY FEATURE - Allocation of Account Value
Account Value is transferred to and maintained in Fixed  Allocations to the extent we, in our sole  discretion,  deem it is necessary to support our  guarantee(s)  under the program.  We monitor  fluctuations  in your Account  Value each  business day, as well as the  prevailing  interest  rates on Fixed  Allocations,  the  remaining  duration(s)  until the  applicable maturity  date(s) and the amount of Account Value allocated to Fixed  Allocation(s)  relative to a "reallocation  trigger", which  determines  whether  Account Value must be  transferred to or from Fixed  Allocation(s).  While you are not notified when your Account Value reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your Account Value either to or from Fixed Allocation(s).

|X|      If your Account  Value is greater than or equal to the  reallocation  trigger,  your Account Value in the variable investment  options will remain allocated  according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed Allocation to support the applicable  guaranteed amount, all or a portion of those amounts may be transferred  from the Fixed  Allocation and  re-allocated to the variable  investment  options pro-rata according to your most recent  allocation  instructions  (including the model  allocations  under any asset allocation program you may have  elected).  A Market Value  Adjustment  will apply when we reallocate  Account Value from a Fixed
     Allocation to the variable investment options, which may result in a decrease or increase in your Account Value.

|X|      If your Account  Value is less than the  reallocation  trigger,  a portion of your  Account  Value in the variable investment  options will be transferred from your variable  investment  options pro rata according to your allocations to a new Fixed  Allocation(s) to support the applicable  guaranteed  amount.  The new Fixed  Allocation(s) will have a
     Guarantee  Period equal to the time remaining until the applicable  maturity  date(s).  The Account Value allocated to the new Fixed  Allocation(s)  will be credited  with the fixed  interest  rate(s)  then being  credited to a new Fixed
     Allocation(s)  maturing on the applicable maturity date(s) (rounded to the next highest yearly duration).  The Account
     Value will remain  invested in each  applicable  Fixed  Allocation  until the applicable  maturity date unless,  at an earlier date, your Account Value is greater than or equal to the reallocation  trigger and, therefore,  amounts can be transferred to the variable  investment  options while  maintaining  the guaranteed  protection  under the program (as described above).

===========================================================================================================================
If a significant  amount of your Account Value is systematically  transferred to Fixed Allocations to support the Protected
Principal  Value and/or the Enhanced  Protected  Principal  Value during periods of market  declines,  low interest  rates, and/or as the  program  nears its  maturity  date,  less of your  Account  Value may be  available  to  participate  in the investment  experience of the variable  investment options if there is a subsequent market recovery.  During periods closer to the maturity date of the base  guarantee or any enhanced  guarantee,  or any  anniversary  of such maturity  date(s),  a significant  portion of your Account  Value may be  allocated to Fixed  Allocations  to support any  applicable  guaranteed amount(s).  If your Account  Value is less than the  reallocation  trigger and new Fixed  Allocations  must be  established during  periods  where the interest  rate(s)  being  credited to such Fixed  Allocations  is low, a larger  portion of your
Account Value may need to be transferred  to Fixed  Allocations to support the  applicable  guaranteed  amount(s),  causing less of your Account Value to be available to participate in the investment experience of the variable investment options.
===========================================================================================================================

Separate  Fixed  Allocations  may be  established in support of the Protected  Principal  Value and the Enhanced  Protected
Principal  Value  (if  elected).  There may also be  circumstances  when a Fixed  Allocation  will be  established  only in support of the Protected  Principal Value or the Enhanced  Protected  Principal Value. If you elect an enhanced  guarantee, it is more likely that a portion of your  Account  Value may be allocated to Fixed  Allocations  and will remain  allocated for a longer period of time to support the Enhanced  Protected  Principal  Value,  even during a period of positive  market performance and/or under  circumstances  where Fixed Allocations would not be necessary to support the Protected  Principal
Value.  Further,  there may be  circumstances  where  Fixed  Allocations  in support of the  Protected  Principal  Value or
Enhanced Protected  Principal Value are transferred to the variable  investment options differently than each other because of the different guarantees they support.

American  Skandia uses an allocation  mechanism  based on assumptions of expected and maximum market  volatility,  interest rates and time left to the maturity of the program to determine  the  reallocation  trigger.  The  allocation  mechanism is used to determine the  allocation of Account Value between Fixed  Allocations  and the  Sub-accounts  you choose.  American
Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Changes to the allocation  mechanism and/or the  reallocation  trigger may be applied to existing programs where allowed by law.

Election of the Program
The  Guaranteed  Return Option Plus program can be elected at the time that you purchase  your Annuity,  or on any business day thereafter (prior to  annuitization).  If you elect the program after the Issue Date of your Annuity,  the program will be effective as of the business day that we receive the required  documentation  in good order at our home office,  and the guaranteed  amount will be based on your Account Value as of that date. If you  previously  elected the  Guaranteed  Return
Option program and wish to elect the Guaranteed  Return Option Plus program,  your prior  Guaranteed  Return Option program will be terminated.  Termination of the Guaranteed  Return Option for the purpose of electing the Guaranteed  Return Option
Plus,  will be treated as any other  termination of the Guarantee  Return option (see below),  including the termination of any guaranteed  amount,  and  application of any applicable  market value  adjustment  when amounts are  transferred to the variable  investment  options as a result of the termination.  The Guaranteed Return Option Plus program will then be added to your Annuity based on the current Account Value.

Termination of the Program
The  Annuity  Owner can elect to  terminate  the  enhanced  guarantee  but  maintain  the  protection  provided by the base guarantee.  The Annuity Owner also can  terminate the  Guaranteed  Return  Option Plus program  entirely.  An Annuity Owner who  terminates  the program  entirely can  subsequently  elect to  participate  in the program again (based on the Account
Value on that date) by furnishing the  documentation we require.  In a rising market,  an Annuity Owner could, for example, terminate the program on a given  business day and two weeks later  reinstate the program with a higher base guarantee (and a new  maturity  date).  However,  your ability to reinstate  the program is limited by the  following:  (A) in any Annuity
Year, we do not permit more than two program  elections  (including  any election made  effective on the Annuity issue date and any election made by a surviving  spouse) and (B) a program  reinstatement  cannot be effected on the same business day on which a program  termination  was  effected.  Upon  termination,  any  Account  Value in the Fixed  Allocations  will be transferred to the variable  investment options pro rata based on the Account Values in such variable  investment  options, or in accordance with any effective asset allocation program.  A market value adjustment will apply.

The program will terminate  automatically  upon: (a) the death of the Owner or the Annuitant (in an entity owned contract);
(b) as of the date Account Value is applied to begin annuity  payments;  or (c) upon full surrender of the Annuity.  If you elect to terminate the program,  the  Guaranteed  Return Option Plus will no longer provide any  guarantees.  The surviving spouse may elect the  benefit at any time,  subject to the  limitations  described  above,  after the death of the  Annuity
Owner.  The surviving  spouse's  election will be effective on the business day that we receive the required  documentation in good order at our home office, and the Account Value on that business day will be the Protected Principal Value.

The  charge for the  Guaranteed  Return  Option  Plus  program  will no longer be  deducted  from your  Account  Value upon termination of the program.

Special Considerations under the Guaranteed Return Option Plus
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      Upon inception of the program,  100% of your Account Value must be allocated to the variable  investment  options.
     No Fixed  Allocations  may be in effect as of the date that you elect to  participate  in the  program.  However,  the reallocation  trigger may transfer  Account Value to Fixed  Allocations  as of the effective date of the program under some circumstances.
|X|      Annuity  Owners  cannot  allocate any portion of Purchase  Payments or transfer  Account  Value to or from a Fixed
     Allocation  while  participating  in the program,  and cannot  participate in any dollar cost  averaging  program that transfers Account Value from a Fixed Allocation to a variable investment option.
|X|      Additional  Purchase  Payments  applied to the Annuity while the program is in effect will increase the applicable guarantee amount by the actual amount of the Purchase Payment;  however,  all or a portion of any additional  Purchase
     Payments may be allocated by us to Fixed Allocations to support the additional amount guaranteed.
|X|      Transfers  from Fixed  Allocations  made as a result of the operation of the program will be subject to the Market
     Value  Adjustment  formula under the Annuity;  however,  the 0.10% "cushion"  feature of the formula will not apply. A
     Market Value  Adjustment  may be either  positive or negative.  Transfer  amounts will be taken from the most recently established Fixed Allocation.
|X|      Transfers from the  Sub-accounts  to Fixed  Allocations or from Fixed  Allocations to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      Any amounts  applied to your Account  Value by American  Skandia on the maturity  date or any  anniversary  of the maturity date will not be treated as "investment in the contract" for income tax purposes.
|X|      If a significant  amount of your Account Value is  systematically  transferred to Fixed Allocations to support the
     Protected  Principal  Value and/or the Enhanced  Protected  Principal  Value you will have less of your Account  Value available to allocate to the  sub-accounts,  thereby  limiting your ability to participate the sub-account  investment performance.  Systematic  transfers to the Fixed  Allocations  and instances  where Account Value remains in the Fixed
     Allocations are more likely to occur in periods where the sub-accounts have inadequate investment  experience,  in low interest  rate  environments  and as the program  nears the maturity  date.  To the extent that amounts  remain in the
     Fixed  Allocations,  they  will be  unavailable  to  participate  in the  variable  investment  options  if there is a subsequent market recovery.
|X|      Low interest rates may require  allocation to Fixed  Allocations  even when the current  Account Value exceeds the guarantee.
|X|      As the time remaining until the applicable  maturity date gradually decreases the program will become increasingly sensitive to moves to Fixed Allocations.
|X|      We currently limit the variable  investment  options in which you may allocate Account Value if you participate in this  program.  We reserve the right to transfer any Account  Value in a prohibited  investment  option to an eligible investment  option.  Should we prohibit access to any investment  option, any transfers required to move Account Value to eligible  investment  options will not be counted in  determining  the number of free  transfers  during an Annuity
     Year.  We may also require that you allocate your Account Value according to an asset allocation model.

Charges under the Program
We deduct a charge equal to 0.25% of the average daily net assets of the sub-accounts  for  participation in the Guaranteed
Return Option Plus program.  The annual charge is deducted daily.  Account Value allocated to Fixed  Allocations  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia for: (a) the risk that your
Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the program.

GUARANTEED RETURN OPTION (GRO)

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The  Guaranteed  Return  Option  described  below is offered  only in those  jurisdictions  where we have not yet  received regulatory  approval  for the  Guaranteed  Return  Option Plus as of the date the  election of the option is made.  Certain terms and conditions may differ  between  jurisdictions.  The program can be elected by new purchasers on the Issue Date of their Annuity,  and can be elected by existing  Annuity Owners on either the anniversary of the Issue Date of their Annuity or on a date other than that  anniversary,  as described  below under  "Election of the  Program".  The  Guaranteed  Return
Option is not available if you elect the GRO Plus Rider, the Guaranteed  Minimum  Withdrawal  Benefit rider, the Guaranteed
Minimum Income Benefit rider or the Dollar Cost Averaging program if it involves transfers out of the Fixed Allocations.
---------------------------------------------------------------------------------------------------------------------------

We offer a program  that,  after a seven-year  period  following  commencement  of the program (we refer to the end of that period as the  "maturity  date")  guarantees  your Account  Value will not be less than your Account Value on the effective date of your program (called the "Protected Principal Value").

The program  monitors  your Account  Value daily and, if  necessary,  systematically  transfers  amounts  between  variable investment  options you choose and the Fixed  Allocation used to support the Protected  Principal Value. The program may be appropriate if you wish to protect a principal  amount against  market  downturns as of a specific date in the future,  but also wish to invest in the  variable  investment  options to  participate  in market  performance.  There is an  additional charge if you elect the Guaranteed Return Option program.

The  guarantees  provided  by the  program  exist  only  on the  applicable  maturity  date.  However,  due to the  ongoing monitoring of your Account Value and the transfer of Account  Value between the variable  investment  options and the Fixed
Allocation to support our future guarantee,  the program may provide some protection from significant  market losses if you choose to surrender the Annuity or begin  receiving  annuity  payments prior to a maturity date. For this same reason,  the program may limit your ability to benefit from market increases while it is in effect.

KEY FEATURE - Protected Principal Value
|X|      Under the GRO option,  American  Skandia  guarantees that on the maturity date, your Account Value will be no less than the Protected  Principal  Value.  On the maturity  date if your Account  Value is below the  Protected  Principal
     Value,  American  Skandia will apply  additional  amounts to your Annuity  from its general  account to increase  your
     Account Value to be equal to the Protected Principal Value.

Any amounts  added to your  Annuity to support our  guarantees  under the program  will be applied to the Fixed  Allocation first and then to the  Sub-accounts  pro rata,  based on your most recent  allocation  instructions  in accordance with the allocation  mechanism  we use  under the  program.  We will  notify  you of any  amounts  added to your  Annuity  under the program.  If our assumptions are correct and the operations  relating to the  administration  of the program work properly, we do not expect that we will need to add additional  amounts to the Annuity.  The Protected  Principal  Value is generally referred to as the "Guaranteed Amount" in the rider we issue for this benefit.

KEY FEATURE - Allocation of Account Value
Account Value is transferred to and maintained in a Fixed Allocation to the extent we, in our sole  discretion,  deem it is necessary to support our  guarantee  under the program.  We monitor  fluctuations  in your Account Value each business day, as well as the prevailing  interest rates on the Fixed  Allocation,  the remaining  duration until the applicable  maturity date and the amount of Account  Value  allocated  to the Fixed  Allocation  relative  to a  "reallocation  trigger",  which determines  whether  Account Value must be  transferred  to or from the Fixed  Allocation.  While you are not notified when your Account Value reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your Account Value either to or from the Fixed Allocation.

|X|      If your Account  Value is greater than or equal to the  reallocation  trigger,  your Account Value in the variable investment  options will remain allocated  according to your most recent  instructions.  If a portion of Account Value was previously  allocated to the Fixed Allocation to support the guaranteed  amount, all or a portion of those amounts may be transferred from the Fixed Allocation and re-allocated to the variable  investment  options pro-rata  according to your most recent allocation  instructions  (including the model allocations under any asset allocation  program you may have elected).  A Market Value  Adjustment will apply when we reallocate  Account Value from the Fixed  Allocation to the variable investment options, which may result in a decrease or increase in your Account Value.

|X|      If your Account  Value is less than the  reallocation  trigger,  a portion of your  Account  Value in the variable investment  options will be transferred from your variable  investment  options pro rata according to your allocations to a new Fixed  Allocation to support the guaranteed  amount.  The new Fixed  Allocation will have a Guarantee  Period equal to the time  remaining  until the  applicable  maturity  date.  The  Account  Value  allocated  to the new Fixed
     Allocation  will be credited with the fixed  interest rate then being credited to a new Fixed  Allocation  maturing on the applicable  maturity date (rounded to the next highest yearly  duration).  The Account Value will remain  invested in the Fixed  Allocation  until the maturity date unless,  at an earlier  date,  your Account Value is greater than or equal to the reallocation trigger and, therefore,  amounts can be transferred to the variable investment options while maintaining the guaranteed protection under the program (as described above).

===========================================================================================================================
If a  significant  amount of your  Account  Value is  systematically  transferred  to the Fixed  Allocation  to support the
Protected  Principal Value during periods of market declines,  low interest rates, and/or as the program nears its maturity date,  less of your Account Value may be available to participate in the investment  experience of the variable  investment options  if there is a  subsequent  market  recovery.  During  periods  closer  to the  maturity  date of the  guarantee  a significant  portion of your Account Value may be allocated to the Fixed  Allocation to support any  applicable  guaranteed amount.  If your  Account  Value is less than the  reallocation  trigger  and a new Fixed  Allocation  must be  established during  periods where the interest rate being  credited to such Fixed  Allocations is low, a larger portion of your Account
Value may need to be transferred to the Fixed  Allocation to support the  guaranteed  amount,  causing less of your Account
Value to be available to participate in the investment experience of the variable investment options.
===========================================================================================================================

American  Skandia uses an allocation  mechanism  based on assumptions of expected and maximum market  volatility,  interest rates and time left to the maturity of the program to determine  the  reallocation  trigger.  The  allocation  mechanism is used to determine  the  allocation of Account Value between Fixed  Allocation  and the  Sub-accounts  you choose.  American
Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Changes to the allocation  mechanism and/or the  reallocation  trigger may be applied to existing programs where allowed by law.

Election of the Program
The Guaranteed  Return Option can be elected at the time that you purchase your Annuity,  or on any business day thereafter
(prior to  annuitization).  If you elect the program  after the Issue Date of your  Annuity,  the program will be effective as of the business  day that we receive the required  documentation  in good order at our home office,  and the  guaranteed amount will be based on your Account Value as of that date.

Termination of the Program
The Annuity Owner also can terminate the  Guaranteed  Return Option  program.  Upon  termination,  any Account Value in the
Fixed  Allocations  will be  transferred  to the variable  investment  options pro rata based on the Account Values in such variable  investment  options,  or in accordance with any effective asset  allocation  program.  A market value  adjustment will apply.

The program will terminate  automatically  upon: (a) the death of the Owner or the Annuitant (in an entity owned contract);
(b) as of the date Account Value is applied to begin annuity  payments;  or (c) upon full surrender of the Annuity.  If you elect to terminate the program,  the  Guaranteed  Return  Option will no longer  provide any  guarantees.  If the surviving spouse  assumes the Annuity,  he/she may re-elect  the benefit on any  anniversary  of the Issue Date of the Annuity or, if the deceased  Owner had not  previously  elected the benefit,  may elect the benefit at any time.  The  surviving  spouse's election  will be  effective  on the  business  day that we receive the  required  documentation  in good order at our home office, and the Account Value on that business day will be the Protected Principal Value.

The charge for the  Guaranteed  Return Option  program will no longer be deducted from your Account Value upon  termination of the  program.  Termination  of GRO and  subsequent  movements  out of the Fixed  Allocation  will be subject to a market value adjustment.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      Upon inception of the program,  100% of your Account Value must be allocated to the variable  investment  options.
     The Fixed Allocations may not be in effect as of the date that you elect to participate in the program.  However,  the reallocation  trigger may transfer Account Value to the Fixed Allocation as of the effective date of the program under some circumstances.
|X|      Annuity  Owners cannot  allocate any portion of Purchase  Payments or transfer  Account Value to or from the Fixed
     Allocation  while  participating  in the program,  and cannot  participate in any dollar cost  averaging  program that transfers Account Value from the Fixed Allocation to a variable investment option.
|X|      Additional  Purchase  Payments  applied to the Annuity  while the program is in effect will increase the guarantee amount by the actual amount of the Purchase  Payment;  however,  all or a portion of any additional  Purchase Payments may be allocated by us to the Fixed Allocation to support the additional amount guaranteed.
|X|      Transfers  from the Fixed  Allocation  made as a result of the  operation  of the  program  will be subject to the
     Market Value  Adjustment  formula  under the Annuity;  however,  the 0.10%  "cushion"  feature of the formula will not apply. A Market Value  Adjustment  may be either  positive or negative.  Transfer  amounts will be taken from the most recently established Fixed Allocation.
|X|      Transfers from the Sub-accounts to the Fixed  Allocation or from the Fixed  Allocation to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      Any amounts  applied to your Account  Value by American  Skandia on the maturity  date or any  anniversary  of the maturity date will not be treated as "investment in the contract" for income tax purposes.
|X|      If a significant  amount of your Account Value is  systematically  transferred to the Fixed  Allocation to support the  Protected  Principal  Value you will have less of your Account Value  available to allocate to the  sub-accounts, thereby  limiting your ability to participate  the sub-account  investment  performance.  Systematic  transfers to the
     Fixed  Allocation  and  instances  where Account  Value  remains in the Fixed  Allocation  are more likely to occur in periods where the sub-accounts  have inadequate  investment  experience,  in low interest rate environments and as the program nears the maturity date. To the extent that amounts remain in the Fixed  Allocation,  they will be unavailable to participate in the variable investment options if there is a subsequent market recovery.
|X|      Low interest rates may require  allocation to the Fixed Allocation even when the current Account Value exceeds the guarantee.
|X|      As the time remaining until the applicable  maturity date gradually decreases the program will become increasingly sensitive to moves to the Fixed Allocation.
|X|      We currently limit the variable  investment  options in which you may allocate Account Value if you participate in this  program.  We reserve the right to transfer any Account  Value in a prohibited  investment  option to an eligible investment  option.  Should we prohibit access to any investment  option, any transfers required to move Account Value to eligible  investment  options will not be counted in  determining  the number of free  transfers  during an Annuity
     Year.  We may also require that you allocate your Account Value according to an asset allocation model.

Charges under the Program
We deduct a charge equal to 0.25% of the average daily net assets of the Sub-accounts  for  participation in the Guaranteed
Return Option program.  The annual charge is deducted  daily.  Account Value  allocated to the Fixed  Allocation  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia for: (a) the risk that your
Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the program.

-----------------------------------------------------------------------------------------------------------------------
     Effective  November 18, 2002,  American  Skandia  changed the manner in which the annual charge for the Guaranteed
     Return Option is deducted to the method described  above.  The annual charge for the Guaranteed  Return Option for
     Owners who elected the benefit  between January 17, 2002 and November 15, 2002 and subsequent to November 19, 2002 in those states where the daily deduction of the charge has not been approved,  is deducted annually,  in arrears, according  to the  prospectus  in effect as of the date the program was  elected.  Owners who  terminate  and then re-elect the Guaranteed  Return Option or elect to restart the Guaranteed Return Option at any time after November
     18, 2002 will be subject to the charge method described above.
-----------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

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The Guaranteed  Minimum Withdrawal  Benefit program described below is only being offered in those  jurisdictions  where we have received  regulatory  approval and will be offered  subsequently  in other  jurisdictions  when we receive  regulatory
approval  in  those  jurisdictions.   Certain  terms  and  conditions  may  differ  between  jurisdictions  once  approved.
Currently,  the  program  can only be  elected  by new  purchasers  on the Issue  Date of their  Annuity.  We may offer the program to existing  Annuity  Owners in the future,  subject to our  eligibility  rules and  restrictions.  The  Guaranteed
Minimum  Withdrawal  Benefit program is not available if you elect the Guaranteed  Return Option,  Guaranteed Return Option
Plus, or the Guaranteed Minimum Income Benefit rider.
---------------------------------------------------------------------------------------------------------------------------

We offer a program that  guarantees  your  ability to withdraw  amounts  equal to an initial  principal  value  (called the
"Protected  Withdrawal  Value"),  regardless  of the impact of market  performance  on your Account  Value,  subject to our program  rules  regarding  the timing and amount of  withdrawals.  The  program  may be  appropriate  if you intend to make periodic  withdrawals from your Annuity and wish to ensure that market  performance will not affect your ability to protect your  principal.  You are not  required  to make  withdrawals  as part of the  program - the  guarantee  is not lost if you withdraw  less than the  maximum  allowable  amount of  principal  each year  under the rules of the  program.  There is an additional charge if you elect the GMWB program;  however, the charge may be waived under certain  circumstances  described below.

KEY FEATURE - Protected Withdrawal Value
The Protected  Withdrawal  Value is the total amount that we guarantee  will be available to you through  withdrawals  from your  Annuity  and/or  benefit  payments,  regardless  of the  impact of market  performance  on your  Account  Value.  The
Protected  Withdrawal  Value is reduced with each  withdrawal you make until the Protected  Withdrawal  Value is reduced to zero.  When the  Protected  Withdrawal  Value is  reduced to zero due to your  withdrawals,  the GMWB  program  terminates.
Additionally,  the Protected  Withdrawal  Value is used to determine  the maximum  annual amount that you can withdraw from your Annuity,  called the Protected Annual Withdrawal Amount,  without triggering an adjustment in the Protected Withdrawal
Value on a proportional  basis.  The Protected  Withdrawal Value is referred to as the "Benefit Base" in the rider we issue for this benefit.

The Protected  Withdrawal  Value is determined as of the date you make your first  withdrawal  under the Annuity  following your  election of the GMWB  program.  The  initial  Protected  Withdrawal  Value is equal to the greater of (A) the Account
Value on the date you  elect  the GMWB  program,  plus any  additional  Purchase  Payments  before  the date of your  first withdrawal;  or (B) the Account Value as of the date of the first  withdrawal from your Annuity.  The Protected  Withdrawal
Value may be  enhanced  by  increases  in your  Account  Value due to market  performance  during the period  between  your election of the GMWB program and the date of your first withdrawal.

|X|      If you elect the GMWB  program at the time you  purchase  your  Annuity,  the Account  Value will be your  initial
     Purchase Payment.

|X|      If we offer the GMWB program to existing  Annuity  Owners,  the Account Value on the anniversary of the Issue Date of your  Annuity  following  your  election  of the GMWB  program  will be used to  determine  the  initial  Protected
     Withdrawal Value.

|X|      If you make additional  Purchase  Payments after your first  withdrawal,  the Protected  Withdrawal  Value will be increased by the amount of the additional Purchase Payment.

You may elect to step-up your Protected  Withdrawal  Value if, due to positive  market  performance,  your Account Value is greater than the Protected  Withdrawal  Value.  You are eligible to step-up the Protected  Withdrawal Value on or after the
5th contract  anniversary  following the first  withdrawal  under the GMWB program.  The Protected  Withdrawal Value can be stepped up again on or after the 5th contract  anniversary  following  the preceding  step-up.  If you elect to step-up the
Protected  Withdrawal  Value,  you must do so during the 30-day  period  prior to your  eligibility  date.  If you elect to step-up the  Protected  Withdrawal  Value under the program,  and on the date you elect to step-up,  the charges  under the
GMWB program have changed for new purchasers, your program may be subject to the new charge going forward.

Upon election of the step-up,  we reset the Protected  Withdrawal  Value to be equal to the then current Account Value. For example,  assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative  withdrawals of $40,000, reducing  the  Protected  Withdrawal  Value to $60,000.  On the date you are eligible to step-up the  Protected  Withdrawal
Value,  your Account  Value is equal to $75,000.  You could elect to step-up the Protected  Withdrawal  Value to $75,000 on the date you are eligible.  Upon election of the step-up,  we also reset the Protected Annual  Withdrawal Amount (discussed immediately  below) to be equal to the greater of (A) the  Protected  Annual  Withdrawal  Amount  immediately  prior to the reset; and (B) 7% of the Protected Withdrawal Value immediately after the reset.

KEY FEATURE - Protected Annual Withdrawal Amount
The initial Protected Annual Withdrawal  Amount is equal to 7% of the Protected  Withdrawal Value.  Under the GMWB program, if your cumulative  withdrawals each Annuity Year are less than or equal to the Protected Annual  Withdrawal  Amount,  your
Protected  Withdrawal Value will be reduced on a  "dollar-for-dollar"  basis (the Protected  Withdrawal Value is reduced by the actual amount of the  withdrawal,  including  any CDSC or MVA that may apply).  Cumulative  withdrawals  in any Annuity
Year  that  exceed  the  Protected  Annual  Withdrawal  Amount  trigger a  proportional  adjustment  to both the  Protected
Withdrawal Value and the Protected Annual  Withdrawal  Amount, as described in the rider for this benefit (see the examples of this calculation  below).  The Protected Annual  Withdrawal Amount is referred to as the "Maximum Annual Benefit" in the rider we issue for this benefit.

The GMWB  program  does not affect your  ability to make  withdrawals  under your  Annuity or limit your ability to request withdrawals  that exceed the Protected  Annual  Withdrawal  Amount.  You are not required to withdraw all or any portion of the Protected Annual Withdrawal Amount each Annuity Year.
|X|      If,  cumulatively,  you withdraw an amount less than the Protected Annual  Withdrawal  Amount in any Annuity Year,
     you cannot  carry-over  the unused  portion of the Protected  Annual  Withdrawal  Amount to subsequent  Annuity Years.
     However,  because the Protected  Withdrawal  Value is only reduced by the actual amount of withdrawals  you make under these  circumstances,  any unused Protected Annual Withdrawal Amount may extend the period of time until the remaining
     Protected Withdrawal Value is reduced to zero.
|X|      Additional  Purchase  Payments  will  increase the  Protected  Annual  Withdrawal  Amount by 7% of the  applicable
     Purchase Payment.
|X|      If the  Protected  Annual  Withdrawal  Amount after an  adjustment  exceeds the Protected  Withdrawal  Value,  the
     Protected Annual Withdrawal Amount will be set equal to the Protected Withdrawal Value.

The  following  examples of dollar-for  dollar and  proportional  reductions  and the reset of the Maximum  Annual  Benefit assume that: 1.) the Issue Date and the effective  date of the GMWB program are October 13, 2003;  2.) an initial  Purchase
Payment of  $250,000;  3.) a Protected  Withdrawal  Value of  $250,000;  and 4.) a Protected  Annual  Withdrawal  Amount of
$17,500 (7% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal is taken on November 13, 2003 (in the first Annuity Year). No prior  withdrawals  have been taken. As the amount withdrawn is less than the Protected Annual Withdrawal Amount:
o        The Protected Withdrawal Value is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
o        The remaining  Protected Annual Withdrawal Amount for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $17,500 to $7,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December  13, 2003 (still  within the first  Annuity  Year).  The Account  Value immediately  before the withdrawal is $220,000.  As the amount withdrawn exceeds the remaining  Protected Annual Withdrawal
Amount of $7,500 from Example 1:
o        the  Protected  Withdrawal  Value is first  reduced by the  remaining  Protected  Annual  Withdrawal  Amount (from
         $240,000 to $232,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the remaining Protected Annual Withdrawal Amount ($10,000 - $7,500, or $2,500).
o        B is the Account Value less the remaining Protected Annual Withdrawal Amount ($220,000 - $7,500, or $212,500).
     The resulting Protected Withdrawal Value is: $232,500 x ( 1 - $2,500 / $212,500), or $229,764.71.
o        the Protected  Annual  Withdrawal  Amount is also reduced by the ratio of A to B: The resulting  Protected  Annual
         Withdrawal Amount is: $17,500 x ( 1 - $2,500 / $212,500), or $17,294.12.
o        The remaining Protected Annual Withdrawal Amount is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Maximum Annual Benefit

A $10,000  withdrawal is made on October 13, 2004 (second Annuity Year). The remaining  Protected Annual  Withdrawal Amount has been reset to the Protected  Annual  Withdrawal  Amount of $17,294.12  from Example 2. As the amount  withdrawn is less than the remaining Protected Annual Withdrawal Amount:
o        the Protected Withdrawal Value is reduced by the amount withdrawn (i.e.,  reduced by $10,000,  from $229,764.71 to
         $219,764.71).
o        The remaining  Protected  Annual  Withdrawal  Amount for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $17,294.12 to $7,294.12).

BENEFITS UNDER THE GMWB PROGRAM

|X|      In addition  to any  withdrawals  you make under the GMWB  program,  market  performance  may reduce your  Account
     Value.  If your Account Value is equal to zero,  and you have not received all of your Protected  Withdrawal  Value in the form of  withdrawals  from your  Annuity,  we will  continue to make  payments  equal to the  remaining  Protected
     Withdrawal  Value in the form of fixed,  periodic  payments until the remainder of the Protected  Withdrawal  Value is paid, at which time the rider  terminates.  The fixed,  periodic  payments will each be equal to the Protected  Annual
     Withdrawal  Amount,  except for the last payment which may be equal to the remaining  Protected  Withdrawal  Value. We will determine the duration for which periodic  payments will continue by dividing the Protected  Withdrawal  Value by the Protected Annual Withdrawal  Amount.  You will not have the right to make additional  Purchase Payments or receive the  remaining  Protected  Withdrawal  Value in a lump sum. You can elect the  frequency  of payments,  subject to our rules then in effect.

|X|      If the death benefit under the Annuity becomes  payable before you have received all of your Protected  Withdrawal
     Value in the form of withdrawals from your Annuity,  your Beneficiary has the option to elect to receive the remaining
     Protected  Withdrawal  Value as an alternate  death benefit payout in lieu of the amount payable under any other death benefit  provided under the Annuity.  The remaining  Protected  Withdrawal Value will be payable in the form of fixed, periodic  payments.  Your  beneficiary  can elect the frequency of payments,  subject to our rules then in effect.  We will determine the duration for which periodic  payments will continue by dividing the Protected  Withdrawal  Value by the  Protected  Annual  Withdrawal  Amount.  The  Protected  Withdrawal  Value is not equal to the  Account  Value for purposes of the  Annuity's  other death  benefit  options.  The GMWB  program does not increase or decrease the amount otherwise  payable under the Annuity's other death benefit options.  Generally,  the GMWB program would be of value to your  Beneficiary  only when the Protected  Withdrawal  Value at death  exceeds any other amount  available as a death benefit.

|X|      If you elect to begin receiving  annuity payments before you have received all of your Protected  Withdrawal Value in the form of withdrawals from your Annuity,  an additional annuity payment option will be available that makes fixed annuity payments for a certain period,  determined by dividing the Protected  Withdrawal Value by the Protected Annual
     Withdrawal  Amount.  If you elect to receive annuity  payments  calculated in this manner,  the assumed  interest rate used to calculate  such  payments will be 0%, which is less than the assumed  interest  rate on other annuity  payment options we offer.  This 0% assumed  interest rate results in lower annuity  payments than what would have been paid if the assumed  interest  rate was higher than 0%. You can also elect to terminate  the GMWB program and begin  receiving annuity payments based on your then current Account Value (not the remaining Protected  Withdrawal Value) under any of the available annuity payment options.

Other Important Considerations
|X|      Withdrawals  under the GMWB program are subject to all of the terms and  conditions of the Annuity,  including any
     CDSC and MVA that may apply.  Amounts  withdrawn up to the Protected  Annual  Withdrawal  Amount will generally not be subject to any applicable CDSC since they are less than the amount  available  under any free withdrawal  provision of your Annuity.
|X|      Withdrawals  made while the GMWB program is in effect will be treated,  for tax  purposes,  in the same way as any other withdrawals under the Annuity.
|X|      The GMWB program does not directly affect the Annuity's  Account Value or Surrender Value, but any withdrawal will decrease the Account  Value by the amount of the  withdrawal.  If you  surrender  your  Annuity,  you will receive the current Surrender Value, not the Protected Withdrawal Value.
|X|      You can make  withdrawals  from your Annuity while your Account Value is greater than zero without  purchasing the
     GMWB program.  The GMWB program  provides a guarantee that if your Account Value  declines due to market  performance, you will be able to receive your Protected Withdrawal Value in the form of periodic benefit payments.
|X|      We currently limit the variable  investment  options in which you may allocate Account Value if you participate in this  program.  We reserve the right to transfer any Account  Value in a prohibited  investment  option to an eligible investment  option.  Should we prohibit access to any investment  option, any transfers required to move Account Value to eligible  investment  options will not be counted in  determining  the number of free  transfers  during an Annuity
     Year.  We may also require that you allocate your Account Value according to an asset allocation model.

Election of the Program
Currently,  the GMWB program can only be elected at the time that you purchase  your Annuity.  In the future,  we may offer existing  Annuity  Owners  the  option to elect the GMWB  program  after the Issue  Date of their  Annuity,  subject to our eligibility  rules and restrictions.  If you elect the GMWB program after the Issue Date of your Annuity,  the program will be effective as of the next  anniversary  date.  Your Account Value as of such  anniversary  date will be used to calculate the initial Protected Withdrawal Value and the initial Protected Annual Withdrawal Amount.

We reserve the right to restrict  the  maximum  amount of  Protected  Withdrawal  Value that may be covered  under the GMWB program  under this  Annuity or any other  annuities  that you own that are issued by  American  Skandia or its  affiliated companies.

Termination of the Program
The program  terminates  automatically  when your Protected  Withdrawal Value reaches zero based on your  withdrawals.  You may  terminate  the program at any time by notifying  us. If you  terminate  the  program,  any  guarantee  provided by the benefit will  terminate as of the date the  termination  is effective.  The program  terminates  upon your surrender of the
Annuity,  upon due proof of death  (unless  your  surviving  spouse  elects to continue the Annuity and the GMWB program or your  Beneficiary  elects to receive the amounts  payable under the GMWB program in lieu of the death benefit) or upon your election to begin receiving annuity payments.

The charge for the GMWB program will no longer be deducted from your Account Value upon termination of the program.

Charges under the Program
Currently,  we deduct a charge equal to 0.35% of the average daily net assets of the  Sub-accounts per year to purchase the
GMWB  program.  The annual charge is deducted  daily.  Account Value  allocated to Fixed  Allocations  under the program is not subject to the charge.

|X|      If, during the seven years following the effective date of the program,  you do not make any  withdrawals,  and do not make any additional  Purchase  Payments after a five-year period following the effective date of the program,  the program will remain in effect;  however,  we will waive the annual  charge going  forward.  If you make an  additional
     Purchase Payment following the waiver of the annual charge,  we will begin charging for the program.  After year seven
     (7) following the effective date of the program, withdrawals will not cause a charge to be re-imposed.

|X|      If you elect to step-up the Protected  Withdrawal  Value under the program,  and on the date you elect to step-up, the charges  under the program  have changed for new  purchasers,  your program may be subject to the new charge level for the benefit.

Additional Tax Considerations for Qualified Contracts
If you purchase an Annuity as an investment  vehicle for "qualified"  investments,  including an IRA, SEP-IRA,  Roth IRA or
Tax  Sheltered  Annuity  (or  403(b)),  the minimum  distribution  rules under the Code  require  that you begin  receiving periodic  amounts from your Annuity  beginning  after age 70 1/2. The amount  required under the Code may exceed the Protected
Annual  Withdrawal  Amount,  which will cause us to recalculate  the Protected  Withdrawal  Value and the Protected  Annual
Withdrawal  Amount,  resulting in a lower amount payable in future Annuity Years.  In addition,  the amount and duration of payments  under the annuity  payment and death benefit  provisions  may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

---------------------------------------------------------------------------------------------------------------------------
The Guaranteed  Minimum Income Benefit program described below is only being offered in those  jurisdictions  where we have received regulatory  approval,  and will be offered subsequently in other jurisdictions when we receive regulatory approval in those  jurisdictions.  Certain terms and conditions  may differ between  jurisdictions  once  approved.  Currently,  the program  can only be elected by new  purchasers  on the Issue Date of their  Annuity.  We may offer the program to existing
Annuity Owners in the future,  subject to our eligibility  rules and  restrictions.  The Guaranteed  Minimum Income Benefit program is not available if you elect the Guaranteed  Return Option program,  Guaranteed  Return Option Plus program or the
Guaranteed Minimum Withdrawal Benefit rider.
---------------------------------------------------------------------------------------------------------------------------

We offer a program that,  after a seven-year  waiting period,  guarantees your ability to begin receiving  income from your
Annuity in the form of annuity  payments  based on a guaranteed  minimum value (called the  "Protected  Income Value") that increases  after the waiting period  begins,  regardless of the impact of market  performance  on your Account  Value.  The program may be  appropriate  for you if you  anticipate  using your  Annuity as a future  source of periodic  fixed  income payments  for the  remainder  of your life and wish to ensure  that the basis  upon  which  your  income  payments  will be calculated  will achieve at least a minimum  amount  despite  fluctuations  in market  performance.  There is an additional charge if you elect the GMIB program.

KEY FEATURE - Protected Income Value
The Protected  Income Value is the minimum amount that we guarantee  will be available  (net of any applicable  premium tax charge),  after a waiting  period of at least seven  years,  as a basis to begin  receiving  fixed  annuity  payments.  The
Protected  Income Value is initially  established  on the  effective  date of the GMIB program and is equal to your Account
Value on such date.  Currently,  since the GMIB program may only be elected at issue,  the effective date is the Issue Date of the  Annuity.  The  Protected  Income  Value is  increased  daily based on an annual  growth rate of 5%,  subject to the limitations  described  below.  The Protected  Income Value is referred to as the  "Protected  Value" in the rider we issue for this  benefit.  The 5% annual  growth rate is referred to as the  "Roll-Up  Percentage"  in the rider we issue for this benefit.

The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected  Income Value  established on the effective  date of the GMIB program,  or the effective date of any step-up value,  plus any  additional  Purchase  Payments made after the waiting period begins ("Maximum  Protected Income Value"),  minus the sum of any reductions in the Protected
Income Value due to withdrawals you make from the Annuity after the waiting period begins.

|X|      Subject  to the  maximum  age/durational  limits  described  immediately  below,  we will no longer  increase  the
     Protected  Income Value by the 5% annual growth rate once you reach the Maximum  Protected Income Value.  However,  we will  increase  the  Protected  Income Value by the amount of any  additional  Purchase  Payments  after you reach the
     Maximum Protected Income Value.  Further,  if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum  Protected  Income Value by the  proportional  impact of the withdrawal on your Account Value.

|X|      Subject to the Maximum  Protected  Income Value, we will no longer  increase the Protected  Income Value by the 5%
     annual growth rate after the later of the anniversary  date on or immediately  following the Annuitant's 80th birthday or the 7th  anniversary  of the later of the  effective  date of the GMIB  program or the  effective  date of the most recent  step-up.  However,  we will  increase  the  Protected  Income Value by the amount of any  additional  Purchase
     Payments.  Further,  if you make withdrawals  after the Annuitant  reaches the maximum  age/duration  limits,  we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional  impact of the withdrawal on your Account Value.

|X|      Subject to the Maximum Protected Income Value, if you make an additional  Purchase  Payment,  we will increase the
     Protected  Income  Value by the amount of the  Purchase  Payment  and will apply the 5% annual  growth rate on the new amount from the date the Purchase Payment is applied.

|X|      As described below,  after the waiting period begins,  cumulative  withdrawals each Annuity Year that are up to 5%
     of the Protected  Income Value on the prior  anniversary of the Annuity will reduce the Protected  Income Value by the amount of the withdrawal.  Cumulative  withdrawals  each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of the Annuity,  will reduce the Protected Income Value  proportionately.  All withdrawals after the Maximum  Protected Income Value is reached will reduce the Protected Income Value  proportionately.  The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

Stepping-Up  the  Protected  Income  Value - You may elect to  "step-up"  or "reset"  your  Protected  Income Value if your
------------------------------------------
Account Value is greater than the current  Protected  Income Value.  Upon exercise of the step-up  provision,  your initial
Protected  Income  Value will be reset equal to your  current  Account  Value.  From the date that you elect to step-up the
Protected  Income Value,  we will apply the 5% annual growth rate to the stepped-up  Protected  Income Value,  as described above.  You can exercise  the step-up  provision  twice on any  business day while the GMIB program is in effect,  and only while the Annuitant is less than age 76.

|X|      A new  seven-year  waiting  period will be  established  upon the  effective  date of your election to step-up the
     Protected  Income Value.  You cannot  exercise your right to begin receiving  annuity  payments under the GMIB program until the end of the new waiting period.
|X|      The  Maximum  Protected  Income  Value will be reset as of the  effective  date of any  step-up.  The new  Maximum
     Protected  Income Value will be equal to 200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent Purchase Payments, minus the impact of any withdrawals after the date of the step-up.
|X|      When determining the guaranteed annuity purchase rates for annuity payments under the GMIB program,  we will apply such rates based on the number of years since the most recent step-up.
|X|      If you elect to step-up the Protected  Income Value under the program,  and on the date you elect to step-up,  the charges  under the GMIB program have changed for new  purchasers,  your program may be subject to the new charge going forward.
|X|      A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity  following such step-up.

Impact of Withdrawals on the Protected  Income Value - Cumulative  withdrawals  each Annuity Year up to 5% of the Protected
----------------------------------------------------
Income Value will reduce the Protected Income Value on a  "dollar-for-dollar"  basis (the Protected Income Value is reduced by the actual  amount of the  withdrawal).  Cumulative  withdrawals  in any Annuity  Year in excess of 5% of the  Protected
Income Value will reduce the Protected Income Value  proportionately  (see the examples of this calculation  below). The 5%
annual  withdrawal  amount is determined on each  anniversary of the Issue Date (or on the Issue Date for the first Annuity
Year) and applies to any  withdrawals  during the Annuity Year. This means that the amount  available for withdrawals  each
Annuity Year on a  "dollar-for-dollar"  basis is adjusted on each contract  anniversary to reflect changes in the Protected
Income Value during the prior Annuity Year.

The following examples of dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the GMIB program are October 13,  2003;  2.) an initial  Purchase  Payment of  $250,000;  3.) an initial  Protected
Income Value of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal  is taken on November 13, 2003 (in the first Annuity  Year).  No prior  withdrawals  have been taken.
Immediately  prior to the withdrawal,  the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%).  As the amount withdrawn is less than the dollar-for-dollar limit:
o        the Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).
o        The  remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first  Annuity  Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal is taken on December 13, 2003 (still within the first Annuity Year).  Immediately  before the withdrawal,  the Account Value is $220,000 and the Protected Income Value is $242,006.64.  As the amount withdrawn  exceeds the Remaining Limit of $2,500 from Example 1:
o        the Protected Income Value is first reduced by the Remaining Limit (from 242,006.64 to 239,506.64);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($220,000 - $2,500, or $217,500).
     The resulting Protected Income Value is: $239,506.64 x ( 1 - $7,500 / $217,500), or $231,247.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A $10,000  withdrawal is made on the first  anniversary of the Issue Date,  October 13, 2004 (second  Annuity Year).  Prior to the  withdrawal,  the  Protected  Income Value is  $240,870.56.  The Remaining  Limit is reset to 5% of this amount,  or
$12,043.53.  As the amount withdrawn is less than the dollar-for-dollar limit:
o        the Protected  Income Value is reduced by the amount  withdrawn  (i.e.,  reduced by $10,000,  from  $240,870.56 to
         $230,870.56).
o        The  Remaining  Limit for the balance of the second  Annuity  Year is also reduced by the amount  withdrawn  (from
         $12,043.53 to $2,043.53).

KEY FEATURE - GMIB Annuity Payments
You can elect to apply the Protected  Income Value to one of the available GMIB Annuity  Payment Options on any anniversary date following the initial waiting period, or any subsequent  waiting period  established upon your election to step-up the
Protected  Income Value.  Once you have  completed the waiting  period,  you will have a 30-day period each year,  prior to the contract  anniversary,  during which you may elect to begin receiving  annuity payments under one of the available GMIB
Annuity  Payment  Options.  You must elect one of the GMIB Annuity  Payment  Options by the  anniversary  of the  Annuity's
Issue Date on or immediately  following the Annuitant's  95th birthday,  except for Annuities used as a funding vehicle for an IRA, SEP IRA or 403(b),  in which case you must elect one of the GMIB Annuity  Payment Options by the anniversary of the
Annuity's Issue Date on or immediately following the Annuitant's 92nd birthday.

The amount of each GMIB  Annuity  Payment  will be  determined  based on the age and,  where  permitted  by law, sex of the
Annuitant by applying the Protected  Income Value (net of any  applicable  premium tax that may be due) to the GMIB Annuity
Payment  Option you choose.  We use special  annuity  purchase  rates to calculate the amount of each payment due under the
GMIB Annuity Payment  Options.  These special rates for the GMIB Annuity  Payment  Options are calculated  using an assumed interest rate factor that provides for lower growth in the value  applied to produce  annuity  payments than if you elected an annuity  payment  option that is not part of the GMIB  program.  These  special  rates also are  calculated  using other factors such as "age  setbacks"  (use of an age lower than the  Annuitant's  actual age) that result in lower payments than would  result if you  elected  an  annuity  payment  option  that is not part of the GMIB  program.  Use of an age  setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.

On the date that you elect to begin  receiving  GMIB Annuity  Payments,  we guarantee that your payments will be calculated based on your Account Value and our then current  annuity  purchase  rates if the payment  amount  calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.

GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period
Under this option,  monthly  annuity  payments will be made until the death of the Annuitant.  If the Annuitant dies before having  received 120 monthly  annuity  payments,  the  remainder of the 120 monthly  annuity  payments  will be made to the
Beneficiary.

GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period
Under this option,  monthly  annuity  payments will be made until the death of both the Annuitant and the Joint  Annuitant.
If the Annuitant and the Joint  Annuitant die before having  received 120 monthly  annuity  payments,  the remainder of the
120 monthly annuity payments will be made to the Beneficiary.
|X|      If the  Annuitant  dies  first,  we will  continue  to make  payments  until  the  later of the death of the Joint
     Annuitant and the end of the period  certain.  However,  if the Joint Annuitant is still  receiving  annuity  payments following the end of the certain period,  we will reduce the amount of each subsequent  payment to 50% of the original payment amount.
|X|      If the  Joint  Annuitant  dies  first,  we will  continue  to make  payments  until  the later of the death of the
     Annuitant and the end of the period certain.

You cannot  withdraw  your Account  Value or the  Protected  Income Value under  either GMIB  Annuity  Payment  Option once annuity  payments  have  begun.  We may make other  payout  frequencies  available,  such as  quarterly,  semi-annually  or annually.

Other Important Considerations
|X|      You should  note that GMIB is  designed  to provide a type of  insurance  that  serves as a safety net only in the event your contract value declines  significantly due to negative  investment  performance.  If your contract value is not  significantly  affected by negative  investment  performance,  it is unlikely  that the purchase of the GMIB will result in your receiving  larger annuity  payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates,  (which include  assumptions as to age-setbacks and assumed  interest  rates),  are more  conservative  than the assumptions  that we use in computing  annuity payout options outside of GMIB.  Therefore,  you may generate higher income payments if you were to annuitize a lower Account
     Value at the current  annuity  purchase rates,  than if you were to annuitize  under the GMIB with a higher  Protected
     Value than your Account Value but, at the annuity  purchase  rates  guaranteed  under the GMIB.  The GMIB program does not directly  affect the Annuity's  Account Value,  Surrender Value or the amount payable under either the basic death benefit  provision of the Annuity or any optional death benefit  provision.  If you surrender  your Annuity,  you will receive the current  Surrender  Value,  not the Protected  Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
|X|      The Annuity offers other annuity payment options that you can elect which do not impose an additional  charge, but which do not offer to guarantee a minimum value on which to make annuity payments.
|X|      Where allowed by law, we reserve the right to limit  subsequent  purchase  payments if we  determine,  at our sole discretion,  that based on the timing of your  Purchase  Payments  and  withdrawals,  your  Protected  Income Value is increasing in ways we did not intend.  In  determining  whether to limit Purchase  Payments,  we will look at Purchase
     Payments  which  are  disproportionately  larger  than your  initial  Purchase  Payment  and  other  actions  that may artificially increase the Protected Income Value.
|X|      We currently limit the variable  investment  options in which you may allocate Account Value if you participate in this  program.  We reserve the right to transfer any Account  Value in a prohibited  investment  option to an eligible investment  option.  Should we prohibit access to any investment  option, any transfers required to move Account Value to eligible  investment  options will not be counted in  determining  the number of free  transfers  during an Annuity
     Year.  We may also require that you allocate your Account Value according to an asset allocation model.
|X|      If you change the Annuitant after the effective date of the GMIB program,  the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant.  If the new Annuitant  would not be eligible to elect the GMIB  program  based on his or her age at the time of the change,  then the GMIB program will terminate.
|X|      Annuity payments made under the GMIB program are subject to the same tax treatment as any other annuity payment.
|X|      At the time you elect to begin  receiving  annuity  payments  under the GMIB  program  or under any other  annuity payment option we make available,  the protection  provided by the Annuity's basic death benefit or any optional death benefit provision you elected will no longer apply.

Election of the Program
Currently,  the GMIB program can only be elected at the time that you purchase your Annuity.  The Annuitant  must be age 75 or less as of the effective date of the GMIB program.  In the future,  we may offer  existing  Annuity Owners the option to elect the GMIB program after the Issue Date of their Annuity,  subject to our eligibility  rules and  restrictions.  If you elect the GMIB  program  after the Issue Date of your  Annuity,  the program  will be effective as of the date of election.
Your Account  Value as of that date will be used to calculate the  Protected  Income Value as of the effective  date of the program.

Termination of the Program
The GMIB program  cannot be  terminated  by the Owner once  elected.  The GMIB program  automatically  terminates as of the date the  Annuity  is fully  surrendered,  on the date the death  benefit  is  payable  to your  Beneficiary  (unless  your surviving  spouse elects to continue the Annuity),  or on the date that your Account Value is  transferred  to begin making annuity  payments.  The GMIB program may also be  terminated  if you designate a new Annuitant who would not be eligible to elect the GMIB program based on his or her age at the time of the change.

Upon  termination  of the GMIB  program we will  deduct the charge from your  Account  Value for the portion of the Annuity
Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

Charges under the Program
Currently,  we deduct a charge  equal to 0.50% per year of the  average  Protected  Income  Value for the period the charge applies.  Because the charge is calculated  based on the average  Protected  Income Value, it does not increase or decrease based on  changes to the  Annuity's  Account  Value due to market  performance.  The  dollar  amount you pay each year will increase in any year the Protected  Income Value  increases,  and it will  decrease in any year the Protected  Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.

The charge is deducted  annually in arrears  each  Annuity Year on the  anniversary  of the Issue Date of the  Annuity.  We deduct the amount of the charge  pro-rata  from the Account  Value  allocated  to the variable  investment  options and the
Fixed  Allocations.  No MVA will apply to Account Value  deducted from a Fixed  Allocation.  If you surrender your Annuity, begin receiving  annuity  payments under the GMIB program or any other annuity  payment option we make available  during an
Annuity  Year,  or the GMIB  program  terminates,  we will deduct the charge for the portion of the Annuity  Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

No charge applies after the Annuity Date.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

The Annuity  provides a Death  Benefit  during its  accumulation  period.  If the  Annuity is owned by one or more  natural persons,  the Death  Benefit is payable upon the first death of an Owner.  If the Annuity is owned by an entity,  the Death
Benefit is payable  upon the  Annuitant's  death,  if there is no  Contingent  Annuitant.  If a  Contingent  Annuitant  was
designated before the Annuitant's  death and the Annuitant dies, then the Contingent  Annuitant becomes the Annuitant and a
Death  Benefit  will not be paid at that time.  The person upon whose death the Death  Benefit is paid is referred to below as the "decedent."

Basic Death Benefit

The Annuity  provides a basic  Death  Benefit at no  additional  charge.  The  Insurance  Charge we deduct  daily from your
Account  Value  allocated to the  Sub-accounts  is used,  in part,  to pay us for the risk we assume in providing the basic
Death Benefit  guarantee  under the Annuity.  The Annuity also offers three  different  optional Death Benefits that can be purchased  for an  additional  charge.  The  additional  charge is deducted to  compensate  American  Skandia for providing increased  insurance  protection  under the optional Death Benefits.  Notwithstanding  the additional  protection  provided under the optional Death  Benefits,  the additional  cost has the impact of reducing the net  performance of the investment options.

The basic Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all proportional withdrawals.
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

"Proportional  withdrawals"  are determined by calculating the percentage of your Account Value that each prior  withdrawal represented  when  withdrawn.  For example,  a withdrawal of 50% of Account Value would be considered as a 50% reduction in
Purchase Payments for purposes of calculating the basic Death Benefit.

OPTIONAL DEATH BENEFITS

Three  optional  Death  Benefits are offered for purchase with your Annuity to provide an enhanced  level of protection for your beneficiaries.

---------------------------------------------------------------------------------------------------------------------------
Currently,  these benefits are only offered in those  jurisdictions  where we have received regulatory approval and must be elected at the time that you purchase your Annuity.  We may, at a later date,  allow  existing  Annuity  Owners to purchase an  optional  Death  Benefit  subject to our rules and any  changes or  restrictions  in the  benefits.  Certain  terms and conditions  may differ  between  jurisdictions  once  approved  and if you  purchase  your  Annuity as part of an exchange, replacement or transfer,  in whole or in part,  from any other Annuity we issue.  The  "Combination  5% Roll-up and Highest
Anniversary  Value" Death Benefit may only be elected  individually,  and cannot be elected in  combination  with any other optional death benefit.
---------------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available  to your  Beneficiary  to pay taxes on your  Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The Enhanced  Beneficiary  Protection  Optional  Death Benefit  provides a benefit that is payable in addition to the basic
Death  Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the  Annuity  has joint  Owners,  the oldest  Owner  must be age 75 or less.  If the  Annuity  is owned by an  entity,  the
Annuitant must be age 75 or less.

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above;

     PLUS

2.       40% of your "Growth" under the Annuity, as defined below.

"Growth" means the sum of your Account Value in the variable investment options and your Interim Value in the Fixed
 ------
Allocations, minus the total of all Purchase Payments reduced by the sum of all proportional withdrawals.

"Proportional  withdrawals"  are determined by calculating the percentage of your Account Value that each prior  withdrawal
 -------------------------
represented when withdrawn.

---------------------------------------------------------------------------------------------------------------------------
The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is subject to a maximum of 100% of all  Purchase  Payments applied  to the  Annuity at least 12 months  prior to the death of the  decedent  that  triggers  the  payment of the Death
Benefit.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  described  above  is  currently  being  offered  in those jurisdictions where we have received  regulatory  approval.  Certain terms and conditions may differ between  jurisdictions once  approved.  The Enhanced  Beneficiary  Protection  Death  Benefit is not  available if you elect the  "Combination  5%
Roll-up  and  Highest  Anniversary  Value"  Death  Benefit.  Please  see  Appendix  E for a  description  of  the  Enhanced
Beneficiary  Protection  Optional Death Benefit offered before November 18, 2002 in those  jurisdictions  where we received regulatory  approval.  Please  refer  to the  section  entitled  "Tax  Considerations"  for a  discussion  of  special  tax considerations for purchasers of this benefit.
---------------------------------------------------------------------------------------------------------------------------

See Appendix B for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Highest Anniversary Value Death Benefit ("HAV")
If the  Annuity  has one Owner,  the Owner must be age 79 or less at the time  Highest  Anniversary  Value  Optional  Death
Benefit is  purchased.  If the Annuity has joint  Owners,  the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.

Certain of the Portfolios offered as Sub-accounts under the Annuity are not available if you elect the Highest
Anniversary Value Death Benefit.  In addition, we reserve the right to require you to use certain asset allocation model(s) if you elect this death benefit.

Calculation of Highest Anniversary Value Death Benefit
The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest Anniversary Value as of the Owner's date of death.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest  Anniversary Value on the Death Benefit Target Date plus the sum of all Purchase Payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

         The amount  determined by this calculation is increased by any Purchase  Payments  received after the Owner's date of death and decreased by any proportional withdrawals since such date.

---------------------------------------------------------------------------------------------------------------------------
The Highest  Anniversary  Value Death Benefit  described above is currently being offered in those  jurisdictions  where we have received  regulatory  approval.  Certain terms and  conditions  may differ between  jurisdictions  once approved.  The
Highest  Anniversary Value Death Benefit is not available if you elect the "Combination 5% Roll-up and Highest  Anniversary
Value" Death Benefit.
---------------------------------------------------------------------------------------------------------------------------

 Please refer to the  definition of Death Benefit Target Date below.  This death benefit may not be an appropriate  feature where the Owner's age is near the age  specified in the Death  Benefit  Target  Date.  This is because the benefit may not have the same  potential for growth as it otherwise  would,  since there will be fewer contract  anniversaries  before the death benefit  target date is reached.  The death  benefit  target date under this death benefit is earlier than the death benefit target date under the  Combination 5% Roll-up and Highest  Anniversary  Value Death Benefit for Owners who are age
 76 or older when the  contract  is issued,  which may result in a lower  value on the death  benefit,  since there will be fewer contract anniversaries before the death benefit target date is reached.

See Appendix B for examples of how the Highest Anniversary Value Death Benefit is calculated.

Combination 5% Roll-up and Highest Anniversary Value Death Benefit
If the  Annuity has one Owner,  the Owner must be age 79 or less at the time the  Combination  5% Roll-up and HAV  Optional
Death  Benefit is purchased.  If the Annuity has joint  Owners,  the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.

Certain of the  Portfolios  offered as  Sub-accounts  under the Annuity are not available if you elect the  Combination  5%
Roll-up and HAV Death Benefit.  In addition,  we reserve the right to require you to use certain asset allocation  model(s)
if you elect this death benefit.

Calculation of the Combination 5% Roll-up and Highest Anniversary Value Death Benefit

         The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:

1.       the basic Death Benefit described above; and
2.       the Highest Anniversary Value death benefit described above, and
3.       5% Roll-up described below.

The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date the 5% Roll up is equal to:

o        all  Purchase  Payments  increasing  at an annual  effective  interest  rate of 5%  starting on the date that each
                  Purchase Payment is made and ending on the Owner's date of death;

                  MINUS

o        the sum of all  withdrawals,  dollar for  dollar up to 5% of the death  benefit's  value as of the prior  contract anniversary  (or issue date if the withdrawal is in the first contract  year).  Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

         If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

o        the 5% Roll-up  value as of the Death  Benefit  Target Date  increased by total  Purchase  Payments made after the
                  Death Benefit Target Date;

                  MINUS

o        the sum of all withdrawals which reduce the 5% Roll-up proportionally.

Please refer to the  definitions of Death Benefit Target Date below.  This death benefit may not be an appropriate  feature where the Owner's age is near the age  specified  in the Death  Benefit  Target  Date.  This is because the benefit may not have the same  potential for growth as it otherwise  would,  since there will be fewer  contract  anniversaries  before the
Death Benefit Target Date is reached.

---------------------------------------------------------------------------------------------------------------------------
The  Combination  5% Roll-up and Highest  Anniversary  Value Death Benefit  described  above is currently  being offered in those  jurisdictions  where we have  received  regulatory  approval.  Certain  terms  and  conditions  may  differ  between jurisdictions  once approved.  The  "Combination 5% Roll-up and Highest  Anniversary  Value" Death Benefit is not available if you elect any other  optional death  benefit.  Please see Appendix E for a description  of the Guaranteed  Minimum Death
Benefit offered before November 18, 2002 in those jurisdictions where we received regulatory approval.
---------------------------------------------------------------------------------------------------------------------------

See Appendix B for examples of how the Combination 5% Roll-up and Highest Anniversary Value Death Benefit is calculated.

Key Terms Used with the Highest Anniversary Value Death Benefit and the Combination 5% Roll-up and Highest Anniversary
Value Death Benefit:

|X|      The Death Benefit Target Date for the Highest  Anniversary  Value Death Benefit is the contract  anniversary on or
             -------------------------
     after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

|X|      The Death Benefit  Target Date for the  Combination  5% Roll-up and HAV Death Benefit is the later of the contract
             --------------------------
     anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant,  if entity owned, or five years after the Issue Date of the Annuity.

|X|      The  Highest  Anniversary  Value  equals the  highest  of all  previous  "Anniversary  Values"  less  proportional
              ---------------------------
     withdrawals since such anniversary and plus any Purchase Payments since such anniversary.

|X|      The  Anniversary  Value  is the  Account  Value as of each  anniversary  of the  Issue  Date of the  Annuity.  The
              ------------------
     Anniversary Value on the Issue Date is equal to your Purchase Payment.

|X|      Proportional  withdrawals  are  determined  by  calculating  the  percentage of your Account Value that each prior
         -------------------------
     withdrawal  represented  when withdrawn.  Proportional  withdrawals  result in a reduction to the Highest  Anniversary
     Value or 5% Roll-up  value by  reducing  such value in the same  proportion  as the  Account  Value was reduced by the withdrawal  as of the date the  withdrawal  occurred.  For example,  if your Highest  Anniversary  Value or 5% Roll-up value is $125,000 and you subsequently  withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10%
     reduction),  when calculating the optional Death Benefit we will reduce your Highest  Anniversary  Value ($125,000) by
     10% or $12,500.

Annuities with joint Owners
For Annuities  with Joint  Owners,  the Death  Benefits are  calculated as shown above except that the age of the oldest of the Joint  Owners is used to  determine  the Death  Benefit  Target  Date.  NOTE:  If you and your  spouse own the  Annuity jointly,  we will pay the Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse, then the  surviving  spouse can elect to assume  ownership of the Annuity and continue  the  contract  instead of receiving  the
Death Benefit.

Annuities owned by entities
For Annuities  owned by an entity,  the Death  Benefits are  calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target Date.  Payment of the Death Benefit is based on the death of the Annuitant
(or Contingent Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Death Benefit and Highest  Anniversary  Value Death Benefit at any
time.  The  Combination  5% Roll-up and HAV Death Benefit may not be terminated  once elected.  The optional Death Benefits will  terminate  automatically  on the Annuity  Date.  We may also  terminate  any optional  Death  Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge  equal to 0.25% per year of the  average  daily net assets of the  Sub-accounts  for each of the Highest
Anniversary  Value Death Benefit and the Enhanced  Beneficiary  Protection  Death Benefit and 0.50% per year of the average daily net assets of the  Sub-accounts  for the Combination 5% Roll-up and HAV Death Benefit.  We deduct the charge for each of these benefits to compensate  American  Skandia for providing  increased  insurance  protection under the optional Death
Benefits.

Please refer to the section entitled "Tax  Considerations" for additional  considerations in relation to the optional Death
Benefit.

AMERICAN SKANDIA'S ANNUITY REWARDS

What is the Annuity Rewards benefit?
The Annuity  Rewards  benefit  offers  Owners the ability to capture any market gains since the Issue Date of their Annuity as an enhancement to their current Death Benefit so their  Beneficiaries  will not receive less than the Annuity's value as of the date the Owner elects the benefit.  Under the Annuity Rewards benefit,  American  Skandia  guarantees that the Death
Benefit will not be less than:

         your Account Value in the variable  investment  options plus the Interim Value in any Fixed  Allocations as of the effective date of the Owner's election

         MINUS any proportional withdrawals* following the date of election
         -----

         PLUS any additional Purchase Payments applied to the Annuity following the date of election.
         ----

*    "Proportional  withdrawals"  are  determined by calculating  the percentage of the Account Value that each  withdrawal represented  when  withdrawn.  For  example,  a  withdrawal  of 50% of your  Account  Value  would be treated as a 50%
     reduction in the amount payable under the Death Benefit.

The Annuity Rewards Death Benefit  enhancement  does not affect the basic Death Benefit  calculation and any Optional Death
Benefits  available  under the Annuity.  If the Death Benefit amount  payable under your  Annuity's  basic Death Benefit or any Optional Death Benefits you purchase is greater than the enhanced  Death Benefit under the Annuity  Rewards  benefit on the date the Death Benefit is calculated, your Beneficiary will receive the higher amount.

Who is eligible for the Annuity Rewards benefit?
Owners can elect the Annuity  Rewards Death Benefit  enhancement  following the fourth (4th)  anniversary  of the Annuity's
Issue Date.  However,  the election is subject to the requirement  that their Account Value on the election date is greater than the amount that would be payable to their  Beneficiary  under the Death Benefit  provided  under the Annuity as of the election date  (including any amounts  payable under any optional death benefit then in effect).  If an Owner is ineligible when he or she applies for the optional benefit,  the Owner can elect the Annuity Rewards Death Benefit  enhancement on any subsequent  date if they  otherwise  qualify.  The election must occur before  annuity  payments  begin.  An Owner can only elect the Annuity Rewards Death Benefit  enhancement  once. There is no additional  charge for electing the Annuity Rewards
Death Benefit enhancement.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal  assumption  as  described  below,  in the event of your death,  the death  benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments not extending  beyond the life  expectancy of the Beneficiary or over the life of the Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an election  prior to death benefit  proceeds  becoming  due, a  Beneficiary  can elect to receive the
Death  Benefit  proceeds as a series of fixed annuity  payments  (annuity  payment  options 1-4) or as a series of variable annuity  payments  (annuity  payment  options 1-3 or 5 and 6). See the section  entitled "What Types of Annuity Options are
Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your spouse own the  Annuity  jointly,  we assume that the sole primary  Beneficiary  will be the surviving  spouse unless you elect an  alternative  Beneficiary  designation.  Unless you elect an alternative Beneficiary  designation,  the spouse Beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit  payment.  Any Death  Benefit  (including  any optional  Death  Benefits)  that would have been payable  to the  Beneficiary  will  become  the new  Account  Value as of the date we  receive  due  proof of death and any required proof of a spousal  relationship.  As of the date the assumption is effective,  the surviving spouse will have all the rights and  benefits  that would be  available  under the Annuity to a new  purchaser  of the same  attained  age.  For purposes of  determining  any future Death  Benefit for the surviving  spouse,  the new Account Value will be considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account Value.  However,  any additional  Purchase  Payments applied after the date the  assumption is effective  will be subject to all  provisions of the Annuity,  including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your Annuity - Spousal  Contingent  Annuitant" for a discussion of the treatment of a spousal Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

Qualified Beneficiary Continuation Option
The Code  provides  for  alternative  death  benefit  payment  options  when an Annuity is used as an IRA,  403(b) or other
"qualified  investment"  that  requires  Minimum  Distributions.  Upon the  Owner's  death  under an IRA,  403(b)  or other
"qualified  investment",  a Beneficiary may generally elect to continue the Annuity and receive Minimum Distributions under the Annuity  instead of receiving  the death benefit in a single  payment.  The  available  payment  options will depend on whether the Owner died on or before the date he or she was  required to begin  receiving  Minimum  Distributions  under the
Code and whether the Beneficiary is the surviving spouse.

|X|      If death occurs  before the date Minimum  Distributions  must begin under the Code,  the Death Benefit can be paid out in either a lump sum,  within five years from the date of death,  or over the life or life  expectancy  of the designated  Beneficiary  (as long as payments  begin by December  31st of the year  following  the year of death).
         However,  if the spouse is the Beneficiary,  the Death Benefit can be paid out over the life or life expectancy of the spouse with such payments  beginning no earlier than December 31st of the year  following the year of death or
         December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs after the date Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary  has the  flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until withdrawn,  amounts in an IRA, 403(b) or other "qualified  investment" continue to be tax deferred.  Amounts withdrawn each year,  including  amounts that are required to be withdrawn under the Minimum  Distribution  rules, are subject to tax. You may wish to consult a professional  tax advisor for tax advice as to your particular  situation.  See the section  entitled
"How are Distributions From Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this Qualified Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the  Beneficiary  will be charged at an amount equal to 1.40% daily against the average daily assets  allocated to the Sub-accounts.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions that applied  to the Owner,  except  that the  Sub-accounts  offered  will be those  offered  under the  Qualified
              Beneficiary Continuation option at the time the option is elected.
|X|      the Fixed Allocations will be those offered under the Qualified  Beneficiary  Continuation  option at the time the option is elected.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      other optional Benefits will be those offered under the Qualified  Beneficiary  Continuation option at the time of election.
|X|      the basic  Death  Benefit  and any  optional  Death  Benefits  elected  by the Owner  will no longer  apply to the
              Beneficiary.
|X|      the Beneficiary can request a withdrawal of all or a portion of the Account Value at any time without  application of a CDSC.
|X|      upon the death of the Beneficiary,  any remaining  Account Value will be paid in a lump sum to the person(s) named by the Beneficiary.
|X|      all  amounts in the Annuity  must be paid out to the  Beneficiary  according  to the  Minimum  Distribution  rules described above.

Your  Beneficiary  will be provided with a prospectus and  settlement  option that will describe this option at the time he or she elects this option.  Please contact American Skandia for additional  information on the  availability,  restrictions and limitations that will apply to a Beneficiary under the Qualified Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are  exceptions  that apply no matter how your Death Benefit is  calculated.  There are exceptions to the Death
Benefit if the decedent  was not the Owner or Annuitant as of the Issue Date and did not become the Owner or Annuitant  due to the prior Owner's or Annuitant's  death.  Any Death Benefit  (including any optional Death Benefit) that applies will be suspended  for a two-year  period from the date he or she first became Owner or  Annuitant.  After the two-year  suspension period is completed, the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive "due proof of death",  any  instructions  we require to determine the method of payment and any other  written  representations  we require to determine  the proper  payment of the Death  Benefit to all  Beneficiaries.  "Due proof of death" may  include a  certified  copy of a death  certificate,  a certified copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory proof of death.  Upon our  receipt of "due  proof of death" we  automatically  transfer  the Death  Benefit to the AST Money  Market
Sub-account  until  we  further  determine  the  universe  of  eligible  Beneficiaries.   Once  the  universe  of  eligible
Beneficiaries  has been  determined  each eligible  Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-accounts according to our rules.

Each  Beneficiary  must make an election as to the method they wish to receive their portion of the Death  Benefit.  Absent an election of a Death Benefit  payment  method,  no Death Benefit can be paid to the  Beneficiary.  We may require written acknowledgment  of all named  Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the  accumulation  period,  the Annuity has an Account  Value.  The Account Value is determined  separately for each
Sub-account  allocation  and for each Fixed  Allocation.  The  Account  Value is the sum of the values of each  Sub-account allocation  and the value of each  Fixed  Allocation.  The  Account  Value  does not  reflect  any CDSC that may apply to a withdrawal  or  surrender.  When  determining  the Account  Value on a day more than 30 days prior to a Fixed  Allocation's
Maturity  Date,  the Account  Value may include any Market  Value  Adjustment  that would apply to a Fixed  Allocation  (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The  Surrender  Value of your  Annuity  is the value  available  to you on any day  during  the  accumulation  period.  The
Surrender  Value is equal to your Account  Value minus any CDSC,  the Annual  Maintenance  Fee, the charge for any optional benefits and any Market Value  Adjustment  that may apply to any Fixed  Allocation.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-account,  you are purchasing units of the  Sub-account.  Each Sub-account  invests exclusively in shares of an underlying  Portfolio.  The value of the Units  fluctuates with the market  fluctuations of the
Portfolios.  The value of the Units also  reflects  the daily  accrual for the  Insurance  Charge and if you elected one or more optional  benefits whose annual charge is deducted daily, the additional  charge made for such benefits.  There may be several  different  Unit Prices for each  Sub-account  to reflect  the  Insurance  Charge and the charges for any  optional benefits.  The Unit Price for the Units you  purchase  will be based on the total  charges for the  benefits  that apply to your Annuity.  See the section  entitled  "What Happens to My Units When There is a Change in Daily  Asset-Based  Charges?"
for a detailed  discussion of how Units are  purchased  and redeemed to reflect  changes in the daily charges that apply to your Annuity.

Each  Valuation  Day, we determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit Price is used for  determining  the value of  transactions  involving  Units of the  Sub-accounts.  We determine the number of Units involved in any  transaction  by dividing the dollar value of the  transaction  by the Unit Price of the  Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the  Valuation  Day you make the  allocation,  the Unit Price is $14.83.
Your $5,000 buys 337.154 Units of the  Sub-account.  Assume that later,  you wish to transfer  $3,000 of your Account Value out of that  Sub-account  and into another  Sub-account.  On the Valuation Day you request the transfer,  the Unit Price of the original  Sub-account  has increased to $16.79.  To transfer  $3,000,  we sell 178.677 Units at the current Unit Price, leaving  you  158.477  Units.  We then buy $3,000 of Units of the new  Sub-account  at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.  The  Interim  Value  does not  include  the  impact  of any  Market  Value  Adjustment.  If you made any transfers or withdrawals  from a Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest  credited to those amounts  before they were  withdrawn.  To determine the Account Value of a Fixed  Allocation on any day more than 30 days prior to its Maturity  Date,  we multiply  the Account  Value of the Fixed  Allocation  times the
Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American  Skandia  is  generally  open to process  financial  transactions  on those days that the New York Stock  Exchange
(NYSE) is open for  trading.  There may be  circumstances  where the NYSE does not open on a  regularly  scheduled  date or time or closes at an earlier time than scheduled  (normally 4:00 p.m. EST).  Financial  transactions  requested  before the close of the NYSE which meet our  requirements  will be processed  according  to the value next  determined  following  the close of  business.  Financial  transactions  requested  on a  non-business  day or  after  the  close of the NYSE  will be processed  based on the value next  computed  on the next  business  day.  There may be  circumstances  when the opening or closing time of the NYSE is different  than other major stock  exchanges,  such as NASDAQ or the American  Stock  Exchange.
Under such circumstances, the closing time of the NYSE will be used when valuing and processing transactions.

There  may be  circumstances  where  the NYSE is  open,  however,  due to  inclement  weather,  natural  disaster  or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities  may be restricted.
Under those  circumstances,  your Account Value may fluctuate based on changes in the Unit Values,  but you may not be able to transfer Account Value, or make a purchase or redemption request.

The NYSE is closed on the  following  nationally  recognized  holidays:  New Year's  Day,  Martin  Luther  King,  Jr.  Day,
Washington's  Birthday,  Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving,  and Christmas.  On those dates, we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial  transactions  involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial Purchase  Payments:  We are required to allocate your initial  Purchase Payment to the Sub-accounts  within two (2)
business  days after we receive  all of our  requirements  at our  office to issue the  Annuity.  If we do not have all the required  information  to allow us to issue your Annuity,  we may retain the Purchase  Payment while we try to reach you or your  representative to obtain all of our requirements.  If we are unable to obtain all of our required  information within five (5)  business  days,  we are  required to return the  Purchase  Payment to you at that time,  unless you  specifically consent to our  retaining  the  Purchase  Payment  while we gather the  required  information.  Once we obtain the required information,  we will invest the Purchase  Payment and issue the Annuity  within two (2) business  days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the Valuation Day that we receive the
Purchase  Payment at our office with  satisfactory  allocation  instructions.  We will  allocate  any  additional  Purchase
Payments you make according to your most recent allocation instructions if none are provided.

Scheduled Transactions:  "Scheduled"  transactions include transfers under a Dollar Cost Averaging,  rebalancing,  or asset allocation  program,  Systematic  Withdrawals,  Minimum  Distributions  or annuity  payments.  Scheduled  transactions  are processed and valued as of the date they are  scheduled,  unless the  scheduled  day is not a Valuation  Day. In that case, the transaction will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:  "Unscheduled"  transactions include any other non-scheduled  transfers and requests for Partial
Withdrawals or Free  Withdrawals or Surrenders.  Unscheduled  transactions are processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death Benefits:  Medically-related  surrender requests and Death Benefit claims require our review  and  evaluation  before  processing.  We price  such  transactions  as of the date we  receive  at our  Office  all supporting documentation we require for such transactions and that are satisfactory to us.

Transactions in ProFunds VP Sub-accounts:  Generally,  purchase or redemption  orders or transfer requests must be received by us by no later than the close of the NYSE to be  processed  on the  current  Valuation  Day.  However,  any  purchase or redemption order or transfer request  involving the ProFunds VP Sub-accounts  must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange  (generally,  3:00 p.m. Eastern time) to be processed on the current  Valuation  Day. The "cut-off"  time for such  financial  transactions  involving a ProFunds VP  Sub-account will be extended to1/2hour prior to any announced closing  (generally,  3:30 p.m. Eastern time) for transactions  submitted electronically  through  American  Skandia's  Internet website  (www.americanskandia.prudential.com).  You cannot request a transaction  involving the  purchase,  redemption  or transfer of units in one of the ProFunds VP  Sub-account  between the applicable  "cut-off"  time and 4:00 p.m.  Transactions  received  after 4:00 p.m. will be treated as received by us on the next Valuation Day.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Termination  of Optional  Benefits:  Except for the Guaranteed  Minimum  Income Benefit and the  Combination 5% Roll-up and
Highest  Anniversary  Value Death Benefit which cannot be  terminated  by the owner once elected,  if any optional  benefit terminates,  we will no longer  deduct the charge we apply to  purchase  the  optional  benefit.  On the date the charge no longer applies,  your Annuity will become subject to a different daily  asset-based  charge.  We will process a transaction where your  Account  Value  allocated  to the  Sub-accounts  will be used to purchase  new Units of the  Sub-accounts  that reflect the  Insurance  Charge and any  optional  benefit or program  still  elected,  but not the charge for the  optional benefit or program that you  terminated.  The number of Units  attributed  to your  Annuity will be decreased  and the Unit
Price of each unit of the  Sub-accounts  in which you invested  will be  increased.  The  adjustment in the number of Units and Unit Price will not affect your Account  Value.  Beginning on that date,  your Account Value will be  determined  based on the  change in the value of Units that  reflect  the  Insurance  Charge and any other  optional  benefits  that you have elected.

TAX CONSIDERATIONS

The tax  considerations  associated  with the Annuity vary  depending on whether the contract is (i) owned by an individual and not associated with a tax-favored  retirement plan (including  contracts held by a non-natural  person, such as a trust acting  as an agent  for a  natural  person),  or (ii)  held  under a  tax-favored  retirement  plan.  We  discuss  the tax considerations  for these  categories of contracts  below.  The  discussion is general in nature and describes only federal income  tax law (not state or other tax  laws).  It is based on current  law and  interpretations,  which may  change.  The discussion  includes a  description  of certain  spousal  rights  under the  contract and under  tax-qualified  plans.  Our administration  of such spousal rights and related tax reporting  accords with our understanding of the Defense of Marriage
Act (which  defines a  "marriage"  as a legal union  between a man and a woman and a "spouse"  as a person of the  opposite sex).  The  information  provided is not  intended  as tax  advice.  You should  consult  with a qualified  tax advisor for complete  information  and advice.  References  to purchase  payments  below  relates to your cost basis in your  contract.
Generally,  your cost basis in a contract not  associated  with a  tax-favored  retirement  plan is the amount you pay into your  contract,  or into  annuities  exchanged  for your  contract,  on an  after-tax  basis less any  withdrawals  of such payments.

This contract may also be purchased as a  non-qualified  annuity (i.e., a contract not held under a tax-favored  retirement plan) by a trust or custodial IRA or 403(b) account,  which can hold other permissible  assets other than the annuity.  The terms and  administration  of the trust or  custodial  account  in  accordance  with the laws and  regulations  for IRAs or
403(b)s, as applicable,  are the responsibility of the applicable trustee or custodian.

CONTRACTS  OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH  TAX-FAVORED  RETIREMENT  PLANS)

Taxes Payable by You

We believe the contract  is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

Generally,  annuity  contracts  issued by the same company (and  affiliates)  to you during the same  calendar year must be treated as one annuity  contract for purposes of determining the amount subject to tax under the rules  described  below.

It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract.  If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract.  Additionally,  for owners under age 591/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals,  then the sole or surviving owner will be provided with a notice from us describing  available  alternatives  regarding these benefits.

Taxes on Withdrawals  and Surrender

If you make a withdrawal from your contract or surrender it before annuity  payments  begin,  the amount you receive will be taxed as ordinary income, rather than as return of purchase payments,  until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

If you assign or pledge all or part of your contract as collateral for a loan,  the part assigned  generally will be treated as a withdrawal.

If you transfer your contract for less than full  consideration,  such as by gift,  you will trigger tax on any gain in the contract.  This rule does not apply if you  transfer  the  contract  to your  spouse  or under  most  circumstances  if you transfer the contract  incident to divorce.

Taxes on Annuity Payments

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed.  The  remaining  portion  will be taxed as  ordinary  income.  Generally,  the  nontaxable  portion is determined by  multiplying  the annuity  payment you receive by a fraction,  the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

After the full amount of your purchase payments have been recovered  tax-free,  the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

Tax  Penalty on Withdrawals and Annuity  Payments

Any taxable amount you receive under your contract may be subject to a 10% tax penalty.  Amounts are not subject to this tax penalty if:

o       the   amount   is paid on or after you reach age 591/2or die;

o       the amount received is attributable to your becoming disabled;

o        generally  the amount paid or received is in the form of  substantially  equal  payments not less  frequently  than annually (Please note that  substantially  equal payments must continue until the later of reaching age 59 1/2 or 5 years.  Modification  of payments  during that time period will result in  retroactive  application  of the 10% tax penalty.); or

o        the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

Special  Rules in Relation to Tax-Free Exchanges Under Section  1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment  contract for an annuity.  If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment  contract that was purchased prior to August 14, 1982, then any purchase  payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract  prior to that date.  [(See Federal Tax Status section in the Statement of Additional Information.)]

Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 591/2 withdrawals.  The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what  transactions  may be considered  abusive.  For example we do not know how the IRS may view early  withdrawals  or annuitizations  after a partial exchange.  In addition,  it is unclear how the IRS will treat a partial exchange from a life insurance,  endowment,  or annuity contract into an immediate annuity.  As of the date of this prospectus,  we will accept a partial  1035  exchange  from a  non-qualified  annuity into an  immediate  annuity as a "tax-free"  exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as  subjecting  the taxable  portion of the  distribution  to the 10% tax penalty.  We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

Taxes Payable by Beneficiaries

The death benefit options are subject to income tax to the extent the  distribution  exceeds the cost basis in the contract.
The value of the death benefit, as determined under federal law, is also included in the owner's estate.

Generally,  the same tax rules  described  above would also apply to amounts  received by your  beneficiary.  Choosing  any option other than a lump sum death  benefit may defer taxes.  Certain  minimum  distribution  requirements  apply upon your death, as discussed further below.

Tax consequences to the beneficiary vary among the death benefit payment options.

o      Choice   1:  the   beneficiary   is taxed on earnings in the contract.

o      Choice 2: the  beneficiary  is taxed as  amounts  are  withdrawn  (in this case earnings are treated as being distributed first).

o      Choice  3: the  beneficiary  is taxed on each  payment  (part  will be treated as earnings and part as return of premiums).

Considerations  for Contingent  Annuitants:  There may be adverse tax  consequences if a Contingent  Annuitant  succeeds an
Annuitant  when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for  preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed to prevent  indefinite  deferral of tax.  Continuing  the benefit of tax deferral by naming one or more  Contingent  Annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax  deferral for an  indefinite  period.  Therefore,  adverse tax  treatment  may depend  on the  terms  of the  trust,  who is  named  as  Contingent  Annuitant,  as  well  as  the  particular  facts  and circumstances.  You should  consult your tax advisor  before naming a Contingent  Annuitant if you expect to use an Annuity in such a fashion.

Reporting and Withholding on  Distributions

Taxable  amounts  distributed  from your  annuity  contracts  are  subject to federal  and state  income tax  reporting  and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution.  In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with 3 exemptions  unless you designate a different  withholding  status.  In the case of all other  distributions,  we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments.  An election out of withholding must be made on forms that we provide.

State income tax  withholding  rules vary and we will withhold  based on the rules of your State of  residence.  Special tax rules apply to withholding  for nonresident  aliens,  and we generally  withhold income tax for nonresident  aliens at a 30%
rate. A different  withholding  rate may be applicable to a nonresident  alien based on the terms of an existing  income tax treaty  between the United States and the  nonresident  alien's  country.  Please refer to the  discussion  below  regarding withholding rules for tax favored plans (for example, an IRA).

Regardless  of the  amount  withheld  by us, you are liable for  payment  of federal  and state  income tax on the  taxable portion of annuity  distributions.  You should consult with your tax advisor regarding the payment of the correct amount of these  income  taxes  and  potential  liability  if you fail to pay  such  taxes.

Annuity  Qualification

Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets  underlying the variable  investment  options of the annuity contract must be diversified,  according to certain rules. We believe these diversification rules will be met.

An additional  requirement for qualification  for the tax treatment  described above is that we, and not you as the contract owner,  must have sufficient  control over the underlying assets to be treated as the owner of the underlying assets for tax purposes.  While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable  annuity  will not be treated as an annuity for tax purposes if persons  with  ownership  rights have excessive control over the investments  underlying such variable annuity. It is unclear whether such guidelines,  if in fact promulgated,  would have retroactive  effect.  It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this Prospectus. We will take any action, including modifications to your
Annuity or the investment options, required to comply with such guidelines if promulgated.

Please refer to the  Statement of Additional  information  for further  information  on these  Diversification  and Investor
Control issues.

Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions  depend on whether you die before you start  taking  annuity  payments  under the  contract or after you start taking annuity payments under the contract.

If you die on or after the annuity date, the remaining  portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if a periodic payment option is selected by your designated  beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the  beneficiary's  life or a period not exceeding the beneficiary's life expectancy.  Your designated  beneficiary is the person to whom benefit rights under the contract pass by reason of death,  and must be a natural  person in order to elect a periodic  payment  option based on life  expectancy or a period exceeding five years.

If the contract is payable to (or for the benefit of) your surviving  spouse,  that portion of the contract may be continued
with your spouse as the owner.

Changes In The Contract. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

Additional Information

You should refer to the Statement of Additional Information if:

o       The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

o       Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

o       You  transfer  your  contract  to, or  designate,  a  beneficiary  who is either 37 1/2 years  younger than you or a grandchild.

o       You  purchased  more than one annuity  contract  from the same  insurer  within the same  calendar  year (other than contracts held by tax favored plans).

CONTRACTS  HELD BY TAX FAVORED PLANS

The  following  discussion covers annuity contracts held under tax-favored  retirement plans.

Currently,  the contract may be purchased for use in connection with  individual  retirement  accounts and annuities  (IRAs)
which are subject to Sections  408(a),  408(b) and 408A of the Code. In addition,  this contract may be purchased for use in connection with a corporate  Pension and  Profit-sharing  plan (subject to 401(a) of the Code), H.R. 10 plans (also known as
Keogh Plans,  subject to 401(a) of the Code),  Tax  Sheltered  Annuities  (subject to 403(b) of the Code,  also known as Tax
Deferred  Annuities or TDAs),  and Section 457 plans  (subject to 457 of the Code.  This  description  assumes that you have satisfied the requirements for eligibility for these products.

    This  contract  may also be  purchased  as a  non-qualified  annuity  (i.e.,  a contract  not held under a  tax-favored retirement  plan) by a trust or custodial IRA or 403(b)  account,  which can hold other  permissible  assets other than the annuity.  The terms and  administration  of the trust or custodial  account in accordance with the laws and regulations for
IRAs or 403(b)s, as applicable, are the responsibility of the applicable trustee or custodian.

    You should be aware that tax favored plans such as IRAs  generally  provide  income tax deferral  regardless of whether they invest in annuity  contracts.  This means that when a tax favored  plan invests in an annuity  contract,  it generally does not result in any additional taxbenefits (such as income tax deferral and income tax free transfers).

Types of Tax Favored Plans

    IRAs.  If you buy a contract for use as an IRA, we will provide you a copy of the  prospectus  and  contract.  The "IRA
Disclosure  Statement"  contains  information  about  eligibility,  contribution  limits,  tax  particulars,  and other IRA information.  In addition to this information (some of which is summarized  below),  the IRS requires that you have a "free look" after making an initial  contribution to the contract.  During this time, you can cancel the contract by notifying us in writing,  and we will refund all of the purchase  payments under the contract (or, if provided by applicable  state law, the amount credited under the contract, if greater), less any applicable federal and state income tax withholding.

    Contributions Limits/Rollovers.  Because of the way the contract is designed, you may purchase a contract for an IRA in connection  with a "rollover" of amounts from a qualified  retirement  plan or transfer from another IRA. In 2004 the limit is $3,000;  increasing  in 2005 to 2007,  to $4,000;  and for 2008,  $5,000.  After 2008 the  contribution  amount  will be indexed for inflation.  The tax law also provides for a catch-up  provision for individuals who are age 50 and above. These taxpayers  will be permitted to contribute an  additional  $500 in years 2004 to 2005 and an additional  $1,000 in 2006 and years thereafter.

    The "rollover" rules under the Code are fairly technical;  however,  an individual (or his or her surviving spouse) may generally "roll over" certain  distributions  from tax favored retirement plans (either directly or within 60 days from the date of these  distributions)  if he or she meets the requirements  for  distribution.  Once you buy the contract,  you can make regular IRA contributions  under the contract (to the extent permitted by law).  However, if you make such regular IRA contributions,  you should note that you will not be able to treat the  contract  as a "conduit  IRA," which means that you will not retain possible  favorable tax treatment if you  subsequently  "roll over" the contract funds  originally  derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA.

    Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

o   You, as owner of the  contract,  must be the  "annuitant"  under the contract  (except in certain  cases  involving the division of property under a decree of divorce);

o    Your rights as owner are non-forfeitable;

o   You cannot sell, assign or pledge the contract;

o   The  annual  contribution  you pay  cannot be greater  than the  maximum  amount  allowed  by law,  including  catch-up contributions if applicable (which does not include any rollover amounts);

o   The date on which  annuity  payments  must begin cannot be later than April 1st of the calendar year after the calendar year you turn age 70 1/2; and

o   Death and annuity payments must meet "minimum distribution requirements" described below.

    Usually,  the full amount of any distribution  from an IRA (including a distribution from this contract) which is not a rollover is taxable.  As taxable income,  these  distributions  are subject to the general tax withholding  rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

o    A 10% "early distribution penalty" described below;

o   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

o   Failure to take a minimum distribution also described below.

    SEPs.  SEPs are a  variation  on a  standard  IRA,  and  contracts  issued  to a SEP  must  satisfy  the  same  general requirements described under IRAs (above).  There are, however, some differences:

o   If you participate in a SEP, you generally do not include in income any employer  contributions made to the SEP on your behalf up to the lesser of (a) $41,000 in 2004 or (b) 25% of the employee's  earned income (not including  contribution as "earned  income"  for these  purposes).  However,  for these  purposes,  compensation  in excess of  certain  limits
    established by the IRS will not be considered.   In 2004, this limit is $205,000;

o   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

o   SEPs for small employers permit salary deferrals up to $13,000 in 2004 with the employer making these  contributions to the SEP.  However,  no new "salary  reduction" or "SAR-SEPs" can be established after 1996.  Individuals  participating in a SARSEP who are age 50 or above by the end of the year will be  permitted to  contribute  an  additional  $3,000 in
    2004,  increasing in $1,000  increments per year until reaching $5,000 in 2006.  Thereafter,  the amount is indexed for inflation.

You will also be provided the same  information,  and have the same "free look" period,  as you would have if you purchased the contract for a standard IRA.

    ROTH IRAs.  Like standard  IRAs,  income  within a Roth IRA  accumulates  tax-free,  and  contributions  are subject to specific limits. Roth IRAs have, however, the following differences:

o   Contributions to a Roth IRA cannot be deducted from your gross income;

o  "Qualified  distributions"  from  a Roth  IRA  are  excludable  from  gross  income.  A  "qualified  distribution"  is a distribution  that satisfies two  requirements:  (1) the  distribution  must be made (a) after the owner of the IRA attains age 591/2; (b) after the owner's  death;  (c) due to the owner's  disability;  or (d) for a qualified  first time  homebuyer distribution  within the meaning of Section  72(t)(2)(F)  of the Code;  and (2) the  distribution  must be made in the year that is at least five tax years  after the first year for which a  contribution  was made to any Roth IRA  established  for the  owner or five  years  after a  rollover,  transfer,  or  conversion  was made  from a  traditional  IRA to a Roth IRA.
Distributions  from a Roth IRA that are not qualified  distributions  will be treated as made first from  contributions and then from earnings, and taxed generally in the same manner as distributions from a traditional IRA.

o   If eligible (including meeting income limitations and earnings requirements),  you may make contributions to a Roth IRA after  attaining  age 701/2,  and  distributions  are not  required  to  begin  upon  attaining  such age or at any time thereafter.

    Because  of the way the  contract  is  designed,  you may  purchase  a  contract  for a Roth IRA in  connection  with a
"rollover" of amounts of another  traditional IRA,  conduit IRA, SEP,  SIMPLE-IRA or Roth IRA. The Code permits persons who meet certain income  limitations  (generally,  adjusted gross income under  $100,000),  and who receive certain  qualifying distributions  from such non-Roth  IRAs, to directly  rollover or make,  within 60 days, a "rollover" of all or any part of the amount of such  distribution to a Roth IRA which they  establish.  This conversion  triggers  current  taxation (but is not subject to a 10% early  distribution  penalty).  Once the contract has been purchased,  regular Roth IRA  contributions will be accepted to the extent permitted by law.

      TDAs.  You may own a TDA  generally  if you are either an  employer  or employee  of a  tax-exempt  organization  (as defined under Code Section 501 (c)(3)) or a public  educational  organization,  and you may make  contributions to a TDA so long as the  employee's  rights to the  annuity are  nonforfeitable.  Contributions  to a TDA,  and any  earnings,  are not taxable until distribution.  You may also make contributions to a TDA under a salary reduction  agreement,  generally up to a maximum  of $13,000 in 2004.  Individuals  participating  in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional  $3,000 in 2004,  increasing in $1,000  increments per year until reaching  $5,000 in
2006.  Thereafter,  the  amount is indexed  for  inflation.  Further,  you may roll over TDA  amounts to another  TDA or an
IRA. You may also roll over TDA amounts to a qualified  retirement  plan, a SEP and a 457  government  plan. A contract may only qualify as a TDA if distributions (other than  "grandfathered"  amounts held as of December 31, 1988) may be made only on account of:

o   Your attainment of age 591/2;
o   Your severance of employment;
o   Your death;
o   Your total and permanent disability; or
o   Hardship  (under limited  circumstances,  and only related to salary  deferrals and any earnings  attributable to these amounts).

      In any event,  you must  begin  receiving  distributions  from your TDA by April 1st of the  calendar  year after the calendar year you turn age 701/2or retire, whichever is later.

    These  distribution  limits do not apply either to transfers or exchanges of investments under the contract,  or to any
"direct transfer" of your interest in the contract to another TDA or to a mutual fund "custodial  account"  described under
Code Section 403(b)(7).

    Employer  contributions  to  TDAs  are  subject  to the  same  general  contribution,  nondiscrimination,  and  minimum participation rules applicable to "qualified" retirement plans.

Minimum Distribution Requirements and Payment Option

If you hold the  contract  under  an IRA (or  other  tax-favored  plan),  IRS  minimum  distribution  requirements  must be satisfied.  This  means  that  generally  payments  must start by April 1 of the year after the year you reach age 701/2and must be made for each year  thereafter.  The amount of the payment must at least equal the minimum  required  under the IRS rules.  Several  choices are  available for  calculating  the minimum  amount.  More  information  on the mechanics of this calculation  is  available  on request.  Please  contact us at a  reasonable  time before the IRS deadline so that a timely distribution is made.  Please note that there is a 50% tax penalty on the amount of any minimum  distribution not made in a timely manner.

    You can use the Minimum  Distribution  option to satisfy the IRS minimum  distribution  requirements  for this contract without  either  beginning  annuity  payments  or  surrendering  the  contract.  We will  distribute  to you  this  minimum distribution amount, less any other partial withdrawals that you made during the year.

Although  the IRS  rules  determine  the  required  amount  to be  distributed  from your IRA each  year,  certain  payment alternatives  are  still  available  to you.  If you own  more  than  one IRA,  you can  choose  to  satisfy  your  minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs.

Penalty for Early Withdrawals

You may owe a 10% tax penalty on the taxable part of  distributions  received  from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 591/2. Amounts are not subject to this tax penalty if:

o   the amount is paid on or after you reach age 591/2or die;

o   the amount received is attributable to your becoming disabled; or

o   generally the amount paid or received is in the form of substantially  equal payments not less frequently than annually
    (Please  note that  substantially  equal  payments  must  continue  until the  later of  reaching  age 591/2or 5 years.
    Modification of payments during that time period will result in retroactive application of the 10% tax penalty.).

Other exceptions to this tax may apply. You should consult your tax advisor for further details.

Withholding

Unless a distribution is an eligible  rollover  distribution  that is "directly"  rolled over into another  qualified plan,
IRA (including the IRA variations  described  above),  SEP, 457 government plan or TDA, we will withhold federal income tax at the  rate of 20%.  This 20%  withholding  does not  apply to  distributions  from  IRAs  and Roth  IRAs.  For all  other distributions,  unless  you  elect  otherwise,  we will  withhold  federal  income  tax from the  taxable  portion  of such distribution at an appropriate  percentage.  The rate of withholding on annuity payments where no mandatory  withholding is required  is  determined  on the  basis  of the  withholding  certificate  that  you  file  with  us.  If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

o   For any annuity  payments  not subject to  mandatory  withholding,  you will have taxes  withheld by us as if you are a married individual, with 3 exemptions; and

o   For all other distributions, we will withhold at a 10% rate.

    We will provide you with forms and instructions  concerning the right to elect that no amount be withheld from payments in the ordinary  course.  However,  you should know that, in any event,  you are liable for payment of federal income taxes on the taxable portion of the  distributions,  and you should consult with your tax advisor to find out more information on your  potential  liability  if you  fail  to pay  such  taxes.  There  may  be  additional  state  income  tax  withholding requirements.

ERISA Disclosure/Requirements

ERISA (the  "Employee  Retirement  Income  Security Act of 1974") and the Code prevents a fiduciary  and other  "parties in interest"  with respect to a plan (and,  for these  purposes,  an IRA would also  constitute a "plan") from  receiving  any benefit from any party  dealing with the plan,  as a result of the sale of the contract.  Administrative  exemptions  under
ERISA generally permit the sale of insurance/annuity  products to plans,  provided that certain information is disclosed to the person  purchasing  the contract.  This  information  has to do primarily with the fees,  charges,  discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

    Information  about any applicable  fees,  charges,  discounts,  penalties or adjustments may be found in the applicable sections of this Prospectus.

    Information  about sales  representatives  and commissions  may be found in the sections of this Prospectus  addressing distribution of the Annuity.

    Please consult your tax advisor if you have any additional questions.

Spousal Consent Rules for Retirement Plans-- Qualified Contracts

If you are married at the time your payments  commence,  you may be required by federal law to choose an income option that provides  survivor annuity income to your spouse,  unless your spouse waives that right.  Similarly,  if you are married at the time of your death,  federal law may require all or a portion of the death  benefit to be paid to your spouse,  even if you  designated  someone  else as  your  beneficiary.  A brief  explanation  of the  applicable  rules  follows.  For  more information, consult the terms of your retirement arrangement.

    Defined Benefit Plans,  Money Purchase Pension Plans, and ERISA 403(b)  Annuities.  If you are married at the time your payments  commence,  federal law  requires  that  benefits be paid to you in the form of a  "qualified  joint and  survivor annuity"  (QJSA),  unless you and your spouse waive that right, in writing.  Generally,  this means that you will receive a reduced  payment  during your life and,  upon your  death,  your  spouse  will  receive at least  one-half of what you were receiving for life. You may elect to receive  another income option if your spouse  consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative  form of payment,  your spouse may not receive any benefits  from the plan upon your death.  Federal law also requires that the plan pay a death benefit to your spouse if you are married and die before you begin  receiving your benefit.  This benefit must be available in the form of an annuity for your spouse's  lifetime and is called a "qualified  pre-retirement  survivor  annuity"  (QPSA).  If the plan pays death benefits to other  beneficiaries,  you may elect to have a beneficiary  other than your spouse  receive the death  benefit, but only if your spouse  consents to the election and waives his or her right to receive the QPSA. If your spouse  consents to the alternate  beneficiary,  your spouse will receive no benefits  from the plan upon your death.  Any QPSA waiver prior to your  attaining  age 35 will become null and void on the first day of the  calendar  year in which you attain age 35, if still employed.

    Defined Contribution Plans (including 401(k) Plans). Spousal consent to a distribution is generally not required.  Upon your death,  your spouse will receive the entire death benefit,  even if you designated  someone else as your  beneficiary, unless your spouse  consents  in writing to waive this right.  Also,  if you are married and elect an annuity as a periodic income  option,  federal law requires that you receive a QJSA (as described  above),  unless you and your spouse consent to waive this right.

    IRAs, non-ERISA 403(b) Annuities,  and 457 Plans.  Spousal consent to a distribution is not required.  Upon your death, any death benefit will be paid to your designated beneficiary.

Additional Information

For additional  information  about federal tax law  requirements  applicable to tax favored  plans,  see the IRA Disclosure
Statement.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable law or regulation to you at your last known address of record.
You should  therefore give us prompt notice of any address  change.  We reserve the right,  to the extent  permitted by law and subject to your prior  consent,  to provide any  prospectus,  prospectus  supplements,  confirmations,  statements  and
reports    required    by    applicable    law   or    regulation    to   you    through    our    Internet    Website   at
http://www.americanskandia.prudential.com  or any  other  electronic  means,  including  diskettes  or CD  ROMs.  We send a confirmation  statement to you each time a transaction is made affecting Account Value, such as making additional  Purchase
Payments,  transfers,  exchanges or withdrawals.  We also send quarterly  statements  detailing the activity affecting your
Annuity during the calendar  quarter.  We may confirm  regularly  scheduled  transactions,  such as the Annual  Maintenance
Fee,  systematic  withdrawals  (including 72(t) payments and required minimum  distributions),  bank drafting,  dollar cost averaging,  and static rebalancing,  in quarterly statements instead of confirming them immediately.  You should review the information in these statements  carefully.  You may request additional  reports.  We reserve the right to charge up to $50 for each  such  additional  report.  We may also send an annual  report  and a  semi-annual  report  containing  applicable financial statements for the Separate Account and the Portfolios,  as of December 31 and June 30,  respectively,  to Owners or,  with your  prior  consent,  make such  documents  available  electronically  through  our  Internet  Website  or other electronic means.

WHO IS AMERICAN SKANDIA?
American  Skandia  Life  Assurance  Corporation  ("American  Skandia")  is a stock  life  insurance  company  domiciled  in
Connecticut  with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American Skandia is a wholly-owned subsidiary of American  Skandia,  Inc.  ("ASI"),  whose ultimate  parent is Prudential  Financial,  Inc.  American  Skandia markets its products to  broker-dealers  and financial  planners  through an internal field  marketing  staff. In addition,
American  Skandia  markets  through  and in  conjunction  with  financial  institutions  such as banks  that are  permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the business of issuing annuity and life insurance  products.  American  Skandia  currently  offers the following  products:  (a) flexible  premium  deferred  annuities and single premium fixed  deferred  annuities that are registered  with the SEC; (b) certain other fixed deferred  annuities  that are not  registered  with the SEC; and (c) both fixed and variable immediate adjustable annuities.

Effective May 1, 2003,  Skandia U.S.  Inc.,  the sole  shareholder  of ASI,  which is the parent of American  Skandia,  was purchased by  Prudential  Financial,  Inc.  Prudential  Financial,  Inc. is a New Jersey  insurance  holding  company whose subsidiary  companies serve individual and institutional  customers worldwide and include The Prudential  Insurance Company of America,  one of the largest  life  insurance  companies  in the U.S.  These  companies  offer a variety of products and services,  including life  insurance,  property and casualty  insurance,  mutual funds,  annuities,  pension and retirement related services and  administration,  asset  management,  securities  brokerage,  banking and trust services,  real estate brokerage franchises, and relocation services.

No company  other than  American  Skandia has any legal  responsibility  to pay amounts  that it owes under its annuity and variable life insurance contracts.  However,  Prudential Financial exercises  significant influence over the operations and capital structure of American Skandia.

WHAT ARE SEPARATE ACCOUNTS?
The  separate  accounts  are where  American  Skandia  sets aside and invests the assets of some of our  annuities.  In the accumulation  period,  assets supporting  Account Values of the Annuities are held in a separate account  established under the laws of the State of  Connecticut.  We are the legal owner of assets in the separate  accounts.  In the payout  period, assets  supporting  fixed annuity  payments and any adjustable  annuity  payments we make available are held in our general account.  Assets supporting  variable annuity payment options may be invested in our separate accounts.  Income,  gains and losses from assets  allocated to these  separate  accounts are credited to or charged  against each such  separate  account without  regard to other  income,  gains or losses of  American  Skandia or of any other of our  separate  accounts.  These assets may only be charged with liabilities  which arise from the Annuities issued by American  Skandia.  The amount of our obligation in relation to allocations to the  Sub-accounts  is based on the  investment  performance of such  Sub-accounts.
However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in Sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B, also referred to as "Separate
Account B". Separate  Account B was established by us pursuant to Connecticut  law on November 25, 1987.  Separate  Account
B also holds  assets of other  annuities  issued by us with  values and  benefits  that vary  according  to the  investment performance of Separate Account B.

Separate  Account B consists of multiple  Sub-accounts.  Each  Sub-account  invests only in a single  mutual fund or mutual fund  portfolio.  The  name of each  Sub-account  generally  corresponds  to the  name of the  underlying  Portfolio.  Each
Sub-account in Separate  Account B may have several  different Unit Prices to reflect the Insurance  Charge and the charges for any optional  benefits that are offered under this Annuity and other annuities  issued by us through  Separate  Account
B. Separate  Account B is registered with the SEC under the Investment  Company Act of 1940  ("Investment  Company Act") as
a unit  investment  trust,  which  is a type of  investment  company.  The SEC  does  not  supervise  investment  policies, management or practices of Separate Account B.

Prior to November 18, 2002,  Separate Account B was organized as a single separate  account with six different  Sub-account classes,  each of which was  registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective
November 18, 2002 each Sub-account  class of Separate  Account B was  consolidated  into the unit investment trust formerly named  American  Skandia Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which was  subsequently renamed  American  Skandia Life  Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B has multiple  Unit Prices to reflect the daily  charge  deducted  for each  combination  of the  applicable  Insurance  Charge,
Distribution  Charge (when  applicable)  and the charge for each optional  benefit offered under Annuity  contracts  funded through Separate Account B.  The consolidation of Separate Account B had no impact on Annuity Owners.

We reserve the right to make changes to the Sub-accounts  available under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or  combine  Sub-accounts  at our sole  discretion.  We may also  close
Sub-accounts to additional  Purchase Payments on existing Annuity contracts or close  Sub-accounts for Annuities  purchased on or after specified  dates. We may also  substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or portfolio of an  underlying  mutual fund,  subject to our receipt of any  exemptive relief that we are required to obtain  under the  Investment  Company Act. We will notify  Owners of changes we make to the
Sub-accounts available under the Annuity.

Values and benefits based on allocations to the  Sub-accounts  will vary with the investment  performance of the underlying mutual funds or fund  portfolios,  as  applicable.  We do not guarantee the  investment  results of any  Sub-account.  Your
Account Value allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk. There is no assurance  that the Account  Value of your Annuity  will equal or be greater  than the total of the  Purchase  Payments you make to us.

Separate Account D
During the accumulation  period,  assets supporting our obligations based on Fixed Allocations are held in American Skandia
Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D". Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment  performance of the assets in Separate  Account D. Separate  Account D was  established by us pursuant to
Connecticut law.

There are no units in Separate  Account D. The Fixed  Allocations are guaranteed by our general  account.  An Annuity Owner who allocates a portion of their Account Value to Separate  Account D does not  participate in the investment  gain or loss on assets  maintained  in  Separate  Account D. Such gain or loss  accrues  solely to us. We retain the risk that the value of the assets in Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in  Separate  Account D drop below the  reserve  and other  liabilities  we must  maintain in relation to the annuities  supported by such assets,  we will transfer assets from our general account to Separate Account D to make up the difference.  We have the right to  transfer  to our  general  account  any assets of  Separate  Account D in excess of such reserves and other liabilities.  We maintain assets in Separate Account D supporting a number of annuities we offer.

We currently employ  investment  managers to manage the assets  maintained in Separate Account D. Each manager we employ is responsible  for  investment  management  of a  different  portion  of  Separate  Account  D. From time to time  additional investment  managers  may be employed or  investment  managers  may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We are not obligated to invest  according to specific  guidelines or  strategies  except as may be required by  Connecticut and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying mutual fund is registered as an open-end  management  investment  company under the Investment Company Act.
Shares of the  underlying  mutual fund  portfolios  are sold to  separate  accounts of life  insurance  companies  offering variable  annuity and variable  life  insurance  products.  The shares may also be sold  directly to qualified  pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts  invest.  However,  under SEC rules, you have voting rights in relation to Account Value  maintained in the  Sub-accounts.  If an underlying  mutual fund portfolio  requests a vote of  shareholders,  we will vote our shares  based on  instructions  received  from  Owners  with
Account  Value  allocated  to that  Sub-account.  Owners  have the  right to vote an amount  equal to the  number of shares attributable to their  contracts.  If we do not receive voting  instructions  in relation to certain  shares,  we will vote those  shares in the same manner and  proportion  as the shares for which we have  received  instructions.  We will furnish those Owners who have Account  Value  allocated to a Sub-account  whose  underlying  mutual fund  portfolio has requested a
"proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide  instructions  for us to vote on matters  such as changes in a  fundamental  investment  strategy, adoption of a new investment  advisory  agreement,  or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its co-investment  advisers,  American Skandia Investment Services,  Incorporated ("ASISI") and Prudential Investments LLC,
subject to approval by the Board of Trustees of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new sub-advisory  agreements,  without  obtaining  shareholder  approval of the changes.  This  exemption  (which is similar to exemptions  granted to other  investment  companies  that are  organized  in a similar  manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors  by ASISI,  Prudential  Investments  LLC and the
Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.  We may add new  Sub-accounts  that invest in a series of underlying funds other than the
Trust  that is  managed by an  affiliate.  Such  series of funds may have a similar  order  from the SEC.  You also  should review the  prospectuses  for the other  underlying  funds in which  various  Sub-accounts  invest as to whether  they have obtained similar orders from the SEC.

Material Conflicts
It is possible that  differences  may occur between  companies that offer shares of an underlying  mutual fund portfolio to their respective  separate  accounts issuing variable  annuities and/or variable life insurance  products.  Differences may also occur  surrounding  the offering of an  underlying  mutual fund  portfolio  to variable  life  insurance  policies and variable annuity contracts that we offer.  Under certain  circumstances,  these  differences could be considered  "material conflicts," in which case we would take necessary  action to protect persons with voting rights under our variable  annuity contracts  and variable  life  insurance  policies  against  persons with voting  rights under other  insurance  companies'
variable  insurance  products.  If a "material  conflict"  were to arise between owners of variable  annuity  contracts and variable life insurance  policies issued by us we would take necessary action to treat such persons  equitably in resolving the conflict.  "Material  conflicts" could arise due to differences in voting instructions  between owners of variable life insurance and variable annuity contracts of the same or different  companies.  We monitor any potential  conflicts that may exist.

Service Fees Payable to American Skandia
American  Skandia or our affiliates have entered into agreements with the investment  adviser or distributor of many of the underlying  Portfolios.  Under  the  terms of these  agreements,  American  Skandia  provides  administrative  and  support services to the  Portfolios for which it receives a fee of up to 0.50%  (currently) of the average assets  allocated to the
Portfolios  under the  Annuity  from the  investment  adviser,  distributor  and/or  the  fund.  Any fees  payable  will be consistent with the services  rendered or the expected cost savings  resulting from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia Marketing,  Incorporated ("ASM"), a wholly-owned  subsidiary of American Skandia, Inc., is the distributor and principal  underwriter of the securities  offered through this  prospectus.  ASM acts as the distributor of a number of annuity and life insurance  products we offer and  co-distributor  of American  Skandia Trust and American  Skandia Advisor
Funds,  Inc., a family of retail mutual funds.  ASM also acts as an introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases  and sales of  securities  held by portfolios of American
Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as broker-dealer under the  Securities  Exchange Act of 1934  ("Exchange  Act") and is a member of the National  Association  of  Securities
Dealers, Inc. ("NASD").

The  Annuity is offered on a  continuous  basis.  ASM enters  into  distribution  agreements  with  broker-dealers  who are registered  under  the  Exchange  Act and with  entities  that may offer  the  Annuity  but are  exempt  from  registration
("firms").   Applications   for  the  Annuity  are  solicited  by   registered   representatives   of  those  firms.   Such
representatives  will also be our appointed  insurance  agents under state  insurance  law. In addition,  ASM may offer the
Annuity directly to potential purchasers.

Commissions  are paid to firms on sales of the Annuity  according to one or more schedules.  The individual  representative will  receive a portion of the  compensation,  depending  on the  practice of his or her firm.  Commissions  are  generally based on a  percentage  of  Purchase  Payments  made,  up to a maximum  of 5.5%.  Alternative  compensation  schedules  are available that provide a lower initial  commission  plus ongoing annual  compensation  based on all or a portion of Account
Value. We may also provide  compensation to the distributing  firm for providing  ongoing service to you in relation to the
Annuity.  Commissions  and other  compensation  paid in relation to the Annuity do not result in any  additional  charge to you or to the Separate Account.

In addition,  in an effort to promote the sale of our products (which may include the placement of American  Skandia and/or
the  Annuity  on  a  preferred  or   recommended   company  or  product  list  and/or  access  to  the  firm's   registered
representatives),  we or ASM may enter into compensation  arrangements with certain broker-dealer firms or branches of such firms with respect to certain or all registered  representatives  of such firms under which such firms may receive separate compensation or reimbursement for, among other things,  training of sales personnel and/or marketing and/or  administrative and/or other  services they provide to us or our  affiliates.  To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow  other  promotional  incentives  or  payments  in the form of cash or non-cash compensation.  These  arrangements  may not be offered to all firms and the terms of such  arrangements  may differ between firms.  You  should  note that firms and  individual  registered  representatives  and branch  managers  within  some firms participating in one of these  compensation  arrangements  might receive greater  compensation for selling the Annuity than for  selling a  different  annuity  that is not  eligible  for  these  compensation  arrangements.  While  compensation  is generally  taken  into  account as an expense  in  considering  the  charges  applicable  to an annuity  product,  any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. Overall  compensation paid to the  distributing  firm does not exceed,  based on actuarial  assumptions,  8.5% of the total Purchase  Payments made. Your registered  representative  can provide you with more information  about the compensation  arrangements that apply upon the sale of the Annuity.

Advertising:  We may advertise certain information  regarding the performance of the investment  options.  This information may help you review the  performance of the investment  options and provide a basis for  comparison  with other  annuities.
This  information  may be less useful when  comparing  the  performance  of the  investment  options with other  savings or investment  vehicles.  Such other  investments  may not provide some of the benefits of  annuities,  or may not be designed for long-term  investment  purposes.  Additionally other savings or investment  vehicles may not receive the beneficial tax treatment given to annuities under the Code.

We may advertise the performance of the Portfolios in the form of "Standard" and  "Non-standard"  Total Returns  calculated for each  Sub-account.  "Standard Total Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a
Sub-account  during the most recent,  one,  five and ten year periods (or since the  inception  date that the Portfolio has been offered as a Sub-account,  if less).  "Standard Total Return" figures assume that the applicable  Insurance Charge and the Annual  Maintenance Fee are deducted and that the Annuity is surrendered at the end of the applicable  period,  meaning that any Contingent  Deferred Sales Charge that would apply upon  surrender is also deducted.  "Non-standard  Total Return"
figures include any  performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total
Returns are  calculated  in the same manner as  standardized  returns  except that the figures may not reflect all fees and charges.  In  particular,  they may  assume  no  surrender  at the end of the  applicable  period so that the CDSC does not apply.  "Non-standard  Total  Returns"  may also assume that the Annual  Maintenance  Fee does not apply due to the average
Account Value being greater than $100,000,  where the charge is waived.  Standard and  Non-standard  Total Returns will not reflect the additional  asset-based  charges that are deducted when you elect any optional  benefits.  The additional  cost associated  with any  optional  benefits  you elected  will reduce your  performance.  Non-Standard  Total  Returns must be accompanied by Standard Total Returns.

Some  of the  underlying  Portfolios  existed  prior  to  the  inception  of  these  Sub-accounts.  Performance  quoted  in advertising  regarding such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios have been in existence, but the  Sub-accounts  have not.  Such  hypothetical  historical  performance  is  calculated  using  the same  assumptions employed in calculating  actual  performance since inception of the Sub-accounts.  Hypothetical  historical  performance of the underlying Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

We may advertise the performance of money  market-type  Sub-accounts  using a measure of the "current and effective yield".
The current yield of a money market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of  calculation.  The effective  yield of a money  market-type  Sub-account  reflects the  reinvestment  of net income earned daily on the assets of such a Sub-account.  The current and effective  yields  reflect the Insurance  Charge and the charge for any optional  benefits (if applicable)  deducted  against the Sub-account.  In a low interest rate  environment, yields for money  market-type  Sub-accounts,  after  deduction  of the  Insurance  Charge,  and the charge for any optional benefits (if  applicable)  may be negative even though the yield (before  deducting for such charges) is positive.  Current and effective yield  information  will fluctuate.  This  information may not provide a basis for comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with  investment  companies which do not serve as underlying mutual funds for variable annuities and/or do not have additional  asset-based  charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past  performance only and is not an indication or  representation of  future  performance.  Performance  of the  Sub-accounts  is not  fixed.  Actual  performance  will  depend on the type, quality and, for some of the  Sub-accounts,  the  maturities  of the  investments  held by the  underlying  mutual funds or portfolios  and upon  prevailing  market  conditions and the response of the  underlying  mutual funds to such  conditions.
Actual  performance  will also  depend on changes in the  expenses  of the  underlying  mutual  funds or  portfolios.  Such changes  are  reflected,  in turn,  in the  Sub-accounts  which  invest in such  underlying  mutual fund or  portfolio.  In addition, the total amount of asset-based charges assessed against each Sub-account will affect performance.

The  information  we may  advertise  regarding the Fixed  Allocations  may include the then current  interest  rates we are
crediting  to  new  Fixed  Allocations.   Information  on  current  rates  will  be  as  of  the  date  specified  in  such advertisement.  Rates will be  included in  advertisements  to the extent  permitted  by law.  Given that the actual  rates applicable to any Fixed  Allocation are as of the date of any such Fixed  Allocation's  Guarantee  Period begins,  the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with:  (a) certain  unmanaged  market indices,  including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the
Shearson Lehman Bond Index, the Frank Russell non-U.S.  Universal Mean, the Morgan Stanley Capital  International  Index of
Europe,  Asia and Far East Funds,  and the Morgan Stanley Capital  International  World Index;  and/or (b) other management investment  companies with investment  objectives similar to the mutual fund or portfolio underlying the Sub-accounts being compared.  This may include the  performance  ranking  assigned by various  publications,  including but not limited to the
Wall Street Journal,  Forbes,  Fortune, Money, Barron's,  Business Week, USA Today and statistical services,  including but not limited to Lipper Analytical  Services Mutual Funds Survey,  Lipper Annuity and Closed End Survey, the Variable Annuity
Research Data Survey, SEI, the Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings and/or ratings by independent  financial  ratings services.  Such rankings may help you in evaluating our ability to meet our  obligations in relation to Fixed  Allocations, pay minimum  death  benefits,  pay annuity  payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
American  Skandia  publishes  annual and quarterly  reports that are filed with the SEC.  These reports  contain  financial information about American Skandia that is annually audited by independent  accountants.  American  Skandia's annual report for the year ended December 31, 2003,  together with subsequent  periodic reports that American Skandia files with the SEC, are  incorporated  by  reference  into  this  prospectus.  You  can  obtain  copies,  at no  cost,  of any  and all of this information,  including the American  Skandia  annual report that is not  ordinarily  mailed to contract  owners,  the more current  reports  and any  subsequently  filed  documents  at no cost by  contacting  us at  American  Skandia  -  Variable
Annuities;  P.O.  Box  7040;  Bridgeport,  CT  06601-7040  (Telephone:  203-926-1888).  The SEC file  number  for  American
Skandia  is  33-44202.  You may read and copy  any  filings  made by  American  Skandia  with the SEC at the  SEC's  Public
Reference  Room at 450 Fifth  Street,  Washington,  D.C.  20549-0102.  You can obtain  information  on the operation of the
Public  Reference  Room by calling (202)  942-8090.  The SEC maintains an Internet  site that contains  reports,  proxy and
information   statements,   and  other   information   regarding  issuers  that  file   electronically   with  the  SEC  at
http://www.sec.gov.
------------------

FINANCIAL STATEMENTS
The financial  statements  of the separate  account and American  Skandia Life  Assurance  Corporation  are included in the
Statement of Additional Information.

HOW TO CONTACT US
You can contact us by:
|X|      calling Skandia's Telephone Automated Response System at 1-800-766-4530.
|X|      writing to us via regular mail at American Skandia - Variable Annuities,  P.O. Box 7040,  Bridgeport,  Connecticut
       06601-7040 OR for express mail American  Skandia - Variable  Annuities,  One Corporate Drive,  Shelton,  Connecticut
       06484.  NOTE:  Failure to send mail to the proper  address  may result in a delay in our  receiving  and  processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You can obtain account  information  by calling our automated  response  system and at  www.americanskandia.prudential.com, our Internet  Website.  Our Customer Service  representatives  are also available during business hours to provide you with information  about your account.  You can request certain  transactions  through our telephone voice response  system,  our
Internet  Website  or  through  a  customer  service  representative.  You can  provide  authorization  for a third  party, including your  attorney-in-fact  acting  pursuant to a power of attorney,  to access your account  information and perform certain  transactions  on  your  account.  You  will  need  to  complete  a form  provided  by us  which  identifies  those transactions  that you wish to authorize  via  telephonic  and  electronic  means and whether you wish to authorize a third party to perform  any such  transactions.  Please  note that unless you tell us  otherwise,  we deem that all  transactions that are directed by your  investment  professional  with respect to your Annuity have been  authorized  by you. We require that you or your  representative  provide  proper  identification  before  performing  transactions  over the  telephone or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue  of your  Annuity  or you may  establish  or  change  your  PIN by  calling  our  automated  response  system  and at
www.americanskandia.prudential.com,  our  Internet  Website.  Any third  party  that you  authorize  to  perform  financial transactions on your account will be assigned a PIN for your account.

Transactions  requested  via telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims,  loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons authorized to perform  transactions  on your Annuity  using  verification  methods  which may include a request for your Social  Security number,  PIN or other form of  electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular and/or express mail will be the only means by which we will accept transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are  unavailable  or  delayed.  American  Skandia  reserves  the right to limit,  restrict or  terminate  telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION
Insofar  as  indemnification  for  liabilities  arising  under the  Securities  Act of 1933 (the  "Securities  Act") may be
permitted  to  directors,  officers or persons  controlling  the  registrant  pursuant  to the  foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against public policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this Prospectus,  American Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary  course of business.  American  Skandia and its  affiliates  are involved in pending and  threatened  legal proceedings  in the  normal  course of its  business,  however,  we do not  anticipate  that the  outcome of any such legal proceedings  will have a material  adverse  affect on the  Separate  Account,  or  American  Skandia's  ability to meet its obligations under the Annuity, or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Experts

Legal Experts

Financial Statements

                           APPENDIX A - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

Separate  Account B consists of multiple  Sub-accounts.  Each  Sub-account  invests only in a single  mutual fund or mutual fund  portfolio.  All or some of these  Sub-accounts  are available as investment  options for other variable  annuities we offer pursuant to different prospectuses.

Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for Units in each of the Sub-accounts of Separate  Account B that are being offered  pursuant to this Prospectus;  and (b) the number of
Units outstanding for each such Sub-account as of the dates shown.  Since November 18, 2002, we have been  determining,  on a daily basis,  multiple Unit Prices for each  Sub-account of Separate  Account B. We compute  multiple Unit Prices because several of our  variable  annuities  invest in the same  Sub-accounts,  and these  annuities  deduct  varying  charges that correspond to each combination of the applicable  Insurance Charge,  Distribution  Charge (when applicable) and the charges for each optional  benefit.  Where an asset-based  charge  corresponding to a particular  Sub-account  within a new annuity product is identical to that in the same Sub-account  within an existing  annuity,  the Unit Price for the new annuity will be identical to that of the existing  annuity.  In such cases,  we will for  reference  purposes  depict,  in the condensed financial  information for the new annuity,  Unit Prices of the existing  annuity.  The year in which operations  commenced in each such  Sub-account is noted in parentheses.  To the extent a Sub-account  commenced  operations  during a particular calendar year, the Unit Price as of the end of the period  reflects only the partial year results from the  commencement of operations  until  December  31st  of the  applicable  year.  When a Unit  Price  was  first  calculated  for a  particular
Sub-account,  we set  the  price  of that  Unit  at  $10.00  per  Unit.  Thereafter,  Unit  Prices  vary  based  on  market performance.  Unit Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2004.

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Strong International Equity 1 (1989)
     With No Optional Benefits
     Unit Price                                          $11.00           8.56
     Number of Units                                  2,415,394      2,569,506
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.75           9.95
     Number of Units                                    936,678         90,759
     With GMWB
     Unit Value                                          $12.74              -
     Number of Units                                     17,098              -
     With any two of GRO Plus, EBP or HAV
     Unit Value                                          $12.72           9.95
     Number of Units                                    141,470          6,047
     With any one of EBP or HAV and GMWB
     Unit Value                                           $6.87              -
     Number of Units                                    400,112              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.68              -
     Number of Units                                     13,590              -
     With HAV, EBP and GMWB
     Unit Price                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST William Blair International Growth 2(1997)
     With No Optional Benefits
     Unit Price                                          $13.39           9.72
     Number of Units                                  5,547,558        835,523
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.35           9.72
     Number of Units                                  6,498,151         78,368
     With GMWB
     Unit Value                                          $13.34              -
     Number of Units                                    103,740              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.32           9.71
     Number of Units                                  1,009,679          5,178
     With any one of EBP or HAV and GMWB
     Unit Value                                          $13.86              -
     Number of Units                                     29,434              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.28              -
     Number of Units                                     32,626              -
     With HAV, EBP and GMWB
     Unit Price                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
AST American Century International Growth 3
(1997)
     With No Optional Benefits
     Unit Price                                          $10.48           8.52
     Number of Units                                  2,537,977      2,252,674
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.88           9.69
     Number of Units                                    912,335        116,123
     With GMWB
     Unit Value                                          $11.87              -
     Number of Units                                        810              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.85           9.69
     Number of Units                                    108,175          1,896
     With any one of EBP or HAV and GMWB
     Unit Value                                           $6.68              -
     Number of Units                                    312,768              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.82              -
     Number of Units                                      1,100              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
AST DeAM International Equity 4 (1994)
     With No Optional Benefits
     Unit Price                                          $10.79           8.19
     Number of Units                                  1,201,268        269,995
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.86           9.79
     Number of Units                                    368,945         22,770
     With GMWB
     Unit Value                                          $12.85              -
     Number of Units                                      5,504              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.82              -
     Number of Units                                     24,374              -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $5.65              -
     Number of Units                                     72,406              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.79              -
     Number of Units                                      1,767              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST MFS Global Equity (1999)
     With No Optional Benefits
     Unit Price                                          $11.30           9.04
     Number of Units                                  1,393,001        969,509
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.31           9.87
     Number of Units                                    916,888         32,306
     With GMWB
     Unit Value                                          $12.29              -
     Number of Units                                      4,306              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.27              -
     Number of Units                                     62,490              -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.06              -
     Number of Units                                    308,725              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.24              -
     Number of Units                                      6,069              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
AST PBHG Small-Cap Growth 5 (1994)
     With No Optional Benefits
     Unit Price                                           $9.89           6.92
     Number of Units                                  3,292,593      1,970,250
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.50           9.48
     Number of Units                                  1,059,046         47,261
     With GMWB
     Unit Value                                          $13.49              -
     Number of Units                                      9,676              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.46           9.47
     Number of Units                                    138,936          6,595
     With any one of EBP or HAV and GMWB
     Unit Value                                          $16.82              -
     Number of Units                                     64,850              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.43              -
     Number of Units                                      4,691              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
AST DeAM Small-Cap Growth 6 (1999)
     With No Optional Benefits
     Unit Price                                          $11.13           7.67
     Number of Units                                  1,682,193        639,695
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $14.06           9.71
     Number of Units                                    480,221         12,122
     With GMWB
     Unit Value                                          $14.05              -
     Number of Units                                      1,850              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $14.02           9.71
     Number of Units                                     89,708          1,728
     With any one of EBP or HAV and GMWB
     Unit Value                                           $6.61              -
     Number of Units                                    131,605              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.98              -
     Number of Units                                      3,753              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Federated Aggressive Growth (2000)
     With No Optional Benefits
     Unit Price                                          $12.74           7.64
     Number of Units                                  3,085,373      1,255,415
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $16.40           9.86
     Number of Units                                  2,615,505         63,097
     With GMWB
     Unit Value                                          $16.38              -
     Number of Units                                     37,078              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $16.35           9.86
     Number of Units                                    362,906          4,107
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.06              -
     Number of Units                                     79,226              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $16.30              -
     Number of Units                                     20,181              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
AST Goldman Sachs Small-Cap Value 7 (1997)
     With No Optional Benefits
     Unit Price                                          $12.85           9.26
     Number of Units                                  1,504,296      1,492,775
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.97          10.09
     Number of Units                                    102,500            624
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $16.67              -
     Number of Units                                     73,852              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
AST Gabelli Small-Cap Value 8 (1997)
     With No Optional Benefits
     Unit Price                                          $12.42           9.30
     Number of Units                                 10,183,346      6,141,523
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.43          10.08
     Number of Units                                  5,824,200        209,790
     With GMWB
     Unit Value                                          $13.41              -
     Number of Units                                    100,155              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.39          10.08
     Number of Units                                    767,455         17,411
     With any one of EBP or HAV and GMWB
     Unit Value                                          $13.95              -
     Number of Units                                    275,971              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.35              -
     Number of Units                                     34,978              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST DeAM Small-Cap Value (2002)
     With No Optional Benefits
     Unit Price                                          $10.81           7.66
     Number of Units                                  1,134,865        423,387
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $14.19          10.08
     Number of Units                                    434,509         11,686
     With GMWB
     Unit Value                                          $14.17              -
     Number of Units                                     10,756              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $14.15          10.08
     Number of Units                                     70,597          5,211
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.70              -
     Number of Units                                     22,847              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $14.11              -
     Number of Units                                        879              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
AST Goldman Sachs Mid-Cap Growth 9 (2000)
     With No Optional Benefits
     Unit Price                                          $10.31           7.97
     Number of Units                                  3,027,057      1,273,118
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.75           9.87
     Number of Units                                  2,379,820         66,279
     With GMWB
     Unit Value                                          $12.73              -
     Number of Units                                     37,400              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.71           9.87
     Number of Units                                    365,115          2,488
     With any one of EBP or HAV and GMWB
     Unit Value                                           $3.73              -
     Number of Units                                    175,708              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.68              -
     Number of Units                                     12,201              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
AST Neuberger Berman Mid-Cap Growth 10 (1994)
     With No Optional Benefits
     Unit Price                                           $9.51           7.41
     Number of Units                                  3,415,318      2,175,250
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.18           9.51
     Number of Units                                  1,089,649         44,760
     With GMWB
     Unit Value                                          $12.17              -
     Number of Units                                     16,702              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.15           9.51
     Number of Units                                     96,879          1,311
     With any one of EBP or HAV and GMWB
     Unit Value                                           $6.01  -
     Number of Units                                    294,816  -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.11              -
     Number of Units                                      5,407              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Neuberger Berman Mid-Cap Value 11 (1993)
     With No Optional Benefits
     Unit Price                                          $12.01           8.96
     Number of Units                                  8,530,129      5,118,558
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.34           9.98
     Number of Units                                  4,786,623        163,415
     With GMWB
     Unit Value                                          $13.33              -
     Number of Units                                     87,253              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.31           9.97
     Number of Units                                    610,598         10,745
     With any one of EBP or HAV and GMWB
     Unit Value                                          $13.32              -
     Number of Units                                    370,965              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.27              -
     Number of Units                                     21,843              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Alger All-Cap Growth (2000)
     With No Optional Benefits
     Unit Price                                           $9.07           6.80
     Number of Units                                  2,002,166        658,419
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.45           9.36
     Number of Units                                    636,548          6,409
     With GMWB
     Unit Value                                          $12.43              -
     Number of Units                                     10,356              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.41           9.36
     Number of Units                                    106,376          3,466
     With any one of EBP or HAV and GMWB
     Unit Value                                           $5.84              -
     Number of Units                                     87,326              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.38              -
     Number of Units                                      4,810              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Gabelli All-Cap Value (2000)
     With No Optional Benefits
     Unit Price                                          $10.91           8.17
     Number of Units                                  2,513,413      1,200,225
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.38          10.04
     Number of Units                                    727,500         28,449
     With GMWB
     Unit Value                                          $13.37              -
     Number of Units                                     12,627              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.35          10.04
     Number of Units                                    127,279             88
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.89              -
     Number of Units                                    166,080              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.31              -
     Number of Units                                      1,455              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST T. Rowe Price Natural Resources (1995)
     With No Optional Benefits
     Unit Price                                          $12.59           9.59
     Number of Units                                  2,011,627        724,670
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.67          10.44
     Number of Units                                    433,891          7,378
     With GMWB
     Unit Value                                          $13.66              -
     Number of Units                                     24,634              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.63          10.44
     Number of Units                                     77,245          5,472
     With any one of EBP or HAV and GMWB
     Unit Value                                          $11.23              -
     Number of Units                                      6,747              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.60
     Number of Units                                      1,035
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Alliance Growth 12 (1996)
     With No Optional Benefits
     Unit Price                                           $9.08           7.46
     Number of Units                                  2,098,873      1,869,353
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.34           9.34
     Number of Units                                    717,430         31,105
     With GMWB
     Unit Value                                          $11.32              -
     Number of Units                                      2,206              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.30           9.34
     Number of Units                                    114,477          3,975
     With any one of EBP or HAV and GMWB
     Unit Value                                           $5.72              -
     Number of Units                                    267,109              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.27              -
     Number of Units                                      8,067              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST MFS Growth (1999)
     With No Optional Benefits
     Unit Price                                           $9.16           7.58
     Number of Units                                  4,784,269      2,930,432
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.41           9.47
     Number of Units                                  2,222,614        134,574
     With GMWB
     Unit Value                                          $11.40              -
     Number of Units                                     18,900              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.38           9.46
     Number of Units                                    207,063          2,437
     With any one of EBP or HAV and GMWB
     Unit Value                                           $6.21              -
     Number of Units                                    262,995              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.35              -
     Number of Units                                     10,550              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Marsico Capital Growth (1997)
     With No Optional Benefits
     Unit Price                                          $10.78           8.32
     Number of Units                                 20,138,164     10,144,317
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.30           9.51
     Number of Units                                 14,975,841        457,013
     With GMWB
     Unit Value                                          $12.28              -
     Number of Units                                    215,988              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.26           9.51
     Number of Units                                  2,031,583         30,465
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.16              -
     Number of Units                                    925,591              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.23              -
     Number of Units                                     70,776              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Goldman Sachs Concentrated Growth 13 (1992)
     With No Optional Benefits
     Unit Price                                           $9.45           7.67
     Number of Units                                  2,053,023      1,349,939
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.63           9.46
     Number of Units                                    715,845         41,632
     With GMWB
     Unit Value                                          $11.61              -
     Number of Units                                     17,452              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.59              -
     Number of Units                                     49,620              -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $4.40              -
     Number of Units                                    395,905              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.56              -
     Number of Units                                        242              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST DeAm Large-Cap Growth (2002)
     With No Optional Benefits
     Unit Price                                           $9.95           7.65
     Number of Units                                    716,993        207,816
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.51           9.64
     Number of Units                                    516,012          9,837
     With GMWB
     Unit Value                                          $12.49              -
     Number of Units                                      3,246              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.47           9.64
     Number of Units                                    112,368          3,697
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.85              -
     Number of Units                                     56,053              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.44              -
     Number of Units                                      5,662              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST DeAm Large-Cap Value 14 (2000)
     With No Optional Benefits
     Unit Price                                          $10.78           8.66
     Number of Units                                  1,072,256        664,649
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.39           9.98
     Number of Units                                    583,969         18,250
     With GMWB
     Unit Value                                          $12.38              -
     Number of Units                                      9,674              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.36           9.97
     Number of Units                                     58,333          4,906
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.28              -
     Number of Units                                    137,247              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.32              -
     Number of Units                                      4,412              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Alliance/Bernstein Growth + Value (2001)
     With No Optional Benefits
     Unit Price                                           $9.91           7.99
     Number of Units                                  1,387,072        965,912
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.11           9.79
     Number of Units                                    667,395         11,345
     With GMWB
     Unit Value                                          $12.09              -
     Number of Units                                      5,118              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.07           9.79
     Number of Units                                    115,455            704
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.65              -
     Number of Units                                    154,955              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.04              -
     Number of Units                                      1,041              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Sanford Bernstein Core Value (2001)
     With No Optional Benefits
     Unit Price                                          $11.06           8.76
     Number of Units                                  3,621,862      6,005,922
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.69          10.08
     Number of Units                                  2,277,726        386,259
     With GMWB
     Unit Value                                          $12.67              -
     Number of Units                                     11,518              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.65          10.08
     Number of Units                                    328,567         30,510
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.62              -
     Number of Units                                    216,416              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.62              -
     Number of Units                                     10,893              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Cohen & Steers Realty (1998)
     With No Optional Benefits
     Unit Price                                          $13.63          10.08
     Number of Units                                  3,097,315      1,563,489
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.92          10.33
     Number of Units                                  1,376,696         41,098
     With GMWB
     Unit Value                                          $13.91              -
     Number of Units                                     13,615              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.88          10.32
     Number of Units                                    270,852          6,429
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.47              -
     Number of Units                                      8,884              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.84
     Number of Units                                      8,189
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Sanford Bernstein Managed Index 500 15 (1998)
     With No Optional Benefits
     Unit Price                                          $10.23           8.17
     Number of Units                                  5,442,511      3,662,406

     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.25           9.81
     Number of Units                                  2,209,334         79,915
     With GMWB
     Unit Value                                          $12.24              -
     Number of Units                                     16,957              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.22           9.81
     Number of Units                                    203,573            383
     With any one of EBP or HAV and GMWB
     Unit Value                                           $7.98              -
     Number of Units                                    293,662              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.18              -
     Number of Units                                      4,899              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST American Century Income & Growth 16 (1997)
     With No Optional Benefits
     Unit Price                                          $10.45           8.25
     Number of Units                                  2,115,438      1,751,136
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.50           9.89
     Number of Units                                    846,118         36,829
     With GMWB
     Unit Value                                          $12.48              -
     Number of Units                                      2,386              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.46           9.89
     Number of Units                                    124,008          8,874
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.22              -
     Number of Units                                    195,232              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.43              -
     Number of Units                                      4,612              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Alliance Growth and Income 17 (1992)
     With No Optional Benefits
     Unit Price                                          $10.50           8.06
     Number of Units                                 21,264,670      6,667,373
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.77           9.83
     Number of Units                                 13,386,166        165,588
     With GMWB
     Unit Value                                          $12.76              -
     Number of Units                                    187,011              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.74           9.83
     Number of Units                                  2,029,598          6,100
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.88              -
     Number of Units                                    976,756              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.70              -
     Number of Units                                     69,435              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST MFS Growth with Income (1999)
     With No Optional Benefits
     Unit Price                                           $9.69           8.09
     Number of Units                                  1,421,128      1,053,007
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.60           9.71
     Number of Units                                    556,083         17,242
     With GMWB
     Unit Value                                          $11.58              -
     Number of Units                                     11,154              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.56           9.71
     Number of Units                                     88,557            538
     With any one of EBP or HAV and GMWB
     Unit Value                                           $7.55              -
     Number of Units                                    105,608              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.53              -
     Number of Units                                        552              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST INVESCO Capital Income 18 (1994)
     With No Optional Benefits
     Unit Price                                           $9.83           8.34
     Number of Units                                  2,647,064      2,110,071
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.65           9.90
     Number of Units                                    651,074         30,714
     With GMWB
     Unit Value                                          $11.63              -
     Number of Units                                     21,961              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.61           9.90
     Number of Units                                     90,092          5,934
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.66              -
     Number of Units                                    347,275              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.58              -
     Number of Units                                        332              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST DeAM Global Allocation 19 (1993)
     With No Optional Benefits
     Unit Price                                          $10.24           8.71
     Number of Units                                    898,161        847,517
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.65           9.94
     Number of Units                                    155,865          3,088
     With GMWB
     Unit Value                                          $11.64              -
     Number of Units                                        483              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.62           9.93
     Number of Units                                     34,914             94
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.40              -
     Number of Units                                    303,295              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.58              -
     Number of Units                                      1,169              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST American Century Strategic Balanced (1997)
     With No Optional Benefits
     Unit Price                                          $10.69          $9.14
     Number of Units                                  2,045,205      1,126,058
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.62          $9.97
     Number of Units                                    930,516         15,835
     With GMWB
     Unit Value                                          $11.61              -
     Number of Units                                     18,977              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.59          $9.97
     Number of Units                                     58,741          2,760
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.46              -
     Number of Units                                    196,909              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.56              -
     Number of Units                                     11,783              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST T. Rowe Price Asset Allocation (1994)
     With No Optional Benefits
     Unit Price                                          $11.09           9.09
     Number of Units                                  2,243,566        921,329
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.12           9.96
     Number of Units                                    955,716         21,928
     With GMWB
     Unit Value                                          $12.11              -
     Number of Units                                     27,414              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.09           9.96
     Number of Units                                    160,339            150
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.48              -
     Number of Units                                      2,741              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.05
     Number of Units                                     31,706
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST T. Rowe Price Global Bond 20 (1994)
     With No Optional Benefits
     Unit Price                                          $12.59          11.34
     Number of Units                                  2,962,471      1,739,313
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.42          10.31
     Number of Units                                  1,827,606         36,822
     With GMWB
     Unit Value                                          $11.40              -
     Number of Units                                     24,361              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.38          10.31
     Number of Units                                    279,110          3,700
     With any one of EBP or HAV and GMWB
     Unit Value                                          $13.23              -
     Number of Units                                    148,319              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.35              -
     Number of Units                                     12,591              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Federated High Yield (1994)
     With No Optional Benefits
     Unit Price                                          $11.61           9.71
     Number of Units                                 12,201,163      5,592,940
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.24          10.26
     Number of Units                                  3,684,174         74,022
     With GMWB
     Unit Value                                          $12.23              -
     Number of Units                                     27,535              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.21          10.26
     Number of Units                                    379,114          6,524
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.60              -
     Number of Units                                    346,126              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.17              -
     Number of Units                                     28,237              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Lord Abbett Bond-Debenture (2000)
     With No Optional Benefits
     Unit Price                                          $11.61           9.94
     Number of Units                                  7,751,236      4,146,530
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.92          10.23
     Number of Units                                  4,628,945        162,571
     With GMWB
     Unit Value                                          $11.90              -
     Number of Units                                     42,593              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.88          10.23
     Number of Units                                    624,019          7,474
     With any one of EBP or HAV and GMWB
     Unit Value                                          $11.60              -
     Number of Units                                    423,485              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.85              -
     Number of Units                                     28,346              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST DeAM Bond (2002)
     With No Optional Benefits
     Unit Price                                          $10.87          10.65
     Number of Units                                    535,054        561,446
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $10.34          10.16
     Number of Units                                    209,384         12,055
     With GMWB
     Unit Value                                          $10.33              -
     Number of Units                                      6,981              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $10.31          10.15
     Number of Units                                     26,513            595
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.76              -
     Number of Units                                     58,096              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $10.28              -
     Number of Units                                      2,367              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST PIMCO Total Return Bond (1994)
     With No Optional Benefits
     Unit Price                                          $10.95          10.57
     Number of Units                                 26,287,388     20,544,075
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $10.51          10.17
     Number of Units                                 16,012,778        604,147
     With GMWB
     Unit Value                                          $10.49              -
     Number of Units                                    378,676              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $10.48          10.17
     Number of Units                                  2,192,336         36,236
     With any one of EBP or HAV and GMWB
     Unit Value                                          $12.76              -
     Number of Units                                  1,558,557              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $10.45              -
     Number of Units                                    119,982              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST PIMCO Limited Maturity Bond (1995)
     With No Optional Benefits
     Unit Price                                          $10.51          10.34
     Number of Units                                 15,242,856     11,274,642
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $10.22          10.08
     Number of Units                                  5,152,783        215,314
     With GMWB
     Unit Value                                          $10.21              -
     Number of Units                                     36,640              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $10.19          10.08
     Number of Units                                    636,860         80,547
     With any one of EBP or HAV and GMWB
     Unit Value                                          $11.65              -
     Number of Units                                    329,629              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $10.16              -
     Number of Units                                     35,430              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Money Market (1992)
     With No Optional Benefits
     Unit Price                                           $9.86           9.96
     Number of Units                                 32,730,501     36,255,772
     With any one of GRO Plus, EBP or HAV
     Unit Price                                           $9.86           9.99
     Number of Units                                  7,176,983        999,737
     With GMWB
     Unit Value                                           $9.85              -
     Number of Units                                     81,304              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                           $9.83           9.99
     Number of Units                                  1,118,618         70,899
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.13              -
     Number of Units                                     35,505              -
     With HAV, EBP and GRO Plus
     Unit Price                                           $9.80              -
     Number of Units                                    149,705              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Gartmore Variable Investment Trust - GVIT
Developing Markets 21 (1996)
     With No Optional Benefits
     Unit Price                                          $13.60           8.66
     Number of Units                                  1,763,660        283,466
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $15.56           9.93
     Number of Units                                    415,864         21,816
     With GMWB
     Unit Value                                          $15.54              -
     Number of Units                                     12,503              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $15.52           9.93
     Number of Units                                     44,993            442
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.88              -
     Number of Units                                        843              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $15.47              -
     Number of Units                                      1,871              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Wells Fargo Variable Trust - Equity Income (1999)
     With No Optional Benefits
     Unit Price                                          $10.23           8.25
     Number of Units                                    314,757        196,720
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.26           9.90
     Number of Units                                    251,071         10,707
     With GMWB
     Unit Value                                          $12.25              -
     Number of Units                                      5,900              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.23           9.90
     Number of Units                                     15,983             91
     With any one of EBP or HAV and GMWB
     Unit Value                                          $15.29              -
     Number of Units                                     15,958              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
INVESCO VIF - Dynamics (1999)
     With No Optional Benefits
     Unit Price                                           $9.61           7.09
     Number of Units                                    889,464        543,762
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.12           9.70
     Number of Units                                    634,308         32,635
     With GMWB
     Unit Value                                          $13.11              -
     Number of Units                                      4,848              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.08           9.70
     Number of Units                                     38,518            576
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.05              -
     Number of Units                                      3,083              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
INVESCO VIF - Technology (1999)
     With No Optional Benefits
     Unit Price                                           $7.87           5.50
     Number of Units                                    578,651        293,307
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.35              -
     Number of Units                                      3,695              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
INVESCO VIF - Health Sciences (1999)
     With No Optional Benefits
     Unit Price                                          $10.05           8.00
     Number of Units                                    698,364        475,873
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.93           9.51
     Number of Units                                    381,478          5,444
     With GMWB
     Unit Value                                          $11.91              -
     Number of Units                                      2,077              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.89           9.51
     Number of Units                                     55,867            140
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.85              -
     Number of Units                                      1,330              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
INVESCO VIF - Financial Services (1999)
     With No Optional Benefits
     Unit Price                                          $11.17           8.76
     Number of Units                                    607,265        366,258
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.61           9.92
     Number of Units                                    200,360          1,897
     With GMWB
     Unit Value                                          $12.60              -
     Number of Units                                     20,268              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.58           9.92
     Number of Units                                     50,250            141
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.46              -
     Number of Units                                      1,378              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.54              -
     Number of Units                                        751              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
INVESCO VIF - Telecommunications (1999)
     With No Optional Benefits
     Unit Price                                           $7.63           5.78
     Number of Units                                    191,663         94,004
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.42           9.43
     Number of Units                                     68,278            770
     With GMWB
     Unit Value                                          $12.41              -
     Number of Units                                      1,742              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.39           9.42
     Number of Units                                      8,279            454
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Evergreen VA - International Equity 22 (1999)
     With No Optional Benefits
     Unit Price                                          $11.65           8.15
     Number of Units                                    189,143        113,389
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.78           9.67
     Number of Units                                     76,749          3,669
     With GMWB
     Unit Value                                          $10.45              -
     Number of Units                                        827              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.74              -
     Number of Units                                      6,492              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.64              -
     Number of Units                                     81,555              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.71              -
     Number of Units                                      1,395              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Evergreen VA - Special Equity (1999)
     With No Optional Benefits
     Unit Price                                          $11.12           7.44
     Number of Units                                    815,621        127,728
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $14.69           9.85
     Number of Units                                    293,794         12,520
     With GMWB
     Unit Value                                          $14.67              -
     Number of Units                                      3,620              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $14.65           9.85
     Number of Units                                     58,548            533
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.83              -
     Number of Units                                     23,503              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Evergreen VA - Omega (2000)
     With No Optional Benefits
     Unit Price                                          $10.71           7.78
     Number of Units                                    404,789         39,943
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.21              -
     Number of Units                                     56,002              -
     With GMWB
     Unit Value                                          $13.19              -
     Number of Units                                        283              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.17              -
     Number of Units                                     25,003              -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.97              -
     Number of Units                                     19,658              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.13              -
     Number of Units                                      1,855              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Europe 30 (1999)
     With No Optional Benefits
     Unit Price                                          $10.83           7.93
     Number of Units                                  2,116,400        292,396
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.20           9.70
     Number of Units                                    158,208          2,625
     With GMWB
     Unit Value                                          $13.18              -
     Number of Units                                     13,365              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.16              -
     Number of Units                                     40,636              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $11.09              -
     Number of Units                                      3,060              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Asia 30 (2002)
     With No Optional Benefits
     Unit Price                                          $12.57           7.75
     Number of Units                                    942,605        281,993
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $15.96           9.86
     Number of Units                                    131,276          6,995
     With GMWB
     Unit Value                                          $15.94              -
     Number of Units                                     10,432              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $15.91              -
     Number of Units                                     33,050              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.43              -
     Number of Units                                      1,873              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Japan (2002)
     With No Optional Benefits
     Unit Price                                           $9.03           7.24
     Number of Units                                    426,718         65,845
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.70          10.21
     Number of Units                                     76,553            351
     With GMWB
     Unit Value                                          $12.69              -
     Number of Units                                      1,883              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.67              -
     Number of Units                                     10,769              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Banks (2002)
     With No Optional Benefits
     Unit Price                                          $10.90           8.56
     Number of Units                                     93,067        101,136
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.86          10.13
     Number of Units                                     34,962          3,422
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.83              -
     Number of Units                                      6,833              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.79              -
     Number of Units                                      1,039              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Basic Materials (2002)
     With No Optional Benefits
     Unit Price                                          $10.95           8.46
     Number of Units                                  1,512,864         76,331
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.35          10.34
     Number of Units                                    100,189             12
     With GMWB
     Unit Value                                          $13.33              -
     Number of Units                                      8,054              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.31              -
     Number of Units                                     15,986              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Biotechnology (2001)
     With No Optional Benefits
     Unit Price                                           $9.75           7.09
     Number of Units                                    208,971        130,082
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.53              -
     Number of Units                                        847              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Consumer Cyclical (2002)
     With No Optional Benefits
     Unit Price                                           $9.04           7.25
     Number of Units                                    136,269        128,022
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.66           9.37
     Number of Units                                     30,700          2,426
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.62              -
     Number of Units                                      5,655              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.59              -
     Number of Units                                      3,817              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Consumer Non-Cyclical (2002)
     With No Optional Benefits
     Unit Price                                           $9.64           8.28
     Number of Units                                     58,425        148,446
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.51           9.90
     Number of Units                                     12,720          2,303
     With GMWB
     Unit Value                                          $11.49              -
     Number of Units                                        954              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.67              -
     Number of Units                                      4,737              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Energy (2001)
     With No Optional Benefits
     Unit Price                                          $10.48           8.71
     Number of Units                                  1,225,844        299,833
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.14          10.12
     Number of Units                                    114,553          1,660
     With GMWB
     Unit Value                                          $12.12              -
     Number of Units                                      4,007              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.10              -
     Number of Units                                     25,623              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.07              -
     Number of Units                                      2,434              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Financial (2001)
     With No Optional Benefits
     Unit Price                                          $11.23           8.85
     Number of Units                                    398,159        221,377
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.45           9.84
     Number of Units                                    134,420          2,066
     With GMWB
     Unit Value                                          $12.44              -
     Number of Units                                      1,060              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.42              -
     Number of Units                                     27,402              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Healthcare (2001)
     With No Optional Benefits
     Unit Price                                           $9.17           7.94
     Number of Units                                    707,449        388,508
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.05           9.59
     Number of Units                                    244,228          6,831
     With GMWB
     Unit Value                                          $11.04              -
     Number of Units                                      1,969              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.02              -
     Number of Units                                     56,392              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $10.99              -
     Number of Units                                      2,123              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Industrial (2002)
     With No Optional Benefits
     Unit Price                                          $10.01           7.93
     Number of Units                                    318,339         12,642
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.85              -
     Number of Units                                     20,601              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.81              -
     Number of Units                                      4,507              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Internet (2002)
     With No Optional Benefits
     Unit Price                                          $15.00           8.57
     Number of Units                                    206,876        306,572
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $16.67              -
     Number of Units                                      1,210              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Pharmaceuticals (2002)
     With No Optional Benefits
     Unit Price                                           $8.89           8.56
     Number of Units                                    266,978        136,559
     With any one of GRO Plus, EBP or HAV
     Unit Price                                           $9.97           9.63
     Number of Units                                     77,105          2,545
     With GMWB
     Unit Value                                           $9.96              -
     Number of Units                                      2,871              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                           $9.94              -
     Number of Units                                      6,346              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                           $9.91              -
     Number of Units                                      1,646              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Precious Metals (2002)
     With No Optional Benefits
     Unit Price                                          $13.29           9.70
     Number of Units                                  1,329,806      1,175,651
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $15.44          11.30
     Number of Units                                    390,896         19,964
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $15.39              -
     Number of Units                                     44,664              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $15.35              -
     Number of Units                                      1,458              -
     With HAV, EBP and GMWB
     Unit Value                                          $11.55              -
     Number of Units                                     23,284              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Real Estate (2001)
     With No Optional Benefits
     Unit Price                                          $12.91           9.86
     Number of Units                                    462,906        441,318
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.33          10.20
     Number of Units                                    136,941         12,789
     With GMWB
     Unit Value                                          $13.31              -
     Number of Units                                      3,835              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.29              -
     Number of Units                                     32,970              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP -Semiconductor (2002)
     With No Optional Benefits
     Unit Price                                           $9.51           5.14
     Number of Units                                    423,958         93,241
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $15.93              -
     Number of Units                                      3,475              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Technology (2001)
     With No Optional Benefits
     Unit Price                                           $8.66           6.03
     Number of Units                                    497,972        254,131
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.30              -
     Number of Units                                      6,845              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Telecommunications (2001)
     With No Optional Benefits
     Unit Price                                           $7.21           7.15
     Number of Units                                    398,350        272,408
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $10.08          10.03
     Number of Units                                     47,283          3,642
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $10.05              -
     Number of Units                                     13,783              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Utilities (2001)
     With No Optional Benefits
     Unit Price                                           $9.34           7.83
     Number of Units                                    618,427        521,419
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.63          10.61
     Number of Units                                     93,690          8,871
     With GMWB
     Unit Value                                          $12.62              -
     Number of Units                                      8,137              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.60              -
     Number of Units                                     10,588              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Bull (2002)
     With No Optional Benefits
     Unit Price                                           $9.84           7.97
     Number of Units                                  3,563,562        954,792
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.01           9.75
     Number of Units                                    708,248         10,297
     With GMWB
     Unit Value                                          $12.00              -
     Number of Units                                      1,179              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.98           9.75
     Number of Units                                     58,349            400
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.58              -
     Number of Units                                        427              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.94              -
     Number of Units                                     10,714              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Bear (2001)
     With No Optional Benefits
     Unit Price                                           $8.44          11.38
     Number of Units                                  1,886,515      1,532,543
     With any one of GRO Plus, EBP or HAV
     Unit Price                                           $7.49          10.13
     Number of Units                                    716,467         28,618
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                           $7.47          10.13
     Number of Units                                     36,686          1,514
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.29              -
     Number of Units                                      7,927              -
     With HAV, EBP and GRO Plus
     Unit Price                                           $7.45              -
     Number of Units                                     13,622              -
     With HAV, EBP and GMWB
     Unit Value                                           $9.29              -
     Number of Units                                      7,293              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - UltraBull 23 (2001)
     With No Optional Benefits
     Unit Price                                          $10.20           6.78
     Number of Units                                  1,431,345        297,435
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $14.42           9.61
     Number of Units                                      1,432            245
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - OTC (2001)
     With No Optional Benefits
     Unit Price                                           $9.32           6.45
     Number of Units                                  4,445,234      1,346,852
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.47           9.36
     Number of Units                                    810,005         13,113
     With GMWB
     Unit Value                                          $13.46              -
     Number of Units                                      5,378              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.44              -
     Number of Units                                     34,480              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Short OTC (2002)
     With No Optional Benefits
     Unit Price                                           $6.78          11.00
     Number of Units                                  1,535,439        433,181
     With any one of GRO Plus, EBP or HAV
     Unit Price                                           $6.42          10.43
     Number of Units                                    196,526         15,308
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                           $6.40              -
     Number of Units                                     20,167              -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.49              -
     Number of Units                                      7,708              -
     With HAV, EBP and GRO Plus
     Unit Price                                           $6.38              -
     Number of Units                                     16,907              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - UltraOTC (1999)
     With No Optional Benefits
     Unit Price                                           $7.03           3.53
     Number of Units                                  3,410,589      1,003,123
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $17.30           8.70
     Number of Units                                      5,905            233
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Mid-Cap Value (2002)
     With No Optional Benefits
     Unit Price                                          $10.23           7.66
     Number of Units                                  1,455,513        438,387
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.40          10.06
     Number of Units                                    462,172          4,777
     With GMWB
     Unit Value                                          $13.39              -
     Number of Units                                      4,164              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.36          10.06
     Number of Units                                     99,189          4,799
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.77              -
     Number of Units                                      3,516              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.33              -
     Number of Units                                        916              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Mid-Cap Growth (2002)
     With No Optional Benefits
     Unit Price                                           $9.69           7.70
     Number of Units                                  1,009,867        439,054
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.32           9.82
     Number of Units                                    295,528          1,587
     With GMWB
     Unit Value                                          $12.31              -
     Number of Units                                      2,028              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.28           9.81
     Number of Units                                     47,141          1,583
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.24              -
     Number of Units                                      3,933              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.25              -
     Number of Units                                      1,274              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - UltraMid-Cap (2002)
     With No Optional Benefits
     Unit Price                                           $9.55           5.71
     Number of Units                                  1,112,311        477,953
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $16.46           9.86
     Number of Units                                    136,523          1,673
     With GMWB
     Unit Value                                          $16.44              -
     Number of Units                                      3,746              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $16.41              -
     Number of Units                                     88,028              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $16.37              -
     Number of Units                                        557              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Small-Cap Value (2002)
     With No Optional Benefits
     Unit Price                                           $9.39           7.09
     Number of Units                                  5,144,632        994,778
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.41          10.15
     Number of Units                                  1,218,990         19,019
     With GMWB
     Unit Value                                          $13.39              -
     Number of Units                                     24,769              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.37              -
     Number of Units                                    207,523              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.67              -
     Number of Units                                      4,223              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.33              -
     Number of Units                                     28,687              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Small-Cap Growth (2002)
     With No Optional Benefits
     Unit Price                                          $10.16           7.69
     Number of Units                                  3,868,951        772,260
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.05           9.91
     Number of Units                                  1,289,398         10,572
     With GMWB
     Unit Value                                          $13.04              -
     Number of Units                                     21,997              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.01              -
     Number of Units                                    210,595              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.44              -
     Number of Units                                      2,529              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.98              -
     Number of Units                                     30,164              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - UltraSmall-Cap 24 (1999)
     With No Optional Benefits
     Unit Price                                          $12.04           6.14
     Number of Units                                  1,702,558        212,085
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $19.43              -
     Number of Units                                     13,082              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - U.S. Government Plus (2002)
     With No Optional Benefits
     Unit Price                                          $11.08          11.56
     Number of Units                                    731,470      2,486,854
     With any one of GRO Plus, EBP or HAV
     Unit Price                                           $9.75          10.19
     Number of Units                                    291,892         22,148
     With GMWB
     Unit Value                                           $9.73              -
     Number of Units                                     14,956              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                           $9.72          10.19
     Number of Units                                     32,854            609
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Rising Rates Opportunity (2002)
     With No Optional Benefits
     Unit Price                                           $7.56           8.02
     Number of Units                                  1,817,924        165,792
     With any one of GRO Plus, EBP or HAV
     Unit Price                                           $9.12           9.69
     Number of Units                                    445,486          9,028
     With GMWB
     Unit Value                                           $9.11              -
     Number of Units                                      4,991              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                           $9.09              -
     Number of Units                                     82,598              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                           $9.07              -
     Number of Units                                     10,876              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
First Trust(R)10 Uncommon Values (2000)
     With No Optional Benefits
     Unit Price                                           $9.16           6.80
     Number of Units                                     66,435         19,826
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.17              -
     Number of Units                                        467              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Prudential - SP Jennison International Growth
(2001)
     With No Optional Benefits
     Unit Price                                          $10.97           8.01
     Number of Units                                    516,764         89,806
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.09           9.59
     Number of Units                                    115,375          5,196
     With GMWB
     Unit Value                                          $13.07              -
     Number of Units                                      6,338              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.05              -
     Number of Units                                      5,912              -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $7.54              -
     Number of Units                                     23,909              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

1.       Effective December 10, 2001, Strong Capital Management,  Inc. became Sub-advisor of the Portfolio.  Between May 3,
     1999 and December 10, 2001, A I M Capital  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST
     AIM  International  Equity." Between October 15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as
     Sub-advisor  of the  Portfolio,  then named "AST Putnam  International  Equity."  Prior to October 15, 1996,  Seligman
     Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Equity Portfolio."
2.       Effective  November 11, 2002,  William Blair & Company,  L.L.C.  became  Sub-advisor  of the  Portfolio.  Prior to
     November 11, 2002, Janus Capital  Corporation  served as Sub-advisor of the Portfolio,  then named "AST Janus Overseas
     Growth."
3.       This Portfolio reflects the addition of the net assets of the AST American Century  International Growth Portfolio
     II ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
4.       Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to May 1,
     2002,  Founders Asset  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport."
     Prior to October 15, 1996,  Seligman  Henderson Co.  served as  Sub-advisor  of the  Portfolio,  then named  "Seligman
     Henderson International Small Cap Portfolio."
5.       Effective  September 17, 2001,  Pilgrim Baxter & Associates,  Ltd. became  Sub-advisor of the Portfolio.  Prior to
     September 17, 2001, Janus Capital Corporation served as Sub-advisor of the Portfolio,  then named "AST Janus Small-Cap
     Growth." Prior to December 31, 1998,  Founders  Asset  Management,  LLC served as  Sub-advisor of the Portfolio,  then named "Founders Capital Appreciation Portfolio."
6.       Effective  December 10, 2001,  Deutsche Asset  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to
     December 10, 2001, Zurich Scudder  Investments,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Scudder
     Small-Cap Growth Portfolio".  Prior to May 1, 2001, the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
7.       Effective May 1, 2001, Goldman Sachs Asset Management became  Sub-advisor of the Portfolio.  Prior to May 1, 2001,
     Lord, Abbett & Company Served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
8.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23,
     2000, T. Rowe Price  Associates,  Inc.  served as Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price Small
     Company Value Portfolio."
9.       Effective  November 11, 2002,  Goldman  Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to
     November 11, 2002,  Janus Capital  Corporation  served as Sub-advisor of the Portfolio,  then named "AST Janus Mid-Cap
     Growth."
10.      Effective May 1, 1998,  Neuberger Berman  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1,
     1998, Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
11.      Effective May 1, 1998,  Neuberger Berman  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1,
     1998,  Federated  Investment  Counseling served as Sub-advisor of the Portfolio,  then named "Federated Utility Income
     Portfolio."
12.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December
     31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio, then named "AST Oppenheimer
     Large-Cap Growth Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company Investment  Management,  L.P.
     served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
13.      Effective  November 11, 2002,  Goldman  Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to
     November 11, 2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST JanCap Growth."
14.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to May 1,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
15.      Effective May 1, 2000,  Sanford C. Bernstein & Co., Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1,
     2000,  Bankers Trust Company served as  Sub-advisor of the Portfolio,  then named "AST Bankers Trust Managed Index 500
     Portfolio."
16.      Effective May 3, 1999, American Century Investment Management,  Inc. became Sub-advisor of the Portfolio.  Between
     October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam Value Growth & Income."
17.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Prior to May 1,
     2000,  Lord,  Abbett & Co.  served as  Sub-advisor  of the  Portfolio,  then named "AST Lord Abbett  Growth and Income
     Portfolio."
18.      Effective July 1, 2002, the AST INVESCO Equity Income portfolio changed its name to AST INVESCO Capital Income.
19.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to May 1,
     2002, A I M Capital  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between
     October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam Balanced." Prior to October 15, 1996, Phoenix Investment Counsel,  Inc. served as Sub-advisor of the
     Portfolio, then named "AST Phoenix Balanced Asset Portfolio."
20.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May
     1, 2000,  the name of the Portfolio was changed to the "AST T. Rowe Price Global  Bond".  Effective May 1, 1996,  Rowe
     Price-Fleming  International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens &
     Clark, Inc. served as Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
21.      Effective June 20, 2003,  pursuant to a shareholder  vote, the Emerging Markets  portfolio of Montgomery  Variable
     Series was reorganized into the Developing  Markets  portfolio of Gartmore  Variable  Investment Trust. The Montgomery
     Variable Series - Emerging Markets portfolio no longer exists.
22.      Effective December 5, 2003, pursuant to a shareholder  approval,  the Evergreen VA Global Leaders Portfolio merged into the Evergreen VA International Equity Portfolio.  The Evergreen VA Global Leaders Portfolio no longer exists.
23.      Effective May 1, 2003, the ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP UltraBull to reflect a change in its investment objective.
24.      Prior to May 1, 2000,  ProFund VP  UltraSmall-Cap  was named  "ProFund VP Small Cap" and sought  daily  investment results that corresponded to the performance of the Russell 2000(R)Index.

B-3

                                    APPENDIX B - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection Optional Death Benefit is calculated.  Each example assumes that a $50,000  initial  Purchase  Payment is made.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable  investment  options.  The formula for  determining the Enhanced Beneficiary Protection Optional Death Benefit is as follows:

           Growth =               Account Value of variable             minus         Purchase Payments - proportional
                               investment options plus Interim
                                Value of Fixed Allocations (no
                                         MVA applies)                                           withdrawals

Example with market increase
Assume  that the Owner has made no  withdrawals  and that the Account  Value has been  increasing  due to  positive  market performance.  On the date we  receive  due proof of death,  the  Account  Value is  $75,000.  The basic  Death  Benefit  is calculated as Purchase Payments minus proportional  withdrawals,  or Account Value, which ever is greater.  Therefore,  the basic Death  Benefit is equal to $75,000.  The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is equal to the amount payable under the basic Death Benefit ($75,000) PLUS 40% of the "Growth" under the Annuity.

         Growth   =        $75,000 - [$50,000 - $0]
                  =        $25,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $25,000 * 0.40
                  =        $10,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $85,000

Examples with market decline
Assume that the Owner has made no  withdrawals  and that the Account  Value has been  decreasing  due to declines in market performance.  On the date we  receive  due proof of death,  the  Account  Value is  $45,000.  The basic  Death  Benefit  is calculated as Purchase Payments minus proportional  withdrawals,  or Account Value, which ever is greater.  Therefore,  the basic Death  Benefit is equal to $50,000.  The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is equal to the amount payable under the basic Death Benefit ($50,000) PLUS the "Growth" under the Annuity.

         Growth   =        $45,000 - [$50,000 - $0]
                  =        $-5,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  NO BENEFIT IS PAYABLE

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $50,000

In this example you would  receive no additional  benefit from  purchasing  the Enhanced  Beneficiary  Protection  Optional
Death Benefit.

Example with market increase and withdrawals
Assume that the Account Value has been  increasing due to positive  market  performance  and the Owner made a withdrawal of
$15,000 in Annuity  Year 5 when the  Account  Value was  $75,000.  On the date we receive  due proof of death,  the Account
Value is $90,000.  The basic Death Benefit is calculated as Purchase Payments minus  proportional  withdrawals,  or Account
Value,  which  ever is  greater.  Therefore,  the  basic  Death  Benefit  is equal to  $90,000.  The  Enhanced  Beneficiary
Protection  Optional Death Benefit is equal to the amount  payable under the basic Death Benefit  ($90,000) PLUS 40% of the
"Growth" under the Annuity.

         Growth   =        $90,000 - [$50,000 - ($50,000 * $15,000/$75,000)]
                  =        $90,000 - [$50,000 - $10,000]
                  =        $90,000 - $40,000
                  =        $50,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $50,000 * 0.40
                  =        $20,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $110,000

Examples of Highest Anniversary Value Death Benefit Calculation
The  following  are examples of how the Highest  Anniversary  Value Death Benefit is  calculated.  Each example  assumes an initial  Purchase  Payment of $50,000.  Each  example  assumes  that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account  Value has  generally  been  increasing  due to positive  market  performance  and that no withdrawals  have been made.  On the date we  receive  due proof of death,  the  Account  Value is  $75,000;  however,  the
Anniversary  Value on the 5th  anniversary  of the Issue Date was  $90,000.  Assume as well that the Owner has died  before the Death  Benefit  Target Date.  The Death Benefit is equal to the greater of the Highest  Anniversary  Value or the basic
Death Benefit.  The Death Benefit would be the Highest  Anniversary  Value ($90,000)  because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

Example with withdrawals
Assume that the Account Value has been  increasing due to positive  market  performance  and the Owner made a withdrawal of
$15,000 in Annuity  Year 7 when the  Account  Value was  $75,000.  On the date we receive  due proof of death,  the Account
Value is $80,000;  however,  the  Anniversary  Value on the 5th  anniversary of the Issue Date was $90,000.  Assume as well that the Owner has died before the Death  Benefit  Target  Date.  The Death  Benefit is equal to the greater of the Highest
Anniversary Value or the basic Death Benefit.

Highest Anniversary Value  = $90,000 - [$90,000 * $15,000/$75,000]
                                    = $90,000 - $18,000
                                    = $72,000

Basic Death Benefit                 = max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                                    = max [$80,000, $40,000]
                                    = $80,000

Example with death after Death Benefit Target Date
Assume that the Owner's  Account  Value has  generally  been  increasing  due to positive  market  performance  and that no withdrawals  had been made prior to the Death  Benefit  Target  Date.  Further  assume  that the Owner dies after the Death
Benefit  Target Date,  when the Account Value is $75,000.  The Highest  Anniversary  Value on the Death Benefit Target Date
was $80,000;  however,  following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a  withdrawal  of $5,000  when the  Account  Value was  $70,000.  The Death  Benefit  is equal to the  greater of the
Highest  Anniversary  Value plus Purchase  Payments minus  proportional  withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Anniversary Value  = $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                                    = $80,000 + $15,000 - $6,786
                                    = $88,214

Basic Death Benefit                 = max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) * $5,000/$70,000}]
                                    = max [$75,000, $60,357]
                                    = $75,000

Examples of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Calculation
The following are examples of how the  Combination 5% Roll-Up and Highest  Anniversary  Value Death Benefit are calculated.
Each example  assumes an initial  Purchase  Payment of $50,000.  Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account  Value has  generally  been  increasing  due to positive  market  performance  and that no withdrawals  have been made.  On the 7th  anniversary  of the Issue Date we receive  due proof of death,  at which time the
Account Value is $75,000;  however,  the Anniversary Value on the 5th anniversary of the Issue Date was $90,000.  Assume as well that the Owner has died  before  the Death  Benefit  Target  Date.  The  Roll-Up  Value is equal to  initial  Purchase
Payment  accumulated  at 5% for 6 years,  or $67,005.  The Death  Benefit is equal to the  greatest  of the Roll-Up  Value,
Highest  Anniversary Value or the basic Death Benefit.  The Death Benefit would be the Highest  Anniversary Value ($90,000)
because it is greater than both the Roll-Up  Value  ($67,005)  and the amount that would have been payable  under the basic
Death Benefit ($75,000).

Example with withdrawals
Assume that the Owner made a  withdrawal  of $5,000 on the 6th  anniversary  of the Issue Date when the  Account  Value was
$45,000.  The Roll-Up Value on the 6th anniversary of the Issue Date is equal to initial  Purchase  Payment  accumulated at
5% for 6 years,  or $67,005.  The 5%  Dollar-for-Dollar  Withdrawal  Limit for the 7th  annuity  year is equal to 5% of the
Roll-Up Value as of the 6th  anniversary of the Issue Date, or $3,350.  Therefore,  the remaining  $1,650 of the withdrawal results in a  proportional  reduction to the Roll-Up Value.  On the 7th  anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000;  however,  the Anniversary  Value on the 2nd anniversary of the Issue
Date was  $70,000.  Assume as well that the Owner has died  before the Death  Benefit  Target  Date.  The Death  Benefit is
equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

Roll-Up Value                       = {($67,005 - $3,350) - [($67,005 - $3,350) * $1,650 / ($45,000 - $3,350)]} * 1.05
                                    = ($63,655 - $2,522) * 1.05
                                    = $64,190

Highest Anniversary Value  = $70,000 - [$70,000 * $5,000 / $45,000]
                                    = $70,000 - $7,778
                                    = $62,222

Basic Death Benefit                 = max [$43,000, $50,000 - ($50,000 * $5,000 / $45,000)]
                                    = max [$43,000, $44,444]
                                    = $44,444

Example with death after Death Benefit Target Date
Assume that the Owner has not made any  withdrawals  prior to the Death Benefit Target Date.  Further assume that the Owner dies after the Death  Benefit  Target  Date,  when the Account  Value is $75,000.  The Roll-Up  Value on the Death  Benefit
Target Date (the contract  anniversary  on or following  the Owner's 80th  birthday) is equal to initial  Purchase  Payment accumulated at 5% for 10 years,  or $81,445.  The Highest  Anniversary  Value on the Death Benefit Target Date was $85,000;
however,  following  the Death  Benefit  Target  Date,  the Owner made a Purchase  Payment of $15,000 and later had taken a withdrawal  of $5,000  when the  Account  Value was  $70,000.  The Death  Benefit is equal to the  greatest  of the Roll-Up
Value,  Highest  Anniversary  Value or the basic Death  Benefit as of the Death  Benefit  Target  Date;  each  increased by subsequent purchase payments and reduced proportionally for subsequent withdrawals.

Roll-Up Value                       = $81,445 + $15,000 - [($81,445 + 15,000) * $5,000/$70,000]
                                    = $81,445 + $15,000 - $6,889
                                    = $89,556

Highest Anniversary Value  = $85,000 + $15,000 - [($85,000 + 15,000) * $5,000/$70,000]
                                    = $85,000 + $15,000 - $7,143
                                    = $92,857

Basic Death Benefit                 = max [$75,000, $50,000 + $15,000 - {($50,000 + $15,000) * $5,000 / $70,000}]
                                    = max [$75,000, $60,357]
                                    = $75,000

                                    APPENDIX C - Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

===========================================================================================================================
American Skandia's Plus40(TM)Optional Life Insurance Rider was offered, in those states where approved, between January 17,
2002 and May 1, 2003.  The description below of the Plus40(TM)benefit applies to those Contract Owners who purchased an
Annuity during that time period and elected the Plus40(TM)benefit.
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general  account and is not subject to, or  registered  as a security  under,  either the
Securities  Act of 1933 or the  Investment  Company  Act of 1940.  Information  about the  Plus40(TM)rider is included as an
Appendix to this Prospectus to help you understand the Rider and the  relationship  between the Rider and the value of your
Annuity.  It is also included because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission  has not reviewed this  information.  However,  the  information  may be subject to certain generally applicable provisions of the Federal securities laws regarding accuracy and completeness.
---------------------------------------------------------------------------------------------------------------------------

The  income  tax-free  life  insurance  payable to your  Beneficiary(ies)  under the  Plus40(TM)rider is equal to 40% of the
Account Value of your Annuity as of the date we receive due proof of death,  subject to certain  adjustments,  restrictions and limitations described below.

ELIGIBILITY
The Plus40(TM)rider may be purchased  as a rider on your  Annuity.  The Rider must cover those  persons upon whose death the
Annuity's death benefit  becomes payable - the Annuity's owner or owners,  or the Annuitant (in the case of an entity owned
Annuity).  If the Annuity has two Owners,  the Rider's death  benefit is payable upon the first death of such  persons.  If the  Annuity is owned by an entity,  the  Rider's  death  benefit is  payable  upon the death of the  Annuitant,  even if a
Contingent Annuitant is named.

The  minimum  allowable  age to  purchase  the  Plus40(TM)rider is 40;  the  maximum  allowable  age is 75.  If the Rider is purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not available to purchasers who use their Annuity as a funding  vehicle for a Tax Sheltered  Annuity (or 403(b)) or as a funding vehicle for a qualified plan under Section 401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the effective  date of the Plus40(TM)rider  (generally,  the Issue
         Date of your Annuity),  the death benefit will be limited to the amount of any charges paid for the Rider while it was in effect.  While we will return the charges you have paid during the applicable  period as the death benefit, your  Beneficiary(ies)  will receive no additional life insurance benefit from the Plus40(TM)rider if you die within
                                                 ----------
         24 months of its effective date.

|X|      If you make a Purchase  Payment  within 24 months prior to the date of death,  the Account Value used to determine the  amount of the death  benefit  will be reduced by the  amount of such  Purchase  Payment(s).  If we reduce the death benefit payable under the Plus40(TM)rider based on this provision,  we will return 50% of any charges paid for the Rider based on those Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply  Credits to your Annuity  based on Purchase  Payments,  such Credits are treated as Account  Value for purposes of determining  the death benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to
         Purchase  Payments  made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death benefit will be reduced by the amount of such Credits.  If we reduce the death benefit payable under the Plus40(TM)rider based on this  provision,  we will return 50% of any charges  paid for the Rider based on such Credits as an additional amount included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as  defined in the  Rider) and elect to receive a portion of the  Plus40(TM)rider's death benefit under the Accelerated Death Benefit provision,  the amount that will be payable under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If charges  for the  Plus40(TM)rider are due and are unpaid as of the date the death  benefit is being  determined, such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the Plus40(TM)rider is  misstated,  we will adjust any coverage  under the
         Rider to conform to the facts.  For example,  if, due to the  misstatement,  we overcharged you for coverage under the Rider,  we will add any  additional  charges paid to the amount payable to your  Beneficiary(ies).  If, due to the  misstatement,  we  undercharged  you for  coverage  under the  Rider,  we will  reduce  the death  benefit in proportion  to the  charges  not paid as  compared  to the  charges  that  would  have been paid had there been no misstatement.

|X|      On or after an Owner  reaches  the expiry date of the Rider (the  anniversary  of the  Annuity's  Issue Date on or immediately after the 95th birthday),  coverage will terminate.  No charge will be made for an Owner following the expiry date. If there are two Owners,  the expiry date applies separately to each Owner;  therefore,  coverage may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death Benefit  Amount based on the Purchase  Payments  applied to your Annuity.
The Plus40(TM)rider may also be subject to a Per Life  Maximum  Benefit  that is based on all amounts paid under any annuity
                                                                                                                 ---
contract we issue to you under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum Death Benefit  Amount is 100% of the Purchase  Payments  increasing at 5% per year  following the date
             -----------------------------
         each Purchase  Payment is applied to the Annuity until the date of death. If Purchase  Payments are applied to the
         Annuity  within 24 months prior to the date of death,  the Maximum Death Benefit Amount is decreased by the amount of such Purchase Payments.

|X|      The Per Life Maximum  Benefit  applies to Purchase  Payments  applied to any such annuity  contracts  more than 24
             -------------------------
         months from the date of death that exceed  $1,000,000.  If you make Purchase Payments in excess of $1,000,000,  we will reduce the aggregate death benefit  payable under all Plus40(TM)riders,  or similar riders issued by us, based on the combined  amount of Purchase  Payments in excess of  $1,000,000  multiplied by 40%. If the Per Life Maximum
         Benefit  applies,  we will reduce the amount payable under each  applicable  Plus40(TM)rider on a pro-rata basis. If the Per Life  Maximum  Benefit  applies  upon your death,  we will return any excess  charges that you paid on the portion of your  Account  Value on which no benefit is payable.  The Per Life  Maximum  Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill,  you may request that a portion of the death  benefit  payable  under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your death.  Subject to our requirements and where allowed by law, we will make a one time,  lump sum  payment.  Our  requirements  include  proof  satisfactory  to us, in  writing,  of terminal illness after the Rider's Effective Date.

The maximum we will pay,  before any  reduction,  is the lesser of 50% of the Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining  death benefit  is  reduced by the  prepaid  amount  accumulating  at an  annualized  interest  rate of 6.0%.  Eligibility  for an accelerated  payout of a portion of your Plus40(TM)rider death  benefit may be more  restrictive  than any  medically-related surrender provision that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The Plus40(TM)rider has a current  charge and a  guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a  percentage  of your Account  Value as of the  anniversary  of the Issue Date of your  Annuity.  The  applicable percentages  differ based on the attained  age,  last birthday of the Owner(s) or Annuitant (in the case of an entity owned
Annuity)  as of the date the charge is due.  We reserve the right to change the  current  charge,  at any time,  subject to regulatory  approval where  required.  If there are two Owners,  we calculate the current charge that applies to each Owner individually  and deduct the  combined  amount as the charge  for the Rider.  There is no charge  based on a person's  life after  coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and  coverage will continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge  for the  Plus40(TM)rider may also be  subject to a  guaranteed  maximum  charge  that will apply if the  current charge,  when applied to the Account Value,  exceeds the guaranteed  maximum charge. The guaranteed maximum charge is based on a charge per $1,000 of insurance.

We  determine  the charge for the Rider  annually,  in  arrears.  We deduct the charge:  (1) upon your  death;  (2) on each anniversary  of the Issue Date;  (3) on the date that you begin  receiving  annuity  payments;  (4) if you  surrender  your
Annuity other than a  medically-related  surrender;  or (5) if you choose to terminate the Rider.  If the Rider  terminates for any of the  preceding  reasons on a date other than the  anniversary  of the Annuity's  Issue Date,  the charge will be prorated.  During the first year after the  Annuity's  Issue Date,  the charge will be prorated from the Issue Date. In all subsequent years, the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual charge through a redemption  from your Annuity's  Account Value or through funds other than those within the Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual  charge from your Annuity's Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge  through a redemption of your  Annuity's  Account  Value,  the  withdrawal  will be treated as a taxable  distribution,  and will  generally  be subject to  ordinary  income tax on the amount of any investment  gain  withdrawn.  If you are under age 59 1/2, the  distribution  may also be subject to a 10% penalty on any gain  withdrawn,  in addition to ordinary income taxes. We first deduct the amount of the charge pro-rata from the  Account  Value in the  variable  investment  options.  We only  deduct  the  charge  pro-rata  from the Fixed
         Allocations  to the extent  there is  insufficient  Account  Value in the variable  investment  options to pay the charge.

|X|      If you elect to pay the charge  through funds other than those from your Annuity,  we require that payment be made electronically  in U.S.  currency  through a U.S.  financial  institution.  If you elect to pay the charge through electronic  transfer of funds and payment has not been  received  within 31 days from the due date, we will deduct the charge as a redemption from your Annuity, as described above.

TERMINATION
You can terminate the Plus40(TM)rider at any time. Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will terminate  automatically  on the date your Account Value is applied to begin  receiving  annuity  payments,  on the date you  surrender  the Annuity  or, on the expiry date with  respect to such person  who  reaches  the  expiry  date.  We may also  terminate  the  Plus40(TM)rider,  if  necessary,  to comply  with our interpretation  of the Code and  applicable  regulations.  Once  terminated,  you may not reinstate your coverage under the
Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in ownership and annuitant  designations  under the Annuity may result in changes in eligibility  and charges under the Plus40(TM)rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead of taking  the  Annuity's  Death  Benefit.
However,  regardless  of whether a spousal  beneficiary  assumes  ownership of the  Annuity,  the death  benefit  under the
Plus40(TM)rider will be paid despite the fact that the Annuity will  continue.  The spousal  beneficiary  can apply the death benefit proceeds under the Plus40(TM)rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity contract or use the death  benefit  proceeds  for any other  purpose.  Certain  restrictions  may apply to an Annuity that is used as a qualified  investment.  Spousal  beneficiaries  may also be  eligible  to purchase  the  Plus40(TM)rider,  in which case the
Annuity's  Account  Value,  as of the date the  assumption is effective,  will be treated as the initial  Purchase  Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The Plus40(TM)rider was designed to qualify as a life  insurance  contract  under the Code.  As life  insurance,  under most circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an Individual  Retirement  Annuity  (IRA),  we consider the Plus40(TM)rider to be outside of your  IRA,  since  premium  for the Rider is paid for  either  with  funds  outside  of your  Annuity  or with  withdrawals previously subject to tax and any applicable tax penalty.

We believe  payments under the  accelerated  payout  provision of the Rider will meet the  requirements of the Code and the regulations  in order to qualify as tax-free  payments.  To the extent  permitted by law, we will change our  procedures in relation to the Rider,  or the  definition  of  terminally  ill,  or any other  applicable  term in order to  maintain  the tax-free status of any amounts paid out under the accelerated payout provision.

                         APPENDIX D - SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

Some of the provisions of the Annuity are different for contracts offered to residents of the State of New York.

EXPENSE EXAMPLES
The Expense  Examples  provided in the Prospectus  reflect charges that are higher than those for residents of the State of
New York.  The examples  reflect the Insurance  Charge,  Contingent  Deferred Sales Charges (when  applicable),  the Annual
Maintenance  Fee (when  applicable),  the charges  deducted by the  underlying  Portfolios,  as well as the charges for the optional  benefits that are offered under the Annuity.  The  Contingent  Deferred  Sales Charge and the Annual  Maintenance
Fee  applicable  to  residents  of the State of New York are  lower  than  those in the  Prospectus.  Therefore,  the total expenses for residents of the State of New York will be lower.

INVESTMENT OPTIONS

WHAT ARE THE FIXED INVESTMENT OPTIONS?
The State of New York does not allow a Guarantee Period to exceed ten years in duration.  Additionally, the interest rate we credit to the Fixed Allocation is subject to a minimum.

FEES AND CHARGES

Contingent Deferred Sales Charge:  The CDSC percentages for residents of the State of New York are shown below.

                           ------------------ ------------- ------------- ------------ ------------- -------------

                           YEARS                   1             2             3            4             5+
                           ------------------ ------------- ------------- ------------ ------------- -------------
                           ------------------ ------------- ------------- ------------ ------------- -------------

                           CHARGE (%)             7.0%          6.0%         5.0%          4.0%          0.0%
                           ------------------ ------------- ------------- ------------ ------------- -------------

Annual  Maintenance Fee: During the  accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee
for residents of the State of New York is $30.00 or 2% of your Account Value invested in the variable  investment  options, whichever  is less.  This fee will be deducted  annually on the  anniversary  of the Issue Date of your  Annuity or, if you surrender your Annuity  during the Annuity Year,  the fee is deducted at the time of surrender.  We may increase the Annual
Maintenance Fee.  However, any increase will only apply to Annuities issued after the date of the increase.

Tax Charges: For New York contracts a charge for taxes may also be assessed against the Sub-accounts.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial Purchase  Payment of $10,000.  However,  if you decide to make payments  under a systematic  investment  or "bank  drafting"  program,  we will accept a lower  initial  Purchase  Payment provided that,  the first Purchase  Payment is at least $2,000 and within the first Annuity Year, you make at least $10,000 in total Purchase Payments.

Owner,  Annuitant  and  Beneficiary  Designations:  For  contracts  issued  in the State of New York,  the  designation  of contingent Owner is not allowed.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
The following condition has been removed:
                                 -------
|X|      A new Annuitant subsequent to the Annuity Date if the annuity option selected includes a life contingency.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
For New York  contracts  you may exercise  your right to return the Annuity  within 21 days of receipt of the Annuity.  The amount to be refunded  for New York  contracts  is the Account  Value as of the date we receive  your request to cancel the
Annuity.  Notice  received by mail is  effective as of the date of the  postmark.  If the Annuity is returned to the agent, the effective date is the date the Annuity is received by the agent.

MANAGING YOUR ACCOUNT VALUE

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
For New York contracts we require a minimum amount of $500 in each  Sub-account  you allocate  Account Value to at the time of  any  allocation  or  transfer.  Your  transfer  request  must  be In  Writing.  For  New  York  contracts,  a  specific authorization  form  MUST be  completed  which  authorizes  us to  accept  transfers  via phone or  through  means  such as electronic mail.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?

MVA Formula
The MVA formula is applied  separately to each Fixed  Allocation to determine the Account Value of the Fixed  Allocation on a particular date.  The formula for residents of the State of New York is as follows:

                                                   [(1+I) / (1+J)]N/365

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
We will notify you of the  Guarantee  Periods  available as of the date of such notice,  at least 45 days and not more than
60 days prior to the  Maturity  Date.  No MVA applies to any amounts  allocated  to a particular  Fixed  Allocation  if you withdraw  all or part of the  Account  Value in such  Fixed  Allocation  within 30 days of  maturity.  If you are age 55 or older you may invest in a Fixed Allocation with a Guarantee Period of less than five years.

ACCESS TO ACCOUNT VALUE

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
The Minimum  Distribution  provision is only  available  for annuities  issued under Section  403(b) of the IRS Code or for
IRA's where Minimum Distributions are required.  Minimum Distributions are not available for any other contracts.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
The Annuity Date must be the first or the  fifteenth  day of a calendar  month and must not be less than one year after the
Issue  Date of the  Annuity.  However,  for New  York  contracts,  if the  contract's  accumulated  value,  at the  time of annuitization,  is less than $2,000,  or would provide an income,  the initial  amount of which is less than $20 per month, in lieu of  commencing  the  annuity  payments,  we reserve  the right to cancel the  Annuity  and pay you the total of the
Account Value.

For New York contracts the Annuity Date may not exceed the first day of the calendar month following the  Annuitant's  90th birthday.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
This benefit is not available to residents of the State of New York.

DEATH BENEFIT

Optional Death Benefits

===========================================================================================================================
None of the  optional  Death  Benefits  described  in the  Prospectus  are offered to  residents  of the State of New York.
However,  the Highest  Anniversary  Value Optional Death Benefit  described below is available to purchasers of the Annuity
                                                                                  --
who are residents of the State of New York.
===========================================================================================================================

If the Annuity has one Owner,  the Owner must be age 80 or less at the time the Highest  Anniversary  Value  Optional Death
Benefit is  purchased.  If the Annuity has joint  Owners,  the oldest Owner must be age 80 or less. If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary on or after the 80th birthday of the current Owner, the
             -------------------------
     oldest of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest Anniversary Value equals the highest of all previous  "Anniversary Values" on or before the earlier of
             -------------------------
     the Owner's date of death and the "Death Benefit Target Date".

|X|      The  Anniversary  Value is the Account  Value as each  anniversary  of the Issue Date plus the sum of all Purchase
              ------------------
     Payments on or after such  anniversary  less the sum of all  "Proportional  Reductions"  since such  anniversary.  The
     Anniversary Value on the Issue Date is equal to your Purchase Payment.

|X|      A  Proportional  Reduction  is a reduction  to the value  being  measured  caused by a  withdrawal,  equaling  the
            -----------------------
     percentage of the withdrawal as compared to the Account Value as of the date of the withdrawal.  For example,  if your
     Account Value is $10,000 and you withdraw $2,000 (a 20%  reduction),  we will reduce both your  Anniversary  Value and the amount determined by Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the Sub-accounts as of the date we receive in writing "due proof of death"; and

2.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account Value as of the date we receive in writing "due proof of death"; and
2.       the Highest  Anniversary Value on the Death Benefit Target Date plus the sum of all Purchase Payments less the sum of all Proportional Reductions since the Death Benefit Target Date.

Charges for Highest Anniversary Value Death Benefit
If you purchase the Highest  Anniversary  Value  Optional  Death  Benefit,  an annual charge of 0.15% is deducted from your
Annuity's  Account  Value.  The charge will be based on the current  Death  Benefit  under the  Highest  Anniversary  Value
Optional  Death  Benefit as of the date the charge is  deducted.  The  charge is  deducted  in  addition  to the  Insurance
Charge.  The charge is deducted in arrears on each  anniversary  of the Issue Date of the Annuity or, if you  terminate the
Optional Death Benefit or surrender your Annuity, on the date the termination or surrender is effective.

PLUS40(TM)OPTIONAL LIFE INSURANCE RIDER

This benefit was never available to residents of the State of New York.

TAX CONSIDERATIONS

Minimum Distribution Requirements and Payment Option
For New York contracts the Minimum  Distribution  provision is only available for annuities  issued under Section 403(b) of the IRS Code or for IRA's where  Minimum  Distributions  are  required.  Minimum  Distributions  are not  available for any other contracts.

STATEMENT OF ADDITIONAL INFORMATION

Deferral of  Transactions:  For New York  contracts,  if we defer a distribution or transfer from any fixed annuity payment for more than ten days,  we pay  interest  using our then current  crediting  rate. A minimum rate may be required for this purpose, which is not less than 3% per year on the amount deferred.

Modification:  In addition to obtaining  prior  approval  from the  insurance  department  of our state of domicile  before making such a combination,  substitution,  deletion or addition, we will also obtain prior approval from the Superintendent of Insurance for New York.

Misstatement of Age or Sex:
If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit are based, we make adjustments to conform to the facts.  As to annuity payments:  (a) any underpayments by us will be remedied on the next payment following correction; (b) any overpayments by us will be charged against future amounts payable by us under your Annuity; and (c) as to any annuity payments, we shall credit or charge interest using our then current crediting rate for this purpose, which is not greater than 6% interest per year, calculated from the date of any underpayment or overpayment to the date actual payment is made.

                  APPENDIX E - DESCRIPTION AND CALCULATION OF PREVIOUSLY OFFERED OPTIONAL DEATH BENEFITS

If you  purchased  your Annuity  before  November 18, 2002 and were not a resident of the State of New York,  the following optional death benefits were offered:

Enhanced Beneficiary Protection Optional Death Benefit

The Enhanced  Beneficiary  Protection Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available  to your  Beneficiary  to pay taxes on your  Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The Enhanced  Beneficiary  Protection  Optional  Death Benefit  provides a benefit that is payable in addition to the basic
Death  Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the  Annuity  has joint  Owners,  the oldest  Owner  must be age 75 or less.  If the  Annuity  is owned by an  entity,  the
Annuitant must be age 75 or less.

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above;

         PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

"Death Benefit  Amount"  includes your Account Value and any amounts added to your Account Value under the Annuity's  basic
-----------------------
Death  Benefit  when the Death  Benefit is  calculated.  Under the basic Death  Benefit,  amounts are added to your Account
Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

"Proportional  withdrawals"  are determined by calculating the percentage of your Account Value that each prior  withdrawal
---------------------------
represented when withdrawn.

---------------------------------------------------------------------------------------------------------------------------
The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is subject  to a maximum of 50% of all  Purchase  Payments applied  to the  Annuity at least 12 months  prior to the death of the  decedent  that  triggers  the  payment of the Death
Benefit.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Please refer to the section entitled "Tax  Considerations"  for a discussion of special tax  considerations  for purchasers of this benefit.
---------------------------------------------------------------------------------------------------------------------------

NOTE: You may not elect the Enhanced  Beneficiary  Protection Optional Death Benefit if you have elected any other Optional
Death Benefit.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner,  the Owner must be age 80 or less at the time the optional  Death  Benefit is  purchased.  If the  Annuity  has joint  Owners,  the oldest  Owner  must be age 80 or less.  If the  Annuity  is owned by an  entity,  the
Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary on or after the 80th birthday of the current Owner, the
             -------------------------
     oldest of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest Anniversary Value equals the highest of all previous  "Anniversary Values" on or before the earlier of
             -------------------------
     the Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each  anniversary of the Issue Date plus the sum of all Purchase
             ------------------
     Payments on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each increasing daily until the
              Owner's date of death at a rate of 5.0%,  subject to a limit of 200% of the difference between the sum of all
              Purchase Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing "due proof of death" (an MVA may be  applicable to amounts in any Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all Purchase  Payments less the sum of all Proportional Reductions since the Death Benefit Target Date.

Annuities with joint Owners
For Annuities  with Joint  Owners,  the Death Benefit is calculated as shown above except that the age of the oldest of the
Joint Owners is used to determine the Death  Benefit  Target Date.  NOTE:  If you and your spouse own the Annuity  jointly, we will pay the Death  Benefit to the  Beneficiary.  If the sole primary  Beneficiary  is the  surviving  spouse,  then the surviving  spouse can elect to assume  ownership of the Annuity and continue  the contract  instead of receiving  the Death
Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death Benefit  Target Date.  Payment of the Death Benefit is based on the death of the Annuitant (or
Contingent Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit and the Guaranteed Minimum Death Benefit at
any time.  Upon  termination,  you will be required to pay a pro-rata  portion of the annual  charge for the benefit.  Both optional  Death  Benefits  will  terminate  automatically  on the Annuity Date.  We may also  terminate any optional  Death
Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge  from  your  Account  Value if you  elect to  purchase  either  optional  Death  Benefit.  The  Enhanced
Beneficiary  Protection  Death Benefit costs 0.25% of Account Value.  The  Guaranteed  Minimum Death Benefit costs 0.30% of the current  Death  Benefit.  The charges for these death  benefits are deducted in arrears  each Annuity  Year.  No charge applies after the Annuity Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

If you surrender the Annuity,  elect to begin receiving  annuity  payments or terminate the benefit on a date other than an anniversary  of the Issue Date,  the charge will be prorated.  During the first year after the Issue Date,  the charge will be prorated from the Issue Date. In all  subsequent  years,  it would be prorated  from the last  anniversary  of the Issue
Date.

We first deduct the amount of the charge  pro-rata  from the Account  Value in the  variable  investment  options.  We only deduct the charge  pro-rata from the Fixed  Allocations to the extent there is  insufficient  Account Value in the variable investment  options to pay the charge.  If your Annuity's  Account Value is insufficient  to pay the charge,  we may deduct your remaining  Account Value and terminate your Annuity.  We will notify you if your Account Value is  insufficient to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax  Considerations" for additional  considerations in relation to the optional Death
Benefit.

ADDITIONAL CALCULATIONS
-----------------------

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection Optional Death Benefit is calculated.  Each example assumes that a $50,000 initial Purchase  Payment is made and that no withdrawals are made prior to the Owner's death.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account  Value is  maintained  in the variable investment options.

Example with market increase
Assume that the Owner's Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the  Account  Value is  $75,000.  The basic  Death  Benefit  is  calculated  as  Purchase  Payments  minus proportional  withdrawals,  or Account  Value,  which  ever is  greater.  Therefore,  the basic  Death  Benefit is equal to
$75,000.  The Enhanced  Beneficiary  Protection Optional Death Benefit is equal to the amount payable under the basic Death
Benefit ($75,000) PLUS 50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been  decreasing due to declines in market  performance.  On the date we receive due proof of death,  the Account  Value is $45,000.  The basic  Death  Benefit is  calculated  as Purchase  Payments  minus proportional  withdrawals,  or Account  Value,  which  ever is  greater.  Therefore,  the basic  Death  Benefit is equal to
$50,000.  The Enhanced  Beneficiary  Protection Optional Death Benefit is equal to the amount payable under the basic Death
Benefit ($50,000) PLUS 50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would  receive no  additional  benefit from  purchasing  the Enhanced  Beneficiary  Protection
         Optional Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The  following  are examples of how the  Guaranteed  Minimum  Death  Benefit is  calculated.  Each  example  assumes that a
$50,000  initial  Purchase  Payment is made and that no  withdrawals  are made prior to the  Owner's  death.  Each  example assumes that there is one Owner who is age 50 on the Issue Date and that all Account  Value is  maintained  in the variable investment options.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance.  On the date we receive  due proof of death,  the Account  Value is  $90,000.  The  Highest  Anniversary  Value at the end of any  previous period is  $72,000.  The Death  Benefit  would be the  Account  Value  ($90,000)  because  it is greater  than the  Highest
Anniversary Value ($72,000) or the sum of prior Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's  Account Value generally  increased  until the fifth  anniversary but generally has been decreasing since the fifth  contract  anniversary.  On the date we receive  due proof of death,  the  Account  Value is  $48,000.  The
Highest  Anniversary  Value at the end of any  previous  period is  $54,000.  The Death  Benefit  would be the sum of prior
Purchase  Payments  increased  by 5.0%  annually  ($73,872.77)  because it is greater  than the Highest  Anniversary  Value
($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account  Value  increased  significantly  during the first six years  following the Issue Date. On the sixth  anniversary  date the Account Value is $90,000.  During the seventh Annuity Year, the Account Value increases to as high as $100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death  Benefit would  be the  Highest  Anniversary  Value  at the end of any  previous  period  ($90,000),  which  occurred  on the  sixth anniversary,  although  the  Account  Value was higher  during the  subsequent  period.  The  Account  Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior  Purchase  Payments  increased by 5.0% annually
($73,872.77).

                                           THIS PAGE IS INTENTIONALLY LEFT BLANK.

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                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER  DETAILS
                  ABOUT THE AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS ASAPEXII-PROS (05/2004).
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                                  -------------------------------------------------------
                                                     (print your name)

                                  -------------------------------------------------------
                                                         (address)

                                  -------------------------------------------------------
                                                   (city/state/zip code)

                                           THIS PAGE IS INTENTIONALLY LEFT BLANK.

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
A Prudential Financial Company                                                               A Prudential Financial Company
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-766-4530                                                                           Telephone: 203-926-1888
http://www.americanskandia.prudential.com                                         http://www.americanskandia.prudential.com

                                                    MAILING ADDRESSES:

                                           AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                       P.O. Box 7040
                                                 Bridgeport, CT 06601-7040

                                                       EXPRESS MAIL:
                                           AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                    One Corporate Drive
                                                     Shelton, CT 06484

                                                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     A Prudential Financial Company
                                                                    One Corporate Drive, Shelton, Connecticut 06484
                                                                    -----------------------------------------------
This Prospectus  describes  StagecoachTM  APEXSM II, a flexible premium deferred annuity (the "Annuity") offered by
American Skandia Life Assurance  Corporation  ("American  Skandia",  "we", "our" or "us") exclusively through Wells
Fargo  Bank,  N.A.  The  Annuity  may be offered as an  individual  annuity  contract  or as an interest in a group annuity.  This  Prospectus  describes the  important  features of the Annuity and what you should  consider  before purchasing  the  Annuity.  We have also filed a Statement of  Additional  Information  that is  available  from us, without charge,  upon your request.  The contents of the Statement of Additional  Information are described on page
82.  The  Annuity  or certain of its  investment  options  and/or  features  may not be  available  in all  states.
Various rights and benefits may differ between states to meet  applicable  laws and/or  regulations.  Certain terms are  capitalized in this  Prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

===================================================================================================================
American Skandia offers several different  annuities which your investment  professional may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial situation,  your  age and how  you  intend  to use  the  annuity.  The  different  features  and  benefits  include variations  in death  benefit  protection  and the ability to access your  annuity's  account  value.  The fees and charges you pay and compensation paid to your investment professional may also be different between each annuity.

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any surrender or penalty  charges you may incur when  replacing  your  existing  coverage and that this Annuity may be subject to a contingent  deferred  sales charge if you elect to surrender the Annuity or take a partial  withdrawal.  You  should  consider  your need to access  the  Annuity's  Account  Value  and  whether  the annuity's liquidity features will satisfy that need.
===================================================================================================================

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently  used for retirement  planning  because it allows you to accumulate  retirement  savings and also offers annuity  payment options when you are ready to begin  receiving  income.  The Annuity also offers a choice of three different optional benefits,  for an additional  charge,  that can provide principal  protection or guaranteed  minimum  income  protection  for Owners  while they are alive and one or more death  benefits  that can protect your retirement  savings if you die during a period of declining  markets.  It may be used as an investment vehicle for "qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA, Section 401(a) plans (defined benefit plans and defined  contribution  plans such as 401(k),  profit sharing and money  purchase  plans) or Tax Sheltered
Annuity (or 403(b)).  It may also be used as an investment  vehicle for  "non-qualified"  investments.  The Annuity allows  you to invest  your  money in a number  of  variable  investment  options  as well as in one or more  fixed allocations.

When an Annuity is purchased as a "non-qualified"  investment,  you generally are not taxed on any investment gains the Annuity earns until you make a withdrawal or begin to receive annuity  payments.  This feature,  referred to as
"tax-deferral",  can be  beneficial  to the growth of your  Account  Value  because  money that would  otherwise be needed to pay taxes on  investment  gains  each year  remains  invested  and can earn  additional  money.  However, because the Annuity is designed for long-term  retirement  savings, a 10% penalty tax may be applied on withdrawals you make  before you reach age 59 1/2.  Annuities  purchased  as a  non-qualified  investment  are not  subject to the maximum  contribution  limits that may apply to a  qualified  investment,  and are not subject to required  minimum distributions after age 701/2.

When an Annuity is purchased as a  "qualified"  investment,  you should  consider that the Annuity does not provide any tax advantages in addition to the preferential  treatment  already available through your retirement plan under the Internal  Revenue Code.  An Annuity may offer  features and benefits in addition to providing tax deferral that other  investment  vehicles may not offer,  including  death benefit  protection for your  beneficiaries,  lifetime income options,  and the ability to make transfers between numerous variable  investment  options offered under the
Annuity.  You should  consult with your  investment  professional  as to whether the overall  benefits and costs of the Annuity are appropriate considering your overall financial plan.

These  annuities  are NOT deposits or  obligations  of, or issued,  guaranteed  or endorsed  by, any bank,  or bank subsidiary of Wells Fargo Bank,  N.A., are NOT insured or guaranteed by the U.S.  government,  the Federal  Deposit
Insurance  Corporation  (FDIC),  the Federal  Reserve  Board or any other  agency.  An  investment  in this annuity involves  investment  risks,  including  possible loss of value,  even with respect to amounts allocated to the AST
Money Market sub-account.
-------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED  BY THE  SECURITIES  AND EXCHANGE  COMMISSION OR ANY STATE
SECURITIES  COMMISSION  NOR HAS THE  COMMISSION  OR ANY STATE  SECURITIES  COMMISSION  PASSED UPON THE  ACCURACY OR
ADEQUACY  OF THIS  PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY  IS A  CRIMINAL  OFFENSE.  PLEASE  READ  THIS
PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
-------------------------------------------------------------------------------------------------------------------
                                   FOR FURTHER INFORMATION CALL 1-800-680-8920.
Prospectus Dated: May 1, 2004                                                 Statement of Additional Information Dated: May 1, 2004
WFVAPEXIIPROS- (05/2004)                                                                                               WFVAPEXIIPROS

                   PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This Annuity is a "flexible  premium deferred  annuity." It is called "flexible  premium" because you have considerable  flexibility  in the  timing  and  amount of premium  payments.  Generally,  investors  "defer"
       receiving annuity payments until after an accumulation period.

|X|      This  Annuity  offers  both  variable  investment  options and Fixed  Allocations.  If you  allocate  your
       Account  Value to variable  investment  options,  the value of your  Annuity  will vary daily to reflect the investment  performance of the underlying  investment options.  Fixed Allocations of different durations are offered that are  guaranteed by us, but may have a Market Value  Adjustment if you withdraw or transfer your
       Account Value before the Maturity Date.

|X|      The Annuity  features two distinct  periods - the  accumulation  period and the payout period.  During the accumulation  period your  Account  Value is  allocated  to one or more  investment  options.  The  variable investment options,  each a Sub-account of American Skandia Life Assurance  Corporation  Variable Account B,
       invest in an underlying  mutual fund portfolio.  Currently,  portfolios of the following  underlying  mutual funds are being offered:  Wells Fargo Variable Trust,  American Skandia Trust,  Gartmore Variable Investment
       Trust,  INVESCO Variable  Investment  Funds,  Inc.,  Evergreen  Variable  Annuity Trust,  ProFunds VP, First
       Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.

|X|      During the payout period,  commonly called  "annuitization," you can elect to receive annuity payments (1)
       for life; (2) for life with a guaranteed minimum number of payments;  (3) based on joint lives; or (4) for a guaranteed number of payments.  We currently make annuity payments available on a fixed or variable basis.

|X|      This Annuity offers optional  benefits,  for an additional charge,  that can provide principal  protection or guaranteed minimum income protection for Owners while they are alive.

|X|      This  Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that  provide an enhanced level of protection for your beneficiary(ies) for an additional charge.

|X|      You are allowed to withdraw a limited  amount of money from your  Annuity on an annual  basis  without any charges,  although any optional  guaranteed benefit you elect will be reduced.  Other product features allow you to access your Account  Value as necessary,  although a charge may apply.  After Annuity Year 4, you are allowed to make unlimited withdrawals from your Annuity without any charges.

|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty transfers each year free of  charge.  We also offer  several  programs  that  enable you to manage  your  Account  Value as your financial needs and investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through licensed,  registered  investment  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $10,000.  We may allow you to make a lower initial  purchase payment provided you establish a bank drafting  program under which  purchase  payments  received in the first Annuity Year total at least $10,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those Owners must be age 85 or under,  as of the Issue Date of the  Annuity.  If the  Annuity is owned by an  entity,  the  annuitant must be age 85 or under,  as of the  Issue  Date of the  Annuity.  The  availability  and  level of  protection  of certain  optional  benefits may vary based on the age of the Owner, on the Issue Date of the Annuity or the date of the Owner's death.

AVAILABLE INFORMATION
A Statement of Additional  Information is available from us without  charge upon your request.  This  Prospectus is part of the  registration  statement we filed with the SEC regarding  this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these  materials  at the  prescribed  rates from the SEC's  Public  Reference  Section,  450 Fifth  Street N.W.,
Washington,  D.C., 20549. You may inspect and copy those registration  statements and exhibits thereto at the SEC's public  reference  facilities at the above address,  Room 1024, and at the SEC's  Regional  Offices,  The Woolworth
Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago,  IL. These documents,  as
well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov)  for this  registration  statement as well as for other  registrants that file  electronically with the SEC.

                                                 GLOSSARY OF TERMS

Many terms used within this  Prospectus are described  within the text where they appear.  The description of those terms are not repeated in this Glossary of Terms.

Account Value: The value of each allocation to a Sub-account  (also referred to as "variable  investment  options")
or a Fixed  Allocation  prior to the Annuity Date,  plus any earnings,  and/or less any losses,  distributions  and charges.  Other than on a contract  anniversary,  the Account Value is calculated  before we assess any  applicable
Contingent  Deferred Sales Charge ("CDSC" or "surrender  charge") and/or any fee that is deducted from the contract annually  in  arrears.  The  Account  Value is  determined  separately  for  each  Sub-account  and for each  Fixed
Allocation,  and then totaled to determine  the Account  Value for your entire  Annuity.  The Account Value of each
Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The  application  of Account Value (or Protected  Income Value for the  Guaranteed  Minimum  Income
Benefit,  if  applicable) to one of the available  annuity  options for the Annuitant to begin  receiving  periodic payments for life,  for a guaranteed  minimum  number of payments or for life with a guaranteed  minimum  number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month  period  commencing on the Issue Date of the Annuity and each  successive  12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An  allocation of Account Value that is to be credited a fixed rate of interest for a specified
Guarantee Period during the accumulation period.

Guarantee  Period:  A period of time during the  accumulation  period where we credit a fixed rate of interest on a
Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation  on any date other than the Maturity  Date.  The Interim Value is equal to the initial value  allocated to the Fixed  Allocation plus all interest  credited to the Fixed  Allocation as of the date calculated, less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation on any day more than 30 days prior to the Maturity Date of such Fixed Allocation.

Owner:  With an  Annuity  issued as an  individual  annuity  contract,  the Owner is either an  eligible  entity or person  named as having  ownership  rights in  relation to the  Annuity.  With an Annuity  issued as a  certificate under a group  annuity  contract,  the  "Owner"  refers to the person or entity  who has the  rights  and  benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available  upon  surrender  prior to the Annuity  Date. It equals the
Account  Value as of the date we price the  surrender  minus any  applicable  CDSC,  Annual  Maintenance  Fee,  Tax
Charge,  the  charge  for any  optional  benefits  and any  Market  Value  Adjustment  that may  apply to any Fixed
Allocations.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation  Day:  Every day the New York Stock  Exchange  is open for  trading or any other day the  Securities  and
Exchange Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  charges  for the  Annuity.  Some fees and charges  are  assessed  against  your
Annuity  while others are assessed  against  assets  allocated to the  variable  investment  options.  The fees and charges that are assessed against the Annuity include the Contingent  Deferred Sales Charge,  Transfer Fee, Premium
Tax Charge and Annual  Maintenance Fee. The charges that are assessed against the variable  investment  options are the mortality and expense risk charge,  the charge for  administration  of the Annuity,  and the charge for certain optional  benefits you elect,  other than the Guaranteed  Minimum  Income  Benefit,  which is assessed  against the
Protected Income Value. Each underlying mutual fund portfolio  assesses a charge for investment  management,  other expenses and with some mutual funds,  a 12b-1  charge.  The  prospectus  for each  underlying  mutual fund provides more detailed  information  about the expenses for the underlying  mutual funds.  All of these fees and charges are described in more detail within this Prospectus.

The  following  table  provides a summary of the fees and  charges  you will pay if you  surrender  the  Annuity or transfer  Account Value among investment  options.  These fees and charges are described in more detail within this
Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                   YOUR TRANSACTION FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------------------------------
                                                    (assessed against the Annuity)
----------------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------------------------
          FEE/CHARGE                                                        Amount Deducted
-------------------------------- -------------------------------------------------------------------------------------------------------
--------------------------------
Contingent    Deferred    Sales                                                   8.5%
Charge*                                The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period is measured from the Issue Date of the Annuity.
-------------------------------- -------------------------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------------------------
Transfer Fee                                                                     $10.00
                                                          (Deducted after the 20th transfer each Annuity Year)
-------------------------------- -------------------------------------------------------------------------------------------------------
-------------------------------- -------------------------------------------------------------------------------------------------------
Premium Tax Charge                     Up to 3.5% of the value that is annuitized, depends on the requirements of the applicable jurisdiction. This charge is deducted generally at the time you annuitize your contract.
-------------------------------- -------------------------------------------------------------------------------------------------------

*    The  following  are the  Contingent  Deferred  Sales  Charges (as a  percentage  of each  applicable  Purchase
Payment) upon  surrender or  withdrawal.  For purposes of  calculating  this charge we consider the year  following the Issue Date of your Annuity as Year 1.

                                        -------- ------ ------ ----- --------
                                        Yr. 1   Yr. 2  Yr. 3  Yr.   Yrs. 5+
                                                                4
                                        -------- ------ ------ ----- --------
                                        -------- ------ ------ ----- --------

                                        8.5%    8.0%   7.0%   6.0%   0.0%
                                        -------- ------ ------ ----- --------

The  following  table  provides a summary of the periodic  fees and charges you will pay while you own the Annuity, excluding  the  underlying  mutual fund  Portfolio  annual  expenses.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                    YOUR PERIODIC FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                           ANNUAL FEES/CHARGES ASSESSED AGAINST THE ANNUITY
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Annual Maintenance Fee                                                              Smaller of $35 or 2% of Account Value
                                                                          (Only applicable if Account Value is less than $100,000)
                                                                        (Assessed annually on the Annuity's anniversary date or upon surrender)
--------------------------------------------------------------------- ------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                               ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS 1
                                 (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
Mortality & Expense Risk Charge 2                                                                   1.50%
--------------------------------------------------------------------- ------------------------------------------------------------------
Administration Charge 2                                                                             0.15%
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Settlement Service Charge 3                                            1.40% per year of the value of each Sub-account if the Owner's beneficiary elects the Qualified Beneficiary Continuation
                                                                                         Option 4 ("Qualified BCO")
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Total Annual Charges of the Sub-accounts                                       1.65% per year of the value of each Sub-account
                                                                       (1.40% per year if you are a beneficiary electing the Qualified
                                                                                                    BCO)
--------------------------------------------------------------------- ------------------------------------------------------------------
1    These charges are deducted daily and apply to Variable Investment Options only.
2    The  combination  of the  Mortality and Expense Risk Charges and  Administration  Charge is referred to as the
"Insurance Charge" elsewhere in this Prospectus.
3    The  Mortality  & Expense  Risk  Charge and the  Administration  Charge do not apply if you are a  beneficiary under the Qualified  Beneficiary  Continuation  Option.  The  Settlement  Service  Charge applies only if your beneficiary elects the Qualified Beneficiary Continuation Option.
4    When an  Annuity  is used as an IRA,  403(b)  or  other  "qualified  investment",  upon  the  Owner's  death a beneficiary may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of  receiving  the death  benefit in a single  payment.  If a  beneficiary  elects  this  option,  the beneficiary  will incur the Settlement  Service  Charge.  Please refer to the section of this  prospectus that describes the Qualified  Beneficiary  Continuation  Option for more  detailed  information  about this option, including certain restrictions and limitations that may apply.

The  following  table  provides a summary of the fees and  charges  you will pay if you elect any of the  following optional  benefits.  Not all  optional  benefits may be purchased  in  combination  with one another.  You may only elect one optional  living  benefit.  The optional  living  benefits are the Guaranteed  Return Option Plus program
(and where not available,  Guaranteed Return Option),  the Guaranteed Minimum Withdrawal Benefit and the Guaranteed
Minimum Income Benefit. For the optional death benefits,  you may elect the Enhanced  Beneficiary  Protection Death
Benefit and the Highest  Anniversary  Value Death Benefit together or individually,  but the Combination 5% Roll-up and HAV Death Benefit may only be purchased  individually.  The fees and charges and each of the optional  benefits are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)/ GUARANTEED RETURN OPTION
We offer a program  that  guarantees  a  "return  of  premium"  at a future  date,  while     0.25% of average           1.90%;
allowing you to allocate all or a portion of your Account Value to certain Sub-accounts.    daily net assets of    1.65% for Qualified
                                                                                              the Sub-accounts             BCO
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
We offer a program that  guarantees  your ability to withdraw  amounts over time equal to     0.35% of average           2.00%;
an  initial  principal  value,  regardless  of the impact of market  performance  on your   daily net assets of    1.75% for Qualified
Account Value.                                                                                the Sub-accounts             BCO
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)**                                                   0.50% per year of            1.65%
We offer a program that,  after a seven-year  waiting period,  guarantees your ability to       the average               PLUS
begin  receiving  income from your Annuity in the form of annuity  payments based on your     Protected Income    0.50% per year of
total Purchase  Payments and an annual increase of 5% on such Purchase  Payments adjusted    Value during each    average Protected
for  withdrawals  (called the  "Protected  Income  Value"),  regardless  of the impact of      year; deducted     Income Value
market performance on your Account Value.                                                   annually in arrears
                                                                                             each Annuity Year
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT**                                                                           1.90%
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average
your  beneficiary(ies)  by providing  amounts in addition to the basic Death Benefit that   daily net assets of
can be used to offset  federal  and state  taxes  payable  on any  taxable  gains in your     the Sub-accounts
Annuity at the time of your death.
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ("HAV")**
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average
your  beneficiary(ies)  by  providing a death  benefit  equal to the greater of the basic   daily net assets of           1.90%
Death Benefit and the Highest Anniversary Value, less proportional withdrawals.               the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT**
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.50% of average            2.15%
your  beneficiary(ies)  by providing the greater of the Highest  Anniversary  Value Death   daily net assets of
Benefit and a 5% annual increase on Purchase Payments adjusted for withdrawals.               the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------------------------
Please  refer to the section of this  Prospectus  that  describes  each  optional  benefit for a complete  description  of the benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------------------------------------------------------------
*    The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts.  If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
**   These optional benefits are not available under the Qualified BCO.

The  following  table  provides the range  (minimum and  maximum) of the total annual  expenses for the  underlying mutual  funds  ("Portfolios")  as of December 31, 2003.  Each figure is stated as a  percentage  of the  underlying
Portfolio's average daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                 0.64%                                        4.69%
---------------------------------------------- -------------------------------------------- --------------------------------------------

The following are the  investment  management  fees,  other  expenses,  12b-1 fees (if  applicable),  and the total annual  expenses for each  underlying  mutual fund  ("Portfolio")  as of December 31, 2003,  except as noted.  Each figure is stated as a  percentage  of the  underlying  Portfolio's  average  daily net  assets.  For certain of the underlying  Portfolios,  a portion of the  management fee has been waived and/or other expenses have been partially reimbursed.  Any such fee waivers and/or  reimbursements  have been  reflected in the footnotes.  The "Total Annual
Portfolio  Operating  Expenses" reflect the combination of the underlying  Portfolio's  investment  management fee, other  expenses and any 12b-1 fees.  The  following  expenses are deducted by the  underlying  Portfolio  before it provides  American  Skandia with the daily net asset value.  Any footnotes  about expenses appear after the list of all the Portfolios.  The underlying  Portfolio  information was provided by the underlying mutual funds and has not been  independently  verified  by  us.  See  the  prospectuses  or  statements  of  additional  information  of the underlying  Portfolios for further  details.  The current  prospectus and statement of additional  information  for the underlying Portfolios can be obtained by calling 1-800-680-8920.

-----------------------------------------------------------------------------------------------------------------------------------
                                         UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                             (as a percentage of the average net assets of the underlying Portfolios)
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------- -------------------- ------------------ ------------------- ------------------
                                                       Management Fees          Other            12b-1 Fees        Total Annual
                                                                             Expenses 1                              Portfolio
               UNDERLYING PORTFOLIO                                                                                  Operating
                                                                                                                     Expenses
---------------------------------------------------- -------------------- ------------------ ------------------- ------------------
-----------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Variable Trust: 2
  International Equity                                     0.75%               0.59%               0.25%              1.59%
  Small Cap Growth                                         0.75%               0.25%               0.25%              1.25%
  Growth                                                   0.55%               0.33%               0.25%              1.13%
  Large Company Growth                                     0.55%               0.26%               0.25%              1.06%
  Equity Value                                             0.55%               0.40%               0.25%              1.20%
  Equity Income                                            0.55%               0.26%               0.25%              1.06%
  Asset Allocation                                         0.55%               0.22%               0.25%              1.02%
  Total Return Bond                                        0.45%               0.27%               0.25%              0.97%

American Skandia Trust: 3, 4
  AST JPMorgan International Equity 5                       0.88%               0.24%              0.02%               1.14%
  AST William Blair International Growth                    1.00%               0.23%              0.11%               1.34%
  AST DeAM International Equity                             1.00%               0.27%              0.00%               1.27%
  AST MFS Global Equity                                     1.00%               0.40%              0.00%               1.40%
  AST State Street Research Small-Cap Growth 6              0.90%               0.23%              0.07%               1.20%
  AST DeAM Small-Cap Growth                                 0.95%               0.22%              0.00%               1.17%
  AST Federated Aggressive Growth                           0.95%               0.27%              0.00%               1.22%
  AST Gabelli Small-Cap Value                               0.90%               0.20%              0.00%               1.10%
  AST DeAM Small-Cap Value                                  0.95%               0.41%              0.00%               1.36%
  AST Goldman Sachs Mid-Cap Growth                          1.00%               0.25%              0.16%               1.41%
  AST Neuberger Berman Mid-Cap Growth                       0.90%               0.21%              0.06%               1.17%
  AST Neuberger Berman Mid-Cap Value                        0.90%               0.17%              0.08%               1.15%
  AST Alger All-Cap Growth                                  0.95%               0.20%              0.25%               1.40%
  AST Gabelli All-Cap Value                                 0.95%               0.25%              0.00%               1.20%
  AST T. Rowe Price Natural Resources                       0.90%               0.25%              0.02%               1.17%
  AST Alliance Growth                                       0.90%               0.22%              0.04%               1.16%
  AST MFS Growth                                            0.90%               0.21%              0.14%               1.25%
  AST Marsico Capital Growth                                0.90%               0.16%              0.05%               1.11%
  AST Goldman Sachs Concentrated Growth                     0.90%               0.17%              0.06%               1.13%
  AST DeAM Large-Cap Value                                  0.85%               0.24%              0.00%               1.09%
  AST Alliance/Bernstein Growth + Value                     0.90%               0.25%              0.00%               1.15%
---------------------------------------------------- -------------------- ------------------ ------------------- ------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                             (as a percentage of the average net assets of the underlying Portfolios)
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------- -------------------- ------------------ ------------------- ------------------
                                                       Management Fees          Other            12b-1 Fees        Total Annual
                                                                             Expenses 1                              Portfolio
               UNDERLYING PORTFOLIO                                                                                  Operating
                                                                                                                     Expenses
---------------------------------------------------- -------------------- ------------------ ------------------- ------------------
  AST Sanford Bernstein Core Value                          0.75%               0.24%              0.15%               1.14%
  AST Cohen & Steers Realty                                 1.00%               0.22%              0.02%               1.24%
  AST Sanford Bernstein Managed Index 500                   0.60%               0.18%              0.06%               0.84%
  AST American Century Income & Growth                      0.75%               0.24%              0.00%               0.99%
  AST Alliance Growth and Income                            0.75%               0.16%              0.08%               0.99%
  AST Hotchkis & Wiley Large-Cap Value 7                    0.75%               0.19%              0.04%               0.98%
  AST DeAM Global Allocation 8                              0.97%               0.29%              0.00%               1.26%
  AST American Century Strategic Balanced                   0.85%               0.26%              0.00%               1.11%
  AST T. Rowe Price Asset Allocation                        0.85%               0.27%              0.00%               1.12%
  AST T. Rowe Price Global Bond                             0.80%               0.26%              0.00%               1.06%
  AST Goldman Sachs High Yield 9                            0.75%               0.18%              0.00%               0.93%
  AST Lord Abbett Bond-Debenture                            0.80%               0.24%              0.00%               1.04%
  AST PIMCO Total Return Bond                               0.65%               0.15%              0.00%               0.80%
  AST PIMCO Limited Maturity Bond                           0.65%               0.17%              0.00%               0.82%
  AST Money Market                                          0.50%               0.14%              0.00%               0.64%

Gartmore Variable Investment Trust:
  GVIT Developing Markets                                   1.15%               0.24%               0.25%               1.64%

INVESCO Variable Investment Funds, Inc.: 10, 11
  Dynamics                                                   0.75%              0.42%               0.00%               1.17%
  Technology 12                                              0.75%              0.41%               0.00%               1.16%
  Health Sciences                                            0.75%              0.33%               0.00%               1.08%
  Financial Services                                         0.75%              0.36%               0.00%               1.11%

Evergreen Variable Annuity Trust: 13
  International Equity                                       0.66%              0.46%               0.00%               1.12%
  Special Equity                                             0.92%              0.26%               0.00%               1.18%
  Omega                                                      0.52%              0.20%               0.00%               0.72%

ProFund VP: 14                                               0.75%              0.91%               0.25%               1.91%
  Europe 30                                                  0.75%              0.93%               0.25%               1.93%
  Asia 30                                                    0.75%              0.95%               0.25%               1.95%
  Japan                                                      0.75%              1.30%               0.25%               2.30%
  Banks                                                      0.75%              1.03%               0.25%               2.03%
  Basic Materials                                            0.75%              1.04%               0.25%               2.04%
  Biotechnology                                              0.75%              1.33%               0.25%               2.33%
  Consumer Cyclical                                          0.75%              1.33%               0.25%               2.33%
  Consumer Non-Cyclical                                      0.75%              1.09%               0.25%               2.09%
  Energy                                                     0.75%              1.07%               0.25%               2.07%
  Financial                                                  0.75%              1.04%               0.25%               2.04%
  Healthcare                                                 0.75%              1.25%               0.25%               2.25%
  Industrial                                                 0.75%              1.01%               0.25%               2.01%
  Internet                                                   0.75%              1.06%               0.25%               2.06%
  Pharmaceuticals                                            0.75%              0.98%               0.25%               1.98%
  Precious Metals                                            0.75%              1.02%               0.25%               2.02%
  Real Estate                                                0.75%              1.05%               0.25%               2.05%
  Semiconductor                                              0.75%              0.93%               0.25%               1.93%
  Technology                                                 0.75%              1.06%               0.25%               2.06%
  Telecommunications                                         0.75%              1.06%               0.25%               2.06%
  Utilities                                                  0.75%              0.91%               0.25%               1.91%
---------------------------------------------------- -------------------- ------------------ ------------------- ------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                             (as a percentage of the average net assets of the underlying Portfolios)
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------- ------------------- ------------------- ------------------- ------------------
                                                      Management Fees          Other             12b-1 Fees        Total Annual
                                                                             Expenses 1                              Portfolio
               UNDERLYING PORTFOLIO                                                                                  Operating
                                                                                                                     Expenses
---------------------------------------------------- ------------------- ------------------- ------------------- ------------------
  Bull                                                      0.75%              0.87%                0.25%               1.87%
  Bear                                                      0.75%              0.98%                0.25%               1.98%
  UltraBull                                                 0.75%              1.07%                0.25%               2.07%
  OTC                                                       0.75%              0.95%                0.25%               1.95%
  Short OTC                                                 0.75%              0.99%                0.25%               1.99%
  UltraOTC                                                  0.75%              0.97%                0.25%               1.97%
  Mid-Cap Value                                             0.75%              1.08%                0.25%               2.08%
  Mid-Cap Growth                                            0.75%              1.02%                0.25%               2.02%
  UltraMid-Cap                                              0.75%              1.08%                0.25%               2.08%
  Small-Cap Value                                           0.75%              1.08%                0.25%               2.08%
  Small-Cap Growth                                          0.75%              1.00%                0.25%               2.00%
  UltraSmall-Cap                                            0.75%              1.00%                0.25%               2.00%
  U.S. Government Plus                                      0.50%              0.99%                0.25%               1.74%
  Rising Rates Opportunity                                  0.75%              0.91%                0.25%               1.91%

First Defined Portfolio Fund LLC: 15, 16
  First Trust(R)10 Uncommon Values                          0.60%               1.51%               0.25%              2.36%
  Target Managed VIP                                        0.60%               0.99%               0.25%              1.84%
  The Dowsm DART 10                                         0.60%               2.59%               0.25%              3.44%
  Global Target 15                                          0.60%               3.84%               0.25%              4.69%
  S&P Target 24                                             0.60%               2.22%               0.25%              3.07%
  Nasdaq Target 15                                          0.60%               2.29%               0.25%              3.14%
  Value Line(R)Target 25                                    0.60%               2.69%               0.25%              3.54%

The Prudential Series Fund, Inc.:
SP William Blair International Growth 17                    0.85%               0.45%               0.25%              1.55%
---------------------------------------------------- ------------------- ------------------- ------------------- ------------------

1        As noted above,  shares of the Portfolios  generally are purchased  through variable  insurance  products.
     Many of the Portfolios  and/or their investment  advisers and/or  distributors  have entered into arrangements with us as the issuer of the Annuity under which they  compensate us for  providing  ongoing  services in lieu of the Trust  providing  such  services.  Amounts  paid under these  arrangements  are  included  under "Other
     Expenses." For more  information see the prospectus for each underlying  portfolio and,  "Service Fees payable to American Skandia," later in this prospectus.
2        The  Adviser of Wells  Fargo  Variable  Trust has  committed  through  April 30, 2005 to waive fees and/or reimburse  expenses to the extent  necessary  to maintain  the Fund's net  operating  expenses as shown in the following table:

                                                                  Total Actual Annual
                                                                  Portfolio Operating
                                                                     Expenses After
                                                                        Expense
                                       Portfolio Name                Reimbursement
                                       --------------                -------------
                             International Equity                        1.00%
                             Small Cap Growth                            1.20%
                             Growth                                      1.00%
                             Large Company Growth                        1.00%
                             Equity Value                                1.00%
                             Equity Income                               1.00%
                             Asset Allocation                            1.00%
                             Total Return Bond                           0.90%
3    The Portfolios' total actual annual operating  expenses for the year ended December 31, 2003 were less than the amount shown in the table due to fee waivers,  reimbursement  of expenses and expense  offset  arrangements.  These  waivers, reimbursements,  and offset arrangements are voluntary and may be terminated by American Skandia Investment  Services,
     Inc.  and  Prudential  Investments  LLC at any time.  After  accounting  for the  waivers,  reimbursements  and offset arrangements, the Portfolio's actual annual operating expenses were:

                                                                  Total Actual Annual
                                                                  Portfolio Operating
                                                                     Expenses After
                                                                        Expense
                                     Portfolio Name                  Reimbursement
                                     --------------                  -------------
                         AST William Blair International Growth          1.24%
                         AST DeAM International Equity                   1.14%
                         AST DeAM Small-Cap Growth                       1.02%
                         AST DeAM Small-Cap Value                        1.15%
                         AST Goldman Sachs Mid-Cap Growth                1.31%
                         AST Marsico Capital Growth                      1.10%
                         AST Goldman Sachs Concentrated Growth           1.06%
                         AST DeAM Large-Cap Value                        0.99%
                         AST Alliance Growth and Income                  0.97%
                         AST DeAM Global Allocation                      0.14%
                         AST PIMCO Total Return Bond                     0.78%
                         AST Money Market                                0.59%
     Effective May 1, 2004, the Investment  Managers have voluntarily  agreed to waive a portion of their fee equal to .05%
     of the average  daily net assets of the AST Hotchkis & Wiley  Large-Cap  Value  Portfolio.  If such waiver had been in place at year-end, the Portfolio's actual annual operating expenses would have been 0.93%.
4    The Trust adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an  affiliate  of the Trust's  Investment  Managers to receive  brokerage  commissions  in  connection  with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such  Portfolio.  The chart above shows the amount of  commissions  paid during 2003 to the affiliate of the
     Investment  Managers to promote  distribution,  shown as a  percentage  of  Portfolio  average  daily net assets.  The
     Distribution Plan does not limit the amount of commissions that may be directed under the Plan, so the amount directed in future years may be greater than or less than the percentage shown in the chart above. Overall brokerage commission rates and amounts paid by the various Portfolios are not expected to increase as a result of the Distribution Plan.
5        Effective  February  23,  2004,  J.P.  Morgan  Investment  Management,  Inc.  became  Sub-advisor  of  the
     Portfolio.  Prior to  February  23,  2004,  Strong  Capital  Management,  Inc.  served as  sub-advisor  of the
     Portfolio, then named "AST Strong International Equity."
6        Effective  May  1,  2004,  State  Street  Research  and  Management  Company  became  Sub-advisor  of  the
     Portfolio.  Prior to May 1, 2004,  Pilgrim Baxter & Associates  served as  Sub-advisor of the Portfolio,  then named "AST PBHG Small Cap Growth."
7        Effective May 1, 2004,  Hotchkis and Wiley Capital  Management  LLC became  Sub-advisor  of the Portfolio.
     Prior to May 1, 2004,  INVESCO Funds Group,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST
     INVESCO Capital Income."
8    (a) The DeAM Global Asset Allocation  Portfolio  invests  primarily in shares of other AST Portfolios (the "Underlying
     Portfolios").  The only  management  fee  directly  paid by the  Portfolio  is a 0.10%  fee paid to  American  Skandia
     Investment Services,  Inc. and Prudential  Investments LLC. The management fee shown in the chart for the Portfolio is
     (i) that  0.10%  management  fee paid by the  Portfolio  plus  (ii) an  estimate  of the  management  fees paid by the
     Underlying Portfolios,  which are borne indirectly by investors in the Portfolio. The estimate was calculated based on the percentage of the Portfolio invested in each Underlying  Portfolio as of December 31, 2003 using the management fee rates shown in the chart above.
     (b) The DeAM Global Asset Allocation  Portfolio  invests  primarily in shares of other AST Portfolios (the "Underlying
     Portfolios").  The expense information shown in the chart for the Portfolio reflects (i) the expenses of the Portfolio itself plus (ii) an  estimate  of the  expenses  paid by the  Underlying  Portfolios,  which are borne  indirectly  by investors in the Portfolio.  The estimate was calculated based on the percentage of the Portfolio  invested in each
     Underlying Portfolio as of December 31, 2003 using the expense rates for the Underlying  Portfolios shown in the above chart.
9        Effective May 1, 2004,  Goldman Sachs Asset Management,  L.P. became  Sub-advisor of the Portfolio.  Prior to May 1, 2004,  Federated  Investment  Counseling  served as Sub-advisor  of the  Portfolio,  then named "AST
     Federated High Yield."
10       The Fund has adopted a new form of  administrative  services and transfer agency  agreements which will be effective  May 1, 2004.  As a result,  Other  Expenses have been restated to reflect the changes in fees under the new agreements.
11       The Fund's  adviser is entitled to receive  reimbursement  from the Fund for fees and expenses paid for by the Fund's  adviser  pursuant to expense  limitation  commitments  between the Fund's  adviser and the Fund if such  reimbursement  does  not  cause  the  Fund  to  exceed  its  then-current  expense  limitations  and the reimbursement is made within three years after the Fund's adviser incurred the expense.
12       As a result of a  reorganization  on April 30, 2004 of INVESCO  VIF  Telecommunications  into  INVESCO VIF
     Technology, the Portfolio's Total Annual Operating Expenses have been restated to reflect current expenses.
13       Evergreen  Investment  Management  Company,  LLC  ("Evergreen")  may  voluntarily  waive  its fees  and/or reimburse  the Fund for  certain of its  expenses  in order to reduce  expenses  as shown in the table  below.
     Amounts  waived  and/or  reimbursed  may be recouped up to a period of three  years  following  the end of the fiscal  year in which the fee waivers  and/or  expense  reimbursements  were made.  Evergreen  may cease these voluntary waivers and/or reimbursements at any time.

                                                                  Total Actual Annual
                                                                  Portfolio Operating
                                                                     Expenses After
                                                                        Expense
                                       Portfolio Name                Reimbursement
                                       --------------                -------------
                             International Equity                        1.07%
                             Special Equity                              1.03%

14       ProFund Advisors LLC has contractually  agreed to waive Investment  Advisory and Management  Services Fees and to reimburse other expenses to the extent Total Annual Portfolio  Operating  Expenses,  as a percentage of average  daily net assets,  exceed  1.98% (1.73% for ProFund VP U.S.  Government  Plus)  through  December 31,
     2004.  After such date,  any of the  expense  limitations  may be  terminated  or revised.  Amounts  waived or reimbursed  in a  particular  fiscal  year may be repaid to ProFund  Advisors  LLC within  three  years of the waiver or  reimbursement  to the extent that recoupment will not cause the Portfolio's  expenses to exceed any expense  limitation in place at that time. A waiver or  reimbursement  lowers the expense ration and increases overall returns to investors.
15       The Funds' Board of Trustees  reserve the right to suspend  payments  under the 12b-1 Plan at any time. On
     May 1,  2003,  12b-1  payments  were  suspended  for all Funds  except  the  First  Trust 10  Uncommon  Values
     Portfolio.  Payments  under the 12b-1  Plan will  resume  effective  May 1, 2004 for the  Target  Managed  VIP
     Portfolio,  the Dow Dart 10  Portfolio,  the Global  Target 15  Portfolio,  the S&P Target 24  Portfolio,  the
     Nasdaq Target 15 Portfolio and the Value Line Target 25 Portfolio.
16       First Trust has  voluntarily  agreed to waive fees and reimburse  expenses of the Funds through  September
     30,  2005 to limit  Total  Annual Fund  Operating  Expenses  (excluding  brokerage  expense and  extraordinary expense)  as shown in the table  below.  There can be no  assurance  that First  Trust will  continue to waive fees and reimburse  expenses after  September 30, 2005.  First Trust may seek  restitution  from the Funds for fees waived and expenses  reimbursed within three years following such waiver or reimbursement;  however,  the restitution is limited to the extent that it would not cause a Fund to exceed current expense limitations.

                                                                  Total Actual Annual
                                                                  Portfolio Operating
                                                                     Expenses After
                                                                        Expense
                                       Portfolio Name                Reimbursement
                                       --------------                -------------

                           First Trust(R)10 Uncommon Values               1.37%
                           Target Managed VIP                            1.47%
                           S&P Target 24                                 1.47%
                           The Dowsm DART 10                             1.47%
                           Value Line(R)Target 25                         1.47%
                           Global Target 15                              1.47%
                           Nasdaq Target 15                              1.47%

17       Effective May 1, 2004,  William Blair & Company,  LLC became  Sub-advisor of the  Portfolio.  Prior to May
     1, 2004,  Prudential  Investments  LLC/Jennison  Associates LLC served as  Sub-advisor of the Portfolio,  then named "SP Jennison International Growth."

EXPENSE EXAMPLES

These  examples are  designed to assist you in  understanding  the various  expenses you may incur with the Annuity over certain  periods of time based on specific  assumptions.  The examples  reflect the Contingent  Deferred Sales
Charges (when  applicable),  Annual  Maintenance Fee (when  applicable),  Insurance  Charge,  and the maximum total annual portfolio  operating  expenses for the underlying  Portfolio  (shown above),  as well as the maximum charges for the  optional  benefits  that are  offered  under the  Annuity  that can be  elected  in  combination  with one another.  The Securities and Exchange Commission ("SEC") requires these examples.

Below  are  examples  showing  what you  would pay in  expenses  at the end of the  stated  time  periods  for each
Sub-account  had you  invested  $10,000 in the Annuity and received a 5% annual  return on assets,  and elected all optional benefits available.

The examples  shown assume that:  (a) you only  allocate  Account Value to the  Sub-account  with the maximum total annual portfolio  operating  expenses for the underlying  Portfolio (shown above),  not to a Fixed Allocation;  (b)
the Insurance Charge is assessed as 1.65% per year; (c) the Annual  Maintenance Fee (when  applicable) is reflected as an asset-based  charge based on an assumed  average  contract size; (d) you make no withdrawals of Account Value during the period  shown;  (e) you make no transfers,  withdrawals,  surrender or other  transactions  for which we charge a fee for during the period  shown;  (f) no tax charge  applies;  (g) the  maximum  total  annual  portfolio operating expenses for the underlying  Portfolio (shown above) are reflected;  and (h) the charge for each optional benefit is reflected as an additional  charge equal to 0.50% of Protected  Income Value for the Guaranteed  Minimum
Income  Benefit and 0.50% per year of the  average  daily net assets of the  Sub-accounts  for the  Combination  5%
Roll-up and Highest  Anniversary  Value Death  Benefit.  Amounts  shown in the  examples are rounded to the nearest dollar.

Expense  Examples are provided as follows:  1.) if you  surrender the Annuity at the end of the stated time period;
2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

THE EXAMPLES ARE ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION  OF PAST OR FUTURE EXPENSES OF
THE  UNDERLYING  MUTUAL  FUNDS OR THEIR  PORTFOLIOS - ACTUAL  EXPENSES  WILL BE LESS THAN THOSE SHOWN IF YOU DO NOT
ELECT ALL OF THE OPTIONAL BENEFITS AVAILABLE OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                       $1,519                       $2,833                      $3,576                     $6,704
            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $754                        $2,203                      $3,576                     $6,704
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $754                        $2,203                      $3,576                     $6,704
            ----------------------------- --------------------------- --------------------------- --------------------------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account
B (see "What are Separate  Accounts" for more detailed  information.) Each Sub-account  invests  exclusively in one
Portfolio.  You should  carefully read the prospectus for any Portfolio in which you are interested.  The following chart  classifies each of the Portfolios  based on our assessment of their investment style (as of the date of this
Prospectus).  The chart also provides a description  of each  Portfolio's  investment  objective (in italics) and a short,  summary  description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those Portfolios whose name includes the prefix "AST" are  Portfolios  of American  Skandia  Trust.  The  investment  managers for AST are
American  Skandia  Investment  Services,  Incorporated  and Prudential  Investments  LLC,  affiliated  companies of
American  Skandia.  However,  a  sub-advisor,   as  noted  below,  is  engaged  to  conduct  day-to-day  investment decisions.

The Portfolios  are not publicly  traded mutual funds.  They are only  available as investment  options in variable annuity  contracts  and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to participants in certain  qualified  retirement  plans.  However,  some of the Portfolios  available as Sub-accounts under the Annuity are managed by the same  portfolio  advisor or sub-advisor as a retail mutual fund of the same or similar name that the  Portfolio  may have been modeled  after at its  inception.  Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ  to  varying  degrees.
Differences in the  performance of the funds can be expected,  and in some cases could be  substantial.  You should not  compare  the  performance  of a publicly  traded  mutual  fund with the  performance  of any  similarly  named
Portfolio  offered  as a  Sub-account.  Details  about  the  investment  objectives,  policies,  risks,  costs  and management  of the  Portfolios  are  found  in the  prospectuses  for the  underlying  mutual  funds.  The  current prospectus  and  statement of  additional  information  for the  underlying  Portfolios  can be obtained by calling
1-800-680-8920.

===================================================================================================================
Effective  May  1,  2004,  the  SP  William  Blair  International   Growth  Portfolio  (formerly  the  SP  Jennison
International  Growth Portfolio) is no longer offered as a Sub-account under the Annuity,  except as follows: if at any time  prior to May 1,  2004 you had any  portion  of your  Account  Value  allocated  to the SP  William  Blair
International  Growth  Sub-account,  you may continue to allocate  Account Value and make transfers into and/or out of the SP William Blair  International  Growth  Sub-account,  including any bank drafting,  dollar cost  averaging, asset  allocation and  rebalancing  programs.  If you never had a portion of your Account Value allocated to the SP
William Blair  International  Growth  Sub-account prior to May 1, 2004 or if you purchase your Annuity after May 1,
2004, you cannot allocate Account Value to the SP William Blair International Growth Sub-Account.

This  Sub-account  may be offered to new Owners at some future  date;  however,  at the present  time,  there is no intention  to do so. We also  reserve  the right to offer or close this  Sub-account  to all Owners  that owned the
Annuity prior to the close date.
===================================================================================================================

Please refer to Appendix A for certain  required  financial  information  related to the historical  performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        WFVT International  Equity: seeks total return, with an emphasis on capital  appreciation.  The    Wells Fargo Funds
                    Portfolio  invests  principally in equity  securities of companies  based in developed  foreign    Management, LLC
                    countries and emerging markets. The Portfolio employs a bottom up, fundamental  approach,  that
 NATIONAL EQUITY    also considers  relative  valuation,  to identify  companies with  above-average  potential for long-term growth and total return.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP EQUITY   WFVT  Small Cap  Growth:  seeks  long-term  capital  appreciation.  The  Portfolio  focuses  on    Wells Fargo Funds
                    companies that they believe have  above-average  growth  potential,  or that may be involved in     Management, LLC
                    new or innovative  products,  services and  processes.  The Portfolio  invests  principally  in securities  of companies  with market  capitalizations  equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization  range that is expected to change frequently.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Growth:  seeks long-term  capital  appreciation.  The Portfolio  focuses on companies that they believe have above-average growth potential,  or that may be involved in new or innovative
                    products,   services  and  processes.  The  Portfolio  invests  principally  in  securities  of
 LARGE CAP EQUITY   companies  with  market  capitalizations  equal to or lower than the  company  with the largest    Wells Fargo Funds
                    market capitalization in the Russell 2000 Index, a small-capitalization  range that is expected     Management, LLC
                    to change frequently.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Large Company Growth: seeks long-term capital  appreciation.  The Portfolio invests in the
                    common stocks of large U.S.  companies that they believe have superior  growth  potential.  The    Wells Fargo Funds
 LARGE CAP EQUITY   Portfolio  invests  principally  in securities of companies with market  capitalizations  of $3     Management, LLC
                    billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term  capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The Portfolio  invests  primarily in equity  securities  that they believe are  undervalued  in    Management, LLC
                    relation  to  various   valuation   measures,   and  that  have  strong  return  potential  and
                    above-average  dividend income.  The Portfolio  invests  principally in securities of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  invests  in the  common  stocks of large  U.S.  companies  with  strong  return    Management, LLC
                    potential and above-average  dividend income.  The Portfolio invests  principally in securities of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Asset  Allocation:  seeks  long-term total return,  consistent  with reasonable  risk. The
                    Portfolio  invests in equity  and  fixed-income  securities  in  varying  proportions,  with an emphasis  on equity  securities.  The  Portfolio  does not  select  individual  securities  for investment,  rather,  it  buys  substantially  all of the  securities  of  various  indexes  to
                    replicate  such  indexes.  The  Portfolio  invests  the equity  portion of its assets in common    Wells Fargo Funds
ASSET ALLOCATION    stocks to replicate the S&P 500 Index,  and invests the  fixed-income  portion of its assets in     Management, LLC
                    U.S.  Treasury Bonds to replicate the Lehman Brothers 20+ Treasury  Index.  The Portfolio seeks to maintain a 95% or better performance  correlation with the respective  indexes,  before fees and expenses,  regardless of market conditions.  The Portfolio's "neutral" target allocation is
                    60% equity securities and 40% fixed-income securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         WFVT Total Return Bond: seeks total return consisting of income and capital  appreciation.  The    Wells Fargo Funds
                    Portfolio  invests  principally  in  investment-grade  debt  securities,   which  include  U.S.
                    Government obligations,  corporate bonds, mortgage- and other asset-backed securities and money market  instruments.  Under  normal  circumstances,  the  Portfolio  is expected to maintain an
                    overall effective duration between 4 and 5.5 years.                                                 Management, LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     AST JPMorgan  International  Equity (f/k/a AST Strong  International  Equity):  seeks long-term capital  growth by investing in a diversified  portfolio of  international  equity  securities.
                    The  Portfolio  seeks to meet its objective by investing,  under normal market  conditions,  at least 80% of its assets in a diversified  portfolio of equity  securities of companies  located
      EQUITY        or operating in developed  non-U.S.  countries  and emerging  markets of the world.  The equity       J.P. Morgan
                    securities will ordinarily be traded on a recognized foreign  securities  exchange or traded in  Investment Management
                    a foreign  over-the-counter  market in the country where the issuer is principally  based,  but           Inc.
                    may also be traded in other countries including the United States.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     AST William Blair International  Growth (AST American Century  International Growth merged into     William Blair &
                    this  Portfolio):  seeks  long-term  growth of capital.  The  Portfolio  pursues its  objective     Company, L.L.C.
                    primarily  through  investments  in equity  securities  of issuers  located  outside the United
                    States.  The  Portfolio  normally  invests at least 80% of its total  assets in  securities  of
      EQUITY        issuers from at least five  different  countries,  excluding the United  States.  The Portfolio invests primarily in companies  selected for their growth  potential.  Securities are generally selected  without  regard to any defined  allocation  among  countries,  geographic  regions or industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     AST DeAM  International  Equity:  seeks capital growth.  The Portfolio pursues its objective by investing  at least 80% of the value of its assets in the equity  securities  of  companies  in developed  non-U.S.  countries that are represented in the MSCI EAFE(R)Index. The target of this
                    Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index  within  4% with a  standard
      EQUITY        deviation  expected of +/- 4%. The  Sub-advisor  considers  a number of factors in  determining      Deutsche Asset
                    whether to invest in a stock,  including  earnings growth rate,  analysts'  estimates of future     Management, Inc.
                    earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST State Street Research  Small-Cap  Growth (f/k/a AST PBHG Small-Cap  Growth):  seeks capital growth.  The Portfolio  pursues its objective by primarily  investing at least 80% of the value
 SMALL CAP GROWTH   of its assets in the common stocks of small-sized  companies,  whose market capitalizations are  State Street Research similar to market  capitalizations  of the  companies in the Russell 2000(R)Index at the time of  and Management Company the Portfolio's investment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Small-Cap  Growth:  seeks maximum  growth of  investors'  capital from a portfolio of growth  stocks of  smaller  companies.  The  Portfolio  pursues  its  objective,  under  normal circumstances,  by  primarily  investing  at  least  80%  of its  total  assets  in the  equity
 SMALL CAP GROWTH   securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The      Deutsche Asset
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity     Management, Inc.
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing in the stocks of small  companies  that are traded on national  security
                    exchanges,  NASDAQ stock  exchange and the  over-the-counter-market.  Small  companies  will be   Federated Investment
      GROWTH        defined as  companies  with market  capitalizations  similar to  companies  in the Russell 2000   Counseling/Federated
                    Growth Index. Up to 25% of the  Portfolio's  net assets may be invested in foreign  securities,    Global Investment
                    which are typically denominated in foreign currencies.                                              Management Corp.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------ -------------------------------------------------------------------------------------------------- ----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                           SUB-ADVISOR
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 SMALL CAP VALUE   AST Gabelli Small-Cap Value: seeks to provide long-term capital growth by investing  primarily in
                   small-capitalization   stocks  that  appear  to  be  undervalued.   The  Portfolio  will  have  a
                   non-fundamental  policy to invest, under normal  circumstances,  at least 80% of the value of its assets in small  capitalization  companies.  The 80% investment  requirement  applies at the time
                   the  Portfolio  invests  its  assets.  The  Portfolio  generally  defines  small   capitalization
                   companies as those with a  capitalization  of $1.5 billion or less.  Reflecting a value  approach
                   to investing,  the Portfolio will seek the stocks of companies  whose current stock prices do not          GAMCO
                   appear to adequately  reflect their underlying value as measured by assets,  earnings,  cash flow     Investors, Inc.
                   or business franchises.
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                   AST DeAM Small-Cap Value: seeks maximum growth of investors'  capital.  The Portfolio pursues its objective,  under normal  market  conditions,  by  primarily  investing at least 80% of its total
                   assets in the equity  securities  of  small-sized  companies  included in the Russell 2000(R)Value     Deutsche Asset
 SMALL CAP VALUE   Index.  The  Sub-advisor  employs an  investment  strategy  designed to  maintain a portfolio  of    Management, Inc.
                   equity  securities  which  approximates  the market risk of those stocks  included in the Russell
                   2000(R)Value Index, but which attempts to outperform the Russell 2000(R)Value Index.
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  MID-CAP GROWTH   AST Goldman Sachs Mid-Cap Growth:  seeks  long-term  capital  growth.  The Portfolio  pursues its   Goldman Sachs Asset
                   investment  objective,  by  investing  primarily in equity  securities  selected for their growth    Management, L.P.
                   potential,  and normally invests at least 80% of the value of its assets in medium capitalization companies.  For  purposes  of the  Portfolio,  medium-sized  companies  are  those  whose  market capitalizations  (measured at the time of  investment)  fall within the range of companies in the
                   Standard & Poor's MidCap 400 Index. The Sub-advisor seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
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                   AST Neuberger Berman Mid-Cap Growth:  seeks capital growth.  Under normal market conditions,  the
                   Portfolio  primarily  invests  at least 80% of its net  assets in the  common  stocks of  mid-cap companies.  For purposes of the  Portfolio,  companies  with equity market  capitalizations  that
  MID-CAP GROWTH   fall within the range of the Russell  Midcap(R)Index,  at the time of  investment,  are considered    Neuberger Berman
                   mid-cap  companies.  Some  of the  Portfolio's  assets  may be  invested  in  the  securities  of     Management Inc.
                   large-cap  companies as well as in small-cap  companies.  The Sub-advisor  looks for fast-growing companies that are in new or rapidly evolving industries.
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  MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value:  seeks capital growth.  Under normal market  conditions,  the    Neuberger Berman
                   Portfolio  primarily  invests  at least 80% of its net  assets in the  common  stocks of  mid-cap companies.  For purposes of the  Portfolio,  companies  with equity market  capitalizations  that fall within the range of the  Russell  Midcap(R)Index at the time of  investment  are  considered mid-cap  companies.  Some  of the  Portfolio's  assets  may be  invested  in  the  securities  of large-cap  companies  as well as in small-cap  companies.  Under the  Portfolio's  value-oriented
                   investment  approach,  the Sub-advisor  looks for  well-managed  companies whose stock prices are     Management Inc.
                   undervalued and that may rise in price before other investors realize their worth.
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     ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio  invests  primarily in equity  securities,  such as common or preferred stocks,  that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity securities of companies of
      GROWTH       all sizes,  and may  emphasize  either  larger or smaller  companies at a given time based on the       Fred Alger
                   Sub-advisor's assessment of particular companies and market conditions.                              Management, Inc.
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     ALL-CAP       AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its  objective  by  GAMCO Investors, Inc.
                   investing  primarily in readily marketable equity securities  including common stocks,  preferred stocks and  securities  that may be converted at a later time into common  stock.  The  Portfolio may invest in the  securities  of  companies of all sizes,  and may  emphasize  either  larger or
      VALUE        smaller companies at a given time based on the Sub-advisor's  assessment of particular  companies and market  conditions.  The Portfolio focuses on companies that appear  underpriced  relative to their private market value ("PMV").  PMV is the value that the Portfolio's  Sub-advisor  believes informed investors would be willing to pay for a company.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
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      SECTOR        AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the      T. Rowe Price
                    common stocks of companies  that own or develop  natural  resources  (such as energy  products,     Associates, Inc.
                    precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
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                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
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                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
 LARGE CAP GROWTH   of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
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 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be     Management, LLC
                    incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large, a "bottom up" stock selection.
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                    AST Goldman Sachs  Concentrated  Growth (AST DeAM Large-Cap Growth merged into this Portfolio):
                    seeks growth of capital in a manner  consistent with the  preservation of capital.  Realization of  income  is not a  significant  investment  consideration  and any  income  realized  on the
                    Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's  objective.  The
 LARGE CAP GROWTH   Portfolio  will pursue its objective by investing  primarily in equity  securities of companies   Goldman Sachs Asset
                    that  the  Sub-advisor  believes  have  potential  to  achieve  capital  appreciation  over the     Management, L.P.
                    long-term.  The Portfolio seeks to achieve its investment objective by investing,  under normal circumstances,  in approximately 30 - 45 companies that are considered by the Sub-advisor to be positioned for long-term growth.
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  LARGE CAP VALUE   AST DeAM Large-Cap Value:  seeks maximum growth of capital by investing  primarily in the value      Deutsche Asset
                    stocks  of  larger  companies.  The  Portfolio  pursues  its  objective,  under  normal  market     Management, Inc.
                    conditions,  by  primarily  investing  at least  80% of the value of its  assets in the  equity
                    securities  of  large-sized   companies   included  in  the  Russell  1000(R)Value  Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity securities  which  approximates  the market risk of those stocks  included in the Russell 1000(R)
                    Value Index,  but which  attempts to outperform  the Russell  1000(R)Value Index through  active stock selection.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
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    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
                    its assets in growth  stocks of large  companies and  approximately  50% of its assets in value     Management, L.P.
                    stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell 1000(R)Index (the "Russell 1000(R)"). The Russell 1000(R)is a
                    market capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
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  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be        & Co., LLC
                    invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies are undervalued on the basis of investor  reactions to near-term problems or circumstances even though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
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                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under
   REAL ESTATE      normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity      Cohen & Steers
      (REIT)        securities of real estate companies,  i.e., a company that derives at least 50% of its revenues   Capital Management,
                    from the ownership,  construction,  financing, management or sale of real estate or that has at           Inc.
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate investment trusts or REITs.
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                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform        & Co., LLC
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
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      GROWTH        AST American  Century Income & Growth (AST MFS Growth with Income merged into this  Portfolio):
                    seeks  capital  growth with current  income as a secondary  objective.  The  Portfolio  invests primarily in common stocks that offer  potential for capital growth,  and may,  consistent with its  investment  objective,  invest in stocks  that offer  potential  for current  income.  The
       AND          Sub-advisor  utilizes a  quantitative  management  technique  with a goal of building an equity     American Century
      INCOME        portfolio  that provides  better  returns than the S&P 500 Index without  taking on significant        Investment
                    additional  risk and while  attempting to create a dividend yield that will be greater than the     Management, Inc.
                    S&P 500 Index.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
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      GROWTH        AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting     Alliance Capital
                    to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common     Management, L.P.
                    stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
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 LARGE CAP VALUE    AST Hotchkis & Wiley Large-Cap Value (f/k/a AST INVESCO Capital  Income):  seeks current income and long-term growth of income, as well as capital appreciation.  The Portfolio invests,  under normal  circumstances,  at least 80% of its net assets plus borrowings for investment  purposes
                    in common stocks, of large cap U.S.  companies,  that have a high cash dividend or payout yield     Hotchkis & Wiley
                    relative to the market.  The  Sub-advisor  currently  considers large cap companies to be those   Capital Management,
                    with market  capitalizations  like those  founding  the Russell 1000 Index.  Additionally,  the           LLC
                    Portfolio can invest up to 20% of its total assets in foreign securities.
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                    AST DeAM Global  Allocation:  seeks a high level of total  return by  investing  primarily in a diversified  portfolio  of  mutual  funds.  The  Portfolio  seeks  to  achieve  its  investment objective  by  investing  in  several  other  AST  Portfolios  ("Underlying  Portfolios").  The
                    Portfolio intends its strategy of investing in combinations of Underlying  Portfolios to result      Deutsche Asset
     BALANCED       in  investment  diversification  that an  investor  could  otherwise  achieve  only by  holding     Management, Inc.
                    numerous  investments.  The  Portfolio  is  expected  to be  invested  in  at  least  six  such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
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                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
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ASSET ALLOCATION    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth      T. Rowe Price
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade     Associates, Inc.
                    securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
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   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will   International, Inc.
                    invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
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 HIGH YIELD BOND    AST Goldman  Sachs High Yield (f/k/a AST Federated  High Yield):  seeks a high level of current   Goldman Sachs Asset
                    income and may also  consider the potential for capital  appreciation.  The Portfolio  invests,     Management, L.P.
                    under normal  circumstances,  at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) ("Net Assets") in high-yield,  fixed-income  securities that,  at the time of purchase,  are  non-investment  grade  securities.  Non-investment  grade securities are securities rated BB, Ba or below by a NRSRO,  or, if unrated,  determined by the
                    Sub-advisor  to be of  comparable  quality.  The  Portfolio  may  invest  in all types of fixed income  securities,  including,  senior and subordinated  corporate debt  obligations  (such as bonds, debentures,  notes and commercial paper), convertible and non-convertible corporate debt obligations,  loan  participations,  custodial  receipts,  municipal  securities  and preferred stock.  The Portfolio may invest up to 25% of its total assets in  obligations  of domestic and foreign  issuers  which  are  denominated  in  currencies  other  than the U.S.  dollar  and in securities of issuers located in emerging countries  denominated in any currency.  Under normal market  conditions,  the Portfolio  may invest up to 20% of its net assets in investment  grade fixed-income securities, including U.S. Government Securities.
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       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital  Lord, Abbett & Co. LLC appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of five to twelve  years,  there are no restrictions  on the overall  Portfolio or on individual  securities.  The Portfolio may invest up to 20% of its net assets in equity securities.
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       BOND         AST PIMCO  Total  Return Bond (AST DeAM Bond  merged  into this  Portfolio):  seeks to maximize    Pacific Investment
                    total return consistent with  preservation of capital and prudent  investment  management.  The
                    Portfolio  will  invest in a  diversified  portfolio  of  fixed-income  securities  of  varying maturities.  The average  portfolio  duration  of the  Portfolio  generally  will vary within a
                    three- to six-year time frame based on the Sub-advisor's forecast for interest rates.            Management Company LLC
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       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
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   MONEY MARKET     AST Money  Market:  seeks high  current  income and  maintain  high  levels of  liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average    Management, Inc.
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective maturities of not more than 397 days.
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 EMERGING MARKETS   GVIT Developing Markets (f/k/a Montgomery Variable Series - Emerging Markets):  seeks long-term capital appreciation,  under normal conditions by investing at least 80% of its total assets in  Gartmore Global Asset
                    stocks of  companies  of any size  based in the  world's  developing  economies.  Under  normal        Management
                    market  conditions,  investments  are  maintained in at least six countries at all times and no  Trust/Gartmore Global
                    more than 35% of total assets in any single one of them.                                                Partners
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO Variable  Investment Funds - Dynamics:  seeks long-term  capital growth.  The Portfolio   INVESCO Funds Group,
                    pursues its  objective  by normally  investing  at least 65% of its assets in common  stocks of          Inc.
                    mid-sized  companies  that are  included  in the  Russell  Midcap  Growth  Index at the time of purchase,  or if not  included  in that  Index,  have market  capitalizations  of between  $2.5 billion and $15 billion at the time of purchase.
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                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment  Funds - Technology  (INVESCO VIF  Telecommunications  merged into   INVESCO Funds Group,
                    this Portfolio):  seeks capital growth.  The Portfolio normally invests at least 80% of its net           Inc.
                    assets in the  equity  securities  and  equity-related  instruments  of  companies  engaged  in technology-related  industries.  These  include,  but  are  not  limited  to,  various  applied technologies,  hardware,  software,  semiconductors,  telecommunications equipment and services and service-related companies in information technology.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Health  Sciences:  seeks capital  growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related          Inc.
                    instruments of companies that develop,  produce or distribute  products or services  related to health care. These companies  include,  but are not limited to, medical  equipment or supplies, pharmaceuticals, biotechnology, and healthcare providers and service companies.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Financial  Services:  seeks capital growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related          Inc.
                    instruments of companies  involved in the financial  services sector.  These companies include, but are not limited to, banks,  insurance companies,  investment and miscellaneous  industries, and suppliers to financial services companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  GLOBAL EQUITY     Evergreen  VA  International  Equity  (f/k/a  Evergreen  VA  International  Growth and acquired
                    Evergreen  VA  Global  Leaders):  seeks  long-term  capital  growth  and,  secondarily,  modest income.  The Portfolio invests  primarily in equity securities issued by established,  quality,
                    non-U.S.  companies  located in countries  with developed  markets and may purchase  across all   Evergreen Investment
                    market  capitalizations.  The  Portfolio  normally  invests  at  least  65%  of its  assets  in   Management Company,
                    securities  of  companies  in at least three  different  countries  (other than the U.S.).  The           LLC
                    Portfolio may also invest in emerging markets.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various   Evergreen Investment
                    cash  equivalents.  The Portfolio's  manager selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market
                    capitalizations.  The  Portfolio's  managers  employ  a  growth  style  of  equity  management.   Evergreen Investment
                    "Growth" stocks are stocks of companies that the Portfolio's  managers believe have anticipated   Management Company,
                    earnings ranging from steady to accelerated growth.                                                       LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
     EQUITY         correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund  Advisors,  is composed of 30 companies whose principal  offices are located  in Europe  and whose  securities  are  traded on U.S.  exchanges  or on the  NASDAQ as depositary  receipts or ordinary  shares.  The  component  companies in the ProFunds  Europe 30
                    Index are  determined  annually  based upon their U.S.  dollar-traded  volume.  Their  relative weights are determined based on a modified market capitalization method.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund  Advisors,  is composed of 30 companies whose  principal  offices are located in the
                    Asia/Pacific  region,  excluding Japan, and whose securities are traded on U.S. exchanges or on
      EQUITY        the NASDAQ as depository  receipts or ordinary shares. The component  companies in the ProFunds
                    Asia 30 Index are  determined  annually  based  upon  their U.S.  dollar-traded  volume.  Their relative weights are determined based on the modified market capitalization method.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to the daily  performance  of the Nikkei 225 Stock  Average.  Since the  Japanese  markets are not open when  ProFund VP Japan  values its  shares,  ProFund VP Japan  determines  its  success in meeting this  investment  objective by comparing its daily return on a given day with the daily performance of related futures  contracts traded in the United States related to the Nikkei 225
                    Stock Average.  The Nikkei 225 Stock Average Index (Nikkei Index) is a modified  price-weighted index of the 225 most  actively  traded  and  liquid  Japanese  companies  listed  in the First
  INTERNATIONAL     Section of the Tokyo Stock  Exchange.  The Nikkei  Index is  calculated  from the prices of the   ProFund Advisors LLC
      EQUITY        225  Tokyo  Stock  Exchange   (TSE)  First  Section  stocks   selected  to  represent  a  broad
                    cross-section  of  Japanese  industries  and the overall  performance  of the  Japanese  equity market.  Nihon  Keizai  Shimbun,  Inc.  is the  sponsor of the Index.  Companies  in the Nikkei
                    Index are  reviewed  annually.  Emphasis  is  placed  on  maintaining  the  Index's  historical continuity while keeping the Index composed of stocks with high market  liquidity.  The sponsor consults with various market experts,  considers  company specific  information and the overall composition of the Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones  U.S.  Banks  Index.  The Dow Jones U.S.  Banks  Index
                    measures  the  performance  of the  banking  industry  of the  U.S.  equity  market.  Component companies  include all  regional  and major U.S.  domiciled  international  banks,  savings and loans, savings banks,  thrifts,  building  associations and societies.  Investment and merchant banks are excluded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Dow Jones U.S. Basic  Materials  Sector Index measures the  performance of the basic  materials
      SECTOR        economic sector of the U.S. equity market.  Component  companies are involved in the production   ProFund Advisors LLC
                    of aluminum,  commodity chemicals,  specialty chemicals,  forest products,  non-ferrous metals, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Biotechnology  Index. The Dow Jones
                    U.S.  Biotechnology  Index measures the performance of the  biotechnology  industry of the U.S.
      SECTOR        equity  market.  Component  companies  include  those engaged in genetic  research,  and/or the   ProFund Advisors LLC
                    marketing  and  development  of  recombinant  DNA  products.  Makers  of  artificial  blood and contract biotechnology researchers are also included in the Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Dow Jones U.S.  Consumer  Cyclical  Sector  Index  measures  the  performance  of the  consumer cyclical  economic  sector of the U.S. equity market.  Component  companies  include  airlines, auto manufacturers,  auto parts, tires, casinos,  consumer  electronics,  recreational products and services,  restaurants,  lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Dow Jones U.S.  Consumer  Non-Cyclical  Sector Index measures the performance of the consumer  non-cyclical  economic sector of the U.S. equity market.  Component companies include beverage  companies,  consumer service  companies,  durable and non-durable  household  product manufacturers, cosmetic companies, food products and agriculture and tobacco products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance of the Dow Jones U.S. Energy Sector Index.  The Dow Jones U.S. Energy
                    Sector  Index  measures  the  performance  of the  energy  sector  of the U.S.  equity  market.
                    Component  companies include oil drilling  equipment and services,  coal, oil  companies-major, oil companies-secondary,  pipelines, liquid, solid or gaseous fossil fuel producers and service companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Financial  Sector  Index.  The Dow
                    Jones U.S.  Financial Sector Index measures the performance of the financial  services economic sector of the U.S.  equity market.  Component  companies  include  regional  banks;  major U.S.
                    domiciled  international banks; full line, life, and property and casualty insurance companies;
                    companies that invest,  directly or indirectly in real estate;  diversified financial companies such as Fannie  Mae,  credit card  insurers,  check  cashing  companies,  mortgage  lenders and investment  advisers;  securities  brokers and dealers,  including  investment banks,  merchant banks and online brokers; and publicly traded stock exchanges.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Healthcare  Sector Index.  The Dow
                    Jones U.S.  Healthcare Sector Index measures the performance of the healthcare  economic sector of the U.S. equity market.  Component  companies  include health care providers,  biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Industrial  Sector Index.  The Dow
                    Jones U.S.  Industrial Sector Index measures the performance of the industrial  economic sector
                    of  the  U.S.  equity  market.   Component   companies   include  building   materials,   heavy
                    construction,  factory  equipment,  heavy machinery,  industrial  services,  pollution control,
                    containers  and  packaging,   industrial  diversified,   air  freight,  marine  transportation,
                    railroads,  trucking,  land-transportation  equipment,  shipbuilding,  transportation services, advanced industrial equipment, electric components and equipment, and aerospace.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the daily  performance of the Dow Jones Composite  Internet  Index.  The Dow Jones Composite
                    Internet Index measures the  performance of stocks in the U.S. equity markets that generate the majority  of their  revenues  from the  Internet.  The  Index is  composed  of two  sub-groups:
                    Internet  Commerce - companies that derive the majority of their revenues from providing  goods and/or  services  through an open network,  such as a web site.  Internet  Services - companies that derive the majority of their revenues from  providing  access to the Internet or providing services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Pharmaceuticals  Index.  The Dow
                    Jones U.S.  Pharmaceuticals  Index measures the performance of the pharmaceuticals  industry of the U.S. equity market.  Component  companies include the makers of prescription  drugs such as birth control pills and vaccines,  and over-the-counter  drugs, such as aspirin, cold remedies, as well as companies engaged in contract drug research..
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange  Gold/Silver  Sector
                    Index. The  Philadelphia  Stock Exchange  Gold/Silver  Sector Index measures the performance of the gold and silver mining industry of the global equity market.  Component  companies  include companies  involved in the mining and production of gold,  silver,  and other precious  metals, precious stones and pearls.  The Index does not include  producers of commemorative  medals and coins that are made of these metals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that correspond to the daily  performance  of the Dow Jones U.S.  Real Estate  Index.  The Dow Jones
                    U.S. Real Estate Index measures the  performance of the real estate industry of the U.S. equity
                    market.   Component  companies  include  those  that  invest  directly  or  indirectly  through
      SECTOR        development,  management  or  ownership  of shopping  malls,  apartment  buildings  and housing   ProFund Advisors LLC
                    developments;  and real estate  investment  trusts ("REITs") that invest in apartments,  office and  retail  properties.  REITs are  passive  investment  vehicles  that  invest  primarily  in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Semiconductor  Index. The Dow Jones
                    U.S.  Semiconductor  Index measures the performance of the  semiconductor  industry of the U.S.
                    equity market.  Component  companies are engaged in the production of semiconductors  and other integrated chips, as well as other related products such as circuit boards and motherboards.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Technology  Sector Index.  The Dow
                    Jones U.S.  Technology  Sector Index measures the  performance of the technology  sector of the
                    U.S.  equity  market.  Component  companies  include  those  involved in  computers  and office
                    equipment,  software,   communications  technology,   semiconductors,   diversified  technology
                    services and internet services.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Dow  Jones  U.S.   Telecommunications   Sector   Index   measures   the   performance   of  the
                    telecommunications  economic  sector of the U.S.  equity market.  Component  companies  include fixed-line communications and wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance  of the Dow Jones U.S.  Utilities  Sector  Index.  The Dow
      SECTOR        Jones U.S.  Utilities Sector Index measures the performance of the utilities economic sector of   ProFund Advisors LLC
                    the U.S. equity market.  Component  companies  include  electric  utilities,  gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED  THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH ITS
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500(R)Index is a measure of large-cap U.S. stock market  performance.  It is a capitalization  weighted index of 500 U.S.  operating companies and REITS selected by an S&P committee through a non-mechanical  process that factors criteria such as liquidity,  price,  market capitalization, financial viability and public float.  Reconstitution occurs both on a quarterly and ongoing basis.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the S&P 500(R)Index.  If ProFund VP Bear is successful in meeting its objective,  its net asset value should gain  approximately  the same,
     S&P 500        on a  percentage  basis,  as any  decrease  in the S&P 500(R)Index when the Index  declines on a   ProFund Advisors LLC
                    given  day.  Conversely,  its  net  asset  value  should  lose  approximately  the  same,  on a percentage basis, as any increase in the Index when the Index rises on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  UltraBull:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to twice (200%) the daily  performance of the S&P 500(R)Index.  Prior to May 1, 2003,
                    ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment  results that corresponded  to one and one-half times (150%) the daily  performance of the S&P 500(R)Index. If
                    ProFund VP UltraBull is  successful in meeting its  objective,  its net asset value should gain
     S&P 500        approximately  twice as much, on a percentage basis, as the S&P 500(R)Index when the Index rises   ProFund Advisors LLC
                    on a given day.  Conversely,  its net asset value should lose approximately twice as much, on a percentage  basis,  as the Index when the Index  declines on a given day. Prior to May 1, 2003,
                    ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment  results that corresponded to one and one-half times the daily performance of the S&P 500(R)Index
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ-100 Index(R)includes 100 of the largest  non-financial  domestic and  international  issues listed on the NASDAQ Stock Market. To be eligible for inclusion  companies  cannot be in bankruptcy  proceedings  and must meet certain  additional  criteria  including  minimum
trading  volume  and  "seasoning,"  requirements.   The  Index  is  calculated  under  a  modified   capitalization-weighted   methodology.
Reconstitution and rebalancing occurs on an annual, quarterly and ongoing basis..
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ-100  Index(R).  "OTC" in the name of ProFund VP OTC refers to securities  that do not trade on a U.S.  securities  exchange  registered  under the Securities
                    Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite) of the daily  performance  of the NASDAQ-100  Index(R).  If
                    ProFund VP Short OTC is  successful in meeting its  objective,  its net asset value should gain approximately  the same, on a percentage  basis, as any decrease in the NASDAQ-100  Index(R)when the Index declines on a given day.  Conversely,  its net asset value should lose  approximately the same, on a percentage  basis,  as any increase in the Index when the Index rises on a given day.  "OTC" in the name of  ProFund VP Short OTC  refers to  securities  that do not trade on a
                    U.S. securities exchange registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to twice  (200%) the daily  performance  of the  NASDAQ-100  Index(R).  If ProFund VP UltraOTC is
                    successful in meeting its  objective,  its net asset value should gain  approximately  twice as much,  on a percentage  basis,  as the  NASDAQ-100  Index(R)when the Index rises on a given day.
                    Conversely,  its net asset  value  should lose  approximately  twice as much,  on a  percentage basis,  as the Index when the Index  declines  on a given day.  "OTC" in the name of ProFund VP
                    UltraOTC refers to securities that do not trade on a U.S.  securities exchange registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
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The S&P MidCap 400 Index(R)is a measure of mid-size  company U.S. stock market  performance.  It is a  capitalization  weighted index of 400
U.S.  operating  companies  and REITS.  Securities  are selected for inclusion in the index by an S&P  committee  through a  non-mechanical process that factors  criteria  such as liquidity,  price,  market  capitalization,  financial  viability and public float.  Reconstitution occurs both on a quarterly and ongoing basis.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily performance  of the S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra Value Index(R)is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have  comparatively  low  price-to-book  ratios as  determined before each semiannual rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R). The S&P MidCap
  S&P MIDCAP 400    400/Barra  Growth Index(R)is a market  capitalization  weighted index comprised of the stocks in   ProFund Advisors LLC
                    the S&P MidCap 400 Index(R)that have  comparatively  high  price-to-book  ratios as  determined before each semiannual rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond to twice (200%) the daily  performance  of the S&P MidCap 400 Index(R).  If ProFund VP
                    UltraMid-Cap  is  successful  in  meeting  its  objective,  its net  asset  value  should  gain
  S&P MIDCAP 400    approximately  twice as much,  on a  percentage  basis,  as the S&P MidCap 400 Index(R)when the   ProFund Advisors LLC
                    Index rises on a given day.  Conversely,  its net asset value should lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P SmallCap 600 Index(R)consists of 600 domestic  stocks chosen for market size,  liquidity,  and industry group  representation.  The
Index comprises stocks from the industrial, utility, financial, and transportation sectors.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance of the S&P  SmallCap  600/Barra  Value  Index(R). The S&P
                    SmallCap  600/Barra  Value Index(R)is a market capitalization  weighted index  comprised of the stocks in the S&P SmallCap 600/Barra Value Index(R)that have  comparatively  low  price-to-book ratios as determined before each semiannual  rebalance date. (Note: The S&P SmallCap  600/Barra
                    Value  Index(R)is a measure  of  small-cap  company  U.S.  stock  market  performance.  It is a capitalization  weighted  index of 600 U.S.  operating  companies  and  REITS.  Securities  are selected for inclusion in the index by an S&P committee  through a non-mechanical  process that factors  criteria such as liquidity,  price,  market  capitalization,  financial  viability and public float.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance of the S&P SmallCap  600/Barra  Growth  Index(R). The S&P
                    SmallCap  600/Barra  Growth Index(R)is a market capitalization  weighted index comprised of the stocks in the S&P SmallCap 600/Barra Growth Index(R)that have  comparatively high price-to-book ratios as determined before each semiannual  rebalance date. (Note: The S&P SmallCap  600/Barra
                    Growth  Index(R)is a measure  of  small-cap  company  U.S. stock  market  performance.  It is a capitalization  weighted  index of 600 U.S.  operating  companies  and  REITS.  Securities  are selected for inclusion in the index by an S&P committee  through a non-mechanical  process that factors  criteria such as liquidity,  price,  market  capitalization,  financial  viability and public float.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
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The Russell 2000 Index(R)is a measure of small-cap U.S. Stock market  performance.  It is an adjusted market  capitalization  weighted index containing  approximately 2000 of the smallest  companies in the Russell 3000 Index or approximately 8% of the total market  capitalization of the Russell 3000 Index,  which in turn represents  approximately 98% of the investable U.S. equity market.  All U.S. companies listed on the NYSE, AMEX or NASDAQ meeting an initial minimum ($1) price are considered for inclusion.  Reconstitution  occurs  annually.  Securities are not replaced if they leave the index.
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   RUSSELL 2000     ProFund VP  UltraSmall-Cap:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to twice (200%) the daily  performance of the Russell  2000(R)Index.  If ProFund VP
                    UltraSmall-Cap  is  successful  in meeting  its objective,  its net asset  value  should  gain approximately twice as much, on a percentage basis, as the Russell 2000 Index(R)when the Index rises on a given day. Conversely,  its net asset  value  should  lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
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30 Year U.S. Treasury Bond
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 U.S. GOV'T BOND    ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that  correspond  to one and  one-quarter  times  (125%) the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond ("Long  Bond").  In  accordance  with its stated
                    objective,  the net asset value of ProFund VP U.S. Government Plus generally should decrease as interest  rates  rise.  If  ProFund  VP U.S.  Government  Plus is  successful  in  meeting  its objective,  its net asset value should gain  approximately  one and one-quarter times (125%) as much,  on a percentage  basis,  as any daily  increase in the price of the Long Bond on a given day.  Conversely,  its net asset value should lose  approximately  one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,   ProFund Advisors LLC
                    that correspond to one and one-quarter  times (125%) the inverse  (opposite) of the daily price movement of the most recently  issued 30-year U.S.  Treasury Bond ("Long Bond").  In accordance with its  stated  objective,  the net  asset  value of  ProFund  VP  rising  Rates  Opportunity generally  should  decrease as interest  rates fall. If ProFund VP Rising Rates  Opportunity is successful  in meeting its  objective,  its net asset value should gain  approximately  one and one-quarter  times as much, on a percentage  basis, as any daily decrease in the Long Bond on a given day.  Conversely,  its net asset value  should  lose  approximately  one and  one-quarter times as much, on a percentage basis, as any daily increase in the Long Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
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Each  portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers or in a particular sector of the economy.  Since the assets of each  portfolio are invested in a limited number of issuers or a limited sector of the economy, the net asset value of the portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  Certain of the  portfolios  may also be subject to  additional  market risk due to their  policy of  investing  based on an  investment  strategy  and generally not buying or selling  securities in response to market  fluctuations.  Each  portfolio's  relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

The stock selection date for each of the strategy  Portfolios of the First Defined  Portfolio Fund LLC is on or about December 31st of each year. The holdings for each strategy  Portfolio  will be adjusted  annually on or about  December 31st in accordance  with the  Portfolio's investment  strategy.  At that time,  the  percentage  relationship  among the shares of each issuer held by the Portfolio is  established.
Through the next one-year  period that  percentage  will be  maintained  as closely as  practicable  when the  Portfolio  makes  subsequent purchases and sales of the securities.
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    LARGE CAP       First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The   First Trust Advisors
                    Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks           L.P.
                    selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the
      BLEND         greatest  potential for capital  appreciation  during the next year. The stocks included in the
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 BLENDED STRATEGY   Target  Managed VIP:  seeks to provide  above-average  total  return.  The  Portfolio  seeks to   First Trust Advisors
                    achieve its objective by investing in common stocks of the most  attractive  companies that are           L.P.
                    identified  by a model based on six  uniquely  specialized  strategies  - The Dowsm DART 5, the
                    European  Target 20,  the  Nasdaq(R)Target 15, the S&P Target 24, the Target  Small Cap and the
                    Value Line(R)Target 25.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP VALUE    The DowSM  DART 10:  seeks to  provide  above-average  total  return.  The  Portfolio  seeks to   First Trust Advisors
                    achieve its objective by investing in common  stocks  issued by companies  that are expected to          L.P.
                    provide  income and to have the  potential  for capital  appreciation.  The  Portfolio  invests primarily in the common stocks of the ten companies in the DJIA that have the highest  combined dividend yields and buyback ratios on or about the applicable stock selection date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Global Target 15: seeks to provide  above-average  total return. The Portfolio seeks to achieve its objective by investing in common  stocks  issued by companies  that are expected to provide income and to have the potential for capital  appreciation.  The Portfolio invests primarily in
                    the common  stocks of the companies  which are  components  of the DJIA,  the  Financial  Times   First Trust Advisors
  GLOBAL EQUITY     Industrial  Ordinary Share Index ("FT Index") and the Hang Seng Index. The Portfolio  primarily           L.P.
                    consists of common stocks of the five  companies  with the lowest per share stock prices of the ten  companies in each of the DJIA, FT Index and Hang Seng Index,  respectively,  that have the highest dividend yield in the respective index on or about the applicable stock selection date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    S&P Target 24: seeks to provide  above-average  total return.  The  Portfolio  seeks to achieve its  objective by investing in common  stocks  issued by companies  that have the potential for
    LARGE CAP       capital  appreciation.  The Portfolio  invests  primarily in the common  stocks of  twenty-four   First Trust Advisors
      GROWTH        companies  selected from a subset of the stocks included in the Standard & Poor's 500 Composite           L.P.
                    Stock Price Index.  The subset of stocks will be taken from each of the eight largest  economic sectors of the S&P 500 Index based on the sector's market capitalization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       Nasdaq(R)Target  15:  seeks to provide  above-average  total  return.  The  Portfolio  seeks to   First Trust Advisors
                    achieve its objective by investing in common  stocks  issued by companies  that are expected to           L.P.
                    have the potential for capital  appreciation.  The  Portfolio  invests  primarily in the common
      GROWTH        stocks of fifteen companies  selected from a pre-screened  subset of the stocks included in the
                    Nasdaq-100 Index on or about the applicable stock selection date through a multi-step process.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The Prudential  Series Fund,  Inc. - SP William Blair  International  Growth (f/k/a SP Jennison
                    International  Growth):  seeks long-term growth of capital.  The Portfolio invests primarily in equity-related  securities  of foreign  issuers that the  Sub-adviser  thinks will  increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at least 65% of its total  assets in common  stock of foreign  companies  operating or based in at
 NATIONAL EQUITY    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose        Prudential
                    earnings are growing at a faster rate than other  companies and that have above average  growth     Investments LLC/
                    in earnings and cash flow, improving profitability,  strong balance sheets, management strength     William Blair &
                    and strong  market  share for its  products.  The  Portfolio  also tries to buy such  stocks at       Company, LLC
                    attractive prices in relation to their growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill
Companies, Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated. The Portfolio
is not  sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's  makes no  representation regarding the advisability of investing in the Portfolio.

"Dow Jones Industrial  Averagesm",  "DJIAsm",  "Dow  Industrialssm",  "The Dowsm",  and "The Dow 10sm", are service marks of Dow Jones & Company,  Inc.  ("Dow  Jones") and have been  licensed  for use for certain  purposes by First
Trust  Advisors  L.P.  ("First  Trust").  The  portfolios,  including,  and in  particular  the Target  Managed VIP portfolio and The DowSM DART 10 portfolio,  are not  endorsed,  sold or promoted by Dow Jones,  and Dow Jones makes no representation regarding the advisability of investing in such products.

"Standard  & Poor's,"  "S&P," "S&P 500,"  "Standard  & Poor's  500," and "500" are  trademarks  of The  McGraw-Hill
Companies,  Inc. and have been  licensed  for use by First Trust on behalf of the S&P Target 24  Portfolio  and the
Target Managed VIP Portfolio.  The Portfolios are not sponsored,  endorsed,  managed,  sold or promoted by Standard
& Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

"The Nasdaq 100(R)",  "Nasdaq-100 Index(R)", "Nasdaq Stock Market(R)", and "Nasdaq(R)" are trade or service marks of
The Nasdaq Stock Market,  Inc. (which with its affiliates are the  "Corporations") and have been licensed for use by
First  Trust.  The Nasdaq  Target 15  Portfolio  and Target  Managed  VIP  Portfolio  have not been passed on by the
Corporations as to its legality or suitability.  The Nasdaq Target 15 Portfolio and Target Managed VIP Portfolio are
not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  The Corporations make no warranties and bear no liability with respect to the Nasdaq Target 15 Portfolio or the Target Managed VIP Portfolio.

"Value  Line(R)," "The Value Line Investment  Survey," and "Value Line  TimelinessTM  Ranking System" are registered trademarks of Value Line Securities,  Inc. or Value Line Publishing,  Inc. The Target Managed VIP(R)Portfolio is not
sponsored,  recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities,
Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Portfolio.

The First  Trust(R)10  Uncommon  Values  portfolio is not  sponsored or created by Lehman  Brothers,  Inc.  ("Lehman
Brothers"). Lehman Brothers' only relationship to First Trust is the licensing of certain trademarks and trade names of Lehman Brothers and of the "10 Uncommon  Values" which is determined,  composed and calculated by Lehman Brothers without regard to First Trust or the First Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service  marks for use in connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted  by  Standard & Poor's or NASDAQ,  and  neither  Standard  & Poor's  nor NASDAQ  makes any  representations regarding the advisability of investing in the ProFunds VP.

WHAT ARE THE FIXED ALLOCATIONS?
We offer Fixed Allocations of different  durations during the accumulation  period.  These "Fixed Allocations" earn a  guaranteed  fixed rate of  interest  for a  specified  period of time,  called the  "Guarantee  Period." In most states,  we offer Fixed  Allocations  with Guarantee  Periods from 1 to 10 years. We may also offer special purpose
Fixed  Allocations for use with certain optional  investment  programs.  We guarantee the fixed rate for the entire
Guarantee  Period.  However,  if you withdraw or transfer Account Value before the end of the Guarantee  Period, we will adjust the value of your withdrawal or transfer based on a formula,  called a "Market Value  Adjustment."  The
Market Value  Adjustment  can either be positive or negative,  depending  on the  movement of  applicable  interest rates  payable on Strips of the  appropriate  duration.  Please refer to the section  entitled "How does the Market
Value  Adjustment  Work?" for a description  of the formula along with  examples of how it is  calculated.  You may allocate Account Value to more than one Fixed Allocation at a time.

Fixed  Allocations may not be available in all states.  Availability of Fixed  Allocations is subject to change and may differ by state and by the annuity  product you purchase.  Please call American  Skandia at  1-800-680-8920  to determine availability of Fixed Allocations in your state and for your annuity product.

FEES AND CHARGES

The charges  under the  contracts  are  designed  to cover,  in the  aggregate,  our direct and  indirect  costs of selling,  administering and providing benefits under the contracts.  They are also designed,  in the aggregate,  to compensate  us for the risks of loss we assume  pursuant to the  contracts.  If, as we expect,  the charges that we collect  from the  contracts  exceed  our total  costs in  connection  with the  contracts,  we will earn a profit.
Otherwise we will incur a loss.  The rates of certain of our charges  have been set with  reference to estimates of the amount of specific types of expenses or risks that we will incur.  In most cases,  this  prospectus  identifies such  expenses  or risks in the name of the  charge;  however,  the fact that any  charge  bears the name of, or is designed  primarily  to defray a  particular  expense or risk does not mean that the  amount we  collect  from that charge  will  never be more  than the  amount  of such  expense  or risk.  Nor does it mean that we may not also be compensated  for such  expense  or risk out of any other  charges  we are  permitted  to deduct by the terms of the contract.

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred  Sales  Charge:  We do not  deduct a sales  charge  from  Purchase  Payments  you make to your
Annuity.  However,  we may deduct a Contingent  Deferred Sales Charge or CDSC if you surrender your Annuity or when you make a partial  withdrawal.  The CDSC  reimburses  us for  expenses  related to sales and  distribution  of the
Annuity,  including  commissions,  marketing materials and other promotional expenses.  The CDSC is calculated as a percentage  of your  Purchase  Payment being  surrendered  or withdrawn  during the  applicable  Annuity Year.  For purposes of  calculating  the CDSC,  we consider the year  following  the Issue Date of your Annuity as Year 1. The amount of the CDSC  decreases  over time,  measured from the Issue Date of the Annuity.  The CDSC  percentages  are shown below.

                           ------------------ ------------- ------------- ------------ ------------- -------------

                           YEARS                   1             2             3            4             5+
                           ------------------ ------------- ------------- ------------ ------------- -------------
                           ------------------ ------------- ------------- ------------ ------------- -------------

                           CHARGE (%)             8.5%          8.0%         7.0%          6.0%          0.0%
                           ------------------ ------------- ------------- ------------ ------------- -------------

The CDSC  period is based on the Issue Date of the  Annuity,  not on the date each  Purchase  Payment is applied to the  Annuity.  Purchase  Payments  applied to the Annuity  after the Issue Date do not have their own CDSC  period.
During the first four (4) Annuity Years,  under certain  circumstances you can withdraw a limited amount of Account
Value without paying a CDSC.  This is referred to as a "Free  Withdrawal."  After four (4) complete  Annuity Years, you can surrender  your Annuity or make a partial  withdrawal  without a CDSC being  deducted from the amount being withdrawn.  Free  Withdrawals are not treated as a withdrawal of Purchase  Payments for purposes of calculating the
CDSC on a subsequent  withdrawal  or surrender.  Withdrawals  of amounts  greater than the maximum Free  Withdrawal amount are  treated as a  withdrawal  of Purchase  Payments  and will be  assessed a CDSC  during  Annuity  Years 1 through 4. For purposes of  calculating  the CDSC on a surrender  or a partial  withdrawal,  the Purchase  Payments being  withdrawn may be greater than your remaining  Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior withdrawals  under the Free Withdrawal  provision or if your Account
Value has declined in value due to negative market performance.

We may waive the CDSC under certain  medically-related  circumstances or when taking a Minimum Distribution from an
Annuity  purchased  as a  "qualified"  investment.  Free  Withdrawals,  Medically-Related  Surrenders  and  Minimum
Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Transfer Fee:  Currently,  you may make twenty (20) free transfers  between  investment  options each Annuity Year.
We will charge  $10.00 for each transfer  after the  twentieth in each Annuity  Year. We do not consider  transfers made as part of a dollar cost  averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  asset allocation or similar program will be subject to the twenty-transfer  limit.  However, all transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account  Value from a Fixed  Allocation  at the end of its  Guarantee  Period are not subject to the  Transfer  Fee and are not counted toward  the  twenty  free  transfers.  We may  reduce the number of free  transfers  allowable  each  Annuity  Year
(subject  to a minimum  of eight)  without  charging a Transfer  Fee  unless  you make use of  electronic  means to
transmit  your  transfer  requests.   We  may  eliminate  the  Transfer  Fee  for  transfer  requests   transmitted
electronically  or through other means that reduce our processing  costs.  If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

Annual  Maintenance  Fee:  During  the  accumulation  period  we  deduct  an Annual  Maintenance  Fee.  The  Annual
Maintenance  Fee is $35.00 or 2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be  deducted  annually  on the  anniversary  of the  Issue  Date of your  Annuity  or,  if you surrender  your Annuity  during the Annuity  Year,  the fee is deducted at the time of  surrender.  Currently,  the
Annual  Maintenance  Fee is only  deducted if your Account Value is less than  $100,000 on the  anniversary  of the
Issue Date or at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Tax Charges:  Several  states and some  municipalities  charge  premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from  jurisdiction to jurisdiction  and is subject to change.  The tax  charge  currently  ranges up to 3 1/2% of your  premium  and is  designed  to  approximate  the taxes that we are required  to pay.  We  generally  will  deduct the charge at the time the tax is  imposed,  but may also  decide to deduct the charge from each  Purchase  Payment at the time of a  withdrawal  or surrender of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge  against  the  Sub-accounts  and the
Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against  the  average  daily  assets  allocated  to the
Sub-accounts.  The  Insurance  Charge is the  combination  of the  Mortality & Expense Risk Charge  (1.50%) and the
Administration  Charge  (0.15%).  The total charge is equal to 1.65% on an annual basis.  The  Insurance  Charge is intended to compensate  American  Skandia for providing the  insurance  benefits  under the Annuity,  including the
Annuity's basic death benefit that provides  guaranteed  benefits to your beneficiaries even if the market declines and the risk that  persons we  guarantee  annuity  payments to will live longer  than our  assumptions.  The charge also covers  administrative  costs  associated with providing the Annuity  benefits,  including  preparation of the contract,  confirmation  statements,  annual account  statements and annual  reports,  legal and accounting fees as well as various related  expenses.  Finally,  the charge covers the risk that our  assumptions  about the mortality risks and expenses  under this Annuity are  incorrect  and that we have agreed not to increase  these  charges over time  despite our actual  costs.  We may increase  the portion of the total  Insurance  Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.

American  Skandia  may make a profit on the  Insurance  Charge if,  over time,  the actual  cost of  providing  the guaranteed  insurance  obligations  under the Annuity are less than the amount we deduct for the Insurance  Charge.
To the extent we make a profit on the Insurance  Charge,  such profit may be used for any other corporate  purpose, including  payment  of other  expenses  that  American  Skandia  incurs in  promoting,  distributing,  issuing  and administering the Annuity.

The  Insurance  Charge is not deducted  against  assets  allocated to a Fixed  Allocation.  However,  the amount we credit to Fixed  Allocations may also reflect similar  assumptions  about the insurance  guarantees  provided under the Annuity.

Optional  Benefits for which we assess a charge solely  against the variable  investment  options:  If you elect to purchase certain optional  benefits,  we will deduct an additional charge on a daily basis solely from your Account
Value  allocated  to the  Sub-accounts.  The  additional  charge is included in the daily  calculation  of the Unit
Price for each  Sub-account.  We may assess charges for other optional  benefits on a different  basis as described elsewhere in the prospectus.  Please refer to the sections  entitled "Living Benefit  Programs" and "Death Benefit"
for a description of the charge for each Optional Benefit.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management fee,  operating  expenses and any distribution and service (12b-1) fees that may apply.  These fees are  deducted  daily by each  Portfolio  before it provides  American  Skandia  with the net asset value as of the close of business  each day. More  detailed  information  about fees and charges can be found in the prospectuses for the Portfolios.  Please also see "Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts, we also take into consideration  mortality,  expense,  administration,  profit and other factors in determining the interest  rates we credit to Fixed  Allocations.  Any CDSC or Tax Charge applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value  Adjustment  may also apply to  transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain  states,  we are required to pay a tax if and when you exercise your right to receive  periodic  annuity payments.  The amount of the tax we must pay will depend on the applicable  jurisdiction.  When you  annuitize,  we will apply a charge of up to 3.5% of your Account  Value,  depending on the  applicable  jurisdiction  to cover the tax we must pay.  If you  select a fixed  payment  option,  the  amount of each fixed  payment  will  depend on the
Account  Value of your Annuity  when you elected to  annuitize.  There is no specific  charge  deducted  from these payments;  however,  the amount of each annuity payment reflects  assumptions about our insurance expenses.  If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect  changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain fees and charges or alter the manner in which the  particular  fee or charge is deducted.  For  example,  we may  reduce  the  amount  of the CDSC or the  length  of time it  applies,  reduce  or eliminate  the amount of the Annual  Maintenance  Fee or reduce the portion of the total  Insurance  Charge that is deducted  as an  Administration  Charge.  Generally,  these types of changes  will be based on a  reduction  to our sales,  maintenance  or  administrative  expenses  due to the  nature of the  individual  or group  purchasing  the
Annuity.  Some of the  factors we might  consider in making  such a decision  are:  (a) the size and type of group;
(b) the  number of  Annuities  purchased  by an Owner;  (c) the  amount  of  Purchase  Payments  or  likelihood  of additional  Purchase Payments;  and/or (d) other transactions where sales,  maintenance or administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase Payment:  You must make a minimum initial Purchase Payment of $10,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial  Purchase
Payment provided that, within the first Annuity Year, you make at least $10,000 in total Purchase Payments.

Where allowed by law, initial and additional  Purchase Payments in excess of $1,000,000  require our approval prior to  acceptance.  We may apply  certain  limitations  and/or  restrictions  on the  Annuity  as a  condition  of our acceptance,  including limiting the liquidity features or the Death Benefit protection  provided under the Annuity, limiting the right to make  additional  Purchase  Payments,  changing the number of transfers  allowable  under the
Annuity or  restricting  the  Sub-accounts  or Fixed  Allocations  that are  available.  Other  limitations  and/or restrictions may apply.

Except as noted below,  Purchase  Payments must be submitted by check drawn on a U.S.  bank, in U.S.  dollars,  and made payable to American  Skandia.  Purchase  Payments may also be submitted via 1035  exchange or direct  transfer of funds.  Under certain  circumstances,  Purchase Payments may be transmitted to American Skandia via wiring funds through your investment  professional's  broker-dealer  firm.  Additional  Purchase Payments may also be applied to
                                                               ----------
your Annuity under an  arrangement  called "bank  drafting"  where you  authorize us to deduct money  directly from your bank  account.  We call our bank drafting  program  "Auto Saver".  We may reject any payment if it is received in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age  Restrictions:  The Owner must be age 85 or under as of the Issue Date of the Annuity.  If the Annuity is owned jointly,  the  oldest  of the  Owners  must be age 85 or under on the Issue  Date.  If the  Annuity  is owned by an entity,  the Annuitant must be age 85 or under as of the Issue Date.  You should  consider your need to access your
Account Value and whether the  Annuity's  liquidity  features  will satisfy that need.  If you take a  distribution prior to age 591/2, you may be subject to a 10%  penalty in  addition  to  ordinary  income  taxes on any gain.  The availability  and level of  protection of certain  optional  benefits may vary based on the age of the Owner on the
Issue Date of the Annuity or the date of the Owner's death.

Owner,  Annuitant  and  Beneficiary  Designations:  On your  Application,  we will  ask you to name  the  Owner(s),
Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The Owner(s)  holds all rights  under the Annuity.  You may name more than one Owner in which case
         -----
       all  ownership  rights are held  jointly.  However,  this Annuity does not provide a right of  survivorship.
       Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant  is the  person we agree to make  annuity  payments  to and upon  whose life we
         ---------
       continue to make such  payments.  You must name an  Annuitant  who is a natural  person.  We do not accept a designation of joint Annuitants  during the accumulation  period.  Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent  Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of  "Considerations  for Contingent  Annuitants" in the Tax
       Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no
         -----------
       beneficiary is named the death benefit will be paid to you or your estate.

Your  right  to make  certain  designations  may be  limited  if  your  Annuity  is to be  used as an IRA or  other
"qualified"  investment  that is given  beneficial  tax  treatment  under the Code.  You should seek  competent tax advice on the income, estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change  the Owner,  Annuitant  and  Beneficiary  designations  by  sending us a request in  writing.  Where allowed by law,  such changes will be subject to our  acceptance.  Some of the changes we will not accept  include, but are not limited to:
|X|      a new Owner  subsequent to the death of the Owner or the first of any joint Owners to die,  except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified"  investments,  a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary  is the  surviving  spouse
unless  you  elect  an  alternative   Beneficiary   designation.   Unless  you  elect  an  alternative  Beneficiary
designation,  upon the death of either spousal  Owner,  the surviving  spouse may elect to assume  ownership of the
Annuity  instead of taking the Death  Benefit  payment.  The Death Benefit that would have been payable will be the new  Account  Value of the  Annuity  as of the  date of due  proof of death  and any  required  proof of a  spousal relationship.  As of the date the  assumption  is  effective,  the  surviving  spouse  will have all the rights and benefits  that would be available  under the Annuity to a new  purchaser of the same  attained age. For purposes of determining  any future Death Benefit for the  beneficiary of the surviving  spouse,  the new Account Value will be considered  as the  initial  Purchase  Payment.  No  CDSC  will  apply  to the  new  Account  Value.  However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving  spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant,  the surviving  spouse will become the  Annuitant.  No Death Benefit is payable upon the death of the  Annuitant.  However,  the Account  Value of the Annuity as of the date of due proof of death of the  Annuitant
(and any  required  proof of the spousal  relationship)  will reflect the amount that would have been payable had a
Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain  period of time known as a right to cancel  period.  This is often  referred to as a  "free-look."
Depending on the state in which you purchased  your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to  cancel  period  may be ten (10)  days,  twenty-one  (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity  during the  applicable period,  we will refund  your  current  Account  Value plus any tax charge  deducted.  This amount may be higher or lower than your original  Purchase  Payment.  Where  required by law, we will return your current  Account Value or the amount of your initial  Purchase  Payment,  whichever  is greater.  The same rules may apply to an Annuity that is purchased as an IRA.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum  amount  that we accept as an  additional  Purchase  Payment is $100  unless you  participate  in "Auto
Saver" or a periodic  purchase  payment  program.  We will  allocate  any  additional  Purchase  Payments  you make according to your most recent  allocation  instructions,  unless you request new allocations  when you submit a new
Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your
              ----------
bank account and applying it to your  Annuity.  This type of program is often called "bank  drafting".  We call our bank  drafting  program  "Auto  Saver".  Purchase  Payments made through bank drafting may only be allocated to the variable  investment  options when  applied.  Auto Saver allows you to invest in your Annuity with a lower  initial
Purchase  Payment,  as long as you authorize  payments that will equal at least $10,000  during the first 12 months of your Annuity.  We may suspend or cancel bank drafting  privileges  if  sufficient  funds are not available  from the applicable financial institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These  types of  programs  are only  available  with  certain  types of  qualified  investments.  If your  employer sponsors such a program,  we may agree to accept periodic  Purchase  Payments through a salary reduction program as long as the allocations are made only to variable  investment  options and the periodic  Purchase Payments received in the first year total at least $10,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase
Payments.)

Initial  Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.
The net  Purchase  Payment  is your  initial  Purchase  Payment  minus  any tax  charges  that may  apply.  On your application  we ask you to provide us with  instructions  for  allocating  your  Account  Value.  You can  allocate
Account Value to one or more variable investment options or Fixed Allocations.

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase Payments you make according to your most recent  allocation  instructions.  If any rebalancing or asset  allocation  programs are in effect,  the allocation should  conform  with such a  program.  We  assume  that your most  recent  allocation  instructions  are valid for subsequent  Purchase  Payments  until you make a change to those  allocations or request new  allocations  when you submit a new Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the  accumulation  period you may transfer  Account  Value  between  investment  options.  Transfers are not subject to taxation on any gain. We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  However,  you can invest in an  unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you allocate  Account  Value to at the time of any  allocation  or  transfer.  If you request a transfer  and,  as a result of the  transfer,  there would be less than $500 in the  Sub-account,  we may transfer the  remaining  Account Value in the  Sub-account  pro rata to the other  investment  options to which you transferred.

We may impose  specific  restrictions on financial  transactions  for certain  Portfolios  based on the Portfolio's investment  restrictions.  Currently,  any purchase,  redemption or transfer involving the ProFunds VP Sub-accounts must be  received  by us no later  than one  hour  prior to any  announced  closing  of the  applicable  securities exchange  (generally,  3:00 p.m.  Eastern time) to be processed on the current  Valuation  Day. The "cut-off"  time for such  financial  transactions  involving  a ProFunds  VP  Sub-account  will be  extended to1/2hour prior to any announced closing (generally,  3:30 p.m. Eastern time) for transactions  submitted  electronically through American
Skandia's Internet website (www.americanskandia.prudential.com).

Currently,  we  charge  $10.00  for each  transfer  after the  twentieth  (20th) in each  Annuity  Year,  including transfers  made as part of any  rebalancing,  asset  allocation  or  similar  program  which  you have  authorized.
Transfers  made as part of a dollar cost  averaging  program do not count  toward the twenty free  transfer  limit.
Renewals or transfers of Account Value from a Fixed  Allocation at the end of its Guarantee  Period are not subject to the transfer  charge.  We may reduce the number of free  transfers  allowable  each  Annuity Year  (subject to a minimum of eight)  without  charging  a Transfer  Fee unless  you make use of  electronic  means to  transmit  your transfer requests.  We may eliminate the Transfer Fee for transfer requests  transmitted  electronically or through other means that reduce our processing  costs.  If enrolled in any program that does not permit  transfer  requests to be transmitted electronically, the Transfer Fee will not be waived.

Once you have made 20  transfers  among the  Sub-accounts  during an Annuity  Year,  we will accept any  additional transfer  request  during that year only if the request is submitted  to us in writing  with an original  signature and  otherwise  is in  good  order.  For  purposes  of this  20  transfer  limit,  we (i) do not  view a  facsimile transmission as a "writing",  (ii) will treat multiple  transfer  requests  submitted on the same business day as a single  transfer,  and (iii) do not count any  transfer  that solely  involves  Sub-accounts  corresponding  to any
ProFund  Portfolio  and/or the AST Money Market  Portfolio,  or any transfer  that  involves one of our  systematic programs, such as asset allocation and automated withdrawals.

Frequent transfers among Sub-accounts in response to short-term  fluctuations in markets,  sometimes called "market timing,"  can make it very  difficult  for a  Portfolio  manager  to  manage a  Portfolio's  investments.  Frequent transfers  may cause the  Portfolio to hold more cash than  otherwise  necessary,  disrupt  management  strategies, increase  transaction costs, or affect performance.  The Annuity offers  Sub-accounts  designed for Owners who wish to engage in frequent  transfers  (i.e., one or more of the  Sub-accounts  corresponding to the ProFund  Portfolios and the AST Money  Market  Portfolio),  and we  encourage  Owners  seeking  frequent  transfers  to  utilize  those
Sub-accounts.

In light of the risks  posed to Owners and other  investors  by frequent  transfers,  we reserve the right to limit the  number of  transfers  in any  Annuity  Year for all  existing  or new  Owners  and to take the  other  actions discussed  below.  We also  reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive  transfer  activity (as we define
it) or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by a Portfolio  (e.g.,  by the  Portfolio's  portfolio manager)  that the purchase or  redemption  of shares in the  Portfolio  must be  restricted  because the Portfolio believes the transfer  activity to which such purchase and  redemption  relates would have a detrimental  effect on the share prices of the affected  Portfolio.  Without  limiting the above, the most likely scenario where either of the above  could  occur  would be if the  aggregate  amount of a trade or trades  represented  a  relatively  large proportion  of the total assets of a particular  Portfolio.  In  furtherance  of our general  authority to restrict transfers as described  above,  and without  limiting other actions we may take in the future,  we have adopted the following specific restrictions:

o        With  respect  to each  Sub-account  (other  than  the AST  Money  Market  Sub-account,  or a  Sub-account corresponding  to a ProFund  Portfolio),  we track amounts  exceeding a certain dollar threshold that were transferred into the Sub-account.  If you transfer such amount into a particular  Sub-account,  and within
         30 calendar days  thereafter  transfer (the  "Transfer  Out") all or a portion of that amount into another
         Sub-account,  then upon the Transfer  Out, the former  Sub-account  becomes  restricted  (the  "Restricted
         Sub-account").  Specifically,  we will not permit  subsequent  transfers into the  Restricted  Sub-account for 90 calendar days after the Transfer Out if the Restricted  Sub-account  invests in a non-international
         Portfolio,  or 180  calendar  days after the  Transfer  Out if the  Restricted  Sub-account  invests in an international  Portfolio.  For purposes of this rule,  we (i) do not count  transfers  made in  connection with one of our  systematic  programs,  such as asset  allocation and automated  withdrawals;  (ii) do not count any transfer that solely involves  Sub-accounts  corresponding  to any ProFund  Portfolio and/or the
         AST Money Market  Portfolio;  and (iii) do not  categorize as a transfer the first  transfer that you make after the Issue Date,  if you make that  transfer  within 30 calendar  days after the Issue Date.  Even if an amount  becomes  restricted  under the  foregoing  rules,  you are still free to redeem the amount from your Annuity at any time.
o        We reserve the right to effect  exchanges on a delayed basis for all  contracts.  That is, we may price an exchange  involving  the  Sub-accounts  on the  business day  subsequent  to the business day on which the exchange  request was received.  Before  implementing  such a practice,  we would issue a separate written notice to Owners that explains the practice in detail.
o        If we deny  one or  more  transfer  requests  under  the  foregoing  rules,  we  will  inform  you or your investment professional promptly of the circumstances concerning the denial.
o        We will not implement these rules in jurisdictions  that have not approved  contract  language  amendments authorizing us to do so, or may implement  different  rules in certain  jurisdictions  if required by such jurisdictions.  Contract owners in  jurisdictions  with such limited transfer  restrictions,  and contract owners who own variable life insurance or variable annuity  contracts  (regardless of  jurisdiction)  that do not  impose  the  above-referenced  transfer  restrictions,  might  make  more  numerous  and  frequent transfers than contract owners who are subject to such  limitations.  Because  contract owners who are not subject to the same transfer  restrictions may have the same underlying  mutual fund portfolios  available to them,  unfavorable  consequences  associated  with such frequent  trading within the underlying  mutual fund (e.g.,  greater  portfolio  turnover,  higher  transaction  costs,  or performance or tax issues) may affect all contract  owners.  Similarly,  while contracts  managed by an investment  professional or third party investment  advisor are subject to the  restrictions on transfers  between  investment  options that are  discussed  above,  if the  advisor  manages a number of  Contracts  in the same  fashion  unfavorable consequences  may  be  associated  with  management  activity  since  it may  involve  the  movement  of a substantial  portion of an underlying  mutual fund assets which may affect all contract owners invested in
         the  affected   options.   Apart  from   jurisdiction-specific   and  contract   differences  in  transfer
         restrictions,  we  will  apply  these  rules  uniformly  (including  contracts  managed  by an  investment professional  or third  party  investment  advisor),  and will not waive a  transfer  restriction  for any contract owner.

Although  our  transfer  restrictions  are  designed  to  prevent  excessive  transfers,  they are not  capable  of preventing every potential occurrence of excessive transfer activity.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes.  We offer  Dollar  Cost  Averaging  during  the  accumulation  period.  Dollar  Cost  Averaging  allows you to systematically  transfer an amount each month from one investment  option to one or more other investment  options.
You can choose to transfer  earnings only,  principal plus earnings or a flat dollar amount.  Dollar Cost Averaging allows you to invest  regularly each month,  regardless of the current unit value (or price) of the  Sub-account(s)
you invest in.  This  enables  you to  purchase  more units when the market  price is low and fewer  units when the market  price  is  high.  This  may  result  in a lower  average  cost of units  over  time.  However,  there is no guarantee that Dollar Cost Averaging will result in a profit or protect  against a loss in a declining  market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost  Averaging  from
Fixed Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE: When a Dollar Cost Averaging  program is established from a Fixed  Allocation,  the fixed rate of interest we credit to your  Account  Value is applied to a  declining  balance  due to the  transfers  of Account  Value to the
Sub-accounts  during the Guarantee  Period.  This will reduce the effective rate of return on the Fixed  Allocation over the Guarantee Period.

The Dollar Cost Averaging  program is not available if you elect the Guaranteed  Return Option PlusSM or Guaranteed
Return Option programs when it involves transfers out of the Fixed Allocations.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your  Account  Value  rebalanced  quarterly,  semi-annually,  or  annually.  On the appropriate date, your variable  investment options are rebalanced to the allocation  percentages you request.  For example,  over time the  performance  of the  variable  investment  options will  differ,  causing your  percentage allocations to shift.  With  automatic  rebalancing,  we transfer the  appropriate  amount from the  "overweighted"
Sub-accounts  to the  "underweighted"  Sub-accounts to return your  allocations to the percentages you request.  If you request a transfer from or into any variable  investment  option  participating  in the  automatic  rebalancing program,  we will assume that you wish to change  your  rebalancing  percentages  as well,  and will  automatically adjust the rebalancing  percentages in accordance with the transfer unless we receive  alternate  instructions from you.

You must have a minimum  Account  Value of at least  $10,000 to enroll in automatic  rebalancing.  All  rebalancing transfers  made on the same day as part of an automatic  rebalancing  program are  considered  as one transfer when counting the number of transfers each year toward the maximum number of free  transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER ANY ASSET ALLOCATION PROGRAMS?

Yes.  During the  accumulation  period,  we may offer  different asset  allocation  programs  designed for American
Skandia by  Morningstar  Associates,  LLC.  Each program is available to Annuity  Owners at no  additional  charge.
Each program is designed as a tool to enable you and your investment  professional  to develop an asset  allocation program  that is  appropriate  for you.  Your  investment  professional  will  help  you to  complete  an  investor questionnaire that will help you and your investment  professional to determine whether  participating in a program is  appropriate  for you and to  determine  your  investment  style from which you can choose the  available  model portfolios.  We offer programs where you and your investment  professional  choose from the available  Sub-accounts for each asset class in the model  portfolio  you have chosen based on your answers to the  questionnaire.  You may change your  selected  Sub-accounts  at any time.  We also offer  programs  where the  Sub-accounts  for each asset class in each model portfolio are designated  based on an objective  evaluation of the available  Sub-accounts.  If
you  elect  the  second  type  of  program,  the  selected   Sub-accounts  within  a  model  portfolio  may  change
periodically.  Under these  programs,  assets  allocated to the program are rebalanced on a periodic basis based on suggested  changes to the allocation  percentages  for an asset class within a model  portfolio or based on changes in the value of the  Sub-accounts.  Each  asset  allocation  program  is  subject  to  additional  limitations  and restrictions which are more fully described in the enrollment form for the programs.

Asset allocation is a sophisticated  method of diversification  which allocates assets among asset classes in order to manage  investment risk and enhance returns over the long term.  However,  asset allocation does not guarantee a profit or protect  against a loss.  You are not  obligated  to  participate  or to invest  according to the program recommendations.  American  Skandia does not intend to provide any  personalized  investment  advice in  connection
with  these  programs  and  you  should  not  rely  on  these  programs  as  providing  individualized   investment
recommendations  to you. The asset  allocation  programs do not guarantee  better  investment  results.  We reserve the right to  terminate  or  change  the asset  allocation  programs  at any time.  You  should  consult  with your investment professional before electing any asset allocation program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two  different  programs  for  investors  who wish to invest in the variable  investment  options but also wish to protect  their  principal,  as of a specific  date in the  future.  They are the  Balanced  Investment
Program and the  Guaranteed  Return Option  PlusSM.  (The  Guaranteed  Return Option PlusSM (GRO PlusSM) is not yet
available in all states.  In those states where GRO Plus is not  available we offer the  Guaranteed  Return  Option
(GRO).) Both the  Balanced  Investment  Program and GRO Plus allow you to allocate a portion of your Account  Value to the  available  variable  investment  options  while  ensuring  that your Account Value will at least equal your contributions  adjusted  for  withdrawals  and  transfers on a specified  date.  Under GRO Plus,  Account  Value is allocated to and  maintained in Fixed  Allocations to the extent we, in our sole  discretion,  deem it is necessary to support our guarantee under the program.  This differs from the Balanced  Investment  Program where a set amount is allocated to a Fixed  Allocation  regardless of the  performance of the underlying  Sub-accounts or the interest rate environment  after the amount is allocated to a Fixed Allocation.  Generally,  more of your Account Value will be allocated  to the  variable  investment  options  under the GRO Plus program than under the Balanced  Investment
Program  (although in periods of poor market  performance,  low interest  rates and/or as the option  progresses to its maturity  date,  this may not be the case).  You may not want to use either of these  programs if you expect to begin taking annuity  payments before the program would be completed.  In addition,  as with most return of premium programs,  amounts that are  available to allocate to the variable  investment  options may be  substantially  less than they would be if you did not elect a return of premium  program.  This means that,  if  investment  experience in the variable  investment  options were positive,  your Account Value would grow at a slower rate than if you did not elect a return of premium program and allocated all of your Account Value to the variable investment options.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account  Value is allocated to a Fixed  Allocation and the remaining Account Value is allocated to the variable  investment  options that you select.  When you enroll in the Balanced  Investment  Program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the Fixed  Allocation.  Based on the fixed rate for the Guarantee  Period chosen,  we calculate the portion of your Account  Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount"  (such as your initial  Purchase  Payment).  We  determine  the amount based on the rates  then in effect for the  Guarantee  Period you  choose.  If you  continue  the  program  until the end of the
Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed Allocation
will have grown to equal the "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee  Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer  the  Account  Value  that is not  allocated  to the  Fixed  Allocation  between  any of the  Sub-accounts available  under the Annuity.  Account Value you allocate to the variable  investment  options is subject to market fluctuations  and may increase or decrease in value.  We do not deduct a charge for  participating  in the Balanced
Investment Program.

         Example
         Assume you invest  $100,000.  You choose a 10-year  program and allocate a portion of your  Account  Value to a Fixed  Allocation  with a 10-year  Guarantee  Period.  The rate for the 10-year  Guarantee  Period is
         2.50%*.  Based on the fixed  interest rate for the  Guarantee  Period  chosen,  the factor is 0.781198 for determining  how much of your Account  Value will be allocated  to the Fixed  Allocation.  That means that
         $78,120 will be allocated to the Fixed  Allocation  and the  remaining  Account  Value  ($21,880)  will be allocated to the variable  investment  options.  Assuming  that you do not make any  withdrawals  from the
         Fixed  Allocation,  it will  grow to  $100,000  at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration

The  Guaranteed  Return  Option  PlusSM  (GRO  PlusSM)   guarantees  that,  after  a  seven-year  period  following commencement  of the program  ("maturity  date") and on each  anniversary  of the  maturity  date  thereafter,  the
Owner's  Account Value will not be less than the Account Value on the  effective  date of the program.  The program also offers the Owner the option to elect a second,  enhanced  guarantee  amount at a higher  Account Value subject to a separate  maturity  period (and its  anniversaries).  The GRO PlusSM program may be appropriate if you wish to protect a principal  amount  (called the "Protected  Principal  Value")  against market  downturns as of a specific date in the  future,  but also wish to  exercise  control  of your  available  Account  Value  among  the  variable investment  options to participate in market  experience.  Under the GRO PlusSM  program,  you give us the right to allocate amounts to Fixed  Allocations as needed to support the guarantees  provided.  The available  Account Value is the  amount  not  allocated  to the  Fixed  Allocations  to  support  the  guarantees  provided.  There is a fee associated  with this program.  See "Living  Benefit  Programs,"  later in this  Prospectus,  for more  information about this program.

DOES MY INVESTMENT PROFESSIONAL HAVE PERMISSION TO MANAGE MY ACCOUNT?
Yes.  Unless you direct  otherwise,  your investment  professional  may direct the allocation of your Account Value and request financial  transactions  between investment options while you are living,  subject to our rules. Unless you tell us  otherwise,  we deem that all  transactions  that are  directed by your  investment  professional  with respect to your Annuity have been  authorized by you. You must contact us  immediately  if and when you revoke such authority.  We will not be responsible  for acting on instructions  from your  investment  professional if you fail to  inform  us that  such  person's  authority  has  been  revoked.  We may also  suspend,  cancel  or limit  these privileges at any time.  We will notify you if we do.

MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?
Yes. You may engage your own  investment  advisor to manage your account.  These  investment  advisors may be firms or persons who also are  appointed by us, or whose  affiliated  broker-dealers  are  appointed by us, as authorized sellers of the Annuity.  Even if this is the case,  however,  please note that the investment advisor you engage to provide  advice and/or make  transfers  for you, is not acting on our behalf,  but rather is acting on your behalf.
We do not offer  advice  about how to allocate  your  Account  Value under any  circumstance.  As such,  we are not responsible  for any  recommendations  such  investment  advisors make, any investment  models or asset  allocation programs they choose to follow or any specific transfers they make on your behalf.

Any fee that is charged by your  investment  advisor is in addition to the fees and expenses  that apply under your
Annuity.  If you  authorize  your  investment  advisor  to  withdraw  amounts  from  your  Annuity  (to the  extent permitted) to pay for the investment  advisor's fee, as with any other withdrawal from your Annuity,  you may incur adverse tax  consequences,  a CDSC and/or a market value  adjustment.  Withdrawals to pay your  investment  advisor generally  will also  reduce  the  level of  various  living  and  death  benefit  guarantees  provided  (e.g.  the withdrawals  will reduce  proportionately  the Annuity's  guaranteed  minimum death benefit.) We are not a party to the agreement you have with your  investment  advisor and do not verify that amounts  withdrawn  from your annuity, including  amounts  withdrawn to pay for the investment  advisor's fee, are within the terms of your agreement with your investment  advisor.  You will,  however,  receive  confirmations of transactions that affect your Annuity. If your investment  advisor has also acted as your investment  professional  with respect to the sale of your Annuity, he or she may be receiving  compensation  for services  provided both as an investment  professional and investment advisor.  Alternatively,  the  investment  advisor  may  compensate  the  investment  professional  from  whom  you purchased your annuity for the referral that led you to enter into your investment  advisory  relationship with the investment  advisor.  If you are  interested in the details about the  compensation  that your  investment  advisor and/or your investment professional receive in connection with your Annuity, you should ask them for more details.

We or an affiliate of ours may provide administrative support to licensed,  registered investment  professionals or investment  advisors who you authorize to make financial  transactions  on your behalf.  We may require  investment professionals  or  investment  advisors,  who  are  authorized  by  multiple  contract  owners  to  make  financial transactions,  to enter into an  administrative  agreement  with  American  Skandia as a condition of our accepting
transactions   on  your  behalf.   The   administrative   agreement  may  impose   limitations  on  the  investment
professional's  or  investment  advisor's  ability  to  request  financial   transactions  on  your  behalf.  These
limitations are intended to minimize the detrimental  impact of an investment  professional who is in a position to transfer  large amounts of money for multiple  clients in a particular  Portfolio or type of portfolio or to comply with specific  restrictions or limitations  imposed by a Portfolio(s)  of American  Skandia.  Contracts  managed by your investment  professional  also are subject to the restrictions on transfers  between  investment  options that are  discussed  in the  section  entitled  "ARE  THERE  RESTRICTIONS  OR CHARGES ON  TRANSFERS  BETWEEN  INVESTMENT
OPTIONS?".  Since  transfer  activity  under  contracts  managed  by an  investment  professional  or  third  party investment  adviser may result in unfavorable  consequences to all contract owners invested in the affected options we reserve the right to limit the investment  options  available to a particular Owner whose contract is managed by the advisor or impose other transfer  restrictions we deem necessary.  The  administrative  agreement may limit the available  investment options,  require advance notice of large  transactions,  or impose other trading limitations on your investment  professional.  Your  investment  professional  will be informed of all such  restrictions on an ongoing basis.  We may also require that your investment  professional  transmit all financial  transactions  using
the      electronic      trading      functionality      available      through      our      Internet      website
(www.americanskandia.prudential.com).   Limitations  that  we  may  impose  on  your  investment   professional  or
investment  advisor  under  the  terms of the  administrative  agreement  do not  apply to  financial  transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED ALLOCATIONS WORK?

We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee
Period."  Fixed  Allocations  currently are offered with  Guarantee  Periods from 1 to 10 years.  We may make Fixed
Allocations of different  durations  available in the future,  including Fixed Allocations  offered exclusively for use with certain optional  investment  programs.  Fixed  Allocations may not be available in all states and may not always be available for all Guarantee Periods depending on market factors and other considerations.

The interest  rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change  during the  Guarantee  Period.  The rates are an effective  annual rate of interest.  We determine  the interest  rates for the various  Guarantee  Periods.  At the time that we confirm  your Fixed  Allocation,  we will advise you of the interest rate in effect and the date your Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time.  Any change in interest  rate does not affect  Fixed  Allocations  that were in effect  before the date of the change.  To inquire as to the current  rates for Fixed  Allocations,  please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent  permitted by law, we may  establish  different  interest  rates for Fixed  Allocations  offered to a class of Owners who choose to participate  in various  optional  investment  programs we make  available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging  program
(see "Do You Offer Dollar Cost Averaging?") or a balanced  investment  program (see "Do you offer programs designed to guarantee a "Return of Premium" at a future  date?").  The interest rate credited to Fixed  Allocations  offered to this class of purchasers may be different  than those offered to other  purchasers who choose the same Guarantee
Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for  determining the fixed interest rates for Fixed  Allocations.  Generally the interest  rates we offer for Fixed  Allocations  will  reflect the  investment  returns  available  on the types of investments  we make to  support  our fixed  rate  guarantees.  These  investment  types  may  include  cash,  debt securities  guaranteed  by the United  States  government  and its  agencies  and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements,  asset-backed obligations and municipal  bonds.  In  determining  rates we also consider  factors such as the length of the Guarantee  Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make,  commissions,  administrative  and  investment  expenses,  our  insurance  risks  in  relation  to the  Fixed
Allocations,  general  economic  trends  and  competition.  Some of these  considerations  are  similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit  interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to Fixed  Allocations for the same Guarantee  Period selected by new Annuity  purchasers in the same class.

The  interest  rate we credit for a Fixed  Allocation  is subject to a minimum.  Please  refer to the  Statement of
Additional  Information.  In certain  states the  interest  rate may be  subject  to a minimum  under  state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?

If you  transfer  or  withdraw  Account  Value  from a Fixed  Allocation  more than 30 days  before  the end of its
Guarantee  Period,  we will  adjust  the  value of your  investment  based on a  formula,  called a  "Market  Value
Adjustment" or "MVA".  The amount of any Market Value  Adjustment can be either positive or negative,  depending on the movement of a  combination  of Strip  Yields on Strips and an  Option-adjusted  Spread (each as defined  below)
between  the time that you  purchase  the Fixed  Allocation  and the time you make a transfer  or  withdrawal.  The
Market Value  Adjustment  formula  compares  the  combination  of Strip  Yields for Strips and the  Option-adjusted
Spreads  as of the date the  Guarantee  Period  began  with the  combination  of Strip  Yields  for  Strips and the
Option-adjusted  Spreads as of the date the MVA is being  calculated.  In  certain  states the amount of any Market
Value  Adjustment  may be limited  under state law or  regulation.  If your Annuity is governed by the laws of that state,  any Market  Value  Adjustment  that  applies  will be subject to our rules for  complying  with such law or regulation.

|X|      "Strips"  are a form of  security  where  ownership  of the  interest  portion of United  States  Treasury securities are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|       "Option-adjusted  Spread" is the difference  between the yields on corporate debt securities  (adjusted to disregard options on such securities) and government debt securities of comparable duration.  We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

MVA Formula
The MVA  formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed
Allocation on a particular date.  The formula is as follows:

                                            [(1+I) / (1+J+0.0010)]N/365
                                                      where:

                  I is the Strip  Yield as of the start date of the  Guarantee  Period for coupon
                  Strips  maturing  at the  end of  the  applicable  Guarantee  Period  plus  the
                  Option-adjusted  Spread.  If there are no Strips maturing at that time, we will use the Strip  Yield for the  Strips  maturing  as soon as  possible  after the
                  Guarantee Period ends.

                  J is the  Strip  Yield as of the  date the MVA  formula  is being  applied  for coupon Strips maturing at the end of the applicable  Guarantee  Period plus the
                  Option-adjusted  Spread.  If there are no Strips maturing at that time, we will use the Strip  Yield for the  Strips  maturing  as soon as  possible  after the
                  Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

MVA Examples
The  following  hypothetical  examples  show  the  effect  of the MVA in  determining  Account  Value.  Assume  the following:
|X|      On December 31, 2000,  you allocate  $50,000 into a Fixed  Allocation  with a Guarantee  Period of 5 years
         (e.g. the Maturity Date is December 31, 2005).
|X|      The Strip Yields for coupon  Strips  beginning on December 31, 2000 and maturing on December 31, 2005 plus the Option-adjusted Spread is 5.50% (I = 5.50%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire  Fixed  Allocation  after exactly three (3) years, therefore 730 days remain before the Maturity Date (N = 730).

Example of Positive MVA
Assume that at the time you request  the  withdrawal,  the Strip  Yields for Strips  maturing on December  31, 2005 plus the  Option-adjusted  Spread is 4.00% (J = 4.00%).  Based on these  assumptions,  the MVA would be  calculated as follows:

                        MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.041]2 = 1.027078
                                            Interim Value = $57,881.25
                         Account Value after MVA = Interim Value X MVA Factor = $59,448.56

Example of Negative MVA
Assume that at the time you request  the  withdrawal,  the Strip  Yields for Strips  maturing on December  31, 2005 plus the Option-adjusted  Spread is 7.00% (J = 7.00%).  Based on these assumptions,  the MVA would be calculated as follows:

                        MVA Factor = [(1+I)/(1+J+0.0010)]N/365 = [1.055/1.071)]2 = 0.970345
                                            Interim Value = $57,881.25
                        Account Value after MVA = Interim Value X MVA Factor = $56,164.78.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The  "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date,
you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or different  length or you may transfer all or part of that Fixed  Allocation's  Account Value to another  Fixed  Allocation or to one or more
Sub-accounts.  We will  not  charge  a MVA if you  choose  to  renew a Fixed  Allocation  on its  Maturity  Date or transfer the Account Value to one or more  variable  investment  options.  We will notify you before the end of the
Guarantee Period about the fixed interest rates that we are currently  crediting to all Fixed  Allocations that are being offered.  The rates being credited to Fixed Allocations may change before the Maturity Date.

If you do not specify how you want a Fixed  Allocation to be allocated on its Maturity  Date, we will then transfer the Account  Value of the Fixed  Allocation  to the AST Money  Market  Sub-account.  You can then elect to allocate the Account Value to any of the Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?

During the  accumulation  period  you can  access  your  Account  Value  through  Partial  Withdrawals,  Systematic
Withdrawals,  and where required for tax purposes,  Minimum  Distributions.  You can also surrender your Annuity at any time.  We may deduct a portion of the Account Value being  withdrawn or  surrendered  as a CDSC.  The CDSC will be  assessed  on the  amount of  Purchase  Payments,  not on the  Account  Value at the time of the  withdrawal  or surrender.  If you surrender your Annuity,  in addition to any CDSC, we may deduct the Annual  Maintenance Fee, any
Tax Charge that applies and the charge for any optional  benefits.  We may also apply a Market Value  Adjustment to any Fixed  Allocations  being withdrawn or  surrendered.  Certain amounts may be available to you each Annuity Year that are not subject to a CDSC.  These are called "Free  Withdrawals."  In addition,  under certain  circumstances, we may waive the CDSC for  surrenders  made for  qualified  medical  reasons  or for  withdrawals  made to  satisfy
Minimum Distribution  requirements.  Unless you notify us differently,  withdrawals are taken pro-rata based on the
Account Value in the  investment  options at the time we receive your  withdrawal  request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A distribution  during the  accumulation  period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax  basis",  if any.  Distributions  from your  Annuity  are  generally  subject to  ordinary income taxation on the amount of any investment gain unless the  distribution  qualifies as a non-taxable  exchange or transfer.  If you take a  distribution  prior to the  taxpayer's age 59 1/2, you may be subject to a 10% penalty in addition  to  ordinary  income  taxes on any gain.  You may wish to consult a  professional  tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity  payment is taxed as ordinary  income at the tax rate you are subject to at the time of the payment.  The Code and regulations have  "exclusionary  rules" that we use to determine  what  portion  of each  annuity  payment  should be treated as a return of any tax basis you have in the
Annuity.  Once the tax basis in the Annuity has been  distributed,  the remaining  annuity  payments are taxable as ordinary  income.  The tax basis in the Annuity may be based on the tax-basis  from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet  liquidity  needs,  you can  withdraw a limited  amount from your  Annuity  during each of Annuity
         Years 1-4 without a CDSC being applied.  We call this the "Free  Withdrawal"  amount.  The Free Withdrawal amount is not available if you choose to surrender your Annuity.  Amounts  withdrawn as a Free  Withdrawal do not  reduce  the  amount  of CDSC that may apply  upon a  subsequent  withdrawal  or  surrender  of the
         Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can  also  make  withdrawals  in  excess  of the  Free  Withdrawal  amount.  We call  this a  "Partial
         Withdrawal."  The amount that you may  withdraw  will depend on the  Annuity's  Surrender  Value as of the date we  process  the  withdrawal  request.  After  any  Partial  Withdrawal,  your  Annuity  must  have a
         Surrender Value of at least $1,000, or we may treat the Partial  Withdrawal  request as a request to fully surrender your Annuity.  The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals  and Systematic  Withdrawals,  we will first  determine what,  if  any,  amounts  qualify  as a Free  Withdrawal.  Those  amounts  are not  subject  to the  CDSC.  Partial
Withdrawals or Systematic  Withdrawals of amounts greater than the maximum Free  Withdrawal  amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar  amount after  deduction of any CDSC that applies  (called a "net withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that  applies,  resulting  in less money being payable to you than the amount you  requested.  If you request a net  withdrawal,  the amount  deducted from your Account Value to pay the CDSC may also be subject to a CDSC.

Partial  Withdrawals may also be available  following  annuitization but only if you choose certain annuity payment options.

To request the forms  necessary  to make a  withdrawal  from your  Annuity,  contact our  Customer  Service Team at
1-800-680-8920 or visit our Internet Website at www.americanskandia.prudential.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

Annuity Year 1-4
The  maximum  Free  Withdrawal  amount  during  each of Annuity  Year 1 through  Annuity  Year 4 (when a CDSC would otherwise  apply to a partial  withdrawal  or surrender of your initial  Purchase  Payments) is 10% of all Purchase
Payments.  We may apply a Market Value  Adjustment  to any Fixed  Allocations.  The 10% Free  Withdrawal  amount is not  cumulative.  Withdrawals  of  amounts  greater  than the  maximum  Free  Withdrawal  amount  are  treated as a withdrawal of Purchase  Payments and will be assessed a CDSC during  Annuity Years 1 through 4. If, during  Annuity
Years 1 through 4, all Purchase Payments  withdrawn are subject to a CDSC, then any subsequent  withdrawals will be withdrawn from any gain in the Annuity.  If you do not make a Free  Withdrawal  during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

Annuity Year 5+
After Annuity Year 4, you can surrender  your Annuity or make a partial  withdrawal  without a CDSC being  deducted from the amount being withdrawn.

NOTE:  Amounts that you have withdrawn as a Free  Withdrawal  will not reduce the amount of any CDSC that we deduct if, during the first four (4) Annuity Years, you make a partial withdrawal or choose to surrender the Annuity.

Examples
1.    Assume you make an initial Purchase Payment of $10,000 and make no additional  Purchase Payments.  The maximum
      Free Withdrawal amount during each of the first four Annuity Years would be 10% of $10,000, or $1,000.

2.    Assume you make an initial  Purchase  Payment of $10,000 and make an additional  Purchase Payment of $5,000 in
      Annuity Year 2. The maximum Free  Withdrawal  amount during  Annuity Year 3 and 4 would be 10% of $15,000,  or
      $1,500.  From Annuity  Year 5 and  thereafter,  you can  surrender  your Annuity or make a partial  withdrawal without a CDSC being deducted from the amount being withdrawn.

3.    Assume you make an initial  Purchase  Payment of $10,000 and take a Free  Withdrawal of $500 in Annuity Year 2 and $1,000 in Annuity  Year 3. If you  surrender  your  Annuity in Annuity  Year 4, the CDSC will be  assessed against the initial  Purchase  Payment amount  ($10,000),  not the amount of Purchase  Payments reduced by the amounts that were withdrawn under the Free Withdrawal provision.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be  assessed  against a Partial  Withdrawal  during the first  four (4)  Annuity  Years.  Whether a CDSC applies and the amount to be charged depends on whether the Partial  Withdrawal  exceeds any Free Withdrawal amount and, if so, the number of years that have elapsed since the Issue Date of the Annuity.

1.       If you request a Partial  Withdrawal,  we  determine  if the amount you  requested  is  available as a Free
         Withdrawal (in which case it would not be subject to a CDSC);
2.       If the amount requested exceeds the available Free Withdrawal  amount, we determine if a CDSC will apply to the Partial  Withdrawal  based on the number of years that have elapsed  since the Annuity was issued.  The maximum Free  Withdrawal  amount during each of Annuity Years 1 through 4 is 10% of all Purchase  Payments.
         Withdrawals  of amounts  greater than the maximum  Free  Withdrawal  amount are treated as a withdrawal  of
         Purchase  Payments and will be assessed a CDSC. If, during Annuity Years 1 through 4, all Purchase Payments are withdrawn  subject to a CDSC,  then any subsequent  withdrawals  will be withdrawn from any gain in the
         Annuity.
3.       If the amount requested exceeds the amounts available under Item #2 above, we withdraw the remaining amount from any other Account Value.
|X|      If the  Annuity  has been in effect  for less than four  complete  years,  a CDSC will be  charged  on the amount of the Purchase Payment being withdrawn, according to the CDSC table.
|X|      If the  Annuity  has been in effect  for more than four  complete  years,  no CDSC will be  charged on the amount being withdrawn.

For  purposes of  calculating  the CDSC on a partial  withdrawal,  the Purchase  Payments  being  withdrawn  may be greater than your remaining  Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision or if your Account Value has declined in value due to negative market performance.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus  earnings or a flat  dollar  amount.  Systematic  Withdrawals  during the first four (4) Annuity  Years may be subject  to a CDSC.  We will  determine  whether a CDSC  applies  and the  amount in the same way as we would for a
Partial Withdrawal.

Systematic  Withdrawals  can be made from  Account  Value  allocated to the  variable  investment  options or Fixed
Allocations.  Generally,  Systematic  Withdrawals from Fixed  Allocations are limited to earnings accrued after the program of Systematic  Withdrawals  begins,  or payments of fixed dollar  amounts that do not exceed such earnings.
Systematic  Withdrawals  are available on a monthly,  quarterly,  semi-annual or annual basis.  The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any  scheduled  Systematic  Withdrawal is for less than $100  (which may occur  under a program  that  provides  payment  of an amount  equal to the  earnings  in the annuity for the period  requested),  we may postpone the withdrawal and add the expected  amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain  retirement  plans that receive special tax treatment under  Sections  401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an  exception  to the 10%
penalty  tax on  distributions  made  prior  to age 59 1/2if you  elect  to  receive  distributions  as a  series  of
"substantially  equal  periodic  payments".  Distributions  received  under this provision in any Annuity Year that exceed the maximum  amount  available as a free  withdrawal  will be subject to a CDSC. We may apply a Market Value
Adjustment to any Fixed  Allocations.  To request a program that complies with Section  72(t),  you must provide us with certain  required  information in writing on a form  acceptable to us. We may require  advance notice to allow us to calculate  the amount of 72(t)  withdrawals.  The  Surrender  Value of your Annuity must be at least  $20,000 before we will allow you to begin a program for  withdrawals  under Section 72(t).  The minimum amount for any such withdrawal is $100.

You may also  annuitize  your  contract  and  begin  receiving  payments  for the  remainder  of your life (or life expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum  Distributions  are a type of  Systematic  Withdrawal  we allow  to meet  distribution  requirements  under
Sections 401, 403(b) or 408 of the Code.  Under the Code, you may be required to begin receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code. We do not assess a CDSC on Minimum  Distributions from your Annuity if you are required by law to take such Minimum  Distributions  from your Annuity at the time it is taken.  However, a
CDSC may be assessed on that portion of a Systematic  Withdrawal that is taken to satisfy the minimum  distribution requirements  in  relation  to other  savings or  investment  plans  under  other  qualified  retirement  plans not maintained with American Skandia.

The amount of the required  Minimum  Distribution  for your  particular  situation  may depend on other  annuities, savings or  investments.  We will only  calculate the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require  three (3) days advance  written  notice to calculate and process the amount of your  payments.  You may  elect  to have  Minimum  Distributions  paid out  monthly,  quarterly,  semi-annually  or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

You may also  annuitize  your  contract  and  begin  receiving  payments  for the  remainder  of your life (or life expectancy) as a means of receiving  income  payments and satisfying the Minimum  Distribution  requirements  under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During  the  accumulation  period  you can  surrender  your  Annuity at any time.  Upon  surrender,  you will receive  the  Surrender  Value.  Upon  surrender  of your  Annuity,  you will no longer  have any rights  under the
Annuity.

For purposes of calculating the CDSC on surrender,  the Purchase  Payments being withdrawn may be greater than your remaining  Account Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision  or if your  Account  Value has  declined in value due to negative market performance.  We may apply a Market Value Adjustment to any Fixed Allocations.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms necessary to surrender your Annuity,  contact our Customer Service Team at  1-800-680-8920  or visit our Internet Website at www.americanskandia.prudential.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law, you may request to surrender  your Annuity  prior to the Annuity Date without  application of any CDSC upon occurrence of a  medically-related  "Contingency  Event".  We may apply a Market Value  Adjustment to any Fixed Allocations.  The amount payable will be your Account Value.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:

|X|      the  Annuitant  must have been named or any change of  Annuitant  must have been  accepted by us, prior to the "Contingency Event" described below in order to qualify for a medically-related surrender.

|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the  Annuitant's  confinement  in a Medical Care Facility or Fatal
         Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received  exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:
|X|      first  confined in a "Medical Care  Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The definitions of "Medical Care Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your  Annuity.  Specific  details  and  definitions  in relation to this  benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options  available that provide fixed annuity  payments,  variable payments or adjustable payments.  Fixed options provide the same amount with each payment.  Variable options  generally  provide a payment which may increase or decrease  depending on the investment  performance of the Sub-accounts.  However,  currently, we also make a variable  payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is  periodically  adjusted based on current  interest  rates.  We do not guarantee to make any annuity payment options  available in the future other than those fixed  annuitization  options  guaranteed  in your  Annuity.  For additional information on annuity payment options you may request a Statement of Additional Information.

When you  purchase  an Annuity,  or at a later  date,  you may choose an Annuity  Date,  an annuity  option and the frequency  of annuity  payments.  You may change  your  choices  before  the  Annuity  Date under the terms of your contract.  A maximum  Annuity Date may be required by law.  The Annuity  Date may depend on the annuity  option you choose.  Certain annuity options may not be available depending on the age of the Annuitant.

Certain of these  annuity  options  may be  available  to  Beneficiaries  who choose to receive  the Death  Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments  for Life:  Under this  option,  income is payable  periodically  until the death of the "key  life".  The
"key life" (as used in this  section)  is the person or persons  upon whose life  annuity  payments  are based.  No additional  annuity  payments  are made after the death of the key life.  Since no minimum  number of  payments  is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.
It is  possible  that only one  payment  will be  payable if the death of the key life  occurs  before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This Option is  currently available  on a fixed or variable  basis.  Under this  option,  you cannot make a partial or full  surrender of the annuity.

Option 2
--------
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum  number of payments is  guaranteed  under this option.  It is possible  that only one payment  will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death benefits  would be payable.  This Option is currently  available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments  for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.
However,  if the key life dies before the end of the period  selected (5, 10 or 15 years),  the remaining  payments are paid to the  Beneficiary  until the end of such  period.  This  Option  is  currently  available  on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the
Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the  Insurance  Charge  assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner  selecting  this option.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death  of the key  life.  Benefits  may  increase  or  decrease  depending  on the  investment  performance  of the
Sub-accounts.  This option has a cash value that also varies with the investment  performance  of the  Sub-account.
The cash value provides a "cushion" from volatile investment  performance so that negative  investment  performance does  not  automatically  result  in a  decrease  in the  annuity  payment  each  month,  and  positive  investment performance  does not  automatically  result  in an  increase  in the  annuity  payment  each  month.  The  cushion generally  "stabilizes"  monthly  annuity  payments.  Any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request  partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 5; except  that,  while the key life is alive,  the annuity  payment  will not be less than a  guaranteed
             ------
amount,  which  generally  is equal  to the  first  annuity  payment.  We  charge  an  additional  amount  for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would  apply  were you to  surrender  your  Annuity on the  Annuity  Date.  Therefore, choosing an Annuity  Date within  four (4) years of the Issue Date of the Annuity may limit the  available  annuity payment  options.  Certain  annuity  payment  options may not be available  if your Annuity Date occurs  during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the  Annuitant's  85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity  payments,  where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed  annuity  payments,  you will receive equal  fixed-dollar  payments  throughout  the period you select.  The amount of the fixed payment will vary  depending on the annuity  payment option and payment frequency you select.  Generally,  the first annuity payment is determined by multiplying the Account Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates differs based on the type of annuity  chosen and the frequency of payment  selected.  Our rates will not be less  than our  guaranteed  minimum  rates.  These  guaranteed  minimum  rates  are  derived  from the a2000
Individual  Annuity  Mortality  Table  with an assumed  interest  rate of 3% per annum.  Where  required  by law or regulation,  such  annuity  table  will have  rates  that do not  differ  according  to the gender of the key life.
Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different types of variable  annuity payment  options.  The first annuity payment will be calculated based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make annuity  payments.
You will not receive  annuity  payments  until you choose an AIR. The remaining  annuity  payments  will  fluctuate based on the performance of the  Sub-accounts  relative to the AIR, as well as, other factors  described below. The greater the AIR, the greater the first  annuity  payment.  A higher AIR may result in smaller  potential  growth in the annuity  payments.  A lower AIR results in a lower initial annuity payment.  Within payment options 1-3, if the
Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments will be the same as the first annuity  payment.  If the  Sub-accounts  you choose perform better than the AIR, then subsequent  annuity payments will be higher than the first  annuity  payment.  If the  Sub-accounts  you choose  perform worse than the
AIR, then  subsequent  annuity  payments  will be lower than the first.  Within  payment  options 5 and 6, the cash value for the  Annuitant  (while alive) and a variable  period of time during which  annuity  payments will be made whether or not the Annuitant is still alive are adjusted based on the performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity payments do not always increase or decrease based on the performance of the
Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate  each annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed under a schedule  of units for each  Sub-account  by the Unit  Value of each  Sub-account  on the  annuity payment  date.  We determine the schedule of units based on your Account Value (minus any premium tax that applies)  at the time you elect to begin  receiving  annuity  payments.  The  schedule  of units will vary based on the annuity  payment  option  selected,  the length of any certain  period (if  applicable),  the
         Annuitant's  age and gender  (if  annuity  payments  are due for the life of the  Annuitant)  and the Unit
         Value of the  Sub-accounts  you initially  selected on the Issue Date.  The  calculation  is performed for each  Sub-account,  and the  sum of the  Sub-account  calculations  equals  the  amount  of  your  annuity payment.  Other than to fund annuity  payments,  the number of units  allocated to each  Sub-account  will not change unless you transfer among the  Sub-accounts  or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option  provides  guaranteed  payments for life, a cash value for the  Annuitant  (while alive) and a variable  period of time during which annuity  payments will be made whether or not the Annuitant is still alive.  We calculate the initial  annuity  payment amount by multiplying  the number of units scheduled to
                                  -------
         be  redeemed  under a schedule of units by the Unit  Values  determined  on the  annuitization  date.  The schedule of units is established for each  Sub-account you choose on the  annuitization  date based on the applicable  benchmark  rate,  meaning the AIR, and the annuity  factors.  The annuity  factors reflect our assumptions  regarding  the  costs  we  expect  to bear in  guaranteeing  payments  for the  lives  of the
         Annuitant  and will  depend  on the  benchmark  rate,  the  annuitant's  attained  age and  gender  (where permitted).  Unlike variable  payments  (described above) where each payment can vary based on Sub-account performance,  this payment option  cushions the immediate  impact of Sub-account  performance by adjusting the length of the time during which  annuity  payments  will be made whether or not the Annuitant is alive while  generally  maintaining a level  annuity  payment  amount.  Sub-account  performance  that exceeds a benchmark rate will generally extend this time period,  while Sub-account  performance that is less than a benchmark  rate will generally  shorten the period.  If the period reaches zero and the Annuitant is still alive,  Annuity Payments continue,  however, the annuity payment amount will vary depending on Sub-account performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option  provides  guaranteed  payments for life in the same manner as  Stabilized  Variable  Payments
         (described  above).  In addition to the stabilization  feature,  this option also guarantees that variable annuity  payments will not be less than the initial  annuity  payment  amount  regardless  of  Sub-account performance.  The AIR for this option is 3%.

The variable  annuity  payment  options are  described  in greater  detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment  amount is  adjusted  upward or  downward  depending  on the rate we are  currently  crediting  to  annuity payments.  The  adjustment  in the  annuity  payment  amount  does not affect the  duration  of  remaining  annuity payments, only the amount of each payment.

LIVING BENEFIT PROGRAMS

DO YOU OFFER PROGRAMS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?

American Skandia offers three different  optional benefits,  for an additional charge,  that can provide investment protection  for  Owners  while  they are  alive.  Notwithstanding  the  additional  protection  provided  under the optional  Living  Benefit  Programs,  the  additional  cost has the  impact  of  reducing  net  performance  of the investment  options.  Each optional  benefit offers a distinct type of guarantee,  regardless of the performance of variable  investment  options,  that may be appropriate for you depending on the manner in which you intend to make use of  your  annuity  while  you are  alive.  Depending  on  which  optional  benefit  you  choose,  you can  have substantial flexibility to invest in variable investment options while:
|X|      protecting a principal amount from decreases in value as of specified future dates;
|X|      taking  withdrawals  with a guarantee  that you will be able to withdraw not less than a principal  amount over time; or
|X|      guaranteeing  a minimum  amount of growth  will be applied to your  principal,  if it is to be used as the basis for lifetime income payments beginning after a waiting period.

Below is a brief  summary  of the three  "living  benefits"  that  American  Skandia  offers.  Please  refer to the benefit  description  for a  complete  description  of the  terms,  conditions  and  limitations  of each  optional benefit.  You should consult with your investment  professional to determine if any of these optional  benefits may be appropriate for you based on your financial  needs.  There are many factors to consider,  but we note that among them you may want to evaluate the tax  implications  of these  different  approaches  to meeting  your needs,  both between  these  benefits and in  comparison  to other  potential  solutions to your needs (e.g.  comparing  the tax implications of the withdrawal benefit and annuity payments).

I.       The Guaranteed  Return Option PlusSM (GRO PlusSM)  guarantees  that,  after a seven-year  period  following commencement of the program ("maturity date") and on each anniversary of the maturity date thereafter,  the
         Owner's  Account Value will not be less than the Account Value on the  effective  date of the program.  The program also offers the Owner the option to elect a second,  enhanced  guarantee amount at a higher Account
         Value  subject to a separate  maturity  period  (and its  anniversaries).  The GRO  PlusSM  program  may be appropriate  if you wish to protect a principal  amount (called the "Protected  Principal  Value")  against market  downturns as of a specific date in the future,  but also wish to exercise control by allocating and transferring  your available Account Value among the variable  investment  options to participate in market experience. Under the GRO PlusSM program, you give us the right to allocate amounts to Fixed Allocations as needed to support the guarantees  provided.  The available  Account Value that may be allocated  among your variable  investment  options  are those  amounts not  allocated  to the Fixed  Allocations  to support the guarantees provided.

II.      The  Guaranteed  Minimum  Withdrawal  Benefit  (GMWB)  guarantees  the Owner's  ability to make  cumulative withdrawals  over time equal to an initial  principal  value  (called the  "Protected  Withdrawal  Value"), regardless of decreases in your Account Value due to market losses.  The GMWB program may be appropriate if you intend to make periodic  withdrawals from your Annuity and wish to ensure that market  performance will not affect your ability to receive guaranteed  minimum  withdrawals.  Taking income as withdrawals,  rather than annuity  payments,  may be less tax  efficient  for  non-qualified  uses of the Annuity,  but provides greater  control  over the timing and amount of  withdrawals  during the  accumulation  period,  as well as continuing the Annuity's other benefits, such as the death benefit.

III.     The Guaranteed  Minimum Income Benefit (GMIB)  guarantees the Owner's ability,  after a minimum  seven-year waiting period,  to begin receiving  income from the Annuity in the form of annuity  payments based on your total purchase payments under the contract and an annual increase of 5% on such Purchase Payments, adjusted for withdrawals, regardless of the impact of market performance on your Account Value. The GMIB program may be appropriate if you  anticipate  using your Annuity as a future source of periodic fixed income  payments for the  remainder of your life and wish to ensure that the basis upon which your income  payments  will be calculated will achieve at least a minimum amount despite fluctuations in market performance.

GUARANTEED RETURN OPTION PlusSM (GRO PlusSM)

-------------------------------------------------------------------------------------------------------------------
The  Guaranteed  Return  Option Plus  described  below is only being offered in those  jurisdictions  where we have received regulatory  approval,  and will be offered  subsequently in other jurisdictions when we receive regulatory approval in those  jurisdictions.  Certain terms and  conditions may differ  between  jurisdictions  once approved.
The program can be elected by new  purchasers  on the Issue Date of their  Annuity,  and can be elected by existing
Annuity  Owners on  either  the  anniversary  of the  Issue  Date of their  Annuity  or on a date  other  than that anniversary,  as  described  below under  "Election  of the  Program".  The  Guaranteed  Return  Option Plus is not
available if you elect the Guaranteed Return Option program (and it is currently  active),  the Guaranteed  Minimum
Withdrawal  Benefit rider, the Guaranteed  Minimum Income Benefit rider, or the Dollar Cost Averaging program if it involves transfers out of the Fixed Allocations.
-------------------------------------------------------------------------------------------------------------------

We offer a program that, after a seven-year  period  following  commencement of the program (we refer to the end of that period and any applicable  subsequent  period as the "maturity  date") and on each anniversary of the maturity date  thereafter  while the program  remains in effect,  guarantees  your Account  Value will not be less than your
Account Value on the effective date of your program  (called the  "Protected  Principal  Value").  The program also offers you the  opportunity  to elect a second,  enhanced  guaranteed  amount at a later date if your Account Value has  increased,  while  preserving  the guaranteed  amount  established on the effective date of your program.  The enhanced  guaranteed amount (called the "Enhanced  Protected  Principal  Value")  guarantees that, after a separate period  following  election of the  enhanced  guarantee  and on each  anniversary  thereafter  while this  enhanced guarantee  amount  remains in effect,  your Account Value will not be less than your Account Value on the effective date of your election of the enhanced guarantee.

The program  monitors  your  Account  Value daily and,  if  necessary,  systematically  transfers  amounts  between variable  investment  options you choose and Fixed  Allocations used to support the Protected  Principal  Value(s).
The  program  may be  appropriate  if you wish to protect a  principal  amount  against  market  downturns  as of a specific date in the future,  but also wish to invest in the variable  investment  options to participate in market performance.  There is an additional charge if you elect the Guaranteed Return Option Plus program.

The guarantees  provided by the program exist only on the applicable  maturity  date(s) and on each  anniversary of the maturity  date(s)  thereafter.  However,  due to the ongoing  monitoring of your Account Value and the transfer of Account  Value  between  the  variable  investment  options  and the Fixed  Allocations  to  support  our future guarantees,  the program may provide some protection from significant  market losses if you choose to surrender the
Annuity or begin  receiving  annuity  payments  prior to a maturity  date.  For this same  reason,  the program may limit your ability to benefit from market increases while it is in effect.

KEY FEATURE - Protected Principal Value/Enhanced Protected Principal Value
The Guaranteed  Return Option Plus offers a base guarantee as well as the option of electing an enhanced  guarantee at a later date.

|X|   Base Guarantee:  Under the base guarantee,  American Skandia  guarantees that on the maturity date and on each anniversary of the maturity date thereafter that the program remains in effect,  your Account Value will be no less than the Protected  Principal Value. On the maturity date and on each anniversary after the maturity date that the program remains in effect,  if your Account Value is below the Protected  Principal  Value,  American
      Skandia will apply additional  amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value.

|X|   Enhanced Guarantee:  On any anniversary  following  commencement of the program, you can establish an enhanced guaranteed  amount  based on your  current  Account  Value.  Under the enhanced  guarantee,  American  Skandia guarantees  that at the end of a specified  period  following  the  election of the enhanced  guarantee  (also referred to as its "maturity date"), and on each anniversary of the maturity date thereafter that the enhanced guaranteed amount remains in effect,  your Account Value will be no less than the Enhanced Protected Principal
      Value. You can elect an enhanced guarantee more than once; however, a subsequent election supersedes the prior election of an enhanced  guarantee.  Election of an enhanced guarantee does not impact the base guarantee.  In addition,  you may elect an "auto step-up"  feature that will  automatically  increase your base guarantee (or enhanced  guarantee,  if  previously  elected) on each  anniversary  of the program (and create a new maturity period for the new enhanced  guarantee) if the Account Value as of that anniversary  exceeds the existing base guarantee (or enhanced  guarantee,  if previously  elected) by 7% or more.  You may also elect to terminate an enhanced  guarantee.  If you elect to terminate  the enhanced  guarantee,  the base  guarantee  will remain in effect. If you have elected the enhanced guarantee,  on the guarantee's  maturity date and on each anniversary of the maturity date thereafter that the enhanced guarantee amount remains in effect, if your Account Value is below the Enhanced Protected  Principal Value,  American Skandia will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Enhanced Protected Principal Value.

Any  amounts  added to your  Annuity to  support  our  guarantees  under the  program  will be applied to any Fixed
Allocations  first and then to the  sub-accounts  pro rata,  based on your most recent  allocation  instructions in accordance  with the  allocation  mechanism  we use under the program.  We will notify you of any amounts  added to your Annuity under the program.  If our assumptions are correct and the operations  relating to the  administration of the program work  properly,  we do not expect that we will need to add  additional  amounts to the Annuity.  The
Protected  Principal  Value is referred to as the "Base  Guarantee" and the Enhanced  Protected  Principal Value is
referred to as the "Step-up Guarantee" in the rider we issue for this benefit.

Withdrawals under your Annuity

Withdrawals  from your Annuity,  while the program is in effect,  will reduce the base guarantee  under the program as well as any enhanced  guarantee.  Cumulative annual withdrawals up to 5% of the Protected  Principal Value as of the effective  date of the program  (adjusted for any  subsequent  Purchase  Payments)  will reduce the  applicable guaranteed amount by the actual amount of the withdrawal  (referred to as the  "dollar-for-dollar  limit").  If the amount  withdrawn  is  greater  than the  dollar-for-dollar  limit,  the  portion  of the  withdrawal  equal to the dollar-for-dollar  limit will be treated as described  above,  and the portion of the  withdrawal  in excess of the dollar-for-dollar  limit will reduce the base  guarantee and the enhanced  guarantee  proportionally,  according to the formula as described in the rider for this benefit (see the examples of this  calculation  below).  Withdrawals will be taken pro-rata from the variable  investment  options and any Fixed Allocations up to growth and thereafter pro rata solely from the variable  investment  options.  Withdrawals will be subject to all other provisions of the
Annuity, including any Contingent Deferred Sales Charge and Market Value Adjustment that would apply.

Charges for other  optional  benefits  under the Annuity that are deducted as an annual  charge in arrears will not reduce the applicable  guaranteed  amount under the  Guaranteed  Return Option Plus program,  however,  any partial withdrawals in payment of charges for any third party  investment  advisory  service will be treated as withdrawals and will reduce the applicable guaranteed amount.

The following  examples of  dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective date of the GRO PlusSM program are October 13, 2003; 2.) an initial Purchase  Payment of $250,000;  3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal is taken on November 29, 2003 (in the first Annuity  Year).  No prior  withdrawals  have been taken.  As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The base  guarantee  amount is reduced  by the amount  withdrawn  (i.e.,  by  $10,000,  from  $250,000  to
         $240,000).
o        The remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 18, 2003 (still  within the first  Annuity  Year).  The Account
Value  immediately  before the  withdrawal is $180,000.  As the amount  withdrawn  exceeds the  Remaining  Limit of
$2,500 from Example 1:
o        the base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).
     The resulting base guarantee amount is: $237,500 x ( 1 - $7,500 / $177,500), or $227,464.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A $10,000  withdrawal is made on December 19, 2004 (second  Annuity  Year).  The Remaining  Limit has been reset to the dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e.,  reduced by $10,000,  from $227,464.79 to $217,464.79).
o        The  Remaining  Limit for the balance of the second  Annuity Year is also reduced by the amount  withdrawn
         (from $12,500 to $2,500).

KEY FEATURE - Allocation of Account Value

Account Value is  transferred  to and  maintained in Fixed  Allocations  to the extent we, in our sole  discretion, deem it is  necessary  to support our  guarantee(s)  under the  program.  We monitor  fluctuations  in your Account
Value each business day, as well as the prevailing interest rates on Fixed Allocations,  the remaining  duration(s)
until the applicable  maturity  date(s) and the amount of Account Value allocated to Fixed  Allocation(s)  relative to a  "reallocation  trigger",  which  determines  whether  Account  Value  must be  transferred  to or from  Fixed
Allocation(s).  While you are not  notified  when your  Account  Value  reaches a  reallocation  trigger,  you will receive a  confirmation  statement  indicating  the transfer of a portion of your  Account  Value either to or from
Fixed Allocation(s).

|X|      If your Account  Value is greater than or equal to the  reallocation  trigger,  your Account  Value in the variable  investment options will remain allocated  according to your most recent  instructions.  If a portion of Account Value was previously  allocated to a Fixed Allocation to support the applicable  guaranteed amount, all or a portion of those  amounts  may be  transferred  from the Fixed  Allocation  and  re-allocated  to the variable  investment  options pro-rata  according to your most recent allocation  instructions  (including the model  allocations  under any asset allocation  program you may have elected).  A Market Value Adjustment will apply when we reallocate Account Value from a Fixed Allocation to the variable investment  options,  which may result in a decrease or increase in your Account Value.

|X|      If your  Account  Value is less than the  reallocation  trigger,  a portion of your  Account  Value in the variable  investment  options will be transferred from your variable  investment options pro rata according to your  allocations to a new Fixed  Allocation(s)  to support the applicable  guaranteed  amount.  The new Fixed
     Allocation(s)  will  have a  Guarantee  Period  equal to the time  remaining  until  the  applicable  maturity date(s).  The  Account  Value  allocated  to the new  Fixed  Allocation(s)  will be  credited  with the  fixed interest  rate(s)  then being  credited  to a new Fixed  Allocation(s)  maturing  on the  applicable  maturity date(s)  (rounded  to the next  highest  yearly  duration).  The Account  Value will  remain  invested in each applicable  Fixed  Allocation  until the  applicable  maturity date unless,  at an earlier date,  your Account
     Value is greater than or equal to the reallocation  trigger and, therefore,  amounts can be transferred to the variable  investment  options while  maintaining  the  guaranteed  protection  under the program (as described above).

===================================================================================================================
If a significant  amount of your Account Value is  systematically  transferred to Fixed  Allocations to support the
Protected  Principal Value and/or the Enhanced  Protected  Principal Value during periods of market  declines,  low interest  rates,  and/or as the program  nears its maturity  date,  less of your Account  Value may be available to participate  in the  investment  experience  of the variable  investment  options if there is a  subsequent  market recovery.  During  periods  closer to the maturity  date of the base  guarantee or any enhanced  guarantee,  or any anniversary  of such  maturity  date(s),  a  significant  portion of your  Account  Value may be allocated to Fixed
Allocations to support any applicable  guaranteed  amount(s).  If your Account Value is less than the  reallocation trigger and new Fixed  Allocations must be established  during periods where the interest rate(s) being credited to such  Fixed  Allocations  is low,  a larger  portion  of your  Account  Value may need to be  transferred  to Fixed
Allocations to support the applicable guaranteed  amount(s),  causing less of your Account Value to be available to participate in the investment experience of the variable investment options.
===================================================================================================================

Separate  Fixed  Allocations  may be  established  in support of the  Protected  Principal  Value and the  Enhanced
Protected  Principal  Value  (if  elected).  There  may  also  be  circumstances  when a Fixed  Allocation  will be established  only in support of the Protected  Principal Value or the Enhanced  Protected  Principal  Value. If you
elect an enhanced  guarantee,  it is more likely that a portion of your  Account  Value may be  allocated  to Fixed
Allocations  and will remain  allocated  for a longer  period of time to support the Enhanced  Protected  Principal
Value,  even during a period of positive market  performance  and/or under  circumstances  where Fixed  Allocations would not be necessary to support the Protected  Principal Value.  Further,  there may be circumstances where Fixed
Allocations in support of the Protected  Principal Value or Enhanced  Protected  Principal Value are transferred to the variable investment options differently than each other because of the different guarantees they support.

American  Skandia uses an allocation  mechanism  based on assumptions  of expected and maximum  market  volatility, interest  rates  and  time  left to the  maturity  of the  program  to  determine  the  reallocation  trigger.  The allocation  mechanism is used to determine  the  allocation of Account  Value  between  Fixed  Allocations  and the
Sub-accounts  you  choose.  American  Skandia  reserves  the  right to  change  the  allocation  mechanism  and the reallocation  trigger at its discretion,  subject to regulatory approval where required.  Changes to the allocation mechanism and/or the reallocation trigger may be applied to existing programs where allowed by law.

Election of the Program

The  Guaranteed  Return Option Plus program can be elected at the time that you purchase  your  Annuity,  or on any business day thereafter  (prior to  annuitization).  If you elect the program after the Issue Date of your Annuity, the program will be effective  as of the business day that we receive the required  documentation  in good order at our  home  office,  and the  guaranteed  amount  will be  based  on your  Account  Value  as of that  date.  If you previously  elected the  Guaranteed  Return  Option  program and wish to elect the  Guaranteed  Return  Option Plus program,  your prior  Guaranteed  Return Option  program will be terminated.  Termination of the Guaranteed  Return
Option for the purpose of electing the Guaranteed  Return Option Plus, will be treated as any other  termination of the Guarantee  Return option (see below),  including the termination of any guaranteed  amount,  and application of any  applicable  market value  adjustment  when amounts are  transferred  to the variable  investment  options as a result of the  termination.  The Guaranteed  Return Option Plus program will then be added to your Annuity based on the current Account Value.

Termination of the Program

The Annuity Owner can elect to terminate the enhanced  guarantee but maintain the  protection  provided by the base guarantee.  The Annuity Owner also can terminate the  Guaranteed  Return Option Plus program  entirely.  An Annuity
Owner who  terminates  the program  entirely can  subsequently  elect to participate in the program again (based on the Account Value on that date) by furnishing the  documentation we require.  In a rising market,  an Annuity Owner could,  for example,  terminate the program on a given business day and two weeks later  reinstate the program with a higher base guarantee  (and a new maturity  date).  However,  your ability to reinstate the program is limited by the following:  (A) in any Annuity Year, we do not permit more than two program  elections  (including any election made  effective  on the  Annuity  issue  date  and any  election  made by a  surviving  spouse)  and (B) a  program reinstatement  cannot be  effected on the same  business  day on which a program  termination  was  effected.  Upon termination,  any Account Value in the Fixed  Allocations  will be transferred to the variable  investment  options pro rata based on the Account  Values in such variable  investment  options,  or in  accordance  with any effective asset allocation program.  A market value adjustment will apply.

The program will  terminate  automatically  upon:  (a) the death of the Owner or the  Annuitant (in an entity owned contract);  (b) as of the date Account Value is applied to begin annuity  payments;  or (c) upon full  surrender of the Annuity.  If you elect to terminate the program,  the Guaranteed  Return Option Plus will no longer provide any guarantees.  The surviving  spouse may elect the benefit at any time,  subject to the limitations  described above, after the death of the Annuity Owner.  The surviving  spouse's  election will be effective on the business day that we receive the required  documentation  in good order at our home office,  and the Account  Value on that  business day will be the Protected Principal Value.

The charge for the  Guaranteed  Return  Option Plus program will no longer be deducted from your Account Value upon termination of the program.

Special Considerations under the Guaranteed Return Option Plus

This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      Upon  inception of the program,  100% of your Account  Value must be allocated to the variable  investment options.  No  Fixed  Allocations  may be in  effect  as of the  date  that you  elect  to  participate  in the program.  However,  the  reallocation  trigger  may  transfer  Account  Value to Fixed  Allocations  as of the effective date of the program under some circumstances.
|X|      Annuity  Owners cannot  allocate any portion of Purchase  Payments or transfer  Account Value to or from a
     Fixed  Allocation  while  participating  in the program,  and cannot  participate in any dollar cost averaging program that transfers Account Value from a Fixed Allocation to a variable investment option.
|X|      Additional  Purchase  Payments  applied to the Annuity  while the program is in effect will  increase  the applicable  guarantee amount by the actual amount of the Purchase  Payment;  however,  all or a portion of any additional  Purchase  Payments may be allocated by us to Fixed  Allocations to support the  additional  amount guaranteed.
|X|      Transfers from Fixed  Allocations  made as a result of the operation of the program will be subject to the
     Market Value Adjustment  formula under the Annuity;  however,  the 0.10% "cushion" feature of the formula will not apply.  A Market  Value  Adjustment  may be either  positive or negative.  Transfer  amounts will be taken from the most recently established Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      Any amounts  applied to your Account Value by American  Skandia on the maturity date or any anniversary of the maturity date will not be treated as "investment in the contract" for income tax purposes.
|X|      If a significant  amount of your Account  Value is  systematically  transferred  to Fixed  Allocations  to support the Protected  Principal  Value and/or the Enhanced  Protected  Principal  Value you will have less of your Account Value  available to allocate to the  sub-accounts,  thereby  limiting your ability to participate the sub-account  investment  performance.  Systematic  transfers to the Fixed  Allocations and instances where
     Account Value  remains in the Fixed  Allocations  are more likely to occur in periods  where the  sub-accounts have  inadequate  investment  experience,  in low  interest  rate  environments  and as the program  nears the maturity  date.  To the extent that  amounts  remain in the Fixed  Allocations,  they will be  unavailable  to participate in the variable investment options if there is a subsequent market recovery.
|X|      Low  interest  rates may require  allocation  to Fixed  Allocations  even when the current  Account  Value exceeds the guarantee.
|X|      As the time  remaining  until the  applicable  maturity date  gradually  decreases the program will become increasingly sensitive to moves to Fixed Allocations.
|X|      We  currently  limit the  variable  investment  options  in which you may  allocate  Account  Value if you participate  in this program.  We reserve the right to transfer any Account  Value in a prohibited  investment option to an eligible  investment  option.  Should we prohibit access to any investment  option, any transfers required to move Account Value to eligible  investment  options will not be counted in determining  the number of free  transfers  during  an  Annuity  Year.  We may also  require  that you  allocate  your  Account  Value according to an asset allocation model.

Charges under the Program
We deduct a charge equal to 0.25% of the average  daily net assets of the  sub-accounts  for  participation  in the
Guaranteed  Return  Option Plus  program.  The annual charge is deducted  daily.  Account Value  allocated to Fixed
Allocations  under the  program is not  subject  to the  charge.  The charge is  deducted  to  compensate  American
Skandia for: (a) the risk that your Account  Value on the  maturity  date is less than the amount  guaranteed;  and
(b) administration of the program.

GUARANTEED RETURN OPTION (GRO)

-------------------------------------------------------------------------------------------------------------------
The  Guaranteed  Return  Option  described  below  is  offered  only in those  jurisdictions  where we have not yet received  regulatory  approval for the  Guaranteed  Return Option Plus as of the date the election of the option is made.  Certain  terms  and  conditions  may  differ  between  jurisdictions.  The  program  can be  elected  by new purchasers  on the Issue  Date of their  Annuity,  and can be  elected  by  existing  Annuity  Owners on either the anniversary of the Issue Date of their Annuity or on a date other than that  anniversary,  as described below under
"Election of the Program".  The  Guaranteed  Return  Option is not  available if you elect the GRO Plus Rider,  the
Guaranteed  Minimum  Withdrawal  Benefit  rider,  the  Guaranteed  Minimum  Income Benefit rider or the Dollar Cost
Averaging program if it involves transfers out of the Fixed Allocations.
-------------------------------------------------------------------------------------------------------------------

We offer a program that, after a seven-year  period  following  commencement of the program (we refer to the end of that period as the "maturity  date")  guarantees your Account Value will not be less than your Account Value on the effective date of your program (called the "Protected Principal Value").

The program  monitors  your  Account  Value daily and,  if  necessary,  systematically  transfers  amounts  between variable  investment  options you choose and the Fixed  Allocation used to support the Protected  Principal  Value.
The  program  may be  appropriate  if you wish to protect a  principal  amount  against  market  downturns  as of a specific date in the future,  but also wish to invest in the variable  investment  options to participate in market performance.  There is an additional charge if you elect the Guaranteed Return Option program.

The guarantees  provided by the program exist only on the applicable  maturity  date.  However,  due to the ongoing monitoring  of your Account Value and the transfer of Account  Value  between the variable  investment  options and the Fixed  Allocation to support our future  guarantee,  the program may provide some protection  from  significant market  losses if you choose to  surrender  the Annuity or begin  receiving  annuity  payments  prior to a maturity date.  For this same reason,  the program may limit your ability to benefit  from market  increases  while it is in effect.

KEY FEATURE - Protected Principal Value
|X|      Under the GRO option,  American  Skandia  guarantees that on the maturity date, your Account Value will be no less  than the  Protected  Principal  Value.  On the  maturity  date if your  Account  Value  is below  the
     Protected  Principal Value,  American  Skandia will apply additional  amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value.

Any  amounts  added to your  Annuity to  support  our  guarantees  under the  program  will be applied to the Fixed
Allocation  first and then to the  Sub-accounts  pro rata,  based on your most recent  allocation  instructions  in accordance  with the  allocation  mechanism  we use under the program.  We will notify you of any amounts  added to your Annuity under the program.  If our assumptions are correct and the operations  relating to the  administration of the program work  properly,  we do not expect that we will need to add  additional  amounts to the Annuity.  The
Protected  Principal  Value is  generally  referred  to as the  "Guaranteed  Amount" in the rider we issue for this benefit.

KEY FEATURE - Allocation of Account Value
Account Value is  transferred  to and  maintained in a Fixed  Allocation to the extent we, in our sole  discretion, deem it is necessary to support our  guarantee  under the program.  We monitor  fluctuations  in your Account Value each business day, as well as the prevailing  interest rates on the Fixed Allocation,  the remaining duration until the  applicable  maturity  date and the amount of Account  Value  allocated to the Fixed  Allocation  relative to a
"reallocation  trigger",  which  determines  whether  Account  Value  must  be  transferred  to or from  the  Fixed
Allocation.  While you are not notified when your Account Value reaches a  reallocation  trigger,  you will receive a  confirmation  statement  indicating  the transfer of a portion of your Account Value either to or from the Fixed
Allocation.

|X|      If your Account  Value is greater than or equal to the  reallocation  trigger,  your Account  Value in the variable  investment options will remain allocated  according to your most recent  instructions.  If a portion of Account Value was previously  allocated to the Fixed Allocation to support the guaranteed  amount, all or a portion of those  amounts may be  transferred  from the Fixed  Allocation  and  re-allocated  to the  variable investment  options  pro-rata  according  to your most recent  allocation  instructions  (including  the model allocations  under any asset  allocation  program you may have elected).  A Market Value Adjustment will apply when we reallocate  Account  Value from the Fixed  Allocation to the variable  investment  options,  which may result in a decrease or increase in your Account Value.

|X|      If your  Account  Value is less than the  reallocation  trigger,  a portion of your  Account  Value in the variable  investment  options will be transferred from your variable  investment options pro rata according to your  allocations to a new Fixed  Allocation to support the guaranteed  amount.  The new Fixed Allocation will have a Guarantee  Period equal to the time  remaining  until the  applicable  maturity date. The Account Value allocated to the new Fixed  Allocation  will be credited with the fixed interest rate then being credited to a new  Fixed  Allocation  maturing  on the  applicable  maturity  date  (rounded  to  the  next  highest  yearly duration).  The Account  Value will remain  invested in the Fixed  Allocation  until the maturity date unless, at an earlier date, your Account Value is greater than or equal to the  reallocation  trigger and,  therefore, amounts can be transferred to the variable  investment  options while  maintaining  the guaranteed  protection under the program (as described above).

===================================================================================================================
If a significant  amount of your Account Value is  systematically  transferred  to the Fixed  Allocation to support the Protected  Principal Value during periods of market declines,  low interest rates,  and/or as the program nears its maturity date,  less of your Account Value may be available to participate in the investment  experience of the variable  investment  options if there is a subsequent market recovery.  During periods closer to the maturity date of the  guarantee a significant  portion of your Account Value may be allocated to the Fixed  Allocation to support any  applicable  guaranteed  amount.  If your Account Value is less than the  reallocation  trigger and a new Fixed
Allocation must be established  during periods where the interest rate being credited to such Fixed  Allocations is low, a larger  portion of your Account  Value may need to be  transferred  to the Fixed  Allocation  to support the guaranteed amount,  causing less of your Account Value to be available to participate in the investment  experience of the variable investment options.
===================================================================================================================

American  Skandia uses an allocation  mechanism  based on assumptions  of expected and maximum  market  volatility, interest  rates  and  time  left to the  maturity  of the  program  to  determine  the  reallocation  trigger.  The allocation  mechanism is used to determine  the  allocation  of Account  Value  between  Fixed  Allocation  and the
Sub-accounts  you  choose.  American  Skandia  reserves  the  right to  change  the  allocation  mechanism  and the reallocation  trigger at its discretion,  subject to regulatory approval where required.  Changes to the allocation mechanism and/or the reallocation trigger may be applied to existing programs where allowed by law.

Election of the Program
The  Guaranteed  Return Option can be elected at the time that you purchase  your  Annuity,  or on any business day thereafter  (prior to  annuitization).  If you elect the program after the Issue Date of your Annuity,  the program will be  effective as of the  business  day that we receive the  required  documentation  in good order at our home office, and the guaranteed amount will be based on your Account Value as of that date.

Termination of the Program
The Annuity Owner also can terminate the Guaranteed  Return Option  program.  Upon  termination,  any Account Value in the Fixed  Allocations  will be  transferred  to the variable  investment  options pro rata based on the Account
Values in such variable  investment  options,  or in accordance  with any effective  asset  allocation  program.  A market value adjustment will apply.

The program will  terminate  automatically  upon:  (a) the death of the Owner or the  Annuitant (in an entity owned contract);  (b) as of the date Account Value is applied to begin annuity  payments;  or (c) upon full  surrender of the Annuity.  If you elect to terminate  the  program,  the  Guaranteed  Return  Option will no longer  provide any guarantees.  If the surviving  spouse  assumes the Annuity,  he/she may re-elect the benefit on any  anniversary of the Issue Date of the Annuity or, if the  deceased  Owner had not  previously  elected the  benefit,  may elect the benefit at any time.  The  surviving  spouse's  election  will be effective on the business day that we receive the required  documentation  in good order at our home office,  and the Account  Value on that business day will be the
Protected Principal Value.

The charge for the  Guaranteed  Return  Option  program  will no longer be deducted  from your  Account  Value upon termination  of the program.  Termination  of GRO and  subsequent  movements  out of the Fixed  Allocation  will be subject to a market value adjustment.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      Upon  inception of the program,  100% of your Account  Value must be allocated to the variable  investment options.  The Fixed  Allocations  may not be in effect  as of the date  that you elect to  participate  in the program.  However,  the  reallocation  trigger may transfer  Account  Value to the Fixed  Allocation as of the effective date of the program under some circumstances.
|X|      Annuity Owners cannot allocate any portion of Purchase  Payments or transfer  Account Value to or from the
     Fixed  Allocation  while  participating  in the program,  and cannot  participate in any dollar cost averaging program that transfers Account Value from the Fixed Allocation to a variable investment option.
|X|      Additional  Purchase  Payments  applied to the Annuity  while the program is in effect will  increase  the guarantee  amount by the actual amount of the Purchase  Payment;  however,  all or a portion of any additional
     Purchase Payments may be allocated by us to the Fixed Allocation to support the additional amount guaranteed.
|X|      Transfers  from the Fixed  Allocation  made as a result of the operation of the program will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the 0.10% "cushion"  feature of the formula will not apply.  A Market  Value  Adjustment  may be either  positive or  negative.  Transfer  amounts will be taken from the most recently established Fixed Allocation.
|X|      Transfers from the  Sub-accounts to the Fixed  Allocation or from the Fixed Allocation to the Sub-accounts under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      Any amounts  applied to your Account Value by American  Skandia on the maturity date or any anniversary of the maturity date will not be treated as "investment in the contract" for income tax purposes.
|X|      If a significant  amount of your Account Value is  systematically  transferred to the Fixed  Allocation to support the Protected  Principal  Value you will have less of your Account Value  available to allocate to the
     sub-accounts,   thereby  limiting  your  ability  to  participate  the  sub-account  investment   performance.
     Systematic  transfers  to the  Fixed  Allocation  and  instances  where  Account  Value  remains  in the Fixed
     Allocation are more likely to occur in periods where the sub-accounts have inadequate  investment  experience, in low interest  rate  environments  and as the program  nears the maturity  date.  To the extent that amounts remain in the Fixed  Allocation,  they will be unavailable to participate in the variable  investment  options if there is a subsequent market recovery.
|X|      Low interest  rates may require  allocation to the Fixed  Allocation  even when the current  Account Value exceeds the guarantee.
|X|      As the time  remaining  until the  applicable  maturity date  gradually  decreases the program will become increasingly sensitive to moves to the Fixed Allocation.
|X|      We  currently  limit the  variable  investment  options  in which you may  allocate  Account  Value if you participate  in this program.  We reserve the right to transfer any Account  Value in a prohibited  investment option to an eligible  investment  option.  Should we prohibit access to any investment  option, any transfers required to move Account Value to eligible  investment  options will not be counted in determining  the number of free  transfers  during  an  Annuity  Year.  We may also  require  that you  allocate  your  Account  Value according to an asset allocation model.

Charges under the Program
We deduct a charge equal to 0.25% of the average  daily net assets of the  Sub-accounts  for  participation  in the
Guaranteed  Return  Option  program.  The  annual  charge  is  deducted  daily.  In those  states  where  the daily deduction of the charge has not yet been  approved,  the annual charge is deducted  annually,  in arrears.  Account
Value  allocated  to the Fixed  Allocation  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia for: (a) the risk that your Account  Value on the maturity  date is less than the amount guaranteed; and (b) administration of the program.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

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The Guaranteed  Minimum  Withdrawal  Benefit program  described below is only being offered in those  jurisdictions where we have  received  regulatory  approval  and will be  offered  subsequently  in other  jurisdictions  when we
receive   regulatory   approval  in  those   jurisdictions.   Certain  terms  and  conditions  may  differ  between
jurisdictions  once  approved.  Currently,  the program can only be elected by new  purchasers on the Issue Date of their  Annuity.  We may offer the program to existing  Annuity  Owners in the  future,  subject to our  eligibility rules and  restrictions.  The  Guaranteed  Minimum  Withdrawal  Benefit  program is not  available if you elect the
Guaranteed Return Option, Guaranteed Return Option Plus, or the Guaranteed Minimum Income Benefit rider.
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We offer a program that  guarantees  your ability to withdraw  amounts equal to an initial  principal value (called the "Protected  Withdrawal Value"),  regardless of the impact of market performance on your Account Value,  subject to our  program  rules  regarding  the timing and amount of  withdrawals.  The program  may be  appropriate  if you intend to make periodic  withdrawals  from your Annuity and wish to ensure that market  performance will not affect your  ability to protect your  principal.  You are not  required to make  withdrawals  as part of the program - the guarantee  is not lost if you withdraw  less than the maximum  allowable  amount of  principal  each year under the rules of the program.  There is an  additional  charge if you elect the GMWB  program;  however,  the charge may be waived under certain circumstances described below.

KEY FEATURE - Protected Withdrawal Value
The Protected  Withdrawal Value is the total amount that we guarantee will be available to you through  withdrawals from your Annuity and/or benefit  payments,  regardless of the impact of market  performance on your Account Value.
The Protected  Withdrawal  Value is reduced with each withdrawal you make until the Protected  Withdrawal  Value is reduced  to  zero.  When the  Protected  Withdrawal  Value is  reduced  to zero due to your  withdrawals,  the GMWB program  terminates.  Additionally,  the Protected  Withdrawal Value is used to determine the maximum annual amount that you can withdraw from your Annuity,  called the Protected  Annual  Withdrawal  Amount,  without  triggering an adjustment in the Protected  Withdrawal Value on a proportional  basis. The Protected  Withdrawal Value is referred to as the "Benefit Base" in the rider we issue for this benefit.

The  Protected  Withdrawal  Value is  determined  as of the date you make your first  withdrawal  under the Annuity following  your election of the GMWB program.  The initial  Protected  Withdrawal  Value is equal to the greater of
(A) the Account Value on the date you elect the GMWB program,  plus any  additional  Purchase  Payments  before the date of your  first  withdrawal;  or (B) the  Account  Value  as of the  date of the  first  withdrawal  from  your
Annuity.  The  Protected  Withdrawal  Value  may be  enhanced  by  increases  in your  Account  Value due to market performance during the period between your election of the GMWB program and the date of your first withdrawal.

|X|      If you elect the GMWB  program at the time you  purchase  your  Annuity,  the  Account  Value will be your initial Purchase Payment.

|X|      If we offer the GMWB program to existing  Annuity  Owners,  the Account  Value on the  anniversary  of the
     Issue Date of your Annuity  following  your election of the GMWB program will be used to determine the initial
     Protected Withdrawal Value.

|X|      If you make additional  Purchase  Payments after your first  withdrawal,  the Protected  Withdrawal  Value will be increased by the amount of the additional Purchase Payment.

You may elect to step-up your  Protected  Withdrawal  Value if, due to positive  market  performance,  your Account
Value is greater than the Protected  Withdrawal  Value. You are eligible to step-up the Protected  Withdrawal Value on or after the 5th contract  anniversary  following the first  withdrawal  under the GMWB  program.  The Protected
Withdrawal  Value  can be  stepped  up again on or after  the 5th  contract  anniversary  following  the  preceding step-up.  If you elect to step-up the  Protected  Withdrawal  Value,  you must do so during the 30-day period prior to your  eligibility  date. If you elect to step-up the Protected  Withdrawal  Value under the program,  and on the date you elect to step-up,  the charges  under the GMWB program have changed for new  purchasers,  your program may be subject to the new charge going forward.

Upon  election of the step-up,  we reset the  Protected  Withdrawal  Value to be equal to the then current  Account
Value.  For  example,  assume your initial  Protected  Withdrawal  Value was $100,000 and you have made  cumulative withdrawals  of $40,000,  reducing  the  Protected  Withdrawal  Value to $60,000.  On the date you are  eligible to step-up the Protected  Withdrawal  Value,  your Account  Value is equal to $75,000.  You could elect to step-up the
Protected  Withdrawal  Value to $75,000 on the date you are eligible.  Upon election of the step-up,  we also reset the  Protected  Annual  Withdrawal  Amount  (discussed  immediately  below) to be equal to the  greater  of (A) the
Protected Annual  Withdrawal Amount  immediately  prior to the reset; and (B) 7% of the Protected  Withdrawal Value immediately after the reset.

KEY FEATURE - Protected Annual Withdrawal Amount
The initial  Protected Annual Withdrawal  Amount is equal to 7% of the Protected  Withdrawal Value.  Under the GMWB
program,  if your  cumulative  withdrawals  each  Annuity  Year are less  than or  equal  to the  Protected  Annual
Withdrawal Amount, your Protected  Withdrawal Value will be reduced on a  "dollar-for-dollar"  basis (the Protected
Withdrawal  Value is reduced by the actual  amount of the  withdrawal,  including  any CDSC or MVA that may apply).
Cumulative  withdrawals  in any  Annuity  Year  that  exceed  the  Protected  Annual  Withdrawal  Amount  trigger a proportional  adjustment to both the Protected  Withdrawal Value and the Protected  Annual  Withdrawal  Amount,  as
described  in the rider for this  benefit  (see the  examples of this  calculation  below).  The  Protected  Annual
Withdrawal Amount is referred to as the "Maximum Annual Benefit" in the rider we issue for this benefit.

The GMWB  program  does not affect your  ability to make  withdrawals  under your  Annuity or limit your ability to request  withdrawals that exceed the Protected Annual  Withdrawal  Amount.  You are not required to withdraw all or any portion of the Protected Annual Withdrawal Amount each Annuity Year.
|X|      If,  cumulatively,  you withdraw an amount less than the Protected Annual Withdrawal Amount in any Annuity
     Year,  you cannot  carry-over  the unused  portion of the  Protected  Annual  Withdrawal  Amount to subsequent
     Annuity  Years.  However,  because the  Protected  Withdrawal  Value is only  reduced by the actual  amount of withdrawals you make under these  circumstances,  any unused Protected Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

|X|      Additional  Purchase  Payments  will  increase  the  Protected  Annual  Withdrawal  Amount  by 7%  of  the
     applicable Purchase Payment.

|X|      If the Protected Annual  Withdrawal  Amount after an adjustment  exceeds the Protected  Withdrawal  Value, the Protected Annual Withdrawal Amount will be set equal to the Protected Withdrawal Value.

The  following  examples of  dollar-for  dollar and  proportional  reductions  and the reset of the Maximum  Annual
Benefit  assume that:  1.) the Issue Date and the effective  date of the GMWB program are October 13, 2003;  2.) an initial Purchase  Payment of $250,000;  3.) a Protected  Withdrawal  Value of $250,000;  and 4.) a Protected Annual
Withdrawal Amount of $17,500 (7% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal is taken on November 13, 2003 (in the first Annuity  Year).  No prior  withdrawals  have been taken.  As the amount withdrawn is less than the Protected Annual Withdrawal Amount:
o        The Protected  Withdrawal  Value is reduced by the amount  withdrawn  (i.e., by $10,000,  from $250,000 to
         $240,000).
o        The  remaining  Protected  Annual  Withdrawal  Amount for the  balance of the first  Annuity  Year is also reduced by the amount withdrawn (from $17,500 to $7,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 13, 2003 (still  within the first  Annuity  Year).  The Account
Value  immediately  before the  withdrawal is $220,000.  As the amount  withdrawn  exceeds the remaining  Protected
Annual Withdrawal Amount of $7,500 from Example 1:
o        the Protected  Withdrawal  Value is first  reduced by the remaining  Protected  Annual  Withdrawal  Amount
         (from $240,000 to $232,500);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the remaining  Protected  Annual  Withdrawal  Amount ($10,000 - $7,500,  or
         $2,500).
o        B is the Account  Value less the remaining  Protected  Annual  Withdrawal  Amount  ($220,000 - $7,500,  or
         $212,500).
     The resulting Protected Withdrawal Value is: $232,500 x ( 1 - $2,500 / $212,500), or $229,764.71.
o        the Protected  Annual  Withdrawal  Amount is also reduced by the ratio of A to B: The resulting  Protected
         Annual Withdrawal Amount is: $17,500 x ( 1 - $2,500 / $212,500), or $17,294.12.
o        The remaining  Protected Annual  Withdrawal Amount is set to zero (0) for the balance of the first Annuity
         Year.

Example 3. Reset of the Maximum Annual Benefit

A  $10,000  withdrawal  is made on  October  13,  2004  (second  Annuity  Year).  The  remaining  Protected  Annual
Withdrawal  Amount has been reset to the Protected  Annual  Withdrawal  Amount of $17,294.12 from Example 2. As the amount withdrawn is less than the remaining Protected Annual Withdrawal Amount:
o        the  Protected  Withdrawal  Value is reduced by the  amount  withdrawn  (i.e.,  reduced by  $10,000,  from
         $229,764.71 to $219,764.71).
o        The  remaining  Protected  Annual  Withdrawal  Amount for the balance of the second  Annuity  Year is also reduced by the amount withdrawn (from $17,294.12 to $7,294.12).

BENEFITS UNDER THE GMWB PROGRAM

|X|      In  addition  to any  withdrawals  you make under the GMWB  program,  market  performance  may reduce your
     Account  Value.  If your  Account  Value is equal to zero,  and you have not  received  all of your  Protected
     Withdrawal  Value in the form of  withdrawals  from your Annuity,  we will continue to make payments  equal to the remaining  Protected  Withdrawal Value in the form of fixed,  periodic payments until the remainder of the
     Protected  Withdrawal Value is paid, at which time the rider  terminates.  The fixed,  periodic  payments will each be equal to the Protected  Annual  Withdrawal  Amount,  except for the last payment which may be equal to the remaining  Protected  Withdrawal  Value.  We will determine the duration for which periodic  payments will continue by dividing the Protected  Withdrawal Value by the Protected Annual Withdrawal  Amount.  You will not have the right to make additional Purchase Payments or receive the remaining  Protected  Withdrawal Value in a lump sum.  You can elect the frequency of payments, subject to our rules then in effect.

|X|      If the death  benefit under the Annuity  becomes  payable  before you have received all of your  Protected
     Withdrawal  Value in the form of withdrawals  from your Annuity,  your  Beneficiary has the option to elect to receive the remaining  Protected  Withdrawal  Value as an alternate death benefit payout in lieu of the amount payable under any other death benefit  provided under the Annuity.  The remaining  Protected  Withdrawal Value will be  payable  in the form of fixed,  periodic  payments.  Your  beneficiary  can elect  the  frequency  of payments,  subject to our rules then in effect.  We will  determine the duration for which  periodic  payments will continue by dividing the  Protected  Withdrawal  Value by the Protected  Annual  Withdrawal  Amount.  The
     Protected  Withdrawal  Value is not equal to the  Account  Value for  purposes  of the  Annuity's  other death benefit  options.  The GMWB  program  does not increase or decrease  the amount  otherwise  payable  under the
     Annuity's  other death benefit  options.  Generally,  the GMWB program  would be of value to your  Beneficiary only when the Protected Withdrawal Value at death exceeds any other amount available as a death benefit.

|X|      If you  elect  to  begin  receiving  annuity  payments  before  you have  received  all of your  Protected
     Withdrawal  Value in the form of withdrawals from your Annuity,  an additional  annuity payment option will be available  that makes fixed  annuity  payments for a certain  period,  determined  by dividing  the  Protected
     Withdrawal  Value by the  Protected  Annual  Withdrawal  Amount.  If you  elect to  receive  annuity  payments calculated  in this manner,  the assumed  interest  rate used to calculate  such payments will be 0%, which is less than the assumed  interest  rate on other  annuity  payment  options we offer.  This 0% assumed  interest rate  results  in lower  annuity  payments  than what would have been paid if the  assumed  interest  rate was higher than 0%. You can also elect to terminate the GMWB program and begin  receiving  annuity  payments based on your then current Account Value (not the remaining  Protected  Withdrawal Value) under any of the available annuity payment options.

Other Important Considerations
|X|      Withdrawals  under  the GMWB  program  are  subject  to all of the terms and  conditions  of the  Annuity, including any CDSC and MVA that may apply.  Amounts  withdrawn up to the Protected  Annual  Withdrawal  Amount will generally not be subject to any applicable  CDSC since they are less than the amount  available under any free withdrawal provision of your Annuity.
|X|      Withdrawals  made while the GMWB program is in effect will be treated,  for tax purposes,  in the same way as any other withdrawals under the Annuity.
|X|      The GMWB  program  does not directly  affect the  Annuity's  Account  Value or  Surrender  Value,  but any
     withdrawal  will decrease the Account Value by the amount of the  withdrawal.  If you surrender  your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
|X|      You can make  withdrawals  from your  Annuity  while  your  Account  Value is  greater  than zero  without purchasing  the GMWB program.  The GMWB program  provides a guarantee  that if your Account Value declines due to market  performance,  you will be able to receive your Protected  Withdrawal  Value in the form of periodic benefit payments.

|X|      We  currently  limit the  variable  investment  options  in which you may  allocate  Account  Value if you participate  in this program.  We reserve the right to transfer any Account  Value in a prohibited  investment option to an eligible  investment  option.  Should we prohibit access to any investment  option, any transfers required to move Account Value to eligible  investment  options will not be counted in determining  the number of free  transfers  during  an  Annuity  Year.  We may also  require  that you  allocate  your  Account  Value according to an asset allocation model.

Election of the Program
Currently,  the GMWB  program can only be elected at the time that you purchase  your  Annuity.  In the future,  we may offer  existing  Annuity  Owners the option to elect the GMWB  program  after the Issue Date of their  Annuity, subject to our  eligibility  rules and  restrictions.  If you elect the GMWB  program  after the Issue Date of your
Annuity,  the  program  will  be  effective  as of the  next  anniversary  date.  Your  Account  Value  as of  such anniversary  date will be used to  calculate  the initial  Protected  Withdrawal  Value and the  initial  Protected
Annual Withdrawal Amount.

We reserve the right to restrict the maximum  amount of Protected  Withdrawal  Value that may be covered  under the
GMWB program  under this  Annuity or any other  annuities  that you own that are issued by American  Skandia or its affiliated companies.

Termination of the Program
The  program  terminates   automatically  when  your  Protected   Withdrawal  Value  reaches  zero  based  on  your
withdrawals.  You may  terminate  the  program at any time by  notifying  us. If you  terminate  the  program,  any guarantee  provided  by the  benefit  will  terminate  as of the date the  termination  is  effective.  The program terminates  upon your  surrender of the Annuity,  upon due proof of death (unless your  surviving  spouse elects to continue  the Annuity and the GMWB  program or your  Beneficiary  elects to receive the amounts  payable  under the
GMWB program in lieu of the death benefit) or upon your election to begin receiving annuity payments.

The charge for the GMWB  program  will no longer be  deducted  from your  Account  Value  upon  termination  of the program.

Charges under the Program
Currently,  we deduct a charge  equal to 0.35% of the  average  daily net  assets of the  Sub-accounts  per year to purchase the GMWB  program.  The annual charge is deducted  daily.  Account  Value  allocated to Fixed  Allocations under the program is not subject to the charge.

|X|      If, during the seven years following the effective date of the program,  you do not make any  withdrawals, and do not make any  additional  Purchase  Payments after a five-year  period  following the effective date of the program,  the program will remain in effect;  however,  we will waive the annual charge going forward.  If you make an additional  Purchase  Payment  following the waiver of the annual  charge,  we will begin charging for the program.  After year seven (7)  following  the  effective  date of the program,  withdrawals  will not cause a charge to be re-imposed.

|X|      If you elect to step-up the  Protected  Withdrawal  Value under the program,  and on the date you elect to step-up,  the charges  under the program have changed for new  purchasers,  your program may be subject to the new charge level for the benefit.

Additional Tax Considerations for Qualified Contracts
If you purchase an Annuity as an investment vehicle for "qualified"  investments,  including an IRA, SEP-IRA,  Roth
IRA or Tax  Sheltered  Annuity (or 403(b)),  the minimum  distribution  rules under the Code require that you begin receiving  periodic  amounts from your Annuity  beginning  after age 70 1/2.  The amount  required  under the Code may exceed the Protected Annual Withdrawal  Amount,  which will cause us to recalculate the Protected  Withdrawal Value and the Protected  Annual  Withdrawal  Amount,  resulting in a lower amount  payable in future  Annuity  Years.  In addition,  the amount and  duration of payments  under the annuity  payment  and death  benefit  provisions  may be adjusted  so that the  payments  do not  trigger  any  penalty or excise  taxes due to tax  considerations  such as minimum distribution requirements.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

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The Guaranteed  Minimum Income Benefit program described below is only being offered in those  jurisdictions  where we have received  regulatory  approval,  and will be offered  subsequently in other  jurisdictions  when we receive regulatory  approval in those  jurisdictions.  Certain terms and conditions may differ between  jurisdictions  once approved.  Currently,  the program can only be elected by new  purchasers  on the Issue Date of their  Annuity.  We may  offer  the  program  to  existing  Annuity  Owners  in the  future,  subject  to  our  eligibility  rules  and restrictions.  The Guaranteed  Minimum Income Benefit  program is not available if you elect the Guaranteed  Return
Option program, Guaranteed Return Option Plus program or the Guaranteed Minimum Withdrawal Benefit rider.
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We offer a program that,  after a seven-year  waiting period,  guarantees  your ability to begin  receiving  income from your  Annuity in the form of annuity  payments  based on a guaranteed  minimum  value  (called the  "Protected
Income Value") that increases  after the waiting period begins,  regardless of the impact of market  performance on your  Account  Value.  The program may be  appropriate  for you if you  anticipate  using your  Annuity as a future source of periodic  fixed  income  payments  for the  remainder of your life and wish to ensure that the basis upon which your income  payments will be  calculated  will achieve at least a minimum  amount  despite  fluctuations  in market performance.  There is an additional charge if you elect the GMIB program.

KEY FEATURE - Protected Income Value
The  Protected  Income Value is the minimum  amount that we  guarantee  will be  available  (net of any  applicable premium tax charge),  after a waiting period of at least seven years,  as a basis to begin  receiving fixed annuity payments.  The Protected  Income Value is initially  established  on the effective  date of the GMIB program and is equal to your  Account  Value on such date.  Currently,  since the GMIB  program may only be elected at issue,  the effective  date is the Issue Date of the  Annuity.  The  Protected  Income  Value is  increased  daily  based on an annual growth rate of 5%, subject to the limitations  described  below.  The Protected  Income Value is referred to as the  "Protected  Value" in the rider we issue for this benefit.  The 5% annual growth rate is referred to as the
"Roll-Up Percentage" in the rider we issue for this benefit.

The  Protected  Income  Value  is  subject  to a limit  of  200%  (2X) of the  sum of the  Protected  Income  Value
established  on the  effective  date of the GMIB  program,  or the effective  date of any step-up  value,  plus any additional  Purchase  Payments made after the waiting period begins ("Maximum  Protected Income Value"),  minus the sum of any  reductions  in the  Protected  Income  Value due to  withdrawals  you make from the  Annuity  after the waiting period begins.

|X|   Subject to the maximum  age/durational  limits  described  immediately  below,  we will no longer increase the
      Protected  Income  Value by the 5% annual  growth  rate once you reach the  Maximum  Protected  Income  Value.
      However,  we will increase the Protected Income Value by the amount of any additional  Purchase Payments after you reach the Maximum  Protected Income Value.  Further,  if you make withdrawals  after you reach the Maximum
      Protected  Income Value, we will reduce the Protected  Income Value and the Maximum  Protected Income Value by
      the proportional impact of the withdrawal on your Account Value.

|X|   Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5%
      annual growth rate after the later of the anniversary  date on or immediately  following the Annuitant's  80th birthday or the 7th  anniversary  of the later of the effective date of the GMIB program or the effective date of the most  recent  step-up.  However,  we will  increase  the  Protected  Income  Value by the amount of any additional  Purchase  Payments.  Further,  if you make  withdrawals  after the  Annuitant  reaches the maximum age/duration  limits,  we will reduce the Protected Income Value and the Maximum Protected Income Value by the
      proportional impact of the withdrawal on your Account Value.

|X|   Subject to the Maximum Protected Income Value, if you make an additional  Purchase  Payment,  we will increase the Protected  Income Value by the amount of the Purchase  Payment and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.

|X|   As described below, after the waiting period begins,  cumulative  withdrawals each Annuity Year that are up to
      5% of the Protected  Income Value on the prior  anniversary  of the Annuity will reduce the  Protected  Income
      Value by the  amount  of the  withdrawal.  Cumulative  withdrawals  each  Annuity  Year in excess of 5% of the
      Protected  Income  Value on the prior  anniversary  of the  Annuity,  will reduce the  Protected  Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected
      Income Value proportionately.  The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

Stepping-Up  the  Protected  Income Value - You may elect to "step-up"  or "reset" your  Protected  Income Value if
-----------------------------------------
your Account  Value is greater than the current  Protected  Income Value.  Upon exercise of the step-up  provision, your  initial  Protected  Income Value will be reset equal to your current  Account  Value.  From the date that you elect to step-up the Protected  Income Value,  we will apply the 5% annual growth rate to the stepped-up  Protected
Income  Value,  as described  above.  You can exercise  the step-up  provision  twice on any business day while the
GMIB program is in effect, and only while the Annuitant is less than age 76.

|X|      A new seven-year  waiting  period will be established  upon the effective date of your election to step-up the Protected  Income Value.  You cannot  exercise your right to begin  receiving  annuity  payments under the
     GMIB program until the end of the new waiting period.

|X|      The  Maximum  Protected  Income  Value  will be reset as of the  effective  date of any  step-up.  The new
     Maximum  Protected  Income  Value  will be equal to 200% of the sum of the  Protected  Income  Value as of the
     effective  date of the step-up plus any  subsequent  Purchase  Payments,  minus the impact of any  withdrawals after the date of the step-up.

|X|      When determining the guaranteed  annuity  purchase rates for annuity  payments under the GMIB program,  we will apply such rates based on the number of years since the most recent step-up.
|X|      If you elect to  step-up  the  Protected  Income  Value  under the  program,  and on the date you elect to step-up,  the charges under the GMIB program have changed for new  purchasers,  your program may be subject to the new charge going forward.

|X|      A step-up will  increase the dollar for dollar limit on the  anniversary  of the Issue Date of the Annuity following such step-up.

Impact of  Withdrawals  on the Protected  Income Value - Cumulative  withdrawals  each Annuity Year up to 5% of the
------------------------------------------------------
Protected  Income  Value will reduce the  Protected  Income  Value on a  "dollar-for-dollar"  basis (the  Protected
Income Value is reduced by the actual  amount of the  withdrawal).  Cumulative  withdrawals  in any Annuity Year in excess of 5% of the  Protected  Income  Value will  reduce the  Protected  Income  Value  proportionately  (see the examples of this  calculation  below).  The 5% annual  withdrawal  amount is determined on each  anniversary of the
Issue Date (or on the Issue Date for the first  Annuity  Year) and  applies to any  withdrawals  during the Annuity
Year. This means that the amount  available for  withdrawals  each Annuity Year on a  "dollar-for-dollar"  basis is adjusted on each contract  anniversary  to reflect  changes in the Protected  Income Value during the prior Annuity
Year.

The following  examples of  dollar-for-dollar  and proportional  reductions assume that: 1.) the Issue Date and the effective  date of the GMIB  program are October 13, 2003;  2.) an initial  Purchase  Payment of  $250,000;  3.) an initial Protected Income Value of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000):

Example 1. Dollar-for-dollar reduction

A $10,000  withdrawal is taken on November 13, 2003 (in the first Annuity  Year).  No prior  withdrawals  have been taken.  Immediately  prior to the  withdrawal,  the  Protected  Income  Value is  $251,038.10  (the  initial  value accumulated  for 31  days  at an  annual  effective  rate  of  5%).  As the  amount  withdrawn  is  less  than  the dollar-for-dollar limit:
o        the Protected  Income Value is reduced by the amount  withdrawn  (i.e.,  by $10,000,  from  $251,038.10 to
         $241,038.10).
o        The remaining  dollar-for-dollar  limit  ("Remaining  Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions

A second  $10,000  withdrawal  is taken on December 13, 2003 (still  within the first  Annuity  Year).  Immediately before the  withdrawal,  the Account  Value is $220,000  and the  Protected  Income  Value is  $242,006.64.  As the
amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the Protected Income Value is first reduced by the Remaining Limit (from 242,006.64 to 239,506.64);
o        The result is then further reduced by the ratio of A to B, where:
o        A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
o        B is the Account Value less the Remaining Limit ($220,000 - $2,500, or $217,500).
     The resulting Protected Income Value is: $239,506.64 x ( 1 - $7,500 / $217,500), or $231,247.79.
o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Dollar-for-dollar Limit

A $10,000  withdrawal is made on the first  anniversary of the Issue Date,  October 13, 2004 (second Annuity Year).
Prior to the  withdrawal,  the Protected  Income Value is  $240,870.56.  The Remaining Limit is reset to 5% of this amount, or $12,043.53.  As the amount withdrawn is less than the dollar-for-dollar limit:
o        the  Protected  Income  Value  is  reduced  by the  amount  withdrawn  (i.e.,  reduced  by  $10,000,  from
         $240,870.56 to $230,870.56).
o        The  Remaining  Limit for the balance of the second  Annuity Year is also reduced by the amount  withdrawn
         (from $12,043.53 to $2,043.53).

KEY FEATURE - GMIB Annuity Payments
You can elect to apply the  Protected  Income Value to one of the  available  GMIB Annuity  Payment  Options on any anniversary  date following the initial  waiting period,  or any subsequent  waiting period  established  upon your election to step-up the  Protected  Income  Value.  Once you have  completed  the waiting  period,  you will have a
30-day period each year, prior to the contract  anniversary,  during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity  Payment  Options.  You must elect one of the GMIB Annuity Payment
Options by the anniversary of the Annuity's Issue Date on or immediately  following the Annuitant's  95th birthday, except for Annuities used as a funding  vehicle for an IRA, SEP IRA or 403(b),  in which case you must elect one of the GMIB Annuity Payment  Options by the  anniversary of the Annuity's  Issue Date on or immediately  following the
Annuitant's 92nd birthday.

The amount of each GMIB Annuity  Payment will be determined  based on the age and,  where  permitted by law, sex of the Annuitant by applying the  Protected  Income Value (net of any  applicable  premium tax that may be due) to the
GMIB Annuity  Payment  Option you choose.  We use special  annuity  purchase  rates to calculate the amount of each payment due under the GMIB Annuity  Payment  Options.  These special rates for the GMIB Annuity Payment Options are calculated  using an assumed  interest  rate factor that  provides for lower growth in the value applied to produce annuity  payments  than if you  elected an  annuity  payment  option  that is not part of the GMIB  program.  These special  rates  also are  calculated  using  other  factors  such as "age  setbacks"  (use of an age lower than the
Annuitant's  actual age) that result in lower  payments than would result if you elected an annuity  payment option that is not part of the GMIB  program.  Use of an age  setback  entails  a longer  assumed  life for the  Annuitant which in turn results in lower annuity payments.

On the date that you elect to begin  receiving  GMIB Annuity  Payments,  we guarantee  that your  payments  will be calculated  based on your  Account  Value  and our then  current  annuity  purchase  rates  if the  payment  amount calculated  on this basis  would be higher  than it would be based on the  Protected  Income  Value and the special
GMIB annuity purchase rates.

GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period
Under this option,  monthly annuity  payments will be made until the death of the Annuitant.  If the Annuitant dies before having received 120 monthly  annuity  payments,  the remainder of the 120 monthly  annuity  payments will be made to the Beneficiary.

GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period
Under this  option,  monthly  annuity  payments  will be made until the death of both the  Annuitant  and the Joint
Annuitant.  If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity  payments,  the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
|X|      If the Annuitant  dies first,  we will continue to make payments until the later of the death of the Joint
     Annuitant  and the end of the period  certain.  However,  if the Joint  Annuitant is still  receiving  annuity payments  following the end of the certain  period,  we will reduce the amount of each  subsequent  payment to
     50% of the original payment amount.
|X|      If the Joint  Annuitant dies first,  we will continue to make payments until the later of the death of the
     Annuitant and the end of the period certain.

You cannot  withdraw  your Account  Value or the Protected  Income Value under either GMIB Annuity  Payment  Option
once  annuity  payments  have  begun.  We  may  make  other  payout  frequencies  available,   such  as  quarterly,
semi-annually or annually.

Other Important Considerations
|X|      You should note that GMIB is designed to provide a type of  insurance  that serves as a safety net only in the event  your  contract  value  declines  significantly  due to  negative  investment  performance.  If your contract  value is not  significantly  affected by negative  investment  performance,  it is unlikely that the purchase of the GMIB will result in your  receiving  larger  annuity  payments  than if you had not  purchased
     GMIB.  This is because  the  assumptions  that we use in  computing  the GMIB,  such as the  annuity  purchase rates,  (which include  assumptions as to age-setbacks and assumed interest rates), are more conservative than the  assumptions  that we use in  computing  annuity  payout  options  outside  of  GMIB.  Therefore,  you may generate  higher  income  payments if you were to  annuitize  a lower  Account  Value at the  current  annuity purchase rates,  than if you were to annuitize under the GMIB with a higher  Protected Value than your Account
     Value but, at the annuity  purchase  rates  guaranteed  under the GMIB.  The GMIB  program  does not  directly affect the  Annuity's  Account  Value,  Surrender  Value or the amount  payable  under  either the basic death benefit  provision of the Annuity or any optional  death benefit  provision.  If you  surrender  your Annuity, you will receive the current  Surrender  Value,  not the Protected Income Value. The Protected Income Value is
     only applicable if you elect to begin receiving  annuity  payments under one of the GMIB annuity options after the waiting period.

|X|      The Annuity  offers other  annuity  payment  options that you can elect which do not impose an  additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.
|X|      Where allowed by law, we reserve the right to limit subsequent  purchase payments if we determine,  at our sole discretion,  that based on the timing of your Purchase  Payments and  withdrawals,  your Protected Income
     Value is increasing in ways we did not intend.  In  determining  whether to limit Purchase  Payments,  we will look at Purchase  Payments which are  disproportionately  larger than your initial  Purchase Payment and other actions that may artificially increase the Protected Income Value.

|X|      We  currently  limit the  variable  investment  options  in which you may  allocate  Account  Value if you participate  in this program.  We reserve the right to transfer any Account  Value in a prohibited  investment option to an eligible  investment  option.  Should we prohibit access to any investment  option, any transfers required to move Account Value to eligible  investment  options will not be counted in determining  the number of free  transfers  during  an  Annuity  Year.  We may also  require  that you  allocate  your  Account  Value according to an asset allocation model.

|X|      If you change the  Annuitant  after the  effective  date of the GMIB  program,  the period of time  during which we will apply the 5% annual  growth rate may be changed  based on the age of the new  Annuitant.  If the new  Annuitant  would not be  eligible  to elect the GMIB  program  based on his or her age at the time of the change, then the GMIB program will terminate.
|X|      Annuity  payments  made under the GMIB program are subject to the same tax  treatment as any other annuity payment.
|X|      At the time you  elect to begin  receiving  annuity  payments  under the GMIB  program  or under any other annuity  payment option we make  available,  the protection  provided by the Annuity's  basic death benefit or any optional death benefit provision you elected will no longer apply.

Election of the Program
Currently,  the GMIB program can only be elected at the time that you purchase  your Annuity.  The  Annuitant  must be age 75 or less as of the  effective  date of the GMIB  program.  In the future,  we may offer  existing  Annuity
Owners  the option to elect the GMIB  program  after the Issue Date of their  Annuity,  subject to our  eligibility rules and  restrictions.  If you elect the GMIB program after the Issue Date of your  Annuity,  the program will be effective as of the date of election.  Your Account  Value as of that date will be used to calculate  the Protected
Income Value as of the effective date of the program.

Termination of the Program
The GMIB program cannot be terminated by the Owner once elected.  The GMIB program  automatically  terminates as of the date the Annuity is fully  surrendered,  on the date the death benefit is payable to your  Beneficiary  (unless your  surviving  spouse elects to continue the Annuity),  or on the date that your Account Value is  transferred to begin making  annuity  payments.  The GMIB program may also be  terminated  if you  designate a new  Annuitant  who would not be eligible to elect the GMIB program based on his or her age at the time of the change.

Upon  termination  of the GMIB  program we will  deduct the charge from your  Account  Value for the portion of the
Annuity Year since the prior  anniversary  of the  Annuity's  Issue Date (or the Issue Date if in the first Annuity
Year).

Charges under the Program
Currently,  we deduct a charge  equal to 0.50% per year of the average  Protected  Income  Value for the period the charge  applies.  Because  the charge is  calculated  based on the  average  Protected  Income  Value,  it does not increase  or  decrease  based on changes  to the  Annuity's  Account  Value due to market  performance.  The dollar amount you pay each year will increase in any year the Protected  Income Value  increases,  and it will decrease in any year the  Protected  Income Value  decreases  due to  withdrawal,  irrespective  of whether your Account  Value increases or decreases.

The  charge is  deducted  annually  in  arrears  each  Annuity  Year on the  anniversary  of the Issue  Date of the
Annuity.  We deduct the amount of the charge pro-rata from the Account Value  allocated to the variable  investment options and the Fixed  Allocations.  No MVA will apply to Account Value  deducted from a Fixed  Allocation.  If you surrender  your Annuity,  begin  receiving  annuity  payments  under the GMIB program or any other annuity  payment option we make  available  during an Annuity  Year, or the GMIB program  terminates,  we will deduct the charge for the portion of the Annuity Year since the prior  anniversary  of the Annuity's  Issue Date (or the Issue Date if in
the first Annuity Year).

No charge applies after the Annuity Date.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

The  Annuity  provides a Death  Benefit  during its  accumulation  period.  If the  Annuity is owned by one or more natural  persons,  the Death  Benefit is payable  upon the first  death of an Owner.  If the Annuity is owned by an entity,  the Death  Benefit is payable  upon the  Annuitant's  death,  if there is no  Contingent  Annuitant.  If a
Contingent  Annuitant was  designated  before the  Annuitant's  death and the Annuitant  dies,  then the Contingent
Annuitant  becomes the  Annuitant  and a Death  Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

Basic Death Benefit

The Annuity  provides a basic Death Benefit at no  additional  charge.  The  Insurance  Charge we deduct daily from your Account Value  allocated to the  Sub-accounts  is used, in part, to pay us for the risk we assume in providing the basic Death  Benefit  guarantee  under the  Annuity.  The Annuity also offers three  different  optional  Death
Benefits  that can be  purchased  for an  additional  charge.  The  additional  charge is  deducted  to  compensate
American Skandia for providing  increased insurance  protection under the optional Death Benefits.  Notwithstanding the  additional  protection  provided  under the optional Death  Benefits,  the  additional  cost has the impact of reducing the net performance of the investment options.

The basic Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all proportional withdrawals.
|X|      The sum of your Account  Value in the  variable  investment  options and your  Interim  Value in the Fixed
         Allocations.

"Proportional  withdrawals"  are  determined by  calculating  the  percentage of your Account Value that each prior withdrawal  represented  when withdrawn.  For example,  a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

OPTIONAL DEATH BENEFITS

Three  optional  Death  Benefits  are  offered  for  purchase  with your  Annuity to provide an  enhanced  level of protection for your beneficiaries.

-------------------------------------------------------------------------------------------------------------------
Currently,  these benefits are only offered in those  jurisdictions  where we have received regulatory approval and must be elected at the time that you  purchase  your  Annuity.  We may, at a later  date,  allow  existing  Annuity
Owners to  purchase  an  optional  Death  Benefit  subject  to our rules and any  changes  or  restrictions  in the benefits.  Certain terms and  conditions may differ  between  jurisdictions  once approved and if you purchase your
Annuity as part of an exchange,  replacement  or transfer,  in whole or in part,  from any other  Annuity we issue.
The  "Combination 5% Roll-up and Highest  Anniversary  Value" Death Benefit may only be elected  individually,  and cannot be elected in combination with any other optional death benefit.
-------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide  additional  amounts to your  Beneficiary that may be used to offset  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your death.  Whether this benefit is appropriate  for you may depend on your  particular  circumstances,  including other  financial  resources  that may be available to your  Beneficiary to pay taxes on your Annuity should you die during the accumulation period.  No benefit is payable if death occurs on or after the Annuity Date.

The Enhanced  Beneficiary  Protection  Optional Death Benefit provides a benefit that is payable in addition to the basic Death  Benefit.  If the  Annuity  has one Owner,  the Owner must be age 75 or less at the time the benefit is purchased.  If the Annuity has joint  Owners,  the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above;

     PLUS

2.       40% of your "Growth" under the Annuity, as defined below.

"Growth" means the sum of your Account Value in the variable investment options and your Interim Value in the
 ------
Fixed Allocations, minus the total of all Purchase Payments reduced by the sum of all proportional withdrawals.

"Proportional  withdrawals"  are  determined by  calculating  the  percentage of your Account Value that each prior
 -------------------------
withdrawal represented when withdrawn.

-------------------------------------------------------------------------------------------------------------------
The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is  subject  to a maximum of 100% of all  Purchase
Payments  applied to the Annuity at least 12 months  prior to the death of the decedent  that  triggers the payment of the Death Benefit.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit  described  above is currently being offered in those jurisdictions  where we have  received  regulatory  approval.  Certain  terms and  conditions  may  differ  between jurisdictions  once  approved.  Please refer to the section  entitled  "Tax  Considerations"  for a  discussion  of special tax considerations  for purchasers of this benefit.  The Enhanced  Beneficiary  Protection Death Benefit is
not available if you elect the "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit.
-------------------------------------------------------------------------------------------------------------------

See Appendix B for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Highest Anniversary Value Death Benefit ("HAV")
If the Annuity  has one Owner,  the Owner must be age 79 or less at the time  Highest  Anniversary  Value  Optional
Death  Benefit is  purchased.  If the Annuity has joint  Owners,  the oldest  Owner must be age 79 or less.  If the
Annuity is owned by an entity, the Annuitant must be age 79 or less.

Certain of the Portfolios offered as Sub-accounts under the Annuity are not available if you elect the Highest
Anniversary Value Death Benefit.  In addition, we reserve the right to require you to use certain asset allocation model(s) if you elect this death benefit.

Calculation of Highest Anniversary Value Death Benefit
The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest Anniversary Value as of the Owner's date of death.

If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest  Anniversary  Value on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

         The amount  determined  by this  calculation  is  increased by any Purchase  Payments  received  after the
         Owner's date of death and decreased by any proportional withdrawals since such date.

-------------------------------------------------------------------------------------------------------------------
The Highest  Anniversary  Value Death Benefit  described  above is currently  being offered in those  jurisdictions where we have received  regulatory  approval.  Certain terms and conditions may differ between  jurisdictions  once approved.  The Highest  Anniversary  Value Death Benefit is not available if you elect the  "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit.
-------------------------------------------------------------------------------------------------------------------

 Please refer to the  definition of Death Benefit  Target Date below.  This death benefit may not be an appropriate feature  where the Owner's age is near the age  specified in the Death  Benefit  Target Date.  This is because the benefit may not have the same  potential  for growth as it  otherwise  would,  since there will be fewer  contract anniversaries  before the death benefit  target date is reached.  The death  benefit  target date under this death benefit is earlier than the death benefit  target date under the  Combination  5% Roll-up and Highest  Anniversary
 Value Death  Benefit for Owners who are age 76 or older when the  contract is issued,  which may result in a lower value on the death  benefit,  since there will be fewer  contract  anniversaries  before the death benefit  target date is reached.

See Appendix B for examples of how the Highest Anniversary Value Death Benefit is calculated.

Combination 5% Roll-up and Highest Anniversary Value Death Benefit
If the  Annuity  has one Owner,  the Owner must be age 79 or less at the time the  Combination  5% Roll-up  and HAV
Optional  Death  Benefit is purchased.  If the Annuity has joint  Owners,  the oldest Owner must be age 79 or less.
If the Annuity is owned by an entity, the Annuitant must be age 79 or less.

Certain  of the  Portfolios  offered  as  Sub-accounts  under  the  Annuity  are not  available  if you  elect  the
Combination  5% Roll-up  and HAV Death  Benefit.  In  addition,  we reserve the right to require you to use certain asset allocation model(s) if you elect this death benefit.

Calculation of the Combination 5% Roll-up and Highest Anniversary Value Death Benefit

         The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:

1.       the basic Death Benefit described above; and
2.       the Highest Anniversary Value death benefit described above, and
3.       5% Roll-up described below.

The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date the 5% Roll up is equal to:

o        all Purchase  Payments  increasing  at an annual  effective  interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner's date of death;

                  MINUS

o        the sum of all  withdrawals,  dollar  for  dollar  up to 5% of the death  benefit's  value as of the prior contract  anniversary  (or issue  date if the  withdrawal  is in the first  contract  year).  Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

         If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

o        the 5% Roll-up value as of the Death Benefit Target Date  increased by total Purchase  Payments made after the Death Benefit Target Date;

                  MINUS

o        the sum of all withdrawals which reduce the 5% Roll-up proportionally.

Please refer to the  definitions of Death Benefit  Target Date below.  This death benefit may not be an appropriate feature  where the Owner's age is near the age  specified in the Death  Benefit  Target  Date.  This is because the benefit may not have the same  potential  for growth as it  otherwise  would,  since  there will be fewer  contract anniversaries before the Death Benefit Target Date is reached.

-------------------------------------------------------------------------------------------------------------------
The Combination 5% Roll-up and Highest  Anniversary  Value Death Benefit described above is currently being offered in those  jurisdictions  where we have  received  regulatory  approval.  Certain  terms and  conditions  may differ between  jurisdictions once approved.  The "Combination 5% Roll-up and Highest  Anniversary Value" Death Benefit is
not available if you elect any other optional death benefit.
-------------------------------------------------------------------------------------------------------------------

See  Appendix B for  examples of how the  Combination  5% Roll-up and Highest  Anniversary  Value Death  Benefit is
calculated.

Key Terms Used with the Highest Anniversary Value Death Benefit and the Combination 5% Roll-up and Highest
Anniversary Value Death Benefit:

|X|      The  Death  Benefit  Target  Date  for  the  Highest  Anniversary  Value  Death  Benefit  is the  contract
              ----------------------------
     anniversary  on or after the 80th  birthday  of the  current  Owner,  the oldest of either  joint Owner or the
     Annuitant, if entity owned.

|X|      The Death  Benefit  Target Date for the  Combination  5% Roll-up and HAV Death Benefit is the later of the
             ---------------------------
     contract  anniversary on or after the 80th birthday of the current Owner,  the oldest of either joint Owner or the Annuitant, if entity owned, or five years after the Issue Date of the Annuity.

|X|      The Highest  Anniversary Value equals the highest of all previous  "Anniversary  Values" less proportional
             --------------------------
     withdrawals since such anniversary and plus any Purchase Payments since such anniversary.

|X|      The Anniversary  Value is the Account Value as of each  anniversary of the Issue Date of the Annuity.  The
             ------------------
     Anniversary Value on the Issue Date is equal to your Purchase Payment.

|X|      Proportional  withdrawals  are  determined by  calculating  the percentage of your Account Value that each
         -------------------------
     prior withdrawal  represented when withdrawn.  Proportional  withdrawals  result in a reduction to the Highest
     Anniversary  Value or 5% Roll-up value by reducing such value in the same  proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal  occurred.  For example,  if your Highest  Anniversary
     Value or 5% Roll-up  value is  $125,000  and you  subsequently  withdraw  $10,000 at a time when your  Account
     Value is equal to $100,000 (a 10%  reduction),  when  calculating  the optional  Death  Benefit we will reduce your Highest Anniversary Value ($125,000) by 10% or $12,500.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefits are  calculated  as shown above except that the age of the oldest of the Joint Owners is used to determine  the Death  Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the Death Benefit to the  Beneficiary.  If the sole primary  Beneficiary  is the surviving  spouse,  then the  surviving  spouse can elect to assume  ownership  of the  Annuity  and  continue  the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefits are  calculated  as shown above except that the age of the
Annuitant is used to determine  the Death Benefit  Target Date.  Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection Death Benefit and Highest  Anniversary  Value Death Benefit
at any time.  The  Combination  5% Roll-up and HAV Death Benefit may not be terminated  once elected.  The optional
Death  Benefits  will  terminate  automatically  on the Annuity  Date.  We may also  terminate  any optional  Death
Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge  equal to 0.25% per year of the  average  daily net assets of the  Sub-accounts  for each of the
Highest  Anniversary Value Death Benefit and the Enhanced  Beneficiary  Protection Death Benefit and 0.50% per year of the average  daily net assets of the  Sub-accounts  for the  Combination  5% Roll-up and HAV Death  Benefit.  We
deduct the charge for each of these  benefits to  compensate  American  Skandia for providing  increased  insurance protection under the optional Death Benefits.

Please  refer to the  section  entitled  "Tax  Considerations"  for  additional  considerations  in relation to the optional Death Benefit.

AMERICAN SKANDIA'S ANNUITY REWARDS

What is the Annuity Rewards benefit?
The Annuity  Rewards  benefit  offers  Owners the ability to capture any market gains since the Issue Date of their
Annuity as an  enhancement  to their current Death  Benefit so their  Beneficiaries  will not receive less than the
Annuity's value as of the date the Owner elects the benefit.  Under the Annuity Rewards  benefit,  American Skandia guarantees that the Death Benefit will not be less than:

         your Account Value in the variable  investment  options plus the Interim Value in any Fixed Allocations as of the effective date of the Owner's election

         MINUS any proportional withdrawals* following the date of election
         -----

         PLUS any additional Purchase Payments applied to the Annuity following the date of election.
         ----

*    "Proportional  withdrawals"  are  determined  by  calculating  the  percentage  of the Account Value that each withdrawal  represented  when  withdrawn.  For  example,  a withdrawal  of 50% of your Account  Value would be treated as a 50% reduction in the amount payable under the Death Benefit.

The  Annuity  Rewards  Death  Benefit  enhancement  does not affect the basic  Death  Benefit  calculation  and any
Optional  Death  Benefits  available  under the Annuity.  If the Death Benefit  amount payable under your Annuity's basic Death Benefit or any Optional  Death  Benefits you purchase is greater than the enhanced  Death Benefit under the Annuity Rewards benefit on the date the Death Benefit is calculated,  your  Beneficiary will receive the higher amount.

Who is eligible for the Annuity Rewards benefit?
Owners can elect the Annuity  Rewards  Death Benefit  enhancement  following  the fourth (4th)  anniversary  of the
Annuity's  Issue  Date.  However,  the  election  is subject to the  requirement  that their  Account  Value on the election  date is greater  than the amount  that would be  payable  to their  Beneficiary  under the Death  Benefit provided  under the Annuity as of the  election  date  (including  any amounts  payable  under any  optional  death benefit  then in effect).  If an Owner is  ineligible  when he or she applies for the optional  benefit,  the Owner can elect the Annuity  Rewards Death Benefit  enhancement on any subsequent  date if they  otherwise  qualify.  The election  must occur before  annuity  payments  begin.  An Owner can only elect the Annuity  Rewards  Death Benefit enhancement once.  There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal  assumption as described  below, in the event of your death, the death benefit must be distributed:

|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments not extending  beyond the life  expectancy of the Beneficiary or over the life of the Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an election prior to death benefit  proceeds  becoming due, a Beneficiary can elect to receive the Death Benefit  proceeds as a series of fixed annuity  payments  (annuity payment options 1-4) or as a series of variable  annuity  payments  (annuity  payment  options  1-3 or 5 and 6). See the section  entitled  "What Types of
Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your spouse as your  Beneficiary.  If you and your spouse own the Annuity jointly,  we assume that the sole primary  Beneficiary  will be the surviving  spouse unless you elect an alternative  Beneficiary  designation.
Unless you elect an alternative  Beneficiary  designation,  the spouse Beneficiary may elect to assume ownership of the  Annuity  instead  of taking the Death  Benefit  payment.  Any Death  Benefit  (including  any  optional  Death
Benefits)  that would have been  payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the surviving  spouse will have all the rights and benefits  that would be available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of  determining  any future  Death  Benefit for the surviving  spouse,  the new Account Value will be considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.  However,  any  additional  Purchase  Payments  applied after the date the assumption is effective  will be subject to all  provisions of the Annuity,  including any CDSC that may apply to the  additional
Purchase Payments.

See the section entitled "Managing Your Annuity - Spousal  Contingent  Annuitant" for a discussion of the treatment of a spousal Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

Qualified Beneficiary Continuation Option

The Code  provides for  alternative  death  benefit  payment  options when an Annuity is used as an IRA,  403(b) or other "qualified  investment" that requires Minimum  Distributions.  Upon the Owner's death under an IRA, 403(b) or other  "qualified  investment",  a  Beneficiary  may  generally  elect to continue the Annuity and receive  Minimum
Distributions  under the  Annuity  instead of  receiving  the death  benefit  in a single  payment.  The  available payment  options  will  depend on  whether  the Owner died on or before  the date he or she was  required  to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death occurs  before the date Minimum  Distributions  must begin under the Code,  the Death Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life expectancy  of the  designated  Beneficiary  (as  long as  payments  begin  by  December  31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death Benefit can be paid out over the life or life  expectancy of the spouse with such payments  beginning no earlier than December
         31st of the year  following  the year of death or December  31st of the year in which the  deceased  would have reached age 70 1/2, which ever is later.

|X|      If death occurs after the date Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary  has the flexibility to take out more each year than required under the Minimum  Distribution  rules.
Until withdrawn,  amounts in an IRA, 403(b) or other "qualified  investment"  continue to be tax deferred.  Amounts withdrawn each year,  including  amounts that are required to be withdrawn  under the Minimum  Distribution  rules, are  subject to tax.  You may wish to  consult a  professional  tax  advisor  for tax advice as to your  particular
situation.   See  the  section  entitled  "How  are  Distributions  From  Qualified   Contracts  Taxed?  -  Minimum
Distributions after age 70 1/2."

Upon election of this Qualified Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the  Beneficiary  will be charged at an amount  equal to 1.40%  daily  against the  average  daily  assets allocated to the Sub-accounts.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death  Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the  Beneficiary  may  request  transfers  among  Sub-accounts,   subject  to  the  same  limitations  and
              restrictions  that applied to the Owner,  except that the Sub-accounts  offered will be those offered under the Qualified Beneficiary Continuation option at the time the option is elected.
|X|      the Fixed  Allocations will be those offered under the Qualified  Beneficiary  Continuation  option at the time the option is elected.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      other optional Benefits will be those offered under the Qualified  Beneficiary  Continuation option at the time of election.
|X|      the basic Death Benefit and any optional Death  Benefits  elected by the Owner will no longer apply to the
              Beneficiary.
|X|      the  Beneficiary  can request a  withdrawal  of all or a portion of the Account  Value at any time without application of a CDSC.
|X|      upon  the  death  of the  Beneficiary,  any  remaining  Account  Value  will be paid in a lump  sum to the person(s) named by the Beneficiary.
|X|      all amounts in the  Annuity  must be paid out to the  Beneficiary  according  to the Minimum  Distribution rules described above.

Your  Beneficiary  will be provided with a prospectus and  settlement  option that will describe this option at the time  he  or  she  elects  this  option.  Please  contact  American  Skandia  for  additional  information  on  the availability,  restrictions  and  limitations  that will apply to a  Beneficiary  under the  Qualified  Beneficiary
Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the
Death  Benefit if the  decedent was not the Owner or Annuitant as of the Issue Date and did not become the Owner or
Annuitant  due to the prior  Owner's  or  Annuitant's  death.  Any Death  Benefit  (including  any  optional  Death
Benefit)  that  applies  will be  suspended  for a two-year  period from the date he or she first  became  Owner or
Annuitant.  After the two-year  suspension  period is  completed,  the Death  Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive "due proof of death",  any  instructions  we require to  determine  the method of payment and any other  written  representations  we require to  determine  the proper  payment of the Death Benefit to all  Beneficiaries.  "Due proof of death" may include a certified copy of a death  certificate,  a certified copy of a decree of a court of competent  jurisdiction  as to the finding of death or other  satisfactory  proof of death.  Upon our  receipt of "due proof of death" we  automatically  transfer  the
Death  Benefit  to the  AST  Money  Market  Sub-account  until  we  further  determine  the  universe  of  eligible
Beneficiaries.  Once the universe of eligible  Beneficiaries  has been  determined  each eligible  Beneficiary  may allocate his or her eligible share of the Death Benefit to the Sub-accounts according to our rules.

Each  Beneficiary  must make an election as to the method they wish to receive their portion of the Death  Benefit.
Absent an election of a Death  Benefit  payment  method,  no Death Benefit can be paid to the  Beneficiary.  We may require written  acknowledgment of all named Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all  required  paper work,  the amount of the Death  Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each  Sub-account  allocation  and for each Fixed  Allocation.  The Account  Value is the sum of the values of each
Sub-account  allocation  and the value of each Fixed  Allocation.  The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender.  When  determining  the Account Value on a day more than 30 days prior to a
Fixed  Allocation's  Maturity Date, the Account Value may include any Market Value Adjustment that would apply to a
Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value available to you on any day during the  accumulation  period.  The
Surrender  Value is equal to your  Account  Value minus any CDSC,  the Annual  Maintenance  Fee, the charge for any optional  benefits and any Market Value  Adjustment  that may apply to any Fixed  Allocation.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-account,  you are purchasing  units of the  Sub-account.  Each Sub-account invests  exclusively  in shares of an  underlying  Portfolio.  The value of the Units  fluctuates  with the  market fluctuations  of the  Portfolios.  The value of the Units also reflects the daily accrual for the Insurance  Charge and if you elected one or more optional  benefits  whose annual charge is deducted  daily,  the  additional  charge made for such benefits.  There may be several  different Unit Prices for each  Sub-account to reflect the Insurance
Charge and the charges for any optional  benefits.  The Unit Price for the Units you purchase  will be based on the total  charges for the benefits  that apply to your  Annuity.  See the section  entitled  "What Happens to My Units
When There is a Change in Daily  Asset-Based  Charges?"  for a detailed  discussion  of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

Each  Valuation  Day, we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit
Price is used for  determining  the value of transactions  involving  Units of the  Sub-accounts.  We determine the number of Units involved in any  transaction  by dividing the dollar value of the  transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the  Valuation  Day you make the  allocation,  the Unit Price is
$14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume that later,  you wish to transfer  $3,000 of your Account  Value out of that  Sub-account  and into another  Sub-account.  On the  Valuation Day you request the transfer,  the Unit Price of the  original  Sub-account  has  increased  to $16.79.  To  transfer  $3,000,  we sell
178.677  Units at the  current  Unit  Price,  leaving  you  158.477  Units.  We then buy $3,000 of Units of the new
Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the  initial  value  allocated  to a Fixed  Allocation  plus all  interest  credited to a Fixed
Allocation  as of the date  calculated.  The  Interim  Value  does not  include  the  impact  of any  Market  Value
Adjustment.  If you made any transfers or withdrawals from a Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest  credited to those amounts  before they were  withdrawn.  To determine the Account Value of a Fixed  Allocation  on any day more than 30 days prior to its Maturity  Date, we multiply the
Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American  Skandia  is  generally  open to  process  financial  transactions  on those  days that the New York Stock
Exchange  (NYSE) is open for  trading.  There  may be  circumstances  where  the NYSE does not open on a  regularly scheduled  date or time  or  closes  at an  earlier  time  than  scheduled  (normally  4:00  p.m.  EST).  Financial transactions  requested  before the close of the NYSE which meet our  requirements  will be processed  according to the value next  determined  following the close of business.  Financial  transactions  requested on a  non-business day or after the close of the NYSE will be processed  based on the value next  computed on the next  business  day.
There may be  circumstances  when the  opening or closing  time of the NYSE is  different  than other  major  stock exchanges,  such as NASDAQ or the American Stock Exchange.  Under such circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances  where the NYSE is open,  however,  due to inclement weather,  natural disaster or other circumstances  beyond our  control,  our  offices  may be closed or our  business  processing  capabilities  may be restricted.  Under those  circumstances,  your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,
Washington's  Birthday,  Good Friday,  Memorial Day, Independence Day, Labor Day, Thanksgiving,  and Christmas.  On
those dates, we will not process any financial transactions involving purchase or redemption orders.

American  Skandia  will  also not  process  financial  transactions  involving  purchase  or  redemption  orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an  emergency  exists  making  redemption  or  valuation  of  securities  held  in  the  separate  account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial Purchase  Payments:  We are required to allocate your initial  Purchase Payment to the Sub-accounts  within two (2) business  days after we receive all of our  requirements  at our office to issue the Annuity.  If we do not have all the required  information to allow us to issue your Annuity,  we may retain the Purchase  Payment while we try to reach you or your  representative to obtain all of our  requirements.  If we are unable to obtain all of our required  information  within five (5) business days, we are required to return the Purchase Payment to you at that time,  unless  you  specifically  consent to our  retaining  the  Purchase  Payment  while we gather  the  required information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity within two (2)  business  days.  During any period  that we are  trying to obtain the  required  information,  your money is not invested.

Additional  Purchase Payments:  We will apply any additional Purchase Payments on the Valuation Day that we receive the Purchase  Payment at our office with  satisfactory  allocation  instructions.  We will allocate any  additional
Purchase Payments you make according to your most recent allocation instructions if none are provided.

Scheduled  Transactions:  "Scheduled"  transactions  include transfers under a Dollar Cost Averaging,  rebalancing, or asset  allocation  program,  Systematic  Withdrawals,  Minimum  Distributions  or  annuity  payments.  Scheduled transactions  are  processed  and  valued as of the date they are  scheduled,  unless  the  scheduled  day is not a
Valuation  Day.  In that  case,  the  transaction  will be  processed  and  valued  on  Valuation  Day prior to the scheduled transaction date.

Unscheduled  Transactions:  "Unscheduled"  transactions include any other non-scheduled  transfers and requests for
Partial  Withdrawals or Free  Withdrawals or Surrenders.  Unscheduled  transactions  are processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death  Benefits:  Medically-related  surrender  requests and Death  Benefit  claims require our review and evaluation  before  processing.  We price such transactions as of the date we receive at our
Office all supporting documentation we require for such transactions and that are satisfactory to us.

Transactions in ProFunds VP Sub-accounts:  Generally,  purchase or redemption  orders or transfer  requests must be received by us by no later than the close of the NYSE to be processed on the current  Valuation Day.  However,  any purchase or redemption order or transfer request  involving the ProFunds VP Sub-accounts  must be received by us no later than one hour prior to any announced  closing of the applicable  securities  exchange  (generally,  3:00 p.m.
Eastern time) to be processed on the current  Valuation  Day. The "cut-off"  time for such  financial  transactions involving a ProFunds VP  Sub-account  will be extended to1/2hour prior to any announced  closing  (generally,  3:30
p.m.  Eastern  time)  for  transactions  submitted  electronically  through  American  Skandia's  Internet  website
(www.americanskandia.prudential.com).  You cannot  request a  transaction  involving  the  purchase,  redemption or transfer  of units in one of the  ProFunds  VP  Sub-account  between the  applicable  "cut-off"  time and 4:00 p.m.
Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Termination  of  Optional  Benefits:  Except for the  Guaranteed  Minimum  Income  Benefit and the  Combination  5%
Roll-up and Highest  Anniversary  Value Death Benefit which cannot be terminated by the owner once elected,  if any optional  benefit  terminates,  we will no longer deduct the charge we apply to purchase the optional  benefit.  On the date the charge no longer applies,  your Annuity will become subject to a different daily  asset-based  charge.
We will process a transaction  where your Account Value allocated to the Sub-accounts  will be used to purchase new
Units of the  Sub-accounts  that reflect the Insurance  Charge and any optional  benefit or program still  elected, but not the charge for the  optional  benefit or program that you  terminated.  The number of Units  attributed  to your Annuity will be decreased  and the Unit Price of each unit of the  Sub-accounts  in which you invested will be increased.  The  adjustment  in the number of Units and Unit Price will not affect your  Account  Value.  Beginning on that date,  your  Account  Value will be  determined  based on the change in the value of Units that reflect the
Insurance Charge and any other optional benefits that you have elected.

TAX CONSIDERATIONS

The tax  considerations  associated  with the Annuity  vary  depending  on whether the  contract is (i) owned by an individual  and not  associated  with a tax-favored  retirement  plan  (including  contracts  held by a non-natural person,  such as a trust  acting as an agent for a natural  person),  or (ii) held under a  tax-favored  retirement plan. We discuss the tax  considerations  for these  categories of contracts  below.  The  discussion is general in nature and  describes  only  federal  income tax law (not state or other tax laws).  It is based on current law and interpretations,  which may change.  The  discussion  includes a description  of certain  spousal  rights under the contract  and under  tax-qualified  plans.  Our  administration  of such spousal  rights and related tax  reporting accords  with our  understanding  of the  Defense of  Marriage  Act (which  defines a  "marriage"  as a legal union between  a man and a woman and a  "spouse"  as a person of the  opposite  sex).  The  information  provided  is not intended as tax advice.  You should  consult  with a qualified  tax advisor for  complete  information  and advice.
References to purchase  payments below relates to your cost basis in your contract.  Generally,  your cost basis in a contract not associated  with a tax-favored  retirement  plan is the amount you pay into your  contract,  or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.

This  contract may also be purchased as a  non-qualified  annuity  (i.e.,  a contract not held under a  tax-favored retirement  plan) by a trust or custodial  IRA or 403(b)  account,  which can hold other  permissible  assets other than the annuity.  The terms and  administration  of the trust or custodial account in accordance with the laws and
regulations  for  IRAs  or  403(b)s,   as  applicable,   are  the  responsibility  of  the  applicable  trustee  or custodian.

CONTRACTS  OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT PLANS)

Taxes Payable by You

We believe the contract is an annuity contract for tax purposes.  Accordingly, as a general rule, you should not pay any tax until you receive  money under the  contract.

Generally,  annuity  contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity  contract for purposes of determining  the amount subject to tax under the rules described below.

It is possible that the Internal Revenue Service  (IRS)would assert that some or all of the charges for the optional benefits  under the  contract  should be treated for federal  income tax purposes as a partial  withdrawal  from the contract.  If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent  there are  earnings in the  contract.  Additionally,  for owners  under age 591/2,  the  taxable  income attributable to the charge for the benefit could be subject to a tax penalty.

If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving  owner will be provided with a notice from us describing  available  alternatives  regarding these benefits.

Taxes on Withdrawals and Surrender

If you make a withdrawal from your contract or surrender it before annuity  payments  begin,  the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any  withdrawals  from the contract while you are alive even if the withdrawal is paid to someone else.

If you assign or pledge all or part of your contract as collateral for a loan,  the part assigned  generally will be treated as a withdrawal.

If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract.  This rule does not apply if you transfer the contract to your spouse or under most  circumstances  if you transfer the contract incident to divorce.

Taxes on Annuity  Payments

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed.  The  remaining  portion  will be taxed as  ordinary  income.  Generally,  the  nontaxable  portion is determined by  multiplying  the annuity  payment you receive by a fraction,  the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

After the full  amount of your  purchase  payments  have been  recovered  tax-free,  the full  amount of the annuity payments will be taxable.  If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

Tax  Penalty on Withdrawals  and Annuity  Payments

Any  taxable amount you receive under your contract may be
subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

o    the amount is paid on or after you reach age 591/2or die;

o    the amount received is attributable to your becoming disabled;

o    generally the amount paid or received is in the form of  substantially  equal payments not less frequently than annually (Please note that substantially equal payments must continue until the later of reaching age 591/2or 5 years.  Modification of payments during that time period will result in retroactive  application of the 10% tax penalty.);  or o the amount  received is paid under an immediate  annuity  contract (in which annuity  payments begin within one year of purchase).

Special  Rules in Relation to  Tax-Free  Exchanges  Under  Section  1035

Section 1035 of the Internal  Revenue Code of 1986, as amended (Code) permits certain  tax-free  exchanges of a life insurance,  annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life  insurance,  annuity or endowment  contract  that was purchased  prior to August 14, 1982,  then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. [(See Federal Tax Status section in the Statement of Additional Information.)]

Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 591/2  withdrawals.  The IRS has reserved the right to treat  transactions  it considers  abusive as ineligible for this  favorable  partial 1035 exchange treatment.  We do not know what transactions may be considered abusive.  For example we do not know how the
IRS may view early withdrawals or annuitizations  after a partial exchange.  In addition,  it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus,  we will accept a partial 1035 exchange from a non-qualified  annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive.  However, some insurance companies  may not  recognize  these  partial  surrenders  as  tax-free  exchanges  and may  report  them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax  penalty.  We strongly  urge you to discuss any  transaction  of this type with your tax advisor  before proceeding with the transaction.

Taxes Payable by  Beneficiaries

The death  benefit  options are subject to income tax to the extent the  distribution  exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death benefit may defer taxes.  Certain minimum  distribution  requirements  apply upon your death, as discussed  further below.

Tax consequences to the beneficiary vary among the death benefit payment options.

o    Choice 1: the beneficiary is taxed on earnings in the contract.

o    Choice 2: the  beneficiary  is taxed as amounts  are  withdrawn  (in this case  earnings  are  treated as being distributed first).

o    Choice 3: the  beneficiary  is taxed on each  payment  (part will be treated as earnings  and part as return of premiums).

Considerations  for  Contingent  Annuitants:  There may be  adverse  tax  consequences  if a  Contingent  Annuitant succeeds an Annuitant  when the Annuity is owned by a trust that is neither tax exempt nor  qualifies for preferred treatment under certain sections of the Code. In general,  the Code is designed to prevent  indefinite  deferral of tax.  Continuing  the  benefit of tax  deferral  by naming one or more  Contingent  Annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax  deferral for an  indefinite  period.
Therefore,  adverse tax treatment may depend on the terms of the trust,  who is named as Contingent  Annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor before naming a Contingent
Annuitant if you expect to use an Annuity in such a fashion.

Reporting and Withholding on  Distributions

Taxable amounts  distributed  from your annuity  contracts are subject to federal and state income tax reporting and withholding.  In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution.  In the case of an annuity or similar periodic  payment,  we will withhold as if you are a married individual with 3 exemptions unless you designate a different  withholding  status. In the case of all other distributions,  we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments.
An election out of withholding must be made on forms that we provide.State  income tax withholding rules vary and we will withhold based on the rules of your State of residence.  Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different  withholding rate may be applicable to a nonresident  alien based on the terms of an existing  income tax treaty between the United States and the  nonresident  alien's  country.  Please refer to the discussion  below regarding  withholding  rules for tax favored plans (for example, an IRA).

Regardless  of the  amount  withheld  by us, you are liable  for  payment  of federal  and state  income tax on the taxable  portion of annuity  distributions.  You should consult with your tax advisor  regarding the payment of the
correct  amount  of  these  income  taxes  and  potential   liability  if  you  fail  to  pay  such   taxes.

Annuity Qualification

Diversification  And  Investor  Control.  In order to qualify  for the tax rules  applicable  to  annuity  contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

An additional  requirement for  qualification  for the tax treatment  described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate  guidelines  under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments  underlying such variable  annuity.  It is unclear whether such guidelines,  if in fact promulgated,  would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers  between the investment  options offered pursuant to this Prospectus.  We will take any action,  including  modifications to your Annuity or the investment  options,  required to comply with such guidelines if promulgated.

Please refer to the  Statement of  Additional  information  for further  information  on these  Diversification  and
Investor Control issues.

Required  Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required  distributions  depend on whether you die before you start taking  annuity  payments  under the contract or after you start taking annuity payments under the contract.

If you die on or after the annuity date,  the remaining  portion of the interest in the contract must be distributed at least as rapidly as under the method of  distribution  being used as of the date of  death.If  you die before the annuity  date,  the entire  interest in the  contract  must be  distributed  within 5 years after the date of death.
However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your  death,  the value of the  contract  may be  distributed  over the  beneficiary's  life or a period not exceeding the beneficiary's life expectancy.  Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the  contract is payable to (or for the benefit of) your  surviving  spouse,  that portion of the contract may be continued with your spouse as the owner.

Changes In The  Contract.  We reserve the right to make any changes we deem  necessary  to assure that the  contract qualifies as an annuity  contract for tax purposes.  Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

Additional Information
You should refer to the Statement of Additional Information if:

o       The  contract  is held by a  corporation  or other  entity  instead of by an  individual  or as agent for an individual.

o       Your  contract was issued in exchange for a contract  containing  purchase  payments  made before August 14,
        1982.

o       You transfer your contract to, or designate,  a beneficiary who is either 37 1/2 years younger than you or a grandchild.

o       You purchased more than one annuity contract from the same insurer within the same calendar year (other than contracts held by tax favored plans).

    CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.

Currently,  the contract may be purchased for use in connection  with individual  retirement  accounts and annuities
(IRAs)  which are subject to  Sections  408(a),  408(b) and 408A of the Code.  In  addition,  this  contract  may be purchased for use in connection with a corporate  Pension and  Profit-sharing  plan (subject to 401(a) of the Code),
H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code), Tax Sheltered Annuities (subject to 403(b)
of the Code, also known as Tax Deferred  Annuities or TDAs), and Section 457 plans (subject to 457 of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.

    This contract may also be purchased as a  non-qualified  annuity (i.e., a contract not held under a tax-favored retirement  plan) by a trust or custodial  IRA or 403(b)  account,  which can hold other  permissible  assets other than the annuity.  The terms and  administration  of the trust or custodial account in accordance with the laws and regulations for IRAs or 403(b)s, as applicable, are the responsibility of the applicable trustee or custodian.

    You should be aware that tax favored plans such as IRAs  generally  provide  income tax deferral  regardless of whether they invest in annuity  contracts.  This means that when a tax favored plan invests in an annuity contract, it  generally  does not  result in any  additional  taxbenefits  (such as income tax  deferral  and income tax free transfers).

Types of Tax Favored Plans

    IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus  and contract.  The
"IRA Disclosure  Statement"  contains  information about eligibility,  contribution  limits,  tax particulars,  and other IRA information.  In addition to this information (some of which is summarized  below), the IRS requires that you have a "free look" after making an initial  contribution to the contract.  During this time, you can cancel the contract by notifying us in writing,  and we will refund all of the purchase  payments  under the contract  (or, if provided by  applicable  state law,  the amount  credited  under the  contract,  if greater),  less any  applicable federal and state income tax withholding.

    Contributions  Limits/Rollovers.  Because of the way the contract is designed,  you may purchase a contract for an IRA in connection  with a "rollover" of amounts from a qualified  retirement  plan or transfer from another IRA.
In 2004 the  limit is  $3,000;  increasing  in 2005 to 2007,  to  $4,000;  and for  2008,  $5,000.  After  2008 the
contribution  amount  will be  indexed  for  inflation.  The tax law also  provides  for a catch-up  provision  for individuals  who are age 50 and above.  These taxpayers will be permitted to contribute an additional $500 in years
2004 to 2005 and an additional $1,000 in 2006 and years thereafter.

    The  "rollover"  rules under the Code are fairly  technical;  however,  an individual  (or his or her surviving spouse) may generally  "roll over" certain  distributions  from tax favored  retirement  plans (either  directly or within 60 days from the date of these  distributions)  if he or she meets the requirements for  distribution.  Once you buy the contract,  you can make regular IRA contributions  under the contract (to the extent permitted by law).
However,  if you make  such  regular  IRA  contributions,  you  should  note that you will not be able to treat the contract  as a "conduit  IRA,"  which  means that you will not  retain  possible  favorable  tax  treatment  if you subsequently  "roll over" the  contract  funds  originally  derived  from a qualified  retirement  plan or TDA into another Section 401(a) plan or TDA.

    Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

o   You, as owner of the contract,  must be the "annuitant"  under the contract  (except in certain cases involving the division of property under a decree of divorce);

o    Your rights as owner are non-forfeitable;

o   You cannot sell, assign or pledge the contract;

o   The annual  contribution you pay cannot be greater than the maximum amount allowed by law,  including  catch-up contributions if applicable (which does not include any rollover amounts);

o   The date on which  annuity  payments  must begin cannot be later than April 1st of the calendar  year after the calendar year you turn age 70 1/2; and

o   Death and annuity payments must meet "minimum distribution requirements" described below.

    Usually,  the full amount of any distribution  from an IRA (including a distribution  from this contract) which is not a rollover is taxable.  As taxable income,  these  distributions  are subject to the general tax withholding rules  described  earlier.  In  addition to this normal tax  liability,  you may also be liable for the  following, depending on your actions:

o    A 10% "early distribution penalty" described below;

o   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

o   Failure to take a minimum distribution also described below.

    SEPs.  SEPs are a variation  on a standard  IRA,  and  contracts  issued to a SEP must satisfy the same general requirements described under IRAs (above).  There are, however, some differences:

o   If you  participate  in a SEP, you  generally do not include in income any employer  contributions  made to the
    SEP on your  behalf up to the lesser of (a)  $41,000 in 2004 or (b) 25% of the  employee's  earned  income (not including  contribution as "earned income" for these purposes).  However,  for these purposes,  compensation in
    excess of certain limits established by the IRS will not be considered.   In 2004, this limit is $205,000;

o   SEPs must satisfy certain  participation and  nondiscrimination  requirements not generally applicable to IRAs;
    and

o   SEPs for small  employers  permit  salary  deferrals  up to  $13,000  in 2004 with the  employer  making  these contributions  to the SEP.  However,  no new "salary  reduction" or "SAR-SEPs" can be  established  after 1996.
    Individuals  participating  in a SARSEP  who are age 50 or above by the end of the year  will be  permitted  to contribute an additional  $3,000 in 2004,  increasing in $1,000  increments per year until  reaching  $5,000 in
    2006.  Thereafter, the amount is indexed for inflation.

You will also be provided  the same  information,  and have the same "free look"  period,  as you would have if you purchased the contract for a standard IRA.

    ROTH IRAs. Like standard IRAs,  income within a Roth IRA accumulates  tax-free,  and  contributions are subject to specific limits. Roth IRAs have, however, the following differences:

o   Contributions to a Roth IRA cannot be deducted from your gross income;

o "Qualified  distributions"  from a Roth IRA are excludable  from gross income.  A "qualified  distribution"  is a distribution  that satisfies two  requirements:  (1) the  distribution  must be made (a) after the owner of the IRA attains age 591/2; (b) after the owner's  death;  (c) due to the owner's  disability;  or (d) for a qualified  first time homebuyer  distribution  within the meaning of Section  72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a  contribution  was made to any
Roth IRA  established  for the owner or five  years  after a  rollover,  transfer,  or  conversion  was made from a traditional IRA to a Roth IRA.  Distributions from a Roth IRA that are not qualified  distributions will be treated as made first from  contributions  and then from earnings,  and taxed generally in the same manner as distributions from a traditional IRA.

o   If eligible (including meeting income limitations and earnings  requirements),  you may make contributions to a
    Roth IRA after  attaining age 701/2, and  distributions  are not required to begin upon attaining such age or at any time thereafter.

    Because of the way the contract is designed,  you may purchase a contract for a Roth IRA in  connection  with a
"rollover"  of amounts of another  traditional  IRA,  conduit IRA,  SEP,  SIMPLE-IRA  or Roth IRA. The Code permits persons who meet certain income  limitations  (generally,  adjusted gross income under  $100,000),  and who receive certain  qualifying  distributions  from such  non-Roth  IRAs,  to  directly  rollover or make,  within 60 days,  a
"rollover"  of all or any  part of the  amount  of such  distribution  to a Roth IRA  which  they  establish.  This conversion  triggers current taxation (but is not subject to a 10% early distribution  penalty).  Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law.

      TDAs.  You may own a TDA  generally  if you are either an employer or employee of a  tax-exempt  organization
(as defined under Code Section 501 (c)(3)) or a public  educational  organization,  and you may make  contributions to a TDA so long as the  employee's  rights to the  annuity are  nonforfeitable.  Contributions  to a TDA,  and any earnings,  are not taxable until  distribution.  You may also make  contributions to a TDA under a salary reduction agreement,  generally  up to a maximum  of $13,000 in 2004.  Individuals  participating  in a TDA who are age 50 or above by the end of the year will be permitted to  contribute an  additional  $3,000 in 2004,  increasing in $1,000 increments  per year until  reaching  $5,000 in 2006.  Thereafter,  the amount is indexed for  inflation.  Further, you may roll  over TDA  amounts  to  another  TDA or an IRA.  You may also  roll over TDA  amounts  to a  qualified retirement  plan, a SEP and a 457  government  plan. A contract may only qualify as a TDA if  distributions  (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:

o   Your attainment of age 591/2;
o   Your severance of employment;
o   Your death;
o   Your total and permanent disability; or
o   Hardship (under limited  circumstances,  and only related to salary deferrals and any earnings  attributable to these amounts).

      In any event,  you must begin receiving  distributions  from your TDA by April 1st of the calendar year after the calendar year you turn age 701/2or retire, whichever is later.

    These distribution  limits do not apply either to transfers or exchanges of investments under the contract,  or to any "direct  transfer" of your interest in the contract to another TDA or to a mutual fund  "custodial  account"
described under Code Section 403(b)(7).

    Employer  contributions to TDAs are subject to the same general  contribution,  nondiscrimination,  and minimum participation rules applicable to "qualified" retirement plans.

Minimum Distribution Requirements and Payment Option

If you hold the contract under an IRA (or other tax-favored  plan), IRS minimum  distribution  requirements must be satisfied.  This means that generally  payments must start by April 1 of the year after the year you reach age 701/2 and must be made for each year  thereafter.  The amount of the payment  must at least  equal the  minimum  required under the IRS rules.  Several choices are available for calculating  the minimum  amount.  More  information on the mechanics  of this  calculation  is  available on request.  Please  contact us at a reasonable  time before the IRS deadline so that a timely  distribution  is made.  Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.

    You can use the  Minimum  Distribution  option to satisfy the IRS minimum  distribution  requirements  for this contract  without either beginning  annuity  payments or surrendering the contract.  We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.

Although the IRS rules  determine the required  amount to be distributed  from your IRA each year,  certain payment alternatives  are still  available  to you. If you own more than one IRA,  you can choose to satisfy  your  minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs.

Penalty for Early Withdrawals

You may owe a 10% tax penalty on the taxable part of  distributions  received  from an IRA,  SEP,  Roth IRA, TDA or qualified retirement plan before you attain age 591/2. Amounts are not subject to this tax penalty if:

o   the amount is paid on or after you reach age 591/2or die;

o   the amount received is attributable to your becoming disabled; or

o   generally the amount paid or received is in the form of  substantially  equal payments not less frequently than annually (Please note that  substantially  equal payments must continue until the later of reaching age 591/2or
    5 years.  Modification  of payments  during that time period will result in retroactive  application of the 10%
    tax penalty.).

Other exceptions to this tax may apply. You should consult your tax advisor for further details.

Withholding

Unless a distribution is an eligible  rollover  distribution  that is "directly" rolled over into another qualified plan,  IRA  (including  the IRA variations  described  above),  SEP, 457  government  plan or TDA, we will withhold federal  income tax at the rate of 20%. This 20%  withholding  does not apply to  distributions  from IRAs and Roth
IRAs.  For all other  distributions,  unless you elect  otherwise,  we will  withhold  federal  income tax from the taxable portion of such  distribution  at an appropriate  percentage.  The rate of withholding on annuity  payments where no mandatory  withholding  is required is determined  on the basis of the  withholding  certificate  that you file with us. If you do not file a  certificate,  we will  automatically  withhold  federal  taxes on the following basis:

o   For any annuity  payments not subject to mandatory  withholding,  you will have taxes  withheld by us as if you are a married individual, with 3 exemptions; and

o   For all other distributions, we will withhold at a 10% rate.

    We will provide you with forms and  instructions  concerning the right to elect that no amount be withheld from payments  in the  ordinary  course.  However,  you should  know that,  in any event,  you are liable for payment of federal income taxes on the taxable portion of the  distributions,  and you should consult with your tax advisor to find out more  information  on your  potential  liability  if you fail to pay such taxes.  There may be  additional state income tax withholding requirements.

ERISA Disclosure/Requirements

ERISA (the  "Employee  Retirement  Income  Security  Act of 1974")  and the Code  prevents  a  fiduciary  and other
"parties in  interest"  with respect to a plan (and,  for these  purposes,  an IRA would also  constitute a "plan")
from  receiving  any  benefit  from any  party  dealing  with the plan,  as a result  of the sale of the  contract.
Administrative  exemptions under ERISA generally permit the sale of insurance/annuity  products to plans,  provided that certain  information is disclosed to the person purchasing the contract.  This information has to do primarily with the fees, charges,  discounts and other costs related to the contract,  as well as any commissions paid to any agent selling the contract.

    Information  about any  applicable  fees,  charges,  discounts,  penalties or  adjustments  may be found in the applicable sections of this Prospectus.

    Information  about sales  representatives  and  commissions  may be found in the  sections  of this  Prospectus addressing distribution of the Annuity.

    Please consult your tax advisor if you have any additional questions.

Spousal Consent Rules for Retirement Plans-- Qualified Contracts

If you are  married at the time your  payments  commence,  you may be  required  by federal law to choose an income option that provides survivor annuity income to your spouse,  unless your spouse waives that right.  Similarly,  if you are  married at the time of your death,  federal  law may  require all or a portion of the death  benefit to be paid  to your  spouse,  even if you  designated  someone  else as  your  beneficiary.  A brief  explanation  of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

    Defined Benefit Plans,  Money Purchase  Pension Plans,  and ERISA 403(b)  Annuities.  If you are married at the time your payments  commence,  federal law requires that benefits be paid to you in the form of a "qualified  joint and survivor annuity" (QJSA), unless you and your spouse waive that right, in writing.  Generally,  this means that you will  receive a reduced  payment  during  your life and,  upon your death,  your  spouse will  receive at least one-half  of what you were  receiving  for life.  You may elect to receive  another  income  option if your  spouse consents  to the  election  and  waives  his or her right to  receive  the QJSA.  If your  spouse  consents  to the alternative  form of payment,  your spouse may not receive any benefits from the plan upon your death.  Federal law also  requires  that the plan pay a death  benefit  to your  spouse if you are  married  and die  before  you begin receiving  your benefit.  This benefit must be available in the form of an annuity for your  spouse's  lifetime and is  called a  "qualified  pre-retirement  survivor  annuity"  (QPSA).  If the plan  pays  death  benefits  to other beneficiaries,  you may elect to have a beneficiary  other than your spouse receive the death benefit,  but only if your spouse  consents to the election and waives his or her right to receive the QPSA.  If your spouse  consents to the  alternate  beneficiary,  your spouse will receive no benefits  from the plan upon your death.  Any QPSA waiver prior to your  attaining  age 35 will  become  null and void on the  first  day of the  calendar  year in which you attain age 35, if still employed.

    Defined  Contribution  Plans  (including  401(k) Plans).  Spousal  consent to a  distribution  is generally not required.  Upon your death, your spouse will receive the entire death benefit,  even if you designated someone else as your  beneficiary,  unless your spouse  consents  in writing to waive this right.  Also,  if you are married and elect an annuity as a periodic  income option,  federal law requires that you receive a QJSA (as described  above), unless you and your spouse consent to waive this right.

    IRAs, non-ERISA 403(b) Annuities,  and 457 Plans. Spousal consent to a distribution is not required.  Upon your death, any death benefit will be paid to your designated beneficiary.

Additional Information

For  additional  information  about  federal tax law  requirements  applicable  to tax favored  plans,  see the IRA
Disclosure Statement.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable law or regulation to you at your last known address of record.  You should  therefore  give us prompt notice of any address  change.  We reserve the right,  to the extent permitted  by law  and  subject  to  your  prior  consent,  to  provide  any  prospectus,  prospectus  supplements, confirmations,  statements  and reports  required  by  applicable  law or  regulation  to you through our  Internet
Website at  http://www.americanskandia.prudential.com  or any other  electronic  means,  including  diskettes or CD
ROMs. We send a  confirmation  statement to you each time a transaction is made  affecting  Account Value,  such as making  additional  Purchase  Payments,  transfers,  exchanges or  withdrawals.  We also send quarterly  statements detailing the activity  affecting  your Annuity during the calendar  quarter.  We may confirm  regularly  scheduled transactions,  such as the Annual Maintenance Fee,  systematic  withdrawals  (including 72(t) payments and required minimum  distributions),  bank drafting,  dollar cost averaging,  and static rebalancing,  in quarterly  statements instead of confirming  them  immediately.  You should review the  information in these  statements  carefully.  You may request  additional  reports.  We reserve  the right to charge up to $50 for each such  additional  report.  We may also send an annual  report  and a  semi-annual  report  containing  applicable  financial  statements  for the
Separate  Account and the Portfolios,  as of December 31 and June 30,  respectively,  to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in
Connecticut  with  licenses in all 50 states,  the  District of Columbia  and Puerto  Rico.  American  Skandia is a
wholly-owned  subsidiary of American Skandia,  Inc. ("ASI"),  whose ultimate parent is Prudential  Financial,  Inc.
American  Skandia  markets  its  products to  broker-dealers  and  financial  planners  through an  internal  field marketing  staff. In addition,  American  Skandia markets  through and in conjunction  with financial  institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the business of issuing annuity and life insurance  products.  American  Skandia  currently offers the  following  products:  (a)  flexible  premium  deferred  annuities  and single  premium  fixed  deferred annuities  that are  registered  with the SEC; (b) certain other fixed  deferred  annuities that are not registered with the SEC; and (c) both fixed and variable immediate adjustable annuities.

Effective May 1, 2003,  Skandia U.S.  Inc., the sole  shareholder of ASI, which is the parent of American  Skandia, was purchased by Prudential Financial,  Inc. Prudential  Financial,  Inc. is a New Jersey insurance holding company whose  subsidiary  companies  serve  individual and  institutional  customers  worldwide and include The Prudential
Insurance  Company of America,  one of the largest life  insurance  companies in the U.S. These  companies  offer a variety of products  and  services,  including  life  insurance,  property and casualty  insurance,  mutual  funds, annuities,  pension and retirement related services and  administration,  asset management,  securities  brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company other than American Skandia has any legal  responsibility  to pay amounts that it owes under its annuity and variable life insurance  contracts.  However,  Prudential  Financial exercises  significant  influence over the operations and capital structure of American Skandia.

WHAT ARE SEPARATE ACCOUNTS?
The separate  accounts are where American  Skandia sets aside and invests the assets of some of our  annuities.  In the  accumulation  period,  assets  supporting  Account  Values of the  Annuities  are held in a  separate  account established  under  the  laws of the  State of  Connecticut.  We are the  legal  owner of  assets  in the  separate accounts.  In the payout period,  assets  supporting fixed annuity payments and any adjustable  annuity payments we make  available  are held in our  general  account.  Assets  supporting  variable  annuity  payment  options may be invested in our separate  accounts.  Income,  gains and losses from assets allocated to these separate accounts are credited to or charged  against each such  separate  account  without  regard to other  income,  gains or losses of
American  Skandia or of any other of our  separate  accounts.  These  assets may only be charged  with  liabilities which  arise  from the  Annuities  issued  by  American  Skandia.  The  amount of our  obligation  in  relation  to allocations  to the  Sub-accounts  is  based on the  investment  performance  of such  Sub-accounts.  However,  the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in Sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B, also referred to as "Separate  Account B".  Separate  Account B was established by us pursuant to Connecticut law on November 25,
1987.  Separate  Account B also holds assets of other  annuities  issued by us with values and  benefits  that vary according to the investment performance of Separate Account B.

Separate  Account B consists of multiple  Sub-accounts.  Each  Sub-account  invests only in a single mutual fund or mutual  fund  portfolio.  The  name  of each  Sub-account  generally  corresponds  to the  name  of the  underlying
Portfolio.  Each  Sub-account  in  Separate  Account  B may have  several  different  Unit  Prices to  reflect  the
Insurance  Charge  and the  charges  for any  optional  benefits  that are  offered  under this  Annuity  and other annuities  issued by us  through  Separate  Account  B.  Separate  Account B is  registered  with the SEC under the
Investment  Company  Act of  1940  ("Investment  Company  Act")  as a unit  investment  trust,  which  is a type of investment company.  The SEC does not supervise  investment  policies,  management or practices of Separate Account
B.

Prior to November 18,  2002,  Separate  Account B was  organized as a single  separate  account with six  different
Sub-account  classes,  each of which was  registered  as a distinct  unit  investment  trust  under the  Investment
Company Act.  Effective  November 18, 2002 each Sub-account  class of Separate Account B was consolidated  into the unit  investment  trust formerly named American  Skandia Life  Assurance  Corporation  Variable  Account B (Class 1
Sub-accounts),  which was  subsequently  renamed American  Skandia Life Assurance  Corporation  Variable Account B.
Each  Sub-account  of Separate  Account B has multiple  Unit Prices to reflect the daily  charge  deducted for each combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional  benefit  offered  under  Annuity  contracts  funded  through  Separate  Account B. The  consolidation  of
Separate Account B had no impact on Annuity Owners.

We  reserve  the  right  to  make  changes  to  the  Sub-accounts  available  under  the  Annuity  as we  determine appropriate.  We may  offer  new  Sub-accounts,  eliminate  Sub-accounts,  or  combine  Sub-accounts  at  our  sole discretion.  We may also close  Sub-accounts  to  additional  Purchase  Payments on existing  Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after  specified  dates.  We may also  substitute an underlying mutual fund or  portfolio  of an  underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the
Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits  based on  allocations to the  Sub-accounts  will vary with the  investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not guarantee the  investment  results of any
Sub-account.  Your Account  Value  allocated  to the  Sub-accounts  may  increase or decrease.  You bear the entire investment  risk.  There is no assurance  that the Account  Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the accumulation  period,  assets supporting our obligations based on Fixed Allocations are held in American
Skandia  Life  Assurance  Corporation  Separate  Account  D,  also  referred  to  as  "Separate  Account  D".  Such obligations  are based on the fixed interest rates we credit to Fixed  Allocations  and the terms of the Annuities.
These  obligations  do not depend on the  investment  performance  of the assets in  Separate  Account D.  Separate
Account D was established by us pursuant to Connecticut law.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An
Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the investment  gain or loss on assets  maintained  in Separate  Account D. Such gain or loss accrues  solely to us. We retain  the risk that the  value of the  assets  in  Separate  Account  D may drop  below  the  reserves  and other liabilities  we must  maintain.  Should the value of the assets in  Separate  Account D drop below the  reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets, we will transfer assets from our general  account to  Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain assets in Separate Account D supporting a number of annuities we offer.

We currently  employ  investment  managers to manage the assets  maintained in Separate  Account D. Each manager we employ is responsible  for investment  management of a different  portion of Separate  Account D. From time to time additional  investment  managers may be employed or investment  managers may cease being employed.  We are under no obligation to employ or continue to employ any investment  manager(s) and have sole  discretion over the investment managers we retain.

We are not  obligated  to invest  according  to  specific  guidelines  or  strategies  except as may be required by
Connecticut and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each  underlying  mutual fund is  registered as an open-end  management  investment  company  under the  Investment
Company Act.  Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance companies  offering  variable  annuity and variable life insurance  products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the  underlying  mutual funds in which the  Sub-accounts  invest.  However, under SEC rules,  you have  voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an underlying  mutual fund portfolio  requests a vote of  shareholders,  we will vote our shares based on instructions received  from Owners with Account  Value  allocated to that  Sub-account.  Owners have the right to vote an amount equal to the  number of shares  attributable  to their  contracts.  If we do not  receive  voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and  proportion  as the shares for which we have  received  instructions.  We will furnish  those Owners who have Account  Value  allocated to a Sub-account whose  underlying  mutual fund portfolio has requested a "proxy" vote with proxy  materials and the necessary forms to  provide us with their  voting  instructions.  Generally,  you will be asked to provide  instructions  for us to vote on matters  such as changes in a  fundamental  investment  strategy,  adoption  of a new  investment  advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its co-investment  advisers,  American Skandia Investment Services,  Incorporated  ("ASISI") and Prudential
Investments  LLC,  subject  to  approval  by the Board of  Trustees  of the  Trust,  to change  sub-advisors  for a
Portfolio and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.
This  exemption  (which is similar to  exemptions  granted to other  investment  companies  that are organized in a similar  manner  as the  Trust)  is  intended  to  facilitate  the  efficient  supervision  and  management  of the sub-advisors  by ASISI,  Prudential  Investments  LLC and the Trustees.  The Trust is required,  under the terms of the exemption,  to provide  certain  information to shareholders  following these types of changes.  We may add new
Sub-accounts  that invest in a series of  underlying  funds  other than the Trust that is managed by an  affiliate.
Such  series of funds may have a similar  order  from the SEC.  You also  should  review the  prospectuses  for the other  underlying funds in which various  Sub-accounts  invest as to whether they have obtained similar orders from the SEC.

Material Conflicts
It is possible  that  differences  may occur  between  companies  that offer  shares of an  underlying  mutual fund portfolio to their  respective  separate  accounts  issuing  variable  annuities  and/or  variable  life  insurance products.  Differences may also occur  surrounding the offering of an underlying  mutual fund portfolio to variable life  insurance  policies  and  variable  annuity  contracts  that we offer.  Under  certain  circumstances,  these differences  could be considered  "material  conflicts,"  in which case we would take  necessary  action to protect persons with voting  rights under our variable  annuity  contracts  and variable life  insurance  policies  against persons  with  voting  rights  under  other  insurance  companies'  variable  insurance  products.  If a  "material conflict" were to arise between owners of variable  annuity  contracts and variable life insurance  policies issued by us we would take  necessary  action to treat  such  persons  equitably  in  resolving  the  conflict.  "Material conflicts"  could arise due to  differences  in voting  instructions  between owners of variable life insurance and variable annuity contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable to American Skandia
American  Skandia or our affiliates  have entered into  agreements  with the  investment  adviser or distributor of many of the underlying Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and  support  services to the  Portfolios  for which it  receives a fee of up to 0.50%  (currently)  of the average assets  allocated to the Portfolios  under the Annuity from the investment  adviser,  distributor  and/or the fund.
Any fees payable will be  consistent  with the services  rendered or the expected cost savings  resulting  from the arrangement.  These  agreements may be different for each  underlying  mutual fund whose  portfolios are offered as
Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American Skandia,  Inc., is the distributor  and  principal  underwriter  of the  securities  offered  through  this  prospectus.  ASM  acts as the distributor  of a number of annuity and life insurance  products we offer and  co-distributor  of American  Skandia
Trust and American  Skandia Advisor Funds,  Inc., a family of retail mutual funds.  ASM also acts as an introducing broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios of American  Skandia  Trust which are offered as underlying  investment  options under the Annuity.

ASM's  principal  business  address is One  Corporate  Drive,  Shelton,  Connecticut  06484.  ASM is  registered as broker-dealer  under  the  Securities  Exchange  Act of 1934  ("Exchange  Act")  and is a  member  of the  National
Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  broker-dealers  who are  registered  under  the  Exchange  Act and with  entities  that may  offer  the  Annuity  but are  exempt  from registration  ("firms").  Applications  for the  Annuity  are  solicited  by  registered  representatives  of those firms.  Such  representatives  will also be our appointed  insurance agents under state insurance law. In addition,
ASM may offer the Annuity directly to potential purchasers.

Commissions  are paid to  firms  on  sales  of the  Annuity  according  to one or more  schedules.  The  individual representative  will  receive  a  portion  of the  compensation,  depending  on the  practice  of his or her  firm.
Commissions  are generally  based on a percentage of Purchase  Payments made, up to a maximum of 4.0%.  Alternative compensation  schedules are available  that provide a lower initial  commission  plus ongoing  annual  compensation based on all or a  portion  of  Account  Value.  We may also  provide  compensation  to the  distributing  firm for providing  ongoing service to you in relation to the Annuity.  Commissions and other  compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In  addition,  in an effort to promote  the sale of our  products  (which may  include  the  placement  of American
Skandia  and/or the Annuity on a  preferred  or  recommended  company or product  list and/or  access to the firm's registered  representatives),  we or ASM may enter into compensation  arrangements with certain broker-dealer firms or  branches  of such firms with  respect to certain or all  registered  representatives  of such firms under which such firms may  receive  separate  compensation  or  reimbursement  for,  among  other  things,  training  of sales personnel  and/or marketing and/or  administrative  and/or other services they provide to us or our affiliates.  To the  extent  permitted  by NASD  rules  and  other  applicable  laws and  regulations,  ASM may pay or allow  other promotional  incentives or payments in the form of cash or non-cash  compensation.  These  arrangements  may not be offered to all firms and the terms of such  arrangements  may differ between firms.  You should note that firms and individual  registered  representatives  and  branch  managers  within  some  firms  participating  in one of these compensation  arrangements might receive greater  compensation for selling the Annuity than for selling a different annuity  that is not eligible for these  compensation  arrangements.  While  compensation  is generally  taken into account as an expense in considering the charges  applicable to an annuity product,  any such  compensation will be paid  by us or ASM  and  will  not  result  in any  additional  charge  to you.  Overall  compensation  paid to the distributing  firm does not exceed,  based on actuarial  assumptions,  8.5% of the total  Purchase  Payments  made.
Your registered  representative  can provide you with more  information  about the compensation  arrangements  that apply upon the sale of the Annuity.

Advertising:  We may advertise  certain  information  regarding the  performance  of the investment  options.  This information may help you review the  performance of the investment  options and provide a basis for comparison with other  annuities.  This  information  may be less useful when comparing the  performance of the investment  options with other  savings or  investment  vehicles.  Such other  investments  may not  provide  some of the  benefits  of annuities,  or may not be designed for  long-term  investment  purposes.  Additionally  other savings or investment vehicles may not receive the beneficial tax treatment given to annuities under the Code.

We may advertise the  performance  of the  Portfolios in the form of "Standard"  and  "Non-standard"  Total Returns calculated for each  Sub-account.  "Standard  Total Return"  figures assume a  hypothetical  initial  investment of
$1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total Return" figures assume that the applicable  Insurance  Charge and the Annual  Maintenance  Fee are deducted and that the Annuity is surrendered at the end of the  applicable  period,  meaning  that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also deducted.  "Non-standard  Total Return" figures include any performance  figures that do not meet the SEC's rules for  Standard  Total  Returns.  Non-standard  Total  Returns are  calculated  in the same manner as standardized  returns  except  that the  figures may not reflect  all fees and  charges.  In  particular,  they may assume no  surrender  at the end of the  applicable  period so that the CDSC does not  apply.  "Non-standard  Total
Returns"  may also assume that the Annual  Maintenance  Fee does not apply due to the average  Account  Value being greater than $100,000,  where the charge is waived.  Standard and  Non-standard  Total Returns will not reflect the additional  asset-based  charges  that are deducted  when you elect any  optional  benefits.  The  additional  cost associated with any optional  benefits you elected will reduce your  performance.  Non-Standard  Total Returns must be accompanied by Standard Total Returns.

Some of the  underlying  Portfolios  existed prior to the inception of these  Sub-accounts.  Performance  quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial  offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such  hypothetical  historical  performance is calculated using the same assumptions  employed in calculating  actual  performance  since inception of the  Sub-accounts.  Hypothetical historical  performance  of the  underlying  Portfolios  prior to the  existence  of the  Sub-accounts  may only be presented as Non-Standard Total Returns.

We may advertise the performance of money  market-type  Sub-accounts  using a measure of the "current and effective yield".  The current  yield of a money  market-type  Sub-account  is calculated  based upon the previous  seven-day period ending on the date of  calculation.  The effective  yield of a money  market-type  Sub-account  reflects the reinvestment  of net income  earned daily on the assets of such a  Sub-account.  The current and  effective  yields reflect  the  Insurance  Charge and the charge for any  optional  benefits  (if  applicable)  deducted  against the
Sub-account.  In a low interest rate  environment,  yields for money market-type  Sub-accounts,  after deduction of the Insurance  Charge,  and the charge for any optional  benefits (if  applicable)  may be negative even though the yield (before  deducting for such charges) is positive.  Current and effective  yield  information  will fluctuate.
This information may not provide a basis for comparisons with deposits in banks or other  institutions  which pay a fixed yield over a stated  period of time, or with  investment  companies  which do not serve as underlying  mutual funds  for  variable  annuities  and/or do not have  additional  asset-based  charges  deducted  for the  insurance protection provided by the Annuity.

Performance  information  on the  Sub-accounts  is  based on past  performance  only  and is not an  indication  or representation  of future  performance.  Performance of the  Sub-accounts  is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the  maturities  of the  investments  held by the underlying  mutual funds or portfolios  and upon  prevailing  market  conditions and the response of the underlying mutual  funds  to such  conditions.  Actual  performance  will  also  depend  on  changes  in the  expenses  of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying  mutual fund or portfolio.  In addition,  the total amount of asset-based  charges assessed against each Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are  crediting to new Fixed  Allocations.  Information  on current  rates will be as of the date  specified in such advertisement.  Rates will be included in  advertisements  to the extent  permitted  by law.  Given that the actual rates  applicable  to any Fixed  Allocation  are as of the date of any such  Fixed  Allocation's  Guarantee  Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance  of our  Sub-accounts  with: (a) certain  unmanaged market  indices,  including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the
NASDAQ 100, the Shearson Lehman Bond Index, the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley Capital
International Index of Europe,  Asia and Far East Funds, and the Morgan Stanley Capital  International World Index;
and/or (b) other  management  investment  companies  with  investment  objectives  similar  to the  mutual  fund or portfolio  underlying  the  Sub-accounts  being  compared.  This may include the  performance  ranking  assigned by various  publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune,  Money,  Barron's,
Business Week, USA Today and statistical  services,  including but not limited to Lipper Analytical Services Mutual
Funds  Survey,  Lipper  Annuity  and Closed End Survey,  the  Variable  Annuity  Research  Data  Survey,  SEI,  the
Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial ratings  services.  Such rankings may help you in  evaluating  our ability to meet our  obligations  in relation to
Fixed  Allocations,  pay minimum death benefits,  pay annuity payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
American  Skandia  publishes  annual and  quarterly  reports  that are filed with the SEC.  These  reports  contain financial  information  about  American  Skandia  that is annually  audited by  independent  accountants.  American
Skandia's  annual report for the year ended  December 31, 2003,  together  with  subsequent  periodic  reports that
American  Skandia files with the SEC, are  incorporated by reference into this  prospectus.  You can obtain copies, at no  cost,  of any and all of  this  information,  including  the  American  Skandia  annual  report  that is not ordinarily mailed to contract owners,  the more current reports and any subsequently  filed documents at no cost by contacting us at American  Skandia - Variable  Annuities;  P.O. Box 7040;  Bridgeport,  CT  06601-7040  (Telephone:
203-926-1888).  The SEC file number for  American  Skandia is  33-44202.  You may read and copy any filings made by
American  Skandia  with  the  SEC at the  SEC's  Public  Reference  Room  at 450  Fifth  Street,  Washington,  D.C.
20549-0102.  You can obtain  information on the operation of the Public  Reference Room by calling (202)  942-8090.
The SEC maintains an Internet site that contains reports, proxy and information  statements,  and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.
                                                           ------------------

FINANCIAL STATEMENTS
The financial  statements of the separate account and American  Skandia Life Assurance  Corporation are included in the Statement of Additional Information.

HOW TO CONTACT US
You can contact us by:
|X|      calling our Customer Service Team at 1-800-680-8920 or Skandia's  automated  telephone  response system at
       1-800-766-4530.

|X|      writing to us via regular mail at American Skandia - Variable  Annuities,  Attention:  Stagecoach Annuity,
       P.O.  Box 7040,  Bridgeport,  Connecticut  06601-7040  OR for  express  mail  American  Skandia  -  Variable
       Annuities,  Attention:  Stagecoach Annuity, One Corporate Drive,  Shelton,  Connecticut 06484. NOTE: Failure
       to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending    an   email   to    service@prudential.com    or    visiting    our    Internet    Website    at
       www.americanskandia.prudential.com.
|X|      accessing     information     about    your     Annuity     through     our     Internet     Website    at
       www.americanskandia.prudential.com.

You   can    obtain    account    information    by    calling    our    automated    response    system   and   at
www.americanskandia.prudential.com,   our  Internet  Website.   Our  Customer  Service   representatives  are  also
available  during  business  hours to provide you with  information  about your  account.  You can request  certain transactions  through our telephone  voice  response  system,  our Internet  Website or through a customer  service representative.  You can provide authorization for a third party,  including your attorney-in-fact  acting pursuant to a power of attorney,  to access your account information and perform certain  transactions on your account.  You will need to complete a form  provided by us which  identifies  those  transactions  that you wish to authorize via telephonic  and  electronic  means  and  whether  you  wish  to  authorize  a  third  party  to  perform  any  such transactions.  Please note that unless you tell us otherwise,  we deem that all  transactions  that are directed by your  investment  professional  with respect to your Annuity  have been  authorized  by you. We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your  Annuity or you may  establish  or change your PIN by calling our  automated  response  system and at
www.americanskandia.prudential.com,   our  Internet  Website.  Any  third  party  that  you  authorize  to  perform financial transactions on your account will be assigned a PIN for your account.

Transactions  requested  via telephone are  recorded.  To the extent  permitted by law, we will not be  responsible for any claims,  loss,  liability  or expense in  connection  with a  transaction  requested  by telephone or other electronic means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your Annuity using  verification  methods which may include a request for your Social  Security  number,  PIN or other form of  electronic  identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or express mail will be the only means by which we will accept transaction instructions when telephonic,  facsimile,  Internet or any other  electronic means are unavailable or delayed.  American Skandia reserves the right to limit,  restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the "Securities Act") may be
permitted to directors,  officers or persons controlling the registrant pursuant to the foregoing  provisions,  the registrant  has been  informed  that in the opinion of the SEC such  indemnification  is against  public  policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings outside of the  ordinary  course of  business.  American  Skandia and its  affiliates  are  involved in pending and threatened legal proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings will have a material adverse affect on the Separate Account,  or American  Skandia's ability to meet its obligations under the Annuity, or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Experts

Legal Experts

Financial Statements

                       APPENDIX A - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

Separate  Account B consists of multiple  Sub-accounts.  Each  Sub-account  invests only in a single mutual fund or mutual fund portfolio.  All or some of these  Sub-accounts  are available as investment  options for other variable annuities we offer pursuant to different prospectuses.

Unit Prices And Numbers Of Units:  The  following  table  shows:  (a) the Unit Price,  as of the dates  shown,  for
Units in each of the Sub-accounts of Separate  Account B that are being offered  pursuant to this  Prospectus;  and
(b) the number of Units  outstanding for each such  Sub-account as of the dates shown.  Since November 18, 2002, we have been  determining,  on a daily basis,  multiple  Unit Prices for each  Sub-account  of Separate  Account B. We compute multiple Unit Prices because several of our variable annuities invest in the same  Sub-accounts,  and these annuities  deduct  varying  charges  that  correspond  to each  combination  of the  applicable  Insurance  Charge,
Distribution  Charge (when  applicable)  and the charges for each optional  benefit.  Where an  asset-based  charge corresponding  to a  particular  Sub-account  within  a new  annuity  product  is  identical  to that  in the  same
Sub-account  within an  existing  annuity,  the Unit Price for the new  annuity  will be  identical  to that of the existing  annuity.  In such cases, we will for reference  purposes depict, in the condensed  financial  information for the new  annuity,  Unit Prices of the existing  annuity.  The year in which  operations  commenced in each such
Sub-account  is noted in  parentheses.  To the  extent  a  Sub-account  commenced  operations  during a  particular calendar  year,  the Unit  Price as of the end of the  period  reflects  only the  partial  year  results  from the commencement  of operations  until December 31st of the  applicable  year.  When a Unit Price was first  calculated for a  particular  Sub-account,  we set the price of that Unit at $10.00 per Unit.  Thereafter,  Unit  Prices  vary based on market  performance.  Unit Prices and Units are provided for Sub-accounts that commenced  operations prior to January 1, 2004.

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Wells Fargo Variable Trust - International
Equity (2000)
     With No Optional Benefits
     Unit Price                                          $12.71              -
     Number of Units                                     30,093              -
     With any one of GRO Plus, EBP or HAV
     Unit Price                                                              -
     Number of Units                                                         -
     With GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With any two of GRO Plus, EBP or HAV
     Unit Value                                                              -
     Number of Units                                                         -
     With any one of EBP or HAV and GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With HAV, EBP and GRO Plus
     Unit Price                                                              -
     Number of Units                                                         -
     With HAV, EBP and GMWB
     Unit Price                                                              -
     Number of Units                                                         -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Wells Fargo Variable Trust - Small Cap Growth
(1999)
     With No Optional Benefits
     Unit Price                                          $13.63           9.74
     Number of Units                                     27,988          2,121
     With any one of GRO Plus, EBP or HAV
     Unit Price                                                              -
     Number of Units                                                         -
     With GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                                              -
     Number of Units                                                         -
     With any one of EBP or HAV and GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With HAV, EBP and GRO Plus
     Unit Price                                                              -
     Number of Units                                                         -
     With HAV, EBP and GMWB
     Unit Price                                                              -
     Number of Units                                                         -
-------------------------------------------------- ------------- --------------
Wells Fargo Variable Trust - Growth (1994)
     With No Optional Benefits
     Unit Price                                          $11.65           9.59
     Number of Units                                      8,938          1,090
     With any one of GRO Plus, EBP or HAV
     Unit Price                                                              -
     Number of Units                                                         -
     With GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                                              -
     Number of Units                                                         -
     With any one of EBP or HAV and GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With HAV, EBP and GRO Plus
     Unit Price                                                              -
     Number of Units                                                         -
     With HAV, EBP and GMWB
     Unit Value                                                              -
     Number of Units                                                         -
-------------------------------------------------- ------------- --------------
Wells Fargo Variable Trust - Large Company
Growth (1999)
     With No Optional Benefits
     Unit Price                                          $11.63           9.36
     Number of Units                                     94,737          8,608
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.59              -
     Number of Units                                      1,333              -
     With GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                                              -
     Number of Units                                                         -
     With any one of EBP or HAV and GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With HAV, EBP and GRO Plus
     Unit Price                                                              -
     Number of Units                                                         -
     With HAV, EBP and GMWB
     Unit Value                                                              -
     Number of Units                                                         -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Wells Fargo Variable Trust - Equity Value (1998)
     With No Optional Benefits
     Unit Price                                          $12.32           9.97
     Number of Units                                     30,911            900
     With any one of GRO Plus, EBP or HAV
     Unit Price                                                              -
     Number of Units                                                         -
     With GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With any two of GRO Plus, EBP or HAV
     Unit Value                                                              -
     Number of Units                                                         -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.77              -
     Number of Units                                      2,290              -
     With HAV, EBP and GRO Plus
     Unit Price                                                              -
     Number of Units                                                         -
     With HAV, EBP and GMWB
     Unit Price                                                              -
     Number of Units                                                         -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Wells Fargo Variable Trust - Equity Income (1999)
     With No Optional Benefits
     Unit Price                                          $10.23           8.25
     Number of Units                                    314,757        196,720
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.26           9.90
     Number of Units                                    251,071         10,707
     With GMWB
     Unit Value                                          $12.25              -
     Number of Units                                      5,900              -
     With any two of GRO Plus, EBP or HAV
     Unit Value                                          $12.23           9.90
     Number of Units                                     15,983             91
     With any one of EBP or HAV and GMWB
     Unit Value                                          $15.29              -
     Number of Units                                     15,958              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Price                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Wells Fargo Variable Trust - Asset Allocation
(1994)
     With No Optional Benefits
     Unit Price                                          $11.79           9.82
     Number of Units                                     62,075          2,641
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.75              -
     Number of Units                                        701              -
     With GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With any two of GRO Plus, EBP or HAV
     Unit Value                                                              -
     Number of Units                                                         -
     With any one of EBP or HAV and GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With HAV, EBP and GRO Plus
     Unit Price                                                              -
     Number of Units                                                         -
     With HAV, EBP and GMWB
     Unit Price                                                              -
     Number of Units                                                         -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Wells Fargo Variable Trust - Total Return Bond 1
(1999)
     With No Optional Benefits
     Unit Price                                          $10.89          10.21
     Number of Units                                     29,473             74
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $10.86              -
     Number of Units                                         89              -
     With GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With any two of GRO Plus, EBP or HAV
     Unit Value                                                              -
     Number of Units                                                         -
     With any one of EBP or HAV and GMWB
     Unit Value                                                              -
     Number of Units                                                         -
     With HAV, EBP and GRO Plus
     Unit Price                                                              -
     Number of Units                                                         -
     With HAV, EBP and GMWB
     Unit Price                                                              -
     Number of Units                                                         -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Strong International Equity 2 (1989)
     With No Optional Benefits
     Unit Price                                          $11.00           8.56
     Number of Units                                  2,415,394      2,569,506
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.75           9.95
     Number of Units                                    936,678         90,759
     With GMWB
     Unit Value                                          $12.74              -
     Number of Units                                     17,098              -
     With any two of GRO Plus, EBP or HAV
     Unit Value                                          $12.72           9.95
     Number of Units                                    141,470          6,047
     With any one of EBP or HAV and GMWB
     Unit Value                                           $6.87              -
     Number of Units                                    400,112              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.68              -
     Number of Units                                     13,590              -
     With HAV, EBP and GMWB
     Unit Price                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST William Blair International Growth 3(1997)
     With No Optional Benefits
     Unit Price                                          $13.39           9.72
     Number of Units                                  5,547,558        835,523
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.35           9.72
     Number of Units                                  6,498,151         78,368
     With GMWB
     Unit Value                                          $13.34              -
     Number of Units                                    103,740              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.32           9.71
     Number of Units                                  1,009,679          5,178
     With any one of EBP or HAV and GMWB
     Unit Value                                          $13.86              -
     Number of Units                                     29,434              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.28              -
     Number of Units                                     32,626              -
     With HAV, EBP and GMWB
     Unit Price                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST American Century International Growth 4
(1997)
     With No Optional Benefits
     Unit Price                                          $10.48           8.52
     Number of Units                                  2,537,977      2,252,674
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.88           9.69
     Number of Units                                    912,335        116,123
     With GMWB
     Unit Value                                          $11.87              -
     Number of Units                                        810              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.85           9.69
     Number of Units                                    108,175          1,896
     With any one of EBP or HAV and GMWB
     Unit Value                                           $6.68              -
     Number of Units                                    312,768              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.82              -
     Number of Units                                      1,100              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
AST DeAM International Equity 5 (1994)
     With No Optional Benefits
     Unit Price                                          $10.79           8.19
     Number of Units                                  1,201,268        269,995
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.86           9.79
     Number of Units                                    368,945         22,770
     With GMWB
     Unit Value                                          $12.85              -
     Number of Units                                      5,504              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.82              -
     Number of Units                                     24,374              -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $5.65              -
     Number of Units                                     72,406              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.79              -
     Number of Units                                      1,767              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST MFS Global Equity (1999)
     With No Optional Benefits
     Unit Price                                          $11.30           9.04
     Number of Units                                  1,393,001        969,509
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.31           9.87
     Number of Units                                    916,888         32,306
     With GMWB
     Unit Value                                          $12.29              -
     Number of Units                                      4,306              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.27              -
     Number of Units                                     62,490              -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.06              -
     Number of Units                                    308,725              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.24              -
     Number of Units                                      6,069              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST PBHG Small-Cap Growth 6 (1994)
     With No Optional Benefits
     Unit Price                                           $9.89           6.92
     Number of Units                                  3,292,593      1,970,250
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.50           9.48
     Number of Units                                  1,059,046         47,261
     With GMWB
     Unit Value                                          $13.49              -
     Number of Units                                      9,676              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.46           9.47
     Number of Units                                    138,936          6,595
     With any one of EBP or HAV and GMWB
     Unit Value                                          $16.82              -
     Number of Units                                     64,850              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.43              -
     Number of Units                                      4,691              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
AST DeAM Small-Cap Growth 7 (1999)
     With No Optional Benefits
     Unit Price                                          $11.13           7.67
     Number of Units                                  1,682,193        639,695
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $14.06           9.71
     Number of Units                                    480,221         12,122
     With GMWB
     Unit Value                                          $14.05              -
     Number of Units                                      1,850              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $14.02           9.71
     Number of Units                                     89,708          1,728
     With any one of EBP or HAV and GMWB
     Unit Value                                           $6.61              -
     Number of Units                                    131,605              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.98              -
     Number of Units                                      3,753              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Federated Aggressive Growth (2000)
     With No Optional Benefits
     Unit Price                                          $12.74           7.64
     Number of Units                                  3,085,373      1,255,415
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $16.40           9.86
     Number of Units                                  2,615,505         63,097
     With GMWB
     Unit Value                                          $16.38              -
     Number of Units                                     37,078              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $16.35           9.86
     Number of Units                                    362,906          4,107
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.06              -
     Number of Units                                     79,226              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $16.30              -
     Number of Units                                     20,181              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Gabelli Small-Cap Value 8 (1997)
     With No Optional Benefits
     Unit Price                                          $12.42           9.30
     Number of Units                                 10,183,346      6,141,523
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.43          10.08
     Number of Units                                  5,824,200        209,790
     With GMWB
     Unit Value                                          $13.41              -
     Number of Units                                    100,155              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.39          10.08
     Number of Units                                    767,455         17,411
     With any one of EBP or HAV and GMWB
     Unit Value                                          $13.95              -
     Number of Units                                    275,971              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.35              -
     Number of Units                                     34,978              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST DeAM Small-Cap Value (2002)
     With No Optional Benefits
     Unit Price                                          $10.81           7.66
     Number of Units                                  1,134,865        423,387
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $14.19          10.08
     Number of Units                                    434,509         11,686
     With GMWB
     Unit Value                                          $14.17              -
     Number of Units                                     10,756              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $14.15          10.08
     Number of Units                                     70,597          5,211
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.70              -
     Number of Units                                     22,847              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $14.11              -
     Number of Units                                        879              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
AST Goldman Sachs Mid-Cap Growth 9 (2000)
     With No Optional Benefits
     Unit Price                                          $10.31           7.97
     Number of Units                                  3,027,057      1,273,118
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.75           9.87
     Number of Units                                  2,379,820         66,279
     With GMWB
     Unit Value                                          $12.73              -
     Number of Units                                     37,400              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.71           9.87
     Number of Units                                    365,115          2,488
     With any one of EBP or HAV and GMWB
     Unit Value                                           $3.73              -
     Number of Units                                    175,708              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.68              -
     Number of Units                                     12,201              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Neuberger Berman Mid-Cap Growth 10 (1994)
     With No Optional Benefits
     Unit Price                                           $9.51           7.41
     Number of Units                                  3,415,318      2,175,250
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.18           9.51
     Number of Units                                  1,089,649         44,760
     With GMWB
     Unit Value                                          $12.17              -
     Number of Units                                     16,702              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.15           9.51
     Number of Units                                     96,879          1,311
     With any one of EBP or HAV and GMWB
     Unit Value                                           $6.01              -
     Number of Units                                    294,816              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.11              -
     Number of Units                                      5,407              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Neuberger Berman Mid-Cap Value 11 (1993)
     With No Optional Benefits
     Unit Price                                          $12.01           8.96
     Number of Units                                  8,530,129      5,118,558
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.34           9.98
     Number of Units                                  4,786,623        163,415
     With GMWB
     Unit Value                                          $13.33              -
     Number of Units                                     87,253              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.31           9.97
     Number of Units                                    610,598         10,745
     With any one of EBP or HAV and GMWB
     Unit Value                                          $13.32              -
     Number of Units                                    370,965              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.27              -
     Number of Units                                     21,843              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Alger All-Cap Growth (2000)
     With No Optional Benefits
     Unit Price                                           $9.07           6.80
     Number of Units                                  2,002,166        658,419
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.45           9.36
     Number of Units                                    636,548          6,409
     With GMWB
     Unit Value                                          $12.43              -
     Number of Units                                     10,356              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.41           9.36
     Number of Units                                    106,376          3,466
     With any one of EBP or HAV and GMWB
     Unit Value                                           $5.84              -
     Number of Units                                     87,326              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.38              -
     Number of Units                                      4,810              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Gabelli All-Cap Value (2000)
     With No Optional Benefits
     Unit Price                                          $10.91           8.17
     Number of Units                                  2,513,413      1,200,225
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.38          10.04
     Number of Units                                    727,500         28,449
     With GMWB
     Unit Value                                          $13.37              -
     Number of Units                                     12,627              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.35          10.04
     Number of Units                                    127,279             88
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.89              -
     Number of Units                                    166,080              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.31              -
     Number of Units                                      1,455              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST T. Rowe Price Natural Resources (1995)
     With No Optional Benefits
     Unit Price                                          $12.59           9.59
     Number of Units                                  2,011,627        724,670
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.67          10.44
     Number of Units                                    433,891          7,378
     With GMWB
     Unit Value                                          $13.66              -
     Number of Units                                     24,634              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.63          10.44
     Number of Units                                     77,245          5,472
     With any one of EBP or HAV and GMWB
     Unit Value                                          $11.23              -
     Number of Units                                      6,747              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.60              -
     Number of Units                                      1,035              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Alliance Growth 12 (1996)
     With No Optional Benefits
     Unit Price                                           $9.08           7.46
     Number of Units                                  2,098,873      1,869,353
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.34           9.34
     Number of Units                                    717,430         31,105
     With GMWB
     Unit Value                                          $11.32              -
     Number of Units                                      2,206              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.30           9.34
     Number of Units                                    114,477          3,975
     With any one of EBP or HAV and GMWB
     Unit Value                                           $5.72              -
     Number of Units                                    267,109              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.27              -
     Number of Units                                      8,067              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST MFS Growth (1999)
     With No Optional Benefits
     Unit Price                                           $9.16           7.58
     Number of Units                                  4,784,269      2,930,432
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.41           9.47
     Number of Units                                  2,222,614        134,574
     With GMWB
     Unit Value                                          $11.40              -
     Number of Units                                     18,900              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.38           9.46
     Number of Units                                    207,063          2,437
     With any one of EBP or HAV and GMWB
     Unit Value                                           $6.21              -
     Number of Units                                    262,995              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.35              -
     Number of Units                                     10,550              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Marsico Capital Growth (1997)
     With No Optional Benefits
     Unit Price                                          $10.78           8.32
     Number of Units                                 20,138,164     10,144,317
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.30           9.51
     Number of Units                                 14,975,841        457,013
     With GMWB
     Unit Value                                          $12.28              -
     Number of Units                                    215,988              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.26           9.51
     Number of Units                                  2,031,583         30,465
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.16              -
     Number of Units                                    925,591              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.23              -
     Number of Units                                     70,776              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Goldman Sachs Concentrated Growth 13 (1992)
     With No Optional Benefits
     Unit Price                                           $9.45           7.67
     Number of Units                                  2,053,023      1,349,939
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.63           9.46
     Number of Units                                    715,845         41,632
     With GMWB
     Unit Value                                          $11.61              -
     Number of Units                                     17,452              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.59              -
     Number of Units                                     49,620              -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $4.40              -
     Number of Units                                    395,905              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.56              -
     Number of Units                                        242              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST DeAm Large-Cap Growth (2002)
     With No Optional Benefits
     Unit Price                                           $9.95           7.65
     Number of Units                                    716,993        207,816
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.51           9.64
     Number of Units                                    516,012          9,837
     With GMWB
     Unit Value                                          $12.49              -
     Number of Units                                      3,246              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.47           9.64
     Number of Units                                    112,368          3,697
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.85              -
     Number of Units                                     56,053              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.44              -
     Number of Units                                      5,662              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST DeAm Large-Cap Value 14 (2000)
     With No Optional Benefits
     Unit Price                                          $10.78           8.66
     Number of Units                                  1,072,256        664,649
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.39           9.98
     Number of Units                                    583,969         18,250
     With GMWB
     Unit Value                                          $12.38              -
     Number of Units                                      9,674              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.36           9.97
     Number of Units                                     58,333          4,906
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.28              -
     Number of Units                                    137,247              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.32              -
     Number of Units                                      4,412              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Alliance/Bernstein Growth + Value (2001)
     With No Optional Benefits
     Unit Price                                           $9.91           7.99
     Number of Units                                  1,387,072        965,912
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.11           9.79
     Number of Units                                    667,395         11,345
     With GMWB
     Unit Value                                          $12.09              -
     Number of Units                                      5,118              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.07           9.79
     Number of Units                                    115,455            704
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.65              -
     Number of Units                                    154,955              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.04              -
     Number of Units                                      1,041              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Sanford Bernstein Core Value (2001)
     With No Optional Benefits
     Unit Price                                          $11.06           8.76
     Number of Units                                  3,621,862      6,005,922
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.69          10.08
     Number of Units                                  2,277,726        386,259
     With GMWB
     Unit Value                                          $12.67              -
     Number of Units                                     11,518              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.65          10.08
     Number of Units                                    328,567         30,510
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.62              -
     Number of Units                                    216,416              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.62              -
     Number of Units                                     10,893              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Cohen & Steers Realty (1998)
     With No Optional Benefits
     Unit Price                                          $13.63          10.08
     Number of Units                                  3,097,315      1,563,489
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.92          10.33
     Number of Units                                  1,376,696         41,098
     With GMWB
     Unit Value                                          $13.91              -
     Number of Units                                     13,615              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.88          10.32
     Number of Units                                    270,852          6,429
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.47              -
     Number of Units                                      8,884              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.84
     Number of Units                                      8,189
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Sanford Bernstein Managed Index 500 15 (1998)
     With No Optional Benefits
     Unit Price                                          $10.23           8.17
     Number of Units                                  5,442,511      3,662,406

     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.25           9.81
     Number of Units                                  2,209,334         79,915
     With GMWB
     Unit Value                                          $12.24              -
     Number of Units                                     16,957              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.22           9.81
     Number of Units                                    203,573            383
     With any one of EBP or HAV and GMWB
     Unit Value                                           $7.98              -
     Number of Units                                    293,662              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.18              -
     Number of Units                                      4,899              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST American Century Income & Growth 16 (1997)
     With No Optional Benefits
     Unit Price                                          $10.45           8.25
     Number of Units                                  2,115,438      1,751,136
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.50           9.89
     Number of Units                                    846,118         36,829
     With GMWB
     Unit Value                                          $12.48              -
     Number of Units                                      2,386              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.46           9.89
     Number of Units                                    124,008          8,874
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.22              -
     Number of Units                                    195,232              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.43              -
     Number of Units                                      4,612              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Alliance Growth and Income 17 (1992)
     With No Optional Benefits
     Unit Price                                          $10.50           8.06
     Number of Units                                 21,264,670      6,667,373
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.77           9.83
     Number of Units                                 13,386,166        165,588
     With GMWB
     Unit Value                                          $12.76              -
     Number of Units                                    187,011              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.74           9.83
     Number of Units                                  2,029,598          6,100
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.88              -
     Number of Units                                    976,756              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.70              -
     Number of Units                                     69,435              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST MFS Growth with Income (1999)
     With No Optional Benefits
     Unit Price                                           $9.69           8.09
     Number of Units                                  1,421,128      1,053,007
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.60           9.71
     Number of Units                                    556,083         17,242
     With GMWB
     Unit Value                                          $11.58              -
     Number of Units                                     11,154              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.56           9.71
     Number of Units                                     88,557            538
     With any one of EBP or HAV and GMWB
     Unit Value                                           $7.55              -
     Number of Units                                    105,608              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.53              -
     Number of Units                                        552              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST INVESCO Capital Income 18 (1994)
     With No Optional Benefits
     Unit Price                                           $9.83           8.34
     Number of Units                                  2,647,064      2,110,071
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.65           9.90
     Number of Units                                    651,074         30,714
     With GMWB
     Unit Value                                          $11.63              -
     Number of Units                                     21,961              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.61           9.90
     Number of Units                                     90,092          5,934
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.66              -
     Number of Units                                    347,275              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.58              -
     Number of Units                                        332              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST DeAM Global Allocation 19 (1993)
     With No Optional Benefits
     Unit Price                                          $10.24           8.71
     Number of Units                                    898,161        847,517
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.65           9.94
     Number of Units                                    155,865          3,088
     With GMWB
     Unit Value                                          $11.64              -
     Number of Units                                        483              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.62           9.93
     Number of Units                                     34,914             94
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.40              -
     Number of Units                                    303,295              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.58              -
     Number of Units                                      1,169              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST American Century Strategic Balanced (1997)
     With No Optional Benefits
     Unit Price                                          $10.69          $9.14
     Number of Units                                  2,045,205      1,126,058
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.62          $9.97
     Number of Units                                    930,516         15,835
     With GMWB
     Unit Value                                          $11.61              -
     Number of Units                                     18,977              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.59          $9.97
     Number of Units                                     58,741          2,760
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.46              -
     Number of Units                                    196,909              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.56              -
     Number of Units                                     11,783              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST T. Rowe Price Asset Allocation (1994)
     With No Optional Benefits
     Unit Price                                          $11.09           9.09
     Number of Units                                  2,243,566        921,329
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.12           9.96
     Number of Units                                    955,716         21,928
     With GMWB
     Unit Value                                          $12.11              -
     Number of Units                                     27,414              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.09           9.96
     Number of Units                                    160,339            150
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.48              -
     Number of Units                                      2,741              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.05              -
     Number of Units                                     31,706              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST T. Rowe Price Global Bond 20 (1994)
     With No Optional Benefits
     Unit Price                                          $12.59          11.34
     Number of Units                                  2,962,471      1,739,313
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.42          10.31
     Number of Units                                  1,827,606         36,822
     With GMWB
     Unit Value                                          $11.40              -
     Number of Units                                     24,361              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.38          10.31
     Number of Units                                    279,110          3,700
     With any one of EBP or HAV and GMWB
     Unit Value                                          $13.23              -
     Number of Units                                    148,319              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.35              -
     Number of Units                                     12,591              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Federated High Yield (1994)
     With No Optional Benefits
     Unit Price                                          $11.61           9.71
     Number of Units                                 12,201,163      5,592,940
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.24          10.26
     Number of Units                                  3,684,174         74,022
     With GMWB
     Unit Value                                          $12.23              -
     Number of Units                                     27,535              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.21          10.26
     Number of Units                                    379,114          6,524
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.60              -
     Number of Units                                    346,126              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.17              -
     Number of Units                                     28,237              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Lord Abbett Bond-Debenture (2000)
     With No Optional Benefits
     Unit Price                                          $11.61           9.94
     Number of Units                                  7,751,236      4,146,530
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.92          10.23
     Number of Units                                  4,628,945        162,571
     With GMWB
     Unit Value                                          $11.90              -
     Number of Units                                     42,593              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.88          10.23
     Number of Units                                    624,019          7,474
     With any one of EBP or HAV and GMWB
     Unit Value                                          $11.60              -
     Number of Units                                    423,485              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.85              -
     Number of Units                                     28,346              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST DeAM Bond (2002)
     With No Optional Benefits
     Unit Price                                          $10.87          10.65
     Number of Units                                    535,054        561,446
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $10.34          10.16
     Number of Units                                    209,384         12,055
     With GMWB
     Unit Value                                          $10.33              -
     Number of Units                                      6,981              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $10.31          10.15
     Number of Units                                     26,513            595
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.76              -
     Number of Units                                     58,096              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $10.28              -
     Number of Units                                      2,367              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST PIMCO Total Return Bond (1994)
     With No Optional Benefits
     Unit Price                                          $10.95          10.57
     Number of Units                                 26,287,388     20,544,075
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $10.51          10.17
     Number of Units                                 16,012,778        604,147
     With GMWB
     Unit Value                                          $10.49              -
     Number of Units                                    378,676              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $10.48          10.17
     Number of Units                                  2,192,336         36,236
     With any one of EBP or HAV and GMWB
     Unit Value                                          $12.76              -
     Number of Units                                  1,558,557              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $10.45              -
     Number of Units                                    119,982              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST PIMCO Limited Maturity Bond (1995)
     With No Optional Benefits
     Unit Price                                          $10.51          10.34
     Number of Units                                 15,242,856     11,274,642
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $10.22          10.08
     Number of Units                                  5,152,783        215,314
     With GMWB
     Unit Value                                          $10.21              -
     Number of Units                                     36,640              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $10.19          10.08
     Number of Units                                    636,860         80,547
     With any one of EBP or HAV and GMWB
     Unit Value                                          $11.65              -
     Number of Units                                    329,629              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $10.16              -
     Number of Units                                     35,430              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
AST Money Market (1992)
     With No Optional Benefits
     Unit Price                                           $9.86           9.96
     Number of Units                                 32,730,501     36,255,772
     With any one of GRO Plus, EBP or HAV
     Unit Price                                           $9.86           9.99
     Number of Units                                  7,176,983        999,737
     With GMWB
     Unit Value                                           $9.85              -
     Number of Units                                     81,304              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                           $9.83           9.99
     Number of Units                                  1,118,618         70,899
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.13              -
     Number of Units                                     35,505              -
     With HAV, EBP and GRO Plus
     Unit Price                                           $9.80              -
     Number of Units                                    149,705              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Gartmore Variable Investment Trust - GVIT
Developing Markets 21 (1996)
     With No Optional Benefits
     Unit Price                                          $13.60           8.66
     Number of Units                                  1,763,660        283,466
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $15.56           9.93
     Number of Units                                    415,864         21,816
     With GMWB
     Unit Value                                          $15.54              -
     Number of Units                                     12,503              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $15.52           9.93
     Number of Units                                     44,993            442
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.88              -
     Number of Units                                        843              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $15.47              -
     Number of Units                                      1,871              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
INVESCO VIF - Dynamics (1999)
     With No Optional Benefits
     Unit Price                                           $9.61           7.09
     Number of Units                                    889,464        543,762
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.12           9.70
     Number of Units                                    634,308         32,635
     With GMWB
     Unit Value                                          $13.11              -
     Number of Units                                      4,848              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.08           9.70
     Number of Units                                     38,518            576
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.05              -
     Number of Units                                      3,083              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
INVESCO VIF - Technology (1999)
     With No Optional Benefits
     Unit Price                                           $7.87           5.50
     Number of Units                                    578,651        293,307
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.35              -
     Number of Units                                      3,695              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
INVESCO VIF - Health Sciences (1999)
     With No Optional Benefits
     Unit Price                                          $10.05           8.00
     Number of Units                                    698,364        475,873
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.93           9.51
     Number of Units                                    381,478          5,444
     With GMWB
     Unit Value                                          $11.91              -
     Number of Units                                      2,077              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.89           9.51
     Number of Units                                     55,867            140
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.85              -
     Number of Units                                      1,330              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
INVESCO VIF - Financial Services (1999)
     With No Optional Benefits
     Unit Price                                          $11.17           8.76
     Number of Units                                    607,265        366,258
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.61           9.92
     Number of Units                                    200,360          1,897
     With GMWB
     Unit Value                                          $12.60              -
     Number of Units                                     20,268              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.58           9.92
     Number of Units                                     50,250            141
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.46              -
     Number of Units                                      1,378              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.54              -
     Number of Units                                        751              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
INVESCO VIF - Telecommunications (1999)
     With No Optional Benefits
     Unit Price                                           $7.63           5.78
     Number of Units                                    191,663         94,004
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.42           9.43
     Number of Units                                     68,278            770
     With GMWB
     Unit Value                                          $12.41              -
     Number of Units                                      1,742              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.39           9.42
     Number of Units                                      8,279            454
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Evergreen VA - International Equity 22 (1999)
     With No Optional Benefits
     Unit Price                                          $11.65           8.15
     Number of Units                                    189,143        113,389
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.78           9.67
     Number of Units                                     76,749          3,669
     With GMWB
     Unit Value                                          $10.45              -
     Number of Units                                        827              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.74              -
     Number of Units                                      6,492              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.64              -
     Number of Units                                     81,555              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.71              -
     Number of Units                                      1,395              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Evergreen VA - Special Equity (1999)
     With No Optional Benefits
     Unit Price                                          $11.12           7.44
     Number of Units                                    815,621        127,728
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $14.69           9.85
     Number of Units                                    293,794         12,520
     With GMWB
     Unit Value                                          $14.67              -
     Number of Units                                      3,620              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $14.65           9.85
     Number of Units                                     58,548            533
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.83              -
     Number of Units                                     23,503              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Evergreen VA - Omega (2000)
     With No Optional Benefits
     Unit Price                                          $10.71           7.78
     Number of Units                                    404,789         39,943
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.21              -
     Number of Units                                     56,002              -
     With GMWB
     Unit Value                                          $13.19              -
     Number of Units                                        283              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.17              -
     Number of Units                                     25,003              -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $8.97              -
     Number of Units                                     19,658              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.13              -
     Number of Units                                      1,855              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Europe 30 (1999)
     With No Optional Benefits
     Unit Price                                          $10.83           7.93
     Number of Units                                  2,116,400        292,396
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.20           9.70
     Number of Units                                    158,208          2,625
     With GMWB
     Unit Value                                          $13.18              -
     Number of Units                                     13,365              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.16              -
     Number of Units                                     40,636              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $11.09              -
     Number of Units                                      3,060              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Asia 30 (2002)
     With No Optional Benefits
     Unit Price                                          $12.57           7.75
     Number of Units                                    942,605        281,993
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $15.96           9.86
     Number of Units                                    131,276          6,995
     With GMWB
     Unit Value                                          $15.94              -
     Number of Units                                     10,432              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $15.91              -
     Number of Units                                     33,050              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.43              -
     Number of Units                                      1,873              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Japan (2002)
     With No Optional Benefits
     Unit Price                                           $9.03           7.24
     Number of Units                                    426,718         65,845
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.70          10.21
     Number of Units                                     76,553            351
     With GMWB
     Unit Value                                          $12.69              -
     Number of Units                                      1,883              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.67              -
     Number of Units                                     10,769              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Banks (2002)
     With No Optional Benefits
     Unit Price                                          $10.90           8.56
     Number of Units                                     93,067        101,136
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.86          10.13
     Number of Units                                     34,962          3,422
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.83              -
     Number of Units                                      6,833              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.79              -
     Number of Units                                      1,039              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Basic Materials (2002)
     With No Optional Benefits
     Unit Price                                          $10.95           8.46
     Number of Units                                  1,512,864         76,331
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.35          10.34
     Number of Units                                    100,189             12
     With GMWB
     Unit Value                                          $13.33              -
     Number of Units                                      8,054              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.31              -
     Number of Units                                     15,986              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Biotechnology (2001)
     With No Optional Benefits
     Unit Price                                           $9.75           7.09
     Number of Units                                    208,971        130,082
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.53              -
     Number of Units                                        847              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Consumer Cyclical (2002)
     With No Optional Benefits
     Unit Price                                           $9.04           7.25
     Number of Units                                    136,269        128,022
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.66           9.37
     Number of Units                                     30,700          2,426
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.62              -
     Number of Units                                      5,655              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.59              -
     Number of Units                                      3,817              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Consumer Non-Cyclical (2002)
     With No Optional Benefits
     Unit Price                                           $9.64           8.28
     Number of Units                                     58,425        148,446
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.51           9.90
     Number of Units                                     12,720          2,303
     With GMWB
     Unit Value                                          $11.49              -
     Number of Units                                        954              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.67              -
     Number of Units                                      4,737              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Energy (2001)
     With No Optional Benefits
     Unit Price                                          $10.48           8.71
     Number of Units                                  1,225,844        299,833
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.14          10.12
     Number of Units                                    114,553          1,660
     With GMWB
     Unit Value                                          $12.12              -
     Number of Units                                      4,007              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.10              -
     Number of Units                                     25,623              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.07              -
     Number of Units                                      2,434              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Financial (2001)
     With No Optional Benefits
     Unit Price                                          $11.23           8.85
     Number of Units                                    398,159        221,377
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.45           9.84
     Number of Units                                    134,420          2,066
     With GMWB
     Unit Value                                          $12.44              -
     Number of Units                                      1,060              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.42              -
     Number of Units                                     27,402              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Healthcare (2001)
     With No Optional Benefits
     Unit Price                                           $9.17           7.94
     Number of Units                                    707,449        388,508
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $11.05           9.59
     Number of Units                                    244,228          6,831
     With GMWB
     Unit Value                                          $11.04              -
     Number of Units                                      1,969              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.02              -
     Number of Units                                     56,392              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $10.99              -
     Number of Units                                      2,123              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Industrial (2002)
     With No Optional Benefits
     Unit Price                                          $10.01           7.93
     Number of Units                                    318,339         12,642
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.85              -
     Number of Units                                     20,601              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.81              -
     Number of Units                                      4,507              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Internet (2002)
     With No Optional Benefits
     Unit Price                                          $15.00           8.57
     Number of Units                                    206,876        306,572
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $16.67              -
     Number of Units                                      1,210              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Pharmaceuticals (2002)
     With No Optional Benefits
     Unit Price                                           $8.89           8.56
     Number of Units                                    266,978        136,559
     With any one of GRO Plus, EBP or HAV
     Unit Price                                           $9.97           9.63
     Number of Units                                     77,105          2,545
     With GMWB
     Unit Value                                           $9.96              -
     Number of Units                                      2,871              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                           $9.94              -
     Number of Units                                      6,346              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                           $9.91              -
     Number of Units                                      1,646              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Precious Metals (2002)
     With No Optional Benefits
     Unit Price                                          $13.29           9.70
     Number of Units                                  1,329,806      1,175,651
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $15.44          11.30
     Number of Units                                    390,896         19,964
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $15.39              -
     Number of Units                                     44,664              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $15.35              -
     Number of Units                                      1,458              -
     With HAV, EBP and GMWB
     Unit Value                                          $11.55              -
     Number of Units                                     23,284              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Real Estate (2001)
     With No Optional Benefits
     Unit Price                                          $12.91           9.86
     Number of Units                                    462,906        441,318
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.33          10.20
     Number of Units                                    136,941         12,789
     With GMWB
     Unit Value                                          $13.31              -
     Number of Units                                      3,835              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.29              -
     Number of Units                                     32,970              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP -Semiconductor (2002)
     With No Optional Benefits
     Unit Price                                           $9.51           5.14
     Number of Units                                    423,958         93,241
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $15.93              -
     Number of Units                                      3,475              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Technology (2001)
     With No Optional Benefits
     Unit Price                                           $8.66           6.03
     Number of Units                                    497,972        254,131
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.30              -
     Number of Units                                      6,845              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Telecommunications (2001)
     With No Optional Benefits
     Unit Price                                           $7.21           7.15
     Number of Units                                    398,350        272,408
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $10.08          10.03
     Number of Units                                     47,283          3,642
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $10.05              -
     Number of Units                                     13,783              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Utilities (2001)
     With No Optional Benefits
     Unit Price                                           $9.34           7.83
     Number of Units                                    618,427        521,419
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.63          10.61
     Number of Units                                     93,690          8,871
     With GMWB
     Unit Value                                          $12.62              -
     Number of Units                                      8,137              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.60              -
     Number of Units                                     10,588              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Bull (2002)
     With No Optional Benefits
     Unit Price                                           $9.84           7.97
     Number of Units                                  3,563,562        954,792
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.01           9.75
     Number of Units                                    708,248         10,297
     With GMWB
     Unit Value                                          $12.00              -
     Number of Units                                      1,179              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $11.98           9.75
     Number of Units                                     58,349            400
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.58              -
     Number of Units                                        427              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $11.94              -
     Number of Units                                     10,714              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Bear (2001)
     With No Optional Benefits
     Unit Price                                           $8.44          11.38
     Number of Units                                  1,886,515      1,532,543
     With any one of GRO Plus, EBP or HAV
     Unit Price                                           $7.49          10.13
     Number of Units                                    716,467         28,618
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                           $7.47          10.13
     Number of Units                                     36,686          1,514
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.29              -
     Number of Units                                      7,927              -
     With HAV, EBP and GRO Plus
     Unit Price                                           $7.45              -
     Number of Units                                     13,622              -
     With HAV, EBP and GMWB
     Unit Value                                           $9.29              -
     Number of Units                                      7,293              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - UltraBull 23 (2001)
     With No Optional Benefits
     Unit Price                                          $10.20           6.78
     Number of Units                                  1,431,345        297,435
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $14.42           9.61
     Number of Units                                      1,432            245
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - OTC (2001)
     With No Optional Benefits
     Unit Price                                           $9.32           6.45
     Number of Units                                  4,445,234      1,346,852
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.47           9.36
     Number of Units                                    810,005         13,113
     With GMWB
     Unit Value                                          $13.46              -
     Number of Units                                      5,378              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.44              -
     Number of Units                                     34,480              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Short OTC (2002)
     With No Optional Benefits
     Unit Price                                           $6.78          11.00
     Number of Units                                  1,535,439        433,181
     With any one of GRO Plus, EBP or HAV
     Unit Price                                           $6.42          10.43
     Number of Units                                    196,526         15,308
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                           $6.40              -
     Number of Units                                     20,167              -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $9.49              -
     Number of Units                                      7,708              -
     With HAV, EBP and GRO Plus
     Unit Price                                           $6.38              -
     Number of Units                                     16,907              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - UltraOTC (1999)
     With No Optional Benefits
     Unit Price                                           $7.03           3.53
     Number of Units                                  3,410,589      1,003,123
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $17.30           8.70
     Number of Units                                      5,905            233
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Mid-Cap Value (2002)
     With No Optional Benefits
     Unit Price                                          $10.23           7.66
     Number of Units                                  1,455,513        438,387
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.40          10.06
     Number of Units                                    462,172          4,777
     With GMWB
     Unit Value                                          $13.39              -
     Number of Units                                      4,164              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.36          10.06
     Number of Units                                     99,189          4,799
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.77              -
     Number of Units                                      3,516              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.33              -
     Number of Units                                        916              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Mid-Cap Growth (2002)
     With No Optional Benefits
     Unit Price                                           $9.69           7.70
     Number of Units                                  1,009,867        439,054
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $12.32           9.82
     Number of Units                                    295,528          1,587
     With GMWB
     Unit Value                                          $12.31              -
     Number of Units                                      2,028              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $12.28           9.81
     Number of Units                                     47,141          1,583
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.24              -
     Number of Units                                      3,933              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.25              -
     Number of Units                                      1,274              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - UltraMid-Cap (2002)
     With No Optional Benefits
     Unit Price                                           $9.55           5.71
     Number of Units                                  1,112,311        477,953
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $16.46           9.86
     Number of Units                                    136,523          1,673
     With GMWB
     Unit Value                                          $16.44              -
     Number of Units                                      3,746              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $16.41              -
     Number of Units                                     88,028              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $16.37              -
     Number of Units                                        557              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Small-Cap Value (2002)
     With No Optional Benefits
     Unit Price                                           $9.39           7.09
     Number of Units                                  5,144,632        994,778
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.41          10.15
     Number of Units                                  1,218,990         19,019
     With GMWB
     Unit Value                                          $13.39              -
     Number of Units                                     24,769              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.37              -
     Number of Units                                    207,523              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.67              -
     Number of Units                                      4,223              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $13.33              -
     Number of Units                                     28,687              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Small-Cap Growth (2002)
     With No Optional Benefits
     Unit Price                                          $10.16           7.69
     Number of Units                                  3,868,951        772,260
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.05           9.91
     Number of Units                                  1,289,398         10,572
     With GMWB
     Unit Value                                          $13.04              -
     Number of Units                                     21,997              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.01              -
     Number of Units                                    210,595              -
     With any one of EBP or HAV and GMWB
     Unit Value                                          $10.44              -
     Number of Units                                      2,529              -
     With HAV, EBP and GRO Plus
     Unit Price                                          $12.98              -
     Number of Units                                     30,164              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - UltraSmall-Cap 24 (1999)
     With No Optional Benefits
     Unit Price                                          $12.04           6.14
     Number of Units                                  1,702,558        212,085
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $19.43              -
     Number of Units                                     13,082              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - U.S. Government Plus (2002)
     With No Optional Benefits
     Unit Price                                          $11.08          11.56
     Number of Units                                    731,470      2,486,854
     With any one of GRO Plus, EBP or HAV
     Unit Price                                           $9.75          10.19
     Number of Units                                    291,892         22,148
     With GMWB
     Unit Value                                           $9.73              -
     Number of Units                                     14,956              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                           $9.72          10.19
     Number of Units                                     32,854            609
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
ProFund VP - Rising Rates Opportunity (2002)
     With No Optional Benefits
     Unit Price                                           $7.56           8.02
     Number of Units                                  1,817,924        165,792
     With any one of GRO Plus, EBP or HAV
     Unit Price                                           $9.12           9.69
     Number of Units                                    445,486          9,028
     With GMWB
     Unit Value                                           $9.11              -
     Number of Units                                      4,991              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                           $9.09              -
     Number of Units                                     82,598              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                           $9.07              -
     Number of Units                                     10,876              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

                           Year Ended December 31,
-------------------------------------------------- ------------- --------------
Sub-account                                            2003          2002
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
First Trust(R)10 Uncommon Values (2000)
     With No Optional Benefits
     Unit Price                                           $9.16           6.80
     Number of Units                                     66,435         19,826
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.17              -
     Number of Units                                        467              -
     With GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                               -              -
     Number of Units                                          -              -
     With any one of EBP or HAV and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------
-------------------------------------------------- ------------- --------------
Prudential - SP Jennison International Growth
(2001)
     With No Optional Benefits
     Unit Price                                          $10.97           8.01
     Number of Units                                    516,764         89,806
     With any one of GRO Plus, EBP or HAV
     Unit Price                                          $13.09           9.59
     Number of Units                                    115,375          5,196
     With GMWB
     Unit Value                                          $13.07              -
     Number of Units                                      6,338              -
     With any two of GRO Plus, EBP or HAV
     Unit Price                                          $13.05              -
     Number of Units                                      5,912              -
     With any one of EBP or HAV and GMWB
     Unit Value                                           $7.54              -
     Number of Units                                     23,909              -
     With HAV, EBP and GRO Plus
     Unit Price                                               -              -
     Number of Units                                          -              -
     With HAV, EBP and GMWB
     Unit Value                                               -              -
     Number of Units                                          -              -
-------------------------------------------------- ------------- --------------

1.       Effective  May 1, 2003,  the WFVT  Corporate  Bond  portfolio  changed its name to WFVT Total  Return Bond portfolio.  This name change was made in conjunction with a change in investment strategy.
2.       Effective  December 10, 2001,  Strong  Capital  Management,  Inc.  became  Sub-advisor  of the  Portfolio.
     Between May 3, 1999 and December  10,  2001,  A I M Capital  Management,  Inc.  served as  Sub-advisor  of the
     Portfolio,  then named "AST AIM  International  Equity."  Between  October  15,  1996 and May 3, 1999,  Putnam
     Investment  Management,  Inc.  served as Sub-advisor of the  Portfolio,  then named "AST Putnam  International
     Equity."  Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor  of the  Portfolio,  then named "Seligman Henderson International Equity Portfolio."
3.       Effective November 11, 2002, William Blair & Company,  L.L.C.  became Sub-advisor of the Portfolio.  Prior to November 11, 2002,  Janus Capital  Corporation  served as  Sub-advisor  of the  Portfolio,  then named "AST
     Janus Overseas Growth."
4.       This Portfolio  reflects the addition of the net assets of the AST American Century  International  Growth
     Portfolio II ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
5.       Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to
     May 1,  2002,  Founders  Asset  Management,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST
     Founders  Passport."  Prior to  October  15,  1996,  Seligman  Henderson  Co.  served  as  Sub-advisor  of the
     Portfolio, then named "Seligman Henderson International Small Cap Portfolio."
6.       Effective  September 17, 2001,  Pilgrim  Baxter & Associates,  Ltd.  became  Sub-advisor of the Portfolio.
     Prior to September 17, 2001,  Janus Capital  Corporation  served as Sub-advisor  of the Portfolio,  then named
     "AST  Janus  Small-Cap  Growth."  Prior to  December  31,  1998,  Founders  Asset  Management,  LLC  served as
     Sub-advisor of the Portfolio, then named "Founders Capital Appreciation Portfolio."
7.       Effective December 10, 2001,  Deutsche Asset Management,  Inc. became Sub-advisor of the Portfolio.  Prior to December 10, 2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor of the Portfolio,  then named
     "AST  Scudder  Small-Cap  Growth  Portfolio".  Prior to May 1,  2001,  the  Portfolio  was named  "AST  Kemper
     Small-Cap Growth Portfolio."
8.       Effective October 23, 2000, GAMCO Investors,  Inc. became  Sub-advisor of the Portfolio.  Prior to October
     23, 2000, T. Rowe Price  Associates,  Inc.  served as Sub-advisor  of the  Portfolio,  then named "AST T. Rowe
     Price Small Company Value Portfolio."
9.       Effective  November 11, 2002,  Goldman Sachs Asset Management became  Sub-advisor of the Portfolio.  Prior to November 11, 2002,  Janus Capital  Corporation  served as  Sub-advisor  of the  Portfolio,  then named "AST
     Janus Mid-Cap Growth."
10.      Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to
     May 1, 1998,  Berger  Associates,  Inc.  served as Sub-advisor of the  Portfolio,  then named "Berger  Capital
     Growth Portfolio."
11.      Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to
     May 1, 1998,  Federated  Investment  Counseling served as Sub-advisor of the Portfolio,  then named "Federated
     Utility Income Portfolio."
12.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Between
     December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio, then named
     "AST  Oppenheimer  Large-Cap  Growth  Portfolio."  Prior to December 31, 1998,  Robertson,  Stephens & Company
     Investment  Management,  L.P. served as Sub-advisor of the Portfolio,  then named "Robertson  Stephens Value +
     Growth Portfolio."
13.      Effective  November 11, 2002,  Goldman Sachs Asset Management became  Sub-advisor of the Portfolio.  Prior to November 11, 2002,  Janus Capital  Corporation  served as  Sub-advisor  of the  Portfolio,  then named "AST
     JanCap Growth."
14.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to
     May 1,  2002,  Janus  Capital  Corporation  served as  Sub-advisor  of the  Portfolio,  then  named "AST Janus
     Strategic Value."
15.      Effective May 1, 2000,  Sanford C. Bernstein & Co., Inc.  became  Sub-advisor  of the Portfolio.  Prior to
     May 1, 2000,  Bankers Trust Company  served as  Sub-advisor  of the  Portfolio,  then named "AST Bankers Trust
     Managed Index 500 Portfolio."
16.      Effective  May  3,  1999,  American  Century  Investment  Management,   Inc.  became  Sub-advisor  of  the
     Portfolio.  Between  October  15,  1996  and  May 3,  1999,  Putnam  Investment  Management,  Inc.  served  as
     Sub-advisor of the Portfolio, then named "AST Putnam Value Growth & Income."
17.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Prior to
     May 1, 2000,  Lord,  Abbett & Co. served as Sub-advisor  of the Portfolio,  then named "AST Lord Abbett Growth and Income Portfolio."
18.      Effective July 1, 2002, the AST INVESCO Equity Income  portfolio  changed its name to AST INVESCO  Capital
     Income.
19.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to
     May 1, 2002, A I M Capital  Management,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST AIM
     Balanced."  Between  October  15,  1996  and  May 3,  1999,  Putnam  Investment  Management,  Inc.  served  as
     Sub-advisor  of the  Portfolio,  then  named  "AST  Putnam  Balanced."  Prior to  October  15,  1996,  Phoenix
     Investment  Counsel,  Inc.  served as  Sub-advisor of the  Portfolio,  then named "AST Phoenix  Balanced Asset
     Portfolio."
20.      Effective  August 8,  2000,  T. Rowe  Price  International,  Inc.  became  Sub-advisor  of the  Portfolio.
     Effective  May 1,  2000,  the name of the  Portfolio  was  changed  to the "AST T. Rowe  Price  Global  Bond".
     Effective May 1, 1996, Rowe Price-Fleming  International,  Inc. became Sub-advisor of the Portfolio.  Prior to
     May 1, 1996,  Scudder,  Stevens & Clark, Inc. served as Sub-advisor of the Portfolio,  then named "AST Scudder
     International Bond Portfolio."
21.      Effective  June 20, 2003,  pursuant to a shareholder  vote, the Emerging  Markets  portfolio of Montgomery
     Variable  Series was  reorganized  into the  Developing  Markets  portfolio  of Gartmore  Variable  Investment
     Trust.  The Montgomery Variable Series - Emerging Markets portfolio no longer exists.
22.      Effective  December  5,  2003,  pursuant  to a  shareholder  approval,  the  Evergreen  VA Global  Leaders
     Portfolio  merged into the  Evergreen VA  International  Equity  Portfolio.  The  Evergreen VA Global  Leaders
     Portfolio no longer exists.
23.      Effective  May 1, 2003,  the ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP UltraBull to reflect a change in its investment objective.
24.      Prior to May 1, 2000,  ProFund  VP  UltraSmall-Cap  was named  "ProFund  VP Small  Cap" and  sought  daily investment results that corresponded to the performance of the Russell 2000(R)Index.

                                APPENDIX B - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection Optional Death Benefit is calculated.  Each example  assumes that a $50,000  initial  Purchase  Payment is made.  Each example  assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable  investment  options.  The formula for determining the Enhanced Beneficiary Protection Optional Death Benefit is as follows:

           Growth =               Account Value of variable             minus         Purchase Payments - proportional
                               investment options plus Interim
                                Value of Fixed Allocations (no
                                         MVA applies)                                           withdrawals

Example with market increase
Assume  that the Owner has made no  withdrawals  and that the  Account  Value has been  increasing  due to positive market  performance.  On the date we receive  due proof of death,  the Account  Value is  $75,000.  The basic Death
Benefit is  calculated  as Purchase  Payments  minus  proportional  withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $75,000.  The Enhanced  Beneficiary  Protection  Optional
Death  Benefit is equal to the amount  payable  under the basic Death  Benefit  ($75,000)  PLUS 40% of the "Growth"
under the Annuity.

         Growth   =        $75,000 - [$50,000 - $0]
                  =        $25,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $25,000 * 0.40
                  =        $10,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $85,000

Examples with market decline
Assume that the Owner has made no  withdrawals  and that the Account Value has been  decreasing  due to declines in market  performance.  On the date we receive  due proof of death,  the Account  Value is  $45,000.  The basic Death
Benefit is  calculated  as Purchase  Payments  minus  proportional  withdrawals,  or Account  Value,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection  Optional
Death Benefit is equal to the amount  payable under the basic Death Benefit  ($50,000)  PLUS the "Growth" under the
Annuity.

         Growth   =        $45,000 - [$50,000 - $0]
                  =        $-5,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  NO BENEFIT IS PAYABLE

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $50,000

In this example you would  receive no  additional  benefit from  purchasing  the  Enhanced  Beneficiary  Protection
Optional Death Benefit.

Example with market increase and withdrawals
Assume  that the  Account  Value has been  increasing  due to  positive  market  performance  and the Owner  made a withdrawal  of $15,000 in Annuity Year 5 when the Account  Value was  $75,000.  On the date we receive due proof of death,  the  Account  Value is  $90,000.  The  basic  Death  Benefit  is  calculated  as  Purchase  Payments  minus proportional  withdrawals,  or Account Value,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $90,000.  The Enhanced  Beneficiary  Protection  Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($90,000) PLUS 40% of the "Growth" under the Annuity.

         Growth   =        $90,000 - [$50,000 - ($50,000 * $15,000/$75,000)]
                  =        $90,000 - [$50,000 - $10,000]
                  =        $90,000 - $40,000
                  =        $50,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $50,000 * 0.40
                  =        $20,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $110,000

Examples of Highest Anniversary Value Death Benefit Calculation
The  following  are  examples of how the  Highest  Anniversary  Value Death  Benefit is  calculated.  Each  example assumes an initial  Purchase  Payment of $50,000.  Each  example  assumes  that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance and that no withdrawals  have been made. On the date we receive due proof of death,  the Account Value is $75,000;  however, the  Anniversary  Value on the 5th  anniversary  of the Issue Date was  $90,000.  Assume as well that the Owner has died before the Death Benefit  Target Date.  The Death  Benefit is equal to the greater of the Highest  Anniversary
Value or the basic Death Benefit.  The Death Benefit would be the Highest  Anniversary  Value ($90,000)  because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

Example with withdrawals
Assume  that the  Account  Value has been  increasing  due to  positive  market  performance  and the Owner  made a withdrawal  of $15,000 in Annuity Year 7 when the Account  Value was  $75,000.  On the date we receive due proof of death, the Account Value is $80,000;  however,  the Anniversary  Value on the 5th anniversary of the Issue Date was
$90,000.  Assume as well that the Owner has died  before  the Death  Benefit  Target  Date.  The Death  Benefit  is
equal to the greater of the Highest Anniversary Value or the basic Death Benefit.

Highest Anniversary Value  = $90,000 - [$90,000 * $15,000/$75,000]
                                    = $90,000 - $18,000
                                    = $72,000

Basic Death Benefit                 = max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                                    = max [$80,000, $40,000]
                                    = $80,000

Example with death after Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance and that no  withdrawals  had been made prior to the Death  Benefit  Target Date.  Further  assume that the Owner dies after the Death  Benefit  Target Date,  when the Account  Value is $75,000.  The Highest  Anniversary  Value on the Death
Benefit  Target Date was $80,000;  however,  following  the Death  Benefit  Target Date,  the Owner made a Purchase
Payment of $15,000  and later had taken a  withdrawal  of $5,000  when the  Account  Value was  $70,000.  The Death
Benefit  is equal to the  greater of the  Highest  Anniversary  Value plus  Purchase  Payments  minus  proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Anniversary Value  = $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                                    = $80,000 + $15,000 - $6,786
                                    = $88,214

Basic Death Benefit                 = max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) * $5,000/$70,000}]
                                    = max [$75,000, $60,357]
                                    = $75,000

Examples of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Calculation
The  following  are examples of how the  Combination  5% Roll-Up and Highest  Anniversary  Value Death  Benefit are
calculated.  Each example assumes an initial  Purchase  Payment of $50,000.  Each example assumes that there is one
Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing due to positive  market  performance and that no withdrawals  have been made. On the 7th  anniversary  of the Issue Date we receive due proof of death,  at which time the Account Value is $75,000;  however,  the  Anniversary  Value on the 5th  anniversary of the Issue Date was
$90,000.  Assume as well that the Owner has died  before  the Death  Benefit  Target  Date.  The  Roll-Up  Value is
equal to initial  Purchase  Payment  accumulated at 5% for 6 years,  or $67,005.  The Death Benefit is equal to the greatest of the Roll-Up Value,  Highest  Anniversary  Value or the basic Death Benefit.  The Death Benefit would be the Highest  Anniversary  Value  ($90,000)  because it is greater  than both the Roll-Up  Value  ($67,005)  and the amount that would have been payable under the basic Death Benefit ($75,000).

Example with withdrawals
Assume that the Owner made a withdrawal of $5,000 on the 6th  anniversary  of the Issue Date when the Account Value was  $45,000.  The Roll-Up  Value on the 6th  anniversary  of the Issue Date is equal to initial  Purchase  Payment accumulated at 5% for 6 years, or $67,005.  The 5%  Dollar-for-Dollar  Withdrawal Limit for the 7th annuity year is equal  to 5% of the  Roll-Up  Value  as of the 6th  anniversary  of the  Issue  Date,  or  $3,350.  Therefore,  the
remaining  $1,650  of the  withdrawal  results  in a  proportional  reduction  to the  Roll-Up  Value.  On the  7th anniversary of the Issue Date we receive due proof of death,  at which time the Account Value is $43,000;  however, the  Anniversary  Value on the 2nd  anniversary  of the Issue Date was  $70,000.  Assume as well that the Owner has died before the Death  Benefit  Target  Date.  The Death  Benefit is equal to the  greatest  of the Roll-Up  Value,
Highest Anniversary Value or the basic Death Benefit.

Roll-Up Value                       =  {($67,005  - $3,350) - [($67,005 - $3,350) * $1,650 / ($45,000 - $3,350)]} *
1.05
                                    = ($63,655 - $2,522) * 1.05
                                    = $64,190

Highest Anniversary Value  = $70,000 - [$70,000 * $5,000 / $45,000]
                                    = $70,000 - $7,778
                                    = $62,222

Basic Death Benefit                 = max [$43,000, $50,000 - ($50,000 * $5,000 / $45,000)]
                                    = max [$43,000, $44,444]
                                    = $44,444

Example with death after Death Benefit Target Date
Assume that the Owner has not made any  withdrawals  prior to the Death Benefit  Target Date.  Further  assume that the Owner dies after the Death Benefit  Target Date,  when the Account  Value is $75,000.  The Roll-Up Value on the
Death  Benefit  Target Date (the  contract  anniversary  on or  following  the Owner's  80th  birthday) is equal to initial Purchase Payment  accumulated at 5% for 10 years, or $81,445.  The Highest  Anniversary  Value on the Death
Benefit  Target Date was $85,000;  however,  following  the Death  Benefit  Target Date,  the Owner made a Purchase
Payment of $15,000  and later had taken a  withdrawal  of $5,000  when the  Account  Value was  $70,000.  The Death
Benefit is equal to the greatest of the Roll-Up Value,  Highest  Anniversary Value or the basic Death Benefit as of the Death Benefit  Target Date;  each  increased by subsequent  purchase  payments and reduced  proportionally  for subsequent withdrawals.

Roll-Up Value                       = $81,445 + $15,000 - [($81,445 + 15,000) * $5,000/$70,000]
                                    = $81,445 + $15,000 - $6,889
                                    = $89,556

Highest Anniversary Value  = $85,000 + $15,000 - [($85,000 + 15,000) * $5,000/$70,000]
                                    = $85,000 + $15,000 - $7,143
                                    = $92,857

Basic Death Benefit                 = max [$75,000, $50,000 + $15,000 - {($50,000 + $15,000) * $5,000 / $70,000}]
                                    = max [$75,000, $60,357]
                                    = $75,000

                                      THIS PAGE IS INTENTIONALLY LEFT BLANK.

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                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER
                  DETAILS   ABOUT  THE  AMERICAN   SKANDIA   ANNUITY   DESCRIBED  IN   PROSPECTUS
                  WFVAPEXII-PROS (05/2004).
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                              -------------------------------------------------------
                                                 (print your name)

                              -------------------------------------------------------
                                                     (address)

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                                      THIS PAGE IS INTENTIONALLY LEFT BLANK.

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
A Prudential Financial Company                                                               A Prudential Financial Company
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-680-8920                                                                           Telephone: 203-926-1888
http://www.americanskandia.prudential.com                                         http://www.americanskandia.prudential.com

                                                MAILING ADDRESSES:

                                       AMERICAN SKANDIA - VARIABLE ANNUITIES
                                           Attention: Stagecoach Annuity
                                                   P.O. Box 7040
                                             Bridgeport, CT 06601-7040

                                                   EXPRESS MAIL:
                                       AMERICAN SKANDIA - VARIABLE ANNUITIES
                                           Attention: Stagecoach Annuity
                                                One Corporate Drive
                                                 Shelton, CT 06484

 STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

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OTHER TAX RULES...........................................................................................................7
Federal Tax Status........................................................................................................7
------------------

GENERAL INFORMATION.......................................................................................................8
Voting Rights.............................................................................................................8
-------------
Modification..............................................................................................................8
------------
Deferral of Transactions..................................................................................................9
------------------------
Misstatement of Age or Sex................................................................................................9
--------------------------
Ending the Offer..........................................................................................................9
----------------

     AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF AMERICAN SKANDIA
       LIFE ASSURANCE CORPORATION..................................................................................................2
     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT B................................................................3

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THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE ANNUITIES,  P.O. BOX 7040, BRIDGEPORT,  CONNECTICUT 06601-7040,  OR
TELEPHONE 1-800-766-4530.  OUR ELECTRONIC MAIL ADDRESS IS SERVICE@PRUDENTIAL.COM.
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Date of Prospectus:  May 1, 2004                                          Date of Statement of Additional Information:  May 1, 2004
AS APEXII - SAI (05/2004)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us") is a stock life insurance company domiciled in  Connecticut  with  licenses in all 50 states,  the  District of Columbia  and Puerto Rico.  American  Skandia is a  wholly-owned subsidiary of American  Skandia,  Inc.  ("ASI").  American  Skandia's  principal  business address is One Corporate Drive,  Shelton,
Connecticut 06484.

Effective May 1, 2003,  Skandia U.S. Inc., the sole  shareholder of ASI, which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc. Prudential  Financial,  Inc. is a New Jersey insurance holding company whose subsidiary companies serve individual and institutional  customers worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance  companies in the U.S. These  companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds,  annuities,  pension and  retirement  related  services and  administration,  asset  management, securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts.  However, Prudential Financial exercises significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance  of the  underlying  mutual funds or portfolios of underlying  mutual funds offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the
Portfolios.  Each  Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of Separate  Account B was consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1 Sub-accounts),  which was subsequently  renamed American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B has  multiple  Unit  Prices to reflect the daily  charge deducted for each combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge for each optional benefit offered under Annuity  contracts  funded through  Separate  Account B. The  consolidation of Separate Account B had no impact on Annuity Owners.

During  the  accumulation  phase,  we  offer  a  number  of  Sub-accounts.   Certain  Sub-accounts  may  not  be  available  in  all
jurisdictions.  If and when we obtain approval of the applicable  authorities to make such  Sub-accounts  available,  we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.

     The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment  Services,  Incorporated  ("ASISI"),  a co-investment  manager of American Skandia Trust and American Skandia Advisor Funds,  Inc., are also  wholly-owned  subsidiaries of ASI.  American Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a  wholly-owned  subsidiary  of ASI,  is a  service  company  that  provides  systems  and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity and life insurance  products we offer and  co-distributor  of American  Skandia
Trust and American  Skandia  Advisor Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer through  whom it  receives a portion  of  brokerage  commissions  in  connection  with  purchases  and sales of  securities  held by
Portfolios of American Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements  with  broker-dealers  who are  registered under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration  ("firms").  Applications  for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Commissions  are paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a  portion  of the  compensation,  depending  on the  practice  of his or her firm.  Commissions  are  generally  based on a percentage of Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower  initial  commission  plus  ongoing  annual  compensation  based on all or a portion of  Account  Value.  We may also  provide compensation  to the  distributing  firm for  providing  ongoing  service to you in relation to the Annuity.  Commissions  and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In  addition,  in an effort to promote the sale of our products  (which may include the  placement  of American  Skandia  and/or the
Annuity on a preferred or recommended  company or product list and/or access to the firm's  registered  representatives),  we or ASM may enter into compensation  arrangements with certain  broker-dealer firms or branches of such firms with respect to certain or all registered  representatives  of such firms under which such firms may receive  separate  compensation  or  reimbursement  for, among other things,  training of sales personnel and/or marketing  and/or  administrative  and/or other services they provide to us or our affiliates.  To the  extent  permitted  by NASD  rules  and  other  applicable  laws and  regulations,  ASM may pay or  allow  other promotional  incentives  or payments  in the form of cash or non-cash  compensation.  These  arrangements  may not be offered to all firms  and the terms of such  arrangements  may  differ  between  firms.  You  should  note that  firms  and  individual  registered representatives  and branch  managers  within some firms  participating  in one of these  compensation  arrangements  might  receive greater  compensation  for selling the Annuity than for selling a different  annuity  that is not  eligible  for these  compensation arrangements.  While  compensation  is  generally  taken into  account as an expense in  considering  the charges  applicable  to an annuity  product,  any such  compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  Overall compensation  paid to the distributing  firm does not exceed,  based on actuarial  assumptions,  8.5% of the total Purchase Payments made. Your registered  representative  can provide you with more  information  about the compensation  arrangements  that apply upon the sale of the Annuity.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2003: $182,550,093;  2002: $193,374,436;  2001:
$193,056,109.

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any dividend or capital gain  distribution  declared by the  Portfolio at the end of the  current  Valuation  Period  and paid (in the case of a  Portfolio  that  declares  dividends  on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA.

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

For purposes of this provision:
|X|      "Strips"  are a form of  security  where  ownership  of the  interest  portion of United  States  Treasury  securities  are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and government debt  securities of comparable  duration.  We currently use the Merrill Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

                                                    [(1+I) / (1+J+0.0010)]N/365
                                                               where:

                  I is the Strip Yield as of the start date of the Guarantee  Period for coupon Strips  maturing at the end of the  applicable  Guarantee  Period plus the  Option-adjusted  Spread.  If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the applicable  Guarantee Period plus the  Option-adjusted  Spread. If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

No MVA applies in  determining  a Fixed  Allocation's  Account  Value on its Maturity  Date.  The formula may be changed for certain
Special Purpose Fixed Allocations, as described in the Prospectus.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

OTHER TAX RULES
---------------

Federal Tax Status
------------------

1.       Diversification.

     The Internal  Revenue Code provides that the underlying  investments for the variable  investment  options must satisfy certain diversification  requirements.  Each  Portfolio is required to diversify  its  investments  each quarter so that no more than 55% of the value of its assets is represented by any one investment,  no more than 70% is represented by any two investments,  no more than
80% is represented by any three  investments,  and no more than 90% is represented by any four  investments.  Generally,  securities of a single issuer are treated as one investment and obligations of each U.S.  Government  agency and  instrumentality  (such as the
Government National Mortgage  Association) are treated as issued by separate issuers. In addition,  any security issued,  guaranteed or insured (to the extent so  guaranteed  or insured) by the United  States or an  instrumentality  of the U.S. will be treated as a security issued by the U.S. Government or its  instrumentality,  whichever is applicable.  We believe the portfolios  underlying the variable investment options for the contract meet these diversification requirements.

2.       Investor Control.

     Treasury  Department  regulations do not provide guidance  concerning the extent to which you may direct your investment in the particular  investment  options without causing you, instead of us to be considered the owner of the underlying  assets.  Because of this uncertainty,  or in response to other changes in tax laws or regulations,  we reserve the right to make such changes as we deem necessary to assure that the contract  qualifies as an annuity for tax purposes.  Any such changes will apply  uniformly to affected owners and will be made with such notice to affected contractowners as is feasible under the circumstances.

3.       Entity Owners.

     Where a contract is held by a non-natural person (e.g., a corporation),  other than as an agent or nominee for a natural person
(or in other  limited  circumstances),  the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

4.       Purchase Payments Made Before August 14, 1982.

     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982,  favorable tax rules may apply to certain  withdrawals  from the contract.  Generally,  withdrawals are treated as a recovery of your investment in the contract first until purchase  payments made before August 14, 1982 are withdrawn.  Moreover,  any income  allocable to purchase payments made before August 14,1982, is not subject to the 10% tax penalty.

5.       Generation-Skipping Transfers.

     If you transfer your contract to a person two or more  generations  younger than you (such as a grandchild or grandniece) or to a person that is more than 371/2years younger than you, there may be generation-skipping transfer tax consequences.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia Trust (the "Trust") has obtained an exemption  from the  Securities and Exchange
Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of  Trustees  of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the  sub-advisors  by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain information to shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code;  (i)
make changes required by any change in other Federal or state laws relating to retirement  annuities or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day,  Martin Luther King,  Jr. Day,  Washington's
Birthday,  Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices  before the Annuity  Date under the terms of your  contract.  A maximum  Annuity Date may be required  by law.  The Annuity  Date may depend on the  annuity  option you choose.  Certain  annuity  options may not be  available depending on the age of the Annuitant.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment options 5 and 6, the cash value for the Annuitant (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any applicable  premium tax, the length of any Certain  Period,  the payment option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5 & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance Date is the date we receive, at our office, due proof satisfactory to us of the Annuitant's death and all other requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint Annuitants, the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is
                                       ---
         equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

EXPERTS

PricewaterhouseCoopers  LLP, 100 Pearl  Street,  Hartford,  Connecticut  06103,  independent  auditors,  have audited the  financial statements of American Skandia Life Assurance  Corporation and American Skandia Life Assurance  Corporation  Variable Account B with respect to the year ended December 31, 2003.  Ernst & Young LLP, Goodwin Square,  225 Asylum Street,  Hartford,  Connecticut  06103,
independent auditors, have audited the financial statements of American Skandia Life Assurance Corporation and American Skandia Life
Assurance  Corporation  Variable  Account B with respect to the years ended December 31, 2002, 2001, 2000 and 1999. The consolidated financial  statements of American Skandia Life Assurance  Corporation at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 and the financial statements of American Skandia Life Assurance Corporation Variable Account B
at December 31, 2003 and for the periods ended December 31, 2003 and 2002 are included in this Statement of Additional  Information.
The  financial  statements  included  herein  have been  audited by  PricewaterhouseCoopers  LLP and Ernst & Young LLP,  independent auditors,  as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance on such reports given on the authority of each firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation
American Skandia Life Assurance Corporation Variable Account B

The  statements  which  follow in Appendix A are those of American  Skandia Life  Assurance  Corporation  and American  Skandia Life
Assurance  Corporation  Variable  Account B Sub-accounts as of December 31, 2003 and for the years ended December 31, 2003 and 2002.
There may be other  Sub-accounts  included in Variable  Account B that are not available in the product  described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-766-4530.  You may also forward such a request  electronically  to our Customer Service Department at service@prudential.com.

                                              AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                    Report of Independent Auditors

To the Board of Directors and Stockholder
of American Skandia Life Assurance Corporation:

In our opinion,  the financial  statements  listed in the accompanying  index present fairly, in all material  respects,  the financial position  of American  Skandia  Life  Assurance  Corporation  (an indirect  wholly-owned  subsidiary  of  Prudential  Financial,  Inc., effective May 1, 2003) at December 31, 2003, and the results of its operations  and its cash flows for the eight months ended December 31,
2003 in conformity with accounting  principles  generally accepted in the United States of America.  These financial statements are the responsibility of the Company's  management;  our  responsibility  is to express an opinion on these financial  statements based on our audit. We conducted our audit of these  statements in accordance  with auditing  standards  generally  accepted in the United States of
America,  which require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial  statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements,  assessing the accounting  principles  used and  significant  estimates  made by management,  and evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 27, 2004

                                                    Report of Independent Auditors

To the Board of Directors and Stockholder
of American Skandia Life Assurance Corporation:

In our opinion,  the financial  statements listed in the accompanying  index present fairly, in all material  respects,  the results of
operations  and  cash flows  of American  Skandia Life Assurance  Corporation (an indirect   wholly-owned  subsidiary  of  Prudential
Financial, Inc., effective May 1, 2003) and its subsidiary for the period from January 1, 2003 through April 30, 2003 in conformity with accounting  principles  generally  accepted in the United States of America.  These financial  statements are the responsibility of the
Company's  management;  our responsibility is to express an opinion on these financial  statements based on our audit. We conducted our audit of these  statements in accordance  with auditing  standards  generally  accepted in the United States of America,  which require that we plan and  perform  the audit to obtain  reasonable  assurance  about  whether  the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements,  assessing the  accounting  principles  used and  significant  estimates  made by  management,  and  evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 27, 2004

                                                    Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying  consolidated  statements of financial  position of American  Skandia Life Assurance  Corporation (the
Company) as of December 31, 2002 and 2001,  and the related  consolidated  statements of operations  and  comprehensive  income (loss), stockholder's  equity,  and cash flows for each of the two years in the period ended December 31, 2002. These financial  statements are the  responsibility of the Company's  management.  Our  responsibility is to express an opinion on these financial  statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2002 and 2001,  and the  consolidated  results of their operations  and their cash flows for each of the two years in the period  ended  December  31,  2002,  in  conformity  with  accounting principles generally accepted in the United States.

As  discussed  in Note 2, in 2002 the  Company  adopted  Statement  of  Financial  Accounting  Standards  No. 142,  Goodwill  and Other
Intangible Assets.

As  discussed  in Note 2,  effective  January 1, 2001,  the Company  adopted  Statement  of  Financial  Accounting  Standards  No. 133,
Accounting for Derivative Instruments and Hedging Activities.

/s/ ERNST & YOUNG LLP

Hartford, Connecticut
February 3, 2003

American Skandia Life Assurance Corporation

Consolidated Statements of Financial Position
December 31, 2003 and 2002 (in thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             Successor          Predecessor
                                                                         ------------------   -----------------
                                                                               2003                 2002
                                                                         ------------------   -----------------
ASSETS
Fixed maturities available for sale,
   at fair value (amortized cost, 2003: $427,705; 2002: $379,422)          $     425,231        $     398,601
Equity securities trading, at fair value (cost of $54,792)                        59,485                    -
Equity securities available for sale, at fair value (cost of $52,017)                  -               51,769
Policy loans                                                                       8,371                7,559
Short-term investments                                                            39,587                    -
Other short-term investments                                                           -               10,370
                                                                         ------------------   -----------------
   Total investments                                                             532,674              468,299
Cash and cash equivalents                                                              -               51,339
Deferred policy acquisition costs                                                122,572            1,117,544
Accrued investment income                                                          3,969                4,196
Reinsurance recoverable                                                            3,819                5,447
Receivables from Parent and affiliates                                             3,200                2,810
Deferred tax asset                                                               256,950               38,206
Valuation of business acquired                                                   402,169                    -
Other assets                                                                      94,568              115,131
Separate account assets                                                       25,817,612           21,905,613
                                                                         ------------------   -----------------
TOTAL ASSETS                                                               $  27,237,533        $  23,708,585
                                                                         ==================   =================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                            $     132,234        $     140,496
Future policy benefits and other policyholder liabilities                         13,681                8,853
Income taxes payable                                                              34,528                6,547
Payables to Parent and affiliates                                                 16,396                2,223
Securities sold under agreements to repurchase                                    20,850                    -
Short-term borrowing                                                             116,000               10,000
Future fees payable to American Skandia, Inc. ("ASI")                            307,879              708,249
Surplus notes                                                                          -              110,000
Other liabilities                                                                201,856              133,543
Separate account liabilities                                                  25,817,612           21,905,613
                                                                         ------------------   -----------------
Total liabilities                                                             26,661,036           23,025,524
                                                                         ------------------   -----------------

Contingencies (See Footnote 11)

Stockholder's Equity
Common stock, $100 par value;
     25,000 shares, authorized,
     issued and outstanding                                                        2,500                2,500
Paid-in-capital                                                                  485,100              595,049
Retained earnings                                                                 90,856               73,821
Deferred compensation                                                               (360)                   -
Accumulated other comprehensive (loss) income                                     (1,599)              11,691

                                                                         ------------------   -----------------
Total stockholder's equity                                                       576,497              683,061
                                                                         ------------------   -----------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                 $  27,237,533        $  23,708,585
                                                                         ==================   =================

                                            See Notes to Consolidated Financial Statements

     The purchase method of accounting was used to record the fair values of assets acquired and liabilities assumed by Prudential
       Financial, Inc. and "pushed-down" to the Company. This accounting will most notably result in decreased amortization and depreciation reported in future periods. Accordingly, the accompanying financial statements of the Company, when indirectly wholly-owned by Skandia Insurance Company Ltd., and the Company, currently indirectly wholly-owned by Prudential Financial, Inc., are not comparable in many material respects.

American Skandia Life Assurance Corporation

Consolidated Statements of Operations and Comprehensive Income
Eight months ended December 31, 2003, Four months ended April 30, 2003 and
----------------------------------------------------------------------------------------------------------------------------------
Years ended December 31, 2002 and 2001 (in thousands)

                                           Successor           Predecessor       Predecessor      Predecessor
                                         --------------      --------------    --------------   ---------------
                                          Eight months       Four months
                                             ended           ended April 30,
                                          December 31,
                                              2003                2003              2002              2001
                                         --------------      --------------    --------------   ---------------

REVENUES

Premiums                                  $   7,439           $   2,496        $    3,895         $    2,600
Policy charges and fee income               241,955             109,213           363,420           391,694
Net investment income (loss)                 26,707              (1,289)           18,415            27,308
Realized investment (losses) gains,            (472)             (4,601)           22,189            12,955
net
Asset management fees                        66,108              28,092            97,650           111,196
Other income                                  7,862                 618             1,945             1,594
                                         --------------      --------------    --------------   ---------------

Total revenues                              349,599             134,529           507,514           547,347
                                         --------------      --------------    --------------   ---------------

BENEFITS AND EXPENSES

Policyholders' benefits                      43,680              23,946            60,415            (3,379)
Interest credited to policyholders'
account balances                              4,689              13,693            83,911            61,818
General, administrative and other
expenses                                    159,973              97,640           631,255           448,641
                                         --------------      --------------    --------------   ---------------

Total benefits and expenses                 208,342             135,279           775,581           507,080
                                         --------------      --------------    --------------   ---------------

Income (loss) from operations before
income taxes                                141,257                (750)         (268,067)           40,267
                                         --------------      --------------    --------------   ---------------

Income tax expense (benefit)                 50,401              (8,544)         (102,810)            7,168
                                         --------------      --------------    --------------   ---------------

NET INCOME (LOSS)                            90,856               7,794          (165,257)           33,099
                                         --------------      --------------    --------------   ---------------

Other comprehensive (loss) income, net
of tax                                       (1,599)               (269)           10,930              (342)
                                         --------------      --------------    --------------   ---------------

TOTAL COMPREHENSIVE        INCOME
(LOSS)                                    $  89,257           $   7,525         $(154,327)       $   32,757
                                         ==============      ==============    ==============   ===============

                                            See Notes to Consolidated Financial Statements

     The purchase method of accounting was used to record the fair values of assets acquired and liabilities assumed by Prudential
       Financial, Inc. and "pushed-down" to the Company. This accounting will most notably result in decreased amortization and depreciation reported in future periods. Accordingly, the accompanying financial statements of the Company, when indirectly wholly-owned by Skandia Insurance Company Ltd., and the Company, currently indirectly wholly-owned by Prudential Financial, Inc., are not comparable in many material respects.

American Skandia Life Assurance Corporation

Consolidated Statements of Stockholder's Equity
Eight months ended December 31, 2003, Four months ended April 30, 2003 and Years ended December 31, 2002 and 2001 (in thousands)
------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Accumulated
                                                                                                      other             Total
                                                         Paid-in-      Retained       Deferred      comprehensive    stockholder's
                                           Common         capital      earnings     compensation      income             equity
                                            Stock
                                       -----------------------------------------------------------------------------------------------

Balance, January 1, 2001 (Predecessor)   $  2,500        $ 287,329     $ 205,979       $     -       $     1,103       $   496,911

Net income                             -        -                -        33,099             -                 -            33,099
Capital contributions                           -           48,000             -             -                              48,000
Change in foreign currency translation
 adjustments, net of taxes                      -                -             -             -               (67)              (67)
Change in net unrealized investment
 gains, net of reclassification adjustment
 and taxes                                      -                -             -             -              (275)             (275)
                                       -----------------------------------------------------------------------------------------------

Balance, December 31, 2001
(Predecessor)                               2,500          335,329       239,078             -               761           577,668

Net loss                               -        -                -      (165,257)            -                 -          (165,257)
Capital contributions                  -        -          259,720             -             -                 -           259,720
Change in foreign currency translation
 adjustments, net of taxes                      -                -              -            -              (630)             (630)
Change in net unrealized investment
 gains, net of reclassification adjustment
 and taxes                                      -                -              -            -            11,560            11,560
                                       -----------------------------------------------------------------------------------------------

 Balance, December 31, 2002
(Predecessor)                               2,500          595,049        73,821             -            11,691           683,061

Net income                             -        -                -         7,794             -                 -             7,794
Capital contributions                  -        -            2,183             -             -                 -             2,183
Change in foreign currency translation
 adjustments, net of taxes                      -                -             -             -               615               615
Change in net unrealized investment
 gains, net of reclassification adjustment
 and taxes                                      -                -             -             -              (884)             (884)

                                       -----------------------------------------------------------------------------------------------

Balance, April 30, 2003 (Predecessor)       2,500          597,232        81,615             -            11,422           692,769

Acquisition purchase accounting
adjustments (See Footnote 4)                    -         (112,187)      (81,615)            -           (11,422)         (205,224)
                                       -----------------------------------------------------------------------------------------------
Balance, May 1, 2003 opening balance
sheet (Successor)                           2,500          485,045             -             -                 -           487,545

Net income                                      -                -        90,856             -                 -            90,856
Stock-based compensation                        -               55             -             -                 -                55
Deferred compensation program                   -                -             -          (360)                -              (360)
Change in net unrealized investment
 gains, net of reclassification adjustment
 and taxes                                      -                -             -             -            (1,599)           (1,599)
                                        ----------------------------------------------------------------------------------------------
Balance, December 31, 2003 (Successor)   $  2,500        $ 485,100     $  90,856       $  (360)      $    (1,599)      $   576,497
                                       ===============================================================================================

                                            See Notes to Consolidated Financial Statements

     The purchase method of accounting was used to record the fair values of assets acquired and liabilities assumed by Prudential
       Financial, Inc. and "pushed-down" to the Company. This accounting will most notably result in decreased amortization and depreciation reported in future periods. Accordingly, the accompanying financial statements of the Company, when indirectly wholly-owned by Skandia Insurance Company Ltd., and the Company, currently indirectly wholly-owned by Prudential Financial, Inc., are not comparable in many material respects.

American Skandia Life Assurance Corporation

Consolidated Statements of Cash Flows
Eight months ended December 31, 2003, Four months ended April 30, 2003 and Years ended December 31, 2002 and 2001 (in thousands)
------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  Successor          Predecessor       Predecessor     Predecessor
                                                              -------------------   ---------------- ---------------- ---------------
                                                                 Eight months        Four months
                                                                ended December       ended April
                                                                   31, 2003            30, 2003           2002            2001
                                                              -------------------   ---------------- ---------------- ---------------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                               $    90,856           $     7,794       $ 165,257)       $  33,099
Adjustments to reconcile net income (loss) to net cash from
(used in) operating activities:
   Realized investment losses (gains), net                              472                 4,601         (22,189)         (12,955)
   Amortization and depreciation                                     58,447                 5,288          21,649           13,374
   Change in:
     Policy reserves                                                  6,580                 4,288           3,293          (38,742)
     Accrued investment income                                          515                  (288)            541              472
     Net receivable/payable to Parent and affiliates                 13,509                   124         (98,339)         104,123
     Policy loans                                                      (774)                  (38)         (1,000)          (2,813)
     Deferred policy acquisition costs                             (122,572)              (12,601)        265,737           14,911
     Income taxes payable/receivable                                 (3,030)                 (464)         37,084            4,083
     Other, net                                                      (1,249)               (3,588)       (169,312)          77,400
                                                              -------------------   ---------------- ---------------- ---------------
Cash Flows From (Used in) Operating Activities                       42,754                 5,116        (127,793)         192,952
                                                              -------------------   ---------------- ---------------- ---------------
CASH FLOWS USED IN INVESTING ACTIVITIES:
   Proceeds from the sale/maturity of
     fixed maturities available for sale                             75,101               131,628         367,263          390,816
   Payments for the purchase of
     fixed maturities available for sale                           (103,237)             (135,885)       (388,053)        (462,820)
   Proceeds from the sale of shares in equity securities             39,920                10,955          34,220           25,228
   Payments for the purchase of shares in equity
securities and dividend reinvestments                               (25,951)              (24,809)        (49,713)         (55,430)
   Short-term investments, net                                      (39,587)                    -               -                -
   Other short-term investments, net                                      -                 1,019          26,958            9,518

                                                              -------------------   ---------------- ---------------- ---------------
Cash Flows Used in Investing Activities                             (53,754)              (17,092)         (9,325)         (92,688)
                                                              -------------------   ---------------- ---------------- ---------------
CASH FLOWS (USED IN) FROM FINANCING ACTIVITIES:
   Capital contribution                                                   -                 2,183         259,720           48,000
   Decrease in future fees payable to ASI, net                      (80,393)              (63,343)        (91,223)        (137,982)
   Securities sold under agreements to repurchase                    20,850                     -               -                -
   Net increase in short-term borrowing                              71,000                35,000               -                -
   Pay down of surplus notes                                              -                     -         (34,000)         (15,000)
   Stock-based compensation                                              55                     -               -                -
   Deferred compensation program                                       (360)                    -               -                -
   Deposits to contract owner accounts                               42,361               155,034         192,263          276,827
   Withdrawals from contract owner accounts                        (153,384)              (63,357)       (164,964)        (130,476)
   Change in contract owner accounts, net of
investment earnings                                                  82,853               (77,809)         27,631         (154,271)
                                                              -------------------   ---------------- ---------------- ---------------
Cash Flows (Used in) From Financing Activities                      (17,018)              (12,292)        189,427         (112,902)
                                                              -------------------   ---------------- ---------------- ---------------

   Net (decrease) increase in cash and cash equivalents             (28,018)              (24,268)         52,309          (12,638)
   Change in foreign currency translation, net                            -                   947            (970)            (103)
   Cash and cash equivalents, beginning of period                    28,018                51,339               -           12,741
                                                              -------------------   ---------------- ---------------- ---------------
                                                              -------------------   ---------------- ---------------- ---------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                        $         -           $    28,018       $  51,339        $       -
                                                              ===================   ================ ================ ===============
                                                              ===================   ================ ================ ===============
   Income taxes paid (received)                                 $       877           $        13       $ (40,823)       $ (43,130)
                                                              ===================   ================ ================ ===============
                                                              ===================   ================ ================ ===============
   Interest paid (received)                                     $    14,454           $    (7,788)      $  23,967        $  56,831
                                                              ===================   ================ ================ ===============

                                            See Notes to Consolidated Financial Statements

     The purchase method of accounting was used to record the fair values of assets acquired and liabilities assumed by Prudential
       Financial, Inc. and "pushed-down" to the Company. This accounting will most notably result in decreased amortization and depreciation reported in future periods. Accordingly, the accompanying financial statements of the Company, when indirectly wholly-owned by Skandia Insurance Company Ltd., and the Company, currently indirectly wholly-owned by Prudential Financial, Inc., are not comparable in many material respects.
American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

1.   BUSINESS

American  Skandia Life Assurance  Corporation  (the  "Company"),  with its principal  offices in Shelton,  Connecticut,  is an indirect wholly-owned subsidiary of Prudential Financial,  Inc. ("Prudential  Financial").  On December 19, 2002, Skandia Insurance Company Ltd.
(publ)  ("SICL"),  an insurance  company  organized  under the laws of the Kingdom of Sweden,  and the ultimate  parent  company of the
Company prior to May 1, 2003,  entered into a definitive  purchase  agreement  with  Prudential  Financial,  a New Jersey  corporation, whereby  Prudential  Financial  would  acquire the  Company and certain of its  affiliates  (the  "Acquisition").  On May 1, 2003,  the initial phase of the Acquisition was consummated.  This included  Prudential  Financial  acquiring 90% of Skandia U.S. Inc.'s ("SUSI"), an indirect parent of the Company,  outstanding  common stock. On September 9, 2003,  Prudential  Financial  acquired the remaining 10%
of SUSI's outstanding common stock for $165 million (see Notes 4 and 6 for additional information on the Acquisition).

The Company develops long-term savings and retirement  products,  which are distributed through its affiliated  broker/dealer  company,
American Skandia Marketing,  Incorporated.  The Company currently issues variable deferred and immediate  annuities for individuals and groups in the United States of America and its territories.

Prior to April 30, 2003, the Company had a 99.9%  ownership in Skandia Vida,  S.A. de C.V.  ("Skandia  Vida") which is a life insurance company  domiciled in Mexico.  Skandia Vida had total  shareholders'  equity of $5.0 million as of December 31, 2002 and had  generated losses of $2.2  million,  $2.7 million and $2.6 million for the four months ended April 30, 2003 and years ended  December 31, 2002 and
2001,  respectively.  As part of the  Acquisition,  the Company sold its  ownership  interest in Skandia Vida to SICL on April 30, 2003 for $4.6 million.  This transaction resulted in a loss of $422 thousand.

American Skandia,  Inc. ("ASI"), the direct parent of the Company,  intends to make additional capital contributions to the Company, as needed,  to enable it to comply with its reserve  requirements  and fund  expenses in  connection  with its  business.  The Company has complied with the National Association of Insurance  Commissioner's  ("NAIC") Risk-Based Capital ("RBC") reporting requirements and has total  adjusted  capital well above  required  capital.  The Company  expects to maintain  statutory  capital  between 310% and 330% of
Company Action Level Risk Based Capital.  Generally,  ASI is under no obligation to make such  contributions and its assets do not back the benefits  payable under the Company's  policyholder  contracts.  The Company  received  capital  contributions of $0, $2.2 million,
$259.7  million and $48.0  million  during the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended
December  31, 2002 and 2001,  respectively.  Of this,  $0, $1.3  million,  $4.5  million and $2.5  million,  respectively,  was used to support its investment in Skandia Vida.

The  Company is engaged  in a business  that is highly  competitive  because  of the large  number of stock and mutual  life  insurance companies and other entities engaged in marketing insurance products, and individual and group annuities.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation
The consolidated  financial  statements include the accounts of the Company and until April 30, 2003, its ownership interest in Skandia
Vida. The  consolidated  financial  statements have been prepared in accordance with accounting  principles  generally  accepted in the
United States ("U.S. GAAP").

Use of estimates
The  preparation  of financial  statements in conformity  with U.S. GAAP requires  management to make  estimates and  assumptions  that affect the reported  amounts of assets and  liabilities,  in particular  deferred  policy  acquisition  costs ("DAC") and future policy benefits,  and  disclosure of contingent  assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

Investments
Fixed  maturities  classified as "available  for sale" are carried at estimated fair value.  The amortized cost of fixed  maturities is written down to estimated  fair value if a decline in value is  considered  to be other than  temporary.  See the  discussion  below on realized  investment  gains and losses for a description of the accounting for impairment  adjustments.  Unrealized gains and losses on fixed maturities "available for sale" are included in "Accumulated other comprehensive (loss) income", net of income taxes.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Equity  securities,  trading,  as of the date of the Acquisition,  the Company changed its  classification of equity securities held in support  of a  deferred  compensation  plan from  available-for-sale  to  trading.  New  management  made this  decision  to align with
Prudential  Financial's  accounting  policy.  Prior to May 1, 2003,  these equity  securities were carried at estimated fair value with unrealized  gains and  losses  included  in  "Accumulated  other  comprehensive  (loss)  income",  net of income  taxes.  These  equity securities were fair valued on May 1, 2003 under purchase accounting and, therefore, there was no income statement impact for the change in  classification.  Such  investments are now carried at fair value with changes in unrealized gains and losses reported in the Consolidated  Statements of Operations and Comprehensive  Income,  as a component of "Other income".  The cost of equity securities is written down to estimated  fair value when a decline in value is considered to be other than  temporary.  See the  discussion  below on realized investment gains and losses for a description of the accounting for impairment adjustments.

Policy loans are carried at unpaid principal balances.

Short-term  investments  consist of highly  liquid debt  instruments  with a maturity of greater than three months and less than twelve months when purchased.  These  investments are carried at amortized cost, which because of their short-term  nature,  approximates fair value.

Other short-term  investments  consist of the Company's  investment in derivatives  held for purposes other than trading.  Prior to May
2003, the Company entered into derivative  instruments,  which consisted of equity put option contracts,  for risk management purposes, and not for  trading  or  speculation.  The  Company  economically  hedged the  guaranteed  minimum  death  benefit  ("GMDB")  exposure associated with equity market  fluctuations.  As the equity markets decline,  the Company's  exposure to future GMDB claims  increases.
Conversely,  as the equity markets increase,  the Company's  exposure to future GMDB claims  decreases.  The claims exposure is reduced by the market value effect of the option contracts purchased.

Based on criteria described in Statement of Financial  Accounting  Standards ("SFAS") No. 133,  "Accounting for Derivative  Instruments
and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS  133"),  the  Company's  fair value hedges did not qualify as "effective" hedges and, therefore,  hedge accounting was not applied.  Accordingly,  the derivative investments were carried at fair value with changes in unrealized  gains and losses being recorded in income as those changes  occurred.  As such, both realized and unrealized gains and losses are reported in the Consolidated  Statements of Operations and Comprehensive  Income, as a component of
"Realized investment (losses) gains, net".

The Company has had no  outstanding  derivative  positions  since May 17, 2003.  As of December 31, 2002,  the  accumulated  difference between  cost and market  value on the  Company's  derivatives  was an  unrealized  gain of $1.4  million.  The amount of realized  and unrealized  gains (losses) on the Company's  derivatives  recorded  during the eight months ended December 31, 2003,  four months ended
April 30,  2003 and years ended  December  31, 2002 and 2001 was ($516)  thousand,  ($8.8)  million  $31.8  million and $12.0  million, respectively.

Realized investment  (losses) gains, net are computed using the specific  identification  method.  Costs of fixed maturities and equity securities  are adjusted  for  impairments,  which are declines in value that are  considered  to be other than  temporary.  Impairment adjustments are included in "Realized  investment  (losses) gains, net" for fixed maturities and "Other income" for equity  securities.
In evaluating whether a decline in value is other than temporary,  the Company considers several factors including,  but not limited to the following:  (1) whether the decline is substantial;  (2) the duration (generally greater than six months);  (3) the reasons for the decline in value (credit event,  interest related or market fluctuation);  (4) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (5) the financial condition of and near-term prospects of the issuer.

Cash and cash equivalents
Cash and cash  equivalents  include  cash on hand,  amounts  due from banks,  money  market  instruments,  and other debt issues with a maturity of three months or less when purchased.

Valuation of business acquired
As a result of purchase  accounting,  the Company reports a financial asset  representing the valuation of business acquired  ("VOBA").
VOBA  represents  the present  value of future  profits  embedded in acquired  insurance and annuity  contracts.  VOBA is determined by estimating  the net present value of future cash flows from the  contracts in force at the date of  acquisition.  Future  positive cash flows  generally  include fees and other charges  assessed to the  contracts as long as they remain in force as well as fees  collected upon  surrender,  if applicable,  while future negative cash flows include costs to administer  contracts,  and benefit  payments.  The
Company  amortizes VOBA over the effective life of the acquired  contracts.  VOBA is amortized in proportion to estimated gross profits arising from the contracts and anticipated future experience,  which is evaluated  regularly.  The effect of changes in estimated gross profits on  unamortized  VOBA is reflected in "General,  administrative  and other  expenses" in the period such  estimates of expected future profits are revised.
American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Deferred policy acquisition costs
The costs that vary with and that are related  primarily to the  production of new  insurance and annuity  business are deferred to the extent  such costs are  deemed  recoverable  from  future  profits.  Such  costs  include  commissions,  costs of policy  issuance  and underwriting, and variable expenses.  DAC is subject to recoverability testing at the end of each accounting period.

Policy  acquisition costs are deferred and amortized over the expected life of the contracts  (approximately 25 years) in proportion to estimated gross profits arising  principally from investment  results,  mortality and expense margins,  and surrender  charges based on historical and  anticipated  future  experience,  which is updated  periodically.  The effect of changes to estimated  gross profits on unamortized deferred  acquisition costs is reflected in "General  administrative and other expenses" in the period such estimated gross profits are revised.  The deferred  policy  acquisition  cost asset was assigned a fair value of zero,  net of tax, as part of purchase accounting.

As asset growth rates,  during 2002 and 2001,  were far below the Company's  long-term  assumption,  the  adjustment to the  short-term asset  growth rate had risen to a level,  before  being  capped,  that in  management's  opinion was  excessive  in the current  market environment.  Based on an analysis of those short-term  rates, the related  estimates of future gross profits and an impairment  study, management of the Company  determined that the short-term  asset growth rate should be reset to the level of the long-term  growth rate expectation as of September 30, 2002.  This resulted in an acceleration of amortization of approximately $206.0 million.

Throughout 2002, the Company also updated its future estimated gross profits with respect to certain mortality  assumptions  reflecting actual experience and the decline in the equity markets resulting in additional increased amortization of approximately $72.0 million.

Securities sold under agreements to repurchase
Securities  sold under  agreements  to  repurchase  are treated as financing  arrangements  and are carried at the amounts at which the securities will be  subsequently  reacquired,  including  accrued  interest,  as specified in the respective  agreements.  Assets to be repurchased are the same, or  substantially  the same, as the assets  transferred and the  transferor,  through right of  substitution, maintains  the right and ability to redeem the  collateral  on short  notice.  The market  value of  securities  to be  repurchased  is monitored and additional  collateral is obtained,  where  appropriate,  to protect  against  credit  exposure.  The Company's  policies require a minimum of 100% of the fair value of securities purchased under repurchase agreements to be maintained as collateral.

Securities  repurchase  agreements are used to generate net investment  income.  These instruments are short-term in nature (usually 30 days or less).  Securities  sold under  repurchase  agreements are  collateralized  principally by cash. The carrying  amounts of these instruments  approximate  fair value because of the  relatively  short period of time between the  origination of the  instruments  and their expected realization.

Separate account assets and liabilities
Separate  account assets and liabilities are reported at estimated fair value and represent  segregated  funds,  which are invested for certain  policyholders and other customers.  The assets consist of equity securities,  fixed maturities,  short-term  investments,  and cash and cash  equivalents.  The assets of each account are legally  segregated  and are generally not subject to claims that arise out of any other business of the Company.  Investment  risks  associated  with market value changes are borne by the  customers,  except to the extent of minimum  guarantees made by the Company with respect to certain  accounts.  The investment income and gains or losses for separate  accounts  generally  accrue to the  policyholders  and are not included in the  Consolidated  Statements  of  Operations  and
Comprehensive  Income.  Mortality,  policy administration and surrender charges on the accounts are included in "Policy charges and fee income".  Asset management fees calculated on account assets are included in "Asset management fees".

"Separate  account assets" are  predominately  shares in American  Skandia Trust co-managed by American  Skandia  Investment  Services,
Incorporated  ("ASISI") and Prudential  Investments  LLC, which utilizes  various fund managers as  sub-advisors.  The remaining assets are shares in other mutual funds,  which are managed by independent  investment  firms. The contract holder has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds.  The investment risk on the variable  portion of a contract is borne by the contract  holder,  except to the extent of any  guarantees  by the Company,  which are not separate  account liabilities.  Fixed options with minimum  guaranteed  interest rates are also  available.  The Company bears the credit risk associated with the investments that support these fixed options.

Included in "Separate  account  liabilities"  are reserves of $1.8 billion at December 31, 2003 and 2002  relating to deferred  annuity investment  options for which the  contract  holder is  guaranteed a fixed rate of return.  These  reserves  are  calculated  using the
Commissioners  Annuity Reserve  Valuation Method.  "Separate account assets" of $1.8 billion at December 31, 2003 and 2002,  consisting of fixed maturities, equity securities, short-term securities, cash and cash equivalents, accrued investment
American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

income,  accrued liabilities and amounts due to/from the General Account,  are held in support of these annuity  obligations,  pursuant to state regulation.

Included in the general account,  within "Policyholders'  account balances",  is the difference between the statutory liability,  which is held in the separate account, and the U.S. GAAP liability associated with the guaranteed, fixed rate investment options.

Other assets and other liabilities
"Other  assets"  consists  primarily  of deferred  purchase  credits.  "Other  liabilities"  consists  primarily  of accrued  expenses, technical overdrafts and a liability to the participants of a deferred compensation plan.

The Company provides sales  inducements to contract  holders,  which primarily include an up-front bonus added to the contract holder's initial deposit for certain  annuity  contracts.  These costs are deferred and recognized in "Other  assets".  They are amortized using the same methodology and assumptions used to amortize DAC. The  amortization  expense is included as a component of "Interest  credited to policyholders' account balances".

Prior to May 1, 2003, the Company  deferred  certain bonus credits  applied to contract holder  deposits.  The credit was reported as a contract  holder  liability  within  "Separate  account  liabilities"  and the  deferred  expense was reported as a component of "Other assets".  As the contract  holder must keep the contract  in-force for 10 years to earn the bonus  credit,  the Company  amortized  the deferred  expense on a straight-line  basis over 10 years.  If the contract holder  surrenders the contract or the contract holder dies prior to the end of 10 years,  the bonus  credit is returned to the  Company.  This  component  of the bonus  credit was  amortized  in proportion to expected  surrenders and mortality.  As of December 31, 2003 and 2002, the unearned  performance  credit asset was $0 and
$83.3  million,  respectively.  The deferred  bonus  credit  asset was  assigned a fair value of zero,  net of tax, as part of purchase accounting.  Updated versions of the Company's core products no longer contain this feature.

"Other assets" also consists of state  insurance  licenses.  Licenses to do business in all states have been  capitalized and reflected at the  purchase  price of $4.0  million at December  31,  2003.  Due to the  adoption of SFAS No. 142  "Accounting  for  Goodwill  and
Intangible  Assets",  the cost of the  licenses is no longer being  amortized  but is subjected  to an annual  impairment  test.  As of
December 31, 2003, the Company estimated the fair value of the state insurance  licenses to be in excess of book value and,  therefore, no impairment charge was required.

Contingencies
Amounts  related to  contingencies  are  accrued if it is probable  that a  liability  has been  incurred  and an amount is  reasonably estimable.

Insurance revenue and expense recognition
Revenues for variable  deferred annuity  contracts  consist of charges against  contract owner account values or separate  accounts for mortality  and expense  risks,  administration  fees,  surrender  charges and an annual  maintenance  fee per  contract.  Revenues  for mortality and expense risk charges and  administration  fees are recognized as assessed against the contract  holder.  Surrender charge revenue is recognized when the surrender  charge is assessed against the contract holder at the time of surrender.  Annual  maintenance fees are earned ratably throughout the year.

Benefit  reserves for the variable  investment  options on annuity  contracts  represent  the account  value of the  contracts  and are included in "Separate account liabilities".

Revenues for variable  immediate  annuity and  supplementary  contracts  with life  contingencies  consist of certain  charges  against contract owner account values  including  mortality and expense risks and  administration  fees.  These charges and fees are recognized as revenue as assessed against the contract holder.  Benefit reserves for variable  immediate annuity  contracts  represent the account value of the contracts and are included in "Separate account liabilities".

Revenues for the market value adjusted fixed  investment  option on annuity  contracts  consist of separate account  investment  income reduced by amounts  credited to the contract  holder for interest.  This net spread is included in "Net  investment  income  (loss)" on the Consolidated  Statements of Operations and Comprehensive  Income.  Benefit reserves for these contracts represent the account value of the contracts plus a market value  adjustment,  and are included in the general  account  "Policyholders'  account  balances" to the extent in excess of the separate account assets, typically for the market value adjustment at the reporting date.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenues for fixed immediate annuity and fixed  supplementary  contracts without life  contingencies  consist of net investment income.
Revenues for fixed  immediate  annuity  contracts  with life  contingencies  consist of single premium  payments  recognized as annuity considerations  when received.  Benefit reserves for these contracts are based on applicable  actuarial standards with assumed interest rates that vary by issue year and are  included in the general  account  "Policyholders'  account  balances".  Assumed  interest  rates ranged from 6.25% to 8.25% at December 31, 2003 and 2002.

Revenues for variable life insurance  contracts  consist of charges  against  contract  owner account  values or separate  accounts for mortality and expense risk fees,  administration  fees, cost of insurance fees,  taxes and surrender  charges.  Certain  contracts also include charges against  premium to pay state premium taxes.  All of these charges are recognized as revenue when assessed  against the contract  holder.  Benefit  reserves for variable  life  insurance  contracts  represent  the account  value of the  contracts  and are included in "Separate account liabilities".

Certain  annuity  contracts  provide  the  holder a  guarantee  that the  benefit  received  upon  death will be no less than a minimum prescribed  amount that is based upon a combination  of net deposits to the  contract,  net deposits to the contract  accumulated  at a specified rate or the highest  historical account value on a contract  anniversary.  To the extent the GMDB exceeds the current account value at the time of death,  the  Company  incurs a cost that is recorded as  "Policyholders'  benefits"  for the period in which death occurs.

Premiums,  benefits and expenses are stated net of reinsurance  ceded to other companies.  Estimated  reinsurance  recoverables and the cost of reinsurance  are recognized  over the life of the reinsured  policies using  assumptions  consistent with those used to account for the underlying policies.

Foreign currency translation adjustments
The  financial  position and results of  operations  of Skandia Vida were measured  using local  currency as the  functional  currency.
Assets and liabilities  were  translated to U.S.  dollars at the exchange rate in effect at the end of the period.  Revenues,  benefits and other expenses were translated at the average rate prevailing during the period.  Cumulative  translation  adjustments arising from the use of differing  exchange rates from period to period were charged or credited  directly to "Other  comprehensive  (loss) income."
The cumulative effect of changes in foreign exchange rates was included in "Accumulated other comprehensive (loss) income".

Asset management fees
In accordance with an agreement with ASISI, the Company  receives fee income  calculated on policyholder  account balances  invested in the American  Skandia Trust.  In addition,  the Company  receives fees calculated on policyholder  account  balances  invested in funds managed by companies  other than ASISI.  Asset  management  fees are  recognized as income when earned.  These revenues are recorded as
"Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income.

Reinsurance
The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements  provide additional capacity for growth in  supporting  the cash flow strain  from the  Company's  variable  annuity  and  variable  life  insurance  business.  The reinsurance is effected under quota share contracts.

At December  31, 2003 and 2002,  in  accordance  with the  provisions  of the  modified  coinsurance  agreements,  the Company  accrued approximately  $3.8 million and $5.4 million,  respectively,  for amounts receivable from favorable  reinsurance  experience on certain blocks of variable annuity business.

Income taxes
Prior to the acquisition of SUSI by Prudential  Financial,  the Company was included in the  consolidated  federal income tax return of
SUSI and filed  separate  state income tax returns.  Due to provisions in the Internal  Revenue Code,  the Company will not be eligible to join in the filing of the Prudential  Financial  consolidated  federal  income tax return until 2009. As a result,  the Company will file a separate federal tax return through 2008.  In addition, the Company will continue to file separate state income tax returns.

Deferred  income taxes are  generally  recognized,  based on enacted  rates,  when assets and  liabilities  have  different  values for financial  statement  and tax  reporting  purposes.  A valuation  allowance  is recorded to reduce a deferred tax asset to that portion that is expected to more likely than not be realized.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Future fees payable to ASI
In a series of  transactions  with ASI,  the  Company  sold  certain  rights to receive a portion of future fees and  contract  charges expected to be realized on  designated  blocks of deferred  annuity  contracts.  The  proceeds  from the sales have been  recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method.

Stock-based compensation
In 2003, Prudential Financial issued stock-based  compensation  including stock options,  restricted stock,  restricted stock units and performance  shares.  Effective  January 1, 2003,  Prudential  Financial changed its accounting for employee stock options to adopt the fair value  recognition  provisions of SFAS No. 123 "Accounting for Stock-Based  Compensation,"  as amended,  prospectively for all new awards  granted to  employees  on or after  January 1, 2003.  Accordingly,  results of  operations  of the Company for the eight months ended ended December 31, 2003, include costs of $106 thousand associated with stock-based  compensation issued by Prudential  Financial to certain  employees and  non-employees  of the Company and the  Consolidated  Statements of Financial  Position at December 31, 2003,
includes a reduction  in equity for  deferred  compensation.  Prior to January 1, 2003,  Prudential  Financial  accounted  for employee
stock  options  using  the  intrinsic   value  method  of  APB  No.  25  "Accounting  for  Stock  Issued  to  Employees,"  and  related interpretations.  Under this method,  Prudential Financial and the Company did not recognize any stock-based  compensation costs as all options granted had an exercise price equaled to the market value of Prudential Financial's Common Stock on the date of grant.

New accounting pronouncements
In July 2003,  the  Accounting  Standards  Executive  Committee  ("AcSEC") of the American  Institute of Certified  Public  Accountants
("AICPA")  issued Statement of Position ("SOP") 03-01,  "Accounting and Reporting by Insurance  Enterprises for Certain  Nontraditional
Long-Duration  Contracts and for Separate  Accounts." AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60,  "Accounting and Reporting by Insurance  Enterprises," and SFAS No. 97, "Accounting and Reporting by Insurance
Enterprises  for Certain  Long-Duration  Contracts  and for Realized  Gains and Losses from the Sale of  Investments"  and the need for interpretive  guidance to be developed in three areas:  separate account presentation and valuation;  the accounting  recognition given sales inducements (bonus interest,  bonus credits,  persistency bonuses); and the classification and valuation of certain long-duration contract liabilities.

The most  significant  accounting  implications  of the SOP are as follows:  (1)  reporting  and measuring  assets and  liabilities  of separate account  products as general account assets and liabilities  when specified  criteria are not met; (2) reporting and measuring seed money in separate  accounts as general  account assets based on the insurer's  proportionate  beneficial  interest in the separate account's  underlying  assets;  (3) capitalizing  sales  inducements that meet specified  criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing  deferred  acquisition  costs, but immediately  expensing those sales  inducements  accrued or credited if such  criteria are not met; (4)  recognizing  contractholder  liabilities  for: (a) modified guaranteed  (market  value  adjusted)  annuities  at accreted  balances  that do not include the then current  market  value  surrender adjustment,  (b) two-tier annuities at the lower  (non-annuitization)  tier account value, (c) persistency  bonuses at amounts that are not reduced for expected  forfeitures,  (d) group pension  participating and similar general account "pass through"  contracts that are not accounted for under SFAS No. 133 at amounts based on the fair value of the assets or index that  determines the  investment  return pass through;  (5)  establishing  an  additional  liability  for GMDB and similar  mortality and morbidity  benefits only for contracts determined  to have  mortality  and  morbidity  risk that is other than  nominal  and when the risk  charges  made for a period are not proportionate to the risk borne during that period;  and (6) for contracts  containing an annuitization  benefits contract feature,  if such contract feature is not accounted for under the provisions of SFAS No. 133  establishing an additional  liability for the contract feature if the present  value of expected  annuitization  payments at the expected  annuitization  date  exceeds the  expected  account balance at the expected annuitization date.

The Company will adopt the SOP effective  January 1, 2004.  The effect of initially  adopting this SOP will be reported as a cumulative effect  of a change  in  accounting  principle  in the 2004  results  of  operations,  which  the  Company  expects  to be a charge  of approximately  $22 million before taxes or approximately  $14 million,  net of taxes. This charge is caused primarily by an increase in reserves for GMDB relating to our individual  variable annuity contracts and the impact of converting  certain  individual market value adjusted annuity ("MVA") contracts from separate account accounting treatment to general account accounting treatment.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In June 2001, the Financial  Accounting  Standards  Board (the "FASB")  issued SFAS No. 142,  "Goodwill and Other  Intangible  Assets."
SFAS No. 142 requires  that an  intangible  asset  acquired  either  individually  or with a group of other  assets shall  initially be recognized  and  measured  based on fair  value.  An  intangible  asset with a finite  life is  amortized  over its useful  life to the reporting entity;  an intangible asset with an indefinite  useful life,  including  goodwill,  is not amortized.  All intangible assets shall be tested for impairment in accordance with the statement.

The Company  applied the new rules on the  accounting  for  goodwill  and other  intangible  assets in the first  quarter of 2002.  The adoption of SFAS 142 did not have a significant impact on the Company's financial statements.

Effective April 1, 2001, the Company  adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of Interest Income and
Impairment  on Purchased  and Retained  Beneficial  Interests in  Securitized  Financial  Assets."  Under the  consensus,  investors in certain  asset-backed  securities are required to record changes in their estimated yield on a prospective  basis and to evaluate these securities  for an other than  temporary  decline in value.  If the fair value of the  asset-backed  security  has  declined  below its carrying  amount and the decline is determined  to be other than  temporary,  the security is written down to fair value.  The adoption of EITF Issue 99-20 did not have a significant effect on the Company's financial statements.

Effective  January 1, 2001,  the Company  adopted  SFAS No. 133.  Derivative  instruments  held by the Company  consisted of equity put option  contracts  utilized to manage the economic  risks  associated  with GMDB.  These  derivative  instruments  were carried at fair value.  Realized and unrealized gains and losses were reported in the Consolidated  Statements of Operations and  Comprehensive  Income
as a component  of "Realized  investment  (losses)  gains,  net".  The  adoption of SFAS No. 133 did not have a material  effect on the
Company's financial statements.

Reclassifications
Certain amounts in the prior years have been reclassified to conform to the current year presentation.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

3.   INVESTMENTS

Fixed Maturities and Equity Securities:
The following tables provide additional information relating to fixed maturities and equity securities as of December 31:

                                                                              2003
                                                 ----------------------------------------------------------------
                                                                    Gross            Gross
                                                  Amortized       unrealized       unrealized       Estimated
                                                     cost           gains            losses         fair value
                                                 -------------   --------------   --------------  ---------------
                                                                         (in thousands)
Fixed maturities available for sale
Bonds:
  U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                                        $ 101,843       $    115          $   (500)     $  101,458

    States, municipalities and political
subdivisions                                         164,590             47            (1,434)        163,203

    Mortgage-backed securities                         2,638              9                 -           2,647

    Public utilities                                  11,192             47              (123)         11,116

    All other corporate bonds                        147,442            501            (1,136)        146,807

                                                 -------------   --------------   --------------  --------------
Total fixed maturities available for sale          $ 427,705       $    719          $ (3,193)     $  425,231
                                                 =============   ==============   ==============  ==============

Equity securities trading                          $  54,792       $  4,866          $   (173)     $   59,485
                                                 =============   ==============   ==============  ==============

                                                                              2002
                                                 ---------------------------------------------------------------
                                                                    Gross            Gross
                                                   Amortized      unrealized       unrealized       Estimated
                                                     cost            gains           losses        fair value
                                                 --------------  --------------   --------------  --------------
                                                                         (in thousands)
Fixed maturities available for sale
Bonds:
  U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                                        $ 257,969       $   15,658       $       -       $ 273,627

    States, municipalities and political                 253                9              (1)            261
subdivisions

    Mortgage-backed securities                        13,000                -             (78)         12,922

    Public utilities                                   6,093              376             (18)          6,451

    All other corporate bonds                        102,107            3,255             (22)        105,340

                                                 --------------  --------------   --------------  --------------
Total fixed maturities available for sale          $ 379,422       $   19,298       $    (119)      $ 398,601
                                                 ==============  ==============   ==============  ==============

Equity securities available for sale               $  52,017       $     136        $    (384)      $  51,769
                                                 ==============  ==============   ==============  ==============

American Skandia Life Assurance Corporation
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Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

3.   INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2003 is shown below:

                                                        Available for sale
                                               --------------------------------------
                                                  Amortized           Estimated
                                                     cost             fair value
                                               -----------------  -------------------
                                                          (in thousands)

        Due in one year or less                  $      21,412      $      21,424

        Due after one year through five years          239,186            238,777

        Due after five years through ten years         149,879            148,020

        Due after ten years                             14,590             14,363

        Mortgage-backed securities                       2,638              2,647
                                               -----------------  -------------------

        Total                                    $     427,705      $     425,231
                                               =================  ===================

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds  from the sale of fixed  maturities  available  for sale during the eight  months ended  December 31, 2003,  four months ended
April 30, 2003 and years ended  December 31, 2002 and 2001,  were $7.7 million,  $129.0  million,  $367.2  million and $386.8  million, respectively.  Proceeds  from the maturity of fixed  maturities  available  for sale during the eight  months ended  December 31, 2003, four months ended April 30, 2003, and years ended December 31, 2002 and 2001, were $67.4 million,  $2.6 million,  $50 thousand and $4.0 million,  respectively.  Gross gains of $430 thousand,  $5.6 million, $8.2 million and $8.9 million, and gross losses of $386 thousand,
$150  thousand,  $4.5  million,  and $4.4 million were  realized on those sales during the eight months ended  December 31, 2003,  four months ended April 30, 2003, and years ended December 31, 2002 and 2001, respectively.

Due to the application of purchase  accounting on May 1, 2003, all fixed maturities and equity  securities,  which are in an unrealized loss  position as of December  31, 2003,  have been in such a position  for less than 12 months as of December  31, 2003.  Based on the above information in conjunction with other factors as outlined in our policy  surrounding  other than temporary  impairments (see Note
2), we have concluded that an adjustment  for other than  temporary  impairments is not warranted at December 31, 2003.  Writedowns for impairments  which were deemed to be other than  temporary  for equity  securities  was $3.8  million for the year ended  December  31,
2002.  There were no writedowns during the other periods.

As of the date of the  Acquisition,  the  Company  changed  its  classification  of equity  securities  held in  support  of a deferred compensation  plan from  available-for-sale  to  trading.  New  management  made this  decision  to align with  Prudential  Financial's accounting  policy.  These equity  securities were fair valued on May 1, 2003 under purchase  accounting and,  therefore,  there was no income  statement  impact for the change in  classification.  Such investments are now carried at fair value with changes in unrealized gains and losses reported in the Consolidated Statements of Operations and Comprehensive Income, as a component of "Other income".

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

3.   INVESTMENTS (continued)

Investment Income and Investment Gains and Losses

Net investment income (loss) arose from the following sources for the eight months ended December 31, 2003, four months ended April
30, 2003, and years ended December 31, 2002 and 2001:

                                                    Successor                         Predecessor
                                               --------------------- ----------------------------------------------

                                                Eight months ended    Four months ended
                                                December 31, 2003      April 30, 2003       2002          2001
                                               --------------------- ----------------------------------------------
                                                                         (in thousands)

  Fixed maturities - available for sale               $     7,547         $    5,342        $ 18,015    $  18,788
  Fixed, market value adjusted investment                  20,713             (6,350)            482        8,873
return
  Equity securities - available for sale                        -                412             809          622
  Policy loans                                                335                101             403          244
  Short-term investments and cash equivalents                 230                319           1,116          909
                                               --------------------- ----------------------------------------------
  Gross investment income (loss)                           28,825               (176)         20,825       29,436
       Less:  investment expenses                          (2,118)            (1,113)         (2,410)      (2,128)
                                               --------------------- ----------------------------------------------
  Net investment income (loss)                        $    26,707         $   (1,289)       $ 18,415    $  27,308
                                               ===================== ==============================================

Realized  investment  (losses) gains,  net including  charges for other than temporary  reductions in value, for the eight months ended
December 31, 2003, four months ended April 30, 2003, and years ended December 31, 2002 and 2001 were from the following sources:

                                                   Successor                         Predecessor
                                             ----------------------------------------------------------------------

                                              Eight months ended    Four months ended      2002          2001
                                               December 31, 2003      April 30, 2003
                                             ----------------------------------------------------------------------
                                                                        (in thousands)

  Fixed maturities                                 $       44            $    5,465        $  3,746    $  4,462
  Equity securities - available for sale                    -                  (809)        (13,362)     (3,534)
  Derivatives                                            (516)               (8,835)         31,803      12,027
  Sale of Skandia Vida                                      -                  (422)              -           -
  Other                                                     -                     -               2           -
                                             ----------------------------------------------------------------------

  Realized investment (losses) gains, net          $     (472)           $   (4,601)       $ 22,189    $ 12,955
                                             ======================================================================

Net Unrealized Investment Gains (Losses)

Net unrealized  investment  gains (losses) on securities  available for sale are included in the  Consolidated  Statements of Financial
Position as a component  of  "Accumulated  other  comprehensive  (loss)  income."  Changes in these  amounts  include  reclassification adjustments  to exclude from "Other  comprehensive  (loss)  income," those items that are included as part of "Net income" for a period that also had been part of "Other  comprehensive  (loss) income" in earlier  periods.  The amounts for the years ended December 31, net of tax, are as follows:

American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------

3.                                                                       INVESTMENTS (continued)

                                                                                                 Accumulated
                                                                                                    other
                                                                                                comprehensive
                                                                                                income (loss)
                                                                                   Deferred    related to net
                                                Unrealized gains     Foreign      income tax     unrealized
                                                  (losses) on        currency     (liability)    investment
                                                  investments      translation      benefit    gains (losses)
                                               ------------------ -------------- ------------------------------
                                                                       (in thousands)
Balance, January 1, 2001 (Predecessor)           $       1,569       $     126      $   (592)     $    1,103
Net investment losses on investments arising
during the period                                         (401)              -           140            (261)
Reclassification adjustment for gains included
in net income                                              (22)              -             8             (14)
Net investment losses on foreign currency
translation during the period                                -            (103)           36             (67)
                                               ------------------ -------------- --------------- --------------

Balance, December 31, 2001 (Predecessor)                 1,146              23          (408)            761
Net investment gains on investments arising
during the period                                       16,053               -        (5,619)         10,434
Reclassification adjustment for losses
included in net income                                   1,732               -          (606)          1,126
Net investment losses on foreign currency
translation during the period                                -            (969)          339            (630)
                                               ------------------ -------------- ------------------------------

Balance, December 31, 2002 (Predecessor)                18,931            (946)       (6,294)         11,691
Net investment gains on investments arising
during the period                                        3,861               -        (1,345)          2,516
Reclassification adjustment for gains included
in net income                                           (5,231)              -         1,831          (3,400)
Net investment gains on foreign currency
translation during the period                                -             946          (331)            615
                                               ------------------ -------------- ------------------------------

Balance, April 30, 2003 (Predecessor)                   17,561               -        (6,139)         11,422
Acquisition purchase accounting adjustments            (17,561)              -         6,139         (11,422)
                                               ------------------ -------------- ------------------------------
Balance, May 1, 2003 opening balance sheet
(Successor)                                                  -               -             -               -
Net investment losses on investments arising
during the period                                       (2,474)              -           875          (1,599)
                                               ------------------ -------------- ------------------------------
Balance, December 31, 2003 (Successor)           $      (2,474)      $       -      $    875      $   (1,599)
                                               ================== ============== ==============================

The table below presents unrealized gains (losses) on investments by asset class at December 31,

                                                       2003                 2002                 2001
                                                  ----------------    ------------------   ------------------
                                                                        (in thousands)
    Fixed maturities                                $  (2,474)           $   19,179          $     5,949
    Equity securities, available for sale                   -                  (248)              (4,803)
                                                  ----------------    ------------------   ------------------

    Unrealized gains on investments                 $  (2,474)           $   18,931          $     1,146
                                                  ================    ==================   ==================

Securities Pledged and Special Deposits
The Company pledges  investment  securities it owns to  unaffiliated  parties  through  securities sold under  agreements to repurchase transactions.  At December 31, 2003 and 2002,  the carrying  value of fixed  maturities  available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position were $20.4 million and $0, respectively.

Fixed  maturities  of $4.9  million and $4.8  million at December 31, 2003 and 2002,  respectively,  were on deposit with  governmental authorities or trustees as required by certain insurance laws.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

4.   PURCHASE PRICE AND INTEGRATION

Prudential  Financial's  acquisition of SUSI was accounted for by applying the purchase method of accounting prescribed by Statement of
Financial  Accounting  Standards No. 141. The purchase  accounting  adjustments have been "pushed-down" to the Company,  as applicable.
Accordingly,  the assets and liabilities  assumed of SUSI and its wholly owned  subsidiaries,  including the Company,  were recorded at their fair values as of the date of acquisition.  The most  significant  adjustments  related to the value of the unamortized DAC asset being  assigned a value of zero,  the future fees payable to ASI liability  was  decreased by $256.6  million and an asset for VOBA was established  for $440.1  million.  The  allocation of the purchase  price  attributed to the Company at May 1, 2003, was as follows (in thousands):

Total investments at market value                        $      479,046
Cash and cash equivalents                                        28,018
VOBA                                                            440,130
Other assets at fair value                                      352,235
Separate account assets                                      22,311,085
Policyholder account balances                                  (167,505)
Other liabilities at fair value                                (644,379)
Separate account liabilities                                (22,311,085)
                                                         --------------
   Total purchase price                                  $      487,545
                                                         ==============

Included  in  other  liabilities  above  is an  accrual  of  approximately  $55  million  representing  costs  relating  to  severance, consolidation  of leased office space and other exit costs  expected to be incurred as a result of the  integration of the Company with
Prudential  Financial,  of which $10 million has been paid through  December 31, 2003. The integration is expected to continue  through the first quarter of 2005.  Currently,  the distribution,  marketing and product development  functions as well as many administrative, support,  and control  functions have been combined and assimilated.  Key management from both  organizations  have been retained,  and all major  decisions  related to the integration  have been  communicated.  In 2004,  integration  efforts will focus on  consolidating systems platforms and operating functions.  Thus far, the integration of the Company is proceeding as planned.

5.   DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended December 31, 2002 and 2001 are as follows:

                                                      Successor                      Predecessor
                                                   --------------- -------------------------------------------------

                                                     Eight months    Four months
                                                    ended December ended April 30,
                                                       31, 2003          2003            2002           2001
                                                   --------------- -------------------------------------------------
                                                                           (in thousands)
 Balance, beginning of period                         $         -     $  1,117,544    $  1,383,281   $  1,398,192
Capitalization of commissions, sales and issue
expenses                                                  126,891           69,723         244,322        209,136
Amortization                                               (4,319)         (57,122)       (510,059)      (224,047)

                                                   ----------------------------------------------------------------
Balance, end of period                                $   122,572     $  1,130,145    $  1,117,544   $  1,383,281
                                                   ================================================================

The DAC asset was assigned a fair value of zero on May 1, 2003, net of tax, as part of purchase accounting.

6.   VALUATION OF BUSINESS ACQUIRED

VOBA represents the present value of future profits  embedded in the acquired  contracts.  The VOBA is determined by estimating the net present value of future cash flows  expected to result from  contracts in force at the date of the  transaction.  Future  positive cash flows include fees and other  charges  assessed to the  contracts  for as long as they remain in force as well as fees  collected  upon surrender,  while future negative cash flows include costs to administer the contracts,  and benefit payments  including payments under the GMDB  provisions  of the  contracts.  VOBA will be amortized  over the overall  expected  life of the  contracts in  proportion  to estimated gross profits arising  principally from investment results,  mortality and expense margins,  and surrender charges based upon historical and estimated future experience, which is updated periodically.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

6.   VALUATION OF BUSINESS ACQUIRED (continued)

The GMDB  feature  provides  annuity  contract  holders  with a  guarantee  that the  benefit  received at death will be no less than a prescribed  minimum  amount.  This minimum  amount is generally  based on the net deposits paid into the contract and, for greater than
80% of the business in force as of December 31, 2003,  this minimum  guarantee is applicable  only for the first ten contract  years or until a  specified  attained  age.  To the extent that the GMDB is higher  than the  current  account  value at the time of death,  the
Company incurs a cost. This results in increased  annuity policy benefits in periods of declining  financial  markets and in periods of stable financial markets following a decline.  Previously,  accounting  literature did not prescribe the recognition of a liability for the expected  future net costs  associated  with GMDB  provisions.  However,  effective  January 1, 2004, we will adopt SOP 03-01 which requires us to record such a liability  based on  application  of an expected  benefit ratio to  "cumulative  assessments"  through the balance sheet date,  and then  subtracting  "cumulative  excess  payments"  from that date. We currently  estimate this liability to be approximately  $3.0 million based on the difference  between the "cumulative  assessments" and "cumulative  excess  payments"  measured from May 1, 2003,  the date of  acquisition.  In our periodic  evaluation  of  unamortized  VOBA and DAC  associated  with our variable annuity  business,  we considered  the expected net costs  associated  with the GMDB in our  calculation of expected gross profits from this  business.  Accordingly,  the effect of  establishing  the GMDB reserve  related to this business  will be partially  offset by an estimated increase of approximately $1.0 million in unamortized VOBA and DAC, resulting in higher future amortization.

In addition to  establishing a liability  associated with the GMDB feature,  SOP 03-01 requires a change in valuation and  presentation of our liability  associated with the market value adjustment ("MVA") feature contained in certain annuity  contracts.  The MVA feature requires the Company to pay to the contract  holder upon surrender the accreted value of the fund as well as a market value  adjustment based on the  crediting  rates on the contract  surrendered  compared to crediting  rates on newly issued  contracts.  Currently,  this liability is reflected at market value,  which  considers the effects of unrealized  gains and losses in contract value  resulting from changes in  crediting  rates.  Upon  adoption  of SOP 03-01,  the  Company  will  reclassify  this  liability  from  "Separate  account liabilities" to  "Policyholders'  account  balances" and reduce it to reflect  accreted value,  which excludes the effect of unrealized gains and losses in contract value  resulting from changes in crediting  rates.  However,  in valuing the VOBA  established at the date of acquisition,  we considered the effect of unrealized  gains and losses in contract value  associated  with annuities  containing the
MVA feature on future cash flows.  As a result,  the  reduction in the  liability  for the MVA feature will result in a net decrease in
VOBA of  approximately  $130.0 million,  and lower future  amortization.  We currently  estimate the net income statement impact of the reduction in liability  associated with the MVA feature to be  approximately  $20.0 million,  which primarily  represents the impact of changes in crediting  rates from May 1, 2003,  the date of the  Acquisition,  through  January 1, 2004, the date of the adoption of SOP
03-01.

Details of VOBA and related interest and gross amortization for the eight months ended December 31, 2003 is as follows (in thousands):

                   Balance, May 1, 2003                                      $      440,130
                   Interest                                                          16,077
                   Amortization                                                     (54,038)
                                                                             ---------------
                   Balance, December 31, 2003                                $      402,169
                                                                             ==============

Estimated future net amortization of VOBA as of December 31, 2003 is as follows (in thousands):

                              2004                              $       68,301
                              2005                                      59,587
                              2006                                      50,914
                              2007                                      42,756
                              2008                                      36,025
                              2009 and thereafter                      144,586
                                                                --------------
                                 Total                          $      402,169
                                                                ==============

The following table provides  estimated  future  amortization of VOBA,  including the effect of adoption of SOP 03-01,  for the periods indicated (in thousands):

                              2004                              $       45,907
                              2005                                      40,050
                              2006                                      34,221
                              2007                                      28,737
                              2008                                      24,213
                              2009 and thereafter                       97,181
                                                                --------------
                                 Total                          $      270,309
                                                                ==============
American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

7.   REINSURANCE

The Company cedes  insurance to other insurers in order to fund the cash strain  generated from  commission  costs on current sales and to limit its risk  exposure.  The Company uses  modified  coinsurance  reinsurance  arrangements  whereby the  reinsurer  shares in the experience of a specified  book of business.  These  reinsurance  transactions  result in the Company  receiving  from the reinsurer an upfront  ceding  commission on the book of business  ceded in exchange for the reinsurer  receiving in the future,  a percentage of the future fees  generated  from that book of business.  Such transfer does not relieve the Company of its primary  liability and, as such, failure of  reinsurers to honor their  obligation  could result in losses to the Company.  The Company  reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

The effect of  reinsurance  for the eight months ended  December 31, 2003,  four months ended April 30, 2003,  and years ended December
31, 2002 and 2001 was as follows (in thousands):

        Eight months ended December 31, 2003 (Successor)                Gross          Ceded           Net
                                                                    --------------- ------------- --------------
        Policy charges and fee income                               $   264,835     $   (22,880)  $   241,955
        Policyholders' benefits                                     $    43,246     $       434   $    43,680
        General, administrative and other expenses                  $   162,116     $    (2,143)  $   159,973

        Four months ended April 30, 2003 (Predecessor)
        Policy charges and fee income                               $   120,392     $   (11,179)  $   109,213
        Policyholders' benefits                                     $    24,355     $      (409)  $    23,946
        General, administrative and other expenses                  $   104,795     $    (7,155)  $    97,640

        2002 (Predecessor)
        Policy charges and fee income                               $   401,974     $   (38,554)  $   363,420
        Policyholders' benefits                                     $    60,440     $       (25)  $    60,415
        General, administrative and other expenses                  $   630,001     $     1,254   $   631,255

        2001 (Predecessor)
        Policy charges and fee income                               $   426,718     $   (35,024)  $   391,694
        Policyholders' benefits                                     $    (3,471)    $        92   $    (3,379)
        General, administrative and other expenses                  $   422,806     $    25,835   $   448,641

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

8.   INCOME TAXES

The components of income tax expense (benefit) for the eight months ended December 31, 2003, four months ended April 30, 2003 and years ended December 31, 2002 and 2001 are as follows:

                                                 Successor                          Predecessor
                                           ------------------------------------------------------------------------
                                            Eight months ended    Four months ended
                                             December 31, 2003      April 30, 2003        2002           2001
                                           ------------------------------------------------------------------------
                                                                       (in thousands)
Current tax (benefit) expense:
   U.S. and foreign                            $       (1,950)      $        (2,706)    $  (3,739)    $ (38,870)
   State and local                                        (22)                 (464)            -          (177)
                                           ------------------------------------------------------------------------
   Total                                               (1,972)               (3,170)       (3,739)      (39,047)
                                           ------------------------------------------------------------------------

Deferred tax expense (benefit):
   U.S. and foreign                                    51,475                (5,374)      (99,071)       46,215
   State and local                                        898                     -             -             -
                                           ------------------------------------------------------------------------
   Total                                               52,373                (5,374)      (99,071)       46,215
                                           ------------------------------------------------------------------------

Total income tax expense (benefit)             $       50,401       $        (8,544)    $(102,810)    $   7,168
                                           ========================================================================

The income tax expense  (benefit)  for the eight  months  ended  December  31,  2003,  four months ended April 30, 2003 and years ended
December  31, 2002 and 2001 differs from the amount  computed by applying  the expected  federal  income tax rate of 35% to income from operations before income taxes for the following reasons:

                                                 Successor                          Predecessor
                                           -------------------- ----------------------------------------------------

                                            Eight months ended    Four months ended
                                             December 31, 2003      April 30, 2003        2002           2001
                                           -------------------- ----------------------------------------------------
                                                                       (in thousands)

Expected federal income tax expense (benefit)  $       49,440        $        (263)     $ (93,823)    $  14,093
   Dividends received deduction                             -               (2,800)       (12,250)       (8,400)
   Loss on foreign subsidiary                               -               (5,374)           947           917
   Meals and entertainment                                490                  113            603           603
   State income taxes                                     570                 (301)             -           (62)
   Other                                                  (99)                  81          1,713            17
                                           ------------------------------------------------------------------------
   Total income tax expense (benefit)          $       50,401        $      (8,544)     $(102,810)    $   7,168
                                           ========================================================================

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                              2003                   2002
                                                        ------------------     ------------------
                                                                    (in thousands)
         Deferred tax assets
            Insurance reserves                            $    251,486           $    165,348
            Future fees payable to ASI                         104,816                 21,475
            Compensation reserves                               25,628                 20,603
            Net operating loss carry forward                         -                147,360
            Net unrealized losses on securities                    876                      -
            Other                                                9,316                  6,530
                                                        ------------------     ------------------

            Deferred tax assets                                392,122                361,316
                                                        ------------------     ------------------

         Deferred tax liabilities
            VOBA and deferred acquisition costs, net          (133,750)              (312,933)
            Net unrealized gains on fixed maturity
            securities                                               -                 (6,713)
            Other                                               (1,422)                (3,464)
                                                        ------------------     ------------------
            Deferred tax liabilities                          (135,172)              (323,110)
                                                        ------------------     ------------------

         Net deferred tax asset                           $    256,950           $     38,206
                                                        ==================     ==================
American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

8.   INCOME TAXES (continued)

Management  believes that based on its historical  pattern of taxable income,  the Company will produce sufficient income in the future to realize  its  deferred  tax assets.  It is intended  that the Company  will join in the  consolidated  federal  income tax return of
Prudential  Financial  once it becomes an  eligible  company.  A  valuation  allowance  would be  recorded  in the event of a change in management's assessment of the amount of the deferred tax asset that is realizable.

9.   STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial  statements in accordance with accounting  practices  prescribed or permitted by the State of Connecticut  Insurance  Department.  Prescribed  statutory  accounting practices include publications of the NAIC, as well as state laws,  regulations  and general  administrative  rules.  Statutory  accounting  practices  primarily  differ from U.S. GAAP by charging policy  acquisition costs to expense as incurred,  establishing  future policy benefit  liabilities using different  actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net loss of the Company  amounted to $13.7  million,  $192.5  million and $122.0  million,  for the years ended  December 31,
2003,  2002, and 2001,  respectively.  Statutory  surplus of the Company  amounted to $329.5 million and $280.0 million at December 31,
2003 and 2002, respectively.

In March 1998, the NAIC adopted the  Codification of Statutory  Accounting  Principles  guidance  ("Codification"),  which replaced the current  Accounting  Practices and  Procedures  manual as the NAIC's  primary  guidance on statutory  accounting as of January 1, 2001.
Codification  provided  guidance for areas where  statutory  accounting  had been silent and changed  current  statutory  accounting in certain areas.  The Company adopted the  Codification  guidance  effective  January 1, 2001. As a result of these changes,  the Company reported an increase to statutory surplus of $12.0 million.

In addition,  during 2001,  based on a  recommendation  from the State of Connecticut  Insurance  Department,  the Company  changed its statutory  method of  accounting  for its  liability  associated  with  securitized  variable  annuity  fees.  Under the new  method of accounting,  the liability for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable  annuity fees ceded under  reinsurance  contracts.  This equates to the statutory  liability at any valuation  date being equal to the  Commissioners  Annuity Reserve  Valuation  Method ("CARVM")  offset related to the securitized  contracts.  The impact of this change in accounting,  representing  the difference in the liability  calculated  under the old method versus the new method as of
January 1, 2001,  was  reported as a cumulative  effect of change in  accounting  benefit  recorded  directly in  statutory  surplus of approximately $20.2 million.

In 2001, the Company,  in agreement with the  Connecticut  Insurance  Department,  changed its reserving  methodology to recognize free partial  withdrawals  and to reserve on a "continuous"  rather than "curtate"  basis.  The impact of these  changes,  representing  the difference  in reserves  calculated  under the new  methods  versus the old  methods,  was  recorded  directly to surplus as changes in reserves on account of valuation basis.  This resulted in an increase to the unassigned deficit of approximately $40.5 million.

Effective  January 1, 2002, the Company  adopted  Statement of Statutory  Accounting  Principles No. 82,  "Accounting  for the Costs of
Computer  Software  Developed  or Obtained  for  Internal  Use and Web Site  Development  Costs"  ("SSAP  82").  SSAP 82  requires  the capitalization  of certain costs incurred in connection  with developing or obtaining  internal use software.  Prior to the adoption of
SSAP 82, the Company  expensed all internal use software  related costs as incurred.  The Company has identified and  capitalized  $5.9 million  of  costs  associated  with  internal  use  software  as of  January  1,  2002 and is  amortizing  the  applicable  costs on a straight-line  basis over a three year period.  The costs  capitalized as of January 1, 2002 resulted in a direct  increase to surplus.
Amortization expense for the years ended December 31, 2003 and 2002 was $2.9 million and $2.8 million, respectively.

Under various state  insurance  laws, the maximum amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from  operations.  For 2004,  no amounts may be distributed without prior approval.

The Company has sold  variable  annuity  contracts  containing  a GMDB feature  that reduce on a  dollar-for-dollar  basis when partial withdrawal occurs.  During 2003, the NAIC adopted a revision to Actuarial  Guideline XXXIV,  "Variable Annuity Guaranteed Death Benefit
Reserves",  that clarified how the  dollar-for-dollar  benefit should be considered in the calculation of the reserve.  The methodology the Company is following is acceptable under this Guideline and no additional reserves need to be held.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

10.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The  estimated  fair values  presented  below have been  determined  using  available  market  information  and by  applying  valuation methodologies.  Considerable  judgment is applied in  interpreting  data to develop the estimates of fair value.  Estimated fair values may not be realized in a current market exchange.  The use of different market assumptions and/or estimation  methodologies  could have a material  effect on the estimated fair values.  The following  methods and  assumptions  were used in calculating  the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Fixed maturities and Equity securities
Estimated  fair values for fixed  maturities  and equity  securities  are based on quoted market prices or estimates  from  independent pricing services.

Derivative financial instruments
The estimated fair value of derivative financial instruments is determined based on the current value of the underlying index.

Surplus notes
Fair value of surplus notes are determined based on a discounted cash flow basis with a projected payment of principal and all accrued interest at the maturity date (see Note 12 for payment restrictions).

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                          2003                               2002
                                            ---------------------------------------------------------------------
                                                                 Estimated                         Estimated
                                             Carrying value     fair value     Carrying value      fair value
                                            ---------------------------------------------------------------------
                                                                       (in thousands)
Financial assets:
   Fixed maturities                           $     425,231      $   425,231     $     398,601    $     398,601
   Equity securities                                 59,485           59,485            51,769           51,769
   Policy loans                                       8,371            8,371             7,559            7,559
   Short-term investments                            39,587           39,587                 -                -
   Other short-term investments                           -                -            10,370           10,370
   Cash and cash equivalents                              -                -            51,339           51,339
   Separate account assets                       25,817,612       25,817,612        21,905,613       21,905,613

Financial liabilities:
 Securities sold  under agreements to
 repurchase                                          20,850           20,850                 -                -
   Short-term borrowing                             116,000          116,000            10,000           10,000
   Surplus notes and accrued interest of
   $29.2  million in 2002                                 -                -           139,230          140,777

   Separate account liabilities                  25,817,612       25,817,612        21,905,613       21,905,613

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

11.  CONTINGENCIES AND LITIGATION

Contingencies
On an ongoing basis,  our internal  supervisory  and control  functions  review the quality of our sales,  marketing and other customer interface  procedures and practices and may recommend  modifications  or enhancements.  In certain cases, if appropriate,  we may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

The Company has received formal  requests for information  from regulators  including,  among others,  the New York Attorney  General's
Office and the  Securities  and Exchange  Commission in connection  with its variable  annuity  businesses.  The Company is cooperating with these inquiries and is conducting its own internal  review.  These matters could lead to proceedings  that result in disgorgement, fines or other sanctions.  The Company is unable to estimate its exposure, if any, at this time.

It is possible  that the results of  operations  or the cash flow of the Company in a particular  quarterly  or annual  period could be materially  affected as a result of payments in connection  with the matters  discussed above  depending,  in part, upon the results of operations or cash flow for such period.  Management  believes,  however,  that the ultimate payments in connection with these matters, after  consideration of applicable reserves and  indemnification,  should not have a material adverse effect on the Company's financial position.

Litigation
The  Company is subject to legal and  regulatory  actions  in the  ordinary  course of its  businesses,  including  class  actions  and individual  lawsuits.  Pending legal and regulatory  actions include  proceedings  relating to aspects of the businesses and operations that are specific to the Company and that are typical of the  businesses  in which the Company  operates.  Class action and  individual lawsuits involve a variety of issues and/or  allegations,  which include sales practices,  underwriting  practices,  claims payment and procedures,  premium charges,  policy servicing and breach of fiduciary duties to customers.  We are also subject to litigation arising out of our  general  business  activities,  such as our  investments  and third  party  contracts.  In  certain of these  matters,  the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

In recent years, a number of annuity  companies have been named as defendants in class action lawsuits  relating to the use of variable annuities  as funding  vehicles  for  tax-qualified  retirement  accounts.  The  Company is  currently a defendant  in one  lawsuit,  a purported  nationwide  class action  complaint,  filed in the United  States  District  Court for the Southern  District of New York in
December  2002,  Donovan v.  American  Skandia  Life Ass.  Corp.  et al. The  complaint  alleges  that the  Company  and certain of its affiliates  violated federal securities laws in marketing  variable  annuities and seeks injunctive relief and compensatory  damages in unspecified  amounts.  In July 2003,  the court granted the Company's  motion to dismiss the complaint  with  prejudice.  On August 29,
2003, Plaintiffs filed a notice of appeal of that decision with the United States Court of Appeals for the Second Circuit.

The Company's  parent and sole  shareholder,  ASI, is currently a named defendant in six purported  nationwide  class action  lawsuits.
Each of these lawsuits alleges that ASI and others violated  federal  securities laws in connection with late trading and market timing activities  and seeks  remedies,  including  compensatory  and  punitive  damages in  unspecified  amounts.  The cases are as  follows:
Lowinger v. Invesco  Advantage  Health  Sciences Fund, et al., filed in the United States  District Court for the Southern  District of
New York in December,  2003 and served on ASI in February,  2004;  Russo,  et al. v. Invesco  Advantage  Health  Sciences Fund, et al.,
filed in the United States  District Court for the Southern  District of New York in December,  2003,  this suit has not been served on
ASI; Lori Weinrib v. Invesco  Advantage  Health  Sciences  Fund, et al.,  filed in the United  States  District  Court for the Southern
District of New York in January,  2004,  this suit has not been served on ASI;  Erhlich v. Invesco  Advantage  Health  Sciences Fund et
al.,  filed in the United  States  District  Court for the  District  of  Colorado in  December,  2003,  this suit was served on ASI in
February,  2004;  Fattah v. Invesco  Advantage Health Sciences Fund, et al., filed in the United States District Court for the District of Colorado in December,  2003,  this suit has not been served on ASI. The Company  believes that these cases will be  consolidated  in
Multi-District litigation located in the Baltimore Division of the United States District Court for the District of Maryland.

The Company is also aware that ASI is a defendant  designated  as "Does  1-500" in a suit filed in October,  2003 in the United  States
District  Court for the Central  District of California  entitled Mike Sayegh v. Janus  Capital  Corporation,  et al. This suit alleges that various  defendants  engaged in improper late trading and market timing activities in various funds also named as defendants.  The complaint  further alleges that such  activities were in violation of California  Business and  Professional  Code Section 17200.  This
suit has not been  served  on ASI.  The  Company  believes  that this  suit may be  included  in the  Multi-District  action  discussed above.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

11.  CONTINGENCIES AND LITIGATION (continued)

The Company's  litigation is subject to many  uncertainties,  and given the complexity and scope, the outcomes cannot be predicted.  It is possible  that the results of  operations  or the cash flow of the  Company in a  particular  quarterly  or annual  period  could be materially  affected by an  ultimate  unfavorable  resolution  of pending  litigation  and  regulatory  matters.  Management  believes, however,  that the ultimate outcome of all pending litigation and regulatory  matters,  after  consideration of applicable reserves and indemnification, should not have a material adverse effect on the Company's financial position.

It should be noted that the judgments,  settlements and expenses associated with many of these lawsuits,  administrative and regulatory matters,  including the complaints described above, may, after satisfaction of certain retention requirements,  fall within the purview of SICL's  indemnification  obligations  to  Prudential  Financial  and its  subsidiaries  under the  terms of the  Acquisition.  Those obligations of SICL provide for  indemnification of certain  judgments,  settlements,  and costs and expenses  associated with lawsuits and other claims against the Company  ("matters"),  and apply only to matters,  or groups of related  matters,  for which the costs and expenses  exceed $25 thousand  individually.  Those  obligations  only apply to such costs and expenses  that exceed $10 million in the aggregate,  subject to reduction for insurance  proceeds,  certain accruals and any tax benefit  applicable to such amounts,  and those obligations do not apply to the extent that such aggregate exceeds $1 billion.

12.  RELATED PARTY TRANSACTIONS

Affiliated Asset Management Fee Income
In accordance with an agreement with ASISI, the Company  receives fee income  calculated on policyholder  account balances  invested in the American Skandia Trust.  Income received from ASISI related to this agreement was $43.7 million,  $19.0 million,  $67.4 million and
$78.0  million for the eight months ended  December  31, 2003,  four months ended April 30, 2003 and years ended  December 31, 2003 and
2002,  respectively.  These  revenues  are  recorded as "Asset  management  fees" in the  Consolidated  Statements  of  Operations  and
Comprehensive Income.

Cost Allocation Agreements with Affiliates
Certain  operating  costs  (including  rental of office space,  furniture,  and  equipment)  have been charged to the Company at cost by
American Skandia  Information  Services and Technology  Corporation  ("ASIST"),  an affiliated  company.  ASLAC signed a written service agreement  with ASIST for these  services  executed  and  approved by the  Connecticut  Insurance  Department  in 1995.  This  agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.

Allocated  depreciation expense was $4.2 million,  $2.2 million,  $7.4 million and $8.8 million for the eight months ended December 31,
2003,  four months ended April 30, 2003, and years ended  December 31, 2002 and 2001,  respectively.  Allocated  lease expense was $4.6 million,  $2.0 million,  $5.8 million and $6.5 million for the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended  December  31,  2002 and 2001,  respectively.  Allocated  sub-lease  rental  income,  recorded as a reduction  to lease expense, was $1.2 million, $622 thousand,  $738 thousand,  $30 thousand for the eight months ended December 31, 2003, four months ended
April 30, 2003 and years ended December 31, 2002 and 2001,  respectively.  Assuming that the written  service  agreement  between ASLAC and ASIST continues  indefinitely,  ASLAC's allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2003 are as follows (in thousands):

                                                                       Lease         Sub-Lease
                                                                  ---------------- --------------
                                  2004                            $     9,357      $     2,248
                                  2005                                  9,227            2,200
                                  2006                                  8,890            2,135
                                  2007                                  8,890            1,962
                                  2008                                  8,890            1,589
                                  2009 and thereafter                  20,254            6,034
                                                                  -----------      -----------
                                  Total                           $    65,508      $    16,168
                                                                  ===========      ===========

Beginning  in 1999,  the  Company  was  reimbursed  by its  affiliate  American  Skandia  Marketing,  Incorporated  ("ASM") for certain distribution  related costs  associated  with the sales of variable  annuities  from  revenues ASM receives  under a 12b-1 plan of AST.
Under this agreement,  the expenses reimbursed were $4.9 million,  $2.1 million,  $8.3 million, $6.6 million for the eight months ended
December  31,  2003,  four months ended April 30, 2003 and years ended  December  31, 2002 and 2001,  respectively.  As of December 31,
2003 and 2002, amounts receivable under this agreement were approximately $554 thousand and $458 thousand, respectively.

American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

12.  RELATED PARTY TRANSACTIONS (continued)

The Company has granted ASISI a  non-exclusive  license to use all future  intellectual  capital  developed by the Company  relating to certain support services  programs and work, and the Company  provides certain services to ASISI relating to the programs.  The Company has a written  Licensing  of Know How and Service  Agreement  with ASISI  regarding  this license and the  provision  of services.  The
Agreement  was  approved  by the  Connecticut  Insurance  Department  on January 5, 1996 and  amended  by  informational  filing to the
Connecticut  Insurance Department on September 2, 1998. ASISI paid $1.6 million,  $1.7 million,  $6.1 million and $4.3 million to ASLAC during the eight  months  ended  December 31,  2003,  four months  ended April 30,  2003,  and years ended  December 31, 2002 and 2001, respectively, pursuant to the agreement.

The Company and ASM have a written Service Agreement,  approved by the Connecticut  Insurance Department on September 13, 1996, whereby
ASM pays,  on behalf of the  Company,  information  consulting  fees payable in  connection  with the sale of the  Company's  insurance products.  The Company  reimburses  ASM for ASM's payment of such fees on the  Company's  behalf.  The Company paid ASM $21.4  million,
$9.6 million,  $34.2 million and $32.7 million during the eight months ended  December 31, 2003,  four months ended April 30, 2003, and years ended  December 31, 2002 and 2001,  respectively,  pursuant to the  agreement.  This  Agreement  will  automatically  continue in effect from year to year.  This Agreement may be terminated upon 30-calendar days' written notice to the other party.

The Company pays  commissions  and certain other fees to ASM in  consideration  for ASM's  marketing and  underwriting of the Company's products,  which commissions and fees are paid by ASM to unaffiliated  broker-dealers who sell the Company's products.  Commissions and fees paid by the Company to ASM during the eight months ended  December  31,  2003,  four months ended April 30, 2003,  and years ended
December 31, 2002 and 2001 were $136.5 million, $46.0 million, $193.4 million and $193.1 million, respectively.

Debt Agreements
Short-term borrowing
The Company had a $10.0 million  short-term  loan payable to ASI at December 31, 2003 and 2002 as part of a revolving  loan  agreement.
The loan had an interest  rate of 1.71% and matured on January 30,  2004.  The loan was  subsequently  rolled over with a new  interest rate of 1.48% and a new maturity  date of April 30, 2004.  The total related  interest  expense to the Company was $116  thousand,  $60 thousand,  $271 thousand and $522 thousand for the eight months ended  December 31, 2003,  four months ended April 30, 2003,  and years ended  December 31, 2002 and 2001,  respectively.  Accrued  interest  payable was $29 thousand and $10 thousand as of December 31, 2003 and 2002, respectively.

On January 3, 2002, the Company  entered into a $150.0 million credit  facility with ASI. This credit  facility  terminates on December
31, 2005 and bears  interest at the offered rate in the London  interbank  market  (LIBOR) plus 0.35 percent per annum for the relevant interest period.  Interest  expense related to these  borrowings was $534 thousand,  $56 thousand and $2.2 million for the eight months ended December 31, 2003,  four months ended April 30, 2003 and year ended  December 31, 2002. As of December 31, 2003 and 2002,  $106.0
million and $0 was outstanding  under this credit  facility.  Accrued interest payable was $153 thousand and $0 as of December 31, 2003 and 2002, respectively.

Surplus notes
The Company had issued  surplus  notes to ASI in exchange for cash.  On May 1, 2003,  the Company  converted  all  outstanding  surplus notes to paid in capital as part of the  Acquisition.  The  conversion  included  the  principal  amount of $110.0  million and related interest of $32.2  million.  Surplus  notes  outstanding  as of December 31, 2002 was $110.0  million.  Interest  expense for the eight months  ended  December 31, 2003,  four months  ended April 30, 2003 and years ended  December 31, 2002 and 2001 was $0, $3.0  million,
$10.9 million and $13.0  million,  respectively.  Payment of interest and repayment of principal for these notes was subject to certain conditions  and required  approval by the Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2003 and 2002, $0 and
$29.2 million, respectively, of accrued interest on surplus notes was not permitted for payment under these criteria.

Future fees payable to ASI
In a series of  transactions  with ASI,  the  Company  sold  certain  rights to receive a portion of future fees and  contract  charges expected to be realized on designated blocks of deferred annuity contracts.

The proceeds from the sales have been recorded as a liability and are being  amortized  over the remaining  surrender  charge period of the designated  contracts  using the interest  method.  The Company did not sell the right to receive future fees and charges after the expiration of the surrender charge period.

In connection with these sales, ASI, through special purpose trusts,  issued  collateralized  notes in private  placements,  which were secured by the rights to receive future fees and charges  purchased from the Company.  As part of the Acquisition,  the notes issued by
ASI were repaid.
American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

12.  RELATED PARTY TRANSACTIONS (continued)

Under the terms of the securitization  purchase  agreements,  the rights sold provide for ASI to receive a percentage (60%, 80% or 100%
depending on the underlying  commission  option) of future mortality and expense charges and contingent  deferred sales charges,  after reinsurance,  expected to be realized  over the  remaining  surrender  charge  period of the  designated  contracts  (generally  6 to 8 years).  As a result of purchase  accounting,  the  liability was reduced to reflect the  discounted  estimated  future  payments to be made and has been subsequently  reduced by amortization  according to a revised  schedule.  If actual mortality and expense charges and contingent  deferred sales charges are less than those projected in the original  amortization  schedules,  calculated on a transaction by transaction basis, ASI has no recourse against the Company.

The Company has determined,  using  assumptions for lapses,  mortality,  free withdrawals and a long-term fund growth rate of 8% on the
Company's assets under management,  that the discounted  estimated future payments to ASI would be $337.1 million and $429.8 million as of December 31, 2003 and 2002, respectively.

On April 12, 2002, the Company  entered into a new  securitization  purchase  agreement with ASI. This  transaction  covers  designated blocks of business  issued from November 1, 2000 through  December 31, 2001.  The estimated  present value of the  transaction at April
12, 2002, using a discount rate of 6.00%, was $101.7 million.

Payments,  representing fees and charges in the aggregate amount,  of $94.3 million,  $50.5 million,  $186.8 million and $207.7 million were made by the Company to ASI during the eight  months  ended  December  31,  2003,  four months ended April 30, 2003 and years ended
December  31, 2002 and 2001,  respectively.  Related  expense  (income) of $11.1  million,  ($11.6)  million,  $828  thousand and $59.9 million has been included in the  Consolidated  Statements of Operations and  Comprehensive  Income for the eight months ended December
31, 2003, four months ended April 30, 2003 and years ended December 31, 2002 and 2001, respectively.

The  Commissioner  of the State of  Connecticut  has approved the transfer of future fees and charges;  however,  in the event that the
Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to restrict the payments due to ASI, into a restricted account, under the Purchase Agreement subject to certain terms and conditions.

The present values of the transactions as of the respective effective date were as follows (dollars in thousands):

                                Closing      Effective        Contract Issue         Discount      Present
             Transaction          Date          Date              Period               Rate         Value
         ------------------- ------------- ------------- ------------------------ ------------- -------------

                1996-1         12/17/96        9/1/96       1/1/94 - 6/30/96           7.5%      $   50,221
                1997-1          7/23/97        6/1/97       3/1/96 - 4/30/97           7.5%          58,767
                1997-2         12/30/97       12/1/97       5/1/95 - 12/31/96          7.5%          77,552
                1997-3         12/30/97       12/1/97       5/1/96 - 10/31/97          7.5%          58,193
                1998-1          6/30/98        6/1/98       1/1/97 - 5/31/98           7.5%          61,180
                1998-2         11/10/98       10/1/98       5/1/97 - 8/31/98           7.0%          68,573
                1998-3         12/30/98       12/1/98       7/1/96 - 10/31/98          7.0%          40,128
                1999-1          6/23/99        6/1/99       4/1/94 - 4/30/99           7.5%         120,632
                1999-2         12/14/99       10/1/99      11/1/98 - 7/31/99           7.5%         145,078
                2000-1          3/22/00        2/1/00       8/1/99 - 1/31/00           7.5%         169,459
                2000-2          7/18/00        6/1/00       2/1/00 - 4/30/00          7.25%          92,399
                2000-3         12/28/00       12/1/00       5/1/00 - 10/31/00         7.25%         107,291
                2000-4         12/28/00       12/1/00       1/1/98 - 10/31/00         7.25%         107,139
                2002-1          4/12/02        3/1/02      11/1/00 - 12/31/01         6.00%         101,713

American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

12.  RELATED PARTY TRANSACTIONS (continued)

Future  amortization  of future fees payable to ASI as of December  31, 2003,  according  to a revised  amortization  schedule,  are as follows (in thousands):

                                          Year         Amount
                                     -------------- ------------
                                     -------------- ------------

                                          2004      $   107,283
                                          2005           87,446
                                          2006           64,619
                                          2007           36,361
                                          2008           11,421
                                          2009              749
                                                    -----------
                                          Total     $   307,879
                                                    ===========

13.  LEASES

The Company entered into an eleven-year  lease agreement for office space in Westminster,  Colorado,  effective  January 1, 2001. Lease expense for the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended December 31, 2002 and 2001 was
$1.7 million, $899 thousand,  $2.6 million and $1.6 million,  respectively.  Sub-lease rental income was $297 thousand,  $129 thousand,
$227 thousand and $0 for the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended December 31, 2002 and 2001.  Future  minimum lease  payments and sub-lease  receipts per year and in aggregate as of December 31, 2003 are as follows (in thousands):

                                                                       Lease           Sub-Lease
                                                             ----------------- -----------------
                                   2004                          $    2,634         $      455
                                   2005                               2,691                190
                                   2006                               2,691                  -
                                   2007                               2,704                  -
                                   2008                               2,838                  -
                                   2009 and thereafter                8,279                  -
                                                                 ----------         ----------
                                   Total                         $   21,837         $      645
                                                                 ==========         ==========

14.  EMPLOYEE BENEFITS

On July 1, 2003, the Company's  employees  transitioned  from SICL's  benefit plans to Prudential  Financial's.  Prudential  sponsors a noncontributory  defined benefit pension plan that covers  substantially all of the Company's  employees.  Benefits are generally based on career average earnings and credited length of service.  Prudential  Financial's  funding policy is to contribute annually an amount necessary to satisfy the Internal Revenue Service contribution guidelines.

Prudential  plans also provide  certain life  insurance and health care benefits for its retired  employees,  their  beneficiaries  and covered dependents.  The health-care plan is contributory; the life insurance plan is noncontributory.

The costs relating to the aforementioned benefit plans amounted to $3.1 million for the eight months ended December 31, 2003.

Prior to May 1, 2003, the Company had a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company provides  a 50%  match  on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's salary).  Additionally,  the Company may contribute  additional amounts based on profitability of the Company and certain of its  affiliates.  Expenses  (income)  related to this program for the eight months ended December 31, 2003, four months ended April 30,
2003, and years ended December 31, 2002 and 2001 were ($70)  thousand,  $425  thousand,  $719 thousand and $2.7 million,  respectively.
Company  contributions to this plan on behalf of the participants were $4 thousand,  $896 thousand,  $921 thousand and $2.5 million for the eight months ended December 31, 2003, four months ended April 30, 2003, and years ended December 31, 2002 and 2001, respectively.

Prior to July 1, 2003,  the Company had a deferred  compensation  plan,  which is  available to the field  marketing  staff and certain other  employees.  (Income)  expenses related to this program for the eight months ended December 31, 2003, four months ended April 30,
2003,  and the  years  ended  December  31,  2002 and  2001  were  ($41)  thousand,  $279  thousand,  $3.5  million  and $1.6  million, respectively.  Company  contributions to this plan on behalf of the  participants  were $27 thousand,  $126 thousand,  $5.3 million and
$1.7 million for the eight months ended  December  31, 2003,  four months ended April 30, 2003,  and years ended  December 31, 2002 and
2001, respectively.
American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

14.  EMPLOYEE BENEFITS (continued)

The  Company  and certain  affiliates  cooperatively  have a long-term  incentive  program  under which units are awarded to  executive officers and other  personnel.  This plan will terminate in March 2004.  Prior to May 1, 2003, the Company and certain  affiliates also had a profit sharing  program,  which benefits all employees  below the officer  level.  These programs  consist of multiple plans with new plans instituted each year.  Generally,  participants  must remain employed by the Company or its affiliates at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these units was
$1.2 million and $7.1 million as of December  31, 2003 and 2002,  respectively.  (Income)  expenses  related to these  programs for the eight  months  ended  December  31,  2003,  four months  ended April 30,  2003 and years ended  December  31, 2002 and 2001 were ($468)
thousand,  $249  thousand,  $1.5 million and ($9.8)  million,  respectively.  Payments  under these  programs were $1.0  million,  $4.7 million,  $8.0 million and $8.4 million for the eight months ended December 31, 2003,  four months ended April 30, 2003 and years ended
December 31, 2002 and 2001, respectively.

15.  CONTRACT WITHDRAWAL PROVISIONS

Approximately 99% of the Company's  separate account  liabilities are subject to discretionary  withdrawal by contract owners at market value or with  market  value  adjustment.  Separate  account  assets,  which  are  carried  at fair  value,  are  adequate  to pay such withdrawals, which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

16.  RESTRUCTURING CHARGES

On March 22, 2001 and  December  3, 2001,  the Company  announced  separate  plans to reduce  expenses  to better  align its  operating infrastructure  with the current  investment  market  environment.  As part of the two plans,  the  Company's  workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially  all areas of the Company.  Estimated  pre-tax severance  benefits of $8.5 million have been charged  against 2001  operations  related to these  reductions.  These charges have been reported in the  Consolidated  Statements of Income as a component of  Underwriting,  Acquisition and Other Insurance  Expenses.  As of
December 31, 2003 and 2002,  the remaining  restructuring  liability,  relating  primarily to the December 3, 2001 plan, was $0 and $12 thousand, respectively.

17.  SEGMENT REPORTING

Assets under management and sales for products other than variable  annuities have not been significant  enough to warrant full segment disclosures as required by SFAS 131,  "Disclosures  about Segments of an Enterprise and Related  Information," and the Company does not anticipate  that they  will be so in the  future  due to  changes  in the  Company's  strategy  to focus on its core  variable  annuity business.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

18.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2003 and 2002 are summarized in the table below:

                                               Predecessor                            Successor
                                      -----------------------------------------------------------------------------
                                       Three months    One month     Two months    Three months    Three months
                                           ended         ended          ended          ended           ended
                                      -----------------------------------------------------------------------------
                                      -----------------------------------------------------------------------------
                                         March 31       April 30       June 30     September 30     December 31
                                      -----------------------------------------------------------------------------
                                      -----------------------------------------------------------------------------
2003                                                               (in thousands)
----
Total revenues                          $   104,470    $  30,059     $    89,807    $   126,498    $     133,294
Total benefits and expenses                 124,243       11,036          52,837         72,227           83,278
(Loss) income from operations before
income taxes                                (19,773)      19,023          36,970         54,271           50,016
Net (loss) income                           (11,554)      19,348          25,184         37,183           28,489

                                                            Three months ended (Predecessor)
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------
                                                March 31       June 30      September 30    December 31
                                              -------------------------------------------------------------
2002                                                                 (in thousands)
----
Total revenues                                  $  120,767   $   141,815    $    155,888    $     89,044
Total benefits and expenses                        111,604       172,792         360,685         130,500
Income (loss) from operations before income
taxes                                                9,163       (30,977)       (204,797)        (41,456)
Net income (loss)                                    7,460       (19,231)       (132,043)        (21,443)

19.  EVENT (UNAUDITED) SUBSEQUENT TO DATE OF AUDITOR'S REPORT

With  respect to the formal  requests  for  information  from  regulators  referred to in Note 11 above,  the Company has  expanded the disclosure in its variable annuity  prospectuses  concerning its policies and procedures  regarding market timing.  The formal requests for  information  referred  to in Note 11 and  subsequent  discussions  with the  regulators  have  focused on the  Company's  previous disclosures relating to these policies and procedures.

                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                           SEPARATE ACCOUNT B

                                                    Report of Independent Auditors

To the Board of Directors of American Skandia Life Assurance Corporation and the Contractowners of American Skandia Life Assurance
Corporation Variable Account B:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the American Skandia
Life Assurance Corporation Variable Account B at December 31, 2003, the results of each of their operations and the changes in each of their net assets for the periods then ended, in conformity with accounting principles generally accepted in the United States of
America.  These financial statements are the responsibility of American Skandia Life Assurance Corporation's management; our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the
Funds, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 31, 2004

                                          Report of Independent Auditors

To the Contractowners of
     American Skandia Life Assurance Corporation
     Variable Account B and the
     Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation

We have  audited  the  accompanying  statement  of assets and  liabilities  and  contractowners'  equity of the one hundred twenty-four  sub-accounts of American Skandia Life Assurance  Corporation Variable Account B (the Account),
referred  to in Note 1, as of December  31,  2002,  and the related  statements  of  operations  and changes in net assets for each of the two years in the period then ended.  These financial  statements are the  responsibility  of the Account's  management.  Our responsibility is to express an opinion on these financial  statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by  correspondence  with the fund managers,  or by other appropriate  auditing  procedures where  replies from fund managers were not received.  An audit also includes  assessing the  accounting  principles used  and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial  statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the one hundred  twenty-four  subaccounts  of American  Skandia Life  Assurance  Corporation
Variable  Account B, referred to in Note 1, at December 31, 2002,  and the results of their  operations and changes in their net assets for each of the two years in the period then ended in  conformity  with  accounting  principles generally accepted in the United States.

                                                                                /s/Ernst & Young LLP

Hartford, Connecticut
March 25, 2003

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------     -----------------------------------------------------------------------------------------------

                                             ASSETS                                                                                                   LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            Alger All-Cap Growth Portfolio - 80,007,805 shares ( cost $383,687,932)                          $ 396,838,714      Payable to American Skandia Trust                                                $ 102,028,337
            Alliance/Bernstein Growth + Value Portfolio - 6,970,949 shares ( cost $55,967,226)                  63,296,213      Payable to Gartmore Funds                                                              583,955
            Alliance Growth Portfolio - 27,620,349 shares ( cost $198,739,509)                                 230,629,919      Payable to INVESCO Variable Investment Funds                                           439,080
            Alliance Growth & Income Portfolio - 102,025,602 shares ( cost $1,709,985,916)                   1,806,873,422      Payable to Prudential Funds                                                             89,446
            American Century Income and Growth Portfolio - 24,911,601 shares ( cost $255,306,552)              297,693,630      Payable to Wells Fargo Variable Trust                                                   77,102
                                                                                                                                                                                                           --------------------
            American Century International Growth I Portfolio - 30,962,789 shares ( cost $313,885,425)         371,863,101                                Total Liabilities                                      $ 103,217,921
                                                                                                                                                                                                           --------------------
            American Century Strategic Balanced Portfolio - 17,563,907 shares ( cost $208,929,927)             226,925,680
            Cohen amp; Steers Real Estate Portfolio - 22,024,680 shares ( cost $232,654,422)                      284,338,615
            DeAm Bond Portfolio - 1,903,150 shares ( cost $19,816,119)                                          20,097,266
            DeAm Global Allocation Portfolio - 23,497,147 shares ( cost $284,665,265)                          260,113,420
            DeAm International Equity Portfolio - 12,489,204 shares ( cost $112,680,026)                       139,254,627
            DeAm Large-Cap Growth Portfolio - 3,334,197 shares ( cost $30,317,255)                              34,108,834
            DeAm Large-Cap Value Portfolio - 7,135,498 shares ( cost $61,332,650)                               70,284,651
            DeAm Small-Cap Growth Portfolio - 51,213,258 shares ( cost $295,304,333)                           390,757,155                            NET ASSETS
            DeAm Small-Cap Value Portfolio - 4,209,639 shares ( cost $43,146,814)                               46,726,995                                                                  Aggregate           Aggregate
            Federated Aggressive Growth Portfolio - 21,683,885 shares ( cost $164,693,691)                     186,698,252      Net Assets                                                    Units               Value
            Federated High Yield Bond Portfolio - 98,136,658 shares ( cost $792,308,960)                       860,658,494      AST - Alger All-Cap Growth Portfolio                            81,321,836       $ 396,838,714
            Gabelli All-Cap Value Portfolio - 17,017,543 shares ( cost $154,291,972)                           178,003,502      AST - Alliance/Bernstein Growth + Value Portfolio                6,683,505          63,296,213
            Gabelli Small-Cap Value Portfolio - 48,620,878 shares ( cost $604,104,632)                         763,347,794      AST - Alliance Growth Portfolio                                 19,857,909         230,629,919
            Goldman Sachs Concentrated Growth Portfolio - 53,646,286 shares ( cost $1,205,984,176)           1,118,525,070      AST - Alliance Growth & Income Portfolio                        90,205,111       1,806,873,422
            Goldman Sachs Mid-Cap Growth Portfolio - 41,698,170 shares ( cost $137,502,118)                    158,036,066      AST - American Century Income and Growth Portfolio              23,660,792         297,693,630
            Goldman Sachs Small-Cap Value Portfolio - 18,436,839 shares ( cost $274,841,718)                   334,075,526      AST - American Century International Growth I Portfolio         30,284,448         371,863,101
            Invesco Capital Income Portfolio - 42,609,840 shares ( cost $605,589,674)                          624,660,252      AST - American Century Strategic Balanced Portfolio             16,878,085         226,925,680
            Lord Abbett Bond Debenture Portfolio - 30,190,290 shares ( cost $324,667,715)                      345,376,922      AST - Cohen & Steers Real Estate Portfolio                      19,867,222         284,338,615
            Marsico Capital Growth Portfolio - 109,341,170 shares ( cost $1,464,462,501)                     1,688,227,674      AST - DeAm Bond Portfolio                                        1,856,710          20,097,266
            MFS Global Equity Portfolio - 9,929,274 shares ( cost $85,106,320)                                 101,775,060      AST - DeAm Global Allocation Portfolio                          15,841,018         260,113,420
            MFS Growth Portfolio - 80,452,760 shares ( cost $620,689,731)                                      587,305,149      AST - DeAm International Equity Portfolio                       12,065,446         139,254,627
            MFS Growth with Income Portfolio - 12,870,405 shares ( cost $97,813,839)                           108,240,110      AST - DeAm Large-Cap Growth Portfolio                            3,243,117          34,108,834
            Money Market Portfolio - 1,734,743,385 shares ( cost $1,735,626,811)                             1,735,626,811      AST - DeAm Large-Cap Value Portfolio                             7,016,075          70,284,651
            Neuberger & Berman Mid-Cap Growth Portfolio - 28,601,932 shares ( cost $297,940,710)               350,659,691      AST - DeAm Small-Cap Growth Portfolio                           43,078,181         390,757,155
            Neuberger & Berman Mid-Cap Value Portfolio - 56,840,171 shares ( cost $832,155,571)              1,011,755,055      AST - DeAm Small-Cap Value Portfolio                             4,135,661          46,726,995
            PBHG Small-Cap Growth Portfolio - 21,694,527 shares ( cost $279,194,122)                           328,021,254      AST - Federated Aggressive Growth Portfolio                     17,696,713         186,698,252
            PIMCO Limited Maturity Bond Portfolio - 87,844,781 shares ( cost $986,386,298)                     998,795,158      AST - Federated High Yield Bond Portfolio                       61,278,267         860,658,494
            PIMCO Total Return Bond Portfolio - 173,183,435 shares ( cost $2,041,258,723)                    2,076,469,346      AST - Gabelli All-Cap Value Portfolio                           17,029,290         178,003,502
            Sanford Bernstein Core Value Portfolio - 17,075,706 shares ( cost $159,976,563)                    190,735,631      AST - Gabelli Small-Cap Value Portfolio                         49,565,293         763,347,794
            Sanford Bernstein Managed Index 500 Portfolio - 47,411,814 shares ( cost $443,548,016)             520,581,722      AST - Goldman Sachs Concentrated Growth Portfolio               49,868,112       1,118,525,070
            Strong International Equity Portfolio - 21,043,368 shares ( cost $271,593,712)                     332,695,658      AST - Goldman Sachs Mid-Cap Growth Portfolio                    30,464,599         158,036,066
            T. Rowe Price Asset Allocation Portfolio - 22,991,087 shares ( cost $357,668,056)                  353,143,102      AST - Goldman Sachs Small-Cap Value Portfolio                   18,000,465         334,075,526
            T. Rowe Price Global Bond Portfolio - 18,836,087 shares ( cost $212,444,012)                       227,916,652      AST - Invesco Capital Income Portfolio                          34,631,684         624,660,252
            T. Rowe Price Natural Resources Portfolio - 9,678,234 shares ( cost $142,098,541)                  168,885,192      AST - Lord Abbett Bond Debenture Portfolio                      29,164,454         345,376,922
            William Blair International Growth Portfolio - 60,118,003 shares ( cost $589,244,695)              628,233,135      AST - Marsico Capital Growth Portfolio                         124,377,969       1,688,227,674
      Davis Funds (Davis):                                                                                                      AST - MFS Global Equity Portfolio                               10,003,157         101,775,060
            Value Fund  - 645,863 shares ( cost $6,232,655)                                                      6,826,770      AST - MFS Growth Portfolio                                      82,050,979         587,305,149
      Evergreen Variable Annuity Trust (Evergreen):                                                                             AST - MFS Growth with Income Portfolio                          12,899,283         108,240,110
            VA Foundation Fund - 601,404 shares ( cost $8,505,549)                                               7,842,305      AST - Money Market Portfolio                                   142,666,269       1,735,626,811
            VA Fund - 247,608 shares ( cost $2,850,651)                                                          2,973,771      AST - Neuberger & Berman Mid-Cap Growth Portfolio               23,386,566         350,659,691
            VA Growth & Income Fund - 392,877 shares ( cost $5,778,037)                                          6,026,736      AST - Neuberger & Berman Mid-Cap Value Portfolio                49,659,568       1,011,755,055
            VA International Equity Fund - 1,747,960 shares ( cost $18,056,682)                                 18,720,657      AST - PBHG Small-Cap Growth Portfolio                           19,781,570         328,021,254
            VA Omega Fund - 1,903,930 shares ( cost $25,411,927)                                                28,768,390      AST - PIMCO Limited Maturity Bond Portfolio                     74,965,699         998,795,158
            VA Special Equity Fund - 5,187,939 shares ( cost $51,919,151)                                       55,977,860      AST - PIMCO Total Return Bond Portfolio                        138,372,942       2,076,469,346
            VA Special Values Fund - 354,635 shares ( cost $4,384,910)                                         $ 4,886,867      AST - Sanford Bernstein Core Value Portfolio                    17,015,358       $ 190,735,631
            VA Strategic Income Fund - 666,843 shares ( cost $6,513,851)                                         7,001,850      AST - Sanford Bernstein Managed Index 500 Portfolio             44,902,347         520,581,722
      First Defined Portfolio Fund LLC (First Trust):                                                                           AST - Strong International Equity Portfolio                     15,962,091         332,695,658
            10 Uncommon Values Portfolio - 2,031,344 shares ( cost $9,733,671)                                   9,486,380      AST - T. Rowe Price Asset Allocation Portfolio                  19,492,726         353,143,102
            Energy Portfolio - 199,906 shares ( cost $2,275,262)                                                 2,838,672      AST - T. Rowe Price Global Bond Portfolio                       17,474,718         227,916,652
            Financial Services Portfolio - 357,983 shares ( cost $4,154,039)                                     4,761,175      AST - T. Rowe Price Natural Resources Portfolio                  8,214,933         168,885,192
            Global Target 15 Portfolio - 275,956 shares ( cost $2,583,623)                                       3,049,311      AST - William Blair International Growth Portfolio              46,081,888         628,233,135
            NASDAQ Target 15 Portfolio - 545,788 shares ( cost $4,759,175)                                       5,070,373      Davis - Value Fund                                                 737,092           6,826,770
            Pharmaceutical Portfolio - 397,991 shares ( cost $4,105,451)                                         4,119,206      Evergreen - VA Foundation Fund                                     886,775           7,842,305
            S&P Target 24 Portfolio - 728,749 shares ( cost $5,106,923)                                          5,553,070      Evergreen - VA Fund                                                285,261           2,973,771
            Target Managed VIP Portfolio - 2,347,921 shares ( cost $15,838,332)                                 20,497,349      Evergreen - VA Growth & Income Fund                                574,860           6,026,736
            Technology Portfolio - 417,110 shares ( cost $1,990,537)                                             2,073,039      Evergreen - VA International Equity Fund                         1,729,998          18,720,657
            The Dow DART 10 Portfolio - 510,115 shares ( cost $4,124,997)                                        4,269,659      Evergreen - VA Omega Fund                                        3,868,364          28,768,390
            Value Line Target 25 Portfolio - 1,476,784 shares ( cost $3,922,899)                                 4,932,457      Evergreen - VA Special Equity Fund                               5,050,359          55,977,860
      Gartmore Funds (Gartmore):                                                                                                Evergreen - VA Special Values Fund                                 312,372           4,886,867
            GVIT Developing Markets Portfolio - 15,198,866 shares ( cost $132,896,319)                         157,916,220      Evergreen - VA Strategic Income Fund                               520,820           7,001,850
      INVESCO Variable Investment Funds ( INVESCO ):                                                                            First Trust - 10 Uncommon Values Portfolio                       2,247,231           9,486,380
            VIF Dynamics Fund - 7,223,634 shares ( cost $78,657,653)                                            85,022,169      First Trust - Energy Portfolio                                     208,614           2,838,672
            VIF Financial Services Fund - 7,243,541 shares ( cost $80,809,042)                                  98,077,552      First Trust - Financial Services Portfolio                         373,550           4,761,175
            VIF Health Sciences Fund - 7,375,903 shares ( cost $114,699,224)                                   129,594,616      First Trust - Global Target 15 Portfolio                           286,091           3,049,311
            VIF Technology Fund - 7,828,499 shares ( cost $78,036,484)                                          92,924,281      First Trust - NASDAQ Target 15 Portfolio                           569,649           5,070,373
            VIF Telecommunications Fund - 7,879,548 shares ( cost $25,661,479)                                  28,996,735      First Trust - Pharmaceutical Portfolio                             411,777           4,119,206
      Liberty Variable Securities Funds (GAL):                                                                                  First Trust - S&P Target 24 Portfolio                              757,111           5,553,070
            Asset Allocation VS Fund - 1,923,417 shares ( cost $21,911,745)                                     26,543,155      First Trust - Target Managed VIP Portfolio                       2,174,647          20,497,349
            Columbia High Yield  VS Fund - 145,957 shares ( cost $1,349,123)                                     1,382,325      First Trust - Technology Portfolio                                 435,367           2,073,039
            Columbia Real Estate Equity VS Fund - 58,955 shares ( cost $629,867)                                   646,143      First Trust - The Dow DART 10 Portfolio                            527,356           4,269,659
            Equity VS Fund - 1,860,443 shares ( cost $35,519,529)                                               26,604,334      First Trust - Value Line Target 25 Portfolio                     1,541,426           4,932,457
            Federal Securities VS Fund - 706,488 shares ( cost $7,764,020)                                       7,912,658      Gartmore - GVIT Developing Markets Portfolio                    16,006,678         157,916,220
            Money Market VS Fund - 5,891,288 shares ( cost $5,895,419)                                           5,895,419      INVESCO - VIF Dynamics Fund                                      9,813,234          85,022,169
            Small Company Growth VS Fund - 229,395 shares ( cost $1,541,520)                                     2,277,895      INVESCO - VIF Financial Services Fund                            7,446,589          98,077,552
      ProFunds VP (ProFunds):                                                                                                   INVESCO - VIF Health Sciences Fund                              11,072,391         129,594,616
            VP Asia 30 Fund - 1,267,457 shares ( cost $46,531,426)                                              49,126,629      INVESCO - VIF Technology Fund                                   18,239,131          92,924,281
            VP Banks Fund - 173,942 shares ( cost $5,684,652)                                                    5,759,217      INVESCO - VIF Telecommunications Fund                            8,521,392          28,996,735
            VP Basic Materials Fund - 1,509,248 shares ( cost $49,097,469)                                      50,922,025      Liberty - Asset Allocation VS Fund                               2,207,046          26,543,155
            VP Bear Fund - 1,682,712 shares ( cost $55,654,684)                                                 53,661,698      Liberty - Columbia High Yield VS Fund                              104,701           1,382,325
            VP Biotechnology Fund - 650,222 shares ( cost $13,874,802)                                          14,278,862      Liberty - Columbia Real Estate Equity VS Fund                       42,830             646,143
            VP Bull Fund - 5,337,626 shares ( cost $132,818,842)                                               137,283,735      Liberty - Equity VS Fund                                         1,440,181          26,604,334
            VP Consumer Cyclical Fund - 135,532 shares ( cost $3,661,580)                                        3,777,286      Liberty - Federal Securities VS Fund                               781,490           7,912,658
            VP Consumer Non-Cyclical Fund - 81,493 shares ( cost $2,369,598)                                     2,406,488      Liberty - Money Market VS Fund                                     591,046           5,895,419
            VP Energy Fund - 1,565,212 shares ( cost $41,867,687)                                               44,342,460      Liberty - Small Company Growth VS Fund                             151,571           2,277,895
            VP Europe 30 Fund - 4,358,102 shares ( cost $97,997,819)                                           108,778,242      ProFunds - VP Asia 30 Fund                                       3,845,051          49,126,629
            VP Financial Fund - 579,122 shares ( cost $17,067,681)                                              17,790,626      ProFunds - VP Banks Fund                                           517,386           5,759,217
            VP Healthcare Fund - 904,661 shares ( cost $22,343,960)                                             23,349,294      ProFunds - VP Basic Materials Fund                               4,605,719          50,922,025
            VP Industrial Fund - 380,556 shares ( cost $11,639,118)                                             11,751,557      ProFunds - VP Bear Fund                                          5,782,535          53,661,698
            VP Internet Fund - 324,318 shares ( cost $14,608,173)                                               14,856,990      ProFunds - VP Biotechnology Fund                                 1,929,427          14,278,862
            VP Japan Fund - 904,891 shares ( cost $24,520,937)                                                  25,192,150      ProFunds - VP Bull Fund                                         13,720,881         137,283,735
            VP Mid-Cap Growth Fund - 1,561,843 shares ( cost $46,328,575)                                       46,542,921      ProFunds - VP Consumer Cyclical Fund                               403,045           3,777,286
            VP Mid-Cap Value Fund - 1,600,860 shares ( cost $48,556,158)                                        50,523,142      ProFunds - VP Consumer Non-Cyclical Fund                           244,725           2,406,488
            VP OTC Fund - 9,717,777 shares ( cost $146,459,816)                                                153,443,704      ProFunds - VP Energy Fund                                        4,640,216          44,342,460
            VP Pharmaceuticals Fund - 456,991 shares ( cost $12,022,558)                                        11,849,779      ProFunds - VP Europe 30 Fund                                    12,852,129         108,778,242
            VP Precious Metals Fund - 1,858,713 shares ( cost $70,561,944)                                      76,188,651      ProFunds - VP Financial Fund                                     1,706,565          17,790,626
            VP Real Estate Fund - 860,740 shares ( cost $34,171,010)                                            35,195,649      ProFunds - VP Healthcare Fund                                    2,641,542          23,349,294
            VP Rising Rates Opportunity Fund - 1,767,477 shares ( cost $42,371,798)                             41,217,552      ProFunds - VP Industrial Fund                                    1,160,314          11,751,557
            VP Semiconductor Fund - 623,944 shares ( cost $18,814,688)                                          18,306,502      ProFunds - VP Internet Fund                                        986,421          14,856,990
            VP Short OTC Fund - 1,459,626 shares ( cost $31,137,383)                                          $ 30,228,856      ProFunds - VP Japan Fund                                         2,740,092        $ 25,192,150
            VP Small-Cap Growth Fund - 4,893,401 shares ( cost $152,862,774)                                   153,408,108      ProFunds - VP Mid-Cap Growth Fund                                4,689,426          46,542,921
            VP Small-Cap Value Fund - 5,079,115 shares ( cost $146,404,684)                                    147,141,957      ProFunds - VP Mid-Cap Value Fund                                 4,741,994          50,523,142
            VP Technology Fund - 1,335,996 shares ( cost $20,299,080)                                           20,788,095      ProFunds - VP OTC Fund                                          25,158,040         153,443,704
            VP Telecommunications Fund - 545,137 shares ( cost $7,152,686)                                       7,490,179      ProFunds - VP Pharmaceuticals Fund                               1,316,013          11,849,779
            VP U.S. Government Plus Fund - 1,274,751 shares ( cost $40,273,625)                                 36,696,161      ProFunds - VP Precious Metals Fund                               5,642,672          76,188,651
            VP Ultra Bull Fund - 2,687,461 shares ( cost $54,488,116)                                           59,634,749      ProFunds - VP Real Estate Fund                                   2,564,420          35,195,649
            VP Ultra Mid-Cap Fund - 1,301,835 shares ( cost $37,134,024)                                        38,352,066      ProFunds - VP Rising Rates Opportunity Fund                      5,315,681          41,217,552
            VP Ultra OTC Fund - 36,246,770 shares ( cost $101,813,785)                                         110,190,184      ProFunds - VP Semiconductor Fund                                 1,915,121          18,306,502
            VP Ultra Small Cap Fund - 2,853,947 shares ( cost $81,429,284)                                      83,335,256      ProFunds - VP Short OTC Fund                                     4,453,229          30,228,856
            VP Utilities Fund - 1,011,511 shares ( cost $22,215,921)                                            22,637,616      ProFunds - VP Small-Cap Growth Fund                             14,600,310         153,408,108
      The Prudential Series Fund, Inc. (Prudential):                                                                            ProFunds - VP Small-Cap Value Fund                              14,977,525         147,141,957
            SP Jennison International Growth Fund - 3,995,244 shares ( cost $21,888,566)                        23,292,272      ProFunds - VP Technology Fund                                    3,794,916          20,788,095
      Rydex Variable Trust (Rydex):                                                                                             ProFunds - VP Telecommunications Fund                            1,363,145           7,490,179
            Nova Fund - 1,588,322 shares ( cost $15,168,965)                                                    11,451,799      ProFunds - VP U.S. Government Plus Fund                          3,342,258          36,696,161
            OTC Fund - 3,822,726 shares ( cost $93,499,732)                                                     50,307,077      ProFunds - VP Ultra Bull Fund                                    7,766,455          59,634,749
            Ursa Fund - 350,935 shares ( cost $2,411,525)                                                        2,028,404      ProFunds - VP Ultra Mid-Cap Fund                                 3,833,081          38,352,066
      Wells Fargo Variable Trust (WFVT):                                                                                        ProFunds - VP Ultra OTC Fund                                    77,397,873         110,190,184
            Asset Allocation Fund - 12,105,379 shares ( cost $164,062,593)                                     151,438,296      ProFunds - VP Ultra Small-Cap  Fund                              8,428,281          83,335,256
            Equity Income Fund - 1,550,779 shares ( cost $20,544,692)                                           23,153,132      ProFunds - VP Utilities Fund                                     2,837,987          22,637,616
            Equity Value Fund - 2,612,892 shares ( cost $21,834,132)                                            21,791,517      Prudential - SP Jennison International Growth Fund               2,705,434          23,292,272
            Growth Fund - 3,086,009 shares ( cost $59,208,854)                                                  39,778,658      Rydex - Nova Fund                                                2,051,127          11,451,799
            International Equity Fund - 318,655 shares ( cost $2,187,194)                                        2,409,034      Rydex - OTC Fund                                                 8,736,764          50,307,077
            Large Company Growth Fund - 1,808,596 shares ( cost $18,722,073)                                    15,553,927      Rydex - Ursa Fund                                                  186,419           2,028,404
            Money Market Fund - 46,697,993 shares ( cost $46,713,945)                                           46,713,945      WFVT - Asset Allocation Fund                                     7,245,117         151,438,296
            Small-Cap Growth Fund - 876,800 shares ( cost $9,693,645)                                            6,049,919      WFVT - Equity Income Fund                                        2,327,701          23,153,132
            Total Return Bond Fund - 2,458,452 shares ( cost $24,858,761)                                       26,284,941      WFVT - Equity Value Fund                                         2,644,097          21,791,517
                                                                                                                                WFVT - Growth Fund                                               2,373,768          39,778,658
                                                                                                 --------------------------
                          Total Invested Assets                                                           $ 23,614,421,226      WFVT - International Equity Fund                                   309,343           2,409,034
                                                                                                 --------------------------
                                                                                                                                WFVT - Large Company Growth Fund                                 1,878,768          15,553,927
                                                                                                                                WFVT - Money Market Fund                                         3,678,382          46,713,945
                                                                                                                                WFVT - Small-Cap Growth Fund                                       735,016           6,049,919
Receivable from American Skandia Life Assurance Corporation                                                      $ 804,515      WFVT - Total Return Bond Fund                                    2,027,228          26,284,941
Receivable from Davis Funds                                                                                            667
                                                                                                                                                                                                           --------------------
Receivable from Evergreen Funds                                                                                     37,288                                Total Net Assets                   1,919,732,698    $ 23,614,421,226
                                                                                                                                                                                                           --------------------
Receivable from First Trust Defined Funds                                                                          125,721
Receivable from Liberty Variable Investment Trust and Stein Roe Variable Investment Trust                          140,931
Receivable from ProFunds                                                                                       102,029,241
Receivable from Rydex Variable Trust                                                                                79,558
                                                                                                 --------------------------
                          Total Receivables                                                                  $ 103,217,921
                                                                                                 --------------------------

                                                                                                 --------------------------                                                                                --------------------
                          Total Assets                                                                    $ 23,717,639,147                                Total Liabilities and Net Assets                    $ 23,717,639,147
                                                                                                 ==========================                                                                                ====================

---------------------------------------------------------------------------------------------------------------------------     -----------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             AST- Alliance/Bernstein                                                                                                                              AST-American Century            AST-American Century             AST-
                                                                                 AST - Alger All-Cap Growth     Growth + Value              AST - Alliance Growth    AST - Alliance Growth & Income    AST-American Century Income and Growth                     International Growth I          Strategic Balanced              Cohen & Steers Real Estate       AST - DeAm Bond              AST - DeAm Global Allocation   AST - DeAm International Equity
                                                                               -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                 $ -                           $ 199,007                          $ -                      $ 14,904,653                          $ 3,121,469                              $ 6,081,663                        $ 4,010,116                     $ 6,795,749                           $ 718,436                       $ 3,281,525                        $ 617,067
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                (5,084,261)                           (685,952)                  (3,234,916)                      (19,240,238)                          (3,534,045)                              (4,784,104)                        (2,742,153)                     (2,995,112)                           (381,657)                       (3,697,649)                      (1,586,004)
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------
NET INVESTMENT (LOSS)/INCOME                                                             (5,084,261)                           (486,945)                  (3,234,916)                       (4,335,585)                            (412,576)                               1,297,559                          1,267,963                       3,800,637                             336,778                          (416,124)                        (968,937)
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                  188,833,490                          31,608,084                  144,207,953                       348,297,443                          114,969,299                              499,465,526                         61,529,874                     101,021,361                          38,133,000                        81,152,913                      128,678,603
   Cost of Securities Sold                                                              292,165,111                          32,947,361                  178,779,895                       507,514,404                          160,104,220                              518,692,591                         75,578,737                     102,285,528                          38,769,772                       117,877,321                      133,435,197

                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------
       Net (Loss)/Gain                                                                 (103,331,621)                         (1,339,277)                 (34,571,942)                     (159,216,961)                         (45,134,921)                             (19,227,065)                       (14,048,863)                     (1,264,167)                           (636,772)                      (36,724,408)                      (4,756,594)
   Short-Term Capital Gain Distributions Received                                                 -                                   -                            -                                 -                                    -                                        -                                  -                               -                             905,855                                 -                                -
   Long-Term Capital Gain Distributions Received                                                  -                                   -                            -                                 -                                    -                                        -                                  -                       3,955,952                                   -                                 -                                -
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------

NET REALIZED (LOSS)/GAIN                                                               (103,331,621)                         (1,339,277)                 (34,571,942)                     (159,216,961)                         (45,134,921)                             (19,227,065)                       (14,048,863)                      2,691,785                             269,083                       (36,724,408)                      (4,756,594)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                 (196,155,924)                         (4,368,484)                 (51,610,636)                     (421,143,388)                         (61,440,954)                             (32,983,203)                       (25,305,088)                     (6,621,701)                            421,024                      (103,886,485)                     (12,226,980)
   End of Period                                                                         13,150,781                           7,328,987                   31,890,410                        96,887,507                           42,387,077                               57,977,676                         17,995,753                      51,684,193                             281,147                       (24,551,845)                      26,574,601
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------

NET UNREALIZED GAIN/(LOSS)                                                              209,306,705                          11,697,472                   83,501,045                       518,030,895                          103,828,032                               90,960,880                         43,300,841                      58,305,893                            (139,877)                       79,334,640                       38,801,581
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $ 100,890,823                         $ 9,871,250                 $ 45,694,187                     $ 354,478,349                         $ 58,280,535                             $ 73,031,374                       $ 30,519,942                    $ 64,798,316                           $ 465,985                      $ 42,194,108                     $ 33,076,050
                                                                               =====================           =========================           ==================          ========================        =========================================================================================================        ========================          ==========================      =============================================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                 AST-DeAm                    AST-Federated            AST-Federated               AST-Gabelli            AST-Gabelli         AST-Goldman Sachs            AST-Goldman Sachs          AST-Goldman Sachs
                                                                                      AST-DeAm Large-Cap Growth   AST-DeAm Large-Cap Value   AST-DeAm Small-Cap Growth            Small-Cap Value           Aggressive Growth          High Yield Bond          All-Cap Value          Small-Cap Value       Concentrated Growth            Mid-Cap Growth           Small-Cap Value
                                                                                     ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ 4,034                     $ 350,978                         $ -                     $ 12,572                        $ -             $ 47,832,928                 $ 855,702                $ 981,746               $ 3,735,809                      $ -                $ 2,388,943
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                          (256,462)                     (734,944)                 (4,617,067)                    (303,459)                (1,536,639)             (10,873,512)               (1,782,027)              (8,038,762)              (15,322,200)              (1,392,514)                (4,099,682)
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------
NET INVESTMENT (LOSS)/INCOME                                                                       (252,428)                     (383,966)                 (4,617,067)                    (290,888)                (1,536,639)              36,959,416                  (926,325)              (7,057,017)              (11,586,392)              (1,392,514)                (1,710,738)
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                            9,380,714                    16,646,138                 199,327,513                   38,841,166                136,490,053              792,992,215               153,389,676              231,023,761               440,637,842               20,237,480                103,474,136
   Cost of Securities Sold                                                                        8,979,679                    20,152,461                 206,424,899                   34,635,192                107,009,357              767,274,737               155,839,375              250,071,685             1,001,153,288               25,801,817                111,747,889

                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------
       Net (Loss)/Gain                                                                              401,035                    (3,506,323)                 (7,097,386)                   4,205,974                 29,480,696               25,717,478                (2,449,699)             (19,047,924)             (560,515,446)              (5,564,337)                (8,273,753)
   Short-Term Capital Gain Distributions Received                                                         -                             -                           -                            -                          -                        -                         -                        -                         -                        -                          -
   Long-Term Capital Gain Distributions Received                                                          -                             -                           -                            -                          -                        -                         -                        -                         -                        -                          -
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------

NET REALIZED (LOSS)/GAIN                                                                            401,035                    (3,506,323)                 (7,097,386)                   4,205,974                 29,480,696               25,717,478                (2,449,699)             (19,047,924)             (560,515,446)              (5,564,337)                (8,273,753)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                             (598,689)                   (6,553,157)                (37,793,859)                      36,734                   (581,924)              (4,165,213)              (15,437,714)             (32,864,991)             (885,471,572)             (11,085,193)               (47,152,052)
   End of Period                                                                                  3,791,580                     8,952,001                  95,452,822                    3,580,181                 22,004,561               68,349,534                23,711,529              159,243,162               (87,459,105)              20,533,948                 59,233,808
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------

NET UNREALIZED GAIN/(LOSS)                                                                        4,390,268                    15,505,157                 133,246,682                    3,543,447                 22,586,485               72,514,746                39,149,243              192,108,153               798,012,467               31,619,140                106,385,860
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 4,538,875                  $ 11,614,868               $ 121,532,229                  $ 7,458,533               $ 50,530,542            $ 135,191,640              $ 35,773,220            $ 166,003,212             $ 225,910,630             $ 24,662,290               $ 96,401,368
                                                                                     =========================================================================================================================================      ===================       ===================      ===================        ==================      ===================      =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                                                                                                                                                           AST - Neuberger & Berman            AST-Neuberger & Berman
                                                                                      AST - Invesco Capital Income   AST - Lord Abbett Bond Debenture   AST - Marsico Capital Growth            AST - MFS Global Equity                AST - MFS Growth       AST - MFS Growth with Income         AST - Money Market            Mid-Cap Growth                  Mid-Cap Value              AST-PBHG Small-Cap Growth   AST-PIMCO Limited Maturity Bond
                                                                                     ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                           $ 14,844,879                      $ 6,759,759                            $ -                               $ 120,069                               $ -                           $ 321,644                     $ 15,583,326                             $ -                  $ 1,692,163                               $ -                    $ 23,766,219
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                   (8,469,454)                      (2,968,611)                   (18,519,512)                             (1,091,873)                       (7,761,045)                         (1,262,627)                     (35,152,536)                     (4,344,223)                 (11,369,332)                       (3,900,790)                    (15,980,603)
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------
NET INVESTMENT (LOSS)/INCOME                                                                 6,375,424                        3,791,148                    (18,519,512)                               (971,804)                       (7,761,045)                           (940,983)                     (19,569,210)                     (4,344,223)                  (9,677,169)                       (3,900,790)                      7,785,616
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                     246,646,363                      166,765,245                    373,197,804                              31,654,509                       160,279,894                          25,829,573                    6,826,352,487                     241,943,130                  196,927,305                       352,710,812                     716,939,480
   Cost of Securities Sold                                                                 332,883,818                      156,820,514                    451,553,702                              33,245,866                       251,125,132                          31,565,588                    6,826,352,487                     242,023,142                  222,120,021                       309,840,352                     708,400,186

                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------
       Net (Loss)/Gain                                                                     (86,237,455)                       9,944,731                    (78,355,898)                             (1,591,357)                      (90,845,238)                         (5,736,015)                               -                         (80,012)                 (25,192,716)                       42,870,460                       8,539,294
   Short-Term Capital Gain Distributions Received                                                    -                                -                              -                                       -                                 -                                   -                            2,959                               -                            -                                 -                       9,420,632
   Long-Term Capital Gain Distributions Received                                                     -                                -                              -                                       -                                 -                                   -                                -                               -                            -                                 -                       4,724,632
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------

NET REALIZED (LOSS)/GAIN                                                                   (86,237,455)                       9,944,731                    (78,355,898)                             (1,591,357)                      (90,845,238)                         (5,736,015)                           2,959                         (80,012)                 (25,192,716)                       42,870,460                      22,684,558

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                    (160,340,071)                       3,181,872                   (205,846,418)                             (4,022,932)                     (234,473,210)                        (12,417,635)                               -                     (27,394,187)                 (97,208,197)                       (6,855,283)                     22,600,283
   End of Period                                                                            19,070,578                       20,709,207                    223,765,173                              16,668,740                       (33,384,581)                         10,426,271                                -                      52,718,982                  179,599,485                        48,827,132                      12,408,860
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------

NET UNREALIZED GAIN/(LOSS)                                                                 179,410,649                       17,527,336                    429,611,591                              20,691,672                       201,088,629                          22,843,906                                -                      80,113,168                  276,807,681                        55,682,415                     (10,191,423)
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $ 99,548,619                     $ 31,263,215                  $ 332,736,181                            $ 18,128,511                     $ 102,482,347                        $ 16,166,908                    $ (19,566,251)                   $ 75,688,934                $ 241,937,796                      $ 94,652,085                    $ 20,278,751
                                                                                     ==================              ===================            ===================                   =====================               ===================                 ===================              ===================             ===================           ==================               ===================             ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                           AST-Sanford Bernstein             AST-Strong                    AST-T. Rowe Price                                             AST-T. Rowe Price                   AST-William Blair
                                                                                  AST-PIMCO Total Return Bond      AST-Sanford Bernstein Core Value        Managed Index 500                International Equity            Asset Allocation         AST-T. Rowe Price Global Bond       Natural Resources                 International Growth                     Davis-Value        Evergreen-VA Blue Chip     Evergreen-VA Capital Growth
                                                                                --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                              $ 80,553,600                            $ 1,336,476                       $ 5,235,098                     $ 2,643,943                       $ 6,984,661                       $ 7,282,332                   $ 1,590,583                            $ -                      $ 44,685                        $ -                       $ 141,210
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                     (31,991,545)                            (2,911,570)                       (6,247,258)                     (5,015,746)                       (4,098,212)                       (3,132,559)                   (1,568,893)                    (5,163,089)                      (72,703)                   (35,090)                        (69,970)
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------
NET INVESTMENT (LOSS)/INCOME                                                                   48,562,055                             (1,575,094)                       (1,012,160)                     (2,371,803)                        2,886,448                         4,149,773                        21,691                     (5,163,089)                      (28,018)                   (35,090)                         71,240
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                      1,021,915,195                            241,382,943                       405,989,116                     356,761,967                        47,707,049                       182,099,159                    53,712,593                    164,635,046                       600,964                  3,332,396                       6,898,304
   Cost of Securities Sold                                                                    993,317,058                            229,436,633                       434,166,491                     350,879,407                        62,612,584                       166,311,810                    60,671,402                    259,754,401                       805,853                  4,047,430                       8,305,470

                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------
       Net (Loss)/Gain                                                                         28,598,137                             11,946,310                       (28,177,375)                      5,882,560                       (14,905,535)                       15,787,349                    (6,958,809)                   (95,119,355)                     (204,889)                  (715,034)                     (1,407,166)
   Short-Term Capital Gain Distributions Received                                              43,262,617                                      -                                 -                               -                                 -                           181,223                             -                              -                             -                          -                               -
   Long-Term Capital Gain Distributions Received                                               39,334,671                                      -                                 -                               -                                 -                           209,448                     2,221,292                              -                             -                          -                               -
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------

NET REALIZED (LOSS)/GAIN                                                                      111,195,426                             11,946,310                       (28,177,375)                      5,882,560                       (14,905,535)                       16,178,020                    (4,737,517)                   (95,119,355)                     (204,889)                  (715,034)                     (1,407,166)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                        115,113,897                             (5,448,203)                      (52,062,105)                    (27,501,365)                      (75,657,810)                       13,939,702                   (10,078,843)                  (185,234,782)                     (958,736)                (1,143,118)                     (1,914,099)
   End of Period                                                                               35,210,623                             30,759,068                        77,033,707                      61,101,946                        (4,524,954)                       15,472,640                    26,786,650                     38,988,439                       594,115                          -                               -
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------

NET UNREALIZED GAIN/(LOSS)                                                                    (79,903,273)                            36,207,271                       129,095,812                      88,603,310                        71,132,857                         1,532,938                    36,865,494                    224,223,221                     1,552,851                  1,143,118                       1,914,099
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 79,854,207                           $ 46,578,487                      $ 99,906,276                    $ 92,114,067                      $ 59,113,770                      $ 21,860,731                  $ 32,149,668                  $ 123,940,777                   $ 1,319,944                  $ 392,995                       $ 578,173
                                                                                ==========================         ==============================         =========================         =======================        ==========================        ==========================        ======================         ======================       =======================     ======================        ========================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                                                                                                                                                                                                            Evergreen-VA
                                                                                     Evergreen - VA Equity Index   Evergreen - VA Foundation        Evergreen - VA Fund         Evergreen - VA Global Leaders     Evergreen - VA Growth & Income  Evergreen-VA International Equity  Evergreen-VA Omega    Evergreen-VA Special Equity   Evergreen-VA Special Values     Strategic Income        First Trust-10 Uncommon Values
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                  $ 50,392                     $ 166,487                            $ -                          $ 92,755                         $ 28,021                       $ 154,321                             $ -                      $ -                       $ 4,605                         $ -                        $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                         (48,470)                     (104,499)                        (2,708)                         (184,972)                          (5,340)                        (22,031)                       (256,567)                (496,355)                      (55,012)                    (91,868)                   (99,438)
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------
NET INVESTMENT (LOSS)/INCOME                                                                        1,922                        61,988                         (2,708)                          (92,217)                          22,681                         132,289                        (256,567)                (496,355)                      (50,407)                    (91,868)                   (99,438)
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                          4,433,215                       834,020                         62,317                        35,451,438                          101,257                         124,614                       4,213,439               58,788,261                       773,626                   1,272,310                  2,573,410
   Cost of Securities Sold                                                                      4,920,809                     1,092,956                         61,446                        34,823,429                          100,476                         123,142                       6,194,966               54,090,350                       922,751                   1,103,399                  4,496,578

                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------
       Net (Loss)/Gain                                                                           (487,594)                     (258,936)                           871                           628,009                              781                           1,472                      (1,981,527)               4,697,911                      (149,125)                    168,911                 (1,923,168)
   Short-Term Capital Gain Distributions Received                                                       -                             -                              -                                 -                                -                               -                               -                        -                             -                     603,845                          -
   Long-Term Capital Gain Distributions Received                                                        -                             -                              -                                 -                                -                               -                               -                        -                             -                           -                          -
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------

NET REALIZED (LOSS)/GAIN                                                                         (487,594)                     (258,936)                           871                           628,009                              781                           1,472                      (1,981,527)               4,697,911                      (149,125)                    772,756                 (1,923,168)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         (1,231,501)                   (1,845,951)                             -                        (1,544,892)                               -                         (78,136)                     (4,539,324)              (4,640,781)                     (693,244)                    277,469                 (4,510,764)
   End of Period                                                                                        -                      (663,244)                       123,120                                 -                          248,698                         663,975                       3,356,463                4,058,709                       501,956                     488,000                   (247,291)
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------

NET UNREALIZED GAIN/(LOSS)                                                                      1,231,501                     1,182,707                        123,120                         1,544,892                          248,698                         742,111                       7,895,786                8,699,489                     1,195,201                     210,531                  4,263,473
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 745,829                     $ 985,759                      $ 121,283                       $ 2,080,684                        $ 272,161                       $ 875,873                     $ 5,657,692             $ 12,901,045                     $ 995,669                   $ 891,418                $ 2,240,867
                                                                                     =====================       =======================       ========================       ===========================        =========================        ========================         =======================       ==================       =======================        ====================       ====================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         First Trust-                      First Trust-                 First Trust-                    First Trust-             First Trust-         First Trust-                                                                        First Trust-
                                                                                   First Trust-Energy        Financial Services           Global Target 15               NASDAQ Target 15             Pharmaceutical            S&P Target 24         Target Managed VIP       First Trust - Technology     First Trust-The Dow DART 10  Value Line Target 25      Galaxy-VIP Asset Allocation
                                                                                     ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ -                         $ -                        $ -                             $ -                       $ -                        $ -                       $ -                       $ -                        $ -                        $ -                 $ 216,391
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                       (24,407)                    (40,422)                   (25,761)                        (46,706)                  (37,120)                   (49,145)                 (164,993)                  (17,727)                   (40,385)                   (38,213)                  (84,590)
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------
NET INVESTMENT (LOSS)/INCOME                                                                    (24,407)                    (40,422)                   (25,761)                        (46,706)                  (37,120)                   (49,145)                 (164,993)                  (17,727)                   (40,385)                   (38,213)                  131,800
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                          805,296                     923,017                    585,187                         813,531                   809,831                  1,156,175                 4,143,474                   298,785                  1,283,463                    349,152                34,459,586
   Cost of Securities Sold                                                                      771,028                     917,882                    611,635                       1,012,961                 1,082,749                  1,360,601                 4,812,337                   421,830                  1,522,112                    428,196                46,275,594

                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------
       Net (Loss)/Gain                                                                           34,268                       5,135                    (26,448)                       (199,430)                 (272,918)                  (204,426)                 (668,863)                 (123,045)                  (238,649)                   (79,044)              (11,816,008)
   Short-Term Capital Gain Distributions Received                                                     -                           -                          -                               -                         -                          -                         -                         -                          -                          -                         -
   Long-Term Capital Gain Distributions Received                                                      -                           -                          -                               -                         -                          -                         -                         -                          -                          -                         -
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------

NET REALIZED (LOSS)/GAIN                                                                         34,268                       5,135                    (26,448)                       (199,430)                 (272,918)                  (204,426)                 (668,863)                 (123,045)                  (238,649)                   (79,044)              (11,816,008)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                          (90,929)                   (524,920)                  (337,750)                     (1,288,103)                 (893,102)                  (814,558)                 (947,854)                 (713,097)                  (801,843)                  (423,965)              (11,647,668)
   End of Period                                                                                563,410                     607,136                    465,688                         311,197                    13,754                    446,147                 4,659,017                    82,502                    144,662                  1,009,558                         -
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------

NET UNREALIZED GAIN/(LOSS)                                                                      654,339                   1,132,057                    803,438                       1,599,300                   906,856                  1,260,705                 5,606,871                   795,599                    946,505                  1,433,523                11,647,668
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ 664,200                 $ 1,096,770                  $ 751,230                     $ 1,353,164                 $ 596,819                $ 1,007,134               $ 4,773,015                 $ 654,826                  $ 667,471                $ 1,316,266                 $ (36,540)
                                                                                     ===================        ====================        ===================        ========================      ====================       ====================      ====================      ====================       ====================       ====================      ====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION                                                        535                   531                    533                    536                    351                    375                   372                    374                    371                   373                    540
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                 -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Galaxy-VIP Growth     Galaxy-VIP                Galaxy-VIP          Galaxy-VIP             Gartmore-GVIT          INVESCO-VIF            INVESCO-VIF           INVESCO-VIF            INVESCO-VIF            INVESCO-VIF          Liberty-Asset
                                                                                    and Income  -          Money Market            Quality Plus Bond    Small VCompany Growth   Developing Markets            Dynamics       Financial Services    Health Sciences         Technology          Telecommunications    Asset Allocation VS
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                               $ 11,165              $ 17,472              $ 137,428                    $ -               $ 73,631                    $ -             $ 450,723                    $ -                    $ -                   $ -                    $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (13,559)              (25,156)               (26,837)                (6,337)            (1,330,154)              (983,230)           (1,232,140)            (1,663,298)            (1,159,252)             (372,948)              (209,781)
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------
NET INVESTMENT (LOSS)/INCOME                                                                    (2,394)               (7,684)               110,591                 (6,337)            (1,256,523)              (983,230)             (781,417)            (1,663,298)            (1,159,252)             (372,948)              (209,781)
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                       5,125,008            11,943,195             11,331,966              2,368,220            194,702,815            361,603,619            50,011,770             60,171,788             89,602,837            51,592,550              9,117,751
   Cost of Securities Sold                                                                   7,176,708            11,943,195             10,776,153              4,476,062            176,619,894            349,245,237            54,901,615             72,185,411             84,417,693            48,421,274              8,244,997

                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------
       Net (Loss)/Gain                                                                      (2,051,700)                    -                555,813             (2,107,842)            18,082,921             12,358,382            (4,889,845)           (12,013,623)             5,185,144             3,171,276                872,754
   Short-Term Capital Gain Distributions Received                                                    -                     -                  8,042                      -                      -                      -                     -                      -                      -                     -                      -
   Long-Term Capital Gain Distributions Received                                                     -                     -                 73,232                      -                      -                      -                     -                      -                      -                     -                      -
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------

NET REALIZED (LOSS)/GAIN                                                                    (2,051,700)                    -                637,088             (2,107,842)            18,082,921             12,358,382            (4,889,845)           (12,013,623)             5,185,144             3,171,276                872,754

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                      (1,921,850)                    -                703,180             (1,979,825)            (5,113,694)            (2,353,941)           (9,941,766)           (25,474,007)            (9,479,855)           (1,046,400)                     -
   End of Period                                                                                     -                     -                      -                      -             25,019,902              6,364,515            17,268,509             14,895,392             14,887,797             3,335,256              4,631,410
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------

NET UNREALIZED GAIN/(LOSS)                                                                   1,921,850                     -               (703,180)             1,979,825             30,133,596              8,718,456            27,210,276             40,369,399             24,367,652             4,381,656              4,631,410
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ (132,244)             $ (7,684)              $ 44,498             $ (134,354)          $ 46,959,994           $ 20,093,608          $ 21,539,014           $ 26,692,478           $ 28,393,544           $ 7,179,984            $ 5,294,383
                                                                                     ==================   ===================   ====================   ====================   ====================   ====================  ====================   ====================   ====================  ====================   ====================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Liberty-                    Liberty-                   Liberty-               Liberty-
                                                                                    Columbia High Yield VS      Columbia Real Estate VS      Equity VS         Federal Securities VS     Liberty-Money Market VS   Liberty-Small Company Growth VS    ProFunds - VP Asia 30      ProFunds - VP Banks    ProFunds - VP Basic Materials ProFunds - VP Bear     ProFunds - VP Biotechnology
                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                               $ 90,155                   $ 14,688                 $ 87,116                        $ -                   $ 32,902                         $ -                   $ 17,566                  $ 85,845                  $ 40,446                       $ -                        $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (13,950)                    (6,190)                (262,165)                   (69,707)                   (50,085)                    (16,940)                  (306,260)                  (80,648)                 (141,997)               (1,668,652)                  (318,743)
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------
NET INVESTMENT (LOSS)/INCOME                                                                    76,205                      8,498                 (175,049)                   (69,707)                   (17,183)                    (16,940)                  (288,693)                    5,197                  (101,550)               (1,668,652)                  (318,743)
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                         627,059                    534,674                8,681,670                  3,191,417                  5,332,845                     969,476                191,508,090                84,370,069               116,875,778             1,426,947,059                176,875,251
   Cost of Securities Sold                                                                     650,852                    478,057               13,407,193                  3,156,605                  5,332,845                     729,066                186,399,836                83,713,714               114,797,861             1,453,032,583                171,596,881

                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------
       Net (Loss)/Gain                                                                         (23,793)                    56,617               (4,725,523)                    34,812                          -                     240,410                  5,108,254                   656,355                 2,077,917               (26,085,524)                 5,278,370
   Short-Term Capital Gain Distributions Received                                                2,351                     19,442                        -                          -                          -                           -                          -                         -                         -                         -                          -
   Long-Term Capital Gain Distributions Received                                                     -                     63,227                        -                          -                          -                           -                          -                         -                         -                         -                          -
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------

NET REALIZED (LOSS)/GAIN                                                                       (21,442)                   139,286               (4,725,523)                    34,812                          -                     240,410                  5,108,254                   656,355                 2,077,917               (26,085,524)                 5,278,370

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         (62,070)                    (7,320)             (19,321,709)                         -                          -                           -                   (676,609)                  (21,789)                  (20,289)                1,417,226                   (764,758)
   End of Period                                                                                33,202                     16,275               (8,915,195)                   148,637                          -                     736,375                  2,595,203                    74,565                 1,824,556                (1,992,986)                   404,060
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------

NET UNREALIZED GAIN/(LOSS)                                                                      95,273                     23,595               10,406,513                    148,637                          -                     736,375                  3,271,812                    96,355                 1,844,846                (3,410,212)                 1,168,818
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 150,037                  $ 171,379              $ 5,505,941                  $ 113,742                  $ (17,183)                  $ 959,845                $ 8,091,373                 $ 757,907               $ 3,821,212             $ (31,164,387)               $ 6,128,445
                                                                                     ==================        ===================      ===================       ====================        ===================       =====================       ====================      ====================      ====================       ===================       ====================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 ProFunds -             ProFunds -
                                                                                         ProFunds - VP Bull      VP Consumer Cyclical   VP Consumer Non-Cyclical    ProFunds - VP Energy    ProFunds - VP Europe 30     ProFunds-VP Financial   ProFunds-VP Healthcare  ProFunds-VP Industrial      ProFunds-VP Internet         ProFunds-VP Japan     ProFunds-VP Mid-Cap Growth
                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ -                        $ -                      $ 19,148                      $ -                  $ 99,004                  $ 24,128                      $ -                      $ -                      $ -                       $ -                           $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (857,762)                   (58,696)                      (55,789)                (204,540)                 (758,559)                 (202,831)                (259,628)                 (50,169)                (250,505)                 (216,875)                     (462,954)
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------
NET INVESTMENT (LOSS)/INCOME                                                                   (857,762)                   (58,696)                      (36,641)                (204,540)                 (659,555)                 (178,703)                (259,628)                 (50,169)                (250,505)                 (216,875)                     (462,954)
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                      887,246,198                 85,254,315                    71,469,978              143,669,231               181,417,490               110,171,747              168,189,984               60,496,176              164,480,747               175,522,445                   214,940,979
   Cost of Securities Sold                                                                  885,679,345                 84,273,064                    71,111,071              142,878,344               172,722,488               107,676,355              168,552,000               59,400,201              156,649,909               175,347,416                   208,144,809

                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------
       Net (Loss)/Gain                                                                        1,566,853                    981,251                       358,907                  790,887                 8,695,002                 2,495,392                 (362,016)               1,095,975                7,830,838                   175,029                     6,796,170
   Short-Term Capital Gain Distributions Received                                                     -                          -                             -                        -                         -                         -                        -                        -                  153,336                         -                       122,670
   Long-Term Capital Gain Distributions Received                                                      -                          -                             -                        -                         -                         -                        -                        -                        -                         -                             -
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------

NET REALIZED (LOSS)/GAIN                                                                      1,566,853                    981,251                       358,907                  790,887                 8,695,002                 2,495,392                 (362,016)               1,095,975                7,984,174                   175,029                     6,918,840

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                       (2,751,680)                   (47,366)                       (8,345)                (238,857)                 (366,466)                 (181,167)                (316,453)                 (25,736)              (1,007,428)                  (37,438)                     (263,335)
   End of Period                                                                              4,464,893                    115,706                        36,890                2,474,773                10,780,423                   722,945                1,005,334                  112,439                  248,816                   671,213                       214,346
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------

NET UNREALIZED GAIN/(LOSS)                                                                    7,216,573                    163,072                        45,235                2,713,630                11,146,889                   904,113                1,321,787                  138,174                1,256,244                   708,651                       477,680
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 7,925,664                $ 1,085,627                     $ 367,501              $ 3,299,977              $ 19,182,336               $ 3,220,802                $ 700,143              $ 1,183,980              $ 8,989,913                 $ 666,805                   $ 6,933,567
                                                                                     ===================        ===================          ====================      ===================      ====================      ====================     ====================     ====================     ====================      ====================       =======================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                                                        ProFunds-VP
                                                                                     ProFunds-VP Mid-Cap Value    ProFunds-VP OTC   ProFunds-VP Pharmaceuticals  ProFunds-VP Precious Metals  ProFunds-VP Real Estate  Rising Rates Opportunity   ProFunds VP Semiconductor   ProFunds-VP Short OTC   ProFunds-VP Small-Cap Growth  ProFunds-VP Small-Cap Value  ProFunds-VP Technology
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ -                        $ -                         $ -                        $ -                  $ 413,390                        $ -                      $ -                   $ 266,896                       $ -                        $ -                       $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (342,672)                (1,606,944)                   (102,663)                  (599,499)                  (333,300)                  (486,484)                (184,262)                   (551,443)                 (856,499)                  (583,921)                 (223,545)
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------
NET INVESTMENT (LOSS)/INCOME                                                                   (342,672)                (1,606,944)                   (102,663)                  (599,499)                    80,090                   (486,484)                (184,262)                   (284,547)                 (856,499)                  (583,921)                 (223,545)
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                      276,047,600                786,092,042                 116,137,751                280,821,179                205,620,338                307,444,050              158,406,724                 724,112,218               492,439,355                400,002,896               134,739,391
   Cost of Securities Sold                                                                  270,570,659                760,922,493                 118,087,269                273,436,771                201,357,482                307,761,701              154,065,108                 743,058,620               476,255,864                389,647,771               133,673,958

                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------
       Net (Loss)/Gain                                                                        5,476,941                 25,169,549                  (1,949,518)                 7,384,408                  4,262,856                   (317,651)               4,341,616                 (18,946,402)               16,183,491                 10,355,125                 1,065,433
   Short-Term Capital Gain Distributions Received                                                     -                          -                     550,262                          -                          -                          -                        -                           -                         -                          -                         -
   Long-Term Capital Gain Distributions Received                                                      -                          -                           -                          -                          -                          -                        -                           -                         -                          -                         -
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------

NET REALIZED (LOSS)/GAIN                                                                      5,476,941                 25,169,549                  (1,399,256)                 7,384,408                  4,262,856                   (317,651)               4,341,616                 (18,946,402)               16,183,491                 10,355,125                 1,065,433

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         (129,186)                (6,194,327)                     38,139                  1,414,184                   (355,377)                  (314,178)                (442,740)                    349,800                  (330,254)                  (397,674)               (1,625,708)
   End of Period                                                                              1,966,984                  6,983,887                    (172,779)                 5,626,707                  1,024,640                 (1,154,246)                (508,186)                   (908,527)                  545,334                    737,273                   489,015
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------

NET UNREALIZED GAIN/(LOSS)                                                                    2,096,170                 13,178,214                    (210,919)                 4,212,522                  1,380,016                   (840,068)                 (65,446)                 (1,258,326)                  875,588                  1,134,947                 2,114,723
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 7,230,440               $ 36,740,819                $ (1,712,838)              $ 10,997,431                $ 5,722,962               $ (1,644,203)             $ 4,091,908               $ (20,489,275)             $ 16,202,580               $ 10,906,151               $ 2,956,611
                                                                                     ===================       ====================        ====================       ====================       ====================       ====================      ===================        ====================      ====================       ====================      ====================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                     ProFunds-VP           ProFunds-VP                                                                                                                                                        Prudential-SP Jennison
                                                                                      Telecommunications   U.S. Government Plus         ProFunds-VP Ultra Bull    ProFunds-VP Ultra Mid-Cap       ProFunds-VP Ultra OTC  ProFunds-VP Ultra Small-Cap   ProFunds-VP Utilities   International Growth               Rydex-Nova                Rydex - OTC               Rydex - Ursa
                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      --------------------       --------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ -                $ 2,212,869                         $ -                           $ -                        $ -                       $ -                  $ 429,122                       $ -                       $ -                       $ -                        $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (101,009)                  (771,981)                   (505,772)                     (301,079)                  (875,987)                 (736,321)                  (279,034)                 (139,935)                 (147,520)                 (655,677)                   (38,626)
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------
NET INVESTMENT (LOSS)/INCOME                                                                   (101,009)                 1,440,888                    (505,772)                     (301,079)                  (875,987)                 (736,321)                   150,088                  (139,935)                 (147,520)                 (655,677)                   (38,626)
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                       95,402,444                508,218,600                 300,711,029                   213,227,485                221,547,577               417,616,631                221,427,508                63,067,628                 3,597,828                11,785,842                    774,498
   Cost of Securities Sold                                                                   97,309,137                514,825,797                 289,654,646                   204,852,718                192,789,432               388,848,500                218,928,797                60,508,881                 8,459,028                26,738,901                    754,508

                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------
       Net (Loss)/Gain                                                                       (1,906,693)                (6,607,197)                 11,056,383                     8,374,767                 28,758,145                28,768,131                  2,498,711                 2,558,747                (4,861,200)              (14,953,059)                    19,990
   Short-Term Capital Gain Distributions Received                                                     -                  3,959,224                           -                             -                          -                         -                          -                         -                         -                         -                          -
   Long-Term Capital Gain Distributions Received                                                      -                          -                           -                             -                          -                         -                          -                         -                         -                         -                          -
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------

NET REALIZED (LOSS)/GAIN                                                                     (1,906,693)                (2,647,973)                 11,056,383                     8,374,767                 28,758,145                28,768,131                  2,498,711                 2,558,747                (4,861,200)              (14,953,059)                    19,990

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         (692,175)                   489,394                  (1,077,353)                       10,977                 (3,713,547)                 (339,638)                   263,917                  (151,104)              (12,118,308)              (75,677,727)                   347,704
   End of Period                                                                                337,493                 (3,577,464)                  5,146,634                     1,218,041                  8,376,399                 1,905,972                    421,695                 1,403,706                (3,717,166)              (43,192,655)                  (383,121)
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------

NET UNREALIZED GAIN/(LOSS)                                                                    1,029,668                 (4,066,859)                  6,223,987                     1,207,064                 12,089,946                 2,245,610                    157,778                 1,554,810                 8,401,143                32,485,072                   (730,825)
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ (978,034)              $ (5,273,943)               $ 16,774,598                   $ 9,280,752               $ 39,972,104              $ 30,277,420                $ 2,806,578               $ 3,973,622               $ 3,392,423              $ 16,876,336                 $ (749,461)
                                                                                     ===================       ====================        ====================          ====================       ====================      ====================       ====================      ====================      ====================      ====================       ====================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                      WFVT - Asset Allocation     WFVT - Equity Income       WFVT-Equity Value      WFVT-Growth          WFVT-International Equity    WFVT-Large Company Growth       WFVT-Money Market     WFVT-Small-Cap Growth     WFVT-Total Return Bond
                                                                                     ----------------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                             $ 2,260,939                  $ 256,177                  $ 320,037                        $ -                  $ 5,506                       $ -                 $ 307,371                       $ -                $ 1,205,930
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                    (1,999,730)                  (226,523)                  (273,296)                  (549,459)                 (24,577)                 (183,546)                 (836,376)                  (70,888)                  (400,674)
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------
NET INVESTMENT (LOSS)/INCOME                                                                    261,209                     29,653                     46,741                   (549,459)                 (19,071)                 (183,546)                 (529,005)                  (70,888)                   805,256
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                       24,737,311                 10,590,236                  7,334,191                  9,014,473                  335,312                 1,949,644                37,826,835                   873,551                  7,238,296
   Cost of Securities Sold                                                                   30,092,357                 11,757,977                  9,849,240                 14,022,510                  496,356                 3,474,574                37,826,835                 2,708,017                  6,829,538

                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------
       Net (Loss)/Gain                                                                       (5,355,046)                (1,167,741)                (2,515,049)                (5,008,037)                (161,044)               (1,524,930)                        -                (1,834,466)                   408,758
   Short-Term Capital Gain Distributions Received                                                     -                    169,383                          -                          -                        -                         -                         -                         -                    349,028
   Long-Term Capital Gain Distributions Received                                                      -                    203,308                          -                          -                        -                         -                         -                         -                          -
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------

NET REALIZED (LOSS)/GAIN                                                                     (5,355,046)                  (795,050)                (2,515,049)                (5,008,037)                (161,044)               (1,524,930)                        -                (1,834,466)                   757,786

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                      (43,798,411)                (1,417,943)                (6,813,408)               (32,604,357)                (457,494)               (7,674,373)                        -                (7,278,840)                 1,060,769
   End of Period                                                                            (12,624,297)                 2,608,440                    (42,615)               (19,430,196)                 221,839                (3,168,146)                        -                (3,643,725)                 1,426,180
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------

NET UNREALIZED GAIN/(LOSS)                                                                   31,174,114                  4,026,383                  6,770,794                 13,174,162                  679,333                 4,506,227                         -                 3,635,115                    365,411
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            $ 26,080,277                $ 3,260,986                $ 4,302,486                $ 7,616,665                $ 499,218               $ 2,797,751                $ (529,005)              $ 1,729,761                $ 1,928,454
                                                                                     ===================       ====================       ====================       ====================      ===================      ====================      ====================      ====================       ====================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Alger All-Cap               AST - Alliance/Bernstein                AST - Alliance                      AST - Alliance                 AST - American Century              AST - American Century             AST - American Century
                                                               Growth                          Growth + Value                         Growth                         Growth & Income                   Income and Growth                 International Growth I               Strategic Balanced
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended          Year Ended      Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002     Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                     $ (5,084,261)   $ (7,131,980)        $ (486,945)      $ (400,920)      $ (3,234,916)   $ (4,690,520)       $ (4,335,585)   $ (8,821,024)        $ (412,576)   $ (1,347,799)       $ 1,297,559     $ (6,221,000)       $ 1,267,963     $ 1,537,912
     Net Realized (Loss)/Gain                         (103,331,621)   (104,374,930)        (1,339,277)      (3,155,138)       (34,571,942)   (155,986,681)       (159,216,961)   (169,396,646)       (45,134,921)    (72,438,150)       (19,227,065)     (26,478,320)       (14,048,863)    (16,355,499)
     Net Unrealized Gain(Loss) On Investments          209,306,705    (121,524,649)        11,697,472       (6,141,818)        83,501,045      27,198,334         518,030,895    (264,223,752)       103,828,032        (469,071)        90,960,880      (60,341,959)        43,300,841      (8,265,560)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                100,890,823    (233,031,559)         9,871,250       (9,697,876)        45,694,187    (133,478,867)        354,478,349    (442,441,422)        58,280,535     (74,255,020)        73,031,374      (93,041,279)        30,519,942     (23,083,147)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 21,237,243      10,177,721         14,804,765        6,792,505         19,435,454      21,966,645         227,373,730      88,488,185         24,141,704      15,522,779         24,830,782       27,479,703         23,739,945       9,524,965
     Net Transfers Between Sub-accounts                  6,722,970    (115,447,045)        14,949,111       (1,708,312)       (35,353,402)    (65,678,106)        279,006,503    (197,465,999)        (4,721,936)    (24,747,230)       (46,168,870)     (41,939,006)        26,236,656      (3,390,186)
     Surrenders                                        (50,634,421)    (66,120,089)        (7,943,047)      (6,006,170)       (33,690,210)    (44,653,164)       (198,964,435)   (220,845,559)       (32,962,908)    (40,890,461)       (48,634,013)     (58,828,823)       (25,067,438)    (24,311,667)
     Other Fees and Charges                               (372,414)              -            (63,607)               -           (257,204)              -          (1,260,563)              -           (254,074)              -           (304,067)               -           (168,613)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (23,046,622)   (171,389,413)        21,747,222         (921,977)       (49,865,362)    (88,364,625)        306,155,235    (329,823,373)       (13,797,214)    (50,114,912)       (70,276,168)     (73,288,126)        24,740,550     (18,176,888)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      28,257,511                          10,023,836                         25,845,034                         139,869,681                         25,484,144                          53,850,068                         18,968,160
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 77,844,201    (376,163,461)        31,618,472         (596,017)        (4,171,175)   (195,998,458)        660,633,584    (632,395,114)        44,483,321     (98,885,788)         2,755,206     (112,479,337)        55,260,492     (22,291,875)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                               318,994,513     695,157,974         31,677,741       32,273,758        234,801,093     430,799,551       1,146,239,838   1,778,634,952        253,210,309     352,096,097        369,107,895      481,587,232        171,665,189     193,957,064
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 396,838,714   $ 318,994,513       $ 63,296,213     $ 31,677,741      $ 230,629,919   $ 234,801,093      $1,806,873,422  $1,146,239,838      $ 297,693,630   $ 253,210,309      $ 371,863,101    $ 369,107,895      $ 226,925,680   $ 171,665,189
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Cohen & Steers                  AST - DeAm Bond                   AST - DeAm Global                AST - DeAm International             AST - DeAm Large-Cap                AST - DeAm Large-Cap               AST - DeAm Small-Cap
                                                            Real Estate                                                             Allocation                            Equity                             Growth                              Value                              Growth
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended       Year Ended         Year Ended     * May 1 thru        Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                      $ 3,800,637     $ 2,091,340          $ 336,778        $ (96,896)        $ (416,124)    $ 8,575,465         $ (968,937)    $ (1,793,776)        $ (252,428)      $ (51,983)        $ (383,966)      $ (516,697)      $ (4,617,067)   $ (5,814,292)
     Net Realized (Loss)/Gain                            2,691,785         472,975            269,083          174,695        (36,724,408)    (57,748,005)        (4,756,594)     (31,864,433)           401,035        (256,970)        (3,506,323)      (3,349,330)        (7,097,386)    (69,342,744)
     Net Unrealized Gain(Loss) On Investments           58,305,893      (6,761,056)          (139,877)         421,024         79,334,640     (24,037,904)        38,801,581       11,712,094          4,390,268        (598,689)        15,505,157       (5,378,069)       133,246,682     (58,616,823)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                 64,798,316      (4,196,741)           465,985          498,823         42,194,108     (73,210,444)        33,076,050      (21,946,115)         4,538,875        (907,642)        11,614,868       (9,244,096)       121,532,229    (133,773,859)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 33,335,633      13,490,957         10,099,675        3,089,934          9,873,345      12,176,698          8,159,684        5,492,611         10,170,528       1,319,484         12,278,615        7,377,439         16,267,009       9,810,319
     Net Transfers Between Sub-accounts                 44,957,327      34,187,802         (8,653,220)      15,324,177        (29,765,136)    (83,377,116)        14,149,656      (25,419,946)        13,169,255       8,177,296         10,724,138        4,002,409         15,397,778     (68,580,659)
     Surrenders                                        (32,752,041)    (22,672,898)        (4,196,488)      (1,589,522)       (41,732,493)    (57,398,834)       (13,169,911)     (15,120,760)        (3,302,078)       (801,878)        (8,124,771)      (7,917,598)       (46,849,577)    (52,930,036)
     Other Fees and Charges                               (175,973)              -            (29,213)               -           (255,067)              -           (113,087)               -            (16,837)              -            (63,179)               -           (305,976)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       45,364,946      25,005,861         (2,779,246)      16,824,589        (61,879,351)   (128,599,252)         9,026,342      (35,048,095)        20,020,868       8,694,902         14,814,803        3,462,250        (15,490,766)   (111,700,376)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      24,090,310                           5,087,115                         18,423,920                           7,344,480                          1,761,831                           7,769,679                         16,875,574
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   --------------------------------------------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                110,163,262      44,899,430         (2,313,261)      22,410,527        (19,685,243)   (183,385,776)        42,102,392      (49,649,730)        24,559,743       9,549,091         26,429,671        1,987,833        106,041,463    (228,598,661)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                               174,175,353     129,275,923         22,410,527                -        279,798,663     463,184,439         97,152,235      146,801,965          9,549,091               -         43,854,980       41,867,147        284,715,693     513,314,354
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 284,338,615   $ 174,175,353       $ 20,097,266     $ 22,410,527      $ 260,113,420   $ 279,798,663      $ 139,254,627     $ 97,152,235       $ 34,108,834     $ 9,549,091       $ 70,284,651     $ 43,854,980      $ 390,757,155   $ 284,715,693
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - DeAm Small-Cap                  AST - Federated                  AST - Federated High               AST - Gabelli All-Cap             AST - Gabelli Small-Cap               AST - Goldman Sachs                AST - Goldman Sachs
                                                               Value                         Aggressive Growth                      Yield Bond                            Value                              Value                        Concentrated Growth                   Mid-Cap Growth
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended     * May 1 thru        Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (290,888)      $ (35,943)      $ (1,536,639)      $ (362,951)      $ 36,959,416    $ 44,779,115         $ (926,325)      $ (930,220)      $ (7,057,017)   $ (4,870,458)     $ (11,586,392)   $ (10,813,342)      $ (1,392,514)     $ (803,576)
     Net Realized (Loss)/Gain                            4,205,974        (546,664)        29,480,696       (8,362,179)        25,717,478     (77,044,706)        (2,449,699)     (22,104,099)       (19,047,924)    (10,931,833)      (560,515,446)  (1,455,207,468)        (5,564,337)    (16,395,296)
     Net Unrealized Gain(Loss) On Investments            3,543,447          36,734         22,586,485       (2,172,187)        72,514,746      32,357,508         39,149,243      (12,472,531)       192,108,153     (40,972,877)       798,012,467      770,044,732         31,619,140      (3,281,569)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  7,458,533        (545,873)        50,530,542      (10,897,317)       135,191,640          91,917         35,773,220      (35,506,850)       166,003,212     (56,775,168)       225,910,630     (695,976,078)        24,662,290     (20,480,441)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 11,750,999       1,053,574         61,692,690        4,742,097        122,159,273      29,553,712         21,460,395       11,353,484        129,281,812      41,378,563         25,974,340       37,990,312         50,256,377       8,386,478
     Net Transfers Between Sub-accounts                 22,908,293       5,699,795         55,399,431       (1,994,550)       143,929,074      34,682,982         30,578,292      (13,567,263)        57,979,317      (5,223,309)      (110,585,414)    (444,933,212)        39,916,910       6,108,606
     Surrenders                                         (3,628,651)       (699,912)       (19,637,302)      (5,221,287)      (111,554,809)    (68,369,910)       (20,636,522)     (16,634,852)       (82,970,357)    (63,635,606)      (140,202,403)    (204,635,180)       (16,293,152)     (8,605,582)
     Other Fees and Charges                                (17,598)              -            (94,839)               -           (515,385)              -           (126,838)               -           (508,891)              -         (1,195,983)               -           (110,568)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       31,013,043       6,053,457         97,359,980       (2,473,740)       154,018,153      (4,133,216)        31,275,327      (18,848,631)       103,781,881     (27,480,352)      (226,009,460)    (611,578,080)        73,769,567       5,889,502
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       2,747,835                           6,010,832                         80,886,140                          20,354,785                         78,176,544                          95,120,409                          8,057,981
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 38,471,576       8,255,419        147,890,521       (7,360,225)       289,209,792      76,844,841         67,048,547      (34,000,696)       269,785,093      (6,078,976)           (98,831)  (1,212,433,749)        98,431,857      (6,532,958)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                 8,255,419               -         38,807,731       46,167,956        571,448,702     494,603,861        110,954,956      144,955,652        493,562,701     499,641,677      1,118,623,901    2,331,057,650         59,604,210      66,137,168
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                    $ 46,726,995     $ 8,255,419      $ 186,698,252     $ 38,807,731      $ 860,658,494   $ 571,448,702      $ 178,003,502    $ 110,954,956      $ 763,347,794   $ 493,562,701     $1,118,525,070   $1,118,623,901      $ 158,036,066    $ 59,604,210
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Goldman Sachs                    AST - Invesco                      AST - Kinetics                    AST - Lord Abbett                    AST - Marsico                      AST - MFS Global                   AST - MFS Growth
                                                          Small-Cap Value                      Capital Income                        Internet                         Bond Debenture                     Capital Growth                          Equity
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Jan. 1 thru        Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    May 3, 2002**      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                     $ (1,710,738)   $ (4,538,648)       $ 6,375,424     $ 11,145,462                $ -           $ 681        $ 3,791,148        $ 969,443      $ (18,519,512)  $ (16,589,842)        $ (971,804)      $ (810,769)      $ (7,761,045)  $ (10,325,110)
     Net Realized (Loss)/Gain                           (8,273,753)     22,378,288        (86,237,455)    (111,209,111)                 -         (51,069)         9,944,731       (1,143,550)       (78,355,898)   (343,623,458)        (1,591,357)      (3,068,272)       (90,845,238)   (181,917,970)
     Net Unrealized Gain(Loss) On Investments          106,385,860     (70,367,353)       179,410,649      (77,386,597)                 -        (154,892)        17,527,336        2,208,221        429,611,591     147,721,420         20,691,672       (5,545,694)       201,088,629     (65,244,140)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                 96,401,368     (52,527,713)        99,548,619     (177,450,246)                 -        (205,280)        31,263,215        2,034,114        332,736,181    (212,491,880)        18,128,511       (9,424,735)       102,482,347    (257,487,220)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 10,479,588      25,967,936         23,519,694       28,186,148                  -         103,855         73,533,018       19,609,832        314,866,096      76,137,569         13,413,725        7,899,476         56,356,937      26,101,234
     Net Transfers Between Sub-accounts                (41,392,376)    (39,115,075)       (57,660,623)    (115,050,519)                 -      (3,014,586)       110,900,935       54,387,173        174,682,864      25,122,071         22,129,527        4,706,394        (11,635,986)   (127,871,593)
     Surrenders                                        (39,427,514)    (60,611,284)       (86,785,275)    (108,052,510)                 -         (92,443)       (34,038,177)     (13,176,122)      (196,875,946)   (146,037,186)       (11,171,277)      (9,179,140)       (80,253,474)   (102,613,547)
     Other Fees and Charges                               (274,309)              -           (498,226)               -                  -               -           (172,886)               -         (1,272,345)              -            (79,131)               -           (541,750)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (70,614,611)    (73,758,423)      (121,424,430)    (194,916,881)                 -      (3,003,174)       150,222,890       60,820,883        291,400,669     (44,777,546)        24,292,844        3,426,730        (36,074,273)   (204,383,906)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      38,236,347                          54,859,163                                  -                          44,399,861                        140,774,585                          13,420,339                         38,876,168
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 25,786,757     (88,049,789)       (21,875,812)    (317,507,964)                 -      (3,208,454)       181,486,105      107,254,858        624,136,850    (116,494,841)        42,421,355        7,422,334         66,408,074    (422,994,958)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                               308,288,769     396,338,558        646,536,064      964,044,028                  -       3,208,454        163,890,817       56,635,959      1,064,090,824   1,180,585,665         59,353,705       51,931,371        520,897,076     943,892,034
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 334,075,526   $ 308,288,769      $ 624,660,252    $ 646,536,064                $ -             $ 0      $ 345,376,922    $ 163,890,817     $1,688,227,674  $1,064,090,824      $ 101,775,060     $ 59,353,705      $ 587,305,149   $ 520,897,076
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - MFS Growth                   AST - Money Market              AST - Neuberger & Berman            AST - Neuberger & Berman             AST - PBHG Small-Cap                AST - PIMCO Limited                 AST - PIMCO Total
                                                            with Income                                                           Mid-Cap Growth                      Mid-Cap Value                          Growth                          Maturity Bond                       Return Bond
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (940,983)     $ (950,014)     $ (19,569,210)    $ (4,812,915)      $ (4,344,223)   $ (5,309,019)      $ (9,677,169)    $ (8,309,655)      $ (3,900,790)   $ (4,677,680)       $ 7,785,616     $ 21,875,297       $ 48,562,055    $ 43,709,093
     Net Realized (Loss)/Gain                           (5,736,015)    (20,095,372)             2,959          325,271            (80,012)   (142,479,558)       (25,192,716)      12,778,083         42,870,460    (428,524,658)        22,684,558        6,418,903        111,195,426      67,066,894
     Net Unrealized Gain(Loss) On Investments           22,843,906      (3,994,715)                 -                -         80,113,168        (764,737)       276,807,681     (122,535,950)        55,682,415     283,214,671        (10,191,423)       8,964,588        (79,903,273)     30,783,091
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                 16,166,908     (25,040,101)       (19,566,251)      (4,487,644)        75,688,934    (148,553,314)       241,937,796     (118,067,522)        94,652,085    (149,987,667)        20,278,751       37,258,788         79,854,207     141,559,078
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 15,506,739      11,475,175      1,422,017,273      634,143,718         33,011,811      25,285,357        106,117,024       50,514,875         26,036,665      17,592,771        189,486,747       81,951,965        398,788,020     161,636,783
     Net Transfers Between Sub-accounts                  3,248,758      (4,889,580)    (1,158,338,887)     464,800,912          5,085,263     (65,778,804)        32,626,461      (93,467,807)         2,731,464     (78,061,901)       (37,415,826)     328,061,250       (228,191,622)    393,314,582
     Surrenders                                        (13,132,248)    (12,270,338)    (1,218,269,420)  (1,297,172,987)       (43,353,011)    (48,357,077)      (118,522,984)    (128,254,952)       (41,865,233)    (42,879,849)      (224,605,656)    (140,694,273)      (388,376,206)   (297,824,659)
     Other Fees and Charges                               (108,405)              -         (1,872,772)               -           (320,048)              -           (700,078)               -           (270,629)              -           (819,947)               -         (1,737,112)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                        5,514,844      (5,684,743)      (956,463,806)    (198,228,357)        (5,575,985)    (88,850,524)        19,520,423     (171,207,884)       (13,367,733)   (103,348,979)       (73,354,682)     269,318,942       (219,516,920)    257,126,706
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      14,523,276                         469,243,686                         30,535,302                          85,918,260                         42,892,320                         167,959,409                        286,544,242
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 21,681,752     (16,201,568)      (976,030,057)     266,527,685         70,112,949    (206,868,536)       261,458,219     (203,357,146)        81,284,351    (210,444,326)       (53,075,931)     474,537,139       (139,662,713)    685,230,026
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                86,558,358     102,759,926      2,711,656,868    2,445,129,183        280,546,742     487,415,278        750,296,836      953,653,982        246,736,903     457,181,229      1,051,871,089      577,333,950      2,216,132,059   1,530,902,033
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 108,240,110    $ 86,558,358     $1,735,626,811   $2,711,656,868      $ 350,659,691   $ 280,546,742     $1,011,755,055    $ 750,296,836      $ 328,021,254   $ 246,736,903      $ 998,795,158   $1,051,871,089     $2,076,469,346  $2,216,132,059
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - Sanford Bernstein             AST - Sanford Bernstein              AST - Scudder Japan                     AST - Strong                   AST - T. Rowe Price                 AST - T. Rowe Price                AST - T. Rowe Price
                                                             Core Value                      Managed Index 500                                                     International Equity                 Asset Allocation                      Global Bond                     Natural Resources
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Jan. 1 thru        Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    May 3, 2002**      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                     $ (1,575,094)     $ (909,527)      $ (1,012,160)    $ (1,552,612)               $ -       $ (19,464)      $ (2,371,803)    $ (2,834,430)       $ 2,886,448     $ 4,093,736        $ 4,149,773     $ (1,998,630)          $ 21,691       $ 177,913
     Net Realized (Loss)/Gain                           11,946,310      (4,021,512)       (28,177,375)    (136,450,454)                 -         275,401          5,882,560      (70,337,241)       (14,905,535)     (4,084,254)        16,178,020        7,861,123         (4,737,517)     (4,571,811)
     Net Unrealized Gain(Loss) On Investments           36,207,271      (6,743,950)       129,095,812       11,653,711                  -          69,004         88,603,310           (9,701)        71,132,857     (35,797,917)         1,532,938       12,320,481         36,865,494      (8,369,088)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                 46,578,487     (11,674,989)        99,906,276     (126,349,355)                 -         324,941         92,114,067      (73,181,372)        59,113,770     (35,788,435)        21,860,731       18,182,974         32,149,668     (12,762,986)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                119,386,549      22,901,042         52,382,601       35,083,222                  -         266,406         73,911,115       19,383,360         29,988,804      11,124,056         48,862,832        9,523,784          9,748,136       8,124,995
     Net Transfers Between Sub-accounts               (129,605,916)    122,906,075          4,971,758      (31,808,035)                 -      (3,603,817)       (89,930,649)     (39,147,864)        43,501,458      (5,989,329)       (15,254,614)      74,965,874         22,436,867       5,410,854
     Surrenders                                        (43,575,919)    (14,281,676)       (61,029,034)     (75,570,675)                 -         (22,663)       (54,162,173)     (51,210,193)       (43,678,624)    (38,818,356)       (35,476,570)     (21,228,594)       (16,581,674)    (20,138,655)
     Other Fees and Charges                               (179,364)              -           (423,290)               -                  -               -           (325,916)               -           (237,268)              -           (173,415)               -           (106,768)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (53,974,650)    131,525,441         (4,097,965)     (72,295,488)                 -      (3,360,074)       (70,507,623)     (70,974,697)        29,574,370     (33,683,629)        (2,041,767)      63,261,064         15,496,561      (6,602,806)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      36,014,459                          45,981,175                  -               -                          33,000,661                         14,880,240                          24,000,421                         11,175,885
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 (7,396,163)    155,864,911         95,808,311     (152,663,668)                 -      (3,035,133)        21,606,444     (111,155,408)        88,688,140     (54,591,824)        19,818,964      105,444,459         47,646,229      (8,189,907)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                               198,131,794      42,266,883        424,773,411      577,437,079                  -       3,035,133        311,089,214      422,244,622        264,454,961     319,046,785        208,097,688      102,653,229        121,238,963     129,428,870
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 190,735,631   $ 198,131,794      $ 520,581,722    $ 424,773,411                $ -             $ 0      $ 332,695,658    $ 311,089,214      $ 353,143,102   $ 264,454,961      $ 227,916,652    $ 208,097,688      $ 168,885,192   $ 121,238,963
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - William Blair                     Davis Value                       Evergreen - VA                      Evergreen - VA                     Evergreen - VA              Evergreen - VA                     Evergreen - VA
                                                        International Growth                                                         Blue Chip                        Capital Growth                      Equity Index                 Foundation                            Fund
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                     Year Ended      Year Ended          Year Ended      Year Ended         Jan. 1 thru     Year Ended         Jan. 1 thru      Year Ended         Jan. 1 thru     Year Ended          Year Ended      Year Ended        *Dec. 5 thru      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002     Dec. 5, 2003**   Dec. 31, 2002      Dec. 5, 2003**   Dec. 31, 2002     Dec. 23, 2003**  Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                     $ (5,163,089)   $ 10,881,423           $ (28,018)      $ (43,977)         $ (35,090)      $ (43,809)           $ 71,240       $ (85,331)           $ 1,922       $ (12,652)           $ 61,988        $ 47,373           $ (2,708)             $ -
     Net Realized (Loss)/Gain                          (95,119,355)   (235,854,600)           (204,889)       (362,342)          (715,034)       (484,307)         (1,407,166)       (715,913)          (487,594)       (578,937)           (258,936)       (426,835)               871                -
     Net Unrealized Gain(Loss) On Investments          224,223,221      89,224,259           1,552,851        (712,757)         1,143,118        (376,121)          1,914,099      (1,357,844)         1,231,501        (610,341)          1,182,707        (644,412)           123,120                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                123,940,777    (135,748,918)          1,319,944      (1,119,076)           392,995        (904,237)            578,173      (2,159,088)           745,829      (1,201,930)            985,759      (1,023,874)           121,283                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                 77,267,161       3,089,891             348,660         895,445             55,805         368,743             385,763       1,407,860            179,247         827,484             142,330         727,163              5,325                -
     Net Transfers Between Sub-accounts                168,690,058     (84,311,453)            881,532         526,702         (2,743,951)       (316,323)         (6,018,929)       (256,805)        (4,009,550)        133,891            (143,731)       (321,323)         2,866,208                -
     Surrenders                                        (50,142,970)    (43,192,196)           (486,269)       (933,824)          (331,261)       (406,269)           (660,555)     (1,622,296)          (298,283)       (694,713)           (483,253)       (897,177)           (18,674)               -
     Other Fees and Charges                               (315,096)              -              (8,508)              -             (6,705)              -             (12,682)              -             (8,903)              -             (13,750)              -               (371)               -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      195,499,153    (124,413,758)            735,415         488,323         (3,026,112)       (353,849)         (6,306,403)       (471,241)        (4,137,489)        266,662            (498,404)       (491,337)         2,852,488                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      20,660,425                                   -                                  -                                   -                                  -                                   -                                   -
                                                  ---------------------------------   ---------------------------------   --------------------------------------------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------------------------------------------   --------------------------------   ---------------------------------   ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                319,439,930    (239,502,251)          2,055,359        (630,753)        (2,633,117)     (1,258,086)         (5,728,230)     (2,630,329)        (3,391,660)       (935,268)            487,355      (1,515,211)         2,973,771                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               308,793,205     548,295,456           4,771,411       5,402,164          2,633,117       3,891,203           5,728,230       8,358,559          3,391,660       4,326,928           7,354,951       8,870,162                  -                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
     End of Period                                   $ 628,233,135   $ 308,793,205         $ 6,826,770     $ 4,771,411               $ (0)    $ 2,633,117                $ (0)    $ 5,728,230                $ 0     $ 3,391,660         $ 7,842,305     $ 7,354,951        $ 2,973,771              $ -
                                                  =================================   =================================   ================================   =================================   ================================   =================================   =================================
                                                  =================================   =================================   ================================   =================================   ================================   =================================   =================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           Evergreen - VA                      Evergreen - VA                     Evergreen - VA             Evergreen - VA                              Evergreen - VA                      Evergreen - VA                     Evergreen - VA
                                                           Global Leaders                     Growth & Income                  International Equity               Omega                                  Special Equity                      Special Values                    Strategic Income
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                    Jan. 1 thru      Year Ended        *Dec. 5 thru      Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 5, 2003**   Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                        $ (92,217)     $ (108,394)          $ 22,681              $ -          $ 132,289           $ (57)        $ (256,567)      $ (236,846)        $ (496,355)     $ (327,540)         $ (50,407)        $ 30,730          $ (91,868)      $ 232,965
     Net Realized (Loss)/Gain                              628,009      (1,742,023)               781                -              1,472          (1,234)        (1,981,527)      (4,957,278)         4,697,911      (2,872,545)          (149,125)         (11,314)           772,756          (1,122)
     Net Unrealized Gain(Loss) On Investments            1,544,892      (1,781,893)           248,698                -            742,111         (44,936)         7,895,786          202,264          8,699,489      (4,842,952)         1,195,201         (889,098)           210,531         401,618
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  2,080,684      (3,632,310)           272,161                -            875,873         (46,227)         5,657,692       (4,991,860)        12,901,045      (8,043,037)           995,669         (869,682)           891,418         633,461
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                  2,388,807       1,500,942             30,337                -            201,398          56,094          4,439,059        1,730,139          9,220,515       2,031,085            356,548        1,387,207            844,135         936,276
     Net Transfers Between Sub-accounts                (15,386,242)        355,296          5,743,936                -         17,361,881         (41,556)         7,867,248        1,081,326         21,441,123        (598,963)            54,623          965,251            374,496       1,660,090
     Surrenders                                         (1,786,276)     (1,860,305)           (18,749)               -            (94,751)        (12,684)        (2,516,494)      (2,417,355)        (5,897,466)     (2,982,595)          (416,868)      (1,265,961)          (966,014)       (873,294)
     Other Fees and Charges                                (16,437)              -               (949)               -             (1,008)              -            (29,429)               -            (38,045)              -            (10,272)               -            (11,180)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (14,800,148)         (4,067)         5,754,575                -         17,467,520           1,854          9,760,384          394,110         24,726,127      (1,550,473)           (15,969)       1,086,497            241,437       1,723,072
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       2,667,159                                   -                                  -                             606,078                          2,603,927                                   -                                  -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                (12,719,464)       (969,218)         6,026,736                -         18,343,393         (44,373)        15,418,076       (3,991,672)        37,627,172      (6,989,583)           979,699          216,815          1,132,855       2,356,533
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                12,719,464      13,688,682                  -                -            377,265         421,638         13,350,314       17,341,986         18,350,688      25,340,271          3,907,168        3,690,353          5,868,995       3,512,462
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                            $ (0)   $ 12,719,464        $ 6,026,736              $ -       $ 18,720,657       $ 377,265       $ 28,768,390     $ 13,350,314       $ 55,977,860    $ 18,350,688        $ 4,886,867      $ 3,907,168        $ 7,001,850     $ 5,868,995
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           First Trust -                       First Trust -                      First Trust -                       First Trust -                       First Trust -                        First Trust -                           First Trust -
                                                         10 Uncommon Values                        Energy                       Financial Services                   Global Target 15                   NASDAQ Target 15                       Pharmaceutical                          S&P Target 24
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------
                                                     Year Ended      Year Ended         Year Ended     ^Nov. 18 thru        Year Ended     ^Nov. 18 thru        Year Ended     ^Nov. 18 thru       Year Ended     ^Nov. 18 thru         Year Ended       ^Nov. 18 thru         Year Ended       ^Nov. 18 thru
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002       Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                        $ (99,438)     $ (121,039)         $ (24,407)        $ (3,491)         $ (40,422)       $ (5,350)          $ (25,761)       $ (3,429)         $ (46,706)       $ (5,883)            $ (37,120)         $ (5,164)           $ (49,145)         $ (7,136)
     Net Realized (Loss)/Gain                           (1,923,168)     (3,763,238)            34,268            5,232              5,135          (7,429)            (26,448)         (6,911)          (199,430)         (7,875)             (272,918)          (26,438)            (204,426)          (17,523)
     Net Unrealized Gain(Loss) On Investments            4,263,473        (657,224)           654,339          (90,929)         1,132,057        (524,920)            803,438        (337,750)         1,599,300      (1,288,103)              906,856          (893,102)           1,260,705          (814,558)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  2,240,867      (4,541,501)           664,200          (89,188)         1,096,770        (537,699)            751,230        (348,090)         1,353,164      (1,301,861)              596,819          (924,704)           1,007,134          (839,217)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

     Transfers of Annuity Fund Deposits                    356,013         453,956            259,611           66,150            414,078         141,715             260,384          64,209            212,199          60,159               435,541           137,748              499,726            79,602
     Net Transfers Between Sub-accounts                    807,657      (1,735,742)           (82,681)         (70,443)           165,196         (17,982)             29,451          (2,320)           (82,991)        203,872               160,290             5,600               21,786            36,860
     Surrenders                                           (669,922)       (593,052)          (385,025)         (56,218)          (605,953)        (69,746)           (329,368)        (55,555)          (513,073)        (31,788)             (523,474)          (70,869)            (734,409)          (83,433)
     Other Fees and Charges                                 (7,865)              -             (4,104)               -             (6,491)              -              (4,071)              -             (6,252)              -                (6,647)                -               (8,546)                -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                          485,883      (1,874,838)          (212,199)         (60,511)           (33,170)         53,987             (43,604)          6,334           (390,117)        232,243                65,710            72,479             (221,443)           33,029
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       2,539,187                           2,536,370                          4,181,287                           2,683,441                          5,176,944                               4,308,903                              5,573,567
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                  2,726,750      (3,877,152)           452,001        2,386,671          1,063,600       3,697,575             707,626       2,341,685            963,047       4,107,326               662,528         3,456,678              785,691         4,767,379
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

NET ASSETS:
     Beginning of Period                                 6,759,630      10,636,782          2,386,671                           3,697,575                           2,341,685                          4,107,326                             3,456,678                              4,767,379
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------
     End of Period                                     $ 9,486,380     $ 6,759,630        $ 2,838,672      $ 2,386,671        $ 4,761,175     $ 3,697,575         $ 3,049,311     $ 2,341,685        $ 5,070,373     $ 4,107,326           $ 4,119,206       $ 3,456,678          $ 5,553,070       $ 4,767,379
                                                  =================================   =================================  =================================   =================================   ================================   =====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                             First Trust -                           First Trust -                          First Trust -                           First Trust -                           Galaxy - VIP                   Galaxy - VIP                                    Galaxy - VIP
                                                           Target Managed VIP                          Technology                          The Dow DART 10                       Value Line Target 25                     Asset Allocation                       Growth and Income                         Money Market
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                      Year Ended       ^Nov. 18 thru         Year Ended       ^Nov. 18 thru          Year Ended       ^Nov. 18 thru         Year Ended       ^Nov. 18 thru         Jan. 1 thru       ^Nov. 18 thru         Jan. 1 thru       ^Nov. 18 thru         Jan. 1 thru      ^Nov. 18 thru
                                                    Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002        Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002        Oct. 4, 2003**     Dec. 31, 2002       Oct. 11, 2003**     Dec. 31, 2002       Oct. 4, 2003**     Dec. 31, 2002
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                         $ (164,993)        $ (15,428)           $ (17,727)          $ (2,172)           $ (40,385)         $ (6,402)           $ (38,213)          $ (3,964)           $ 131,800         $ 162,837              $ (2,394)         $ (1,920)            $ (7,684)            $ 173
     Net Realized (Loss)/Gain                               (668,863)          (39,083)            (123,045)            (6,502)            (238,649)          (19,221)             (79,044)           (13,639)         (11,816,008)         (320,298)           (2,051,700)          (38,239)                   -                 -
     Net Unrealized Gain(Loss) On Investments              5,606,871          (947,854)             795,599           (713,097)             946,505          (801,843)           1,433,523           (423,965)          11,647,668       (11,647,668)            1,921,850        (1,921,850)                   -                 -
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                    4,773,015        (1,002,365)             654,826           (721,771)             667,471          (827,466)           1,316,266           (441,568)             (36,540)      (11,805,129)             (132,244)       (1,962,009)              (7,684)              173
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Transfers of Annuity Fund Deposits                    5,058,051         1,497,657               69,221             30,393              391,072           131,407              378,934            176,706               17,206             8,630                 4,266               298              741,911           871,244
     Net Transfers Between Sub-accounts                    1,886,565           334,284               64,975             14,719             (514,692)          231,646              526,539             77,621          (31,793,001)         (350,768)           (4,654,444)           23,425           (4,966,200)        1,006,366
     Surrenders                                           (3,256,457)         (221,210)            (191,770)            (7,251)            (486,072)         (139,044)            (266,152)           (10,251)          (2,588,581)       (1,157,868)             (422,514)         (140,174)          (5,528,837)       (2,851,421)
     Other Fees and Charges                                  (28,463)                -               (2,611)                 -               (5,904)                -               (5,448)                 -              (10,619)                -                (1,461)                -               (3,571)                -
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                          3,659,696         1,610,731              (60,185)            37,861             (615,596)          224,009              633,873            244,076          (34,374,995)       (1,500,006)           (5,074,153)         (116,451)          (9,756,697)         (973,811)
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                          11,456,272                               2,162,308                              4,821,241                               3,179,810                             47,716,670                               7,284,857                             10,738,019
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                    8,432,711        12,064,638              594,641          1,478,398               51,875         4,217,784            1,950,139          2,982,318          (34,411,535)       34,411,535            (5,206,397)        5,206,397           (9,764,381)        9,764,381
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

NET ASSETS:
     Beginning of Period                                  12,064,638                              1,478,398                               4,217,784                              2,982,318                              34,411,535                               5,206,397                              9,764,381
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
     End of Period                                      $ 20,497,349      $ 12,064,638          $ 2,073,039        $ 1,478,398          $ 4,269,659       $ 4,217,784          $ 4,932,457        $ 2,982,318                  $ 0      $ 34,411,535                   $ 0       $ 5,206,397                  $ 0       $ 9,764,381
                                                  =====================================   =====================================  =====================================   =====================================  =====================================   =====================================   ====================================
                                                  =====================================   =====================================  =====================================   =====================================  =====================================   =====================================   ====================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                              Galaxy - VIP                            Galaxy - VIP                           Gartmore -                           INVESCO - VIF                          INVESCO - VIF                           INVESCO - VIF                           INVESCO - VIF
                                                           Quality Plus Bond                      Small Company Growth                 GVIT Developing Markets                       Dynamics                          Financial Services                       Health Sciences                           Technology
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                     Jan. 1 thru       ^Nov. 18 thru         Jan. 1 thru      ^Nov. 18 thru         Year Ended       Year Ended           Year Ended         Year Ended           Year Ended        Year Ended           Year Ended         Year Ended           Year Ended        Year Ended
                                                    Oct. 4, 2003**     Dec. 31, 2002       Oct. 11, 2003**    Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002        Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002         Dec. 31, 2003     Dec. 31, 2002
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                          $ 110,591          $ 60,404             $ (6,337)          $ (3,467)      $ (1,256,523)     $ (1,206,362)          $ (983,230)      $ (1,237,630)          $ (781,417)     $ (1,182,024)        $ (1,663,298)      $ (2,373,184)        $ (1,159,252)     $ (1,682,942)
     Net Realized (Loss)/Gain                                637,088            19,935           (2,107,842)           (51,866)        18,082,921        (2,748,029)          12,358,382        (29,083,830)          (4,889,845)      (17,481,640)         (12,013,623)       (18,907,675)           5,185,144      (103,487,871)
     Net Unrealized Gain(Loss) On Investments               (703,180)          703,180            1,979,825         (1,979,825)        30,133,596        (5,308,416)           8,718,456         (4,934,302)          27,210,276        (2,729,403)          40,369,399        (29,007,053)          24,367,652        26,528,457
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                       44,498           783,519             (134,354)        (2,035,158)        46,959,994        (9,262,807)          20,093,608        (35,255,762)          21,539,014       (21,393,067)          26,692,478        (50,287,912)          28,393,544       (78,642,356)
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Transfers of Annuity Fund Deposits                       35,355            20,305                3,444                113          9,166,323         3,111,291           11,898,437          6,769,408            5,775,301         5,243,346            9,034,538          8,104,442            4,186,228         3,490,801
     Net Transfers Between Sub-accounts                   (9,576,025)          105,750           (2,210,136)                 -         44,458,203       (12,476,640)           4,190,094        (29,812,061)          (5,021,378)      (36,105,983)          (7,661,856)       (51,995,032)            (185,484)      (27,831,639)
     Surrenders                                             (704,689)         (427,313)            (147,234)           (53,418)       (13,486,718)      (10,150,945)         (13,804,146)       (12,829,802)          (9,457,009)      (13,925,274)         (14,170,644)       (18,721,871)          (8,973,755)       (9,620,725)
     Other Fees and Charges                                   (2,911)                -               (1,214)                 -            (71,051)                -              (80,016)                 -              (91,322)                -             (134,414)                 -              (98,258)                -
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                        (10,248,270)         (301,258)          (2,355,140)           (53,305)        40,066,757       (19,516,294)           2,204,369        (35,872,455)          (8,794,408)      (44,787,911)         (12,932,376)       (62,612,461)          (5,071,269)      (33,961,563)
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                           9,721,511                               4,577,957                            8,038,806                              13,557,080                              6,649,057                               9,618,991                              4,605,671
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                  (10,203,772)       10,203,772           (2,489,494)         2,489,494         87,026,751       (20,740,295)          22,297,977        (57,571,137)          12,744,606       (59,531,921)          13,760,102       (103,281,382)          23,322,275      (107,998,248)
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

NET ASSETS:
     Beginning of Period                                  10,203,772                              2,489,494                            70,889,469        91,629,764           62,724,192        120,295,329           85,332,946       144,864,867          115,834,514        219,115,896           69,602,006       177,600,254
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
     End of Period                                              $ (0)     $ 10,203,772                 $ (0)       $ 2,489,494      $ 157,916,220      $ 70,889,469         $ 85,022,169       $ 62,724,192         $ 98,077,552      $ 85,332,946        $ 129,594,616      $ 115,834,514         $ 92,924,281      $ 69,602,006
                                                  =====================================   =====================================   ==================================   =====================================  =====================================   =====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           INVESCO - VIF                      Liberty - Asset                    Liberty - Columbia                 Liberty - Columbia                     Liberty -                       Liberty - Federal                      Liberty -
                                                         Telecommunications                    Allocation VS                        High Yield VS                 Real Estate Equity VS                    Equity VS                         Securities VS                     Money Market VS
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------
                                                     Year Ended      Year Ended         *Oct. 4 thru     Year Ended         Year Ended     ^Nov. 18 thru        Year Ended     ^Nov. 18 thru       Year Ended     ^Nov. 18 thru      *Oct. 4 thru     Year Ended        *Oct. 4 thru     Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002     Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (372,948)     $ (573,461)         $ (209,781)            $ -           $ 76,205         $ 12,409            $ 8,498        $ 10,366         $ (175,049)       $ 32,338          $ (69,707)            $ -          $ (17,183)            $ -
     Net Realized (Loss)/Gain                            3,171,276     (31,168,990)            872,754               -            (21,442)          (3,154)           139,286          41,154         (4,725,523)       (561,484)            34,812               -                  -               -
     Net Unrealized Gain(Loss) On Investments            4,381,656      (1,537,370)          4,631,410               -             95,273          (62,070)            23,595          (7,320)        10,406,513     (19,321,709)           148,637               -                  -               -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  7,179,984     (33,279,821)          5,294,383               -            150,037          (52,815)           171,379          44,200          5,505,941     (19,850,855)           113,742               -            (17,183)              -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

     Transfers of Annuity Fund Deposits                  3,062,848       1,711,756              54,691               -            121,319               53             17,106             100             94,245          12,035             84,484               -          1,038,404               -
     Net Transfers Between Sub-accounts                 (1,767,423)    (10,242,726)         28,741,748               -            294,560            1,414             96,786         (38,534)         2,483,719        (236,201)         9,907,891               -         12,609,645               -
     Surrenders                                         (3,710,921)     (4,049,922)         (7,518,688)              -           (520,161)         (17,952)          (290,624)        (22,017)        (6,622,303)       (744,998)        (2,186,370)              -         (7,730,076)              -
     Other Fees and Charges                                (42,047)              -             (28,979)              -               (889)               -               (651)              -            (38,975)              -             (7,089)              -             (5,371)              -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       (2,457,543)    (12,580,892)         21,248,772               -           (105,171)         (16,485)          (177,383)        (60,451)        (4,083,314)       (969,164)         7,798,916               -          5,912,602               -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       2,243,811                                   -                           1,406,759                            668,398                         46,001,725                                  -                                  -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                  4,722,441     (43,616,902)         26,543,155               -             44,866        1,337,459             (6,004)        652,147          1,422,628      25,181,706          7,912,658               -          5,895,419               -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                                24,274,294      67,891,196                   -               -          1,337,459                             652,147                         25,181,706                                  -               -                  -               -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------
     End of Period                                    $ 28,996,735    $ 24,274,294        $ 26,543,155             $ -        $ 1,382,325      $ 1,337,459          $ 646,143       $ 652,147       $ 26,604,334    $ 25,181,706        $ 7,912,658             $ -        $ 5,895,419             $ -
                                                  =================================   =================================   =================================  =================================  =================================   ================================   ================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Liberty - Small                      ProFunds - VP                              ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                         Company Growth VS                Asia 30                                     Banks                          Basic Materials                          Bear                           Biotechnology                           Bull
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                   *Oct. 11 thru     Year Ended         Year Ended      * May 1 thru        Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended       Year Ended         Year Ended     * May 1 thru
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                        $ (16,940)            $ -         $ (288,693)       $ (60,099)           $ 5,197       $ (99,402)        $ (101,550)       $ (39,588)      $ (1,668,652)     $ (696,469)        $ (318,743)      $ (271,066)        $ (857,762)     $ (239,187)
     Net Realized (Loss)/Gain                              240,410               -          5,108,254       (1,394,466)           656,355      (2,127,474)         2,077,917       (1,727,451)       (26,085,524)       (996,773)         5,278,370      (12,238,800)         1,566,853         (27,309)
     Net Unrealized Gain(Loss) On Investments              736,375               -          3,271,812         (676,609)            96,355         (21,789)         1,844,846          (20,289)        (3,410,212)      1,673,872          1,168,818          167,408          7,216,573      (2,751,680)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                    959,845               -          8,091,373       (2,131,174)           757,907      (2,248,665)         3,821,212       (1,787,328)       (31,164,387)        (19,370)         6,128,445      (12,342,458)         7,925,664      (3,018,176)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                      8,275               -          3,576,616           77,474          1,363,382         110,035          1,291,588           91,241          7,456,566       3,493,253          1,549,205          964,612          6,871,140         547,289
     Net Transfers Between Sub-accounts                  2,228,064               -         22,317,039       19,863,688           (966,447)      6,892,279         43,920,159        5,701,445         19,868,113      21,833,665         (4,778,826)     (17,318,174)        70,910,907      45,409,849
     Surrenders                                           (916,514)              -         (3,421,505)        (351,823)        (1,172,304)     (1,685,977)        (1,954,249)        (491,786)       (20,053,315)     (7,811,895)        (2,813,824)      (1,723,615)        (9,850,982)     (1,880,162)
     Other Fees and Charges                                 (1,775)              -            (15,224)               -             (4,752)              -             (8,485)               -            (87,893)              -            (17,753)               -            (43,735)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                        1,318,050               -         22,456,926       19,589,338           (780,121)      5,316,336         43,249,013        5,300,900          7,183,471      17,515,023         (6,061,198)     (18,077,177)        67,887,330      44,076,976
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                               -                           1,120,166                          2,713,760                             338,227                         24,846,660                           2,010,333                         20,411,941
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                  2,277,895               -         30,548,299       18,578,331            (22,214)      5,781,431         47,070,226        3,851,799        (23,980,916)     42,342,313             67,246      (28,409,302)        75,812,994      61,470,741
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                         -               -         18,578,331                -          5,781,431               -          3,851,799                -         77,642,614      35,300,301         14,211,616       42,620,918         61,470,741               -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                     $ 2,277,895             $ -       $ 49,126,629     $ 18,578,331        $ 5,759,217     $ 5,781,431       $ 50,922,025      $ 3,851,799       $ 53,661,698    $ 77,642,614       $ 14,278,862     $ 14,211,616      $ 137,283,735    $ 61,470,741
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                         Consumer Cyclical                 Consumer Non-Cyclical                      Energy                            Europe 30                          Financial                           Healthcare                         Industrial
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended     * May 1 thru
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                        $ (58,696)      $ (18,568)         $ (36,641)       $ (90,663)        $ (204,540)     $ (249,870)        $ (659,555)      $ (417,126)        $ (178,703)     $ (331,758)        $ (259,628)      $ (294,659)         $ (50,169)      $ (11,240)
     Net Realized (Loss)/Gain                              981,251      (1,755,663)           358,907       (1,468,175)           790,887      (3,387,650)         8,695,002      (10,519,078)         2,495,392      (5,222,929)          (362,016)      (5,272,600)         1,095,975        (391,936)
     Net Unrealized Gain(Loss) On Investments              163,072         (47,366)            45,235           (8,345)         2,713,630        (413,984)        11,146,889         (240,360)           904,113        (403,086)         1,321,787          (77,654)           138,174         (25,736)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  1,085,627      (1,821,597)           367,501       (1,567,183)         3,299,977      (4,051,504)        19,182,336      (11,176,564)         3,220,802      (5,957,773)           700,143       (5,644,913)         1,183,980        (428,912)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                    668,976          66,406            674,255          219,468          2,695,258       1,109,007          3,161,655        1,370,440          2,768,407       1,400,714        $ 4,298,297        1,815,324            452,843          51,680
     Net Transfers Between Sub-accounts                   (592,820)      4,925,008         (2,767,812)       5,362,682         21,249,661        (145,677)        75,524,403      (22,130,025)         3,299,044      (7,493,587)         7,645,308      (18,408,423)         9,677,160       1,672,674
     Surrenders                                           (819,450)       (170,835)          (816,374)        (892,823)        (2,129,029)     (2,647,425)        (6,431,054)      (2,817,263)        (2,606,262)     (3,525,294)        (2,906,661)      (3,365,878)          (692,838)       (348,880)
     Other Fees and Charges                                 (3,752)              -             (3,002)               -            (13,379)              -            (32,508)               -            (16,655)              -            (19,346)               -             (3,716)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                         (747,046)      4,820,580         (2,912,933)       4,689,327         21,802,511      (1,684,095)        72,222,496      (23,576,848)         3,444,534      (9,618,167)         9,017,598      (19,958,977)         9,433,449       1,375,475
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                         439,721                           1,829,775                          3,852,033                           7,150,832                          6,847,216                           6,605,885                            187,564
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                    338,581       3,438,705         (2,545,432)       4,951,920         25,102,488      (1,883,566)        91,404,832      (27,602,580)         6,665,336      (8,728,724)         9,717,741      (18,998,006)        10,617,430       1,134,128
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                 3,438,705               -          4,951,920                -         19,239,972      21,123,539         17,373,410       44,975,990         11,125,290      19,854,014         13,631,553       32,629,559          1,134,128               -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                     $ 3,777,286     $ 3,438,705        $ 2,406,488      $ 4,951,920       $ 44,342,460    $ 19,239,972      $ 108,778,242     $ 17,373,410       $ 17,790,626    $ 11,125,290       $ 23,349,294     $ 13,631,553       $ 11,751,557     $ 1,134,128
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                              Internet                             Japan                          Mid-Cap Growth                      Mid-Cap Value                           OTC                           Pharmaceuticals                    Precious Metals
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended     * May 1 thru
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (250,505)      $ (79,015)        $ (216,875)       $ (40,709)        $ (462,954)      $ (88,253)        $ (342,672)      $ (107,736)      $ (1,606,944)     $ (728,038)        $ (102,663)       $ (52,297)        $ (599,499)     $ (200,034)
     Net Realized (Loss)/Gain                            7,984,174       4,206,610            175,029       (2,322,204)         6,918,840      (1,323,222)         5,476,941       (3,318,501)        25,169,549     (29,447,824)        (1,399,256)          64,185          7,384,408     (12,066,110)
     Net Unrealized Gain(Loss) On Investments            1,256,244      (1,007,428)           708,651          (37,438)           477,680        (263,335)         2,096,170         (129,186)        13,178,214      (4,150,437)          (210,919)          38,139          4,212,522       1,414,184
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  8,989,913       3,120,167            666,805       (2,400,351)         6,933,567      (1,674,810)         7,230,440       (3,555,423)        36,740,819     (34,326,299)        (1,712,838)          50,027         10,997,431     (10,851,960)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                  1,752,044         140,469          2,110,283          125,576          3,145,500         437,937          4,868,444          490,311         13,899,126       3,312,174          1,921,116          277,131         10,077,142         555,415
     Net Transfers Between Sub-accounts                (22,332,952)     23,169,044         22,309,574        4,930,727         26,044,843      11,110,157         28,829,745       13,352,603         45,068,504      35,536,785          9,651,270        1,352,336          5,412,022      62,980,779
     Surrenders                                         (2,423,305)       (683,098)        (2,951,647)        (209,085)        (4,624,513)       (577,400)        (2,880,530)        (991,446)       (17,935,450)    (11,081,876)        (1,415,733)        (741,772)        (5,917,897)     (2,676,094)
     Other Fees and Charges                                (12,496)              -            (15,615)               -            (21,445)              -            (13,236)               -           (117,770)              -             (7,355)               -            (27,986)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (23,016,709)     22,626,415         21,452,595        4,847,218         24,544,385      10,970,694         30,804,423       12,851,468         40,914,410      27,767,082         10,149,298          887,695          9,543,281      60,860,100
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       3,137,204                             625,883                          5,769,086                           3,192,234                         14,994,845                           2,475,598                          5,639,798
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                (14,026,796)     28,883,787         22,119,400        3,072,749         31,477,952      15,064,969         38,034,863       12,488,279         77,655,229       8,435,629          8,436,460        3,413,320         20,540,712      55,647,939
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                28,883,787               -          3,072,749                -         15,064,969               -         12,488,279                -         75,788,475      67,352,846          3,413,320                -         55,647,939               -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                    $ 14,856,990    $ 28,883,787       $ 25,192,150      $ 3,072,749       $ 46,542,921    $ 15,064,969       $ 50,523,142     $ 12,488,279      $ 153,443,704    $ 75,788,475       $ 11,849,779      $ 3,413,320       $ 76,188,651    $ 55,647,939
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                            Real Estate                   Rising Rates Opportunity                Semiconductor                         Short OTC                       Small-Cap Growth                    Small-Cap Value                       Technology
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                         $ 80,090     $ 1,282,542         $ (486,484)       $ (63,077)        $ (184,262)      $ (42,093)        $ (284,547)      $ (258,286)        $ (856,499)     $ (131,114)        $ (583,921)       $ (97,082)        $ (223,545)     $ (165,977)
     Net Realized (Loss)/Gain                            4,262,856      (4,413,619)          (317,651)      (1,887,436)         4,341,616      (4,075,624)       (18,946,402)        (476,003)        16,183,491      (3,951,665)        10,355,125       (2,783,600)         1,065,433      (7,793,094)
     Net Unrealized Gain(Loss) On Investments            1,380,016        (835,880)          (840,068)        (314,178)           (65,446)       (442,740)        (1,258,326)         349,800            875,588        (330,254)         1,134,947         (397,674)         2,114,723        (955,236)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  5,722,962      (3,966,957)        (1,644,203)      (2,264,691)         4,091,908      (4,560,457)       (20,489,275)        (384,489)        16,202,580      (4,413,033)        10,906,151       (3,278,356)         2,956,611      (8,914,307)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                  3,859,419       1,679,523         11,027,959        1,624,002          1,114,883         117,553          3,268,810          330,738          4,987,741         351,942          4,036,784          534,951          1,092,134         396,659
     Net Transfers Between Sub-accounts                  8,601,065     (13,623,860)        30,698,887        5,566,737         11,356,099       7,886,763         42,195,868        9,345,471        115,968,685      24,487,389        108,456,590       28,482,208          5,621,658       6,609,259
     Surrenders                                         (3,829,044)     (5,191,305)        (6,009,151)      (1,106,892)        (2,037,123)       (381,968)        (8,731,299)      (1,703,304)        (7,688,562)       (831,337)        (5,395,529)      (1,080,277)        (2,042,870)     (1,129,566)
     Other Fees and Charges                                (23,485)              -            (23,688)               -             (8,394)              -            (43,291)               -            (30,301)              -            (22,869)               -            (10,294)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                        8,607,955     (17,135,642)        35,694,007        6,083,846         10,425,465       7,622,348         36,690,088        7,972,904        113,237,563      24,007,994        107,074,976       27,936,882          4,660,628       5,876,353
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       3,297,658                           3,348,592                            727,238                           6,439,628                          4,373,004                           4,502,305                          1,288,497
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 14,330,917     (17,804,940)        34,049,805        7,167,747         14,517,373       3,789,129         16,200,813       14,028,043        129,440,143      23,967,965        117,981,127       29,160,830          7,617,239      (1,749,458)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                20,864,731      38,669,672          7,167,747                -          3,789,129               -         14,028,043                -         23,967,965               -         29,160,830                -         13,170,856      14,920,314
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                    $ 35,195,649    $ 20,864,731       $ 41,217,552      $ 7,167,747       $ 18,306,502     $ 3,789,129       $ 30,228,856     $ 14,028,043      $ 153,408,108    $ 23,967,965      $ 147,141,957     $ 29,160,830       $ 20,788,095    $ 13,170,856
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ProFunds - VP               ProFunds - VP                              ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                         Telecommunications                 U.S. Government Plus                    Ultra Bull                        Ultra Mid-Cap                        Ultra OTC                        Ultra Small-Cap                       Utilities
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (101,009)      $ (99,936)       $ 1,440,888        $ 867,261         $ (505,772)     $ (728,025)        $ (301,079)       $ (66,179)        $ (875,987)     $ (779,711)        $ (736,321)      $ (507,695)         $ 150,088      $ (254,283)
     Net Realized (Loss)/Gain                           (1,906,693)       (125,881)        (2,647,973)       4,170,529         11,056,383     (27,791,608)         8,374,767       (4,818,634)        28,758,145     (55,340,469)        28,768,131      (11,816,476)         2,498,711      (4,804,474)
     Net Unrealized Gain(Loss) On Investments            1,029,668        (664,731)        (4,066,859)         489,394          6,223,987      (1,381,024)         1,207,064           10,977         12,089,946      (7,297,041)         2,245,610       (7,136,266)           157,778         233,837
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                   (978,034)       (890,548)        (5,273,943)       5,527,184         16,774,598     (29,900,657)         9,280,752       (4,873,836)        39,972,104     (63,417,221)        30,277,420      (19,460,437)         2,806,578      (4,824,920)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                  1,472,334         448,411          9,076,133        2,015,093          2,366,292       2,108,926          4,475,836          274,078          6,481,146       3,805,838          3,010,009        1,328,683          2,972,537         920,106
     Net Transfers Between Sub-accounts                 (8,128,989)     10,012,534        (77,833,524)     120,184,497         10,106,444       1,736,690         10,745,836       20,566,062         22,377,591      10,231,788         26,424,672      (36,527,125)        (5,931,973)     18,847,080
     Surrenders                                         (1,658,093)     (1,134,513)       (13,519,572)      (8,734,762)        (4,955,416)     (5,947,238)        (3,585,052)      (1,044,523)        (4,499,948)     (3,887,806)        (6,691,884)      (3,561,418)        (3,214,612)     (3,661,168)
     Other Fees and Charges                                 (7,691)              -            (43,304)               -            (26,961)              -            (13,134)               -            (78,101)              -            (30,609)               -            (16,070)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       (8,322,439)      9,326,431        (82,320,267)     113,464,828          7,490,359      (2,101,622)        11,623,486       19,795,616         24,280,688      10,149,821         22,712,188      (38,759,859)        (6,190,118)     16,106,018
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       4,217,850                           5,298,359                         10,384,921                           2,526,048                          3,541,809                           4,825,370                          1,832,104
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 (9,300,473)     12,653,733        (87,594,210)     124,290,371         24,264,957     (21,617,358)        20,904,238       17,447,828         64,252,792     (49,725,591)        52,989,608      (53,394,927)        (3,383,540)     13,113,203
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                16,790,652       4,136,919        124,290,371                -         35,369,793      56,987,150         17,447,828                -         45,937,392      95,662,983         30,345,648       83,740,574         26,021,156      12,907,953
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                     $ 7,490,179    $ 16,790,652       $ 36,696,161    $ 124,290,371       $ 59,634,749    $ 35,369,793       $ 38,352,066     $ 17,447,828      $ 110,190,184    $ 45,937,392       $ 83,335,256     $ 30,345,648       $ 22,637,616    $ 26,021,156
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      Prudential - SP Jennison                  Rydex - Nova                        Rydex - OTC                        Rydex - Ursa                  WFVT - Asset Allocation              WFVT - Equity Income                WFVT - Equity Value
                                                        International Growth
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------
                                                     Year Ended      Year Ended          Year Ended      Year Ended         Year Ended      Year Ended          Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (139,935)      $ (37,309)         $ (147,520)      $ 617,183         $ (655,677)   $ (1,020,157)          $ (38,626)      $ (16,650)         $ 261,209      $ 2,763,462           $ 29,653        $ 27,436           $ 46,741        $ (55,978)
     Net Realized (Loss)/Gain                            2,558,747        (350,517)         (4,861,200)     (8,600,581)       (14,953,059)    (41,763,410)             19,990          92,625         (5,355,046)      (4,205,116)          (795,050)     (1,875,015)        (2,515,049)      (3,049,399)
     Net Unrealized Gain(Loss) On Investments            1,554,810        (195,109)          8,401,143        (969,813)        32,485,072       2,576,864            (730,825)        628,236         31,174,114      (26,865,611)         4,026,383      (1,074,776)         6,770,794       (4,967,694)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  3,973,622        (582,935)          3,392,423      (8,953,211)        16,876,336     (40,206,703)           (749,461)        704,211         26,080,277      (28,307,265)         3,260,986      (2,922,355)         4,302,486       (8,073,071)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                  2,000,463         800,226              39,755          49,840            208,334         290,673               5,769          18,278          3,278,141        4,140,329          5,175,331       1,915,280            752,826          944,403
     Net Transfers Between Sub-accounts                 14,202,761       1,019,880          (2,329,274)     (5,360,434)        (6,881,898)    (19,500,655)           (437,143)     (1,132,030)        (6,812,113)     (18,679,510)         5,015,845       4,359,165           (930,328)      (4,033,194)
     Surrenders                                         (1,030,995)       (303,494)         (1,045,599)     (1,637,593)        (4,199,020)     (5,791,974)           (255,674)       (425,046)       (16,375,612)     (21,314,105)        (2,568,802)     (2,098,300)        (2,537,365)      (2,796,419)
     Other Fees and Charges                                 (5,611)              -             (12,752)              -            (77,942)              -              (2,826)              -            (60,489)               -            (14,219)              -            (10,946)               -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       15,166,618       1,516,612          (3,347,870)     (6,948,186)       (10,950,526)    (25,001,956)           (689,874)     (1,538,798)       (19,970,073)     (35,853,286)         7,608,155       4,176,144         (2,725,813)      (5,885,209)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       1,194,527                           1,737,692                          4,118,748                              68,556                                   -                          1,473,889                           1,466,876
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 19,140,240       2,128,203              44,553     (14,163,706)         5,925,810     (61,089,911)         (1,439,335)       (766,030)         6,110,204      (64,160,551)        10,869,141       2,727,678          1,576,673      (12,491,405)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                 4,152,032       2,023,829          11,407,246      25,570,952         44,381,267     105,471,178           3,467,739       4,233,769        145,328,093      209,488,644         12,283,990       9,556,312         20,214,845       32,706,250
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------
     End of Period                                    $ 23,292,272     $ 4,152,032        $ 11,451,799    $ 11,407,246       $ 50,307,077    $ 44,381,267         $ 2,028,404     $ 3,467,739      $ 151,438,296    $ 145,328,093       $ 23,153,132    $ 12,283,990       $ 21,791,517     $ 20,214,845
                                                  =================================   =================================   ================================   =================================   =================================  =================================   =================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           WFVT - Growth                    WFVT - International               WFVT - Large Company                WFVT - Money Market                   WFVT - Small-Cap                     WFVT - Total
                                                                                                   Equity                             Growth                                                                  Growth                          Return Bond
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended          Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002       Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (549,459)     $ (726,512)         $ (19,071)       $ (19,143)        $ (183,546)     $ (211,607)         $ (529,005)     $ (138,476)         $ (70,888)       $ (88,814)         $ 805,256     $ 1,500,198
     Net Realized (Loss)/Gain                           (5,008,037)     (6,523,018)          (161,044)        (120,712)        (1,524,930)     (2,412,787)                  -               -         (1,834,466)      (3,835,601)           757,786         122,094
     Net Unrealized Gain(Loss) On Investments           13,174,162     (10,525,419)           679,333         (263,284)         4,506,227      (2,701,691)                  -               -          3,635,115          739,737            365,411         234,849
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  7,616,665     (17,774,949)           499,218         (403,139)         2,797,751      (5,326,085)           (529,005)       (138,476)         1,729,761       (3,184,678)         1,928,454       1,857,141
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                    248,872         360,593            342,861          333,661          1,692,714       1,436,933          14,633,983      17,069,219            429,508          405,526            993,291         579,026
     Net Transfers Between Sub-accounts                 (3,232,586)     (7,651,410)           314,428          241,707          1,138,165         (33,340)         17,743,509      41,602,671            (70,186)        (605,070)        (2,390,456)     (2,357,936)
     Surrenders                                         (5,314,449)     (5,705,608)          (224,873)        (205,044)        (1,443,916)     (2,112,357)        (54,220,517)    (65,844,174)          (489,001)        (611,720)        (4,045,152)     (4,358,906)
     Other Fees and Charges                                (13,306)              -             (1,907)               -             (9,878)              -             (20,621)              -             (4,371)               -             (7,581)              -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       (8,311,469)    (12,996,425)           430,509          370,324          1,377,085        (708,764)        (21,863,646)     (7,172,284)          (134,050)        (811,264)        (5,449,898)     (6,137,816)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                               -                                   -                                  -                                   -                                   -                                  -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                   (694,803)    (30,771,375)           929,727          (32,815)         4,174,835      (6,034,849)        (22,392,651)     (7,310,760)         1,595,711       (3,995,942)        (3,521,444)     (4,280,675)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                40,473,461      71,244,836          1,479,307        1,512,122         11,379,092      17,413,941          69,106,596      76,417,357          4,454,208        8,450,150         29,806,385      34,087,060
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                    $ 39,778,658    $ 40,473,461        $ 2,409,034      $ 1,479,307       $ 15,553,927    $ 11,379,092        $ 46,713,945    $ 69,106,596        $ 6,049,919      $ 4,454,208       $ 26,284,941    $ 29,806,385
                                                  =================================   =================================   ================================   =================================   =================================  =================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                     VARIABLE ACCOUNT B
              FOOTNOTE TO STATEMENT OF ASSETS AND LIABILITIES
                  AS OF DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Fund Name                                                     Charge Level       Units      Unit Price      Unit Value
AST - Alger All-Cap Growth Portfolio                         0.65%                  564,609        4.83          2,728,345
AST - Alger All-Cap Growth Portfolio                         0.90%                    2,195       12.59             27,639
AST - Alger All-Cap Growth Portfolio                         1.00%                2,563,376        4.76         12,213,252
AST - Alger All-Cap Growth Portfolio                         1.25%                  200,264        6.06          1,213,751
AST - Alger All-Cap Growth Portfolio                         1.40%               75,107,237        4.69        352,103,103
AST - Alger All-Cap Growth Portfolio                         1.50%                   34,250       12.50            428,289
AST - Alger All-Cap Growth Portfolio                         1.65%                2,002,166        9.07         18,152,633
AST - Alger All-Cap Growth Portfolio                         1.75%                    2,323       12.47             28,971
AST - Alger All-Cap Growth Portfolio                         1.90%                  636,548       12.45          7,923,871
AST - Alger All-Cap Growth Portfolio                         2.00%                   10,356       12.43            128,761
AST - Alger All-Cap Growth Portfolio                         2.15%                  106,376       12.41          1,320,424
AST - Alger All-Cap Growth Portfolio                         2.25%                   87,326        5.84            510,141
AST - Alger All-Cap Growth Portfolio                         2.40%                    4,810       12.38             59,535
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         81,321,836                    396,838,714

AST - Alliance/Bernstein Growth + Value Portfolio            0.65%                   42,479        9.03            383,733
AST - Alliance/Bernstein Growth + Value Portfolio            0.90%                    1,360       12.25             16,658
AST - Alliance/Bernstein Growth + Value Portfolio            1.00%                  121,535        8.95          1,087,579
AST - Alliance/Bernstein Growth + Value Portfolio            1.25%                  137,293        8.89          1,220,329
AST - Alliance/Bernstein Growth + Value Portfolio            1.40%                4,017,495        8.85         35,564,764
AST - Alliance/Bernstein Growth + Value Portfolio            1.50%                   29,927       12.16            364,020
AST - Alliance/Bernstein Growth + Value Portfolio            1.65%                1,387,072        9.91         13,740,256
AST - Alliance/Bernstein Growth + Value Portfolio            1.75%                    2,379       12.13             28,852
AST - Alliance/Bernstein Growth + Value Portfolio            1.90%                  667,395       12.11          8,081,189
AST - Alliance/Bernstein Growth + Value Portfolio            2.00%                    5,118       12.09             61,896
AST - Alliance/Bernstein Growth + Value Portfolio            2.15%                  115,455       12.07          1,394,018
AST - Alliance/Bernstein Growth + Value Portfolio            2.25%                  154,955        8.65          1,340,384
AST - Alliance/Bernstein Growth + Value Portfolio            2.40%                    1,041       12.04             12,535
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          6,683,505                     63,296,213

AST - Alliance Growth Portfoio                               0.65%                  108,170       12.82          1,386,588
AST - Alliance Growth Portfoio                               0.90%                    1,374       11.46             15,751
AST - Alliance Growth Portfoio                               1.00%                  366,972       12.51          4,591,825
AST - Alliance Growth Portfoio                               1.25%                  263,698        5.93          1,564,199
AST - Alliance Growth Portfoio                               1.40%               15,868,913       12.13        192,492,104
AST - Alliance Growth Portfoio                               1.50%                   28,954       11.39            329,699
AST - Alliance Growth Portfoio                               1.60%                    7,530       10.27             77,356
AST - Alliance Growth Portfoio                               1.65%                2,098,873        9.08         19,055,949
AST - Alliance Growth Portfoio                               1.75%                    4,138       11.35             46,986
AST - Alliance Growth Portfoio                               1.90%                  717,430       11.34          8,132,423
AST - Alliance Growth Portfoio                               2.00%                    2,206       11.32             24,975
AST - Alliance Growth Portfoio                               2.15%                  114,477       11.30          1,293,955
AST - Alliance Growth Portfoio                               2.25%                  267,109        5.72          1,527,182
AST - Alliance Growth Portfoio                               2.40%                    8,067       11.27             90,926
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         19,857,909                    230,629,919

AST - Alliance Growth & Income Portfolio                     0.65%                  772,571       25.23         19,495,199
AST - Alliance Growth & Income Portfolio                     0.90%                   75,316       12.92            973,020
AST - Alliance Growth & Income Portfolio                     1.00%                1,264,426       21.72         27,458,270
AST - Alliance Growth & Income Portfolio                     1.15%                      957       12.88             12,327
AST - Alliance Growth & Income Portfolio                     1.25%                3,076,626       10.25         31,538,411
AST - Alliance Growth & Income Portfolio                     1.40%              46,013,553        27.83      1,280,524,295
AST - Alliance Growth & Income Portfolio                     1.50%                  932,323       12.83         11,963,391
AST - Alliance Growth & Income Portfolio                     1.60%                   38,248       10.64            407,128
AST - Alliance Growth & Income Portfolio                     1.65%               21,264,670       10.50        223,261,614
AST - Alliance Growth & Income Portfolio                     1.75%                  106,644       12.80          1,364,552
AST - Alliance Growth & Income Portfolio                     1.85%                   10,811       10.64            115,017
AST - Alliance Growth & Income Portfolio                     1.90%               13,386,166       12.77        170,989,497
AST - Alliance Growth & Income Portfolio                     2.00%                  187,011       12.76          2,386,093
AST - Alliance Growth & Income Portfolio                     2.15%                2,029,598       12.74         25,851,537
AST - Alliance Growth & Income Portfolio                     2.25%                  976,756        9.88          9,651,180
AST - Alliance Growth & Income Portfolio                     2.40%                   69,435       12.70            881,890
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         90,205,111                  1,806,873,422

AST - American Century Income & Growth Portfolio             0.65%                  247,785       13.59          3,368,078
AST - American Century Income & Growth Portfolio             0.90%                      579       12.64              7,325
AST - American Century Income & Growth Portfolio             1.00%                  526,565       13.28          6,991,490
AST - American Century Income & Growth Portfolio             1.25%                  339,653        8.52          2,895,291
AST - American Century Income & Growth Portfolio             1.40%               19,177,690       12.91        247,520,326
AST - American Century Income & Growth Portfolio             1.50%                   63,878       12.56            802,008
AST - American Century Income & Growth Portfolio             1.60%                    2,828       10.70             30,258
AST - American Century Income & Growth Portfolio             1.65%                2,115,438       10.45         22,096,131
AST - American Century Income & Growth Portfolio             1.75%                   11,533       12.52            144,384
AST - American Century Income & Growth Portfolio             1.85%                    2,487       10.69             26,594
AST - American Century Income & Growth Portfolio             1.90%                  846,118       12.50         10,575,065
AST - American Century Income & Growth Portfolio             2.00%                    2,386       12.48             29,783
AST - American Century Income & Growth Portfolio             2.15%                  124,008       12.46          1,545,485
AST - American Century Income & Growth Portfolio             2.25%                  195,232        8.22          1,604,102
AST - American Century Income & Growth Portfolio             2.40%                    4,612       12.43             57,311
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         23,660,792                    297,693,630

AST - American Century International Growth I Portfolio      0.65%                  629,471       13.24          8,334,581
AST - American Century International Growth I Portfolio      0.90%                    5,498       12.02             66,087
AST - American Century International Growth I Portfolio      1.00%                  997,567       12.93         12,902,255
AST - American Century International Growth I Portfolio      1.25%                  308,238        6.93          2,137,541
AST - American Century International Growth I Portfolio      1.40%               24,380,182       12.57        306,524,644
AST - American Century International Growth I Portfolio      1.50%                   74,130       11.94            885,001
AST - American Century International Growth I Portfolio      1.60%                    4,036       10.60             42,781
AST - American Century International Growth I Portfolio      1.65%                2,537,977       10.48         26,587,652
AST - American Century International Growth I Portfolio      1.75%                   12,160       11.90            144,761
AST - American Century International Growth I Portfolio      1.90%                  912,335       11.88         10,842,583
AST - American Century International Growth I Portfolio      2.00%                      810       11.87              9,620
AST - American Century International Growth I Portfolio      2.15%                  108,175       11.85          1,281,943
AST - American Century International Growth I Portfolio      2.25%                  312,768        6.68          2,090,657
AST - American Century International Growth I Portfolio      2.40%                    1,100       11.82             12,995
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         30,284,448                    371,863,101

AST - American Century Strategic Balanced Portfolio          0.65%                  191,980       14.83          2,846,551
AST - American Century Strategic Balanced Portfolio          0.90%                   11,934       11.76            140,309
AST - American Century Strategic Balanced Portfolio          1.00%                  236,617       14.48          3,427,045
AST - American Century Strategic Balanced Portfolio          1.25%                  115,095        9.81          1,129,434
AST - American Century Strategic Balanced Portfolio          1.40%               13,028,139       14.08        183,423,948
AST - American Century Strategic Balanced Portfolio          1.50%                   30,366       11.68            354,599
AST - American Century Strategic Balanced Portfolio          1.65%                2,045,205       10.69         21,865,728
AST - American Century Strategic Balanced Portfolio          1.75%                    1,824       11.64             21,240
AST - American Century Strategic Balanced Portfolio          1.90%                  930,516       11.62         10,816,883
AST - American Century Strategic Balanced Portfolio          2.00%                   18,977       11.61            220,347
AST - American Century Strategic Balanced Portfolio          2.15%                   58,741       11.59            680,894
AST - American Century Strategic Balanced Portfolio          2.25%                  196,909        9.46          1,862,514
AST - American Century Strategic Balanced Portfolio          2.40%                   11,783       11.56            136,187
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         16,878,085                    226,925,680

AST - Cohen & Steers Real Estate Portfolio                   0.65%                  507,911       15.12          7,682,083
AST - Cohen & Steers Real Estate Portfolio                   0.90%                   33,818       14.08            476,226
AST - Cohen & Steers Real Estate Portfolio                   1.00%                  414,634       14.81          6,139,932
AST - Cohen & Steers Real Estate Portfolio                   1.25%                  149,582       16.17          2,418,678
AST - Cohen & Steers Real Estate Portfolio                   1.40%               13,914,477       14.45        201,105,805
AST - Cohen & Steers Real Estate Portfolio                   1.50%                   61,714       13.99            863,179
AST - Cohen & Steers Real Estate Portfolio                   1.60%                    4,313       10.48             45,225
AST - Cohen & Steers Real Estate Portfolio                   1.65%                3,097,315       13.63         42,210,310
AST - Cohen & Steers Real Estate Portfolio                   1.75%                    5,221       13.95             72,814
AST - Cohen & Steers Real Estate Portfolio                   1.90%                1,376,696       13.92         19,168,206
AST - Cohen & Steers Real Estate Portfolio                   2.00%                   13,615       13.91            189,347
AST - Cohen & Steers Real Estate Portfolio                   2.15%                  270,852       13.88          3,760,429
AST - Cohen & Steers Real Estate Portfolio                   2.25%                    8,884       10.47             93,015
AST - Cohen & Steers Real Estate Portfolio                   2.40%                    8,189       13.84            113,367
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         19,867,222                    284,338,615

AST - DeAm Bond Portfolio                                    0.65%                   15,199       11.06            168,098
AST - DeAm Bond Portfolio                                    1.00%                   19,700       10.99            216,603
AST - DeAm Bond Portfolio                                    1.25%                   17,086       10.95            187,066
AST - DeAm Bond Portfolio                                    1.40%                  953,047       10.92         10,408,077
AST - DeAm Bond Portfolio                                    1.50%                   12,413       10.39            128,977
AST - DeAm Bond Portfolio                                    1.60%                      871       10.08              8,777
AST - DeAm Bond Portfolio                                    1.65%                  535,054       10.87          5,818,579
AST - DeAm Bond Portfolio                                    1.90%                  209,384       10.34          2,165,792
AST - DeAm Bond Portfolio                                    2.00%                    6,981       10.33             72,130
AST - DeAm Bond Portfolio                                    2.15%                   26,513       10.31            273,460
AST - DeAm Bond Portfolio                                    2.25%                   58,096       10.76            625,364
AST - DeAm Bond Portfolio                                    2.40%                    2,367       10.28             24,343
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,856,710                     20,097,266

AST - DeAm Global Allocation Portfolio                       0.65%                   87,241       17.43          1,520,529
AST - DeAm Global Allocation Portfolio                       1.00%                  244,970       16.18          3,962,777
AST - DeAm Global Allocation Portfolio                       1.25%                   61,801        8.71            538,282
AST - DeAm Global Allocation Portfolio                       1.40%               14,050,030       17.09        240,070,991
AST - DeAm Global Allocation Portfolio                       1.50%                    1,832       11.70             21,434
AST - DeAm Global Allocation Portfolio                       1.65%                  898,161       10.24          9,197,821
AST - DeAm Global Allocation Portfolio                       1.75%                    1,259       11.67             14,694
AST - DeAm Global Allocation Portfolio                       1.90%                  155,865       11.65          1,815,836
AST - DeAm Global Allocation Portfolio                       2.00%                      483       11.64              5,615
AST - DeAm Global Allocation Portfolio                       2.15%                   34,914       11.62            405,597
AST - DeAm Global Allocation Portfolio                       2.25%                  303,295        8.40          2,546,306
AST - DeAm Global Allocation Portfolio                       2.40%                    1,169       11.58             13,538
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         15,841,018                    260,113,420

AST - DeAm International Equity Portfolio                    0.65%                  283,809       12.36          3,507,560
AST - DeAm International Equity Portfolio                    0.90%                    2,066       13.01             26,872
AST - DeAm International Equity Portfolio                    1.00%                  287,328       12.05          3,462,851
AST - DeAm International Equity Portfolio                    1.25%                   91,736        5.86            537,820
AST - DeAm International Equity Portfolio                    1.40%                9,705,366       11.64        112,933,345
AST - DeAm International Equity Portfolio                    1.50%                   20,245       12.92            261,571
AST - DeAm International Equity Portfolio                    1.65%                1,201,268       10.79         12,956,217
AST - DeAm International Equity Portfolio                    1.75%                      632       12.88              8,143
AST - DeAm International Equity Portfolio                    1.90%                  368,945       12.86          4,745,179
AST - DeAm International Equity Portfolio                    2.00%                    5,504       12.85             70,710
AST - DeAm International Equity Portfolio                    2.15%                   24,374       12.82            312,596
AST - DeAm International Equity Portfolio                    2.25%                   72,406        5.65            409,165
AST - DeAm International Equity Portfolio                    2.40%                    1,767       12.79             22,599
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         12,065,446                    139,254,627

AST - DeAm Large-Cap Growth Portfolio                        0.65%                   62,999       10.12            637,823
AST - DeAm Large-Cap Growth Portfolio                        0.90%                      568       12.65              7,189
AST - DeAm Large-Cap Growth Portfolio                        1.00%                   11,627       10.06            117,019
AST - DeAm Large-Cap Growth Portfolio                        1.15%                      215       12.61              2,712
AST - DeAm Large-Cap Growth Portfolio                        1.25%                   52,491       10.02            526,085
AST - DeAm Large-Cap Growth Portfolio                        1.40%                1,655,484       10.00         16,549,894
AST - DeAm Large-Cap Growth Portfolio                        1.50%                   40,944       12.56            514,418
AST - DeAm Large-Cap Growth Portfolio                        1.60%                    2,939       10.43             30,667
AST - DeAm Large-Cap Growth Portfolio                        1.65%                  716,993        9.95          7,137,493
AST - DeAm Large-Cap Growth Portfolio                        1.75%                    4,563       12.53             57,170
AST - DeAm Large-Cap Growth Portfolio                        1.85%                      953       10.43              9,938
AST - DeAm Large-Cap Growth Portfolio                        1.90%                  516,012       12.51          6,453,754
AST - DeAm Large-Cap Growth Portfolio                        2.00%                    3,246       12.49             40,556
AST - DeAm Large-Cap Growth Portfolio                        2.15%                  112,368       12.47          1,401,378
AST - DeAm Large-Cap Growth Portfolio                        2.25%                   56,053        9.85            552,323
AST - DeAm Large-Cap Growth Portfolio                        2.40%                    5,662       12.44             70,412
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,243,117                     34,108,834

AST - DeAm Large-Cap Value Portfolio                         0.65%                  139,126        9.77          1,359,498
AST - DeAm Large-Cap Value Portfolio                         0.90%                    1,875       12.53             23,493
AST - DeAm Large-Cap Value Portfolio                         1.00%                  122,564        9.66          1,184,247
AST - DeAm Large-Cap Value Portfolio                         1.15%                      107       12.50              1,337
AST - DeAm Large-Cap Value Portfolio                         1.25%                   85,554        9.58            820,010
AST - DeAm Large-Cap Value Portfolio                         1.40%                4,752,102        9.54         45,327,039
AST - DeAm Large-Cap Value Portfolio                         1.50%                   40,259       12.45            501,122
AST - DeAm Large-Cap Value Portfolio                         1.60%                    2,495       10.66             26,590
AST - DeAm Large-Cap Value Portfolio                         1.65%                1,072,256       10.78         11,561,291
AST - DeAm Large-Cap Value Portfolio                         1.75%                    6,103       12.41             75,751
AST - DeAm Large-Cap Value Portfolio                         1.90%                  583,969       12.39          7,235,994
AST - DeAm Large-Cap Value Portfolio                         2.00%                    9,674       12.38            119,736
AST - DeAm Large-Cap Value Portfolio                         2.15%                   58,333       12.36            720,749
AST - DeAm Large-Cap Value Portfolio                         2.25%                  137,247        9.28          1,273,440
AST - DeAm Large-Cap Value Portfolio                         2.40%                    4,412       12.32             54,354
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          7,016,075                     70,284,651

AST - DeAm Small-Cap Growth Portfolio                        0.65%                  574,817        9.27          5,326,589
AST - DeAm Small-Cap Growth Portfolio                        0.90%                    3,583       14.22             50,971
AST - DeAm Small-Cap Growth Portfolio                        1.00%                  853,542        9.10          7,771,219
AST - DeAm Small-Cap Growth Portfolio                        1.25%                  258,089        6.86          1,770,757
AST - DeAm Small-Cap Growth Portfolio                        1.40%               38,960,912        8.92        347,628,461
AST - DeAm Small-Cap Growth Portfolio                        1.50%                   27,101       14.13            382,893
AST - DeAm Small-Cap Growth Portfolio                        1.60%                    1,850       10.36             19,167
AST - DeAm Small-Cap Growth Portfolio                        1.65%                1,682,193       11.13         18,727,209
AST - DeAm Small-Cap Growth Portfolio                        1.75%                    7,018       14.09             98,871
AST - DeAm Small-Cap Growth Portfolio                        1.85%                    1,939       10.35             20,073
AST - DeAm Small-Cap Growth Portfolio                        1.90%                  480,221       14.06          6,754,049
AST - DeAm Small-Cap Growth Portfolio                        2.00%                    1,850       14.05             25,985
AST - DeAm Small-Cap Growth Portfolio                        2.15%                   89,708       14.02          1,258,100
AST - DeAm Small-Cap Growth Portfolio                        2.25%                  131,605        6.61            870,325
AST - DeAm Small-Cap Growth Portfolio                        2.40%                    3,753       13.98             52,485
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         43,078,181                    390,757,155

AST - DeAm Small-Cap Value Portfolio                         0.65%                  110,748       11.00          1,217,950
AST - DeAm Small-Cap Value Portfolio                         0.90%                      501       14.35              7,185
AST - DeAm Small-Cap Value Portfolio                         1.00%                   74,344       10.93            812,792
AST - DeAm Small-Cap Value Portfolio                         1.25%                  131,066       10.89          1,426,906
AST - DeAm Small-Cap Value Portfolio                         1.40%                2,104,855       10.86         22,857,241
AST - DeAm Small-Cap Value Portfolio                         1.50%                   30,696       14.25            437,500
AST - DeAm Small-Cap Value Portfolio                         1.60%                    1,456       10.70             15,576
AST - DeAm Small-Cap Value Portfolio                         1.65%                1,134,865       10.81         12,271,754
AST - DeAm Small-Cap Value Portfolio                         1.75%                    7,542       14.21            107,184
AST - DeAm Small-Cap Value Portfolio                         1.90%                  434,509       14.19          6,164,765
AST - DeAm Small-Cap Value Portfolio                         2.00%                   10,756       14.17            152,429
AST - DeAm Small-Cap Value Portfolio                         2.15%                   70,597       14.15            998,776
AST - DeAm Small-Cap Value Portfolio                         2.25%                   22,847       10.70            244,541
AST - DeAm Small-Cap Value Portfolio                         2.40%                      879       14.11             12,395
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,135,661                     46,726,995

AST - Federated Aggressive Growth Portfolio                  0.65%                  322,365        8.49          2,737,206
AST - Federated Aggressive Growth Portfolio                  0.90%                    6,887       16.58            114,208
AST - Federated Aggressive Growth Portfolio                  1.00%                  339,964        8.40          2,854,303
AST - Federated Aggressive Growth Portfolio                  1.15%                      211       16.54              3,489
AST - Federated Aggressive Growth Portfolio                  1.25%                  859,909        8.33          7,161,713
AST - Federated Aggressive Growth Portfolio                  1.40%                9,773,467        8.29         81,003,566
AST - Federated Aggressive Growth Portfolio                  1.50%                  164,946       16.47          2,716,778
AST - Federated Aggressive Growth Portfolio                  1.60%                    8,491       10.55             89,614
AST - Federated Aggressive Growth Portfolio                  1.65%                3,085,373       12.74         39,302,304
AST - Federated Aggressive Growth Portfolio                  1.75%                   18,658       16.42            306,449
AST - Federated Aggressive Growth Portfolio                  1.85%                    1,546       10.55             16,312
AST - Federated Aggressive Growth Portfolio                  1.90%                2,615,505       16.40         42,884,010
AST - Federated Aggressive Growth Portfolio                  2.00%                   37,078       16.38            607,239
AST - Federated Aggressive Growth Portfolio                  2.15%                  362,906       16.35          5,933,316
AST - Federated Aggressive Growth Portfolio                  2.25%                   79,226        8.06            638,733
AST - Federated Aggressive Growth Portfolio                  2.40%                   20,181       16.30            329,012
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         17,696,713                    186,698,252

AST - Federated High Yield Bond Portfolio                    0.65%                2,292,230       15.90         36,453,026
AST - Federated High Yield Bond Portfolio                    0.90%                   40,814       12.38            505,345
AST - Federated High Yield Bond Portfolio                    1.00%                1,249,072       14.99         18,717,387
AST - Federated High Yield Bond Portfolio                    1.25%                  906,947       10.99          9,971,284
AST - Federated High Yield Bond Portfolio                    1.40%               39,951,395       14.95        597,152,536
AST - Federated High Yield Bond Portfolio                    1.50%                  144,343       12.30          1,775,121
AST - Federated High Yield Bond Portfolio                    1.60%                   11,264       10.40            117,188
AST - Federated High Yield Bond Portfolio                    1.65%               12,201,163       11.61        141,699,624
AST - Federated High Yield Bond Portfolio                    1.75%                   12,603       12.26            154,551
AST - Federated High Yield Bond Portfolio                    1.85%                    3,250       10.40             33,798
AST - Federated High Yield Bond Portfolio                    1.90%                3,684,174       12.24         45,102,154
AST - Federated High Yield Bond Portfolio                    2.00%                   27,535       12.23            336,699
AST - Federated High Yield Bond Portfolio                    2.15%                  379,114       12.21          4,627,963
AST - Federated High Yield Bond Portfolio                    2.25%                  346,126       10.60          3,668,098
AST - Federated High Yield Bond Portfolio                    2.40%                   28,237       12.17            343,720
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         61,278,267                    860,658,494

AST - Gabelli All-Cap Value Portfolio                        0.65%                  268,077       10.41          2,791,433
AST - Gabelli All-Cap Value Portfolio                        0.90%                   12,144       13.54            164,375
AST - Gabelli All-Cap Value Portfolio                        1.00%                  436,340       10.30          4,492,660
AST - Gabelli All-Cap Value Portfolio                        1.25%                  140,873       10.21          1,438,827
AST - Gabelli All-Cap Value Portfolio                        1.40%               12,585,857       10.16        127,924,616
AST - Gabelli All-Cap Value Portfolio                        1.50%                   33,721       13.44            453,357
AST - Gabelli All-Cap Value Portfolio                        1.60%                    1,880       10.79             20,286
AST - Gabelli All-Cap Value Portfolio                        1.65%                2,513,413       10.91         27,425,157
AST - Gabelli All-Cap Value Portfolio                        1.75%                    2,046       13.41             27,423
AST - Gabelli All-Cap Value Portfolio                        1.90%                  727,500       13.38          9,736,544
AST - Gabelli All-Cap Value Portfolio                        2.00%                   12,627       13.37            168,798
AST - Gabelli All-Cap Value Portfolio                        2.15%                  127,279       13.35          1,698,597
AST - Gabelli All-Cap Value Portfolio                        2.25%                  166,080        9.89          1,642,073
AST - Gabelli All-Cap Value Portfolio                        2.40%                    1,455       13.31             19,357
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         17,029,290                    178,003,502

AST - Gabelli Small-Cap Value Portfolio                      0.65%                  730,928       17.74         12,966,768
AST - Gabelli Small-Cap Value Portfolio                      0.90%                   26,249       13.58            356,525
AST - Gabelli Small-Cap Value Portfolio                      1.00%                  920,213       17.33         15,946,210
AST - Gabelli Small-Cap Value Portfolio                      1.15%                      471       13.54              6,376
AST - Gabelli Small-Cap Value Portfolio                      1.25%                  962,965       14.47         13,932,210
AST - Gabelli Small-Cap Value Portfolio                      1.40%               29,340,189       16.84        494,233,908
AST - Gabelli Small-Cap Value Portfolio                      1.50%                  344,340       13.49          4,645,352
AST - Gabelli Small-Cap Value Portfolio                      1.60%                   14,484       10.69            154,791
AST - Gabelli Small-Cap Value Portfolio                      1.65%               10,183,346       12.42        126,430,448
AST - Gabelli Small-Cap Value Portfolio                      1.75%                   37,207       13.45            500,515
AST - Gabelli Small-Cap Value Portfolio                      1.85%                    2,140       10.68             22,858
AST - Gabelli Small-Cap Value Portfolio                      1.90%                5,824,200       13.43         78,215,501
AST - Gabelli Small-Cap Value Portfolio                      2.00%                  100,155       13.41          1,343,491
AST - Gabelli Small-Cap Value Portfolio                      2.15%                  767,455       13.39         10,277,120
AST - Gabelli Small-Cap Value Portfolio                      2.25%                  275,971       13.95          3,848,667
AST - Gabelli Small-Cap Value Portfolio                      2.40%                   34,978       13.35            467,056
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         49,565,293                    763,347,794

AST - Goldman Sachs Concentated Growth Portfolio             0.65%                  282,942       22.02          6,229,286
AST - Goldman Sachs Concentated Growth Portfolio             0.90%                    2,768       11.76             32,551
AST - Goldman Sachs Concentated Growth Portfolio             1.00%                1,145,694       20.67         23,684,771
AST - Goldman Sachs Concentated Growth Portfolio             1.25%                  604,491        4.57          2,761,553
AST - Goldman Sachs Concentated Growth Portfolio             1.40%               44,566,515       23.68      1,055,171,659
AST - Goldman Sachs Concentated Growth Portfolio             1.50%                   30,932       11.68            361,262
AST - Goldman Sachs Concentated Growth Portfolio             1.65%                2,053,023        9.45         19,406,274
AST - Goldman Sachs Concentated Growth Portfolio             1.75%                    2,681       11.65             31,228
AST - Goldman Sachs Concentated Growth Portfolio             1.90%                  715,845       11.63          8,322,495
AST - Goldman Sachs Concentated Growth Portfolio             2.00%                   17,452       11.61            202,666
AST - Goldman Sachs Concentated Growth Portfolio             2.15%                   49,620       11.59            575,251
AST - Goldman Sachs Concentated Growth Portfolio             2.25%                  395,905        4.40          1,743,279
AST - Goldman Sachs Concentated Growth Portfolio             2.40%                      242       11.56              2,795
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         49,868,112                  1,118,525,070

AST - Goldman Sachs Mid-Cap Growth Portfolio                 0.65%                  408,709        3.70          1,513,332
AST - Goldman Sachs Mid-Cap Growth Portfolio                 0.90%                   17,091       12.89            220,358
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.00%                  450,688        3.65          1,647,257
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.15%                      382       12.86              4,913
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.25%                1,535,565        3.87          5,938,826
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.40%               21,856,921        3.60         78,707,234
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.50%                  170,457       12.81          2,182,865
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.60%                    4,600       10.52             48,395
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.65%                3,027,057       10.31         31,221,361
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.75%                   20,463       12.77            261,303
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.85%                    2,424       10.51             25,482
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.90%                2,379,820       12.75         30,337,672
AST - Goldman Sachs Mid-Cap Growth Portfolio                 2.00%                   37,400       12.73            476,223
AST - Goldman Sachs Mid-Cap Growth Portfolio                 2.15%                  365,115       12.71          4,641,201
AST - Goldman Sachs Mid-Cap Growth Portfolio                 2.25%                  175,708        3.73            654,988
AST - Goldman Sachs Mid-Cap Growth Portfolio                 2.40%                   12,201       12.68            154,655
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         30,464,599                    158,036,066

AST - Goldman Sachs Small-Cap Value Portfolio                0.65%                  396,816       19.98          7,927,029
AST - Goldman Sachs Small-Cap Value Portfolio                0.90%                    4,263       14.13             60,234
AST - Goldman Sachs Small-Cap Value Portfolio                1.00%                  602,009       19.56         11,774,280
AST - Goldman Sachs Small-Cap Value Portfolio                1.25%                   35,022       17.29            605,610
AST - Goldman Sachs Small-Cap Value Portfolio                1.40%               15,281,632       19.09        291,714,663
AST - Goldman Sachs Small-Cap Value Portfolio                1.50%                       75       14.03              1,058
AST - Goldman Sachs Small-Cap Value Portfolio                1.65%                1,504,296       12.85         19,329,647
AST - Goldman Sachs Small-Cap Value Portfolio                1.90%                  102,500       13.97          1,432,044
AST - Goldman Sachs Small-Cap Value Portfolio                2.25%                   73,852       16.67          1,230,962
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         18,000,465                    334,075,526

AST - Invesco Capital Income Portfolio                       0.65%                  244,888       20.31          4,973,053
AST - Invesco Capital Income Portfolio                       0.90%                    1,343       11.78             15,817
AST - Invesco Capital Income Portfolio                       1.00%                1,102,775       18.73         20,653,927
AST - Invesco Capital Income Portfolio                       1.25%                  204,589        8.99          1,838,660
AST - Invesco Capital Income Portfolio                       1.40%               29,269,249       19.09        558,655,580
AST - Invesco Capital Income Portfolio                       1.50%                   38,215       11.70            447,118
AST - Invesco Capital Income Portfolio                       1.65%                2,647,064        9.83         26,031,080
AST - Invesco Capital Income Portfolio                       1.75%                   11,538       11.67            134,611
AST - Invesco Capital Income Portfolio                       1.85%                    1,288       10.45             13,463
AST - Invesco Capital Income Portfolio                       1.90%                  651,074       11.65          7,583,001
AST - Invesco Capital Income Portfolio                       2.00%                   21,961       11.63            255,482
AST - Invesco Capital Income Portfolio                       2.15%                   90,092       11.61          1,046,311
AST - Invesco Capital Income Portfolio                       2.25%                  347,275        8.66          3,008,308
AST - Invesco Capital Income Portfolio                       2.40%                      332       11.58              3,840
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         34,631,684                    624,660,252

AST - Lord Abbett Bond Debenture Portfolio                   0.65%                  707,957       12.21          8,645,733
AST - Lord Abbett Bond Debenture Portfolio                   0.90%                   21,453       12.05            258,597
AST - Lord Abbett Bond Debenture Portfolio                   1.00%                  467,191       12.08          5,641,605
AST - Lord Abbett Bond Debenture Portfolio                   1.25%                  814,135       11.98          9,752,305
AST - Lord Abbett Bond Debenture Portfolio                   1.40%               13,311,181       11.92        158,679,008
AST - Lord Abbett Bond Debenture Portfolio                   1.50%                  309,328       11.97          3,703,536
AST - Lord Abbett Bond Debenture Portfolio                   1.60%                   12,397       10.41            129,071
AST - Lord Abbett Bond Debenture Portfolio                   1.65%                7,751,236       11.61         89,963,865
AST - Lord Abbett Bond Debenture Portfolio                   1.75%                   20,920       11.94            249,765
AST - Lord Abbett Bond Debenture Portfolio                   1.85%                    1,266       10.41             13,170
AST - Lord Abbett Bond Debenture Portfolio                   1.90%                4,628,945       11.92         55,170,238
AST - Lord Abbett Bond Debenture Portfolio                   2.00%                   42,593       11.90            507,064
AST - Lord Abbett Bond Debenture Portfolio                   2.15%                  624,019       11.88          7,416,234
AST - Lord Abbett Bond Debenture Portfolio                   2.25%                  423,485       11.60          4,910,806
AST - Lord Abbett Bond Debenture Portfolio                   2.40%                   28,346       11.85            335,924
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         29,164,454                    345,376,922

AST - Marsico Capital Growth Portfolio                       0.65%                1,583,309       15.56         24,633,957
AST - Marsico Capital Growth Portfolio                       0.90%                   78,388       12.44            974,892
AST - Marsico Capital Growth Portfolio                       1.00%                2,044,281       15.23         31,136,591
AST - Marsico Capital Growth Portfolio                       1.15%                    1,626       12.40             20,168
AST - Marsico Capital Growth Portfolio                       1.25%                4,075,719        8.46         34,490,792
AST - Marsico Capital Growth Portfolio                       1.40%               77,042,171       14.86      1,145,153,293
AST - Marsico Capital Growth Portfolio                       1.50%                1,021,520       12.35         12,618,535
AST - Marsico Capital Growth Portfolio                       1.60%                   35,775       10.31            368,930
AST - Marsico Capital Growth Portfolio                       1.65%               20,138,164       10.78        217,029,520
AST - Marsico Capital Growth Portfolio                       1.75%                  126,883       12.32          1,562,907
AST - Marsico Capital Growth Portfolio                       1.85%                   10,353       10.31            106,703
AST - Marsico Capital Growth Portfolio                       1.90%               14,975,841       12.30        184,152,662
AST - Marsico Capital Growth Portfolio                       2.00%                  215,988       12.28          2,652,905
AST - Marsico Capital Growth Portfolio                       2.15%                2,031,583       12.26         24,910,573
AST - Marsico Capital Growth Portfolio                       2.25%                  925,591        8.16          7,549,897
AST - Marsico Capital Growth Portfolio                       2.40%                   70,776       12.23            865,349
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                        124,377,969                  1,688,227,674

AST - MFS Global Equity Portfolio                            0.65%                  126,748       10.01          1,269,168
AST - MFS Global Equity Portfolio                            0.90%                    3,213       12.45             39,995
AST - MFS Global Equity Portfolio                            1.00%                  232,362        9.87          2,292,438
AST - MFS Global Equity Portfolio                            1.15%                      117       12.41              1,449
AST - MFS Global Equity Portfolio                            1.25%                  123,219        9.40          1,157,771
AST - MFS Global Equity Portfolio                            1.40%                6,790,405        9.70         65,861,941
AST - MFS Global Equity Portfolio                            1.50%                   34,777       12.36            429,962
AST - MFS Global Equity Portfolio                            1.60%                      421       10.76              4,528
AST - MFS Global Equity Portfolio                            1.65%                1,393,001       11.30         15,738,204
AST - MFS Global Equity Portfolio                            1.75%                      416       12.33              5,129
AST - MFS Global Equity Portfolio                            1.90%                  916,888       12.31         11,284,298
AST - MFS Global Equity Portfolio                            2.00%                    4,306       12.29             52,937
AST - MFS Global Equity Portfolio                            2.15%                   62,490       12.27            766,882
AST - MFS Global Equity Portfolio                            2.25%                  308,725        9.06          2,796,093
AST - MFS Global Equity Portfolio                            2.40%                    6,069       12.24             74,266
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         10,003,157                    101,775,060

AST - MFS Growth Portfolio                                   0.65%                  596,050        7.10          4,234,310
AST - MFS Growth Portfolio                                   0.90%                    8,159       11.54             94,184
AST - MFS Growth Portfolio                                   1.00%                1,225,710        7.00          8,578,997
AST - MFS Growth Portfolio                                   1.15%                       88       11.51              1,012
AST - MFS Growth Portfolio                                   1.25%                  893,170        6.44          5,752,948
AST - MFS Growth Portfolio                                   1.40%               71,618,196        6.88        492,802,519
AST - MFS Growth Portfolio                                   1.50%                  188,109       11.47          2,156,859
AST - MFS Growth Portfolio                                   1.60%                    7,308       10.22             74,671
AST - MFS Growth Portfolio                                   1.65%                4,784,269        9.16         43,828,567
AST - MFS Growth Portfolio                                   1.75%                    6,479       11.43             74,074
AST - MFS Growth Portfolio                                   1.85%                    1,319       10.21             13,465
AST - MFS Growth Portfolio                                   1.90%                2,222,614       11.41         25,368,889
AST - MFS Growth Portfolio                                   2.00%                   18,900       11.40            215,478
AST - MFS Growth Portfolio                                   2.15%                  207,063       11.38          2,356,683
AST - MFS Growth Portfolio                                   2.25%                  262,995        6.21          1,632,758
AST - MFS Growth Portfolio                                   2.40%                   10,550       11.35            119,735
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         82,050,979                    587,305,149

AST - MFS Growth with Income Portfolio                       0.65%                   89,700        8.27            741,824
AST - MFS Growth with Income Portfolio                       0.90%                      407       11.73              4,773
AST - MFS Growth with Income Portfolio                       1.00%                  313,037        8.15          2,550,674
AST - MFS Growth with Income Portfolio                       1.25%                  151,265        7.83          1,184,784
AST - MFS Growth with Income Portfolio                       1.40%               10,110,857        8.01         80,993,477
AST - MFS Growth with Income Portfolio                       1.50%                   47,679       11.65            555,384
AST - MFS Growth with Income Portfolio                       1.60%                    1,929       10.50             20,260
AST - MFS Growth with Income Portfolio                       1.65%                1,421,128        9.69         13,768,721
AST - MFS Growth with Income Portfolio                       1.75%                    1,325       11.62             15,387
AST - MFS Growth with Income Portfolio                       1.90%                  556,083       11.60          6,448,032
AST - MFS Growth with Income Portfolio                       2.00%                   11,154       11.58            129,193
AST - MFS Growth with Income Portfolio                       2.15%                   88,557       11.56          1,023,939
AST - MFS Growth with Income Portfolio                       2.25%                  105,608        7.55            797,300
AST - MFS Growth with Income Portfolio                       2.40%                      552       11.53              6,362
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         12,899,283                    108,240,110

AST - Money Market Portfolio                                 0.65%                5,253,119       13.80         72,501,421
AST - Money Market Portfolio                                 0.90%                   61,894        9.97            617,277
AST - Money Market Portfolio                                 1.00%                3,023,474       12.95         39,167,618
AST - Money Market Portfolio                                 1.15%                    6,884        9.95             68,464
AST - Money Market Portfolio                                 1.25%                1,245,396       10.51         13,085,856
AST - Money Market Portfolio                                 1.40%               91,304,625       13.12      1,198,329,927
AST - Money Market Portfolio                                 1.50%                  432,412        9.91          4,283,325
AST - Money Market Portfolio                                 1.60%                    5,609        9.98             55,953
AST - Money Market Portfolio                                 1.65%               32,730,501        9.86        322,722,440
AST - Money Market Portfolio                                 1.75%                   40,239        9.88            397,460
AST - Money Market Portfolio                                 1.90%                7,176,983        9.86         70,769,937
AST - Money Market Portfolio                                 2.00%                   81,304        9.85            800,801
AST - Money Market Portfolio                                 2.15%                1,118,618        9.83         10,998,937
AST - Money Market Portfolio                                 2.25%                   35,505       10.13            359,604
AST - Money Market Portfolio                                 2.40%                  149,705        9.80          1,467,790
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                        142,666,269                  1,735,626,811

AST - Neuberger & Berman Mid-Cap Growth Portfolio            0.65%                  273,193       17.62          4,814,968
AST - Neuberger & Berman Mid-Cap Growth Portfolio            0.90%                    7,930       12.32             97,711
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.00%                  360,730       16.83          6,069,374
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.25%                  371,267        6.23          2,313,235
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.40%               17,346,127       16.55        287,066,762
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.50%                   96,132       12.24          1,176,482
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.65%                3,415,318        9.51         32,478,604
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.75%                   12,416       12.20            151,516
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.90%                1,089,649       12.18         13,274,872
AST - Neuberger & Berman Mid-Cap Growth Portfolio            2.00%                   16,702       12.17            203,241
AST - Neuberger & Berman Mid-Cap Growth Portfolio            2.15%                   96,879       12.15          1,176,890
AST - Neuberger & Berman Mid-Cap Growth Portfolio            2.25%                  294,816        6.01          1,770,536
AST - Neuberger & Berman Mid-Cap Growth Portfolio            2.40%                    5,407       12.11             65,500
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         23,386,566                    350,659,691

AST - Neuberger & Berman Mid-Cap Value Portfolio             0.65%                  653,342       24.04         15,704,621
AST - Neuberger & Berman Mid-Cap Value Portfolio             0.90%                   31,506       13.50            425,184
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.00%                  905,217       23.74         21,494,232
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.15%                      183       13.46              2,458
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.25%                  781,348       13.82         10,795,757
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.40%               32,561,133       23.90        778,263,278
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.50%                  268,150       13.40          3,594,322
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.60%                    7,071       10.86             76,756
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.65%                8,530,129       12.01        102,430,955
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.75%                   40,022       13.37            534,943
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.85%                    4,186       10.85             45,411
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.90%                4,786,623       13.34         63,869,589
AST - Neuberger & Berman Mid-Cap Value Portfolio             2.00%                   87,253       13.33          1,162,927
AST - Neuberger & Berman Mid-Cap Value Portfolio             2.15%                  610,598       13.31          8,124,247
AST - Neuberger & Berman Mid-Cap Value Portfolio             2.25%                  370,965       13.32          4,940,578
AST - Neuberger & Berman Mid-Cap Value Portfolio             2.40%                   21,843       13.27            289,798
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         49,659,568                  1,011,755,055

AST - PBHG Small-Cap Growth Portfolio                        0.65%                  208,990       19.55          4,085,253
AST - PBHG Small-Cap Growth Portfolio                        0.90%                    4,362       13.66             59,573
AST - PBHG Small-Cap Growth Portfolio                        1.00%                  677,748       16.55         11,214,570
AST - PBHG Small-Cap Growth Portfolio                        1.25%                  145,364       17.38          2,526,041
AST - PBHG Small-Cap Growth Portfolio                        1.40%               14,111,281       18.37        259,256,261
AST - PBHG Small-Cap Growth Portfolio                        1.50%                   52,103       13.56            706,757
AST - PBHG Small-Cap Growth Portfolio                        1.60%                    3,356       10.30             34,561
AST - PBHG Small-Cap Growth Portfolio                        1.65%                3,292,593        9.89         32,566,722
AST - PBHG Small-Cap Growth Portfolio                        1.75%                    8,575       13.53            115,993
AST - PBHG Small-Cap Growth Portfolio                        1.90%                1,059,046       13.50         14,300,421
AST - PBHG Small-Cap Growth Portfolio                        2.00%                    9,676       13.49            130,501
AST - PBHG Small-Cap Growth Portfolio                        2.15%                  138,936       13.46          1,870,737
AST - PBHG Small-Cap Growth Portfolio                        2.25%                   64,850       16.82          1,090,885
AST - PBHG Small-Cap Growth Portfolio                        2.40%                    4,691       13.43             62,980
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         19,781,570                    328,021,254

AST - PIMCO Limited Maturity Bond Portfolio                  0.65%                1,309,374       15.42         20,189,701
AST - PIMCO Limited Maturity Bond Portfolio                  0.90%                   64,164       10.33            663,056
AST - PIMCO Limited Maturity Bond Portfolio                  1.00%                  984,068       15.04         14,796,827
AST - PIMCO Limited Maturity Bond Portfolio                  1.15%                   13,612       10.30            140,271
AST - PIMCO Limited Maturity Bond Portfolio                  1.25%                  956,856       12.08         11,560,519
AST - PIMCO Limited Maturity Bond Portfolio                  1.40%               49,909,791       14.52        724,575,881
AST - PIMCO Limited Maturity Bond Portfolio                  1.50%                  238,601       10.26          2,448,970
AST - PIMCO Limited Maturity Bond Portfolio                  1.60%                   23,203       10.03            232,650
AST - PIMCO Limited Maturity Bond Portfolio                  1.65%               15,242,856       10.51        160,153,046
AST - PIMCO Limited Maturity Bond Portfolio                  1.75%                   30,532       10.23            312,490
AST - PIMCO Limited Maturity Bond Portfolio                  1.85%                    1,299       10.02             13,020
AST - PIMCO Limited Maturity Bond Portfolio                  1.90%                5,152,783       10.22         52,647,584
AST - PIMCO Limited Maturity Bond Portfolio                  2.00%                   36,640       10.21            373,936
AST - PIMCO Limited Maturity Bond Portfolio                  2.15%                  636,860       10.19          6,488,462
AST - PIMCO Limited Maturity Bond Portfolio                  2.25%                  329,629       11.65          3,838,804
AST - PIMCO Limited Maturity Bond Portfolio                  2.40%                   35,430       10.16            359,942
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         74,965,699                    998,795,158

AST - PIMCO Total Return Bond Portfolio                      0.65%                1,896,238       18.39         34,880,228
AST - PIMCO Total Return Bond Portfolio                      0.90%                   96,756       10.63          1,028,112
AST - PIMCO Total Return Bond Portfolio                      1.00%                2,172,385       17.64         38,310,129
AST - PIMCO Total Return Bond Portfolio                      1.25%                2,301,863       13.23         30,461,940
AST - PIMCO Total Return Bond Portfolio                      1.40%               84,154,157       17.29      1,454,924,271
AST - PIMCO Total Return Bond Portfolio                      1.50%                1,067,126       10.55         11,262,322
AST - PIMCO Total Return Bond Portfolio                      1.60%                   37,841       10.10            382,188
AST - PIMCO Total Return Bond Portfolio                      1.65%               26,287,388       10.95        287,896,454
AST - PIMCO Total Return Bond Portfolio                      1.75%                   93,573       10.52            984,756
AST - PIMCO Total Return Bond Portfolio                      1.85%                    3,287       10.09             33,184
AST - PIMCO Total Return Bond Portfolio                      1.90%               16,012,778       10.51        168,230,276
AST - PIMCO Total Return Bond Portfolio                      2.00%                  378,676       10.49          3,973,849
AST - PIMCO Total Return Bond Portfolio                      2.15%                2,192,336       10.48         22,967,102
AST - PIMCO Total Return Bond Portfolio                      2.25%                1,558,557       12.76         19,881,186
AST - PIMCO Total Return Bond Portfolio                      2.40%                  119,982       10.45          1,253,348
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                        138,372,942                  2,076,469,346

AST - Sanford Bernstein Core Value Portfolio                 0.65%                  387,468       11.09          4,298,088
AST - Sanford Bernstein Core Value Portfolio                 0.90%                   11,689       12.83            150,017
AST - Sanford Bernstein Core Value Portfolio                 1.00%                  403,537       10.99          4,434,363
AST - Sanford Bernstein Core Value Portfolio                 1.15%                      322       12.80              4,123
AST - Sanford Bernstein Core Value Portfolio                 1.25%                  453,569       10.91          4,950,670
AST - Sanford Bernstein Core Value Portfolio                 1.40%                9,178,786       10.87         99,779,392
AST - Sanford Bernstein Core Value Portfolio                 1.50%                   91,128       12.75          1,161,604
AST - Sanford Bernstein Core Value Portfolio                 1.60%                    4,032       10.70             43,156
AST - Sanford Bernstein Core Value Portfolio                 1.65%                3,621,862       11.06         40,048,058
AST - Sanford Bernstein Core Value Portfolio                 1.75%                   16,568       12.71            210,592
AST - Sanford Bernstein Core Value Portfolio                 1.85%                    1,276       10.70             13,645
AST - Sanford Bernstein Core Value Portfolio                 1.90%                2,277,726       12.69         28,902,299
AST - Sanford Bernstein Core Value Portfolio                 2.00%                   11,518       12.67            145,984
AST - Sanford Bernstein Core Value Portfolio                 2.15%                  328,567       12.65          4,157,361
AST - Sanford Bernstein Core Value Portfolio                 2.25%                  216,416       10.62          2,298,840
AST - Sanford Bernstein Core Value Portfolio                 2.40%                   10,893       12.62            137,438
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         17,015,358                    190,735,631

AST - Sanford Bernstein Managed Index 500 Portfolio          0.65%                  907,807       12.36         11,222,571
AST - Sanford Bernstein Managed Index 500 Portfolio          0.90%                   14,205       12.39            176,014
AST - Sanford Bernstein Managed Index 500 Portfolio          1.00%                  824,390       12.10          9,977,841
AST - Sanford Bernstein Managed Index 500 Portfolio          1.25%                  554,156        8.28          4,589,598
AST - Sanford Bernstein Managed Index 500 Portfolio          1.40%               34,343,576       11.81        405,699,560
AST - Sanford Bernstein Managed Index 500 Portfolio          1.50%                   82,843       12.31          1,019,601
AST - Sanford Bernstein Managed Index 500 Portfolio          1.60%                      853       10.57              9,021
AST - Sanford Bernstein Managed Index 500 Portfolio          1.65%                5,442,511       10.23         55,677,898
AST - Sanford Bernstein Managed Index 500 Portfolio          1.75%                    2,937       12.27             36,039
AST - Sanford Bernstein Managed Index 500 Portfolio          1.85%                      644       10.57              6,809
AST - Sanford Bernstein Managed Index 500 Portfolio          1.90%                2,209,334       12.25         27,068,247
AST - Sanford Bernstein Managed Index 500 Portfolio          2.00%                   16,957       12.24            207,518
AST - Sanford Bernstein Managed Index 500 Portfolio          2.15%                  203,573       12.22          2,487,033
AST - Sanford Bernstein Managed Index 500 Portfolio          2.25%                  293,662        7.98          2,344,297
AST - Sanford Bernstein Managed Index 500 Portfolio          2.40%                    4,899       12.18             59,675
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         44,902,347                    520,581,722

AST - Strong International Equity Portfolio                  0.65%                  219,979       16.49          3,628,323
AST - Strong International Equity Portfolio                  0.90%                   15,315       12.90            197,524
AST - Strong International Equity Portfolio                  1.00%                  425,263       15.54          6,610,144
AST - Strong International Equity Portfolio                  1.25%                  362,254        7.13          2,582,093
AST - Strong International Equity Portfolio                  1.40%               10,947,011       25.15        275,355,327
AST - Strong International Equity Portfolio                  1.50%                   57,874       12.81            741,384
AST - Strong International Equity Portfolio                  1.60%                    1,808       10.81             19,554
AST - Strong International Equity Portfolio                  1.65%                2,415,394       11.00         26,573,509
AST - Strong International Equity Portfolio                  1.75%                    8,138       12.77            103,949
AST - Strong International Equity Portfolio                  1.85%                      106       10.81              1,147
AST - Strong International Equity Portfolio                  1.90%                  936,678       12.75         11,944,701
AST - Strong International Equity Portfolio                  2.00%                   17,098       12.74            217,792
AST - Strong International Equity Portfolio                  2.15%                  141,470       12.72          1,798,919
AST - Strong International Equity Portfolio                  2.25%                  400,112        6.87          2,748,974
AST - Strong International Equity Portfolio                  2.40%                   13,590       12.68            172,318
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         15,962,091                    332,695,658

AST - T. Rowe Price Asset Allocation Portfolio               0.65%                  146,224       20.98          3,067,794
AST - T. Rowe Price Asset Allocation Portfolio               0.90%                   16,691       12.26            204,596
AST - T. Rowe Price Asset Allocation Portfolio               1.00%                  275,220       19.19          5,281,760
AST - T. Rowe Price Asset Allocation Portfolio               1.25%                  222,150       10.37          2,304,526
AST - T. Rowe Price Asset Allocation Portfolio               1.40%               15,311,524       19.72        301,929,017
AST - T. Rowe Price Asset Allocation Portfolio               1.50%                   83,496       12.18          1,016,579
AST - T. Rowe Price Asset Allocation Portfolio               1.60%                      427       10.49              4,476
AST - T. Rowe Price Asset Allocation Portfolio               1.65%                2,243,566       11.09         24,887,047
AST - T. Rowe Price Asset Allocation Portfolio               1.75%                   12,666       12.14            153,775
AST - T. Rowe Price Asset Allocation Portfolio               1.85%                    2,847       10.49             29,853
AST - T. Rowe Price Asset Allocation Portfolio               1.90%                  955,716       12.12         11,583,227
AST - T. Rowe Price Asset Allocation Portfolio               2.00%                   27,414       12.11            331,874
AST - T. Rowe Price Asset Allocation Portfolio               2.15%                  160,339       12.09          1,937,775
AST - T. Rowe Price Asset Allocation Portfolio               2.25%                    2,741       10.48             28,715
AST - T. Rowe Price Asset Allocation Portfolio               2.40%                   31,706       12.05            382,088
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         19,492,726                    353,143,102

AST - T. Rowe Price Global Bond Portfolio                    0.65%                  465,034       14.28          6,641,658
AST - T. Rowe Price Global Bond Portfolio                    0.90%                    2,095       11.55             24,192
AST - T. Rowe Price Global Bond Portfolio                    1.00%                  245,525       14.04          3,447,718
AST - T. Rowe Price Global Bond Portfolio                    1.25%                  289,862       13.73          3,979,529
AST - T. Rowe Price Global Bond Portfolio                    1.40%               11,102,795       13.40        148,788,751
AST - T. Rowe Price Global Bond Portfolio                    1.50%                   92,875       11.47          1,065,198
AST - T. Rowe Price Global Bond Portfolio                    1.60%                    7,131       10.35             73,806
AST - T. Rowe Price Global Bond Portfolio                    1.65%                2,962,471       12.59         37,299,182
AST - T. Rowe Price Global Bond Portfolio                    1.75%                   13,487       11.44            154,249
AST - T. Rowe Price Global Bond Portfolio                    1.85%                    1,457       10.34             15,071
AST - T. Rowe Price Global Bond Portfolio                    1.90%                1,827,606       11.42         20,866,147
AST - T. Rowe Price Global Bond Portfolio                    2.00%                   24,361       11.40            277,813
AST - T. Rowe Price Global Bond Portfolio                    2.15%                  279,110       11.38          3,177,580
AST - T. Rowe Price Global Bond Portfolio                    2.25%                  148,319       13.23          1,962,825
AST - T. Rowe Price Global Bond Portfolio                    2.40%                   12,591       11.35            142,931
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         17,474,718                    227,916,652

AST - T. Rowe Price Natural Resources Portfolio              0.65%                  203,866       25.68          5,234,384
AST - T. Rowe Price Natural Resources Portfolio              0.90%                    8,843       13.83            122,296
AST - T. Rowe Price Natural Resources Portfolio              1.00%                  162,133       25.04          4,059,457
AST - T. Rowe Price Natural Resources Portfolio              1.25%                   75,013       13.75          1,031,063
AST - T. Rowe Price Natural Resources Portfolio              1.40%                5,185,874       24.17        125,363,664
AST - T. Rowe Price Natural Resources Portfolio              1.50%                   20,929       13.74            287,482
AST - T. Rowe Price Natural Resources Portfolio              1.60%                    1,184       11.25             13,319
AST - T. Rowe Price Natural Resources Portfolio              1.65%                2,011,627       12.59         25,334,909
AST - T. Rowe Price Natural Resources Portfolio              1.75%                    1,910       13.70             26,157
AST - T. Rowe Price Natural Resources Portfolio              1.90%                  433,891       13.67          5,932,910
AST - T. Rowe Price Natural Resources Portfolio              2.00%                   24,634       13.66            336,463
AST - T. Rowe Price Natural Resources Portfolio              2.15%                   77,245       13.63          1,053,228
AST - T. Rowe Price Natural Resources Portfolio              2.25%                    6,747       11.23             75,783
AST - T. Rowe Price Natural Resources Portfolio              2.40%                    1,035       13.60             14,076
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          8,214,933                    168,885,192

AST - William Blair International Growth Portfolio           0.65%                  536,475       14.43          7,741,792
AST - William Blair International Growth Portfolio           0.90%                   20,709       13.51            279,680
AST - William Blair International Growth Portfolio           1.00%                  879,869       14.10         12,402,926
AST - William Blair International Growth Portfolio           1.15%                      735       13.47              9,902
AST - William Blair International Growth Portfolio           1.25%                1,166,396       14.32         16,699,324
AST - William Blair International Growth Portfolio           1.40%               29,706,745       13.70        407,067,344
AST - William Blair International Growth Portfolio           1.50%                  470,320       13.41          6,308,922
AST - William Blair International Growth Portfolio           1.60%                   18,507       10.56            195,467
AST - William Blair International Growth Portfolio           1.65%                5,547,558       13.39         74,289,120
AST - William Blair International Growth Portfolio           1.75%                   54,833       13.38            733,453
AST - William Blair International Growth Portfolio           1.85%                    6,110       10.56             64,494
AST - William Blair International Growth Portfolio           1.90%                6,498,151       13.35         86,771,699
AST - William Blair International Growth Portfolio           2.00%                  103,740       13.34          1,383,700
AST - William Blair International Growth Portfolio           2.15%                1,009,679       13.32         13,444,193
AST - William Blair International Growth Portfolio           2.25%                   29,434       13.86            407,941
AST - William Blair International Growth Portfolio           2.40%                   32,626       13.28            433,180
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         46,081,888                    628,233,135

Davis Value Fund Portfolio                                   1.40%                  732,201        9.24          6,764,210
Davis Value Fund Portfolio                                   1.65%                    4,891       12.79             62,559
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            737,092                      6,826,770

Evergreen - VA Foundation Fund                               1.40%                  886,577        8.84          7,840,249
Evergreen - VA Foundation Fund                               1.65%                      198       10.40              2,056
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            886,775                      7,842,305

Evergreen - VA Fund                                          1.40%                  282,741       10.42          2,947,508
Evergreen - VA Fund                                          1.65%                    2,520       10.42             26,263
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            285,261                      2,973,771

Evergreen - VA Growth & Income Fund                          1.40%                  572,213       10.48          5,998,988
Evergreen - VA Growth & Income Fund                          1.65%                    2,647       10.48             27,748
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            574,860                      6,026,736

Evergreen - VA International Equity Fund                     0.65%                   38,062       10.46            398,100
Evergreen - VA International Equity Fund                     0.90%                      742       10.46              7,759
Evergreen - VA International Equity Fund                     1.00%                   72,511       10.46            758,233
Evergreen - VA International Equity Fund                     1.25%                   24,847       10.46            259,781
Evergreen - VA International Equity Fund                     1.40%                1,230,078       10.61         13,055,894
Evergreen - VA International Equity Fund                     1.50%                    5,552       10.45             58,041
Evergreen - VA International Equity Fund                     1.65%                  189,143       11.65          2,203,955
Evergreen - VA International Equity Fund                     1.75%                    1,075       10.45             11,239
Evergreen - VA International Equity Fund                     1.85%                      970       10.45             10,138
Evergreen - VA International Equity Fund                     1.90%                   76,749       12.78            980,765
Evergreen - VA International Equity Fund                     2.00%                      827       10.45              8,643
Evergreen - VA International Equity Fund                     2.15%                    6,492       12.74             82,725
Evergreen - VA International Equity Fund                     2.25%                   81,555       10.64            867,663
Evergreen - VA International Equity Fund                     2.40%                    1,395       12.71             17,720
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,729,998                     18,720,657

Evergreen - VA Omega Fund                                    0.65%                   34,638        9.36            324,302
Evergreen - VA Omega Fund                                    1.00%                   47,047        9.27            436,352
Evergreen - VA Omega Fund                                    1.25%                   15,743        9.21            145,029
Evergreen - VA Omega Fund                                    1.40%                3,260,000        6.81         22,210,491
Evergreen - VA Omega Fund                                    1.50%                    3,320       13.27             44,035
Evergreen - VA Omega Fund                                    1.65%                  404,789       10.71          4,334,759
Evergreen - VA Omega Fund                                    1.75%                       27       13.23                357
Evergreen - VA Omega Fund                                    1.90%                   56,002       13.21            739,510
Evergreen - VA Omega Fund                                    2.00%                      283       13.19              3,727
Evergreen - VA Omega Fund                                    2.15%                   25,003       13.17            329,232
Evergreen - VA Omega Fund                                    2.25%                   19,658        8.97            176,243
Evergreen - VA Omega Fund                                    2.40%                    1,855       13.13             24,354
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,868,364                     28,768,390

Evergreen - VA Special Equity Fund                           0.65%                  179,911       11.08          1,993,582
Evergreen - VA Special Equity Fund                           0.90%                    7,046       14.86            104,682
Evergreen - VA Special Equity Fund                           1.00%                  150,470       10.92          1,642,783
Evergreen - VA Special Equity Fund                           1.25%                   69,344        9.16            634,976
Evergreen - VA Special Equity Fund                           1.40%                3,425,086       10.73         36,762,427
Evergreen - VA Special Equity Fund                           1.50%                   19,312       14.76            284,969
Evergreen - VA Special Equity Fund                           1.60%                    2,186       10.22             22,346
Evergreen - VA Special Equity Fund                           1.65%                  815,621       11.12          9,070,306
Evergreen - VA Special Equity Fund                           1.75%                    1,917       14.71             28,208
Evergreen - VA Special Equity Fund                           1.90%                  293,794       14.69          4,315,480
Evergreen - VA Special Equity Fund                           2.00%                    3,620       14.67             53,111
Evergreen - VA Special Equity Fund                           2.15%                   58,548       14.65            857,550
Evergreen - VA Special Equity Fund                           2.25%                   23,503        8.83            207,438
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          5,050,359                     55,977,860

Evergreen - VA Special Values Fund                           1.40%                  307,907       15.68          4,828,674
Evergreen - VA Special Values Fund                           1.65%                    4,466       13.03             58,193
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            312,372                      4,886,867

Evergreen - VA Strategic Income Fund                         1.40%                  518,381       13.45          6,973,142
Evergreen - VA Strategic Income Fund                         1.65%                    2,439       11.77             28,708
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            520,820                      7,001,850

First Trust - 10 Uncommon Values Portfolio                   0.65%                   36,127        4.07            147,105
First Trust - 10 Uncommon Values Portfolio                   1.00%                  435,617        4.47          1,949,100
First Trust - 10 Uncommon Values Portfolio                   1.25%                   22,064        3.99             87,957
First Trust - 10 Uncommon Values Portfolio                   1.40%                1,686,521        3.97          6,687,620
First Trust - 10 Uncommon Values Portfolio                   1.65%                   66,435        9.16            608,451
First Trust - 10 Uncommon Values Portfolio                   1.90%                      467       13.17              6,148
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,247,231                      9,486,380

First Trust - Energy Portfolio                               1.00%                  201,555       13.61          2,742,339
First Trust - Energy Portfolio                               1.25%                    7,059       13.65             96,334
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            208,614                      2,838,672

First Trust - Financial Services Portfolio                   1.00%                  350,468       12.74          4,466,135
First Trust - Financial Services Portfolio                   1.25%                   23,082       12.78            295,039
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            373,550                      4,761,175

First Trust - Global Target 15 Portfolio                     1.00%                  277,522       10.59          2,938,293
First Trust - Global Target 15 Portfolio                     1.25%                    8,569       12.96            111,018
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            286,091                      3,049,311

First Trust - NASDAQ Target 15 Portfolio                     1.00%                  569,649        8.90          5,070,373
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            569,649                      5,070,373

First Trust - Pharmaceutical Portfolio                       1.00%                  388,945        9.92          3,857,091
First Trust - Pharmaceutical Portfolio                       1.25%                   22,833       11.48            262,115
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            411,777                      4,119,206

First Trust - S&P Target 24 Portfolio                        1.00%                  751,579        7.30          5,487,305
First Trust - S&P Target 24 Portfolio                        1.25%                    5,532       11.89             65,765
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            757,111                      5,553,070

First Trust - Target Managed VIP Portfolio                   1.00%                1,697,696        8.36         14,200,273
First Trust - Target Managed VIP Portfolio                   1.25%                  476,951       13.20          6,297,076
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,174,647                     20,497,349

First Trust - Technology Portfolio                           1.00%                  435,367        4.76          2,073,039
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            435,367                      2,073,039

First Trust - The Dow DART 10 Portfolio                      1.00%                  517,287        8.02          4,148,342
First Trust - The Dow DART 10 Portfolio                      1.25%                   10,069       12.05            121,317
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            527,356                      4,269,659

First Trust - Value Line Target 25 Portfolio                 1.00%                1,541,426        3.20          4,932,457
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,541,426                      4,932,457

Gartmore - GVIT Developing Markets Portfolio                 0.65%                  979,994        9.63          9,440,590
Gartmore - GVIT Developing Markets Portfolio                 0.90%                    6,956       15.74            109,486
Gartmore - GVIT Developing Markets Portfolio                 1.00%                  559,123        9.40          5,257,699
Gartmore - GVIT Developing Markets Portfolio                 1.25%                  122,136       10.59          1,292,977
Gartmore - GVIT Developing Markets Portfolio                 1.40%               12,075,749        9.12        110,081,377
Gartmore - GVIT Developing Markets Portfolio                 1.50%                   20,956       15.63            327,605
Gartmore - GVIT Developing Markets Portfolio                 1.60%                    1,863       10.90             20,303
Gartmore - GVIT Developing Markets Portfolio                 1.65%                1,763,660       13.60         23,981,203
Gartmore - GVIT Developing Markets Portfolio                 1.75%                      167       15.59              2,606
Gartmore - GVIT Developing Markets Portfolio                 1.90%                  415,864       15.56          6,471,707
Gartmore - GVIT Developing Markets Portfolio                 2.00%                   12,503       15.54            194,352
Gartmore - GVIT Developing Markets Portfolio                 2.15%                   44,993       15.52            698,188
Gartmore - GVIT Developing Markets Portfolio                 2.25%                      843       10.88              9,171
Gartmore - GVIT Developing Markets Portfolio                 2.40%                    1,871       15.47             28,956
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         16,006,678                    157,916,220

INVESCO - VIF Dynamics Fund                                  0.65%                  159,239        8.46          1,347,530
INVESCO - VIF Dynamics Fund                                  0.90%                    3,305       13.27             43,862
INVESCO - VIF Dynamics Fund                                  1.00%                  304,210        8.34          2,536,379
INVESCO - VIF Dynamics Fund                                  1.15%                       77       13.23              1,018
INVESCO - VIF Dynamics Fund                                  1.25%                  137,600        6.22            855,913
INVESCO - VIF Dynamics Fund                                  1.40%                7,609,788        8.20         62,375,515
INVESCO - VIF Dynamics Fund                                  1.50%                   27,792       13.18            366,320
INVESCO - VIF Dynamics Fund                                  1.65%                  889,464        9.61          8,551,828
INVESCO - VIF Dynamics Fund                                  1.75%                    1,003       13.14             13,178
INVESCO - VIF Dynamics Fund                                  1.90%                  634,308       13.12          8,322,909
INVESCO - VIF Dynamics Fund                                  2.00%                    4,848       13.11             63,534
INVESCO - VIF Dynamics Fund                                  2.15%                   38,518       13.08            503,960
INVESCO - VIF Dynamics Fund                                  2.40%                    3,083       13.05             40,224
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          9,813,234                     85,022,169

INVESCO - VIF Financial Services Fund                        0.65%                  153,732       13.81          2,122,678
INVESCO - VIF Financial Services Fund                        0.90%                    4,970       12.75             63,389
INVESCO - VIF Financial Services Fund                        1.00%                  238,104       13.60          3,239,219
INVESCO - VIF Financial Services Fund                        1.25%                   48,538       11.85            575,230
INVESCO - VIF Financial Services Fund                        1.40%                6,109,346       13.37         81,709,424
INVESCO - VIF Financial Services Fund                        1.50%                    9,201       12.67            116,559
INVESCO - VIF Financial Services Fund                        1.65%                  607,265       11.17          6,782,610
INVESCO - VIF Financial Services Fund                        1.75%                    2,426       12.63             30,651
INVESCO - VIF Financial Services Fund                        1.90%                  200,360       12.61          2,526,752
INVESCO - VIF Financial Services Fund                        2.00%                   20,268       12.60            255,315
INVESCO - VIF Financial Services Fund                        2.15%                   50,250       12.58            631,900
INVESCO - VIF Financial Services Fund                        2.25%                    1,378       10.46             14,413
INVESCO - VIF Financial Services Fund                        2.40%                      751       12.54              9,412
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          7,446,589                     98,077,552

INVESCO - VIF Health Sciences Fund                           0.65%                  194,661       12.19          2,372,530
INVESCO - VIF Health Sciences Fund                           0.90%                    2,415       12.06             29,134
INVESCO - VIF Health Sciences Fund                           1.00%                  193,880       12.01          2,328,203
INVESCO - VIF Health Sciences Fund                           1.25%                   59,116       10.68            631,371
INVESCO - VIF Health Sciences Fund                           1.40%                9,461,944       11.81        111,706,050
INVESCO - VIF Health Sciences Fund                           1.50%                   16,675       11.98            199,768
INVESCO - VIF Health Sciences Fund                           1.60%                    1,773       10.87             19,266
INVESCO - VIF Health Sciences Fund                           1.65%                  698,364       10.05          7,021,607
INVESCO - VIF Health Sciences Fund                           1.75%                    2,812       11.95             33,598
INVESCO - VIF Health Sciences Fund                           1.90%                  381,478       11.93          4,549,543
INVESCO - VIF Health Sciences Fund                           2.00%                    2,077       11.91             24,738
INVESCO - VIF Health Sciences Fund                           2.15%                   55,867       11.89            664,374
INVESCO - VIF Health Sciences Fund                           2.25%                    1,330       10.85             14,436
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         11,072,391                    129,594,616

INVESCO - VIF Technology Fund                                0.65%                  226,147        5.17          1,168,085
INVESCO - VIF Technology Fund                                1.00%                  331,934        5.09          1,689,188
INVESCO - VIF Technology Fund                                1.25%                   42,720        3.21            137,266
INVESCO - VIF Technology Fund                                1.40%               17,055,983        5.00         85,328,952
INVESCO - VIF Technology Fund                                1.65%                  578,651        7.87          4,551,443
INVESCO - VIF Technology Fund                                1.90%                    3,695       13.35             49,347
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         18,239,131                     92,924,281

INVESCO - VIF Telecommunications Fund                        0.65%                  144,115        3.32            478,713
INVESCO - VIF Telecommunications Fund                        0.90%                      445       12.56              5,595
INVESCO - VIF Telecommunications Fund                        1.00%                  162,907        3.27            533,153
INVESCO - VIF Telecommunications Fund                        1.25%                   51,179        2.36            120,567
INVESCO - VIF Telecommunications Fund                        1.40%                7,889,659        3.22         25,384,306
INVESCO - VIF Telecommunications Fund                        1.50%                    2,831       12.48             35,320
INVESCO - VIF Telecommunications Fund                        1.65%                  191,663        7.63          1,463,207
INVESCO - VIF Telecommunications Fund                        1.75%                      295       12.44              3,671
INVESCO - VIF Telecommunications Fund                        1.90%                   68,278       12.42            848,056
INVESCO - VIF Telecommunications Fund                        2.00%                    1,742       12.41             21,611
INVESCO - VIF Telecommunications Fund                        2.15%                    8,279       12.39            102,535
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          8,521,392                     28,996,735

Liberty - Asset Allocation VS Fund                           1.00%                2,207,046       12.03         26,543,155
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,207,046                     26,543,155

Liberty - Columbia High Yield VS Fund                        1.00%                  104,701       13.20          1,382,325
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            104,701                      1,382,325

Liberty - Columbia Real Estate Equity VS Fund                1.00%                   42,830       15.09            646,143
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                             42,830                        646,143

Liberty Equity VS Fund                                       1.00%                1,440,181       18.47         26,604,334
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,440,181                     26,604,334

Liberty - Federal Securities VS Fund                         1.00%                  781,490       10.13          7,912,658
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            781,490                      7,912,658

Liberty - Money Market VS Fund                               1.00%                  591,046        9.97          5,895,419
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            591,046                      5,895,419

Liberty - Small Company Growth VS Fund                       1.00%                  151,571       15.03          2,277,895
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            151,571                      2,277,895

ProFunds - VP Asia 30 Fund                                   0.65%                  160,378       12.78          2,050,374
ProFunds - VP Asia 30 Fund                                   0.90%                    1,307       16.14             21,090
ProFunds - VP Asia 30 Fund                                   1.00%                   69,173       12.71            879,159
ProFunds - VP Asia 30 Fund                                   1.25%                   47,272       12.66            598,280
ProFunds - VP Asia 30 Fund                                   1.40%                2,441,338       12.62         30,819,695
ProFunds - VP Asia 30 Fund                                   1.50%                    6,176       16.03             99,018
ProFunds - VP Asia 30 Fund                                   1.65%                  942,605       12.57         11,849,318
ProFunds - VP Asia 30 Fund                                   1.75%                      173       15.99              2,762
ProFunds - VP Asia 30 Fund                                   1.90%                  131,276       15.96          2,095,135
ProFunds - VP Asia 30 Fund                                   2.00%                   10,432       15.94            166,302
ProFunds - VP Asia 30 Fund                                   2.15%                   33,050       15.91            525,973
ProFunds - VP Asia 30 Fund                                   2.25%                    1,873       10.43             19,523
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,845,051                     49,126,629

ProFunds - VP Banks Fund                                     0.65%                   20,188       11.08            223,751
ProFunds - VP Banks Fund                                     0.90%                    3,337       13.01             43,417
ProFunds - VP Banks Fund                                     1.00%                    3,002       11.02             33,073
ProFunds - VP Banks Fund                                     1.25%                    8,886       10.97             97,496
ProFunds - VP Banks Fund                                     1.40%                  341,497       10.94          3,737,478
ProFunds - VP Banks Fund                                     1.50%                    4,576       12.92             59,126
ProFunds - VP Banks Fund                                     1.65%                   93,067       10.90          1,014,257
ProFunds - VP Banks Fund                                     1.90%                   34,962       12.86            449,692
ProFunds - VP Banks Fund                                     2.15%                    6,833       12.83             87,638
ProFunds - VP Banks Fund                                     2.40%                    1,039       12.79             13,288
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            517,386                      5,759,217

ProFunds - VP Basic Materials Fund                           0.65%                  253,494       11.13          2,822,022
ProFunds - VP Basic Materials Fund                           0.90%                    8,846       13.50            119,410
ProFunds - VP Basic Materials Fund                           1.00%                   37,759       11.07            417,881
ProFunds - VP Basic Materials Fund                           1.25%                   53,759       11.02            592,452
ProFunds - VP Basic Materials Fund                           1.40%                2,610,829       10.99         28,699,925
ProFunds - VP Basic Materials Fund                           1.50%                    3,940       13.41             52,827
ProFunds - VP Basic Materials Fund                           1.65%                1,512,864       10.95         16,560,137
ProFunds - VP Basic Materials Fund                           1.90%                  100,189       13.35          1,337,239
ProFunds - VP Basic Materials Fund                           2.00%                    8,054       13.33            107,370
ProFunds - VP Basic Materials Fund                           2.15%                   15,986       13.31            212,762
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,605,719                     50,922,025

ProFunds - VP Bear Fund                                      0.65%                  196,473       10.45          2,052,766
ProFunds - VP Bear Fund                                      0.90%                    1,812        7.58             13,733
ProFunds - VP Bear Fund                                      1.00%                   36,026       10.34            372,520
ProFunds - VP Bear Fund                                      1.25%                   28,299       10.26            290,452
ProFunds - VP Bear Fund                                      1.40%                2,846,064       10.22         29,081,198
ProFunds - VP Bear Fund                                      1.50%                    3,186        7.53             23,988
ProFunds - VP Bear Fund                                      1.65%                1,886,515        8.44         15,924,596
ProFunds - VP Bear Fund                                      1.75%                    2,165        7.51             16,252
ProFunds - VP Bear Fund                                      1.90%                  716,467        7.49          5,369,155
ProFunds - VP Bear Fund                                      2.15%                   36,686        7.47            274,139
ProFunds - VP Bear Fund                                      2.25%                    7,927        9.29             73,664
ProFunds - VP Bear Fund                                      2.40%                   13,622        7.45            101,502
ProFunds - VP Bear Fund                                      2.50%                    7,293        9.29             67,733
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          5,782,535                     53,661,698

ProFunds - VP Biotechnology Fund                             0.65%                   49,177        7.27            357,327
ProFunds - VP Biotechnology Fund                             1.00%                   26,692        7.19            191,942
ProFunds - VP Biotechnology Fund                             1.25%                   20,329        7.14            145,101
ProFunds - VP Biotechnology Fund                             1.40%                1,623,411        7.11         11,535,626
ProFunds - VP Biotechnology Fund                             1.65%                  208,971        9.75          2,037,409
ProFunds - VP Biotechnology Fund                             1.90%                      847       13.53             11,455
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,929,427                     14,278,862

ProFunds - VP Bull Fund                                      0.65%                  404,601       10.01          4,049,435
ProFunds - VP Bull Fund                                      0.90%                    6,640       12.15             80,666
ProFunds - VP Bull Fund                                      1.00%                  875,798        9.95          8,713,904
ProFunds - VP Bull Fund                                      1.25%                  394,427        9.91          3,907,909
ProFunds - VP Bull Fund                                      1.40%                7,676,322        9.88         75,862,424
ProFunds - VP Bull Fund                                      1.50%                   18,458       12.07            222,702
ProFunds - VP Bull Fund                                      1.65%                3,563,562        9.84         35,068,724
ProFunds - VP Bull Fund                                      1.75%                    2,154       12.03             25,916
ProFunds - VP Bull Fund                                      1.90%                  708,248       12.01          8,506,619
ProFunds - VP Bull Fund                                      2.00%                    1,179       12.00             14,143
ProFunds - VP Bull Fund                                      2.15%                   58,349       11.98            698,826
ProFunds - VP Bull Fund                                      2.25%                      427       10.58              4,520
ProFunds - VP Bull Fund                                      2.40%                   10,714       11.94            127,947
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         13,720,881                    137,283,735

ProFunds - VP Consumer Cyclical Fund                         0.65%                   24,982        9.19            229,574
ProFunds - VP Consumer Cyclical Fund                         0.90%                    4,440       11.79             52,354
ProFunds - VP Consumer Cyclical Fund                         1.00%                    9,359        9.14             85,501
ProFunds - VP Consumer Cyclical Fund                         1.25%                   13,935        9.10            126,762
ProFunds - VP Consumer Cyclical Fund                         1.40%                  171,567        9.07          1,556,785
ProFunds - VP Consumer Cyclical Fund                         1.50%                    2,321       11.71             27,177
ProFunds - VP Consumer Cyclical Fund                         1.65%                  136,269        9.04          1,231,264
ProFunds - VP Consumer Cyclical Fund                         1.90%                   30,700       11.66            357,895
ProFunds - VP Consumer Cyclical Fund                         2.15%                    5,655       11.62             65,734
ProFunds - VP Consumer Cyclical Fund                         2.40%                    3,817       11.59             44,241
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            403,045                      3,777,286

ProFunds - VP Consumer Non-Cyclical Fund                     0.65%                   11,486        9.81            112,653
ProFunds - VP Consumer Non-Cyclical Fund                     0.90%                      110       11.64              1,276
ProFunds - VP Consumer Non-Cyclical Fund                     1.00%                   13,561        9.75            132,226
ProFunds - VP Consumer Non-Cyclical Fund                     1.25%                    3,821        9.71             37,103
ProFunds - VP Consumer Non-Cyclical Fund                     1.40%                  135,369        9.68          1,310,998
ProFunds - VP Consumer Non-Cyclical Fund                     1.50%                    1,762       11.56             20,375
ProFunds - VP Consumer Non-Cyclical Fund                     1.65%                   58,425        9.64            563,438
ProFunds - VP Consumer Non-Cyclical Fund                     1.75%                    1,780       11.53             20,515
ProFunds - VP Consumer Non-Cyclical Fund                     1.90%                   12,720       11.51            146,376
ProFunds - VP Consumer Non-Cyclical Fund                     2.00%                      954       11.49             10,971
ProFunds - VP Consumer Non-Cyclical Fund                     2.25%                    4,737       10.67             50,560
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            244,725                      2,406,488

ProFunds - VP Energy Fund                                    0.65%                  336,748        9.26          3,119,628
ProFunds - VP Energy Fund                                    0.90%                    3,159       12.27             38,767
ProFunds - VP Energy Fund                                    1.00%                  209,311        9.17          1,919,043
ProFunds - VP Energy Fund                                    1.25%                   50,155        9.10            456,433
ProFunds - VP Energy Fund                                    1.40%                2,665,622        9.06         24,150,257
ProFunds - VP Energy Fund                                    1.50%                    2,523       12.19             30,753
ProFunds - VP Energy Fund                                    1.65%                1,225,844       10.48         12,846,524
ProFunds - VP Energy Fund                                    1.75%                      239       12.16              2,907
ProFunds - VP Energy Fund                                    1.90%                  114,553       12.14          1,390,142
ProFunds - VP Energy Fund                                    2.00%                    4,007       12.12             48,575
ProFunds - VP Energy Fund                                    2.15%                   25,623       12.10            310,062
ProFunds - VP Energy Fund                                    2.40%                    2,434       12.07             29,367
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,640,216                     44,342,460

ProFunds - VP Europe 30 Fund                                 0.65%                  413,959        8.14          3,369,382
ProFunds - VP Europe 30 Fund                                 0.90%                    4,594       13.35             61,318
ProFunds - VP Europe 30 Fund                                 1.00%                  102,573        8.02            822,573
ProFunds - VP Europe 30 Fund                                 1.25%                   75,543        7.00            528,660
ProFunds - VP Europe 30 Fund                                 1.40%                9,921,296        7.88         78,219,357
ProFunds - VP Europe 30 Fund                                 1.50%                    2,495       13.26             33,076
ProFunds - VP Europe 30 Fund                                 1.65%                2,116,400       10.83         22,911,011
ProFunds - VP Europe 30 Fund                                 1.90%                  158,208       13.20          2,087,973
ProFunds - VP Europe 30 Fund                                 2.00%                   13,365       13.18            176,182
ProFunds - VP Europe 30 Fund                                 2.15%                   40,636       13.16            534,776
ProFunds - VP Europe 30 Fund                                 2.25%                    3,060       11.09             33,935
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         12,852,129                    108,778,242

ProFunds - VP Financial Fund                                 0.65%                   28,956       10.06            291,283
ProFunds - VP Financial Fund                                 0.90%                       84       12.59              1,061
ProFunds - VP Financial Fund                                 1.00%                   24,316        9.96            242,078
ProFunds - VP Financial Fund                                 1.25%                   32,283        9.88            319,017
ProFunds - VP Financial Fund                                 1.40%                1,055,518        9.84         10,383,945
ProFunds - VP Financial Fund                                 1.50%                    3,980       12.51             49,789
ProFunds - VP Financial Fund                                 1.65%                  398,159       11.23          4,471,266
ProFunds - VP Financial Fund                                 1.75%                      388       12.47              4,838
ProFunds - VP Financial Fund                                 1.90%                  134,420       12.45          1,673,909
ProFunds - VP Financial Fund                                 2.00%                    1,060       12.44             13,182
ProFunds - VP Financial Fund                                 2.15%                   27,402       12.42            340,256
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,706,565                     17,790,626

ProFunds - VP Healthcare Fund                                0.65%                   57,417        8.44            484,587
ProFunds - VP Healthcare Fund                                0.90%                       89       11.18                995
ProFunds - VP Healthcare Fund                                1.00%                   26,046        8.35            217,552
ProFunds - VP Healthcare Fund                                1.25%                   23,591        8.29            195,592
ProFunds - VP Healthcare Fund                                1.40%                1,510,258        8.25         12,465,347
ProFunds - VP Healthcare Fund                                1.50%                   11,578       11.10            128,531
ProFunds - VP Healthcare Fund                                1.65%                  707,449        9.17          6,486,810
ProFunds - VP Healthcare Fund                                1.75%                      402       11.07              4,451
ProFunds - VP Healthcare Fund                                1.90%                  244,228       11.05          2,698,956
ProFunds - VP Healthcare Fund                                2.00%                    1,969       11.04             21,733
ProFunds - VP Healthcare Fund                                2.15%                   56,392       11.02            621,410
ProFunds - VP Healthcare Fund                                2.40%                    2,123       10.99             23,330
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,641,542                     23,349,294

ProFunds - VP Industrial Fund                                0.65%                   41,864       10.18            426,255
ProFunds - VP Industrial Fund                                0.90%                    2,980       13.00             38,733
ProFunds - VP Industrial Fund                                1.00%                   66,394       10.12            672,049
ProFunds - VP Industrial Fund                                1.25%                   11,186       10.08            112,749
ProFunds - VP Industrial Fund                                1.40%                  690,803       10.05          6,945,269
ProFunds - VP Industrial Fund                                1.50%                    3,639       12.91             46,974
ProFunds - VP Industrial Fund                                1.65%                  318,339       10.01          3,187,023
ProFunds - VP Industrial Fund                                1.90%                   20,601       12.85            264,747
ProFunds - VP Industrial Fund                                2.15%                    4,507       12.81             57,759
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,160,314                     11,751,557

ProFunds - VP Internet Fund                                  0.65%                   54,786       15.25            835,633
ProFunds - VP Internet Fund                                  1.00%                    7,564       15.16            114,700
ProFunds - VP Internet Fund                                  1.25%                    8,287       15.10            125,133
ProFunds - VP Internet Fund                                  1.40%                  707,697       15.06         10,658,710
ProFunds - VP Internet Fund                                  1.65%                  206,876       15.00          3,102,635
ProFunds - VP Internet Fund                                  1.90%                    1,210       16.67             20,179
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            986,421                     14,856,990

ProFunds - VP Japan Fund                                     0.65%                   64,887        9.18            595,628
ProFunds - VP Japan Fund                                     0.90%                    2,038       12.85             26,190
ProFunds - VP Japan Fund                                     1.00%                   42,857        9.13            391,096
ProFunds - VP Japan Fund                                     1.25%                   28,579        9.09            259,704
ProFunds - VP Japan Fund                                     1.40%                2,077,940        9.06         18,834,777
ProFunds - VP Japan Fund                                     1.50%                    7,868       12.76            100,404
ProFunds - VP Japan Fund                                     1.65%                  426,718        9.03          3,851,502
ProFunds - VP Japan Fund                                     1.90%                   76,553       12.70            972,527
ProFunds - VP Japan Fund                                     2.00%                    1,883       12.69             23,898
ProFunds - VP Japan Fund                                     2.15%                   10,769       12.67            136,424
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,740,092                     25,192,150

ProFunds - VP Mid-Cap Growth Fund                            0.65%                  150,991        9.85          1,487,543
ProFunds - VP Mid-Cap Growth Fund                            0.90%                      724       12.46              9,017
ProFunds - VP Mid-Cap Growth Fund                            1.00%                   31,184        9.79            305,419
ProFunds - VP Mid-Cap Growth Fund                            1.25%                   24,107        9.75            235,108
ProFunds - VP Mid-Cap Growth Fund                            1.40%                3,105,446        9.73         30,209,887
ProFunds - VP Mid-Cap Growth Fund                            1.50%                   17,202       12.38            212,884
ProFunds - VP Mid-Cap Growth Fund                            1.65%                1,009,867        9.69          9,782,512
ProFunds - VP Mid-Cap Growth Fund                            1.90%                  295,528       12.32          3,640,624
ProFunds - VP Mid-Cap Growth Fund                            2.00%                    2,028       12.31             24,956
ProFunds - VP Mid-Cap Growth Fund                            2.15%                   47,141       12.28            579,083
ProFunds - VP Mid-Cap Growth Fund                            2.25%                    3,933       10.24             40,286
ProFunds - VP Mid-Cap Growth Fund                            2.40%                    1,274       12.25             15,602
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,689,426                     46,542,921

ProFunds - VP Mid-Cap Value Fund                             0.65%                  192,966       10.41          2,008,027
ProFunds - VP Mid-Cap Value Fund                             1.00%                   97,167       10.35          1,005,198
ProFunds - VP Mid-Cap Value Fund                             1.25%                   59,964       10.30            617,721
ProFunds - VP Mid-Cap Value Fund                             1.40%                2,348,166       10.28         24,128,311
ProFunds - VP Mid-Cap Value Fund                             1.50%                   18,261       13.46            245,839
ProFunds - VP Mid-Cap Value Fund                             1.65%                1,455,513       10.23         14,892,801
ProFunds - VP Mid-Cap Value Fund                             1.90%                  462,172       13.40          6,193,924
ProFunds - VP Mid-Cap Value Fund                             2.00%                    4,164       13.39             55,740
ProFunds - VP Mid-Cap Value Fund                             2.15%                   99,189       13.36          1,325,524
ProFunds - VP Mid-Cap Value Fund                             2.25%                    3,516       10.77             37,853
ProFunds - VP Mid-Cap Value Fund                             2.40%                      916       13.33             12,204
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,741,994                     50,523,142

ProFunds - VP OTC Fund                                       0.65%                  729,288        5.16          3,765,386
ProFunds - VP OTC Fund                                       0.90%                    2,703       13.63             36,832
ProFunds - VP OTC Fund                                       1.00%                  529,884        5.11          2,707,527
ProFunds - VP OTC Fund                                       1.25%                  257,947        5.07          1,308,248
ProFunds - VP OTC Fund                                       1.40%               18,325,679        5.05         92,527,066
ProFunds - VP OTC Fund                                       1.50%                   12,607       13.54            170,649
ProFunds - VP OTC Fund                                       1.65%                4,445,234        9.32         41,412,814
ProFunds - VP OTC Fund                                       1.75%                    4,836       13.50             65,274
ProFunds - VP OTC Fund                                       1.90%                  810,005       13.47         10,914,255
ProFunds - VP OTC Fund                                       2.00%                    5,378       13.46             72,378
ProFunds - VP OTC Fund                                       2.15%                   34,480       13.44            463,276
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         25,158,040                    153,443,704

ProFunds - VP Pharmaceuticals Fund                           0.65%                   81,004        9.04            732,157
ProFunds - VP Pharmaceuticals Fund                           1.00%                   64,585        8.99            580,325
ProFunds - VP Pharmaceuticals Fund                           1.25%                   24,743        8.95            221,393
ProFunds - VP Pharmaceuticals Fund                           1.40%                  782,830        8.92          6,986,660
ProFunds - VP Pharmaceuticals Fund                           1.50%                    6,951       10.02             69,619
ProFunds - VP Pharmaceuticals Fund                           1.60%                      955       10.65             10,170
ProFunds - VP Pharmaceuticals Fund                           1.65%                  266,978        8.89          2,372,673
ProFunds - VP Pharmaceuticals Fund                           1.90%                   77,105        9.97            768,782
ProFunds - VP Pharmaceuticals Fund                           2.00%                    2,871        9.96             28,588
ProFunds - VP Pharmaceuticals Fund                           2.15%                    6,346        9.94             63,089
ProFunds - VP Pharmaceuticals Fund                           2.40%                    1,646        9.91             16,323
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,316,013                     11,849,779

ProFunds - VP Precious Metals Fund                           0.65%                  315,457       13.52          4,263,570
ProFunds - VP Precious Metals Fund                           0.90%                    2,292       15.61             35,791
ProFunds - VP Precious Metals Fund                           1.00%                  135,133       13.44          1,815,680
ProFunds - VP Precious Metals Fund                           1.25%                   89,687       13.38          1,199,987
ProFunds - VP Precious Metals Fund                           1.40%                3,303,737       13.35         44,091,058
ProFunds - VP Precious Metals Fund                           1.50%                    6,099       15.51             94,583
ProFunds - VP Precious Metals Fund                           1.65%                1,329,806       13.29         17,672,428
ProFunds - VP Precious Metals Fund                           1.75%                      158       15.46              2,442
ProFunds - VP Precious Metals Fund                           1.90%                  390,896       15.44          6,034,316
ProFunds - VP Precious Metals Fund                           2.15%                   44,664       15.39            687,520
ProFunds - VP Precious Metals Fund                           2.40%                    1,458       15.35             22,380
ProFunds - VP Precious Metals Fund                           2.50%                   23,284       11.55            268,895
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          5,642,672                     76,188,651

ProFunds - VP Real Estate Fund                               0.65%                  116,140       14.25          1,654,957
ProFunds - VP Real Estate Fund                               0.90%                      248       13.48              3,347
ProFunds - VP Real Estate Fund                               1.00%                   33,152       14.10            467,531
ProFunds - VP Real Estate Fund                               1.25%                   18,355       14.00            256,933
ProFunds - VP Real Estate Fund                               1.40%                1,753,690       13.94         24,439,035
ProFunds - VP Real Estate Fund                               1.50%                    5,332       13.39             71,397
ProFunds - VP Real Estate Fund                               1.65%                  462,906       12.91          5,976,513
ProFunds - VP Real Estate Fund                               1.75%                      850       13.35             11,347
ProFunds - VP Real Estate Fund                               1.90%                  136,941       13.33          1,825,315
ProFunds - VP Real Estate Fund                               2.00%                    3,835       13.31             51,065
ProFunds - VP Real Estate Fund                               2.15%                   32,970       13.29            438,208
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,564,420                     35,195,649

ProFunds - VP Rising Rates Opportunity Fund                  0.65%                  217,316        7.69          1,670,965
ProFunds - VP Rising Rates Opportunity Fund                  0.90%                    6,919        9.22             63,814
ProFunds - VP Rising Rates Opportunity Fund                  1.00%                   47,076        7.64            359,843
ProFunds - VP Rising Rates Opportunity Fund                  1.25%                   78,428        7.61            596,972
ProFunds - VP Rising Rates Opportunity Fund                  1.40%                2,570,189        7.59         19,513,974
ProFunds - VP Rising Rates Opportunity Fund                  1.50%                   31,892        9.16            292,149
ProFunds - VP Rising Rates Opportunity Fund                  1.65%                1,817,924        7.56         13,744,112
ProFunds - VP Rising Rates Opportunity Fund                  1.75%                    1,988        9.13             18,157
ProFunds - VP Rising Rates Opportunity Fund                  1.90%                  445,486        9.12          4,062,423
ProFunds - VP Rising Rates Opportunity Fund                  2.00%                    4,991        9.11             45,462
ProFunds - VP Rising Rates Opportunity Fund                  2.15%                   82,598        9.09            751,071
ProFunds - VP Rising Rates Opportunity Fund                  2.40%                   10,876        9.07             98,612
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          5,315,681                     41,217,552

ProFunds - VP Semiconductor Fund                             0.65%                   51,652        9.67            499,684
ProFunds - VP Semiconductor Fund                             1.00%                   16,928        9.62            162,801
ProFunds - VP Semiconductor Fund                             1.25%                   17,621        9.58            168,745
ProFunds - VP Semiconductor Fund                             1.40%                1,401,488        9.55         13,387,328
ProFunds - VP Semiconductor Fund                             1.65%                  423,958        9.51          4,032,600
ProFunds - VP Semiconductor Fund                             1.90%                    3,475       15.93             55,344
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,915,121                     18,306,502

ProFunds - VP Short OTC Fund                                 0.65%                  164,801        6.90          1,136,835
ProFunds - VP Short OTC Fund                                 0.90%                    3,522        6.49             22,857
ProFunds - VP Short OTC Fund                                 1.00%                   48,889        6.86            335,269
ProFunds - VP Short OTC Fund                                 1.25%                   40,617        6.83            277,365
ProFunds - VP Short OTC Fund                                 1.40%                2,407,843        6.81         16,401,130
ProFunds - VP Short OTC Fund                                 1.50%                   10,811        6.45             69,692
ProFunds - VP Short OTC Fund                                 1.65%                1,535,439        6.78         10,414,517
ProFunds - VP Short OTC Fund                                 1.90%                  196,526        6.42          1,261,127
ProFunds - VP Short OTC Fund                                 2.15%                   20,167        6.40            129,043
ProFunds - VP Short OTC Fund                                 2.25%                    7,708        9.49             73,144
ProFunds - VP Short OTC Fund                                 2.40%                   16,907        6.38            107,876
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,453,229                     30,228,856

ProFunds - VP Small-Cap Growth Fund                          0.65%                  184,649       10.34          1,908,692
ProFunds - VP Small-Cap Growth Fund                          0.90%                    3,412       13.20             45,040
ProFunds - VP Small-Cap Growth Fund                          1.00%                  162,123       10.28          1,666,001
ProFunds - VP Small-Cap Growth Fund                          1.15%                    3,708       13.16             48,810
ProFunds - VP Small-Cap Growth Fund                          1.25%                   65,882       10.23            674,160
ProFunds - VP Small-Cap Growth Fund                          1.40%                8,727,145       10.21         89,077,430
ProFunds - VP Small-Cap Growth Fund                          1.50%                   24,983       13.11            327,566
ProFunds - VP Small-Cap Growth Fund                          1.65%                3,868,951       10.16         39,323,264
ProFunds - VP Small-Cap Growth Fund                          1.75%                    4,774       13.07             62,410
ProFunds - VP Small-Cap Growth Fund                          1.90%                1,289,398       13.05         16,829,234
ProFunds - VP Small-Cap Growth Fund                          2.00%                   21,997       13.04            286,775
ProFunds - VP Small-Cap Growth Fund                          2.15%                  210,595       13.01          2,740,863
ProFunds - VP Small-Cap Growth Fund                          2.25%                    2,529       10.44             26,403
ProFunds - VP Small-Cap Growth Fund                          2.40%                   30,164       12.98            391,460
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         14,600,310                    153,408,108

ProFunds - VP Small-Cap Value Fund                           0.65%                  346,508        9.55          3,309,868
ProFunds - VP Small-Cap Value Fund                           0.90%                    4,650       13.56             63,054
ProFunds - VP Small-Cap Value Fund                           1.00%                  170,053        9.50          1,614,812
ProFunds - VP Small-Cap Value Fund                           1.25%                  105,751        9.46            999,984
ProFunds - VP Small-Cap Value Fund                           1.40%                7,690,089        9.43         72,532,820
ProFunds - VP Small-Cap Value Fund                           1.50%                   27,349       13.47            368,335
ProFunds - VP Small-Cap Value Fund                           1.65%                5,144,632        9.39         48,318,974
ProFunds - VP Small-Cap Value Fund                           1.75%                    4,300       13.43             57,748
ProFunds - VP Small-Cap Value Fund                           1.90%                1,218,990       13.41         16,342,877
ProFunds - VP Small-Cap Value Fund                           2.00%                   24,769       13.39            331,692
ProFunds - VP Small-Cap Value Fund                           2.15%                  207,523       13.37          2,774,319
ProFunds - VP Small-Cap Value Fund                           2.25%                    4,223       10.67             45,060
ProFunds - VP Small-Cap Value Fund                           2.40%                   28,687       13.33            382,415
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         14,977,525                    147,141,957

ProFunds - VP Technology Fund                                0.65%                   83,329        5.09            423,971
ProFunds - VP Technology Fund                                1.00%                   31,769        5.04            159,967
ProFunds - VP Technology Fund                                1.25%                   74,180        5.00            370,744
ProFunds - VP Technology Fund                                1.40%                3,100,820        4.98         15,428,228
ProFunds - VP Technology Fund                                1.65%                  497,972        8.66          4,314,135
ProFunds - VP Technology Fund                                1.90%                    6,845       13.30             91,049
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,794,916                     20,788,095

ProFunds - VP Telecommunications Fund                        0.65%                   56,454        4.49            253,644
ProFunds - VP Telecommunications Fund                        0.90%                      128       10.20              1,300
ProFunds - VP Telecommunications Fund                        1.00%                   25,158        4.45            111,864
ProFunds - VP Telecommunications Fund                        1.25%                   30,179        4.41            133,196
ProFunds - VP Telecommunications Fund                        1.40%                  787,450        4.39          3,459,880
ProFunds - VP Telecommunications Fund                        1.50%                    4,026       10.13             40,775
ProFunds - VP Telecommunications Fund                        1.65%                  398,350        7.21          2,870,907
ProFunds - VP Telecommunications Fund                        1.75%                      334       10.10              3,374
ProFunds - VP Telecommunications Fund                        1.90%                   47,283       10.08            476,679
ProFunds - VP Telecommunications Fund                        2.15%                   13,783       10.05            138,560
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,363,145                      7,490,179

ProFunds - VP U.S. Government Plus Fund                      0.65%                  186,404       11.27          2,100,052
ProFunds - VP U.S. Government Plus Fund                      1.00%                   23,280       11.20            260,739
ProFunds - VP U.S. Government Plus Fund                      1.25%                   20,058       11.15            223,708
ProFunds - VP U.S. Government Plus Fund                      1.40%                2,033,836       11.12         22,625,714
ProFunds - VP U.S. Government Plus Fund                      1.50%                    6,691        9.79             65,504
ProFunds - VP U.S. Government Plus Fund                      1.65%                  731,470       11.08          8,103,003
ProFunds - VP U.S. Government Plus Fund                      1.75%                      818        9.76              7,982
ProFunds - VP U.S. Government Plus Fund                      1.90%                  291,892        9.75          2,844,613
ProFunds - VP U.S. Government Plus Fund                      2.00%                   14,956        9.73            145,582
ProFunds - VP U.S. Government Plus Fund                      2.15%                   32,854        9.72            319,266
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,342,258                     36,696,161

ProFund VP UltraBull                                         0.65%                  327,838        7.26          2,378,778
ProFund VP UltraBull                                         1.00%                  150,978        7.18          1,084,233
ProFund VP UltraBull                                         1.25%                   56,257        7.13            400,988
ProFund VP UltraBull                                         1.40%                5,798,604        7.10         41,146,035
ProFund VP UltraBull                                         1.65%                1,431,345       10.20         14,604,056
ProFund VP UltraBull                                         1.90%                    1,432       14.42             20,659
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          7,766,455                     59,634,749

ProFunds - VP Ultra Mid-Cap Fund                             0.65%                   91,098        9.71            884,893
ProFunds - VP Ultra Mid-Cap Fund                             0.90%                      180       16.65              3,004
ProFunds - VP Ultra Mid-Cap Fund                             1.00%                   23,808        9.66            229,905
ProFunds - VP Ultra Mid-Cap Fund                             1.25%                   34,556        9.62            332,292
ProFunds - VP Ultra Mid-Cap Fund                             1.40%                2,335,072        9.59         22,396,916
ProFunds - VP Ultra Mid-Cap Fund                             1.50%                    5,328       16.53             88,094
ProFunds - VP Ultra Mid-Cap Fund                             1.65%                1,112,311        9.55         10,623,671
ProFunds - VP Ultra Mid-Cap Fund                             1.75%                    1,873       16.49             30,883
ProFunds - VP Ultra Mid-Cap Fund                             1.90%                  136,523       16.46          2,247,003
ProFunds - VP Ultra Mid-Cap Fund                             2.00%                    3,746       16.44             61,581
ProFunds - VP Ultra Mid-Cap Fund                             2.15%                   88,028       16.41          1,444,705
ProFunds - VP Ultra Mid-Cap Fund                             2.40%                      557       16.37              9,119
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,833,081                     38,352,066

ProFunds - VP Ultra OTC Fund                                 0.65%                1,640,765        1.21          1,978,341
ProFunds - VP Ultra OTC Fund                                 1.00%                  947,879        1.19          1,125,984
ProFunds - VP Ultra OTC Fund                                 1.25%                  890,270        0.77            685,702
ProFunds - VP Ultra OTC Fund                                 1.40%               70,502,464        1.17         82,326,434
ProFunds - VP Ultra OTC Fund                                 1.65%                3,410,589        7.03         23,971,570
ProFunds - VP Ultra OTC Fund                                 1.90%                    5,905       17.30            102,153
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         77,397,873                    110,190,184

ProFunds - VP Ultra Small-Cap Fund                           0.65%                  258,143        9.61          2,480,945
ProFunds - VP Ultra Small-Cap Fund                           1.00%                   62,351        9.47            590,400
ProFunds - VP Ultra Small-Cap Fund                           1.25%                   60,051        9.49            569,865
ProFunds - VP Ultra Small-Cap Fund                           1.40%                6,332,095        9.31         58,944,611
ProFunds - VP Ultra Small-Cap Fund                           1.65%                1,702,558       12.04         20,495,253
ProFunds - VP Ultra Small-Cap Fund                           1.90%                   13,082       19.43            254,182
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          8,428,281                     83,335,256

ProFunds - VP Utilities Fund                                 0.65%                   88,248        7.45            657,726
ProFunds - VP Utilities Fund                                 0.90%                       92       12.78              1,170
ProFunds - VP Utilities Fund                                 1.00%                  100,385        7.38            740,460
ProFunds - VP Utilities Fund                                 1.25%                   18,902        7.32            138,394
ProFunds - VP Utilities Fund                                 1.40%                1,889,169        7.29         13,769,939
ProFunds - VP Utilities Fund                                 1.50%                    7,430       12.69             94,288
ProFunds - VP Utilities Fund                                 1.65%                  618,427        9.34          5,779,059
ProFunds - VP Utilities Fund                                 1.75%                    2,920       12.65             36,951
ProFunds - VP Utilities Fund                                 1.90%                   93,690       12.63          1,183,582
ProFunds - VP Utilities Fund                                 2.00%                    8,137       12.62            102,672
ProFunds - VP Utilities Fund                                 2.15%                   10,588       12.60            133,374
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,837,987                     22,637,616

Prudential - SP Jennison International Growth Portfolio      0.65%                   52,749        7.87            415,239
Prudential - SP Jennison International Growth Portfolio      1.00%                  105,148        7.80            819,966
Prudential - SP Jennison International Growth Portfolio      1.25%                   18,435        7.75            142,790
Prudential - SP Jennison International Growth Portfolio      1.40%                1,852,899        7.71         14,293,914
Prudential - SP Jennison International Growth Portfolio      1.50%                    7,263       13.15             95,500
Prudential - SP Jennison International Growth Portfolio      1.65%                  516,764       10.97          5,667,672
Prudential - SP Jennison International Growth Portfolio      1.75%                        7       13.11                 95
Prudential - SP Jennison International Growth Portfolio      1.85%                      636       10.69              6,796
Prudential - SP Jennison International Growth Portfolio      1.90%                  115,375       13.09          1,510,059
Prudential - SP Jennison International Growth Portfolio      2.00%                    6,338       13.07             82,861
Prudential - SP Jennison International Growth Portfolio      2.15%                    5,912       13.05             77,152
Prudential - SP Jennison International Growth Portfolio      2.25%                   23,909        7.54            180,228
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,705,434                     23,292,272

Rydex - Nova Fund                                            0.65%                   50,893        5.77            293,855
Rydex - Nova Fund                                            1.00%                   96,668        5.68            549,028
Rydex - Nova Fund                                            1.40%                1,903,565        5.57         10,608,915
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,051,127                     11,451,799

Rydex - OTC Fund                                             0.65%                   92,804        5.95            552,540
Rydex - OTC Fund                                             1.00%                  215,109        5.86          1,259,798
Rydex - OTC Fund                                             1.25%                    4,672        3.89             18,170
Rydex - OTC Fund                                             1.40%                8,415,339        5.75         48,358,225
Rydex - OTC Fund                                             1.65%                    8,841       13.39            118,344
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          8,736,764                     50,307,077

Rydex - Ursa Fund                                            1.00%                    4,023       11.08             44,595
Rydex - Ursa Fund                                            1.40%                  182,396       10.88          1,983,809
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            186,419                      2,028,404

WFVT - Asset Allocation Fund                                 1.40%                7,182,341       20.98        150,698,424
WFVT - Asset Allocation Fund                                 1.65%                   62,075       11.79            731,630
WFVT - Asset Allocation Fund                                 1.90%                      701       11.75              8,241
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          7,245,117                    151,438,296

WFVT - Equity Income Fund                                    0.65%                   16,761       16.10            269,836
WFVT - Equity Income Fund                                    0.90%                      163       12.40              2,021
WFVT - Equity Income Fund                                    1.00%                   14,745       15.92            234,717
WFVT - Equity Income Fund                                    1.25%                   10,586       15.79            167,169
WFVT - Equity Income Fund                                    1.40%                1,662,799        9.28         15,434,080
WFVT - Equity Income Fund                                    1.50%                   17,889       12.32            220,340
WFVT - Equity Income Fund                                    1.65%                  314,757       10.23          3,221,511
WFVT - Equity Income Fund                                    1.75%                    1,089       12.28             13,381
WFVT - Equity Income Fund                                    1.90%                  251,071       12.26          3,078,474
WFVT - Equity Income Fund                                    2.00%                    5,900       12.25             72,257
WFVT - Equity Income Fund                                    2.15%                   15,983       12.23            195,409
WFVT - Equity Income Fund                                    2.25%                   15,958       15.29            243,938
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,327,701                     23,153,132

WFVT - Equity Value Fund                                     0.65%                   44,932        8.54            383,610
WFVT - Equity Value Fund                                     1.00%                  104,929        8.37            878,082
WFVT - Equity Value Fund                                     1.25%                    1,838        9.10             16,721
WFVT - Equity Value Fund                                     1.40%                2,459,198        8.18         20,112,246
WFVT - Equity Value Fund                                     1.65%                   30,911       12.32            380,770
WFVT - Equity Value Fund                                     2.25%                    2,290        8.77             20,087
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,644,097                     21,791,517

WFVT - Growth Fund                                           1.40%                2,364,830       16.78         39,674,520
WFVT - Growth Fund                                           1.65%                    8,938       11.65            104,139
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,373,768                     39,778,658

WFVT - International Equity Fund                             1.40%                  279,250        7.26          2,026,682
WFVT - International Equity Fund                             1.65%                   30,093       12.71            382,353
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            309,343                      2,409,034

WFVT - Large Company Growth Fund                             1.40%                1,782,698        8.10         14,436,911
WFVT - Large Company Growth Fund                             1.65%                   94,737       11.63          1,101,560
WFVT - Large Company Growth Fund                             1.90%                    1,333       11.59             15,456
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,878,768                     15,553,927

WFVT - Money Market Fund                                     1.40%                3,675,623       12.70         46,686,695
WFVT - Money Market Fund                                     1.65%                    2,759        9.88             27,250
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,678,382                     46,713,945

WFVT - Small-Cap Growth Fund                                 1.40%                  707,027        8.02          5,668,505
WFVT - Small-Cap Growth Fund                                 1.65%                   27,988       13.63            381,414
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            735,016                      6,049,919

WFVT Total Return Bond Fund                                  1.40%                1,997,666       13.00         25,963,020
WFVT Total Return Bond Fund                                  1.65%                   29,473       10.89            320,950
WFVT Total Return Bond Fund                                  1.90%                       89       10.86                971
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,027,228                     26,284,941

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Alger All-Cap                AST - Alliance/Bernstein          AST - Alliance                       AST - Alliance                             AST - American Century               AST - American Century                AST - American Century
                                                        Growth                                    Growth + Value                   Growth                                   Growth & Income                      Income and Growth                  International Growth I                  Strategic Balanced
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               90,192,770       125,442,916           4,327,328        3,351,836          24,257,897        29,478,257          59,063,804       63,123,316          25,314,302        27,386,278          36,674,213       37,487,425          14,602,198        14,369,895
 Units Purchased                                          3,335,776         1,691,286           1,556,220          597,741           2,068,782         1,311,031          19,474,991        3,287,472           2,395,661         1,050,429           2,650,695        2,055,849           2,193,607           552,328
 Units Transferred Between Sub-accounts                    (261,210)      (26,742,462)          1,749,537         (236,370)         (3,144,505)       (5,927,674)         22,645,436      (10,422,596)           (896,023)       (2,307,245)         (4,248,211)      (3,872,926)          2,170,966          (361,022)
 Units Surrendered                                      (11,945,500)      (14,919,057)           (949,580)        (585,107)         (3,324,265)       (3,451,230)        (10,979,120)      (8,830,763)         (3,153,148)       (3,447,815)         (4,792,249)      (4,824,655)         (2,088,686)       (1,746,163)
 Units Transferred Due to Consolidation                                     4,720,087                            1,199,229                             2,847,513                           11,906,375                             2,632,655                            5,828,518                             1,787,160
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     81,321,836        90,192,770           6,683,505        4,327,328          19,857,909        24,257,897          90,205,111       59,063,804          23,660,792        25,314,302          30,284,448       36,674,213          16,878,085        14,602,198
                                                   ===================================   ==================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Cohen & Steers              AST - DeAm                           AST - DeAm                            AST - DeAm                               AST - DeAm Large-Cap                 AST - DeAm Large-Cap                  AST - DeAm Small-Cap
                                                     Real Estate                               Bond                                   Global Allocation                   International Equity                Growth                                Value                                Growth
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended      *May 1 thru          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               16,394,387        12,268,426           2,101,991                -          19,851,420        26,641,422          11,076,317       13,627,264           1,240,744                 -           5,640,550        4,575,558          46,270,883        60,703,791
 Units Purchased                                          2,726,933           900,646             961,949          230,604             788,312           545,958             857,890          430,972           1,008,514           126,429           1,252,111          636,879           1,809,546         1,034,403
 Units Transferred Between Sub-accounts                   3,495,264         2,748,641            (813,232)       1,473,393          (1,949,907)       (5,436,042)          1,562,816       (2,391,356)          1,354,131           966,533           1,079,955          292,111           1,399,390       (10,468,662)
 Units Surrendered                                       (2,749,362)       (1,783,747)           (393,998)         (88,631)         (2,848,807)       (3,529,203)         (1,431,577)      (1,435,264)           (360,272)          (71,863)           (956,541)        (777,354)         (6,401,638)       (7,267,609)
 Units Transferred Due to Consolidation                                     2,260,422                              486,624                             1,629,285                              844,701                               219,646                              913,356                             2,268,960
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     19,867,222        16,394,387           1,856,710        2,101,991          15,841,018        19,851,420          12,065,446       11,076,317           3,243,117         1,240,744           7,016,075        5,640,550          43,078,181        46,270,883
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - DeAm Small-Cap                    AST - Federated                    AST - Federated High                 AST - Gabelli All-Cap               AST - Gabelli Small-Cap                 AST - Goldman Sachs                  AST - Goldman Sachs
                                                        Value                                    Aggressive Growth               Yield Bond                              Value                                Value                                   Concentrated Growth                     Mid-Cap Growth
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                1,070,115                 -           7,054,451        6,499,066          47,108,149        39,130,467          14,512,425       14,934,570          40,876,983        35,483,530          60,039,938       84,116,221          18,856,270        17,045,776
 Units Purchased                                          1,139,331           101,217           5,770,275          570,705          10,611,161         2,065,442           2,172,624          982,082          11,157,879         2,581,866           2,193,774        1,319,237           6,649,251         1,828,684
 Units Transferred Between Sub-accounts                   2,291,309           665,658           7,239,886         (183,185)         12,210,245         3,197,142           2,738,631       (2,060,226)          4,182,079          (500,593)         (4,989,646)     (20,718,829)          8,348,105           955,556
 Units Surrendered                                         (365,094)          (63,125)         (2,367,899)        (762,257)         (8,651,288)       (5,135,595)         (2,394,390)      (1,738,390)         (6,651,648)       (4,206,621)         (7,375,954)      (9,067,476)         (3,389,027)       (2,297,162)
 Units Transferred Due to Consolidation                                       366,365                              930,121                             7,850,694                            2,394,390                             7,518,801                            4,390,785                             1,323,415
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      4,135,661         1,070,115          17,696,713        7,054,451          61,278,267        47,108,149          17,029,290       14,512,425          49,565,293        40,876,983          49,868,112       60,039,938          30,464,599        18,856,270
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Goldman Sachs             AST - Invesco                        AST - Kinetics                               AST - Lord Abbett              AST - Marsico                               AST - MFS Global                      AST - MFS Growth
                                                            Small-Cap Value                       Capital Income                  Internet                                   Bond Debenture                        Capital Growth                  Equity
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Jan. 1 thru          Year Ended       Year Ended          Year Ended        Year Ended         Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003    May 3, 2002**       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               22,931,650        26,220,860          41,317,234       48,595,962                    -          389,350          16,189,211        5,506,982           96,160,163       85,895,802           7,511,785        5,806,567          90,640,344       117,716,242
 Units Purchased                                            761,539         1,226,525           2,026,825        1,174,607                    -           12,648           6,730,154        1,618,915           30,300,249        5,168,915           1,402,123          756,448           6,703,166         2,867,287
 Units Transferred Between Sub-accounts                  (2,958,317)       (3,784,317)         (3,256,825)      (6,438,998)                   -         (390,629)          9,396,277        5,479,174           15,152,584        2,061,974           2,384,124          409,846          (2,717,213)      (19,830,845)
 Units Surrendered                                       (2,734,407)       (3,696,376)         (5,455,550)      (5,770,255)                   -          (11,369)         (3,151,188)        (994,802)         (17,235,027)     (10,471,108)         (1,294,875)        (974,567)        (12,575,318)      (14,919,298)
 Units Transferred Due to Consolidation                                     2,964,958                            3,755,919                    -                0                            4,578,943                            13,504,579                            1,513,490                             4,806,959
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     18,000,465        22,931,650          34,631,684       41,317,234                    -                0          29,164,454       16,189,211          124,377,969       96,160,163          10,003,157        7,511,785          82,050,979        90,640,344
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - MFS Growth                    AST - Money Market                 AST - Neuberger & Berman             AST - Neuberger & Berman                AST - PBHG Small-Cap                 AST - PIMCO Limited                    AST - PIMCO Total
                                                     with Income                                                                        Mid-Cap Growth                       Mid-Cap Value                    Growth                            Maturity Bond                         Return Bond
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               12,733,020        11,896,688         214,020,495      184,612,059          22,949,001        25,717,164          45,014,353       47,298,313          20,229,481        23,048,821          76,971,617       42,410,807         141,069,615        99,028,465
 Units Purchased                                          1,804,186         1,071,403         136,328,764       46,951,396           3,271,580         1,285,248           8,847,039        2,158,587           2,429,464         1,096,820          17,039,969        4,380,332          34,994,515         8,419,937
 Units Transferred Between Sub-accounts                     168,848          (634,609)       (110,791,755)      34,157,882             694,166        (4,380,523)          2,942,843       (5,468,234)            338,847        (5,380,891)         (2,098,762)      23,455,465         (11,712,286)       25,015,806
 Units Surrendered                                       (1,806,771)       (1,341,224)        (96,891,235)     (94,686,892)         (3,528,181)       (2,930,874)         (7,144,667)      (6,139,025)         (3,216,222)       (2,685,057)        (16,947,125)      (8,317,134)        (25,978,902)      (16,264,476)
 Units Transferred Due to Consolidation                                     1,740,762                           42,986,050                             3,257,984                            7,164,711                             4,149,788                           15,042,147                            24,869,882
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     12,899,283        12,733,020         142,666,269      214,020,495          23,386,566        22,949,001          49,659,568       45,014,353          19,781,570        20,229,481          74,965,699       76,971,617         138,372,942       141,069,615
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        AST - Sanford Bernstein               AST - Sanford Bernstein                AST - Scudder Japan              AST - Strong                              AST - T. Rowe Price                  AST - T. Rowe Price                   AST - T. Rowe Price
                                                      Core Value                                 Managed Index 500                                                        International Equity                    Asset Allocation               Global Bond                                Natural Resources
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Jan. 1 thru          Year Ended       Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     May 3, 2002**       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               22,845,449         4,207,869          45,680,242       48,018,721                   -           596,230          18,007,797       17,388,860          16,819,288        17,579,107          17,341,771        9,668,062           6,946,347         6,565,088
 Units Purchased                                         11,998,520         2,065,180           5,277,450        2,219,994                   -            53,169           7,191,310          954,095           2,546,071           508,745           4,212,803          707,353             745,114           300,204
 Units Transferred Between Sub-accounts                 (13,107,146)       13,759,933             152,007       (3,435,890)                  -          (642,473)         (5,786,991)      (1,725,573)          2,828,308          (347,933)         (1,183,331)       6,539,938           1,480,876            84,190
 Units Surrendered                                       (4,721,465)       (1,239,212)         (6,207,352)      (6,249,799)                  -            (6,927)         (3,450,025)      (2,279,478)         (2,700,941)       (2,151,487)         (2,896,525)      (1,731,875)           (957,404)         (923,684)
 Units Transferred Due to Consolidation                                     4,051,678                            5,127,218                   -                 0                            3,669,893                             1,230,856                            2,158,293                               920,549
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     17,015,358        22,845,449          44,902,347       45,680,242                   -                (0)         15,962,091       18,007,797          19,492,726        16,819,288          17,474,718       17,341,771           8,214,933         6,946,347
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - William Blair              Davis Value                         Evergreen - VA                        Evergreen - VA                       Evergreen - VA                       Evergreen - VA                        Evergreen - VA
                                                          International Growth                                                   Blue Chip                                   Capital Growth                Equity Index                          Foundation                               Fund
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended         Jan. 1 thru       Year Ended          Jan. 1 thru       Year Ended         Jan. 1 thru       Year Ended          Year Ended        Year Ended         *Dec. 5 thru      Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 5, 2003**    Dec. 31, 2002       Dec. 5, 2003**   Dec. 31, 2002      Dec. 23, 2003**    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
 Units Outstanding Beginning of the Period               31,110,564        40,507,419             660,802          617,727             463,307           526,302             707,212          788,396             539,595           526,290             949,349        1,019,799                   -                -
 Units Purchased                                          6,669,546           229,303              42,705           81,060               8,895            35,884              44,141           97,952              25,340            78,905              17,189           65,956                 524                -
 Units Transferred Between Sub-accounts                  12,880,761        (6,933,261)            101,505           61,367            (416,906)          (48,867)           (670,067)         (34,634)           (519,310)           13,002             (18,204)         (41,433)            286,602                -
 Units Surrendered                                       (4,578,983)       (3,746,980)            (67,920)         (99,353)            (55,296)          (50,012)            (81,286)        (144,502)            (45,625)          (78,602)            (61,559)         (94,972)             (1,865)               -
 Units Transferred Due to Consolidation                                     1,054,083                                    -                                     -                                    -                                     -                                    -                                    -
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
 Units Outstanding End of the Period                     46,081,888        31,110,564             737,092          660,802                  (0)          463,307                   0          707,212                  (0)          539,595             886,775          949,349             285,261                -
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ==================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ==================================

---------------------------------------------------------------------------------------------------------------------------   ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------   ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             Evergreen - VA                       Evergreen - VA                Evergreen - VA                                Evergreen - VA                      Evergreen - VA                        Evergreen - VA                       Evergreen - VA
                                                             Global Leaders                       Growth & Income                     International Equity                  Omega                                 Special Equity                        Special Values                      Strategic Income
                                                   -----------------------------------   ----------------------------------   --------------------------------------  --------------------------------  -----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   --------------------------------------  ---------------------------------------------------------------------   -----------------------------------  -----------------------------------
                                                     Jan. 1 thru       Year Ended          *Dec. 5 thru      Year Ended           Year Ended         Year Ended          Year Ended       Year Ended       Year Ended        Year Ended          Year Ended       Year Ended          Year Ended        Year Ended
                                                    Dec. 5, 2003**    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002    Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   --------------------------------------  ---------------------------------------------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   --------------------------------------  --------------------------------  -----------------------------------   -----------------------------------  -----------------------------------
 Units Outstanding Beginning of the Period                1,785,421         1,520,376                   -                -                45,975             45,358           2,670,586     2,585,848           2,553,384        2,540,062             318,168           258,972             500,680          341,316
 Units Purchased                                            275,865           134,785               2,935                -                18,314              6,089             495,501       207,266             887,302          177,277              26,470            69,939              67,432           52,158
 Units Transferred Between Sub-accounts                  (1,823,588)           (2,816)            573,851                -             1,674,765             (4,120)          1,105,153       181,712           2,201,286         (175,619)              2,861            62,259              31,070          151,544
 Units Surrendered                                         (237,698)         (192,421)             (1,926)               -                (9,056)            (1,353)           (402,876)     (381,237)           (591,613)        (322,709)            (35,127)          (73,002)            (78,362)         (44,337)
 Units Transferred Due to Consolidation                                       325,497                                    -                                        -                            76,998                              334,372                                     -                                    -
                                                   -----------------------------------   ----------------------------------   --------------------------------------  --------------------------------  -----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   --------------------------------------  --------------------------------  -----------------------------------   -----------------------------------  -----------------------------------
 Units Outstanding End of the Period                             (0)        1,785,421             574,860                -             1,729,998             45,975           3,868,364     2,670,586           5,050,359        2,553,384             312,372           318,168             520,820          500,680
                                                   ===================================   ==================================   ======================================  ================================  ===================================   ===================================  ===================================
                                                   ===================================   ==================================   ======================================  ================================  ===================================   ===================================  ===================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    First Trust -                         First Trust -                        First Trust -                         First Trust -                        First Trust -                         First Trust -                        First Trust -
                                                           10 Uncommon Values                 Energy                                  Financial Services                    Global Target 15                      NASDAQ Target 15                      Pharmaceutical               S&P Target 24
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended     ^Nov. 18 thru         Year Ended      ^Nov. 18 thru         Year Ended     ^Nov. 18 thru         Year Ended      ^Nov. 18 thru         Year Ended     ^Nov. 18 thru         Year Ended      ^Nov. 18 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                2,222,766         2,255,266             228,757                -             382,046                 -             293,636                -             621,380                 -             412,689                -             802,267                 -
 Units Purchased                                             77,361            89,203              23,324            5,852              38,687            13,539              30,574            7,748              28,610             8,775              46,008           15,225              76,592            11,245
 Units Transferred Between Sub-accounts                     143,241          (489,346)             (8,543)          (6,425)             10,078            (1,755)               (657)            (272)            (15,891)           29,928              11,658              741              (4,955)            5,934
 Units Surrendered                                         (196,138)         (131,628)            (34,924)          (4,932)            (57,261)           (6,453)            (37,462)          (6,753)            (64,450)           (4,705)            (58,578)          (7,763)           (116,793)          (12,118)
 Units Transferred Due to Consolidation                                       499,271                              234,262                               376,715                              292,913                               587,382                              404,486                               797,205
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      2,247,231         2,222,766             208,614          228,757             373,550           382,046             286,091          293,636             569,649           621,380             411,777          412,689             757,111           802,267
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    First Trust -                         First Trust -                        First Trust -                         First Trust -                         Galaxy - VIP                         Galaxy - VIP                          Galaxy - VIP
                                                           Target Managed VIP              Technology                                  The Dow DART 10                    Value Line Target 25                    Asset Allocation                    Growth with Income              Money Market
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended      ^Nov. 18 thru        Year Ended      ^Nov. 18 thru         Year Ended      ^Nov. 18 thru        Year Ended      ^Nov. 18 thru        Jan. 1 thru      ^Nov. 18 thru        Jan. 1 thru     ^Nov. 18 thru        Jan. 1 thru      ^Nov. 18 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Oct. 4, 2003**    Dec. 31, 2002      Oct. 11, 2003**   Dec. 31, 2002       Oct. 4, 2003**    Dec. 31, 2002
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                1,908,301                 -             450,643                -             624,380                 -           1,300,318                -           2,322,229                 -             656,671                -             754,142                 -
 Units Purchased                                            617,253           196,049              18,290            8,376              54,726            17,889             153,494           75,126               1,173               520                 566               23              57,329            67,282
 Units Transferred Between Sub-accounts                     113,460            52,181              15,258            4,273             (82,027)           32,659             189,080           32,649          (2,144,874)          (23,339)           (601,848)           2,966            (383,980)           77,714
 Units Surrendered                                         (464,367)          (18,076)            (48,824)          (1,840)            (69,723)          (19,094)           (101,466)          (4,423)           (178,528)          (77,281)            (55,389)         (17,408)           (427,491)         (220,300)
 Units Transferred Due to Consolidation                                     1,678,148                              439,833                               592,926                            1,196,967                             2,422,329                              671,089                               829,446
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      2,174,647         1,908,301             435,367          450,643             527,356           624,380           1,541,426        1,300,318                  (0)        2,322,229                  (0)         656,671                  (0)          754,142
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                     Galaxy - VIP                          Galaxy - VIP                                Gartmore - GVIT                        INVESCO - VIF                        INVESCO - VIF                         INVESCO - VIF                        INVESCO - VIF
                                                           Quality Plus Bond                   Small Company Growth                   Developing Markets                Dynamics                                 Financial Services                     Health Sciences                Technology
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                     Jan. 1 thru      ^Nov. 18 thru        Jan. 1 thru     ^Nov. 18 thru         Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended
                                                    Oct. 4, 2003**    Dec. 31, 2002      Oct. 11, 2003**   Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                  613,722                 -             287,035                -          12,059,215        14,095,135          10,277,990       13,391,660           8,207,393        11,612,048          12,424,845       17,419,141          19,761,036        26,652,622
 Units Purchased                                              2,110                19                 439               12             875,208           407,740           1,350,638          716,503             531,466           328,618             898,580          543,010             947,531           558,008
 Units Transferred Between Sub-accounts                    (573,447)            6,443            (269,133)               -           4,856,447        (2,034,522)             26,081       (4,009,192)           (432,320)       (3,285,037)           (825,587)      (4,915,845)           (320,189)       (6,353,434)
 Units Surrendered                                          (42,385)          (24,935)            (18,341)          (6,085)         (1,784,192)       (1,549,942)         (1,841,475)      (1,715,018)           (859,950)       (1,125,985)         (1,425,447)      (1,616,914)         (2,149,247)       (2,023,734)
 Units Transferred Due to Consolidation                                       632,195                              293,108                             1,140,803                            1,894,037                               677,750                              995,453                               927,575
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                             (0)          613,722                   0          287,035          16,006,678        12,059,215           9,813,234       10,277,990           7,446,589         8,207,393          11,072,391       12,424,845          18,239,131        19,761,036
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------
                                                             INVESCO - VIF                  Liberty -                                 Liberty - Columbia                   Liberty - Columbia               Liberty -                                 Liberty - Federal                 Liberty -
                                                           Telecommunications                   Asset Allocation VS            High Yield VS                              Real Estate Equity VS             Equity VS                           Securities VS                                  Money Market VS
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
                                                      Year Ended       Year Ended          *Oct 4, thru      Year Ended          Year Ended      ^Nov. 18 thru         Year Ended     ^Nov. 18 thru         Year Ended      ^Nov. 18 thru       *Oct 4, thru       Year Ended          *Oct 4, thru        Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003      Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
 Units Outstanding Beginning of the Period                9,858,062        13,553,158                   -                -             112,694                 -              57,215                -           1,675,255                 -                   -                -                     -                  -
 Units Purchased                                            803,739           411,066               5,041                -               9,636                 4               1,234              (79)              5,678               708               8,417                -               103,948                  -
 Units Transferred Between Sub-accounts                    (863,484)       (3,353,700)          2,887,372                -              23,951               123               7,974           (3,493)            168,057           (14,986)            991,000                -             1,261,555                  -
 Units Surrendered                                       (1,276,925)       (1,270,427)           (685,367)               -             (41,580)           (1,529)            (23,593)          (1,893)           (408,809)          (47,934)           (217,927)               -              (774,457)                 -
 Units Transferred Due to Consolidation                                       517,965                                    -                               114,096                               62,680                             1,737,467                                    -                                        -
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
 Units Outstanding End of the Period                      8,521,392         9,858,062           2,207,046                -             104,701           112,694              42,830           57,215           1,440,181         1,675,255             781,490                -               591,046                  -
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ======================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ======================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
--------------------------------------------------------------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                            Liberty - Small                        ProFunds - VP               ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP
                                                           Company Growth VS                 Asia 30                               Banks                                    Basic Materials                    Bear                                     Biotechnology                     Bull
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                     *Oct 4, thru      Year Ended           Year Ended      *May 1 thru          Year Ended       *May 1 thru         Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       *May 1 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                        -                 -           2,391,617                -             673,432                 -             454,639                -           5,916,783         3,059,897           2,705,640        5,093,235           7,699,930                 -
 Units Purchased                                                660                 -             327,564            8,495             127,336             5,938             126,675            8,325             747,685           164,084             192,625          122,262             720,902            56,258
 Units Transferred Between Sub-accounts                     220,643                 -           1,458,455        2,279,613            (166,056)          535,426           4,227,474          456,986             949,113         1,047,717            (536,749)      (2,554,713)          6,418,016         5,379,551
 Units Surrendered                                          (69,732)                -            (332,585)         (41,415)           (117,326)         (185,318)           (203,069)         (52,606)         (1,831,046)         (499,546)           (432,089)        (282,891)         (1,117,967)         (222,906)
 Units Transferred Due to Consolidation                                             -                              144,924                               317,386                               41,933                             2,144,631                              327,748                             2,487,026
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                        151,571                 -           3,845,051        2,391,617             517,386           673,432           4,605,719          454,639           5,782,535         5,916,783           1,929,427        2,705,640          13,720,881         7,699,930
                                                   ===================================   ==================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------   ----------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------   ----------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP
                                                           Consumer Cyclical                   Consumer Non-Cyclical               Energy                              Europe 30                            Financial                             Healthcare                           Industrial
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       *May 1 thru          Year Ended      *May 1 thru          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       *May 1 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                  473,010                 -             596,903                -           2,508,817         2,299,149           2,901,626        5,711,763           1,404,659         2,154,106           1,863,359        3,489,097             142,806                 -
 Units Purchased                                             72,770             7,010              74,612           19,596             284,963            99,748             370,938          154,363             277,856           134,094             464,834          174,551              46,888             4,973
 Units Transferred Between Sub-accounts                     (44,282)          428,447            (333,310)         458,700           2,099,201           (96,178)         10,530,578       (3,497,167)            316,176        (1,265,119)            674,247       (2,237,472)          1,046,275           155,941
 Units Surrendered                                          (98,453)          (20,451)            (93,480)         (97,576)           (252,765)         (285,616)           (951,013)        (385,514)           (292,126)         (382,761)           (360,898)        (384,424)            (75,655)          (42,111)
 Units Transferred Due to Consolidation                                        58,003                              216,183                               491,713                              918,181                               764,340                              821,607                                24,002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                        403,045           473,010             244,725          596,903           4,640,216         2,508,817          12,852,129        2,901,626           1,706,565         1,404,659           2,641,542        1,863,359           1,160,314           142,806
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP
                                                       Internet                               Japan                                     Mid-Cap Growth                        Mid-Cap Value                    OTC                                      Pharmacueticals                      Precious Metals
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       *May 1 thru          Year Ended      *May 1 thru          Year Ended       *May 1 thru          Year Ended      *May 1 thru          Year Ended       Year Ended           Year Ended      *May 1 thru          Year Ended       *May 1 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                3,365,832                 -             423,667                -           1,951,944                 -           1,623,274                -          20,541,100        11,681,189             398,047                -           5,720,667                 -
 Units Purchased                                            137,510            14,849             222,985           15,070             319,566            49,807             480,262           52,071           1,791,482           480,802             213,227           25,361             854,187            35,648
 Units Transferred Between Sub-accounts                  (2,320,546)        3,051,118           2,440,331          350,179           2,941,652         1,231,299           2,953,630        1,267,453           6,278,684         7,897,345             868,020          171,012            (376,776)        5,316,554
 Units Surrendered                                         (196,375)          (77,812)           (346,891)         (26,652)           (523,736)          (69,131)           (315,172)        (119,279)         (3,453,226)       (2,282,455)           (163,281)         (82,428)           (555,406)         (277,242)
 Units Transferred Due to Consolidation                                       377,677                               85,071                               739,968                              423,029                             2,764,218                              284,103                               645,708
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                        986,421         3,365,832           2,740,092          423,667           4,689,426         1,951,944           4,741,994        1,623,274          25,158,040        20,541,100           1,316,013          398,047           5,642,672         5,720,667
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ProFunds - VP                         ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP                        ProFunds - VP
                                                     Real Estate                             Rising Rates Opportunity                   Semiconductor                  Short OTC                                  Small-Cap Growth                     Small-Cap Value                 Technology
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended      *May 1 thru          Year Ended       *May 1 thru          Year Ended      *May 1 thru          Year Ended       *May 1 thru         Year Ended       *May 1 thru          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                1,996,929         3,592,834             889,614                -              736,544                -           1,273,948                -            3,107,525                -           4,098,250                -           3,619,421         2,524,295
 Units Purchased                                            332,017           118,320           1,313,101          111,667              139,731           19,347             397,584           14,825              501,694           36,637             417,718           60,496             193,752            60,024
 Units Transferred Between Sub-accounts                     569,791        (1,628,539)          3,848,652          453,334            1,297,058          648,995           3,871,919          793,484           11,832,066        2,613,211          11,086,792        3,537,124             428,325         1,036,559
 Units Surrendered                                         (334,317)         (433,899)           (735,686)         (67,734)            (258,212)         (60,473)         (1,090,222)        (132,379)            (840,975)        (102,103)           (625,235)        (136,895)           (446,582)         (236,199)
 Units Transferred Due to Consolidation                                       348,213                              392,347                               128,675                              598,018                               559,779                              637,524                               234,742
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      2,564,420         1,996,929           5,315,681          889,614            1,915,121          736,544           4,453,229        1,273,948           14,600,310        3,107,525          14,977,525        4,098,250           3,794,916         3,619,421
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP
                                                           Telecommunications                  U.S. Government Plus              Ultra Bull                          Ultra Mid-Cap                          Ultra OTC                                  Ultra Small-Cap                 Utilities
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended          Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                3,677,413           583,065          10,741,332                -           7,378,804         7,628,819           3,049,594                -          73,515,333        50,124,696           6,340,353       10,010,482           4,113,821         1,589,344
 Units Purchased                                            230,682            66,314             798,465          115,160             332,812           304,545             465,216           33,023           3,794,359         3,195,673             341,182          168,665             332,122            86,722
 Units Transferred Between Sub-accounts                  (2,199,648)        2,561,793          (6,990,590)      10,878,854             963,133        (1,277,080)            766,041        2,733,495           5,170,270        21,930,695           2,780,469       (4,210,690)         (1,155,496)        2,659,566
 Units Surrendered                                         (345,302)         (233,751)         (1,206,949)        (728,666)           (908,294)         (969,301)           (447,770)        (165,897)         (5,082,089)       (4,522,798)         (1,033,723)        (514,974)           (452,460)         (483,912)
 Units Transferred Due to Consolidation                                       699,992                              475,984                             1,691,821                              448,973                             2,787,067                              886,870                               262,101
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      1,363,145         3,677,413           3,342,258       10,741,332           7,766,455         7,378,804           3,833,081        3,049,594          77,397,873        73,515,333           8,428,281        6,340,353           2,837,987         4,113,821
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        Prudential - SP Jennison           Rydex - Nova                         Rydex - OTC                           Rydex - Ursa                         WFVT - Asset                              WFVT - Equity Income                  WFVT - Equity Value
                                                          International Growth                                                                                                                              Allocation
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                  696,634           273,843           2,805,743        3,990,618          11,071,951        15,866,046             239,938          351,487           8,339,619        10,328,629           1,600,734        1,019,937           3,053,622         3,705,869
 Units Purchased                                            212,375            96,697               8,109            8,779              45,467            47,586                 453              445             188,818           184,388             525,501          183,158              90,458            83,029
 Units Transferred Between Sub-accounts                   1,932,308           200,308            (529,544)      (1,078,990)         (1,478,554)       (4,036,240)            (34,003)         (85,720)           (388,251)       (1,040,222)            495,219          468,797            (134,751)         (561,339)
 Units Surrendered                                         (135,883)          (31,057)           (233,181)        (328,260)           (902,100)       (1,211,475)            (19,969)         (31,532)           (895,069)       (1,133,176)           (293,753)        (219,390)           (365,232)         (349,910)
 Units Transferred Due to Consolidation                                       156,843                              213,596                               406,034                                5,259                                     -                              148,232                               175,973
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      2,705,434           696,634           2,051,127        2,805,743           8,736,764        11,071,951             186,419          239,938           7,245,117         8,339,619           2,327,701        1,600,734           2,644,097         3,053,622
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    WFVT - Growth                              WFVT - International                  WFVT - Large Company                  WFVT - Money Market                    WFVT - Small-Cap              WFVT - Total
                                                                                              Equity                               Growth                                                                     Growth                             Return Bond
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended          Year Ended        Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
 Units Outstanding Beginning of the Period                2,940,057         3,783,815             261,088          205,255           1,745,833         1,900,437           5,391,441        5,952,104             777,846           900,655           2,451,576        2,978,591
 Units Purchased                                             18,836            19,785              40,390           46,499             200,210           137,150           1,154,939          586,570              50,349            48,455              81,755           39,539
 Units Transferred Between Sub-accounts                    (225,426)         (502,291)             44,101           36,348             133,811           (37,084)          1,379,958        3,241,835             (18,364)          (87,820)           (186,033)        (202,263)
 Units Surrendered                                         (359,699)         (361,252)            (36,236)         (27,014)           (201,086)         (254,671)         (4,247,956)      (4,389,067)            (74,815)          (83,444)           (320,070)        (364,291)
 Units Transferred Due to Consolidation                                             -                                    -                                     -                                    -                                     -                                    -
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
 Units Outstanding End of the Period                      2,373,768         2,940,057             309,343          261,088           1,878,768         1,745,833           3,678,382        5,391,441             735,016           777,846           2,027,228        2,451,576
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2003

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

10.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2003:

                                             -----------------------------------------
                                             -----------------------------------------
                                                   Purchases              Sales
                                             -----------------------------------------
                                             -----------------------------------------
AST - Alger All-Cap Growth                           $ 160,702,606      $ 188,833,490
AST - Alliance Growth                                   91,107,675        144,207,953
AST - Alliance Growth & Income                         650,117,093        348,297,443
AST - Alliance/Bernstein Growth + Value                 52,868,362         31,608,084
AST - American Century Income and Growth               100,759,509        114,969,299
AST - American Century International Growth I          430,486,918        499,465,526
AST - American Century Strategic Balanced               87,538,387         61,529,874
AST - Cohen & Steers Real Estate                       154,142,897        101,021,361
AST - DeAm Bond                                         36,596,388         38,133,000
AST - DeAm Global Allocation                            18,857,438         81,152,913
AST - DeAm International Equity                        136,736,007        128,678,603
AST - DeAm Large-Cap Growth                             29,149,154          9,380,714
AST - DeAm Large-Cap Value                              31,076,975         16,646,138
AST - DeAm Small-Cap Growth                            179,219,671        199,327,513
AST - DeAm Small-Cap Value                              69,563,320         38,841,166
AST - Federated Aggressive Growth                      232,313,393        136,490,053
AST - Federated High Yield Bond                        983,969,783        792,992,215
AST - Gabelli All-Cap Value                            183,738,676        153,389,676
AST - Gabelli Small-Cap Value                          327,748,626        231,023,761
AST - Goldman Sachs Concentrated Growth                203,041,990        440,637,842
AST - Goldman Sachs Mid-Cap Growth                      92,614,532         20,237,480
AST - Goldman Sachs Small-Cap Value                     31,148,786        103,474,136
AST - Invesco Capital Income                           131,597,357        246,646,363
AST - Lord Abbett Bond Debenture                       320,779,283        166,765,245
AST - Marsico Capital Growth                           646,078,961        373,197,804
AST - MFS Global Equity                                 54,975,549         31,654,509
AST - MFS Growth                                       116,444,577        160,279,894
AST - MFS Growth with Income                            30,403,435         25,829,573
AST - Money Market                                   5,850,322,430      6,826,352,487
AST - Neuberger & Berman Mid-Cap Growth                232,022,923        241,943,130
AST - Neuberger & Berman Mid-Cap Value                 206,770,559        196,927,305
AST - PBHG Small-Cap Growth                            335,442,288        352,710,812
AST - PIMCO Limited Maturity Bond                      665,515,678        716,939,480
AST - PIMCO Total Return Bond                          933,557,622      1,021,915,195
AST - Sanford Bernstein Core Value                     185,833,199        241,382,943
AST - Sanford Bernstein Managed Index 500              400,878,991        405,989,116
AST - Strong International Equity                      283,882,540        356,761,967
AST - T. Rowe Price Asset Allocation                    80,167,868         47,707,049
AST - T. Rowe Price Global Bond                        184,597,836        182,099,159
AST - T. Rowe Price Natural Resources                   71,452,138         53,712,593
AST - William Blair International Growth               354,971,110        164,635,046
Davis - Value                                            1,308,362            600,964
Evergreen - VA Blue Chip 1                                 271,195          3,332,396
Evergreen - VA Capital Growth 2                            663,141          6,898,304
Evergreen - VA Equity Index 3                              297,648          4,433,215
Evergreen - VA Foundation                                  397,603            834,020
Evergreen - VA Fund                                      2,912,097             62,317
Evergreen - VA Global Leaders 4                         20,559,073         35,451,438
Evergreen - VA Growth & Income Fund                      5,878,513            101,257
Evergreen - VA International Equity                     17,724,422            124,614
Evergreen - VA Omega                                    13,717,256          4,213,439
Evergreen - VA Special Equity                           83,018,033         58,788,261
Evergreen - VA Special Values                              707,249            773,626
Evergreen - VA Strategic Income                          2,025,724          1,272,310
First Trust - 10 Uncommon Values                         2,959,854          2,573,410
First Trust - Energy                                     $ 568,689          $ 805,296
First Trust - Financial Services                           849,425            923,017
First Trust - Global Target 15                             515,823            585,187
First Trust - NASDAQ Target 15                             376,708            813,531
First Trust - Pharmaceutical                               838,420            809,831
First Trust - S&P Target 24                                885,588          1,156,175
First Trust - Target Managed VIP                         7,638,177          4,143,474
First Trust - Technology                                   220,872            298,785
First Trust - The Dow DART 10                              627,482          1,283,463
First Trust - Value Line Target 25                         944,813            349,152
Galaxy - VIP Asset Allocation 5                            216,391         34,459,586
Galaxy - VIP Growth and Income 6                            48,461          5,125,008
Galaxy - VIP Money Market 7                              2,178,813         11,943,195
Galaxy - VIP Quality Plus Bond 8                         1,275,561         11,331,966
Galaxy - VIP Small Company Growth 9                          6,743          2,368,220
Gartmore - GVIT Developing Markets 10                  233,513,050        194,702,815
INVESCO - VIF Dynamics                                 362,824,758        361,603,619
INVESCO - VIF Financial Services                        40,435,944         50,011,770
INVESCO - VIF Health Sciences                           45,576,115         60,171,788
INVESCO - VIF Technology                                83,372,316         89,602,837
INVESCO - VIF Telecommunications                        48,762,060         51,592,550
Liberty - Asset Allocation VS                           30,156,741          9,117,751
Liberty - Columbia High Yield VS                           600,445            627,059
Liberty - Columbia Real Estate Equity VS                   448,457            534,674
Liberty - Equity VS                                      4,423,308          8,681,670
Liberty - Federal Securities VS                         10,920,627          3,191,417
Liberty - Money Market VS                               11,228,264          5,332,845
Liberty - Small Company Growth VS                        2,270,586            969,476
ProFunds - VP Asia 30                                  213,676,322        191,508,090
ProFunds - VP Banks                                     83,595,146         84,370,069
ProFunds - VP Basic Materials                          160,023,242        116,875,778
ProFunds - VP Bear                                   1,432,461,877      1,426,947,059
ProFunds - VP Biotechnology                            170,495,309        176,875,251
ProFunds - VP Bull                                     954,275,766        887,246,198
ProFunds - VP Consumer Cyclical                         84,448,572         85,254,315
ProFunds - VP Consumer Non-Cyclical                     68,520,404         71,469,978
ProFunds - VP Energy                                   165,267,201        143,669,231
ProFunds - VP Europe 30                                252,980,431        181,417,490
ProFunds - VP Financial                                113,437,579        110,171,747
ProFunds - VP Healthcare                               176,947,955        168,189,984
ProFunds - VP Industrial                                69,879,456         60,496,176
ProFunds - VP Internet                                 141,366,868        164,480,747
ProFunds - VP Japan                                    196,758,166        175,522,445
ProFunds - VP Mid-Cap Growth                           239,145,080        214,940,979
ProFunds - VP Mid-Cap Value                            306,509,352        276,047,600
ProFunds - VP OTC                                      825,399,508        786,092,042
ProFunds - VP Pharmaceuticals                          126,734,647        116,137,751
ProFunds - VP Precious Metals                          289,764,961        280,821,179
ProFunds - VP Real Estate                              214,308,384        205,620,338
ProFunds - VP Rising Rates Opportunity                 342,651,573        307,444,050
ProFunds - VP Semiconductor                            168,647,927        158,406,724
ProFunds - VP Short OTC                                760,517,759        724,112,218
ProFunds - VP Small-Cap Growth                         604,820,421        492,439,355
ProFunds - VP Small-Cap Value                          506,493,950        400,002,896
ProFunds - VP Technology                               139,176,475        134,739,391
ProFunds - VP Telecommunications                      $ 86,978,995       $ 95,402,444
ProFunds - VP U.S. Government Plus                     431,298,445        508,218,600
ProFunds - VP Ultra Bull                               307,695,616        300,711,029
ProFunds - VP Ultra Mid-Cap                            224,549,891        213,227,485
ProFunds - VP Ultra OTC                                244,952,278        221,547,577
ProFunds - VP Ultra Small-Cap                          439,592,497        417,616,631
ProFunds - VP Utilities                                215,387,478        221,427,508
Prudential - SP Jennison International Growth           78,094,310         63,067,628
Rydex - Nova                                               102,439          3,597,828
Rydex - OTC                                                179,638         11,785,842
Rydex - Ursa                                                45,998            774,498
WFVT - Asset Allocation                                  5,028,447         24,737,311
WFVT - Equity Income                                    18,600,736         10,590,236
WFVT - Equity Value                                      4,655,118          7,334,191
WFVT - Growth                                              153,545          9,014,473
WFVT - International Equity                                746,750            335,312
WFVT - Large Company Growth                              3,143,183          1,949,644
WFVT - Money Market                                     15,434,184         37,826,835
WFVT - Small-Cap Growth                                    668,614            873,551
WFVT - Total Return Bond                                 2,942,682          7,238,296
                                             -----------------------------------------
                                             -----------------------------------------
                                                  $ 27,301,912,512   $ 27,024,359,638
                                             =========================================
                                             =========================================

Footnotes:
1 - Funds commenced operations on May 01, 2002.
2 - Kinetics Internet merged into Gabelli All-Cap Value on May 03,2002.
3 - Scudder Japan merged into American Century International Growth I on May 03, 2002.
1 - VA Blue Chip merged into VA Fund on December 5, 2003.
2 - VA Capital Growth merged into VA Growth & Income on December 5, 2003.
3 - VA Equity Index liquidated on December 23, 2003.
4 - VA Global Leaders merged into VA International Equity on December 5, 2003.
5 - VIP Asset Allocation merged into Liberty Asset Allocation VS on April 4, 2003.
6 - VIP Growth & Income merged into Liberty Equity VS on April 11, 2003.
7 - VIP Money Market merged into Liberty Money Market VS on April 4, 2003.
8 - VIP Quality Plus Bond merged into Liberty Federal Securities VS on April 4, 2003.
9 - VIP Small Company Growth merged into Liberty Small Company Growth VS on April 4, 2003.
10 - Montgomery changed its sub-account to Gartmore as of 6/20/03.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, DECEMBER 31, 2002 AND DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------

11. FINANCIAL HIGHLIGHTS
                                           At December 31                                               For the year ended December 31
                                        ---------------------------------------------------------- ----------------------------------------------------------
                                        ---------------------------------------------------------- ----------------------------------------------------------
                                                Units            Unit               Net                     Expense             Investment        Total
                                             Outstanding         Value             Assets                      Ratio Range 14 Income Ratio* 15 Return* 16
-------------------------------------------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------------------------------------------- ----------------------------------------------------------
American Skandia Trust (AST):
Alger All-Cap Growth
2003                                         81,321,836                         $ 396,838,714                0.65 - 2.40%                -
          High Charge Level (240 bps)                             $ 12.38                                                                             32.27%
          Low Charge Level (65 bps)                                  4.83                                                                             34.64%
2002                                         90,192,770                           318,994,513                0.65 - 2.40%                -
          High Charge Level (240 bps)                                9.36                                                                             (0.77%)
          Low Charge Level (65 bps)                                  3.59                                                                            (36.21%)
2001                                        125,442,916              5.54         695,157,974                       1.25%           -                (17.84%)
Alger Growth 17
2001                                                  -                 -                   -                       1.25%              0.73%           0.16%
Alger Mid-Cap Growth 18
2001                                                  -                 -                   -                       1.25%                  -           0.19%
Alliance/Bernstein Growth + Value
2003                                          6,683,505                            63,296,213                0.65 - 2.40%             0.44%
          High Charge Level (240 bps)                               12.04                                                                             23.07%
          Low Charge Level (65 bps)                                  9.03                                                                             25.28%
2002                                          4,327,328                            31,677,741                0.65 - 2.40%             0.12%
          High Charge Level (240 bps)                                9.78                                                                             (0.26%)
          Low Charge Level (65 bps)                                  7.21                                                                            (25.49%)
2001                                          3,351,836               9.63         32,273,758                       1.25%                 -           (2.49%)
Alliance Growth
2003                                         19,857,909                           230,629,919                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               11.27                                                                             20.74%
          Low Charge Level (65 bps)                                 12.82                                                                             22.90%
2002                                         24,257,897                           234,801,093                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.34                                                                             (0.80%)
          Low Charge Level (65 bps)                                 10.43                                                                            (31.43%)
2001                                         29,478,257             14.61         430,799,551                       1.25%                 -            62.12%
Alliance Growth & Income
2003                                         90,205,111                         1,806,873,422                0.65 - 2.40%             1.11%
          High Charge Level (240 bps)                               12.70                                                                             29.25%
          Low Charge Level (65 bps)                                 25.23                                                                             31.57%
2002                                         59,063,804                         1,146,239,838                0.65 - 2.40%             0.86%
          High Charge Level (240 bps)                                9.83                                                                             (0.21%)
          Low Charge Level (65 bps)                                 19.18                                                                            (23.78%)
2001                                         63,123,316             28.18       1,778,634,952                       1.25%              0.51%         (49.11%)
American Century Income and Growth
2003                                         23,660,792                         $ 297,693,630                0.65 - 2.40%              1.25%
          High Charge Level (240 bps)                               12.43                                                                             25.69%
          Low Charge Level (65 bps)                                 13.59                                                                             27.94%
2002                                         25,314,302                           253,210,309                0.65 - 2.40%              1.01%
          High Charge Level (240 bps)                                9.89                                                                             (0.14%)
          Low Charge Level (65 bps)                                 10.62                                                                            (20.34%)
2001                                         27,386,278             12.86         352,096,097                       1.25%              0.74%          (9.79%)
American Century International Growth I
2003                                         30,284,448                           371,863,101                0.65 - 2.40%              1.79%
          High Charge Level (240 bps)                               11.82                                                                             22.01%
          Low Charge Level (65 bps)                                 13.24                                                                             24.20%
2002                                         36,674,213                           369,107,895                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.68                                                                             (0.38%)
          Low Charge Level (65 bps)                                 10.66                                                                            (20.00%)
2001                                         37,487,425             12.85         481,587,232                       1.25%               0.41%        (28.24%)
American Century International Growth II 19
2001                                                  -                 -                   -                       1.25%               0.95%        (26.27%)
American Century Strategic Balanced
2003                                         16,878,085                           226,925,680                0.65 - 2.40%               2.10%
          High Charge Level (240 bps)                               11.56                                                                             16.02%
          Low Charge Level (65 bps)                                 14.83                                                                             18.10%
2002                                         14,602,198                           171,665,189                0.65 - 2.40%              2.35%
          High Charge Level (240 bps)                                9.96                                                                             (0.05%)
          Low Charge Level (65 bps)                                 12.56                                                                            (10.33%)
2001                                         14,369,895             13.50         193,957,064                       1.25%              1.90%          (5.15%)
Cohen & Steers Real Estate
2003                                         19,867,222                           284,338,615                0.65 - 2.40%              3.24%
          High Charge Level (240 bps)                               13.84                                                                             34.14%
          Low Charge Level (65 bps)                                 15.12                                                                             36.54%
2002                                         16,394,387                           174,175,353                0.65 - 2.40%              2.69%
          High Charge Level (240 bps)                               10.32                                                                              0.39%
          Low Charge Level (65 bps)                                 11.08                                                                              1.98%
2001                                         12,268,426             10.54         129,275,923                       1.25%              3.06%           1.41%
DeAm Bond 1                                   1,856,710                          $ 20,097,266                0.65 - 2.40%              2.86%
          High Charge Level (240 bps)                               10.28                                                                              1.32%
          Low Charge Level (65 bps)                                 11.06                                                                              3.14%
2002                                          2,101,991                            22,410,527                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.15                                                                              0.18%
          Low Charge Level (65 bps)                                 10.72                                                                              4.85%
DeAm Global Allocation
2003                                          15,841,018                          260,113,420                0.65 - 2.40%              1.26%
          High Charge Level (240 bps)                               11.58                                                                             16.66%
          Low Charge Level (65 bps)                                 17.43                                                                             18.76%
2002                                          19,851,420                          279,798,663                0.65 - 2.40%              3.87%
          High Charge Level (240 bps)                                9.93                                                                             (0.09%)
          Low Charge Level (65 bps)                                 14.68                                                                            (15.98%)
2001                                         26,641,422             17.39         463,184,439                       1.25%               2.72%        (12.97%)
DeAm International Equity
2003                                         12,065,446                           139,254,627                0.65 - 2.40%              0.55%
          High Charge Level (240 bps)                               12.79                                                                             30.70%
          Low Charge Level (65 bps)                                 12.36                                                                             33.04%
2002                                         11,076,317                            97,152,235                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.78                                                                             (0.26%)
          Low Charge Level (65 bps)                                  9.29                                                                            (17.57%)
2001                                         13,627,264             10.77         146,801,965                       1.25%                  -         (33.17%)
DeAm Large-Cap Growth 1
2003                                          3,243,117                            34,108,834                0.65 - 2.40%              0.02%
          High Charge Level (240 bps)                               12.44                                                                             29.07%
          Low Charge Level (65 bps)                                 10.12                                                                             31.38%
2002                                          1,240,744                             9,549,091                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.64                                                                             (0.44%)
          Low Charge Level (65 bps)                                  7.71                                                                            (15.40%)
DeAm Large-Cap Value
2003                                          7,016,075                            70,284,651                0.65 - 2.40%              0.70%
          High Charge Level (240 bps)                               12.32                                                                             23.56%
          Low Charge Level (65 bps)                                  9.77                                                                             25.77%
2002                                          5,640,550                            43,854,980                0.65 - 2.40%              0.34%
          High Charge Level (240 bps)                                9.97                                                                             (0.03%)
          Low Charge Level (65 bps)                                  7.77                                                                            (15.85%)
2001                                          4,575,558              9.15          41,867,147                       1.25%              0.06%          (6.86%)
DeAm Small-Cap Growth
2003                                         43,078,181                         $ 390,757,155                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               13.98                                                                             44.04%
          Low Charge Level (65 bps)                                  9.27                                                                             46.62%
2002                                         46,270,883                           284,715,693                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.71                                                                             (0.35%)
          Low Charge Level (65 bps)                                  6.32                                                                            (26.94%)
2001                                         60,703,791              8.46         513,314,354                       1.25%                  -         (29.43%)
DeAm Small-Cap Value 1
2003                                          4,135,661                            46,726,995                0.65 - 2.40%               0.06%
          High Charge Level (240 bps)                               14.11                                                                             40.02%
          Low Charge Level (65 bps)                                 11.00                                                                             42.52%
2002                                          1,070,115                             8,255,419                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               10.08                                                                              0.09%
          Low Charge Level (65 bps)                                  7.72                                                                            (15.33%)
Federated Aggressive Growth
2003                                         17,696,713                           186,698,252                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               16.30                                                                             65.43%
          Low Charge Level (65 bps)                                  8.49                                                                             68.39%
2002                                          7,054,451                            38,807,731                0.65 - 2.40%                   -
          High Charge Level (240 bps)                                9.86                                                                             (0.17%)
          Low Charge Level (65 bps)                                  5.04                                                                            (29.65%)
2001                                         6,499,066               7.10          46,167,956                       1.25%                0.02%       (21.73%)
Federated High Yield Bond
2003                                        61,278,267                            860,658,494                0.65 - 2.40%                6.36%
          High Charge Level (240 bps)                               12.17                                                                             18.67%
          Low Charge Level (65 bps)                                 15.90                                                                             20.80%
2002                                        47,108,149                            571,448,702                0.65 - 2.40%               10.51%
          High Charge Level (240 bps)                               10.26                                                                              0.31%
          Low Charge Level (65 bps)                                 13.17                                                                             (0.61%)
2001                                        39,130,467              12.64         494,603,861                       1.25%               10.89%        (1.26%)
Gabelli All-Cap Value
2003                                        17,029,290                            178,003,502                0.65 - 2.40%                0.68%
          High Charge Level (240 bps)                               13.31                                                                             32.60%
          Low Charge Level (65 bps)                                 10.41                                                                             34.97%
2002                                        14,512,425                            110,954,956                0.65 - 2.40%                0.72%
          High Charge Level (240 bps)                               10.04                                                                              0.04%
          Low Charge Level (65 bps)                                  7.71                                                                            (21.23%)
2001                                        14,934,570               9.71         144,955,652                       1.25%                0.03%        (3.55%)
Gabelli Small-Cap Value
2003                                        49,565,293                          $ 763,347,794                0.65 - 2.40%                0.18%
          High Charge Level (240 bps)                               13.35                                                                             32.53%
          Low Charge Level (65 bps)                                 17.74                                                                             34.90%
2002                                        40,876,983                            493,562,701                0.65 - 2.40%                0.45%
          High Charge Level (240 bps)                               10.08                                                                              0.09%
          Low Charge Level (65 bps)                                 13.15                                                                             (9.97%)
2001                                       35,483,530               14.08         499,641,677                       1.25%                 0.48%        5.48%
Goldman Sachs Concentrated Growth
2003                                       49,868,112                           1,118,525,070                0.65 - 2.40%                 0.34%
          High Charge Level (240 bps)                               11.56                                                                             22.24%
          Low Charge Level (65 bps)                                 22.02                                                                             24.43%
2002                                       60,039,938                           1,118,623,901                0.65 - 2.40%          0.81%
          High Charge Level (240 bps)                                9.46                                                                             (0.66%)
          Low Charge Level (65 bps)                                 17.69                                                                            (30.29%)
2001                                       84,116,221                7.71       2,331,057,650                       1.25%                     -      (32.63%)
Goldman Sachs Mid-Cap Growth
2003                                       30,464,599                             158,036,066                0.65 - 2.40%                     -
          High Charge Level (240 bps)                               12.68                                                                             28.44%
          Low Charge Level (65 bps)                                  3.70                                                                             30.74%
2002                                       18,856,270                              59,604,210                0.65 - 2.40%                     -
          High Charge Level (240 bps)                                9.87                                                                             (0.16%)
          Low Charge Level (65 bps)                                  2.83                                                                            (27.93%)
2001                                       17,045,776                3.88          66,137,168                       1.25%                 0.08%      (41.01%)
Goldman Sachs Small-Cap Value
2003                                       18,000,465                             334,075,526                0.65 - 2.25%                 0.81%
          High Charge Level (225 bps)                               16.67                                                                             37.91%
          Low Charge Level (65 bps)                                 19.98                                                                             40.17%
2002                                       22,931,650                             308,288,769                0.65 - 2.40%                 0.42%
          High Charge Level (240 bps)                               10.09                                                                              0.11%
          Low Charge Level (65 bps)                                 14.25                                                                             (8.53%)
2001                                       26,220,860               15.12         396,338,558                       1.25%                     -        8.37%
Invesco Capital Income
2003                                       34,631,684                             624,660,252                0.65 - 2.40%                 2.46%
          High Charge Level (240 bps)                               11.58                                                                             17.06%
          Low Charge Level (65 bps)                                 20.31                                                                             19.16%
2002                                       41,317,234                            646,536,064                0.65 - 2.40%                 2.87%
          High Charge Level (240 bps)                                9.89                                                                             (0.13%)
          Low Charge Level (65 bps)                                 17.04                                                                            (18.02%)
2001                                       48,595,962               19.84        964,044,028                       1.25%                  2.30%       (9.87%)
Kinetics Internet 2
2002                                                -                                    $ -                0.65 - 1.65%                  0.19%
          High Charge Level (165 bps)                                                 -                                                               (0.28%)
          Low Charge Level (65 bps)                                                   -                                                               (1.00%)
2001                                            389,350              8.24          3,208,454                       1.25%                      -        2.90%
Lord Abbett Bond Debenture
2003                                         29,164,454                          345,376,922                0.65 - 2.40%                  3.32%
          High Charge Level (240 bps)                               11.85                                                                             15.90%
          Low Charge Level (65 bps)                                 12.21                                                                             17.97%
2002                                         16,189,211                          163,890,817                0.65 - 2.40%                  2.62%
          High Charge Level (240 bps)                               10.23                                                                              0.27%
          Low Charge Level (65 bps)                                 10.35                                                                             (0.25%)
2001                                          5,506,982             10.28         56,635,959                       1.25%                  0.04%        1.59%
Marsico Capital Growth
2003                                        124,377,969                        1,688,227,674                0.65 - 2.40%                      -
          High Charge Level (240 bps)                               12.23                                                                             28.58%
          Low Charge Level (65 bps)                                 15.56                                                                             30.88%
2002                                         96,160,163                        1,064,090,824                0.65 - 2.40%                      -
          High Charge Level (240 bps)                                9.51                                                                             (0.59%)
          Low Charge Level (65 bps)                                 11.89                                                                            (16.11%)
2001                                         85,895,802             13.74       1,180,585,665                       1.25%                     -      (22.81%)
MFS Global Equity
2003                                         10,003,157                           101,775,060                0.65 - 2.40%                             0.16%
          High Charge Level (240 bps)                               12.24                                                                             24.09%
          Low Charge Level (65 bps)                                 10.01                                                                             26.31%
2002                                          7,511,785                            59,353,705                0.65 - 2.40%                 0.01%
          High Charge Level (240 bps)                                9.86                                                                             (0.17%)
          Low Charge Level (65 bps)                                  7.93                                                                            (12.83%)
2001                                          5,806,567              8.94          51,931,371                       1.25%                     -      (11.23%)
MFS Growth
2003                                         82,050,979                           587,305,149                0.65 - 2.40%                     -
          High Charge Level (240 bps)                               11.35                                                                             19.95%
          Low Charge Level (65 bps)                                  7.10                                                                             22.10%
2002                                         90,640,344                           520,897,076                0.65 - 2.40%                     -
          High Charge Level (240 bps)                                9.46                                                                             (0.65%)
          Low Charge Level (65 bps)                                  5.82                                                                            (28.64%)
2001                                        117,716,242              8.02         943,892,034                       1.25%                 0.00%      (22.78%)
MFS Growth with Income
2003                                         12,899,283                         $ 108,240,110                0.65 - 2.40%                 0.37%
          High Charge Level (240 bps)                               11.53                                                                             18.79%
          Low Charge Level (65 bps)                                  8.27                                                                             20.92%
2002                                         12,733,020                            86,558,358                0.65 - 2.40%                 0.44%
          High Charge Level (240 bps)                                9.71                                                                             (0.35%)
          Low Charge Level (65 bps)                                  6.84                                                                            (22.13%)
2001                                         11,896,688              8.64         102,759,926                       1.25%                 0.13%      (16.65%)
Money Market
2003                                        142,666,269                         1,735,626,811                0.65 - 2.40%                0.64%
          High Charge Level (240 bps)                                9.80                                                                             (1.79%)
          Low Charge Level (65 bps)                                 13.80                                                                             (0.03%)
2002                                        214,020,495                         2,711,656,868                0.65 - 2.40%                1.28%
          High Charge Level (240 bps)                                9.98                                                                             (0.02%)
          Low Charge Level (65 bps)                                 13.81                                                                              0.63%
2001                                        184,612,059             13.24       2,445,129,183                       1.25%                3.59%         2.32%
Neuberger & Berman Mid-Cap Growth
2003                                         23,386,566                           350,659,691                0.65 - 2.40%                    -
          High Charge Level (240 bps)                               12.11                                                                             27.43%
          Low Charge Level (65 bps)                                 17.62                                                                             29.72%
2002                                        22,949,001                            280,546,742                0.65 - 2.40%                    -
          High Charge Level (240 bps)                                9.51                                                                             (0.60%)
          Low Charge Level (65 bps)                                 13.59                                                                            (31.66%)
2001                                        25,717,164              18.95         487,415,278                       1.25%                    -       (26.83%)
Neuberger & Berman Mid-Cap Value
2003                                        49,659,568                          1,011,755,055                0.65 - 2.40%                0.21%
          High Charge Level (240 bps)                               13.27                                                                             33.05%
          Low Charge Level (65 bps)                                 24.04                                                                             35.44%
2002                                        45,014,353                            750,296,836                0.65 - 2.40%                0.52%
          High Charge Level (240 bps)                                9.97                                                                             (0.03%)
          Low Charge Level (65 bps)                                 17.75                                                                            (11.14%)
2001                                        47,298,313              20.16         953,653,982                       1.25%                0.14%        (4.39%)
PBHG Small-Cap Growth
2003                                        19,781,570                            328,021,254                0.65 - 2.40%                    -
          High Charge Level (240 bps)                               13.43                                                                               41.76%
          Low Charge Level (65 bps)                                 19.55                                                                               44.30%
2002                                        20,229,481                            246,736,903                0.65 - 2.40%                    -
          High Charge Level (240 bps)                                9.47                                                                             (0.64%)
          Low Charge Level (65 bps)                                 13.55                                                                            (34.83%)
2001                                        23,048,821              19.84         457,181,229                       1.25%                    -        (7.78%)
PIMCO Limited Maturity Bond
2003                                        74,965,699                          $ 998,795,158                0.65 - 2.40%                2.15%
          High Charge Level (240 bps)                               10.16                                                                              0.81%
          Low Charge Level (65 bps)                                 15.42                                                                              2.61%
2002                                        76,971,617                          1,051,871,089                0.65 - 2.40%                4.35%
          High Charge Level (240 bps)                               10.08                                                                              0.09%
          Low Charge Level (65 bps)                                 15.03                                                                              5.52%
2001                                        42,410,807              13.61         577,333,950                       1.25%                4.57%         6.46%
PIMCO Total Return Bond
2003                                       138,372,942                          2,076,469,346                0.65 - 2.40%                3.64%
          High Charge Level (240 bps)                               10.45                                                                              2.79%
          Low Charge Level (65 bps)                                 18.39                                                                              4.64%
2002                                       141,069,615                          2,216,132,059                0.65 - 2.40%                3.90%
          High Charge Level (240 bps)                               10.16                                                                              0.20%
          Low Charge Level (65 bps)                                 17.58                                                                              8.51%
2001                                        99,028,465              15.46       1,530,902,033                       1.25%                 4.73%        7.34%
Sanford Bernstein Core Value
2003                                        17,015,358                            190,735,631                0.65 - 2.40%                0.72%
          High Charge Level (240 bps)                               12.62                                                                             25.23%
          Low Charge Level (65 bps)                                 11.09                                                                             27.48%
2002                                        22,845,449                            198,131,794                0.65 - 2.40%          0.18%
          High Charge Level (240 bps)                               10.07                                                                              0.09%
          Low Charge Level (65 bps)                                  8.70                                                                            (13.81%)
2001                                         4,207,869              10.04          42,266,883                       1.25%                    -          0.30%
Sanford Bernstein Managed Index 500
2003                                        44,902,347                            520,581,722                0.65 - 2.40%                1.20%
          High Charge Level (240 bps)                               12.18                                                                             24.26%
          Low Charge Level (65 bps)                                 12.36                                                                             26.49%
2002                                        45,680,242                            424,773,411                0.65 - 2.40%                1.15%
          High Charge Level (240 bps)                                9.80                                                                             (0.24%)
          Low Charge Level (65 bps)                                  9.77                                                                            (21.15%)
2001                                        48,018,721              12.03         577,437,079                       1.25%                0.22%       (11.28%)
Scudder Japan 3
2002                                                 -                                      -                0.65 - 1.65%                    -
          High Charge Level (165 bps)                                                 -                                                                4.30%
          Low Charge Level (65 bps)                                                   -                                                                2.15%
2001                                           596,230               5.09           3,035,133                       1.25%                    -        (38.31%)
Strong International Equity
2003                                        15,962,091                          $ 332,695,658                0.65 - 2.40%                0.78%
          High Charge Level (240 bps)                               12.68                                                                             27.47%
          Low Charge Level (65 bps)                                 16.49                                                                             29.75%
2002                                        18,007,797                            311,089,214                0.65 - 2.40%                0.68%
          High Charge Level (240 bps)                                9.95                                                                             (0.06%)
          Low Charge Level (65 bps)                                 12.71                                                                            (18.95%)
2001                                        17,388,860              24.28         422,244,622                       1.25%                0.19%       (23.83%)
T. Rowe Price Asset Allocation
2003                                        19,492,726                            353,143,102                0.65 - 2.40%                2.41%
          High Charge Level (240 bps)                               12.05                                                                             21.04%
          Low Charge Level (65 bps)                                 20.98                                                                             23.21%
2002                                        16,819,288                            264,454,961                0.65 - 2.40%                2.90%
          High Charge Level (240 bps)                                9.96                                                                             (0.05%)
          Low Charge Level (65 bps)                                 17.03                                                                            (10.47%)
2001                                        17,579,107              18.15         319,046,785                       1.25%                3.10%        (6.13%)
T. Rowe Price Global Bond
2003                                        17,474,718                            227,916,652                0.65 - 2.40%               3.34%
          High Charge Level (240 bps)                               11.35                                                                             10.15%
          Low Charge Level (65 bps)                                 14.28                                                                             12.13%
2002                                        17,341,771                            208,097,688                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               10.31                                                                              0.37%
          Low Charge Level (65 bps)                                 12.74                                                                             14.28%
2001                                         9,668,062              10.62         102,653,229                       1.25%                   -          1.22%
T. Rowe Price Natural Resources
2003                                         8,214,933                            168,885,192                0.65 - 2.40%               1.40%
          High Charge Level (240 bps)                               13.60                                                                             30.32%
          Low Charge Level (65 bps)                                 25.68                                                                             32.65%
2002                                         6,946,347                            121,238,963                0.65 - 2.40%               1.61%
          High Charge Level (240 bps)                               10.43                                                                              0.52%
          Low Charge Level (65 bps)                                 19.36                                                                             (6.15%)
2001                                         6,565,088              19.71         129,428,870                       1.25%                1.14%        (0.71%)
William Blair International Growth
2003                                        46,081,888                            628,233,135                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               13.28                                                                             36.72%
          Low Charge Level (65 bps)                                 14.43                                                                             39.17%
2002                                        31,110,564                            308,793,205                0.65 - 2.40%               4.13%
          High Charge Level (240 bps)                                9.71                                                                             (0.35%)
          Low Charge Level (65 bps)                                 10.37                                                                            (26.15%)
2001                                        40,507,419              13.54         548,295,456                       1.25%               6.01%        (24.62%)

Davis Funds:
Davis Value
2003                                           737,092                            $ 6,826,770                1.40 - 1.65%               0.86%
          High Charge Level (165 bps)                               12.79                                                                             27.62%
          Low Charge Level (140 bps)                                 9.24                                                                             27.94%
2002                                           660,802                              4,771,411                1.40 - 2.15%               0.70%
          High Charge Level (215 bps)                               10.02                                                                              0.02%
          Low Charge Level (140 bps)                                 7.22                                                                            (17.43%)
2001                                           617,727               8.75           5,402,164                       1.25%                   -        (12.01%)

Evergreen Funds:
VA Blue Chip 4
2003                                                 -                                      -                1.40 - 2.40%                   -
          High Charge Level (240 bps)                                                 -                                                               13.94%
          Low Charge Level (140 bps)                                                  -                                                               14.96%
2002                                          463,307                              2,633,117                1.40 - 2.40%                0.27%
          High Charge Level (240 bps)                                9.70                                                                             (0.36%)
          Low Charge Level (140 bps)                                 5.68                                                                            (23.14%)
2001                                          526,302                7.39          3,891,203                       1.25%                0.32%        (17.78%)
VA Capital Growth 5
2003                                                -                                      -                1.40 - 2.40%                2.46%
          High Charge Level (240 bps)                                                 -                                                               10.08%
          Low Charge Level (140 bps)                                                  -                                                               11.06%
2002                                         707,212                               5,728,230                1.40 - 2.40%               0.41%
          High Charge Level (240 bps)                               10.02                                                                              0.02%
          Low Charge Level (140 bps)                                 8.10                                                                            (23.60%)
2001                                         788,396                10.60          8,358,559                       1.25%               0.44%         (14.17%)
VA Equity Index 6
2003                                               -                                       -                1.40 - 2.40%               1.41%
          High Charge Level (240 bps)                                                 -                                                               22.18%
          Low Charge Level (140 bps)                                                  -                                                               23.38%
2002                                         539,595                               3,391,660                1.40 - 2.40%              1.26%
          High Charge Level (240 bps)                                9.75                                                                             (0.30%)
          Low Charge Level (140 bps)                                 6.29                                                                            (23.55%)
2001                                         526,290                 8.22          4,326,928                       1.25%              1.24%          (13.20%)
VA Foundation
2003                                         886,775                             $ 7,842,305                1.40 - 1.65%              2.25%
          High Charge Level (165 bps)                               10.40                                                                             13.86%
          Low Charge Level (140 bps)                                 8.84                                                                             14.15%
2002                                         949,349                               7,354,951                1.40 - 2.40%              2.12%
          High Charge Level (240 bps)                                9.93                                                                             (0.09%)
          Low Charge Level (140 bps)                                 7.75                                                                            (10.93%)
2001                                       1,019,799                 8.70          8,870,162                       1.25%               2.32%          (9.85%)
VA Fund
2003                                         285,261                               2,973,771                1.40 - 1.65%                   -
          High Charge Level (165 bps)                               10.42                                                                              0.31%
          Low Charge Level (140 bps)                                10.42                                                                              0.31%
VA Global Leaders 7
2003                                               -                                      -                0.65 - 2.40%               0.64%
          High Charge Level (240 bps)                                                 -                                                               14.08%
          Low Charge Level (65 bps)                                                   -                                                               15.87%
2002                                       1,785,421                             12,719,464                0.65 - 2.40%               0.71%
          High Charge Level (240 bps)                                9.66                                                                             (0.40%)
          Low Charge Level (65 bps)                                  7.25                                                                            (20.78%)
2001                                       1,520,376                 9.00        13,688,682                       1.25%               0.28%         (14.64%)
VA Growth & Income
2003                                         574,860                              6,026,736                1.40 - 1.65%              0.03%
          High Charge Level (165 bps)                               10.48                                                                              0.36%
          Low Charge Level (140 bps)                                10.48                                                                              0.36%
VA International Equity
2003                                       1,729,998                             18,720,657                0.65 - 2.40%              8.52%
          High Charge Level (240 bps)                               12.71                                                                             28.03%
          Low Charge Level (65 bps)                                 10.46                                                                              0.34%
2002                                         45,975                                 377,265                1.40 - 2.40%              1.43%
          High Charge Level (240 bps)                                9.92                                                                             (0.09%)
          Low Charge Level (140 bps)                                 8.21                                                                            (11.72%)
2001                                         45,358                  9.30           421,638                       1.25%              0.47%           (16.80%)
VA Omega
2003                                      3,868,364                              28,768,390                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               13.13                                                                             36.68%
          Low Charge Level (65 bps)                                  9.36                                                                             39.13%
2002                                      2,670,586                              13,350,314                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.61                                                                             (0.47%)
          Low Charge Level (65 bps)                                  6.73                                                                            (25.87%)
2001                                      2,585,848                  6.71        17,341,986                       1.25%                 -            (10.73%)
VA Perpetual International 20
2001                                              -                     -               $ -                       1.25%             0.85%            (21.21%)
VA Special Equity
2003                                      5,050,359                              55,977,860                0.65 - 2.25%                 -
          High Charge Level (225 bps)                                8.83                                                                             48.56%
          Low Charge Level (65 bps)                                 11.08                                                                             50.98%
2002                                      2,553,384                              18,350,688                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.85                                                                             (0.18%)
          Low Charge Level (65 bps)                                  7.34                                                                            (27.65%)
2001                                      2,540,062                  9.98        25,340,271                       1.25%                 -             (9.39%)
VA Special Values
2003                                        312,372                               4,886,867                1.40 - 1.65%             0.12%
          High Charge Level (165 bps)                               13.03                                                                             27.38%
          Low Charge Level (140 bps)                                15.68                                                                             27.70%
2002                                        318,168                               3,907,168                1.40 - 2.15%             2.25%
          High Charge Level (215 bps)                               10.22                                                                              0.27%
          Low Charge Level (140 bps)                                12.28                                                                            (13.82%)
2001                                        258,972                 14.25         3,690,353                       1.25%             0.33%             16.46%
VA Strategic Income
2003                                        520,820                               7,001,850                1.40 - 1.65%                 -
          High Charge Level (165 bps)                               11.77                                                                             14.47%
          Low Charge Level (140 bps)                                13.45                                                                             14.76%
2002                                        500,680                               5,868,995                1.40 - 2.15%             6.52%
          High Charge Level (215 bps)                               10.28                                                                              0.33%
          Low Charge Level (140 bps)                                11.72                                                                             13.91%
2001                                        341,316                 10.29         3,512,462                       1.25%             8.57%              4.72%

First Trust:
10 Uncommon Values
2003                                      2,247,231                               9,486,380                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               13.17                                                                             34.35%
          Low Charge Level (65 bps)                                  4.07                                                                             36.06%
2002                                      2,222,766                               6,759,630                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                9.80                                                                             (0.24%)
          Low Charge Level (65 bps)                                  2.99                                                                            (37.26%)
2001                                      2,255,266                  4.72        10,636,782                       1.25%                 -            (36.54%)
Energy
2003                                        208,614                             $ 2,838,672                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               13.65                                                                             30.08%
          Low Charge Level (100 bps)                                13.61                                                                             30.41%
2002                                        228,757                               2,386,671                1.00 - 1.75%                 -
          High Charge Level (175 bps)                               10.49                                                                              0.58%
          Low Charge Level (100 bps)                                10.43                                                                             (5.47%)
Financial Services
2003                                        373,550                               4,761,175                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               12.78                                                                             31.34%
          Low Charge Level (100 bps)                                12.74                                                                             31.67%
2002                                        382,046                               3,697,575                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.73                                                                             (0.33%)
          Low Charge Level (100 bps)                                 9.68                                                                            (15.24%)
Global Target 15
2003                                        286,091                               3,049,311                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               12.96                                                                             32.43%
          Low Charge Level (100 bps)                                10.59                                                                             32.76%
2002                                        293,636                               2,341,685                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.78                                                                             (0.27%)
          Low Charge Level (100 bps)                                 7.97                                                                            (15.55%)
NASDAQ Target 15
2003                                       569,649                                5,070,373                       1.00%                 -
          High Charge Level (100 bps)                                8.90                                                                             34.66%
          Low Charge Level (100 bps)                                 8.90                                                                             34.66%
2002                                       621,380                                4,107,326                1.00 - 1.25%                 -
          High Charge Level (125 bps)                                9.71                                                                             (2.85%)
          Low Charge Level (100 bps)                                 6.61                                                                            (26.90%)
Pharmaceutical
2003                                       411,777                                4,119,206                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               11.48                                                                             18.16%
          Low Charge Level (100 bps)                                 9.92                                                                             18.46%
2002                                       412,689                                3,456,678                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.71                                                                             (0.35%)
          Low Charge Level (100 bps)                                 8.37                                                                            (29.05%)
S&P Target 24
2003                                       757,111                              $ 5,553,070                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               11.89                                                                             22.55%
          Low Charge Level (100 bps)                                 7.30                                                                             22.86%
2002                                       802,267                                4,767,379                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.69                                                                             (0.37%)
          Low Charge Level (100 bps)                                 5.94                                                                            (15.46%)
Target Managed VIP
2003                                     2,174,647                               20,497,349                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               13.20                                                                             33.25%
          Low Charge Level (100 bps)                                 8.36                                                                             33.58%
2002                                     1,908,301                               12,064,638                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.90                                                                             (0.12%)
          Low Charge Level (100 bps)                                 6.26                                                                            (21.79%)
Technology
2003                                      435,367                                 2,073,039                       1.00%                 -
          High Charge Level (100 bps)                                4.76                                                                             45.14%
          Low Charge Level (100 bps)                                 4.76                                                                             45.14%
2002                                      450,643                                 1,478,398                1.00 - 1.25%                 -
          High Charge Level (125 bps)                                9.40                                                                             (5.97%)
          Low Charge Level (100 bps)                                 3.28                                                                            (42.04%)
The Dow DART 10
2003                                      527,356                                4,269,659                1.00 - 1.25%                  -
          High Charge Level (125 bps)                               12.05                                                                             18.42%
          Low Charge Level (100 bps)                                 8.02                                                                             18.72%
2002                                      624,380                                4,217,784                1.00 - 1.75%                  -
          High Charge Level (175 bps)                               10.17                                                                              0.20%
          Low Charge Level (100 bps)                                 6.76                                                                            (19.09%)
Value Line Target 25
2003                                    1,541,426                                4,932,457                       1.00%                  -
          High Charge Level (100 bps)                                3.20                                                                             39.52%
          Low Charge Level (100 bps)                                 3.20                                                                             39.52%
2002                                    1,300,318                                2,982,318                1.00 - 1.25%                  -
          High Charge Level (125 bps)                                9.94                                                                             (0.57%)
          Low Charge Level (100 bps)                                 2.29                                                                            (43.46%)

Galaxy VIP Funds:
VIP Asset Allocation 8
2003                                            -                                      $ -                1.00 - 1.25%                 0.17%
          High Charge Level (125 bps)                                                 -                                                                0.02%
          Low Charge Level (100 bps)                                                  -                                                                0.03%
2002                                    2,322,229                               34,411,535                1.00 - 1.25%                 0.07%
          High Charge Level (125 bps)                                9.85                                                                             (1.54%)
          Low Charge Level (100 bps)                                14.82                                                                            (16.76%)
VIP Growth & Income 9
2003                                            -                                        -                1.00 - 1.25%                 0.06%
          High Charge Level (125 bps)                                                 -                                                               (0.62%)
          Low Charge Level (100 bps)                                                  -                                                               (0.60%)
2002                                     656,671                                 5,206,397                1.00 - 1.25%                 0.01%
          High Charge Level (125 bps)                                9.90                                                                             (1.03%)
          Low Charge Level (100 bps)                                 7.93                                                                            (27.02%)
VIP Money Market 10
2003                                           -                                         -                1.00 - 1.25%                 0.05%
          High Charge Level (125 bps)                                                 -                                                               (0.04%)
          Low Charge Level (100 bps)                                                  -                                                               (0.02%)
2002                                     754,142                                 9,764,381                1.00 - 1.25%                 0.02%
          High Charge Level (125 bps)                                9.99                                                                             (0.06%)
          Low Charge Level (100 bps)                                12.95                                                                              0.20%
VIP Quality Plus Bond 11
2003                                           -                                         -                1.00 - 1.25%                 0.35%
          High Charge Level (125 bps)                                                 -                                                                0.11%
          Low Charge Level (100 bps)                                                  -                                                                0.13%
2002                                     613,722                                10,203,772                1.00 - 1.25%                 0.09%
          High Charge Level (125 bps)                               10.16                                                                              1.56%
          Low Charge Level (100 bps)                                16.63                                                                              9.23%
VIP Small Company Growth 12
2003                                           -                                         -                1.00 - 1.25%                     -
          High Charge Level (125 bps)                                                 -                                                               (1.51%)
          Low Charge Level (100 bps)                                                  -                                                               (1.49%)
2002                                      287,035                                2,489,494                1.00 - 1.25%                     -
          High Charge Level (125 bps)                                9.83                                                                             (1.66%)
          Low Charge Level (100 bps)                                 8.67                                                                            (33.61%)

Gartmore Funds 13:
GVIT Developing Markets
2003                                   16,006,678                             $ 157,916,220                0.65 - 2.40%                0.08%
          High Charge Level (240 bps)                               15.47                                                                             55.87%
          Low Charge Level (65 bps)                                  9.63                                                                             58.66%
2002                                   12,059,215                                70,889,469                0.65 - 2.40%                0.13%
          High Charge Level (240 bps)                                9.93                                                                             (0.09%)
          Low Charge Level (65 bps)                                  6.07                                                                            (10.27%)
2001                                   14,095,135                    6.50        91,629,764                       1.25%                    -          (8.26%)

INVESCO Variable Investment Funds:
VIF Dynamics
2003                                    9,813,234                                85,022,169                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               13.05                                                                             34.52%
          Low Charge Level (65 bps)                                  8.46                                                                             36.93%
2002                                   10,277,990                                62,724,192                0.65 - 2.40%                   -
          High Charge Level (240 bps)                                9.70                                                                             (0.36%)
          Low Charge Level (65 bps)                                  6.18                                                                            (32.34%)
2001                                   13,391,660                    8.98       120,295,329                       1.25%                   -         (32.10%)
VIF Financial Services
2003                                    7,446,589                                98,077,552                0.65 - 2.40%               0.51%
          High Charge Level (240 bps)                               12.54                                                                             26.47%
          Low Charge Level (65 bps)                                 13.81                                                                             28.74%
2002                                    8,207,393                                85,332,946                0.65 - 2.40%               0.48%
          High Charge Level (240 bps)                                9.91                                                                             (0.10%)
          Low Charge Level (65 bps)                                 10.73                                                                            (15.45%)
2001                                   11,612,048                   12.48       144,864,867                       1.25%               0.22%          (11.15%)
VIF Health Sciences
2003                                   11,072,391                               129,594,616                0.65 - 2.25%                   -
          High Charge Level (225 bps)                               10.85                                                                              1.87%
          Low Charge Level (65 bps)                                 12.19                                                                             26.95%
2002                                   12,424,845                               115,834,514                0.65 - 2.40%                   -
          High Charge Level (240 bps)                                9.51                                                                             (0.59%)
          Low Charge Level (65 bps)                                  9.60                                                                            (24.94%)
2001                                   17,419,141                   12.58       219,115,896                       1.25%                0.33%         (13.81%)
VIF Technology
2003                                   18,239,131                              $ 92,924,281                0.65 - 1.90%                    -
          High Charge Level (190 bps)                               13.35                                                                             42.53%
          Low Charge Level (65 bps)                                  5.17                                                                             44.34%
2002                                   19,761,036                                69,602,006                0.65 - 1.90%                    -
          High Charge Level (190 bps)                                9.37                                                                             (0.76%)
          Low Charge Level (65 bps)                                  3.58                                                                            (47.19%)
2001                                   26,652,622                    6.66       177,600,254                       1.25%                    -         (39.68%)
VIF Telecommunications
2003                                    8,521,392                                28,996,735                0.65 - 2.15%                    -
          High Charge Level (215 bps)                               12.39                                                                             31.42%
          Low Charge Level (65 bps)                                  3.32                                                                             33.43%
2002                                    9,858,062                                24,274,294                0.65 - 2.40%                    -
          High Charge Level (240 bps)                                9.42                                                                             (0.70%)
          Low Charge Level (65 bps)                                  2.49                                                                            (51.13%)
2001                                   13,553,158                    5.01        67,891,196                       1.25%                    -         (59.85%)

Liberty VS Funds:
Asset Allocation VS
2003                                    2,207,046                                26,543,155                       1.00%                   -
          High Charge Level (100 bps)                               12.03                                                                             15.10%
          Low Charge Level (100 bps)                                12.03                                                                             15.10%
Columbia High Yield VS
2003                                      104,701                                 1,382,325                       1.00%               6.50%
          High Charge Level (100 bps)                               13.20                                                                             11.25%
          Low Charge Level (100 bps)                                13.20                                                                             11.25%
2002                                      112,694                                 1,337,459                1.00 - 1.25%               0.13%
          High Charge Level (125 bps)                               10.14                                                                              1.40%
          Low Charge Level (100 bps)                                11.87                                                                              1.71%
Columbia Real Estate Equity VS
2003                                       42,830                                   646,143                       1.00%               2.38%
          High Charge Level (100 bps)                               15.09                                                                             32.36%
          Low Charge Level (100 bps)                                15.09                                                                             32.36%
2002                                       57,215                                   652,147                1.00 - 1.25%               0.21%
          High Charge Level (125 bps)                               10.37                                                                              3.67%
          Low Charge Level (100 bps)                                11.40                                                                              1.54%
Equity VS
2003                                    1,440,181                              $ 26,604,334                       1.00%               0.34%
          High Charge Level (100 bps)                               18.47                                                                             22.89%
          Low Charge Level (100 bps)                                18.47                                                                             22.89%
2002                                    1,675,255                                25,181,706                1.00 - 1.25%               0.03%
          High Charge Level (125 bps)                                9.59                                                                             (4.10%)
          Low Charge Level (100 bps)                                15.03                                                                            (28.36%)
Federal Securities VS
2003                                      781,490                                 7,912,658                       1.00%                   -
          High Charge Level (100 bps)                               10.13                                                                              0.93%
          Low Charge Level (100 bps)                                10.13                                                                              0.93%
Money Market VS
2003                                      591,046                                 5,895,419                       1.00%               0.13%
          High Charge Level (100 bps)                                9.97                                                                             (0.19%)
          Low Charge Level (100 bps)                                 9.97                                                                             (0.19%)
Small Company Growth VS
2003                                      151,571                                 2,277,895                       1.00%                   -
          High Charge Level (100 bps)                               15.03                                                                             36.51%
          Low Charge Level (100 bps)                                15.03                                                                             36.51%

Profunds:
VP Asia 30
2003                                    3,845,051                                49,126,629                0.65 - 2.25%              0.07%
          High Charge Level (225 bps)                               10.43                                                                              0.93%
          Low Charge Level (65 bps)                                 12.78                                                                             63.85%
2002                                    2,391,617                                18,578,331                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.86                                                                             (0.17%)
          Low Charge Level (65 bps)                                  7.80                                                                            (14.75%)
VP Banks
2003                                      517,386                                 5,759,217                0.65 - 2.40%             0.90%
          High Charge Level (240 bps)                               12.79                                                                             26.28%
          Low Charge Level (65 bps)                                 11.08                                                                             28.55%
2002                                      673,432                                 5,781,431                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.13                                                                              0.15%
          Low Charge Level (65 bps)                                  8.62                                                                             (9.25%)
VP Basic Materials
2003                                    4,605,719                              $ 50,922,025                0.65 - 2.15%             0.27%
          High Charge Level (215 bps)                               13.31                                                                             28.75%
          Low Charge Level (65 bps)                                 11.13                                                                             30.72%
2002                                      454,639                                 3,851,799                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.33                                                                              0.40%
          Low Charge Level (65 bps)                                  8.52                                                                             (9.96%)
VP Bear
2003                                    5,782,535                                53,661,698                0.65 - 2.50%                 -
          High Charge Level (250 bps)                                9.29                                                                             (1.56%)
          Low Charge Level (65 bps)                                 10.45                                                                            (25.08%)
2002                                    5,916,783                                77,642,614                0.65 - 2.40%             0.29%
          High Charge Level (240 bps)                               10.12                                                                              0.15%
          Low Charge Level (65 bps)                                 13.95                                                                             20.03%
2001                                    3,059,897                   11.54        35,300,301                       1.25%                  -            14.48%
VP Biotechnology
2003                                    1,929,427                                14,278,862                0.65 - 1.90%                  -
          High Charge Level (190 bps)                               13.53                                                                             37.13%
          Low Charge Level (65 bps)                                  7.27                                                                             38.88%
2002                                    2,705,640                                14,211,616                0.65 - 1.90%              -
          High Charge Level (190 bps)                                9.86                                                                             (0.16%)
          Low Charge Level (65 bps)                                  5.23                                                                            (37.92%)
2001                                    5,093,235                    8.37        42,620,918                       1.25%                  -         (15.38%)
VP Bull
2003                                   13,720,881                               137,283,735                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               11.94                                                                             22.57%
          Low Charge Level (65 bps)                                 10.01                                                                             24.77%
2002                                    7,699,930                                61,470,741                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.74                                                                             (0.31%)
          Low Charge Level (65 bps)                                  8.02                                                                            (13.28%)
VP Consumer Cyclical
2003                                      403,045                                 3,777,286                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               11.59                                                                             23.76%
          Low Charge Level (65 bps)                                  9.19                                                                             25.97%
2002                                      473,010                                 3,438,705                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.37                                                                             (0.76%)
          Low Charge Level (65 bps)                                  7.29                                                                            (18.16%)
VP Consumer Non-Cyclical
2003                                      244,725                               $ 2,406,488                0.65 - 2.25%              0.38%
          High Charge Level (225 bps)                               10.67                                                                              1.48%
          Low Charge Level (65 bps)                                  9.81                                                                             17.69%
2002                                      596,903                                 4,951,920                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.90                                                                             (0.12%)
          Low Charge Level (65 bps)                                  8.33                                                                            (11.19%)
VP Energy
2003                                    4,640,216                                44,342,460                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               12.07                                                                             19.34%
          Low Charge Level (65 bps)                                  9.26                                                                             21.48%
2002                                    2,508,817                                19,239,972                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.11                                                                              0.13%
          Low Charge Level (65 bps)                                  7.63                                                                            (17.58%)
2001                                    2,299,149                    9.19        21,123,539                       1.25%                  -            (7.66%)
VP Europe 30
2003                                   12,852,129                               108,778,242                0.65 - 2.25%              0.20%
          High Charge Level (225 bps)                               11.09                                                                              2.39%
          Low Charge Level (65 bps)                                  8.14                                                                             37.83%
2002                                    2,901,626                                17,373,410                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.69                                                                             (0.37%)
          Low Charge Level (65 bps)                                  5.91                                                                            (26.25%)
2001                                    5,711,763                    7.87        44,975,990                       1.25%                  -           (25.18%)
VP Financial
2003                                    1,706,565                                17,790,626                0.65 - 2.15%              0.17%
          High Charge Level (215 bps)                               12.42                                                                             26.21%
          Low Charge Level (65 bps)                                 10.06                                                                             28.15%
2002                                    1,404,659                                11,125,290                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.84                                                                             (0.20%)
          Low Charge Level (65 bps)                                  7.85                                                                            (15.44%)
2001                                    2,154,106                    9.22        19,854,014                       1.25%                  -            (7.38%)
VP Healthcare
2003                                    2,641,542                                23,349,294                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.99                                                                             14.61%
          Low Charge Level (65 bps)                                  8.44                                                                             16.66%
2002                                    1,863,359                                13,631,553                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.59                                                                             (0.50%)
          Low Charge Level (65 bps)                                  7.23                                                                            (23.19%)
2001                                    3,489,097                    9.35        32,629,559                       1.25%                  -            (6.11%)
VP Industrial
2003                                    1,160,314                              $ 11,751,557                0.65 - 2.15%                  -
          High Charge Level (215 bps)                               12.81                                                                             25.64%
          Low Charge Level (65 bps)                                 10.18                                                                             27.57%
2002                                      142,806                                 1,134,128                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.20                                                                              0.24%
          Low Charge Level (65 bps)                                  7.98                                                                            (13.55%)
VP Internet
2003                                      986,421                                14,856,990                0.65 - 1.90%                  -
          High Charge Level (190 bps)                               16.67                                                                             74.61%
          Low Charge Level (65 bps)                                 15.25                                                                             76.83%
2002                                    3,365,832                                28,883,787                0.65 - 1.90%                  -
          High Charge Level (190 bps)                                9.55                                                                             (0.55%)
          Low Charge Level (65 bps)                                  8.63                                                                             (9.23%)
VP Japan
2003                                    2,740,092                                25,192,150                0.65 - 2.15%                  -
          High Charge Level (215 bps)                               12.67                                                                             24.05%
          Low Charge Level (65 bps)                                  9.18                                                                             25.95%
2002                                      423,667                                 3,072,749                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.21                                                                              0.25%
          Low Charge Level (65 bps)                                  7.29                                                                            (18.20%)
VP Mid-Cap Growth
2003                                    4,689,426                                46,542,921                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               12.25                                                                             24.84%
          Low Charge Level (65 bps)                                  9.85                                                                             27.08%
2002                                    1,951,944                                15,064,969                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.81                                                                             (0.23%)
          Low Charge Level (65 bps)                                  7.75                                                                            (15.08%)
VP Mid-Cap Value
2003                                    4,741,994                                50,523,142                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               13.33                                                                             32.49%
          Low Charge Level (65 bps)                                 10.41                                                                             34.86%
2002                                    1,623,274                                12,488,279                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.06                                                                              0.07%
          Low Charge Level (65 bps)                                  7.72                                                                            (15.33%)
VP OTC
2003                                   25,158,040                             $ 153,443,704                0.65 - 2.15%                 -
          High Charge Level (215 bps)                               13.44                                                                             43.59%
          Low Charge Level (65 bps)                                  5.16                                                                             45.79%
2002                                   20,541,100                                75,788,475                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.35                                                                             (0.78%)
          Low Charge Level (65 bps)                                  3.54                                                                            (39.02%)
2001                                   11,681,189                    5.77        67,352,846                       1.25%                 -            (39.90%)
VP Pharmaceuticals
2003                                    1,316,013                                11,849,779                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.91                                                                              3.06%
          Low Charge Level (65 bps)                                  9.04                                                                              4.91%
2002                                      398,047                                 3,413,320                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.62                                                                             (0.46%)
          Low Charge Level (65 bps)                                  8.62                                                                             (9.29%)
VP Precious Metals
2003                                    5,642,672                                76,188,651                0.65 - 2.50%                 -
          High Charge Level (250 bps)                               11.55                                                                              3.39%
          Low Charge Level (65 bps)                                 13.52                                                                             38.33%
2002                                    5,720,667                                55,647,939                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               11.30                                                                              1.56%
          Low Charge Level (65 bps)                                  9.77                                                                             (1.54%)
VP Real Estate
2003                                    2,564,420                                35,195,649                0.65 - 2.15%             2.00%
          High Charge Level (215 bps)                               13.29                                                                             30.29%
          Low Charge Level (65 bps)                                 14.25                                                                             32.29%
2002                                    1,996,929                                20,864,731                0.65 - 2.40%             4.67%
          High Charge Level (240 bps)                               10.20                                                                              0.24%
          Low Charge Level (65 bps)                                 10.77                                                                             (0.63%)
2001                                    3,592,834                   10.76        38,669,672                       1.25%                 -           7.19%
VP Rising Rates Opportunity
2003                                    5,315,681                                 41,217,552                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.07                                                                             (6.41%)
          Low Charge Level (65 bps)                                  7.69                                                                             (4.74%)
2002                                    889,614                                   7,167,747                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.69                                                                             (0.38%)
          Low Charge Level (65 bps)                                  8.07                                                                            (12.95%)
VP Semiconductor
2003                                  1,915,121                                $ 18,306,502                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               15.93                                                                             84.74%
          Low Charge Level (65 bps)                                  9.67                                                                             87.10%
2002                                    736,544                                   3,789,129                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                8.62                                                                             (1.66%)
          Low Charge Level (65 bps)                                  5.17                                                                            (32.42%)
VP Short OTC
2003                                  4,453,229                                  30,228,856                0.65 - 2.40%             0.76%
          High Charge Level (240 bps)                                6.38                                                                            (38.81%)
          Low Charge Level (65 bps)                                  6.90                                                                            (37.71%)
2002                                  1,273,948                                  14,028,043                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.43                                                                              0.52%
          Low Charge Level (65 bps)                                 11.07                                                                              7.22%
VP Small-Cap Growth
2003                                 14,600,310                                 153,408,108                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               12.98                                                                             31.10%
          Low Charge Level (65 bps)                                 10.34                                                                             33.45%
2002                                  3,107,525                                  23,967,965                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.90                                                                             (0.12%)
          Low Charge Level (65 bps)                                  7.75                                                                            (15.13%)
VP Small-Cap Value
2003                                 14,977,525                                 147,141,957                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               13.33                                                                             31.45%
          Low Charge Level (65 bps)                                  9.55                                                                             33.81%
2002                                  4,098,250                                  29,160,830                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.14                                                                              0.17%
          Low Charge Level (65 bps)                                  7.14                                                                            (19.21%)
VP Technology
2003                                  3,794,916                                  20,788,095                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               13.30                                                                             43.19%
          Low Charge Level (65 bps)                                  5.09                                                                             45.02%
2002                                  3,619,421                                  13,170,856                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                9.29                                                                             (0.86%)
          Low Charge Level (65 bps)                                  3.51                                                                            (41.07%)
2001                                  2,524,295                      5.91         4,136,919                       1.25%                 -            (38.54%)
VP Telecommunications
2003                                  1,363,145                                 $ 7,490,179                0.65 - 2.15%                 -
          High Charge Level (215 bps)                               10.05                                                                              0.26%
          Low Charge Level (65 bps)                                  4.49                                                                              1.80%
2002                                  3,677,413                                  16,790,652                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.02                                                                              0.03%
          Low Charge Level (65 bps)                                  4.41                                                                            (38.24%)
2001                                    583,065                      7.10        95,662,983                       1.25%                 -            (27.38%)
VP U.S. Government Plus
2003                                  3,342,258                                  36,696,161                0.65 - 2.15%             3.92%
          High Charge Level (215 bps)                                9.72                                                                             (4.64%)
          Low Charge Level (65 bps)                                 11.27                                                                             (3.18%)
2002                                 10,741,332                                 124,290,371                0.65 - 2.40%             1.63%
          High Charge Level (240 bps)                               10.19                                                                              0.23%
          Low Charge Level (65 bps)                                 11.64                                                                             10.98%
VP Ultra Bull
2003                                  7,766,455                                  59,634,749                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               14.42                                                                             50.03%
          Low Charge Level (65 bps)                                  7.26                                                                             51.94%
2002                                  7,378,804                                  35,369,793                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                9.61                                                                             (0.47%)
          Low Charge Level (65 bps)                                  4.78                                                                            (36.52%)
2001                                  7,628,819                      7.47        56,987,150                       1.25%                 -            (23.84%)
VP Ultra Mid-Cap
2003                                  3,833,081                                  38,352,066                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               16.37                                                                             66.02%
          Low Charge Level (65 bps)                                  9.71                                                                             68.99%
2002                                  3,049,594                                  17,447,828                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.86                                                                             (0.17%)
          Low Charge Level (65 bps)                                  5.75                                                                            (28.54%)
VP Ultra OTC
2003                                 77,397,873                                 110,190,184                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               17.30                                                                             98.82%
          Low Charge Level (65 bps)                                  1.21                                                                            101.35%
2002                                 73,515,333                                  45,937,392                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                8.70                                                                             (1.57%)
          Low Charge Level (65 bps)                                  0.60                                                                            (69.15%)
2001                                 50,124,696                      1.91        83,740,574                       1.25%                 -            (69.16%)
VP Ultra Small-Cap
2003                                  8,428,281                                $ 83,335,256                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               19.43                                                                             95.67%
          Low Charge Level (65 bps)                                  9.61                                                                             98.16%
2002                                  6,340,353                                  30,345,648                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                9.93                                                                             (0.08%)
          Low Charge Level (65 bps)                                  4.85                                                                            (42.98%)
2001                                 10,010,482                      8.37        14,920,314                       1.25%                 -             (8.91%)
VP Utilities
2003                                  2,837,987                                  22,637,616                0.65 - 2.15%          2.27%
          High Charge Level (215 bps)                               12.60                                                                             18.76%
          Low Charge Level (65 bps)                                  7.45                                                                             20.58%
2002                                  4,113,821                                  26,021,156                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.60                                                                              0.73%
          Low Charge Level (65 bps)                                  6.18                                                                            (24.43%)
2001                                  1,589,344                      8.12        12,907,953                       1.25%                 -            (17.70%)

Prudential Funds:
SP Jennison Int'l Growth
2003                                  2,705,434                                  23,292,272                0.65 - 2.25%                 -
          High Charge Level (225 bps)                                7.54                                                                             36.02%
          Low Charge Level (65 bps)                                  7.87                                                                             38.24%
2002                                    696,634                                   4,152,032                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.58                                                                             (0.50%)
          Low Charge Level (65 bps)                                  5.69                                                                            (23.34%)
2001                                    273,843                      7.39         2,023,829                       1.25%          0.11%            (17.52%)

Rydex Inc:
Rydex Nova
2003                                  2,051,127                                  11,451,799                0.65 - 1.40%                 -
          High Charge Level (140 bps)                                5.57                                                                             37.24%
          Low Charge Level (65 bps)                                  5.77                                                                             38.28%
2002                                  2,805,743                                  11,407,246                0.65 - 2.15%             5.02%
          High Charge Level (215 bps)                                9.59                                                                             (0.50%)
          Low Charge Level (65 bps)                                  4.18                                                                            (36.14%)
2001                                  3,990,618                      6.41        25,570,952                       1.25%              8.28%           (24.65%)
Rydex OTC
2003                                  8,736,764                                $ 50,307,077                0.65 - 1.65%                   -
          High Charge Level (165 bps)                               13.39                                                                             43.02%
          Low Charge Level (65 bps)                                  5.95                                                                             44.47%
2002                                 11,071,951                                  44,381,267                0.65 - 2.15%                   -
          High Charge Level (215 bps)                                9.35                                                                             (0.78%)
          Low Charge Level (65 bps)                                  4.12                                                                            (39.25%)
2001                                 15,866,046                      6.65       105,471,178                       1.25%                   -          (36.09%)
Rydex Ursa
2003                                    186,419                                  2,028,404                 1.00 - 1.40%                   -
          High Charge Level (140 bps)                               10.88                                                                            (24.72%)
          Low Charge Level (100 bps)                                11.08                                                                            (24.41%)
2002                                    239,938                                  3,467,739                0.65 - 2.15%                1.08%
          High Charge Level (215 bps)                               10.14                                                                              0.16%
          Low Charge Level (65 bps)                                 14.85                                                                             20.85%
2001                                    351,487                     12.05        4,233,769                       1.25%                6.29%           13.38%

Wells Fargo Variable Trust (WFVT):
Asset Allocation
2003                                  7,245,117                                151,438,296                1.40 - 1.90%               1.73%
          High Charge Level (190 bps)                               11.75                                                                             19.78%
          Low Charge Level (140 bps)                                20.98                                                                             20.39%
2002                                  8,339,619                                145,328,093                1.40 - 2.15%              3.00%
          High Charge Level (215 bps)                                9.81                                                                             (0.23%)
          Low Charge Level (140 bps)                                17.43                                                                            (14.07%)
2001                                 10,328,629                     20.28      209,488,644                       1.25%               1.58%            (8.26%)
Equity Income
2003                                  2,327,701                                 23,153,132                0.65 - 2.25%               1.58%
          High Charge Level (225 bps)                               15.29                                                                             23.37%
          Low Charge Level (65 bps)                                 16.10                                                                             25.39%
2002                                  1,600,734                                 12,283,990                0.65 - 2.40%               1.70%
          High Charge Level (240 bps)                                9.90                                                                             (0.12%)
          Low Charge Level (65 bps)                                 12.84                                                                            (19.79%)
2001                                  1,019,937                      9.37        9,556,312                       1.25%               1.05%            (6.74%)
Equity Value
2003                                  2,644,097                                 21,791,517                0.65 - 2.25%               1.51%
          High Charge Level (225 bps)                                8.77                                                                             22.74%
          Low Charge Level (65 bps)                                  8.54                                                                             24.75%
2002                                  3,053,622                                 20,214,845                0.65 - 2.40%               1.22%
          High Charge Level (240 bps)                                9.97                                                                             (0.04%)
          Low Charge Level (65 bps)                                  6.84                                                                            (24.58%)
2001                                  3,705,869                      8.83       32,706,250                       1.25%               0.59%            (7.70%)
Growth
2003                                  2,373,768                               $ 39,778,658                1.40 - 1.65%                   -
          High Charge Level (165 bps)                               11.65                                                                             21.55%
          Low Charge Level (140 bps)                                16.78                                                                             21.86%
2002                                  2,940,057                                 40,473,461                1.40 - 2.15%               0.12%
          High Charge Level (215 bps)                                9.58                                                                             (0.51%)
          Low Charge Level (140 bps)                                13.77                                                                            (26.88%)
2001                                  3,783,815                     18.83       71,244,836                       1.25%               0.01%         (20.34%)
International Equity
2003                                   309,343                                   2,409,034                1.40 - 1.65%               0.32%
          High Charge Level (165 bps)                               12.71                                                                             29.29%
          Low Charge Level (140 bps)                                 7.26                                                                             29.62%
2002                                   261,088                                   1,479,307                1.40 - 2.15%               0.19%
          High Charge Level (215 bps)                                9.82                                                                             (0.22%)
          Low Charge Level (140 bps)                                 5.60                                                                            (24.00%)
2001                                   205,255                       7.37        1,512,122                       1.25%               0.02%           (17.27%)
Large Company Growth
2003                                 1,878,768                                  15,553,927                1.40 - 1.90%                   -
          High Charge Level (190 bps)                               11.59                                                                             23.89%
          Low Charge Level (140 bps)                                 8.10                                                                             24.52%
2002                                 1,745,833                                  11,379,092                1.40 - 2.15%                   -
          High Charge Level (215 bps)                                9.36                                                                             (0.78%)
          Low Charge Level (140 bps)                                 6.50                                                                            (29.02%)
2001                                 1,900,437                       9.16       17,413,941                       1.25%                    -          (21.99%)
Money Market
2003                                 3,678,382                                  46,713,945                1.40 - 1.65%                0.52%
          High Charge Level (165 bps)                                9.88                                                                             (1.16%)
          Low Charge Level (140 bps)                                12.70                                                                             (0.91%)
2002                                 5,391,441                                  69,106,596                1.40 - 2.15%                1.24%
          High Charge Level (215 bps)                                9.99                                                                             (0.02%)
          Low Charge Level (140 bps)                                12.82                                                                             (0.16%)
2001                                 5,952,104                      12.84       76,417,357                       1.25%                3.53%            2.28%
Small-Cap Growth
2003                                   735,016                                   6,049,919                1.40 - 1.65%                    -
          High Charge Level (165 bps)                               13.63                                                                             39.92%
          Low Charge Level (140 bps)                                 8.02                                                                             40.28%
2002                                   777,846                                   4,454,208                1.40 - 2.15%                    -
          High Charge Level (215 bps)                                9.73                                                                             (0.32%)
          Low Charge Level (140 bps)                                 5.72                                                                            (39.08%)
2001                                   900,655                       9.38        8,450,150                       1.25%                    -           (25.44%)
Total Return Bond
2003                                 2,027,228                                $ 26,284,941                1.40 - 1.90%                3.24%
          High Charge Level (190 bps)                               10.86                                                                              6.36%
          Low Charge Level (140 bps)                                13.00                                                                              6.90%
2002                                 2,451,576                                  29,806,385                1.40 - 2.15%                6.11%
          High Charge Level (215 bps)                               10.21                                                                              0.25%
          Low Charge Level (140 bps)                                12.16                                                                              6.24%
2001                                 2,978,591                      11.44       34,087,060                       1.25%                6.19%            5.91%

-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
* Annualized

Footnotes:
1 - Alger Gowth merged into MFS Growth on 2/16/01.
2 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 2/16/01
3 - American Century International Growth II merged into American Century International Growth I on 9/24/01
4 - DeAm Bond commenced operations on 05/01/02.
5 - DeAm Large-Cap Growth commenced operations on 05/01/02.
6 - DeAm Small-Cap Value commenced operations on 05/01/02.
7 - Kinetics Internet merged into Gabelli All-Cap Value on 05/03/02.
8 - Scudder Japan merged into American Century International Growth on 05/03/02.
9 - Evergreen VA Perpetual International merged into Evergreen VA International Growth on 8/3/2001.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
FOR THE YEARS ENDED DECEMBER 31, 2003 and DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------------------

11. FINANCIAL HIGHLIGHTS

Footnotes:
1 - Portfolios commenced as of 05/01/02.
2 - Kinetics Internet merged into Gabelli All-Cap Value as of 05/03/02.
3 - Scudder Japan merged into American Century International Growth as of 05/03/02.
4 - VA Blue Chip merged into VA Fund as of 12/5/03.
5 - VA Capital Growth merged into VA Growth & Income as of 12/5/03.
6 - VA Equity Index liquidated as of 12/23/03.
7 - VA Global Leaders merged into VA International Equity as of 12/5/03.
8 - VIP Asset Allocation merged into Liberty Asset Allocation VS as of 4/4/03.
9 - VIP Growth & Income merged into Liberty Equity VS as of 4/11/03.
10 - VIP Money Market merged into Liberty Money Market VS as of 4/4/03.
11 - VIP Quality Plus Bond merged into Liberty Federal Securities VS as of 4/4/03.
12 - VIP Small Company Growth merged into Liberty Small Company Growth VS as of 4/4/03.
13 - Montgomery changed its sub-account to Gartmore as of 6/20/03.
14 - These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
15 - These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invests.
16 - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the Total Return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
17 - Alger Gowth merged into MFS Growth on 02/16/01.
18 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 02/16/01.
19 - American Century International Growth II merged into American Century International Growth I on 09/24/01.
20 - Evergreen VA Perpetual International merged into Evergreen VA International Growth on 08/3/2001.

* Annualized

American Skandia Life Assurance Corporation Variable Account B ("Variable Account B")
Notes to Financial Statements
December 31, 2003
----------------------------------------------------------------------------------------------------------

                                                                                                       123
1.       ORGANIZATION

American  Skandia Life Assurance  Corporation  Variable Account B, also referred to as the "Separate  Account",  is organized as a unit investment  trust, a type of investment  company,  and is registered with the Securities and Exchange  Commission  under the Investment
Company Act of 1940. The Separate Account was established by American  Skandia Life Assurance  Corporation  ("American  Skandia" or the
"Company"),  which became a majority owned  subsidiary of Prudential  Financial,  Inc. on May 1, 2003,  pursuant to Connecticut  law on
November 25,  1987.  Underss.38a-433 of the  Connecticut  General  Statutes,  the assets and  liabilities  of the Separate  Account are clearly  identified and  distinguished  from the other assets and liabilities of the Company.  The assets of the Separate  Account will not be charged with any liabilities  arising out of any other business conducted by American Skandia.  However,  the Separate Account's
obligations, including insurance benefits related to the annuities, are the obligations of American Skandia.

The Separate  Account is used as a funding vehicle for several flexible premium  deferred  variable annuity  contracts,  as well as two immediate  variable  annuities issued by American Skandia.  The following is a list of each variable annuity product funded through the
Separate Account.

LifeVest Personal Security Annuity ("PSA")                        Wells Fargo Stagecoach Extra Credit ("Stagecoach Extra
                                                                  Credit")
Alliance Capital Navigator ("ACN")                                Evergreen Skandia Harvester XTra Credit ("Harvester XTra
                                                                  Credit")
American Skandia Advisor Plan ("ASAP")                            American Skandia XTra Credit Premier ("XTra Credit Premier")
American Skandia Advisor Plan II ("ASAP II")                      American Skandia XTra Credit FOUR ("XTtra Credit FOUR")
Evergreen Skandia Harvester Variable Annuity ("Harvester          American Skandia XTra Credit FOUR Premier ("XTra Credit
Variable Annuity")                                                FOUR Premier")
American Skandia Advisor Plan II Premier ("ASAP II Premier")      American Skandia XTra Credit SIX ("XTra Credit SIX")
American Skandia Advisor Plan III ("ASAP III")                    American Skandia Protector ("AS Protector")
American Skandia Apex ("Apex")                                    Wells Fargo Stagecoach Variable Annuity ("Stagecoach")
Wells Fargo Stagecoach Apex                                       Wells Fargo Stagecoach Variable Annuity Plus ("Stagecoach
                                                                  VA+")
American Skandia Apex II ("Apex II")                              American Skandia Advisors Choice ("Choice")
American Skandia LifeVest ("ASL")                                 American Skandia Advisors Choice 2000 ("Choice 2000")
Wells Fargo Stagecoach Variable Annuity Flex ("Stagecoach Flex")  American Skandia Impact ("AS Impact")
American Skandia LifeVest Premier ("ASL Premier")                 Defined Investments Annuity
American Skandia LifeVest II ("ASL II")                           Galaxy Variable Annuity III ("Galaxy III")
American Skandia LifeVest II Premier (ASL II Premier")            American Skandia Advisors Income Annuity ("ASAIA")
American Skandia XTra Credit ("XTra Credit")                      American Skandia Variable Immediate Annuity ("ASVIA")
Stagecoach Apex II                                                Stagecoach ASAP III
Stagecoach XTra Credit SIX

The Annuities named above may be used as an investment  vehicle for "qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or
Tax  Sheltered  Annuity (or 403(b)) or as an  investment  vehicle for  "non-qualified"  investments.  When an Annuity is purchased as a
"qualified"  investment,  it does not provide any tax advantages in addition to the preferential  treatment already available under the
Internal Revenue Code.

The Separate  Account consists of multiple  Sub-accounts,  each of which invests only in a single mutual fund or mutual fund portfolio.
The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Certain Sub-accounts are available with only certain variable annuities offered through the Separate Account.

The name of each Portfolio and the corresponding Sub-account name, are provided below.

American Skandia Trust                        Wells Fargo Variable Trust                 ProFunds VP
AST Strong International Equity               International Equity                       Europe 30
AST William Blair International Growth        Small-Cap Growth                           Asia 30
AST American Century International Growth     Growth                                     Japan
AST DeAm International Equity                 Large Company Growth                       Banks
AST MFS Global Equity                         Equity Value                               Basic Materials
AST PBHG Small-Cap Growth                     Equity Income                              Biotechnology
AST DeAm Small-Cap Growth                     Asset Allocation                           Consumer Cyclical
AST Federated Aggressive Growth               Total Return Bond 2                        Consumer Non-Cyclical
AST Goldman Sachs Small-Cap Value             Money Market                               Energy
AST Gabelli Small-Cap Value                                                              Financial
AST DeAm Small-Cap Value                      Evergreen Variable Annuity Trust           Healthcare
AST Goldman Sachs Mid-Cap Growth              International Equity 3,4                   Industrial
AST Neuberger & Berman Mid-Cap Growth         Special Equity                             Internet
AST Neuberger & Berman Mid-Cap Value          Special Values 5                           Pharmaceuticals
AST Alger All-Cap Growth                      Omega                                      Precious Metals
AST Gabelli All-Cap Value                     Foundation                                 Real Estate
AST T. Rowe Price Natural Resources           Strategic Income                           Semiconductor
AST Alliance Growth                           Growth & Income 6                          Technology
AST MFS Growth                                VA Fund 7                                  Telecommunications
AST Marsico Capital Growth                                                               Utilities
AST Goldman Sachs Concentrated Growth         First Defined Portfolio Fund LLC           Bull
AST DeAm Large-Cap Growth                     Target Managed VIP                         Bear
AST DeAm Large-Cap Value                      The Dow DART 10                            UltraBull 9
AST Alliance/Bernstein Growth + Value         Global Target 15                           OTC
AST Sanford Bernstein Core Value              S&P Target 24                              Short OTC
AST Cohen & Steers Real Estate                NASDAQ Target 15                           UltraOTC
AST Sanford Bernstein Managed Index 500       Value Line(R)Target 25                      Mid-Cap Value
AST American Century Income and Growth        First Trust(R)10 Uncommon Values            Mid-Cap Growth
AST Alliance Growth & Income                  First Trust(R)Energy                        UltraMid-Cap
AST MFS Growth with Income                    First Trust(R)Financial Services            Small-Cap Value
AST INVESCO Capital Income                    First Trust(R)Pharmaceutical                Small-Cap Growth
AST DeAm Global Allocation                    First Trust(R)Technology                    UltraSmall-Cap
AST American Century Strategic Balanced                                                  U.S. Government Plus
AST T. Rowe Price Asset Allocation            INVESCO Variable Investment Funds, Inc.    Rising Rates Opportunity
AST T. Rowe Price Global Bond                 Dynamics
AST Federated High Yield                      Technology                                 Liberty Variable Investment Trust 8
AST Lord Abbett Bond-Debenture                Health Sciences                            Liberty Equity VS
AST DeAm Bond                                 Financial Services                         Columbia Real Estate Equity  VS
AST PIMCO Total Return Bond                   Telecommunications                         Columbia High Yield VS
AST PIMCO Limited Maturity Bond
AST Money Market                              Rydex Variable Trust                       Stein Roe Variable Investment Trust 8
                                              Nova                                       Liberty Small Company Growth VS
Gartmore Funds                                Ursa                                       Liberty Asset Allocation VS
GVIT Developing Markets 1                     OTC                                        Liberty Federal Securities VS
                                                                                         Liberty Money Market VS
The Prudential Series Fund, Inc.
SP Jennison International Growth                                                         Davis Funds
                                                                                         Value Fund

1.       This Sub-account was formerly "Montgomery Variable Series" and this portfolio was formerly named "Emerging Markets."
2.       This portfolio was formerly named "WFVT Corporate Bond."
3.       This portfolio was formerly named "Evergreen VA International Growth."
4.       "Evergreen VA Global Leaders" merged into "Evergreen VA International Equity."
5.       This portfolio was formerly named "Evergreen VA Small-Cap Value."
6.       "Evergreen VA Capital Growth" merged into "Evergreen VA Growth & Income."
7.       "Evergreen VA Blue Chip" merged into "Evergreen VA Fund."
8.       The portfolios of the Galaxy VIP Fund were  reorganized  into  portfolios of the Stein Roe Variable  Investment  Trust and the
     Liberty Variable Investment Trust.
9.       This portfolio was formerly named "ProFunds VP Bull Plus."

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be  expected,  and in some cases  could be  substantial.  The  comparison  of the  performance  of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account is inappropriate.

See Note 4 for additional  information  about each Annuity and the charges made by the Separate  Account in relation to the Annuity and any optional benefits offered under the Annuity.

The  accompanying  financial  statements  include only contract owners' purchase  payments related to the variable  investment  options offered under the various Annuities, and does not provide information related to fixed allocations offered under the Annuities.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS

     The fair value of the investments in the  sub-accounts is based on the net asset values of the Portfolio shares held at the end of the current  period.  Transactions  are  accounted for on the trade date and dividend  income is  recognized on an accrual  basis.
     Realized gains and losses on sales of investments are determined on a first-in first-out basis.

     ESTIMATES

     The preparation of financial statements in conformity with accounting  principles generally accepted in the United States requires that management make estimates and  assumptions  that affect the reported  amounts of assets and liabilities as of the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

     INCOME TAXES

     American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains attributable to the Separate  Account;  therefore,  no charges for federal  income taxes are  currently  deducted  from the Separate  Account.  If
     American Skandia incurs income taxes attributable to the Separate Account, or determines that such taxes will be incurred,  it may make a charge for such taxes against the Separate Account.  Under current laws,  American Skandia may incur state and local income taxes (in  addition to premium  tax) in several  states.  The Company does not  anticipate  that these taxes will be  significant.
     However, American Skandia may make charges against the Separate Account in the event that the amount of these taxes changes.

     NEW ACCOUNTING PRONOUNCEMENT

     Statement of Position (SOP) 03-5 "Financial Highlights of Separate Accounts: An Amendment to the
     Audit and Accounting  Guide Audits of Investment  Companies"  was effective for fiscal years ending after December 15, 2003.   The
     adoption of the new  requirements of the SOP did not have a material impact on the results of operations or financial  position of the Separate Account, however the SOP did result in additional footnote disclosures.

3.       DIVIDENDS

During 2003,  certain of the  Portfolios  declared  dividends.  The amounts  accrued  and/or  accrued and paid by the Portfolios to the
Separate  Account  for its  share of the  dividends  were  reinvested  in  additional  full and  fractional  shares  of the  applicable
Portfolios.  Such additional full and fractional  shares of the Portfolios are reflected in the daily  calculation of the  accumulation unit value for each Sub-account of the Separate Account.

4.       CONTRACT CHARGES/FEATURES

Each  Annuity  funded  through  the  Separate  Account  is subject to  specific  fees and  charges,  some of which are  deducted  as an asset-based  charge by the Separate  Account,  while others are deducted either annually or at the time that certain  transactions  are made.

Insurance  Charge - The Insurance  Charge is the  combination  of the mortality and expense risk charge and the  administrative  charge deducted by the Separate  Account.  The Insurance Charge is expressed as an annual charge;  however the daily equivalent is deducted on a daily basis from the assets of the Separate  Account.  Prior to the  consolidation  of Separate  Account B (described in Note 6), the level of Insurance Charge determined which separate account was used to fund the particular annuity.

The following Insurance Charge levels apply to each Annuity product, as listed.

    Insurance Charge                                         Annuity Product Name
         0.65%            Choice,  Choice 2000,  ASAP III,  XTra Credit SIX,  Stagecoach  ASAP III,  Stagecoach  Xtra
                          Credit SIX
         1.00%            AS Impact, Defined Investments Annuity, Galaxy III
         1.25%            ASAIA, ASVIA
         1.40%            PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach
                          Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
                          XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS
                          Protector, Stagecoach Variable Annuity, Stagecoach VA+
         1.65%            Apex II, ASL II, ASL II Premier, Stagecoach APEX II
         2.25%            ASAIA w/ Guarantee

Distribution  Charge - The  Distribution  Charge is deducted by the Separate Account on four American  Skandia annuity  contracts.  The
Distribution  Charge is expressed as an annual  charge;  however the daily  equivalent  is deducted on a daily basis from the assets of the Separate Account.  The charge is deducted for the number of years indicated below and then no longer applies.

   Distribution Charge                      Annuity Product Name                            Period Deducted
          0.60%                         ASAP III, Stagecoach ASAP III                    Annuity Years 1-8 only
          1.00%                  XTra Credit SIX, Stagecoach XTra Credit SIX            Annuity Years 1-10 only

Annual  Maintenance Fee - An Annual  Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the
Annuity.  The Annual  Maintenance Fee on certain  contracts may be less than $35, may be zero or, under certain  circumstances,  may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

Transfer Fees - Transfer  Fees are charged at a rate of $10 for each transfer  after the 20th in each Annuity Year, as set forth in the respective prospectuses.

Contingent  Deferred  Sales Charges - Contingent  Deferred Sales Charges may apply to certain  withdrawals  from the annuities and upon surrender of the annuity.  When  applicable,  Contingent  Deferred Sales Charges will apply for a maximum number of years  depending on the type of contract.  The maximum  number of years may be based on the number of years since each Purchase  Payment is applied or from the issue date of the Annuity.  Certain  annuities  do not deduct a Contingent  Deferred  Sales  Charge upon  surrender or  withdrawal.
Please refer to the prospectus for your annuity contract for a complete  description of the Contingent  Deferred Sales Charge,  as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

Premium Taxes - Some states and  municipalities  impose premium taxes,  which currently range up to 3.5% on Variable  Immediate Annuity contracts.

Optional  Benefit Charges - Prior to November 18, 2002,  American  Skandia offered certain  optional  benefits as riders to the various annuity  contracts  where the  annual  charge to  purchase  the rider was  deducted  from the  annuity on an annual  basis in  arrears.
Effective as of November 18, 2002,  American  Skandia  offers riders for optional  benefits  whose annual charge is deducted on a daily basis from the assets in the  Separate  Account.  The daily  charge for the  optional  benefits  is  deducted in the same manner as the
Insurance  Charge and the  Distribution  Charge (if  applicable).  Annuity  Owners who elect to purchase an optional  benefit  purchase units of the Separate Account that reflect the Insurance  Charge,  Distribution  Charge (if applicable) and the charge for any optional benefit(s).  Annuity  owners who elected an optional  benefit  whose charge is deducted on an annual basis in arrears will  continue to have the applicable charge deducted in this manner.

Currently,  American  Skandia offers five different  optional  benefits,  as follows:  the Guaranteed  Return Option PlusSM (GRO Plus),
Guaranteed  Minimum Withdrawal  Benefit (GMWB),  Guaranteed  Minimum Income Benefit (GMIB), a Highest  Anniversary Value optional death benefit (HAV) and an Enhanced  Beneficiary  Protection  optional death benefit (EBP).  Currently,  the charge for GRO Plus, HAV and EBP is 0.25% per year,  respectively.  The charge  for GMWB is 0.35% per year and the  charge  for GMIB is 0.50% per year of the  Protected
Income Value.  Certain American Skandia annuity contracts may not be eligible to elect all or any optional benefits.

In 2003,  contract  charges are  reflected  on the  statement of changes as a reduction of units.  In prior  years,  these  charges are reflected in the statement of operations as administrative fees.

5.       ACCUMULATION UNIT VALUES

Accumulation  Unit Values (or "AUVs") are calculated for each  Sub-account  on each  Valuation Day. Each  Sub-account  may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

----------------------- ---------------------------------------------------------------------------------------------
  Asset-based Charge                                   Description of When Applicable
        Level
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.65%           Choice, Choice 2000 - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.90%           Choice, Choice 2000 - One 0.25% Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.00%           AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.15%           Choice, Choice 2000 - Two 0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.25%           AS Impact, Defined Investments Annuity, Galaxy III - One 0.25% Optional Benefit

                        ASAP III, Stagecoach ASAP III - No Optional Benefits

                        ASAIA, ASVIA
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.40%           Choice, Choice 2000 - Three 0.25% Optional Benefits

                        PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach
                        Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
                        XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                        Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.50%           Defined Investments Annuity - Two 0.25% Optional Benefits

                        Choice 2000 - with HAV, EBP and GMWB

                        ASAP III - One 0.25% Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.65%           ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
                        ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
                        Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                        Stagecoach Variable Annuity, Stagecoach VA+ - One 0.25% Optional Benefit

                        XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, ASL II Premier, Apex II, Stagecoach
                        Apex II  - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.75%           Defined Investments Annuity - Three 0.25% Optional Benefits

                        ASAP III, Stagecoach ASAP III - Two 0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.90%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR, Stagecoach VA+ - Two 0.25% Optional Benefits

                        XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, ASL II Premier, Apex II, Stagecoach
                        APEX II  - One 0.25% Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.00%           ASAP III, Stagecoach ASAP III - Three 0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.10%           ASAP III, Stagecoach ASAP III - with HAV, EBP and GMWB
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.15%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR - Three 0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.15%           XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, Apex II, Stagecoach Apex II  - Two
                        0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.25%           ASAP II - with HAV, EBP and GMWB

                        ASAIA w/ Guarantee*
                        *This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.40%           XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, Apex II, Stagecoach Apex II  - Three
                        0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.50%           XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, Apex II, Stagecoach Apex II - with
                        HAV, EBP and GMWB
----------------------- ---------------------------------------------------------------------------------------------

6.       CONSOLIDATION OF SEPARATE ACCOUNTS

Prior to November 18, 2002,  the Separate  Account was organized as a single  separate  account under  Connecticut  state law, with six different  Sub-account  classes structured based on the daily asset-based charge deducted by the Separate Account.  Each "class" of the
Separate  Account was registered as a distinct unit investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of the Separate  Account was  consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which was renamed  American  Skandia Life  Assurance  Corporation
Variable  Account B. Effective as of November 18, 2002,  each  Sub-account of the Separate  Account has multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge  for each  optional  benefit  offered  under  the  applicable  annuity  contracts  funded  through  the  Separate  Account.  The consolidation of the different classes of the Separate Account has no impact on Annuity Owners.

7.       RELATED PARTY AGREEMENTS

American  Skandia  Marketing,  Incorporated  serves as principal  underwriter and distributor of variable  annuity  contracts funded by interests in the Separate  Account,  without  remuneration  from the Separate Account.  American Skandia  Marketing,  Inc. and American
Skandia Life Assurance  Corporation are both wholly-owned  subsidiaries of American Skandia,  Inc., whose ultimate parent is Prudential
Financial, Inc.

8.       DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account  (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity,  the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe  the  diversification  requirements  for  variable  annuity  contracts.  The  Company  believes  the  underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

ITEM                                                                                                                   PAGE
----                                                                                                                   ----

--------------------------------------------

OTHER TAX RULES...........................................................................................................7
Federal Tax Status........................................................................................................7
------------------

GENERAL INFORMATION.......................................................................................................8
Voting Rights.............................................................................................................8
-------------
Modification..............................................................................................................8
------------
Deferral of Transactions..................................................................................................9
------------------------
Misstatement of Age or Sex................................................................................................9
--------------------------
Ending the Offer..........................................................................................................9
----------------

     AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF AMERICAN SKANDIA
       LIFE ASSURANCE CORPORATION..................................................................................................2
     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT B................................................................3

------------------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE ANNUITIES,  P.O. BOX 7040, BRIDGEPORT,  CONNECTICUT 06601-7040,  OR
TELEPHONE 1-800-766-4530.  OUR ELECTRONIC MAIL ADDRESS IS SERVICE@PRUDENTIAL.COM.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2004                                          Date of Statement of Additional Information:  May 1, 2004
WFVT APEXII - SAI (05/2004)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us") is a stock life insurance company domiciled in  Connecticut  with  licenses in all 50 states,  the  District of Columbia  and Puerto Rico.  American  Skandia is a  wholly-owned subsidiary of American  Skandia,  Inc.  ("ASI").  American  Skandia's  principal  business address is One Corporate Drive,  Shelton,
Connecticut 06484.

Effective May 1, 2003,  Skandia U.S. Inc., the sole  shareholder of ASI, which is the parent of American  Skandia,  was purchased by
Prudential  Financial,  Inc. Prudential  Financial,  Inc. is a New Jersey insurance holding company whose subsidiary companies serve individual and institutional  customers worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance  companies in the U.S. These  companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds,  annuities,  pension and  retirement  related  services and  administration,  asset  management, securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts.  However, Prudential Financial exercises significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance  of the  underlying  mutual funds or portfolios of underlying  mutual funds offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the
Portfolios.  Each  Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of Separate  Account B was consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1 Sub-accounts),  which was subsequently  renamed American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B has  multiple  Unit  Prices to reflect the daily  charge deducted for each combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge for each optional benefit offered under Annuity  contracts  funded through  Separate  Account B. The  consolidation of Separate Account B had no impact on Annuity Owners.

During  the  accumulation  phase,  we  offer  a  number  of  Sub-accounts.   Certain  Sub-accounts  may  not  be  available  in  all
jurisdictions.  If and when we obtain approval of the applicable  authorities to make such  Sub-accounts  available,  we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.

     The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment  Services,  Incorporated  ("ASISI"),  a co-investment  manager of American Skandia Trust and American Skandia Advisor Funds,  Inc., are also  wholly-owned  subsidiaries of ASI.  American Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a  wholly-owned  subsidiary  of ASI,  is a  service  company  that  provides  systems  and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity and life insurance  products we offer and  co-distributor  of American  Skandia
Trust and American  Skandia  Advisor Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer through  whom it  receives a portion  of  brokerage  commissions  in  connection  with  purchases  and sales of  securities  held by
Portfolios of American Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements  with  broker-dealers  who are  registered under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration  ("firms").  Applications  for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Commissions  are paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a  portion  of the  compensation,  depending  on the  practice  of his or her firm.  Commissions  are  generally  based on a percentage of Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower  initial  commission  plus  ongoing  annual  compensation  based on all or a portion of  Account  Value.  We may also  provide compensation  to the  distributing  firm for  providing  ongoing  service to you in relation to the Annuity.  Commissions  and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In  addition,  in an effort to promote the sale of our products  (which may include the  placement  of American  Skandia  and/or the
Annuity on a preferred or recommended  company or product list and/or access to the firm's  registered  representatives),  we or ASM may enter into compensation  arrangements with certain  broker-dealer firms or branches of such firms with respect to certain or all registered  representatives  of such firms under which such firms may receive  separate  compensation  or  reimbursement  for, among other things,  training of sales personnel and/or marketing  and/or  administrative  and/or other services they provide to us or our affiliates.  To the  extent  permitted  by NASD  rules  and  other  applicable  laws and  regulations,  ASM may pay or  allow  other promotional  incentives  or payments  in the form of cash or non-cash  compensation.  These  arrangements  may not be offered to all firms  and the terms of such  arrangements  may  differ  between  firms.  You  should  note that  firms  and  individual  registered representatives  and branch  managers  within some firms  participating  in one of these  compensation  arrangements  might  receive greater  compensation  for selling the Annuity than for selling a different  annuity  that is not  eligible  for these  compensation arrangements.  While  compensation  is  generally  taken into  account as an expense in  considering  the charges  applicable  to an annuity  product,  any such  compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  Overall compensation  paid to the distributing  firm does not exceed,  based on actuarial  assumptions,  8.5% of the total Purchase Payments made. Your registered  representative  can provide you with more  information  about the compensation  arrangements  that apply upon the sale of the Annuity.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2003: $182,550,093;  2002: $193,374,436;  2001:
$193,056,109.

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any dividend or capital gain  distribution  declared by the  Portfolio at the end of the  current  Valuation  Period  and paid (in the case of a  Portfolio  that  declares  dividends  on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a
                                                                                                                         -----
reduction to the interest rate determined according to the index.
---------

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of
     -----
indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).
    ---------

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA.

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
--------------------------------------------
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

For purposes of this provision:
|X|      "Strips"  are a form of  security  where  ownership  of the  interest  portion of United  States  Treasury  securities  are separated from ownership of the underlying principal amount or corpus.
|X|      "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
|X|      "Option-adjusted  Spread" is the difference between the yields on corporate debt securities  (adjusted to disregard options on such  securities)  and government debt  securities of comparable  duration.  We currently use the Merrill Lynch 1 to 10 year
     Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

                                                    [(1+I) / (1+J+0.0010)]N/365
                                                               where:

                  I is the Strip Yield as of the start date of the Guarantee  Period for coupon Strips  maturing at the end of the  applicable  Guarantee  Period plus the  Option-adjusted  Spread.  If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  J is the Strip Yield as of the date the MVA formula is being applied for coupon  Strips  maturing at the end of the applicable  Guarantee Period plus the  Option-adjusted  Spread. If there are no
                  Strips  maturing  at that time,  we will use the Strip  Yield for the Strips  maturing as soon as possible after the Guarantee Period ends.

                  N is the number of days remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/365.

No MVA applies in  determining  a Fixed  Allocation's  Account  Value on its Maturity  Date.  The formula may be changed for certain
Special Purpose Fixed Allocations, as described in the Prospectus.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

OTHER TAX RULES
---------------

Federal Tax Status
------------------

1.       Diversification.

     The Internal  Revenue Code provides that the underlying  investments for the variable  investment  options must satisfy certain diversification  requirements.  Each  Portfolio is required to diversify  its  investments  each quarter so that no more than 55% of the value of its assets is represented by any one investment,  no more than 70% is represented by any two investments,  no more than
80% is represented by any three  investments,  and no more than 90% is represented by any four  investments.  Generally,  securities of a single issuer are treated as one investment and obligations of each U.S.  Government  agency and  instrumentality  (such as the
Government National Mortgage  Association) are treated as issued by separate issuers. In addition,  any security issued,  guaranteed or insured (to the extent so  guaranteed  or insured) by the United  States or an  instrumentality  of the U.S. will be treated as a security issued by the U.S. Government or its  instrumentality,  whichever is applicable.  We believe the portfolios  underlying the variable investment options for the contract meet these diversification requirements.

2.       Investor Control.

     Treasury  Department  regulations do not provide guidance  concerning the extent to which you may direct your investment in the particular  investment  options without causing you, instead of us to be considered the owner of the underlying  assets.  Because of this uncertainty,  or in response to other changes in tax laws or regulations,  we reserve the right to make such changes as we deem necessary to assure that the contract  qualifies as an annuity for tax purposes.  Any such changes will apply  uniformly to affected owners and will be made with such notice to affected contractowners as is feasible under the circumstances.

3.       Entity Owners.

     Where a contract is held by a non-natural person (e.g., a corporation),  other than as an agent or nominee for a natural person
(or in other  limited  circumstances),  the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

4.       Purchase Payments Made Before August 14, 1982.

     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982,  favorable tax rules may apply to certain  withdrawals  from the contract.  Generally,  withdrawals are treated as a recovery of your investment in the contract first until purchase  payments made before August 14, 1982 are withdrawn.  Moreover,  any income  allocable to purchase payments made before August 14,1982, is not subject to the 10% tax penalty.

5.       Generation-Skipping Transfers.

     If you transfer your contract to a person two or more  generations  younger than you (such as a grandchild or grandniece) or to a person that is more than 371/2years younger than you, there may be generation-skipping transfer tax consequences.

GENERAL INFORMATION

Voting Rights
-------------
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia Trust (the "Trust") has obtained an exemption  from the  Securities and Exchange
Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of  Trustees  of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the  sub-advisors  by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain information to shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
------------
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code;  (i)
make changes required by any change in other Federal or state laws relating to retirement  annuities or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
------------------------
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the  following  nationally  recognized  holidays:  New Year's Day,  Martin  Luther King,  Jr. Day,  Washington
Birthday's,  Good Friday,  Memorial Day,  Independence  Day, Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
--------------------------
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
----------------
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices  before the Annuity  Date under the terms of your  contract.  A maximum  Annuity Date may be required  by law.  The Annuity  Date may depend on the  annuity  option you choose.  Certain  annuity  options may not be  available depending on the age of the Annuitant.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the a2000  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment options 5 and 6, the cash value for the Annuitant (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any applicable  premium tax, the length of any Certain  Period,  the payment option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5 & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance Date is the date we receive, at our office, due proof satisfactory to us of the Annuitant's death and all other requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint Annuitants, the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or
              -------------------
              decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is
                                       ---
         equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

EXPERTS

PricewaterhouseCoopers  LLP, 100 Pearl  Street,  Hartford,  Connecticut  06103,  independent  auditors,  have audited the  financial statements of American Skandia Life Assurance  Corporation and American Skandia Life Assurance  Corporation  Variable Account B with respect to the year ended December 31, 2003.  Ernst & Young LLP, Goodwin Square,  225 Asylum Street,  Hartford,  Connecticut  06103,
independent auditors, have audited the financial statements of American Skandia Life Assurance Corporation and American Skandia Life
Assurance  Corporation  Variable  Account B with respect to the years ended December 31, 2002, 2001, 2000 and 1999. The consolidated financial  statements of American Skandia Life Assurance  Corporation at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 and the financial statements of American Skandia Life Assurance Corporation Variable Account B
at December 31, 2003 and for the periods ended December 31, 2003 and 2002 are included in this Statement of Additional  Information.
The  financial  statements  included  herein  have been  audited by  PricewaterhouseCoopers  LLP and Ernst & Young LLP,  independent auditors,  as set forth in their respective  reports thereon appearing  elsewhere herein and in the Prospectus,  and are included in reliance on such reports given on the authority of each firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation
American Skandia Life Assurance Corporation Variable Account B

The  statements  which  follow in Appendix A are those of American  Skandia Life  Assurance  Corporation  and American  Skandia Life
Assurance  Corporation  Variable  Account B Sub-accounts as of December 31, 2003 and for the years ended December 31, 2003 and 2002.
There may be other  Sub-accounts  included in Variable  Account B that are not available in the product  described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-766-4530.  You may also forward such a request  electronically  to our Customer Service Department at service@prudential.com.

                                              AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                    Report of Independent Auditors

To the Board of Directors and Stockholder
of American Skandia Life Assurance Corporation:

In our opinion,  the financial  statements  listed in the accompanying  index present fairly, in all material  respects,  the financial position  of American  Skandia  Life  Assurance  Corporation  (an indirect  wholly-owned  subsidiary  of  Prudential  Financial,  Inc., effective May 1, 2003) at December 31, 2003, and the results of its operations  and its cash flows for the eight months ended December 31,
2003 in conformity with accounting  principles  generally accepted in the United States of America.  These financial statements are the responsibility of the Company's  management;  our  responsibility  is to express an opinion on these financial  statements based on our audit. We conducted our audit of these  statements in accordance  with auditing  standards  generally  accepted in the United States of
America,  which require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial  statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements,  assessing the accounting  principles  used and  significant  estimates  made by management,  and evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 27, 2004

                                                    Report of Independent Auditors

To the Board of Directors and Stockholder
of American Skandia Life Assurance Corporation:

In our opinion,  the financial  statements listed in the accompanying  index present fairly, in all material  respects,  the results of
operations  and  cash flows  of American  Skandia Life Assurance  Corporation (an indirect   wholly-owned  subsidiary  of  Prudential
Financial, Inc., effective May 1, 2003) and its subsidiary for the period from January 1, 2003 through April 30, 2003 in conformity with accounting  principles  generally  accepted in the United States of America.  These financial  statements are the responsibility of the
Company's  management;  our responsibility is to express an opinion on these financial  statements based on our audit. We conducted our audit of these  statements in accordance  with auditing  standards  generally  accepted in the United States of America,  which require that we plan and  perform  the audit to obtain  reasonable  assurance  about  whether  the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements,  assessing the  accounting  principles  used and  significant  estimates  made by  management,  and  evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 27, 2004

                                                    Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying  consolidated  statements of financial  position of American  Skandia Life Assurance  Corporation (the
Company) as of December 31, 2002 and 2001,  and the related  consolidated  statements of operations  and  comprehensive  income (loss), stockholder's  equity,  and cash flows for each of the two years in the period ended December 31, 2002. These financial  statements are the  responsibility of the Company's  management.  Our  responsibility is to express an opinion on these financial  statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2002 and 2001,  and the  consolidated  results of their operations  and their cash flows for each of the two years in the period  ended  December  31,  2002,  in  conformity  with  accounting principles generally accepted in the United States.

As  discussed  in Note 2, in 2002 the  Company  adopted  Statement  of  Financial  Accounting  Standards  No. 142,  Goodwill  and Other
Intangible Assets.

As  discussed  in Note 2,  effective  January 1, 2001,  the Company  adopted  Statement  of  Financial  Accounting  Standards  No. 133,
Accounting for Derivative Instruments and Hedging Activities.

/s/ ERNST & YOUNG LLP

Hartford, Connecticut
February 3, 2003

American Skandia Life Assurance Corporation

Consolidated Statements of Financial Position
December 31, 2003 and 2002 (in thousands)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             Successor          Predecessor
                                                                         ------------------   -----------------
                                                                               2003                 2002
                                                                         ------------------   -----------------
ASSETS
Fixed maturities available for sale,
   at fair value (amortized cost, 2003: $427,705; 2002: $379,422)          $     425,231        $     398,601
Equity securities trading, at fair value (cost of $54,792)                        59,485                    -
Equity securities available for sale, at fair value (cost of $52,017)                  -               51,769
Policy loans                                                                       8,371                7,559
Short-term investments                                                            39,587                    -
Other short-term investments                                                           -               10,370
                                                                         ------------------   -----------------
   Total investments                                                             532,674              468,299
Cash and cash equivalents                                                              -               51,339
Deferred policy acquisition costs                                                122,572            1,117,544
Accrued investment income                                                          3,969                4,196
Reinsurance recoverable                                                            3,819                5,447
Receivables from Parent and affiliates                                             3,200                2,810
Deferred tax asset                                                               256,950               38,206
Valuation of business acquired                                                   402,169                    -
Other assets                                                                      94,568              115,131
Separate account assets                                                       25,817,612           21,905,613
                                                                         ------------------   -----------------
TOTAL ASSETS                                                               $  27,237,533        $  23,708,585
                                                                         ==================   =================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                            $     132,234        $     140,496
Future policy benefits and other policyholder liabilities                         13,681                8,853
Income taxes payable                                                              34,528                6,547
Payables to Parent and affiliates                                                 16,396                2,223
Securities sold under agreements to repurchase                                    20,850                    -
Short-term borrowing                                                             116,000               10,000
Future fees payable to American Skandia, Inc. ("ASI")                            307,879              708,249
Surplus notes                                                                          -              110,000
Other liabilities                                                                201,856              133,543
Separate account liabilities                                                  25,817,612           21,905,613
                                                                         ------------------   -----------------
Total liabilities                                                             26,661,036           23,025,524
                                                                         ------------------   -----------------

Contingencies (See Footnote 11)

Stockholder's Equity
Common stock, $100 par value;
     25,000 shares, authorized,
     issued and outstanding                                                        2,500                2,500
Paid-in-capital                                                                  485,100              595,049
Retained earnings                                                                 90,856               73,821
Deferred compensation                                                               (360)                   -
Accumulated other comprehensive (loss) income                                     (1,599)              11,691

                                                                         ------------------   -----------------
Total stockholder's equity                                                       576,497              683,061
                                                                         ------------------   -----------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                 $  27,237,533        $  23,708,585
                                                                         ==================   =================

                                            See Notes to Consolidated Financial Statements

     The purchase method of accounting was used to record the fair values of assets acquired and liabilities assumed by Prudential
       Financial, Inc. and "pushed-down" to the Company. This accounting will most notably result in decreased amortization and depreciation reported in future periods. Accordingly, the accompanying financial statements of the Company, when indirectly wholly-owned by Skandia Insurance Company Ltd., and the Company, currently indirectly wholly-owned by Prudential Financial, Inc., are not comparable in many material respects.

American Skandia Life Assurance Corporation

Consolidated Statements of Operations and Comprehensive Income
Eight months ended December 31, 2003, Four months ended April 30, 2003 and
----------------------------------------------------------------------------------------------------------------------------------
Years ended December 31, 2002 and 2001 (in thousands)

                                           Successor           Predecessor       Predecessor      Predecessor
                                         --------------      --------------    --------------   ---------------
                                          Eight months       Four months
                                             ended           ended April 30,
                                          December 31,
                                              2003                2003              2002              2001
                                         --------------      --------------    --------------   ---------------

REVENUES

Premiums                                  $   7,439           $   2,496        $    3,895         $    2,600
Policy charges and fee income               241,955             109,213           363,420           391,694
Net investment income (loss)                 26,707              (1,289)           18,415            27,308
Realized investment (losses) gains,            (472)             (4,601)           22,189            12,955
net
Asset management fees                        66,108              28,092            97,650           111,196
Other income                                  7,862                 618             1,945             1,594
                                         --------------      --------------    --------------   ---------------

Total revenues                              349,599             134,529           507,514           547,347
                                         --------------      --------------    --------------   ---------------

BENEFITS AND EXPENSES

Policyholders' benefits                      43,680              23,946            60,415            (3,379)
Interest credited to policyholders'
account balances                              4,689              13,693            83,911            61,818
General, administrative and other
expenses                                    159,973              97,640           631,255           448,641
                                         --------------      --------------    --------------   ---------------

Total benefits and expenses                 208,342             135,279           775,581           507,080
                                         --------------      --------------    --------------   ---------------

Income (loss) from operations before
income taxes                                141,257                (750)         (268,067)           40,267
                                         --------------      --------------    --------------   ---------------

Income tax expense (benefit)                 50,401              (8,544)         (102,810)            7,168
                                         --------------      --------------    --------------   ---------------

NET INCOME (LOSS)                            90,856               7,794          (165,257)           33,099
                                         --------------      --------------    --------------   ---------------

Other comprehensive (loss) income, net
of tax                                       (1,599)               (269)           10,930              (342)
                                         --------------      --------------    --------------   ---------------

TOTAL COMPREHENSIVE        INCOME
(LOSS)                                    $  89,257           $   7,525         $(154,327)       $   32,757
                                         ==============      ==============    ==============   ===============

                                            See Notes to Consolidated Financial Statements

     The purchase method of accounting was used to record the fair values of assets acquired and liabilities assumed by Prudential
       Financial, Inc. and "pushed-down" to the Company. This accounting will most notably result in decreased amortization and depreciation reported in future periods. Accordingly, the accompanying financial statements of the Company, when indirectly wholly-owned by Skandia Insurance Company Ltd., and the Company, currently indirectly wholly-owned by Prudential Financial, Inc., are not comparable in many material respects.

American Skandia Life Assurance Corporation

Consolidated Statements of Stockholder's Equity
Eight months ended December 31, 2003, Four months ended April 30, 2003 and Years ended December 31, 2002 and 2001 (in thousands)
------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Accumulated
                                                                                                      other             Total
                                                         Paid-in-      Retained       Deferred      comprehensive    stockholder's
                                           Common         capital      earnings     compensation      income             equity
                                            Stock
                                       -----------------------------------------------------------------------------------------------

Balance, January 1, 2001 (Predecessor)   $  2,500        $ 287,329     $ 205,979       $     -       $     1,103       $   496,911

Net income                             -        -                -        33,099             -                 -            33,099
Capital contributions                           -           48,000             -             -                              48,000
Change in foreign currency translation
 adjustments, net of taxes                      -                -             -             -               (67)              (67)
Change in net unrealized investment
 gains, net of reclassification adjustment
 and taxes                                      -                -             -             -              (275)             (275)
                                       -----------------------------------------------------------------------------------------------

Balance, December 31, 2001
(Predecessor)                               2,500          335,329       239,078             -               761           577,668

Net loss                               -        -                -      (165,257)            -                 -          (165,257)
Capital contributions                  -        -          259,720             -             -                 -           259,720
Change in foreign currency translation
 adjustments, net of taxes                      -                -              -            -              (630)             (630)
Change in net unrealized investment
 gains, net of reclassification adjustment
 and taxes                                      -                -              -            -            11,560            11,560
                                       -----------------------------------------------------------------------------------------------

 Balance, December 31, 2002
(Predecessor)                               2,500          595,049        73,821             -            11,691           683,061

Net income                             -        -                -         7,794             -                 -             7,794
Capital contributions                  -        -            2,183             -             -                 -             2,183
Change in foreign currency translation
 adjustments, net of taxes                      -                -             -             -               615               615
Change in net unrealized investment
 gains, net of reclassification adjustment
 and taxes                                      -                -             -             -              (884)             (884)

                                       -----------------------------------------------------------------------------------------------

Balance, April 30, 2003 (Predecessor)       2,500          597,232        81,615             -            11,422           692,769

Acquisition purchase accounting
adjustments (See Footnote 4)                    -         (112,187)      (81,615)            -           (11,422)         (205,224)
                                       -----------------------------------------------------------------------------------------------
Balance, May 1, 2003 opening balance
sheet (Successor)                           2,500          485,045             -             -                 -           487,545

Net income                                      -                -        90,856             -                 -            90,856
Stock-based compensation                        -               55             -             -                 -                55
Deferred compensation program                   -                -             -          (360)                -              (360)
Change in net unrealized investment
 gains, net of reclassification adjustment
 and taxes                                      -                -             -             -            (1,599)           (1,599)
                                        ----------------------------------------------------------------------------------------------
Balance, December 31, 2003 (Successor)   $  2,500        $ 485,100     $  90,856       $  (360)      $    (1,599)      $   576,497
                                       ===============================================================================================

                                            See Notes to Consolidated Financial Statements

     The purchase method of accounting was used to record the fair values of assets acquired and liabilities assumed by Prudential
       Financial, Inc. and "pushed-down" to the Company. This accounting will most notably result in decreased amortization and depreciation reported in future periods. Accordingly, the accompanying financial statements of the Company, when indirectly wholly-owned by Skandia Insurance Company Ltd., and the Company, currently indirectly wholly-owned by Prudential Financial, Inc., are not comparable in many material respects.

American Skandia Life Assurance Corporation

Consolidated Statements of Cash Flows
Eight months ended December 31, 2003, Four months ended April 30, 2003 and Years ended December 31, 2002 and 2001 (in thousands)
------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  Successor          Predecessor       Predecessor     Predecessor
                                                              -------------------   ---------------- ---------------- ---------------
                                                                 Eight months        Four months
                                                                ended December       ended April
                                                                   31, 2003            30, 2003           2002            2001
                                                              -------------------   ---------------- ---------------- ---------------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                               $    90,856           $     7,794       $ 165,257)       $  33,099
Adjustments to reconcile net income (loss) to net cash from
(used in) operating activities:
   Realized investment losses (gains), net                              472                 4,601         (22,189)         (12,955)
   Amortization and depreciation                                     58,447                 5,288          21,649           13,374
   Change in:
     Policy reserves                                                  6,580                 4,288           3,293          (38,742)
     Accrued investment income                                          515                  (288)            541              472
     Net receivable/payable to Parent and affiliates                 13,509                   124         (98,339)         104,123
     Policy loans                                                      (774)                  (38)         (1,000)          (2,813)
     Deferred policy acquisition costs                             (122,572)              (12,601)        265,737           14,911
     Income taxes payable/receivable                                 (3,030)                 (464)         37,084            4,083
     Other, net                                                      (1,249)               (3,588)       (169,312)          77,400
                                                              -------------------   ---------------- ---------------- ---------------
Cash Flows From (Used in) Operating Activities                       42,754                 5,116        (127,793)         192,952
                                                              -------------------   ---------------- ---------------- ---------------
CASH FLOWS USED IN INVESTING ACTIVITIES:
   Proceeds from the sale/maturity of
     fixed maturities available for sale                             75,101               131,628         367,263          390,816
   Payments for the purchase of
     fixed maturities available for sale                           (103,237)             (135,885)       (388,053)        (462,820)
   Proceeds from the sale of shares in equity securities             39,920                10,955          34,220           25,228
   Payments for the purchase of shares in equity
securities and dividend reinvestments                               (25,951)              (24,809)        (49,713)         (55,430)
   Short-term investments, net                                      (39,587)                    -               -                -
   Other short-term investments, net                                      -                 1,019          26,958            9,518

                                                              -------------------   ---------------- ---------------- ---------------
Cash Flows Used in Investing Activities                             (53,754)              (17,092)         (9,325)         (92,688)
                                                              -------------------   ---------------- ---------------- ---------------
CASH FLOWS (USED IN) FROM FINANCING ACTIVITIES:
   Capital contribution                                                   -                 2,183         259,720           48,000
   Decrease in future fees payable to ASI, net                      (80,393)              (63,343)        (91,223)        (137,982)
   Securities sold under agreements to repurchase                    20,850                     -               -                -
   Net increase in short-term borrowing                              71,000                35,000               -                -
   Pay down of surplus notes                                              -                     -         (34,000)         (15,000)
   Stock-based compensation                                              55                     -               -                -
   Deferred compensation program                                       (360)                    -               -                -
   Deposits to contract owner accounts                               42,361               155,034         192,263          276,827
   Withdrawals from contract owner accounts                        (153,384)              (63,357)       (164,964)        (130,476)
   Change in contract owner accounts, net of
investment earnings                                                  82,853               (77,809)         27,631         (154,271)
                                                              -------------------   ---------------- ---------------- ---------------
Cash Flows (Used in) From Financing Activities                      (17,018)              (12,292)        189,427         (112,902)
                                                              -------------------   ---------------- ---------------- ---------------

   Net (decrease) increase in cash and cash equivalents             (28,018)              (24,268)         52,309          (12,638)
   Change in foreign currency translation, net                            -                   947            (970)            (103)
   Cash and cash equivalents, beginning of period                    28,018                51,339               -           12,741
                                                              -------------------   ---------------- ---------------- ---------------
                                                              -------------------   ---------------- ---------------- ---------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                        $         -           $    28,018       $  51,339        $       -
                                                              ===================   ================ ================ ===============
                                                              ===================   ================ ================ ===============
   Income taxes paid (received)                                 $       877           $        13       $ (40,823)       $ (43,130)
                                                              ===================   ================ ================ ===============
                                                              ===================   ================ ================ ===============
   Interest paid (received)                                     $    14,454           $    (7,788)      $  23,967        $  56,831
                                                              ===================   ================ ================ ===============

                                            See Notes to Consolidated Financial Statements

     The purchase method of accounting was used to record the fair values of assets acquired and liabilities assumed by Prudential
       Financial, Inc. and "pushed-down" to the Company. This accounting will most notably result in decreased amortization and depreciation reported in future periods. Accordingly, the accompanying financial statements of the Company, when indirectly wholly-owned by Skandia Insurance Company Ltd., and the Company, currently indirectly wholly-owned by Prudential Financial, Inc., are not comparable in many material respects.
American Skandia Life Assurance Corporation
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Notes to Consolidated Financial Statements
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1.   BUSINESS

American  Skandia Life Assurance  Corporation  (the  "Company"),  with its principal  offices in Shelton,  Connecticut,  is an indirect wholly-owned subsidiary of Prudential Financial,  Inc. ("Prudential  Financial").  On December 19, 2002, Skandia Insurance Company Ltd.
(publ)  ("SICL"),  an insurance  company  organized  under the laws of the Kingdom of Sweden,  and the ultimate  parent  company of the
Company prior to May 1, 2003,  entered into a definitive  purchase  agreement  with  Prudential  Financial,  a New Jersey  corporation, whereby  Prudential  Financial  would  acquire the  Company and certain of its  affiliates  (the  "Acquisition").  On May 1, 2003,  the initial phase of the Acquisition was consummated.  This included  Prudential  Financial  acquiring 90% of Skandia U.S. Inc.'s ("SUSI"), an indirect parent of the Company,  outstanding  common stock. On September 9, 2003,  Prudential  Financial  acquired the remaining 10%
of SUSI's outstanding common stock for $165 million (see Notes 4 and 6 for additional information on the Acquisition).

The Company develops long-term savings and retirement  products,  which are distributed through its affiliated  broker/dealer  company,
American Skandia Marketing,  Incorporated.  The Company currently issues variable deferred and immediate  annuities for individuals and groups in the United States of America and its territories.

Prior to April 30, 2003, the Company had a 99.9%  ownership in Skandia Vida,  S.A. de C.V.  ("Skandia  Vida") which is a life insurance company  domiciled in Mexico.  Skandia Vida had total  shareholders'  equity of $5.0 million as of December 31, 2002 and had  generated losses of $2.2  million,  $2.7 million and $2.6 million for the four months ended April 30, 2003 and years ended  December 31, 2002 and
2001,  respectively.  As part of the  Acquisition,  the Company sold its  ownership  interest in Skandia Vida to SICL on April 30, 2003 for $4.6 million.  This transaction resulted in a loss of $422 thousand.

American Skandia,  Inc. ("ASI"), the direct parent of the Company,  intends to make additional capital contributions to the Company, as needed,  to enable it to comply with its reserve  requirements  and fund  expenses in  connection  with its  business.  The Company has complied with the National Association of Insurance  Commissioner's  ("NAIC") Risk-Based Capital ("RBC") reporting requirements and has total  adjusted  capital well above  required  capital.  The Company  expects to maintain  statutory  capital  between 310% and 330% of
Company Action Level Risk Based Capital.  Generally,  ASI is under no obligation to make such  contributions and its assets do not back the benefits  payable under the Company's  policyholder  contracts.  The Company  received  capital  contributions of $0, $2.2 million,
$259.7  million and $48.0  million  during the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended
December  31, 2002 and 2001,  respectively.  Of this,  $0, $1.3  million,  $4.5  million and $2.5  million,  respectively,  was used to support its investment in Skandia Vida.

The  Company is engaged  in a business  that is highly  competitive  because  of the large  number of stock and mutual  life  insurance companies and other entities engaged in marketing insurance products, and individual and group annuities.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation
The consolidated  financial  statements include the accounts of the Company and until April 30, 2003, its ownership interest in Skandia
Vida. The  consolidated  financial  statements have been prepared in accordance with accounting  principles  generally  accepted in the
United States ("U.S. GAAP").

Use of estimates
The  preparation  of financial  statements in conformity  with U.S. GAAP requires  management to make  estimates and  assumptions  that affect the reported  amounts of assets and  liabilities,  in particular  deferred  policy  acquisition  costs ("DAC") and future policy benefits,  and  disclosure of contingent  assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

Investments
Fixed  maturities  classified as "available  for sale" are carried at estimated fair value.  The amortized cost of fixed  maturities is written down to estimated  fair value if a decline in value is  considered  to be other than  temporary.  See the  discussion  below on realized  investment  gains and losses for a description of the accounting for impairment  adjustments.  Unrealized gains and losses on fixed maturities "available for sale" are included in "Accumulated other comprehensive (loss) income", net of income taxes.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Equity  securities,  trading,  as of the date of the Acquisition,  the Company changed its  classification of equity securities held in support  of a  deferred  compensation  plan from  available-for-sale  to  trading.  New  management  made this  decision  to align with
Prudential  Financial's  accounting  policy.  Prior to May 1, 2003,  these equity  securities were carried at estimated fair value with unrealized  gains and  losses  included  in  "Accumulated  other  comprehensive  (loss)  income",  net of income  taxes.  These  equity securities were fair valued on May 1, 2003 under purchase accounting and, therefore, there was no income statement impact for the change in  classification.  Such  investments are now carried at fair value with changes in unrealized gains and losses reported in the Consolidated  Statements of Operations and Comprehensive  Income,  as a component of "Other income".  The cost of equity securities is written down to estimated  fair value when a decline in value is considered to be other than  temporary.  See the  discussion  below on realized investment gains and losses for a description of the accounting for impairment adjustments.

Policy loans are carried at unpaid principal balances.

Short-term  investments  consist of highly  liquid debt  instruments  with a maturity of greater than three months and less than twelve months when purchased.  These  investments are carried at amortized cost, which because of their short-term  nature,  approximates fair value.

Other short-term  investments  consist of the Company's  investment in derivatives  held for purposes other than trading.  Prior to May
2003, the Company entered into derivative  instruments,  which consisted of equity put option contracts,  for risk management purposes, and not for  trading  or  speculation.  The  Company  economically  hedged the  guaranteed  minimum  death  benefit  ("GMDB")  exposure associated with equity market  fluctuations.  As the equity markets decline,  the Company's  exposure to future GMDB claims  increases.
Conversely,  as the equity markets increase,  the Company's  exposure to future GMDB claims  decreases.  The claims exposure is reduced by the market value effect of the option contracts purchased.

Based on criteria described in Statement of Financial  Accounting  Standards ("SFAS") No. 133,  "Accounting for Derivative  Instruments
and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS  133"),  the  Company's  fair value hedges did not qualify as "effective" hedges and, therefore,  hedge accounting was not applied.  Accordingly,  the derivative investments were carried at fair value with changes in unrealized  gains and losses being recorded in income as those changes  occurred.  As such, both realized and unrealized gains and losses are reported in the Consolidated  Statements of Operations and Comprehensive  Income, as a component of
"Realized investment (losses) gains, net".

The Company has had no  outstanding  derivative  positions  since May 17, 2003.  As of December 31, 2002,  the  accumulated  difference between  cost and market  value on the  Company's  derivatives  was an  unrealized  gain of $1.4  million.  The amount of realized  and unrealized  gains (losses) on the Company's  derivatives  recorded  during the eight months ended December 31, 2003,  four months ended
April 30,  2003 and years ended  December  31, 2002 and 2001 was ($516)  thousand,  ($8.8)  million  $31.8  million and $12.0  million, respectively.

Realized investment  (losses) gains, net are computed using the specific  identification  method.  Costs of fixed maturities and equity securities  are adjusted  for  impairments,  which are declines in value that are  considered  to be other than  temporary.  Impairment adjustments are included in "Realized  investment  (losses) gains, net" for fixed maturities and "Other income" for equity  securities.
In evaluating whether a decline in value is other than temporary,  the Company considers several factors including,  but not limited to the following:  (1) whether the decline is substantial;  (2) the duration (generally greater than six months);  (3) the reasons for the decline in value (credit event,  interest related or market fluctuation);  (4) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (5) the financial condition of and near-term prospects of the issuer.

Cash and cash equivalents
Cash and cash  equivalents  include  cash on hand,  amounts  due from banks,  money  market  instruments,  and other debt issues with a maturity of three months or less when purchased.

Valuation of business acquired
As a result of purchase  accounting,  the Company reports a financial asset  representing the valuation of business acquired  ("VOBA").
VOBA  represents  the present  value of future  profits  embedded in acquired  insurance and annuity  contracts.  VOBA is determined by estimating  the net present value of future cash flows from the  contracts in force at the date of  acquisition.  Future  positive cash flows  generally  include fees and other charges  assessed to the  contracts as long as they remain in force as well as fees  collected upon  surrender,  if applicable,  while future negative cash flows include costs to administer  contracts,  and benefit  payments.  The
Company  amortizes VOBA over the effective life of the acquired  contracts.  VOBA is amortized in proportion to estimated gross profits arising from the contracts and anticipated future experience,  which is evaluated  regularly.  The effect of changes in estimated gross profits on  unamortized  VOBA is reflected in "General,  administrative  and other  expenses" in the period such  estimates of expected future profits are revised.
American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Deferred policy acquisition costs
The costs that vary with and that are related  primarily to the  production of new  insurance and annuity  business are deferred to the extent  such costs are  deemed  recoverable  from  future  profits.  Such  costs  include  commissions,  costs of policy  issuance  and underwriting, and variable expenses.  DAC is subject to recoverability testing at the end of each accounting period.

Policy  acquisition costs are deferred and amortized over the expected life of the contracts  (approximately 25 years) in proportion to estimated gross profits arising  principally from investment  results,  mortality and expense margins,  and surrender  charges based on historical and  anticipated  future  experience,  which is updated  periodically.  The effect of changes to estimated  gross profits on unamortized deferred  acquisition costs is reflected in "General  administrative and other expenses" in the period such estimated gross profits are revised.  The deferred  policy  acquisition  cost asset was assigned a fair value of zero,  net of tax, as part of purchase accounting.

As asset growth rates,  during 2002 and 2001,  were far below the Company's  long-term  assumption,  the  adjustment to the  short-term asset  growth rate had risen to a level,  before  being  capped,  that in  management's  opinion was  excessive  in the current  market environment.  Based on an analysis of those short-term  rates, the related  estimates of future gross profits and an impairment  study, management of the Company  determined that the short-term  asset growth rate should be reset to the level of the long-term  growth rate expectation as of September 30, 2002.  This resulted in an acceleration of amortization of approximately $206.0 million.

Throughout 2002, the Company also updated its future estimated gross profits with respect to certain mortality  assumptions  reflecting actual experience and the decline in the equity markets resulting in additional increased amortization of approximately $72.0 million.

Securities sold under agreements to repurchase
Securities  sold under  agreements  to  repurchase  are treated as financing  arrangements  and are carried at the amounts at which the securities will be  subsequently  reacquired,  including  accrued  interest,  as specified in the respective  agreements.  Assets to be repurchased are the same, or  substantially  the same, as the assets  transferred and the  transferor,  through right of  substitution, maintains  the right and ability to redeem the  collateral  on short  notice.  The market  value of  securities  to be  repurchased  is monitored and additional  collateral is obtained,  where  appropriate,  to protect  against  credit  exposure.  The Company's  policies require a minimum of 100% of the fair value of securities purchased under repurchase agreements to be maintained as collateral.

Securities  repurchase  agreements are used to generate net investment  income.  These instruments are short-term in nature (usually 30 days or less).  Securities  sold under  repurchase  agreements are  collateralized  principally by cash. The carrying  amounts of these instruments  approximate  fair value because of the  relatively  short period of time between the  origination of the  instruments  and their expected realization.

Separate account assets and liabilities
Separate  account assets and liabilities are reported at estimated fair value and represent  segregated  funds,  which are invested for certain  policyholders and other customers.  The assets consist of equity securities,  fixed maturities,  short-term  investments,  and cash and cash  equivalents.  The assets of each account are legally  segregated  and are generally not subject to claims that arise out of any other business of the Company.  Investment  risks  associated  with market value changes are borne by the  customers,  except to the extent of minimum  guarantees made by the Company with respect to certain  accounts.  The investment income and gains or losses for separate  accounts  generally  accrue to the  policyholders  and are not included in the  Consolidated  Statements  of  Operations  and
Comprehensive  Income.  Mortality,  policy administration and surrender charges on the accounts are included in "Policy charges and fee income".  Asset management fees calculated on account assets are included in "Asset management fees".

"Separate  account assets" are  predominately  shares in American  Skandia Trust co-managed by American  Skandia  Investment  Services,
Incorporated  ("ASISI") and Prudential  Investments  LLC, which utilizes  various fund managers as  sub-advisors.  The remaining assets are shares in other mutual funds,  which are managed by independent  investment  firms. The contract holder has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds.  The investment risk on the variable  portion of a contract is borne by the contract  holder,  except to the extent of any  guarantees  by the Company,  which are not separate  account liabilities.  Fixed options with minimum  guaranteed  interest rates are also  available.  The Company bears the credit risk associated with the investments that support these fixed options.

Included in "Separate  account  liabilities"  are reserves of $1.8 billion at December 31, 2003 and 2002  relating to deferred  annuity investment  options for which the  contract  holder is  guaranteed a fixed rate of return.  These  reserves  are  calculated  using the
Commissioners  Annuity Reserve  Valuation Method.  "Separate account assets" of $1.8 billion at December 31, 2003 and 2002,  consisting of fixed maturities, equity securities, short-term securities, cash and cash equivalents, accrued investment
American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

income,  accrued liabilities and amounts due to/from the General Account,  are held in support of these annuity  obligations,  pursuant to state regulation.

Included in the general account,  within "Policyholders'  account balances",  is the difference between the statutory liability,  which is held in the separate account, and the U.S. GAAP liability associated with the guaranteed, fixed rate investment options.

Other assets and other liabilities
"Other  assets"  consists  primarily  of deferred  purchase  credits.  "Other  liabilities"  consists  primarily  of accrued  expenses, technical overdrafts and a liability to the participants of a deferred compensation plan.

The Company provides sales  inducements to contract  holders,  which primarily include an up-front bonus added to the contract holder's initial deposit for certain  annuity  contracts.  These costs are deferred and recognized in "Other  assets".  They are amortized using the same methodology and assumptions used to amortize DAC. The  amortization  expense is included as a component of "Interest  credited to policyholders' account balances".

Prior to May 1, 2003, the Company  deferred  certain bonus credits  applied to contract holder  deposits.  The credit was reported as a contract  holder  liability  within  "Separate  account  liabilities"  and the  deferred  expense was reported as a component of "Other assets".  As the contract  holder must keep the contract  in-force for 10 years to earn the bonus  credit,  the Company  amortized  the deferred  expense on a straight-line  basis over 10 years.  If the contract holder  surrenders the contract or the contract holder dies prior to the end of 10 years,  the bonus  credit is returned to the  Company.  This  component  of the bonus  credit was  amortized  in proportion to expected  surrenders and mortality.  As of December 31, 2003 and 2002, the unearned  performance  credit asset was $0 and
$83.3  million,  respectively.  The deferred  bonus  credit  asset was  assigned a fair value of zero,  net of tax, as part of purchase accounting.  Updated versions of the Company's core products no longer contain this feature.

"Other assets" also consists of state  insurance  licenses.  Licenses to do business in all states have been  capitalized and reflected at the  purchase  price of $4.0  million at December  31,  2003.  Due to the  adoption of SFAS No. 142  "Accounting  for  Goodwill  and
Intangible  Assets",  the cost of the  licenses is no longer being  amortized  but is subjected  to an annual  impairment  test.  As of
December 31, 2003, the Company estimated the fair value of the state insurance  licenses to be in excess of book value and,  therefore, no impairment charge was required.

Contingencies
Amounts  related to  contingencies  are  accrued if it is probable  that a  liability  has been  incurred  and an amount is  reasonably estimable.

Insurance revenue and expense recognition
Revenues for variable  deferred annuity  contracts  consist of charges against  contract owner account values or separate  accounts for mortality  and expense  risks,  administration  fees,  surrender  charges and an annual  maintenance  fee per  contract.  Revenues  for mortality and expense risk charges and  administration  fees are recognized as assessed against the contract  holder.  Surrender charge revenue is recognized when the surrender  charge is assessed against the contract holder at the time of surrender.  Annual  maintenance fees are earned ratably throughout the year.

Benefit  reserves for the variable  investment  options on annuity  contracts  represent  the account  value of the  contracts  and are included in "Separate account liabilities".

Revenues for variable  immediate  annuity and  supplementary  contracts  with life  contingencies  consist of certain  charges  against contract owner account values  including  mortality and expense risks and  administration  fees.  These charges and fees are recognized as revenue as assessed against the contract holder.  Benefit reserves for variable  immediate annuity  contracts  represent the account value of the contracts and are included in "Separate account liabilities".

Revenues for the market value adjusted fixed  investment  option on annuity  contracts  consist of separate account  investment  income reduced by amounts  credited to the contract  holder for interest.  This net spread is included in "Net  investment  income  (loss)" on the Consolidated  Statements of Operations and Comprehensive  Income.  Benefit reserves for these contracts represent the account value of the contracts plus a market value  adjustment,  and are included in the general  account  "Policyholders'  account  balances" to the extent in excess of the separate account assets, typically for the market value adjustment at the reporting date.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenues for fixed immediate annuity and fixed  supplementary  contracts without life  contingencies  consist of net investment income.
Revenues for fixed  immediate  annuity  contracts  with life  contingencies  consist of single premium  payments  recognized as annuity considerations  when received.  Benefit reserves for these contracts are based on applicable  actuarial standards with assumed interest rates that vary by issue year and are  included in the general  account  "Policyholders'  account  balances".  Assumed  interest  rates ranged from 6.25% to 8.25% at December 31, 2003 and 2002.

Revenues for variable life insurance  contracts  consist of charges  against  contract  owner account  values or separate  accounts for mortality and expense risk fees,  administration  fees, cost of insurance fees,  taxes and surrender  charges.  Certain  contracts also include charges against  premium to pay state premium taxes.  All of these charges are recognized as revenue when assessed  against the contract  holder.  Benefit  reserves for variable  life  insurance  contracts  represent  the account  value of the  contracts  and are included in "Separate account liabilities".

Certain  annuity  contracts  provide  the  holder a  guarantee  that the  benefit  received  upon  death will be no less than a minimum prescribed  amount that is based upon a combination  of net deposits to the  contract,  net deposits to the contract  accumulated  at a specified rate or the highest  historical account value on a contract  anniversary.  To the extent the GMDB exceeds the current account value at the time of death,  the  Company  incurs a cost that is recorded as  "Policyholders'  benefits"  for the period in which death occurs.

Premiums,  benefits and expenses are stated net of reinsurance  ceded to other companies.  Estimated  reinsurance  recoverables and the cost of reinsurance  are recognized  over the life of the reinsured  policies using  assumptions  consistent with those used to account for the underlying policies.

Foreign currency translation adjustments
The  financial  position and results of  operations  of Skandia Vida were measured  using local  currency as the  functional  currency.
Assets and liabilities  were  translated to U.S.  dollars at the exchange rate in effect at the end of the period.  Revenues,  benefits and other expenses were translated at the average rate prevailing during the period.  Cumulative  translation  adjustments arising from the use of differing  exchange rates from period to period were charged or credited  directly to "Other  comprehensive  (loss) income."
The cumulative effect of changes in foreign exchange rates was included in "Accumulated other comprehensive (loss) income".

Asset management fees
In accordance with an agreement with ASISI, the Company  receives fee income  calculated on policyholder  account balances  invested in the American  Skandia Trust.  In addition,  the Company  receives fees calculated on policyholder  account  balances  invested in funds managed by companies  other than ASISI.  Asset  management  fees are  recognized as income when earned.  These revenues are recorded as
"Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income.

Reinsurance
The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements  provide additional capacity for growth in  supporting  the cash flow strain  from the  Company's  variable  annuity  and  variable  life  insurance  business.  The reinsurance is effected under quota share contracts.

At December  31, 2003 and 2002,  in  accordance  with the  provisions  of the  modified  coinsurance  agreements,  the Company  accrued approximately  $3.8 million and $5.4 million,  respectively,  for amounts receivable from favorable  reinsurance  experience on certain blocks of variable annuity business.

Income taxes
Prior to the acquisition of SUSI by Prudential  Financial,  the Company was included in the  consolidated  federal income tax return of
SUSI and filed  separate  state income tax returns.  Due to provisions in the Internal  Revenue Code,  the Company will not be eligible to join in the filing of the Prudential  Financial  consolidated  federal  income tax return until 2009. As a result,  the Company will file a separate federal tax return through 2008.  In addition, the Company will continue to file separate state income tax returns.

Deferred  income taxes are  generally  recognized,  based on enacted  rates,  when assets and  liabilities  have  different  values for financial  statement  and tax  reporting  purposes.  A valuation  allowance  is recorded to reduce a deferred tax asset to that portion that is expected to more likely than not be realized.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Future fees payable to ASI
In a series of  transactions  with ASI,  the  Company  sold  certain  rights to receive a portion of future fees and  contract  charges expected to be realized on  designated  blocks of deferred  annuity  contracts.  The  proceeds  from the sales have been  recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method.

Stock-based compensation
In 2003, Prudential Financial issued stock-based  compensation  including stock options,  restricted stock,  restricted stock units and performance  shares.  Effective  January 1, 2003,  Prudential  Financial changed its accounting for employee stock options to adopt the fair value  recognition  provisions of SFAS No. 123 "Accounting for Stock-Based  Compensation,"  as amended,  prospectively for all new awards  granted to  employees  on or after  January 1, 2003.  Accordingly,  results of  operations  of the Company for the eight months ended ended December 31, 2003, include costs of $106 thousand associated with stock-based  compensation issued by Prudential  Financial to certain  employees and  non-employees  of the Company and the  Consolidated  Statements of Financial  Position at December 31, 2003,
includes a reduction  in equity for  deferred  compensation.  Prior to January 1, 2003,  Prudential  Financial  accounted  for employee
stock  options  using  the  intrinsic   value  method  of  APB  No.  25  "Accounting  for  Stock  Issued  to  Employees,"  and  related interpretations.  Under this method,  Prudential Financial and the Company did not recognize any stock-based  compensation costs as all options granted had an exercise price equaled to the market value of Prudential Financial's Common Stock on the date of grant.

New accounting pronouncements
In July 2003,  the  Accounting  Standards  Executive  Committee  ("AcSEC") of the American  Institute of Certified  Public  Accountants
("AICPA")  issued Statement of Position ("SOP") 03-01,  "Accounting and Reporting by Insurance  Enterprises for Certain  Nontraditional
Long-Duration  Contracts and for Separate  Accounts." AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60,  "Accounting and Reporting by Insurance  Enterprises," and SFAS No. 97, "Accounting and Reporting by Insurance
Enterprises  for Certain  Long-Duration  Contracts  and for Realized  Gains and Losses from the Sale of  Investments"  and the need for interpretive  guidance to be developed in three areas:  separate account presentation and valuation;  the accounting  recognition given sales inducements (bonus interest,  bonus credits,  persistency bonuses); and the classification and valuation of certain long-duration contract liabilities.

The most  significant  accounting  implications  of the SOP are as follows:  (1)  reporting  and measuring  assets and  liabilities  of separate account  products as general account assets and liabilities  when specified  criteria are not met; (2) reporting and measuring seed money in separate  accounts as general  account assets based on the insurer's  proportionate  beneficial  interest in the separate account's  underlying  assets;  (3) capitalizing  sales  inducements that meet specified  criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing  deferred  acquisition  costs, but immediately  expensing those sales  inducements  accrued or credited if such  criteria are not met; (4)  recognizing  contractholder  liabilities  for: (a) modified guaranteed  (market  value  adjusted)  annuities  at accreted  balances  that do not include the then current  market  value  surrender adjustment,  (b) two-tier annuities at the lower  (non-annuitization)  tier account value, (c) persistency  bonuses at amounts that are not reduced for expected  forfeitures,  (d) group pension  participating and similar general account "pass through"  contracts that are not accounted for under SFAS No. 133 at amounts based on the fair value of the assets or index that  determines the  investment  return pass through;  (5)  establishing  an  additional  liability  for GMDB and similar  mortality and morbidity  benefits only for contracts determined  to have  mortality  and  morbidity  risk that is other than  nominal  and when the risk  charges  made for a period are not proportionate to the risk borne during that period;  and (6) for contracts  containing an annuitization  benefits contract feature,  if such contract feature is not accounted for under the provisions of SFAS No. 133  establishing an additional  liability for the contract feature if the present  value of expected  annuitization  payments at the expected  annuitization  date  exceeds the  expected  account balance at the expected annuitization date.

The Company will adopt the SOP effective  January 1, 2004.  The effect of initially  adopting this SOP will be reported as a cumulative effect  of a change  in  accounting  principle  in the 2004  results  of  operations,  which  the  Company  expects  to be a charge  of approximately  $22 million before taxes or approximately  $14 million,  net of taxes. This charge is caused primarily by an increase in reserves for GMDB relating to our individual  variable annuity contracts and the impact of converting  certain  individual market value adjusted annuity ("MVA") contracts from separate account accounting treatment to general account accounting treatment.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In June 2001, the Financial  Accounting  Standards  Board (the "FASB")  issued SFAS No. 142,  "Goodwill and Other  Intangible  Assets."
SFAS No. 142 requires  that an  intangible  asset  acquired  either  individually  or with a group of other  assets shall  initially be recognized  and  measured  based on fair  value.  An  intangible  asset with a finite  life is  amortized  over its useful  life to the reporting entity;  an intangible asset with an indefinite  useful life,  including  goodwill,  is not amortized.  All intangible assets shall be tested for impairment in accordance with the statement.

The Company  applied the new rules on the  accounting  for  goodwill  and other  intangible  assets in the first  quarter of 2002.  The adoption of SFAS 142 did not have a significant impact on the Company's financial statements.

Effective April 1, 2001, the Company  adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of Interest Income and
Impairment  on Purchased  and Retained  Beneficial  Interests in  Securitized  Financial  Assets."  Under the  consensus,  investors in certain  asset-backed  securities are required to record changes in their estimated yield on a prospective  basis and to evaluate these securities  for an other than  temporary  decline in value.  If the fair value of the  asset-backed  security  has  declined  below its carrying  amount and the decline is determined  to be other than  temporary,  the security is written down to fair value.  The adoption of EITF Issue 99-20 did not have a significant effect on the Company's financial statements.

Effective  January 1, 2001,  the Company  adopted  SFAS No. 133.  Derivative  instruments  held by the Company  consisted of equity put option  contracts  utilized to manage the economic  risks  associated  with GMDB.  These  derivative  instruments  were carried at fair value.  Realized and unrealized gains and losses were reported in the Consolidated  Statements of Operations and  Comprehensive  Income
as a component  of "Realized  investment  (losses)  gains,  net".  The  adoption of SFAS No. 133 did not have a material  effect on the
Company's financial statements.

Reclassifications
Certain amounts in the prior years have been reclassified to conform to the current year presentation.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

3.   INVESTMENTS

Fixed Maturities and Equity Securities:
The following tables provide additional information relating to fixed maturities and equity securities as of December 31:

                                                                              2003
                                                 ----------------------------------------------------------------
                                                                    Gross            Gross
                                                  Amortized       unrealized       unrealized       Estimated
                                                     cost           gains            losses         fair value
                                                 -------------   --------------   --------------  ---------------
                                                                         (in thousands)
Fixed maturities available for sale
Bonds:
  U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                                        $ 101,843       $    115          $   (500)     $  101,458

    States, municipalities and political
subdivisions                                         164,590             47            (1,434)        163,203

    Mortgage-backed securities                         2,638              9                 -           2,647

    Public utilities                                  11,192             47              (123)         11,116

    All other corporate bonds                        147,442            501            (1,136)        146,807

                                                 -------------   --------------   --------------  --------------
Total fixed maturities available for sale          $ 427,705       $    719          $ (3,193)     $  425,231
                                                 =============   ==============   ==============  ==============

Equity securities trading                          $  54,792       $  4,866          $   (173)     $   59,485
                                                 =============   ==============   ==============  ==============

                                                                              2002
                                                 ---------------------------------------------------------------
                                                                    Gross            Gross
                                                   Amortized      unrealized       unrealized       Estimated
                                                     cost            gains           losses        fair value
                                                 --------------  --------------   --------------  --------------
                                                                         (in thousands)
Fixed maturities available for sale
Bonds:
  U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                                        $ 257,969       $   15,658       $       -       $ 273,627

    States, municipalities and political                 253                9              (1)            261
subdivisions

    Mortgage-backed securities                        13,000                -             (78)         12,922

    Public utilities                                   6,093              376             (18)          6,451

    All other corporate bonds                        102,107            3,255             (22)        105,340

                                                 --------------  --------------   --------------  --------------
Total fixed maturities available for sale          $ 379,422       $   19,298       $    (119)      $ 398,601
                                                 ==============  ==============   ==============  ==============

Equity securities available for sale               $  52,017       $     136        $    (384)      $  51,769
                                                 ==============  ==============   ==============  ==============

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

3.   INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2003 is shown below:

                                                        Available for sale
                                               --------------------------------------
                                                  Amortized           Estimated
                                                     cost             fair value
                                               -----------------  -------------------
                                                          (in thousands)

        Due in one year or less                  $      21,412      $      21,424

        Due after one year through five years          239,186            238,777

        Due after five years through ten years         149,879            148,020

        Due after ten years                             14,590             14,363

        Mortgage-backed securities                       2,638              2,647
                                               -----------------  -------------------

        Total                                    $     427,705      $     425,231
                                               =================  ===================

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds  from the sale of fixed  maturities  available  for sale during the eight  months ended  December 31, 2003,  four months ended
April 30, 2003 and years ended  December 31, 2002 and 2001,  were $7.7 million,  $129.0  million,  $367.2  million and $386.8  million, respectively.  Proceeds  from the maturity of fixed  maturities  available  for sale during the eight  months ended  December 31, 2003, four months ended April 30, 2003, and years ended December 31, 2002 and 2001, were $67.4 million,  $2.6 million,  $50 thousand and $4.0 million,  respectively.  Gross gains of $430 thousand,  $5.6 million, $8.2 million and $8.9 million, and gross losses of $386 thousand,
$150  thousand,  $4.5  million,  and $4.4 million were  realized on those sales during the eight months ended  December 31, 2003,  four months ended April 30, 2003, and years ended December 31, 2002 and 2001, respectively.

Due to the application of purchase  accounting on May 1, 2003, all fixed maturities and equity  securities,  which are in an unrealized loss  position as of December  31, 2003,  have been in such a position  for less than 12 months as of December  31, 2003.  Based on the above information in conjunction with other factors as outlined in our policy  surrounding  other than temporary  impairments (see Note
2), we have concluded that an adjustment  for other than  temporary  impairments is not warranted at December 31, 2003.  Writedowns for impairments  which were deemed to be other than  temporary  for equity  securities  was $3.8  million for the year ended  December  31,
2002.  There were no writedowns during the other periods.

As of the date of the  Acquisition,  the  Company  changed  its  classification  of equity  securities  held in  support  of a deferred compensation  plan from  available-for-sale  to  trading.  New  management  made this  decision  to align with  Prudential  Financial's accounting  policy.  These equity  securities were fair valued on May 1, 2003 under purchase  accounting and,  therefore,  there was no income  statement  impact for the change in  classification.  Such investments are now carried at fair value with changes in unrealized gains and losses reported in the Consolidated Statements of Operations and Comprehensive Income, as a component of "Other income".

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

3.   INVESTMENTS (continued)

Investment Income and Investment Gains and Losses

Net investment income (loss) arose from the following sources for the eight months ended December 31, 2003, four months ended April
30, 2003, and years ended December 31, 2002 and 2001:

                                                    Successor                         Predecessor
                                               --------------------- ----------------------------------------------

                                                Eight months ended    Four months ended
                                                December 31, 2003      April 30, 2003       2002          2001
                                               --------------------- ----------------------------------------------
                                                                         (in thousands)

  Fixed maturities - available for sale               $     7,547         $    5,342        $ 18,015    $  18,788
  Fixed, market value adjusted investment                  20,713             (6,350)            482        8,873
return
  Equity securities - available for sale                        -                412             809          622
  Policy loans                                                335                101             403          244
  Short-term investments and cash equivalents                 230                319           1,116          909
                                               --------------------- ----------------------------------------------
  Gross investment income (loss)                           28,825               (176)         20,825       29,436
       Less:  investment expenses                          (2,118)            (1,113)         (2,410)      (2,128)
                                               --------------------- ----------------------------------------------
  Net investment income (loss)                        $    26,707         $   (1,289)       $ 18,415    $  27,308
                                               ===================== ==============================================

Realized  investment  (losses) gains,  net including  charges for other than temporary  reductions in value, for the eight months ended
December 31, 2003, four months ended April 30, 2003, and years ended December 31, 2002 and 2001 were from the following sources:

                                                   Successor                         Predecessor
                                             ----------------------------------------------------------------------

                                              Eight months ended    Four months ended      2002          2001
                                               December 31, 2003      April 30, 2003
                                             ----------------------------------------------------------------------
                                                                        (in thousands)

  Fixed maturities                                 $       44            $    5,465        $  3,746    $  4,462
  Equity securities - available for sale                    -                  (809)        (13,362)     (3,534)
  Derivatives                                            (516)               (8,835)         31,803      12,027
  Sale of Skandia Vida                                      -                  (422)              -           -
  Other                                                     -                     -               2           -
                                             ----------------------------------------------------------------------

  Realized investment (losses) gains, net          $     (472)           $   (4,601)       $ 22,189    $ 12,955
                                             ======================================================================

Net Unrealized Investment Gains (Losses)

Net unrealized  investment  gains (losses) on securities  available for sale are included in the  Consolidated  Statements of Financial
Position as a component  of  "Accumulated  other  comprehensive  (loss)  income."  Changes in these  amounts  include  reclassification adjustments  to exclude from "Other  comprehensive  (loss)  income," those items that are included as part of "Net income" for a period that also had been part of "Other  comprehensive  (loss) income" in earlier  periods.  The amounts for the years ended December 31, net of tax, are as follows:

American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------

3.                                                                       INVESTMENTS (continued)

                                                                                                 Accumulated
                                                                                                    other
                                                                                                comprehensive
                                                                                                income (loss)
                                                                                   Deferred    related to net
                                                Unrealized gains     Foreign      income tax     unrealized
                                                  (losses) on        currency     (liability)    investment
                                                  investments      translation      benefit    gains (losses)
                                               ------------------ -------------- ------------------------------
                                                                       (in thousands)
Balance, January 1, 2001 (Predecessor)           $       1,569       $     126      $   (592)     $    1,103
Net investment losses on investments arising
during the period                                         (401)              -           140            (261)
Reclassification adjustment for gains included
in net income                                              (22)              -             8             (14)
Net investment losses on foreign currency
translation during the period                                -            (103)           36             (67)
                                               ------------------ -------------- --------------- --------------

Balance, December 31, 2001 (Predecessor)                 1,146              23          (408)            761
Net investment gains on investments arising
during the period                                       16,053               -        (5,619)         10,434
Reclassification adjustment for losses
included in net income                                   1,732               -          (606)          1,126
Net investment losses on foreign currency
translation during the period                                -            (969)          339            (630)
                                               ------------------ -------------- ------------------------------

Balance, December 31, 2002 (Predecessor)                18,931            (946)       (6,294)         11,691
Net investment gains on investments arising
during the period                                        3,861               -        (1,345)          2,516
Reclassification adjustment for gains included
in net income                                           (5,231)              -         1,831          (3,400)
Net investment gains on foreign currency
translation during the period                                -             946          (331)            615
                                               ------------------ -------------- ------------------------------

Balance, April 30, 2003 (Predecessor)                   17,561               -        (6,139)         11,422
Acquisition purchase accounting adjustments            (17,561)              -         6,139         (11,422)
                                               ------------------ -------------- ------------------------------
Balance, May 1, 2003 opening balance sheet
(Successor)                                                  -               -             -               -
Net investment losses on investments arising
during the period                                       (2,474)              -           875          (1,599)
                                               ------------------ -------------- ------------------------------
Balance, December 31, 2003 (Successor)           $      (2,474)      $       -      $    875      $   (1,599)
                                               ================== ============== ==============================

The table below presents unrealized gains (losses) on investments by asset class at December 31,

                                                       2003                 2002                 2001
                                                  ----------------    ------------------   ------------------
                                                                        (in thousands)
    Fixed maturities                                $  (2,474)           $   19,179          $     5,949
    Equity securities, available for sale                   -                  (248)              (4,803)
                                                  ----------------    ------------------   ------------------

    Unrealized gains on investments                 $  (2,474)           $   18,931          $     1,146
                                                  ================    ==================   ==================

Securities Pledged and Special Deposits
The Company pledges  investment  securities it owns to  unaffiliated  parties  through  securities sold under  agreements to repurchase transactions.  At December 31, 2003 and 2002,  the carrying  value of fixed  maturities  available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position were $20.4 million and $0, respectively.

Fixed  maturities  of $4.9  million and $4.8  million at December 31, 2003 and 2002,  respectively,  were on deposit with  governmental authorities or trustees as required by certain insurance laws.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

4.   PURCHASE PRICE AND INTEGRATION

Prudential  Financial's  acquisition of SUSI was accounted for by applying the purchase method of accounting prescribed by Statement of
Financial  Accounting  Standards No. 141. The purchase  accounting  adjustments have been "pushed-down" to the Company,  as applicable.
Accordingly,  the assets and liabilities  assumed of SUSI and its wholly owned  subsidiaries,  including the Company,  were recorded at their fair values as of the date of acquisition.  The most  significant  adjustments  related to the value of the unamortized DAC asset being  assigned a value of zero,  the future fees payable to ASI liability  was  decreased by $256.6  million and an asset for VOBA was established  for $440.1  million.  The  allocation of the purchase  price  attributed to the Company at May 1, 2003, was as follows (in thousands):

Total investments at market value                        $      479,046
Cash and cash equivalents                                        28,018
VOBA                                                            440,130
Other assets at fair value                                      352,235
Separate account assets                                      22,311,085
Policyholder account balances                                  (167,505)
Other liabilities at fair value                                (644,379)
Separate account liabilities                                (22,311,085)
                                                         --------------
   Total purchase price                                  $      487,545
                                                         ==============

Included  in  other  liabilities  above  is an  accrual  of  approximately  $55  million  representing  costs  relating  to  severance, consolidation  of leased office space and other exit costs  expected to be incurred as a result of the  integration of the Company with
Prudential  Financial,  of which $10 million has been paid through  December 31, 2003. The integration is expected to continue  through the first quarter of 2005.  Currently,  the distribution,  marketing and product development  functions as well as many administrative, support,  and control  functions have been combined and assimilated.  Key management from both  organizations  have been retained,  and all major  decisions  related to the integration  have been  communicated.  In 2004,  integration  efforts will focus on  consolidating systems platforms and operating functions.  Thus far, the integration of the Company is proceeding as planned.

5.   DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended December 31, 2002 and 2001 are as follows:

                                                      Successor                      Predecessor
                                                   --------------- -------------------------------------------------

                                                     Eight months    Four months
                                                    ended December ended April 30,
                                                       31, 2003          2003            2002           2001
                                                   --------------- -------------------------------------------------
                                                                           (in thousands)
 Balance, beginning of period                         $         -     $  1,117,544    $  1,383,281   $  1,398,192
Capitalization of commissions, sales and issue
expenses                                                  126,891           69,723         244,322        209,136
Amortization                                               (4,319)         (57,122)       (510,059)      (224,047)

                                                   ----------------------------------------------------------------
Balance, end of period                                $   122,572     $  1,130,145    $  1,117,544   $  1,383,281
                                                   ================================================================

The DAC asset was assigned a fair value of zero on May 1, 2003, net of tax, as part of purchase accounting.

6.   VALUATION OF BUSINESS ACQUIRED

VOBA represents the present value of future profits  embedded in the acquired  contracts.  The VOBA is determined by estimating the net present value of future cash flows  expected to result from  contracts in force at the date of the  transaction.  Future  positive cash flows include fees and other  charges  assessed to the  contracts  for as long as they remain in force as well as fees  collected  upon surrender,  while future negative cash flows include costs to administer the contracts,  and benefit payments  including payments under the GMDB  provisions  of the  contracts.  VOBA will be amortized  over the overall  expected  life of the  contracts in  proportion  to estimated gross profits arising  principally from investment results,  mortality and expense margins,  and surrender charges based upon historical and estimated future experience, which is updated periodically.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

6.   VALUATION OF BUSINESS ACQUIRED (continued)

The GMDB  feature  provides  annuity  contract  holders  with a  guarantee  that the  benefit  received at death will be no less than a prescribed  minimum  amount.  This minimum  amount is generally  based on the net deposits paid into the contract and, for greater than
80% of the business in force as of December 31, 2003,  this minimum  guarantee is applicable  only for the first ten contract  years or until a  specified  attained  age.  To the extent that the GMDB is higher  than the  current  account  value at the time of death,  the
Company incurs a cost. This results in increased  annuity policy benefits in periods of declining  financial  markets and in periods of stable financial markets following a decline.  Previously,  accounting  literature did not prescribe the recognition of a liability for the expected  future net costs  associated  with GMDB  provisions.  However,  effective  January 1, 2004, we will adopt SOP 03-01 which requires us to record such a liability  based on  application  of an expected  benefit ratio to  "cumulative  assessments"  through the balance sheet date,  and then  subtracting  "cumulative  excess  payments"  from that date. We currently  estimate this liability to be approximately  $3.0 million based on the difference  between the "cumulative  assessments" and "cumulative  excess  payments"  measured from May 1, 2003,  the date of  acquisition.  In our periodic  evaluation  of  unamortized  VOBA and DAC  associated  with our variable annuity  business,  we considered  the expected net costs  associated  with the GMDB in our  calculation of expected gross profits from this  business.  Accordingly,  the effect of  establishing  the GMDB reserve  related to this business  will be partially  offset by an estimated increase of approximately $1.0 million in unamortized VOBA and DAC, resulting in higher future amortization.

In addition to  establishing a liability  associated with the GMDB feature,  SOP 03-01 requires a change in valuation and  presentation of our liability  associated with the market value adjustment ("MVA") feature contained in certain annuity  contracts.  The MVA feature requires the Company to pay to the contract  holder upon surrender the accreted value of the fund as well as a market value  adjustment based on the  crediting  rates on the contract  surrendered  compared to crediting  rates on newly issued  contracts.  Currently,  this liability is reflected at market value,  which  considers the effects of unrealized  gains and losses in contract value  resulting from changes in  crediting  rates.  Upon  adoption  of SOP 03-01,  the  Company  will  reclassify  this  liability  from  "Separate  account liabilities" to  "Policyholders'  account  balances" and reduce it to reflect  accreted value,  which excludes the effect of unrealized gains and losses in contract value  resulting from changes in crediting  rates.  However,  in valuing the VOBA  established at the date of acquisition,  we considered the effect of unrealized  gains and losses in contract value  associated  with annuities  containing the
MVA feature on future cash flows.  As a result,  the  reduction in the  liability  for the MVA feature will result in a net decrease in
VOBA of  approximately  $130.0 million,  and lower future  amortization.  We currently  estimate the net income statement impact of the reduction in liability  associated with the MVA feature to be  approximately  $20.0 million,  which primarily  represents the impact of changes in crediting  rates from May 1, 2003,  the date of the  Acquisition,  through  January 1, 2004, the date of the adoption of SOP
03-01.

Details of VOBA and related interest and gross amortization for the eight months ended December 31, 2003 is as follows (in thousands):

                   Balance, May 1, 2003                                      $      440,130
                   Interest                                                          16,077
                   Amortization                                                     (54,038)
                                                                             ---------------
                   Balance, December 31, 2003                                $      402,169
                                                                             ==============

Estimated future net amortization of VOBA as of December 31, 2003 is as follows (in thousands):

                              2004                              $       68,301
                              2005                                      59,587
                              2006                                      50,914
                              2007                                      42,756
                              2008                                      36,025
                              2009 and thereafter                      144,586
                                                                --------------
                                 Total                          $      402,169
                                                                ==============

The following table provides  estimated  future  amortization of VOBA,  including the effect of adoption of SOP 03-01,  for the periods indicated (in thousands):

                              2004                              $       45,907
                              2005                                      40,050
                              2006                                      34,221
                              2007                                      28,737
                              2008                                      24,213
                              2009 and thereafter                       97,181
                                                                --------------
                                 Total                          $      270,309
                                                                ==============
American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

7.   REINSURANCE

The Company cedes  insurance to other insurers in order to fund the cash strain  generated from  commission  costs on current sales and to limit its risk  exposure.  The Company uses  modified  coinsurance  reinsurance  arrangements  whereby the  reinsurer  shares in the experience of a specified  book of business.  These  reinsurance  transactions  result in the Company  receiving  from the reinsurer an upfront  ceding  commission on the book of business  ceded in exchange for the reinsurer  receiving in the future,  a percentage of the future fees  generated  from that book of business.  Such transfer does not relieve the Company of its primary  liability and, as such, failure of  reinsurers to honor their  obligation  could result in losses to the Company.  The Company  reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

The effect of  reinsurance  for the eight months ended  December 31, 2003,  four months ended April 30, 2003,  and years ended December
31, 2002 and 2001 was as follows (in thousands):

        Eight months ended December 31, 2003 (Successor)                Gross          Ceded           Net
                                                                    --------------- ------------- --------------
        Policy charges and fee income                               $   264,835     $   (22,880)  $   241,955
        Policyholders' benefits                                     $    43,246     $       434   $    43,680
        General, administrative and other expenses                  $   162,116     $    (2,143)  $   159,973

        Four months ended April 30, 2003 (Predecessor)
        Policy charges and fee income                               $   120,392     $   (11,179)  $   109,213
        Policyholders' benefits                                     $    24,355     $      (409)  $    23,946
        General, administrative and other expenses                  $   104,795     $    (7,155)  $    97,640

        2002 (Predecessor)
        Policy charges and fee income                               $   401,974     $   (38,554)  $   363,420
        Policyholders' benefits                                     $    60,440     $       (25)  $    60,415
        General, administrative and other expenses                  $   630,001     $     1,254   $   631,255

        2001 (Predecessor)
        Policy charges and fee income                               $   426,718     $   (35,024)  $   391,694
        Policyholders' benefits                                     $    (3,471)    $        92   $    (3,379)
        General, administrative and other expenses                  $   422,806     $    25,835   $   448,641

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

8.   INCOME TAXES

The components of income tax expense (benefit) for the eight months ended December 31, 2003, four months ended April 30, 2003 and years ended December 31, 2002 and 2001 are as follows:

                                                 Successor                          Predecessor
                                           ------------------------------------------------------------------------
                                            Eight months ended    Four months ended
                                             December 31, 2003      April 30, 2003        2002           2001
                                           ------------------------------------------------------------------------
                                                                       (in thousands)
Current tax (benefit) expense:
   U.S. and foreign                            $       (1,950)      $        (2,706)    $  (3,739)    $ (38,870)
   State and local                                        (22)                 (464)            -          (177)
                                           ------------------------------------------------------------------------
   Total                                               (1,972)               (3,170)       (3,739)      (39,047)
                                           ------------------------------------------------------------------------

Deferred tax expense (benefit):
   U.S. and foreign                                    51,475                (5,374)      (99,071)       46,215
   State and local                                        898                     -             -             -
                                           ------------------------------------------------------------------------
   Total                                               52,373                (5,374)      (99,071)       46,215
                                           ------------------------------------------------------------------------

Total income tax expense (benefit)             $       50,401       $        (8,544)    $(102,810)    $   7,168
                                           ========================================================================

The income tax expense  (benefit)  for the eight  months  ended  December  31,  2003,  four months ended April 30, 2003 and years ended
December  31, 2002 and 2001 differs from the amount  computed by applying  the expected  federal  income tax rate of 35% to income from operations before income taxes for the following reasons:

                                                 Successor                          Predecessor
                                           -------------------- ----------------------------------------------------

                                            Eight months ended    Four months ended
                                             December 31, 2003      April 30, 2003        2002           2001
                                           -------------------- ----------------------------------------------------
                                                                       (in thousands)

Expected federal income tax expense (benefit)  $       49,440        $        (263)     $ (93,823)    $  14,093
   Dividends received deduction                             -               (2,800)       (12,250)       (8,400)
   Loss on foreign subsidiary                               -               (5,374)           947           917
   Meals and entertainment                                490                  113            603           603
   State income taxes                                     570                 (301)             -           (62)
   Other                                                  (99)                  81          1,713            17
                                           ------------------------------------------------------------------------
   Total income tax expense (benefit)          $       50,401        $      (8,544)     $(102,810)    $   7,168
                                           ========================================================================

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                              2003                   2002
                                                        ------------------     ------------------
                                                                    (in thousands)
         Deferred tax assets
            Insurance reserves                            $    251,486           $    165,348
            Future fees payable to ASI                         104,816                 21,475
            Compensation reserves                               25,628                 20,603
            Net operating loss carry forward                         -                147,360
            Net unrealized losses on securities                    876                      -
            Other                                                9,316                  6,530
                                                        ------------------     ------------------

            Deferred tax assets                                392,122                361,316
                                                        ------------------     ------------------

         Deferred tax liabilities
            VOBA and deferred acquisition costs, net          (133,750)              (312,933)
            Net unrealized gains on fixed maturity
            securities                                               -                 (6,713)
            Other                                               (1,422)                (3,464)
                                                        ------------------     ------------------
            Deferred tax liabilities                          (135,172)              (323,110)
                                                        ------------------     ------------------

         Net deferred tax asset                           $    256,950           $     38,206
                                                        ==================     ==================
American Skandia Life Assurance Corporation
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Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

8.   INCOME TAXES (continued)

Management  believes that based on its historical  pattern of taxable income,  the Company will produce sufficient income in the future to realize  its  deferred  tax assets.  It is intended  that the Company  will join in the  consolidated  federal  income tax return of
Prudential  Financial  once it becomes an  eligible  company.  A  valuation  allowance  would be  recorded  in the event of a change in management's assessment of the amount of the deferred tax asset that is realizable.

9.   STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial  statements in accordance with accounting  practices  prescribed or permitted by the State of Connecticut  Insurance  Department.  Prescribed  statutory  accounting practices include publications of the NAIC, as well as state laws,  regulations  and general  administrative  rules.  Statutory  accounting  practices  primarily  differ from U.S. GAAP by charging policy  acquisition costs to expense as incurred,  establishing  future policy benefit  liabilities using different  actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net loss of the Company  amounted to $13.7  million,  $192.5  million and $122.0  million,  for the years ended  December 31,
2003,  2002, and 2001,  respectively.  Statutory  surplus of the Company  amounted to $329.5 million and $280.0 million at December 31,
2003 and 2002, respectively.

In March 1998, the NAIC adopted the  Codification of Statutory  Accounting  Principles  guidance  ("Codification"),  which replaced the current  Accounting  Practices and  Procedures  manual as the NAIC's  primary  guidance on statutory  accounting as of January 1, 2001.
Codification  provided  guidance for areas where  statutory  accounting  had been silent and changed  current  statutory  accounting in certain areas.  The Company adopted the  Codification  guidance  effective  January 1, 2001. As a result of these changes,  the Company reported an increase to statutory surplus of $12.0 million.

In addition,  during 2001,  based on a  recommendation  from the State of Connecticut  Insurance  Department,  the Company  changed its statutory  method of  accounting  for its  liability  associated  with  securitized  variable  annuity  fees.  Under the new  method of accounting,  the liability for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable  annuity fees ceded under  reinsurance  contracts.  This equates to the statutory  liability at any valuation  date being equal to the  Commissioners  Annuity Reserve  Valuation  Method ("CARVM")  offset related to the securitized  contracts.  The impact of this change in accounting,  representing  the difference in the liability  calculated  under the old method versus the new method as of
January 1, 2001,  was  reported as a cumulative  effect of change in  accounting  benefit  recorded  directly in  statutory  surplus of approximately $20.2 million.

In 2001, the Company,  in agreement with the  Connecticut  Insurance  Department,  changed its reserving  methodology to recognize free partial  withdrawals  and to reserve on a "continuous"  rather than "curtate"  basis.  The impact of these  changes,  representing  the difference  in reserves  calculated  under the new  methods  versus the old  methods,  was  recorded  directly to surplus as changes in reserves on account of valuation basis.  This resulted in an increase to the unassigned deficit of approximately $40.5 million.

Effective  January 1, 2002, the Company  adopted  Statement of Statutory  Accounting  Principles No. 82,  "Accounting  for the Costs of
Computer  Software  Developed  or Obtained  for  Internal  Use and Web Site  Development  Costs"  ("SSAP  82").  SSAP 82  requires  the capitalization  of certain costs incurred in connection  with developing or obtaining  internal use software.  Prior to the adoption of
SSAP 82, the Company  expensed all internal use software  related costs as incurred.  The Company has identified and  capitalized  $5.9 million  of  costs  associated  with  internal  use  software  as of  January  1,  2002 and is  amortizing  the  applicable  costs on a straight-line  basis over a three year period.  The costs  capitalized as of January 1, 2002 resulted in a direct  increase to surplus.
Amortization expense for the years ended December 31, 2003 and 2002 was $2.9 million and $2.8 million, respectively.

Under various state  insurance  laws, the maximum amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from  operations.  For 2004,  no amounts may be distributed without prior approval.

The Company has sold  variable  annuity  contracts  containing  a GMDB feature  that reduce on a  dollar-for-dollar  basis when partial withdrawal occurs.  During 2003, the NAIC adopted a revision to Actuarial  Guideline XXXIV,  "Variable Annuity Guaranteed Death Benefit
Reserves",  that clarified how the  dollar-for-dollar  benefit should be considered in the calculation of the reserve.  The methodology the Company is following is acceptable under this Guideline and no additional reserves need to be held.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

10.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The  estimated  fair values  presented  below have been  determined  using  available  market  information  and by  applying  valuation methodologies.  Considerable  judgment is applied in  interpreting  data to develop the estimates of fair value.  Estimated fair values may not be realized in a current market exchange.  The use of different market assumptions and/or estimation  methodologies  could have a material  effect on the estimated fair values.  The following  methods and  assumptions  were used in calculating  the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Fixed maturities and Equity securities
Estimated  fair values for fixed  maturities  and equity  securities  are based on quoted market prices or estimates  from  independent pricing services.

Derivative financial instruments
The estimated fair value of derivative financial instruments is determined based on the current value of the underlying index.

Surplus notes
Fair value of surplus notes are determined based on a discounted cash flow basis with a projected payment of principal and all accrued interest at the maturity date (see Note 12 for payment restrictions).

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                          2003                               2002
                                            ---------------------------------------------------------------------
                                                                 Estimated                         Estimated
                                             Carrying value     fair value     Carrying value      fair value
                                            ---------------------------------------------------------------------
                                                                       (in thousands)
Financial assets:
   Fixed maturities                           $     425,231      $   425,231     $     398,601    $     398,601
   Equity securities                                 59,485           59,485            51,769           51,769
   Policy loans                                       8,371            8,371             7,559            7,559
   Short-term investments                            39,587           39,587                 -                -
   Other short-term investments                           -                -            10,370           10,370
   Cash and cash equivalents                              -                -            51,339           51,339
   Separate account assets                       25,817,612       25,817,612        21,905,613       21,905,613

Financial liabilities:
 Securities sold  under agreements to
 repurchase                                          20,850           20,850                 -                -
   Short-term borrowing                             116,000          116,000            10,000           10,000
   Surplus notes and accrued interest of
   $29.2  million in 2002                                 -                -           139,230          140,777

   Separate account liabilities                  25,817,612       25,817,612        21,905,613       21,905,613

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

11.  CONTINGENCIES AND LITIGATION

Contingencies
On an ongoing basis,  our internal  supervisory  and control  functions  review the quality of our sales,  marketing and other customer interface  procedures and practices and may recommend  modifications  or enhancements.  In certain cases, if appropriate,  we may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

The Company has received formal  requests for information  from regulators  including,  among others,  the New York Attorney  General's
Office and the  Securities  and Exchange  Commission in connection  with its variable  annuity  businesses.  The Company is cooperating with these inquiries and is conducting its own internal  review.  These matters could lead to proceedings  that result in disgorgement, fines or other sanctions.  The Company is unable to estimate its exposure, if any, at this time.

It is possible  that the results of  operations  or the cash flow of the Company in a particular  quarterly  or annual  period could be materially  affected as a result of payments in connection  with the matters  discussed above  depending,  in part, upon the results of operations or cash flow for such period.  Management  believes,  however,  that the ultimate payments in connection with these matters, after  consideration of applicable reserves and  indemnification,  should not have a material adverse effect on the Company's financial position.

Litigation
The  Company is subject to legal and  regulatory  actions  in the  ordinary  course of its  businesses,  including  class  actions  and individual  lawsuits.  Pending legal and regulatory  actions include  proceedings  relating to aspects of the businesses and operations that are specific to the Company and that are typical of the  businesses  in which the Company  operates.  Class action and  individual lawsuits involve a variety of issues and/or  allegations,  which include sales practices,  underwriting  practices,  claims payment and procedures,  premium charges,  policy servicing and breach of fiduciary duties to customers.  We are also subject to litigation arising out of our  general  business  activities,  such as our  investments  and third  party  contracts.  In  certain of these  matters,  the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

In recent years, a number of annuity  companies have been named as defendants in class action lawsuits  relating to the use of variable annuities  as funding  vehicles  for  tax-qualified  retirement  accounts.  The  Company is  currently a defendant  in one  lawsuit,  a purported  nationwide  class action  complaint,  filed in the United  States  District  Court for the Southern  District of New York in
December  2002,  Donovan v.  American  Skandia  Life Ass.  Corp.  et al. The  complaint  alleges  that the  Company  and certain of its affiliates  violated federal securities laws in marketing  variable  annuities and seeks injunctive relief and compensatory  damages in unspecified  amounts.  In July 2003,  the court granted the Company's  motion to dismiss the complaint  with  prejudice.  On August 29,
2003, Plaintiffs filed a notice of appeal of that decision with the United States Court of Appeals for the Second Circuit.

The Company's  parent and sole  shareholder,  ASI, is currently a named defendant in six purported  nationwide  class action  lawsuits.
Each of these lawsuits alleges that ASI and others violated  federal  securities laws in connection with late trading and market timing activities  and seeks  remedies,  including  compensatory  and  punitive  damages in  unspecified  amounts.  The cases are as  follows:
Lowinger v. Invesco  Advantage  Health  Sciences Fund, et al., filed in the United States  District Court for the Southern  District of
New York in December,  2003 and served on ASI in February,  2004;  Russo,  et al. v. Invesco  Advantage  Health  Sciences Fund, et al.,
filed in the United States  District Court for the Southern  District of New York in December,  2003,  this suit has not been served on
ASI; Lori Weinrib v. Invesco  Advantage  Health  Sciences  Fund, et al.,  filed in the United  States  District  Court for the Southern
District of New York in January,  2004,  this suit has not been served on ASI;  Erhlich v. Invesco  Advantage  Health  Sciences Fund et
al.,  filed in the United  States  District  Court for the  District  of  Colorado in  December,  2003,  this suit was served on ASI in
February,  2004;  Fattah v. Invesco  Advantage Health Sciences Fund, et al., filed in the United States District Court for the District of Colorado in December,  2003,  this suit has not been served on ASI. The Company  believes that these cases will be  consolidated  in
Multi-District litigation located in the Baltimore Division of the United States District Court for the District of Maryland.

The Company is also aware that ASI is a defendant  designated  as "Does  1-500" in a suit filed in October,  2003 in the United  States
District  Court for the Central  District of California  entitled Mike Sayegh v. Janus  Capital  Corporation,  et al. This suit alleges that various  defendants  engaged in improper late trading and market timing activities in various funds also named as defendants.  The complaint  further alleges that such  activities were in violation of California  Business and  Professional  Code Section 17200.  This
suit has not been  served  on ASI.  The  Company  believes  that this  suit may be  included  in the  Multi-District  action  discussed above.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

11.  CONTINGENCIES AND LITIGATION (continued)

The Company's  litigation is subject to many  uncertainties,  and given the complexity and scope, the outcomes cannot be predicted.  It is possible  that the results of  operations  or the cash flow of the  Company in a  particular  quarterly  or annual  period  could be materially  affected by an  ultimate  unfavorable  resolution  of pending  litigation  and  regulatory  matters.  Management  believes, however,  that the ultimate outcome of all pending litigation and regulatory  matters,  after  consideration of applicable reserves and indemnification, should not have a material adverse effect on the Company's financial position.

It should be noted that the judgments,  settlements and expenses associated with many of these lawsuits,  administrative and regulatory matters,  including the complaints described above, may, after satisfaction of certain retention requirements,  fall within the purview of SICL's  indemnification  obligations  to  Prudential  Financial  and its  subsidiaries  under the  terms of the  Acquisition.  Those obligations of SICL provide for  indemnification of certain  judgments,  settlements,  and costs and expenses  associated with lawsuits and other claims against the Company  ("matters"),  and apply only to matters,  or groups of related  matters,  for which the costs and expenses  exceed $25 thousand  individually.  Those  obligations  only apply to such costs and expenses  that exceed $10 million in the aggregate,  subject to reduction for insurance  proceeds,  certain accruals and any tax benefit  applicable to such amounts,  and those obligations do not apply to the extent that such aggregate exceeds $1 billion.

12.  RELATED PARTY TRANSACTIONS

Affiliated Asset Management Fee Income
In accordance with an agreement with ASISI, the Company  receives fee income  calculated on policyholder  account balances  invested in the American Skandia Trust.  Income received from ASISI related to this agreement was $43.7 million,  $19.0 million,  $67.4 million and
$78.0  million for the eight months ended  December  31, 2003,  four months ended April 30, 2003 and years ended  December 31, 2003 and
2002,  respectively.  These  revenues  are  recorded as "Asset  management  fees" in the  Consolidated  Statements  of  Operations  and
Comprehensive Income.

Cost Allocation Agreements with Affiliates
Certain  operating  costs  (including  rental of office space,  furniture,  and  equipment)  have been charged to the Company at cost by
American Skandia  Information  Services and Technology  Corporation  ("ASIST"),  an affiliated  company.  ASLAC signed a written service agreement  with ASIST for these  services  executed  and  approved by the  Connecticut  Insurance  Department  in 1995.  This  agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.

Allocated  depreciation expense was $4.2 million,  $2.2 million,  $7.4 million and $8.8 million for the eight months ended December 31,
2003,  four months ended April 30, 2003, and years ended  December 31, 2002 and 2001,  respectively.  Allocated  lease expense was $4.6 million,  $2.0 million,  $5.8 million and $6.5 million for the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended  December  31,  2002 and 2001,  respectively.  Allocated  sub-lease  rental  income,  recorded as a reduction  to lease expense, was $1.2 million, $622 thousand,  $738 thousand,  $30 thousand for the eight months ended December 31, 2003, four months ended
April 30, 2003 and years ended December 31, 2002 and 2001,  respectively.  Assuming that the written  service  agreement  between ASLAC and ASIST continues  indefinitely,  ASLAC's allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2003 are as follows (in thousands):

                                                                       Lease         Sub-Lease
                                                                  ---------------- --------------
                                  2004                            $     9,357      $     2,248
                                  2005                                  9,227            2,200
                                  2006                                  8,890            2,135
                                  2007                                  8,890            1,962
                                  2008                                  8,890            1,589
                                  2009 and thereafter                  20,254            6,034
                                                                  -----------      -----------
                                  Total                           $    65,508      $    16,168
                                                                  ===========      ===========

Beginning  in 1999,  the  Company  was  reimbursed  by its  affiliate  American  Skandia  Marketing,  Incorporated  ("ASM") for certain distribution  related costs  associated  with the sales of variable  annuities  from  revenues ASM receives  under a 12b-1 plan of AST.
Under this agreement,  the expenses reimbursed were $4.9 million,  $2.1 million,  $8.3 million, $6.6 million for the eight months ended
December  31,  2003,  four months ended April 30, 2003 and years ended  December  31, 2002 and 2001,  respectively.  As of December 31,
2003 and 2002, amounts receivable under this agreement were approximately $554 thousand and $458 thousand, respectively.

American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

12.  RELATED PARTY TRANSACTIONS (continued)

The Company has granted ASISI a  non-exclusive  license to use all future  intellectual  capital  developed by the Company  relating to certain support services  programs and work, and the Company  provides certain services to ASISI relating to the programs.  The Company has a written  Licensing  of Know How and Service  Agreement  with ASISI  regarding  this license and the  provision  of services.  The
Agreement  was  approved  by the  Connecticut  Insurance  Department  on January 5, 1996 and  amended  by  informational  filing to the
Connecticut  Insurance Department on September 2, 1998. ASISI paid $1.6 million,  $1.7 million,  $6.1 million and $4.3 million to ASLAC during the eight  months  ended  December 31,  2003,  four months  ended April 30,  2003,  and years ended  December 31, 2002 and 2001, respectively, pursuant to the agreement.

The Company and ASM have a written Service Agreement,  approved by the Connecticut  Insurance Department on September 13, 1996, whereby
ASM pays,  on behalf of the  Company,  information  consulting  fees payable in  connection  with the sale of the  Company's  insurance products.  The Company  reimburses  ASM for ASM's payment of such fees on the  Company's  behalf.  The Company paid ASM $21.4  million,
$9.6 million,  $34.2 million and $32.7 million during the eight months ended  December 31, 2003,  four months ended April 30, 2003, and years ended  December 31, 2002 and 2001,  respectively,  pursuant to the  agreement.  This  Agreement  will  automatically  continue in effect from year to year.  This Agreement may be terminated upon 30-calendar days' written notice to the other party.

The Company pays  commissions  and certain other fees to ASM in  consideration  for ASM's  marketing and  underwriting of the Company's products,  which commissions and fees are paid by ASM to unaffiliated  broker-dealers who sell the Company's products.  Commissions and fees paid by the Company to ASM during the eight months ended  December  31,  2003,  four months ended April 30, 2003,  and years ended
December 31, 2002 and 2001 were $136.5 million, $46.0 million, $193.4 million and $193.1 million, respectively.

Debt Agreements
Short-term borrowing
The Company had a $10.0 million  short-term  loan payable to ASI at December 31, 2003 and 2002 as part of a revolving  loan  agreement.
The loan had an interest  rate of 1.71% and matured on January 30,  2004.  The loan was  subsequently  rolled over with a new  interest rate of 1.48% and a new maturity  date of April 30, 2004.  The total related  interest  expense to the Company was $116  thousand,  $60 thousand,  $271 thousand and $522 thousand for the eight months ended  December 31, 2003,  four months ended April 30, 2003,  and years ended  December 31, 2002 and 2001,  respectively.  Accrued  interest  payable was $29 thousand and $10 thousand as of December 31, 2003 and 2002, respectively.

On January 3, 2002, the Company  entered into a $150.0 million credit  facility with ASI. This credit  facility  terminates on December
31, 2005 and bears  interest at the offered rate in the London  interbank  market  (LIBOR) plus 0.35 percent per annum for the relevant interest period.  Interest  expense related to these  borrowings was $534 thousand,  $56 thousand and $2.2 million for the eight months ended December 31, 2003,  four months ended April 30, 2003 and year ended  December 31, 2002. As of December 31, 2003 and 2002,  $106.0
million and $0 was outstanding  under this credit  facility.  Accrued interest payable was $153 thousand and $0 as of December 31, 2003 and 2002, respectively.

Surplus notes
The Company had issued  surplus  notes to ASI in exchange for cash.  On May 1, 2003,  the Company  converted  all  outstanding  surplus notes to paid in capital as part of the  Acquisition.  The  conversion  included  the  principal  amount of $110.0  million and related interest of $32.2  million.  Surplus  notes  outstanding  as of December 31, 2002 was $110.0  million.  Interest  expense for the eight months  ended  December 31, 2003,  four months  ended April 30, 2003 and years ended  December 31, 2002 and 2001 was $0, $3.0  million,
$10.9 million and $13.0  million,  respectively.  Payment of interest and repayment of principal for these notes was subject to certain conditions  and required  approval by the Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2003 and 2002, $0 and
$29.2 million, respectively, of accrued interest on surplus notes was not permitted for payment under these criteria.

Future fees payable to ASI
In a series of  transactions  with ASI,  the  Company  sold  certain  rights to receive a portion of future fees and  contract  charges expected to be realized on designated blocks of deferred annuity contracts.

The proceeds from the sales have been recorded as a liability and are being  amortized  over the remaining  surrender  charge period of the designated  contracts  using the interest  method.  The Company did not sell the right to receive future fees and charges after the expiration of the surrender charge period.

In connection with these sales, ASI, through special purpose trusts,  issued  collateralized  notes in private  placements,  which were secured by the rights to receive future fees and charges  purchased from the Company.  As part of the Acquisition,  the notes issued by
ASI were repaid.
American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

12.  RELATED PARTY TRANSACTIONS (continued)

Under the terms of the securitization  purchase  agreements,  the rights sold provide for ASI to receive a percentage (60%, 80% or 100%
depending on the underlying  commission  option) of future mortality and expense charges and contingent  deferred sales charges,  after reinsurance,  expected to be realized  over the  remaining  surrender  charge  period of the  designated  contracts  (generally  6 to 8 years).  As a result of purchase  accounting,  the  liability was reduced to reflect the  discounted  estimated  future  payments to be made and has been subsequently  reduced by amortization  according to a revised  schedule.  If actual mortality and expense charges and contingent  deferred sales charges are less than those projected in the original  amortization  schedules,  calculated on a transaction by transaction basis, ASI has no recourse against the Company.

The Company has determined,  using  assumptions for lapses,  mortality,  free withdrawals and a long-term fund growth rate of 8% on the
Company's assets under management,  that the discounted  estimated future payments to ASI would be $337.1 million and $429.8 million as of December 31, 2003 and 2002, respectively.

On April 12, 2002, the Company  entered into a new  securitization  purchase  agreement with ASI. This  transaction  covers  designated blocks of business  issued from November 1, 2000 through  December 31, 2001.  The estimated  present value of the  transaction at April
12, 2002, using a discount rate of 6.00%, was $101.7 million.

Payments,  representing fees and charges in the aggregate amount,  of $94.3 million,  $50.5 million,  $186.8 million and $207.7 million were made by the Company to ASI during the eight  months  ended  December  31,  2003,  four months ended April 30, 2003 and years ended
December  31, 2002 and 2001,  respectively.  Related  expense  (income) of $11.1  million,  ($11.6)  million,  $828  thousand and $59.9 million has been included in the  Consolidated  Statements of Operations and  Comprehensive  Income for the eight months ended December
31, 2003, four months ended April 30, 2003 and years ended December 31, 2002 and 2001, respectively.

The  Commissioner  of the State of  Connecticut  has approved the transfer of future fees and charges;  however,  in the event that the
Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to restrict the payments due to ASI, into a restricted account, under the Purchase Agreement subject to certain terms and conditions.

The present values of the transactions as of the respective effective date were as follows (dollars in thousands):

                                Closing      Effective        Contract Issue         Discount      Present
             Transaction          Date          Date              Period               Rate         Value
         ------------------- ------------- ------------- ------------------------ ------------- -------------

                1996-1         12/17/96        9/1/96       1/1/94 - 6/30/96           7.5%      $   50,221
                1997-1          7/23/97        6/1/97       3/1/96 - 4/30/97           7.5%          58,767
                1997-2         12/30/97       12/1/97       5/1/95 - 12/31/96          7.5%          77,552
                1997-3         12/30/97       12/1/97       5/1/96 - 10/31/97          7.5%          58,193
                1998-1          6/30/98        6/1/98       1/1/97 - 5/31/98           7.5%          61,180
                1998-2         11/10/98       10/1/98       5/1/97 - 8/31/98           7.0%          68,573
                1998-3         12/30/98       12/1/98       7/1/96 - 10/31/98          7.0%          40,128
                1999-1          6/23/99        6/1/99       4/1/94 - 4/30/99           7.5%         120,632
                1999-2         12/14/99       10/1/99      11/1/98 - 7/31/99           7.5%         145,078
                2000-1          3/22/00        2/1/00       8/1/99 - 1/31/00           7.5%         169,459
                2000-2          7/18/00        6/1/00       2/1/00 - 4/30/00          7.25%          92,399
                2000-3         12/28/00       12/1/00       5/1/00 - 10/31/00         7.25%         107,291
                2000-4         12/28/00       12/1/00       1/1/98 - 10/31/00         7.25%         107,139
                2002-1          4/12/02        3/1/02      11/1/00 - 12/31/01         6.00%         101,713

American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

12.  RELATED PARTY TRANSACTIONS (continued)

Future  amortization  of future fees payable to ASI as of December  31, 2003,  according  to a revised  amortization  schedule,  are as follows (in thousands):

                                          Year         Amount
                                     -------------- ------------
                                     -------------- ------------

                                          2004      $   107,283
                                          2005           87,446
                                          2006           64,619
                                          2007           36,361
                                          2008           11,421
                                          2009              749
                                                    -----------
                                          Total     $   307,879
                                                    ===========

13.  LEASES

The Company entered into an eleven-year  lease agreement for office space in Westminster,  Colorado,  effective  January 1, 2001. Lease expense for the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended December 31, 2002 and 2001 was
$1.7 million, $899 thousand,  $2.6 million and $1.6 million,  respectively.  Sub-lease rental income was $297 thousand,  $129 thousand,
$227 thousand and $0 for the eight months ended  December 31, 2003,  four months ended April 30, 2003 and years ended December 31, 2002 and 2001.  Future  minimum lease  payments and sub-lease  receipts per year and in aggregate as of December 31, 2003 are as follows (in thousands):

                                                                       Lease           Sub-Lease
                                                             ----------------- -----------------
                                   2004                          $    2,634         $      455
                                   2005                               2,691                190
                                   2006                               2,691                  -
                                   2007                               2,704                  -
                                   2008                               2,838                  -
                                   2009 and thereafter                8,279                  -
                                                                 ----------         ----------
                                   Total                         $   21,837         $      645
                                                                 ==========         ==========

14.  EMPLOYEE BENEFITS

On July 1, 2003, the Company's  employees  transitioned  from SICL's  benefit plans to Prudential  Financial's.  Prudential  sponsors a noncontributory  defined benefit pension plan that covers  substantially all of the Company's  employees.  Benefits are generally based on career average earnings and credited length of service.  Prudential  Financial's  funding policy is to contribute annually an amount necessary to satisfy the Internal Revenue Service contribution guidelines.

Prudential  plans also provide  certain life  insurance and health care benefits for its retired  employees,  their  beneficiaries  and covered dependents.  The health-care plan is contributory; the life insurance plan is noncontributory.

The costs relating to the aforementioned benefit plans amounted to $3.1 million for the eight months ended December 31, 2003.

Prior to May 1, 2003, the Company had a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company provides  a 50%  match  on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's salary).  Additionally,  the Company may contribute  additional amounts based on profitability of the Company and certain of its  affiliates.  Expenses  (income)  related to this program for the eight months ended December 31, 2003, four months ended April 30,
2003, and years ended December 31, 2002 and 2001 were ($70)  thousand,  $425  thousand,  $719 thousand and $2.7 million,  respectively.
Company  contributions to this plan on behalf of the participants were $4 thousand,  $896 thousand,  $921 thousand and $2.5 million for the eight months ended December 31, 2003, four months ended April 30, 2003, and years ended December 31, 2002 and 2001, respectively.

Prior to July 1, 2003,  the Company had a deferred  compensation  plan,  which is  available to the field  marketing  staff and certain other  employees.  (Income)  expenses related to this program for the eight months ended December 31, 2003, four months ended April 30,
2003,  and the  years  ended  December  31,  2002 and  2001  were  ($41)  thousand,  $279  thousand,  $3.5  million  and $1.6  million, respectively.  Company  contributions to this plan on behalf of the  participants  were $27 thousand,  $126 thousand,  $5.3 million and
$1.7 million for the eight months ended  December  31, 2003,  four months ended April 30, 2003,  and years ended  December 31, 2002 and
2001, respectively.
American Skandia Life Assurance Corporation
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

14.  EMPLOYEE BENEFITS (continued)

The  Company  and certain  affiliates  cooperatively  have a long-term  incentive  program  under which units are awarded to  executive officers and other  personnel.  This plan will terminate in March 2004.  Prior to May 1, 2003, the Company and certain  affiliates also had a profit sharing  program,  which benefits all employees  below the officer  level.  These programs  consist of multiple plans with new plans instituted each year.  Generally,  participants  must remain employed by the Company or its affiliates at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these units was
$1.2 million and $7.1 million as of December  31, 2003 and 2002,  respectively.  (Income)  expenses  related to these  programs for the eight  months  ended  December  31,  2003,  four months  ended April 30,  2003 and years ended  December  31, 2002 and 2001 were ($468)
thousand,  $249  thousand,  $1.5 million and ($9.8)  million,  respectively.  Payments  under these  programs were $1.0  million,  $4.7 million,  $8.0 million and $8.4 million for the eight months ended December 31, 2003,  four months ended April 30, 2003 and years ended
December 31, 2002 and 2001, respectively.

15.  CONTRACT WITHDRAWAL PROVISIONS

Approximately 99% of the Company's  separate account  liabilities are subject to discretionary  withdrawal by contract owners at market value or with  market  value  adjustment.  Separate  account  assets,  which  are  carried  at fair  value,  are  adequate  to pay such withdrawals, which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

16.  RESTRUCTURING CHARGES

On March 22, 2001 and  December  3, 2001,  the Company  announced  separate  plans to reduce  expenses  to better  align its  operating infrastructure  with the current  investment  market  environment.  As part of the two plans,  the  Company's  workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially  all areas of the Company.  Estimated  pre-tax severance  benefits of $8.5 million have been charged  against 2001  operations  related to these  reductions.  These charges have been reported in the  Consolidated  Statements of Income as a component of  Underwriting,  Acquisition and Other Insurance  Expenses.  As of
December 31, 2003 and 2002,  the remaining  restructuring  liability,  relating  primarily to the December 3, 2001 plan, was $0 and $12 thousand, respectively.

17.  SEGMENT REPORTING

Assets under management and sales for products other than variable  annuities have not been significant  enough to warrant full segment disclosures as required by SFAS 131,  "Disclosures  about Segments of an Enterprise and Related  Information," and the Company does not anticipate  that they  will be so in the  future  due to  changes  in the  Company's  strategy  to focus on its core  variable  annuity business.

American Skandia Life Assurance Corporation
---------------------------------------------------------------------------------------------------------------------------------------
Notes to Consolidated Financial Statements
---------------------------------------------------------------------------------------------------------------------------------------

18.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2003 and 2002 are summarized in the table below:

                                               Predecessor                            Successor
                                      -----------------------------------------------------------------------------
                                       Three months    One month     Two months    Three months    Three months
                                           ended         ended          ended          ended           ended
                                      -----------------------------------------------------------------------------
                                      -----------------------------------------------------------------------------
                                         March 31       April 30       June 30     September 30     December 31
                                      -----------------------------------------------------------------------------
                                      -----------------------------------------------------------------------------
2003                                                               (in thousands)
----
Total revenues                          $   104,470    $  30,059     $    89,807    $   126,498    $     133,294
Total benefits and expenses                 124,243       11,036          52,837         72,227           83,278
(Loss) income from operations before
income taxes                                (19,773)      19,023          36,970         54,271           50,016
Net (loss) income                           (11,554)      19,348          25,184         37,183           28,489

                                                            Three months ended (Predecessor)
                                              -------------------------------------------------------------
                                              -------------------------------------------------------------
                                                March 31       June 30      September 30    December 31
                                              -------------------------------------------------------------
2002                                                                 (in thousands)
----
Total revenues                                  $  120,767   $   141,815    $    155,888    $     89,044
Total benefits and expenses                        111,604       172,792         360,685         130,500
Income (loss) from operations before income
taxes                                                9,163       (30,977)       (204,797)        (41,456)
Net income (loss)                                    7,460       (19,231)       (132,043)        (21,443)

19.  EVENT (UNAUDITED) SUBSEQUENT TO DATE OF AUDITOR'S REPORT

With  respect to the formal  requests  for  information  from  regulators  referred to in Note 11 above,  the Company has  expanded the disclosure in its variable annuity  prospectuses  concerning its policies and procedures  regarding market timing.  The formal requests for  information  referred  to in Note 11 and  subsequent  discussions  with the  regulators  have  focused on the  Company's  previous disclosures relating to these policies and procedures.

                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT B

                                                    Report of Independent Auditors

To the Board of Directors of American Skandia Life Assurance Corporation and the Contractowners of American Skandia Life Assurance
Corporation Variable Account B:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the American Skandia
Life Assurance Corporation Variable Account B at December 31, 2003, the results of each of their operations and the changes in each of their net assets for the periods then ended, in conformity with accounting principles generally accepted in the United States of
America.  These financial statements are the responsibility of American Skandia Life Assurance Corporation's management; our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the
Funds, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 31, 2004

                                          Report of Independent Auditors

To the Contractowners of
     American Skandia Life Assurance Corporation
     Variable Account B and the
     Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation

We have  audited  the  accompanying  statement  of assets and  liabilities  and  contractowners'  equity of the one hundred twenty-four  sub-accounts of American Skandia Life Assurance  Corporation Variable Account B (the Account),
referred  to in Note 1, as of December  31,  2002,  and the related  statements  of  operations  and changes in net assets for each of the two years in the period then ended.  These financial  statements are the  responsibility  of the Account's  management.  Our responsibility is to express an opinion on these financial  statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by  correspondence  with the fund managers,  or by other appropriate  auditing  procedures where  replies from fund managers were not received.  An audit also includes  assessing the  accounting  principles used  and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial  statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the one hundred  twenty-four  subaccounts  of American  Skandia Life  Assurance  Corporation
Variable  Account B, referred to in Note 1, at December 31, 2002,  and the results of their  operations and changes in their net assets for each of the two years in the period then ended in  conformity  with  accounting  principles generally accepted in the United States.

                                                                                /s/Ernst & Young LLP

Hartford, Connecticut
March 25, 2003

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------     -----------------------------------------------------------------------------------------------

                                             ASSETS                                                                                                   LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            Alger All-Cap Growth Portfolio - 80,007,805 shares ( cost $383,687,932)                          $ 396,838,714      Payable to American Skandia Trust                                                $ 102,028,337
            Alliance/Bernstein Growth + Value Portfolio - 6,970,949 shares ( cost $55,967,226)                  63,296,213      Payable to Gartmore Funds                                                              583,955
            Alliance Growth Portfolio - 27,620,349 shares ( cost $198,739,509)                                 230,629,919      Payable to INVESCO Variable Investment Funds                                           439,080
            Alliance Growth & Income Portfolio - 102,025,602 shares ( cost $1,709,985,916)                   1,806,873,422      Payable to Prudential Funds                                                             89,446
            American Century Income and Growth Portfolio - 24,911,601 shares ( cost $255,306,552)              297,693,630      Payable to Wells Fargo Variable Trust                                                   77,102
                                                                                                                                                                                                           --------------------
            American Century International Growth I Portfolio - 30,962,789 shares ( cost $313,885,425)         371,863,101                                Total Liabilities                                      $ 103,217,921
                                                                                                                                                                                                           --------------------
            American Century Strategic Balanced Portfolio - 17,563,907 shares ( cost $208,929,927)             226,925,680
            Cohen amp; Steers Real Estate Portfolio - 22,024,680 shares ( cost $232,654,422)                      284,338,615
            DeAm Bond Portfolio - 1,903,150 shares ( cost $19,816,119)                                          20,097,266
            DeAm Global Allocation Portfolio - 23,497,147 shares ( cost $284,665,265)                          260,113,420
            DeAm International Equity Portfolio - 12,489,204 shares ( cost $112,680,026)                       139,254,627
            DeAm Large-Cap Growth Portfolio - 3,334,197 shares ( cost $30,317,255)                              34,108,834
            DeAm Large-Cap Value Portfolio - 7,135,498 shares ( cost $61,332,650)                               70,284,651
            DeAm Small-Cap Growth Portfolio - 51,213,258 shares ( cost $295,304,333)                           390,757,155                            NET ASSETS
            DeAm Small-Cap Value Portfolio - 4,209,639 shares ( cost $43,146,814)                               46,726,995                                                                  Aggregate           Aggregate
            Federated Aggressive Growth Portfolio - 21,683,885 shares ( cost $164,693,691)                     186,698,252      Net Assets                                                    Units               Value
            Federated High Yield Bond Portfolio - 98,136,658 shares ( cost $792,308,960)                       860,658,494      AST - Alger All-Cap Growth Portfolio                            81,321,836       $ 396,838,714
            Gabelli All-Cap Value Portfolio - 17,017,543 shares ( cost $154,291,972)                           178,003,502      AST - Alliance/Bernstein Growth + Value Portfolio                6,683,505          63,296,213
            Gabelli Small-Cap Value Portfolio - 48,620,878 shares ( cost $604,104,632)                         763,347,794      AST - Alliance Growth Portfolio                                 19,857,909         230,629,919
            Goldman Sachs Concentrated Growth Portfolio - 53,646,286 shares ( cost $1,205,984,176)           1,118,525,070      AST - Alliance Growth & Income Portfolio                        90,205,111       1,806,873,422
            Goldman Sachs Mid-Cap Growth Portfolio - 41,698,170 shares ( cost $137,502,118)                    158,036,066      AST - American Century Income and Growth Portfolio              23,660,792         297,693,630
            Goldman Sachs Small-Cap Value Portfolio - 18,436,839 shares ( cost $274,841,718)                   334,075,526      AST - American Century International Growth I Portfolio         30,284,448         371,863,101
            Invesco Capital Income Portfolio - 42,609,840 shares ( cost $605,589,674)                          624,660,252      AST - American Century Strategic Balanced Portfolio             16,878,085         226,925,680
            Lord Abbett Bond Debenture Portfolio - 30,190,290 shares ( cost $324,667,715)                      345,376,922      AST - Cohen & Steers Real Estate Portfolio                      19,867,222         284,338,615
            Marsico Capital Growth Portfolio - 109,341,170 shares ( cost $1,464,462,501)                     1,688,227,674      AST - DeAm Bond Portfolio                                        1,856,710          20,097,266
            MFS Global Equity Portfolio - 9,929,274 shares ( cost $85,106,320)                                 101,775,060      AST - DeAm Global Allocation Portfolio                          15,841,018         260,113,420
            MFS Growth Portfolio - 80,452,760 shares ( cost $620,689,731)                                      587,305,149      AST - DeAm International Equity Portfolio                       12,065,446         139,254,627
            MFS Growth with Income Portfolio - 12,870,405 shares ( cost $97,813,839)                           108,240,110      AST - DeAm Large-Cap Growth Portfolio                            3,243,117          34,108,834
            Money Market Portfolio - 1,734,743,385 shares ( cost $1,735,626,811)                             1,735,626,811      AST - DeAm Large-Cap Value Portfolio                             7,016,075          70,284,651
            Neuberger & Berman Mid-Cap Growth Portfolio - 28,601,932 shares ( cost $297,940,710)               350,659,691      AST - DeAm Small-Cap Growth Portfolio                           43,078,181         390,757,155
            Neuberger & Berman Mid-Cap Value Portfolio - 56,840,171 shares ( cost $832,155,571)              1,011,755,055      AST - DeAm Small-Cap Value Portfolio                             4,135,661          46,726,995
            PBHG Small-Cap Growth Portfolio - 21,694,527 shares ( cost $279,194,122)                           328,021,254      AST - Federated Aggressive Growth Portfolio                     17,696,713         186,698,252
            PIMCO Limited Maturity Bond Portfolio - 87,844,781 shares ( cost $986,386,298)                     998,795,158      AST - Federated High Yield Bond Portfolio                       61,278,267         860,658,494
            PIMCO Total Return Bond Portfolio - 173,183,435 shares ( cost $2,041,258,723)                    2,076,469,346      AST - Gabelli All-Cap Value Portfolio                           17,029,290         178,003,502
            Sanford Bernstein Core Value Portfolio - 17,075,706 shares ( cost $159,976,563)                    190,735,631      AST - Gabelli Small-Cap Value Portfolio                         49,565,293         763,347,794
            Sanford Bernstein Managed Index 500 Portfolio - 47,411,814 shares ( cost $443,548,016)             520,581,722      AST - Goldman Sachs Concentrated Growth Portfolio               49,868,112       1,118,525,070
            Strong International Equity Portfolio - 21,043,368 shares ( cost $271,593,712)                     332,695,658      AST - Goldman Sachs Mid-Cap Growth Portfolio                    30,464,599         158,036,066
            T. Rowe Price Asset Allocation Portfolio - 22,991,087 shares ( cost $357,668,056)                  353,143,102      AST - Goldman Sachs Small-Cap Value Portfolio                   18,000,465         334,075,526
            T. Rowe Price Global Bond Portfolio - 18,836,087 shares ( cost $212,444,012)                       227,916,652      AST - Invesco Capital Income Portfolio                          34,631,684         624,660,252
            T. Rowe Price Natural Resources Portfolio - 9,678,234 shares ( cost $142,098,541)                  168,885,192      AST - Lord Abbett Bond Debenture Portfolio                      29,164,454         345,376,922
            William Blair International Growth Portfolio - 60,118,003 shares ( cost $589,244,695)              628,233,135      AST - Marsico Capital Growth Portfolio                         124,377,969       1,688,227,674
      Davis Funds (Davis):                                                                                                      AST - MFS Global Equity Portfolio                               10,003,157         101,775,060
            Value Fund  - 645,863 shares ( cost $6,232,655)                                                      6,826,770      AST - MFS Growth Portfolio                                      82,050,979         587,305,149
      Evergreen Variable Annuity Trust (Evergreen):                                                                             AST - MFS Growth with Income Portfolio                          12,899,283         108,240,110
            VA Foundation Fund - 601,404 shares ( cost $8,505,549)                                               7,842,305      AST - Money Market Portfolio                                   142,666,269       1,735,626,811
            VA Fund - 247,608 shares ( cost $2,850,651)                                                          2,973,771      AST - Neuberger & Berman Mid-Cap Growth Portfolio               23,386,566         350,659,691
            VA Growth & Income Fund - 392,877 shares ( cost $5,778,037)                                          6,026,736      AST - Neuberger & Berman Mid-Cap Value Portfolio                49,659,568       1,011,755,055
            VA International Equity Fund - 1,747,960 shares ( cost $18,056,682)                                 18,720,657      AST - PBHG Small-Cap Growth Portfolio                           19,781,570         328,021,254
            VA Omega Fund - 1,903,930 shares ( cost $25,411,927)                                                28,768,390      AST - PIMCO Limited Maturity Bond Portfolio                     74,965,699         998,795,158
            VA Special Equity Fund - 5,187,939 shares ( cost $51,919,151)                                       55,977,860      AST - PIMCO Total Return Bond Portfolio                        138,372,942       2,076,469,346
            VA Special Values Fund - 354,635 shares ( cost $4,384,910)                                         $ 4,886,867      AST - Sanford Bernstein Core Value Portfolio                    17,015,358       $ 190,735,631
            VA Strategic Income Fund - 666,843 shares ( cost $6,513,851)                                         7,001,850      AST - Sanford Bernstein Managed Index 500 Portfolio             44,902,347         520,581,722
      First Defined Portfolio Fund LLC (First Trust):                                                                           AST - Strong International Equity Portfolio                     15,962,091         332,695,658
            10 Uncommon Values Portfolio - 2,031,344 shares ( cost $9,733,671)                                   9,486,380      AST - T. Rowe Price Asset Allocation Portfolio                  19,492,726         353,143,102
            Energy Portfolio - 199,906 shares ( cost $2,275,262)                                                 2,838,672      AST - T. Rowe Price Global Bond Portfolio                       17,474,718         227,916,652
            Financial Services Portfolio - 357,983 shares ( cost $4,154,039)                                     4,761,175      AST - T. Rowe Price Natural Resources Portfolio                  8,214,933         168,885,192
            Global Target 15 Portfolio - 275,956 shares ( cost $2,583,623)                                       3,049,311      AST - William Blair International Growth Portfolio              46,081,888         628,233,135
            NASDAQ Target 15 Portfolio - 545,788 shares ( cost $4,759,175)                                       5,070,373      Davis - Value Fund                                                 737,092           6,826,770
            Pharmaceutical Portfolio - 397,991 shares ( cost $4,105,451)                                         4,119,206      Evergreen - VA Foundation Fund                                     886,775           7,842,305
            S&P Target 24 Portfolio - 728,749 shares ( cost $5,106,923)                                          5,553,070      Evergreen - VA Fund                                                285,261           2,973,771
            Target Managed VIP Portfolio - 2,347,921 shares ( cost $15,838,332)                                 20,497,349      Evergreen - VA Growth & Income Fund                                574,860           6,026,736
            Technology Portfolio - 417,110 shares ( cost $1,990,537)                                             2,073,039      Evergreen - VA International Equity Fund                         1,729,998          18,720,657
            The Dow DART 10 Portfolio - 510,115 shares ( cost $4,124,997)                                        4,269,659      Evergreen - VA Omega Fund                                        3,868,364          28,768,390
            Value Line Target 25 Portfolio - 1,476,784 shares ( cost $3,922,899)                                 4,932,457      Evergreen - VA Special Equity Fund                               5,050,359          55,977,860
      Gartmore Funds (Gartmore):                                                                                                Evergreen - VA Special Values Fund                                 312,372           4,886,867
            GVIT Developing Markets Portfolio - 15,198,866 shares ( cost $132,896,319)                         157,916,220      Evergreen - VA Strategic Income Fund                               520,820           7,001,850
      INVESCO Variable Investment Funds ( INVESCO ):                                                                            First Trust - 10 Uncommon Values Portfolio                       2,247,231           9,486,380
            VIF Dynamics Fund - 7,223,634 shares ( cost $78,657,653)                                            85,022,169      First Trust - Energy Portfolio                                     208,614           2,838,672
            VIF Financial Services Fund - 7,243,541 shares ( cost $80,809,042)                                  98,077,552      First Trust - Financial Services Portfolio                         373,550           4,761,175
            VIF Health Sciences Fund - 7,375,903 shares ( cost $114,699,224)                                   129,594,616      First Trust - Global Target 15 Portfolio                           286,091           3,049,311
            VIF Technology Fund - 7,828,499 shares ( cost $78,036,484)                                          92,924,281      First Trust - NASDAQ Target 15 Portfolio                           569,649           5,070,373
            VIF Telecommunications Fund - 7,879,548 shares ( cost $25,661,479)                                  28,996,735      First Trust - Pharmaceutical Portfolio                             411,777           4,119,206
      Liberty Variable Securities Funds (GAL):                                                                                  First Trust - S&P Target 24 Portfolio                              757,111           5,553,070
            Asset Allocation VS Fund - 1,923,417 shares ( cost $21,911,745)                                     26,543,155      First Trust - Target Managed VIP Portfolio                       2,174,647          20,497,349
            Columbia High Yield  VS Fund - 145,957 shares ( cost $1,349,123)                                     1,382,325      First Trust - Technology Portfolio                                 435,367           2,073,039
            Columbia Real Estate Equity VS Fund - 58,955 shares ( cost $629,867)                                   646,143      First Trust - The Dow DART 10 Portfolio                            527,356           4,269,659
            Equity VS Fund - 1,860,443 shares ( cost $35,519,529)                                               26,604,334      First Trust - Value Line Target 25 Portfolio                     1,541,426           4,932,457
            Federal Securities VS Fund - 706,488 shares ( cost $7,764,020)                                       7,912,658      Gartmore - GVIT Developing Markets Portfolio                    16,006,678         157,916,220
            Money Market VS Fund - 5,891,288 shares ( cost $5,895,419)                                           5,895,419      INVESCO - VIF Dynamics Fund                                      9,813,234          85,022,169
            Small Company Growth VS Fund - 229,395 shares ( cost $1,541,520)                                     2,277,895      INVESCO - VIF Financial Services Fund                            7,446,589          98,077,552
      ProFunds VP (ProFunds):                                                                                                   INVESCO - VIF Health Sciences Fund                              11,072,391         129,594,616
            VP Asia 30 Fund - 1,267,457 shares ( cost $46,531,426)                                              49,126,629      INVESCO - VIF Technology Fund                                   18,239,131          92,924,281
            VP Banks Fund - 173,942 shares ( cost $5,684,652)                                                    5,759,217      INVESCO - VIF Telecommunications Fund                            8,521,392          28,996,735
            VP Basic Materials Fund - 1,509,248 shares ( cost $49,097,469)                                      50,922,025      Liberty - Asset Allocation VS Fund                               2,207,046          26,543,155
            VP Bear Fund - 1,682,712 shares ( cost $55,654,684)                                                 53,661,698      Liberty - Columbia High Yield VS Fund                              104,701           1,382,325
            VP Biotechnology Fund - 650,222 shares ( cost $13,874,802)                                          14,278,862      Liberty - Columbia Real Estate Equity VS Fund                       42,830             646,143
            VP Bull Fund - 5,337,626 shares ( cost $132,818,842)                                               137,283,735      Liberty - Equity VS Fund                                         1,440,181          26,604,334
            VP Consumer Cyclical Fund - 135,532 shares ( cost $3,661,580)                                        3,777,286      Liberty - Federal Securities VS Fund                               781,490           7,912,658
            VP Consumer Non-Cyclical Fund - 81,493 shares ( cost $2,369,598)                                     2,406,488      Liberty - Money Market VS Fund                                     591,046           5,895,419
            VP Energy Fund - 1,565,212 shares ( cost $41,867,687)                                               44,342,460      Liberty - Small Company Growth VS Fund                             151,571           2,277,895
            VP Europe 30 Fund - 4,358,102 shares ( cost $97,997,819)                                           108,778,242      ProFunds - VP Asia 30 Fund                                       3,845,051          49,126,629
            VP Financial Fund - 579,122 shares ( cost $17,067,681)                                              17,790,626      ProFunds - VP Banks Fund                                           517,386           5,759,217
            VP Healthcare Fund - 904,661 shares ( cost $22,343,960)                                             23,349,294      ProFunds - VP Basic Materials Fund                               4,605,719          50,922,025
            VP Industrial Fund - 380,556 shares ( cost $11,639,118)                                             11,751,557      ProFunds - VP Bear Fund                                          5,782,535          53,661,698
            VP Internet Fund - 324,318 shares ( cost $14,608,173)                                               14,856,990      ProFunds - VP Biotechnology Fund                                 1,929,427          14,278,862
            VP Japan Fund - 904,891 shares ( cost $24,520,937)                                                  25,192,150      ProFunds - VP Bull Fund                                         13,720,881         137,283,735
            VP Mid-Cap Growth Fund - 1,561,843 shares ( cost $46,328,575)                                       46,542,921      ProFunds - VP Consumer Cyclical Fund                               403,045           3,777,286
            VP Mid-Cap Value Fund - 1,600,860 shares ( cost $48,556,158)                                        50,523,142      ProFunds - VP Consumer Non-Cyclical Fund                           244,725           2,406,488
            VP OTC Fund - 9,717,777 shares ( cost $146,459,816)                                                153,443,704      ProFunds - VP Energy Fund                                        4,640,216          44,342,460
            VP Pharmaceuticals Fund - 456,991 shares ( cost $12,022,558)                                        11,849,779      ProFunds - VP Europe 30 Fund                                    12,852,129         108,778,242
            VP Precious Metals Fund - 1,858,713 shares ( cost $70,561,944)                                      76,188,651      ProFunds - VP Financial Fund                                     1,706,565          17,790,626
            VP Real Estate Fund - 860,740 shares ( cost $34,171,010)                                            35,195,649      ProFunds - VP Healthcare Fund                                    2,641,542          23,349,294
            VP Rising Rates Opportunity Fund - 1,767,477 shares ( cost $42,371,798)                             41,217,552      ProFunds - VP Industrial Fund                                    1,160,314          11,751,557
            VP Semiconductor Fund - 623,944 shares ( cost $18,814,688)                                          18,306,502      ProFunds - VP Internet Fund                                        986,421          14,856,990
            VP Short OTC Fund - 1,459,626 shares ( cost $31,137,383)                                          $ 30,228,856      ProFunds - VP Japan Fund                                         2,740,092        $ 25,192,150
            VP Small-Cap Growth Fund - 4,893,401 shares ( cost $152,862,774)                                   153,408,108      ProFunds - VP Mid-Cap Growth Fund                                4,689,426          46,542,921
            VP Small-Cap Value Fund - 5,079,115 shares ( cost $146,404,684)                                    147,141,957      ProFunds - VP Mid-Cap Value Fund                                 4,741,994          50,523,142
            VP Technology Fund - 1,335,996 shares ( cost $20,299,080)                                           20,788,095      ProFunds - VP OTC Fund                                          25,158,040         153,443,704
            VP Telecommunications Fund - 545,137 shares ( cost $7,152,686)                                       7,490,179      ProFunds - VP Pharmaceuticals Fund                               1,316,013          11,849,779
            VP U.S. Government Plus Fund - 1,274,751 shares ( cost $40,273,625)                                 36,696,161      ProFunds - VP Precious Metals Fund                               5,642,672          76,188,651
            VP Ultra Bull Fund - 2,687,461 shares ( cost $54,488,116)                                           59,634,749      ProFunds - VP Real Estate Fund                                   2,564,420          35,195,649
            VP Ultra Mid-Cap Fund - 1,301,835 shares ( cost $37,134,024)                                        38,352,066      ProFunds - VP Rising Rates Opportunity Fund                      5,315,681          41,217,552
            VP Ultra OTC Fund - 36,246,770 shares ( cost $101,813,785)                                         110,190,184      ProFunds - VP Semiconductor Fund                                 1,915,121          18,306,502
            VP Ultra Small Cap Fund - 2,853,947 shares ( cost $81,429,284)                                      83,335,256      ProFunds - VP Short OTC Fund                                     4,453,229          30,228,856
            VP Utilities Fund - 1,011,511 shares ( cost $22,215,921)                                            22,637,616      ProFunds - VP Small-Cap Growth Fund                             14,600,310         153,408,108
      The Prudential Series Fund, Inc. (Prudential):                                                                            ProFunds - VP Small-Cap Value Fund                              14,977,525         147,141,957
            SP Jennison International Growth Fund - 3,995,244 shares ( cost $21,888,566)                        23,292,272      ProFunds - VP Technology Fund                                    3,794,916          20,788,095
      Rydex Variable Trust (Rydex):                                                                                             ProFunds - VP Telecommunications Fund                            1,363,145           7,490,179
            Nova Fund - 1,588,322 shares ( cost $15,168,965)                                                    11,451,799      ProFunds - VP U.S. Government Plus Fund                          3,342,258          36,696,161
            OTC Fund - 3,822,726 shares ( cost $93,499,732)                                                     50,307,077      ProFunds - VP Ultra Bull Fund                                    7,766,455          59,634,749
            Ursa Fund - 350,935 shares ( cost $2,411,525)                                                        2,028,404      ProFunds - VP Ultra Mid-Cap Fund                                 3,833,081          38,352,066
      Wells Fargo Variable Trust (WFVT):                                                                                        ProFunds - VP Ultra OTC Fund                                    77,397,873         110,190,184
            Asset Allocation Fund - 12,105,379 shares ( cost $164,062,593)                                     151,438,296      ProFunds - VP Ultra Small-Cap  Fund                              8,428,281          83,335,256
            Equity Income Fund - 1,550,779 shares ( cost $20,544,692)                                           23,153,132      ProFunds - VP Utilities Fund                                     2,837,987          22,637,616
            Equity Value Fund - 2,612,892 shares ( cost $21,834,132)                                            21,791,517      Prudential - SP Jennison International Growth Fund               2,705,434          23,292,272
            Growth Fund - 3,086,009 shares ( cost $59,208,854)                                                  39,778,658      Rydex - Nova Fund                                                2,051,127          11,451,799
            International Equity Fund - 318,655 shares ( cost $2,187,194)                                        2,409,034      Rydex - OTC Fund                                                 8,736,764          50,307,077
            Large Company Growth Fund - 1,808,596 shares ( cost $18,722,073)                                    15,553,927      Rydex - Ursa Fund                                                  186,419           2,028,404
            Money Market Fund - 46,697,993 shares ( cost $46,713,945)                                           46,713,945      WFVT - Asset Allocation Fund                                     7,245,117         151,438,296
            Small-Cap Growth Fund - 876,800 shares ( cost $9,693,645)                                            6,049,919      WFVT - Equity Income Fund                                        2,327,701          23,153,132
            Total Return Bond Fund - 2,458,452 shares ( cost $24,858,761)                                       26,284,941      WFVT - Equity Value Fund                                         2,644,097          21,791,517
                                                                                                                                WFVT - Growth Fund                                               2,373,768          39,778,658
                                                                                                 --------------------------
                          Total Invested Assets                                                           $ 23,614,421,226      WFVT - International Equity Fund                                   309,343           2,409,034
                                                                                                 --------------------------
                                                                                                                                WFVT - Large Company Growth Fund                                 1,878,768          15,553,927
                                                                                                                                WFVT - Money Market Fund                                         3,678,382          46,713,945
                                                                                                                                WFVT - Small-Cap Growth Fund                                       735,016           6,049,919
Receivable from American Skandia Life Assurance Corporation                                                      $ 804,515      WFVT - Total Return Bond Fund                                    2,027,228          26,284,941
Receivable from Davis Funds                                                                                            667
                                                                                                                                                                                                           --------------------
Receivable from Evergreen Funds                                                                                     37,288                                Total Net Assets                   1,919,732,698    $ 23,614,421,226
                                                                                                                                                                                                           --------------------
Receivable from First Trust Defined Funds                                                                          125,721
Receivable from Liberty Variable Investment Trust and Stein Roe Variable Investment Trust                          140,931
Receivable from ProFunds                                                                                       102,029,241
Receivable from Rydex Variable Trust                                                                                79,558
                                                                                                 --------------------------
                          Total Receivables                                                                  $ 103,217,921
                                                                                                 --------------------------

                                                                                                 --------------------------                                                                                --------------------
                          Total Assets                                                                    $ 23,717,639,147                                Total Liabilities and Net Assets                    $ 23,717,639,147
                                                                                                 ==========================                                                                                ====================

---------------------------------------------------------------------------------------------------------------------------     -----------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             AST- Alliance/Bernstein                                                                                                                              AST-American Century            AST-American Century             AST-
                                                                                 AST - Alger All-Cap Growth     Growth + Value              AST - Alliance Growth    AST - Alliance Growth & Income    AST-American Century Income and Growth                     International Growth I          Strategic Balanced              Cohen & Steers Real Estate       AST - DeAm Bond              AST - DeAm Global Allocation   AST - DeAm International Equity
                                                                               -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                 $ -                           $ 199,007                          $ -                      $ 14,904,653                          $ 3,121,469                              $ 6,081,663                        $ 4,010,116                     $ 6,795,749                           $ 718,436                       $ 3,281,525                        $ 617,067
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                (5,084,261)                           (685,952)                  (3,234,916)                      (19,240,238)                          (3,534,045)                              (4,784,104)                        (2,742,153)                     (2,995,112)                           (381,657)                       (3,697,649)                      (1,586,004)
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------
NET INVESTMENT (LOSS)/INCOME                                                             (5,084,261)                           (486,945)                  (3,234,916)                       (4,335,585)                            (412,576)                               1,297,559                          1,267,963                       3,800,637                             336,778                          (416,124)                        (968,937)
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                  188,833,490                          31,608,084                  144,207,953                       348,297,443                          114,969,299                              499,465,526                         61,529,874                     101,021,361                          38,133,000                        81,152,913                      128,678,603
   Cost of Securities Sold                                                              292,165,111                          32,947,361                  178,779,895                       507,514,404                          160,104,220                              518,692,591                         75,578,737                     102,285,528                          38,769,772                       117,877,321                      133,435,197

                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------
       Net (Loss)/Gain                                                                 (103,331,621)                         (1,339,277)                 (34,571,942)                     (159,216,961)                         (45,134,921)                             (19,227,065)                       (14,048,863)                     (1,264,167)                           (636,772)                      (36,724,408)                      (4,756,594)
   Short-Term Capital Gain Distributions Received                                                 -                                   -                            -                                 -                                    -                                        -                                  -                               -                             905,855                                 -                                -
   Long-Term Capital Gain Distributions Received                                                  -                                   -                            -                                 -                                    -                                        -                                  -                       3,955,952                                   -                                 -                                -
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------

NET REALIZED (LOSS)/GAIN                                                               (103,331,621)                         (1,339,277)                 (34,571,942)                     (159,216,961)                         (45,134,921)                             (19,227,065)                       (14,048,863)                      2,691,785                             269,083                       (36,724,408)                      (4,756,594)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                 (196,155,924)                         (4,368,484)                 (51,610,636)                     (421,143,388)                         (61,440,954)                             (32,983,203)                       (25,305,088)                     (6,621,701)                            421,024                      (103,886,485)                     (12,226,980)
   End of Period                                                                         13,150,781                           7,328,987                   31,890,410                        96,887,507                           42,387,077                               57,977,676                         17,995,753                      51,684,193                             281,147                       (24,551,845)                      26,574,601
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------

NET UNREALIZED GAIN/(LOSS)                                                              209,306,705                          11,697,472                   83,501,045                       518,030,895                          103,828,032                               90,960,880                         43,300,841                      58,305,893                            (139,877)                       79,334,640                       38,801,581
                                                                               ---------------------           -------------------------           ------------------          ------------------------        ---------------------------------------------------------------------------------------------------------        ------------------------          --------------------------      -------------------------------------------------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $ 100,890,823                         $ 9,871,250                 $ 45,694,187                     $ 354,478,349                         $ 58,280,535                             $ 73,031,374                       $ 30,519,942                    $ 64,798,316                           $ 465,985                      $ 42,194,108                     $ 33,076,050
                                                                               =====================           =========================           ==================          ========================        =========================================================================================================        ========================          ==========================      =============================================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                 AST-DeAm                    AST-Federated            AST-Federated               AST-Gabelli            AST-Gabelli         AST-Goldman Sachs            AST-Goldman Sachs          AST-Goldman Sachs
                                                                                      AST-DeAm Large-Cap Growth   AST-DeAm Large-Cap Value   AST-DeAm Small-Cap Growth            Small-Cap Value           Aggressive Growth          High Yield Bond          All-Cap Value          Small-Cap Value       Concentrated Growth            Mid-Cap Growth           Small-Cap Value
                                                                                     ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ 4,034                     $ 350,978                         $ -                     $ 12,572                        $ -             $ 47,832,928                 $ 855,702                $ 981,746               $ 3,735,809                      $ -                $ 2,388,943
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                          (256,462)                     (734,944)                 (4,617,067)                    (303,459)                (1,536,639)             (10,873,512)               (1,782,027)              (8,038,762)              (15,322,200)              (1,392,514)                (4,099,682)
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------
NET INVESTMENT (LOSS)/INCOME                                                                       (252,428)                     (383,966)                 (4,617,067)                    (290,888)                (1,536,639)              36,959,416                  (926,325)              (7,057,017)              (11,586,392)              (1,392,514)                (1,710,738)
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                            9,380,714                    16,646,138                 199,327,513                   38,841,166                136,490,053              792,992,215               153,389,676              231,023,761               440,637,842               20,237,480                103,474,136
   Cost of Securities Sold                                                                        8,979,679                    20,152,461                 206,424,899                   34,635,192                107,009,357              767,274,737               155,839,375              250,071,685             1,001,153,288               25,801,817                111,747,889

                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------
       Net (Loss)/Gain                                                                              401,035                    (3,506,323)                 (7,097,386)                   4,205,974                 29,480,696               25,717,478                (2,449,699)             (19,047,924)             (560,515,446)              (5,564,337)                (8,273,753)
   Short-Term Capital Gain Distributions Received                                                         -                             -                           -                            -                          -                        -                         -                        -                         -                        -                          -
   Long-Term Capital Gain Distributions Received                                                          -                             -                           -                            -                          -                        -                         -                        -                         -                        -                          -
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------

NET REALIZED (LOSS)/GAIN                                                                            401,035                    (3,506,323)                 (7,097,386)                   4,205,974                 29,480,696               25,717,478                (2,449,699)             (19,047,924)             (560,515,446)              (5,564,337)                (8,273,753)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                             (598,689)                   (6,553,157)                (37,793,859)                      36,734                   (581,924)              (4,165,213)              (15,437,714)             (32,864,991)             (885,471,572)             (11,085,193)               (47,152,052)
   End of Period                                                                                  3,791,580                     8,952,001                  95,452,822                    3,580,181                 22,004,561               68,349,534                23,711,529              159,243,162               (87,459,105)              20,533,948                 59,233,808
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------

NET UNREALIZED GAIN/(LOSS)                                                                        4,390,268                    15,505,157                 133,246,682                    3,543,447                 22,586,485               72,514,746                39,149,243              192,108,153               798,012,467               31,619,140                106,385,860
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------      -------------------       -------------------      -------------------        ------------------      -------------------      ---------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 4,538,875                  $ 11,614,868               $ 121,532,229                  $ 7,458,533               $ 50,530,542            $ 135,191,640              $ 35,773,220            $ 166,003,212             $ 225,910,630             $ 24,662,290               $ 96,401,368
                                                                                     =========================================================================================================================================      ===================       ===================      ===================        ==================      ===================      =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                                                                                                                                                           AST - Neuberger & Berman            AST-Neuberger & Berman
                                                                                      AST - Invesco Capital Income   AST - Lord Abbett Bond Debenture   AST - Marsico Capital Growth            AST - MFS Global Equity                AST - MFS Growth       AST - MFS Growth with Income         AST - Money Market            Mid-Cap Growth                  Mid-Cap Value              AST-PBHG Small-Cap Growth   AST-PIMCO Limited Maturity Bond
                                                                                     ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                           $ 14,844,879                      $ 6,759,759                            $ -                               $ 120,069                               $ -                           $ 321,644                     $ 15,583,326                             $ -                  $ 1,692,163                               $ -                    $ 23,766,219
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                   (8,469,454)                      (2,968,611)                   (18,519,512)                             (1,091,873)                       (7,761,045)                         (1,262,627)                     (35,152,536)                     (4,344,223)                 (11,369,332)                       (3,900,790)                    (15,980,603)
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------
NET INVESTMENT (LOSS)/INCOME                                                                 6,375,424                        3,791,148                    (18,519,512)                               (971,804)                       (7,761,045)                           (940,983)                     (19,569,210)                     (4,344,223)                  (9,677,169)                       (3,900,790)                      7,785,616
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                     246,646,363                      166,765,245                    373,197,804                              31,654,509                       160,279,894                          25,829,573                    6,826,352,487                     241,943,130                  196,927,305                       352,710,812                     716,939,480
   Cost of Securities Sold                                                                 332,883,818                      156,820,514                    451,553,702                              33,245,866                       251,125,132                          31,565,588                    6,826,352,487                     242,023,142                  222,120,021                       309,840,352                     708,400,186

                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------
       Net (Loss)/Gain                                                                     (86,237,455)                       9,944,731                    (78,355,898)                             (1,591,357)                      (90,845,238)                         (5,736,015)                               -                         (80,012)                 (25,192,716)                       42,870,460                       8,539,294
   Short-Term Capital Gain Distributions Received                                                    -                                -                              -                                       -                                 -                                   -                            2,959                               -                            -                                 -                       9,420,632
   Long-Term Capital Gain Distributions Received                                                     -                                -                              -                                       -                                 -                                   -                                -                               -                            -                                 -                       4,724,632
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------

NET REALIZED (LOSS)/GAIN                                                                   (86,237,455)                       9,944,731                    (78,355,898)                             (1,591,357)                      (90,845,238)                         (5,736,015)                           2,959                         (80,012)                 (25,192,716)                       42,870,460                      22,684,558

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                    (160,340,071)                       3,181,872                   (205,846,418)                             (4,022,932)                     (234,473,210)                        (12,417,635)                               -                     (27,394,187)                 (97,208,197)                       (6,855,283)                     22,600,283
   End of Period                                                                            19,070,578                       20,709,207                    223,765,173                              16,668,740                       (33,384,581)                         10,426,271                                -                      52,718,982                  179,599,485                        48,827,132                      12,408,860
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------

NET UNREALIZED GAIN/(LOSS)                                                                 179,410,649                       17,527,336                    429,611,591                              20,691,672                       201,088,629                          22,843,906                                -                      80,113,168                  276,807,681                        55,682,415                     (10,191,423)
                                                                                     ------------------              -------------------            -------------------                   ---------------------               -------------------                 -------------------              -------------------             -------------------           ------------------               -------------------             -------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $ 99,548,619                     $ 31,263,215                  $ 332,736,181                            $ 18,128,511                     $ 102,482,347                        $ 16,166,908                    $ (19,566,251)                   $ 75,688,934                $ 241,937,796                      $ 94,652,085                    $ 20,278,751
                                                                                     ==================              ===================            ===================                   =====================               ===================                 ===================              ===================             ===================           ==================               ===================             ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                           AST-Sanford Bernstein             AST-Strong                    AST-T. Rowe Price                                             AST-T. Rowe Price                   AST-William Blair
                                                                                  AST-PIMCO Total Return Bond      AST-Sanford Bernstein Core Value        Managed Index 500                International Equity            Asset Allocation         AST-T. Rowe Price Global Bond       Natural Resources                 International Growth                     Davis-Value        Evergreen-VA Blue Chip     Evergreen-VA Capital Growth
                                                                                --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                              $ 80,553,600                            $ 1,336,476                       $ 5,235,098                     $ 2,643,943                       $ 6,984,661                       $ 7,282,332                   $ 1,590,583                            $ -                      $ 44,685                        $ -                       $ 141,210
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                     (31,991,545)                            (2,911,570)                       (6,247,258)                     (5,015,746)                       (4,098,212)                       (3,132,559)                   (1,568,893)                    (5,163,089)                      (72,703)                   (35,090)                        (69,970)
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------
NET INVESTMENT (LOSS)/INCOME                                                                   48,562,055                             (1,575,094)                       (1,012,160)                     (2,371,803)                        2,886,448                         4,149,773                        21,691                     (5,163,089)                      (28,018)                   (35,090)                         71,240
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                      1,021,915,195                            241,382,943                       405,989,116                     356,761,967                        47,707,049                       182,099,159                    53,712,593                    164,635,046                       600,964                  3,332,396                       6,898,304
   Cost of Securities Sold                                                                    993,317,058                            229,436,633                       434,166,491                     350,879,407                        62,612,584                       166,311,810                    60,671,402                    259,754,401                       805,853                  4,047,430                       8,305,470

                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------
       Net (Loss)/Gain                                                                         28,598,137                             11,946,310                       (28,177,375)                      5,882,560                       (14,905,535)                       15,787,349                    (6,958,809)                   (95,119,355)                     (204,889)                  (715,034)                     (1,407,166)
   Short-Term Capital Gain Distributions Received                                              43,262,617                                      -                                 -                               -                                 -                           181,223                             -                              -                             -                          -                               -
   Long-Term Capital Gain Distributions Received                                               39,334,671                                      -                                 -                               -                                 -                           209,448                     2,221,292                              -                             -                          -                               -
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------

NET REALIZED (LOSS)/GAIN                                                                      111,195,426                             11,946,310                       (28,177,375)                      5,882,560                       (14,905,535)                       16,178,020                    (4,737,517)                   (95,119,355)                     (204,889)                  (715,034)                     (1,407,166)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                        115,113,897                             (5,448,203)                      (52,062,105)                    (27,501,365)                      (75,657,810)                       13,939,702                   (10,078,843)                  (185,234,782)                     (958,736)                (1,143,118)                     (1,914,099)
   End of Period                                                                               35,210,623                             30,759,068                        77,033,707                      61,101,946                        (4,524,954)                       15,472,640                    26,786,650                     38,988,439                       594,115                          -                               -
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------

NET UNREALIZED GAIN/(LOSS)                                                                    (79,903,273)                            36,207,271                       129,095,812                      88,603,310                        71,132,857                         1,532,938                    36,865,494                    224,223,221                     1,552,851                  1,143,118                       1,914,099
                                                                                --------------------------         ------------------------------         -------------------------         -----------------------        --------------------------        --------------------------        ----------------------         ----------------------       -----------------------     ----------------------        ------------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 79,854,207                           $ 46,578,487                      $ 99,906,276                    $ 92,114,067                      $ 59,113,770                      $ 21,860,731                  $ 32,149,668                  $ 123,940,777                   $ 1,319,944                  $ 392,995                       $ 578,173
                                                                                ==========================         ==============================         =========================         =======================        ==========================        ==========================        ======================         ======================       =======================     ======================        ========================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                                                                                                                                                                                                            Evergreen-VA
                                                                                     Evergreen - VA Equity Index   Evergreen - VA Foundation        Evergreen - VA Fund         Evergreen - VA Global Leaders     Evergreen - VA Growth & Income  Evergreen-VA International Equity  Evergreen-VA Omega    Evergreen-VA Special Equity   Evergreen-VA Special Values     Strategic Income        First Trust-10 Uncommon Values
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                  $ 50,392                     $ 166,487                            $ -                          $ 92,755                         $ 28,021                       $ 154,321                             $ -                      $ -                       $ 4,605                         $ -                        $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                         (48,470)                     (104,499)                        (2,708)                         (184,972)                          (5,340)                        (22,031)                       (256,567)                (496,355)                      (55,012)                    (91,868)                   (99,438)
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------
NET INVESTMENT (LOSS)/INCOME                                                                        1,922                        61,988                         (2,708)                          (92,217)                          22,681                         132,289                        (256,567)                (496,355)                      (50,407)                    (91,868)                   (99,438)
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                          4,433,215                       834,020                         62,317                        35,451,438                          101,257                         124,614                       4,213,439               58,788,261                       773,626                   1,272,310                  2,573,410
   Cost of Securities Sold                                                                      4,920,809                     1,092,956                         61,446                        34,823,429                          100,476                         123,142                       6,194,966               54,090,350                       922,751                   1,103,399                  4,496,578

                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------
       Net (Loss)/Gain                                                                           (487,594)                     (258,936)                           871                           628,009                              781                           1,472                      (1,981,527)               4,697,911                      (149,125)                    168,911                 (1,923,168)
   Short-Term Capital Gain Distributions Received                                                       -                             -                              -                                 -                                -                               -                               -                        -                             -                     603,845                          -
   Long-Term Capital Gain Distributions Received                                                        -                             -                              -                                 -                                -                               -                               -                        -                             -                           -                          -
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------

NET REALIZED (LOSS)/GAIN                                                                         (487,594)                     (258,936)                           871                           628,009                              781                           1,472                      (1,981,527)               4,697,911                      (149,125)                    772,756                 (1,923,168)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         (1,231,501)                   (1,845,951)                             -                        (1,544,892)                               -                         (78,136)                     (4,539,324)              (4,640,781)                     (693,244)                    277,469                 (4,510,764)
   End of Period                                                                                        -                      (663,244)                       123,120                                 -                          248,698                         663,975                       3,356,463                4,058,709                       501,956                     488,000                   (247,291)
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------

NET UNREALIZED GAIN/(LOSS)                                                                      1,231,501                     1,182,707                        123,120                         1,544,892                          248,698                         742,111                       7,895,786                8,699,489                     1,195,201                     210,531                  4,263,473
                                                                                     ---------------------       -----------------------       ------------------------       ---------------------------        -------------------------        ------------------------         -----------------------       ------------------       -----------------------        --------------------       --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 745,829                     $ 985,759                      $ 121,283                       $ 2,080,684                        $ 272,161                       $ 875,873                     $ 5,657,692             $ 12,901,045                     $ 995,669                   $ 891,418                $ 2,240,867
                                                                                     =====================       =======================       ========================       ===========================        =========================        ========================         =======================       ==================       =======================        ====================       ====================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         First Trust-                      First Trust-                 First Trust-                    First Trust-             First Trust-         First Trust-                                                                        First Trust-
                                                                                   First Trust-Energy        Financial Services           Global Target 15               NASDAQ Target 15             Pharmaceutical            S&P Target 24         Target Managed VIP       First Trust - Technology     First Trust-The Dow DART 10  Value Line Target 25      Galaxy-VIP Asset Allocation
                                                                                     ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ -                         $ -                        $ -                             $ -                       $ -                        $ -                       $ -                       $ -                        $ -                        $ -                 $ 216,391
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                       (24,407)                    (40,422)                   (25,761)                        (46,706)                  (37,120)                   (49,145)                 (164,993)                  (17,727)                   (40,385)                   (38,213)                  (84,590)
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------
NET INVESTMENT (LOSS)/INCOME                                                                    (24,407)                    (40,422)                   (25,761)                        (46,706)                  (37,120)                   (49,145)                 (164,993)                  (17,727)                   (40,385)                   (38,213)                  131,800
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                          805,296                     923,017                    585,187                         813,531                   809,831                  1,156,175                 4,143,474                   298,785                  1,283,463                    349,152                34,459,586
   Cost of Securities Sold                                                                      771,028                     917,882                    611,635                       1,012,961                 1,082,749                  1,360,601                 4,812,337                   421,830                  1,522,112                    428,196                46,275,594

                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------
       Net (Loss)/Gain                                                                           34,268                       5,135                    (26,448)                       (199,430)                 (272,918)                  (204,426)                 (668,863)                 (123,045)                  (238,649)                   (79,044)              (11,816,008)
   Short-Term Capital Gain Distributions Received                                                     -                           -                          -                               -                         -                          -                         -                         -                          -                          -                         -
   Long-Term Capital Gain Distributions Received                                                      -                           -                          -                               -                         -                          -                         -                         -                          -                          -                         -
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------

NET REALIZED (LOSS)/GAIN                                                                         34,268                       5,135                    (26,448)                       (199,430)                 (272,918)                  (204,426)                 (668,863)                 (123,045)                  (238,649)                   (79,044)              (11,816,008)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                          (90,929)                   (524,920)                  (337,750)                     (1,288,103)                 (893,102)                  (814,558)                 (947,854)                 (713,097)                  (801,843)                  (423,965)              (11,647,668)
   End of Period                                                                                563,410                     607,136                    465,688                         311,197                    13,754                    446,147                 4,659,017                    82,502                    144,662                  1,009,558                         -
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------

NET UNREALIZED GAIN/(LOSS)                                                                      654,339                   1,132,057                    803,438                       1,599,300                   906,856                  1,260,705                 5,606,871                   795,599                    946,505                  1,433,523                11,647,668
                                                                                     -------------------        --------------------        -------------------        ------------------------      --------------------       --------------------      --------------------      --------------------       --------------------       --------------------      --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $ 664,200                 $ 1,096,770                  $ 751,230                     $ 1,353,164                 $ 596,819                $ 1,007,134               $ 4,773,015                 $ 654,826                  $ 667,471                $ 1,316,266                 $ (36,540)
                                                                                     ===================        ====================        ===================        ========================      ====================       ====================      ====================      ====================       ====================       ====================      ====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION                                                        535                   531                    533                    536                    351                    375                   372                    374                    371                   373                    540
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                 -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Galaxy-VIP Growth     Galaxy-VIP                Galaxy-VIP          Galaxy-VIP             Gartmore-GVIT          INVESCO-VIF            INVESCO-VIF           INVESCO-VIF            INVESCO-VIF            INVESCO-VIF          Liberty-Asset
                                                                                    and Income  -          Money Market            Quality Plus Bond    Small VCompany Growth   Developing Markets            Dynamics       Financial Services    Health Sciences         Technology          Telecommunications    Asset Allocation VS
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                               $ 11,165              $ 17,472              $ 137,428                    $ -               $ 73,631                    $ -             $ 450,723                    $ -                    $ -                   $ -                    $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (13,559)              (25,156)               (26,837)                (6,337)            (1,330,154)              (983,230)           (1,232,140)            (1,663,298)            (1,159,252)             (372,948)              (209,781)
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------
NET INVESTMENT (LOSS)/INCOME                                                                    (2,394)               (7,684)               110,591                 (6,337)            (1,256,523)              (983,230)             (781,417)            (1,663,298)            (1,159,252)             (372,948)              (209,781)
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                       5,125,008            11,943,195             11,331,966              2,368,220            194,702,815            361,603,619            50,011,770             60,171,788             89,602,837            51,592,550              9,117,751
   Cost of Securities Sold                                                                   7,176,708            11,943,195             10,776,153              4,476,062            176,619,894            349,245,237            54,901,615             72,185,411             84,417,693            48,421,274              8,244,997

                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------
       Net (Loss)/Gain                                                                      (2,051,700)                    -                555,813             (2,107,842)            18,082,921             12,358,382            (4,889,845)           (12,013,623)             5,185,144             3,171,276                872,754
   Short-Term Capital Gain Distributions Received                                                    -                     -                  8,042                      -                      -                      -                     -                      -                      -                     -                      -
   Long-Term Capital Gain Distributions Received                                                     -                     -                 73,232                      -                      -                      -                     -                      -                      -                     -                      -
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------

NET REALIZED (LOSS)/GAIN                                                                    (2,051,700)                    -                637,088             (2,107,842)            18,082,921             12,358,382            (4,889,845)           (12,013,623)             5,185,144             3,171,276                872,754

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                      (1,921,850)                    -                703,180             (1,979,825)            (5,113,694)            (2,353,941)           (9,941,766)           (25,474,007)            (9,479,855)           (1,046,400)                     -
   End of Period                                                                                     -                     -                      -                      -             25,019,902              6,364,515            17,268,509             14,895,392             14,887,797             3,335,256              4,631,410
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------

NET UNREALIZED GAIN/(LOSS)                                                                   1,921,850                     -               (703,180)             1,979,825             30,133,596              8,718,456            27,210,276             40,369,399             24,367,652             4,381,656              4,631,410
                                                                                     ------------------   -------------------   --------------------   --------------------   --------------------   --------------------  --------------------   --------------------   --------------------  --------------------   --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ (132,244)             $ (7,684)              $ 44,498             $ (134,354)          $ 46,959,994           $ 20,093,608          $ 21,539,014           $ 26,692,478           $ 28,393,544           $ 7,179,984            $ 5,294,383
                                                                                     ==================   ===================   ====================   ====================   ====================   ====================  ====================   ====================   ====================  ====================   ====================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Liberty-                    Liberty-                   Liberty-               Liberty-
                                                                                    Columbia High Yield VS      Columbia Real Estate VS      Equity VS         Federal Securities VS     Liberty-Money Market VS   Liberty-Small Company Growth VS    ProFunds - VP Asia 30      ProFunds - VP Banks    ProFunds - VP Basic Materials ProFunds - VP Bear     ProFunds - VP Biotechnology
                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                               $ 90,155                   $ 14,688                 $ 87,116                        $ -                   $ 32,902                         $ -                   $ 17,566                  $ 85,845                  $ 40,446                       $ -                        $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (13,950)                    (6,190)                (262,165)                   (69,707)                   (50,085)                    (16,940)                  (306,260)                  (80,648)                 (141,997)               (1,668,652)                  (318,743)
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------
NET INVESTMENT (LOSS)/INCOME                                                                    76,205                      8,498                 (175,049)                   (69,707)                   (17,183)                    (16,940)                  (288,693)                    5,197                  (101,550)               (1,668,652)                  (318,743)
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                         627,059                    534,674                8,681,670                  3,191,417                  5,332,845                     969,476                191,508,090                84,370,069               116,875,778             1,426,947,059                176,875,251
   Cost of Securities Sold                                                                     650,852                    478,057               13,407,193                  3,156,605                  5,332,845                     729,066                186,399,836                83,713,714               114,797,861             1,453,032,583                171,596,881

                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------
       Net (Loss)/Gain                                                                         (23,793)                    56,617               (4,725,523)                    34,812                          -                     240,410                  5,108,254                   656,355                 2,077,917               (26,085,524)                 5,278,370
   Short-Term Capital Gain Distributions Received                                                2,351                     19,442                        -                          -                          -                           -                          -                         -                         -                         -                          -
   Long-Term Capital Gain Distributions Received                                                     -                     63,227                        -                          -                          -                           -                          -                         -                         -                         -                          -
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------

NET REALIZED (LOSS)/GAIN                                                                       (21,442)                   139,286               (4,725,523)                    34,812                          -                     240,410                  5,108,254                   656,355                 2,077,917               (26,085,524)                 5,278,370

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         (62,070)                    (7,320)             (19,321,709)                         -                          -                           -                   (676,609)                  (21,789)                  (20,289)                1,417,226                   (764,758)
   End of Period                                                                                33,202                     16,275               (8,915,195)                   148,637                          -                     736,375                  2,595,203                    74,565                 1,824,556                (1,992,986)                   404,060
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------

NET UNREALIZED GAIN/(LOSS)                                                                      95,273                     23,595               10,406,513                    148,637                          -                     736,375                  3,271,812                    96,355                 1,844,846                (3,410,212)                 1,168,818
                                                                                     ------------------        -------------------      -------------------       --------------------        -------------------       ---------------------       --------------------      --------------------      --------------------       -------------------       --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 150,037                  $ 171,379              $ 5,505,941                  $ 113,742                  $ (17,183)                  $ 959,845                $ 8,091,373                 $ 757,907               $ 3,821,212             $ (31,164,387)               $ 6,128,445
                                                                                     ==================        ===================      ===================       ====================        ===================       =====================       ====================      ====================      ====================       ===================       ====================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 ProFunds -             ProFunds -
                                                                                         ProFunds - VP Bull      VP Consumer Cyclical   VP Consumer Non-Cyclical    ProFunds - VP Energy    ProFunds - VP Europe 30     ProFunds-VP Financial   ProFunds-VP Healthcare  ProFunds-VP Industrial      ProFunds-VP Internet         ProFunds-VP Japan     ProFunds-VP Mid-Cap Growth
                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ -                        $ -                      $ 19,148                      $ -                  $ 99,004                  $ 24,128                      $ -                      $ -                      $ -                       $ -                           $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (857,762)                   (58,696)                      (55,789)                (204,540)                 (758,559)                 (202,831)                (259,628)                 (50,169)                (250,505)                 (216,875)                     (462,954)
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------
NET INVESTMENT (LOSS)/INCOME                                                                   (857,762)                   (58,696)                      (36,641)                (204,540)                 (659,555)                 (178,703)                (259,628)                 (50,169)                (250,505)                 (216,875)                     (462,954)
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                      887,246,198                 85,254,315                    71,469,978              143,669,231               181,417,490               110,171,747              168,189,984               60,496,176              164,480,747               175,522,445                   214,940,979
   Cost of Securities Sold                                                                  885,679,345                 84,273,064                    71,111,071              142,878,344               172,722,488               107,676,355              168,552,000               59,400,201              156,649,909               175,347,416                   208,144,809

                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------
       Net (Loss)/Gain                                                                        1,566,853                    981,251                       358,907                  790,887                 8,695,002                 2,495,392                 (362,016)               1,095,975                7,830,838                   175,029                     6,796,170
   Short-Term Capital Gain Distributions Received                                                     -                          -                             -                        -                         -                         -                        -                        -                  153,336                         -                       122,670
   Long-Term Capital Gain Distributions Received                                                      -                          -                             -                        -                         -                         -                        -                        -                        -                         -                             -
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------

NET REALIZED (LOSS)/GAIN                                                                      1,566,853                    981,251                       358,907                  790,887                 8,695,002                 2,495,392                 (362,016)               1,095,975                7,984,174                   175,029                     6,918,840

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                       (2,751,680)                   (47,366)                       (8,345)                (238,857)                 (366,466)                 (181,167)                (316,453)                 (25,736)              (1,007,428)                  (37,438)                     (263,335)
   End of Period                                                                              4,464,893                    115,706                        36,890                2,474,773                10,780,423                   722,945                1,005,334                  112,439                  248,816                   671,213                       214,346
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------

NET UNREALIZED GAIN/(LOSS)                                                                    7,216,573                    163,072                        45,235                2,713,630                11,146,889                   904,113                1,321,787                  138,174                1,256,244                   708,651                       477,680
                                                                                     -------------------        -------------------          --------------------      -------------------      --------------------      --------------------     --------------------     --------------------     --------------------      --------------------       -----------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 7,925,664                $ 1,085,627                     $ 367,501              $ 3,299,977              $ 19,182,336               $ 3,220,802                $ 700,143              $ 1,183,980              $ 8,989,913                 $ 666,805                   $ 6,933,567
                                                                                     ===================        ===================          ====================      ===================      ====================      ====================     ====================     ====================     ====================      ====================       =======================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                                                        ProFunds-VP
                                                                                     ProFunds-VP Mid-Cap Value    ProFunds-VP OTC   ProFunds-VP Pharmaceuticals  ProFunds-VP Precious Metals  ProFunds-VP Real Estate  Rising Rates Opportunity   ProFunds VP Semiconductor   ProFunds-VP Short OTC   ProFunds-VP Small-Cap Growth  ProFunds-VP Small-Cap Value  ProFunds-VP Technology
                                                                                     -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ -                        $ -                         $ -                        $ -                  $ 413,390                        $ -                      $ -                   $ 266,896                       $ -                        $ -                       $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (342,672)                (1,606,944)                   (102,663)                  (599,499)                  (333,300)                  (486,484)                (184,262)                   (551,443)                 (856,499)                  (583,921)                 (223,545)
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------
NET INVESTMENT (LOSS)/INCOME                                                                   (342,672)                (1,606,944)                   (102,663)                  (599,499)                    80,090                   (486,484)                (184,262)                   (284,547)                 (856,499)                  (583,921)                 (223,545)
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                      276,047,600                786,092,042                 116,137,751                280,821,179                205,620,338                307,444,050              158,406,724                 724,112,218               492,439,355                400,002,896               134,739,391
   Cost of Securities Sold                                                                  270,570,659                760,922,493                 118,087,269                273,436,771                201,357,482                307,761,701              154,065,108                 743,058,620               476,255,864                389,647,771               133,673,958

                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------
       Net (Loss)/Gain                                                                        5,476,941                 25,169,549                  (1,949,518)                 7,384,408                  4,262,856                   (317,651)               4,341,616                 (18,946,402)               16,183,491                 10,355,125                 1,065,433
   Short-Term Capital Gain Distributions Received                                                     -                          -                     550,262                          -                          -                          -                        -                           -                         -                          -                         -
   Long-Term Capital Gain Distributions Received                                                      -                          -                           -                          -                          -                          -                        -                           -                         -                          -                         -
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------

NET REALIZED (LOSS)/GAIN                                                                      5,476,941                 25,169,549                  (1,399,256)                 7,384,408                  4,262,856                   (317,651)               4,341,616                 (18,946,402)               16,183,491                 10,355,125                 1,065,433

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         (129,186)                (6,194,327)                     38,139                  1,414,184                   (355,377)                  (314,178)                (442,740)                    349,800                  (330,254)                  (397,674)               (1,625,708)
   End of Period                                                                              1,966,984                  6,983,887                    (172,779)                 5,626,707                  1,024,640                 (1,154,246)                (508,186)                   (908,527)                  545,334                    737,273                   489,015
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------

NET UNREALIZED GAIN/(LOSS)                                                                    2,096,170                 13,178,214                    (210,919)                 4,212,522                  1,380,016                   (840,068)                 (65,446)                 (1,258,326)                  875,588                  1,134,947                 2,114,723
                                                                                     -------------------       --------------------        --------------------       --------------------       --------------------       --------------------      -------------------        --------------------      --------------------       --------------------      --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 7,230,440               $ 36,740,819                $ (1,712,838)              $ 10,997,431                $ 5,722,962               $ (1,644,203)             $ 4,091,908               $ (20,489,275)             $ 16,202,580               $ 10,906,151               $ 2,956,611
                                                                                     ===================       ====================        ====================       ====================       ====================       ====================      ===================        ====================      ====================       ====================      ====================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                     ProFunds-VP           ProFunds-VP                                                                                                                                                        Prudential-SP Jennison
                                                                                      Telecommunications   U.S. Government Plus         ProFunds-VP Ultra Bull    ProFunds-VP Ultra Mid-Cap       ProFunds-VP Ultra OTC  ProFunds-VP Ultra Small-Cap   ProFunds-VP Utilities   International Growth               Rydex-Nova                Rydex - OTC               Rydex - Ursa
                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      --------------------       --------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                     $ -                $ 2,212,869                         $ -                           $ -                        $ -                       $ -                  $ 429,122                       $ -                       $ -                       $ -                        $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                      (101,009)                  (771,981)                   (505,772)                     (301,079)                  (875,987)                 (736,321)                  (279,034)                 (139,935)                 (147,520)                 (655,677)                   (38,626)
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------
NET INVESTMENT (LOSS)/INCOME                                                                   (101,009)                 1,440,888                    (505,772)                     (301,079)                  (875,987)                 (736,321)                   150,088                  (139,935)                 (147,520)                 (655,677)                   (38,626)
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                       95,402,444                508,218,600                 300,711,029                   213,227,485                221,547,577               417,616,631                221,427,508                63,067,628                 3,597,828                11,785,842                    774,498
   Cost of Securities Sold                                                                   97,309,137                514,825,797                 289,654,646                   204,852,718                192,789,432               388,848,500                218,928,797                60,508,881                 8,459,028                26,738,901                    754,508

                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------
       Net (Loss)/Gain                                                                       (1,906,693)                (6,607,197)                 11,056,383                     8,374,767                 28,758,145                28,768,131                  2,498,711                 2,558,747                (4,861,200)              (14,953,059)                    19,990
   Short-Term Capital Gain Distributions Received                                                     -                  3,959,224                           -                             -                          -                         -                          -                         -                         -                         -                          -
   Long-Term Capital Gain Distributions Received                                                      -                          -                           -                             -                          -                         -                          -                         -                         -                         -                          -
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------

NET REALIZED (LOSS)/GAIN                                                                     (1,906,693)                (2,647,973)                 11,056,383                     8,374,767                 28,758,145                28,768,131                  2,498,711                 2,558,747                (4,861,200)              (14,953,059)                    19,990

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                         (692,175)                   489,394                  (1,077,353)                       10,977                 (3,713,547)                 (339,638)                   263,917                  (151,104)              (12,118,308)              (75,677,727)                   347,704
   End of Period                                                                                337,493                 (3,577,464)                  5,146,634                     1,218,041                  8,376,399                 1,905,972                    421,695                 1,403,706                (3,717,166)              (43,192,655)                  (383,121)
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------

NET UNREALIZED GAIN/(LOSS)                                                                    1,029,668                 (4,066,859)                  6,223,987                     1,207,064                 12,089,946                 2,245,610                    157,778                 1,554,810                 8,401,143                32,485,072                   (730,825)
                                                                                     -------------------       --------------------        --------------------          --------------------       --------------------      --------------------       --------------------      --------------------      --------------------      --------------------       --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ (978,034)              $ (5,273,943)               $ 16,774,598                   $ 9,280,752               $ 39,972,104              $ 30,277,420                $ 2,806,578               $ 3,973,622               $ 3,392,423              $ 16,876,336                 $ (749,461)
                                                                                     ===================       ====================        ====================          ====================       ====================      ====================       ====================      ====================      ====================      ====================       ====================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                     --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                      WFVT - Asset Allocation     WFVT - Equity Income       WFVT-Equity Value      WFVT-Growth          WFVT-International Equity    WFVT-Large Company Growth       WFVT-Money Market     WFVT-Small-Cap Growth     WFVT-Total Return Bond
                                                                                     ----------------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                             $ 2,260,939                  $ 256,177                  $ 320,037                        $ -                  $ 5,506                       $ -                 $ 307,371                       $ -                $ 1,205,930
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                    (1,999,730)                  (226,523)                  (273,296)                  (549,459)                 (24,577)                 (183,546)                 (836,376)                  (70,888)                  (400,674)
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------
NET INVESTMENT (LOSS)/INCOME                                                                    261,209                     29,653                     46,741                   (549,459)                 (19,071)                 (183,546)                 (529,005)                  (70,888)                   805,256
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------

REALIZED (LOSS)/GAIN ON INVESTMENTS:
   Proceeds from Sales                                                                       24,737,311                 10,590,236                  7,334,191                  9,014,473                  335,312                 1,949,644                37,826,835                   873,551                  7,238,296
   Cost of Securities Sold                                                                   30,092,357                 11,757,977                  9,849,240                 14,022,510                  496,356                 3,474,574                37,826,835                 2,708,017                  6,829,538

                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------
       Net (Loss)/Gain                                                                       (5,355,046)                (1,167,741)                (2,515,049)                (5,008,037)                (161,044)               (1,524,930)                        -                (1,834,466)                   408,758
   Short-Term Capital Gain Distributions Received                                                     -                    169,383                          -                          -                        -                         -                         -                         -                    349,028
   Long-Term Capital Gain Distributions Received                                                      -                    203,308                          -                          -                        -                         -                         -                         -                          -
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------

NET REALIZED (LOSS)/GAIN                                                                     (5,355,046)                  (795,050)                (2,515,049)                (5,008,037)                (161,044)               (1,524,930)                        -                (1,834,466)                   757,786

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Beginning of Period                                                                      (43,798,411)                (1,417,943)                (6,813,408)               (32,604,357)                (457,494)               (7,674,373)                        -                (7,278,840)                 1,060,769
   End of Period                                                                            (12,624,297)                 2,608,440                    (42,615)               (19,430,196)                 221,839                (3,168,146)                        -                (3,643,725)                 1,426,180
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------

NET UNREALIZED GAIN/(LOSS)                                                                   31,174,114                  4,026,383                  6,770,794                 13,174,162                  679,333                 4,506,227                         -                 3,635,115                    365,411
                                                                                     -------------------       --------------------       --------------------       --------------------      -------------------      --------------------      --------------------      --------------------       --------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            $ 26,080,277                $ 3,260,986                $ 4,302,486                $ 7,616,665                $ 499,218               $ 2,797,751                $ (529,005)              $ 1,729,761                $ 1,928,454
                                                                                     ===================       ====================       ====================       ====================      ===================      ====================      ====================      ====================       ====================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Alger All-Cap               AST - Alliance/Bernstein                AST - Alliance                      AST - Alliance                 AST - American Century              AST - American Century             AST - American Century
                                                               Growth                          Growth + Value                         Growth                         Growth & Income                   Income and Growth                 International Growth I               Strategic Balanced
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended          Year Ended      Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002     Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                     $ (5,084,261)   $ (7,131,980)        $ (486,945)      $ (400,920)      $ (3,234,916)   $ (4,690,520)       $ (4,335,585)   $ (8,821,024)        $ (412,576)   $ (1,347,799)       $ 1,297,559     $ (6,221,000)       $ 1,267,963     $ 1,537,912
     Net Realized (Loss)/Gain                         (103,331,621)   (104,374,930)        (1,339,277)      (3,155,138)       (34,571,942)   (155,986,681)       (159,216,961)   (169,396,646)       (45,134,921)    (72,438,150)       (19,227,065)     (26,478,320)       (14,048,863)    (16,355,499)
     Net Unrealized Gain(Loss) On Investments          209,306,705    (121,524,649)        11,697,472       (6,141,818)        83,501,045      27,198,334         518,030,895    (264,223,752)       103,828,032        (469,071)        90,960,880      (60,341,959)        43,300,841      (8,265,560)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                100,890,823    (233,031,559)         9,871,250       (9,697,876)        45,694,187    (133,478,867)        354,478,349    (442,441,422)        58,280,535     (74,255,020)        73,031,374      (93,041,279)        30,519,942     (23,083,147)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 21,237,243      10,177,721         14,804,765        6,792,505         19,435,454      21,966,645         227,373,730      88,488,185         24,141,704      15,522,779         24,830,782       27,479,703         23,739,945       9,524,965
     Net Transfers Between Sub-accounts                  6,722,970    (115,447,045)        14,949,111       (1,708,312)       (35,353,402)    (65,678,106)        279,006,503    (197,465,999)        (4,721,936)    (24,747,230)       (46,168,870)     (41,939,006)        26,236,656      (3,390,186)
     Surrenders                                        (50,634,421)    (66,120,089)        (7,943,047)      (6,006,170)       (33,690,210)    (44,653,164)       (198,964,435)   (220,845,559)       (32,962,908)    (40,890,461)       (48,634,013)     (58,828,823)       (25,067,438)    (24,311,667)
     Other Fees and Charges                               (372,414)              -            (63,607)               -           (257,204)              -          (1,260,563)              -           (254,074)              -           (304,067)               -           (168,613)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (23,046,622)   (171,389,413)        21,747,222         (921,977)       (49,865,362)    (88,364,625)        306,155,235    (329,823,373)       (13,797,214)    (50,114,912)       (70,276,168)     (73,288,126)        24,740,550     (18,176,888)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      28,257,511                          10,023,836                         25,845,034                         139,869,681                         25,484,144                          53,850,068                         18,968,160
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 77,844,201    (376,163,461)        31,618,472         (596,017)        (4,171,175)   (195,998,458)        660,633,584    (632,395,114)        44,483,321     (98,885,788)         2,755,206     (112,479,337)        55,260,492     (22,291,875)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                               318,994,513     695,157,974         31,677,741       32,273,758        234,801,093     430,799,551       1,146,239,838   1,778,634,952        253,210,309     352,096,097        369,107,895      481,587,232        171,665,189     193,957,064
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 396,838,714   $ 318,994,513       $ 63,296,213     $ 31,677,741      $ 230,629,919   $ 234,801,093      $1,806,873,422  $1,146,239,838      $ 297,693,630   $ 253,210,309      $ 371,863,101    $ 369,107,895      $ 226,925,680   $ 171,665,189
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Cohen & Steers                  AST - DeAm Bond                   AST - DeAm Global                AST - DeAm International             AST - DeAm Large-Cap                AST - DeAm Large-Cap               AST - DeAm Small-Cap
                                                            Real Estate                                                             Allocation                            Equity                             Growth                              Value                              Growth
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended       Year Ended         Year Ended     * May 1 thru        Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                      $ 3,800,637     $ 2,091,340          $ 336,778        $ (96,896)        $ (416,124)    $ 8,575,465         $ (968,937)    $ (1,793,776)        $ (252,428)      $ (51,983)        $ (383,966)      $ (516,697)      $ (4,617,067)   $ (5,814,292)
     Net Realized (Loss)/Gain                            2,691,785         472,975            269,083          174,695        (36,724,408)    (57,748,005)        (4,756,594)     (31,864,433)           401,035        (256,970)        (3,506,323)      (3,349,330)        (7,097,386)    (69,342,744)
     Net Unrealized Gain(Loss) On Investments           58,305,893      (6,761,056)          (139,877)         421,024         79,334,640     (24,037,904)        38,801,581       11,712,094          4,390,268        (598,689)        15,505,157       (5,378,069)       133,246,682     (58,616,823)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                 64,798,316      (4,196,741)           465,985          498,823         42,194,108     (73,210,444)        33,076,050      (21,946,115)         4,538,875        (907,642)        11,614,868       (9,244,096)       121,532,229    (133,773,859)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 33,335,633      13,490,957         10,099,675        3,089,934          9,873,345      12,176,698          8,159,684        5,492,611         10,170,528       1,319,484         12,278,615        7,377,439         16,267,009       9,810,319
     Net Transfers Between Sub-accounts                 44,957,327      34,187,802         (8,653,220)      15,324,177        (29,765,136)    (83,377,116)        14,149,656      (25,419,946)        13,169,255       8,177,296         10,724,138        4,002,409         15,397,778     (68,580,659)
     Surrenders                                        (32,752,041)    (22,672,898)        (4,196,488)      (1,589,522)       (41,732,493)    (57,398,834)       (13,169,911)     (15,120,760)        (3,302,078)       (801,878)        (8,124,771)      (7,917,598)       (46,849,577)    (52,930,036)
     Other Fees and Charges                               (175,973)              -            (29,213)               -           (255,067)              -           (113,087)               -            (16,837)              -            (63,179)               -           (305,976)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       45,364,946      25,005,861         (2,779,246)      16,824,589        (61,879,351)   (128,599,252)         9,026,342      (35,048,095)        20,020,868       8,694,902         14,814,803        3,462,250        (15,490,766)   (111,700,376)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      24,090,310                           5,087,115                         18,423,920                           7,344,480                          1,761,831                           7,769,679                         16,875,574
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   --------------------------------------------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                110,163,262      44,899,430         (2,313,261)      22,410,527        (19,685,243)   (183,385,776)        42,102,392      (49,649,730)        24,559,743       9,549,091         26,429,671        1,987,833        106,041,463    (228,598,661)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                               174,175,353     129,275,923         22,410,527                -        279,798,663     463,184,439         97,152,235      146,801,965          9,549,091               -         43,854,980       41,867,147        284,715,693     513,314,354
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 284,338,615   $ 174,175,353       $ 20,097,266     $ 22,410,527      $ 260,113,420   $ 279,798,663      $ 139,254,627     $ 97,152,235       $ 34,108,834     $ 9,549,091       $ 70,284,651     $ 43,854,980      $ 390,757,155   $ 284,715,693
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - DeAm Small-Cap                  AST - Federated                  AST - Federated High               AST - Gabelli All-Cap             AST - Gabelli Small-Cap               AST - Goldman Sachs                AST - Goldman Sachs
                                                               Value                         Aggressive Growth                      Yield Bond                            Value                              Value                        Concentrated Growth                   Mid-Cap Growth
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended     * May 1 thru        Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (290,888)      $ (35,943)      $ (1,536,639)      $ (362,951)      $ 36,959,416    $ 44,779,115         $ (926,325)      $ (930,220)      $ (7,057,017)   $ (4,870,458)     $ (11,586,392)   $ (10,813,342)      $ (1,392,514)     $ (803,576)
     Net Realized (Loss)/Gain                            4,205,974        (546,664)        29,480,696       (8,362,179)        25,717,478     (77,044,706)        (2,449,699)     (22,104,099)       (19,047,924)    (10,931,833)      (560,515,446)  (1,455,207,468)        (5,564,337)    (16,395,296)
     Net Unrealized Gain(Loss) On Investments            3,543,447          36,734         22,586,485       (2,172,187)        72,514,746      32,357,508         39,149,243      (12,472,531)       192,108,153     (40,972,877)       798,012,467      770,044,732         31,619,140      (3,281,569)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  7,458,533        (545,873)        50,530,542      (10,897,317)       135,191,640          91,917         35,773,220      (35,506,850)       166,003,212     (56,775,168)       225,910,630     (695,976,078)        24,662,290     (20,480,441)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 11,750,999       1,053,574         61,692,690        4,742,097        122,159,273      29,553,712         21,460,395       11,353,484        129,281,812      41,378,563         25,974,340       37,990,312         50,256,377       8,386,478
     Net Transfers Between Sub-accounts                 22,908,293       5,699,795         55,399,431       (1,994,550)       143,929,074      34,682,982         30,578,292      (13,567,263)        57,979,317      (5,223,309)      (110,585,414)    (444,933,212)        39,916,910       6,108,606
     Surrenders                                         (3,628,651)       (699,912)       (19,637,302)      (5,221,287)      (111,554,809)    (68,369,910)       (20,636,522)     (16,634,852)       (82,970,357)    (63,635,606)      (140,202,403)    (204,635,180)       (16,293,152)     (8,605,582)
     Other Fees and Charges                                (17,598)              -            (94,839)               -           (515,385)              -           (126,838)               -           (508,891)              -         (1,195,983)               -           (110,568)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       31,013,043       6,053,457         97,359,980       (2,473,740)       154,018,153      (4,133,216)        31,275,327      (18,848,631)       103,781,881     (27,480,352)      (226,009,460)    (611,578,080)        73,769,567       5,889,502
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       2,747,835                           6,010,832                         80,886,140                          20,354,785                         78,176,544                          95,120,409                          8,057,981
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 38,471,576       8,255,419        147,890,521       (7,360,225)       289,209,792      76,844,841         67,048,547      (34,000,696)       269,785,093      (6,078,976)           (98,831)  (1,212,433,749)        98,431,857      (6,532,958)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                 8,255,419               -         38,807,731       46,167,956        571,448,702     494,603,861        110,954,956      144,955,652        493,562,701     499,641,677      1,118,623,901    2,331,057,650         59,604,210      66,137,168
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                    $ 46,726,995     $ 8,255,419      $ 186,698,252     $ 38,807,731      $ 860,658,494   $ 571,448,702      $ 178,003,502    $ 110,954,956      $ 763,347,794   $ 493,562,701     $1,118,525,070   $1,118,623,901      $ 158,036,066    $ 59,604,210
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Goldman Sachs                    AST - Invesco                      AST - Kinetics                    AST - Lord Abbett                    AST - Marsico                      AST - MFS Global                   AST - MFS Growth
                                                          Small-Cap Value                      Capital Income                        Internet                         Bond Debenture                     Capital Growth                          Equity
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Jan. 1 thru        Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    May 3, 2002**      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                     $ (1,710,738)   $ (4,538,648)       $ 6,375,424     $ 11,145,462                $ -           $ 681        $ 3,791,148        $ 969,443      $ (18,519,512)  $ (16,589,842)        $ (971,804)      $ (810,769)      $ (7,761,045)  $ (10,325,110)
     Net Realized (Loss)/Gain                           (8,273,753)     22,378,288        (86,237,455)    (111,209,111)                 -         (51,069)         9,944,731       (1,143,550)       (78,355,898)   (343,623,458)        (1,591,357)      (3,068,272)       (90,845,238)   (181,917,970)
     Net Unrealized Gain(Loss) On Investments          106,385,860     (70,367,353)       179,410,649      (77,386,597)                 -        (154,892)        17,527,336        2,208,221        429,611,591     147,721,420         20,691,672       (5,545,694)       201,088,629     (65,244,140)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                 96,401,368     (52,527,713)        99,548,619     (177,450,246)                 -        (205,280)        31,263,215        2,034,114        332,736,181    (212,491,880)        18,128,511       (9,424,735)       102,482,347    (257,487,220)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 10,479,588      25,967,936         23,519,694       28,186,148                  -         103,855         73,533,018       19,609,832        314,866,096      76,137,569         13,413,725        7,899,476         56,356,937      26,101,234
     Net Transfers Between Sub-accounts                (41,392,376)    (39,115,075)       (57,660,623)    (115,050,519)                 -      (3,014,586)       110,900,935       54,387,173        174,682,864      25,122,071         22,129,527        4,706,394        (11,635,986)   (127,871,593)
     Surrenders                                        (39,427,514)    (60,611,284)       (86,785,275)    (108,052,510)                 -         (92,443)       (34,038,177)     (13,176,122)      (196,875,946)   (146,037,186)       (11,171,277)      (9,179,140)       (80,253,474)   (102,613,547)
     Other Fees and Charges                               (274,309)              -           (498,226)               -                  -               -           (172,886)               -         (1,272,345)              -            (79,131)               -           (541,750)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (70,614,611)    (73,758,423)      (121,424,430)    (194,916,881)                 -      (3,003,174)       150,222,890       60,820,883        291,400,669     (44,777,546)        24,292,844        3,426,730        (36,074,273)   (204,383,906)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      38,236,347                          54,859,163                                  -                          44,399,861                        140,774,585                          13,420,339                         38,876,168
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 25,786,757     (88,049,789)       (21,875,812)    (317,507,964)                 -      (3,208,454)       181,486,105      107,254,858        624,136,850    (116,494,841)        42,421,355        7,422,334         66,408,074    (422,994,958)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                               308,288,769     396,338,558        646,536,064      964,044,028                  -       3,208,454        163,890,817       56,635,959      1,064,090,824   1,180,585,665         59,353,705       51,931,371        520,897,076     943,892,034
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 334,075,526   $ 308,288,769      $ 624,660,252    $ 646,536,064                $ -             $ 0      $ 345,376,922    $ 163,890,817     $1,688,227,674  $1,064,090,824      $ 101,775,060     $ 59,353,705      $ 587,305,149   $ 520,897,076
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - MFS Growth                   AST - Money Market              AST - Neuberger & Berman            AST - Neuberger & Berman             AST - PBHG Small-Cap                AST - PIMCO Limited                 AST - PIMCO Total
                                                            with Income                                                           Mid-Cap Growth                      Mid-Cap Value                          Growth                          Maturity Bond                       Return Bond
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (940,983)     $ (950,014)     $ (19,569,210)    $ (4,812,915)      $ (4,344,223)   $ (5,309,019)      $ (9,677,169)    $ (8,309,655)      $ (3,900,790)   $ (4,677,680)       $ 7,785,616     $ 21,875,297       $ 48,562,055    $ 43,709,093
     Net Realized (Loss)/Gain                           (5,736,015)    (20,095,372)             2,959          325,271            (80,012)   (142,479,558)       (25,192,716)      12,778,083         42,870,460    (428,524,658)        22,684,558        6,418,903        111,195,426      67,066,894
     Net Unrealized Gain(Loss) On Investments           22,843,906      (3,994,715)                 -                -         80,113,168        (764,737)       276,807,681     (122,535,950)        55,682,415     283,214,671        (10,191,423)       8,964,588        (79,903,273)     30,783,091
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                 16,166,908     (25,040,101)       (19,566,251)      (4,487,644)        75,688,934    (148,553,314)       241,937,796     (118,067,522)        94,652,085    (149,987,667)        20,278,751       37,258,788         79,854,207     141,559,078
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                 15,506,739      11,475,175      1,422,017,273      634,143,718         33,011,811      25,285,357        106,117,024       50,514,875         26,036,665      17,592,771        189,486,747       81,951,965        398,788,020     161,636,783
     Net Transfers Between Sub-accounts                  3,248,758      (4,889,580)    (1,158,338,887)     464,800,912          5,085,263     (65,778,804)        32,626,461      (93,467,807)         2,731,464     (78,061,901)       (37,415,826)     328,061,250       (228,191,622)    393,314,582
     Surrenders                                        (13,132,248)    (12,270,338)    (1,218,269,420)  (1,297,172,987)       (43,353,011)    (48,357,077)      (118,522,984)    (128,254,952)       (41,865,233)    (42,879,849)      (224,605,656)    (140,694,273)      (388,376,206)   (297,824,659)
     Other Fees and Charges                               (108,405)              -         (1,872,772)               -           (320,048)              -           (700,078)               -           (270,629)              -           (819,947)               -         (1,737,112)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                        5,514,844      (5,684,743)      (956,463,806)    (198,228,357)        (5,575,985)    (88,850,524)        19,520,423     (171,207,884)       (13,367,733)   (103,348,979)       (73,354,682)     269,318,942       (219,516,920)    257,126,706
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      14,523,276                         469,243,686                         30,535,302                          85,918,260                         42,892,320                         167,959,409                        286,544,242
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 21,681,752     (16,201,568)      (976,030,057)     266,527,685         70,112,949    (206,868,536)       261,458,219     (203,357,146)        81,284,351    (210,444,326)       (53,075,931)     474,537,139       (139,662,713)    685,230,026
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                86,558,358     102,759,926      2,711,656,868    2,445,129,183        280,546,742     487,415,278        750,296,836      953,653,982        246,736,903     457,181,229      1,051,871,089      577,333,950      2,216,132,059   1,530,902,033
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 108,240,110    $ 86,558,358     $1,735,626,811   $2,711,656,868      $ 350,659,691   $ 280,546,742     $1,011,755,055    $ 750,296,836      $ 328,021,254   $ 246,736,903      $ 998,795,158   $1,051,871,089     $2,076,469,346  $2,216,132,059
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - Sanford Bernstein             AST - Sanford Bernstein              AST - Scudder Japan                     AST - Strong                   AST - T. Rowe Price                 AST - T. Rowe Price                AST - T. Rowe Price
                                                             Core Value                      Managed Index 500                                                     International Equity                 Asset Allocation                      Global Bond                     Natural Resources
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Jan. 1 thru        Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    May 3, 2002**      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                     $ (1,575,094)     $ (909,527)      $ (1,012,160)    $ (1,552,612)               $ -       $ (19,464)      $ (2,371,803)    $ (2,834,430)       $ 2,886,448     $ 4,093,736        $ 4,149,773     $ (1,998,630)          $ 21,691       $ 177,913
     Net Realized (Loss)/Gain                           11,946,310      (4,021,512)       (28,177,375)    (136,450,454)                 -         275,401          5,882,560      (70,337,241)       (14,905,535)     (4,084,254)        16,178,020        7,861,123         (4,737,517)     (4,571,811)
     Net Unrealized Gain(Loss) On Investments           36,207,271      (6,743,950)       129,095,812       11,653,711                  -          69,004         88,603,310           (9,701)        71,132,857     (35,797,917)         1,532,938       12,320,481         36,865,494      (8,369,088)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                 46,578,487     (11,674,989)        99,906,276     (126,349,355)                 -         324,941         92,114,067      (73,181,372)        59,113,770     (35,788,435)        21,860,731       18,182,974         32,149,668     (12,762,986)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                119,386,549      22,901,042         52,382,601       35,083,222                  -         266,406         73,911,115       19,383,360         29,988,804      11,124,056         48,862,832        9,523,784          9,748,136       8,124,995
     Net Transfers Between Sub-accounts               (129,605,916)    122,906,075          4,971,758      (31,808,035)                 -      (3,603,817)       (89,930,649)     (39,147,864)        43,501,458      (5,989,329)       (15,254,614)      74,965,874         22,436,867       5,410,854
     Surrenders                                        (43,575,919)    (14,281,676)       (61,029,034)     (75,570,675)                 -         (22,663)       (54,162,173)     (51,210,193)       (43,678,624)    (38,818,356)       (35,476,570)     (21,228,594)       (16,581,674)    (20,138,655)
     Other Fees and Charges                               (179,364)              -           (423,290)               -                  -               -           (325,916)               -           (237,268)              -           (173,415)               -           (106,768)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (53,974,650)    131,525,441         (4,097,965)     (72,295,488)                 -      (3,360,074)       (70,507,623)     (70,974,697)        29,574,370     (33,683,629)        (2,041,767)      63,261,064         15,496,561      (6,602,806)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      36,014,459                          45,981,175                  -               -                          33,000,661                         14,880,240                          24,000,421                         11,175,885
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 (7,396,163)    155,864,911         95,808,311     (152,663,668)                 -      (3,035,133)        21,606,444     (111,155,408)        88,688,140     (54,591,824)        19,818,964      105,444,459         47,646,229      (8,189,907)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                               198,131,794      42,266,883        424,773,411      577,437,079                  -       3,035,133        311,089,214      422,244,622        264,454,961     319,046,785        208,097,688      102,653,229        121,238,963     129,428,870
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                   $ 190,735,631   $ 198,131,794      $ 520,581,722    $ 424,773,411                $ -             $ 0      $ 332,695,658    $ 311,089,214      $ 353,143,102   $ 264,454,961      $ 227,916,652    $ 208,097,688      $ 168,885,192   $ 121,238,963
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - William Blair                     Davis Value                       Evergreen - VA                      Evergreen - VA                     Evergreen - VA              Evergreen - VA                     Evergreen - VA
                                                        International Growth                                                         Blue Chip                        Capital Growth                      Equity Index                 Foundation                            Fund
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                     Year Ended      Year Ended          Year Ended      Year Ended         Jan. 1 thru     Year Ended         Jan. 1 thru      Year Ended         Jan. 1 thru     Year Ended          Year Ended      Year Ended        *Dec. 5 thru      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002     Dec. 5, 2003**   Dec. 31, 2002      Dec. 5, 2003**   Dec. 31, 2002     Dec. 23, 2003**  Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                     $ (5,163,089)   $ 10,881,423           $ (28,018)      $ (43,977)         $ (35,090)      $ (43,809)           $ 71,240       $ (85,331)           $ 1,922       $ (12,652)           $ 61,988        $ 47,373           $ (2,708)             $ -
     Net Realized (Loss)/Gain                          (95,119,355)   (235,854,600)           (204,889)       (362,342)          (715,034)       (484,307)         (1,407,166)       (715,913)          (487,594)       (578,937)           (258,936)       (426,835)               871                -
     Net Unrealized Gain(Loss) On Investments          224,223,221      89,224,259           1,552,851        (712,757)         1,143,118        (376,121)          1,914,099      (1,357,844)         1,231,501        (610,341)          1,182,707        (644,412)           123,120                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                123,940,777    (135,748,918)          1,319,944      (1,119,076)           392,995        (904,237)            578,173      (2,159,088)           745,829      (1,201,930)            985,759      (1,023,874)           121,283                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                 77,267,161       3,089,891             348,660         895,445             55,805         368,743             385,763       1,407,860            179,247         827,484             142,330         727,163              5,325                -
     Net Transfers Between Sub-accounts                168,690,058     (84,311,453)            881,532         526,702         (2,743,951)       (316,323)         (6,018,929)       (256,805)        (4,009,550)        133,891            (143,731)       (321,323)         2,866,208                -
     Surrenders                                        (50,142,970)    (43,192,196)           (486,269)       (933,824)          (331,261)       (406,269)           (660,555)     (1,622,296)          (298,283)       (694,713)           (483,253)       (897,177)           (18,674)               -
     Other Fees and Charges                               (315,096)              -              (8,508)              -             (6,705)              -             (12,682)              -             (8,903)              -             (13,750)              -               (371)               -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      195,499,153    (124,413,758)            735,415         488,323         (3,026,112)       (353,849)         (6,306,403)       (471,241)        (4,137,489)        266,662            (498,404)       (491,337)         2,852,488                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                      20,660,425                                   -                                  -                                   -                                  -                                   -                                   -
                                                  ---------------------------------   ---------------------------------   --------------------------------------------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------------------------------------------   --------------------------------   ---------------------------------   ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                319,439,930    (239,502,251)          2,055,359        (630,753)        (2,633,117)     (1,258,086)         (5,728,230)     (2,630,329)        (3,391,660)       (935,268)            487,355      (1,515,211)         2,973,771                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               308,793,205     548,295,456           4,771,411       5,402,164          2,633,117       3,891,203           5,728,230       8,358,559          3,391,660       4,326,928           7,354,951       8,870,162                  -                -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------
     End of Period                                   $ 628,233,135   $ 308,793,205         $ 6,826,770     $ 4,771,411               $ (0)    $ 2,633,117                $ (0)    $ 5,728,230                $ 0     $ 3,391,660         $ 7,842,305     $ 7,354,951        $ 2,973,771              $ -
                                                  =================================   =================================   ================================   =================================   ================================   =================================   =================================
                                                  =================================   =================================   ================================   =================================   ================================   =================================   =================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           Evergreen - VA                      Evergreen - VA                     Evergreen - VA             Evergreen - VA                              Evergreen - VA                      Evergreen - VA                     Evergreen - VA
                                                           Global Leaders                     Growth & Income                  International Equity               Omega                                  Special Equity                      Special Values                    Strategic Income
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                    Jan. 1 thru      Year Ended        *Dec. 5 thru      Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 5, 2003**   Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                        $ (92,217)     $ (108,394)          $ 22,681              $ -          $ 132,289           $ (57)        $ (256,567)      $ (236,846)        $ (496,355)     $ (327,540)         $ (50,407)        $ 30,730          $ (91,868)      $ 232,965
     Net Realized (Loss)/Gain                              628,009      (1,742,023)               781                -              1,472          (1,234)        (1,981,527)      (4,957,278)         4,697,911      (2,872,545)          (149,125)         (11,314)           772,756          (1,122)
     Net Unrealized Gain(Loss) On Investments            1,544,892      (1,781,893)           248,698                -            742,111         (44,936)         7,895,786          202,264          8,699,489      (4,842,952)         1,195,201         (889,098)           210,531         401,618
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  2,080,684      (3,632,310)           272,161                -            875,873         (46,227)         5,657,692       (4,991,860)        12,901,045      (8,043,037)           995,669         (869,682)           891,418         633,461
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                  2,388,807       1,500,942             30,337                -            201,398          56,094          4,439,059        1,730,139          9,220,515       2,031,085            356,548        1,387,207            844,135         936,276
     Net Transfers Between Sub-accounts                (15,386,242)        355,296          5,743,936                -         17,361,881         (41,556)         7,867,248        1,081,326         21,441,123        (598,963)            54,623          965,251            374,496       1,660,090
     Surrenders                                         (1,786,276)     (1,860,305)           (18,749)               -            (94,751)        (12,684)        (2,516,494)      (2,417,355)        (5,897,466)     (2,982,595)          (416,868)      (1,265,961)          (966,014)       (873,294)
     Other Fees and Charges                                (16,437)              -               (949)               -             (1,008)              -            (29,429)               -            (38,045)              -            (10,272)               -            (11,180)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (14,800,148)         (4,067)         5,754,575                -         17,467,520           1,854          9,760,384          394,110         24,726,127      (1,550,473)           (15,969)       1,086,497            241,437       1,723,072
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       2,667,159                                   -                                  -                             606,078                          2,603,927                                   -                                  -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                (12,719,464)       (969,218)         6,026,736                -         18,343,393         (44,373)        15,418,076       (3,991,672)        37,627,172      (6,989,583)           979,699          216,815          1,132,855       2,356,533
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                12,719,464      13,688,682                  -                -            377,265         421,638         13,350,314       17,341,986         18,350,688      25,340,271          3,907,168        3,690,353          5,868,995       3,512,462
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                            $ (0)   $ 12,719,464        $ 6,026,736              $ -       $ 18,720,657       $ 377,265       $ 28,768,390     $ 13,350,314       $ 55,977,860    $ 18,350,688        $ 4,886,867      $ 3,907,168        $ 7,001,850     $ 5,868,995
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           First Trust -                       First Trust -                      First Trust -                       First Trust -                       First Trust -                        First Trust -                           First Trust -
                                                         10 Uncommon Values                        Energy                       Financial Services                   Global Target 15                   NASDAQ Target 15                       Pharmaceutical                          S&P Target 24
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------
                                                     Year Ended      Year Ended         Year Ended     ^Nov. 18 thru        Year Ended     ^Nov. 18 thru        Year Ended     ^Nov. 18 thru       Year Ended     ^Nov. 18 thru         Year Ended       ^Nov. 18 thru         Year Ended       ^Nov. 18 thru
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002       Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                        $ (99,438)     $ (121,039)         $ (24,407)        $ (3,491)         $ (40,422)       $ (5,350)          $ (25,761)       $ (3,429)         $ (46,706)       $ (5,883)            $ (37,120)         $ (5,164)           $ (49,145)         $ (7,136)
     Net Realized (Loss)/Gain                           (1,923,168)     (3,763,238)            34,268            5,232              5,135          (7,429)            (26,448)         (6,911)          (199,430)         (7,875)             (272,918)          (26,438)            (204,426)          (17,523)
     Net Unrealized Gain(Loss) On Investments            4,263,473        (657,224)           654,339          (90,929)         1,132,057        (524,920)            803,438        (337,750)         1,599,300      (1,288,103)              906,856          (893,102)           1,260,705          (814,558)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  2,240,867      (4,541,501)           664,200          (89,188)         1,096,770        (537,699)            751,230        (348,090)         1,353,164      (1,301,861)              596,819          (924,704)           1,007,134          (839,217)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

     Transfers of Annuity Fund Deposits                    356,013         453,956            259,611           66,150            414,078         141,715             260,384          64,209            212,199          60,159               435,541           137,748              499,726            79,602
     Net Transfers Between Sub-accounts                    807,657      (1,735,742)           (82,681)         (70,443)           165,196         (17,982)             29,451          (2,320)           (82,991)        203,872               160,290             5,600               21,786            36,860
     Surrenders                                           (669,922)       (593,052)          (385,025)         (56,218)          (605,953)        (69,746)           (329,368)        (55,555)          (513,073)        (31,788)             (523,474)          (70,869)            (734,409)          (83,433)
     Other Fees and Charges                                 (7,865)              -             (4,104)               -             (6,491)              -              (4,071)              -             (6,252)              -                (6,647)                -               (8,546)                -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                          485,883      (1,874,838)          (212,199)         (60,511)           (33,170)         53,987             (43,604)          6,334           (390,117)        232,243                65,710            72,479             (221,443)           33,029
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       2,539,187                           2,536,370                          4,181,287                           2,683,441                          5,176,944                               4,308,903                              5,573,567
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                  2,726,750      (3,877,152)           452,001        2,386,671          1,063,600       3,697,575             707,626       2,341,685            963,047       4,107,326               662,528         3,456,678              785,691         4,767,379
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------

NET ASSETS:
     Beginning of Period                                 6,759,630      10,636,782          2,386,671                           3,697,575                           2,341,685                          4,107,326                             3,456,678                              4,767,379
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------   --------------------------------   -------------------------------------   ------------------------------------
     End of Period                                     $ 9,486,380     $ 6,759,630        $ 2,838,672      $ 2,386,671        $ 4,761,175     $ 3,697,575         $ 3,049,311     $ 2,341,685        $ 5,070,373     $ 4,107,326           $ 4,119,206       $ 3,456,678          $ 5,553,070       $ 4,767,379
                                                  =================================   =================================  =================================   =================================   ================================   =====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                             First Trust -                           First Trust -                          First Trust -                           First Trust -                           Galaxy - VIP                   Galaxy - VIP                                    Galaxy - VIP
                                                           Target Managed VIP                          Technology                          The Dow DART 10                       Value Line Target 25                     Asset Allocation                       Growth and Income                         Money Market
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                      Year Ended       ^Nov. 18 thru         Year Ended       ^Nov. 18 thru          Year Ended       ^Nov. 18 thru         Year Ended       ^Nov. 18 thru         Jan. 1 thru       ^Nov. 18 thru         Jan. 1 thru       ^Nov. 18 thru         Jan. 1 thru      ^Nov. 18 thru
                                                    Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002        Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002        Oct. 4, 2003**     Dec. 31, 2002       Oct. 11, 2003**     Dec. 31, 2002       Oct. 4, 2003**     Dec. 31, 2002
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                         $ (164,993)        $ (15,428)           $ (17,727)          $ (2,172)           $ (40,385)         $ (6,402)           $ (38,213)          $ (3,964)           $ 131,800         $ 162,837              $ (2,394)         $ (1,920)            $ (7,684)            $ 173
     Net Realized (Loss)/Gain                               (668,863)          (39,083)            (123,045)            (6,502)            (238,649)          (19,221)             (79,044)           (13,639)         (11,816,008)         (320,298)           (2,051,700)          (38,239)                   -                 -
     Net Unrealized Gain(Loss) On Investments              5,606,871          (947,854)             795,599           (713,097)             946,505          (801,843)           1,433,523           (423,965)          11,647,668       (11,647,668)            1,921,850        (1,921,850)                   -                 -
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                    4,773,015        (1,002,365)             654,826           (721,771)             667,471          (827,466)           1,316,266           (441,568)             (36,540)      (11,805,129)             (132,244)       (1,962,009)              (7,684)              173
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Transfers of Annuity Fund Deposits                    5,058,051         1,497,657               69,221             30,393              391,072           131,407              378,934            176,706               17,206             8,630                 4,266               298              741,911           871,244
     Net Transfers Between Sub-accounts                    1,886,565           334,284               64,975             14,719             (514,692)          231,646              526,539             77,621          (31,793,001)         (350,768)           (4,654,444)           23,425           (4,966,200)        1,006,366
     Surrenders                                           (3,256,457)         (221,210)            (191,770)            (7,251)            (486,072)         (139,044)            (266,152)           (10,251)          (2,588,581)       (1,157,868)             (422,514)         (140,174)          (5,528,837)       (2,851,421)
     Other Fees and Charges                                  (28,463)                -               (2,611)                 -               (5,904)                -               (5,448)                 -              (10,619)                -                (1,461)                -               (3,571)                -
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                          3,659,696         1,610,731              (60,185)            37,861             (615,596)          224,009              633,873            244,076          (34,374,995)       (1,500,006)           (5,074,153)         (116,451)          (9,756,697)         (973,811)
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                          11,456,272                               2,162,308                              4,821,241                               3,179,810                             47,716,670                               7,284,857                             10,738,019
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                    8,432,711        12,064,638              594,641          1,478,398               51,875         4,217,784            1,950,139          2,982,318          (34,411,535)       34,411,535            (5,206,397)        5,206,397           (9,764,381)        9,764,381
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

NET ASSETS:
     Beginning of Period                                  12,064,638                              1,478,398                               4,217,784                              2,982,318                              34,411,535                               5,206,397                              9,764,381
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
     End of Period                                      $ 20,497,349      $ 12,064,638          $ 2,073,039        $ 1,478,398          $ 4,269,659       $ 4,217,784          $ 4,932,457        $ 2,982,318                  $ 0      $ 34,411,535                   $ 0       $ 5,206,397                  $ 0       $ 9,764,381
                                                  =====================================   =====================================  =====================================   =====================================  =====================================   =====================================   ====================================
                                                  =====================================   =====================================  =====================================   =====================================  =====================================   =====================================   ====================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                              Galaxy - VIP                            Galaxy - VIP                           Gartmore -                           INVESCO - VIF                          INVESCO - VIF                           INVESCO - VIF                           INVESCO - VIF
                                                           Quality Plus Bond                      Small Company Growth                 GVIT Developing Markets                       Dynamics                          Financial Services                       Health Sciences                           Technology
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
                                                     Jan. 1 thru       ^Nov. 18 thru         Jan. 1 thru      ^Nov. 18 thru         Year Ended       Year Ended           Year Ended         Year Ended           Year Ended        Year Ended           Year Ended         Year Ended           Year Ended        Year Ended
                                                    Oct. 4, 2003**     Dec. 31, 2002       Oct. 11, 2003**    Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002        Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003     Dec. 31, 2002         Dec. 31, 2003     Dec. 31, 2002
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                          $ 110,591          $ 60,404             $ (6,337)          $ (3,467)      $ (1,256,523)     $ (1,206,362)          $ (983,230)      $ (1,237,630)          $ (781,417)     $ (1,182,024)        $ (1,663,298)      $ (2,373,184)        $ (1,159,252)     $ (1,682,942)
     Net Realized (Loss)/Gain                                637,088            19,935           (2,107,842)           (51,866)        18,082,921        (2,748,029)          12,358,382        (29,083,830)          (4,889,845)      (17,481,640)         (12,013,623)       (18,907,675)           5,185,144      (103,487,871)
     Net Unrealized Gain(Loss) On Investments               (703,180)          703,180            1,979,825         (1,979,825)        30,133,596        (5,308,416)           8,718,456         (4,934,302)          27,210,276        (2,729,403)          40,369,399        (29,007,053)          24,367,652        26,528,457
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                       44,498           783,519             (134,354)        (2,035,158)        46,959,994        (9,262,807)          20,093,608        (35,255,762)          21,539,014       (21,393,067)          26,692,478        (50,287,912)          28,393,544       (78,642,356)
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Transfers of Annuity Fund Deposits                       35,355            20,305                3,444                113          9,166,323         3,111,291           11,898,437          6,769,408            5,775,301         5,243,346            9,034,538          8,104,442            4,186,228         3,490,801
     Net Transfers Between Sub-accounts                   (9,576,025)          105,750           (2,210,136)                 -         44,458,203       (12,476,640)           4,190,094        (29,812,061)          (5,021,378)      (36,105,983)          (7,661,856)       (51,995,032)            (185,484)      (27,831,639)
     Surrenders                                             (704,689)         (427,313)            (147,234)           (53,418)       (13,486,718)      (10,150,945)         (13,804,146)       (12,829,802)          (9,457,009)      (13,925,274)         (14,170,644)       (18,721,871)          (8,973,755)       (9,620,725)
     Other Fees and Charges                                   (2,911)                -               (1,214)                 -            (71,051)                -              (80,016)                 -              (91,322)                -             (134,414)                 -              (98,258)                -
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                        (10,248,270)         (301,258)          (2,355,140)           (53,305)        40,066,757       (19,516,294)           2,204,369        (35,872,455)          (8,794,408)      (44,787,911)         (12,932,376)       (62,612,461)          (5,071,269)      (33,961,563)
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                           9,721,511                               4,577,957                            8,038,806                              13,557,080                              6,649,057                               9,618,991                              4,605,671
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                  (10,203,772)       10,203,772           (2,489,494)         2,489,494         87,026,751       (20,740,295)          22,297,977        (57,571,137)          12,744,606       (59,531,921)          13,760,102       (103,281,382)          23,322,275      (107,998,248)
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------

NET ASSETS:
     Beginning of Period                                  10,203,772                              2,489,494                            70,889,469        91,629,764           62,724,192        120,295,329           85,332,946       144,864,867          115,834,514        219,115,896           69,602,006       177,600,254
                                                  -------------------------------------   -------------------------------------   ----------------------------------   -------------------------------------  -------------------------------------   -------------------------------------   ------------------------------------
     End of Period                                              $ (0)     $ 10,203,772                 $ (0)       $ 2,489,494      $ 157,916,220      $ 70,889,469         $ 85,022,169       $ 62,724,192         $ 98,077,552      $ 85,332,946        $ 129,594,616      $ 115,834,514         $ 92,924,281      $ 69,602,006
                                                  =====================================   =====================================   ==================================   =====================================  =====================================   =====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           INVESCO - VIF                      Liberty - Asset                    Liberty - Columbia                 Liberty - Columbia                     Liberty -                       Liberty - Federal                      Liberty -
                                                         Telecommunications                    Allocation VS                        High Yield VS                 Real Estate Equity VS                    Equity VS                         Securities VS                     Money Market VS
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------
                                                     Year Ended      Year Ended         *Oct. 4 thru     Year Ended         Year Ended     ^Nov. 18 thru        Year Ended     ^Nov. 18 thru       Year Ended     ^Nov. 18 thru      *Oct. 4 thru     Year Ended        *Oct. 4 thru     Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002     Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (372,948)     $ (573,461)         $ (209,781)            $ -           $ 76,205         $ 12,409            $ 8,498        $ 10,366         $ (175,049)       $ 32,338          $ (69,707)            $ -          $ (17,183)            $ -
     Net Realized (Loss)/Gain                            3,171,276     (31,168,990)            872,754               -            (21,442)          (3,154)           139,286          41,154         (4,725,523)       (561,484)            34,812               -                  -               -
     Net Unrealized Gain(Loss) On Investments            4,381,656      (1,537,370)          4,631,410               -             95,273          (62,070)            23,595          (7,320)        10,406,513     (19,321,709)           148,637               -                  -               -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  7,179,984     (33,279,821)          5,294,383               -            150,037          (52,815)           171,379          44,200          5,505,941     (19,850,855)           113,742               -            (17,183)              -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

     Transfers of Annuity Fund Deposits                  3,062,848       1,711,756              54,691               -            121,319               53             17,106             100             94,245          12,035             84,484               -          1,038,404               -
     Net Transfers Between Sub-accounts                 (1,767,423)    (10,242,726)         28,741,748               -            294,560            1,414             96,786         (38,534)         2,483,719        (236,201)         9,907,891               -         12,609,645               -
     Surrenders                                         (3,710,921)     (4,049,922)         (7,518,688)              -           (520,161)         (17,952)          (290,624)        (22,017)        (6,622,303)       (744,998)        (2,186,370)              -         (7,730,076)              -
     Other Fees and Charges                                (42,047)              -             (28,979)              -               (889)               -               (651)              -            (38,975)              -             (7,089)              -             (5,371)              -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       (2,457,543)    (12,580,892)         21,248,772               -           (105,171)         (16,485)          (177,383)        (60,451)        (4,083,314)       (969,164)         7,798,916               -          5,912,602               -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       2,243,811                                   -                           1,406,759                            668,398                         46,001,725                                  -                                  -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                  4,722,441     (43,616,902)         26,543,155               -             44,866        1,337,459             (6,004)        652,147          1,422,628      25,181,706          7,912,658               -          5,895,419               -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------

NET ASSETS:
     Beginning of Period                                24,274,294      67,891,196                   -               -          1,337,459                             652,147                         25,181,706                                  -               -                  -               -
                                                  ---------------------------------   ---------------------------------   ---------------------------------  ---------------------------------  ---------------------------------   --------------------------------   --------------------------------
     End of Period                                    $ 28,996,735    $ 24,274,294        $ 26,543,155             $ -        $ 1,382,325      $ 1,337,459          $ 646,143       $ 652,147       $ 26,604,334    $ 25,181,706        $ 7,912,658             $ -        $ 5,895,419             $ -
                                                  =================================   =================================   =================================  =================================  =================================   ================================   ================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Liberty - Small                      ProFunds - VP                              ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                         Company Growth VS                Asia 30                                     Banks                          Basic Materials                          Bear                           Biotechnology                           Bull
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                   *Oct. 11 thru     Year Ended         Year Ended      * May 1 thru        Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended       Year Ended         Year Ended     * May 1 thru
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                        $ (16,940)            $ -         $ (288,693)       $ (60,099)           $ 5,197       $ (99,402)        $ (101,550)       $ (39,588)      $ (1,668,652)     $ (696,469)        $ (318,743)      $ (271,066)        $ (857,762)     $ (239,187)
     Net Realized (Loss)/Gain                              240,410               -          5,108,254       (1,394,466)           656,355      (2,127,474)         2,077,917       (1,727,451)       (26,085,524)       (996,773)         5,278,370      (12,238,800)         1,566,853         (27,309)
     Net Unrealized Gain(Loss) On Investments              736,375               -          3,271,812         (676,609)            96,355         (21,789)         1,844,846          (20,289)        (3,410,212)      1,673,872          1,168,818          167,408          7,216,573      (2,751,680)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                    959,845               -          8,091,373       (2,131,174)           757,907      (2,248,665)         3,821,212       (1,787,328)       (31,164,387)        (19,370)         6,128,445      (12,342,458)         7,925,664      (3,018,176)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                      8,275               -          3,576,616           77,474          1,363,382         110,035          1,291,588           91,241          7,456,566       3,493,253          1,549,205          964,612          6,871,140         547,289
     Net Transfers Between Sub-accounts                  2,228,064               -         22,317,039       19,863,688           (966,447)      6,892,279         43,920,159        5,701,445         19,868,113      21,833,665         (4,778,826)     (17,318,174)        70,910,907      45,409,849
     Surrenders                                           (916,514)              -         (3,421,505)        (351,823)        (1,172,304)     (1,685,977)        (1,954,249)        (491,786)       (20,053,315)     (7,811,895)        (2,813,824)      (1,723,615)        (9,850,982)     (1,880,162)
     Other Fees and Charges                                 (1,775)              -            (15,224)               -             (4,752)              -             (8,485)               -            (87,893)              -            (17,753)               -            (43,735)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                        1,318,050               -         22,456,926       19,589,338           (780,121)      5,316,336         43,249,013        5,300,900          7,183,471      17,515,023         (6,061,198)     (18,077,177)        67,887,330      44,076,976
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                               -                           1,120,166                          2,713,760                             338,227                         24,846,660                           2,010,333                         20,411,941
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                  2,277,895               -         30,548,299       18,578,331            (22,214)      5,781,431         47,070,226        3,851,799        (23,980,916)     42,342,313             67,246      (28,409,302)        75,812,994      61,470,741
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                         -               -         18,578,331                -          5,781,431               -          3,851,799                -         77,642,614      35,300,301         14,211,616       42,620,918         61,470,741               -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                     $ 2,277,895             $ -       $ 49,126,629     $ 18,578,331        $ 5,759,217     $ 5,781,431       $ 50,922,025      $ 3,851,799       $ 53,661,698    $ 77,642,614       $ 14,278,862     $ 14,211,616      $ 137,283,735    $ 61,470,741
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                         Consumer Cyclical                 Consumer Non-Cyclical                      Energy                            Europe 30                          Financial                           Healthcare                         Industrial
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended         Year Ended     * May 1 thru
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                        $ (58,696)      $ (18,568)         $ (36,641)       $ (90,663)        $ (204,540)     $ (249,870)        $ (659,555)      $ (417,126)        $ (178,703)     $ (331,758)        $ (259,628)      $ (294,659)         $ (50,169)      $ (11,240)
     Net Realized (Loss)/Gain                              981,251      (1,755,663)           358,907       (1,468,175)           790,887      (3,387,650)         8,695,002      (10,519,078)         2,495,392      (5,222,929)          (362,016)      (5,272,600)         1,095,975        (391,936)
     Net Unrealized Gain(Loss) On Investments              163,072         (47,366)            45,235           (8,345)         2,713,630        (413,984)        11,146,889         (240,360)           904,113        (403,086)         1,321,787          (77,654)           138,174         (25,736)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  1,085,627      (1,821,597)           367,501       (1,567,183)         3,299,977      (4,051,504)        19,182,336      (11,176,564)         3,220,802      (5,957,773)           700,143       (5,644,913)         1,183,980        (428,912)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                    668,976          66,406            674,255          219,468          2,695,258       1,109,007          3,161,655        1,370,440          2,768,407       1,400,714        $ 4,298,297        1,815,324            452,843          51,680
     Net Transfers Between Sub-accounts                   (592,820)      4,925,008         (2,767,812)       5,362,682         21,249,661        (145,677)        75,524,403      (22,130,025)         3,299,044      (7,493,587)         7,645,308      (18,408,423)         9,677,160       1,672,674
     Surrenders                                           (819,450)       (170,835)          (816,374)        (892,823)        (2,129,029)     (2,647,425)        (6,431,054)      (2,817,263)        (2,606,262)     (3,525,294)        (2,906,661)      (3,365,878)          (692,838)       (348,880)
     Other Fees and Charges                                 (3,752)              -             (3,002)               -            (13,379)              -            (32,508)               -            (16,655)              -            (19,346)               -             (3,716)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                         (747,046)      4,820,580         (2,912,933)       4,689,327         21,802,511      (1,684,095)        72,222,496      (23,576,848)         3,444,534      (9,618,167)         9,017,598      (19,958,977)         9,433,449       1,375,475
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                         439,721                           1,829,775                          3,852,033                           7,150,832                          6,847,216                           6,605,885                            187,564
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                    338,581       3,438,705         (2,545,432)       4,951,920         25,102,488      (1,883,566)        91,404,832      (27,602,580)         6,665,336      (8,728,724)         9,717,741      (18,998,006)        10,617,430       1,134,128
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                 3,438,705               -          4,951,920                -         19,239,972      21,123,539         17,373,410       44,975,990         11,125,290      19,854,014         13,631,553       32,629,559          1,134,128               -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                     $ 3,777,286     $ 3,438,705        $ 2,406,488      $ 4,951,920       $ 44,342,460    $ 19,239,972      $ 108,778,242     $ 17,373,410       $ 17,790,626    $ 11,125,290       $ 23,349,294     $ 13,631,553       $ 11,751,557     $ 1,134,128
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                              Internet                             Japan                          Mid-Cap Growth                      Mid-Cap Value                           OTC                           Pharmaceuticals                    Precious Metals
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended     * May 1 thru
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (250,505)      $ (79,015)        $ (216,875)       $ (40,709)        $ (462,954)      $ (88,253)        $ (342,672)      $ (107,736)      $ (1,606,944)     $ (728,038)        $ (102,663)       $ (52,297)        $ (599,499)     $ (200,034)
     Net Realized (Loss)/Gain                            7,984,174       4,206,610            175,029       (2,322,204)         6,918,840      (1,323,222)         5,476,941       (3,318,501)        25,169,549     (29,447,824)        (1,399,256)          64,185          7,384,408     (12,066,110)
     Net Unrealized Gain(Loss) On Investments            1,256,244      (1,007,428)           708,651          (37,438)           477,680        (263,335)         2,096,170         (129,186)        13,178,214      (4,150,437)          (210,919)          38,139          4,212,522       1,414,184
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  8,989,913       3,120,167            666,805       (2,400,351)         6,933,567      (1,674,810)         7,230,440       (3,555,423)        36,740,819     (34,326,299)        (1,712,838)          50,027         10,997,431     (10,851,960)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                  1,752,044         140,469          2,110,283          125,576          3,145,500         437,937          4,868,444          490,311         13,899,126       3,312,174          1,921,116          277,131         10,077,142         555,415
     Net Transfers Between Sub-accounts                (22,332,952)     23,169,044         22,309,574        4,930,727         26,044,843      11,110,157         28,829,745       13,352,603         45,068,504      35,536,785          9,651,270        1,352,336          5,412,022      62,980,779
     Surrenders                                         (2,423,305)       (683,098)        (2,951,647)        (209,085)        (4,624,513)       (577,400)        (2,880,530)        (991,446)       (17,935,450)    (11,081,876)        (1,415,733)        (741,772)        (5,917,897)     (2,676,094)
     Other Fees and Charges                                (12,496)              -            (15,615)               -            (21,445)              -            (13,236)               -           (117,770)              -             (7,355)               -            (27,986)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                      (23,016,709)     22,626,415         21,452,595        4,847,218         24,544,385      10,970,694         30,804,423       12,851,468         40,914,410      27,767,082         10,149,298          887,695          9,543,281      60,860,100
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       3,137,204                             625,883                          5,769,086                           3,192,234                         14,994,845                           2,475,598                          5,639,798
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                (14,026,796)     28,883,787         22,119,400        3,072,749         31,477,952      15,064,969         38,034,863       12,488,279         77,655,229       8,435,629          8,436,460        3,413,320         20,540,712      55,647,939
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                28,883,787               -          3,072,749                -         15,064,969               -         12,488,279                -         75,788,475      67,352,846          3,413,320                -         55,647,939               -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                    $ 14,856,990    $ 28,883,787       $ 25,192,150      $ 3,072,749       $ 46,542,921    $ 15,064,969       $ 50,523,142     $ 12,488,279      $ 153,443,704    $ 75,788,475       $ 11,849,779      $ 3,413,320       $ 76,188,651    $ 55,647,939
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                            Real Estate                   Rising Rates Opportunity                Semiconductor                         Short OTC                       Small-Cap Growth                    Small-Cap Value                       Technology
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended     * May 1 thru        Year Ended      * May 1 thru        Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                         $ 80,090     $ 1,282,542         $ (486,484)       $ (63,077)        $ (184,262)      $ (42,093)        $ (284,547)      $ (258,286)        $ (856,499)     $ (131,114)        $ (583,921)       $ (97,082)        $ (223,545)     $ (165,977)
     Net Realized (Loss)/Gain                            4,262,856      (4,413,619)          (317,651)      (1,887,436)         4,341,616      (4,075,624)       (18,946,402)        (476,003)        16,183,491      (3,951,665)        10,355,125       (2,783,600)         1,065,433      (7,793,094)
     Net Unrealized Gain(Loss) On Investments            1,380,016        (835,880)          (840,068)        (314,178)           (65,446)       (442,740)        (1,258,326)         349,800            875,588        (330,254)         1,134,947         (397,674)         2,114,723        (955,236)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  5,722,962      (3,966,957)        (1,644,203)      (2,264,691)         4,091,908      (4,560,457)       (20,489,275)        (384,489)        16,202,580      (4,413,033)        10,906,151       (3,278,356)         2,956,611      (8,914,307)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                  3,859,419       1,679,523         11,027,959        1,624,002          1,114,883         117,553          3,268,810          330,738          4,987,741         351,942          4,036,784          534,951          1,092,134         396,659
     Net Transfers Between Sub-accounts                  8,601,065     (13,623,860)        30,698,887        5,566,737         11,356,099       7,886,763         42,195,868        9,345,471        115,968,685      24,487,389        108,456,590       28,482,208          5,621,658       6,609,259
     Surrenders                                         (3,829,044)     (5,191,305)        (6,009,151)      (1,106,892)        (2,037,123)       (381,968)        (8,731,299)      (1,703,304)        (7,688,562)       (831,337)        (5,395,529)      (1,080,277)        (2,042,870)     (1,129,566)
     Other Fees and Charges                                (23,485)              -            (23,688)               -             (8,394)              -            (43,291)               -            (30,301)              -            (22,869)               -            (10,294)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                        8,607,955     (17,135,642)        35,694,007        6,083,846         10,425,465       7,622,348         36,690,088        7,972,904        113,237,563      24,007,994        107,074,976       27,936,882          4,660,628       5,876,353
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       3,297,658                           3,348,592                            727,238                           6,439,628                          4,373,004                           4,502,305                          1,288,497
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 14,330,917     (17,804,940)        34,049,805        7,167,747         14,517,373       3,789,129         16,200,813       14,028,043        129,440,143      23,967,965        117,981,127       29,160,830          7,617,239      (1,749,458)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                20,864,731      38,669,672          7,167,747                -          3,789,129               -         14,028,043                -         23,967,965               -         29,160,830                -         13,170,856      14,920,314
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                    $ 35,195,649    $ 20,864,731       $ 41,217,552      $ 7,167,747       $ 18,306,502     $ 3,789,129       $ 30,228,856     $ 14,028,043      $ 153,408,108    $ 23,967,965      $ 147,141,957     $ 29,160,830       $ 20,788,095    $ 13,170,856
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           ProFunds - VP               ProFunds - VP                              ProFunds - VP                       ProFunds - VP                      ProFunds - VP                       ProFunds - VP                      ProFunds - VP
                                                         Telecommunications                 U.S. Government Plus                    Ultra Bull                        Ultra Mid-Cap                        Ultra OTC                        Ultra Small-Cap                       Utilities
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended      * May 1 thru        Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (101,009)      $ (99,936)       $ 1,440,888        $ 867,261         $ (505,772)     $ (728,025)        $ (301,079)       $ (66,179)        $ (875,987)     $ (779,711)        $ (736,321)      $ (507,695)         $ 150,088      $ (254,283)
     Net Realized (Loss)/Gain                           (1,906,693)       (125,881)        (2,647,973)       4,170,529         11,056,383     (27,791,608)         8,374,767       (4,818,634)        28,758,145     (55,340,469)        28,768,131      (11,816,476)         2,498,711      (4,804,474)
     Net Unrealized Gain(Loss) On Investments            1,029,668        (664,731)        (4,066,859)         489,394          6,223,987      (1,381,024)         1,207,064           10,977         12,089,946      (7,297,041)         2,245,610       (7,136,266)           157,778         233,837
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                   (978,034)       (890,548)        (5,273,943)       5,527,184         16,774,598     (29,900,657)         9,280,752       (4,873,836)        39,972,104     (63,417,221)        30,277,420      (19,460,437)         2,806,578      (4,824,920)
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                  1,472,334         448,411          9,076,133        2,015,093          2,366,292       2,108,926          4,475,836          274,078          6,481,146       3,805,838          3,010,009        1,328,683          2,972,537         920,106
     Net Transfers Between Sub-accounts                 (8,128,989)     10,012,534        (77,833,524)     120,184,497         10,106,444       1,736,690         10,745,836       20,566,062         22,377,591      10,231,788         26,424,672      (36,527,125)        (5,931,973)     18,847,080
     Surrenders                                         (1,658,093)     (1,134,513)       (13,519,572)      (8,734,762)        (4,955,416)     (5,947,238)        (3,585,052)      (1,044,523)        (4,499,948)     (3,887,806)        (6,691,884)      (3,561,418)        (3,214,612)     (3,661,168)
     Other Fees and Charges                                 (7,691)              -            (43,304)               -            (26,961)              -            (13,134)               -            (78,101)              -            (30,609)               -            (16,070)              -
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       (8,322,439)      9,326,431        (82,320,267)     113,464,828          7,490,359      (2,101,622)        11,623,486       19,795,616         24,280,688      10,149,821         22,712,188      (38,759,859)        (6,190,118)     16,106,018
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       4,217,850                           5,298,359                         10,384,921                           2,526,048                          3,541,809                           4,825,370                          1,832,104
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 (9,300,473)     12,653,733        (87,594,210)     124,290,371         24,264,957     (21,617,358)        20,904,238       17,447,828         64,252,792     (49,725,591)        52,989,608      (53,394,927)        (3,383,540)     13,113,203
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                16,790,652       4,136,919        124,290,371                -         35,369,793      56,987,150         17,447,828                -         45,937,392      95,662,983         30,345,648       83,740,574         26,021,156      12,907,953
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
                                                  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                     $ 7,490,179    $ 16,790,652       $ 36,696,161    $ 124,290,371       $ 59,634,749    $ 35,369,793       $ 38,352,066     $ 17,447,828      $ 110,190,184    $ 45,937,392       $ 83,335,256     $ 30,345,648       $ 22,637,616    $ 26,021,156
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================
                                                  =================================   =================================  =================================   =================================  =================================   =================================  =================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      Prudential - SP Jennison                  Rydex - Nova                        Rydex - OTC                        Rydex - Ursa                  WFVT - Asset Allocation              WFVT - Equity Income                WFVT - Equity Value
                                                        International Growth
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------
                                                     Year Ended      Year Ended          Year Ended      Year Ended         Year Ended      Year Ended          Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended         Year Ended       Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (139,935)      $ (37,309)         $ (147,520)      $ 617,183         $ (655,677)   $ (1,020,157)          $ (38,626)      $ (16,650)         $ 261,209      $ 2,763,462           $ 29,653        $ 27,436           $ 46,741        $ (55,978)
     Net Realized (Loss)/Gain                            2,558,747        (350,517)         (4,861,200)     (8,600,581)       (14,953,059)    (41,763,410)             19,990          92,625         (5,355,046)      (4,205,116)          (795,050)     (1,875,015)        (2,515,049)      (3,049,399)
     Net Unrealized Gain(Loss) On Investments            1,554,810        (195,109)          8,401,143        (969,813)        32,485,072       2,576,864            (730,825)        628,236         31,174,114      (26,865,611)         4,026,383      (1,074,776)         6,770,794       (4,967,694)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  3,973,622        (582,935)          3,392,423      (8,953,211)        16,876,336     (40,206,703)           (749,461)        704,211         26,080,277      (28,307,265)         3,260,986      (2,922,355)         4,302,486       (8,073,071)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                  2,000,463         800,226              39,755          49,840            208,334         290,673               5,769          18,278          3,278,141        4,140,329          5,175,331       1,915,280            752,826          944,403
     Net Transfers Between Sub-accounts                 14,202,761       1,019,880          (2,329,274)     (5,360,434)        (6,881,898)    (19,500,655)           (437,143)     (1,132,030)        (6,812,113)     (18,679,510)         5,015,845       4,359,165           (930,328)      (4,033,194)
     Surrenders                                         (1,030,995)       (303,494)         (1,045,599)     (1,637,593)        (4,199,020)     (5,791,974)           (255,674)       (425,046)       (16,375,612)     (21,314,105)        (2,568,802)     (2,098,300)        (2,537,365)      (2,796,419)
     Other Fees and Charges                                 (5,611)              -             (12,752)              -            (77,942)              -              (2,826)              -            (60,489)               -            (14,219)              -            (10,946)               -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       15,166,618       1,516,612          (3,347,870)     (6,948,186)       (10,950,526)    (25,001,956)           (689,874)     (1,538,798)       (19,970,073)     (35,853,286)         7,608,155       4,176,144         (2,725,813)      (5,885,209)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                       1,194,527                           1,737,692                          4,118,748                              68,556                                   -                          1,473,889                           1,466,876
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                 19,140,240       2,128,203              44,553     (14,163,706)         5,925,810     (61,089,911)         (1,439,335)       (766,030)         6,110,204      (64,160,551)        10,869,141       2,727,678          1,576,673      (12,491,405)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                 4,152,032       2,023,829          11,407,246      25,570,952         44,381,267     105,471,178           3,467,739       4,233,769        145,328,093      209,488,644         12,283,990       9,556,312         20,214,845       32,706,250
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------   ---------------------------------
     End of Period                                    $ 23,292,272     $ 4,152,032        $ 11,451,799    $ 11,407,246       $ 50,307,077    $ 44,381,267         $ 2,028,404     $ 3,467,739      $ 151,438,296    $ 145,328,093       $ 23,153,132    $ 12,283,990       $ 21,791,517     $ 20,214,845
                                                  =================================   =================================   ================================   =================================   =================================  =================================   =================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           WFVT - Growth                    WFVT - International               WFVT - Large Company                WFVT - Money Market                   WFVT - Small-Cap                     WFVT - Total
                                                                                                   Equity                             Growth                                                                  Growth                          Return Bond
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------
                                                     Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended          Year Ended      Year Ended         Year Ended       Year Ended         Year Ended      Year Ended
                                                   Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002       Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002      Dec. 31, 2003   Dec. 31, 2002      Dec. 31, 2003    Dec. 31, 2002
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment (Loss)/Income                       $ (549,459)     $ (726,512)         $ (19,071)       $ (19,143)        $ (183,546)     $ (211,607)         $ (529,005)     $ (138,476)         $ (70,888)       $ (88,814)         $ 805,256     $ 1,500,198
     Net Realized (Loss)/Gain                           (5,008,037)     (6,523,018)          (161,044)        (120,712)        (1,524,930)     (2,412,787)                  -               -         (1,834,466)      (3,835,601)           757,786         122,094
     Net Unrealized Gain(Loss) On Investments           13,174,162     (10,525,419)           679,333         (263,284)         4,506,227      (2,701,691)                  -               -          3,635,115          739,737            365,411         234,849
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
        From Operations                                  7,616,665     (17,774,949)           499,218         (403,139)         2,797,751      (5,326,085)           (529,005)       (138,476)         1,729,761       (3,184,678)         1,928,454       1,857,141
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

     Transfers of Annuity Fund Deposits                    248,872         360,593            342,861          333,661          1,692,714       1,436,933          14,633,983      17,069,219            429,508          405,526            993,291         579,026
     Net Transfers Between Sub-accounts                 (3,232,586)     (7,651,410)           314,428          241,707          1,138,165         (33,340)         17,743,509      41,602,671            (70,186)        (605,070)        (2,390,456)     (2,357,936)
     Surrenders                                         (5,314,449)     (5,705,608)          (224,873)        (205,044)        (1,443,916)     (2,112,357)        (54,220,517)    (65,844,174)          (489,001)        (611,720)        (4,045,152)     (4,358,906)
     Other Fees and Charges                                (13,306)              -             (1,907)               -             (9,878)              -             (20,621)              -             (4,371)               -             (7,581)              -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

     Net Increase/(Decrease) In Net Assets Resulting
  From Capital Share Transactions                       (8,311,469)    (12,996,425)           430,509          370,324          1,377,085        (708,764)        (21,863,646)     (7,172,284)          (134,050)        (811,264)        (5,449,898)     (6,137,816)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

INCREASE/(DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                                               -                                   -                                  -                                   -                                   -                                  -
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS                   (694,803)    (30,771,375)           929,727          (32,815)         4,174,835      (6,034,849)        (22,392,651)     (7,310,760)         1,595,711       (3,995,942)        (3,521,444)     (4,280,675)
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                40,473,461      71,244,836          1,479,307        1,512,122         11,379,092      17,413,941          69,106,596      76,417,357          4,454,208        8,450,150         29,806,385      34,087,060
                                                  ---------------------------------   ---------------------------------   --------------------------------   ---------------------------------   ---------------------------------  ---------------------------------
     End of Period                                    $ 39,778,658    $ 40,473,461        $ 2,409,034      $ 1,479,307       $ 15,553,927    $ 11,379,092        $ 46,713,945    $ 69,106,596        $ 6,049,919      $ 4,454,208       $ 26,284,941    $ 29,806,385
                                                  =================================   =================================   ================================   =================================   =================================  =================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                     VARIABLE ACCOUNT B
              FOOTNOTE TO STATEMENT OF ASSETS AND LIABILITIES
                  AS OF DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Fund Name                                                     Charge Level       Units      Unit Price      Unit Value
AST - Alger All-Cap Growth Portfolio                         0.65%                  564,609        4.83          2,728,345
AST - Alger All-Cap Growth Portfolio                         0.90%                    2,195       12.59             27,639
AST - Alger All-Cap Growth Portfolio                         1.00%                2,563,376        4.76         12,213,252
AST - Alger All-Cap Growth Portfolio                         1.25%                  200,264        6.06          1,213,751
AST - Alger All-Cap Growth Portfolio                         1.40%               75,107,237        4.69        352,103,103
AST - Alger All-Cap Growth Portfolio                         1.50%                   34,250       12.50            428,289
AST - Alger All-Cap Growth Portfolio                         1.65%                2,002,166        9.07         18,152,633
AST - Alger All-Cap Growth Portfolio                         1.75%                    2,323       12.47             28,971
AST - Alger All-Cap Growth Portfolio                         1.90%                  636,548       12.45          7,923,871
AST - Alger All-Cap Growth Portfolio                         2.00%                   10,356       12.43            128,761
AST - Alger All-Cap Growth Portfolio                         2.15%                  106,376       12.41          1,320,424
AST - Alger All-Cap Growth Portfolio                         2.25%                   87,326        5.84            510,141
AST - Alger All-Cap Growth Portfolio                         2.40%                    4,810       12.38             59,535
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         81,321,836                    396,838,714

AST - Alliance/Bernstein Growth + Value Portfolio            0.65%                   42,479        9.03            383,733
AST - Alliance/Bernstein Growth + Value Portfolio            0.90%                    1,360       12.25             16,658
AST - Alliance/Bernstein Growth + Value Portfolio            1.00%                  121,535        8.95          1,087,579
AST - Alliance/Bernstein Growth + Value Portfolio            1.25%                  137,293        8.89          1,220,329
AST - Alliance/Bernstein Growth + Value Portfolio            1.40%                4,017,495        8.85         35,564,764
AST - Alliance/Bernstein Growth + Value Portfolio            1.50%                   29,927       12.16            364,020
AST - Alliance/Bernstein Growth + Value Portfolio            1.65%                1,387,072        9.91         13,740,256
AST - Alliance/Bernstein Growth + Value Portfolio            1.75%                    2,379       12.13             28,852
AST - Alliance/Bernstein Growth + Value Portfolio            1.90%                  667,395       12.11          8,081,189
AST - Alliance/Bernstein Growth + Value Portfolio            2.00%                    5,118       12.09             61,896
AST - Alliance/Bernstein Growth + Value Portfolio            2.15%                  115,455       12.07          1,394,018
AST - Alliance/Bernstein Growth + Value Portfolio            2.25%                  154,955        8.65          1,340,384
AST - Alliance/Bernstein Growth + Value Portfolio            2.40%                    1,041       12.04             12,535
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          6,683,505                     63,296,213

AST - Alliance Growth Portfoio                               0.65%                  108,170       12.82          1,386,588
AST - Alliance Growth Portfoio                               0.90%                    1,374       11.46             15,751
AST - Alliance Growth Portfoio                               1.00%                  366,972       12.51          4,591,825
AST - Alliance Growth Portfoio                               1.25%                  263,698        5.93          1,564,199
AST - Alliance Growth Portfoio                               1.40%               15,868,913       12.13        192,492,104
AST - Alliance Growth Portfoio                               1.50%                   28,954       11.39            329,699
AST - Alliance Growth Portfoio                               1.60%                    7,530       10.27             77,356
AST - Alliance Growth Portfoio                               1.65%                2,098,873        9.08         19,055,949
AST - Alliance Growth Portfoio                               1.75%                    4,138       11.35             46,986
AST - Alliance Growth Portfoio                               1.90%                  717,430       11.34          8,132,423
AST - Alliance Growth Portfoio                               2.00%                    2,206       11.32             24,975
AST - Alliance Growth Portfoio                               2.15%                  114,477       11.30          1,293,955
AST - Alliance Growth Portfoio                               2.25%                  267,109        5.72          1,527,182
AST - Alliance Growth Portfoio                               2.40%                    8,067       11.27             90,926
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         19,857,909                    230,629,919

AST - Alliance Growth & Income Portfolio                     0.65%                  772,571       25.23         19,495,199
AST - Alliance Growth & Income Portfolio                     0.90%                   75,316       12.92            973,020
AST - Alliance Growth & Income Portfolio                     1.00%                1,264,426       21.72         27,458,270
AST - Alliance Growth & Income Portfolio                     1.15%                      957       12.88             12,327
AST - Alliance Growth & Income Portfolio                     1.25%                3,076,626       10.25         31,538,411
AST - Alliance Growth & Income Portfolio                     1.40%              46,013,553        27.83      1,280,524,295
AST - Alliance Growth & Income Portfolio                     1.50%                  932,323       12.83         11,963,391
AST - Alliance Growth & Income Portfolio                     1.60%                   38,248       10.64            407,128
AST - Alliance Growth & Income Portfolio                     1.65%               21,264,670       10.50        223,261,614
AST - Alliance Growth & Income Portfolio                     1.75%                  106,644       12.80          1,364,552
AST - Alliance Growth & Income Portfolio                     1.85%                   10,811       10.64            115,017
AST - Alliance Growth & Income Portfolio                     1.90%               13,386,166       12.77        170,989,497
AST - Alliance Growth & Income Portfolio                     2.00%                  187,011       12.76          2,386,093
AST - Alliance Growth & Income Portfolio                     2.15%                2,029,598       12.74         25,851,537
AST - Alliance Growth & Income Portfolio                     2.25%                  976,756        9.88          9,651,180
AST - Alliance Growth & Income Portfolio                     2.40%                   69,435       12.70            881,890
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         90,205,111                  1,806,873,422

AST - American Century Income & Growth Portfolio             0.65%                  247,785       13.59          3,368,078
AST - American Century Income & Growth Portfolio             0.90%                      579       12.64              7,325
AST - American Century Income & Growth Portfolio             1.00%                  526,565       13.28          6,991,490
AST - American Century Income & Growth Portfolio             1.25%                  339,653        8.52          2,895,291
AST - American Century Income & Growth Portfolio             1.40%               19,177,690       12.91        247,520,326
AST - American Century Income & Growth Portfolio             1.50%                   63,878       12.56            802,008
AST - American Century Income & Growth Portfolio             1.60%                    2,828       10.70             30,258
AST - American Century Income & Growth Portfolio             1.65%                2,115,438       10.45         22,096,131
AST - American Century Income & Growth Portfolio             1.75%                   11,533       12.52            144,384
AST - American Century Income & Growth Portfolio             1.85%                    2,487       10.69             26,594
AST - American Century Income & Growth Portfolio             1.90%                  846,118       12.50         10,575,065
AST - American Century Income & Growth Portfolio             2.00%                    2,386       12.48             29,783
AST - American Century Income & Growth Portfolio             2.15%                  124,008       12.46          1,545,485
AST - American Century Income & Growth Portfolio             2.25%                  195,232        8.22          1,604,102
AST - American Century Income & Growth Portfolio             2.40%                    4,612       12.43             57,311
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         23,660,792                    297,693,630

AST - American Century International Growth I Portfolio      0.65%                  629,471       13.24          8,334,581
AST - American Century International Growth I Portfolio      0.90%                    5,498       12.02             66,087
AST - American Century International Growth I Portfolio      1.00%                  997,567       12.93         12,902,255
AST - American Century International Growth I Portfolio      1.25%                  308,238        6.93          2,137,541
AST - American Century International Growth I Portfolio      1.40%               24,380,182       12.57        306,524,644
AST - American Century International Growth I Portfolio      1.50%                   74,130       11.94            885,001
AST - American Century International Growth I Portfolio      1.60%                    4,036       10.60             42,781
AST - American Century International Growth I Portfolio      1.65%                2,537,977       10.48         26,587,652
AST - American Century International Growth I Portfolio      1.75%                   12,160       11.90            144,761
AST - American Century International Growth I Portfolio      1.90%                  912,335       11.88         10,842,583
AST - American Century International Growth I Portfolio      2.00%                      810       11.87              9,620
AST - American Century International Growth I Portfolio      2.15%                  108,175       11.85          1,281,943
AST - American Century International Growth I Portfolio      2.25%                  312,768        6.68          2,090,657
AST - American Century International Growth I Portfolio      2.40%                    1,100       11.82             12,995
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         30,284,448                    371,863,101

AST - American Century Strategic Balanced Portfolio          0.65%                  191,980       14.83          2,846,551
AST - American Century Strategic Balanced Portfolio          0.90%                   11,934       11.76            140,309
AST - American Century Strategic Balanced Portfolio          1.00%                  236,617       14.48          3,427,045
AST - American Century Strategic Balanced Portfolio          1.25%                  115,095        9.81          1,129,434
AST - American Century Strategic Balanced Portfolio          1.40%               13,028,139       14.08        183,423,948
AST - American Century Strategic Balanced Portfolio          1.50%                   30,366       11.68            354,599
AST - American Century Strategic Balanced Portfolio          1.65%                2,045,205       10.69         21,865,728
AST - American Century Strategic Balanced Portfolio          1.75%                    1,824       11.64             21,240
AST - American Century Strategic Balanced Portfolio          1.90%                  930,516       11.62         10,816,883
AST - American Century Strategic Balanced Portfolio          2.00%                   18,977       11.61            220,347
AST - American Century Strategic Balanced Portfolio          2.15%                   58,741       11.59            680,894
AST - American Century Strategic Balanced Portfolio          2.25%                  196,909        9.46          1,862,514
AST - American Century Strategic Balanced Portfolio          2.40%                   11,783       11.56            136,187
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         16,878,085                    226,925,680

AST - Cohen & Steers Real Estate Portfolio                   0.65%                  507,911       15.12          7,682,083
AST - Cohen & Steers Real Estate Portfolio                   0.90%                   33,818       14.08            476,226
AST - Cohen & Steers Real Estate Portfolio                   1.00%                  414,634       14.81          6,139,932
AST - Cohen & Steers Real Estate Portfolio                   1.25%                  149,582       16.17          2,418,678
AST - Cohen & Steers Real Estate Portfolio                   1.40%               13,914,477       14.45        201,105,805
AST - Cohen & Steers Real Estate Portfolio                   1.50%                   61,714       13.99            863,179
AST - Cohen & Steers Real Estate Portfolio                   1.60%                    4,313       10.48             45,225
AST - Cohen & Steers Real Estate Portfolio                   1.65%                3,097,315       13.63         42,210,310
AST - Cohen & Steers Real Estate Portfolio                   1.75%                    5,221       13.95             72,814
AST - Cohen & Steers Real Estate Portfolio                   1.90%                1,376,696       13.92         19,168,206
AST - Cohen & Steers Real Estate Portfolio                   2.00%                   13,615       13.91            189,347
AST - Cohen & Steers Real Estate Portfolio                   2.15%                  270,852       13.88          3,760,429
AST - Cohen & Steers Real Estate Portfolio                   2.25%                    8,884       10.47             93,015
AST - Cohen & Steers Real Estate Portfolio                   2.40%                    8,189       13.84            113,367
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         19,867,222                    284,338,615

AST - DeAm Bond Portfolio                                    0.65%                   15,199       11.06            168,098
AST - DeAm Bond Portfolio                                    1.00%                   19,700       10.99            216,603
AST - DeAm Bond Portfolio                                    1.25%                   17,086       10.95            187,066
AST - DeAm Bond Portfolio                                    1.40%                  953,047       10.92         10,408,077
AST - DeAm Bond Portfolio                                    1.50%                   12,413       10.39            128,977
AST - DeAm Bond Portfolio                                    1.60%                      871       10.08              8,777
AST - DeAm Bond Portfolio                                    1.65%                  535,054       10.87          5,818,579
AST - DeAm Bond Portfolio                                    1.90%                  209,384       10.34          2,165,792
AST - DeAm Bond Portfolio                                    2.00%                    6,981       10.33             72,130
AST - DeAm Bond Portfolio                                    2.15%                   26,513       10.31            273,460
AST - DeAm Bond Portfolio                                    2.25%                   58,096       10.76            625,364
AST - DeAm Bond Portfolio                                    2.40%                    2,367       10.28             24,343
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,856,710                     20,097,266

AST - DeAm Global Allocation Portfolio                       0.65%                   87,241       17.43          1,520,529
AST - DeAm Global Allocation Portfolio                       1.00%                  244,970       16.18          3,962,777
AST - DeAm Global Allocation Portfolio                       1.25%                   61,801        8.71            538,282
AST - DeAm Global Allocation Portfolio                       1.40%               14,050,030       17.09        240,070,991
AST - DeAm Global Allocation Portfolio                       1.50%                    1,832       11.70             21,434
AST - DeAm Global Allocation Portfolio                       1.65%                  898,161       10.24          9,197,821
AST - DeAm Global Allocation Portfolio                       1.75%                    1,259       11.67             14,694
AST - DeAm Global Allocation Portfolio                       1.90%                  155,865       11.65          1,815,836
AST - DeAm Global Allocation Portfolio                       2.00%                      483       11.64              5,615
AST - DeAm Global Allocation Portfolio                       2.15%                   34,914       11.62            405,597
AST - DeAm Global Allocation Portfolio                       2.25%                  303,295        8.40          2,546,306
AST - DeAm Global Allocation Portfolio                       2.40%                    1,169       11.58             13,538
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         15,841,018                    260,113,420

AST - DeAm International Equity Portfolio                    0.65%                  283,809       12.36          3,507,560
AST - DeAm International Equity Portfolio                    0.90%                    2,066       13.01             26,872
AST - DeAm International Equity Portfolio                    1.00%                  287,328       12.05          3,462,851
AST - DeAm International Equity Portfolio                    1.25%                   91,736        5.86            537,820
AST - DeAm International Equity Portfolio                    1.40%                9,705,366       11.64        112,933,345
AST - DeAm International Equity Portfolio                    1.50%                   20,245       12.92            261,571
AST - DeAm International Equity Portfolio                    1.65%                1,201,268       10.79         12,956,217
AST - DeAm International Equity Portfolio                    1.75%                      632       12.88              8,143
AST - DeAm International Equity Portfolio                    1.90%                  368,945       12.86          4,745,179
AST - DeAm International Equity Portfolio                    2.00%                    5,504       12.85             70,710
AST - DeAm International Equity Portfolio                    2.15%                   24,374       12.82            312,596
AST - DeAm International Equity Portfolio                    2.25%                   72,406        5.65            409,165
AST - DeAm International Equity Portfolio                    2.40%                    1,767       12.79             22,599
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         12,065,446                    139,254,627

AST - DeAm Large-Cap Growth Portfolio                        0.65%                   62,999       10.12            637,823
AST - DeAm Large-Cap Growth Portfolio                        0.90%                      568       12.65              7,189
AST - DeAm Large-Cap Growth Portfolio                        1.00%                   11,627       10.06            117,019
AST - DeAm Large-Cap Growth Portfolio                        1.15%                      215       12.61              2,712
AST - DeAm Large-Cap Growth Portfolio                        1.25%                   52,491       10.02            526,085
AST - DeAm Large-Cap Growth Portfolio                        1.40%                1,655,484       10.00         16,549,894
AST - DeAm Large-Cap Growth Portfolio                        1.50%                   40,944       12.56            514,418
AST - DeAm Large-Cap Growth Portfolio                        1.60%                    2,939       10.43             30,667
AST - DeAm Large-Cap Growth Portfolio                        1.65%                  716,993        9.95          7,137,493
AST - DeAm Large-Cap Growth Portfolio                        1.75%                    4,563       12.53             57,170
AST - DeAm Large-Cap Growth Portfolio                        1.85%                      953       10.43              9,938
AST - DeAm Large-Cap Growth Portfolio                        1.90%                  516,012       12.51          6,453,754
AST - DeAm Large-Cap Growth Portfolio                        2.00%                    3,246       12.49             40,556
AST - DeAm Large-Cap Growth Portfolio                        2.15%                  112,368       12.47          1,401,378
AST - DeAm Large-Cap Growth Portfolio                        2.25%                   56,053        9.85            552,323
AST - DeAm Large-Cap Growth Portfolio                        2.40%                    5,662       12.44             70,412
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,243,117                     34,108,834

AST - DeAm Large-Cap Value Portfolio                         0.65%                  139,126        9.77          1,359,498
AST - DeAm Large-Cap Value Portfolio                         0.90%                    1,875       12.53             23,493
AST - DeAm Large-Cap Value Portfolio                         1.00%                  122,564        9.66          1,184,247
AST - DeAm Large-Cap Value Portfolio                         1.15%                      107       12.50              1,337
AST - DeAm Large-Cap Value Portfolio                         1.25%                   85,554        9.58            820,010
AST - DeAm Large-Cap Value Portfolio                         1.40%                4,752,102        9.54         45,327,039
AST - DeAm Large-Cap Value Portfolio                         1.50%                   40,259       12.45            501,122
AST - DeAm Large-Cap Value Portfolio                         1.60%                    2,495       10.66             26,590
AST - DeAm Large-Cap Value Portfolio                         1.65%                1,072,256       10.78         11,561,291
AST - DeAm Large-Cap Value Portfolio                         1.75%                    6,103       12.41             75,751
AST - DeAm Large-Cap Value Portfolio                         1.90%                  583,969       12.39          7,235,994
AST - DeAm Large-Cap Value Portfolio                         2.00%                    9,674       12.38            119,736
AST - DeAm Large-Cap Value Portfolio                         2.15%                   58,333       12.36            720,749
AST - DeAm Large-Cap Value Portfolio                         2.25%                  137,247        9.28          1,273,440
AST - DeAm Large-Cap Value Portfolio                         2.40%                    4,412       12.32             54,354
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          7,016,075                     70,284,651

AST - DeAm Small-Cap Growth Portfolio                        0.65%                  574,817        9.27          5,326,589
AST - DeAm Small-Cap Growth Portfolio                        0.90%                    3,583       14.22             50,971
AST - DeAm Small-Cap Growth Portfolio                        1.00%                  853,542        9.10          7,771,219
AST - DeAm Small-Cap Growth Portfolio                        1.25%                  258,089        6.86          1,770,757
AST - DeAm Small-Cap Growth Portfolio                        1.40%               38,960,912        8.92        347,628,461
AST - DeAm Small-Cap Growth Portfolio                        1.50%                   27,101       14.13            382,893
AST - DeAm Small-Cap Growth Portfolio                        1.60%                    1,850       10.36             19,167
AST - DeAm Small-Cap Growth Portfolio                        1.65%                1,682,193       11.13         18,727,209
AST - DeAm Small-Cap Growth Portfolio                        1.75%                    7,018       14.09             98,871
AST - DeAm Small-Cap Growth Portfolio                        1.85%                    1,939       10.35             20,073
AST - DeAm Small-Cap Growth Portfolio                        1.90%                  480,221       14.06          6,754,049
AST - DeAm Small-Cap Growth Portfolio                        2.00%                    1,850       14.05             25,985
AST - DeAm Small-Cap Growth Portfolio                        2.15%                   89,708       14.02          1,258,100
AST - DeAm Small-Cap Growth Portfolio                        2.25%                  131,605        6.61            870,325
AST - DeAm Small-Cap Growth Portfolio                        2.40%                    3,753       13.98             52,485
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         43,078,181                    390,757,155

AST - DeAm Small-Cap Value Portfolio                         0.65%                  110,748       11.00          1,217,950
AST - DeAm Small-Cap Value Portfolio                         0.90%                      501       14.35              7,185
AST - DeAm Small-Cap Value Portfolio                         1.00%                   74,344       10.93            812,792
AST - DeAm Small-Cap Value Portfolio                         1.25%                  131,066       10.89          1,426,906
AST - DeAm Small-Cap Value Portfolio                         1.40%                2,104,855       10.86         22,857,241
AST - DeAm Small-Cap Value Portfolio                         1.50%                   30,696       14.25            437,500
AST - DeAm Small-Cap Value Portfolio                         1.60%                    1,456       10.70             15,576
AST - DeAm Small-Cap Value Portfolio                         1.65%                1,134,865       10.81         12,271,754
AST - DeAm Small-Cap Value Portfolio                         1.75%                    7,542       14.21            107,184
AST - DeAm Small-Cap Value Portfolio                         1.90%                  434,509       14.19          6,164,765
AST - DeAm Small-Cap Value Portfolio                         2.00%                   10,756       14.17            152,429
AST - DeAm Small-Cap Value Portfolio                         2.15%                   70,597       14.15            998,776
AST - DeAm Small-Cap Value Portfolio                         2.25%                   22,847       10.70            244,541
AST - DeAm Small-Cap Value Portfolio                         2.40%                      879       14.11             12,395
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,135,661                     46,726,995

AST - Federated Aggressive Growth Portfolio                  0.65%                  322,365        8.49          2,737,206
AST - Federated Aggressive Growth Portfolio                  0.90%                    6,887       16.58            114,208
AST - Federated Aggressive Growth Portfolio                  1.00%                  339,964        8.40          2,854,303
AST - Federated Aggressive Growth Portfolio                  1.15%                      211       16.54              3,489
AST - Federated Aggressive Growth Portfolio                  1.25%                  859,909        8.33          7,161,713
AST - Federated Aggressive Growth Portfolio                  1.40%                9,773,467        8.29         81,003,566
AST - Federated Aggressive Growth Portfolio                  1.50%                  164,946       16.47          2,716,778
AST - Federated Aggressive Growth Portfolio                  1.60%                    8,491       10.55             89,614
AST - Federated Aggressive Growth Portfolio                  1.65%                3,085,373       12.74         39,302,304
AST - Federated Aggressive Growth Portfolio                  1.75%                   18,658       16.42            306,449
AST - Federated Aggressive Growth Portfolio                  1.85%                    1,546       10.55             16,312
AST - Federated Aggressive Growth Portfolio                  1.90%                2,615,505       16.40         42,884,010
AST - Federated Aggressive Growth Portfolio                  2.00%                   37,078       16.38            607,239
AST - Federated Aggressive Growth Portfolio                  2.15%                  362,906       16.35          5,933,316
AST - Federated Aggressive Growth Portfolio                  2.25%                   79,226        8.06            638,733
AST - Federated Aggressive Growth Portfolio                  2.40%                   20,181       16.30            329,012
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         17,696,713                    186,698,252

AST - Federated High Yield Bond Portfolio                    0.65%                2,292,230       15.90         36,453,026
AST - Federated High Yield Bond Portfolio                    0.90%                   40,814       12.38            505,345
AST - Federated High Yield Bond Portfolio                    1.00%                1,249,072       14.99         18,717,387
AST - Federated High Yield Bond Portfolio                    1.25%                  906,947       10.99          9,971,284
AST - Federated High Yield Bond Portfolio                    1.40%               39,951,395       14.95        597,152,536
AST - Federated High Yield Bond Portfolio                    1.50%                  144,343       12.30          1,775,121
AST - Federated High Yield Bond Portfolio                    1.60%                   11,264       10.40            117,188
AST - Federated High Yield Bond Portfolio                    1.65%               12,201,163       11.61        141,699,624
AST - Federated High Yield Bond Portfolio                    1.75%                   12,603       12.26            154,551
AST - Federated High Yield Bond Portfolio                    1.85%                    3,250       10.40             33,798
AST - Federated High Yield Bond Portfolio                    1.90%                3,684,174       12.24         45,102,154
AST - Federated High Yield Bond Portfolio                    2.00%                   27,535       12.23            336,699
AST - Federated High Yield Bond Portfolio                    2.15%                  379,114       12.21          4,627,963
AST - Federated High Yield Bond Portfolio                    2.25%                  346,126       10.60          3,668,098
AST - Federated High Yield Bond Portfolio                    2.40%                   28,237       12.17            343,720
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         61,278,267                    860,658,494

AST - Gabelli All-Cap Value Portfolio                        0.65%                  268,077       10.41          2,791,433
AST - Gabelli All-Cap Value Portfolio                        0.90%                   12,144       13.54            164,375
AST - Gabelli All-Cap Value Portfolio                        1.00%                  436,340       10.30          4,492,660
AST - Gabelli All-Cap Value Portfolio                        1.25%                  140,873       10.21          1,438,827
AST - Gabelli All-Cap Value Portfolio                        1.40%               12,585,857       10.16        127,924,616
AST - Gabelli All-Cap Value Portfolio                        1.50%                   33,721       13.44            453,357
AST - Gabelli All-Cap Value Portfolio                        1.60%                    1,880       10.79             20,286
AST - Gabelli All-Cap Value Portfolio                        1.65%                2,513,413       10.91         27,425,157
AST - Gabelli All-Cap Value Portfolio                        1.75%                    2,046       13.41             27,423
AST - Gabelli All-Cap Value Portfolio                        1.90%                  727,500       13.38          9,736,544
AST - Gabelli All-Cap Value Portfolio                        2.00%                   12,627       13.37            168,798
AST - Gabelli All-Cap Value Portfolio                        2.15%                  127,279       13.35          1,698,597
AST - Gabelli All-Cap Value Portfolio                        2.25%                  166,080        9.89          1,642,073
AST - Gabelli All-Cap Value Portfolio                        2.40%                    1,455       13.31             19,357
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         17,029,290                    178,003,502

AST - Gabelli Small-Cap Value Portfolio                      0.65%                  730,928       17.74         12,966,768
AST - Gabelli Small-Cap Value Portfolio                      0.90%                   26,249       13.58            356,525
AST - Gabelli Small-Cap Value Portfolio                      1.00%                  920,213       17.33         15,946,210
AST - Gabelli Small-Cap Value Portfolio                      1.15%                      471       13.54              6,376
AST - Gabelli Small-Cap Value Portfolio                      1.25%                  962,965       14.47         13,932,210
AST - Gabelli Small-Cap Value Portfolio                      1.40%               29,340,189       16.84        494,233,908
AST - Gabelli Small-Cap Value Portfolio                      1.50%                  344,340       13.49          4,645,352
AST - Gabelli Small-Cap Value Portfolio                      1.60%                   14,484       10.69            154,791
AST - Gabelli Small-Cap Value Portfolio                      1.65%               10,183,346       12.42        126,430,448
AST - Gabelli Small-Cap Value Portfolio                      1.75%                   37,207       13.45            500,515
AST - Gabelli Small-Cap Value Portfolio                      1.85%                    2,140       10.68             22,858
AST - Gabelli Small-Cap Value Portfolio                      1.90%                5,824,200       13.43         78,215,501
AST - Gabelli Small-Cap Value Portfolio                      2.00%                  100,155       13.41          1,343,491
AST - Gabelli Small-Cap Value Portfolio                      2.15%                  767,455       13.39         10,277,120
AST - Gabelli Small-Cap Value Portfolio                      2.25%                  275,971       13.95          3,848,667
AST - Gabelli Small-Cap Value Portfolio                      2.40%                   34,978       13.35            467,056
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         49,565,293                    763,347,794

AST - Goldman Sachs Concentated Growth Portfolio             0.65%                  282,942       22.02          6,229,286
AST - Goldman Sachs Concentated Growth Portfolio             0.90%                    2,768       11.76             32,551
AST - Goldman Sachs Concentated Growth Portfolio             1.00%                1,145,694       20.67         23,684,771
AST - Goldman Sachs Concentated Growth Portfolio             1.25%                  604,491        4.57          2,761,553
AST - Goldman Sachs Concentated Growth Portfolio             1.40%               44,566,515       23.68      1,055,171,659
AST - Goldman Sachs Concentated Growth Portfolio             1.50%                   30,932       11.68            361,262
AST - Goldman Sachs Concentated Growth Portfolio             1.65%                2,053,023        9.45         19,406,274
AST - Goldman Sachs Concentated Growth Portfolio             1.75%                    2,681       11.65             31,228
AST - Goldman Sachs Concentated Growth Portfolio             1.90%                  715,845       11.63          8,322,495
AST - Goldman Sachs Concentated Growth Portfolio             2.00%                   17,452       11.61            202,666
AST - Goldman Sachs Concentated Growth Portfolio             2.15%                   49,620       11.59            575,251
AST - Goldman Sachs Concentated Growth Portfolio             2.25%                  395,905        4.40          1,743,279
AST - Goldman Sachs Concentated Growth Portfolio             2.40%                      242       11.56              2,795
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         49,868,112                  1,118,525,070

AST - Goldman Sachs Mid-Cap Growth Portfolio                 0.65%                  408,709        3.70          1,513,332
AST - Goldman Sachs Mid-Cap Growth Portfolio                 0.90%                   17,091       12.89            220,358
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.00%                  450,688        3.65          1,647,257
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.15%                      382       12.86              4,913
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.25%                1,535,565        3.87          5,938,826
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.40%               21,856,921        3.60         78,707,234
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.50%                  170,457       12.81          2,182,865
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.60%                    4,600       10.52             48,395
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.65%                3,027,057       10.31         31,221,361
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.75%                   20,463       12.77            261,303
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.85%                    2,424       10.51             25,482
AST - Goldman Sachs Mid-Cap Growth Portfolio                 1.90%                2,379,820       12.75         30,337,672
AST - Goldman Sachs Mid-Cap Growth Portfolio                 2.00%                   37,400       12.73            476,223
AST - Goldman Sachs Mid-Cap Growth Portfolio                 2.15%                  365,115       12.71          4,641,201
AST - Goldman Sachs Mid-Cap Growth Portfolio                 2.25%                  175,708        3.73            654,988
AST - Goldman Sachs Mid-Cap Growth Portfolio                 2.40%                   12,201       12.68            154,655
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         30,464,599                    158,036,066

AST - Goldman Sachs Small-Cap Value Portfolio                0.65%                  396,816       19.98          7,927,029
AST - Goldman Sachs Small-Cap Value Portfolio                0.90%                    4,263       14.13             60,234
AST - Goldman Sachs Small-Cap Value Portfolio                1.00%                  602,009       19.56         11,774,280
AST - Goldman Sachs Small-Cap Value Portfolio                1.25%                   35,022       17.29            605,610
AST - Goldman Sachs Small-Cap Value Portfolio                1.40%               15,281,632       19.09        291,714,663
AST - Goldman Sachs Small-Cap Value Portfolio                1.50%                       75       14.03              1,058
AST - Goldman Sachs Small-Cap Value Portfolio                1.65%                1,504,296       12.85         19,329,647
AST - Goldman Sachs Small-Cap Value Portfolio                1.90%                  102,500       13.97          1,432,044
AST - Goldman Sachs Small-Cap Value Portfolio                2.25%                   73,852       16.67          1,230,962
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         18,000,465                    334,075,526

AST - Invesco Capital Income Portfolio                       0.65%                  244,888       20.31          4,973,053
AST - Invesco Capital Income Portfolio                       0.90%                    1,343       11.78             15,817
AST - Invesco Capital Income Portfolio                       1.00%                1,102,775       18.73         20,653,927
AST - Invesco Capital Income Portfolio                       1.25%                  204,589        8.99          1,838,660
AST - Invesco Capital Income Portfolio                       1.40%               29,269,249       19.09        558,655,580
AST - Invesco Capital Income Portfolio                       1.50%                   38,215       11.70            447,118
AST - Invesco Capital Income Portfolio                       1.65%                2,647,064        9.83         26,031,080
AST - Invesco Capital Income Portfolio                       1.75%                   11,538       11.67            134,611
AST - Invesco Capital Income Portfolio                       1.85%                    1,288       10.45             13,463
AST - Invesco Capital Income Portfolio                       1.90%                  651,074       11.65          7,583,001
AST - Invesco Capital Income Portfolio                       2.00%                   21,961       11.63            255,482
AST - Invesco Capital Income Portfolio                       2.15%                   90,092       11.61          1,046,311
AST - Invesco Capital Income Portfolio                       2.25%                  347,275        8.66          3,008,308
AST - Invesco Capital Income Portfolio                       2.40%                      332       11.58              3,840
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         34,631,684                    624,660,252

AST - Lord Abbett Bond Debenture Portfolio                   0.65%                  707,957       12.21          8,645,733
AST - Lord Abbett Bond Debenture Portfolio                   0.90%                   21,453       12.05            258,597
AST - Lord Abbett Bond Debenture Portfolio                   1.00%                  467,191       12.08          5,641,605
AST - Lord Abbett Bond Debenture Portfolio                   1.25%                  814,135       11.98          9,752,305
AST - Lord Abbett Bond Debenture Portfolio                   1.40%               13,311,181       11.92        158,679,008
AST - Lord Abbett Bond Debenture Portfolio                   1.50%                  309,328       11.97          3,703,536
AST - Lord Abbett Bond Debenture Portfolio                   1.60%                   12,397       10.41            129,071
AST - Lord Abbett Bond Debenture Portfolio                   1.65%                7,751,236       11.61         89,963,865
AST - Lord Abbett Bond Debenture Portfolio                   1.75%                   20,920       11.94            249,765
AST - Lord Abbett Bond Debenture Portfolio                   1.85%                    1,266       10.41             13,170
AST - Lord Abbett Bond Debenture Portfolio                   1.90%                4,628,945       11.92         55,170,238
AST - Lord Abbett Bond Debenture Portfolio                   2.00%                   42,593       11.90            507,064
AST - Lord Abbett Bond Debenture Portfolio                   2.15%                  624,019       11.88          7,416,234
AST - Lord Abbett Bond Debenture Portfolio                   2.25%                  423,485       11.60          4,910,806
AST - Lord Abbett Bond Debenture Portfolio                   2.40%                   28,346       11.85            335,924
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         29,164,454                    345,376,922

AST - Marsico Capital Growth Portfolio                       0.65%                1,583,309       15.56         24,633,957
AST - Marsico Capital Growth Portfolio                       0.90%                   78,388       12.44            974,892
AST - Marsico Capital Growth Portfolio                       1.00%                2,044,281       15.23         31,136,591
AST - Marsico Capital Growth Portfolio                       1.15%                    1,626       12.40             20,168
AST - Marsico Capital Growth Portfolio                       1.25%                4,075,719        8.46         34,490,792
AST - Marsico Capital Growth Portfolio                       1.40%               77,042,171       14.86      1,145,153,293
AST - Marsico Capital Growth Portfolio                       1.50%                1,021,520       12.35         12,618,535
AST - Marsico Capital Growth Portfolio                       1.60%                   35,775       10.31            368,930
AST - Marsico Capital Growth Portfolio                       1.65%               20,138,164       10.78        217,029,520
AST - Marsico Capital Growth Portfolio                       1.75%                  126,883       12.32          1,562,907
AST - Marsico Capital Growth Portfolio                       1.85%                   10,353       10.31            106,703
AST - Marsico Capital Growth Portfolio                       1.90%               14,975,841       12.30        184,152,662
AST - Marsico Capital Growth Portfolio                       2.00%                  215,988       12.28          2,652,905
AST - Marsico Capital Growth Portfolio                       2.15%                2,031,583       12.26         24,910,573
AST - Marsico Capital Growth Portfolio                       2.25%                  925,591        8.16          7,549,897
AST - Marsico Capital Growth Portfolio                       2.40%                   70,776       12.23            865,349
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                        124,377,969                  1,688,227,674

AST - MFS Global Equity Portfolio                            0.65%                  126,748       10.01          1,269,168
AST - MFS Global Equity Portfolio                            0.90%                    3,213       12.45             39,995
AST - MFS Global Equity Portfolio                            1.00%                  232,362        9.87          2,292,438
AST - MFS Global Equity Portfolio                            1.15%                      117       12.41              1,449
AST - MFS Global Equity Portfolio                            1.25%                  123,219        9.40          1,157,771
AST - MFS Global Equity Portfolio                            1.40%                6,790,405        9.70         65,861,941
AST - MFS Global Equity Portfolio                            1.50%                   34,777       12.36            429,962
AST - MFS Global Equity Portfolio                            1.60%                      421       10.76              4,528
AST - MFS Global Equity Portfolio                            1.65%                1,393,001       11.30         15,738,204
AST - MFS Global Equity Portfolio                            1.75%                      416       12.33              5,129
AST - MFS Global Equity Portfolio                            1.90%                  916,888       12.31         11,284,298
AST - MFS Global Equity Portfolio                            2.00%                    4,306       12.29             52,937
AST - MFS Global Equity Portfolio                            2.15%                   62,490       12.27            766,882
AST - MFS Global Equity Portfolio                            2.25%                  308,725        9.06          2,796,093
AST - MFS Global Equity Portfolio                            2.40%                    6,069       12.24             74,266
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         10,003,157                    101,775,060

AST - MFS Growth Portfolio                                   0.65%                  596,050        7.10          4,234,310
AST - MFS Growth Portfolio                                   0.90%                    8,159       11.54             94,184
AST - MFS Growth Portfolio                                   1.00%                1,225,710        7.00          8,578,997
AST - MFS Growth Portfolio                                   1.15%                       88       11.51              1,012
AST - MFS Growth Portfolio                                   1.25%                  893,170        6.44          5,752,948
AST - MFS Growth Portfolio                                   1.40%               71,618,196        6.88        492,802,519
AST - MFS Growth Portfolio                                   1.50%                  188,109       11.47          2,156,859
AST - MFS Growth Portfolio                                   1.60%                    7,308       10.22             74,671
AST - MFS Growth Portfolio                                   1.65%                4,784,269        9.16         43,828,567
AST - MFS Growth Portfolio                                   1.75%                    6,479       11.43             74,074
AST - MFS Growth Portfolio                                   1.85%                    1,319       10.21             13,465
AST - MFS Growth Portfolio                                   1.90%                2,222,614       11.41         25,368,889
AST - MFS Growth Portfolio                                   2.00%                   18,900       11.40            215,478
AST - MFS Growth Portfolio                                   2.15%                  207,063       11.38          2,356,683
AST - MFS Growth Portfolio                                   2.25%                  262,995        6.21          1,632,758
AST - MFS Growth Portfolio                                   2.40%                   10,550       11.35            119,735
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         82,050,979                    587,305,149

AST - MFS Growth with Income Portfolio                       0.65%                   89,700        8.27            741,824
AST - MFS Growth with Income Portfolio                       0.90%                      407       11.73              4,773
AST - MFS Growth with Income Portfolio                       1.00%                  313,037        8.15          2,550,674
AST - MFS Growth with Income Portfolio                       1.25%                  151,265        7.83          1,184,784
AST - MFS Growth with Income Portfolio                       1.40%               10,110,857        8.01         80,993,477
AST - MFS Growth with Income Portfolio                       1.50%                   47,679       11.65            555,384
AST - MFS Growth with Income Portfolio                       1.60%                    1,929       10.50             20,260
AST - MFS Growth with Income Portfolio                       1.65%                1,421,128        9.69         13,768,721
AST - MFS Growth with Income Portfolio                       1.75%                    1,325       11.62             15,387
AST - MFS Growth with Income Portfolio                       1.90%                  556,083       11.60          6,448,032
AST - MFS Growth with Income Portfolio                       2.00%                   11,154       11.58            129,193
AST - MFS Growth with Income Portfolio                       2.15%                   88,557       11.56          1,023,939
AST - MFS Growth with Income Portfolio                       2.25%                  105,608        7.55            797,300
AST - MFS Growth with Income Portfolio                       2.40%                      552       11.53              6,362
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         12,899,283                    108,240,110

AST - Money Market Portfolio                                 0.65%                5,253,119       13.80         72,501,421
AST - Money Market Portfolio                                 0.90%                   61,894        9.97            617,277
AST - Money Market Portfolio                                 1.00%                3,023,474       12.95         39,167,618
AST - Money Market Portfolio                                 1.15%                    6,884        9.95             68,464
AST - Money Market Portfolio                                 1.25%                1,245,396       10.51         13,085,856
AST - Money Market Portfolio                                 1.40%               91,304,625       13.12      1,198,329,927
AST - Money Market Portfolio                                 1.50%                  432,412        9.91          4,283,325
AST - Money Market Portfolio                                 1.60%                    5,609        9.98             55,953
AST - Money Market Portfolio                                 1.65%               32,730,501        9.86        322,722,440
AST - Money Market Portfolio                                 1.75%                   40,239        9.88            397,460
AST - Money Market Portfolio                                 1.90%                7,176,983        9.86         70,769,937
AST - Money Market Portfolio                                 2.00%                   81,304        9.85            800,801
AST - Money Market Portfolio                                 2.15%                1,118,618        9.83         10,998,937
AST - Money Market Portfolio                                 2.25%                   35,505       10.13            359,604
AST - Money Market Portfolio                                 2.40%                  149,705        9.80          1,467,790
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                        142,666,269                  1,735,626,811

AST - Neuberger & Berman Mid-Cap Growth Portfolio            0.65%                  273,193       17.62          4,814,968
AST - Neuberger & Berman Mid-Cap Growth Portfolio            0.90%                    7,930       12.32             97,711
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.00%                  360,730       16.83          6,069,374
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.25%                  371,267        6.23          2,313,235
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.40%               17,346,127       16.55        287,066,762
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.50%                   96,132       12.24          1,176,482
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.65%                3,415,318        9.51         32,478,604
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.75%                   12,416       12.20            151,516
AST - Neuberger & Berman Mid-Cap Growth Portfolio            1.90%                1,089,649       12.18         13,274,872
AST - Neuberger & Berman Mid-Cap Growth Portfolio            2.00%                   16,702       12.17            203,241
AST - Neuberger & Berman Mid-Cap Growth Portfolio            2.15%                   96,879       12.15          1,176,890
AST - Neuberger & Berman Mid-Cap Growth Portfolio            2.25%                  294,816        6.01          1,770,536
AST - Neuberger & Berman Mid-Cap Growth Portfolio            2.40%                    5,407       12.11             65,500
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         23,386,566                    350,659,691

AST - Neuberger & Berman Mid-Cap Value Portfolio             0.65%                  653,342       24.04         15,704,621
AST - Neuberger & Berman Mid-Cap Value Portfolio             0.90%                   31,506       13.50            425,184
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.00%                  905,217       23.74         21,494,232
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.15%                      183       13.46              2,458
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.25%                  781,348       13.82         10,795,757
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.40%               32,561,133       23.90        778,263,278
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.50%                  268,150       13.40          3,594,322
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.60%                    7,071       10.86             76,756
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.65%                8,530,129       12.01        102,430,955
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.75%                   40,022       13.37            534,943
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.85%                    4,186       10.85             45,411
AST - Neuberger & Berman Mid-Cap Value Portfolio             1.90%                4,786,623       13.34         63,869,589
AST - Neuberger & Berman Mid-Cap Value Portfolio             2.00%                   87,253       13.33          1,162,927
AST - Neuberger & Berman Mid-Cap Value Portfolio             2.15%                  610,598       13.31          8,124,247
AST - Neuberger & Berman Mid-Cap Value Portfolio             2.25%                  370,965       13.32          4,940,578
AST - Neuberger & Berman Mid-Cap Value Portfolio             2.40%                   21,843       13.27            289,798
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         49,659,568                  1,011,755,055

AST - PBHG Small-Cap Growth Portfolio                        0.65%                  208,990       19.55          4,085,253
AST - PBHG Small-Cap Growth Portfolio                        0.90%                    4,362       13.66             59,573
AST - PBHG Small-Cap Growth Portfolio                        1.00%                  677,748       16.55         11,214,570
AST - PBHG Small-Cap Growth Portfolio                        1.25%                  145,364       17.38          2,526,041
AST - PBHG Small-Cap Growth Portfolio                        1.40%               14,111,281       18.37        259,256,261
AST - PBHG Small-Cap Growth Portfolio                        1.50%                   52,103       13.56            706,757
AST - PBHG Small-Cap Growth Portfolio                        1.60%                    3,356       10.30             34,561
AST - PBHG Small-Cap Growth Portfolio                        1.65%                3,292,593        9.89         32,566,722
AST - PBHG Small-Cap Growth Portfolio                        1.75%                    8,575       13.53            115,993
AST - PBHG Small-Cap Growth Portfolio                        1.90%                1,059,046       13.50         14,300,421
AST - PBHG Small-Cap Growth Portfolio                        2.00%                    9,676       13.49            130,501
AST - PBHG Small-Cap Growth Portfolio                        2.15%                  138,936       13.46          1,870,737
AST - PBHG Small-Cap Growth Portfolio                        2.25%                   64,850       16.82          1,090,885
AST - PBHG Small-Cap Growth Portfolio                        2.40%                    4,691       13.43             62,980
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         19,781,570                    328,021,254

AST - PIMCO Limited Maturity Bond Portfolio                  0.65%                1,309,374       15.42         20,189,701
AST - PIMCO Limited Maturity Bond Portfolio                  0.90%                   64,164       10.33            663,056
AST - PIMCO Limited Maturity Bond Portfolio                  1.00%                  984,068       15.04         14,796,827
AST - PIMCO Limited Maturity Bond Portfolio                  1.15%                   13,612       10.30            140,271
AST - PIMCO Limited Maturity Bond Portfolio                  1.25%                  956,856       12.08         11,560,519
AST - PIMCO Limited Maturity Bond Portfolio                  1.40%               49,909,791       14.52        724,575,881
AST - PIMCO Limited Maturity Bond Portfolio                  1.50%                  238,601       10.26          2,448,970
AST - PIMCO Limited Maturity Bond Portfolio                  1.60%                   23,203       10.03            232,650
AST - PIMCO Limited Maturity Bond Portfolio                  1.65%               15,242,856       10.51        160,153,046
AST - PIMCO Limited Maturity Bond Portfolio                  1.75%                   30,532       10.23            312,490
AST - PIMCO Limited Maturity Bond Portfolio                  1.85%                    1,299       10.02             13,020
AST - PIMCO Limited Maturity Bond Portfolio                  1.90%                5,152,783       10.22         52,647,584
AST - PIMCO Limited Maturity Bond Portfolio                  2.00%                   36,640       10.21            373,936
AST - PIMCO Limited Maturity Bond Portfolio                  2.15%                  636,860       10.19          6,488,462
AST - PIMCO Limited Maturity Bond Portfolio                  2.25%                  329,629       11.65          3,838,804
AST - PIMCO Limited Maturity Bond Portfolio                  2.40%                   35,430       10.16            359,942
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         74,965,699                    998,795,158

AST - PIMCO Total Return Bond Portfolio                      0.65%                1,896,238       18.39         34,880,228
AST - PIMCO Total Return Bond Portfolio                      0.90%                   96,756       10.63          1,028,112
AST - PIMCO Total Return Bond Portfolio                      1.00%                2,172,385       17.64         38,310,129
AST - PIMCO Total Return Bond Portfolio                      1.25%                2,301,863       13.23         30,461,940
AST - PIMCO Total Return Bond Portfolio                      1.40%               84,154,157       17.29      1,454,924,271
AST - PIMCO Total Return Bond Portfolio                      1.50%                1,067,126       10.55         11,262,322
AST - PIMCO Total Return Bond Portfolio                      1.60%                   37,841       10.10            382,188
AST - PIMCO Total Return Bond Portfolio                      1.65%               26,287,388       10.95        287,896,454
AST - PIMCO Total Return Bond Portfolio                      1.75%                   93,573       10.52            984,756
AST - PIMCO Total Return Bond Portfolio                      1.85%                    3,287       10.09             33,184
AST - PIMCO Total Return Bond Portfolio                      1.90%               16,012,778       10.51        168,230,276
AST - PIMCO Total Return Bond Portfolio                      2.00%                  378,676       10.49          3,973,849
AST - PIMCO Total Return Bond Portfolio                      2.15%                2,192,336       10.48         22,967,102
AST - PIMCO Total Return Bond Portfolio                      2.25%                1,558,557       12.76         19,881,186
AST - PIMCO Total Return Bond Portfolio                      2.40%                  119,982       10.45          1,253,348
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                        138,372,942                  2,076,469,346

AST - Sanford Bernstein Core Value Portfolio                 0.65%                  387,468       11.09          4,298,088
AST - Sanford Bernstein Core Value Portfolio                 0.90%                   11,689       12.83            150,017
AST - Sanford Bernstein Core Value Portfolio                 1.00%                  403,537       10.99          4,434,363
AST - Sanford Bernstein Core Value Portfolio                 1.15%                      322       12.80              4,123
AST - Sanford Bernstein Core Value Portfolio                 1.25%                  453,569       10.91          4,950,670
AST - Sanford Bernstein Core Value Portfolio                 1.40%                9,178,786       10.87         99,779,392
AST - Sanford Bernstein Core Value Portfolio                 1.50%                   91,128       12.75          1,161,604
AST - Sanford Bernstein Core Value Portfolio                 1.60%                    4,032       10.70             43,156
AST - Sanford Bernstein Core Value Portfolio                 1.65%                3,621,862       11.06         40,048,058
AST - Sanford Bernstein Core Value Portfolio                 1.75%                   16,568       12.71            210,592
AST - Sanford Bernstein Core Value Portfolio                 1.85%                    1,276       10.70             13,645
AST - Sanford Bernstein Core Value Portfolio                 1.90%                2,277,726       12.69         28,902,299
AST - Sanford Bernstein Core Value Portfolio                 2.00%                   11,518       12.67            145,984
AST - Sanford Bernstein Core Value Portfolio                 2.15%                  328,567       12.65          4,157,361
AST - Sanford Bernstein Core Value Portfolio                 2.25%                  216,416       10.62          2,298,840
AST - Sanford Bernstein Core Value Portfolio                 2.40%                   10,893       12.62            137,438
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         17,015,358                    190,735,631

AST - Sanford Bernstein Managed Index 500 Portfolio          0.65%                  907,807       12.36         11,222,571
AST - Sanford Bernstein Managed Index 500 Portfolio          0.90%                   14,205       12.39            176,014
AST - Sanford Bernstein Managed Index 500 Portfolio          1.00%                  824,390       12.10          9,977,841
AST - Sanford Bernstein Managed Index 500 Portfolio          1.25%                  554,156        8.28          4,589,598
AST - Sanford Bernstein Managed Index 500 Portfolio          1.40%               34,343,576       11.81        405,699,560
AST - Sanford Bernstein Managed Index 500 Portfolio          1.50%                   82,843       12.31          1,019,601
AST - Sanford Bernstein Managed Index 500 Portfolio          1.60%                      853       10.57              9,021
AST - Sanford Bernstein Managed Index 500 Portfolio          1.65%                5,442,511       10.23         55,677,898
AST - Sanford Bernstein Managed Index 500 Portfolio          1.75%                    2,937       12.27             36,039
AST - Sanford Bernstein Managed Index 500 Portfolio          1.85%                      644       10.57              6,809
AST - Sanford Bernstein Managed Index 500 Portfolio          1.90%                2,209,334       12.25         27,068,247
AST - Sanford Bernstein Managed Index 500 Portfolio          2.00%                   16,957       12.24            207,518
AST - Sanford Bernstein Managed Index 500 Portfolio          2.15%                  203,573       12.22          2,487,033
AST - Sanford Bernstein Managed Index 500 Portfolio          2.25%                  293,662        7.98          2,344,297
AST - Sanford Bernstein Managed Index 500 Portfolio          2.40%                    4,899       12.18             59,675
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         44,902,347                    520,581,722

AST - Strong International Equity Portfolio                  0.65%                  219,979       16.49          3,628,323
AST - Strong International Equity Portfolio                  0.90%                   15,315       12.90            197,524
AST - Strong International Equity Portfolio                  1.00%                  425,263       15.54          6,610,144
AST - Strong International Equity Portfolio                  1.25%                  362,254        7.13          2,582,093
AST - Strong International Equity Portfolio                  1.40%               10,947,011       25.15        275,355,327
AST - Strong International Equity Portfolio                  1.50%                   57,874       12.81            741,384
AST - Strong International Equity Portfolio                  1.60%                    1,808       10.81             19,554
AST - Strong International Equity Portfolio                  1.65%                2,415,394       11.00         26,573,509
AST - Strong International Equity Portfolio                  1.75%                    8,138       12.77            103,949
AST - Strong International Equity Portfolio                  1.85%                      106       10.81              1,147
AST - Strong International Equity Portfolio                  1.90%                  936,678       12.75         11,944,701
AST - Strong International Equity Portfolio                  2.00%                   17,098       12.74            217,792
AST - Strong International Equity Portfolio                  2.15%                  141,470       12.72          1,798,919
AST - Strong International Equity Portfolio                  2.25%                  400,112        6.87          2,748,974
AST - Strong International Equity Portfolio                  2.40%                   13,590       12.68            172,318
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         15,962,091                    332,695,658

AST - T. Rowe Price Asset Allocation Portfolio               0.65%                  146,224       20.98          3,067,794
AST - T. Rowe Price Asset Allocation Portfolio               0.90%                   16,691       12.26            204,596
AST - T. Rowe Price Asset Allocation Portfolio               1.00%                  275,220       19.19          5,281,760
AST - T. Rowe Price Asset Allocation Portfolio               1.25%                  222,150       10.37          2,304,526
AST - T. Rowe Price Asset Allocation Portfolio               1.40%               15,311,524       19.72        301,929,017
AST - T. Rowe Price Asset Allocation Portfolio               1.50%                   83,496       12.18          1,016,579
AST - T. Rowe Price Asset Allocation Portfolio               1.60%                      427       10.49              4,476
AST - T. Rowe Price Asset Allocation Portfolio               1.65%                2,243,566       11.09         24,887,047
AST - T. Rowe Price Asset Allocation Portfolio               1.75%                   12,666       12.14            153,775
AST - T. Rowe Price Asset Allocation Portfolio               1.85%                    2,847       10.49             29,853
AST - T. Rowe Price Asset Allocation Portfolio               1.90%                  955,716       12.12         11,583,227
AST - T. Rowe Price Asset Allocation Portfolio               2.00%                   27,414       12.11            331,874
AST - T. Rowe Price Asset Allocation Portfolio               2.15%                  160,339       12.09          1,937,775
AST - T. Rowe Price Asset Allocation Portfolio               2.25%                    2,741       10.48             28,715
AST - T. Rowe Price Asset Allocation Portfolio               2.40%                   31,706       12.05            382,088
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         19,492,726                    353,143,102

AST - T. Rowe Price Global Bond Portfolio                    0.65%                  465,034       14.28          6,641,658
AST - T. Rowe Price Global Bond Portfolio                    0.90%                    2,095       11.55             24,192
AST - T. Rowe Price Global Bond Portfolio                    1.00%                  245,525       14.04          3,447,718
AST - T. Rowe Price Global Bond Portfolio                    1.25%                  289,862       13.73          3,979,529
AST - T. Rowe Price Global Bond Portfolio                    1.40%               11,102,795       13.40        148,788,751
AST - T. Rowe Price Global Bond Portfolio                    1.50%                   92,875       11.47          1,065,198
AST - T. Rowe Price Global Bond Portfolio                    1.60%                    7,131       10.35             73,806
AST - T. Rowe Price Global Bond Portfolio                    1.65%                2,962,471       12.59         37,299,182
AST - T. Rowe Price Global Bond Portfolio                    1.75%                   13,487       11.44            154,249
AST - T. Rowe Price Global Bond Portfolio                    1.85%                    1,457       10.34             15,071
AST - T. Rowe Price Global Bond Portfolio                    1.90%                1,827,606       11.42         20,866,147
AST - T. Rowe Price Global Bond Portfolio                    2.00%                   24,361       11.40            277,813
AST - T. Rowe Price Global Bond Portfolio                    2.15%                  279,110       11.38          3,177,580
AST - T. Rowe Price Global Bond Portfolio                    2.25%                  148,319       13.23          1,962,825
AST - T. Rowe Price Global Bond Portfolio                    2.40%                   12,591       11.35            142,931
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         17,474,718                    227,916,652

AST - T. Rowe Price Natural Resources Portfolio              0.65%                  203,866       25.68          5,234,384
AST - T. Rowe Price Natural Resources Portfolio              0.90%                    8,843       13.83            122,296
AST - T. Rowe Price Natural Resources Portfolio              1.00%                  162,133       25.04          4,059,457
AST - T. Rowe Price Natural Resources Portfolio              1.25%                   75,013       13.75          1,031,063
AST - T. Rowe Price Natural Resources Portfolio              1.40%                5,185,874       24.17        125,363,664
AST - T. Rowe Price Natural Resources Portfolio              1.50%                   20,929       13.74            287,482
AST - T. Rowe Price Natural Resources Portfolio              1.60%                    1,184       11.25             13,319
AST - T. Rowe Price Natural Resources Portfolio              1.65%                2,011,627       12.59         25,334,909
AST - T. Rowe Price Natural Resources Portfolio              1.75%                    1,910       13.70             26,157
AST - T. Rowe Price Natural Resources Portfolio              1.90%                  433,891       13.67          5,932,910
AST - T. Rowe Price Natural Resources Portfolio              2.00%                   24,634       13.66            336,463
AST - T. Rowe Price Natural Resources Portfolio              2.15%                   77,245       13.63          1,053,228
AST - T. Rowe Price Natural Resources Portfolio              2.25%                    6,747       11.23             75,783
AST - T. Rowe Price Natural Resources Portfolio              2.40%                    1,035       13.60             14,076
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          8,214,933                    168,885,192

AST - William Blair International Growth Portfolio           0.65%                  536,475       14.43          7,741,792
AST - William Blair International Growth Portfolio           0.90%                   20,709       13.51            279,680
AST - William Blair International Growth Portfolio           1.00%                  879,869       14.10         12,402,926
AST - William Blair International Growth Portfolio           1.15%                      735       13.47              9,902
AST - William Blair International Growth Portfolio           1.25%                1,166,396       14.32         16,699,324
AST - William Blair International Growth Portfolio           1.40%               29,706,745       13.70        407,067,344
AST - William Blair International Growth Portfolio           1.50%                  470,320       13.41          6,308,922
AST - William Blair International Growth Portfolio           1.60%                   18,507       10.56            195,467
AST - William Blair International Growth Portfolio           1.65%                5,547,558       13.39         74,289,120
AST - William Blair International Growth Portfolio           1.75%                   54,833       13.38            733,453
AST - William Blair International Growth Portfolio           1.85%                    6,110       10.56             64,494
AST - William Blair International Growth Portfolio           1.90%                6,498,151       13.35         86,771,699
AST - William Blair International Growth Portfolio           2.00%                  103,740       13.34          1,383,700
AST - William Blair International Growth Portfolio           2.15%                1,009,679       13.32         13,444,193
AST - William Blair International Growth Portfolio           2.25%                   29,434       13.86            407,941
AST - William Blair International Growth Portfolio           2.40%                   32,626       13.28            433,180
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         46,081,888                    628,233,135

Davis Value Fund Portfolio                                   1.40%                  732,201        9.24          6,764,210
Davis Value Fund Portfolio                                   1.65%                    4,891       12.79             62,559
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            737,092                      6,826,770

Evergreen - VA Foundation Fund                               1.40%                  886,577        8.84          7,840,249
Evergreen - VA Foundation Fund                               1.65%                      198       10.40              2,056
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            886,775                      7,842,305

Evergreen - VA Fund                                          1.40%                  282,741       10.42          2,947,508
Evergreen - VA Fund                                          1.65%                    2,520       10.42             26,263
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            285,261                      2,973,771

Evergreen - VA Growth & Income Fund                          1.40%                  572,213       10.48          5,998,988
Evergreen - VA Growth & Income Fund                          1.65%                    2,647       10.48             27,748
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            574,860                      6,026,736

Evergreen - VA International Equity Fund                     0.65%                   38,062       10.46            398,100
Evergreen - VA International Equity Fund                     0.90%                      742       10.46              7,759
Evergreen - VA International Equity Fund                     1.00%                   72,511       10.46            758,233
Evergreen - VA International Equity Fund                     1.25%                   24,847       10.46            259,781
Evergreen - VA International Equity Fund                     1.40%                1,230,078       10.61         13,055,894
Evergreen - VA International Equity Fund                     1.50%                    5,552       10.45             58,041
Evergreen - VA International Equity Fund                     1.65%                  189,143       11.65          2,203,955
Evergreen - VA International Equity Fund                     1.75%                    1,075       10.45             11,239
Evergreen - VA International Equity Fund                     1.85%                      970       10.45             10,138
Evergreen - VA International Equity Fund                     1.90%                   76,749       12.78            980,765
Evergreen - VA International Equity Fund                     2.00%                      827       10.45              8,643
Evergreen - VA International Equity Fund                     2.15%                    6,492       12.74             82,725
Evergreen - VA International Equity Fund                     2.25%                   81,555       10.64            867,663
Evergreen - VA International Equity Fund                     2.40%                    1,395       12.71             17,720
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,729,998                     18,720,657

Evergreen - VA Omega Fund                                    0.65%                   34,638        9.36            324,302
Evergreen - VA Omega Fund                                    1.00%                   47,047        9.27            436,352
Evergreen - VA Omega Fund                                    1.25%                   15,743        9.21            145,029
Evergreen - VA Omega Fund                                    1.40%                3,260,000        6.81         22,210,491
Evergreen - VA Omega Fund                                    1.50%                    3,320       13.27             44,035
Evergreen - VA Omega Fund                                    1.65%                  404,789       10.71          4,334,759
Evergreen - VA Omega Fund                                    1.75%                       27       13.23                357
Evergreen - VA Omega Fund                                    1.90%                   56,002       13.21            739,510
Evergreen - VA Omega Fund                                    2.00%                      283       13.19              3,727
Evergreen - VA Omega Fund                                    2.15%                   25,003       13.17            329,232
Evergreen - VA Omega Fund                                    2.25%                   19,658        8.97            176,243
Evergreen - VA Omega Fund                                    2.40%                    1,855       13.13             24,354
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,868,364                     28,768,390

Evergreen - VA Special Equity Fund                           0.65%                  179,911       11.08          1,993,582
Evergreen - VA Special Equity Fund                           0.90%                    7,046       14.86            104,682
Evergreen - VA Special Equity Fund                           1.00%                  150,470       10.92          1,642,783
Evergreen - VA Special Equity Fund                           1.25%                   69,344        9.16            634,976
Evergreen - VA Special Equity Fund                           1.40%                3,425,086       10.73         36,762,427
Evergreen - VA Special Equity Fund                           1.50%                   19,312       14.76            284,969
Evergreen - VA Special Equity Fund                           1.60%                    2,186       10.22             22,346
Evergreen - VA Special Equity Fund                           1.65%                  815,621       11.12          9,070,306
Evergreen - VA Special Equity Fund                           1.75%                    1,917       14.71             28,208
Evergreen - VA Special Equity Fund                           1.90%                  293,794       14.69          4,315,480
Evergreen - VA Special Equity Fund                           2.00%                    3,620       14.67             53,111
Evergreen - VA Special Equity Fund                           2.15%                   58,548       14.65            857,550
Evergreen - VA Special Equity Fund                           2.25%                   23,503        8.83            207,438
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          5,050,359                     55,977,860

Evergreen - VA Special Values Fund                           1.40%                  307,907       15.68          4,828,674
Evergreen - VA Special Values Fund                           1.65%                    4,466       13.03             58,193
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            312,372                      4,886,867

Evergreen - VA Strategic Income Fund                         1.40%                  518,381       13.45          6,973,142
Evergreen - VA Strategic Income Fund                         1.65%                    2,439       11.77             28,708
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            520,820                      7,001,850

First Trust - 10 Uncommon Values Portfolio                   0.65%                   36,127        4.07            147,105
First Trust - 10 Uncommon Values Portfolio                   1.00%                  435,617        4.47          1,949,100
First Trust - 10 Uncommon Values Portfolio                   1.25%                   22,064        3.99             87,957
First Trust - 10 Uncommon Values Portfolio                   1.40%                1,686,521        3.97          6,687,620
First Trust - 10 Uncommon Values Portfolio                   1.65%                   66,435        9.16            608,451
First Trust - 10 Uncommon Values Portfolio                   1.90%                      467       13.17              6,148
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,247,231                      9,486,380

First Trust - Energy Portfolio                               1.00%                  201,555       13.61          2,742,339
First Trust - Energy Portfolio                               1.25%                    7,059       13.65             96,334
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            208,614                      2,838,672

First Trust - Financial Services Portfolio                   1.00%                  350,468       12.74          4,466,135
First Trust - Financial Services Portfolio                   1.25%                   23,082       12.78            295,039
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            373,550                      4,761,175

First Trust - Global Target 15 Portfolio                     1.00%                  277,522       10.59          2,938,293
First Trust - Global Target 15 Portfolio                     1.25%                    8,569       12.96            111,018
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            286,091                      3,049,311

First Trust - NASDAQ Target 15 Portfolio                     1.00%                  569,649        8.90          5,070,373
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            569,649                      5,070,373

First Trust - Pharmaceutical Portfolio                       1.00%                  388,945        9.92          3,857,091
First Trust - Pharmaceutical Portfolio                       1.25%                   22,833       11.48            262,115
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            411,777                      4,119,206

First Trust - S&P Target 24 Portfolio                        1.00%                  751,579        7.30          5,487,305
First Trust - S&P Target 24 Portfolio                        1.25%                    5,532       11.89             65,765
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            757,111                      5,553,070

First Trust - Target Managed VIP Portfolio                   1.00%                1,697,696        8.36         14,200,273
First Trust - Target Managed VIP Portfolio                   1.25%                  476,951       13.20          6,297,076
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,174,647                     20,497,349

First Trust - Technology Portfolio                           1.00%                  435,367        4.76          2,073,039
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            435,367                      2,073,039

First Trust - The Dow DART 10 Portfolio                      1.00%                  517,287        8.02          4,148,342
First Trust - The Dow DART 10 Portfolio                      1.25%                   10,069       12.05            121,317
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            527,356                      4,269,659

First Trust - Value Line Target 25 Portfolio                 1.00%                1,541,426        3.20          4,932,457
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,541,426                      4,932,457

Gartmore - GVIT Developing Markets Portfolio                 0.65%                  979,994        9.63          9,440,590
Gartmore - GVIT Developing Markets Portfolio                 0.90%                    6,956       15.74            109,486
Gartmore - GVIT Developing Markets Portfolio                 1.00%                  559,123        9.40          5,257,699
Gartmore - GVIT Developing Markets Portfolio                 1.25%                  122,136       10.59          1,292,977
Gartmore - GVIT Developing Markets Portfolio                 1.40%               12,075,749        9.12        110,081,377
Gartmore - GVIT Developing Markets Portfolio                 1.50%                   20,956       15.63            327,605
Gartmore - GVIT Developing Markets Portfolio                 1.60%                    1,863       10.90             20,303
Gartmore - GVIT Developing Markets Portfolio                 1.65%                1,763,660       13.60         23,981,203
Gartmore - GVIT Developing Markets Portfolio                 1.75%                      167       15.59              2,606
Gartmore - GVIT Developing Markets Portfolio                 1.90%                  415,864       15.56          6,471,707
Gartmore - GVIT Developing Markets Portfolio                 2.00%                   12,503       15.54            194,352
Gartmore - GVIT Developing Markets Portfolio                 2.15%                   44,993       15.52            698,188
Gartmore - GVIT Developing Markets Portfolio                 2.25%                      843       10.88              9,171
Gartmore - GVIT Developing Markets Portfolio                 2.40%                    1,871       15.47             28,956
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         16,006,678                    157,916,220

INVESCO - VIF Dynamics Fund                                  0.65%                  159,239        8.46          1,347,530
INVESCO - VIF Dynamics Fund                                  0.90%                    3,305       13.27             43,862
INVESCO - VIF Dynamics Fund                                  1.00%                  304,210        8.34          2,536,379
INVESCO - VIF Dynamics Fund                                  1.15%                       77       13.23              1,018
INVESCO - VIF Dynamics Fund                                  1.25%                  137,600        6.22            855,913
INVESCO - VIF Dynamics Fund                                  1.40%                7,609,788        8.20         62,375,515
INVESCO - VIF Dynamics Fund                                  1.50%                   27,792       13.18            366,320
INVESCO - VIF Dynamics Fund                                  1.65%                  889,464        9.61          8,551,828
INVESCO - VIF Dynamics Fund                                  1.75%                    1,003       13.14             13,178
INVESCO - VIF Dynamics Fund                                  1.90%                  634,308       13.12          8,322,909
INVESCO - VIF Dynamics Fund                                  2.00%                    4,848       13.11             63,534
INVESCO - VIF Dynamics Fund                                  2.15%                   38,518       13.08            503,960
INVESCO - VIF Dynamics Fund                                  2.40%                    3,083       13.05             40,224
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          9,813,234                     85,022,169

INVESCO - VIF Financial Services Fund                        0.65%                  153,732       13.81          2,122,678
INVESCO - VIF Financial Services Fund                        0.90%                    4,970       12.75             63,389
INVESCO - VIF Financial Services Fund                        1.00%                  238,104       13.60          3,239,219
INVESCO - VIF Financial Services Fund                        1.25%                   48,538       11.85            575,230
INVESCO - VIF Financial Services Fund                        1.40%                6,109,346       13.37         81,709,424
INVESCO - VIF Financial Services Fund                        1.50%                    9,201       12.67            116,559
INVESCO - VIF Financial Services Fund                        1.65%                  607,265       11.17          6,782,610
INVESCO - VIF Financial Services Fund                        1.75%                    2,426       12.63             30,651
INVESCO - VIF Financial Services Fund                        1.90%                  200,360       12.61          2,526,752
INVESCO - VIF Financial Services Fund                        2.00%                   20,268       12.60            255,315
INVESCO - VIF Financial Services Fund                        2.15%                   50,250       12.58            631,900
INVESCO - VIF Financial Services Fund                        2.25%                    1,378       10.46             14,413
INVESCO - VIF Financial Services Fund                        2.40%                      751       12.54              9,412
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          7,446,589                     98,077,552

INVESCO - VIF Health Sciences Fund                           0.65%                  194,661       12.19          2,372,530
INVESCO - VIF Health Sciences Fund                           0.90%                    2,415       12.06             29,134
INVESCO - VIF Health Sciences Fund                           1.00%                  193,880       12.01          2,328,203
INVESCO - VIF Health Sciences Fund                           1.25%                   59,116       10.68            631,371
INVESCO - VIF Health Sciences Fund                           1.40%                9,461,944       11.81        111,706,050
INVESCO - VIF Health Sciences Fund                           1.50%                   16,675       11.98            199,768
INVESCO - VIF Health Sciences Fund                           1.60%                    1,773       10.87             19,266
INVESCO - VIF Health Sciences Fund                           1.65%                  698,364       10.05          7,021,607
INVESCO - VIF Health Sciences Fund                           1.75%                    2,812       11.95             33,598
INVESCO - VIF Health Sciences Fund                           1.90%                  381,478       11.93          4,549,543
INVESCO - VIF Health Sciences Fund                           2.00%                    2,077       11.91             24,738
INVESCO - VIF Health Sciences Fund                           2.15%                   55,867       11.89            664,374
INVESCO - VIF Health Sciences Fund                           2.25%                    1,330       10.85             14,436
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         11,072,391                    129,594,616

INVESCO - VIF Technology Fund                                0.65%                  226,147        5.17          1,168,085
INVESCO - VIF Technology Fund                                1.00%                  331,934        5.09          1,689,188
INVESCO - VIF Technology Fund                                1.25%                   42,720        3.21            137,266
INVESCO - VIF Technology Fund                                1.40%               17,055,983        5.00         85,328,952
INVESCO - VIF Technology Fund                                1.65%                  578,651        7.87          4,551,443
INVESCO - VIF Technology Fund                                1.90%                    3,695       13.35             49,347
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         18,239,131                     92,924,281

INVESCO - VIF Telecommunications Fund                        0.65%                  144,115        3.32            478,713
INVESCO - VIF Telecommunications Fund                        0.90%                      445       12.56              5,595
INVESCO - VIF Telecommunications Fund                        1.00%                  162,907        3.27            533,153
INVESCO - VIF Telecommunications Fund                        1.25%                   51,179        2.36            120,567
INVESCO - VIF Telecommunications Fund                        1.40%                7,889,659        3.22         25,384,306
INVESCO - VIF Telecommunications Fund                        1.50%                    2,831       12.48             35,320
INVESCO - VIF Telecommunications Fund                        1.65%                  191,663        7.63          1,463,207
INVESCO - VIF Telecommunications Fund                        1.75%                      295       12.44              3,671
INVESCO - VIF Telecommunications Fund                        1.90%                   68,278       12.42            848,056
INVESCO - VIF Telecommunications Fund                        2.00%                    1,742       12.41             21,611
INVESCO - VIF Telecommunications Fund                        2.15%                    8,279       12.39            102,535
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          8,521,392                     28,996,735

Liberty - Asset Allocation VS Fund                           1.00%                2,207,046       12.03         26,543,155
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,207,046                     26,543,155

Liberty - Columbia High Yield VS Fund                        1.00%                  104,701       13.20          1,382,325
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            104,701                      1,382,325

Liberty - Columbia Real Estate Equity VS Fund                1.00%                   42,830       15.09            646,143
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                             42,830                        646,143

Liberty Equity VS Fund                                       1.00%                1,440,181       18.47         26,604,334
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,440,181                     26,604,334

Liberty - Federal Securities VS Fund                         1.00%                  781,490       10.13          7,912,658
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            781,490                      7,912,658

Liberty - Money Market VS Fund                               1.00%                  591,046        9.97          5,895,419
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            591,046                      5,895,419

Liberty - Small Company Growth VS Fund                       1.00%                  151,571       15.03          2,277,895
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            151,571                      2,277,895

ProFunds - VP Asia 30 Fund                                   0.65%                  160,378       12.78          2,050,374
ProFunds - VP Asia 30 Fund                                   0.90%                    1,307       16.14             21,090
ProFunds - VP Asia 30 Fund                                   1.00%                   69,173       12.71            879,159
ProFunds - VP Asia 30 Fund                                   1.25%                   47,272       12.66            598,280
ProFunds - VP Asia 30 Fund                                   1.40%                2,441,338       12.62         30,819,695
ProFunds - VP Asia 30 Fund                                   1.50%                    6,176       16.03             99,018
ProFunds - VP Asia 30 Fund                                   1.65%                  942,605       12.57         11,849,318
ProFunds - VP Asia 30 Fund                                   1.75%                      173       15.99              2,762
ProFunds - VP Asia 30 Fund                                   1.90%                  131,276       15.96          2,095,135
ProFunds - VP Asia 30 Fund                                   2.00%                   10,432       15.94            166,302
ProFunds - VP Asia 30 Fund                                   2.15%                   33,050       15.91            525,973
ProFunds - VP Asia 30 Fund                                   2.25%                    1,873       10.43             19,523
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,845,051                     49,126,629

ProFunds - VP Banks Fund                                     0.65%                   20,188       11.08            223,751
ProFunds - VP Banks Fund                                     0.90%                    3,337       13.01             43,417
ProFunds - VP Banks Fund                                     1.00%                    3,002       11.02             33,073
ProFunds - VP Banks Fund                                     1.25%                    8,886       10.97             97,496
ProFunds - VP Banks Fund                                     1.40%                  341,497       10.94          3,737,478
ProFunds - VP Banks Fund                                     1.50%                    4,576       12.92             59,126
ProFunds - VP Banks Fund                                     1.65%                   93,067       10.90          1,014,257
ProFunds - VP Banks Fund                                     1.90%                   34,962       12.86            449,692
ProFunds - VP Banks Fund                                     2.15%                    6,833       12.83             87,638
ProFunds - VP Banks Fund                                     2.40%                    1,039       12.79             13,288
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            517,386                      5,759,217

ProFunds - VP Basic Materials Fund                           0.65%                  253,494       11.13          2,822,022
ProFunds - VP Basic Materials Fund                           0.90%                    8,846       13.50            119,410
ProFunds - VP Basic Materials Fund                           1.00%                   37,759       11.07            417,881
ProFunds - VP Basic Materials Fund                           1.25%                   53,759       11.02            592,452
ProFunds - VP Basic Materials Fund                           1.40%                2,610,829       10.99         28,699,925
ProFunds - VP Basic Materials Fund                           1.50%                    3,940       13.41             52,827
ProFunds - VP Basic Materials Fund                           1.65%                1,512,864       10.95         16,560,137
ProFunds - VP Basic Materials Fund                           1.90%                  100,189       13.35          1,337,239
ProFunds - VP Basic Materials Fund                           2.00%                    8,054       13.33            107,370
ProFunds - VP Basic Materials Fund                           2.15%                   15,986       13.31            212,762
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,605,719                     50,922,025

ProFunds - VP Bear Fund                                      0.65%                  196,473       10.45          2,052,766
ProFunds - VP Bear Fund                                      0.90%                    1,812        7.58             13,733
ProFunds - VP Bear Fund                                      1.00%                   36,026       10.34            372,520
ProFunds - VP Bear Fund                                      1.25%                   28,299       10.26            290,452
ProFunds - VP Bear Fund                                      1.40%                2,846,064       10.22         29,081,198
ProFunds - VP Bear Fund                                      1.50%                    3,186        7.53             23,988
ProFunds - VP Bear Fund                                      1.65%                1,886,515        8.44         15,924,596
ProFunds - VP Bear Fund                                      1.75%                    2,165        7.51             16,252
ProFunds - VP Bear Fund                                      1.90%                  716,467        7.49          5,369,155
ProFunds - VP Bear Fund                                      2.15%                   36,686        7.47            274,139
ProFunds - VP Bear Fund                                      2.25%                    7,927        9.29             73,664
ProFunds - VP Bear Fund                                      2.40%                   13,622        7.45            101,502
ProFunds - VP Bear Fund                                      2.50%                    7,293        9.29             67,733
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          5,782,535                     53,661,698

ProFunds - VP Biotechnology Fund                             0.65%                   49,177        7.27            357,327
ProFunds - VP Biotechnology Fund                             1.00%                   26,692        7.19            191,942
ProFunds - VP Biotechnology Fund                             1.25%                   20,329        7.14            145,101
ProFunds - VP Biotechnology Fund                             1.40%                1,623,411        7.11         11,535,626
ProFunds - VP Biotechnology Fund                             1.65%                  208,971        9.75          2,037,409
ProFunds - VP Biotechnology Fund                             1.90%                      847       13.53             11,455
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,929,427                     14,278,862

ProFunds - VP Bull Fund                                      0.65%                  404,601       10.01          4,049,435
ProFunds - VP Bull Fund                                      0.90%                    6,640       12.15             80,666
ProFunds - VP Bull Fund                                      1.00%                  875,798        9.95          8,713,904
ProFunds - VP Bull Fund                                      1.25%                  394,427        9.91          3,907,909
ProFunds - VP Bull Fund                                      1.40%                7,676,322        9.88         75,862,424
ProFunds - VP Bull Fund                                      1.50%                   18,458       12.07            222,702
ProFunds - VP Bull Fund                                      1.65%                3,563,562        9.84         35,068,724
ProFunds - VP Bull Fund                                      1.75%                    2,154       12.03             25,916
ProFunds - VP Bull Fund                                      1.90%                  708,248       12.01          8,506,619
ProFunds - VP Bull Fund                                      2.00%                    1,179       12.00             14,143
ProFunds - VP Bull Fund                                      2.15%                   58,349       11.98            698,826
ProFunds - VP Bull Fund                                      2.25%                      427       10.58              4,520
ProFunds - VP Bull Fund                                      2.40%                   10,714       11.94            127,947
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         13,720,881                    137,283,735

ProFunds - VP Consumer Cyclical Fund                         0.65%                   24,982        9.19            229,574
ProFunds - VP Consumer Cyclical Fund                         0.90%                    4,440       11.79             52,354
ProFunds - VP Consumer Cyclical Fund                         1.00%                    9,359        9.14             85,501
ProFunds - VP Consumer Cyclical Fund                         1.25%                   13,935        9.10            126,762
ProFunds - VP Consumer Cyclical Fund                         1.40%                  171,567        9.07          1,556,785
ProFunds - VP Consumer Cyclical Fund                         1.50%                    2,321       11.71             27,177
ProFunds - VP Consumer Cyclical Fund                         1.65%                  136,269        9.04          1,231,264
ProFunds - VP Consumer Cyclical Fund                         1.90%                   30,700       11.66            357,895
ProFunds - VP Consumer Cyclical Fund                         2.15%                    5,655       11.62             65,734
ProFunds - VP Consumer Cyclical Fund                         2.40%                    3,817       11.59             44,241
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            403,045                      3,777,286

ProFunds - VP Consumer Non-Cyclical Fund                     0.65%                   11,486        9.81            112,653
ProFunds - VP Consumer Non-Cyclical Fund                     0.90%                      110       11.64              1,276
ProFunds - VP Consumer Non-Cyclical Fund                     1.00%                   13,561        9.75            132,226
ProFunds - VP Consumer Non-Cyclical Fund                     1.25%                    3,821        9.71             37,103
ProFunds - VP Consumer Non-Cyclical Fund                     1.40%                  135,369        9.68          1,310,998
ProFunds - VP Consumer Non-Cyclical Fund                     1.50%                    1,762       11.56             20,375
ProFunds - VP Consumer Non-Cyclical Fund                     1.65%                   58,425        9.64            563,438
ProFunds - VP Consumer Non-Cyclical Fund                     1.75%                    1,780       11.53             20,515
ProFunds - VP Consumer Non-Cyclical Fund                     1.90%                   12,720       11.51            146,376
ProFunds - VP Consumer Non-Cyclical Fund                     2.00%                      954       11.49             10,971
ProFunds - VP Consumer Non-Cyclical Fund                     2.25%                    4,737       10.67             50,560
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            244,725                      2,406,488

ProFunds - VP Energy Fund                                    0.65%                  336,748        9.26          3,119,628
ProFunds - VP Energy Fund                                    0.90%                    3,159       12.27             38,767
ProFunds - VP Energy Fund                                    1.00%                  209,311        9.17          1,919,043
ProFunds - VP Energy Fund                                    1.25%                   50,155        9.10            456,433
ProFunds - VP Energy Fund                                    1.40%                2,665,622        9.06         24,150,257
ProFunds - VP Energy Fund                                    1.50%                    2,523       12.19             30,753
ProFunds - VP Energy Fund                                    1.65%                1,225,844       10.48         12,846,524
ProFunds - VP Energy Fund                                    1.75%                      239       12.16              2,907
ProFunds - VP Energy Fund                                    1.90%                  114,553       12.14          1,390,142
ProFunds - VP Energy Fund                                    2.00%                    4,007       12.12             48,575
ProFunds - VP Energy Fund                                    2.15%                   25,623       12.10            310,062
ProFunds - VP Energy Fund                                    2.40%                    2,434       12.07             29,367
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,640,216                     44,342,460

ProFunds - VP Europe 30 Fund                                 0.65%                  413,959        8.14          3,369,382
ProFunds - VP Europe 30 Fund                                 0.90%                    4,594       13.35             61,318
ProFunds - VP Europe 30 Fund                                 1.00%                  102,573        8.02            822,573
ProFunds - VP Europe 30 Fund                                 1.25%                   75,543        7.00            528,660
ProFunds - VP Europe 30 Fund                                 1.40%                9,921,296        7.88         78,219,357
ProFunds - VP Europe 30 Fund                                 1.50%                    2,495       13.26             33,076
ProFunds - VP Europe 30 Fund                                 1.65%                2,116,400       10.83         22,911,011
ProFunds - VP Europe 30 Fund                                 1.90%                  158,208       13.20          2,087,973
ProFunds - VP Europe 30 Fund                                 2.00%                   13,365       13.18            176,182
ProFunds - VP Europe 30 Fund                                 2.15%                   40,636       13.16            534,776
ProFunds - VP Europe 30 Fund                                 2.25%                    3,060       11.09             33,935
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         12,852,129                    108,778,242

ProFunds - VP Financial Fund                                 0.65%                   28,956       10.06            291,283
ProFunds - VP Financial Fund                                 0.90%                       84       12.59              1,061
ProFunds - VP Financial Fund                                 1.00%                   24,316        9.96            242,078
ProFunds - VP Financial Fund                                 1.25%                   32,283        9.88            319,017
ProFunds - VP Financial Fund                                 1.40%                1,055,518        9.84         10,383,945
ProFunds - VP Financial Fund                                 1.50%                    3,980       12.51             49,789
ProFunds - VP Financial Fund                                 1.65%                  398,159       11.23          4,471,266
ProFunds - VP Financial Fund                                 1.75%                      388       12.47              4,838
ProFunds - VP Financial Fund                                 1.90%                  134,420       12.45          1,673,909
ProFunds - VP Financial Fund                                 2.00%                    1,060       12.44             13,182
ProFunds - VP Financial Fund                                 2.15%                   27,402       12.42            340,256
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,706,565                     17,790,626

ProFunds - VP Healthcare Fund                                0.65%                   57,417        8.44            484,587
ProFunds - VP Healthcare Fund                                0.90%                       89       11.18                995
ProFunds - VP Healthcare Fund                                1.00%                   26,046        8.35            217,552
ProFunds - VP Healthcare Fund                                1.25%                   23,591        8.29            195,592
ProFunds - VP Healthcare Fund                                1.40%                1,510,258        8.25         12,465,347
ProFunds - VP Healthcare Fund                                1.50%                   11,578       11.10            128,531
ProFunds - VP Healthcare Fund                                1.65%                  707,449        9.17          6,486,810
ProFunds - VP Healthcare Fund                                1.75%                      402       11.07              4,451
ProFunds - VP Healthcare Fund                                1.90%                  244,228       11.05          2,698,956
ProFunds - VP Healthcare Fund                                2.00%                    1,969       11.04             21,733
ProFunds - VP Healthcare Fund                                2.15%                   56,392       11.02            621,410
ProFunds - VP Healthcare Fund                                2.40%                    2,123       10.99             23,330
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,641,542                     23,349,294

ProFunds - VP Industrial Fund                                0.65%                   41,864       10.18            426,255
ProFunds - VP Industrial Fund                                0.90%                    2,980       13.00             38,733
ProFunds - VP Industrial Fund                                1.00%                   66,394       10.12            672,049
ProFunds - VP Industrial Fund                                1.25%                   11,186       10.08            112,749
ProFunds - VP Industrial Fund                                1.40%                  690,803       10.05          6,945,269
ProFunds - VP Industrial Fund                                1.50%                    3,639       12.91             46,974
ProFunds - VP Industrial Fund                                1.65%                  318,339       10.01          3,187,023
ProFunds - VP Industrial Fund                                1.90%                   20,601       12.85            264,747
ProFunds - VP Industrial Fund                                2.15%                    4,507       12.81             57,759
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,160,314                     11,751,557

ProFunds - VP Internet Fund                                  0.65%                   54,786       15.25            835,633
ProFunds - VP Internet Fund                                  1.00%                    7,564       15.16            114,700
ProFunds - VP Internet Fund                                  1.25%                    8,287       15.10            125,133
ProFunds - VP Internet Fund                                  1.40%                  707,697       15.06         10,658,710
ProFunds - VP Internet Fund                                  1.65%                  206,876       15.00          3,102,635
ProFunds - VP Internet Fund                                  1.90%                    1,210       16.67             20,179
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            986,421                     14,856,990

ProFunds - VP Japan Fund                                     0.65%                   64,887        9.18            595,628
ProFunds - VP Japan Fund                                     0.90%                    2,038       12.85             26,190
ProFunds - VP Japan Fund                                     1.00%                   42,857        9.13            391,096
ProFunds - VP Japan Fund                                     1.25%                   28,579        9.09            259,704
ProFunds - VP Japan Fund                                     1.40%                2,077,940        9.06         18,834,777
ProFunds - VP Japan Fund                                     1.50%                    7,868       12.76            100,404
ProFunds - VP Japan Fund                                     1.65%                  426,718        9.03          3,851,502
ProFunds - VP Japan Fund                                     1.90%                   76,553       12.70            972,527
ProFunds - VP Japan Fund                                     2.00%                    1,883       12.69             23,898
ProFunds - VP Japan Fund                                     2.15%                   10,769       12.67            136,424
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,740,092                     25,192,150

ProFunds - VP Mid-Cap Growth Fund                            0.65%                  150,991        9.85          1,487,543
ProFunds - VP Mid-Cap Growth Fund                            0.90%                      724       12.46              9,017
ProFunds - VP Mid-Cap Growth Fund                            1.00%                   31,184        9.79            305,419
ProFunds - VP Mid-Cap Growth Fund                            1.25%                   24,107        9.75            235,108
ProFunds - VP Mid-Cap Growth Fund                            1.40%                3,105,446        9.73         30,209,887
ProFunds - VP Mid-Cap Growth Fund                            1.50%                   17,202       12.38            212,884
ProFunds - VP Mid-Cap Growth Fund                            1.65%                1,009,867        9.69          9,782,512
ProFunds - VP Mid-Cap Growth Fund                            1.90%                  295,528       12.32          3,640,624
ProFunds - VP Mid-Cap Growth Fund                            2.00%                    2,028       12.31             24,956
ProFunds - VP Mid-Cap Growth Fund                            2.15%                   47,141       12.28            579,083
ProFunds - VP Mid-Cap Growth Fund                            2.25%                    3,933       10.24             40,286
ProFunds - VP Mid-Cap Growth Fund                            2.40%                    1,274       12.25             15,602
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,689,426                     46,542,921

ProFunds - VP Mid-Cap Value Fund                             0.65%                  192,966       10.41          2,008,027
ProFunds - VP Mid-Cap Value Fund                             1.00%                   97,167       10.35          1,005,198
ProFunds - VP Mid-Cap Value Fund                             1.25%                   59,964       10.30            617,721
ProFunds - VP Mid-Cap Value Fund                             1.40%                2,348,166       10.28         24,128,311
ProFunds - VP Mid-Cap Value Fund                             1.50%                   18,261       13.46            245,839
ProFunds - VP Mid-Cap Value Fund                             1.65%                1,455,513       10.23         14,892,801
ProFunds - VP Mid-Cap Value Fund                             1.90%                  462,172       13.40          6,193,924
ProFunds - VP Mid-Cap Value Fund                             2.00%                    4,164       13.39             55,740
ProFunds - VP Mid-Cap Value Fund                             2.15%                   99,189       13.36          1,325,524
ProFunds - VP Mid-Cap Value Fund                             2.25%                    3,516       10.77             37,853
ProFunds - VP Mid-Cap Value Fund                             2.40%                      916       13.33             12,204
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,741,994                     50,523,142

ProFunds - VP OTC Fund                                       0.65%                  729,288        5.16          3,765,386
ProFunds - VP OTC Fund                                       0.90%                    2,703       13.63             36,832
ProFunds - VP OTC Fund                                       1.00%                  529,884        5.11          2,707,527
ProFunds - VP OTC Fund                                       1.25%                  257,947        5.07          1,308,248
ProFunds - VP OTC Fund                                       1.40%               18,325,679        5.05         92,527,066
ProFunds - VP OTC Fund                                       1.50%                   12,607       13.54            170,649
ProFunds - VP OTC Fund                                       1.65%                4,445,234        9.32         41,412,814
ProFunds - VP OTC Fund                                       1.75%                    4,836       13.50             65,274
ProFunds - VP OTC Fund                                       1.90%                  810,005       13.47         10,914,255
ProFunds - VP OTC Fund                                       2.00%                    5,378       13.46             72,378
ProFunds - VP OTC Fund                                       2.15%                   34,480       13.44            463,276
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         25,158,040                    153,443,704

ProFunds - VP Pharmaceuticals Fund                           0.65%                   81,004        9.04            732,157
ProFunds - VP Pharmaceuticals Fund                           1.00%                   64,585        8.99            580,325
ProFunds - VP Pharmaceuticals Fund                           1.25%                   24,743        8.95            221,393
ProFunds - VP Pharmaceuticals Fund                           1.40%                  782,830        8.92          6,986,660
ProFunds - VP Pharmaceuticals Fund                           1.50%                    6,951       10.02             69,619
ProFunds - VP Pharmaceuticals Fund                           1.60%                      955       10.65             10,170
ProFunds - VP Pharmaceuticals Fund                           1.65%                  266,978        8.89          2,372,673
ProFunds - VP Pharmaceuticals Fund                           1.90%                   77,105        9.97            768,782
ProFunds - VP Pharmaceuticals Fund                           2.00%                    2,871        9.96             28,588
ProFunds - VP Pharmaceuticals Fund                           2.15%                    6,346        9.94             63,089
ProFunds - VP Pharmaceuticals Fund                           2.40%                    1,646        9.91             16,323
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,316,013                     11,849,779

ProFunds - VP Precious Metals Fund                           0.65%                  315,457       13.52          4,263,570
ProFunds - VP Precious Metals Fund                           0.90%                    2,292       15.61             35,791
ProFunds - VP Precious Metals Fund                           1.00%                  135,133       13.44          1,815,680
ProFunds - VP Precious Metals Fund                           1.25%                   89,687       13.38          1,199,987
ProFunds - VP Precious Metals Fund                           1.40%                3,303,737       13.35         44,091,058
ProFunds - VP Precious Metals Fund                           1.50%                    6,099       15.51             94,583
ProFunds - VP Precious Metals Fund                           1.65%                1,329,806       13.29         17,672,428
ProFunds - VP Precious Metals Fund                           1.75%                      158       15.46              2,442
ProFunds - VP Precious Metals Fund                           1.90%                  390,896       15.44          6,034,316
ProFunds - VP Precious Metals Fund                           2.15%                   44,664       15.39            687,520
ProFunds - VP Precious Metals Fund                           2.40%                    1,458       15.35             22,380
ProFunds - VP Precious Metals Fund                           2.50%                   23,284       11.55            268,895
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          5,642,672                     76,188,651

ProFunds - VP Real Estate Fund                               0.65%                  116,140       14.25          1,654,957
ProFunds - VP Real Estate Fund                               0.90%                      248       13.48              3,347
ProFunds - VP Real Estate Fund                               1.00%                   33,152       14.10            467,531
ProFunds - VP Real Estate Fund                               1.25%                   18,355       14.00            256,933
ProFunds - VP Real Estate Fund                               1.40%                1,753,690       13.94         24,439,035
ProFunds - VP Real Estate Fund                               1.50%                    5,332       13.39             71,397
ProFunds - VP Real Estate Fund                               1.65%                  462,906       12.91          5,976,513
ProFunds - VP Real Estate Fund                               1.75%                      850       13.35             11,347
ProFunds - VP Real Estate Fund                               1.90%                  136,941       13.33          1,825,315
ProFunds - VP Real Estate Fund                               2.00%                    3,835       13.31             51,065
ProFunds - VP Real Estate Fund                               2.15%                   32,970       13.29            438,208
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,564,420                     35,195,649

ProFunds - VP Rising Rates Opportunity Fund                  0.65%                  217,316        7.69          1,670,965
ProFunds - VP Rising Rates Opportunity Fund                  0.90%                    6,919        9.22             63,814
ProFunds - VP Rising Rates Opportunity Fund                  1.00%                   47,076        7.64            359,843
ProFunds - VP Rising Rates Opportunity Fund                  1.25%                   78,428        7.61            596,972
ProFunds - VP Rising Rates Opportunity Fund                  1.40%                2,570,189        7.59         19,513,974
ProFunds - VP Rising Rates Opportunity Fund                  1.50%                   31,892        9.16            292,149
ProFunds - VP Rising Rates Opportunity Fund                  1.65%                1,817,924        7.56         13,744,112
ProFunds - VP Rising Rates Opportunity Fund                  1.75%                    1,988        9.13             18,157
ProFunds - VP Rising Rates Opportunity Fund                  1.90%                  445,486        9.12          4,062,423
ProFunds - VP Rising Rates Opportunity Fund                  2.00%                    4,991        9.11             45,462
ProFunds - VP Rising Rates Opportunity Fund                  2.15%                   82,598        9.09            751,071
ProFunds - VP Rising Rates Opportunity Fund                  2.40%                   10,876        9.07             98,612
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          5,315,681                     41,217,552

ProFunds - VP Semiconductor Fund                             0.65%                   51,652        9.67            499,684
ProFunds - VP Semiconductor Fund                             1.00%                   16,928        9.62            162,801
ProFunds - VP Semiconductor Fund                             1.25%                   17,621        9.58            168,745
ProFunds - VP Semiconductor Fund                             1.40%                1,401,488        9.55         13,387,328
ProFunds - VP Semiconductor Fund                             1.65%                  423,958        9.51          4,032,600
ProFunds - VP Semiconductor Fund                             1.90%                    3,475       15.93             55,344
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,915,121                     18,306,502

ProFunds - VP Short OTC Fund                                 0.65%                  164,801        6.90          1,136,835
ProFunds - VP Short OTC Fund                                 0.90%                    3,522        6.49             22,857
ProFunds - VP Short OTC Fund                                 1.00%                   48,889        6.86            335,269
ProFunds - VP Short OTC Fund                                 1.25%                   40,617        6.83            277,365
ProFunds - VP Short OTC Fund                                 1.40%                2,407,843        6.81         16,401,130
ProFunds - VP Short OTC Fund                                 1.50%                   10,811        6.45             69,692
ProFunds - VP Short OTC Fund                                 1.65%                1,535,439        6.78         10,414,517
ProFunds - VP Short OTC Fund                                 1.90%                  196,526        6.42          1,261,127
ProFunds - VP Short OTC Fund                                 2.15%                   20,167        6.40            129,043
ProFunds - VP Short OTC Fund                                 2.25%                    7,708        9.49             73,144
ProFunds - VP Short OTC Fund                                 2.40%                   16,907        6.38            107,876
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          4,453,229                     30,228,856

ProFunds - VP Small-Cap Growth Fund                          0.65%                  184,649       10.34          1,908,692
ProFunds - VP Small-Cap Growth Fund                          0.90%                    3,412       13.20             45,040
ProFunds - VP Small-Cap Growth Fund                          1.00%                  162,123       10.28          1,666,001
ProFunds - VP Small-Cap Growth Fund                          1.15%                    3,708       13.16             48,810
ProFunds - VP Small-Cap Growth Fund                          1.25%                   65,882       10.23            674,160
ProFunds - VP Small-Cap Growth Fund                          1.40%                8,727,145       10.21         89,077,430
ProFunds - VP Small-Cap Growth Fund                          1.50%                   24,983       13.11            327,566
ProFunds - VP Small-Cap Growth Fund                          1.65%                3,868,951       10.16         39,323,264
ProFunds - VP Small-Cap Growth Fund                          1.75%                    4,774       13.07             62,410
ProFunds - VP Small-Cap Growth Fund                          1.90%                1,289,398       13.05         16,829,234
ProFunds - VP Small-Cap Growth Fund                          2.00%                   21,997       13.04            286,775
ProFunds - VP Small-Cap Growth Fund                          2.15%                  210,595       13.01          2,740,863
ProFunds - VP Small-Cap Growth Fund                          2.25%                    2,529       10.44             26,403
ProFunds - VP Small-Cap Growth Fund                          2.40%                   30,164       12.98            391,460
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         14,600,310                    153,408,108

ProFunds - VP Small-Cap Value Fund                           0.65%                  346,508        9.55          3,309,868
ProFunds - VP Small-Cap Value Fund                           0.90%                    4,650       13.56             63,054
ProFunds - VP Small-Cap Value Fund                           1.00%                  170,053        9.50          1,614,812
ProFunds - VP Small-Cap Value Fund                           1.25%                  105,751        9.46            999,984
ProFunds - VP Small-Cap Value Fund                           1.40%                7,690,089        9.43         72,532,820
ProFunds - VP Small-Cap Value Fund                           1.50%                   27,349       13.47            368,335
ProFunds - VP Small-Cap Value Fund                           1.65%                5,144,632        9.39         48,318,974
ProFunds - VP Small-Cap Value Fund                           1.75%                    4,300       13.43             57,748
ProFunds - VP Small-Cap Value Fund                           1.90%                1,218,990       13.41         16,342,877
ProFunds - VP Small-Cap Value Fund                           2.00%                   24,769       13.39            331,692
ProFunds - VP Small-Cap Value Fund                           2.15%                  207,523       13.37          2,774,319
ProFunds - VP Small-Cap Value Fund                           2.25%                    4,223       10.67             45,060
ProFunds - VP Small-Cap Value Fund                           2.40%                   28,687       13.33            382,415
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         14,977,525                    147,141,957

ProFunds - VP Technology Fund                                0.65%                   83,329        5.09            423,971
ProFunds - VP Technology Fund                                1.00%                   31,769        5.04            159,967
ProFunds - VP Technology Fund                                1.25%                   74,180        5.00            370,744
ProFunds - VP Technology Fund                                1.40%                3,100,820        4.98         15,428,228
ProFunds - VP Technology Fund                                1.65%                  497,972        8.66          4,314,135
ProFunds - VP Technology Fund                                1.90%                    6,845       13.30             91,049
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,794,916                     20,788,095

ProFunds - VP Telecommunications Fund                        0.65%                   56,454        4.49            253,644
ProFunds - VP Telecommunications Fund                        0.90%                      128       10.20              1,300
ProFunds - VP Telecommunications Fund                        1.00%                   25,158        4.45            111,864
ProFunds - VP Telecommunications Fund                        1.25%                   30,179        4.41            133,196
ProFunds - VP Telecommunications Fund                        1.40%                  787,450        4.39          3,459,880
ProFunds - VP Telecommunications Fund                        1.50%                    4,026       10.13             40,775
ProFunds - VP Telecommunications Fund                        1.65%                  398,350        7.21          2,870,907
ProFunds - VP Telecommunications Fund                        1.75%                      334       10.10              3,374
ProFunds - VP Telecommunications Fund                        1.90%                   47,283       10.08            476,679
ProFunds - VP Telecommunications Fund                        2.15%                   13,783       10.05            138,560
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,363,145                      7,490,179

ProFunds - VP U.S. Government Plus Fund                      0.65%                  186,404       11.27          2,100,052
ProFunds - VP U.S. Government Plus Fund                      1.00%                   23,280       11.20            260,739
ProFunds - VP U.S. Government Plus Fund                      1.25%                   20,058       11.15            223,708
ProFunds - VP U.S. Government Plus Fund                      1.40%                2,033,836       11.12         22,625,714
ProFunds - VP U.S. Government Plus Fund                      1.50%                    6,691        9.79             65,504
ProFunds - VP U.S. Government Plus Fund                      1.65%                  731,470       11.08          8,103,003
ProFunds - VP U.S. Government Plus Fund                      1.75%                      818        9.76              7,982
ProFunds - VP U.S. Government Plus Fund                      1.90%                  291,892        9.75          2,844,613
ProFunds - VP U.S. Government Plus Fund                      2.00%                   14,956        9.73            145,582
ProFunds - VP U.S. Government Plus Fund                      2.15%                   32,854        9.72            319,266
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,342,258                     36,696,161

ProFund VP UltraBull                                         0.65%                  327,838        7.26          2,378,778
ProFund VP UltraBull                                         1.00%                  150,978        7.18          1,084,233
ProFund VP UltraBull                                         1.25%                   56,257        7.13            400,988
ProFund VP UltraBull                                         1.40%                5,798,604        7.10         41,146,035
ProFund VP UltraBull                                         1.65%                1,431,345       10.20         14,604,056
ProFund VP UltraBull                                         1.90%                    1,432       14.42             20,659
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          7,766,455                     59,634,749

ProFunds - VP Ultra Mid-Cap Fund                             0.65%                   91,098        9.71            884,893
ProFunds - VP Ultra Mid-Cap Fund                             0.90%                      180       16.65              3,004
ProFunds - VP Ultra Mid-Cap Fund                             1.00%                   23,808        9.66            229,905
ProFunds - VP Ultra Mid-Cap Fund                             1.25%                   34,556        9.62            332,292
ProFunds - VP Ultra Mid-Cap Fund                             1.40%                2,335,072        9.59         22,396,916
ProFunds - VP Ultra Mid-Cap Fund                             1.50%                    5,328       16.53             88,094
ProFunds - VP Ultra Mid-Cap Fund                             1.65%                1,112,311        9.55         10,623,671
ProFunds - VP Ultra Mid-Cap Fund                             1.75%                    1,873       16.49             30,883
ProFunds - VP Ultra Mid-Cap Fund                             1.90%                  136,523       16.46          2,247,003
ProFunds - VP Ultra Mid-Cap Fund                             2.00%                    3,746       16.44             61,581
ProFunds - VP Ultra Mid-Cap Fund                             2.15%                   88,028       16.41          1,444,705
ProFunds - VP Ultra Mid-Cap Fund                             2.40%                      557       16.37              9,119
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,833,081                     38,352,066

ProFunds - VP Ultra OTC Fund                                 0.65%                1,640,765        1.21          1,978,341
ProFunds - VP Ultra OTC Fund                                 1.00%                  947,879        1.19          1,125,984
ProFunds - VP Ultra OTC Fund                                 1.25%                  890,270        0.77            685,702
ProFunds - VP Ultra OTC Fund                                 1.40%               70,502,464        1.17         82,326,434
ProFunds - VP Ultra OTC Fund                                 1.65%                3,410,589        7.03         23,971,570
ProFunds - VP Ultra OTC Fund                                 1.90%                    5,905       17.30            102,153
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                         77,397,873                    110,190,184

ProFunds - VP Ultra Small-Cap Fund                           0.65%                  258,143        9.61          2,480,945
ProFunds - VP Ultra Small-Cap Fund                           1.00%                   62,351        9.47            590,400
ProFunds - VP Ultra Small-Cap Fund                           1.25%                   60,051        9.49            569,865
ProFunds - VP Ultra Small-Cap Fund                           1.40%                6,332,095        9.31         58,944,611
ProFunds - VP Ultra Small-Cap Fund                           1.65%                1,702,558       12.04         20,495,253
ProFunds - VP Ultra Small-Cap Fund                           1.90%                   13,082       19.43            254,182
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          8,428,281                     83,335,256

ProFunds - VP Utilities Fund                                 0.65%                   88,248        7.45            657,726
ProFunds - VP Utilities Fund                                 0.90%                       92       12.78              1,170
ProFunds - VP Utilities Fund                                 1.00%                  100,385        7.38            740,460
ProFunds - VP Utilities Fund                                 1.25%                   18,902        7.32            138,394
ProFunds - VP Utilities Fund                                 1.40%                1,889,169        7.29         13,769,939
ProFunds - VP Utilities Fund                                 1.50%                    7,430       12.69             94,288
ProFunds - VP Utilities Fund                                 1.65%                  618,427        9.34          5,779,059
ProFunds - VP Utilities Fund                                 1.75%                    2,920       12.65             36,951
ProFunds - VP Utilities Fund                                 1.90%                   93,690       12.63          1,183,582
ProFunds - VP Utilities Fund                                 2.00%                    8,137       12.62            102,672
ProFunds - VP Utilities Fund                                 2.15%                   10,588       12.60            133,374
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,837,987                     22,637,616

Prudential - SP Jennison International Growth Portfolio      0.65%                   52,749        7.87            415,239
Prudential - SP Jennison International Growth Portfolio      1.00%                  105,148        7.80            819,966
Prudential - SP Jennison International Growth Portfolio      1.25%                   18,435        7.75            142,790
Prudential - SP Jennison International Growth Portfolio      1.40%                1,852,899        7.71         14,293,914
Prudential - SP Jennison International Growth Portfolio      1.50%                    7,263       13.15             95,500
Prudential - SP Jennison International Growth Portfolio      1.65%                  516,764       10.97          5,667,672
Prudential - SP Jennison International Growth Portfolio      1.75%                        7       13.11                 95
Prudential - SP Jennison International Growth Portfolio      1.85%                      636       10.69              6,796
Prudential - SP Jennison International Growth Portfolio      1.90%                  115,375       13.09          1,510,059
Prudential - SP Jennison International Growth Portfolio      2.00%                    6,338       13.07             82,861
Prudential - SP Jennison International Growth Portfolio      2.15%                    5,912       13.05             77,152
Prudential - SP Jennison International Growth Portfolio      2.25%                   23,909        7.54            180,228
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,705,434                     23,292,272

Rydex - Nova Fund                                            0.65%                   50,893        5.77            293,855
Rydex - Nova Fund                                            1.00%                   96,668        5.68            549,028
Rydex - Nova Fund                                            1.40%                1,903,565        5.57         10,608,915
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,051,127                     11,451,799

Rydex - OTC Fund                                             0.65%                   92,804        5.95            552,540
Rydex - OTC Fund                                             1.00%                  215,109        5.86          1,259,798
Rydex - OTC Fund                                             1.25%                    4,672        3.89             18,170
Rydex - OTC Fund                                             1.40%                8,415,339        5.75         48,358,225
Rydex - OTC Fund                                             1.65%                    8,841       13.39            118,344
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          8,736,764                     50,307,077

Rydex - Ursa Fund                                            1.00%                    4,023       11.08             44,595
Rydex - Ursa Fund                                            1.40%                  182,396       10.88          1,983,809
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            186,419                      2,028,404

WFVT - Asset Allocation Fund                                 1.40%                7,182,341       20.98        150,698,424
WFVT - Asset Allocation Fund                                 1.65%                   62,075       11.79            731,630
WFVT - Asset Allocation Fund                                 1.90%                      701       11.75              8,241
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          7,245,117                    151,438,296

WFVT - Equity Income Fund                                    0.65%                   16,761       16.10            269,836
WFVT - Equity Income Fund                                    0.90%                      163       12.40              2,021
WFVT - Equity Income Fund                                    1.00%                   14,745       15.92            234,717
WFVT - Equity Income Fund                                    1.25%                   10,586       15.79            167,169
WFVT - Equity Income Fund                                    1.40%                1,662,799        9.28         15,434,080
WFVT - Equity Income Fund                                    1.50%                   17,889       12.32            220,340
WFVT - Equity Income Fund                                    1.65%                  314,757       10.23          3,221,511
WFVT - Equity Income Fund                                    1.75%                    1,089       12.28             13,381
WFVT - Equity Income Fund                                    1.90%                  251,071       12.26          3,078,474
WFVT - Equity Income Fund                                    2.00%                    5,900       12.25             72,257
WFVT - Equity Income Fund                                    2.15%                   15,983       12.23            195,409
WFVT - Equity Income Fund                                    2.25%                   15,958       15.29            243,938
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,327,701                     23,153,132

WFVT - Equity Value Fund                                     0.65%                   44,932        8.54            383,610
WFVT - Equity Value Fund                                     1.00%                  104,929        8.37            878,082
WFVT - Equity Value Fund                                     1.25%                    1,838        9.10             16,721
WFVT - Equity Value Fund                                     1.40%                2,459,198        8.18         20,112,246
WFVT - Equity Value Fund                                     1.65%                   30,911       12.32            380,770
WFVT - Equity Value Fund                                     2.25%                    2,290        8.77             20,087
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,644,097                     21,791,517

WFVT - Growth Fund                                           1.40%                2,364,830       16.78         39,674,520
WFVT - Growth Fund                                           1.65%                    8,938       11.65            104,139
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,373,768                     39,778,658

WFVT - International Equity Fund                             1.40%                  279,250        7.26          2,026,682
WFVT - International Equity Fund                             1.65%                   30,093       12.71            382,353
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            309,343                      2,409,034

WFVT - Large Company Growth Fund                             1.40%                1,782,698        8.10         14,436,911
WFVT - Large Company Growth Fund                             1.65%                   94,737       11.63          1,101,560
WFVT - Large Company Growth Fund                             1.90%                    1,333       11.59             15,456
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          1,878,768                     15,553,927

WFVT - Money Market Fund                                     1.40%                3,675,623       12.70         46,686,695
WFVT - Money Market Fund                                     1.65%                    2,759        9.88             27,250
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          3,678,382                     46,713,945

WFVT - Small-Cap Growth Fund                                 1.40%                  707,027        8.02          5,668,505
WFVT - Small-Cap Growth Fund                                 1.65%                   27,988       13.63            381,414
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                            735,016                      6,049,919

WFVT Total Return Bond Fund                                  1.40%                1,997,666       13.00         25,963,020
WFVT Total Return Bond Fund                                  1.65%                   29,473       10.89            320,950
WFVT Total Return Bond Fund                                  1.90%                       89       10.86                971
                                                                            ----------------            -------------------
                                                                            ----------------            -------------------
Subtotal                                                                          2,027,228                     26,284,941

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Alger All-Cap                AST - Alliance/Bernstein          AST - Alliance                       AST - Alliance                             AST - American Century               AST - American Century                AST - American Century
                                                        Growth                                    Growth + Value                   Growth                                   Growth & Income                      Income and Growth                  International Growth I                  Strategic Balanced
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               90,192,770       125,442,916           4,327,328        3,351,836          24,257,897        29,478,257          59,063,804       63,123,316          25,314,302        27,386,278          36,674,213       37,487,425          14,602,198        14,369,895
 Units Purchased                                          3,335,776         1,691,286           1,556,220          597,741           2,068,782         1,311,031          19,474,991        3,287,472           2,395,661         1,050,429           2,650,695        2,055,849           2,193,607           552,328
 Units Transferred Between Sub-accounts                    (261,210)      (26,742,462)          1,749,537         (236,370)         (3,144,505)       (5,927,674)         22,645,436      (10,422,596)           (896,023)       (2,307,245)         (4,248,211)      (3,872,926)          2,170,966          (361,022)
 Units Surrendered                                      (11,945,500)      (14,919,057)           (949,580)        (585,107)         (3,324,265)       (3,451,230)        (10,979,120)      (8,830,763)         (3,153,148)       (3,447,815)         (4,792,249)      (4,824,655)         (2,088,686)       (1,746,163)
 Units Transferred Due to Consolidation                                     4,720,087                            1,199,229                             2,847,513                           11,906,375                             2,632,655                            5,828,518                             1,787,160
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     81,321,836        90,192,770           6,683,505        4,327,328          19,857,909        24,257,897          90,205,111       59,063,804          23,660,792        25,314,302          30,284,448       36,674,213          16,878,085        14,602,198
                                                   ===================================   ==================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Cohen & Steers              AST - DeAm                           AST - DeAm                            AST - DeAm                               AST - DeAm Large-Cap                 AST - DeAm Large-Cap                  AST - DeAm Small-Cap
                                                     Real Estate                               Bond                                   Global Allocation                   International Equity                Growth                                Value                                Growth
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended      *May 1 thru          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               16,394,387        12,268,426           2,101,991                -          19,851,420        26,641,422          11,076,317       13,627,264           1,240,744                 -           5,640,550        4,575,558          46,270,883        60,703,791
 Units Purchased                                          2,726,933           900,646             961,949          230,604             788,312           545,958             857,890          430,972           1,008,514           126,429           1,252,111          636,879           1,809,546         1,034,403
 Units Transferred Between Sub-accounts                   3,495,264         2,748,641            (813,232)       1,473,393          (1,949,907)       (5,436,042)          1,562,816       (2,391,356)          1,354,131           966,533           1,079,955          292,111           1,399,390       (10,468,662)
 Units Surrendered                                       (2,749,362)       (1,783,747)           (393,998)         (88,631)         (2,848,807)       (3,529,203)         (1,431,577)      (1,435,264)           (360,272)          (71,863)           (956,541)        (777,354)         (6,401,638)       (7,267,609)
 Units Transferred Due to Consolidation                                     2,260,422                              486,624                             1,629,285                              844,701                               219,646                              913,356                             2,268,960
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     19,867,222        16,394,387           1,856,710        2,101,991          15,841,018        19,851,420          12,065,446       11,076,317           3,243,117         1,240,744           7,016,075        5,640,550          43,078,181        46,270,883
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - DeAm Small-Cap                    AST - Federated                    AST - Federated High                 AST - Gabelli All-Cap               AST - Gabelli Small-Cap                 AST - Goldman Sachs                  AST - Goldman Sachs
                                                        Value                                    Aggressive Growth               Yield Bond                              Value                                Value                                   Concentrated Growth                     Mid-Cap Growth
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                1,070,115                 -           7,054,451        6,499,066          47,108,149        39,130,467          14,512,425       14,934,570          40,876,983        35,483,530          60,039,938       84,116,221          18,856,270        17,045,776
 Units Purchased                                          1,139,331           101,217           5,770,275          570,705          10,611,161         2,065,442           2,172,624          982,082          11,157,879         2,581,866           2,193,774        1,319,237           6,649,251         1,828,684
 Units Transferred Between Sub-accounts                   2,291,309           665,658           7,239,886         (183,185)         12,210,245         3,197,142           2,738,631       (2,060,226)          4,182,079          (500,593)         (4,989,646)     (20,718,829)          8,348,105           955,556
 Units Surrendered                                         (365,094)          (63,125)         (2,367,899)        (762,257)         (8,651,288)       (5,135,595)         (2,394,390)      (1,738,390)         (6,651,648)       (4,206,621)         (7,375,954)      (9,067,476)         (3,389,027)       (2,297,162)
 Units Transferred Due to Consolidation                                       366,365                              930,121                             7,850,694                            2,394,390                             7,518,801                            4,390,785                             1,323,415
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      4,135,661         1,070,115          17,696,713        7,054,451          61,278,267        47,108,149          17,029,290       14,512,425          49,565,293        40,876,983          49,868,112       60,039,938          30,464,599        18,856,270
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Goldman Sachs             AST - Invesco                        AST - Kinetics                               AST - Lord Abbett              AST - Marsico                               AST - MFS Global                      AST - MFS Growth
                                                            Small-Cap Value                       Capital Income                  Internet                                   Bond Debenture                        Capital Growth                  Equity
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Jan. 1 thru          Year Ended       Year Ended          Year Ended        Year Ended         Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003    May 3, 2002**       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               22,931,650        26,220,860          41,317,234       48,595,962                    -          389,350          16,189,211        5,506,982           96,160,163       85,895,802           7,511,785        5,806,567          90,640,344       117,716,242
 Units Purchased                                            761,539         1,226,525           2,026,825        1,174,607                    -           12,648           6,730,154        1,618,915           30,300,249        5,168,915           1,402,123          756,448           6,703,166         2,867,287
 Units Transferred Between Sub-accounts                  (2,958,317)       (3,784,317)         (3,256,825)      (6,438,998)                   -         (390,629)          9,396,277        5,479,174           15,152,584        2,061,974           2,384,124          409,846          (2,717,213)      (19,830,845)
 Units Surrendered                                       (2,734,407)       (3,696,376)         (5,455,550)      (5,770,255)                   -          (11,369)         (3,151,188)        (994,802)         (17,235,027)     (10,471,108)         (1,294,875)        (974,567)        (12,575,318)      (14,919,298)
 Units Transferred Due to Consolidation                                     2,964,958                            3,755,919                    -                0                            4,578,943                            13,504,579                            1,513,490                             4,806,959
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     18,000,465        22,931,650          34,631,684       41,317,234                    -                0          29,164,454       16,189,211          124,377,969       96,160,163          10,003,157        7,511,785          82,050,979        90,640,344
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - MFS Growth                    AST - Money Market                 AST - Neuberger & Berman             AST - Neuberger & Berman                AST - PBHG Small-Cap                 AST - PIMCO Limited                    AST - PIMCO Total
                                                     with Income                                                                        Mid-Cap Growth                       Mid-Cap Value                    Growth                            Maturity Bond                         Return Bond
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               12,733,020        11,896,688         214,020,495      184,612,059          22,949,001        25,717,164          45,014,353       47,298,313          20,229,481        23,048,821          76,971,617       42,410,807         141,069,615        99,028,465
 Units Purchased                                          1,804,186         1,071,403         136,328,764       46,951,396           3,271,580         1,285,248           8,847,039        2,158,587           2,429,464         1,096,820          17,039,969        4,380,332          34,994,515         8,419,937
 Units Transferred Between Sub-accounts                     168,848          (634,609)       (110,791,755)      34,157,882             694,166        (4,380,523)          2,942,843       (5,468,234)            338,847        (5,380,891)         (2,098,762)      23,455,465         (11,712,286)       25,015,806
 Units Surrendered                                       (1,806,771)       (1,341,224)        (96,891,235)     (94,686,892)         (3,528,181)       (2,930,874)         (7,144,667)      (6,139,025)         (3,216,222)       (2,685,057)        (16,947,125)      (8,317,134)        (25,978,902)      (16,264,476)
 Units Transferred Due to Consolidation                                     1,740,762                           42,986,050                             3,257,984                            7,164,711                             4,149,788                           15,042,147                            24,869,882
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     12,899,283        12,733,020         142,666,269      214,020,495          23,386,566        22,949,001          49,659,568       45,014,353          19,781,570        20,229,481          74,965,699       76,971,617         138,372,942       141,069,615
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        AST - Sanford Bernstein               AST - Sanford Bernstein                AST - Scudder Japan              AST - Strong                              AST - T. Rowe Price                  AST - T. Rowe Price                   AST - T. Rowe Price
                                                      Core Value                                 Managed Index 500                                                        International Equity                    Asset Allocation               Global Bond                                Natural Resources
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Jan. 1 thru          Year Ended       Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     May 3, 2002**       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period               22,845,449         4,207,869          45,680,242       48,018,721                   -           596,230          18,007,797       17,388,860          16,819,288        17,579,107          17,341,771        9,668,062           6,946,347         6,565,088
 Units Purchased                                         11,998,520         2,065,180           5,277,450        2,219,994                   -            53,169           7,191,310          954,095           2,546,071           508,745           4,212,803          707,353             745,114           300,204
 Units Transferred Between Sub-accounts                 (13,107,146)       13,759,933             152,007       (3,435,890)                  -          (642,473)         (5,786,991)      (1,725,573)          2,828,308          (347,933)         (1,183,331)       6,539,938           1,480,876            84,190
 Units Surrendered                                       (4,721,465)       (1,239,212)         (6,207,352)      (6,249,799)                  -            (6,927)         (3,450,025)      (2,279,478)         (2,700,941)       (2,151,487)         (2,896,525)      (1,731,875)           (957,404)         (923,684)
 Units Transferred Due to Consolidation                                     4,051,678                            5,127,218                   -                 0                            3,669,893                             1,230,856                            2,158,293                               920,549
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                     17,015,358        22,845,449          44,902,347       45,680,242                   -                (0)         15,962,091       18,007,797          19,492,726        16,819,288          17,474,718       17,341,771           8,214,933         6,946,347
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - William Blair              Davis Value                         Evergreen - VA                        Evergreen - VA                       Evergreen - VA                       Evergreen - VA                        Evergreen - VA
                                                          International Growth                                                   Blue Chip                                   Capital Growth                Equity Index                          Foundation                               Fund
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended         Jan. 1 thru       Year Ended          Jan. 1 thru       Year Ended         Jan. 1 thru       Year Ended          Year Ended        Year Ended         *Dec. 5 thru      Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 5, 2003**    Dec. 31, 2002       Dec. 5, 2003**   Dec. 31, 2002      Dec. 23, 2003**    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
 Units Outstanding Beginning of the Period               31,110,564        40,507,419             660,802          617,727             463,307           526,302             707,212          788,396             539,595           526,290             949,349        1,019,799                   -                -
 Units Purchased                                          6,669,546           229,303              42,705           81,060               8,895            35,884              44,141           97,952              25,340            78,905              17,189           65,956                 524                -
 Units Transferred Between Sub-accounts                  12,880,761        (6,933,261)            101,505           61,367            (416,906)          (48,867)           (670,067)         (34,634)           (519,310)           13,002             (18,204)         (41,433)            286,602                -
 Units Surrendered                                       (4,578,983)       (3,746,980)            (67,920)         (99,353)            (55,296)          (50,012)            (81,286)        (144,502)            (45,625)          (78,602)            (61,559)         (94,972)             (1,865)               -
 Units Transferred Due to Consolidation                                     1,054,083                                    -                                     -                                    -                                     -                                    -                                    -
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   ----------------------------------
 Units Outstanding End of the Period                     46,081,888        31,110,564             737,092          660,802                  (0)          463,307                   0          707,212                  (0)          539,595             886,775          949,349             285,261                -
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ==================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ==================================

---------------------------------------------------------------------------------------------------------------------------   ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------   ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             Evergreen - VA                       Evergreen - VA                Evergreen - VA                                Evergreen - VA                      Evergreen - VA                        Evergreen - VA                       Evergreen - VA
                                                             Global Leaders                       Growth & Income                     International Equity                  Omega                                 Special Equity                        Special Values                      Strategic Income
                                                   -----------------------------------   ----------------------------------   --------------------------------------  --------------------------------  -----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   --------------------------------------  ---------------------------------------------------------------------   -----------------------------------  -----------------------------------
                                                     Jan. 1 thru       Year Ended          *Dec. 5 thru      Year Ended           Year Ended         Year Ended          Year Ended       Year Ended       Year Ended        Year Ended          Year Ended       Year Ended          Year Ended        Year Ended
                                                    Dec. 5, 2003**    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003      Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002    Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   --------------------------------------  ---------------------------------------------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   --------------------------------------  --------------------------------  -----------------------------------   -----------------------------------  -----------------------------------
 Units Outstanding Beginning of the Period                1,785,421         1,520,376                   -                -                45,975             45,358           2,670,586     2,585,848           2,553,384        2,540,062             318,168           258,972             500,680          341,316
 Units Purchased                                            275,865           134,785               2,935                -                18,314              6,089             495,501       207,266             887,302          177,277              26,470            69,939              67,432           52,158
 Units Transferred Between Sub-accounts                  (1,823,588)           (2,816)            573,851                -             1,674,765             (4,120)          1,105,153       181,712           2,201,286         (175,619)              2,861            62,259              31,070          151,544
 Units Surrendered                                         (237,698)         (192,421)             (1,926)               -                (9,056)            (1,353)           (402,876)     (381,237)           (591,613)        (322,709)            (35,127)          (73,002)            (78,362)         (44,337)
 Units Transferred Due to Consolidation                                       325,497                                    -                                        -                            76,998                              334,372                                     -                                    -
                                                   -----------------------------------   ----------------------------------   --------------------------------------  --------------------------------  -----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   --------------------------------------  --------------------------------  -----------------------------------   -----------------------------------  -----------------------------------
 Units Outstanding End of the Period                             (0)        1,785,421             574,860                -             1,729,998             45,975           3,868,364     2,670,586           5,050,359        2,553,384             312,372           318,168             520,820          500,680
                                                   ===================================   ==================================   ======================================  ================================  ===================================   ===================================  ===================================
                                                   ===================================   ==================================   ======================================  ================================  ===================================   ===================================  ===================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    First Trust -                         First Trust -                        First Trust -                         First Trust -                        First Trust -                         First Trust -                        First Trust -
                                                           10 Uncommon Values                 Energy                                  Financial Services                    Global Target 15                      NASDAQ Target 15                      Pharmaceutical               S&P Target 24
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended     ^Nov. 18 thru         Year Ended      ^Nov. 18 thru         Year Ended     ^Nov. 18 thru         Year Ended      ^Nov. 18 thru         Year Ended     ^Nov. 18 thru         Year Ended      ^Nov. 18 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                2,222,766         2,255,266             228,757                -             382,046                 -             293,636                -             621,380                 -             412,689                -             802,267                 -
 Units Purchased                                             77,361            89,203              23,324            5,852              38,687            13,539              30,574            7,748              28,610             8,775              46,008           15,225              76,592            11,245
 Units Transferred Between Sub-accounts                     143,241          (489,346)             (8,543)          (6,425)             10,078            (1,755)               (657)            (272)            (15,891)           29,928              11,658              741              (4,955)            5,934
 Units Surrendered                                         (196,138)         (131,628)            (34,924)          (4,932)            (57,261)           (6,453)            (37,462)          (6,753)            (64,450)           (4,705)            (58,578)          (7,763)           (116,793)          (12,118)
 Units Transferred Due to Consolidation                                       499,271                              234,262                               376,715                              292,913                               587,382                              404,486                               797,205
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      2,247,231         2,222,766             208,614          228,757             373,550           382,046             286,091          293,636             569,649           621,380             411,777          412,689             757,111           802,267
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    First Trust -                         First Trust -                        First Trust -                         First Trust -                         Galaxy - VIP                         Galaxy - VIP                          Galaxy - VIP
                                                           Target Managed VIP              Technology                                  The Dow DART 10                    Value Line Target 25                    Asset Allocation                    Growth with Income              Money Market
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended      ^Nov. 18 thru        Year Ended      ^Nov. 18 thru         Year Ended      ^Nov. 18 thru        Year Ended      ^Nov. 18 thru        Jan. 1 thru      ^Nov. 18 thru        Jan. 1 thru     ^Nov. 18 thru        Jan. 1 thru      ^Nov. 18 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Oct. 4, 2003**    Dec. 31, 2002      Oct. 11, 2003**   Dec. 31, 2002       Oct. 4, 2003**    Dec. 31, 2002
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                1,908,301                 -             450,643                -             624,380                 -           1,300,318                -           2,322,229                 -             656,671                -             754,142                 -
 Units Purchased                                            617,253           196,049              18,290            8,376              54,726            17,889             153,494           75,126               1,173               520                 566               23              57,329            67,282
 Units Transferred Between Sub-accounts                     113,460            52,181              15,258            4,273             (82,027)           32,659             189,080           32,649          (2,144,874)          (23,339)           (601,848)           2,966            (383,980)           77,714
 Units Surrendered                                         (464,367)          (18,076)            (48,824)          (1,840)            (69,723)          (19,094)           (101,466)          (4,423)           (178,528)          (77,281)            (55,389)         (17,408)           (427,491)         (220,300)
 Units Transferred Due to Consolidation                                     1,678,148                              439,833                               592,926                            1,196,967                             2,422,329                              671,089                               829,446
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      2,174,647         1,908,301             435,367          450,643             527,356           624,380           1,541,426        1,300,318                  (0)        2,322,229                  (0)         656,671                  (0)          754,142
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                     Galaxy - VIP                          Galaxy - VIP                                Gartmore - GVIT                        INVESCO - VIF                        INVESCO - VIF                         INVESCO - VIF                        INVESCO - VIF
                                                           Quality Plus Bond                   Small Company Growth                   Developing Markets                Dynamics                                 Financial Services                     Health Sciences                Technology
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                     Jan. 1 thru      ^Nov. 18 thru        Jan. 1 thru     ^Nov. 18 thru         Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended
                                                    Oct. 4, 2003**    Dec. 31, 2002      Oct. 11, 2003**   Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                  613,722                 -             287,035                -          12,059,215        14,095,135          10,277,990       13,391,660           8,207,393        11,612,048          12,424,845       17,419,141          19,761,036        26,652,622
 Units Purchased                                              2,110                19                 439               12             875,208           407,740           1,350,638          716,503             531,466           328,618             898,580          543,010             947,531           558,008
 Units Transferred Between Sub-accounts                    (573,447)            6,443            (269,133)               -           4,856,447        (2,034,522)             26,081       (4,009,192)           (432,320)       (3,285,037)           (825,587)      (4,915,845)           (320,189)       (6,353,434)
 Units Surrendered                                          (42,385)          (24,935)            (18,341)          (6,085)         (1,784,192)       (1,549,942)         (1,841,475)      (1,715,018)           (859,950)       (1,125,985)         (1,425,447)      (1,616,914)         (2,149,247)       (2,023,734)
 Units Transferred Due to Consolidation                                       632,195                              293,108                             1,140,803                            1,894,037                               677,750                              995,453                               927,575
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                             (0)          613,722                   0          287,035          16,006,678        12,059,215           9,813,234       10,277,990           7,446,589         8,207,393          11,072,391       12,424,845          18,239,131        19,761,036
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------
                                                             INVESCO - VIF                  Liberty -                                 Liberty - Columbia                   Liberty - Columbia               Liberty -                                 Liberty - Federal                 Liberty -
                                                           Telecommunications                   Asset Allocation VS            High Yield VS                              Real Estate Equity VS             Equity VS                           Securities VS                                  Money Market VS
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
                                                      Year Ended       Year Ended          *Oct 4, thru      Year Ended          Year Ended      ^Nov. 18 thru         Year Ended     ^Nov. 18 thru         Year Ended      ^Nov. 18 thru       *Oct 4, thru       Year Ended          *Oct 4, thru        Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003      Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
 Units Outstanding Beginning of the Period                9,858,062        13,553,158                   -                -             112,694                 -              57,215                -           1,675,255                 -                   -                -                     -                  -
 Units Purchased                                            803,739           411,066               5,041                -               9,636                 4               1,234              (79)              5,678               708               8,417                -               103,948                  -
 Units Transferred Between Sub-accounts                    (863,484)       (3,353,700)          2,887,372                -              23,951               123               7,974           (3,493)            168,057           (14,986)            991,000                -             1,261,555                  -
 Units Surrendered                                       (1,276,925)       (1,270,427)           (685,367)               -             (41,580)           (1,529)            (23,593)          (1,893)           (408,809)          (47,934)           (217,927)               -              (774,457)                 -
 Units Transferred Due to Consolidation                                       517,965                                    -                               114,096                               62,680                             1,737,467                                    -                                        -
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   --------------------------------------
 Units Outstanding End of the Period                      8,521,392         9,858,062           2,207,046                -             104,701           112,694              42,830           57,215           1,440,181         1,675,255             781,490                -               591,046                  -
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ======================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ======================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
--------------------------------------------------------------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                            Liberty - Small                        ProFunds - VP               ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP
                                                           Company Growth VS                 Asia 30                               Banks                                    Basic Materials                    Bear                                     Biotechnology                     Bull
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                     *Oct 4, thru      Year Ended           Year Ended      *May 1 thru          Year Ended       *May 1 thru         Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       *May 1 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                        -                 -           2,391,617                -             673,432                 -             454,639                -           5,916,783         3,059,897           2,705,640        5,093,235           7,699,930                 -
 Units Purchased                                                660                 -             327,564            8,495             127,336             5,938             126,675            8,325             747,685           164,084             192,625          122,262             720,902            56,258
 Units Transferred Between Sub-accounts                     220,643                 -           1,458,455        2,279,613            (166,056)          535,426           4,227,474          456,986             949,113         1,047,717            (536,749)      (2,554,713)          6,418,016         5,379,551
 Units Surrendered                                          (69,732)                -            (332,585)         (41,415)           (117,326)         (185,318)           (203,069)         (52,606)         (1,831,046)         (499,546)           (432,089)        (282,891)         (1,117,967)         (222,906)
 Units Transferred Due to Consolidation                                             -                              144,924                               317,386                               41,933                             2,144,631                              327,748                             2,487,026
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                        151,571                 -           3,845,051        2,391,617             517,386           673,432           4,605,719          454,639           5,782,535         5,916,783           1,929,427        2,705,640          13,720,881         7,699,930
                                                   ===================================   ==================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------   ----------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------   ----------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP
                                                           Consumer Cyclical                   Consumer Non-Cyclical               Energy                              Europe 30                            Financial                             Healthcare                           Industrial
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       *May 1 thru          Year Ended      *May 1 thru          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       *May 1 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                  473,010                 -             596,903                -           2,508,817         2,299,149           2,901,626        5,711,763           1,404,659         2,154,106           1,863,359        3,489,097             142,806                 -
 Units Purchased                                             72,770             7,010              74,612           19,596             284,963            99,748             370,938          154,363             277,856           134,094             464,834          174,551              46,888             4,973
 Units Transferred Between Sub-accounts                     (44,282)          428,447            (333,310)         458,700           2,099,201           (96,178)         10,530,578       (3,497,167)            316,176        (1,265,119)            674,247       (2,237,472)          1,046,275           155,941
 Units Surrendered                                          (98,453)          (20,451)            (93,480)         (97,576)           (252,765)         (285,616)           (951,013)        (385,514)           (292,126)         (382,761)           (360,898)        (384,424)            (75,655)          (42,111)
 Units Transferred Due to Consolidation                                        58,003                              216,183                               491,713                              918,181                               764,340                              821,607                                24,002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                        403,045           473,010             244,725          596,903           4,640,216         2,508,817          12,852,129        2,901,626           1,706,565         1,404,659           2,641,542        1,863,359           1,160,314           142,806
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP
                                                       Internet                               Japan                                     Mid-Cap Growth                        Mid-Cap Value                    OTC                                      Pharmacueticals                      Precious Metals
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                      Year Ended       *May 1 thru          Year Ended      *May 1 thru          Year Ended       *May 1 thru          Year Ended      *May 1 thru          Year Ended       Year Ended           Year Ended      *May 1 thru          Year Ended       *May 1 thru
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                3,365,832                 -             423,667                -           1,951,944                 -           1,623,274                -          20,541,100        11,681,189             398,047                -           5,720,667                 -
 Units Purchased                                            137,510            14,849             222,985           15,070             319,566            49,807             480,262           52,071           1,791,482           480,802             213,227           25,361             854,187            35,648
 Units Transferred Between Sub-accounts                  (2,320,546)        3,051,118           2,440,331          350,179           2,941,652         1,231,299           2,953,630        1,267,453           6,278,684         7,897,345             868,020          171,012            (376,776)        5,316,554
 Units Surrendered                                         (196,375)          (77,812)           (346,891)         (26,652)           (523,736)          (69,131)           (315,172)        (119,279)         (3,453,226)       (2,282,455)           (163,281)         (82,428)           (555,406)         (277,242)
 Units Transferred Due to Consolidation                                       377,677                               85,071                               739,968                              423,029                             2,764,218                              284,103                               645,708
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------
 Units Outstanding End of the Period                        986,421         3,365,832           2,740,092          423,667           4,689,426         1,951,944           4,741,994        1,623,274          25,158,040        20,541,100           1,316,013          398,047           5,642,672         5,720,667
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================   ==================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ProFunds - VP                         ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP                        ProFunds - VP
                                                     Real Estate                             Rising Rates Opportunity                   Semiconductor                  Short OTC                                  Small-Cap Growth                     Small-Cap Value                 Technology
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended      *May 1 thru          Year Ended       *May 1 thru          Year Ended      *May 1 thru          Year Ended       *May 1 thru         Year Ended       *May 1 thru          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002        Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                1,996,929         3,592,834             889,614                -              736,544                -           1,273,948                -            3,107,525                -           4,098,250                -           3,619,421         2,524,295
 Units Purchased                                            332,017           118,320           1,313,101          111,667              139,731           19,347             397,584           14,825              501,694           36,637             417,718           60,496             193,752            60,024
 Units Transferred Between Sub-accounts                     569,791        (1,628,539)          3,848,652          453,334            1,297,058          648,995           3,871,919          793,484           11,832,066        2,613,211          11,086,792        3,537,124             428,325         1,036,559
 Units Surrendered                                         (334,317)         (433,899)           (735,686)         (67,734)            (258,212)         (60,473)         (1,090,222)        (132,379)            (840,975)        (102,103)           (625,235)        (136,895)           (446,582)         (236,199)
 Units Transferred Due to Consolidation                                       348,213                              392,347                               128,675                              598,018                               559,779                              637,524                               234,742
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      2,564,420         1,996,929           5,315,681          889,614            1,915,121          736,544           4,453,229        1,273,948           14,600,310        3,107,525          14,977,525        4,098,250           3,794,916         3,619,421
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP                         ProFunds - VP                        ProFunds - VP
                                                           Telecommunications                  U.S. Government Plus              Ultra Bull                          Ultra Mid-Cap                          Ultra OTC                                  Ultra Small-Cap                 Utilities
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended          Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended       *May 1 thru          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                3,677,413           583,065          10,741,332                -           7,378,804         7,628,819           3,049,594                -          73,515,333        50,124,696           6,340,353       10,010,482           4,113,821         1,589,344
 Units Purchased                                            230,682            66,314             798,465          115,160             332,812           304,545             465,216           33,023           3,794,359         3,195,673             341,182          168,665             332,122            86,722
 Units Transferred Between Sub-accounts                  (2,199,648)        2,561,793          (6,990,590)      10,878,854             963,133        (1,277,080)            766,041        2,733,495           5,170,270        21,930,695           2,780,469       (4,210,690)         (1,155,496)        2,659,566
 Units Surrendered                                         (345,302)         (233,751)         (1,206,949)        (728,666)           (908,294)         (969,301)           (447,770)        (165,897)         (5,082,089)       (4,522,798)         (1,033,723)        (514,974)           (452,460)         (483,912)
 Units Transferred Due to Consolidation                                       699,992                              475,984                             1,691,821                              448,973                             2,787,067                              886,870                               262,101
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      1,363,145         3,677,413           3,342,258       10,741,332           7,766,455         7,378,804           3,833,081        3,049,594          77,397,873        73,515,333           8,428,281        6,340,353           2,837,987         4,113,821
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================
                                                   ===================================  ===================================   ===================================  ===================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        Prudential - SP Jennison           Rydex - Nova                         Rydex - OTC                           Rydex - Ursa                         WFVT - Asset                              WFVT - Equity Income                  WFVT - Equity Value
                                                          International Growth                                                                                                                              Allocation
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended          Year Ended        Year Ended          Year Ended       Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding Beginning of the Period                  696,634           273,843           2,805,743        3,990,618          11,071,951        15,866,046             239,938          351,487           8,339,619        10,328,629           1,600,734        1,019,937           3,053,622         3,705,869
 Units Purchased                                            212,375            96,697               8,109            8,779              45,467            47,586                 453              445             188,818           184,388             525,501          183,158              90,458            83,029
 Units Transferred Between Sub-accounts                   1,932,308           200,308            (529,544)      (1,078,990)         (1,478,554)       (4,036,240)            (34,003)         (85,720)           (388,251)       (1,040,222)            495,219          468,797            (134,751)         (561,339)
 Units Surrendered                                         (135,883)          (31,057)           (233,181)        (328,260)           (902,100)       (1,211,475)            (19,969)         (31,532)           (895,069)       (1,133,176)           (293,753)        (219,390)           (365,232)         (349,910)
 Units Transferred Due to Consolidation                                       156,843                              213,596                               406,034                                5,259                                     -                              148,232                               175,973
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------   -----------------------------------
 Units Outstanding End of the Period                      2,705,434           696,634           2,051,127        2,805,743           8,736,764        11,071,951             186,419          239,938           7,245,117         8,339,619           2,327,701        1,600,734           2,644,097         3,053,622
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================   ===================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    WFVT - Growth                              WFVT - International                  WFVT - Large Company                  WFVT - Money Market                    WFVT - Small-Cap              WFVT - Total
                                                                                              Equity                               Growth                                                                     Growth                             Return Bond
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
                                                      Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended           Year Ended       Year Ended          Year Ended       Year Ended          Year Ended        Year Ended
                                                    Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002       Dec. 31, 2003     Dec. 31, 2002       Dec. 31, 2003    Dec. 31, 2002
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
 Units Outstanding Beginning of the Period                2,940,057         3,783,815             261,088          205,255           1,745,833         1,900,437           5,391,441        5,952,104             777,846           900,655           2,451,576        2,978,591
 Units Purchased                                             18,836            19,785              40,390           46,499             200,210           137,150           1,154,939          586,570              50,349            48,455              81,755           39,539
 Units Transferred Between Sub-accounts                    (225,426)         (502,291)             44,101           36,348             133,811           (37,084)          1,379,958        3,241,835             (18,364)          (87,820)           (186,033)        (202,263)
 Units Surrendered                                         (359,699)         (361,252)            (36,236)         (27,014)           (201,086)         (254,671)         (4,247,956)      (4,389,067)            (74,815)          (83,444)           (320,070)        (364,291)
 Units Transferred Due to Consolidation                                             -                                    -                                     -                                    -                                     -                                    -
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
                                                   -----------------------------------   ----------------------------------   -----------------------------------   ----------------------------------   -----------------------------------  -----------------------------------
 Units Outstanding End of the Period                      2,373,768         2,940,057             309,343          261,088           1,878,768         1,745,833           3,678,382        5,391,441             735,016           777,846           2,027,228        2,451,576
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================
                                                   ===================================   ==================================   ===================================   ==================================   ===================================  ===================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 * Date Operations Commenced.
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2003

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

10.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2003:

                                             -----------------------------------------
                                             -----------------------------------------
                                                   Purchases              Sales
                                             -----------------------------------------
                                             -----------------------------------------
AST - Alger All-Cap Growth                           $ 160,702,606      $ 188,833,490
AST - Alliance Growth                                   91,107,675        144,207,953
AST - Alliance Growth & Income                         650,117,093        348,297,443
AST - Alliance/Bernstein Growth + Value                 52,868,362         31,608,084
AST - American Century Income and Growth               100,759,509        114,969,299
AST - American Century International Growth I          430,486,918        499,465,526
AST - American Century Strategic Balanced               87,538,387         61,529,874
AST - Cohen & Steers Real Estate                       154,142,897        101,021,361
AST - DeAm Bond                                         36,596,388         38,133,000
AST - DeAm Global Allocation                            18,857,438         81,152,913
AST - DeAm International Equity                        136,736,007        128,678,603
AST - DeAm Large-Cap Growth                             29,149,154          9,380,714
AST - DeAm Large-Cap Value                              31,076,975         16,646,138
AST - DeAm Small-Cap Growth                            179,219,671        199,327,513
AST - DeAm Small-Cap Value                              69,563,320         38,841,166
AST - Federated Aggressive Growth                      232,313,393        136,490,053
AST - Federated High Yield Bond                        983,969,783        792,992,215
AST - Gabelli All-Cap Value                            183,738,676        153,389,676
AST - Gabelli Small-Cap Value                          327,748,626        231,023,761
AST - Goldman Sachs Concentrated Growth                203,041,990        440,637,842
AST - Goldman Sachs Mid-Cap Growth                      92,614,532         20,237,480
AST - Goldman Sachs Small-Cap Value                     31,148,786        103,474,136
AST - Invesco Capital Income                           131,597,357        246,646,363
AST - Lord Abbett Bond Debenture                       320,779,283        166,765,245
AST - Marsico Capital Growth                           646,078,961        373,197,804
AST - MFS Global Equity                                 54,975,549         31,654,509
AST - MFS Growth                                       116,444,577        160,279,894
AST - MFS Growth with Income                            30,403,435         25,829,573
AST - Money Market                                   5,850,322,430      6,826,352,487
AST - Neuberger & Berman Mid-Cap Growth                232,022,923        241,943,130
AST - Neuberger & Berman Mid-Cap Value                 206,770,559        196,927,305
AST - PBHG Small-Cap Growth                            335,442,288        352,710,812
AST - PIMCO Limited Maturity Bond                      665,515,678        716,939,480
AST - PIMCO Total Return Bond                          933,557,622      1,021,915,195
AST - Sanford Bernstein Core Value                     185,833,199        241,382,943
AST - Sanford Bernstein Managed Index 500              400,878,991        405,989,116
AST - Strong International Equity                      283,882,540        356,761,967
AST - T. Rowe Price Asset Allocation                    80,167,868         47,707,049
AST - T. Rowe Price Global Bond                        184,597,836        182,099,159
AST - T. Rowe Price Natural Resources                   71,452,138         53,712,593
AST - William Blair International Growth               354,971,110        164,635,046
Davis - Value                                            1,308,362            600,964
Evergreen - VA Blue Chip 1                                 271,195          3,332,396
Evergreen - VA Capital Growth 2                            663,141          6,898,304
Evergreen - VA Equity Index 3                              297,648          4,433,215
Evergreen - VA Foundation                                  397,603            834,020
Evergreen - VA Fund                                      2,912,097             62,317
Evergreen - VA Global Leaders 4                         20,559,073         35,451,438
Evergreen - VA Growth & Income Fund                      5,878,513            101,257
Evergreen - VA International Equity                     17,724,422            124,614
Evergreen - VA Omega                                    13,717,256          4,213,439
Evergreen - VA Special Equity                           83,018,033         58,788,261
Evergreen - VA Special Values                              707,249            773,626
Evergreen - VA Strategic Income                          2,025,724          1,272,310
First Trust - 10 Uncommon Values                         2,959,854          2,573,410
First Trust - Energy                                     $ 568,689          $ 805,296
First Trust - Financial Services                           849,425            923,017
First Trust - Global Target 15                             515,823            585,187
First Trust - NASDAQ Target 15                             376,708            813,531
First Trust - Pharmaceutical                               838,420            809,831
First Trust - S&P Target 24                                885,588          1,156,175
First Trust - Target Managed VIP                         7,638,177          4,143,474
First Trust - Technology                                   220,872            298,785
First Trust - The Dow DART 10                              627,482          1,283,463
First Trust - Value Line Target 25                         944,813            349,152
Galaxy - VIP Asset Allocation 5                            216,391         34,459,586
Galaxy - VIP Growth and Income 6                            48,461          5,125,008
Galaxy - VIP Money Market 7                              2,178,813         11,943,195
Galaxy - VIP Quality Plus Bond 8                         1,275,561         11,331,966
Galaxy - VIP Small Company Growth 9                          6,743          2,368,220
Gartmore - GVIT Developing Markets 10                  233,513,050        194,702,815
INVESCO - VIF Dynamics                                 362,824,758        361,603,619
INVESCO - VIF Financial Services                        40,435,944         50,011,770
INVESCO - VIF Health Sciences                           45,576,115         60,171,788
INVESCO - VIF Technology                                83,372,316         89,602,837
INVESCO - VIF Telecommunications                        48,762,060         51,592,550
Liberty - Asset Allocation VS                           30,156,741          9,117,751
Liberty - Columbia High Yield VS                           600,445            627,059
Liberty - Columbia Real Estate Equity VS                   448,457            534,674
Liberty - Equity VS                                      4,423,308          8,681,670
Liberty - Federal Securities VS                         10,920,627          3,191,417
Liberty - Money Market VS                               11,228,264          5,332,845
Liberty - Small Company Growth VS                        2,270,586            969,476
ProFunds - VP Asia 30                                  213,676,322        191,508,090
ProFunds - VP Banks                                     83,595,146         84,370,069
ProFunds - VP Basic Materials                          160,023,242        116,875,778
ProFunds - VP Bear                                   1,432,461,877      1,426,947,059
ProFunds - VP Biotechnology                            170,495,309        176,875,251
ProFunds - VP Bull                                     954,275,766        887,246,198
ProFunds - VP Consumer Cyclical                         84,448,572         85,254,315
ProFunds - VP Consumer Non-Cyclical                     68,520,404         71,469,978
ProFunds - VP Energy                                   165,267,201        143,669,231
ProFunds - VP Europe 30                                252,980,431        181,417,490
ProFunds - VP Financial                                113,437,579        110,171,747
ProFunds - VP Healthcare                               176,947,955        168,189,984
ProFunds - VP Industrial                                69,879,456         60,496,176
ProFunds - VP Internet                                 141,366,868        164,480,747
ProFunds - VP Japan                                    196,758,166        175,522,445
ProFunds - VP Mid-Cap Growth                           239,145,080        214,940,979
ProFunds - VP Mid-Cap Value                            306,509,352        276,047,600
ProFunds - VP OTC                                      825,399,508        786,092,042
ProFunds - VP Pharmaceuticals                          126,734,647        116,137,751
ProFunds - VP Precious Metals                          289,764,961        280,821,179
ProFunds - VP Real Estate                              214,308,384        205,620,338
ProFunds - VP Rising Rates Opportunity                 342,651,573        307,444,050
ProFunds - VP Semiconductor                            168,647,927        158,406,724
ProFunds - VP Short OTC                                760,517,759        724,112,218
ProFunds - VP Small-Cap Growth                         604,820,421        492,439,355
ProFunds - VP Small-Cap Value                          506,493,950        400,002,896
ProFunds - VP Technology                               139,176,475        134,739,391
ProFunds - VP Telecommunications                      $ 86,978,995       $ 95,402,444
ProFunds - VP U.S. Government Plus                     431,298,445        508,218,600
ProFunds - VP Ultra Bull                               307,695,616        300,711,029
ProFunds - VP Ultra Mid-Cap                            224,549,891        213,227,485
ProFunds - VP Ultra OTC                                244,952,278        221,547,577
ProFunds - VP Ultra Small-Cap                          439,592,497        417,616,631
ProFunds - VP Utilities                                215,387,478        221,427,508
Prudential - SP Jennison International Growth           78,094,310         63,067,628
Rydex - Nova                                               102,439          3,597,828
Rydex - OTC                                                179,638         11,785,842
Rydex - Ursa                                                45,998            774,498
WFVT - Asset Allocation                                  5,028,447         24,737,311
WFVT - Equity Income                                    18,600,736         10,590,236
WFVT - Equity Value                                      4,655,118          7,334,191
WFVT - Growth                                              153,545          9,014,473
WFVT - International Equity                                746,750            335,312
WFVT - Large Company Growth                              3,143,183          1,949,644
WFVT - Money Market                                     15,434,184         37,826,835
WFVT - Small-Cap Growth                                    668,614            873,551
WFVT - Total Return Bond                                 2,942,682          7,238,296
                                             -----------------------------------------
                                             -----------------------------------------
                                                  $ 27,301,912,512   $ 27,024,359,638
                                             =========================================
                                             =========================================

Footnotes:
1 - Funds commenced operations on May 01, 2002.
2 - Kinetics Internet merged into Gabelli All-Cap Value on May 03,2002.
3 - Scudder Japan merged into American Century International Growth I on May 03, 2002.
1 - VA Blue Chip merged into VA Fund on December 5, 2003.
2 - VA Capital Growth merged into VA Growth & Income on December 5, 2003.
3 - VA Equity Index liquidated on December 23, 2003.
4 - VA Global Leaders merged into VA International Equity on December 5, 2003.
5 - VIP Asset Allocation merged into Liberty Asset Allocation VS on April 4, 2003.
6 - VIP Growth & Income merged into Liberty Equity VS on April 11, 2003.
7 - VIP Money Market merged into Liberty Money Market VS on April 4, 2003.
8 - VIP Quality Plus Bond merged into Liberty Federal Securities VS on April 4, 2003.
9 - VIP Small Company Growth merged into Liberty Small Company Growth VS on April 4, 2003.
10 - Montgomery changed its sub-account to Gartmore as of 6/20/03.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, DECEMBER 31, 2002 AND DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------

11. FINANCIAL HIGHLIGHTS
                                           At December 31                                               For the year ended December 31
                                        ---------------------------------------------------------- ----------------------------------------------------------
                                        ---------------------------------------------------------- ----------------------------------------------------------
                                                Units            Unit               Net                     Expense             Investment        Total
                                             Outstanding         Value             Assets                      Ratio Range 14 Income Ratio* 15 Return* 16
-------------------------------------------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------------------------------------------- ----------------------------------------------------------
American Skandia Trust (AST):
Alger All-Cap Growth
2003                                         81,321,836                         $ 396,838,714                0.65 - 2.40%                -
          High Charge Level (240 bps)                             $ 12.38                                                                             32.27%
          Low Charge Level (65 bps)                                  4.83                                                                             34.64%
2002                                         90,192,770                           318,994,513                0.65 - 2.40%                -
          High Charge Level (240 bps)                                9.36                                                                             (0.77%)
          Low Charge Level (65 bps)                                  3.59                                                                            (36.21%)
2001                                        125,442,916              5.54         695,157,974                       1.25%           -                (17.84%)
Alger Growth 17
2001                                                  -                 -                   -                       1.25%              0.73%           0.16%
Alger Mid-Cap Growth 18
2001                                                  -                 -                   -                       1.25%                  -           0.19%
Alliance/Bernstein Growth + Value
2003                                          6,683,505                            63,296,213                0.65 - 2.40%             0.44%
          High Charge Level (240 bps)                               12.04                                                                             23.07%
          Low Charge Level (65 bps)                                  9.03                                                                             25.28%
2002                                          4,327,328                            31,677,741                0.65 - 2.40%             0.12%
          High Charge Level (240 bps)                                9.78                                                                             (0.26%)
          Low Charge Level (65 bps)                                  7.21                                                                            (25.49%)
2001                                          3,351,836               9.63         32,273,758                       1.25%                 -           (2.49%)
Alliance Growth
2003                                         19,857,909                           230,629,919                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               11.27                                                                             20.74%
          Low Charge Level (65 bps)                                 12.82                                                                             22.90%
2002                                         24,257,897                           234,801,093                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.34                                                                             (0.80%)
          Low Charge Level (65 bps)                                 10.43                                                                            (31.43%)
2001                                         29,478,257             14.61         430,799,551                       1.25%                 -            62.12%
Alliance Growth & Income
2003                                         90,205,111                         1,806,873,422                0.65 - 2.40%             1.11%
          High Charge Level (240 bps)                               12.70                                                                             29.25%
          Low Charge Level (65 bps)                                 25.23                                                                             31.57%
2002                                         59,063,804                         1,146,239,838                0.65 - 2.40%             0.86%
          High Charge Level (240 bps)                                9.83                                                                             (0.21%)
          Low Charge Level (65 bps)                                 19.18                                                                            (23.78%)
2001                                         63,123,316             28.18       1,778,634,952                       1.25%              0.51%         (49.11%)
American Century Income and Growth
2003                                         23,660,792                         $ 297,693,630                0.65 - 2.40%              1.25%
          High Charge Level (240 bps)                               12.43                                                                             25.69%
          Low Charge Level (65 bps)                                 13.59                                                                             27.94%
2002                                         25,314,302                           253,210,309                0.65 - 2.40%              1.01%
          High Charge Level (240 bps)                                9.89                                                                             (0.14%)
          Low Charge Level (65 bps)                                 10.62                                                                            (20.34%)
2001                                         27,386,278             12.86         352,096,097                       1.25%              0.74%          (9.79%)
American Century International Growth I
2003                                         30,284,448                           371,863,101                0.65 - 2.40%              1.79%
          High Charge Level (240 bps)                               11.82                                                                             22.01%
          Low Charge Level (65 bps)                                 13.24                                                                             24.20%
2002                                         36,674,213                           369,107,895                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.68                                                                             (0.38%)
          Low Charge Level (65 bps)                                 10.66                                                                            (20.00%)
2001                                         37,487,425             12.85         481,587,232                       1.25%               0.41%        (28.24%)
American Century International Growth II 19
2001                                                  -                 -                   -                       1.25%               0.95%        (26.27%)
American Century Strategic Balanced
2003                                         16,878,085                           226,925,680                0.65 - 2.40%               2.10%
          High Charge Level (240 bps)                               11.56                                                                             16.02%
          Low Charge Level (65 bps)                                 14.83                                                                             18.10%
2002                                         14,602,198                           171,665,189                0.65 - 2.40%              2.35%
          High Charge Level (240 bps)                                9.96                                                                             (0.05%)
          Low Charge Level (65 bps)                                 12.56                                                                            (10.33%)
2001                                         14,369,895             13.50         193,957,064                       1.25%              1.90%          (5.15%)
Cohen & Steers Real Estate
2003                                         19,867,222                           284,338,615                0.65 - 2.40%              3.24%
          High Charge Level (240 bps)                               13.84                                                                             34.14%
          Low Charge Level (65 bps)                                 15.12                                                                             36.54%
2002                                         16,394,387                           174,175,353                0.65 - 2.40%              2.69%
          High Charge Level (240 bps)                               10.32                                                                              0.39%
          Low Charge Level (65 bps)                                 11.08                                                                              1.98%
2001                                         12,268,426             10.54         129,275,923                       1.25%              3.06%           1.41%
DeAm Bond 1                                   1,856,710                          $ 20,097,266                0.65 - 2.40%              2.86%
          High Charge Level (240 bps)                               10.28                                                                              1.32%
          Low Charge Level (65 bps)                                 11.06                                                                              3.14%
2002                                          2,101,991                            22,410,527                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.15                                                                              0.18%
          Low Charge Level (65 bps)                                 10.72                                                                              4.85%
DeAm Global Allocation
2003                                          15,841,018                          260,113,420                0.65 - 2.40%              1.26%
          High Charge Level (240 bps)                               11.58                                                                             16.66%
          Low Charge Level (65 bps)                                 17.43                                                                             18.76%
2002                                          19,851,420                          279,798,663                0.65 - 2.40%              3.87%
          High Charge Level (240 bps)                                9.93                                                                             (0.09%)
          Low Charge Level (65 bps)                                 14.68                                                                            (15.98%)
2001                                         26,641,422             17.39         463,184,439                       1.25%               2.72%        (12.97%)
DeAm International Equity
2003                                         12,065,446                           139,254,627                0.65 - 2.40%              0.55%
          High Charge Level (240 bps)                               12.79                                                                             30.70%
          Low Charge Level (65 bps)                                 12.36                                                                             33.04%
2002                                         11,076,317                            97,152,235                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.78                                                                             (0.26%)
          Low Charge Level (65 bps)                                  9.29                                                                            (17.57%)
2001                                         13,627,264             10.77         146,801,965                       1.25%                  -         (33.17%)
DeAm Large-Cap Growth 1
2003                                          3,243,117                            34,108,834                0.65 - 2.40%              0.02%
          High Charge Level (240 bps)                               12.44                                                                             29.07%
          Low Charge Level (65 bps)                                 10.12                                                                             31.38%
2002                                          1,240,744                             9,549,091                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.64                                                                             (0.44%)
          Low Charge Level (65 bps)                                  7.71                                                                            (15.40%)
DeAm Large-Cap Value
2003                                          7,016,075                            70,284,651                0.65 - 2.40%              0.70%
          High Charge Level (240 bps)                               12.32                                                                             23.56%
          Low Charge Level (65 bps)                                  9.77                                                                             25.77%
2002                                          5,640,550                            43,854,980                0.65 - 2.40%              0.34%
          High Charge Level (240 bps)                                9.97                                                                             (0.03%)
          Low Charge Level (65 bps)                                  7.77                                                                            (15.85%)
2001                                          4,575,558              9.15          41,867,147                       1.25%              0.06%          (6.86%)
DeAm Small-Cap Growth
2003                                         43,078,181                         $ 390,757,155                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               13.98                                                                             44.04%
          Low Charge Level (65 bps)                                  9.27                                                                             46.62%
2002                                         46,270,883                           284,715,693                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.71                                                                             (0.35%)
          Low Charge Level (65 bps)                                  6.32                                                                            (26.94%)
2001                                         60,703,791              8.46         513,314,354                       1.25%                  -         (29.43%)
DeAm Small-Cap Value 1
2003                                          4,135,661                            46,726,995                0.65 - 2.40%               0.06%
          High Charge Level (240 bps)                               14.11                                                                             40.02%
          Low Charge Level (65 bps)                                 11.00                                                                             42.52%
2002                                          1,070,115                             8,255,419                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               10.08                                                                              0.09%
          Low Charge Level (65 bps)                                  7.72                                                                            (15.33%)
Federated Aggressive Growth
2003                                         17,696,713                           186,698,252                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               16.30                                                                             65.43%
          Low Charge Level (65 bps)                                  8.49                                                                             68.39%
2002                                          7,054,451                            38,807,731                0.65 - 2.40%                   -
          High Charge Level (240 bps)                                9.86                                                                             (0.17%)
          Low Charge Level (65 bps)                                  5.04                                                                            (29.65%)
2001                                         6,499,066               7.10          46,167,956                       1.25%                0.02%       (21.73%)
Federated High Yield Bond
2003                                        61,278,267                            860,658,494                0.65 - 2.40%                6.36%
          High Charge Level (240 bps)                               12.17                                                                             18.67%
          Low Charge Level (65 bps)                                 15.90                                                                             20.80%
2002                                        47,108,149                            571,448,702                0.65 - 2.40%               10.51%
          High Charge Level (240 bps)                               10.26                                                                              0.31%
          Low Charge Level (65 bps)                                 13.17                                                                             (0.61%)
2001                                        39,130,467              12.64         494,603,861                       1.25%               10.89%        (1.26%)
Gabelli All-Cap Value
2003                                        17,029,290                            178,003,502                0.65 - 2.40%                0.68%
          High Charge Level (240 bps)                               13.31                                                                             32.60%
          Low Charge Level (65 bps)                                 10.41                                                                             34.97%
2002                                        14,512,425                            110,954,956                0.65 - 2.40%                0.72%
          High Charge Level (240 bps)                               10.04                                                                              0.04%
          Low Charge Level (65 bps)                                  7.71                                                                            (21.23%)
2001                                        14,934,570               9.71         144,955,652                       1.25%                0.03%        (3.55%)
Gabelli Small-Cap Value
2003                                        49,565,293                          $ 763,347,794                0.65 - 2.40%                0.18%
          High Charge Level (240 bps)                               13.35                                                                             32.53%
          Low Charge Level (65 bps)                                 17.74                                                                             34.90%
2002                                        40,876,983                            493,562,701                0.65 - 2.40%                0.45%
          High Charge Level (240 bps)                               10.08                                                                              0.09%
          Low Charge Level (65 bps)                                 13.15                                                                             (9.97%)
2001                                       35,483,530               14.08         499,641,677                       1.25%                 0.48%        5.48%
Goldman Sachs Concentrated Growth
2003                                       49,868,112                           1,118,525,070                0.65 - 2.40%                 0.34%
          High Charge Level (240 bps)                               11.56                                                                             22.24%
          Low Charge Level (65 bps)                                 22.02                                                                             24.43%
2002                                       60,039,938                           1,118,623,901                0.65 - 2.40%          0.81%
          High Charge Level (240 bps)                                9.46                                                                             (0.66%)
          Low Charge Level (65 bps)                                 17.69                                                                            (30.29%)
2001                                       84,116,221                7.71       2,331,057,650                       1.25%                     -      (32.63%)
Goldman Sachs Mid-Cap Growth
2003                                       30,464,599                             158,036,066                0.65 - 2.40%                     -
          High Charge Level (240 bps)                               12.68                                                                             28.44%
          Low Charge Level (65 bps)                                  3.70                                                                             30.74%
2002                                       18,856,270                              59,604,210                0.65 - 2.40%                     -
          High Charge Level (240 bps)                                9.87                                                                             (0.16%)
          Low Charge Level (65 bps)                                  2.83                                                                            (27.93%)
2001                                       17,045,776                3.88          66,137,168                       1.25%                 0.08%      (41.01%)
Goldman Sachs Small-Cap Value
2003                                       18,000,465                             334,075,526                0.65 - 2.25%                 0.81%
          High Charge Level (225 bps)                               16.67                                                                             37.91%
          Low Charge Level (65 bps)                                 19.98                                                                             40.17%
2002                                       22,931,650                             308,288,769                0.65 - 2.40%                 0.42%
          High Charge Level (240 bps)                               10.09                                                                              0.11%
          Low Charge Level (65 bps)                                 14.25                                                                             (8.53%)
2001                                       26,220,860               15.12         396,338,558                       1.25%                     -        8.37%
Invesco Capital Income
2003                                       34,631,684                             624,660,252                0.65 - 2.40%                 2.46%
          High Charge Level (240 bps)                               11.58                                                                             17.06%
          Low Charge Level (65 bps)                                 20.31                                                                             19.16%
2002                                       41,317,234                            646,536,064                0.65 - 2.40%                 2.87%
          High Charge Level (240 bps)                                9.89                                                                             (0.13%)
          Low Charge Level (65 bps)                                 17.04                                                                            (18.02%)
2001                                       48,595,962               19.84        964,044,028                       1.25%                  2.30%       (9.87%)
Kinetics Internet 2
2002                                                -                                    $ -                0.65 - 1.65%                  0.19%
          High Charge Level (165 bps)                                                 -                                                               (0.28%)
          Low Charge Level (65 bps)                                                   -                                                               (1.00%)
2001                                            389,350              8.24          3,208,454                       1.25%                      -        2.90%
Lord Abbett Bond Debenture
2003                                         29,164,454                          345,376,922                0.65 - 2.40%                  3.32%
          High Charge Level (240 bps)                               11.85                                                                             15.90%
          Low Charge Level (65 bps)                                 12.21                                                                             17.97%
2002                                         16,189,211                          163,890,817                0.65 - 2.40%                  2.62%
          High Charge Level (240 bps)                               10.23                                                                              0.27%
          Low Charge Level (65 bps)                                 10.35                                                                             (0.25%)
2001                                          5,506,982             10.28         56,635,959                       1.25%                  0.04%        1.59%
Marsico Capital Growth
2003                                        124,377,969                        1,688,227,674                0.65 - 2.40%                      -
          High Charge Level (240 bps)                               12.23                                                                             28.58%
          Low Charge Level (65 bps)                                 15.56                                                                             30.88%
2002                                         96,160,163                        1,064,090,824                0.65 - 2.40%                      -
          High Charge Level (240 bps)                                9.51                                                                             (0.59%)
          Low Charge Level (65 bps)                                 11.89                                                                            (16.11%)
2001                                         85,895,802             13.74       1,180,585,665                       1.25%                     -      (22.81%)
MFS Global Equity
2003                                         10,003,157                           101,775,060                0.65 - 2.40%                             0.16%
          High Charge Level (240 bps)                               12.24                                                                             24.09%
          Low Charge Level (65 bps)                                 10.01                                                                             26.31%
2002                                          7,511,785                            59,353,705                0.65 - 2.40%                 0.01%
          High Charge Level (240 bps)                                9.86                                                                             (0.17%)
          Low Charge Level (65 bps)                                  7.93                                                                            (12.83%)
2001                                          5,806,567              8.94          51,931,371                       1.25%                     -      (11.23%)
MFS Growth
2003                                         82,050,979                           587,305,149                0.65 - 2.40%                     -
          High Charge Level (240 bps)                               11.35                                                                             19.95%
          Low Charge Level (65 bps)                                  7.10                                                                             22.10%
2002                                         90,640,344                           520,897,076                0.65 - 2.40%                     -
          High Charge Level (240 bps)                                9.46                                                                             (0.65%)
          Low Charge Level (65 bps)                                  5.82                                                                            (28.64%)
2001                                        117,716,242              8.02         943,892,034                       1.25%                 0.00%      (22.78%)
MFS Growth with Income
2003                                         12,899,283                         $ 108,240,110                0.65 - 2.40%                 0.37%
          High Charge Level (240 bps)                               11.53                                                                             18.79%
          Low Charge Level (65 bps)                                  8.27                                                                             20.92%
2002                                         12,733,020                            86,558,358                0.65 - 2.40%                 0.44%
          High Charge Level (240 bps)                                9.71                                                                             (0.35%)
          Low Charge Level (65 bps)                                  6.84                                                                            (22.13%)
2001                                         11,896,688              8.64         102,759,926                       1.25%                 0.13%      (16.65%)
Money Market
2003                                        142,666,269                         1,735,626,811                0.65 - 2.40%                0.64%
          High Charge Level (240 bps)                                9.80                                                                             (1.79%)
          Low Charge Level (65 bps)                                 13.80                                                                             (0.03%)
2002                                        214,020,495                         2,711,656,868                0.65 - 2.40%                1.28%
          High Charge Level (240 bps)                                9.98                                                                             (0.02%)
          Low Charge Level (65 bps)                                 13.81                                                                              0.63%
2001                                        184,612,059             13.24       2,445,129,183                       1.25%                3.59%         2.32%
Neuberger & Berman Mid-Cap Growth
2003                                         23,386,566                           350,659,691                0.65 - 2.40%                    -
          High Charge Level (240 bps)                               12.11                                                                             27.43%
          Low Charge Level (65 bps)                                 17.62                                                                             29.72%
2002                                        22,949,001                            280,546,742                0.65 - 2.40%                    -
          High Charge Level (240 bps)                                9.51                                                                             (0.60%)
          Low Charge Level (65 bps)                                 13.59                                                                            (31.66%)
2001                                        25,717,164              18.95         487,415,278                       1.25%                    -       (26.83%)
Neuberger & Berman Mid-Cap Value
2003                                        49,659,568                          1,011,755,055                0.65 - 2.40%                0.21%
          High Charge Level (240 bps)                               13.27                                                                             33.05%
          Low Charge Level (65 bps)                                 24.04                                                                             35.44%
2002                                        45,014,353                            750,296,836                0.65 - 2.40%                0.52%
          High Charge Level (240 bps)                                9.97                                                                             (0.03%)
          Low Charge Level (65 bps)                                 17.75                                                                            (11.14%)
2001                                        47,298,313              20.16         953,653,982                       1.25%                0.14%        (4.39%)
PBHG Small-Cap Growth
2003                                        19,781,570                            328,021,254                0.65 - 2.40%                    -
          High Charge Level (240 bps)                               13.43                                                                               41.76%
          Low Charge Level (65 bps)                                 19.55                                                                               44.30%
2002                                        20,229,481                            246,736,903                0.65 - 2.40%                    -
          High Charge Level (240 bps)                                9.47                                                                             (0.64%)
          Low Charge Level (65 bps)                                 13.55                                                                            (34.83%)
2001                                        23,048,821              19.84         457,181,229                       1.25%                    -        (7.78%)
PIMCO Limited Maturity Bond
2003                                        74,965,699                          $ 998,795,158                0.65 - 2.40%                2.15%
          High Charge Level (240 bps)                               10.16                                                                              0.81%
          Low Charge Level (65 bps)                                 15.42                                                                              2.61%
2002                                        76,971,617                          1,051,871,089                0.65 - 2.40%                4.35%
          High Charge Level (240 bps)                               10.08                                                                              0.09%
          Low Charge Level (65 bps)                                 15.03                                                                              5.52%
2001                                        42,410,807              13.61         577,333,950                       1.25%                4.57%         6.46%
PIMCO Total Return Bond
2003                                       138,372,942                          2,076,469,346                0.65 - 2.40%                3.64%
          High Charge Level (240 bps)                               10.45                                                                              2.79%
          Low Charge Level (65 bps)                                 18.39                                                                              4.64%
2002                                       141,069,615                          2,216,132,059                0.65 - 2.40%                3.90%
          High Charge Level (240 bps)                               10.16                                                                              0.20%
          Low Charge Level (65 bps)                                 17.58                                                                              8.51%
2001                                        99,028,465              15.46       1,530,902,033                       1.25%                 4.73%        7.34%
Sanford Bernstein Core Value
2003                                        17,015,358                            190,735,631                0.65 - 2.40%                0.72%
          High Charge Level (240 bps)                               12.62                                                                             25.23%
          Low Charge Level (65 bps)                                 11.09                                                                             27.48%
2002                                        22,845,449                            198,131,794                0.65 - 2.40%          0.18%
          High Charge Level (240 bps)                               10.07                                                                              0.09%
          Low Charge Level (65 bps)                                  8.70                                                                            (13.81%)
2001                                         4,207,869              10.04          42,266,883                       1.25%                    -          0.30%
Sanford Bernstein Managed Index 500
2003                                        44,902,347                            520,581,722                0.65 - 2.40%                1.20%
          High Charge Level (240 bps)                               12.18                                                                             24.26%
          Low Charge Level (65 bps)                                 12.36                                                                             26.49%
2002                                        45,680,242                            424,773,411                0.65 - 2.40%                1.15%
          High Charge Level (240 bps)                                9.80                                                                             (0.24%)
          Low Charge Level (65 bps)                                  9.77                                                                            (21.15%)
2001                                        48,018,721              12.03         577,437,079                       1.25%                0.22%       (11.28%)
Scudder Japan 3
2002                                                 -                                      -                0.65 - 1.65%                    -
          High Charge Level (165 bps)                                                 -                                                                4.30%
          Low Charge Level (65 bps)                                                   -                                                                2.15%
2001                                           596,230               5.09           3,035,133                       1.25%                    -        (38.31%)
Strong International Equity
2003                                        15,962,091                          $ 332,695,658                0.65 - 2.40%                0.78%
          High Charge Level (240 bps)                               12.68                                                                             27.47%
          Low Charge Level (65 bps)                                 16.49                                                                             29.75%
2002                                        18,007,797                            311,089,214                0.65 - 2.40%                0.68%
          High Charge Level (240 bps)                                9.95                                                                             (0.06%)
          Low Charge Level (65 bps)                                 12.71                                                                            (18.95%)
2001                                        17,388,860              24.28         422,244,622                       1.25%                0.19%       (23.83%)
T. Rowe Price Asset Allocation
2003                                        19,492,726                            353,143,102                0.65 - 2.40%                2.41%
          High Charge Level (240 bps)                               12.05                                                                             21.04%
          Low Charge Level (65 bps)                                 20.98                                                                             23.21%
2002                                        16,819,288                            264,454,961                0.65 - 2.40%                2.90%
          High Charge Level (240 bps)                                9.96                                                                             (0.05%)
          Low Charge Level (65 bps)                                 17.03                                                                            (10.47%)
2001                                        17,579,107              18.15         319,046,785                       1.25%                3.10%        (6.13%)
T. Rowe Price Global Bond
2003                                        17,474,718                            227,916,652                0.65 - 2.40%               3.34%
          High Charge Level (240 bps)                               11.35                                                                             10.15%
          Low Charge Level (65 bps)                                 14.28                                                                             12.13%
2002                                        17,341,771                            208,097,688                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               10.31                                                                              0.37%
          Low Charge Level (65 bps)                                 12.74                                                                             14.28%
2001                                         9,668,062              10.62         102,653,229                       1.25%                   -          1.22%
T. Rowe Price Natural Resources
2003                                         8,214,933                            168,885,192                0.65 - 2.40%               1.40%
          High Charge Level (240 bps)                               13.60                                                                             30.32%
          Low Charge Level (65 bps)                                 25.68                                                                             32.65%
2002                                         6,946,347                            121,238,963                0.65 - 2.40%               1.61%
          High Charge Level (240 bps)                               10.43                                                                              0.52%
          Low Charge Level (65 bps)                                 19.36                                                                             (6.15%)
2001                                         6,565,088              19.71         129,428,870                       1.25%                1.14%        (0.71%)
William Blair International Growth
2003                                        46,081,888                            628,233,135                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               13.28                                                                             36.72%
          Low Charge Level (65 bps)                                 14.43                                                                             39.17%
2002                                        31,110,564                            308,793,205                0.65 - 2.40%               4.13%
          High Charge Level (240 bps)                                9.71                                                                             (0.35%)
          Low Charge Level (65 bps)                                 10.37                                                                            (26.15%)
2001                                        40,507,419              13.54         548,295,456                       1.25%               6.01%        (24.62%)

Davis Funds:
Davis Value
2003                                           737,092                            $ 6,826,770                1.40 - 1.65%               0.86%
          High Charge Level (165 bps)                               12.79                                                                             27.62%
          Low Charge Level (140 bps)                                 9.24                                                                             27.94%
2002                                           660,802                              4,771,411                1.40 - 2.15%               0.70%
          High Charge Level (215 bps)                               10.02                                                                              0.02%
          Low Charge Level (140 bps)                                 7.22                                                                            (17.43%)
2001                                           617,727               8.75           5,402,164                       1.25%                   -        (12.01%)

Evergreen Funds:
VA Blue Chip 4
2003                                                 -                                      -                1.40 - 2.40%                   -
          High Charge Level (240 bps)                                                 -                                                               13.94%
          Low Charge Level (140 bps)                                                  -                                                               14.96%
2002                                          463,307                              2,633,117                1.40 - 2.40%                0.27%
          High Charge Level (240 bps)                                9.70                                                                             (0.36%)
          Low Charge Level (140 bps)                                 5.68                                                                            (23.14%)
2001                                          526,302                7.39          3,891,203                       1.25%                0.32%        (17.78%)
VA Capital Growth 5
2003                                                -                                      -                1.40 - 2.40%                2.46%
          High Charge Level (240 bps)                                                 -                                                               10.08%
          Low Charge Level (140 bps)                                                  -                                                               11.06%
2002                                         707,212                               5,728,230                1.40 - 2.40%               0.41%
          High Charge Level (240 bps)                               10.02                                                                              0.02%
          Low Charge Level (140 bps)                                 8.10                                                                            (23.60%)
2001                                         788,396                10.60          8,358,559                       1.25%               0.44%         (14.17%)
VA Equity Index 6
2003                                               -                                       -                1.40 - 2.40%               1.41%
          High Charge Level (240 bps)                                                 -                                                               22.18%
          Low Charge Level (140 bps)                                                  -                                                               23.38%
2002                                         539,595                               3,391,660                1.40 - 2.40%              1.26%
          High Charge Level (240 bps)                                9.75                                                                             (0.30%)
          Low Charge Level (140 bps)                                 6.29                                                                            (23.55%)
2001                                         526,290                 8.22          4,326,928                       1.25%              1.24%          (13.20%)
VA Foundation
2003                                         886,775                             $ 7,842,305                1.40 - 1.65%              2.25%
          High Charge Level (165 bps)                               10.40                                                                             13.86%
          Low Charge Level (140 bps)                                 8.84                                                                             14.15%
2002                                         949,349                               7,354,951                1.40 - 2.40%              2.12%
          High Charge Level (240 bps)                                9.93                                                                             (0.09%)
          Low Charge Level (140 bps)                                 7.75                                                                            (10.93%)
2001                                       1,019,799                 8.70          8,870,162                       1.25%               2.32%          (9.85%)
VA Fund
2003                                         285,261                               2,973,771                1.40 - 1.65%                   -
          High Charge Level (165 bps)                               10.42                                                                              0.31%
          Low Charge Level (140 bps)                                10.42                                                                              0.31%
VA Global Leaders 7
2003                                               -                                      -                0.65 - 2.40%               0.64%
          High Charge Level (240 bps)                                                 -                                                               14.08%
          Low Charge Level (65 bps)                                                   -                                                               15.87%
2002                                       1,785,421                             12,719,464                0.65 - 2.40%               0.71%
          High Charge Level (240 bps)                                9.66                                                                             (0.40%)
          Low Charge Level (65 bps)                                  7.25                                                                            (20.78%)
2001                                       1,520,376                 9.00        13,688,682                       1.25%               0.28%         (14.64%)
VA Growth & Income
2003                                         574,860                              6,026,736                1.40 - 1.65%              0.03%
          High Charge Level (165 bps)                               10.48                                                                              0.36%
          Low Charge Level (140 bps)                                10.48                                                                              0.36%
VA International Equity
2003                                       1,729,998                             18,720,657                0.65 - 2.40%              8.52%
          High Charge Level (240 bps)                               12.71                                                                             28.03%
          Low Charge Level (65 bps)                                 10.46                                                                              0.34%
2002                                         45,975                                 377,265                1.40 - 2.40%              1.43%
          High Charge Level (240 bps)                                9.92                                                                             (0.09%)
          Low Charge Level (140 bps)                                 8.21                                                                            (11.72%)
2001                                         45,358                  9.30           421,638                       1.25%              0.47%           (16.80%)
VA Omega
2003                                      3,868,364                              28,768,390                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               13.13                                                                             36.68%
          Low Charge Level (65 bps)                                  9.36                                                                             39.13%
2002                                      2,670,586                              13,350,314                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.61                                                                             (0.47%)
          Low Charge Level (65 bps)                                  6.73                                                                            (25.87%)
2001                                      2,585,848                  6.71        17,341,986                       1.25%                 -            (10.73%)
VA Perpetual International 20
2001                                              -                     -               $ -                       1.25%             0.85%            (21.21%)
VA Special Equity
2003                                      5,050,359                              55,977,860                0.65 - 2.25%                 -
          High Charge Level (225 bps)                                8.83                                                                             48.56%
          Low Charge Level (65 bps)                                 11.08                                                                             50.98%
2002                                      2,553,384                              18,350,688                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.85                                                                             (0.18%)
          Low Charge Level (65 bps)                                  7.34                                                                            (27.65%)
2001                                      2,540,062                  9.98        25,340,271                       1.25%                 -             (9.39%)
VA Special Values
2003                                        312,372                               4,886,867                1.40 - 1.65%             0.12%
          High Charge Level (165 bps)                               13.03                                                                             27.38%
          Low Charge Level (140 bps)                                15.68                                                                             27.70%
2002                                        318,168                               3,907,168                1.40 - 2.15%             2.25%
          High Charge Level (215 bps)                               10.22                                                                              0.27%
          Low Charge Level (140 bps)                                12.28                                                                            (13.82%)
2001                                        258,972                 14.25         3,690,353                       1.25%             0.33%             16.46%
VA Strategic Income
2003                                        520,820                               7,001,850                1.40 - 1.65%                 -
          High Charge Level (165 bps)                               11.77                                                                             14.47%
          Low Charge Level (140 bps)                                13.45                                                                             14.76%
2002                                        500,680                               5,868,995                1.40 - 2.15%             6.52%
          High Charge Level (215 bps)                               10.28                                                                              0.33%
          Low Charge Level (140 bps)                                11.72                                                                             13.91%
2001                                        341,316                 10.29         3,512,462                       1.25%             8.57%              4.72%

First Trust:
10 Uncommon Values
2003                                      2,247,231                               9,486,380                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               13.17                                                                             34.35%
          Low Charge Level (65 bps)                                  4.07                                                                             36.06%
2002                                      2,222,766                               6,759,630                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                9.80                                                                             (0.24%)
          Low Charge Level (65 bps)                                  2.99                                                                            (37.26%)
2001                                      2,255,266                  4.72        10,636,782                       1.25%                 -            (36.54%)
Energy
2003                                        208,614                             $ 2,838,672                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               13.65                                                                             30.08%
          Low Charge Level (100 bps)                                13.61                                                                             30.41%
2002                                        228,757                               2,386,671                1.00 - 1.75%                 -
          High Charge Level (175 bps)                               10.49                                                                              0.58%
          Low Charge Level (100 bps)                                10.43                                                                             (5.47%)
Financial Services
2003                                        373,550                               4,761,175                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               12.78                                                                             31.34%
          Low Charge Level (100 bps)                                12.74                                                                             31.67%
2002                                        382,046                               3,697,575                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.73                                                                             (0.33%)
          Low Charge Level (100 bps)                                 9.68                                                                            (15.24%)
Global Target 15
2003                                        286,091                               3,049,311                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               12.96                                                                             32.43%
          Low Charge Level (100 bps)                                10.59                                                                             32.76%
2002                                        293,636                               2,341,685                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.78                                                                             (0.27%)
          Low Charge Level (100 bps)                                 7.97                                                                            (15.55%)
NASDAQ Target 15
2003                                       569,649                                5,070,373                       1.00%                 -
          High Charge Level (100 bps)                                8.90                                                                             34.66%
          Low Charge Level (100 bps)                                 8.90                                                                             34.66%
2002                                       621,380                                4,107,326                1.00 - 1.25%                 -
          High Charge Level (125 bps)                                9.71                                                                             (2.85%)
          Low Charge Level (100 bps)                                 6.61                                                                            (26.90%)
Pharmaceutical
2003                                       411,777                                4,119,206                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               11.48                                                                             18.16%
          Low Charge Level (100 bps)                                 9.92                                                                             18.46%
2002                                       412,689                                3,456,678                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.71                                                                             (0.35%)
          Low Charge Level (100 bps)                                 8.37                                                                            (29.05%)
S&P Target 24
2003                                       757,111                              $ 5,553,070                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               11.89                                                                             22.55%
          Low Charge Level (100 bps)                                 7.30                                                                             22.86%
2002                                       802,267                                4,767,379                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.69                                                                             (0.37%)
          Low Charge Level (100 bps)                                 5.94                                                                            (15.46%)
Target Managed VIP
2003                                     2,174,647                               20,497,349                1.00 - 1.25%                 -
          High Charge Level (125 bps)                               13.20                                                                             33.25%
          Low Charge Level (100 bps)                                 8.36                                                                             33.58%
2002                                     1,908,301                               12,064,638                1.00 - 1.75%                 -
          High Charge Level (175 bps)                                9.90                                                                             (0.12%)
          Low Charge Level (100 bps)                                 6.26                                                                            (21.79%)
Technology
2003                                      435,367                                 2,073,039                       1.00%                 -
          High Charge Level (100 bps)                                4.76                                                                             45.14%
          Low Charge Level (100 bps)                                 4.76                                                                             45.14%
2002                                      450,643                                 1,478,398                1.00 - 1.25%                 -
          High Charge Level (125 bps)                                9.40                                                                             (5.97%)
          Low Charge Level (100 bps)                                 3.28                                                                            (42.04%)
The Dow DART 10
2003                                      527,356                                4,269,659                1.00 - 1.25%                  -
          High Charge Level (125 bps)                               12.05                                                                             18.42%
          Low Charge Level (100 bps)                                 8.02                                                                             18.72%
2002                                      624,380                                4,217,784                1.00 - 1.75%                  -
          High Charge Level (175 bps)                               10.17                                                                              0.20%
          Low Charge Level (100 bps)                                 6.76                                                                            (19.09%)
Value Line Target 25
2003                                    1,541,426                                4,932,457                       1.00%                  -
          High Charge Level (100 bps)                                3.20                                                                             39.52%
          Low Charge Level (100 bps)                                 3.20                                                                             39.52%
2002                                    1,300,318                                2,982,318                1.00 - 1.25%                  -
          High Charge Level (125 bps)                                9.94                                                                             (0.57%)
          Low Charge Level (100 bps)                                 2.29                                                                            (43.46%)

Galaxy VIP Funds:
VIP Asset Allocation 8
2003                                            -                                      $ -                1.00 - 1.25%                 0.17%
          High Charge Level (125 bps)                                                 -                                                                0.02%
          Low Charge Level (100 bps)                                                  -                                                                0.03%
2002                                    2,322,229                               34,411,535                1.00 - 1.25%                 0.07%
          High Charge Level (125 bps)                                9.85                                                                             (1.54%)
          Low Charge Level (100 bps)                                14.82                                                                            (16.76%)
VIP Growth & Income 9
2003                                            -                                        -                1.00 - 1.25%                 0.06%
          High Charge Level (125 bps)                                                 -                                                               (0.62%)
          Low Charge Level (100 bps)                                                  -                                                               (0.60%)
2002                                     656,671                                 5,206,397                1.00 - 1.25%                 0.01%
          High Charge Level (125 bps)                                9.90                                                                             (1.03%)
          Low Charge Level (100 bps)                                 7.93                                                                            (27.02%)
VIP Money Market 10
2003                                           -                                         -                1.00 - 1.25%                 0.05%
          High Charge Level (125 bps)                                                 -                                                               (0.04%)
          Low Charge Level (100 bps)                                                  -                                                               (0.02%)
2002                                     754,142                                 9,764,381                1.00 - 1.25%                 0.02%
          High Charge Level (125 bps)                                9.99                                                                             (0.06%)
          Low Charge Level (100 bps)                                12.95                                                                              0.20%
VIP Quality Plus Bond 11
2003                                           -                                         -                1.00 - 1.25%                 0.35%
          High Charge Level (125 bps)                                                 -                                                                0.11%
          Low Charge Level (100 bps)                                                  -                                                                0.13%
2002                                     613,722                                10,203,772                1.00 - 1.25%                 0.09%
          High Charge Level (125 bps)                               10.16                                                                              1.56%
          Low Charge Level (100 bps)                                16.63                                                                              9.23%
VIP Small Company Growth 12
2003                                           -                                         -                1.00 - 1.25%                     -
          High Charge Level (125 bps)                                                 -                                                               (1.51%)
          Low Charge Level (100 bps)                                                  -                                                               (1.49%)
2002                                      287,035                                2,489,494                1.00 - 1.25%                     -
          High Charge Level (125 bps)                                9.83                                                                             (1.66%)
          Low Charge Level (100 bps)                                 8.67                                                                            (33.61%)

Gartmore Funds 13:
GVIT Developing Markets
2003                                   16,006,678                             $ 157,916,220                0.65 - 2.40%                0.08%
          High Charge Level (240 bps)                               15.47                                                                             55.87%
          Low Charge Level (65 bps)                                  9.63                                                                             58.66%
2002                                   12,059,215                                70,889,469                0.65 - 2.40%                0.13%
          High Charge Level (240 bps)                                9.93                                                                             (0.09%)
          Low Charge Level (65 bps)                                  6.07                                                                            (10.27%)
2001                                   14,095,135                    6.50        91,629,764                       1.25%                    -          (8.26%)

INVESCO Variable Investment Funds:
VIF Dynamics
2003                                    9,813,234                                85,022,169                0.65 - 2.40%                   -
          High Charge Level (240 bps)                               13.05                                                                             34.52%
          Low Charge Level (65 bps)                                  8.46                                                                             36.93%
2002                                   10,277,990                                62,724,192                0.65 - 2.40%                   -
          High Charge Level (240 bps)                                9.70                                                                             (0.36%)
          Low Charge Level (65 bps)                                  6.18                                                                            (32.34%)
2001                                   13,391,660                    8.98       120,295,329                       1.25%                   -         (32.10%)
VIF Financial Services
2003                                    7,446,589                                98,077,552                0.65 - 2.40%               0.51%
          High Charge Level (240 bps)                               12.54                                                                             26.47%
          Low Charge Level (65 bps)                                 13.81                                                                             28.74%
2002                                    8,207,393                                85,332,946                0.65 - 2.40%               0.48%
          High Charge Level (240 bps)                                9.91                                                                             (0.10%)
          Low Charge Level (65 bps)                                 10.73                                                                            (15.45%)
2001                                   11,612,048                   12.48       144,864,867                       1.25%               0.22%          (11.15%)
VIF Health Sciences
2003                                   11,072,391                               129,594,616                0.65 - 2.25%                   -
          High Charge Level (225 bps)                               10.85                                                                              1.87%
          Low Charge Level (65 bps)                                 12.19                                                                             26.95%
2002                                   12,424,845                               115,834,514                0.65 - 2.40%                   -
          High Charge Level (240 bps)                                9.51                                                                             (0.59%)
          Low Charge Level (65 bps)                                  9.60                                                                            (24.94%)
2001                                   17,419,141                   12.58       219,115,896                       1.25%                0.33%         (13.81%)
VIF Technology
2003                                   18,239,131                              $ 92,924,281                0.65 - 1.90%                    -
          High Charge Level (190 bps)                               13.35                                                                             42.53%
          Low Charge Level (65 bps)                                  5.17                                                                             44.34%
2002                                   19,761,036                                69,602,006                0.65 - 1.90%                    -
          High Charge Level (190 bps)                                9.37                                                                             (0.76%)
          Low Charge Level (65 bps)                                  3.58                                                                            (47.19%)
2001                                   26,652,622                    6.66       177,600,254                       1.25%                    -         (39.68%)
VIF Telecommunications
2003                                    8,521,392                                28,996,735                0.65 - 2.15%                    -
          High Charge Level (215 bps)                               12.39                                                                             31.42%
          Low Charge Level (65 bps)                                  3.32                                                                             33.43%
2002                                    9,858,062                                24,274,294                0.65 - 2.40%                    -
          High Charge Level (240 bps)                                9.42                                                                             (0.70%)
          Low Charge Level (65 bps)                                  2.49                                                                            (51.13%)
2001                                   13,553,158                    5.01        67,891,196                       1.25%                    -         (59.85%)

Liberty VS Funds:
Asset Allocation VS
2003                                    2,207,046                                26,543,155                       1.00%                   -
          High Charge Level (100 bps)                               12.03                                                                             15.10%
          Low Charge Level (100 bps)                                12.03                                                                             15.10%
Columbia High Yield VS
2003                                      104,701                                 1,382,325                       1.00%               6.50%
          High Charge Level (100 bps)                               13.20                                                                             11.25%
          Low Charge Level (100 bps)                                13.20                                                                             11.25%
2002                                      112,694                                 1,337,459                1.00 - 1.25%               0.13%
          High Charge Level (125 bps)                               10.14                                                                              1.40%
          Low Charge Level (100 bps)                                11.87                                                                              1.71%
Columbia Real Estate Equity VS
2003                                       42,830                                   646,143                       1.00%               2.38%
          High Charge Level (100 bps)                               15.09                                                                             32.36%
          Low Charge Level (100 bps)                                15.09                                                                             32.36%
2002                                       57,215                                   652,147                1.00 - 1.25%               0.21%
          High Charge Level (125 bps)                               10.37                                                                              3.67%
          Low Charge Level (100 bps)                                11.40                                                                              1.54%
Equity VS
2003                                    1,440,181                              $ 26,604,334                       1.00%               0.34%
          High Charge Level (100 bps)                               18.47                                                                             22.89%
          Low Charge Level (100 bps)                                18.47                                                                             22.89%
2002                                    1,675,255                                25,181,706                1.00 - 1.25%               0.03%
          High Charge Level (125 bps)                                9.59                                                                             (4.10%)
          Low Charge Level (100 bps)                                15.03                                                                            (28.36%)
Federal Securities VS
2003                                      781,490                                 7,912,658                       1.00%                   -
          High Charge Level (100 bps)                               10.13                                                                              0.93%
          Low Charge Level (100 bps)                                10.13                                                                              0.93%
Money Market VS
2003                                      591,046                                 5,895,419                       1.00%               0.13%
          High Charge Level (100 bps)                                9.97                                                                             (0.19%)
          Low Charge Level (100 bps)                                 9.97                                                                             (0.19%)
Small Company Growth VS
2003                                      151,571                                 2,277,895                       1.00%                   -
          High Charge Level (100 bps)                               15.03                                                                             36.51%
          Low Charge Level (100 bps)                                15.03                                                                             36.51%

Profunds:
VP Asia 30
2003                                    3,845,051                                49,126,629                0.65 - 2.25%              0.07%
          High Charge Level (225 bps)                               10.43                                                                              0.93%
          Low Charge Level (65 bps)                                 12.78                                                                             63.85%
2002                                    2,391,617                                18,578,331                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.86                                                                             (0.17%)
          Low Charge Level (65 bps)                                  7.80                                                                            (14.75%)
VP Banks
2003                                      517,386                                 5,759,217                0.65 - 2.40%             0.90%
          High Charge Level (240 bps)                               12.79                                                                             26.28%
          Low Charge Level (65 bps)                                 11.08                                                                             28.55%
2002                                      673,432                                 5,781,431                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.13                                                                              0.15%
          Low Charge Level (65 bps)                                  8.62                                                                             (9.25%)
VP Basic Materials
2003                                    4,605,719                              $ 50,922,025                0.65 - 2.15%             0.27%
          High Charge Level (215 bps)                               13.31                                                                             28.75%
          Low Charge Level (65 bps)                                 11.13                                                                             30.72%
2002                                      454,639                                 3,851,799                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.33                                                                              0.40%
          Low Charge Level (65 bps)                                  8.52                                                                             (9.96%)
VP Bear
2003                                    5,782,535                                53,661,698                0.65 - 2.50%                 -
          High Charge Level (250 bps)                                9.29                                                                             (1.56%)
          Low Charge Level (65 bps)                                 10.45                                                                            (25.08%)
2002                                    5,916,783                                77,642,614                0.65 - 2.40%             0.29%
          High Charge Level (240 bps)                               10.12                                                                              0.15%
          Low Charge Level (65 bps)                                 13.95                                                                             20.03%
2001                                    3,059,897                   11.54        35,300,301                       1.25%                  -            14.48%
VP Biotechnology
2003                                    1,929,427                                14,278,862                0.65 - 1.90%                  -
          High Charge Level (190 bps)                               13.53                                                                             37.13%
          Low Charge Level (65 bps)                                  7.27                                                                             38.88%
2002                                    2,705,640                                14,211,616                0.65 - 1.90%              -
          High Charge Level (190 bps)                                9.86                                                                             (0.16%)
          Low Charge Level (65 bps)                                  5.23                                                                            (37.92%)
2001                                    5,093,235                    8.37        42,620,918                       1.25%                  -         (15.38%)
VP Bull
2003                                   13,720,881                               137,283,735                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               11.94                                                                             22.57%
          Low Charge Level (65 bps)                                 10.01                                                                             24.77%
2002                                    7,699,930                                61,470,741                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.74                                                                             (0.31%)
          Low Charge Level (65 bps)                                  8.02                                                                            (13.28%)
VP Consumer Cyclical
2003                                      403,045                                 3,777,286                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               11.59                                                                             23.76%
          Low Charge Level (65 bps)                                  9.19                                                                             25.97%
2002                                      473,010                                 3,438,705                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.37                                                                             (0.76%)
          Low Charge Level (65 bps)                                  7.29                                                                            (18.16%)
VP Consumer Non-Cyclical
2003                                      244,725                               $ 2,406,488                0.65 - 2.25%              0.38%
          High Charge Level (225 bps)                               10.67                                                                              1.48%
          Low Charge Level (65 bps)                                  9.81                                                                             17.69%
2002                                      596,903                                 4,951,920                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.90                                                                             (0.12%)
          Low Charge Level (65 bps)                                  8.33                                                                            (11.19%)
VP Energy
2003                                    4,640,216                                44,342,460                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               12.07                                                                             19.34%
          Low Charge Level (65 bps)                                  9.26                                                                             21.48%
2002                                    2,508,817                                19,239,972                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.11                                                                              0.13%
          Low Charge Level (65 bps)                                  7.63                                                                            (17.58%)
2001                                    2,299,149                    9.19        21,123,539                       1.25%                  -            (7.66%)
VP Europe 30
2003                                   12,852,129                               108,778,242                0.65 - 2.25%              0.20%
          High Charge Level (225 bps)                               11.09                                                                              2.39%
          Low Charge Level (65 bps)                                  8.14                                                                             37.83%
2002                                    2,901,626                                17,373,410                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.69                                                                             (0.37%)
          Low Charge Level (65 bps)                                  5.91                                                                            (26.25%)
2001                                    5,711,763                    7.87        44,975,990                       1.25%                  -           (25.18%)
VP Financial
2003                                    1,706,565                                17,790,626                0.65 - 2.15%              0.17%
          High Charge Level (215 bps)                               12.42                                                                             26.21%
          Low Charge Level (65 bps)                                 10.06                                                                             28.15%
2002                                    1,404,659                                11,125,290                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.84                                                                             (0.20%)
          Low Charge Level (65 bps)                                  7.85                                                                            (15.44%)
2001                                    2,154,106                    9.22        19,854,014                       1.25%                  -            (7.38%)
VP Healthcare
2003                                    2,641,542                                23,349,294                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.99                                                                             14.61%
          Low Charge Level (65 bps)                                  8.44                                                                             16.66%
2002                                    1,863,359                                13,631,553                0.65 - 2.40%                  -
          High Charge Level (240 bps)                                9.59                                                                             (0.50%)
          Low Charge Level (65 bps)                                  7.23                                                                            (23.19%)
2001                                    3,489,097                    9.35        32,629,559                       1.25%                  -            (6.11%)
VP Industrial
2003                                    1,160,314                              $ 11,751,557                0.65 - 2.15%                  -
          High Charge Level (215 bps)                               12.81                                                                             25.64%
          Low Charge Level (65 bps)                                 10.18                                                                             27.57%
2002                                      142,806                                 1,134,128                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.20                                                                              0.24%
          Low Charge Level (65 bps)                                  7.98                                                                            (13.55%)
VP Internet
2003                                      986,421                                14,856,990                0.65 - 1.90%                  -
          High Charge Level (190 bps)                               16.67                                                                             74.61%
          Low Charge Level (65 bps)                                 15.25                                                                             76.83%
2002                                    3,365,832                                28,883,787                0.65 - 1.90%                  -
          High Charge Level (190 bps)                                9.55                                                                             (0.55%)
          Low Charge Level (65 bps)                                  8.63                                                                             (9.23%)
VP Japan
2003                                    2,740,092                                25,192,150                0.65 - 2.15%                  -
          High Charge Level (215 bps)                               12.67                                                                             24.05%
          Low Charge Level (65 bps)                                  9.18                                                                             25.95%
2002                                      423,667                                 3,072,749                0.65 - 2.40%                  -
          High Charge Level (240 bps)                               10.21                                                                              0.25%
          Low Charge Level (65 bps)                                  7.29                                                                            (18.20%)
VP Mid-Cap Growth
2003                                    4,689,426                                46,542,921                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               12.25                                                                             24.84%
          Low Charge Level (65 bps)                                  9.85                                                                             27.08%
2002                                    1,951,944                                15,064,969                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.81                                                                             (0.23%)
          Low Charge Level (65 bps)                                  7.75                                                                            (15.08%)
VP Mid-Cap Value
2003                                    4,741,994                                50,523,142                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               13.33                                                                             32.49%
          Low Charge Level (65 bps)                                 10.41                                                                             34.86%
2002                                    1,623,274                                12,488,279                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.06                                                                              0.07%
          Low Charge Level (65 bps)                                  7.72                                                                            (15.33%)
VP OTC
2003                                   25,158,040                             $ 153,443,704                0.65 - 2.15%                 -
          High Charge Level (215 bps)                               13.44                                                                             43.59%
          Low Charge Level (65 bps)                                  5.16                                                                             45.79%
2002                                   20,541,100                                75,788,475                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.35                                                                             (0.78%)
          Low Charge Level (65 bps)                                  3.54                                                                            (39.02%)
2001                                   11,681,189                    5.77        67,352,846                       1.25%                 -            (39.90%)
VP Pharmaceuticals
2003                                    1,316,013                                11,849,779                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.91                                                                              3.06%
          Low Charge Level (65 bps)                                  9.04                                                                              4.91%
2002                                      398,047                                 3,413,320                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.62                                                                             (0.46%)
          Low Charge Level (65 bps)                                  8.62                                                                             (9.29%)
VP Precious Metals
2003                                    5,642,672                                76,188,651                0.65 - 2.50%                 -
          High Charge Level (250 bps)                               11.55                                                                              3.39%
          Low Charge Level (65 bps)                                 13.52                                                                             38.33%
2002                                    5,720,667                                55,647,939                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               11.30                                                                              1.56%
          Low Charge Level (65 bps)                                  9.77                                                                             (1.54%)
VP Real Estate
2003                                    2,564,420                                35,195,649                0.65 - 2.15%             2.00%
          High Charge Level (215 bps)                               13.29                                                                             30.29%
          Low Charge Level (65 bps)                                 14.25                                                                             32.29%
2002                                    1,996,929                                20,864,731                0.65 - 2.40%             4.67%
          High Charge Level (240 bps)                               10.20                                                                              0.24%
          Low Charge Level (65 bps)                                 10.77                                                                             (0.63%)
2001                                    3,592,834                   10.76        38,669,672                       1.25%                 -           7.19%
VP Rising Rates Opportunity
2003                                    5,315,681                                 41,217,552                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.07                                                                             (6.41%)
          Low Charge Level (65 bps)                                  7.69                                                                             (4.74%)
2002                                    889,614                                   7,167,747                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.69                                                                             (0.38%)
          Low Charge Level (65 bps)                                  8.07                                                                            (12.95%)
VP Semiconductor
2003                                  1,915,121                                $ 18,306,502                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               15.93                                                                             84.74%
          Low Charge Level (65 bps)                                  9.67                                                                             87.10%
2002                                    736,544                                   3,789,129                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                8.62                                                                             (1.66%)
          Low Charge Level (65 bps)                                  5.17                                                                            (32.42%)
VP Short OTC
2003                                  4,453,229                                  30,228,856                0.65 - 2.40%             0.76%
          High Charge Level (240 bps)                                6.38                                                                            (38.81%)
          Low Charge Level (65 bps)                                  6.90                                                                            (37.71%)
2002                                  1,273,948                                  14,028,043                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.43                                                                              0.52%
          Low Charge Level (65 bps)                                 11.07                                                                              7.22%
VP Small-Cap Growth
2003                                 14,600,310                                 153,408,108                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               12.98                                                                             31.10%
          Low Charge Level (65 bps)                                 10.34                                                                             33.45%
2002                                  3,107,525                                  23,967,965                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.90                                                                             (0.12%)
          Low Charge Level (65 bps)                                  7.75                                                                            (15.13%)
VP Small-Cap Value
2003                                 14,977,525                                 147,141,957                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               13.33                                                                             31.45%
          Low Charge Level (65 bps)                                  9.55                                                                             33.81%
2002                                  4,098,250                                  29,160,830                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.14                                                                              0.17%
          Low Charge Level (65 bps)                                  7.14                                                                            (19.21%)
VP Technology
2003                                  3,794,916                                  20,788,095                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               13.30                                                                             43.19%
          Low Charge Level (65 bps)                                  5.09                                                                             45.02%
2002                                  3,619,421                                  13,170,856                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                9.29                                                                             (0.86%)
          Low Charge Level (65 bps)                                  3.51                                                                            (41.07%)
2001                                  2,524,295                      5.91         4,136,919                       1.25%                 -            (38.54%)
VP Telecommunications
2003                                  1,363,145                                 $ 7,490,179                0.65 - 2.15%                 -
          High Charge Level (215 bps)                               10.05                                                                              0.26%
          Low Charge Level (65 bps)                                  4.49                                                                              1.80%
2002                                  3,677,413                                  16,790,652                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.02                                                                              0.03%
          Low Charge Level (65 bps)                                  4.41                                                                            (38.24%)
2001                                    583,065                      7.10        95,662,983                       1.25%                 -            (27.38%)
VP U.S. Government Plus
2003                                  3,342,258                                  36,696,161                0.65 - 2.15%             3.92%
          High Charge Level (215 bps)                                9.72                                                                             (4.64%)
          Low Charge Level (65 bps)                                 11.27                                                                             (3.18%)
2002                                 10,741,332                                 124,290,371                0.65 - 2.40%             1.63%
          High Charge Level (240 bps)                               10.19                                                                              0.23%
          Low Charge Level (65 bps)                                 11.64                                                                             10.98%
VP Ultra Bull
2003                                  7,766,455                                  59,634,749                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               14.42                                                                             50.03%
          Low Charge Level (65 bps)                                  7.26                                                                             51.94%
2002                                  7,378,804                                  35,369,793                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                9.61                                                                             (0.47%)
          Low Charge Level (65 bps)                                  4.78                                                                            (36.52%)
2001                                  7,628,819                      7.47        56,987,150                       1.25%                 -            (23.84%)
VP Ultra Mid-Cap
2003                                  3,833,081                                  38,352,066                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               16.37                                                                             66.02%
          Low Charge Level (65 bps)                                  9.71                                                                             68.99%
2002                                  3,049,594                                  17,447,828                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.86                                                                             (0.17%)
          Low Charge Level (65 bps)                                  5.75                                                                            (28.54%)
VP Ultra OTC
2003                                 77,397,873                                 110,190,184                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               17.30                                                                             98.82%
          Low Charge Level (65 bps)                                  1.21                                                                            101.35%
2002                                 73,515,333                                  45,937,392                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                8.70                                                                             (1.57%)
          Low Charge Level (65 bps)                                  0.60                                                                            (69.15%)
2001                                 50,124,696                      1.91        83,740,574                       1.25%                 -            (69.16%)
VP Ultra Small-Cap
2003                                  8,428,281                                $ 83,335,256                0.65 - 1.90%                 -
          High Charge Level (190 bps)                               19.43                                                                             95.67%
          Low Charge Level (65 bps)                                  9.61                                                                             98.16%
2002                                  6,340,353                                  30,345,648                0.65 - 1.90%                 -
          High Charge Level (190 bps)                                9.93                                                                             (0.08%)
          Low Charge Level (65 bps)                                  4.85                                                                            (42.98%)
2001                                 10,010,482                      8.37        14,920,314                       1.25%                 -             (8.91%)
VP Utilities
2003                                  2,837,987                                  22,637,616                0.65 - 2.15%          2.27%
          High Charge Level (215 bps)                               12.60                                                                             18.76%
          Low Charge Level (65 bps)                                  7.45                                                                             20.58%
2002                                  4,113,821                                  26,021,156                0.65 - 2.40%                 -
          High Charge Level (240 bps)                               10.60                                                                              0.73%
          Low Charge Level (65 bps)                                  6.18                                                                            (24.43%)
2001                                  1,589,344                      8.12        12,907,953                       1.25%                 -            (17.70%)

Prudential Funds:
SP Jennison Int'l Growth
2003                                  2,705,434                                  23,292,272                0.65 - 2.25%                 -
          High Charge Level (225 bps)                                7.54                                                                             36.02%
          Low Charge Level (65 bps)                                  7.87                                                                             38.24%
2002                                    696,634                                   4,152,032                0.65 - 2.40%                 -
          High Charge Level (240 bps)                                9.58                                                                             (0.50%)
          Low Charge Level (65 bps)                                  5.69                                                                            (23.34%)
2001                                    273,843                      7.39         2,023,829                       1.25%          0.11%            (17.52%)

Rydex Inc:
Rydex Nova
2003                                  2,051,127                                  11,451,799                0.65 - 1.40%                 -
          High Charge Level (140 bps)                                5.57                                                                             37.24%
          Low Charge Level (65 bps)                                  5.77                                                                             38.28%
2002                                  2,805,743                                  11,407,246                0.65 - 2.15%             5.02%
          High Charge Level (215 bps)                                9.59                                                                             (0.50%)
          Low Charge Level (65 bps)                                  4.18                                                                            (36.14%)
2001                                  3,990,618                      6.41        25,570,952                       1.25%              8.28%           (24.65%)
Rydex OTC
2003                                  8,736,764                                $ 50,307,077                0.65 - 1.65%                   -
          High Charge Level (165 bps)                               13.39                                                                             43.02%
          Low Charge Level (65 bps)                                  5.95                                                                             44.47%
2002                                 11,071,951                                  44,381,267                0.65 - 2.15%                   -
          High Charge Level (215 bps)                                9.35                                                                             (0.78%)
          Low Charge Level (65 bps)                                  4.12                                                                            (39.25%)
2001                                 15,866,046                      6.65       105,471,178                       1.25%                   -          (36.09%)
Rydex Ursa
2003                                    186,419                                  2,028,404                 1.00 - 1.40%                   -
          High Charge Level (140 bps)                               10.88                                                                            (24.72%)
          Low Charge Level (100 bps)                                11.08                                                                            (24.41%)
2002                                    239,938                                  3,467,739                0.65 - 2.15%                1.08%
          High Charge Level (215 bps)                               10.14                                                                              0.16%
          Low Charge Level (65 bps)                                 14.85                                                                             20.85%
2001                                    351,487                     12.05        4,233,769                       1.25%                6.29%           13.38%

Wells Fargo Variable Trust (WFVT):
Asset Allocation
2003                                  7,245,117                                151,438,296                1.40 - 1.90%               1.73%
          High Charge Level (190 bps)                               11.75                                                                             19.78%
          Low Charge Level (140 bps)                                20.98                                                                             20.39%
2002                                  8,339,619                                145,328,093                1.40 - 2.15%              3.00%
          High Charge Level (215 bps)                                9.81                                                                             (0.23%)
          Low Charge Level (140 bps)                                17.43                                                                            (14.07%)
2001                                 10,328,629                     20.28      209,488,644                       1.25%               1.58%            (8.26%)
Equity Income
2003                                  2,327,701                                 23,153,132                0.65 - 2.25%               1.58%
          High Charge Level (225 bps)                               15.29                                                                             23.37%
          Low Charge Level (65 bps)                                 16.10                                                                             25.39%
2002                                  1,600,734                                 12,283,990                0.65 - 2.40%               1.70%
          High Charge Level (240 bps)                                9.90                                                                             (0.12%)
          Low Charge Level (65 bps)                                 12.84                                                                            (19.79%)
2001                                  1,019,937                      9.37        9,556,312                       1.25%               1.05%            (6.74%)
Equity Value
2003                                  2,644,097                                 21,791,517                0.65 - 2.25%               1.51%
          High Charge Level (225 bps)                                8.77                                                                             22.74%
          Low Charge Level (65 bps)                                  8.54                                                                             24.75%
2002                                  3,053,622                                 20,214,845                0.65 - 2.40%               1.22%
          High Charge Level (240 bps)                                9.97                                                                             (0.04%)
          Low Charge Level (65 bps)                                  6.84                                                                            (24.58%)
2001                                  3,705,869                      8.83       32,706,250                       1.25%               0.59%            (7.70%)
Growth
2003                                  2,373,768                               $ 39,778,658                1.40 - 1.65%                   -
          High Charge Level (165 bps)                               11.65                                                                             21.55%
          Low Charge Level (140 bps)                                16.78                                                                             21.86%
2002                                  2,940,057                                 40,473,461                1.40 - 2.15%               0.12%
          High Charge Level (215 bps)                                9.58                                                                             (0.51%)
          Low Charge Level (140 bps)                                13.77                                                                            (26.88%)
2001                                  3,783,815                     18.83       71,244,836                       1.25%               0.01%         (20.34%)
International Equity
2003                                   309,343                                   2,409,034                1.40 - 1.65%               0.32%
          High Charge Level (165 bps)                               12.71                                                                             29.29%
          Low Charge Level (140 bps)                                 7.26                                                                             29.62%
2002                                   261,088                                   1,479,307                1.40 - 2.15%               0.19%
          High Charge Level (215 bps)                                9.82                                                                             (0.22%)
          Low Charge Level (140 bps)                                 5.60                                                                            (24.00%)
2001                                   205,255                       7.37        1,512,122                       1.25%               0.02%           (17.27%)
Large Company Growth
2003                                 1,878,768                                  15,553,927                1.40 - 1.90%                   -
          High Charge Level (190 bps)                               11.59                                                                             23.89%
          Low Charge Level (140 bps)                                 8.10                                                                             24.52%
2002                                 1,745,833                                  11,379,092                1.40 - 2.15%                   -
          High Charge Level (215 bps)                                9.36                                                                             (0.78%)
          Low Charge Level (140 bps)                                 6.50                                                                            (29.02%)
2001                                 1,900,437                       9.16       17,413,941                       1.25%                    -          (21.99%)
Money Market
2003                                 3,678,382                                  46,713,945                1.40 - 1.65%                0.52%
          High Charge Level (165 bps)                                9.88                                                                             (1.16%)
          Low Charge Level (140 bps)                                12.70                                                                             (0.91%)
2002                                 5,391,441                                  69,106,596                1.40 - 2.15%                1.24%
          High Charge Level (215 bps)                                9.99                                                                             (0.02%)
          Low Charge Level (140 bps)                                12.82                                                                             (0.16%)
2001                                 5,952,104                      12.84       76,417,357                       1.25%                3.53%            2.28%
Small-Cap Growth
2003                                   735,016                                   6,049,919                1.40 - 1.65%                    -
          High Charge Level (165 bps)                               13.63                                                                             39.92%
          Low Charge Level (140 bps)                                 8.02                                                                             40.28%
2002                                   777,846                                   4,454,208                1.40 - 2.15%                    -
          High Charge Level (215 bps)                                9.73                                                                             (0.32%)
          Low Charge Level (140 bps)                                 5.72                                                                            (39.08%)
2001                                   900,655                       9.38        8,450,150                       1.25%                    -           (25.44%)
Total Return Bond
2003                                 2,027,228                                $ 26,284,941                1.40 - 1.90%                3.24%
          High Charge Level (190 bps)                               10.86                                                                              6.36%
          Low Charge Level (140 bps)                                13.00                                                                              6.90%
2002                                 2,451,576                                  29,806,385                1.40 - 2.15%                6.11%
          High Charge Level (215 bps)                               10.21                                                                              0.25%
          Low Charge Level (140 bps)                                12.16                                                                              6.24%
2001                                 2,978,591                      11.44       34,087,060                       1.25%                6.19%            5.91%

-------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------
* Annualized

Footnotes:
1 - Alger Gowth merged into MFS Growth on 2/16/01.
2 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 2/16/01
3 - American Century International Growth II merged into American Century International Growth I on 9/24/01
4 - DeAm Bond commenced operations on 05/01/02.
5 - DeAm Large-Cap Growth commenced operations on 05/01/02.
6 - DeAm Small-Cap Value commenced operations on 05/01/02.
7 - Kinetics Internet merged into Gabelli All-Cap Value on 05/03/02.
8 - Scudder Japan merged into American Century International Growth on 05/03/02.
9 - Evergreen VA Perpetual International merged into Evergreen VA International Growth on 8/3/2001.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
FOR THE YEARS ENDED DECEMBER 31, 2003 and DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------------------

11. FINANCIAL HIGHLIGHTS

Footnotes:
1 - Portfolios commenced as of 05/01/02.
2 - Kinetics Internet merged into Gabelli All-Cap Value as of 05/03/02.
3 - Scudder Japan merged into American Century International Growth as of 05/03/02.
4 - VA Blue Chip merged into VA Fund as of 12/5/03.
5 - VA Capital Growth merged into VA Growth & Income as of 12/5/03.
6 - VA Equity Index liquidated as of 12/23/03.
7 - VA Global Leaders merged into VA International Equity as of 12/5/03.
8 - VIP Asset Allocation merged into Liberty Asset Allocation VS as of 4/4/03.
9 - VIP Growth & Income merged into Liberty Equity VS as of 4/11/03.
10 - VIP Money Market merged into Liberty Money Market VS as of 4/4/03.
11 - VIP Quality Plus Bond merged into Liberty Federal Securities VS as of 4/4/03.
12 - VIP Small Company Growth merged into Liberty Small Company Growth VS as of 4/4/03.
13 - Montgomery changed its sub-account to Gartmore as of 6/20/03.
14 - These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
15 - These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invests.
16 - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the Total Return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
17 - Alger Gowth merged into MFS Growth on 02/16/01.
18 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 02/16/01.
19 - American Century International Growth II merged into American Century International Growth I on 09/24/01.
20 - Evergreen VA Perpetual International merged into Evergreen VA International Growth on 08/3/2001.

* Annualized

American Skandia Life Assurance Corporation Variable Account B ("Variable Account B")
Notes to Financial Statements
December 31, 2003
----------------------------------------------------------------------------------------------------------

                                                                                                       123
1.       ORGANIZATION

American  Skandia Life Assurance  Corporation  Variable Account B, also referred to as the "Separate  Account",  is organized as a unit investment  trust, a type of investment  company,  and is registered with the Securities and Exchange  Commission  under the Investment
Company Act of 1940. The Separate Account was established by American  Skandia Life Assurance  Corporation  ("American  Skandia" or the
"Company"),  which became a majority owned  subsidiary of Prudential  Financial,  Inc. on May 1, 2003,  pursuant to Connecticut  law on
November 25,  1987.  Underss.38a-433 of the  Connecticut  General  Statutes,  the assets and  liabilities  of the Separate  Account are clearly  identified and  distinguished  from the other assets and liabilities of the Company.  The assets of the Separate  Account will not be charged with any liabilities  arising out of any other business conducted by American Skandia.  However,  the Separate Account's
obligations, including insurance benefits related to the annuities, are the obligations of American Skandia.

The Separate  Account is used as a funding vehicle for several flexible premium  deferred  variable annuity  contracts,  as well as two immediate  variable  annuities issued by American Skandia.  The following is a list of each variable annuity product funded through the
Separate Account.

LifeVest Personal Security Annuity ("PSA")                        Wells Fargo Stagecoach Extra Credit ("Stagecoach Extra
                                                                  Credit")
Alliance Capital Navigator ("ACN")                                Evergreen Skandia Harvester XTra Credit ("Harvester XTra
                                                                  Credit")
American Skandia Advisor Plan ("ASAP")                            American Skandia XTra Credit Premier ("XTra Credit Premier")
American Skandia Advisor Plan II ("ASAP II")                      American Skandia XTra Credit FOUR ("XTtra Credit FOUR")
Evergreen Skandia Harvester Variable Annuity ("Harvester          American Skandia XTra Credit FOUR Premier ("XTra Credit
Variable Annuity")                                                FOUR Premier")
American Skandia Advisor Plan II Premier ("ASAP II Premier")      American Skandia XTra Credit SIX ("XTra Credit SIX")
American Skandia Advisor Plan III ("ASAP III")                    American Skandia Protector ("AS Protector")
American Skandia Apex ("Apex")                                    Wells Fargo Stagecoach Variable Annuity ("Stagecoach")
Wells Fargo Stagecoach Apex                                       Wells Fargo Stagecoach Variable Annuity Plus ("Stagecoach
                                                                  VA+")
American Skandia Apex II ("Apex II")                              American Skandia Advisors Choice ("Choice")
American Skandia LifeVest ("ASL")                                 American Skandia Advisors Choice 2000 ("Choice 2000")
Wells Fargo Stagecoach Variable Annuity Flex ("Stagecoach Flex")  American Skandia Impact ("AS Impact")
American Skandia LifeVest Premier ("ASL Premier")                 Defined Investments Annuity
American Skandia LifeVest II ("ASL II")                           Galaxy Variable Annuity III ("Galaxy III")
American Skandia LifeVest II Premier (ASL II Premier")            American Skandia Advisors Income Annuity ("ASAIA")
American Skandia XTra Credit ("XTra Credit")                      American Skandia Variable Immediate Annuity ("ASVIA")
Stagecoach Apex II                                                Stagecoach ASAP III
Stagecoach XTra Credit SIX

The Annuities named above may be used as an investment  vehicle for "qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or
Tax  Sheltered  Annuity (or 403(b)) or as an  investment  vehicle for  "non-qualified"  investments.  When an Annuity is purchased as a
"qualified"  investment,  it does not provide any tax advantages in addition to the preferential  treatment already available under the
Internal Revenue Code.

The Separate  Account consists of multiple  Sub-accounts,  each of which invests only in a single mutual fund or mutual fund portfolio.
The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Certain Sub-accounts are available with only certain variable annuities offered through the Separate Account.

The name of each Portfolio and the corresponding Sub-account name, are provided below.

American Skandia Trust                        Wells Fargo Variable Trust                 ProFunds VP
AST Strong International Equity               International Equity                       Europe 30
AST William Blair International Growth        Small-Cap Growth                           Asia 30
AST American Century International Growth     Growth                                     Japan
AST DeAm International Equity                 Large Company Growth                       Banks
AST MFS Global Equity                         Equity Value                               Basic Materials
AST PBHG Small-Cap Growth                     Equity Income                              Biotechnology
AST DeAm Small-Cap Growth                     Asset Allocation                           Consumer Cyclical
AST Federated Aggressive Growth               Total Return Bond 2                        Consumer Non-Cyclical
AST Goldman Sachs Small-Cap Value             Money Market                               Energy
AST Gabelli Small-Cap Value                                                              Financial
AST DeAm Small-Cap Value                      Evergreen Variable Annuity Trust           Healthcare
AST Goldman Sachs Mid-Cap Growth              International Equity 3,4                   Industrial
AST Neuberger & Berman Mid-Cap Growth         Special Equity                             Internet
AST Neuberger & Berman Mid-Cap Value          Special Values 5                           Pharmaceuticals
AST Alger All-Cap Growth                      Omega                                      Precious Metals
AST Gabelli All-Cap Value                     Foundation                                 Real Estate
AST T. Rowe Price Natural Resources           Strategic Income                           Semiconductor
AST Alliance Growth                           Growth & Income 6                          Technology
AST MFS Growth                                VA Fund 7                                  Telecommunications
AST Marsico Capital Growth                                                               Utilities
AST Goldman Sachs Concentrated Growth         First Defined Portfolio Fund LLC           Bull
AST DeAm Large-Cap Growth                     Target Managed VIP                         Bear
AST DeAm Large-Cap Value                      The Dow DART 10                            UltraBull 9
AST Alliance/Bernstein Growth + Value         Global Target 15                           OTC
AST Sanford Bernstein Core Value              S&P Target 24                              Short OTC
AST Cohen & Steers Real Estate                NASDAQ Target 15                           UltraOTC
AST Sanford Bernstein Managed Index 500       Value Line(R)Target 25                      Mid-Cap Value
AST American Century Income and Growth        First Trust(R)10 Uncommon Values            Mid-Cap Growth
AST Alliance Growth & Income                  First Trust(R)Energy                        UltraMid-Cap
AST MFS Growth with Income                    First Trust(R)Financial Services            Small-Cap Value
AST INVESCO Capital Income                    First Trust(R)Pharmaceutical                Small-Cap Growth
AST DeAm Global Allocation                    First Trust(R)Technology                    UltraSmall-Cap
AST American Century Strategic Balanced                                                  U.S. Government Plus
AST T. Rowe Price Asset Allocation            INVESCO Variable Investment Funds, Inc.    Rising Rates Opportunity
AST T. Rowe Price Global Bond                 Dynamics
AST Federated High Yield                      Technology                                 Liberty Variable Investment Trust 8
AST Lord Abbett Bond-Debenture                Health Sciences                            Liberty Equity VS
AST DeAm Bond                                 Financial Services                         Columbia Real Estate Equity  VS
AST PIMCO Total Return Bond                   Telecommunications                         Columbia High Yield VS
AST PIMCO Limited Maturity Bond
AST Money Market                              Rydex Variable Trust                       Stein Roe Variable Investment Trust 8
                                              Nova                                       Liberty Small Company Growth VS
Gartmore Funds                                Ursa                                       Liberty Asset Allocation VS
GVIT Developing Markets 1                     OTC                                        Liberty Federal Securities VS
                                                                                         Liberty Money Market VS
The Prudential Series Fund, Inc.
SP Jennison International Growth                                                         Davis Funds
                                                                                         Value Fund

1.       This Sub-account was formerly "Montgomery Variable Series" and this portfolio was formerly named "Emerging Markets."
2.       This portfolio was formerly named "WFVT Corporate Bond."
3.       This portfolio was formerly named "Evergreen VA International Growth."
4.       "Evergreen VA Global Leaders" merged into "Evergreen VA International Equity."
5.       This portfolio was formerly named "Evergreen VA Small-Cap Value."
6.       "Evergreen VA Capital Growth" merged into "Evergreen VA Growth & Income."
7.       "Evergreen VA Blue Chip" merged into "Evergreen VA Fund."
8.       The portfolios of the Galaxy VIP Fund were  reorganized  into  portfolios of the Stein Roe Variable  Investment  Trust and the
     Liberty Variable Investment Trust.
9.       This portfolio was formerly named "ProFunds VP Bull Plus."

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be  expected,  and in some cases  could be  substantial.  The  comparison  of the  performance  of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account is inappropriate.

See Note 4 for additional  information  about each Annuity and the charges made by the Separate  Account in relation to the Annuity and any optional benefits offered under the Annuity.

The  accompanying  financial  statements  include only contract owners' purchase  payments related to the variable  investment  options offered under the various Annuities, and does not provide information related to fixed allocations offered under the Annuities.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS

     The fair value of the investments in the  sub-accounts is based on the net asset values of the Portfolio shares held at the end of the current  period.  Transactions  are  accounted for on the trade date and dividend  income is  recognized on an accrual  basis.
     Realized gains and losses on sales of investments are determined on a first-in first-out basis.

     ESTIMATES

     The preparation of financial statements in conformity with accounting  principles generally accepted in the United States requires that management make estimates and  assumptions  that affect the reported  amounts of assets and liabilities as of the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

     INCOME TAXES

     American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains attributable to the Separate  Account;  therefore,  no charges for federal  income taxes are  currently  deducted  from the Separate  Account.  If
     American Skandia incurs income taxes attributable to the Separate Account, or determines that such taxes will be incurred,  it may make a charge for such taxes against the Separate Account.  Under current laws,  American Skandia may incur state and local income taxes (in  addition to premium  tax) in several  states.  The Company does not  anticipate  that these taxes will be  significant.
     However, American Skandia may make charges against the Separate Account in the event that the amount of these taxes changes.

     NEW ACCOUNTING PRONOUNCEMENT

     Statement of Position (SOP) 03-5 "Financial Highlights of Separate Accounts: An Amendment to the
     Audit and Accounting  Guide Audits of Investment  Companies"  was effective for fiscal years ending after December 15, 2003.   The
     adoption of the new  requirements of the SOP did not have a material impact on the results of operations or financial  position of the Separate Account, however the SOP did result in additional footnote disclosures.

3.       DIVIDENDS

During 2003,  certain of the  Portfolios  declared  dividends.  The amounts  accrued  and/or  accrued and paid by the Portfolios to the
Separate  Account  for its  share of the  dividends  were  reinvested  in  additional  full and  fractional  shares  of the  applicable
Portfolios.  Such additional full and fractional  shares of the Portfolios are reflected in the daily  calculation of the  accumulation unit value for each Sub-account of the Separate Account.

4.       CONTRACT CHARGES/FEATURES

Each  Annuity  funded  through  the  Separate  Account  is subject to  specific  fees and  charges,  some of which are  deducted  as an asset-based  charge by the Separate  Account,  while others are deducted either annually or at the time that certain  transactions  are made.

Insurance  Charge - The Insurance  Charge is the  combination  of the mortality and expense risk charge and the  administrative  charge deducted by the Separate  Account.  The Insurance Charge is expressed as an annual charge;  however the daily equivalent is deducted on a daily basis from the assets of the Separate  Account.  Prior to the  consolidation  of Separate  Account B (described in Note 6), the level of Insurance Charge determined which separate account was used to fund the particular annuity.

The following Insurance Charge levels apply to each Annuity product, as listed.

    Insurance Charge                                         Annuity Product Name
         0.65%            Choice,  Choice 2000,  ASAP III,  XTra Credit SIX,  Stagecoach  ASAP III,  Stagecoach  Xtra
                          Credit SIX
         1.00%            AS Impact, Defined Investments Annuity, Galaxy III
         1.25%            ASAIA, ASVIA
         1.40%            PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach
                          Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
                          XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS
                          Protector, Stagecoach Variable Annuity, Stagecoach VA+
         1.65%            Apex II, ASL II, ASL II Premier, Stagecoach APEX II
         2.25%            ASAIA w/ Guarantee

Distribution  Charge - The  Distribution  Charge is deducted by the Separate Account on four American  Skandia annuity  contracts.  The
Distribution  Charge is expressed as an annual  charge;  however the daily  equivalent  is deducted on a daily basis from the assets of the Separate Account.  The charge is deducted for the number of years indicated below and then no longer applies.

   Distribution Charge                      Annuity Product Name                            Period Deducted
          0.60%                         ASAP III, Stagecoach ASAP III                    Annuity Years 1-8 only
          1.00%                  XTra Credit SIX, Stagecoach XTra Credit SIX            Annuity Years 1-10 only

Annual  Maintenance Fee - An Annual  Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the
Annuity.  The Annual  Maintenance Fee on certain  contracts may be less than $35, may be zero or, under certain  circumstances,  may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

Transfer Fees - Transfer  Fees are charged at a rate of $10 for each transfer  after the 20th in each Annuity Year, as set forth in the respective prospectuses.

Contingent  Deferred  Sales Charges - Contingent  Deferred Sales Charges may apply to certain  withdrawals  from the annuities and upon surrender of the annuity.  When  applicable,  Contingent  Deferred Sales Charges will apply for a maximum number of years  depending on the type of contract.  The maximum  number of years may be based on the number of years since each Purchase  Payment is applied or from the issue date of the Annuity.  Certain  annuities  do not deduct a Contingent  Deferred  Sales  Charge upon  surrender or  withdrawal.
Please refer to the prospectus for your annuity contract for a complete  description of the Contingent  Deferred Sales Charge,  as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

Premium Taxes - Some states and  municipalities  impose premium taxes,  which currently range up to 3.5% on Variable  Immediate Annuity contracts.

Optional  Benefit Charges - Prior to November 18, 2002,  American  Skandia offered certain  optional  benefits as riders to the various annuity  contracts  where the  annual  charge to  purchase  the rider was  deducted  from the  annuity on an annual  basis in  arrears.
Effective as of November 18, 2002,  American  Skandia  offers riders for optional  benefits  whose annual charge is deducted on a daily basis from the assets in the  Separate  Account.  The daily  charge for the  optional  benefits  is  deducted in the same manner as the
Insurance  Charge and the  Distribution  Charge (if  applicable).  Annuity  Owners who elect to purchase an optional  benefit  purchase units of the Separate Account that reflect the Insurance  Charge,  Distribution  Charge (if applicable) and the charge for any optional benefit(s).  Annuity  owners who elected an optional  benefit  whose charge is deducted on an annual basis in arrears will  continue to have the applicable charge deducted in this manner.

Currently,  American  Skandia offers five different  optional  benefits,  as follows:  the Guaranteed  Return Option PlusSM (GRO Plus),
Guaranteed  Minimum Withdrawal  Benefit (GMWB),  Guaranteed  Minimum Income Benefit (GMIB), a Highest  Anniversary Value optional death benefit (HAV) and an Enhanced  Beneficiary  Protection  optional death benefit (EBP).  Currently,  the charge for GRO Plus, HAV and EBP is 0.25% per year,  respectively.  The charge  for GMWB is 0.35% per year and the  charge  for GMIB is 0.50% per year of the  Protected
Income Value.  Certain American Skandia annuity contracts may not be eligible to elect all or any optional benefits.

In 2003,  contract  charges are  reflected  on the  statement of changes as a reduction of units.  In prior  years,  these  charges are reflected in the statement of operations as administrative fees.

5.       ACCUMULATION UNIT VALUES

Accumulation  Unit Values (or "AUVs") are calculated for each  Sub-account  on each  Valuation Day. Each  Sub-account  may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

----------------------- ---------------------------------------------------------------------------------------------
  Asset-based Charge                                   Description of When Applicable
        Level
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.65%           Choice, Choice 2000 - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.90%           Choice, Choice 2000 - One 0.25% Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.00%           AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.15%           Choice, Choice 2000 - Two 0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.25%           AS Impact, Defined Investments Annuity, Galaxy III - One 0.25% Optional Benefit

                        ASAP III, Stagecoach ASAP III - No Optional Benefits

                        ASAIA, ASVIA
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.40%           Choice, Choice 2000 - Three 0.25% Optional Benefits

                        PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach
                        Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
                        XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                        Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.50%           Defined Investments Annuity - Two 0.25% Optional Benefits

                        Choice 2000 - with HAV, EBP and GMWB

                        ASAP III - One 0.25% Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.65%           ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
                        ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
                        Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                        Stagecoach Variable Annuity, Stagecoach VA+ - One 0.25% Optional Benefit

                        XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, ASL II Premier, Apex II, Stagecoach
                        Apex II  - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.75%           Defined Investments Annuity - Three 0.25% Optional Benefits

                        ASAP III, Stagecoach ASAP III - Two 0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.90%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR, Stagecoach VA+ - Two 0.25% Optional Benefits

                        XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, ASL II Premier, Apex II, Stagecoach
                        APEX II  - One 0.25% Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.00%           ASAP III, Stagecoach ASAP III - Three 0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.10%           ASAP III, Stagecoach ASAP III - with HAV, EBP and GMWB
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.15%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR - Three 0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.15%           XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, Apex II, Stagecoach Apex II  - Two
                        0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.25%           ASAP II - with HAV, EBP and GMWB

                        ASAIA w/ Guarantee*
                        *This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.40%           XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, Apex II, Stagecoach Apex II  - Three
                        0.25% Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.50%           XTra Credit SIX, Stagecoach XTra Credit SIX, ASL II, Apex II, Stagecoach Apex II - with
                        HAV, EBP and GMWB
----------------------- ---------------------------------------------------------------------------------------------

6.       CONSOLIDATION OF SEPARATE ACCOUNTS

Prior to November 18, 2002,  the Separate  Account was organized as a single  separate  account under  Connecticut  state law, with six different  Sub-account  classes structured based on the daily asset-based charge deducted by the Separate Account.  Each "class" of the
Separate  Account was registered as a distinct unit investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of the Separate  Account was  consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which was renamed  American  Skandia Life  Assurance  Corporation
Variable  Account B. Effective as of November 18, 2002,  each  Sub-account of the Separate  Account has multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge  for each  optional  benefit  offered  under  the  applicable  annuity  contracts  funded  through  the  Separate  Account.  The consolidation of the different classes of the Separate Account has no impact on Annuity Owners.

7.       RELATED PARTY AGREEMENTS

American  Skandia  Marketing,  Incorporated  serves as principal  underwriter and distributor of variable  annuity  contracts funded by interests in the Separate  Account,  without  remuneration  from the Separate Account.  American Skandia  Marketing,  Inc. and American
Skandia Life Assurance  Corporation are both wholly-owned  subsidiaries of American Skandia,  Inc., whose ultimate parent is Prudential
Financial, Inc.

8.       DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account  (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity,  the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe  the  diversification  requirements  for  variable  annuity  contracts.  The  Company  believes  the  underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

AS Apex II

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of Annuity via EDGAR with Pre-Effective  Amendment No. 1 to this Registration  Statement
                           No. 333-71654, filed December 21, 2001.

(b)      Copy of Guaranteed Minimum Death Benefit  Endorsement filed via EDGAR with  Post-Effective  Amendment No. 8 to Registration
                           Statement No. 33-87010, filed April 26, 1999.

                  (c)      Copy of Percent Death Benefit Endorsement   filed  via  EDGAR  with  Pre-Effective  Amendment  No.  1  to
                           Registration Statement No. 333-49478, filed February 14, 2001.

                  (d)      Copy of  percent  Death  Benefit  Endorsement  filed  via EDGAR  with  Pre-Effective  Amendment  No. 1 to
                           Registration Statement No. 333-49478, filed March 14, 2001.

                  (e)      Copy of  Continuous  Guaranteed  Return  Option filed via EDGAR with  Post-Effective  Amendment  No. 2 to
                           Registration Statement No. 333-96577, filed August 6, 2003.

                  (f)      Copy of  Guaranteed  Minimum  Income  Benefit  filed via EDGAR  with  Post-Effective  Amendment  No. 2 to
                           Registration Statement No. 333-96577, filed August 6, 2003.

                  (g)      Copy of Guaranteed  Minimum  Withdrawal  Benefit filed via EDGAR with  Post-Effective  Amendment No. 2 to
                           Registration Statement No. 333-96577, filed August 6, 2003.

                  (h)       Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via
                            EDGAR with Post-Effective No. 5 to Registration No. 333-96577.

         (5)      A copy of the  application  form used with the  Annuity  filed via EDGAR with  Post-Effective  Amendment  No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Registration Statement No. 33-44203, CIK No. 0000881453,  Accession No. 0000881453-04-000025,  filed
                           March 24, 2004.

                  (b)      Copy of the By-Laws of American  Skandia Life  Assurance  Corporation  filed via EDGAR with  Registration
                           Statement No. 33-44202, CIK No. 0000881453, Accession No. 0000881453-04-000025, filed March 24, 2004.

         (7)      Annuity Reinsurance Agreements between Depositor and:                          Not applicable

         (8)      Agreements between Depositor and:

                  (a)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration Statement No.
                           33-87010,  filed February 25, 1997 (At such time, what later became  American  Skandia Trust was known as the Henderson Global Asset Trust).

                  (b)      First Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-86866, filed April 26, 2000

(c)      Evergreen  Variable Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to this Registration  Statement No.
                           33-87010, filed April 26, 2000.

(d)      INVESCO  Variable  Investment  Funds,  Inc.  filed via  EDGAR  with  Post-Effective  Amendment  No. 9 to this  Registration
                           Statement No. 33-87010, filed April 26, 2000.

(e)      ProFunds VP filed via EDGAR with Post-Effective  Amendment No. 9 to this Registration  Statement No. 33-87010,  filed April
                           26, 2000.

(f)      Wells Fargo Variable Trust filed via EDGAR with Initial  Registration to this Registration  Statement No. 333-49478,  filed
                           November 7, 2000.

(g)      Prudential Series Fund, Inc. filed via EDGAR with Post-Effective  Amendment No. 15 to Registration  Statement No. 33-87010,
                           filed April 26, 2001.

(h)      Gartmore Global Asset Management Trust filed via EDGAR with  Post-Effective  Amendment No. 2 to Registration  Statement No.
                           333-96577, filed August 6, 2003.

         (9)      Opinion and Consent of Counsel                                                                    FILED HEREWITH

         (10)     (a)      Consent of Pricewaterhouse Coopers LLP                                                   FILED HEREWITH
                  (b)      Consent of Ernst & Young LLP                                                             FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-Effective
                  Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(14)     Financial Data Schedule

         (99.1)   (a) Powers of Attorney for Zafar Rashid,  Executive  Vice  President and Chief  Financial  Officer filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 333-96577, filed February 17, 2004.
(b)      Powers of Attorney for James J. Avery, Director,  Vivian L. Banta, Director,  Richard J. Carbone,  Director, Helen M. Galt,
                      Director,  Ronald P.  Joelson,  Director,  Andrew J. Mako,  Director  and David R.  Odenath,  Chief  Executive
                      Officer,  President  and Director  filed with  Post-Effective  Amendment No. 5 to  Registration  Statement No.
                      333-96577.

Item 25.  Directors and Officers of the Depositor:

Effective May 1, 2003 Prudential  Financial,  Inc., a New Jersey corporation,  purchased Skandia U.S. Inc., a Delaware  corporation, and its  subsidiaries,  one of which is American Skandia Life Assurance  Corporation  ("American  Skandia"),  from Skandia Insurance
Company Ltd.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of American Skandia.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Michael Bohm
One Corporate Drive, P.O. Box 883                             Controller
Shelton, Connecticut  06484-0883

Nicholas J. Campanella                                                 Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Susan G. Carosi                                                        Vice President
2101 Welsh Road
Dresher, Pennsylvania 19025-5001

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John Doscher                                                           Vice President, Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Anne Fifick                                                            Vice President, Asset Liability & Risk Management
2 Gateway Center
Newark, New Jersey, 07102-5005

Kevin Frawley                                                          Vice President, Regulation 60 Officer
213 Washington Street
Newark, New Jersey  07102-2992

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Craig Gardner                                                          Vice President, Senior Investment Risk Officer
2 Gateway Center
Newark, New Jersey, 07102-5005

Helene Gurian                                                          Vice President
751 Broad Street
Newark; New Jersey 07102-3714

Timothy Harris                                                         Senior Vice President, Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Joanne Heintz                                                          Senior Vice President, Chief Investment Officer
2 Gateway Center
Newark, New Jersey, 07102-5005

Jacob Herschler                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director and Senior Vice President, Asset Liability &
213 Washington Street                                                  Risk Management
Newark, New Jersey  07102-2992

Daniel O. Kane                                                         Senior Vice President, Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

Marc S. Levine                                                         Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Andrew J. Mako                                                         Director
213 Washington Street
Newark, New Jersey  07102-2992

Lesley B. Mann                                                         Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

William J. Marsh                                                       Executive Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  Chief Executive Officer, President and Director
213 Washington Street
Newark, New Jersey  07102-2992

Robert O'Donnell                                                       Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484

Philip A. Pescatore                                                    Vice President
3 Gateway Center
Newark; NJ; 07102-4061

Zafar Rashid                                                           Executive Vice President & Chief Financial Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Yvonne Rocco                                                           Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Executive Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Shirley Shao                                                           Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B was
         -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange
                  Commission under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company domiciled in
         -----------------------------------------------------
                  Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of
                  American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general business
         --------------------------------------------------------------------------
                  corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized in the
         ------------------------------------------------
                  State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by
                  American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation
         ------------------------------------------------------------
                  organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds, Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation organized
         ----------------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation
                  Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor
                  Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation organized in
         ------------------------------------------------------
                  the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc.
                  ("ASAF") and it provides transfer agent services to ASAF.

Effective May 1, 2003,  Skandia U.S.  Inc., the sole  shareholder of ASI, which is the parent of ASLAC,  was purchased by Prudential
Financial,  Inc.  Prudential  Financial is a New Jersey insurance  holding company whose  subsidiary  companies serve individual and institutional  customers  worldwide  and include The  Prudential  Insurance  Company of America,  one of the largest life  insurance companies in the U.S.

In addition to the affiliates and/or  subsidiaries  shown above,  ASLAC holds all of the voting securities of American Skandia Trust
("AST"), a managed,  open-end  investment  company organized as a Massachusetts  business trust, other than those securities held in separate  accounts of Kemper Investors Life Insurance  Company  ("Kemper") in support of variable life insurance  policies issued by
Kemper.  The shares of this  investment  company are voted in accordance with the  instructions  of persons having  interests in the unit  investment  trust,  and ASLAC and Kemper vote the shares they hold  directly in the same manner that they vote the shares that they hold in their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the  Annual Report on Form 10-K of Prudential
Financial, Inc., Registration No. 001-16707, filed March 10, 2004, the text of which is hereby incorporated.

Item 27.  Number of Contract Owners:  As of December 31, 2003 there were 11,644 [Wells Apex II: 3] owners of contracts.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM can also be indemnified  pursuant to indemnity  agreements between each director and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The  directors  and officers of ASLAC and ASM are covered under a directors and officers  liability  insurance  policy.  Such policy will  reimburse  ASLAC or ASM, as  applicable,  for any payments that it shall make to directors  and officers  pursuant to law and, subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements and judgments arising  from any  proceeding  involving  any  director  or officer of ASLAC or ASM,  as  applicable,  in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 29.  Principal Underwriters:

(a)      American Skandia  Marketing,  Inc.  ("ASM"),  a subsidiary of American  Skandia,  Inc., serves as distributor and principal underwriter for flexible premium deferred annuities,  single premium deferred  annuities,  modified single premium variable life insurance  policies and flexible  premium  variable life insurance  policies issued by American Skandia Life Assurance
         Corporation.  ASM also serves as distributor  and principal  underwriter  for American  Skandia Trust and American  Skandia
         Advisor Funds, Inc.

(b)      Directors and officers of ASM

Effective May 1, 2003 Prudential  Financial,  Inc., a New Jersey corporation,  purchased Skandia U.S. Inc., a Delaware  corporation, and its  subsidiaries,  one of which is American  Skandia  Marketing,  Incorporated  ("ASM"),  from Skandia  Insurance  Company Ltd.
Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of ASM.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Christopher Allegro                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert M. Arena                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael Bohm                                                           Controller
One Corporate Drive
Shelton, Connecticut  06484-0883

Shaun Byrnes                                                           Senior Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Nicholas Campanella                                                    Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Susan Carosi                                                           Chief Anti-Money Laundering Officer
2101 Welsh Road
Dresher; Pennsylvania  19025-5001

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Paul DeSimone                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John Doscher                                                           Senior Vice President and Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert F. Gunia                                                        Senior Vice President
3 Gateway Center
Newark; New Jersey 07102-4061

Timothy Harris                                                         Senior Vice President, Chief Legal Officer
751 Broad Street                                                       and Corporate Secretary
Newark; New Jersey  07102-3714

Jacob Herschler                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Stephanie Holman                                                       Vice President
3 Gateway Center
Newark; New Jersey 07102-4061

Marc Levine                                                            Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Steve Long                                                             Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lesley Mann                                                            Chief Operations Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

William Marsh                                                          Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Mowbray                                                         Vice President
751 Broad Street
Newark; New Jersey  07102-3714

Robert O'Donnell                                                       Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  President, Chief Executive Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

Philip A. Pescatore                                                    Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Judy A. Rice                                                           Senior Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Hayward L. Sawyer                                                      Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Matthew Schiffman                                                      Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Richard Singmaster                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Eugene Stark                                                           Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Karen Stockla                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment to this  Registration  Statement as  frequently  as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of  Additional  Information,  or
(2) a post card or similar  written  communication  affixed to or included in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor")  hereby represents that the fees and charges deducted under the contracts  described in this  Registration  Statement are in the  aggregate  reasonable  in relation to the services  rendered,  the expenses  incurred  and the  risks  assumed  by  American  Skandia  Life  Assurance  Corporation  under  the  respective  facts  and circumstances,  including  such  relevant  factors  as: the nature and extent of such  services,  expenses  and risks,  the need for
American Skandia Life Assurance  Corporation to earn a profit, the degree to which the contract includes  innovative  features,  and regulatory  standards  for the grant of  exemptive  relief  under the  Investment  Company  Act of 1940 used prior to October  1996, including  the range of  industry  practice.  This  representation  applies to all  contracts  sold  pursuant  to this  Registration
Statement,  including  those sold on the terms  specifically  described in the  prospectuses  contained  herein,  or any  variations therein, based on supplements, endorsements, data pages, or riders to any contract or prospectus or otherwise."

(e)      With respect to the  restrictions  on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying  upon:  1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and  Exchange  Commission  to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No.  9        Opinion and Consent of Counsel         FILED HEREWITH

No. 10(a)     Consent of PricewaterhouseCoopers LLP  FILED HEREWITH

No. 10(b)     Consent of Ernst & Young LLP           FILED HEREWITH

                                                             SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 20th day of April, 2004.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Robin Wagner                                                   Attest:  /s/ Kathleen A. Chapman
        Robin Wagner, Vice President, Corporate Counsel                                Kathleen A. Chapman

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Robin Wagner                                                   Attest:  /s/ Kathleen A. Chapman
        Robin Wagner, Vice President, Corporate Counsel                                Kathleen A. Chapman

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

         David R. Odenath**        Chief Executive Officer and President                  April 20, 2004
         ------------------
          David R. Odenath

                                     (Principal Financial Officer and Principal Accounting Officer)

            Zafar Rashid*              Executive Vice President and                       April 20, 2004
            -------------
            Zafar Rashid                  Chief Financial Officer

                                                          (Board of Directors)

      James Avery**                           Vivian Banta**                             Richard Carbone**
      ------------                            ------------                               -----------------
      James Avery                             Vivian Banta                               Richard Carbone

      Helen Galt**                            Ronald Joelson**                          David R. Odenath**
      ---------------                         ----------------                          ------------------
      Helen Galt                              Ronald Joelson                            David R. Odenath

                                                           Andrew J. Mako**
                                                           ----------------
                                                            Andrew J. Mako

                                    *By:  /s/ Robin Wagner
                                          ----------------
                                               Robin Wagner

          *Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577
                                                                                                                           -
          **Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577.